UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:       811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MA 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: August 31
Date of reporting period: November 30, 2018

Item 1. Schedule of Investments.

John Hancock

Alternative Asset Allocation Fund

Quarterly portfolio holdings 11/30/18

Fund’s investments
As of 11-30-18 (unaudited)
	Shares	Value
Affiliated investment companies (A) 84.4%		$543,351,886
(Cost $552,873,175)
Absolute return strategies 21.0%		135,129,484
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (B)	5,546,033	51,578,108
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (B)	5,630,095	56,413,555
Touchstone Merger Arbitrage Fund, Class I (C)	2,606,899	27,137,821
Alternative investment approaches 50.8%		326,942,803
Redwood, Class NAV, JHF II (Boston Partners) (B)	7,151,903	79,886,752
Seaport Long/Short, Class NAV, JHIT (Wellington)	4,563,663	50,611,018
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	9,260,108	85,748,604
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (D)(E)	8,466,426	85,426,241
Technical Opportunities, Class NAV, JHF II (Wellington)	1,985,089	25,270,188
Alternative markets 12.6%		81,279,599
Credit Suisse Managed Futures Strategy Fund (B)(C)	2,543,933	24,650,713
Enduring Assets, Class NAV, JHIT (Wellington)	2,403,702	29,012,686
Invesco DB Gold Fund (B)(C)	270,333	10,337,534

Real Return Bond, Class NAV, JHF II (PIMCO)	1,639,342	17,278,666
Unaffiliated investment companies 13.1%		$84,138,580
(Cost $83,476,972)
Absolute return strategies 5.7%		36,427,039
The Arbitrage Fund, Class I	2,738,875	36,427,039
Alternative markets 7.4%		47,711,541
Energy Select Sector SPDR Fund	66,153	4,373,375
Financial Select Sector SPDR Fund	236,933	6,390,083
Invesco DB Energy Fund (B)	385,697	5,245,479
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (F)	526,258	8,333,295
SPDR S&P Global Natural Resources ETF (F)	107,959	4,796,618
VanEck Vectors Gold Miners ETF	56,287	1,074,519
Vanguard Global ex-U.S. Real Estate ETF	122,043	6,719,688
Vanguard Real Estate ETF	131,477	10,778,484

	Yield (%)	Shares	Value
Securities lending collateral 0.3%			$1,755,089
(Cost $1,755,107)
John Hancock Collateral Trust (G)	2.3749(H)	175,463	1,755,089

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.4%				$15,469,659
(Cost $15,468,059)
U.S. Government 2.3%				14,833,140
U.S. Treasury Bill	2.083	12-13-18	5,750,000	5,746,561
U.S. Treasury Bill	2.120	12-13-18	7,050,000	7,045,785
U.S. Treasury Bill	2.153	12-13-18	300,000	299,821
U.S. Treasury Bill	2.326	02-21-19	1,750,000	1,740,973

	Yield (%)	Shares	Value
Money market funds 0.1%			636,519

State Street Institutional U.S. Government Money Market Fund, Premier Class	2.1426(H)	636,519	636,519

2	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total investments (Cost $653,573,313) 100.2%	$644,715,214
Other assets and liabilities, net (0.2)%	(1,358,343)
Total net assets 100.0%	$643,356,871

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Note's to fund's investments.
(D)	The subadvisor is an affiliate of the advisor.
(E)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(F)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $1,720,320.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 11-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Subadvisors of Affiliated Underlying Funds
Boston Partners Global Investors, Inc.	(Boston Partners)
First Quadrant LP	(First Quadrant)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Standard Life Investment, (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company LLP	(Wellington)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	3

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	45	Short	Dec 2018	$(6,550,440)	$(6,206,175)	$344,265
						$344,265
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to Fund's investments regarding investment transactions and other derivatives information.
4	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds, including John Hancock Collateral Trust (JHCT), and other open-end management investment companies, other than exchange-traded funds (ETFs) are valued at their respective NAVs each business day. ETFs held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2018, all investments are categorized as Level 1 under the hierarchy described above, except for U.S Treasury bills, which are categorized as Level 2.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended November 30, 2018, the fund used futures contracts to manage against anticipated changes in securities markets.

Investment in affiliated underlying funds. The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying funds' net assets.

Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, by the fund from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Absolute Return Currency	6,111,191	61,562	(626,720)	5,546,033	—	—	($417,628)	$1,032,512	$51,578,108

       5

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Enduring Assets	2,461,777	107,713	(165,788)	2,403,702	$149,798	—	71,756	172,775	29,012,686
Global Absolute Return Strategies	8,196,135	—	(2,566,040)	5,630,095	—	—	(2,741,302)	1,409,897	56,413,555
John Hancock Collateral Trust	1,063,762	2,944,018	(3,832,317)	175,463	—	—	(1,739)	(241)	1,755,089
Real Return Bond	1,952,916	29,236	(342,810)	1,639,342	244,424	—	(245,480)	(479,946)	17,278,666
Redwood	6,765,100	708,752	(321,949)	7,151,903	—	—	(103,579)	(776,185)	79,886,752
Seaport Long/Short	4,505,082	100,566	(41,985)	4,563,663	—	—	5,162	(2,722,462)	50,611,018
Short Duration Credit Opportunities	9,094,147	622,720	(456,759)	9,260,108	900,818	—	(407,738)	(675,228)	85,748,604
Strategic Income Opportunities	8,235,515	562,892	(331,981)	8,466,426	837,510	—	(250,151)	(1,886,759)	85,426,241
Technical Opportunities	1,925,658	137,595	(78,164)	1,985,089	—	—	31,729	(2,258,392)	25,270,188
					$2,132,550	—	($4,058,970)	($6,184,029)	$482,980,907

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended November 30, 2018, is set forth below:

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Credit Suisse Managed Futures Strategy Fund	2,043,606	652,301	(151,974)	2,543,933	—	—	($97,052)	($506,754)	$24,650,713
Invesco DB Gold Fund	215,988	70,432	(16,087)	270,333	—	—	(38,041)	132,742	10,337,534
Touchstone Merger Arbitrage Fund	2,711,724	—	(104,825)	2,606,899	—		(29,822)	(373,216)	27,137,821
					—	—	($164,915)	($747,228)	$62,126,068

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	345Q1	11/18
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund.		1/19

John Hancock

Blue Chip Growth Fund

Quarterly portfolio holdings 11/30/18

Fund’s investments
As of 11-30-18 (unaudited)
	Shares	Value
Common stocks 99.3%		$3,648,120,845
(Cost $2,010,758,423)
Communication services 12.9%		474,506,891
Entertainment 1.4%
Activision Blizzard, Inc.	138,218	6,894,314
Electronic Arts, Inc. (A)	40,554	3,409,375
Netflix, Inc. (A)	147,766	42,280,286
Interactive media and services 11.5%
Alphabet, Inc., Class A (A)	53,318	59,164,319
Alphabet, Inc., Class C (A)	139,295	152,448,627
Facebook, Inc., Class A (A)	938,257	131,928,317
InterActiveCorp (A)	35,245	6,272,200
Tencent Holdings, Ltd.	1,803,700	72,109,453
Consumer discretionary 22.9%		841,890,019
Auto components 0.5%
Aptiv PLC	243,816	17,530,370
Automobiles 1.2%
Ferrari NV	32,010	3,508,296
Tesla, Inc. (A)(B)	120,484	42,227,232
Hotels, restaurants and leisure 2.8%
Hilton Worldwide Holdings, Inc.	173,599	13,113,668
Marriott International, Inc., Class A	216,403	24,892,837
McDonald's Corp.	85,908	16,194,517
Norwegian Cruise Line Holdings, Ltd. (A)	85,108	4,367,743
Restaurant Brands International, Inc.	165,805	9,671,406
Royal Caribbean Cruises, Ltd.	168,577	19,061,001
Wynn Resorts, Ltd.	4,843	529,824
Yum! Brands, Inc.	179,312	16,536,153
Internet and direct marketing retail 16.6%
Alibaba Group Holding, Ltd., ADR (A)	717,233	115,374,100
Amazon.com, Inc. (A)	222,581	376,199,729
Booking Holdings, Inc. (A)	61,624	116,585,213
Ctrip.com International, Ltd., ADR (A)	5,200	150,022
Multiline retail 0.9%
Dollar General Corp.	296,396	32,896,992
Specialty retail 0.9%
Ross Stores, Inc.	349,714	30,634,946
Ulta Beauty, Inc. (A)	8,113	2,415,970
Consumer staples 0.1%		1,852,610
Beverages 0.1%
Constellation Brands, Inc., Class A	7,784	1,523,796
Tobacco 0.0%
Philip Morris International, Inc.	3,800	328,814
Financials 6.8%		248,435,504
Banks 0.6%
Citigroup, Inc.	9,209	596,651
JPMorgan Chase & Co.	183,437	20,396,360
Capital markets 4.8%
Ameriprise Financial, Inc.	3,289	426,748
Intercontinental Exchange, Inc.	337,534	27,583,278
2	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley	961,152	$42,665,537
Northern Trust Corp.	13,800	1,369,374
Raymond James Financial, Inc.	45,467	3,625,084
S&P Global, Inc.	48,265	8,825,738
State Street Corp.	102,800	7,506,456
TD Ameritrade Holding Corp.	1,036,887	55,794,889
The Charles Schwab Corp.	636,785	28,527,968
The Goldman Sachs Group, Inc.	900	171,621
Insurance 1.4%
American International Group, Inc.	152,745	6,606,221
Chubb, Ltd.	51,293	6,859,926
Marsh & McLennan Companies, Inc.	62,439	5,538,339
The Progressive Corp.	74,784	4,957,431
Willis Towers Watson PLC	169,231	26,983,883
Health care 20.3%		747,249,383
Biotechnology 2.7%
Alexion Pharmaceuticals, Inc. (A)	281,583	34,676,946
Biogen, Inc. (A)	519	173,201
Celgene Corp. (A)	14,808	1,069,434
Vertex Pharmaceuticals, Inc. (A)	343,375	62,078,766
Health care equipment and supplies 7.0%
Abbott Laboratories	142,809	10,575,006
Becton, Dickinson and Company	298,240	75,380,160
Danaher Corp.	332,983	36,474,958
Intuitive Surgical, Inc. (A)	118,195	62,746,180
Stryker Corp.	414,519	72,731,504
Health care providers and services 8.4%
Anthem, Inc.	189,177	54,874,572
Centene Corp. (A)	157,440	22,395,840
Cigna Corp.	280,015	62,549,751
HCA Healthcare, Inc.	66,200	9,532,138
Humana, Inc.	72,543	23,900,742
UnitedHealth Group, Inc.	426,553	120,014,952
WellCare Health Plans, Inc. (A)	55,768	14,214,148
Life sciences tools and services 1.2%
Agilent Technologies, Inc.	23,100	1,671,285
Illumina, Inc. (A)	11,644	3,929,850
Thermo Fisher Scientific, Inc.	163,765	40,867,556
Pharmaceuticals 1.0%
Eli Lilly & Company	137,457	16,307,898
Merck & Company, Inc.	204,133	16,195,912
Pfizer, Inc.	49,500	2,288,385
Zoetis, Inc.	27,700	2,600,199
Industrials 9.0%		330,037,699
Aerospace and defense 4.8%
Harris Corp.	94,397	13,494,051
L3 Technologies, Inc.	2,600	476,554
Northrop Grumman Corp.	94,590	24,582,049
The Boeing Company	392,992	136,273,906
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	3

	Shares	Value
Industrials (continued)
Airlines 1.3%
Alaska Air Group, Inc.	77,926	$5,708,859
American Airlines Group, Inc.	196,638	7,896,982
Delta Air Lines, Inc.	271,615	16,489,747
United Continental Holdings, Inc. (A)	185,333	17,921,701
Commercial services and supplies 0.1%
Cintas Corp.	18,200	3,410,316
Industrial conglomerates 1.4%
Honeywell International, Inc.	164,373	24,121,738
Roper Technologies, Inc.	93,655	27,870,791
Machinery 0.4%
Fortive Corp.	179,409	13,647,643
Professional services 0.1%
CoStar Group, Inc. (A)	6,826	2,521,456
IHS Markit, Ltd. (A)	8,147	434,805
Road and rail 0.9%
Canadian Pacific Railway, Ltd.	49,900	10,555,846
CSX Corp.	220,150	15,989,495
Kansas City Southern	8,423	867,990
Norfolk Southern Corp.	15,081	2,574,930
Union Pacific Corp.	33,807	5,198,840
Information technology 26.5%		973,277,422
Communications equipment 0.1%
Motorola Solutions, Inc.	21,697	2,847,731
Electronic equipment, instruments and components 0.0%
Corning, Inc.	22,876	737,065
IT services 10.7%
Fidelity National Information Services, Inc.	177,376	19,147,739
Fiserv, Inc. (A)	340,645	26,955,239
FleetCor Technologies, Inc. (A)	28,016	5,418,294
Global Payments, Inc.	324,450	36,276,755
Mastercard, Inc., Class A	514,973	103,545,621
PayPal Holdings, Inc. (A)	656,462	56,331,004
Visa, Inc., Class A	886,645	125,646,463
Worldpay, Inc., Class A (A)	219,684	18,851,084
Semiconductors and semiconductor equipment 1.6%
Broadcom, Inc.	3,937	934,683
Lam Research Corp.	1,523	239,050
Maxim Integrated Products, Inc.	275,111	15,384,207
Microchip Technology, Inc. (B)	6,529	489,675
NVIDIA Corp.	84,353	13,785,811
Texas Instruments, Inc.	174,936	17,467,360
Xilinx, Inc.	102,249	9,455,988
Software 13.5%
Intuit, Inc.	270,980	58,133,339
Microsoft Corp.	1,874,167	207,826,379
Red Hat, Inc. (A)	187,887	33,549,103
salesforce.com, Inc. (A)	509,636	72,755,635
ServiceNow, Inc. (A)	315,643	58,479,179
Splunk, Inc. (A)	97,477	10,891,105
VMware, Inc., Class A (A)	88,408	14,794,195
4	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
Software (continued)
Workday, Inc., Class A (A)	236,828	$38,839,792
Technology hardware, storage and peripherals 0.6%
Apple, Inc.	137,165	24,494,926
Materials 0.5%		19,023,523
Chemicals 0.3%
Air Products & Chemicals, Inc.	20,352	3,274,026
The Sherwin-Williams Company	22,589	9,579,317
Containers and packaging 0.2%
Ball Corp.	125,640	6,170,180
Real estate 0.1%		3,732,114
Equity real estate investment trusts 0.1%
American Tower Corp.	22,689	3,732,114
Utilities 0.2%		8,115,680
Electric utilities 0.1%
NextEra Energy, Inc.	19,617	3,564,605
Multi-utilities 0.1%
Sempra Energy	39,499	4,551,075

	Yield (%)	Shares	Value
Securities lending collateral 1.1%			$41,953,895
(Cost $41,953,877)
John Hancock Collateral Trust (C)	2.3749(D)	4,194,299	41,953,895
Short-term investments 0.7%			$23,936,379
(Cost $23,936,379)
Money market funds 0.7%			23,936,379
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.1426(D)	500,000	500,000
T. Rowe Price Government Reserve Fund	2.2493(D)	23,436,379	23,436,379

Total investments (Cost $2,076,648,679) 101.1%	$3,714,011,119
Other assets and liabilities, net (1.1%)	(39,381,222)
Total net assets 100.0%	$3,674,629,897

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $41,136,533.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 11-30-18.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2018, by major security category or type:

	Total value at 11-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$474,506,891	$402,397,438	$72,109,453	—
Consumer discretionary	841,890,019	841,890,019	—	—
Consumer staples	1,852,610	1,852,610	—	—
Financials	248,435,504	248,435,504	—	—
Health care	747,249,383	747,249,383	—	—
Industrials	330,037,699	330,037,699	—	—
Information technology	973,277,422	973,277,422	—	—
Materials	19,023,523	19,023,523	—	—
Real estate	3,732,114	3,732,114	—	—
Utilities	8,115,680	8,115,680	—	—
Securities lending collateral	41,953,895	41,953,895	—	—
Short-term investments	23,936,379	23,936,379	—	—
Total investments in securities	$3,714,011,119	$3,641,901,666	$72,109,453	—

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

       6

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	4,045,679	13,786,926	(13,638,306)	4,194,299	—	—	($1,856)	($7,821)	$41,953,895

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	457Q1	11/18
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund.		1/19

John Hancock

Emerging Markets Fund

Quarterly portfolio holdings 11/30/18

Fund’s investments
As of 11-30-18 (unaudited)
	Shares	Value
Common stocks 97.1%		$1,039,837,158
(Cost $897,015,436)
Australia 0.0%		288,275
MMG, Ltd. (A)	576,000	288,275
Brazil 6.5%		69,308,930
AES Tiete Energia SA	112,090	298,645
AES Tiete Energia SA	83	44
Aliansce Shopping Centers SA	42,849	208,481
Alliar Medicos A Frente SA (A)	28,209	95,338
Alupar Investimento SA	49,950	236,394
Ambev SA	79,500	348,230
Ambev SA, ADR	623,359	2,661,743
Anima Holding SA	9,500	41,348
Arezzo Industria e Comercio SA	22,591	291,820
Atacadao Distribuicao Comercio e Industria, Ltd.	48,200	210,693
B2W Cia Digital (A)	29,420	291,415
B3 SA - Brasil Bolsa Balcao	284,588	2,075,408
Banco Bradesco SA	154,302	1,340,766
Banco BTG Pactual SA	23,604	135,202
Banco do Brasil SA	81,261	938,846
Banco Santander Brasil SA	39,300	434,532
BB Seguridade Participacoes SA	115,029	842,066
BR Malls Participacoes SA	287,504	967,236
BR Properties SA	43,824	87,172
BrasilAgro - Co Brasileira de Propriedades Agricolas	11,916	48,860
Braskem SA, ADR	26,562	748,517
BRF SA (A)	132,990	762,474
CCR SA	424,555	1,426,671
Centrais Eletricas Brasileiras SA (A)	43,600	275,747
Cia de Locacao das Americas	18,200	160,023
Cia de Saneamento Basico do Estado de Sao Paulo	83,692	611,293
Cia de Saneamento de Minas Gerais-COPASA	24,635	326,453
Cia de Saneamento do Parana	37,240	550,524
Cia Energetica de Minas Gerais	56,004	184,306
Cia Hering	42,735	285,126
Cia Paranaense de Energia	8,800	71,703
Cia Paranaense de Energia, ADR	7,367	61,146
Cia Siderurgica Nacional SA (A)	73,420	168,562
Cia Siderurgica Nacional SA, ADR (A)	229,187	517,963
Cielo SA	241,920	595,513
Construtora Tenda SA (A)	25,333	201,505
Cosan Logistica SA (A)	108,284	363,632
Cosan SA	51,444	458,521
CSU Cardsystem SA	11,821	21,218
CVC Brasil Operadora e Agencia de Viagens SA	55,302	884,687
Cyrela Brazil Realty SA Empreendimentos e Participacoes	101,195	373,008
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	4,797
Dimed SA Distribuidora da Medicamentos	300	24,428
Direcional Engenharia SA	42,025	83,287
Duratex SA	146,838	464,897
EcoRodovias Infraestrutura e Logistica SA	87,516	210,548
EDP - Energias do Brasil SA	110,767	392,214
Embraer SA	299,468	1,688,739
2	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Brazil (continued)
Embraer SA, ADR	4,646	$104,303
Energisa SA	50,351	487,155
Eneva SA (A)	20,900	77,021
Engie Brasil Energia SA	43,835	487,733
Equatorial Energia SA	73,437	1,379,984
Estacio Participacoes SA	149,930	960,152
Even Construtora e Incorporadora SA (A)	43,257	57,628
Ez Tec Empreendimentos e Participacoes SA	25,934	154,366
Fibria Celulose SA, ADR	33,340	625,125
Fleury SA	79,365	443,337
Fras-Le SA	8,100	9,174
Gafisa SA (A)	11,244	45,818
Gerdau SA	47,328	148,997
Gerdau SA, ADR (B)	128,835	517,917
Gol Linhas Aereas Inteligentes SA, ADR (A)(B)	4,265	48,664
Grendene SA	42,603	85,536
Guararapes Confeccoes SA	4,194	180,045
Helbor Empreendimentos SA (A)	67,745	23,664
Hypera SA	37,632	312,340
Iguatemi Empresa de Shopping Centers SA	22,100	223,667
Industrias Romi SA	15,400	32,211
Instituto Hermes Pardini Sa	11,100	51,670
International Meal Company Alimentacao SA	75,900	135,419
Iochpe Maxion SA	59,721	375,194
IRB Brasil Resseguros SA	4,900	94,887
Itau Unibanco Holding SA	92,051	734,606
JBS SA	418,122	1,273,583
JHSF Participacoes SA (A)	31,500	15,818
JSL SA (A)	44,200	77,704
Kepler Weber SA (A)	7,800	30,160
Klabin SA	82,018	355,235
Kroton Educacional SA	439,553	1,194,014
Light SA	32,703	132,650
Linx SA	12,500	90,568
Localiza Rent a Car SA	135,423	943,222
Lojas Americanas SA	23,580	88,504
Lojas Renner SA	214,051	2,166,522
M Dias Branco SA	12,887	134,714
Magazine Luiza SA	20,503	873,963
Magnesita Refratarios SA (A)	15,110	216,110
Mahle-Metal Leve SA	19,156	120,875
Marcopolo SA	69,400	55,660
Marfrig Global Foods SA (A)	24,002	38,533
Marisa Lojas SA (A)	27,589	40,335
Mills Estruturas e Servicos de Engenharia SA (A)	50,117	42,901
Minerva SA (A)	10,165	14,490
Movida Participacoes SA	32,035	66,305
MRV Engenharia e Participacoes SA	121,904	382,506
Multiplan Empreendimentos Imobiliarios SA	49,347	296,202
Multiplus SA	24,497	157,790
Natura Cosmeticos SA	67,535	714,591
Odontoprev SA	111,309	400,178
Paranapanema SA (A)	131,000	49,832
Petro Rio SA (A)	2,663	66,663
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	3

	Shares	Value
Brazil (continued)
Petroleo Brasileiro SA	679,919	$4,950,472
Petroleo Brasileiro SA, ADR	63,594	835,625
Porto Seguro SA	41,284	553,402
Portobello SA	50,300	65,462
Profarma Distribuidora de Produtos Farmaceuticos SA (A)	17,156	18,435
QGEP Participacoes SA	38,800	104,681
Qualicorp SA	126,257	452,412
Raia Drogasil SA	57,576	925,441
Restoque Comercio e Confeccoes de Roupas SA	17,502	125,914
Rumo SA (A)	236,529	1,067,416
Santos Brasil Participacoes SA	128,441	136,178
Sao Carlos Empreendimentos e Participacoes SA (A)	7,900	60,290
Sao Martinho SA	81,585	380,508
Ser Educacional SA (C)	17,648	73,185
SLC Agricola SA	22,726	272,880
Smiles Fidelidade SA	25,000	285,876
Sonae Sierra Brasil SA	8,200	51,970
Springs Global Participacoes SA (A)	7,759	13,563
Sul America SA	144,501	1,005,582
Suzano Papel e Celulose SA	92,753	980,613
T4F Entretenimento SA	11,900	21,548
Technos SA (A)	18,685	10,876
Tecnisa SA (A)	52,976	16,983
Tegma Gestao Logistica SA	9,700	60,222
Terra Santa Agro SA (A)	2,000	6,611
TIM Participacoes SA	190,700	585,267
TOTVS SA	4,301	32,251
Transmissora Alianca de Energia Eletrica SA	132,511	770,514
Trisul SA	14,300	12,447
Tupy SA	31,122	158,867
Ultrapar Participacoes SA	83,893	1,025,257
Ultrapar Participacoes SA, ADR (B)	9,433	115,743
Unipar Carbocloro Sa	1,100	11,154
Usinas Siderurgicas de Minas Gerais SA	45,044	138,585
Vale SA	864,076	11,813,407
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	31,438	138,785
Via Varejo SA	304,992	408,768
Vulcabras Azaleia SA (A)	49,665	81,571
WEG SA	35,282	162,628
Wiz Solucoes e Corretagem de Seguros SA	38,413	69,559
Chile 1.4%		14,485,349
AES Gener SA	876,513	237,904
Aguas Andinas SA, Class A	857,868	503,392
Banco de Chile	570,900	82,189
Banco de Chile, ADR	6,489	189,089
Banco de Credito e Inversiones SA	9,209	596,777
Banco Santander Chile	9,776,796	754,586
Besalco SA	142,142	122,168
CAP SA	34,393	315,335
Cementos BIO BIO SA	2,795	3,771
Cencosud SA	348,730	645,958
Cia Cervecerias Unidas SA	47,823	626,808
Cia Sud Americana de Vapores SA (A)	7,394,049	227,956
4	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Chile (continued)
Clinica Las Condes SA (A)	180	$9,972
Colbun SA	1,511,389	312,710
Cristalerias de Chile SA	62,943	534,192
Empresa Nacional de Telecomunicaciones SA	56,098	463,300
Empresas AquaChile SA (A)	108,468	76,807
Empresas CMPC SA	131,286	453,717
Empresas COPEC SA	31,954	431,575
Empresas Hites SA	55,395	39,207
Empresas La Polar SA (A)	1,035,982	52,466
Enel Americas SA	1,398,821	242,078
Enel Americas SA, ADR (B)	111,347	966,492
Enel Chile SA, ADR	215,735	1,037,685
Engie Energia Chile SA	208,900	388,087
Forus SA	22,681	64,218
Grupo Security SA	562,917	240,554
Inversiones Aguas Metropolitanas SA	243,608	362,111
Inversiones La Construccion SA	16,566	264,479
Itau CorpBanca	28,774,964	272,648
Latam Airlines Group SA	46,164	472,073
Latam Airlines Group SA, ADR (B)	11,638	121,268
Masisa SA	1,342,694	76,971
Molibdenos y Metales SA	7,542	93,392
Multiexport Foods SA	241,299	134,017
Parque Arauco SA	143,637	336,105
PAZ Corp. SA	115,321	163,185
Ripley Corp. SA	433,009	374,241
SACI Falabella	83,612	625,246
Salfacorp SA	145,201	208,963
Sigdo Koppers SA	195,751	305,984
SMU SA (A)	177,031	50,878
Sociedad Matriz SAAM SA	2,463,001	217,053
Socovesa SA	411,319	217,609
SONDA SA	202,120	301,365
Vina Concha y Toro SA	131,728	268,768
China 13.3%		142,722,899
21Vianet Group, Inc., ADR (A)	10,717	101,597
361 Degrees International, Ltd.	133,000	32,971
3SBio, Inc. (C)	114,500	169,183
500.com, Ltd., ADR, Class A (A)(B)	4,724	37,036
51job, Inc., ADR (A)	1,588	108,111
58.com, Inc., ADR (A)	4,866	289,965
AAC Technologies Holdings, Inc. (B)	108,000	774,411
Acorn International, Inc., ADR	300	7,650
Agile Group Holdings, Ltd.	445,250	608,392
Agricultural Bank of China, Ltd., H Shares	2,423,000	1,101,439
Air China, Ltd., H Shares	398,000	388,209
Alibaba Group Holding, Ltd., ADR (A)	54,809	8,816,576
Aluminum Corp. of China, Ltd., ADR (A)	5,184	47,278
Aluminum Corp. of China, Ltd., H Shares (A)	614,000	221,772
Angang Steel Company, Ltd., H Shares (B)	222,000	182,580
Anhui Conch Cement Company, Ltd., H Shares	270,000	1,421,391
Anhui Expressway Company, Ltd., H Shares	84,000	51,358
ANTA Sports Products, Ltd.	193,000	884,407
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	5

	Shares	Value
China (continued)
Anton Oilfield Services Group (A)	456,000	$57,556
Aowei Holdings, Ltd. (A)	10,063,000	2,318,861
Asia Cement China Holdings Corp. (B)	104,000	80,379
Asia Plastic Recycling Holding, Ltd.	63,820	14,753
AVIC International Holdings, Ltd., H Shares (B)	100,000	54,614
AviChina Industry & Technology Company, Ltd., H Shares	481,000	339,059
BAIC Motor Corp., Ltd., H Shares (C)	466,000	286,987
Baidu, Inc., ADR (A)	13,200	2,485,296
BAIOO Family Interactive, Ltd. (C)	230,000	12,852
Bank of China, Ltd., H Shares	4,347,075	1,905,902
Bank of Chongqing Company, Ltd., H Shares	136,500	82,660
Bank of Communications Company, Ltd., H Shares	484,858	369,786
Baoye Group Company, Ltd., H Shares (A)	46,000	24,757
Baozun, Inc., ADR (A)(B)	1,271	44,828
BBMG Corp., H Shares (B)	202,500	65,602
Beijing Capital International Airport Company, Ltd., H Shares	280,415	313,064
Beijing Capital Land, Ltd., H Shares	220,000	86,716
Beijing Jingneng Clean Energy Company, Ltd., H Shares	322,000	61,098
Beijing North Star Company, Ltd., H Shares (B)	126,000	37,675
Beijing Urban Construction Design & Development Group Company, Ltd., H Shares (C)	29,000	9,964
Best Pacific International Holdings, Ltd. (B)	84,000	23,653
Billion Industrial Holdings, Ltd.	12,000	13,393
Bitauto Holdings, Ltd., ADR (A)(B)	5,583	103,062
Boyaa Interactive International, Ltd. (A)(B)	72,000	14,245
BYD Company, Ltd., H Shares	107,000	809,250
BYD Electronic International Company, Ltd.	193,983	274,335
C.banner International Holdings, Ltd. (A)(B)	134,000	8,062
Cabbeen Fashion, Ltd.	106,000	29,970
CAR, Inc. (A)	198,000	174,539
Cayman Engley Industrial Company, Ltd.	9,589	39,560
Central China Real Estate, Ltd.	193,538	71,174
Central China Securities Company, Ltd., H Shares (B)	151,000	34,044
CGN Power Company, Ltd., H Shares (C)	554,000	137,615
Changshouhua Food Company, Ltd.	124,000	45,462
Changyou.com, Ltd., ADR (B)	2,844	55,885
Chaowei Power Holdings, Ltd. (B)	174,000	82,301
Cheetah Mobile, Inc., ADR (A)	4,281	27,184
China Aircraft Leasing Group Holdings, Ltd.	59,500	62,274
China Animal Healthcare, Ltd. (A)(D)	182,000	1,372
China Aoyuan Property Group, Ltd.	262,000	168,799
China BlueChemical, Ltd., H Shares	481,000	154,227
China Cinda Asset Management Company, Ltd., H Shares	1,572,000	423,314
China CITIC Bank Corp., Ltd., H Shares	700,962	446,472
China Coal Energy Company, Ltd., H Shares	372,000	149,502
China Communications Construction Company, Ltd., H Shares	393,202	383,900
China Communications Services Corp., Ltd., H Shares	359,200	300,848
China Conch Venture Holdings, Ltd.	166,000	516,041
China Construction Bank Corp., H Shares	7,538,000	6,435,982
China Datang Corp. Renewable Power Company, Ltd., H Shares	804,000	102,021
China Distance Education Holdings, Ltd., ADR	302	2,316
China Dongxiang Group Company, Ltd.	786,000	125,870
China Eastern Airlines Corp., Ltd., H Shares	390,000	244,138
China Electronics Optics Valley Union Holding Company, Ltd. (B)	556,000	20,298
China Energy Engineering Corp., Ltd., H Shares	456,000	55,561
6	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
China Everbright Bank Company, Ltd., H Shares	212,000	$94,364
China Evergrande Group (B)	600,566	1,909,107
China Financial Services Holdings, Ltd.	94,000	6,159
China Galaxy Securities Company, Ltd., H Shares (B)	383,500	206,552
China Greenland Broad Greenstate Group Company, Ltd. (B)	116,000	6,291
China Hanking Holdings, Ltd.	139,000	15,852
China Harmony New Energy Auto Holding, Ltd. (B)	178,000	70,005
China Hongqiao Group, Ltd. (B)	407,000	253,020
China Huarong Asset Management Company, Ltd., H Shares (C)	2,772,000	572,263
China Huishan Dairy Holdings Company, Ltd. (A)(D)	235,000	0
China Huiyuan Juice Group, Ltd. (A)(D)	141,000	32,763
China International Capital Corp., Ltd., H Shares (C)	112,000	214,298
China International Marine Containers Group Company, Ltd., H Shares	107,100	115,408
China Lesso Group Holdings, Ltd.	317,000	163,129
China Life Insurance Company, Ltd., H Shares	410,000	879,776
China Lilang, Ltd.	111,000	90,873
China Logistics Property Holdings Company, Ltd. (A)(C)	190,000	68,052
China Longyuan Power Group Corp., Ltd., H Shares	548,000	432,611
China Machinery Engineering Corp., H Shares	204,000	101,939
China Maple Leaf Educational Systems, Ltd.	84,000	36,731
China Medical System Holdings, Ltd.	286,800	313,795
China Meidong Auto Holdings, Ltd.	92,000	34,157
China Merchants Bank Company, Ltd., H Shares	391,461	1,630,305
China Merchants Securities Company, Ltd., H Shares (C)	27,000	37,089
China Minsheng Banking Corp., Ltd., H Shares	492,840	364,987
China Modern Dairy Holdings, Ltd. (A)	251,000	27,247
China Molybdenum Company, Ltd., H Shares	690,000	284,164
China National Building Material Company, Ltd., H Shares	1,192,600	936,600
China Oilfield Services, Ltd., H Shares	168,000	157,380
China Online Education Group, ADR (A)(B)	803	6,424
China Oriental Group Company, Ltd.	306,000	197,760
China Pacific Insurance Group Company, Ltd., H Shares	218,400	778,088
China Petroleum & Chemical Corp., ADR	25,384	2,166,271
China Petroleum & Chemical Corp., H Shares	1,266,000	1,083,699
China Pioneer Pharma Holdings, Ltd. (A)	58,000	9,499
China Railway Construction Corp., Ltd., H Shares	426,335	547,631
China Railway Group, Ltd., H Shares	491,000	452,459
China Railway Signal & Communication Corp., Ltd., H Shares (C)	216,000	153,042
China Rare Earth Holdings, Ltd. (A)	58,800	2,410
China Reinsurance Group Corp., H Shares	806,000	168,334
China Resources Medical Holdings Company, Ltd.	152,000	116,894
China Resources Pharmaceutical Group, Ltd. (C)	237,000	349,397
China Sanjiang Fine Chemicals Company, Ltd.	133,000	33,607
China SCE Group Holdings, Ltd.	450,000	161,847
China Shengmu Organic Milk, Ltd. (A)(B)(C)	927,000	33,325
China Shenhua Energy Company, Ltd., H Shares	465,500	1,042,736
China Shineway Pharmaceutical Group, Ltd.	62,000	77,536
China Silver Group, Ltd. (A)(B)	348,000	38,473
China Southern Airlines Company, Ltd., H Shares (B)	400,000	273,922
China Suntien Green Energy Corp., Ltd., H Shares	333,000	91,318
China Taifeng Beddings Holdings, Ltd. (A)(D)	46,000	6,350
China Telecom Corp., Ltd., H Shares	1,162,000	630,098
China Tian Lun Gas Holdings, Ltd. (B)	70,500	57,469
China Tianrui Group Cement Company, Ltd. (A)	25,000	21,209
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	7

	Shares	Value
China (continued)
China Unienergy Group, Ltd. (A)	24,000	$31,136
China Vanke Company, Ltd., H Shares	226,200	782,167
China Wood Optimization Holding, Ltd.	48,000	12,034
China XLX Fertiliser, Ltd.	50,000	18,332
China Yurun Food Group, Ltd. (A)	234,000	21,294
China ZhengTong Auto Services Holdings, Ltd.	260,000	153,876
China Zhongwang Holdings, Ltd.	317,000	146,811
Chinasoft International, Ltd. (A)	334,000	197,637
Chlitina Holding, Ltd.	17,000	134,707
Chongqing Machinery & Electric Company, Ltd., H Shares	442,000	28,850
Chongqing Rural Commercial Bank Company, Ltd., H Shares	494,000	289,937
CIFI Holdings Group Company, Ltd.	916,000	462,680
CITIC Securities Company, Ltd., H Shares	111,000	208,278
CNOOC, Ltd.	2,543,000	4,296,023
COFCO Meat Holdings, Ltd. (A)	238,000	35,636
Cogobuy Group (A)(C)	141,000	54,308
Coland Holdings, Ltd.	34,000	30,588
Colour Life Services Group Company, Ltd. (A)(B)	67,000	36,397
Consun Pharmaceutical Group, Ltd.	96,000	71,259
COSCO SHIPPING Development Company, Ltd., H Shares (A)	923,850	104,364
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	186,000	100,904
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	276,500	112,935
Cosmo Lady China Holdings Company, Ltd. (C)	137,000	52,953
Country Garden Holdings Company, Ltd.	1,353,293	1,678,920
Country Garden Services Holdings Company, Ltd. (A)	144,642	241,595
CPMC Holdings, Ltd. (B)	108,000	44,681
CRCC High-Tech Equipment Corp., Ltd., H Shares	93,000	20,285
CRRC Corp., Ltd., H Shares	290,000	271,638
CSC Financial Company, Ltd., H Shares (C)	74,000	45,357
CSMall Group, Ltd. (A)	93,200	14,215
CSPC Pharmaceutical Group, Ltd.	516,000	1,049,386
CSSC Offshore and Marine Engineering Group Company, Ltd., H Shares (A)	50,000	36,651
CT Environmental Group, Ltd. (B)	916,000	38,202
Ctrip.com International, Ltd., ADR (A)	29,384	847,728
Dali Foods Group Company, Ltd. (C)	125,000	92,276
Dalian Port PDA Company, Ltd., H Shares	370,828	50,343
Daphne International Holdings, Ltd. (A)	240,000	8,313
Datang International Power Generation Company, Ltd., H Shares	412,000	101,544
Differ Group Holding Company, Ltd. (A)	400,000	25,597
Dongfang Electric Corp., Ltd., H Shares (A)	54,800	31,077
Dongfeng Motor Group Company, Ltd., H Shares	456,000	441,098
Dongjiang Environmental Company, Ltd., H Shares (B)	36,700	41,662
Dongyue Group, Ltd.	276,000	150,999
Dynagreen Environmental Protection Group Company, Ltd., H Shares (A)	71,000	27,964
E-Commodities Holdings, Ltd.	480,000	24,663
ENN Energy Holdings, Ltd.	134,000	1,205,779
Everbright Securities Company, Ltd., H Shares (B)(C)	49,200	47,751
Fang Holdings, Ltd., ADR (A)	26,693	49,115
Fantasia Holdings Group Company, Ltd.	520,500	62,917
First Tractor Company, Ltd., H Shares (A)	122,000	30,038
Fosun International, Ltd.	142,193	227,658
Fu Shou Yuan International Group, Ltd.	122,000	93,127
Fufeng Group, Ltd. (A)(B)	361,000	148,093
Fuguiniao Company, Ltd., H Shares (A)(D)	116,600	11,565
8	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
Future Land Development Holdings, Ltd.	588,000	$400,338
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	83,600	258,755
GDS Holdings, Ltd., ADR (A)(B)	1,913	56,414
Geely Automobile Holdings, Ltd.	860,000	1,708,876
Genertec Universal Medical Group Company, Ltd. (C)	198,000	160,185
Genscript Biotech Corp. (A)	90,000	157,790
GF Securities Company, Ltd., H Shares	75,000	111,514
Golden Eagle Retail Group, Ltd.	113,000	128,787
GOME Retail Holdings, Ltd. (A)(B)	2,774,000	249,231
Grand Baoxin Auto Group, Ltd. (B)	148,950	48,777
Great Wall Motor Company, Ltd., H Shares (B)	700,500	449,516
Greatview Aseptic Packaging Company, Ltd.	306,000	173,742
Green Seal Holding, Ltd.	31,800	38,039
Greenland Hong Kong Holdings, Ltd.	173,250	46,130
Greentown China Holdings, Ltd.	228,000	187,074
Greentown Service Group Company, Ltd.	152,000	131,445
Guangdong Yueyun Transportation Company, Ltd., H Shares	61,000	23,752
Guangshen Railway Company, Ltd., ADR	22,786	451,846
Guangzhou Automobile Group Company, Ltd., H Shares	218,799	228,398
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	14,000	56,840
Guangzhou R&F Properties Company, Ltd., H Shares	282,199	440,045
Guodian Technology & Environment Group Corp., Ltd., H Shares (A)	155,000	5,971
Guolian Securities Company, Ltd., H Shares (A)	40,500	9,285
Guorui Properties, Ltd. (B)	185,000	48,793
Guotai Junan Securities Company, Ltd., H Shares (C)	33,000	68,871
Haichang Ocean Park Holdings, Ltd. (A)(C)	136,000	27,891
Hailiang Education Group, Inc., ADR (A)	1,663	102,275
Haitian International Holdings, Ltd.	162,000	348,632
Haitong Securities Company, Ltd., H Shares	205,200	213,948
Harbin Bank Company, Ltd., H Shares (C)	190,000	44,814
Harbin Electric Company, Ltd., H Shares (B)	154,000	47,990
Harmonicare Medical Holdings, Ltd. (A)(C)	44,000	12,064
HC Group, Inc. (A)(B)	100,500	61,872
Hengan International Group Company, Ltd.	154,000	1,263,908
HengTen Networks Group, Ltd. (A)	1,692,000	58,807
Hilong Holding, Ltd.	223,000	23,496
Hiroca Holdings, Ltd.	26,000	62,161
Hisense Kelon Electrical Holdings Company, Ltd., H Shares	58,000	45,112
Honghua Group, Ltd. (A)	442,000	28,111
Honworld Group, Ltd. (C)	23,000	9,830
Hopefluent Group Holdings, Ltd.	16,000	4,590
HOSA International, Ltd. (D)	86,000	3,188
Hua Hong Semiconductor, Ltd. (C)	36,000	76,914
Huadian Fuxin Energy Corp., Ltd., H Shares	614,000	122,741
Huadian Power International Corp., Ltd., H Shares	304,000	130,730
Huaneng Power International, Inc., H Shares (B)	432,000	270,277
Huaneng Renewables Corp., Ltd., H Shares	1,300,000	410,859
Huatai Securities Company, Ltd., H Shares (C)	95,400	158,078
Huazhong In-Vehicle Holdings Company, Ltd.	108,000	17,280
Huazhu Group, Ltd., ADR	15,362	484,517
Huishang Bank Corp., Ltd., H Shares	79,200	34,989
Hydoo International Holding, Ltd. (A)	216,000	15,165
Industrial & Commercial Bank of China, Ltd., H Shares	5,497,000	3,926,069
Inner Mongolia Yitai Coal Company, Ltd., H Shares	484,900	396,297
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	9

	Shares	Value
China (continued)
JD.com, Inc., ADR (A)	23,010	$488,502
Jiangnan Group, Ltd. (A)(B)	534,000	24,973
Jiangsu Expressway Company, Ltd., H Shares	174,000	234,673
Jiangxi Copper Company, Ltd., H Shares	205,000	248,543
Jingrui Holdings, Ltd. (B)	69,000	19,821
JinkoSolar Holding Company, Ltd., ADR (A)(B)	6,454	74,673
JNBY Design, Ltd.	47,500	82,847
Jumei International Holding, Ltd., ADR (A)(B)	16,300	34,230
Kaisa Group Holdings, Ltd. (A)	468,000	151,179
Kangda International Environmental Company, Ltd. (A)(C)	172,000	19,382
Kasen International Holdings, Ltd.	127,000	57,240
Kinetic Mines and Energy, Ltd.	156,000	9,611
Kingdee International Software Group Company, Ltd.	137,000	137,828
Kingsoft Corp., Ltd.	187,000	315,030
Koradior Holdings, Ltd. (B)	51,000	63,535
KWG Group Holdings, Ltd. (A)	336,012	301,716
Labixiaoxin Snacks Group, Ltd. (A)	121,000	8,188
Launch Tech Company, Ltd., H Shares	13,000	12,944
Legend Holdings Corp., H Shares (C)	55,500	163,931
Lemtech Holdings Company, Ltd.	4,000	22,080
Lenovo Group, Ltd. (B)	1,782,000	1,293,105
Leoch International Technology, Ltd. (A)	118,000	9,839
Leyou Technologies Holdings, Ltd. (A)(B)	400,000	108,562
Li Ning Company, Ltd. (A)	106,000	114,060
Lianhua Supermarket Holdings Company, Ltd., H Shares (A)	124,200	26,139
Lifetech Scientific Corp. (A)	254,000	52,605
Link Motion, Inc., ADR (A)(B)	6,959	2,018
Livzon Pharmaceutical Group, Inc., H Shares	15,989	58,188
Logan Property Holdings Company, Ltd.	326,000	384,124
Longfor Group Holdings, Ltd.	346,500	982,019
LongiTech Smart Energy Holding, Ltd. (A)(B)	54,000	12,223
Lonking Holdings, Ltd.	401,000	104,742
Luye Pharma Group, Ltd. (C)	104,500	83,853
Maanshan Iron & Steel Company, Ltd., H Shares (B)	394,000	182,499
Maoye International Holdings, Ltd.	379,000	26,722
Metallurgical Corp. of China, Ltd., H Shares	436,000	111,319
Minsheng Education Group Company, Ltd. (A)(B)(C)	46,000	8,345
Minth Group, Ltd.	176,000	592,087
Modern Land China Company, Ltd.	188,000	26,357
Momo, Inc., ADR (A)	19,217	602,453
Nature Home Holding Company, Ltd. (A)	137,000	24,542
NetEase, Inc., ADR	9,534	2,164,885
New Century Healthcare Holding Company, Ltd. (C)	31,500	25,994
New China Life Insurance Company, Ltd., H Shares	56,400	248,540
New Oriental Education & Technology Group, Inc., ADR (A)	5,694	325,469
Noah Holdings, Ltd., ADR (A)	2,185	106,366
NVC Lighting Holding, Ltd.	330,000	24,567
On-Bright Electronics, Inc.	8,160	51,827
O-Net Technologies Group, Ltd. (A)(B)	56,000	27,045
Orient Securities Company, Ltd., H Shares (C)	104,800	72,285
Ozner Water International Holding, Ltd. (B)(C)	54,000	11,702
Pacific Online, Ltd.	180,000	24,207
Parkson Retail Group, Ltd. (A)	452,000	34,288
PetroChina Company, Ltd., H Shares	2,314,000	1,616,235
10	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
Phoenix New Media, Ltd., ADR (A)	4,800	$17,040
PICC Property & Casualty Company, Ltd., H Shares	612,894	632,220
Ping An Insurance Group Company of China, Ltd., H Shares	711,000	6,929,031
Poly Culture Group Corp., Ltd., H Shares	9,200	10,692
Postal Savings Bank of China Company, Ltd., H Shares (C)	154,000	93,449
Powerlong Real Estate Holdings, Ltd.	320,000	130,317
PW Medtech Group, Ltd. (A)	143,000	21,394
Q Technology Group Company, Ltd. (B)	89,000	52,086
Qingdao Port International Company, Ltd., H Shares (A)(C)	158,000	90,713
Qingling Motors Company, Ltd., H Shares	196,000	51,673
Qinhuangdao Port Company, Ltd., H Shares (B)	114,500	26,134
Qinqin Foodstuffs Group Cayman Company, Ltd. (A)(B)	36,100	10,587
Qunxing Paper Holdings Company, Ltd. (A)(D)	969,268	0
Red Star Macalline Group Corp., Ltd., H Shares (C)	43,280	40,344
Redco Group (B)(C)	248,000	133,862
Regal International Airport Group Company, Ltd.	37,000	33,538
Renhe Commercial Holdings Company, Ltd. (A)	4,060,000	129,920
Ronshine China Holdings, Ltd. (A)	109,500	137,609
Sany Heavy Equipment International Holdings Company, Ltd.	275,000	89,532
Semiconductor Manufacturing International Corp., ADR (A)(B)	111,661	514,757
Shandong Chenming Paper Holdings, Ltd., H Shares (B)	99,876	58,692
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	332,000	313,003
Shandong Xinhua Pharmaceutical Company, Ltd., H Shares	81,000	44,168
Shanghai Electric Group Company, Ltd., H Shares	418,000	142,649
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	30,000	104,149
Shanghai Fudan Microelectronics Group Company, Ltd., H Shares (A)	14,000	15,208
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd., H Shares	41,000	20,719
Shanghai Haohai Biological Technology Company, Ltd., H Shares (C)	5,700	29,376
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	344,000	92,919
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	86,900	215,105
Shanghai Prime Machinery Company, Ltd., H Shares (A)	206,000	30,906
Shengjing Bank Company, Ltd., H Shares (C)	44,000	21,325
Shengli Oil & Gas Pipe Holdings, Ltd. (A)	450,000	6,807
Shenguan Holdings Group, Ltd. (A)	400,000	22,714
Shenzhen Expressway Company, Ltd., H Shares	134,000	132,528
Shenzhou International Group Holdings, Ltd.	108,000	1,317,653
Shui On Land, Ltd.	947,067	224,806
Shunfeng International Clean Energy, Ltd. (A)	568,000	34,909
Sichuan Expressway Company, Ltd., H Shares	226,000	70,352
Sihuan Pharmaceutical Holdings Group, Ltd.	454,000	101,342
Silergy Corp.	8,000	127,395
SinoMedia Holding, Ltd.	54,000	12,253
Sino-Ocean Group Holding, Ltd.	542,681	243,989
Sinopec Engineering Group Company, Ltd., H Shares	296,500	275,608
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	726,000	331,038
Sinopharm Group Company, Ltd., H Shares	120,400	594,036
Sinosoft Technology Group, Ltd.	228,000	64,268
Sinotrans, Ltd., H Shares	603,574	242,839
Sinotruk Hong Kong, Ltd.	161,055	265,545
Skyfame Realty Holdings, Ltd.	552,000	77,087
SOHO China, Ltd. (A)	496,500	185,955
Sohu.com, Ltd., ADR (A)(B)	4,624	96,410
Springland International Holdings, Ltd.	247,000	44,240
Sun King Power Electronics Group (B)	54,000	7,272
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

	Shares	Value
China (continued)
Sunac China Holdings, Ltd.	539,000	$1,809,028
Suncity Group Holdings, Ltd. (A)	50,000	7,385
Sunny Optical Technology Group Company, Ltd.	92,900	909,102
Sunshine 100 China Holdings, Ltd. (A)(C)	77,000	37,563
TAL Education Group, ADR (A)	20,493	575,239
Tarena International, Inc., ADR (B)	4,850	33,805
Tencent Holdings, Ltd.	516,900	20,664,961
Tenwow International Holdings, Ltd. (A)(D)	177,000	8,597
The People's Insurance Company Group of China, Ltd., H Shares	465,000	201,547
Tian Ge Interactive Holdings, Ltd. (C)	88,000	47,385
Tian Shan Development Holding, Ltd.	134,000	41,175
Tiangong International Company, Ltd. (B)	220,000	47,346
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares (A)(B)	70,000	27,364
Tianneng Power International, Ltd.	224,700	205,790
Tingyi Cayman Islands Holding Corp.	410,000	531,760
Tong Ren Tang Technologies Company, Ltd., H Shares	69,000	98,969
Tonly Electronics Holdings, Ltd.	29,780	22,445
TravelSky Technology, Ltd., H Shares	90,500	244,327
Trigiant Group, Ltd.	242,000	27,929
Tsaker Chemical Group, Ltd. (C)	22,500	14,222
Tsingtao Brewery Company, Ltd., H Shares	40,000	163,505
Tuniu Corp., ADR (A)(B)	1,300	7,826
Uni-President China Holdings, Ltd.	242,600	221,698
V1 Group, Ltd. (A)	329,600	10,014
Vipshop Holdings, Ltd., ADR (A)	73,035	421,412
Wanguo International Mining Group, Ltd.	46,000	9,954
Want Want China Holdings, Ltd.	1,340,000	995,057
Weibo Corp., ADR (A)(B)	4,493	286,114
Weichai Power Company, Ltd., H Shares	489,600	529,480
Weiqiao Textile Company, H Shares	25,500	8,174
West China Cement, Ltd.	592,000	93,437
Wisdom Education International Holdings Company, Ltd.	76,000	31,300
Xiabuxiabu Catering Management China Holdings Company, Ltd. (A)(B)(C)	94,000	135,985
Xiamen International Port Company, Ltd., H Shares	308,662	43,543
Xingda International Holdings, Ltd.	189,426	56,243
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	86,650	58,148
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	101,920	101,396
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (A)	170,000	14,631
Xinyi Solar Holdings, Ltd. (B)	889,568	333,799
Xinyuan Real Estate Company, Ltd., ADR (B)	8,912	37,074
Xtep International Holdings, Ltd.	160,500	86,186
Xunlei, Ltd., ADR (A)	3,300	16,764
Yadea Group Holdings, Ltd. (B)(C)	238,000	83,345
Yangtze Optical Fibre and Cable Joint Stock, Ltd., Company, H Shares (C)	34,500	93,726
Yanzhou Coal Mining Company, Ltd., H Shares	468,000	423,490
Yashili International Holdings, Ltd. (A)	178,000	30,163
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (C)	14,800	54,404
Yida China Holdings, Ltd.	28,000	9,764
Yihai International Holding, Ltd. (B)	92,000	248,494
Yirendai, Ltd., ADR (B)	4,414	73,449
Youyuan International Holdings, Ltd. (A)(B)	96,000	30,336
Yum China Holdings, Inc.	39,586	1,418,366
Yunnan Water Investment Company, Ltd., H Shares	61,000	16,650
Yuzhou Properties Company, Ltd.	434,000	191,495
12	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
YY, Inc., ADR (A)	5,521	$375,814
Zhaojin Mining Industry Company, Ltd., H Shares	162,000	154,830
Zhejiang Expressway Company, Ltd., H Shares	252,000	212,183
Zhejiang Glass Company, Ltd., H Shares (A)(D)	172,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	38,600	18,827
Zhong An Real Estate, Ltd. (A)	540,400	18,731
Zhongsheng Group Holdings, Ltd.	149,500	305,338
Zhou Hei Ya International Holdings Company, Ltd. (A)(B)(C)	130,000	66,113
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	31,200	167,956
Zijin Mining Group Company, Ltd., H Shares	1,099,384	417,827
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	351,400	128,298
ZTE Corp., H Shares (A)	33,040	65,357
ZTO Express Cayman, Inc., ADR	35,168	603,483
Colombia 0.4%		4,318,513
Almacenes Exito SA	73,409	302,352
Banco de Bogota SA	9,120	167,510
Bancolombia SA	33,910	337,422
Bancolombia SA, ADR	8,727	349,167
Bolsa de Valores de Colombia	15,170	54,601
Celsia SA ESP	124,536	154,033
Cementos Argos SA	68,506	148,281
CEMEX Latam Holdings SA (A)	52,537	67,093
Corp. Financiera Colombiana SA (A)	32,090	185,554
Ecopetrol SA	1,086,244	1,042,915
Ecopetrol SA, ADR (B)	2,542	48,832
Empresa de Telecomunicaciones de Bogota (A)	50,637	4,447
Grupo Argos SA	27,275	136,459
Grupo Aval Acciones y Valores SA	12,657	80,245
Grupo de Inversiones Suramericana SA	30,352	303,145
Grupo Energia Bogota SA ESP	177,964	101,529
Grupo Nutresa SA	39,193	294,493
Interconexion Electrica SA ESP	135,067	540,435
Czech Republic 0.2%		1,899,100
CEZ AS	40,590	968,346
Komercni banka AS	5,854	230,165
Moneta Money Bank AS (C)	133,115	458,655
O2 Czech Republic AS (B)	15,386	165,301
Philip Morris CR AS	119	76,633
Egypt 0.1%		604,143
Commercial International Bank Egypt SAE, GDR	142,585	604,143
Greece 0.3%		2,742,642
Aegean Airlines SA	11,008	91,769
Alpha Bank AE (A)	35,802	50,826
Athens Water Supply & Sewage Company SA	9,971	58,803
Bank of Greece	2,764	39,382
Ellaktor SA (A)	29,391	41,004
FF Group (A)(D)	6,657	15,073
Fourlis Holdings SA (A)	14,928	75,554
GEK Terna Holding Real Estate Construction SA (A)	18,488	90,224
Hellenic Exchanges - Athens Stock Exchange SA	11,360	49,696
Hellenic Petroleum SA	22,305	186,732
Hellenic Telecommunications Organization SA	42,743	505,943
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	13

	Shares	Value
Greece (continued)
Holding Company ADMIE IPTO SA	26,912	$48,990
Intralot SA-Integrated Lottery Systems & Services (A)	84,682	47,113
JUMBO SA	13,187	200,672
LAMDA Development SA (A)	3,765	24,740
Marfin Investment Group Holdings SA (A)	311,954	24,473
Motor Oil Hellas Corinth Refineries SA	13,366	306,788
Mytilineos Holdings SA	26,277	228,783
National Bank of Greece SA (A)	2,934	3,416
OPAP SA	27,155	255,638
Piraeus Bank SA (A)	380	378
Piraeus Port Authority SA	2,954	52,972
Public Power Corp. SA (A)	26,912	40,314
Terna Energy SA	25,997	176,791
Titan Cement Company SA	5,632	126,568
Hong Kong 4.3%		45,686,878
Ajisen China Holdings, Ltd.	170,000	51,062
Alibaba Health Information Technology, Ltd. (A)	160,000	144,047
Alibaba Pictures Group, Ltd. (A)	1,550,000	242,574
AMVIG Holdings, Ltd.	405,333	98,520
Anxin-China Holdings, Ltd. (A)(D)	1,988,000	0
Asian Citrus Holdings, Ltd. (A)(D)	144,000	6,350
AVIC International Holding HK, Ltd. (A)(B)	906,799	22,949
Beijing Enterprises Clean Energy Group, Ltd. (A)	5,102,857	68,666
Beijing Enterprises Holdings, Ltd.	85,930	506,128
Beijing Enterprises Medical & Health Group, Ltd. (A)(B)	834,000	23,749
Beijing Enterprises Water Group, Ltd. (A)	704,000	409,221
Beijing Gas Blue Sky Holdings, Ltd. (A)(B)	1,040,000	32,634
Beijing Properties Holdings, Ltd. (A)	834,000	27,840
Bosideng International Holdings, Ltd.	528,000	92,836
Brilliance China Automotive Holdings, Ltd.	420,000	374,297
C C Land Holdings, Ltd.	539,540	127,327
Canvest Environmental Protection Group Company, Ltd. (B)	108,000	55,550
Capital Environment Holdings, Ltd. (A)	666,000	14,806
Carnival Group International Holdings, Ltd. (A)(B)	1,630,000	24,417
Carrianna Group Holdings Company, Ltd.	130,000	14,144
CECEP COSTIN New Materials Group, Ltd. (A)(D)	162,000	0
Century Sunshine Group Holdings, Ltd. (A)	560,000	13,842
CGN New Energy Holdings Company, Ltd.	262,000	40,591
Chiho Environmental Group, Ltd. (A)(B)	110,000	34,838
China Aerospace International Holdings, Ltd. (B)	502,755	34,124
China Agri-Industries Holdings, Ltd.	520,600	197,311
China All Access Holdings, Ltd.	266,000	12,432
China Animation Characters Company, Ltd. (B)	51,000	17,994
China Chengtong Development Group, Ltd. (A)(B)	158,000	4,030
China Dynamics Holdings, Ltd. (A)	870,000	12,610
China Electronics Huada Technology Company, Ltd.	112,000	10,050
China Energine International Holdings, Ltd. (A)	333,589	8,210
China Everbright International, Ltd.	338,111	296,645
China Everbright, Ltd.	235,000	440,090
China Fiber Optic Network System Group, Ltd. (A)(D)	419,600	15,016
China Foods, Ltd. (B)	274,000	121,020
China Gas Holdings, Ltd.	304,800	1,049,092
China Glass Holdings, Ltd. (A)	182,000	12,398
14	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
China Grand Pharmaceutical And Healthcare Holdings, Ltd. (A)	172,000	$88,233
China High Precision Automation Group, Ltd. (A)(D)	74,000	11,728
China High Speed Transmission Equipment Group Company, Ltd. (B)	58,000	68,326
China Jinmao Holdings Group, Ltd.	868,000	418,935
China Lumena New Materials Corp. (A)(B)(D)	1,272,000	0
China Mengniu Dairy Company, Ltd. (A)	105,000	325,676
China Merchants Land, Ltd. (A)	384,000	56,678
China Merchants Port Holdings Company, Ltd.	150,496	274,766
China Metal Recycling Holdings, Ltd. (A)(D)	14,579,934	0
China Metal Resources Utilization, Ltd. (A)(B)(C)	132,000	72,004
China Minsheng Financial Holding Corp., Ltd. (A)(B)	1,940,000	57,901
China Mobile, Ltd., ADR	200,594	9,977,546
China New Town Development Company, Ltd.	1,070,332	26,885
China NT Pharma Group Company, Ltd.	112,500	14,877
China Nuclear Energy Technology Corp., Ltd. (A)	104,000	9,055
China Oceanwide Holdings, Ltd. (A)	240,000	11,695
China Oil & Gas Group, Ltd. (A)	977,040	63,925
China Overseas Grand Oceans Group, Ltd.	408,000	144,387
China Overseas Land & Investment, Ltd.	802,000	2,812,439
China Overseas Property Holdings, Ltd.	440,667	126,477
China Power Clean Energy Development Company, Ltd. (B)	112,500	36,466
China Power International Development, Ltd.	528,666	123,944
China Properties Group, Ltd. (A)	246,000	35,869
China Resources Beer Holdings Company, Ltd.	145,981	497,048
China Resources Cement Holdings, Ltd.	357,518	352,121
China Resources Gas Group, Ltd.	232,000	940,178
China Resources Land, Ltd.	654,444	2,436,179
China Resources Power Holdings Company, Ltd.	322,882	613,490
China Ruifeng Renewable Energy Holdings, Ltd. (A)	212,000	14,935
China Singyes Solar Technologies Holdings, Ltd. (B)(D)	149,160	40,989
China South City Holdings, Ltd.	938,000	143,286
China State Construction International Holdings, Ltd.	257,600	225,418
China Taiping Insurance Holdings Company, Ltd.	238,910	796,743
China Traditional Chinese Medicine Holdings Company, Ltd.	378,000	252,263
China Travel International Investment Hong Kong, Ltd.	580,000	161,662
China Unicom Hong Kong, Ltd., ADR	216,019	2,536,063
China Vast Industrial Urban Development Company, Ltd. (C)	73,000	29,712
China Water Affairs Group, Ltd.	242,000	272,317
China Water Industry Group, Ltd. (A)(B)	204,000	30,814
CIMC Enric Holdings, Ltd.	86,000	69,847
CITIC Dameng Holdings, Ltd. (A)	191,000	9,441
CITIC Resources Holdings, Ltd.	594,000	50,301
CITIC, Ltd.	321,923	518,225
Citychamp Watch & Jewellery Group, Ltd.	369,800	78,547
Clear Media, Ltd.	87,000	64,711
Comba Telecom Systems Holdings, Ltd. (A)(B)	395,004	62,946
Concord New Energy Group, Ltd.	1,460,000	55,191
COSCO SHIPPING International Hong Kong Company, Ltd. (B)	157,040	55,152
COSCO SHIPPING Ports, Ltd.	442,459	450,011
Coslight Technology International Group Company, Ltd. (A)	54,000	16,171
CP Pokphand Company, Ltd.	1,730,000	155,230
CWT International, Ltd. (A)(B)	790,000	17,754
Dah Chong Hong Holdings, Ltd.	225,000	84,110
Dawnrays Pharmaceutical Holdings, Ltd.	222,000	55,403
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	15

	Shares	Value
Hong Kong (continued)
DBA Telecommunication Asia Holdings, Ltd. (A)(D)	32,000	$0
Digital China Holdings, Ltd. (A)	186,000	90,515
Dynasty Fine Wines Group, Ltd. (A)(D)	242,000	0
Embry Holdings, Ltd.	24,000	7,689
EVA Precision Industrial Holdings, Ltd.	132,000	10,502
Far East Horizon, Ltd.	498,000	496,530
FDG Electric Vehicles, Ltd. (A)(B)	2,880,000	29,193
Fullshare Holdings, Ltd. (A)(B)	792,500	300,546
GCL New Energy Holdings, Ltd. (A)	1,456,000	54,180
GCL-Poly Energy Holdings, Ltd. (A)	4,428,000	307,171
Gemdale Properties & Investment Corp., Ltd.	1,014,000	96,393
Glorious Property Holdings, Ltd. (A)	793,000	35,701
Goldlion Holdings, Ltd.	261,000	104,523
Goldpac Group, Ltd.	91,000	21,549
Good Friend International Holdings, Inc.	42,000	9,107
Guangdong Investment, Ltd.	180,000	347,939
Guangdong Land Holdings, Ltd. (A)	142,000	30,908
Haier Electronics Group Company, Ltd. (A)	206,000	482,511
Hanergy Thin Film Power Group, Ltd. (A)(D)	2,486,000	1,131,155
Health & Happiness H&H International Holdings, Ltd. (A)	54,000	348,158
Hengdeli Holdings, Ltd. (A)	588,400	23,003
Hi Sun Technology China, Ltd. (A)	378,000	59,705
HKC Holdings, Ltd.	42,016	33,998
Hopson Development Holdings, Ltd.	138,000	110,496
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,415,910	38,366
IMAX China Holding, Inc. (C)	31,000	81,147
Inspur International, Ltd.	52,000	23,640
Jiayuan International Group, Ltd.	191,748	343,999
Jinchuan Group International Resources Company, Ltd. (A)(B)	663,000	57,968
Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.	16,000	8,598
Joy City Property, Ltd.	784,000	86,521
Ju Teng International Holdings, Ltd.	189,722	47,247
K Wah International Holdings, Ltd.	174,990	85,960
Kingboard Holdings, Ltd.	178,148	511,990
Kingboard Laminates Holdings, Ltd.	274,000	262,465
KuangChi Science, Ltd. (A)(B)	354,000	28,614
Kunlun Energy Company, Ltd.	880,000	1,069,113
Lai Fung Holdings, Ltd.	39,388	50,084
Le Saunda Holdings, Ltd.	100,400	11,174
Lee & Man Chemical Company, Ltd.	30,000	18,445
Lee & Man Paper Manufacturing, Ltd. (B)	342,000	311,723
Lee's Pharmaceutical Holdings, Ltd.	46,500	37,306
Lifestyle China Group, Ltd. (A)(B)	115,500	40,810
Lisi Group Holdings, Ltd. (A)	62,000	6,718
LVGEM China Real Estate Investment Company, Ltd. (B)	32,000	8,965
Mingfa Group International Company, Ltd. (A)(D)	995,000	96,143
Minmetals Land, Ltd.	456,000	78,995
Nan Hai Corp., Ltd.	2,900,000	65,023
NetDragon Websoft Holdings, Ltd.	24,000	44,130
New Provenance Everlasting Holdings, Ltd. (A)	2,330,000	10,441
New World Department Store China, Ltd. (A)	145,000	32,105
Nine Dragons Paper Holdings, Ltd.	374,000	381,890
North Mining Shares Company, Ltd. (A)(B)	2,800,000	8,960
Overseas Chinese Town Asia Holdings, Ltd.	58,000	18,530
16	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Panda Green Energy Group, Ltd. (A)	832,000	$31,546
PAX Global Technology, Ltd. (B)	165,000	75,335
Phoenix Media Investment Holdings, Ltd.	228,000	22,621
Poly Property Group Company, Ltd.	351,944	120,267
Pou Sheng International Holdings, Ltd.	410,000	78,191
Prosperity International Holdings HK, Ltd. (A)	540,000	2,830
REXLot Holdings, Ltd. (A)	4,565,304	13,464
Road King Infrastructure, Ltd.	57,000	97,238
Rotam Global Agrosciences, Ltd. (A)	20,929	12,672
Seaspan Corp. (B)	10,428	99,170
Shanghai Industrial Holdings, Ltd.	124,041	271,382
Shanghai Industrial Urban Development Group, Ltd.	349,500	60,168
Shanghai Zendai Property, Ltd. (A)(B)	1,680,000	27,544
Shenzhen International Holdings, Ltd.	204,115	411,333
Shenzhen Investment, Ltd. (B)	878,935	287,506
Shimao Property Holdings, Ltd.	405,000	1,008,539
Shougang Concord International Enterprises Company, Ltd. (A)	1,888,000	53,049
Shougang Fushan Resources Group, Ltd.	636,000	134,246
Silver Grant International Industries, Ltd. (A)	304,334	68,707
SIM Technology Group, Ltd.	289,000	10,741
Sino Biopharmaceutical, Ltd.	549,500	504,558
Sino Oil And Gas Holdings, Ltd. (A)(B)	279,000	5,463
Sinofert Holdings, Ltd. (A)(B)	436,000	48,663
Sinolink Worldwide Holdings, Ltd. (A)(B)	334,000	21,465
Sinopec Kantons Holdings, Ltd.	238,000	98,118
Sinotrans Shipping, Ltd.	330,500	107,902
Skyworth Digital Holdings, Ltd.	444,025	109,444
SMI Holdings Group, Ltd. (A)(B)(D)	231,200	69,147
Sparkle Roll Group, Ltd. (A)(B)	208,000	8,512
SRE Group, Ltd. (A)	908,000	15,105
SSY Group, Ltd.	522,733	539,028
Summi Group Holdings, Ltd. (A)	152,000	3,922
Sun Art Retail Group, Ltd.	507,000	568,919
Symphony Holdings, Ltd.	150,000	19,211
TCL Electronics Holdings, Ltd.	155,600	64,624
Tech Pro Technology Development, Ltd. (A)(D)	966,000	8,396
Texhong Textile Group, Ltd.	77,500	93,664
Tian An China Investment Company, Ltd.	396,000	208,721
Tianjin Development Holdings, Ltd.	38,000	13,265
Tianjin Port Development Holdings, Ltd. (A)	654,000	71,267
Tibet Water Resources, Ltd. (A)	332,000	87,948
Time Watch Investments, Ltd.	62,000	8,972
Tomson Group, Ltd.	183,758	59,297
Tongda Group Holdings, Ltd. (B)	1,020,000	115,231
Top Spring International Holdings, Ltd. (B)	90,000	27,417
Towngas China Company, Ltd. (A)	189,672	148,130
TPV Technology, Ltd.	256,588	30,223
Truly International Holdings, Ltd. (A)	343,000	52,038
United Energy Group, Ltd.	1,872,000	354,752
Vinda International Holdings, Ltd.	52,000	89,831
Wasion Holdings, Ltd.	146,000	77,280
Wison Engineering Services Company, Ltd.	96,000	13,140
Xinchen China Power Holdings, Ltd. (A)	131,000	8,420
Yanchang Petroleum International, Ltd. (A)	3,192,273	30,731
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	17

	Shares	Value
Hong Kong (continued)
Yip's Chemical Holdings, Ltd.	148,000	$46,250
Yuexiu Property Company, Ltd.	1,817,516	338,299
Yuexiu Transport Infrastructure, Ltd.	92,000	69,054
Zhongyu Gas Holdings, Ltd. (B)	129,006	90,692
Zhuguang Holdings Group Company, Ltd. (A)(B)	276,000	49,138
Zhuhai Holdings Investment Group, Ltd.	218,000	24,070
Hungary 0.4%		4,199,456
Magyar Telekom Telecommunications PLC	183,970	289,825
MOL Hungarian Oil & Gas PLC	182,233	2,019,678
OTP Bank NYRT	33,869	1,358,250
Richter Gedeon NYRT	26,990	531,703
India 12.9%		137,820,523
3M India, Ltd. (A)	371	115,124
5Paisa Capital, Ltd. (A)	5,663	15,729
8K Miles Software Services, Ltd. (A)	4,309	11,353
Aarti Industries, Ltd.	13,770	277,547
ABB India, Ltd.	4,994	100,245
Abbott India, Ltd.	689	73,701
ACC, Ltd.	10,025	214,251
Adani Enterprises, Ltd.	108,639	257,585
Adani Gas, Ltd. (A)	108,639	153,851
Adani Green Energy, Ltd. (A)	82,674	55,011
Adani Ports & Special Economic Zone, Ltd.	145,494	765,740
Adani Power, Ltd. (A)	454,018	360,008
Adani Transmission, Ltd. (A)	79,630	255,214
Aditya Birla Capital, Ltd. (A)	97,207	146,885
Aditya Birla Fashion and Retail, Ltd. (A)	110,412	287,326
Aegis Logistics, Ltd.	25,318	75,859
Agro Tech Foods, Ltd.	1,095	8,885
AIA Engineering, Ltd.	8,841	215,364
Ajanta Pharma, Ltd.	9,615	162,766
Akzo Nobel India, Ltd.	2,869	65,003
Alembic Pharmaceuticals, Ltd.	18,393	166,376
Alembic, Ltd.	33,604	20,913
Alkyl Amines Chemicals	2,278	25,214
Allahabad Bank (A)	94,919	65,925
Allcargo Logistics, Ltd.	26,237	39,552
Amara Raja Batteries, Ltd.	16,755	170,689
Ambuja Cements, Ltd.	80,607	251,937
Anant Raj, Ltd.	30,231	14,728
Andhra Bank (A)	66,994	27,474
Anveshan Heavy Engineering, Ltd. (A)(D)	1,869	2,563
Apar Industries, Ltd.	4,039	35,699
APL Apollo Tubes, Ltd.	2,295	42,428
Apollo Hospitals Enterprise, Ltd.	16,401	296,442
Apollo Tyres, Ltd.	118,078	404,568
Arvind Fashions, Ltd. (A)(D)	10,095	143,113
Arvind, Ltd.	50,474	74,267
Asahi India Glass, Ltd.	21,842	80,763
Ashapura Intimates Fashion, Ltd.	3,188	1,387
Ashiana Housing, Ltd.	9,207	16,493
Ashok Leyland, Ltd.	376,217	605,681
Ashoka Buildcon, Ltd.	21,517	40,695
18	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Asian Paints, Ltd.	53,639	$1,038,121
Astra Microwave Products, Ltd.	3,253	3,645
Astral Polytechnik, Ltd.	6,724	98,838
Atul, Ltd.	3,428	168,624
Aurobindo Pharma, Ltd.	100,089	1,163,127
Automotive Axles, Ltd.	1,424	28,735
Avanti Feeds, Ltd.	13,278	65,324
Axis Bank, Ltd. (A)	172,053	1,542,212
Bajaj Auto, Ltd.	18,113	713,273
Bajaj Corp., Ltd.	20,442	106,587
Bajaj Electricals, Ltd.	11,808	79,929
Bajaj Finance, Ltd.	35,872	1,302,748
Bajaj Finserv, Ltd.	5,772	498,185
Bajaj Hindusthan Sugar, Ltd. (A)	178,945	24,680
Bajaj Holdings & Investment, Ltd.	10,297	444,252
Balaji Amines, Ltd.	3,283	21,611
Balaji Telefilms, Ltd.	4,394	5,999
Balkrishna Industries, Ltd.	31,936	440,454
Ballarpur Industries, Ltd. (A)	88,990	7,298
Balmer Lawrie & Company, Ltd.	16,866	45,701
Balrampur Chini Mills, Ltd. (A)	77,573	112,331
Banco Products India, Ltd.	6,956	16,715
Bank of Baroda (A)	132,893	200,777
Bank of India (A)	29,719	36,122
Bank of Maharashtra (A)	28,201	5,277
Bata India, Ltd.	6,260	93,928
BEML, Ltd.	4,238	45,637
Berger Paints India, Ltd.	66,305	303,448
BF Utilities, Ltd. (A)	2,743	8,420
Bhansali Engineering Polymers, Ltd.	13,362	14,262
Bharat Electronics, Ltd.	176,349	210,196
Bharat Financial Inclusion, Ltd. (A)	6,325	94,037
Bharat Forge, Ltd.	69,342	562,645
Bharat Heavy Electricals, Ltd.	241,293	236,340
Bharat Petroleum Corp., Ltd.	107,503	502,307
Bharti Airtel, Ltd.	380,131	1,722,319
Bharti Infratel, Ltd.	64,371	236,537
Biocon, Ltd.	10,333	92,834
Birla Corp., Ltd.	6,926	60,998
Bliss Gvs Pharma, Ltd.	11,066	23,821
BLS International Services, Ltd.	4,026	6,641
Blue Dart Express, Ltd.	1,696	74,842
Blue Star, Ltd.	7,278	70,633
Bodal Chemicals, Ltd.	20,244	32,917
Bombay Dyeing & Manufacturing Company, Ltd.	15,007	21,434
Borosil Glass Works, Ltd.	3,051	10,315
Bosch, Ltd.	878	239,067
Brigade Enterprises, Ltd.	15,066	42,423
Britannia Industries, Ltd.	8,218	369,101
BSE, Ltd.	4,664	40,663
Cadila Healthcare, Ltd.	48,479	253,468
Can Fin Homes, Ltd.	19,419	75,358
Canara Bank (A)	47,423	173,753
Capital First, Ltd.	4,763	35,900
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	19

	Shares	Value
India (continued)
Caplin Point Laboratories, Ltd.	6,805	$39,131
Carborundum Universal, Ltd.	16,322	84,086
Care Ratings, Ltd.	7,867	108,556
Castrol India, Ltd.	61,540	133,897
CCL Products India, Ltd.	26,452	101,140
Ceat, Ltd.	9,821	177,999
Central Bank of India (A)	10,366	4,309
Central Depository Services India, Ltd.	5,991	20,369
Century Plyboards India, Ltd.	28,588	71,188
Century Textiles & Industries, Ltd.	5,153	68,181
Cera Sanitaryware, Ltd.	1,554	52,453
CESC, Ltd.	24,066	241,031
CG Power and Industrial Solutions, Ltd. (A)	172,208	95,731
Chambal Fertilizers & Chemicals, Ltd.	75,728	166,079
Chennai Petroleum Corp., Ltd.	15,814	61,971
Chennai Super Kings Cricket, Ltd. (A)(D)	271,316	8,759
Cholamandalam Investment and Finance Company, Ltd.	9,785	185,579
Cipla, Ltd.	62,867	488,227
City Union Bank, Ltd.	88,891	222,158
Coal India, Ltd.	77,159	272,041
Coffee Day Enterprises, Ltd. (A)(C)	11,548	43,649
Colgate-Palmolive India, Ltd.	20,016	352,935
Container Corp. Of India, Ltd.	17,738	171,944
Coromandel International, Ltd.	35,263	206,764
Corp Bank (A)	67,269	25,650
Cox & Kings Financial Service, Ltd. (A)(D)	12,972	12,117
Cox & Kings, Ltd.	38,917	97,895
CRISIL, Ltd.	6,647	141,758
Crompton Greaves Consumer Electricals, Ltd.	195,671	607,021
Cummins India, Ltd.	7,559	87,690
Cyient, Ltd.	19,112	164,059
D B Realty, Ltd. (A)	1,588	481
Dabur India, Ltd.	104,748	618,968
Dalmia Bharat, Ltd. (A)	12,963	472,894
DB Corp., Ltd.	10,044	25,606
DCB Bank, Ltd.	46,625	105,134
DCM Shriram, Ltd.	16,548	86,163
Deepak Fertilisers & Petrochemicals Corp., Ltd.	10,021	23,067
Deepak Nitrite, Ltd.	6,386	23,605
Delta Corp., Ltd.	12,378	42,495
DEN Networks, Ltd. (A)	23,366	23,237
Dena Bank (A)	280,212	64,271
Dewan Housing Finance Corp., Ltd.	64,613	197,088
Dhampur Sugar Mills, Ltd.	6,521	14,250
Dhanuka Agritech, Ltd.	3,106	18,755
Dilip Buildcon, Ltd. (C)	14,958	98,878
Dish TV India, Ltd.	149,432	81,554
Dishman Carbogen Amcis, Ltd. (A)	33,282	113,351
Divi's Laboratories, Ltd.	20,696	423,950
DLF, Ltd.	118,765	305,256
Dr. Lal PathLabs, Ltd. (C)	3,512	44,190
Dr. Reddy's Laboratories, Ltd.	26,727	1,040,174
Dynamatic Technologies, Ltd.	876	19,621
eClerx Services, Ltd.	13,938	205,028
20	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Edelweiss Financial Services, Ltd.	128,456	$312,987
Eicher Motors, Ltd.	2,569	861,914
EID Parry India, Ltd.	21,964	65,844
EIH, Ltd.	41,907	117,676
Electrosteel Castings, Ltd.	54,318	17,575
Elgi Equipments, Ltd.	15,157	53,891
Emami, Ltd.	28,558	178,904
Engineers India, Ltd.	44,631	75,066
Entertainment Network India, Ltd.	1,131	9,850
Eris Lifesciences, Ltd. (A)(C)	5,216	46,296
Eros International Media, Ltd. (A)	10,396	13,989
Escorts, Ltd.	21,857	222,177
Essel Propack, Ltd.	62,645	81,096
Eveready Industries India, Ltd.	16,749	47,117
Excel Industries, Ltd.	557	11,796
Exide Industries, Ltd.	54,246	204,230
FDC, Ltd. (A)	17,683	47,789
Federal Bank, Ltd.	400,528	490,399
Federal-Mogul Goetze India, Ltd. (A)	8,475	51,746
Finolex Cables, Ltd.	27,449	180,859
Finolex Industries, Ltd.	15,101	120,987
Firstsource Solutions, Ltd.	87,222	65,204
Fortis Healthcare, Ltd. (A)	101,311	215,410
Future Enterprises, Ltd. (A)	34,346	19,946
Future Lifestyle Fashions, Ltd.	7,167	41,722
Future Retail, Ltd. (A)	37,830	285,546
Gabriel India, Ltd.	25,791	48,747
GAIL India, Ltd.	132,539	652,455
Garware Technical Fibres, Ltd.	2,608	44,424
Gateway Distriparks, Ltd.	28,954	58,135
Gati, Ltd.	7,132	8,888
Gayatri Projects, Ltd. (A)	9,356	23,495
GE T&D India, Ltd.	15,263	50,655
Geojit Financial Services, Ltd.	14,269	8,831
GHCL, Ltd.	9,557	31,045
GIC Housing Finance, Ltd.	3,991	13,378
Gillette India, Ltd.	1,325	124,451
GlaxoSmithKline Consumer Healthcare, Ltd.	2,527	263,768
GlaxoSmithKline Pharmaceuticals, Ltd.	4,534	88,654
Glenmark Pharmaceuticals, Ltd.	53,004	498,123
GM Breweries, Ltd.	333	3,215
GMR Infrastructure, Ltd. (A)	495,606	115,369
GOCL Corp., Ltd.	4,419	18,967
Godfrey Phillips India, Ltd.	4,064	53,892
Godrej Consumer Products, Ltd.	67,020	723,813
Godrej Industries, Ltd.	8,664	68,406
Godrej Properties, Ltd. (A)	6,768	65,005
Granules India, Ltd.	36,137	45,840
Graphite India, Ltd.	11,525	155,136
Grasim Industries, Ltd.	40,361	501,098
Greaves Cotton, Ltd.	34,250	60,147
Greenply Industries, Ltd.	10,228	19,870
Grindwell Norton, Ltd.	6,454	45,378
GRUH Finance, Ltd.	66,570	284,449
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	21

	Shares	Value
India (continued)
Gujarat Alkalies & Chemicals, Ltd.	11,667	$93,847
Gujarat Ambuja Exports, Ltd.	13,754	46,310
Gujarat Fluorochemicals, Ltd.	13,582	174,690
Gujarat Gas, Ltd.	10,769	99,143
Gujarat Industries Power Company, Ltd.	14,146	16,696
Gujarat Mineral Development Corp., Ltd.	39,451	48,924
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	14,982	73,693
Gujarat Pipavav Port, Ltd.	76,757	105,770
Gujarat State Fertilizers & Chemicals, Ltd.	100,748	153,394
Gujarat State Petronet, Ltd.	56,519	150,993
Gulf Oil Lubricants India, Ltd.	8,133	86,202
GVK Power & Infrastructure, Ltd. (A)	119,260	12,913
Hathway Cable & Datacom, Ltd. (A)	89,649	39,264
Hatsun Agro Products, Ltd.	5,685	50,756
Havells India, Ltd.	40,356	395,478
HBL Power Systems, Ltd.	28,626	11,008
HCL Technologies, Ltd.	126,622	1,848,872
HDFC Bank, Ltd.	268,985	8,192,937
HEG, Ltd.	2,005	120,348
HeidelbergCement India, Ltd.	31,153	67,386
Heritage Foods, Ltd.	2,230	16,521
Hero MotoCorp, Ltd.	12,134	531,941
Hexaware Technologies, Ltd.	58,043	269,934
Hikal, Ltd.	22,545	48,902
HIL, Ltd.	546	15,865
Himachal Futuristic Communications, Ltd.	173,576	45,106
Himadri Speciality Chemical, Ltd.	17,838	33,852
Himatsingka Seide, Ltd.	9,559	29,431
Hindalco Industries, Ltd.	188,860	614,464
Hinduja Global Solutions, Ltd.	3,258	30,619
Hindustan Oil Exploration Company, Ltd. (A)	2,006	3,563
Hindustan Petroleum Corp., Ltd.	102,082	339,708
Hindustan Unilever, Ltd.	93,897	2,394,297
Honeywell Automation India, Ltd.	353	112,462
Hotel Leela Venture, Ltd. (A)	59,669	13,999
Housing Development & Infrastructure, Ltd. (A)	99,484	29,030
Housing Development Finance Corp., Ltd.	146,620	4,196,183
HSIL, Ltd.	15,111	44,402
HT Media, Ltd.	15,271	8,720
Huhtamaki PPL, Ltd.	7,301	21,836
I G Petrochemicals, Ltd.	5,249	31,230
ICICI Bank, Ltd.	227,829	1,166,166
ICICI Prudential Life Insurance Company, Ltd. (C)	19,776	92,315
IDBI Bank, Ltd. (A)	139,314	118,832
IDFC Bank, Ltd.	408,306	225,525
IDFC, Ltd.	275,883	162,830
IFB Industries, Ltd. (A)	1,789	22,250
IFCI, Ltd. (A)	266,296	52,377
Igarashi Motors India, Ltd.	2,183	18,493
IIFL Holdings, Ltd.	126,802	859,598
IL&FS Transportation Networks, Ltd. (A)	31,132	6,999
India Glycols, Ltd.	4,535	19,504
Indiabulls Housing Finance, Ltd.	96,180	985,357
Indiabulls Integrated Services, Ltd.	3,614	16,046
22	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Indiabulls Real Estate, Ltd. (A)	95,549	$107,681
Indiabulls Ventures, Ltd.	29,190	166,394
Indiabulls Ventures, Ltd.	5,473	16,738
Indian Bank (A)	36,959	122,042
Indian Hume Pipe Company, Ltd.	2,579	10,926
Indian Oil Corp., Ltd.	196,836	380,836
Indian Overseas Bank (A)	304,488	62,436
Indo Count Industries, Ltd.	11,826	10,644
Indoco Remedies, Ltd.	11,224	33,989
Indraprastha Gas, Ltd.	45,201	170,492
IndusInd Bank, Ltd.	15,328	361,245
INEOS Styrolution India, Ltd.	189	1,876
Info Edge India, Ltd.	3,346	75,119
Infosys, Ltd.	787,502	7,591,883
Ingersoll Rand India, Ltd.	4,135	32,353
Inox Leisure, Ltd. (A)	19,201	60,007
Insecticides India, Ltd.	990	7,836
Intellect Design Arena, Ltd. (A)	9,367	31,077
InterGlobe Aviation, Ltd. (C)	6,468	96,414
International Paper Appm, Ltd. (A)	1,536	10,615
Ipca Laboratories, Ltd.	15,161	173,023
IRB Infrastructure Developers, Ltd.	62,490	134,371
ITC, Ltd.	525,288	2,158,310
ITD Cementation India, Ltd.	17,190	25,468
J Kumar Infraprojects, Ltd.	13,221	25,595
Jagran Prakashan, Ltd.	48,839	78,157
Jai Corp., Ltd.	11,016	16,701
Jain Irrigation Systems, Ltd.	135,716	129,606
Jaiprakash Associates, Ltd. (A)	517,153	51,491
Jaiprakash Power Ventures, Ltd. (A)	530,877	14,948
Jamna Auto Industries, Ltd.	8,736	8,657
Jayant Agro-Organics, Ltd.	772	2,812
Jaypee Infratech, Ltd. (A)	132,566	7,445
JB Chemicals & Pharmaceuticals, Ltd.	5,053	21,819
Jet Airways India, Ltd. (A)	8,171	35,884
Jindal Poly Films, Ltd.	9,056	30,091
Jindal Saw, Ltd.	51,557	60,544
Jindal Stainless Hisar, Ltd. (A)	14,922	19,105
Jindal Stainless, Ltd. (A)	36,564	19,489
Jindal Steel & Power, Ltd. (A)	86,258	191,450
JK Cement, Ltd.	7,815	78,820
JK Lakshmi Cement, Ltd.	11,136	43,617
JK Paper, Ltd.	23,194	55,424
JK Tyre & Industries, Ltd.	33,515	47,344
JM Financial, Ltd.	94,064	118,145
Johnson Controls-Hitachi Air Conditioning India, Ltd.	3,138	79,671
JSW Energy, Ltd. (A)	186,031	182,737
JSW Holdings, Ltd. (A)	692	22,141
JSW Steel, Ltd.	465,794	2,109,056
JTEKT India, Ltd.	22,305	36,161
Jubilant Foodworks, Ltd.	22,867	416,357
Jubilant Life Sciences, Ltd.	44,418	496,846
Just Dial, Ltd. (A)	11,947	85,279
Jyothy Laboratories, Ltd.	23,826	63,450
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	23

	Shares	Value
India (continued)
Kajaria Ceramics, Ltd.	36,236	$228,774
Kalpataru Power Transmission, Ltd.	20,959	107,312
Kalyani Steels, Ltd.	3,418	11,064
Kansai Nerolac Paints, Ltd.	18,014	118,639
Kaveri Seed Company, Ltd.	9,619	72,819
KCP, Ltd.	14,928	19,546
KEC International, Ltd.	44,197	187,752
KEI Industries, Ltd.	13,081	66,875
Kiri Industries, Ltd. (A)	2,103	14,476
Kirloskar Brothers, Ltd.	7,784	19,066
Kirloskar Oil Engines, Ltd.	5,185	15,206
KNR Constructions, Ltd.	11,959	33,248
Kolte-Patil Developers, Ltd.	8,939	29,680
Kotak Mahindra Bank, Ltd.	59,939	1,062,766
KPIT Technologies, Ltd.	76,782	230,347
KPR Mill, Ltd.	5,352	44,748
KRBL, Ltd.	34,245	146,463
KSB, Ltd.	1,308	14,658
L&T Finance Holdings, Ltd.	124,853	259,160
LA Opala RG, Ltd.	2,816	8,991
Lakshmi Machine Works, Ltd.	693	57,726
Larsen & Toubro Infotech, Ltd. (C)	6,110	136,403
Larsen & Toubro, Ltd.	84,628	1,740,410
Laurus Labs, Ltd. (C)	4,538	25,000
LG Balakrishnan & Bros, Ltd.	2,528	15,070
LIC Housing Finance, Ltd.	108,291	724,580
Linde India, Ltd.	5,028	48,989
LT Foods, Ltd.	58,567	35,093
Lumax Industries, Ltd.	951	23,099
Lupin, Ltd.	62,592	791,579
LUX Industries, Ltd.	400	8,556
Magma Fincorp, Ltd.	52,741	85,241
Mahanagar Gas, Ltd.	4,216	50,549
Maharashtra Seamless, Ltd.	10,417	71,152
Mahindra & Mahindra Financial Services, Ltd.	68,959	442,410
Mahindra & Mahindra, Ltd.	90,167	1,024,598
Mahindra CIE Automotive, Ltd. (A)	25,613	95,081
Mahindra Holidays & Resorts India, Ltd.	15,892	46,110
Mahindra Lifespace Developers, Ltd.	8,188	46,467
Maithan Alloys, Ltd.	2,024	15,491
Majesco, Ltd. (A)	2,589	17,330
Man Infraconstruction, Ltd.	11,110	5,804
Manappuram Finance, Ltd.	199,628	247,255
Mangalore Refinery & Petrochemicals, Ltd.	63,972	67,684
Marico, Ltd.	124,048	636,358
Marksans Pharma, Ltd.	58,676	24,658
Maruti Suzuki India, Ltd.	15,037	1,652,244
Mastek, Ltd.	3,139	19,467
Max Financial Services, Ltd. (A)	42,786	274,131
Max India, Ltd. (A)	63,961	55,545
Mayur Uniquoters, Ltd.	6,681	38,746
McLeod Russel India, Ltd.	19,042	34,251
Meghmani Organics, Ltd.	27,903	23,705
Merck, Ltd.	2,119	85,293
24	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Minda Corp., Ltd.	21,555	$42,763
Minda Industries, Ltd.	23,097	106,854
Mindtree, Ltd.	62,832	795,292
Mirza International, Ltd.	11,910	13,520
MM Forgings, Ltd.	1,399	12,421
MOIL, Ltd.	25,408	61,092
Morepen Laboratories, Ltd. (A)	26,894	8,620
Motherson Sumi Systems, Ltd.	220,272	490,836
Motilal Oswal Financial Services, Ltd.	11,584	101,779
Mphasis, Ltd.	23,359	332,681
MPS, Ltd.	3,597	26,144
MRF, Ltd.	485	468,819
Multi Commodity Exchange of India, Ltd.	1,816	19,073
Muthoot Capital Services, Ltd. (A)	931	10,945
Muthoot Finance, Ltd.	45,300	293,715
Nagarjuna Fertilizers & Chemicals, Ltd. (A)	122,685	14,369
Narayana Hrudayalaya, Ltd. (A)	9,781	31,242
Natco Pharma, Ltd.	31,052	318,577
National Aluminium Company, Ltd.	196,881	190,440
Nava Bharat Ventures, Ltd.	49,149	83,927
Navin Fluorine International, Ltd.	3,008	30,318
Navkar Corp., Ltd. (A)(C)	7,918	6,847
Navneet Education, Ltd.	56,646	85,633
NBCC India, Ltd.	65,703	50,319
NCC, Ltd.	152,167	189,937
NESCO, Ltd.	10,280	65,142
Nestle India, Ltd.	4,168	650,353
Network18 Media & Investments, Ltd. (A)	16,581	9,229
NHPC, Ltd.	392,803	146,763
NIIT Technologies, Ltd.	15,502	243,148
NIIT, Ltd. (A)	20,285	23,100
Nilkamal, Ltd.	2,084	46,451
NLC India, Ltd.	42,723	49,808
NOCIL, Ltd.	15,421	37,711
NRB Bearings, Ltd.	12,906	35,606
NTPC, Ltd.	154,604	307,834
Nucleus Software Exports, Ltd.	2,182	11,807
Oberoi Realty, Ltd.	12,082	77,749
Odisha Cement, Ltd. (A)(D)	3,751	48,750
Oil & Natural Gas Corp., Ltd.	156,845	314,068
Oil India, Ltd.	36,939	98,988
Omaxe, Ltd.	12,110	36,447
Oracle Financial Services Software, Ltd.	3,655	179,646
Orient Cement, Ltd.	20,563	23,144
Orient Electric, Ltd.	7,442	14,975
Orient Paper & Industries, Ltd.	7,442	4,930
Oriental Bank of Commerce (A)	46,743	59,863
Page Industries, Ltd.	2,106	814,645
Panacea Biotec, Ltd. (A)	2,862	6,135
Panama Petrochem, Ltd.	6,370	12,078
Parag Milk Foods, Ltd. (C)	10,107	35,352
Patel Engineering, Ltd. (A)	5,119	2,733
PC Jeweller, Ltd.	31,602	31,168
Persistent Systems, Ltd.	15,270	132,966
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	25

	Shares	Value
India (continued)
Petronet LNG, Ltd.	231,251	$700,909
Pfizer, Ltd.	2,773	108,064
Phillips Carbon Black, Ltd.	17,146	52,576
PI Industries, Ltd.	23,219	275,153
Pidilite Industries, Ltd.	32,614	545,336
Piramal Enterprises, Ltd.	8,883	280,888
PNB Housing Finance, Ltd. (C)	10,127	131,255
Polyplex Corp., Ltd.	2,618	20,698
Power Finance Corp., Ltd.	205,151	254,407
Power Grid Corp. of India, Ltd.	262,415	678,843
Power Mech Projects, Ltd.	840	11,104
Prabhat Dairy, Ltd. (A)	11,200	14,941
Praj Industries, Ltd.	18,806	28,790
Prakash Industries, Ltd. (A)	22,344	28,914
Prestige Estates Projects, Ltd.	39,931	125,130
Prime Focus, Ltd. (A)	22,077	20,454
Procter & Gamble Hygiene & Health Care, Ltd.	3,109	430,453
PSP Projects, Ltd.	1,686	9,336
PTC India Financial Services, Ltd.	58,744	13,252
PTC India, Ltd.	70,681	82,056
Punjab & Sind Bank (A)	14,183	5,797
Punjab National Bank (A)	131,133	131,858
Puravankara, Ltd.	9,088	9,949
PVR, Ltd.	7,801	160,533
Radico Khaitan, Ltd.	14,861	88,429
Rain Industries, Ltd.	60,385	115,317
Rajesh Exports, Ltd.	24,703	202,390
Rallis India, Ltd.	19,198	44,699
Ramco Industries, Ltd.	7,986	24,975
Ramco Systems, Ltd. (A)	1,024	4,391
Ramkrishna Forgings, Ltd.	3,509	28,471
Ramky Infrastructure, Ltd. (A)	2,268	4,700
Rane Holdings, Ltd.	843	15,035
Rashtriya Chemicals & Fertilizers, Ltd.	43,607	36,481
Ratnamani Metals & Tubes, Ltd.	4,786	61,400
RattanIndia Power, Ltd. (A)	88,088	4,758
Raymond, Ltd.	5,790	67,549
RBL Bank, Ltd. (C)	20,483	164,886
REC, Ltd.	367,548	530,138
Redington India, Ltd.	114,877	151,804
Relaxo Footwears, Ltd.	4,717	50,915
Reliance Capital, Ltd.	31,273	101,784
Reliance Communications, Ltd. (A)	455,761	94,549
Reliance Home Finance, Ltd.	73,285	45,053
Reliance Industries, Ltd.	389,511	6,529,193
Reliance Infrastructure, Ltd.	47,296	224,065
Reliance Power, Ltd. (A)	249,766	104,297
Repco Home Finance, Ltd.	17,535	92,949
RP-SG Business Process Services, Ltd. (A)(D)	4,813	33,467
RP-SG Retail, Ltd. (A)(D)	14,439	33,467
Ruchi Soya Industries, Ltd. (A)	4,071	358
Sadbhav Engineering, Ltd.	23,652	69,810
Sadbhav Infrastructure Project, Ltd.	11,584	16,538
Sagar Cements, Ltd.	364	3,547
26	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Sanghi Industries, Ltd. (A)	15,870	$13,653
Sanofi India, Ltd.	2,078	186,396
Sarda Energy & Minerals, Ltd.	1,436	5,534
Sasken Technologies, Ltd.	1,266	12,936
Schaeffler India, Ltd.	1,623	121,701
Sequent Scientific, Ltd. (A)	6,725	6,940
Seshasayee Paper & Boards, Ltd.	740	12,171
SH Kelkar & Company, Ltd. (C)	2,917	7,283
Shankara Building Products, Ltd.	773	7,561
Sharda Cropchem, Ltd.	6,824	28,935
Sheela Foam, Ltd. (A)	521	10,641
Shilpa Medicare, Ltd.	4,413	24,115
Shipping Corp. of India, Ltd. (A)	43,969	26,705
Shree Cement, Ltd.	1,631	386,595
Shriram City Union Finance, Ltd.	2,284	51,469
Shriram EPC, Ltd. (A)	24,858	4,191
Shriram Transport Finance Company, Ltd.	46,680	774,233
Siemens, Ltd.	3,098	42,313
Simplex Infrastructures, Ltd.	4,288	13,592
Sintex Industries, Ltd.	126,465	21,470
Sintex Plastics Technology, Ltd. (A)	175,870	62,874
SITI Networks, Ltd. (A)	54,239	7,456
Siyaram Silk Mills, Ltd.	2,360	12,132
SJVN, Ltd.	150,869	58,618
SKF India, Ltd.	3,375	91,971
Skipper, Ltd.	11,649	15,364
SML ISUZU, Ltd.	1,824	18,859
Sobha, Ltd.	17,481	112,775
Solar Industries India, Ltd.	7,252	108,186
Solara Active Pharma Sciences, Ltd. (A)	2,366	10,151
Somany Ceramics, Ltd.	4,903	20,708
Sonata Software, Ltd.	21,264	93,626
Srei Infrastructure Finance, Ltd.	67,965	30,888
SRF, Ltd.	6,349	197,720
Srikalahasthi Pipes, Ltd.	7,062	20,783
Star Cement, Ltd.	15,435	21,771
State Bank of India (A)	130,333	532,138
Steel Authority of India, Ltd. (A)	163,614	129,868
Sterlite Technologies, Ltd.	55,080	279,806
Strides Pharma Science, Ltd.	12,584	88,026
Subros, Ltd.	8,200	32,051
Sudarshan Chemical Industries, Ltd.	6,262	31,023
Sun Pharmaceutical Industries, Ltd.	70,693	498,457
Sun TV Network, Ltd.	28,203	238,815
Sundaram Finance Holdings, Ltd.	6,835	10,050
Sundaram Finance, Ltd.	8,124	170,151
Sundaram-Clayton, Ltd.	697	34,950
Sundram Fasteners, Ltd.	26,003	189,922
Sunteck Realty, Ltd.	9,348	44,238
Suprajit Engineering, Ltd.	12,926	38,625
Supreme Industries, Ltd.	14,661	208,233
Supreme Petrochem, Ltd.	9,949	29,653
Surya Roshni, Ltd.	6,261	19,020
Suven Life Sciences, Ltd.	16,662	57,573
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	27

	Shares	Value
India (continued)
Suzlon Energy, Ltd. (A)	930,429	$68,949
Swaraj Engines, Ltd.	3,001	62,117
Symphony, Ltd.	4,172	58,958
Syndicate Bank (A)	74,500	37,244
Syngene International, Ltd. (C)	9,552	74,336
TAKE Solutions, Ltd.	23,694	45,409
Tamil Nadu Newsprint & Papers, Ltd.	9,750	35,387
Tasty Bite Eatables, Ltd.	94	11,307
Tata Chemicals, Ltd.	24,358	243,024
Tata Communications, Ltd.	27,850	215,291
Tata Consultancy Services, Ltd.	160,277	4,548,679
Tata Elxsi, Ltd.	8,668	128,252
Tata Global Beverages, Ltd.	83,044	259,361
Tata Metaliks, Ltd.	1,562	13,994
Tata Motors, Ltd. (A)	500,534	1,234,360
Tata Motors, Ltd., ADR (A)	7,425	90,585
Tata Sponge Iron, Ltd.	1,679	18,911
Tata Steel, Ltd.	148,671	1,129,465
TCI Express, Ltd.	4,096	35,937
Tech Mahindra, Ltd.	112,115	1,140,069
Techno Electric & Engineering Company, Ltd. (A)(D)	10,513	38,917
Tejas Networks, Ltd. (A)(C)	4,274	13,656
Texmaco Rail & Engineering, Ltd.	22,370	18,031
The Great Eastern Shipping Company, Ltd.	20,124	81,853
The India Cements, Ltd.	77,586	104,836
The Indian Hotels Company, Ltd.	99,644	207,162
The Jammu & Kashmir Bank, Ltd. (A)	89,221	47,115
The Karnataka Bank, Ltd.	57,876	86,202
The Karur Vysya Bank, Ltd.	141,468	160,651
The Lakshmi Vilas Bank, Ltd. (A)	29,037	37,525
The Phoenix Mills, Ltd.	19,688	176,476
The Ramco Cements, Ltd.	25,527	221,857
The South Indian Bank, Ltd.	162,014	37,411
The Tata Power Company, Ltd.	213,082	232,546
The Tinplate Company of India, Ltd.	3,175	6,731
Thermax, Ltd.	3,150	46,942
Thirumalai Chemicals, Ltd.	16,750	27,230
Thomas Cook India, Ltd.	19,779	65,248
Thyrocare Technologies, Ltd. (C)	4,633	36,394
TI Financial Holdings, Ltd.	37,830	284,167
Tide Water Oil Company India, Ltd.	484	37,576
Time Technoplast, Ltd.	53,560	82,492
Timken India, Ltd.	5,593	42,377
Titagarh Wagons, Ltd.	16,437	16,188
Titan Company, Ltd.	36,213	484,491
Torrent Pharmaceuticals, Ltd.	12,875	327,698
Torrent Power, Ltd.	43,239	168,471
Tourism Finance Corp. of India, Ltd.	6,272	11,331
Transport Corp. of India, Ltd.	12,112	49,792
Trent, Ltd.	8,710	41,951
Trident, Ltd.	37,231	34,498
Triveni Engineering & Industries, Ltd. (A)	21,848	15,606
Triveni Turbine, Ltd.	25,196	41,670
TTK Prestige, Ltd.	859	88,193
28	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Tube Investments of India, Ltd.	37,830	$162,597
TV Today Network, Ltd.	7,739	42,207
TV18 Broadcast, Ltd. (A)	142,677	73,839
TVS Motor Company, Ltd.	30,204	241,935
TVS Srichakra, Ltd.	851	30,279
UCO Bank (A)	99,465	26,120
Uflex, Ltd.	12,529	49,217
UltraTech Cement, Ltd.	10,234	588,476
Unichem Laboratories, Ltd.	12,784	36,851
Union Bank of India (A)	65,807	74,440
Unitech, Ltd. (A)	604,404	18,279
United Breweries, Ltd.	11,846	210,773
United Spirits, Ltd. (A)	68,540	660,084
UPL, Ltd.	180,672	1,970,666
VA Tech Wabag, Ltd.	10,460	39,140
Vaibhav Global, Ltd.	1,546	15,770
Vakrangee, Ltd.	128,474	59,511
Vardhman Textiles, Ltd.	7,063	107,453
Vedanta, Ltd.	291,290	822,573
Vedanta, Ltd., ADR	73,731	822,101
Venky's India, Ltd.	2,059	69,159
Vesuvius India, Ltd.	690	10,910
V-Guard Industries, Ltd.	51,870	156,984
Vijaya Bank	105,517	62,236
Vinati Organics, Ltd.	3,358	69,977
VIP Industries, Ltd.	26,160	200,537
V-Mart Retail, Ltd.	1,740	67,240
Vodafone Idea, Ltd. (A)	642,224	325,577
Voltas, Ltd.	13,356	105,537
VRL Logistics, Ltd.	11,200	48,784
VST Industries, Ltd.	2,691	122,561
VST Tillers Tractors, Ltd.	456	10,306
WABCO India, Ltd.	1,073	103,141
Welspun Corp., Ltd.	27,769	61,118
Welspun Enterprises, Ltd.	10,085	16,184
Welspun India, Ltd.	196,410	171,441
West Coast Paper Mills, Ltd.	11,997	59,097
Wheels India, Ltd.	626	8,860
Whirlpool of India, Ltd.	7,671	153,764
Wipro, Ltd.	184,188	857,560
Wockhardt, Ltd. (A)	6,165	48,053
Wonderla Holidays, Ltd.	2,364	9,857
Yes Bank, Ltd.	491,431	1,204,422
Zee Entertainment Enterprises, Ltd.	94,418	660,588
Zee Media Corp., Ltd. (A)	15,540	5,335
Zensar Technologies, Ltd.	27,400	87,605
Zuari Agro Chemicals, Ltd. (A)	5,446	18,195
Zydus Wellness, Ltd.	1,037	18,028
Indonesia 2.8%		29,872,035
Ace Hardware Indonesia Tbk PT	3,430,000	387,948
Adaro Energy Tbk PT	6,368,600	573,718
Adhi Karya Persero Tbk PT	791,838	87,053
Agung Podomoro Land Tbk PT (A)	2,485,700	28,402
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	29

	Shares	Value
Indonesia (continued)
AKR Corporindo Tbk PT	378,000	$103,293
Alam Sutera Realty Tbk PT (A)	4,316,200	105,226
Alfa Energi Investama Tbk PT (A)	27,900	10,624
Aneka Tambang Tbk PT	3,292,054	142,214
Arwana Citramulia Tbk PT	2,562,200	74,630
Asahimas Flat Glass Tbk PT	113,500	33,425
Astra Agro Lestari Tbk PT	183,433	140,968
Astra Graphia Tbk PT	514,000	47,501
Astra International Tbk PT	2,902,100	1,738,091
Astra Otoparts Tbk PT	132,400	13,658
Astrindo Nusantara Infrastructure Tbk PT (A)	3,785,000	13,308
Asuransi Kresna Mitra Tbk PT (A)	277,300	12,416
Bakrie Telecom Tbk PT (A)	22,579,900	78,937
Bank Bukopin Tbk PT (A)	1,865,866	37,119
Bank Central Asia Tbk PT	855,600	1,560,865
Bank Danamon Indonesia Tbk PT	887,471	461,454
Bank Mandiri Persero Tbk PT	1,700,792	882,577
Bank Negara Indonesia Persero Tbk PT	1,471,703	879,106
Bank Pan Indonesia Tbk PT (A)	1,492,800	129,601
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	995,700	139,981
Bank Pembangunan Daerah Jawa Timur Tbk PT	1,402,300	70,206
Bank Permata Tbk PT (A)	1,143,664	36,317
Bank Rakyat Indonesia Persero Tbk PT	10,064,400	2,554,143
Bank Tabungan Negara Persero Tbk PT	1,150,398	215,344
Bank Tabungan Pensiunan Nasional Tbk PT	323,000	80,380
Barito Pacific Tbk PT	2,310,100	341,899
Bayan Resources Tbk PT	98,000	127,191
Bekasi Fajar Industrial Estate Tbk PT	1,431,200	17,115
Berlian Laju Tanker Tbk PT (A)(D)	11,916,666	0
BISI International Tbk PT	772,100	85,039
Bukit Asam Persero Tbk PT	1,536,500	434,022
Bumi Resources Tbk PT (A)	8,267,930	75,416
Bumi Serpong Damai Tbk PT (A)	2,323,800	219,937
Bumi Teknokultura Unggul Tbk PT (A)	2,019,200	21,136
Charoen Pokphand Indonesia Tbk PT	1,818,220	757,958
Ciputra Development Tbk PT	5,914,561	437,335
Citra Marga Nusaphala Persada Tbk PT (A)	2,197,375	209,504
City Retail Developments Tbk PT (A)	5,351,300	33,820
Delta Dunia Makmur Tbk PT (A)	2,347,500	95,539
Dharma Satya Nusantara Tbk PT	603,500	14,103
Eagle High Plantations Tbk PT (A)	4,006,000	45,796
Elnusa Tbk PT	1,217,000	26,321
Energi Mega Persada Tbk PT (A)	3,280,501	17,767
Erajaya Swasembada Tbk PT	324,200	50,168
Fajar Surya Wisesa Tbk PT	146,500	81,693
Gajah Tunggal Tbk PT (A)	664,400	29,800
Garuda Indonesia Persero Tbk PT (A)	3,563,300	55,338
Global Mediacom Tbk PT	3,420,600	76,208
Gudang Garam Tbk PT	108,543	623,995
Hanson International Tbk PT (A)	24,774,500	211,677
Harum Energy Tbk PT	248,600	23,809
Holcim Indonesia Tbk PT (A)	1,126,300	149,431
Indah Kiat Pulp & Paper Corp. Tbk PT	784,400	578,088
Indika Energy Tbk PT	693,500	87,757
30	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Indonesia (continued)
Indo Tambangraya Megah Tbk PT	159,600	$237,658
Indocement Tunggal Prakarsa Tbk PT	320,000	428,831
Indofood CBP Sukses Makmur Tbk PT	293,800	202,763
Indofood Sukses Makmur Tbk PT	1,782,300	823,323
Indomobil Sukses Internasional Tbk PT	116,600	16,613
Indo-Rama Synthetics Tbk PT (A)	83,300	33,275
Indosat Tbk PT	509,400	70,815
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	835,800	49,442
Inovisi Infracom Tbk PT (A)(D)	671,012	5,489
Inti Agri Resources Tbk PT (A)	3,647,900	48,330
Intikeramik Alamasri Industri Tbk PT (A)	1,421,600	13,772
Intiland Development Tbk PT (A)	2,487,800	52,771
Japfa Comfeed Indonesia Tbk PT	2,015,000	285,265
Jasa Marga Persero Tbk PT	529,352	152,853
Kalbe Farma Tbk PT	3,109,900	332,028
Kawasan Industri Jababeka Tbk PT (A)	6,431,162	109,783
Krakatau Steel Persero Tbk PT (A)	1,223,690	35,146
Kresna Graha Investama Tbk PT (A)	4,339,300	204,917
Link Net Tbk PT	359,900	132,767
Lippo Cikarang Tbk PT (A)	191,300	21,869
Lippo Karawaci Tbk PT	6,085,925	112,690
Malindo Feedmill Tbk PT	402,600	34,484
Matahari Department Store Tbk PT	693,700	231,148
Mayora Indah Tbk PT	4,432,900	791,329
Medco Energi Internasional Tbk PT (A)	4,277,866	210,743
Media Nusantara Citra Tbk PT	2,041,000	113,186
Metrodata Electronics Tbk PT	269,806	15,489
Mitra Adiperkasa Tbk PT	3,876,000	237,321
Mitra Keluarga Karyasehat Tbk PT (A)	512,600	57,047
Mitra Pinasthika Mustika Tbk PT (A)	161,200	9,266
MNC Investama Tbk PT (A)	8,560,700	37,646
MNC Vision Network PT (A)	430,900	23,500
Modernland Realty Tbk PT	3,192,300	45,543
Multipolar Tbk PT (A)	2,705,400	14,402
Nippon Indosari Corpindo Tbk PT	1,175,411	93,066
Pabrik Kertas Tjiwi Kimia Tbk PT	476,200	378,952
Pakuwon Jati Tbk PT	6,313,500	260,837
Pan Brothers Tbk PT	1,101,200	42,767
Panin Financial Tbk PT (A)	8,171,400	169,519
Panin Sekuritas Tbk PT	22,500	2,204
Paninvest Tbk PT (A)	1,326,500	97,835
Pelayaran Tamarin Samudra Tbk PT (A)	70,300	14,651
Perusahaan Gas Negara Persero Tbk PT	2,513,900	345,509
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,309,400	103,436
Pool Advista Indonesia Tbk PT (A)	278,600	102,291
PP Persero Tbk PT	1,328,887	173,028
PP Properti Tbk PT	5,263,900	42,433
Ramayana Lestari Sentosa Tbk PT	1,082,600	90,281
Resource Alam Indonesia Tbk PT	969,000	24,591
Rimo International Lestari Tbk PT (A)	8,932,500	98,169
Rukun Raharja Tbk PT	649,900	17,605
Salim Ivomas Pratama Tbk PT	1,343,200	45,530
Sampoerna Agro Tbk PT	618,600	100,537
Sarana Menara Nusantara Tbk PT	1,500,800	55,086
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	31

	Shares	Value
Indonesia (continued)
Sawit Sumbermas Sarana Tbk PT	1,670,300	$139,640
Selamat Sempurna Tbk PT	3,844,600	384,758
Semen Baturaja Persero Tbk PT	513,900	68,301
Semen Indonesia Persero Tbk PT	802,500	675,978
Sentul City Tbk PT (A)	8,651,600	68,687
Siloam International Hospitals Tbk PT (A)	196,718	40,860
Sinar Mas Multiartha Tbk PT	37,000	23,541
Sitara Propertindo Tbk PT (A)	390,400	25,940
Smartfren Telecom Tbk PT (A)	914,700	5,181
Sri Rejeki Isman Tbk PT	3,450,300	87,137
Sugih Energy Tbk PT (A)	8,409,300	29,398
Summarecon Agung Tbk PT	3,759,000	216,049
Surya Citra Media Tbk PT	1,549,100	208,205
Surya Semesta Internusa Tbk PT	1,581,600	49,861
Suryainti Permata Tbk PT (A)(D)	1,802,000	0
Telekomunikasi Indonesia Persero Tbk PT	2,391,100	618,758
Telekomunikasi Indonesia Persero Tbk PT, ADR (B)	38,054	985,599
Tempo Scan Pacific Tbk PT	242,800	23,619
Tiga Pilar Sejahtera Food Tbk PT (A)(D)	801,600	9,416
Timah Tbk PT	998,680	43,819
Tiphone Mobile Indonesia Tbk PT	179,500	11,416
Tower Bersama Infrastructure Tbk PT	769,100	215,466
Trada Alam Minera Tbk PT (A)	15,106,200	151,663
Trias Sentosa Tbk PT (A)	1,000,000	28,050
Truba Alam Manunggal Engineering Tbk PT (A)(D)	19,436,000	0
Tunas Baru Lampung Tbk PT	1,502,600	86,563
Tunas Ridean Tbk PT	667,900	53,943
Unilever Indonesia Tbk PT	203,300	601,592
United Tractors Tbk PT	578,500	1,114,633
Vale Indonesia Tbk PT (A)	671,300	143,017
Visi Media Asia Tbk PT (A)	5,390,300	38,003
Waskita Beton Precast Tbk PT	3,164,900	77,719
Waskita Karya Persero Tbk PT	1,964,102	215,197
Wijaya Karya Beton Tbk PT	1,624,600	41,673
Wijaya Karya Persero Tbk PT	1,222,576	129,296
XL Axiata Tbk PT (A)	1,695,800	242,859
Malaysia 3.1%		33,671,480
7-Eleven Malaysia Holdings BHD	73,748	22,804
Aeon Company M BHD	275,600	108,852
AEON Credit Service M BHD	36,140	131,580
AFFIN Bank BHD	246,390	141,401
AirAsia Group BHD	662,000	488,569
AirAsia X BHD (A)	924,550	46,586
Ajinomoto Malaysia BHD	2,500	11,670
Alliance Bank Malaysia BHD	367,900	361,075
AMMB Holdings BHD	412,350	420,744
Amway Malaysia Holdings BHD	400	631
Ann Joo Resources BHD	82,300	25,848
APM Automotive Holdings BHD	102,500	76,624
Astro Malaysia Holdings BHD	450,300	129,335
Axiata Group BHD (B)	722,311	628,443
Batu Kawan BHD	33,400	134,357
Benalec Holdings BHD	161,700	7,356
32	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Malaysia (continued)
Berjaya Assets BHD (A)	488,900	$34,037
Berjaya Corp. BHD (A)	1,172,434	77,266
Berjaya Land BHD (A)	846,900	38,583
Berjaya Sports Toto BHD (B)	277,378	141,472
Bermaz Auto BHD	311,400	156,413
BIMB Holdings BHD	148,600	135,510
Bintulu Port Holdings BHD	300	337
Bonia Corp. BHD	256,400	16,294
Boustead Holdings BHD	515,807	182,596
Boustead Plantations BHD	215,460	44,327
British American Tobacco Malaysia BHD (B)	38,400	346,295
Bumi Armada BHD (A)	1,134,400	43,558
Bursa Malaysia BHD (B)	237,000	396,500
CAB Cakaran Corp. BHD	84,800	12,799
Cahya Mata Sarawak BHD	263,400	201,756
Can-One BHD	19,500	9,182
Carlsberg Brewery Malaysia BHD	67,000	316,041
CB Industrial Product Holding BHD	134,440	32,011
CCM Duopharma Biotech BHD (B)	32,354	8,073
CIMB Group Holdings BHD	652,406	900,536
CJ Century Logistics Holdings BHD	12,300	1,417
Coastal Contracts BHD (A)	120,166	26,161
CRG, Inc., BHD (A)	256,400	1,225
CSC Steel Holdings BHD	40,500	10,086
Cypark Resources BHD	71,000	42,367
D&O Green Technologies BHD	290,600	54,737
Dagang NeXchange BHD (A)	188,300	12,455
Daibochi BHD	26,208	10,607
Datasonic Group BHD	206,100	22,062
Dayang Enterprise Holdings BHD (A)	203,600	26,651
Dialog Group BHD	304,460	231,552
DiGi.Com BHD (B)	475,980	483,068
DRB-Hicom BHD	313,300	138,976
Dutch Lady Milk Industries BHD	9,900	150,238
Eastern & Oriental BHD (A)	277,814	75,095
Eco World Development Group BHD (A)	476,300	113,617
Eco World International Bhd (A)	82,700	16,240
Econpile Holdings BHD	302,900	32,013
Ekovest BHD	466,600	49,302
Engtex Group BHD	58,800	12,399
Evergreen Fibreboard BHD	202,650	19,217
FGV Holdings BHD	677,600	143,430
Fraser & Neave Holdings BHD	4,500	35,873
Frontken Corp. Bhd (A)	112,900	22,084
Gabungan AQRS BHD	90,300	17,768
Gadang Holdings BHD	194,300	25,406
Gamuda BHD	432,300	244,416
Gas Malaysia BHD	132,500	89,063
Genting BHD	632,500	950,828
Genting Malaysia BHD (B)	329,400	225,918
Genting Plantations BHD (B)	59,800	135,682
George Kent Malaysia BHD	216,300	51,966
Globetronics Technology BHD	218,086	109,514
GuocoLand Malaysia BHD	183,100	33,749
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	33

	Shares	Value
Malaysia (continued)
Hai-O Enterprise BHD (B)	60,900	$43,548
HAP Seng Consolidated BHD (B)	265,939	626,565
Hartalega Holdings BHD	318,200	487,312
Heineken Malaysia BHD	61,500	293,268
Hengyuan Refining Company BHD (B)	67,000	77,261
HeveaBoard BHD	135,300	22,694
Hiap Teck Venture BHD	124,100	9,077
Hibiscus Petroleum BHD (A)	88,200	21,286
Hock Seng LEE BHD	142,592	46,006
Hong Leong Bank BHD (B)	54,734	267,199
Hong Leong Financial Group BHD	61,761	285,297
Hong Leong Industries BHD	35,500	83,623
HSS Engineers BHD	32,500	6,902
Hua Yang BHD (A)	156,021	13,437
Hume Industries BHD (A)	67,932	10,246
I-BHD	62,100	6,262
IGB BHD	45,400	27,900
IHH Healthcare BHD (B)	208,800	268,275
IJM Corp. BHD	776,360	303,112
IJM Plantations BHD	126,600	45,111
Inari Amertron BHD	775,836	308,180
Insas BHD	210,474	37,018
IOI Corp. BHD (B)	370,400	376,513
IOI Properties Group BHD (B)	426,071	166,254
Iris Corp. BHD (A)	481,000	16,729
Iskandar Waterfront City BHD (A)	106,100	11,571
JAKS Resources BHD (A)	145,600	17,459
Jaya Tiasa Holdings BHD	146,505	17,360
JCY International BHD	249,600	14,042
Karex BHD	217,100	27,579
Keck Seng Malaysia BHD	224,850	215,270
Kenanga Investment Bank BHD	312,317	47,081
Kerjaya Prospek Group BHD (B)	79,420	23,598
Kesm Industries BHD	4,500	8,679
Kian JOO CAN Factory BHD	306,700	155,935
Kim Loong Resources BHD	113,400	32,005
Kimlun Corp. BHD	104,915	29,654
KNM Group BHD (A)	816,270	21,475
Kossan Rubber Industries	310,000	319,116
KPJ Healthcare BHD	456,600	114,971
Kretam Holdings BHD	140,100	12,763
KSL Holdings BHD (A)	270,010	45,617
Kuala Lumpur Kepong BHD	52,858	309,616
Kumpulan Fima BHD	93,300	34,547
Kumpulan Perangsang Selangor BHD	84,861	26,006
Lafarge Malaysia BHD (A)	102,200	48,970
Land & General BHD	1,323,140	45,891
Landmarks BHD (A)	232,900	29,545
LBS Bina Group BHD (B)	287,100	48,129
Lii Hen Industries BHD	38,700	28,447
Lingkaran Trans Kota Holdings BHD	80,200	75,579
Lion Industries Corp. BHD (A)	73,400	10,059
LPI Capital BHD	50,520	191,460
Magni-Tech Industries BHD	34,500	36,780
34	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Malaysia (continued)
Magnum BHD	271,800	$128,987
Mah Sing Group BHD	440,112	105,516
Malakoff Corp. BHD (B)	367,000	70,745
Malayan Banking BHD	532,632	1,197,612
Malayan Flour Mills BHD (B)	126,800	29,643
Malayan United Industries BHD (A)	280,100	10,411
Malaysia Airports Holdings BHD	230,288	422,735
Malaysia Building Society BHD (B)	450,424	102,691
Malaysia Marine and Heavy Engineering Holdings BHD	68,200	9,557
Malaysian Pacific Industries BHD (B)	52,638	126,417
Malaysian Resources Corp. BHD (B)	827,500	132,135
Malton BHD	89,200	9,520
Matrix Concepts Holdings BHD	232,978	104,685
Maxis BHD (B)	255,985	332,546
MBM Resources BHD	151,150	68,363
Media Chinese International, Ltd.	286,200	13,747
Media Prima BHD (A)	353,580	32,164
Mega First Corp. BHD	62,700	49,523
MISC BHD	190,550	280,641
Mitrajaya Holdings BHD	185,250	13,308
MKH BHD	164,232	46,787
MMC Corp. BHD	297,300	69,292
MNRB Holdings BHD (A)	198,360	47,053
MPHB Capital BHD (A)	145,400	39,301
Muda Holdings BHD	76,700	36,322
Mudajaya Group BHD (A)	232,800	21,511
Muhibbah Engineering M BHD	155,300	100,979
Mulpha International BHD (A)	74,070	31,245
My EG Services BHD	803,350	214,657
Nestle Malaysia BHD	2,800	99,968
NTPM Holdings BHD	145,500	18,113
OCK Group BHD	98,000	9,997
Oriental Holdings BHD	198,920	285,197
OSK Holdings BHD	455,717	98,214
Padini Holdings BHD	198,900	228,423
Panasonic Manufacturing Malaysia BHD	10,900	99,098
Pantech Group Holdings BHD	69,792	7,444
Paramount Corp. BHD	56,600	27,776
Parkson Holdings BHD (A)(B)	205,145	13,770
Pentamaster Corp. BHD (A)	68,472	50,504
PESTECH International BHD (A)	162,500	43,659
Petron Malaysia Refining & Marketing BHD	32,000	55,262
Petronas Chemicals Group BHD	368,600	811,478
Petronas Dagangan BHD	32,500	200,616
Petronas Gas BHD	89,600	406,727
Pharmaniaga BHD	12,000	8,486
PIE Industrial BHD	70,800	26,736
Pos Malaysia BHD (B)	105,400	52,043
PPB Group BHD	88,300	371,015
Press Metal Aluminium Holdings BHD (B)	283,400	323,320
Protasco BHD	136,470	9,799
Public Bank BHD (B)	408,860	2,438,907
QL Resources BHD	234,990	397,051
RHB Bank BHD	168,462	211,794
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	35

	Shares	Value
Malaysia (continued)
Rimbunan Sawit BHD (A)(B)	338,000	$13,261
Salcon BHD	363,242	20,031
Salutica BHD	61,000	7,115
Sam Engineering & Equipment M BHD	9,300	17,475
Sapura Energy BHD (A)(B)	1,592,657	136,175
Sarawak Oil Palms BHD	117,242	67,540
Scicom MSC BHD	29,300	10,323
Scientex BHD	100,800	220,535
SEG International BHD	33,942	5,280
Selangor Dredging BHD	226,100	33,268
Selangor Properties BHD	18,300	23,206
Serba Dinamik Holdings BHD	187,700	162,063
Shangri-La Hotels Malaysia BHD	36,700	49,689
SHL Consolidated BHD	113,500	63,063
Sime Darby BHD	472,174	259,353
Sime Darby Plantation BHD (B)	410,374	460,473
Sime Darby Property BHD	481,874	114,984
Sino Hua-An International BHD (A)	186,200	8,104
SKP Resources BHD	343,700	93,139
SP Setia BHD Group	277,511	142,849
Star Media Group BHD	119,300	21,411
Sumatec Resources BHD (A)	422,000	2,526
Sunway BHD (B)	438,676	153,386
Sunway Construction Group BHD	139,762	51,582
Supermax Corp. BHD	142,700	117,370
Suria Capital Holdings BHD	196,400	75,125
Syarikat Takaful Malaysia BHD (B)	173,100	165,941
Ta Ann Holdings BHD	74,808	34,554
TA Enterprise BHD	421,100	62,445
TA Global BHD	678,340	43,865
Taliworks Corp. BHD	121,000	23,573
Tambun Indah Land BHD	114,000	21,293
Tan Chong Motor Holdings BHD	191,600	68,029
Tasek Corp. BHD	5,400	6,779
TDM BHD	233,854	10,051
Telekom Malaysia BHD (B)	249,956	139,683
Tenaga Nasional BHD	418,300	1,427,428
TH Plantations BHD	185,160	23,375
Thong Guan Industries BHD	9,900	6,091
TIME dotCom BHD	174,540	336,016
Tiong NAM Logistics Holdings (A)	107,610	20,467
Top Glove Corp. BHD	440,200	630,039
Tropicana Corp. BHD	334,535	68,429
TSH Resources BHD	365,500	87,646
Tune Protect Group BHD	181,600	26,109
Uchi Technologies BHD	116,230	80,216
UEM Edgenta BHD	179,900	108,359
UEM Sunrise BHD	549,866	90,949
UMW Holdings BHD (B)	121,900	147,425
Unisem M BHD (B)	276,620	212,045
United Malacca BHD	112,550	145,162
United Plantations BHD	22,900	143,035
United U-Li Corp. BHD	81,600	11,912
UOA Development BHD	284,300	143,495
36	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Malaysia (continued)
Velesto Energy BHD (A)	867,131	$45,738
ViTrox Corp. BHD	41,700	70,018
VS Industry BHD (B)	561,131	214,066
Wah Seong Corp. BHD (A)	60,600	11,486
WCT Holdings BHD	449,609	75,406
Wellcall Holdings BHD	248,550	73,274
Westports Holdings BHD (B)	299,900	270,325
WTK Holdings BHD	97,600	11,082
Yinson Holdings BHD	230,400	237,277
YNH Property BHD	188,011	58,004
Yong Tai BHD (A)	29,700	3,600
YTL Corp. BHD (B)	1,643,930	440,854
YTL Power International BHD	415,480	88,016
Zhulian Corp. BHD	71,300	22,185
Malta 0.0%		360,525
Brait SE (A)	151,031	360,525
Mexico 3.2%		34,779,308
Alfa SAB de CV, Class A	1,295,711	1,298,019
Alpek SAB de CV (A)	197,876	241,102
Alsea SAB de CV	197,073	493,899
America Movil SAB de CV, Series L	6,394,654	4,291,640
Arca Continental SAB de CV	94,055	486,454
Axtel SAB de CV (A)(B)	488,271	76,046
Banco del Bajio SA (B)(C)	60,517	112,746
Banco Santander Mexico SA, B Shares	378,836	465,687
Becle SAB de CV	87,935	110,644
Bio Pappel SAB de CV (A)	18,527	18,660
Bolsa Mexicana de Valores SAB de CV	126,093	217,881
Cemex SAB de CV (A)	1,623,138	834,147
Cemex SAB de CV, ADR (A)	19,574	100,610
Coca-Cola Femsa SAB de CV, ADR	1,875	113,419
Coca-Cola Femsa SAB de CV, Series L	24,051	145,662
Consorcio ARA SAB de CV	324,942	84,134
Controladora Vuela Cia de Aviacion SAB de CV, ADR (A)(B)	6,795	43,352
Controladora Vuela Cia de Aviacion SAB de CV, Class A (A)(B)	93,501	59,811
Corp. Inmobiliaria Vesta SAB de CV	218,601	272,798
Credito Real SAB de CV	103,305	103,083
Dine SAB de CV (A)	103,700	52,477
El Puerto de Liverpool SAB de CV, Series C1	25,740	153,349
Elementia SAB de CV (A)(B)(C)	22,179	13,087
Fomento Economico Mexicano SAB de CV	159,957	1,386,065
Genomma Lab Internacional SAB de CV, Class B (A)(B)	390,955	239,908
Gentera SAB de CV (B)	550,296	406,090
Gruma SAB de CV, Class B	76,182	834,666
Grupo Aeromexico SAB de CV (A)(B)	130,793	139,315
Grupo Aeroportuario del Centro Norte SAB de CV	121,620	544,530
Grupo Aeroportuario del Pacifico SAB de CV, ADR	14,159	985,750
Grupo Aeroportuario del Sureste SAB de CV, ADR	4,187	560,849
Grupo Bimbo SAB de CV, Series A	326,670	624,491
Grupo Carso SAB de CV, Series A1	138,014	441,157
Grupo Cementos de Chihuahua SAB de CV	57,873	301,168
Grupo Comercial Chedraui SA de CV	152,642	280,330
Grupo Elektra SAB de CV (B)	13,647	618,863
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	37

	Shares	Value
Mexico (continued)
Grupo Famsa SAB de CV, Class A (A)	78,525	$36,960
Grupo Financiero Banorte SAB de CV, Series O	403,684	1,850,456
Grupo Financiero Inbursa SAB de CV, Series O (B)	326,947	437,081
Grupo GICSA SA de CV (A)	171,142	58,102
Grupo Gigante SAB de CV (A)	168,900	302,885
Grupo Herdez SAB de CV	106,471	217,715
Grupo Hotelero Santa Fe SAB de CV (A)	101,125	41,983
Grupo Industrial Saltillo SAB de CV	90,238	110,837
Grupo KUO SAB de CV, Series B	206,101	486,045
Grupo Lala SAB de CV	205,125	186,040
Grupo Mexico SAB de CV, Series B	1,143,141	2,356,065
Grupo Pochteca SAB de CV (A)	20,836	6,756
Grupo Rotoplas SAB de CV (A)	34,602	34,205
Grupo Sanborns SAB de CV	209,244	174,972
Grupo Simec SAB de CV, Series B (A)(B)	29,761	90,524
Grupo Sports World SAB de CV (A)	27,369	28,238
Grupo Televisa SAB	623,188	1,700,209
Hoteles City Express SAB de CV (A)	163,881	194,850
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (A)	116,601	178,736
Industrias Bachoco SAB de CV, Series B	80,156	278,191
Industrias CH SAB de CV, Series B (A)(B)	77,620	335,516
Industrias Penoles SAB de CV	54,136	617,595
Infraestructura Energetica Nova SAB de CV	104,705	397,291
Kimberly-Clark de Mexico SAB de CV, Class A (B)	414,558	613,881
La Comer SAB de CV (A)	246,023	251,296
Maxcom Telecomunicaciones SAB de CV (A)(B)	7,567	2,175
Megacable Holdings SAB de CV	136,775	623,606
Mexichem SAB de CV	413,696	965,452
Minera Frisco SAB de CV, Series A1 (A)	314,174	81,037
Nemak SAB de CV (C)	178,041	127,624
Organizacion Cultiba SAB de CV (A)	45,332	35,969
Organizacion Soriana SAB de CV, Series B (A)(B)	1,101,264	1,460,867
Promotora y Operadora de Infraestructura SAB de CV	54,303	479,699
Promotora y Operadora de Infraestructura SAB de CV, L Shares	4,040	24,714
Qualitas Controladora SAB de CV	64,212	138,527
Rassini SAB de CV	23,561	95,211
Rassini SAB de CV, Class A	28,100	60,746
Regional SAB de CV	124,856	538,714
Telesites SAB de CV (A)(B)	298,206	187,974
TV Azteca SAB de CV (B)	590,813	70,536
Unifin Financiera SAB de CV (B)	35,701	75,511
Vitro SAB de CV, Series A	52,549	136,835
Wal-Mart de Mexico SAB de CV	619,975	1,535,793
Netherlands 0.0%		317,174
VEON, Ltd., ADR	116,608	317,174
Peru 0.2%		2,631,899
Cementos Pacasmayo SAA, ADR	4,994	46,344
Cia de Minas Buenaventura SAA, ADR	21,714	307,036
Credicorp, Ltd.	10,224	2,242,021
Fossal SAA, ADR (A)	633	275
Grana y Montero SAA, ADR (A)	11,010	36,223
38	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Philippines 1.4%		$14,543,068
8990 Holdings, Inc.	111,700	16,112
Aboitiz Equity Ventures, Inc.	258,870	257,884
Aboitiz Power Corp.	209,900	127,119
Alliance Global Group, Inc. (A)	1,069,700	233,171
Alsons Consolidated Resources, Inc.	629,000	15,401
Alsons Consolidated Resources, Inc. (D)	3,145	1,074
Apex Mining Company, Inc. (A)	520,000	15,553
Atlas Consolidated Mining & Development Corp. (A)	664,800	33,452
Ayala Corp.	64,550	1,172,691
Ayala Land, Inc.	986,500	785,450
Bank of the Philippine Islands	126,110	226,433
BDO Unibank, Inc.	158,812	395,126
Belle Corp.	1,714,000	72,649
Bloomberry Resorts Corp.	1,451,800	231,344
Cebu Air, Inc.	105,830	149,567
CEMEX Holdings Philippines, Inc. (A)(C)	853,600	27,702
Century Pacific Food, Inc.	245,950	73,919
China Banking Corp.	336,135	177,383
Cirtek Holdings Philippines Corp.	17,900	11,125
COL Financial Group, Inc.	10,000	2,953
Cosco Capital, Inc.	972,300	130,960
D&L Industries, Inc.	795,300	155,020
DMCI Holdings, Inc.	1,290,200	304,094
DoubleDragon Properties Corp. (A)	198,010	68,785
Eagle Cement Corp.	35,100	10,381
East West Banking Corp. (A)	185,750	40,845
EEI Corp. (A)	180,500	29,728
Emperador, Inc.	709,200	94,529
Empire East Land Holdings, Inc. (A)	2,941,000	27,662
Filinvest Land, Inc.	4,785,750	132,244
First Gen Corp.	528,400	179,071
First Philippine Holdings Corp.	146,190	172,871
Global Ferronickel Holdings, Inc. (A)	297,000	9,644
Globe Telecom, Inc.	8,835	332,472
GT Capital Holdings, Inc.	14,320	242,844
Integrated Micro-Electronics, Inc.	284,355	49,903
International Container Terminal Services, Inc.	186,990	333,418
JG Summit Holdings, Inc.	483,530	444,176
Jollibee Foods Corp.	89,610	476,641
Lepanto Consolidated Mining Company, Class B (A)	3,304,363	6,293
Lopez Holdings Corp.	1,638,400	127,452
LT Group, Inc.	533,500	162,733
MacroAsia Corp.	40,950	11,343
Manila Electric Company	35,470	260,567
Manila Water Company, Inc.	401,900	206,778
Max's Group, Inc.	98,300	18,709
Megawide Construction Corp.	327,470	113,910
Megaworld Corp.	2,913,600	250,877
Melco Resorts and Entertainment Philippines Corp. (A)	642,800	89,156
Metro Pacific Investments Corp.	2,965,300	266,104
Metro Retail Stores Group, Inc.	118,000	4,957
Metropolitan Bank & Trust Company	113,767	162,176
Nickel Asia Corp.	866,160	36,689
Pepsi-Cola Products Philippines, Inc.	951,000	24,430
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	39

	Shares	Value
Philippines (continued)
Petron Corp.	1,157,700	$180,985
Philex Mining Corp.	67,800	3,317
Philippine National Bank (A)	294,580	231,897
Phinma Energy Corp.	644,000	11,066
Phoenix Petroleum Philippines, Inc.	100,600	21,168
Pilipinas Shell Petroleum Corp.	95,780	86,738
PLDT, Inc.	26,755	588,659
Premium Leisure Corp.	1,553,000	18,981
Puregold Price Club, Inc.	276,200	224,537
PXP Energy Corp. (A)	49,400	13,620
RFM Corp.	101,000	9,155
Rizal Commercial Banking Corp.	343,193	190,281
Robinsons Land Corp.	960,896	374,701
Robinsons Retail Holdings, Inc.	111,180	162,181
San Miguel Corp.	281,534	940,750
San Miguel Food and Beverage, Inc.	70,810	112,008
Security Bank Corp.	59,837	184,117
Semirara Mining & Power Corp.	335,720	167,830
SM Investments Corp.	15,050	261,495
SM Prime Holdings, Inc.	622,204	412,632
SSI Group, Inc.	197,000	8,729
Starmalls, Inc.	172,400	16,853
STI Education Systems Holdings, Inc.	883,000	10,267
The Philippine Stock Exchange, Inc.	20,064	65,514
Top Frontier Investment Holdings, Inc. (A)	25,432	136,585
Travellers International Hotel Group, Inc. (A)	443,000	44,814
Union Bank of the Philippines	324,171	418,769
Universal Robina Corp.	153,800	375,210
Vista Land & Lifescapes, Inc.	2,174,400	220,175
Wilcon Depot, Inc.	201,500	46,464
Poland 1.6%		16,761,054
Agora SA	42,459	122,905
Alior Bank SA (A)	28,678	412,894
Amica SA	1,355	40,680
Apator SA	6,846	43,904
Asseco Poland SA	35,138	445,777
Bank Handlowy w Warszawie SA	6,094	110,745
Bank Millennium SA (A)	167,485	407,479
Bank Polska Kasa Opieki SA	13,633	395,048
Bioton SA (A)	45,261	68,443
Boryszew SA (A)	66,275	83,226
Budimex SA	4,580	142,468
CCC SA	6,859	379,909
CD Projekt SA (A)	13,087	493,811
Ciech SA	19,045	206,477
ComArch SA (B)	2,066	85,425
Cyfrowy Polsat SA (A)	65,749	389,805
Dino Polska SA (A)(C)	9,239	237,961
Dom Development SA	481	8,332
Enea SA (A)	99,394	280,846
Energa SA (A)	62,040	149,149
Eurocash SA	29,649	132,188
Fabryki Mebli Forte SA (A)	7,305	40,085
40	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Poland (continued)
Famur SA	49,841	$73,436
Firma Oponiarska Debica SA	4,011	100,847
Getin Holding SA (A)	82,136	3,491
Getin Noble Bank SA (A)	162,956	14,237
Globe Trade Centre SA	37,662	83,441
Grupa Azoty SA (B)	18,121	156,975
Grupa Kety SA	6,132	546,741
Grupa Lotos SA	44,695	966,510
Impexmetal SA (A)	34,818	31,058
ING Bank Slaski SA (B)	4,150	198,654
Inter Cars SA (B)	1,889	102,437
Jastrzebska Spolka Weglowa SA (A)	14,941	259,006
KGHM Polska Miedz SA (A)	46,994	1,114,395
KRUK SA	4,951	226,080
LC Corp. SA	197,712	140,964
LPP SA	240	496,420
Lubelski Wegiel Bogdanka SA (A)	4,334	63,544
mBank SA	3,309	356,243
Netia SA (A)(B)	93,696	115,957
Neuca SA	1,416	97,269
Orange Polska SA (A)	199,477	251,750
Orbis SA (B)	50,376	1,198,323
Pfleiderer Group SA	2,108	17,701
PGE Polska Grupa Energetyczna SA (A)	146,773	453,797
PKP Cargo SA (A)	11,429	125,603
Polnord SA (A)	12,615	33,267
Polski Koncern Naftowy ORLEN SA	72,418	2,105,544
Polskie Gornictwo Naftowe i Gazownictwo SA	208,712	355,126
Powszechna Kasa Oszczednosci Bank Polski SA	59,471	641,879
Powszechny Zaklad Ubezpieczen SA	84,950	961,796
Quercus TFI SA (A)	1,139	651
Rafako SA (A)	20,666	9,723
Santander Bank Polska SA	3,241	304,542
Stalprodukt SA	377	32,365
Tauron Polska Energia SA (A)	437,267	260,708
Vistula Group SA (A)	47,944	48,060
Warsaw Stock Exchange	10,869	107,176
Wawel SA	80	17,618
Zespol Elektrowni Patnow Adamow Konin SA	5,285	10,163
Romania 0.0%		378,342
NEPI Rockcastle PLC	47,699	378,342
Russia 1.4%		14,933,317
Etalon Group PLC, GDR	39,928	79,400
Gazprom PJSC, ADR	279,882	1,335,584
Globaltrans Investment PLC, GDR	24,747	232,300
Lenta, Ltd., GDR (A)	62,076	218,354
LUKOIL PJSC, ADR	31,466	2,322,030
Magnitogorsk Iron & Steel Works PJSC, GDR	53,621	481,456
Mail.Ru Group, Ltd., GDR (A)	5,431	136,483
Mechel PJSC, ADR (A)	20,978	53,284
MMC Norilsk Nickel PJSC, ADR	45,634	863,259
Novatek PJSC, GDR	3,674	626,908
Novolipetsk Steel PJSC, GDR	20,424	483,603
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	41

	Shares	Value
Russia (continued)
O'Key Group SA, GDR	7,545	$12,565
PhosAgro PJSC, GDR	16,762	224,284
Ros Agro PLC, GDR	6,396	69,994
Rosneft Oil Company PJSC, GDR	145,352	917,632
Rostelecom PJSC, ADR	24,950	160,824
RusHydro PJSC, ADR	234,319	167,418
Sberbank of Russia PJSC, ADR	325,010	3,851,369
Severstal PJSC, GDR	24,703	363,361
Tatneft PJSC, ADR	18,810	1,196,316
TMK PJSC, GDR	24,035	80,009
VTB Bank PJSC, GDR	423,199	529,377
X5 Retail Group NV, GDR	20,599	527,507
Singapore 0.0%		52,259
Grindrod Shipping Holdings, Ltd. (A)	5,985	40,965
Technovator International, Ltd. (A)	84,000	11,294
South Africa 7.1%		76,130,183
Absa Group, Ltd.	251,282	2,792,839
Adcock Ingram Holdings, Ltd.	35,686	148,944
Adcorp Holdings, Ltd. (A)	54,688	80,547
Advtech, Ltd.	217,516	239,118
AECI, Ltd.	55,582	363,883
African Oxygen, Ltd.	36,213	76,522
African Phoenix Investments, Ltd. (A)	878,658	29,234
African Rainbow Minerals, Ltd.	52,209	457,018
Afrimat, Ltd.	22,968	45,835
Alexander Forbes Group Holdings, Ltd.	183,014	70,044
Allied Electronics Corp., Ltd., A Shares	52,886	67,198
Alviva Holdings, Ltd.	96,796	124,109
Anglo American Platinum, Ltd.	9,011	289,874
AngloGold Ashanti, Ltd.	20,881	211,009
AngloGold Ashanti, Ltd., ADR	173,142	1,717,569
ArcelorMittal South Africa, Ltd. (A)	224,228	56,243
Ascendis Health, Ltd. (A)	48,188	13,059
Aspen Pharmacare Holdings, Ltd.	78,920	838,102
Assore, Ltd.	14,286	283,239
Astral Foods, Ltd.	23,546	297,555
Attacq, Ltd.	120,640	129,096
Aveng, Ltd. (A)	3,504,675	12,558
AVI, Ltd.	135,256	974,443
Barloworld, Ltd.	134,846	1,119,026
Bid Corp., Ltd.	80,220	1,487,331
Blue Label Telecoms, Ltd. (A)	191,781	72,848
Capitec Bank Holdings, Ltd. (B)	11,995	951,129
Cashbuild, Ltd.	10,860	240,643
Caxton and CTP Publishers & Printers, Ltd.	226,989	147,305
City Lodge Hotels, Ltd.	21,596	206,251
Clicks Group, Ltd.	97,551	1,321,528
Clover Industries, Ltd.	78,340	100,541
Coronation Fund Managers, Ltd.	92,139	297,295
Curro Holdings, Ltd. (A)	56,304	103,389
DataTec, Ltd.	127,276	240,805
Dis-Chem Pharmacies, Ltd. (C)	19,706	45,981
Discovery, Ltd.	88,984	986,576
42	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Africa (continued)
Distell Group Holdings, Ltd.	14,217	$117,406
DRDGOLD, Ltd. (B)	236,387	50,199
enX Group, Ltd. (A)	8,796	7,918
EOH Holdings, Ltd. (A)	49,184	114,343
Exxaro Resources, Ltd.	92,219	864,691
Famous Brands, Ltd. (A)	33,669	254,620
FirstRand, Ltd.	968,025	4,656,697
Gold Fields, Ltd., ADR	433,602	1,270,454
Grand Parade Investments, Ltd.	206,978	44,860
Grindrod, Ltd. (A)(B)	239,427	112,276
Group Five, Ltd. (A)	101,158	2,846
Harmony Gold Mining Company, Ltd. (A)	57,569	87,096
Harmony Gold Mining Company, Ltd., ADR (A)	147,546	221,319
Hudaco Industries, Ltd.	18,219	186,974
Hulamin, Ltd.	133,602	46,361
Impala Platinum Holdings, Ltd. (A)	291,086	698,378
Imperial Holdings, Ltd.	75,489	345,309
Investec, Ltd. (B)	68,110	412,156
Invicta Holdings, Ltd.	10,662	26,909
Italtile, Ltd.	38,046	36,683
JSE, Ltd.	41,047	490,024
KAP Industrial Holdings, Ltd.	831,600	492,341
Kumba Iron Ore, Ltd.	25,559	457,369
Lewis Group, Ltd.	40,151	83,773
Liberty Holdings, Ltd.	66,373	512,193
Life Healthcare Group Holdings, Ltd.	591,335	1,109,765
Long4Life, Ltd.	117,678	37,337
Massmart Holdings, Ltd.	54,983	417,693
Merafe Resources, Ltd.	893,075	94,943
Metair Investments, Ltd.	71,247	97,250
MiX Telematics, Ltd., ADR	6,373	114,587
MMI Holdings, Ltd. (A)	528,839	661,810
Motus Holdings, Ltd. (A)	75,489	473,891
Mpact, Ltd.	91,886	146,801
Mr. Price Group, Ltd.	67,319	1,170,006
MTN Group, Ltd.	688,647	4,334,866
Murray & Roberts Holdings, Ltd.	185,890	206,640
Nampak, Ltd. (A)	306,956	316,920
Naspers, Ltd., N Shares	27,061	5,394,698
Nedbank Group, Ltd.	69,289	1,326,154
Netcare, Ltd.	454,980	843,948
Northam Platinum, Ltd. (A)	138,490	401,392
Novus Holdings, Ltd.	5,844	1,692
Oceana Group, Ltd.	24,837	119,712
Omnia Holdings, Ltd.	30,262	178,761
Peregrine Holdings, Ltd.	134,714	192,674
Pick n Pay Stores, Ltd.	170,682	902,847
Pioneer Foods Group, Ltd.	44,402	272,536
PPC, Ltd. (A)	784,329	301,612
PSG Group, Ltd.	43,497	737,547
Raubex Group, Ltd.	62,508	93,512
RCL Foods, Ltd.	10,269	12,455
Reunert, Ltd.	84,912	450,313
Rhodes Food Group Pty, Ltd.	46,761	55,075
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	43

	Shares	Value
South Africa (continued)
Royal Bafokeng Platinum, Ltd. (A)	23,299	$43,715
Sanlam, Ltd.	572,809	3,183,615
Santam, Ltd.	21,283	489,982
Sappi, Ltd.	262,746	1,440,691
Sasol, Ltd.	104,144	3,062,280
Sasol, Ltd., ADR	1,898	55,953
Shoprite Holdings, Ltd.	116,567	1,660,636
Sibanye Gold, Ltd., ADR (A)(B)	230,924	563,455
Spur Corp., Ltd.	52,155	86,307
Stadio Holdings, Ltd. (A)	51,931	12,305
Standard Bank Group, Ltd.	340,391	4,300,277
Steinhoff International Holdings NV (A)(B)	459,608	59,237
Sun International, Ltd. (A)	53,018	229,159
Super Group, Ltd. (A)	196,035	527,677
Telkom SA SOC, Ltd. (B)	142,718	584,222
The Bidvest Group, Ltd.	139,201	2,059,582
The Foschini Group, Ltd.	73,025	921,327
The SPAR Group, Ltd.	95,090	1,342,794
Tiger Brands, Ltd.	58,471	1,128,456
Tongaat Hulett, Ltd.	52,713	259,326
Transaction Capital, Ltd.	158,892	211,535
Trencor, Ltd.	107,179	223,803
Truworths International, Ltd.	204,709	1,299,224
Tsogo Sun Holdings, Ltd.	203,973	310,263
Vodacom Group, Ltd. (B)	170,305	1,542,691
Wilson Bayly Holmes-Ovcon, Ltd.	22,674	238,402
Woolworths Holdings, Ltd.	393,848	1,593,951
South Korea 16.6%		178,036,903
3S Korea Company, Ltd. (A)	3,893	7,463
ABco Electronics Company, Ltd.	2,830	15,542
Able C&C Company, Ltd. (A)	4,580	52,204
ABOV Semiconductor Company, Ltd.	2,850	11,852
Ace Technologies Corp. (A)	7,358	26,547
Actoz Soft Company, Ltd. (A)	1,680	15,859
Advanced Cosmeceutical Technology Company, Ltd. (A)	3,410	15,651
Advanced Nano Products Company, Ltd.	1,831	22,715
Aekyung Petrochemical Company, Ltd.	6,856	51,724
AfreecaTV Company, Ltd.	3,889	142,776
Agabang&Company (A)	7,905	27,756
Ahn-Gook Pharmaceutical Company, Ltd.	1,780	16,732
Ahnlab, Inc.	1,272	49,137
AJ Networks Company, Ltd.	3,192	13,968
AJ Rent A Car Company, Ltd. (A)	6,629	82,665
Ajin Industrial Company, Ltd. (A)	2,965	4,793
AK Holdings, Inc.	2,279	108,326
ALUKO Company, Ltd.	11,214	28,560
Aminologics Company, Ltd. (A)	4,205	7,096
Amorepacific Corp.	2,520	388,108
AMOREPACIFIC Group	5,002	289,979
Amotech Company, Ltd. (A)	3,682	63,077
Anam Electronics Company, Ltd. (A)(B)	9,848	22,512
Ananti, Inc. (A)	2,754	23,917
Anapass, Inc.	2,164	36,902
44	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Aprogen KIC, Inc. (A)	1,612	$12,629
APS Holdings Corp. (A)	4,835	19,601
Asia Cement Company, Ltd.	660	60,967
ASIA Holdings Company, Ltd.	407	42,499
Asia Paper Manufacturing Company, Ltd.	2,041	54,906
Asiana Airlines, Inc. (A)	57,330	231,562
Atec Company, Ltd.	2,176	11,787
Atinum Investment Company, Ltd.	12,841	23,932
AUK Corp.	12,689	22,202
Aurora World Corp.	1,645	13,176
Austem Company, Ltd.	5,882	24,202
Autech Corp.	4,431	37,707
Avaco Company, Ltd. (A)	3,479	19,162
Baiksan Company, Ltd.	4,206	21,242
Bcworld Pharm Company, Ltd.	677	14,700
BGF Company, Ltd.	27,716	202,475
BGF retail Company, Ltd.	1,520	263,876
BH Company, Ltd. (A)	8,662	118,566
Binex Company, Ltd. (A)	4,534	40,673
Binggrae Company, Ltd.	1,185	78,008
BioSmart Company, Ltd. (A)	3,956	14,433
Biotoxtech Company, Ltd. (A)	1,643	12,827
Biovill Company, Ltd. (A)	4,344	8,950
BIT Computer Company, Ltd. (A)	3,660	16,469
Bixolon Company, Ltd.	3,460	19,792
Bluecom Company, Ltd.	4,144	15,540
BNK Financial Group, Inc.	74,454	510,725
Boditech Med, Inc.	2,834	30,602
Bohae Brewery Company, Ltd. (A)(B)	21,260	24,055
BoKwang Industry Company, Ltd.	2,974	10,093
Bolak Company, Ltd.	10,391	21,288
Bookook Securities Company, Ltd.	968	20,660
Boryung Medience Company, Ltd. (A)	1,653	14,877
Boryung Pharmaceutical Company, Ltd.	2,375	23,126
Bosung Power Technology Company, Ltd. (A)	9,037	20,219
Brain Contents Company, Ltd. (A)	20,858	17,747
Bubang Company, Ltd. (A)	4,189	8,033
Busan City Gas Company, Ltd.	902	30,513
BYON Company, Ltd. (A)	11,160	18,502
Byucksan Corp.	16,282	31,465
CammSys Corp. (A)(B)	29,800	44,789
Capro Corp.	14,550	64,481
Caregen Company, Ltd.	589	41,234
Castec Korea Company, Ltd.	2,649	10,037
Cell Biotech Company, Ltd.	2,474	64,501
Celltrion Pharm, Inc. (A)	1,783	105,916
Celltrion, Inc. (A)(B)	8,560	1,837,546
Chabiotech Company, Ltd. (A)	3,839	72,851
Changhae Ethanol Company, Ltd.	2,989	35,131
Charm Engineering Company, Ltd. (A)	23,073	36,939
Cheil Worldwide, Inc.	14,131	296,141
Chemtronics Company, Ltd. (A)	4,900	26,085
Chemtros Company, Ltd. (A)	5,531	11,781
Cheryong Electric Company, Ltd.	2,770	20,790
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	45

	Shares	Value
South Korea (continued)
ChinHung International, Inc. (A)	8,076	$16,073
Chinyang Holdings Corp.	14,267	33,129
Choa Pharmaceutical Company (A)	3,347	14,435
Chokwang Paint, Ltd.	1,999	11,691
Chong Kun Dang Pharmaceutical Corp.	1,809	165,917
Chongkundang Holdings Corp.	1,391	78,257
Choong Ang Vaccine Laboratory	726	12,370
Chorokbaem Media Company, Ltd. (A)	6,781	12,121
Chosun Refractories Company, Ltd.	1,126	84,557
Chungdahm Learning, Inc.	1,846	33,184
CJ CGV Company, Ltd.	4,830	179,680
CJ CheilJedang Corp.	2,444	733,215
CJ Corp.	6,282	732,971
CJ ENM Company, Ltd.	1,304	271,179
CJ Freshway Corp.	2,124	48,808
CJ Hello Company, Ltd.	12,710	118,412
CJ Logistics Corp. (A)(B)	1,639	232,867
CKD Bio Corp.	1,764	34,471
Clean & Science Company, Ltd.	1,783	21,880
CMG Pharmaceutical Company, Ltd. (A)	9,973	41,558
CODI-M Company, Ltd. (A)(B)	20,317	15,010
Com2uS Corp.	1,972	248,346
Commax Company, Ltd.	2,745	9,961
Coreana Cosmetics Company, Ltd.	3,383	14,222
Cosmax BTI, Inc.	1,013	18,745
Cosmax, Inc. (B)	1,203	146,305
Cosmecca Korea Company, Ltd.	880	26,477
CosmoAM&T Company, Ltd. (A)	2,489	44,248
Cosmochemical Company, Ltd. (A)(B)	3,900	51,717
COSON Company, Ltd. (A)	1,947	19,109
Coway Company, Ltd.	10,698	748,990
COWELL FASHION Company, Ltd.	10,879	47,959
Crown Confectionery Company, Ltd.	1,748	15,850
CROWNHAITAI Holdings Company, Ltd.	3,824	40,209
CrucialTec Company, Ltd. (A)(B)	12,118	13,545
CS Wind Corp.	699	17,928
CTC BIO, Inc. (A)	2,903	22,048
CTGen Company, Ltd. (A)(B)	7,350	21,145
Cuckoo Holdings Company, Ltd.	325	39,733
Cuckoo Homesys Company, Ltd. (A)	103	16,330
Curo Company, Ltd. (A)(B)	21,005	10,686
CUROCOM Company, Ltd. (A)	8,580	11,719
Cymechs, Inc.	2,915	20,767
D.I. Corp.	11,198	37,395
DA Technology Company, Ltd.	7,345	26,430
Dae Dong Industrial Company, Ltd.	4,494	21,464
Dae Han Flour Mills Company, Ltd.	511	84,801
Dae Hwa Pharmaceutical Company, Ltd.	1,986	38,727
Dae Hyun Company, Ltd.	5,941	11,465
Dae Won Chemical Company, Ltd. (A)	9,868	12,681
Dae Won Kang Up Company, Ltd.	17,327	55,541
Dae Young Packaging Company, Ltd. (A)	20,178	16,513
Daea TI Company, Ltd.	4,853	36,634
Daechang Forging Company, Ltd.	330	12,580
46	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Daeduck Electronics Company	13,878	$115,616
Daeduck GDS Company, Ltd.	7,292	93,923
Daegu Department Store	3,466	27,573
Daehan New Pharm Company, Ltd. (A)	3,213	31,123
Daehan Steel Company, Ltd.	5,437	26,669
Dae-Il Corp.	6,013	29,889
Daejoo Electronic Materials Company, Ltd. (A)	1,205	19,281
Daekyo Company, Ltd.	7,335	44,526
Daelim B&Co Company, Ltd.	2,884	10,560
Daelim C&S Company, Ltd.	1,406	13,382
Daelim Industrial Company, Ltd.	7,588	642,097
Daeryuk Can Company, Ltd. (B)	5,701	24,308
Daesang Corp.	7,892	170,477
Daesang Holdings Company, Ltd.	8,580	62,293
Daesung Energy Company, Ltd.	3,360	16,310
Daesung Holdings Company, Ltd.	1,757	10,083
Daesung Industrial Company, Ltd. (A)	6,807	26,927
Daewon Cable Company, Ltd. (A)	9,500	13,389
Daewon Media Company, Ltd. (A)	2,310	20,632
Daewon Pharmaceutical Company, Ltd.	3,438	51,388
Daewon San Up Company, Ltd.	1,661	8,370
Daewoo Electronic Components Company, Ltd. (A)	5,628	8,014
Daewoo Engineering & Construction Company, Ltd. (A)	40,165	178,329
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	16,284	479,538
Daewoong Company, Ltd.	5,720	85,302
Daewoong Pharmaceutical Company, Ltd.	276	46,853
Daihan Pharmaceutical Company, Ltd.	1,745	62,441
Daishin Securities Company, Ltd.	12,312	134,507
Daiyang Metal Company, Ltd. (A)	2,077	7,412
Danal Company, Ltd. (A)	12,713	41,613
Danawa Company, Ltd.	1,186	18,532
Daou Data Corp.	7,783	66,061
Daou Technology, Inc.	14,029	252,542
Dasan Networks, Inc. (A)	3,196	19,897
Dawonsys Company, Ltd.	2,745	38,794
Dayou Automotive Seat Technology Company, Ltd.	29,372	29,792
DB Financial Investment Company, Ltd.	15,795	64,248
DB HiTek Company, Ltd.	17,745	186,899
DB Insurance Company, Ltd.	21,078	1,272,960
DB, Inc. (A)	31,939	23,713
DCM Corp.	1,699	18,122
Deutsch Motors, Inc. (A)	8,428	41,357
Development Advance Solution Company, Ltd.	2,376	14,830
DGB Financial Group, Inc.	47,171	371,192
DHP Korea Company, Ltd. (B)	2,530	22,833
Digital Chosun Company, Ltd.	10,376	17,086
Digital Power Communications Company, Ltd.	11,622	66,792
DIO Corp. (A)	2,687	73,364
Display Tech Company, Ltd.	7,596	26,234
DMS Company, Ltd.	7,271	33,826
DNF Company, Ltd.	3,282	24,290
Dong A Eltek Company, Ltd.	2,865	23,810
Dong Ah Tire & Rubber Company, Ltd. (A)	1,936	22,870
Dong-A Socio Holdings Company, Ltd.	704	64,223
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	47

	Shares	Value
South Korea (continued)
Dong-A ST Company, Ltd.	1,027	$94,587
Dong-Ah Geological Engineering Company, Ltd.	2,970	41,504
Dongbang Transport Logistics Company, Ltd. (B)	12,725	17,123
Dongbu Corp. (A)	1,658	10,492
Dong-Il Corp.	500	27,882
Dongil Industries Company, Ltd.	659	35,532
Dongjin Semichem Company, Ltd.	13,536	102,796
DongKook Pharmaceutical Company, Ltd.	814	44,712
Dongkuk Industries Company, Ltd.	10,593	23,250
Dongkuk Steel Mill Company, Ltd.	24,595	163,465
Dongkuk Structures & Construction Company, Ltd.	11,984	32,992
Dongsuh Companies, Inc.	2,572	41,013
Dongsung Chemical Company, Ltd.	1,620	19,477
DONGSUNG Corp.	8,103	39,251
Dongsung Finetec Company, Ltd. (A)	2,414	17,450
Dongwha Enterprise Company, Ltd.	1,354	32,904
Dongwha Pharmaceutical Company, Ltd.	6,493	53,007
Dongwon Development Company, Ltd.	17,898	64,657
Dongwon F&B Company, Ltd.	369	91,991
Dongwon Industries Company, Ltd.	560	104,073
Dongwon Systems Corp.	1,235	33,016
Dongyang E&P, Inc.	1,940	16,257
Dongyang Steel Pipe Company, Ltd. (A)(B)	16,918	21,483
Doosan Bobcat, Inc.	5,862	172,034
Doosan Corp.	1,988	215,871
Doosan Heavy Industries & Construction Company, Ltd. (A)	32,686	333,466
Doosan Infracore Company, Ltd. (A)(B)	68,615	520,935
DoubleUGames Company, Ltd.	2,393	130,451
Douzone Bizon Company, Ltd. (B)	8,022	357,809
DRB Holding Company, Ltd.	7,186	41,716
DST ROBOT Company, Ltd. (A)	10,248	11,253
DTR Automotive Corp.	1,408	39,177
Duk San Neolux Company, Ltd. (A)	2,095	27,076
Duksan Hi-Metal Company, Ltd. (A)	1,504	7,472
DY Corp.	8,288	39,551
DY POWER Corp.	2,421	30,383
e Tec E&C, Ltd.	963	71,418
E1 Corp.	1,693	91,071
Eagon Holdings Company, Ltd.	10,839	23,609
Easy Bio, Inc.	20,602	111,151
Ecopro Company, Ltd. (A)(B)	5,349	150,111
e-Credible Company, Ltd.	1,274	19,448
Ehwa Technologies Information Company, Ltd. (A)	117,826	27,697
Elentec Company, Ltd. (A)	2,738	6,157
e-LITECOM Company, Ltd.	2,713	13,671
E-MART, Inc.	5,027	876,134
EM-Tech Company, Ltd.	3,946	61,419
EMW Company, Ltd. (A)(D)	8,120	17,117
Enerzent Company, Ltd. (A)	11,828	19,674
Enex Company, Ltd.	5,367	5,018
ENF Technology Company, Ltd.	4,942	61,058
Eo Technics Company, Ltd.	1,472	62,921
Esmo Corp. (A)	3,323	22,508
Estechpharma Company, Ltd.	2,179	17,897
48	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
E-TRON Company, Ltd. (A)	32,140	$5,293
Eugene Corp.	17,931	95,919
Eugene Investment & Securities Company, Ltd. (A)	26,505	62,587
Eugene Technology Company, Ltd.	5,205	56,927
Eusu Holdings Company, Ltd. (A)	5,313	28,763
EVERDIGM Corp.	4,305	23,065
F&F Company, Ltd.	2,178	90,618
Farmsco	6,179	46,806
FarmStory Company, Ltd. (A)	16,510	16,149
Feelingk Company, Ltd. (A)	16,113	30,274
Feelux Company, Ltd.	6,419	72,747
Fila Korea, Ltd.	12,252	556,643
Fine Semitech Corp.	8,278	31,348
Fine Technix Company, Ltd. (A)	8,732	12,020
FN Republic Company, Ltd. (A)	4,757	7,839
Foosung Company, Ltd. (A)(B)	23,819	175,081
Fursys, Inc.	1,610	44,680
Gabia, Inc.	3,279	19,792
Gamevil, Inc. (A)	1,221	60,954
Gaon Cable Company, Ltd.	1,122	18,064
Genic Company, Ltd. (A)(B)	2,713	19,091
Geumhwa PSC Company, Ltd.	327	8,544
Gigalane Company, Ltd. (A)	6,681	13,957
Global Standard Technology Company, Ltd.	1,760	7,484
GNCO Company, Ltd. (A)	14,824	22,718
GOLFZON Company, Ltd.	1,250	38,382
Golfzon Newdin Holdings Company, Ltd.	7,428	27,650
Good People Company, Ltd. (A)	7,441	29,387
Grand Korea Leisure Company, Ltd.	5,059	115,373
Green Cross Cell Corp.	117	5,516
Green Cross Corp.	507	64,381
Green Cross Holdings Corp.	4,927	106,448
GS Engineering & Construction Corp.	10,372	404,035
GS Global Corp.	21,478	49,799
GS Holdings Corp.	27,599	1,269,776
GS Home Shopping, Inc.	803	140,168
GS Retail Company, Ltd.	8,132	275,724
G-SMATT GLOBAL Company, Ltd. (A)(B)	14,720	28,921
Gwangju Shinsegae Company, Ltd.	248	38,564
Hae In Corp.	2,408	12,003
HAESUNG DS Company, Ltd.	3,118	42,132
Haimarrow Food Service Company, Ltd.	7,718	16,357
Haitai Confectionery & Foods Company, Ltd.	2,392	21,522
Halla Corp.	9,672	37,257
Halla Holdings Corp.	3,953	156,117
Han Kuk Carbon Company, Ltd. (B)	14,912	94,061
Hana Financial Group, Inc.	79,714	2,680,060
Hana Micron, Inc. (A)	6,505	22,807
Hana Tour Service, Inc. (B)	3,239	199,655
Hancom MDS, Inc.	1,602	21,449
Hancom, Inc.	4,601	56,115
Handok, Inc.	2,126	52,643
Handsome Company, Ltd.	4,053	138,502
Hanil Cement Company, Ltd. (A)	710	83,922
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	49

	Shares	Value
South Korea (continued)
Hanil Holdings Company, Ltd.	582	$31,840
Hanil Hyundai Cement Company, Ltd. (A)	341	13,787
Hanil Vacuum Company, Ltd. (A)	19,263	21,888
Hanjin Heavy Industries & Construction Company, Ltd. (A)	29,550	44,877
Hanjin Heavy Industries & Construction Holdings Company, Ltd. (A)	7,525	21,517
Hanjin Kal Corp.	7,581	216,453
Hanjin Transportation Company, Ltd.	3,281	149,267
Hankook Cosmetics Company, Ltd. (A)	2,811	30,432
Hankook Cosmetics Manufacturing Company, Ltd.	541	19,679
Hankook Shell Oil Company, Ltd.	256	79,570
Hankook Tire Company, Ltd.	18,021	688,602
Hankuk Paper Manufacturing Company, Ltd.	1,497	22,591
Hanmi Pharm Company, Ltd.	644	255,068
Hanmi Science Company, Ltd.	698	46,390
Hanmi Semiconductor Company, Ltd.	7,032	51,670
HanmiGlobal Company, Ltd.	2,136	17,987
Hanon Systems	39,924	375,204
Hans Biomed Corp.	1,340	29,669
Hansae Company, Ltd.	2,696	44,809
Hansae MK Company, Ltd.	1,588	11,696
Hansae Yes24 Holdings Company, Ltd.	4,040	33,215
Hanshin Construction Company, Ltd.	3,811	55,847
Hanshin Machinery Company	10,735	22,304
Hansol Chemical Company, Ltd.	3,526	248,365
Hansol Holdings Company, Ltd.	15,348	71,301
Hansol HomeDeco Company, Ltd.	12,437	15,404
Hansol Paper Company, Ltd.	6,940	102,272
Hansol Technics Company, Ltd. (A)	8,553	50,874
Hanssem Company, Ltd.	2,661	139,720
Hanwha Aerospace Company, Ltd. (A)	10,302	299,125
Hanwha Chemical Corp.	38,516	651,686
Hanwha Corp.	21,023	564,657
Hanwha Galleria Timeworld Company, Ltd. (A)	571	15,714
Hanwha General Insurance Company, Ltd.	33,528	173,812
Hanwha Investment & Securities Company, Ltd. (A)	50,766	100,391
Hanwha Life Insurance Company, Ltd.	145,335	576,005
Hanyang Eng Company, Ltd.	4,490	53,804
Hanyang Securities Company, Ltd.	3,589	22,441
Harim Company, Ltd. (A)(B)	13,935	34,405
HB Technology Company, Ltd. (B)	21,802	55,879
HDC Holdings Company, Ltd.	29,559	443,679
HDC Hyundai Engineering Plastics Company, Ltd.	9,361	35,587
HDC I-Controls Company, Ltd.	1,444	12,621
Heung-A Shipping Company, Ltd. (A)	66,228	26,629
Heungkuk Fire & Marine Insurance Company, Ltd. (A)	14,960	67,115
Hite Jinro Company, Ltd.	11,116	173,837
Hitejinro Holdings Company, Ltd.	5,212	33,637
Home Center Holdings Company, Ltd. (A)	21,499	25,836
Homecast Company, Ltd. (A)	4,304	22,551
Hotel Shilla Company, Ltd.	4,381	337,998
HS Industries Company, Ltd. (B)	23,296	136,285
HS R&A Company, Ltd.	18,150	29,193
HSD Engine Company, Ltd. (A)	6,627	27,240
Huchems Fine Chemical Corp.	7,247	169,489
50	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Hugel, Inc. (A)	435	$127,889
Humax Company, Ltd. (A)	4,390	19,936
Humedix Company, Ltd.	886	19,478
Huneed Technologies (A)	4,041	31,087
Huons Company, Ltd.	2,458	160,289
Huons Global Company, Ltd.	1,689	67,742
Husteel Company, Ltd.	1,148	12,090
Huvis Corp.	4,092	28,240
Huvitz Company, Ltd.	2,214	17,732
Hwa Shin Company, Ltd.	6,498	12,941
Hwacheon Machine Tool Company, Ltd.	730	27,478
Hwail Pharm Company, Ltd.	2,270	13,823
Hwajin Company, Ltd. (A)(D)	8,174	22,314
Hwangkum Steel & Technology Company, Ltd.	4,265	31,569
HwaSung Industrial Company, Ltd.	4,083	54,353
Hy-Lok Corp.	2,411	36,155
Hyosung Advanced Materials Corp. (A)	1,008	99,482
Hyosung Chemical Corp. (A)	718	85,877
Hyosung Corp. (B)	3,105	144,114
Hyosung Heavy Industries Corp. (A)	2,099	85,525
Hyosung TNC Company, Ltd. (A)	974	162,639
HyosungITX Company, Ltd.	1,716	15,829
Hyundai BNG Steel Company, Ltd.	2,838	23,460
Hyundai Construction Equipment Company, Ltd. (A)	4,114	177,130
Hyundai Corp.	1,462	37,946
Hyundai Corp. Holdings, Inc.	2,238	33,421
Hyundai Department Store Company, Ltd.	4,701	394,491
Hyundai Electric & Energy System Company, Ltd. (A)	1,092	26,783
Hyundai Elevator Company, Ltd.	2,258	189,100
Hyundai Engineering & Construction Company, Ltd.	13,349	655,407
Hyundai Glovis Company, Ltd.	5,236	578,370
Hyundai Greenfood Company, Ltd.	16,559	197,651
Hyundai Heavy Industries Company, Ltd. (A)	5,252	620,428
Hyundai Heavy Industries Holdings Company, Ltd. (A)	2,785	983,971
Hyundai Home Shopping Network Corp.	2,647	235,987
Hyundai Hy Communications & Network Company, Ltd.	18,609	72,900
Hyundai IBT Company, Ltd. (A)	4,520	26,490
Hyundai Livart Furniture Company, Ltd.	4,345	74,311
Hyundai Marine & Fire Insurance Company, Ltd.	26,885	960,194
Hyundai Merchant Marine Company, Ltd. (A)(B)	63,326	213,709
Hyundai Mipo Dockyard Company, Ltd. (A)	3,198	312,014
Hyundai Mobis Company, Ltd.	6,814	1,098,019
Hyundai Motor Company	15,011	1,434,753
Hyundai Motor Securities Company, Ltd.	6,164	48,064
Hyundai Pharmaceutical Company, Ltd. (A)	6,292	28,372
Hyundai Rotem Company, Ltd. (A)(B)	2,637	63,622
Hyundai Steel Company	20,882	803,305
Hyundai Telecommunication Company, Ltd.	1,711	16,389
Hyundai Wia Corp.	8,098	236,390
HyVision System, Inc.	4,321	36,430
i3system, Inc.	1,056	17,099
ICD Company, Ltd.	5,933	41,878
IHQ, Inc.	26,766	48,328
Il Dong Pharmaceutical Company, Ltd.	2,157	42,741
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	51

	Shares	Value
South Korea (continued)
IlDong Holdings Company, Ltd.	722	$8,496
Iljin Diamond Company, Ltd.	978	17,378
Iljin Display Company, Ltd.	4,018	12,454
Iljin Electric Company, Ltd.	7,159	20,125
Iljin Holdings Company, Ltd. (A)	7,892	21,423
Iljin Materials Company, Ltd.	1,457	50,373
Ilshin Spinning Company, Ltd.	565	48,374
Ilsung Pharmaceuticals Company, Ltd.	495	47,109
Ilyang Pharmaceutical Company, Ltd. (A)	2,144	57,433
IM Company, Ltd. (A)	9,508	11,822
iMarketKorea, Inc.	8,736	60,693
InBody Company, Ltd.	4,568	93,859
Industrial Bank of Korea	59,372	786,483
Infinitt Healthcare Company, Ltd. (A)	3,422	19,491
INITECH Company, Ltd. (A)	3,266	17,187
Innocean Worldwide, Inc.	1,629	98,058
InnoWireless, Inc. (A)	671	12,861
Innox Advanced Materials Company, Ltd. (A)	1,847	69,542
Inscobee, Inc. (A)	8,994	53,457
Insun ENT Company, Ltd. (A)	8,284	47,293
Intelligent Digital Integrated Security Company, Ltd.	719	20,254
Interflex Company, Ltd. (A)	4,260	43,149
Interojo Company, Ltd.	2,844	53,612
Interpark Corp.	4,252	20,175
Interpark Holdings Corp.	19,796	40,789
INTOPS Company, Ltd.	8,844	93,255
Inzi Controls Company, Ltd.	6,581	29,526
Iones Company, Ltd. (A)	1,720	13,002
IS Dongseo Company, Ltd.	7,865	216,940
ISC Company, Ltd.	3,267	26,580
i-SENS, Inc.	2,721	51,424
ISU Chemical Company, Ltd.	3,953	36,954
IsuPetasys Company, Ltd.	4,878	28,551
It's Hanbul Company, Ltd.	934	23,783
J.ESTINA Company, Ltd.	2,296	11,505
Jahwa Electronics Company, Ltd. (B)	4,584	55,207
JASTECH, Ltd.	4,955	28,207
Jayjun Cosmetic Company, Ltd. (A)(B)	6,467	72,879
JB Financial Group Company, Ltd.	79,604	405,721
JC Hyun System, Inc.	6,153	29,959
Jcontentree Corp. (A)	14,605	62,243
Jeil Pharma Holdings, Inc.	684	19,096
Jeil Savings Bank (A)(D)	1,850	0
Jeju Air Company, Ltd.	2,105	72,977
Jeju Semiconductor Corp. (A)	5,157	18,475
Jinro Distillers Company, Ltd.	1,165	31,219
Jinsung T.E.C.	2,276	16,453
JLS Company, Ltd.	3,270	21,538
JoyCity Corp. (A)	1,576	15,968
JS Corp.	1,818	19,974
Jusung Engineering Company, Ltd.	13,935	88,889
JVM Company, Ltd.	992	27,804
JW Holdings Corp.	7,287	47,808
JW Life Science Corp.	3,046	67,560
52	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
JW Pharmaceutical Corp.	1,630	$55,456
JYP Entertainment Corp. (A)	7,465	216,429
Kakao Corp.	3,481	350,582
Kanglim Company, Ltd. (A)	5,951	13,472
Kangnam Jevisco Company, Ltd.	1,435	33,300
Kangwon Land, Inc.	17,737	510,674
KAON Media Company, Ltd.	4,121	22,985
KB Financial Group, Inc.	32,744	1,380,123
KB Financial Group, Inc., ADR	27,240	1,147,076
KC Company, Ltd.	4,791	54,826
KC Cottrell Company, Ltd.	1,034	3,666
KC Green Holdings Company, Ltd.	2,730	9,140
KC Tech Company, Ltd.	2,884	28,171
KCC Corp.	1,467	365,469
KCC Engineering & Construction Company, Ltd.	2,504	16,938
KEC Corp.	34,383	30,270
KEPCO Engineering & Construction Company, Inc.	2,025	37,464
KEPCO Plant Service & Engineering Company, Ltd.	4,360	120,178
Keyang Electric Machinery Company, Ltd.	11,445	33,068
KEYEAST Company, Ltd. (A)(B)	40,686	102,709
KG Chemical Corp.	4,776	81,307
KG Eco Technology Service Company, Ltd.	8,470	24,382
Kginicis Company, Ltd.	5,744	82,382
KGMobilians Company, Ltd.	7,616	52,392
KH Vatec Company, Ltd. (A)	4,141	30,906
Kia Motors Corp.	40,318	1,097,675
KINX, Inc.	966	20,978
KISCO Corp.	9,710	49,123
KISCO Holdings Company, Ltd.	5,305	63,398
Kishin Corp.	3,196	9,802
KISWIRE, Ltd.	2,522	51,001
Kiwi Media Group Company, Ltd. (A)	28,944	9,520
KIWOOM Securities Company, Ltd.	3,619	275,906
KleanNara Company, Ltd. (A)(B)	9,099	27,004
KM Corp.	1,199	8,051
KMH Company, Ltd. (A)	7,690	53,554
Kocom Company, Ltd.	1,885	11,088
Kodaco Company, Ltd.	14,736	30,450
Koentec Company, Ltd.	8,472	61,863
Koh Young Technology, Inc.	3,324	239,952
Kolmar BNH Company, Ltd.	3,718	67,853
Kolmar Korea Company, Ltd.	1,602	97,939
Kolmar Korea Holdings Company, Ltd.	988	27,404
Kolon Corp.	2,204	70,240
Kolon Global Corp.	2,729	17,778
Kolon Industries, Inc.	6,208	297,829
Kolon Life Science, Inc. (A)	1,120	80,940
Kolon Plastic, Inc.	3,135	16,193
KoMiCo, Ltd.	1,474	28,679
KONA I Company, Ltd. (A)	2,510	24,890
Kook Soon Dang Brewery Company, Ltd.	6,299	22,433
Korea Aerospace Industries, Ltd. (A)	18,834	534,708
Korea Alcohol Industrial Company, Ltd.	4,535	30,640
Korea Asset In Trust Company, Ltd.	17,029	70,888
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	53

	Shares	Value
South Korea (continued)
Korea Autoglass Corp.	3,257	$37,391
Korea Cast Iron Pipe Industries Company, Ltd.	2,525	22,127
Korea Circuit Company, Ltd. (A)	5,821	27,256
Korea District Heating Corp.	985	52,746
Korea Electric Power Corp.	23,234	615,723
Korea Electric Power Corp., ADR	24,906	329,257
Korea Electric Terminal Company, Ltd.	2,183	85,238
Korea Electronic Certification Authority, Inc.	3,760	13,012
Korea Electronic Power Industrial Development Company, Ltd. (B)	9,265	30,008
Korea Flange Company, Ltd. (A)	14,325	18,852
Korea Gas Corp. (A)	7,177	327,122
Korea Information & Communications Company, Ltd. (A)	4,786	36,733
Korea Information Certificate Authority, Inc.	3,992	13,718
Korea Investment Holdings Company, Ltd.	12,443	754,667
Korea Line Corp. (A)	5,231	102,161
Korea Materials & Analysis Corp. (A)	1,354	11,621
Korea Petrochemical Industrial Company, Ltd.	1,683	241,006
Korea Real Estate Investment & Trust Company, Ltd.	69,179	156,506
Korea United Pharm, Inc.	1,983	42,326
Korea Zinc Company, Ltd.	1,756	667,393
Korean Air Lines Company, Ltd.	25,190	718,749
Korean Reinsurance Company, Ltd.	44,246	352,235
Kortek Corp.	3,512	45,614
KPM Tech Company, Ltd. (A)	17,404	18,614
KPX Chemical Company, Ltd.	1,060	51,505
KSS LINE, Ltd.	5,034	32,166
KT Corp.	5,722	155,647
KT Hitel Company, Ltd. (A)	5,175	22,649
KT Skylife Company, Ltd.	13,022	133,068
KT Submarine Company, Ltd.	4,928	15,088
KT&G Corp.	14,082	1,306,630
KTB Investment & Securities Company, Ltd. (A)	18,792	57,171
KTCS Corp.	7,253	16,178
Ktis Corp.	6,187	13,040
Kukbo Design Company, Ltd.	1,998	25,221
Kukdo Chemical Company, Ltd.	1,295	53,234
Kukdong Oil & Chemicals Company, Ltd.	2,025	6,020
Kukje Pharma Company, Ltd.	3,187	12,902
Kumho Industrial Company, Ltd.	4,612	48,666
Kumho Petrochemical Company, Ltd.	4,621	380,872
Kumho Tire Company, Inc. (A)	20,278	94,227
Kumkang Kind Company, Ltd.	1,697	32,484
Kwang Dong Pharmaceutical Company, Ltd.	14,584	89,513
Kwang Myung Electric Company, Ltd. (A)	8,658	20,770
Kyeryong Construction Industrial Company, Ltd. (A)	3,342	63,852
Kyobo Securities Company, Ltd.	8,618	72,204
Kyongbo Pharmaceutical Company, Ltd.	3,624	33,571
Kyung Dong Navien Company, Ltd. (B)	1,515	59,691
Kyung Nam Pharm Company, Ltd. (A)(D)	2,808	43,086
Kyungbang Company, Ltd.	4,710	47,274
KyungDong City Gas Company, Ltd.	943	29,202
KyungDong Invest Company, Ltd.	382	13,407
Kyungdong Pharm Company, Ltd.	5,236	59,090
Kyung-In Synthetic Corp.	8,527	43,666
54	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
L&F Company, Ltd.	4,461	$144,732
LB Semicon, Inc. (A)	18,566	58,924
Leaders Cosmetics Company, Ltd. (A)	2,381	26,855
Lee Ku Industrial Company, Ltd.	8,860	14,879
LEENO Industrial, Inc.	3,067	137,743
LF Corp.	8,705	187,704
LG Chem, Ltd.	9,412	2,909,225
LG Corp.	15,580	1,005,275
LG Display Company, Ltd.	7,375	115,623
LG Display Company, Ltd., ADR (B)	195,759	1,524,963
LG Electronics, Inc.	43,431	2,819,209
LG Hausys, Ltd.	3,241	152,465
LG Household & Health Care, Ltd.	1,485	1,537,366
LG Innotek Company, Ltd. (B)	4,673	418,062
LG International Corp.	12,401	184,934
LG Uplus Corp.	74,627	1,180,000
LIG Nex1 Company, Ltd.	2,403	79,438
Lion Chemtech Company, Ltd.	1,096	9,743
Liveplex Company, Ltd. (A)	26,312	17,994
Lock&Lock Company, Ltd.	2,622	47,702
LOT Vacuum Company, Ltd.	4,019	27,230
Lotte Chemical Corp.	7,128	1,738,333
Lotte Chilsung Beverage Company, Ltd.	121	157,944
Lotte Confectionery Company, Ltd.	114	17,060
Lotte Corp. (A)	2,021	99,886
LOTTE Fine Chemical Company, Ltd. (B)	5,461	206,418
Lotte Food Company, Ltd.	184	111,299
LOTTE Himart Company, Ltd.	1,937	90,661
Lotte Non-Life Insurance Company, Ltd.	31,416	73,254
Lotte Shopping Company, Ltd.	2,059	397,025
LS Corp.	6,467	306,154
LS Industrial Systems Company, Ltd.	3,307	152,685
Lumens Company, Ltd. (A)	15,097	32,859
Lutronic Corp.	1,586	13,596
Macrogen, Inc. (A)	1,760	48,445
Maeil Dairies Company, Ltd.	981	68,243
Maeil Holdings Company, Ltd.	2,310	22,734
Magicmicro Company, Ltd. (A)	2,534	8,752
MAKUS, Inc.	3,139	11,700
Mando Corp.	11,655	309,841
Mcnex Company, Ltd.	4,539	51,821
ME2ON Company, Ltd. (A)	4,972	28,511
Medy-Tox, Inc.	1,394	703,296
Meerecompany, Inc.	1,127	63,507
MegaStudy Company, Ltd.	2,661	27,116
MegaStudyEdu Company, Ltd.	2,875	77,208
Melfas, Inc. (A)(B)	7,040	14,993
Meritz Financial Group, Inc.	17,335	177,361
Meritz Fire & Marine Insurance Company, Ltd.	25,524	483,464
Meritz Securities Company, Ltd.	111,535	440,639
META BIOMED Company, Ltd.	3,669	10,310
Mgame Corp. (A)	5,090	12,056
Mi Chang Oil Industrial Company, Ltd.	362	26,715
MiCo, Ltd. (A)	10,875	32,243
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	55

	Shares	Value
South Korea (continued)
Minwise Company, Ltd.	3,086	$54,593
Mirae Asset Daewoo Company, Ltd.	125,687	802,168
Mirae Asset Life Insurance Company, Ltd.	37,045	142,377
Mirae Corp. (A)	104,717	17,851
Miwon Specialty Chemical Company, Ltd.	999	57,679
MK Electron Company, Ltd.	6,599	49,538
MNTech Company, Ltd. (A)	6,966	21,759
Mobase Company, Ltd.	3,720	12,817
Modetour Network, Inc.	3,934	91,877
Moorim P&P Company, Ltd.	6,209	33,952
Moorim Paper Company, Ltd.	13,272	35,119
Motonic Corp.	3,493	27,174
MP Hankang Company, Ltd.	14,020	36,185
Muhak Company, Ltd.	7,066	76,955
Multicampus Corp.	751	32,155
MyungMoon Pharm Company, Ltd.	3,904	19,467
Namhae Chemical Corp.	3,474	35,819
Namsun Aluminum Company, Ltd. (A)	17,794	26,788
Namyang Dairy Products Company, Ltd.	137	79,480
NanoenTek, Inc. (A)	2,187	9,119
Nasmedia Company, Ltd.	1,316	34,842
NAVER Corp.	20,890	2,362,321
NCSoft Corp.	2,398	1,099,799
NeoPharm Company, Ltd.	1,420	62,830
Neowiz (A)	4,353	51,275
NEOWIZ HOLDINGS Corp. (A)	2,160	22,239
NEPES Corp. (B)	8,685	77,612
Netmarble Corp. (C)	1,322	154,330
New Power Plasma Company, Ltd.	2,081	25,166
Nexen Corp.	11,578	57,823
Nexen Tire Corp.	15,810	124,201
Nexon GT Company, Ltd. (A)	1,577	10,448
Next Entertainment World Company, Ltd. (A)	1,937	8,490
Next Science Company, Ltd. (A)	2,674	19,208
NextEye Company, Ltd.	6,041	14,275
Nexturn Company, Ltd.	1,224	13,391
NH Investment & Securities Company, Ltd.	44,439	551,880
NHN Entertainment Corp. (A)	4,861	251,149
NHN KCP Corp. (A)	6,451	73,683
NICE Holdings Company, Ltd.	9,258	146,439
Nice Information & Telecommunication, Inc.	2,428	40,716
NICE Information Service Company, Ltd.	12,783	131,930
NICE Total Cash Management Company, Ltd.	6,534	64,254
NK Company, Ltd. (A)	19,139	19,823
Nong Shim Holdings Company, Ltd.	742	48,291
Nong Woo Bio Company, Ltd.	2,385	23,050
NongShim Company, Ltd.	796	178,421
Noroo Holdings Company, Ltd.	556	6,153
NOROO Paint & Coatings Company, Ltd.	4,906	37,856
NS Shopping Company, Ltd.	6,420	72,801
Nuri Telecom Company, Ltd. (A)	2,165	11,868
NUTRIBIOTECH Company, Ltd. (A)	3,229	44,167
OCI Company, Ltd.	6,498	607,185
Omnisystem Company, Ltd. (A)	7,529	13,441
56	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Openbase, Inc.	10,308	$19,298
Opto Device Technology Company, Ltd.	2,920	14,215
OPTRON-TEC, Inc. (A)	8,118	31,980
Orientbio, Inc. (A)(B)	13,726	7,516
Orion Corp.	5,635	561,343
Orion Holdings Corp.	8,665	132,574
OSANGJAIEL Company, Ltd. (A)	1,410	8,827
Osstem Implant Company, Ltd. (A)	2,597	123,135
Osung Advanced Materials Company, Ltd. (A)	7,214	13,797
Ottogi Corp.	174	115,079
Paik Kwang Industrial Company, Ltd.	7,996	18,083
Pan Ocean Company, Ltd. (A)	64,996	266,577
Pang Rim Company, Ltd.	538	12,245
Pan-Pacific Company, Ltd. (A)	10,486	23,593
Paradise Company, Ltd.	4,325	81,533
Partron Company, Ltd.	18,305	134,686
Paru Company, Ltd. (A)(B)	7,888	20,190
People & Technology, Inc. (A)	1,431	13,221
PHARMA RESEARCH PRODUCTS Company, Ltd.	612	18,242
PNE Solution Company, Ltd. (A)	1,649	17,129
Pobis TNC Company, Ltd. (A)	5,742	4,692
Poonglim Industrial Company, Ltd. (A)(D)	276	45
Poongsan Corp.	8,648	217,872
Poongsan Holdings Corp.	1,748	57,869
POSCO	12,494	2,759,629
POSCO Chemtech Company, Ltd.	3,433	208,273
POSCO Coated & Color Steel Company, Ltd.	1,383	23,534
Posco Daewoo Corp.	13,704	236,192
Posco ICT Company, Ltd.	13,272	65,585
Posco M-Tech Company, Ltd.	11,680	63,420
Power Logics Company, Ltd. (A)	11,550	66,072
Protec Company, Ltd.	1,930	22,960
PS TEC Company, Ltd.	3,857	14,776
PSK, Inc.	5,639	70,558
Pulmuone Company, Ltd.	428	34,560
Pyeong Hwa Automotive Company, Ltd.	5,131	28,994
RaonSecure Company, Ltd. (A)	7,358	15,902
Rayence Company, Ltd.	1,256	16,200
Redrover Company, Ltd. (A)	11,926	26,191
Reyon Pharmaceutical Company, Ltd.	1,859	28,815
RFHIC Corp.	1,149	25,000
RFTech Company, Ltd.	9,967	47,391
Robostar Company, Ltd.	1,108	27,219
S Net Systems, Inc.	4,142	14,805
S&T Corp. (A)	1,479	14,897
S&T Dynamics Company, Ltd. (A)	7,440	47,139
S&T Holdings Company, Ltd.	4,250	42,073
S&T Motiv Company, Ltd.	4,404	104,463
S.Y. Panel Company, Ltd. (A)	4,684	22,493
S-1 Corp.	4,177	359,147
Sajo Industries Company, Ltd.	1,273	60,875
Sajodongaone Company, Ltd. (A)	8,289	8,738
SAJOHAEPYO Corp. (A)	1,028	9,925
Sam Chun Dang Pharm Company, Ltd.	3,567	131,790
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	57

	Shares	Value
South Korea (continued)
SAM KANG M&T Company, Ltd. (A)(B)	5,151	$25,569
Sam Kwang Glass Company, Ltd.	941	24,033
Sam Young Electronics Company, Ltd.	5,533	61,627
Sam Yung Trading Company, Ltd.	3,278	41,275
Sambo Motors Company, Ltd.	1,609	9,255
Sambon Precision & Electronics Company, Ltd.	5,460	17,168
Samchully Company, Ltd.	807	69,363
Samchuly Bicycle Company, Ltd.	2,156	11,751
Samho Development Company, Ltd.	9,277	39,316
Samho International Company, Ltd. (A)(B)	3,762	48,734
SAMHWA Paints Industrial Company, Ltd.	5,759	34,687
Samick Musical Instruments Company, Ltd.	15,645	24,250
Samick THK Company, Ltd.	3,450	33,828
Samji Electronics Company, Ltd.	4,921	42,274
Samjin LND Company, Ltd. (A)	6,451	12,095
Samjin Pharmaceutical Company, Ltd.	3,760	145,775
Samkee Automotive Company, Ltd.	6,372	14,399
Sammok S-Form Company, Ltd.	1,863	18,716
SAMPYO Cement Company, Ltd.	12,169	46,712
Samsung C&T Corp.	7,636	699,709
Samsung Card Company, Ltd.	8,181	236,083
Samsung Electro-Mechanics Company, Ltd. (B)	5,958	643,457
Samsung Electronics Company, Ltd.	1,080,915	40,503,143
Samsung Engineering Company, Ltd. (A)	10,346	180,153
Samsung Fire & Marine Insurance Company, Ltd.	8,774	2,132,245
Samsung Heavy Industries Company, Ltd. (A)	128,160	851,130
Samsung Life Insurance Company, Ltd.	10,310	796,749
Samsung Pharmaceutical Company, Ltd. (A)	14,896	36,956
Samsung SDI Company, Ltd.	5,628	1,039,351
Samsung SDS Company, Ltd.	2,854	501,031
Samsung Securities Company, Ltd.	17,369	483,821
SAMT Company, Ltd.	30,381	46,976
Samwha Capacitor Company, Ltd. (B)	3,085	170,174
Samwha Electric Company, Ltd.	1,382	25,358
Samyang Corp.	1,499	78,890
Samyang Foods Company, Ltd.	778	42,202
Samyang Holdings Corp.	1,700	132,831
Samyang Tongsang Company, Ltd.	690	26,454
Sang-A Frontec Company, Ltd.	1,692	17,229
Sangbo Corp. (A)	1,493	2,532
Sangsangin Company, Ltd. (A)	10,966	186,529
Sangsin Brake	4,958	16,727
Sangsin Energy Display Precision Company, Ltd.	2,530	29,845
SaraminHR Company, Ltd.	1,326	23,296
Satrec Initiative Company, Ltd.	678	14,742
SAVEZONE I&C CORP.	7,060	22,440
SBI Investment Korea Company, Ltd. (A)	23,259	15,873
SBS Media Holdings Company, Ltd. (A)	19,895	39,996
SBW (A)	39,999	36,111
S-Connect Company, Ltd. (A)	20,114	29,722
SD Biotechnologies Company, Ltd.	1,103	9,654
SDN Company, Ltd. (A)	13,238	18,096
Seah Besteel Corp.	5,401	80,497
SeAH Holdings Corp.	939	87,481
58	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
SeAH Steel Corp.	621	$28,347
SeAH Steel Corp. (A)	556	31,100
Sebang Company, Ltd.	4,144	47,765
Sebang Global Battery Company, Ltd.	3,190	109,058
Sebo Manufacturing Engineer Corp.	1,674	13,021
Seegene, Inc. (A)	3,168	51,363
Sejong Industrial Company, Ltd.	2,914	12,631
Sejong Telecom, Inc. (A)	94,580	47,081
Sekonix Company, Ltd. (A)	3,194	20,659
Sempio Foods Company	767	19,872
S-Energy Company, Ltd.	2,586	12,351
Seobu T&D (A)	7,960	70,434
Seohan Company, Ltd.	34,966	57,736
Seohee Construction Company, Ltd.	71,344	78,305
Seojin System Company, Ltd.	1,750	50,191
Seoul Semiconductor Company, Ltd.	14,311	278,487
Seoulin Bioscience Company, Ltd.	1,238	10,763
SEOWONINTECH Company, Ltd.	2,979	13,869
Seoyon Company, Ltd.	4,762	15,213
Seoyon E-Hwa Company, Ltd.	4,567	16,326
Sewon Cellontech Company, Ltd. (A)	7,061	26,380
SEWOONMEDICAL Company, Ltd.	6,792	21,708
SFA Engineering Corp.	8,660	295,924
SFA Semicon Company, Ltd. (A)	33,987	45,713
SFC Company, Ltd. (A)	3,804	13,138
SG Corp. (A)	19,886	12,005
SG&G Corp. (A)	3,440	6,082
SGA Company, Ltd. (A)	18,302	8,343
SH Energy & Chemical Company, Ltd.	22,679	21,189
Shin Poong Pharmaceutical Company, Ltd. (A)	5,185	33,633
Shindaeyang Paper Company, Ltd.	720	37,355
Shinhan Financial Group Company, Ltd.	14,573	537,683
Shinhan Financial Group Company, Ltd., ADR	44,273	1,638,544
Shinil Industrial Company, Ltd.	16,493	20,008
Shinsegae Engineering & Construction Company, Ltd.	1,642	39,177
Shinsegae Food Company, Ltd.	478	40,220
Shinsegae Information & Communication Company, Ltd.	459	53,664
Shinsegae International, Inc.	220	34,313
Shinsegae, Inc.	2,062	536,597
Shinsung E&G Company, Ltd. (A)	48,278	45,202
Shinsung Tongsang Company, Ltd. (A)	21,954	19,143
Shinwha Intertek Corp. (A)	9,160	13,044
Shinwon Construction Company, Ltd. (A)	3,442	13,466
Shinwon Corp. (A)	20,153	33,044
Shinyoung Securities Company, Ltd.	1,815	94,696
SHOWBOX Corp.	13,526	47,162
Signetics Corp. (A)	16,256	11,487
Silicon Works Company, Ltd.	1,304	42,586
Silla Company, Ltd.	4,002	45,912
SIMMTECH Company, Ltd.	6,422	43,731
SIMMTECH HOLDINGS Company, Ltd.	10,821	17,832
SIMPAC, Inc.	7,596	16,954
Sindoh Company, Ltd.	2,360	101,517
SJM Company, Ltd.	6,871	18,602
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	59

	Shares	Value
South Korea (continued)
SK Bioland Company, Ltd.	2,676	$40,046
SK D&D Company, Ltd.	1,179	30,076
SK Discovery Company, Ltd.	4,934	131,431
SK Gas, Ltd.	1,896	127,750
SK Holdings Company, Ltd.	5,181	1,304,679
SK Hynix, Inc.	148,082	9,249,220
SK Innovation Company, Ltd.	11,175	1,963,402
SK Materials Company, Ltd.	1,827	263,373
SK Networks Company, Ltd.	73,230	323,632
SK Securities Company, Ltd. (A)	104,431	64,777
SK Telecom Company, Ltd.	2,824	730,941
SKC Company, Ltd.	6,910	225,839
SKC Solmics Company, Ltd. (A)	10,372	28,056
SKCKOLONPI, Inc. (B)	3,819	114,875
SL Corp.	6,273	90,976
SM Entertainment Company, Ltd. (A)	2,420	115,983
S-MAC Company, Ltd. (A)(B)	24,743	24,232
SMCore, Inc.	1,300	11,589
SMEC Company, Ltd.	5,412	15,130
SNU Precision Company, Ltd. (A)	3,512	8,541
S-Oil Corp.	9,051	894,068
Solborn, Inc. (A)	7,452	34,688
Solco Biomedical Company, Ltd. (A)	37,159	13,396
Solid, Inc. (A)	10,176	31,727
Songwon Industrial Company, Ltd.	5,040	85,701
Soulbrain Company, Ltd.	4,463	209,028
SPC Samlip Company, Ltd.	718	81,524
SPG Company, Ltd.	2,166	14,661
Spigen Korea Company, Ltd.	907	38,498
Ssangyong Cement Industrial Company, Ltd.	32,395	169,729
Ssangyong Motor Company (A)	16,664	58,642
ST Pharm Company, Ltd.	358	6,950
Suheung Company, Ltd.	2,443	52,963
Sun Kwang Company, Ltd.	1,615	25,409
Sunchang Corp. (A)	1,434	6,840
SundayToz Corp. (A)	1,139	21,855
Sung Bo Chemicals Company, Ltd.	3,550	19,435
Sung Kwang Bend Company, Ltd.	8,626	82,414
Sungchang Enterprise Holdings, Ltd. (A)	23,786	44,833
Sungdo Engineering & Construction Company, Ltd.	3,374	15,140
Sungshin Cement Company, Ltd. (A)	7,489	70,856
Sungwoo Hitech Company, Ltd.	25,985	81,436
Sunjin Company, Ltd. (A)(B)	4,393	44,620
Sunny Electronics Corp. (A)	8,032	15,602
Supex BNP Company, Ltd. (A)	11,653	10,406
Suprema HQ, Inc. (A)	2,842	16,636
Suprema, Inc. (A)(B)	1,518	34,114
SurplusGlobal, Inc.	5,861	16,262
Synopex, Inc. (A)	31,308	77,631
Systems Technology, Inc.	4,450	44,201
Tae Kyung Industrial Company, Ltd.	5,487	27,869
Taekwang Industrial Company, Ltd.	130	157,645
Taewoong Company, Ltd. (A)	4,241	39,513
Taeyoung Engineering & Construction Company, Ltd.	17,940	170,685
60	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Taihan Electric Wire Company, Ltd. (A)	26,785	$25,596
Taihan Fiberoptics Company, Ltd. (A)	12,301	55,800
Taihan Textile Company, Ltd. (A)	990	12,283
Tailim Packaging Company, Ltd.	13,578	46,634
TBH Global Company, Ltd. (A)	6,290	18,956
TechWing, Inc.	8,519	72,673
Telechips, Inc.	1,961	15,392
Tellus Company, Ltd. (A)(B)	14,560	13,784
TES Company, Ltd.	6,524	79,863
Tesna Company, Ltd.	1,934	38,867
The LEADCORP, Inc.	5,571	29,452
The WillBes & Company (A)	17,010	21,930
Theragen Etex Company, Ltd. (A)	3,166	33,096
Thinkware Systems Corp. (A)	1,825	11,059
TK Chemical Corp. (A)	15,696	32,503
TK Corp.	7,034	75,501
Tokai Carbon Korea Company, Ltd.	1,713	77,048
Tong Yang Moolsan Company, Ltd.	12,183	19,329
Tongyang Life Insurance Company, Ltd.	18,789	92,704
Tongyang pile, Inc. (B)	3,203	15,892
Tongyang, Inc.	64,620	112,517
Tonymoly Company, Ltd.	1,162	14,254
Top Engineering Company, Ltd.	3,817	24,905
Toptec Company, Ltd. (A)	7,083	47,876
Tovis Company, Ltd.	7,136	45,589
TS Corp.	1,276	22,740
T'way Holdings, Inc. (A)	10,614	28,709
UBCare Company, Ltd.	7,097	29,709
Ubiquoss Holdings, Inc. (A)	2,955	17,335
Ubiquoss, Inc.	941	33,182
Ugint Company, Ltd. (A)	38,179	21,327
UIL Company, Ltd.	3,248	13,508
Uju Electronics Company, Ltd.	3,311	24,315
Unick Corp. (A)	4,518	15,031
Unid Company, Ltd.	3,073	123,326
Union Semiconductor Equipment & Materials Company, Ltd.	16,905	55,786
Uniquest Corp.	3,924	22,229
Unison Company, Ltd. (A)	27,876	45,518
UniTest, Inc.	6,745	76,557
Value Added Technology Company, Ltd.	2,526	50,802
Viatron Technologies, Inc.	2,376	22,752
Vieworks Company, Ltd.	3,435	110,175
Visang Education, Inc.	3,857	24,013
Vitzro Tech Company, Ltd. (A)	2,927	16,778
Vitzrocell Company, Ltd. (A)	2,540	27,547
W Holding Company, Ltd. (A)	37,465	19,178
Webzen, Inc. (A)	3,531	57,560
WeMade Entertainment Company, Ltd.	1,395	32,424
Whanin Pharmaceutical Company, Ltd.	2,383	42,602
Winix, Inc.	1,168	15,190
Wins Company, Ltd.	2,144	22,425
WiSoL Company, Ltd.	11,472	160,801
WIZIT Company, Ltd. (A)(B)	17,996	16,932
Won Ik Corp. (A)	3,451	13,710
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	61

	Shares	Value
South Korea (continued)
WONIK CUBE Corp. (A)(B)	8,509	$18,850
Wonik Holdings Company, Ltd. (A)	15,399	55,492
WONIK IPS Company, Ltd.	9,825	192,161
Wonik Materials Company, Ltd. (A)	2,746	61,020
Wonik QnC Corp. (A)	2,788	31,446
Wonik Tera Semicon Company, Ltd.	4,108	56,790
Wonpung Mulsan Company, Ltd. (A)	3,390	9,728
Woongjin Company, Ltd. (A)	28,580	57,558
Woongjin Energy Company, Ltd. (A)	10,203	14,753
Woongjin Thinkbig Company, Ltd.	10,000	35,805
Woori Bank	102,085	1,429,789
Woori Bank, ADR	3,163	133,732
Woori Investment Bank Company, Ltd. (A)	51,262	35,651
Woori Technology, Inc. (A)	17,714	20,485
Wooridul Pharmaceutical, Ltd. (A)	1,638	10,667
Woorison F&G Company, Ltd. (A)	7,322	10,579
Woory Industrial Company, Ltd.	1,923	54,581
Wooshin Systems Company, Ltd.	1,951	10,917
WooSung Feed Company, Ltd.	5,600	12,560
Y G-1 Company, Ltd.	9,908	85,110
YeaRimDang Publishing Company, Ltd. (A)	7,276	38,779
YES24 Company, Ltd.	2,091	8,684
Yest Company, Ltd. (A)	1,399	9,648
YG Entertainment, Inc.	1,376	53,332
YG PLUS (A)	7,488	14,350
YIK Corp. (A)	4,289	11,716
YJM Games Company, Ltd. (A)	9,022	14,845
YMC Company, Ltd.	6,128	44,887
Yong Pyong Resort Company, Ltd.	10,750	53,968
Yonwoo Company, Ltd. (A)	808	15,797
Yoosung Enterprise Company, Ltd.	11,090	27,704
Youlchon Chemical Company, Ltd.	5,165	58,293
Young In Frontier Company, Ltd. (A)	3,226	17,160
Young Poong Corp.	121	78,257
Young Poong Precision Corp.	5,018	35,341
Youngone Corp.	6,579	231,332
Youngone Holdings Company, Ltd.	3,751	233,398
YoungWoo DSP Company, Ltd. (A)	2,838	4,706
Yuanta Securities Korea Company, Ltd. (A)	42,303	129,676
Yuhan Corp.	910	184,854
YuHwa Securities Company, Ltd.	3,240	39,568
Yungjin Pharmaceutical Company, Ltd. (A)	7,246	39,528
Yuyang DNU Company, Ltd. (A)	3,301	20,140
Yuyu Pharma, Inc.	1,661	17,703
Zeus Company, Ltd.	1,468	16,014
Spain 0.0%		100,441
AmRest Holdings SE (A)(B)	10,430	100,441
Taiwan 15.5%		166,169,784
ABC Taiwan Electronics Corp.	30,420	25,730
Ability Enterprise Company, Ltd.	131,782	63,086
Ability Opto-Electronics Technology Company, Ltd.	23,621	38,574
AcBel Polytech, Inc.	123,000	75,316
Accton Technology Corp.	154,796	493,739
62	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Acer, Inc. (A)(B)	694,510	$451,613
ACES Electronic Company, Ltd.	48,000	33,755
Acon Holding, Inc. (A)	46,000	9,106
Acter Company, Ltd.	19,550	114,694
Actron Technology Corp.	26,300	81,089
A-DATA Technology Company, Ltd.	83,242	108,000
Addcn Technology Company, Ltd.	5,000	39,909
Adlink Technology, Inc.	33,920	36,013
Advanced Ceramic X Corp.	12,000	89,231
Advanced International Multitech Company, Ltd.	58,000	67,500
Advanced Lithium Electrochemistry Cayman Company, Ltd. (A)	47,000	22,010
Advanced Optoelectronic Technology, Inc.	32,000	18,148
Advanced Wireless Semiconductor Company	48,000	63,343
Advancetek Enterprise Company, Ltd.	100,761	50,594
Advantech Company, Ltd.	54,854	417,326
Aerospace Industrial Development Corp.	246,000	244,907
AGV Products Corp. (A)	231,286	53,161
Airtac International Group (B)	36,736	390,007
Alchip Technologies, Ltd.	22,000	60,575
Alcor Micro Corp.	12,000	6,600
ALI Corp. (A)	123,000	46,144
All Ring Tech Company, Ltd.	18,000	27,127
Allied Circuit Company, Ltd.	9,000	19,838
Allis Electric Company, Ltd.	39,000	16,343
Alltek Technology Corp.	44,803	25,668
Alltop Technology Company, Ltd.	18,000	30,521
Alpha Networks, Inc.	156,000	81,132
Altek Corp.	101,000	89,997
Amazing Microelectronic Corp.	16,472	37,731
AMPOC Far-East Company, Ltd.	33,000	26,599
AmTRAN Technology Company, Ltd. (A)	404,775	161,442
Anderson Industrial Corp.	28,000	9,616
Anpec Electronics Corp.	32,465	68,203
Apacer Technology, Inc.	35,635	34,950
APAQ Technology Company, Ltd.	13,686	14,238
APCB, Inc.	84,000	73,298
Apex Biotechnology Corp.	27,060	25,005
Apex International Company, Ltd. (A)	62,030	71,761
Apex Science & Engineering	157,124	44,149
Arcadyan Technology Corp.	57,379	127,362
Ardentec Corp.	250,363	241,082
ASE Technology Holding Company, Ltd. (A)	522,561	1,052,936
ASE Technology Holding Company, Ltd., ADR (A)	201,530	787,982
Asia Cement Corp.	356,608	391,369
Asia Optical Company, Inc.	57,710	125,957
Asia Pacific Telecom Company, Ltd. (A)	900,000	223,199
Asia Polymer Corp.	150,171	61,852
Asia Tech Image, Inc.	12,000	14,758
Asia Vital Components Company, Ltd.	147,667	112,270
ASMedia Technology, Inc.	9,260	148,895
ASPEED Technology, Inc.	7,000	129,566
ASROCK, Inc.	6,000	10,200
Asustek Computer, Inc.	103,528	735,181
Aten International Company, Ltd.	50,000	134,005
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	63

	Shares	Value
Taiwan (continued)
AU Optronics Corp. (B)	1,253,000	$513,793
AU Optronics Corp., ADR (B)	211,392	877,221
Audix Corp.	44,560	52,619
AURAS Technology Company, Ltd.	27,000	67,830
Aurora Corp.	12,600	39,270
Avermedia Technologies, Inc. (A)	59,000	20,911
Avision, Inc. (A)	54,916	8,209
AVY Precision Technology, Inc.	37,380	38,347
Awea Mechantronic Company, Ltd.	6,615	6,430
Axiomtek Company, Ltd.	18,000	30,666
Bank of Kaohsiung Company, Ltd.	235,147	71,632
Basso Industry Corp.	53,700	83,913
BenQ Materials Corp.	89,000	48,540
BES Engineering Corp. (B)	606,200	155,371
Bin Chuan Enterprise Company, Ltd.	17,000	8,759
Biostar Microtech International Corp.	75,000	24,390
Bioteque Corp.	19,000	54,050
Boardtek Electronics Corp. (A)	28,000	28,468
Bright Led Electronics Corp.	40,000	14,568
Brighton-Best International Taiwan, Inc.	31,817	36,560
Browave Corp. (A)	5,000	5,871
C Sun Manufacturing, Ltd.	50,000	42,191
Cameo Communications, Inc. (A)	65,000	17,597
Capital Futures Corp.	17,600	24,150
Capital Securities Corp.	801,826	245,268
Career Technology MFG. Company, Ltd. (B)	92,174	91,840
Casetek Holdings, Ltd.	77,378	109,068
Caswell, Inc.	7,000	20,237
Catcher Technology Company, Ltd.	212,000	1,833,411
Cathay Chemical Works	85,000	51,296
Cathay Financial Holding Company, Ltd.	902,619	1,428,374
Cathay Real Estate Development Company, Ltd.	233,000	151,920
Celxpert Energy Corp.	18,000	19,988
Center Laboratories, Inc. (A)	77,611	189,568
Central Reinsurance Company, Ltd.	59,666	32,981
Chailease Holding Company, Ltd.	356,959	1,121,246
Chain Chon Industrial Company, Ltd.	44,000	12,539
ChainQui Construction Development Company, Ltd.	36,480	33,051
Champion Building Materials Company, Ltd. (A)	163,852	38,111
Chang Hwa Commercial Bank, Ltd.	846,558	481,916
Chang Wah Electromaterials, Inc.	11,909	52,157
Chang Wah Technology Company, Ltd.	6,000	57,709
Channel Well Technology Company, Ltd.	71,000	54,164
Chant Sincere Company, Ltd.	11,000	7,943
Charoen Pokphand Enterprise (B)	85,465	124,698
Chaun-Choung Technology Corp.	7,000	22,232
CHC Healthcare Group	32,000	35,456
CHC Resources Corp.	49,500	83,985
Chen Full International Company, Ltd. (B)	49,000	52,385
Chenbro Micom Company, Ltd.	37,000	52,327
Cheng Loong Corp.	324,480	229,925
Cheng Mei Materials Technology Corp. (A)	280,050	92,320
Cheng Shin Rubber Industry Company, Ltd. (B)	543,031	750,960
Cheng Uei Precision Industry Company, Ltd.	178,335	141,042
64	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Chenming Mold Industry Corp.	44,000	$21,412
Chia Chang Company, Ltd.	26,000	31,821
Chia Hsin Cement Corp.	164,089	75,345
Chian Hsing Forging Industrial Company, Ltd.	10,000	15,980
Chicony Electronics Company, Ltd.	159,455	312,861
Chicony Power Technology Company, Ltd.	48,305	68,307
Chieftek Precision Company, Ltd.	21,250	58,290
Chien Kuo Construction Company, Ltd.	129,872	42,880
Chilisin Electronics Corp.	46,270	129,455
Chime Ball Technology Company, Ltd.	14,646	22,940
China Airlines, Ltd.	1,273,820	456,043
China Bills Finance Corp.	404,000	168,175
China Chemical & Pharmaceutical Company, Ltd.	117,000	70,648
China Development Financial Holding Corp.	2,122,531	692,279
China Electric Manufacturing Corp.	169,000	49,903
China Fineblanking Technology Company, Ltd.	17,170	21,469
China General Plastics Corp. (B)	205,930	145,255
China Life Insurance Company, Ltd.	488,100	464,195
China Man-Made Fiber Corp.	517,270	166,071
China Metal Products Company, Ltd.	105,966	107,098
China Motor Corp.	213,905	160,355
China Petrochemical Development Corp. (A)	1,098,045	427,930
China Steel Chemical Corp. (B)	48,000	203,316
China Steel Corp.	1,905,038	1,486,238
China Steel Structure Company, Ltd.	23,000	19,206
Chinese Maritime Transport, Ltd.	45,000	44,393
Ching Feng Home Fashions Company, Ltd. (A)	44,000	23,694
Chin-Poon Industrial Company, Ltd.	155,642	195,532
Chipbond Technology Corp.	218,000	424,671
ChipMOS TECHNOLOGIES, INC.	126,638	112,760
Chong Hong Construction Company, Ltd.	68,024	175,104
Chroma ATE, Inc.	82,440	321,283
Chun YU Works & Company, Ltd.	127,000	82,120
Chun Yuan Steel	191,381	62,836
Chung Hung Steel Corp. (A)	388,226	147,185
Chung Hwa Pulp Corp.	182,898	56,852
Chung-Hsin Electric & Machinery Manufacturing Corp.	141,125	93,138
Chunghwa Chemical Synthesis & Biotech Company, Ltd.	16,000	11,772
Chunghwa Picture Tubes, Ltd. (A)	3,394,320	145,980
Chunghwa Precision Test Tech Company, Ltd.	2,000	31,804
Chunghwa Telecom Company, Ltd. (B)	141,000	490,929
Chunghwa Telecom Company, Ltd., ADR	32,478	1,127,961
Chyang Sheng Dyeing & Finishing Company, Ltd.	62,000	26,893
Cleanaway Company, Ltd.	29,000	158,992
Clevo Company (A)	207,120	205,603
CMC Magnetics Corp. (A)(B)	791,536	179,789
Collins Company, Ltd.	97,797	30,651
Compal Electronics, Inc.	1,155,895	662,542
Compeq Manufacturing Company, Ltd. (B)	483,000	322,267
Compucase Enterprise	13,000	11,196
Concord Securities Company, Ltd.	176,185	40,182
Concraft Holding Company, Ltd.	13,750	70,201
Continental Holdings Corp.	166,950	76,947
Contrel Technology Company, Ltd. (A)	48,000	26,846
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	65

	Shares	Value
Taiwan (continued)
Coremax Corp.	27,000	$81,157
Coretronic Corp.	183,000	239,119
Co-Tech Development Corp.	56,743	55,650
Coxon Precise Industrial Company, Ltd. (A)	51,231	28,365
Creative Sensor, Inc.	17,000	10,823
CSBC Corp. Taiwan (A)(B)	60,324	56,843
CTBC Financial Holding Company, Ltd.	3,226,967	2,149,722
CTCI Corp.	194,000	286,904
Cub Elecparts, Inc. (B)	29,773	238,834
CviLux Corp.	39,200	30,552
CX Technology Company, Ltd.	12,297	8,880
Cyberlink Corp.	24,326	54,140
CyberPower Systems, Inc.	19,000	50,308
CyberTAN Technology, Inc.	100,000	46,462
Cypress Technology Company, Ltd.	14,500	37,406
DA CIN Construction Company, Ltd.	73,000	46,104
Dadi Early-Childhood Education Group, Ltd.	6,299	42,662
Dafeng TV, Ltd.	21,097	23,414
Da-Li Development Company, Ltd.	52,710	45,484
Danen Technology Corp. (A)	69,000	8,875
Darfon Electronics Corp.	75,000	105,025
Darwin Precisions Corp.	106,894	62,496
Daxin Materials Corp.	22,000	51,663
De Licacy Industrial Company, Ltd.	109,439	70,205
Delpha Construction Company, Ltd. (A)	49,383	25,375
Delta Electronics, Inc.	377,253	1,598,302
Depo Auto Parts Industrial Company, Ltd.	51,000	114,096
Dimerco Express Corp.	46,000	29,909
D-Link Corp. (A)	306,657	110,970
DYNACOLOR, Inc.	23,000	28,469
Dynamic Electronics Company, Ltd. (A)	152,927	48,092
Dynapack International Technology Corp.	57,000	78,467
E Ink Holdings, Inc. (B)	224,000	231,571
E.Sun Financial Holding Company, Ltd.	1,881,471	1,273,630
Eastern Media International Corp. (A)	168,931	76,386
Eclat Textile Company, Ltd.	44,532	561,211
ECOVE Environment Corp.	11,000	61,838
Edimax Technology Company, Ltd. (A)	101,359	31,183
Edison Opto Corp. (A)	24,000	11,408
Edom Technology Company, Ltd.	67,890	28,008
eGalax_eMPIA Technology, Inc.	18,774	25,654
Egis Technology, Inc.	28,000	151,985
Elan Microelectronics Corp.	43,400	100,090
E-LIFE MALL Corp.	43,000	87,902
Elite Advanced Laser Corp.	70,276	143,940
Elite Material Company, Ltd.	111,831	266,263
Elite Semiconductor Memory Technology, Inc.	94,000	99,633
Elitegroup Computer Systems Company, Ltd. (A)	116,284	49,680
eMemory Technology, Inc.	24,000	202,333
Ennoconn Corp.	16,303	139,825
EnTie Commercial Bank Company, Ltd.	337,000	140,895
Epileds Technologies, Inc.	30,000	15,424
Epistar Corp.	359,810	318,047
Eson Precision Ind Company, Ltd.	38,000	37,453
66	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Eternal Materials Company, Ltd.	364,966	$284,910
E-Ton Solar Tech Company, Ltd. (A)	159,541	15,304
Etron Technology, Inc. (A)	130,000	39,329
Eurocharm Holdings Company, Ltd.	6,000	17,884
Eva Airways Corp.	1,328,483	695,996
Everest Textile Company, Ltd. (A)(B)	112,444	44,459
Evergreen International Storage & Transport Corp.	215,320	93,868
Evergreen Marine Corp. Taiwan, Ltd. (B)	809,246	307,294
Everlight Chemical Industrial Corp.	196,748	103,323
Everlight Electronics Company, Ltd. (B)	199,000	201,411
Excelsior Medical Company, Ltd.	31,763	47,315
EZconn Corp.	12,000	13,877
Far Eastern Department Stores, Ltd.	468,558	243,989
Far Eastern International Bank	932,304	310,743
Far Eastern New Century Corp.	828,878	768,432
Far EasTone Telecommunications Company, Ltd. (B)	271,000	638,824
Faraday Technology Corp.	32,751	43,870
Farglory Land Development Company, Ltd.	138,526	162,092
Federal Corp. (A)	175,137	67,209
Feedback Technology Corp.	13,300	33,828
Feng Hsin Steel Company, Ltd.	143,000	273,871
Feng TAY Enterprise Company, Ltd.	95,739	611,496
First Copper Technology Company, Ltd. (A)	52,000	16,126
First Financial Holding Company, Ltd.	1,274,897	827,194
First Hi-Tec Enterprise Company, Ltd.	20,000	24,325
First Hotel	86,923	40,659
First Steamship Company, Ltd. (A)(B)	246,229	84,317
FLEXium Interconnect, Inc.	146,352	385,613
Flytech Technology Company, Ltd.	63,125	146,798
FocalTech Systems Company, Ltd. (A)	114,342	95,735
Formosa Advanced Technologies Company, Ltd.	87,000	92,122
Formosa Chemicals & Fibre Corp.	517,440	1,797,344
Formosa International Hotels Corp.	27,171	125,818
Formosa Laboratories, Inc.	25,161	31,244
Formosa Oilseed Processing Company, Ltd.	31,689	78,072
Formosa Petrochemical Corp.	197,000	716,067
Formosa Plastics Corp.	392,880	1,280,239
Formosa Taffeta Company, Ltd.	251,000	274,397
Formosan Rubber Group, Inc.	117,180	58,297
Formosan Union Chemical	138,333	72,859
Founding Construction & Development Company, Ltd.	117,908	60,542
Foxconn Technology Company, Ltd.	251,617	510,115
Foxsemicon Integrated Technology, Inc.	18,427	82,399
Froch Enterprise Company, Ltd.	52,000	22,237
FSP Technology, Inc.	64,603	39,799
Fubon Financial Holding Company, Ltd.	955,422	1,518,489
Fulgent Sun International Holding Company, Ltd.	46,314	70,503
Fullerton Technology Company, Ltd.	53,819	31,045
Fulltech Fiber Glass Corp.	168,027	89,657
Fwusow Industry Company, Ltd.	140,310	82,603
G Shank Enterprise Company, Ltd.	49,562	37,613
Gallant Precision Machining Company, Ltd.	60,000	47,196
GEM Services, Inc.	19,800	46,120
Gemtek Technology Corp. (B)	145,496	102,668
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	67

	Shares	Value
Taiwan (continued)
General Interface Solution Holding, Ltd. (B)	62,000	$209,231
General Plastic Industrial Company, Ltd.	19,000	17,322
Generalplus Technology, Inc.	12,000	12,714
Genesis Photonics, Inc. (A)	107,740	6,941
Genesys Logic, Inc.	13,000	13,830
Genius Electronic Optical Company, Ltd.	21,589	154,918
GeoVision, Inc. (A)	30,703	32,197
Getac Technology Corp.	169,000	206,931
Giant Manufacturing Company, Ltd.	65,000	302,802
Giantplus Technology Company, Ltd.	154,000	51,698
Gigabyte Technology Company, Ltd.	191,719	243,495
Gigasolar Materials Corp. (A)	6,000	17,837
Gigastorage Corp. (A)	114,100	30,291
Ginko International Company, Ltd.	16,000	115,771
Global Brands Manufacture, Ltd.	152,611	67,093
Global Lighting Technologies, Inc.	34,000	38,274
Global Mixed Mode Technology, Inc.	18,000	38,018
Global PMX Company, Ltd.	10,000	35,180
Global Unichip Corp. (B)	29,000	189,650
Globalwafers Company, Ltd.	11,000	131,912
Globe Union Industrial Corp.	71,450	37,319
Gloria Material Technology Corp.	200,300	104,161
Gold Circuit Electronics, Ltd. (A)	215,071	86,246
Goldsun Building Materials Company, Ltd.	504,005	134,855
Gourmet Master Company, Ltd. (B)	21,494	171,637
Grand Fortune Securities Company, Ltd.	78,000	20,719
Grand Ocean Retail Group, Ltd.	35,000	36,587
Grand Pacific Petrochemical	359,000	261,730
Grand Plastic Technology Corp.	8,000	28,410
GrandTech CG Systems, Inc.	22,000	28,862
Grape King Bio, Ltd. (B)	40,000	256,616
Great China Metal Industry	102,000	79,550
Great Taipei Gas Company, Ltd.	179,000	165,820
Great Wall Enterprise Company, Ltd.	259,626	273,807
Greatek Electronics, Inc.	128,000	174,302
Green Energy Technology, Inc. (A)	121,000	24,841
Hannstar Board Corp.	149,467	120,539
HannStar Display Corp.	1,242,980	302,057
HannsTouch Solution, Inc. (A)	264,735	71,419
Hanpin Electron Company, Ltd.	13,000	12,778
Harvatek Corp.	26,000	11,250
Hey Song Corp.	143,250	134,858
Hi-Clearance, Inc.	19,000	60,873
Highwealth Construction Corp.	222,860	340,265
HIM International Music, Inc.	8,395	22,766
Hitron Technology, Inc.	90,267	59,086
Hiwin Technologies Corp.	51,678	406,995
Ho Tung Chemical Corp.	383,773	79,497
Hocheng Corp.	83,000	21,679
Holiday Entertainment Company, Ltd.	26,000	49,027
Holtek Semiconductor, Inc.	71,000	136,408
Hon Hai Precision Industry Company, Ltd.	1,078,352	2,531,532
Hong Pu Real Estate Development Company, Ltd.	102,000	65,535
Hong TAI Electric Industrial	121,000	37,633
68	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Hong YI Fiber Industry Company	30,000	$17,192
Horizon Securities Company, Ltd.	90,000	18,390
Hota Industrial Manufacturing Company, Ltd. (B)	73,396	307,910
Hotai Motor Company, Ltd. (B)	66,000	509,671
Hotron Precision Electronic Industrial Company, Ltd.	21,420	27,599
Hsin Kuang Steel Company, Ltd.	76,153	80,811
Hsin Yung Chien Company, Ltd.	16,200	41,598
Hsing TA Cement Company, Ltd.	112,812	54,714
HTC Corp. (A)(B)	137,700	204,727
Hu Lane Associate, Inc.	36,066	85,853
HUA ENG Wire & Cable Company, Ltd.	145,000	47,263
Hua Nan Financial Holdings Company, Ltd.	965,723	551,306
Huaku Development Company, Ltd. (B)	112,353	230,953
Huang Hsiang Construction Company, Corp.	35,000	27,629
Hung Ching Development & Construction Company, Ltd.	66,000	49,418
Hung Sheng Construction, Ltd.	190,569	160,141
Huxen Corp.	33,000	45,004
Hwa Fong Rubber Industrial Company, Ltd. (A)	102,324	38,836
Ibase Technology, Inc.	47,285	56,971
Ichia Technologies, Inc. (A)	105,300	52,242
I-Chiun Precision Industry Company, Ltd. (A)	53,000	17,050
Ideal Bike Corp. (A)	76,529	20,083
IEI Integration Corp.	73,800	76,669
Infortrend Technology, Inc.	116,000	44,137
Innodisk Corp.	28,345	97,436
Innolux Corp.	3,146,219	1,050,495
Inpaq Technology Company, Ltd.	34,000	35,039
Intai Technology Corp.	11,000	31,082
Integrated Service Technology, Inc.	16,000	23,443
International CSRC Investment Holdings Company	285,378	382,125
International Games System Company, Ltd.	24,000	115,862
Inventec Corp.	668,705	481,492
Iron Force Industrial Company, Ltd.	13,000	33,282
I-Sheng Electric Wire & Cable Company, Ltd.	45,000	59,222
ITE Technology, Inc.	47,881	51,529
ITEQ Corp.	75,700	120,332
Jarllytec Company, Ltd.	17,000	28,359
Jentech Precision Industrial Company, Ltd.	15,000	36,502
Jess-Link Products Company, Ltd.	45,750	45,058
Jih Lin Technology Company, Ltd.	20,000	46,232
Jih Sun Financial Holdings Company, Ltd.	616,811	178,641
Jinli Group Holdings, Ltd.	37,161	22,516
Johnson Health Tech Company, Ltd.	30,400	33,494
Jourdeness Group, Ltd.	14,000	43,183
K Laser Technology, Inc.	66,000	27,409
Kaimei Electronic Corp.	16,488	23,501
Kaori Heat Treatment Company, Ltd.	29,341	36,208
Kaulin Manufacturing Company, Ltd.	59,490	30,998
KEE TAI Properties Company, Ltd.	149,973	61,746
Kenda Rubber Industrial Company, Ltd.	160,372	159,456
Kenmec Mechanical Engineering Company, Ltd. (A)	84,000	26,796
Kerry TJ Logistics Company, Ltd.	73,000	82,707
Kindom Construction Corp.	131,000	82,765
King Slide Works Company, Ltd.	8,000	87,276
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	69

	Shares	Value
Taiwan (continued)
King Yuan Electronics Company, Ltd. (B)	537,762	$368,227
Kingpak Technology, Inc.	11,000	53,650
King's Town Bank Company, Ltd.	339,000	351,514
King's Town Construction Company, Ltd.	67,514	57,909
Kinik Company	50,000	89,807
Kinko Optical Company, Ltd. (A)	24,000	23,075
Kinpo Electronics, Inc.	485,724	153,750
Kinsus Interconnect Technology Corp.	120,000	176,321
KMC Kuei Meng International, Inc.	24,150	78,916
KNH Enterprise Company, Ltd.	74,000	24,903
KS Terminals, Inc.	37,000	54,368
Kung Long Batteries Industrial Company, Ltd.	26,000	121,813
Kung Sing Engineering Corp. (A)	93,000	27,261
Kuo Toong International Company, Ltd. (A)	91,356	60,560
Kuoyang Construction Company, Ltd.	132,774	60,201
Kwong Fong Industries Corp.	16,776	7,701
Kwong Lung Enterprise Company, Ltd.	21,000	29,594
KYE Systems Corp.	153,702	46,116
L&K Engineering Company, Ltd.	56,952	50,640
La Kaffa International Company, Ltd.	8,394	19,047
LandMark Optoelectronics Corp.	19,000	159,800
Lanner Electronics, Inc.	43,873	61,775
Largan Precision Company, Ltd.	12,000	1,327,381
Laser Tek Taiwan Company, Ltd.	23,000	23,472
Laster Tech Corp., Ltd.	13,000	16,440
LCY Chemical Corp.	189,806	322,692
Lealea Enterprise Company, Ltd.	280,863	91,538
Ledlink Optics, Inc.	13,000	12,246
LEE CHI Enterprises Company, Ltd.	116,000	37,032
Lelon Electronics Corp.	34,085	50,424
Leofoo Development Company, Ltd. (A)	161,087	38,246
LES Enphants Company, Ltd.	35,486	11,245
Lextar Electronics Corp. (A)	146,000	88,794
Li Cheng Enterprise Company, Ltd.	39,389	57,701
Li Peng Enterprise Company, Ltd. (A)	219,760	58,766
Lian HWA Food Corp.	29,668	34,420
Lida Holdings, Ltd.	20,000	38,088
Lien Hwa Industrial Corp.	192,777	191,170
Lingsen Precision Industries, Ltd.	157,101	49,517
Lion Travel Service Company, Ltd.	16,000	46,651
Lite-On Semiconductor Corp.	95,718	98,442
Lite-On Technology Corp.	671,250	895,225
Long Bon International Company, Ltd.	126,925	72,603
Long Chen Paper Company, Ltd.	240,736	134,418
Longwell Company	38,000	36,347
Lotes Company, Ltd.	25,000	160,519
Lucky Cement Corp. (A)	183,000	44,017
Lumax International Corp., Ltd.	40,855	89,785
Lung Yen Life Service Corp.	50,000	95,799
LuxNet Corp. (A)	16,291	10,434
Macauto Industrial Company, Ltd.	18,000	43,843
Machvision, Inc.	11,000	146,546
Macroblock, Inc.	6,376	17,475
Macronix International (B)	857,706	576,174
70	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Makalot Industrial Company, Ltd.	78,813	$462,222
Materials Analysis Technology, Inc.	15,810	30,443
Mayer Steel Pipe Corp.	36,407	17,109
Mechema Chemicals International Corp.	6,000	14,531
MediaTek, Inc.	193,000	1,494,854
Mega Financial Holding Company, Ltd.	1,103,531	919,560
Meiloon Industrial Company, Ltd.	42,000	27,467
Mercuries & Associates Holding, Ltd.	178,448	112,177
Mercuries Life Insurance Company, Ltd. (A)	388,610	165,747
Merida Industry Company, Ltd.	13,162	56,086
Merry Electronics Company, Ltd.	62,585	264,407
Microbio Company, Ltd. (A)	130,000	59,458
Micro-Star International Company, Ltd.	147,488	349,538
Mildef Crete, Inc.	20,000	24,603
MIN AIK Technology Company, Ltd.	45,600	22,772
Mirle Automation Corp.	72,033	105,241
Mitac Holdings Corp.	308,156	283,531
MJ International Company, Ltd.	8,000	14,245
Mobiletron Electronics Company, Ltd.	17,200	21,655
momo.com, Inc.	12,000	76,977
Motech Industries, Inc. (A)	198,364	56,342
MPI Corp.	20,000	35,958
Nak Sealing Technologies Corp.	40,000	91,108
Namchow Holdings Company, Ltd.	73,000	112,710
Nan Kang Rubber Tire Company, Ltd. (B)	161,711	139,675
Nan Liu Enterprise Company, Ltd.	16,000	87,700
Nan Ren Lake Leisure Amusement Company, Ltd.	31,000	7,718
Nan Ya Plastics Corp.	724,860	1,753,988
Nan Ya Printed Circuit Board Corp. (A)	89,930	89,435
Nang Kuang Pharmaceutical Company, Ltd.	12,000	11,437
Nantex Industry Company, Ltd.	105,039	98,495
Nanya Technology Corp. (B)	198,985	397,564
National Petroleum Company, Ltd.	62,000	80,579
Netronix, Inc. (A)	22,000	25,425
New Asia Construction & Development Corp. (A)	122,136	25,667
New Era Electronics Company, Ltd.	26,000	15,306
Nexcom International Company, Ltd.	17,000	11,504
Nichidenbo Corp.	53,477	97,998
Nien Hsing Textile Company, Ltd.	68,928	57,864
Nien Made Enterprise Company, Ltd. (B)	29,000	213,366
Nishoku Technology, Inc.	8,000	14,202
Novatek Microelectronics Corp.	124,000	525,341
Nuvoton Technology Corp.	30,000	47,500
O-Bank Company, Ltd.	154,000	40,398
Ocean Plastics Company, Ltd. (A)	42,000	36,432
OptoTech Corp.	141,098	86,076
Orient Europharma Company, Ltd.	13,000	23,044
Orient Semiconductor Electronics, Ltd. (A)(D)	289,000	71,072
Oriental Union Chemical Corp. (B)	238,300	199,929
O-TA Precision Industry Company, Ltd.	11,747	7,218
Pacific Construction Company	274,002	102,370
Pacific Hospital Supply Company, Ltd.	18,000	40,975
Pan Jit International, Inc. (A)(B)	119,000	121,664
Pan-International Industrial Corp.	174,443	114,210
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	71

	Shares	Value
Taiwan (continued)
Pao Long International Company, Ltd.	46,000	$23,165
Parade Technologies, Ltd.	22,000	328,797
Paragon Technologies Company, Ltd. (A)	23,808	13,437
Parpro Corp.	17,000	16,997
PCL Technologies, Inc.	7,000	16,118
P-Duke Technology Company, Ltd.	16,500	40,036
Pegatron Corp.	566,321	966,004
PharmaEngine, Inc.	5,999	21,546
Pharmally International Holding Company, Ltd.	4,756	24,761
Phihong Technology Company, Ltd. (A)	151,786	49,311
Phison Electronics Corp.	51,000	417,088
Phoenix Tours International, Inc.	15,750	18,841
Pixart Imaging, Inc.	28,830	89,639
Planet Technology Corp.	8,000	14,329
Plotech Company, Ltd.	21,000	11,542
Polytronics Technology Corp.	31,000	56,257
Posiflex Technologies, Inc.	30,056	92,610
Pou Chen Corp.	983,448	1,072,577
Powertech Technology, Inc.	286,000	674,931
Poya International Company, Ltd.	33,866	328,953
President Chain Store Corp.	112,000	1,159,413
President Securities Corp.	339,942	139,507
Primax Electronics, Ltd.	162,000	243,612
Prince Housing & Development Corp.	453,943	155,926
Prodisc Technology, Inc. (A)(D)	540,000	0
Promate Electronic Company, Ltd.	90,000	83,089
Promise Technology, Inc. (A)	38,000	10,199
Prosperity Dielectrics Company, Ltd.	25,086	57,253
P-Two Industries, Inc.	16,000	12,532
Qisda Corp.	448,440	277,651
QST International Corp.	17,000	44,730
Qualipoly Chemical Corp.	15,930	14,235
Quang Viet Enterprise Company, Ltd.	8,000	27,258
Quanta Computer, Inc.	391,000	636,179
Quanta Storage, Inc.	95,000	72,921
Quintain Steel Company, Ltd.	37,619	10,049
Radiant Opto-Electronics Corp.	205,343	564,516
Radium Life Tech Company, Ltd. (A)	274,644	140,550
Rafael Microelectronics, Inc.	9,000	39,945
Realtek Semiconductor Corp.	92,706	429,046
Rechi Precision Company, Ltd.	134,038	103,364
Rich Development Company, Ltd.	257,000	77,253
RichWave Technology Corp.	14,300	24,510
Ritek Corp. (A)	395,681	161,274
Roo Hsing Company, Ltd. (A)	281,000	125,151
Ruentex Development Company, Ltd.	161,907	258,127
Ruentex Industries, Ltd.	182,280	540,602
Samebest Company, Ltd.	7,200	35,731
Sampo Corp.	148,997	63,493
San Fang Chemical Industry Company, Ltd.	92,012	66,568
San Far Property, Ltd.	34,400	13,857
San Shing Fastech Corp.	69,479	115,468
Sanitar Company, Ltd.	10,000	11,704
Sanyang Motor Company, Ltd.	169,389	113,053
72	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
SCI Pharmtech, Inc.	17,000	$39,196
Scientech Corp.	18,000	33,608
SDI Corp.	43,000	107,371
Senao International Company, Ltd.	28,000	32,127
Senao Networks, Inc.	10,000	30,698
Sercomm Corp. (B)	92,000	187,626
Sesoda Corp.	98,385	80,506
Shan-Loong Transportation Company, Ltd.	34,000	32,606
Sheng Yu Steel Company, Ltd.	30,000	19,126
ShenMao Technology, Inc.	17,000	10,920
Shih Her Technologies, Inc.	11,000	11,512
Shih Wei Navigation Company, Ltd. (A)	123,230	30,059
Shihlin Electric & Engineering Corp.	257,213	339,357
Shin Hai Gas Corp.	2,491	3,190
Shin Kong Financial Holding Company, Ltd.	2,601,862	887,084
Shin Zu Shing Company, Ltd.	58,933	163,748
Shining Building Business Company, Ltd. (A)	182,106	63,253
Shinkong Insurance Company, Ltd.	109,000	126,398
Shinkong Synthetic Fibers Corp.	489,287	175,411
Shinkong Textile Company, Ltd.	96,000	130,594
Shiny Chemical Industrial Company, Ltd.	26,954	75,850
Shuttle, Inc. (A)	109,985	43,514
Sigurd Microelectronics Corp.	182,887	177,469
Silicon Integrated Systems Corp. (A)	170,183	50,416
Silitech Technology Corp. (A)	19,000	7,864
Simplo Technology Company, Ltd.	57,520	351,114
Sinbon Electronics Company, Ltd.	111,043	290,319
Sincere Navigation Corp.	138,000	71,881
Sinher Technology, Inc.	16,000	24,518
Sinmag Equipment Corp.	29,441	115,417
Sino-American Electronic Company, Ltd. (A)(D)	10,961	0
Sino-American Silicon Products, Inc. (A)	150,000	416,112
Sinon Corp.	153,150	83,442
SinoPac Financial Holdings Company, Ltd.	1,807,419	627,034
Sinphar Pharmaceutical Company, Ltd.	66,177	42,229
Sinyi Realty, Inc.	83,628	77,902
Sirtec International Company, Ltd.	37,600	27,857
Sitronix Technology Corp.	43,000	155,704
Siward Crystal Technology Company, Ltd.	59,000	34,598
Soft-World International Corp.	30,000	70,496
Solar Applied Materials Technology Company (A)	74,843	47,616
Solomon Technology Corp.	33,000	19,138
Solteam Electronics Company, Ltd.	12,000	10,317
Song Shang Electronics Company, Ltd.	20,800	10,579
Sonix Technology Company, Ltd.	21,000	19,691
Southeast Cement Company, Ltd.	282,000	127,397
Spirox Corp.	22,000	19,302
Sporton International, Inc.	57,794	240,540
St. Shine Optical Company, Ltd.	17,000	309,795
Standard Chemical & Pharmaceutical Company, Ltd.	38,000	37,931
Standard Foods Corp.	107,221	170,311
Stark Technology, Inc.	21,600	26,680
Sunny Friend Environmental Technology Company, Ltd.	18,000	126,878
Sunonwealth Electric Machine Industry Company, Ltd.	74,000	93,637
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	73

	Shares	Value
Taiwan (continued)
Sunplus Technology Company, Ltd.	188,000	$72,954
Sunrex Technology Corp. (D)	69,232	37,648
Sunspring Metal Corp.	45,000	49,591
Supreme Electronics Company, Ltd.	179,890	175,625
Swancor Holding Company, Ltd. (A)	11,402	24,730
Sweeten Real Estate Development Company, Ltd.	81,876	56,012
Symtek Automation Asia Company, Ltd.	12,000	20,178
Syncmold Enterprise Corp.	47,250	105,276
Synmosa Biopharma Corp. (A)	19,799	17,461
Synnex Technology International Corp.	333,188	393,358
Sysage Technology Company, Ltd.	50,741	49,080
Systex Corp.	51,000	104,693
T3EX Global Holdings Corp.	17,000	13,701
TA Chen Stainless Pipe	402,544	561,465
Ta Ya Electric Wire & Cable	200,406	70,798
Ta Yih Industrial Company, Ltd.	11,000	20,479
Tah Hsin Industrial Corp.	97,500	82,994
TA-I Technology Company, Ltd.	45,611	83,887
Tai Tung Communication Company, Ltd. (A)	24,000	13,129
Taichung Commercial Bank Company, Ltd.	815,542	270,524
TaiDoc Technology Corp.	24,253	124,397
Taiflex Scientific Company, Ltd.	74,220	88,826
TaiMed Biologics, Inc. (A)	8,000	42,093
Taimide Tech, Inc.	40,850	68,087
Tainan Enterprises Company, Ltd.	39,467	22,461
Tainan Spinning Company, Ltd.	518,397	212,579
Tainergy Tech Company, Ltd. (A)	137,000	26,281
Taishin Financial Holding Company, Ltd.	1,516,974	669,322
Taita Chemical Company, Ltd. (A)	49,000	16,952
Taiwan Business Bank	1,068,912	366,956
Taiwan Cement Corp.	875,298	985,374
Taiwan Chinsan Electronic Industrial Company, Ltd.	27,955	36,279
Taiwan Cogeneration Corp.	122,137	101,155
Taiwan Cooperative Financial Holding Company, Ltd.	1,387,760	808,322
Taiwan FamilyMart Company, Ltd.	15,000	102,666
Taiwan Fertilizer Company, Ltd.	197,000	283,256
Taiwan Fire & Marine Insurance Company, Ltd.	101,000	65,486
Taiwan FU Hsing Industrial Company, Ltd.	52,000	58,647
Taiwan Glass Industry Corp.	423,894	191,639
Taiwan High Speed Rail Corp.	318,000	319,595
Taiwan Hon Chuan Enterprise Company, Ltd.	117,329	174,647
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	68,000	41,927
Taiwan Kolin Company, Ltd. (A)(D)	400,000	0
Taiwan Land Development Corp. (A)(B)	291,353	78,347
Taiwan Mobile Company, Ltd.	225,700	799,533
Taiwan Navigation Company, Ltd.	73,000	47,202
Taiwan Paiho, Ltd.	98,342	179,952
Taiwan PCB Techvest Company, Ltd.	120,227	110,671
Taiwan Pulp & Paper Corp.	72,000	41,391
Taiwan Sakura Corp.	50,924	58,369
Taiwan Sanyo Electric Company, Ltd.	79,900	58,649
Taiwan Secom Company, Ltd.	79,430	227,962
Taiwan Semiconductor Company, Ltd.	118,000	219,098
Taiwan Semiconductor Manufacturing Company, Ltd.	4,579,000	33,817,281
74	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Taiwan Shin Kong Security Company, Ltd.	119,460	$129,091
Taiwan Styrene Monomer	191,821	151,285
Taiwan Surface Mounting Technology Corp.	116,636	138,268
Taiwan TEA Corp. (B)	264,723	148,688
Taiwan Union Technology Corp.	115,000	365,666
Taiyen Biotech Company, Ltd.	37,000	35,907
Tatung Company, Ltd. (A)(B)	663,526	876,625
TCI Company, Ltd.	22,073	361,142
Te Chang Construction Company, Ltd.	62,282	48,853
Teco Electric & Machinery Company, Ltd.	551,109	307,953
Tehmag Foods Corp.	8,300	53,420
Ten Ren Tea Company, Ltd.	35,000	43,675
Test Research, Inc.	45,596	70,457
Test Rite International Company, Ltd.	101,549	73,095
Tex-Ray Industrial Company, Ltd. (A)	40,000	13,943
The Ambassador Hotel	143,000	116,129
The Eslite Spectrum Corp.	3,000	12,326
The First Insurance Company, Ltd.	122,165	57,785
Thinking Electronic Industrial Company, Ltd.	46,000	123,030
Thye Ming Industrial Company, Ltd.	65,250	65,585
Ton Yi Industrial Corp.	306,000	126,803
Tong Hsing Electronic Industries, Ltd.	49,951	185,307
Tong Yang Industry Company, Ltd.	160,043	206,393
Tong-Tai Machine & Tool Company, Ltd. (A)	66,590	39,238
TOPBI International Holdings, Ltd.	24,211	69,025
Topco Scientific Company, Ltd.	65,048	150,035
Topco Technologies Corp.	10,000	23,288
Topoint Technology Company, Ltd.	36,223	22,102
Toung Loong Textile Manufacturing	40,000	48,868
TPK Holding Company, Ltd.	156,000	270,325
Transcend Information, Inc. (B)	65,000	144,249
Tripod Technology Corp.	132,770	360,437
TrueLight Corp. (A)	30,000	23,837
Tsang Yow Industrial Company, Ltd.	40,000	24,117
Tsann Kuen Enterprise Company, Ltd.	48,220	31,518
TSC Auto ID Technology Company, Ltd.	9,900	65,347
TSEC Corp. (A)	153,998	36,329
TSRC Corp.	184,706	164,641
Ttet Union Corp.	24,000	76,782
TTFB Company, Ltd.	4,000	29,849
TTY Biopharm Company, Ltd.	55,094	144,400
Tul Corp.	8,000	13,444
Tung Ho Steel Enterprise Corp.	353,138	240,124
Tung Thih Electronic Company, Ltd.	27,258	56,677
TURVO International Company, Ltd.	33,162	77,008
TWi Pharmaceuticals, Inc. (A)	15,000	27,039
TXC Corp.	127,659	144,373
TYC Brother Industrial Company, Ltd. (B)	91,531	79,144
Tycoons Group Enterprise (A)	135,355	29,787
Tyntek Corp.	75,702	43,537
UDE Corp.	25,000	21,416
Ultra Chip, Inc.	17,000	21,335
U-Ming Marine Transport Corp.	180,000	187,566
Unimicron Technology Corp.	584,855	403,884
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	75

	Shares	Value
Taiwan (continued)
Union Bank of Taiwan	734,691	$235,964
Uni-President Enterprises Corp.	850,803	2,001,591
Unitech Computer Company, Ltd.	61,039	37,792
Unitech Printed Circuit Board Corp.	227,326	115,191
United Integrated Services Company, Ltd.	69,000	143,742
United Microelectronics Corp.	5,091,468	1,902,450
United Orthopedic Corp.	10,836	14,663
United Radiant Technology	28,000	15,066
United Renewable Energy Company, Ltd. (A)(B)	748,922	214,838
Unity Opto Technology Company, Ltd. (A)	115,389	35,321
Universal Cement Corp.	233,819	144,063
Universal Microwave Technology, Inc.	17,523	44,924
Unizyx Holding Corp. (A)	145,000	58,084
UPC Technology Corp.	334,541	132,574
Userjoy Technology Company, Ltd.	14,299	33,171
USI Corp.	370,318	141,029
Usun Technology Company, Ltd.	15,400	16,616
Utechzone Company, Ltd.	13,000	28,933
Vanguard International Semiconductor Corp. (B)	186,000	393,567
Ve Wong Corp.	106,450	87,893
VHQ Media Holdings, Ltd. (A)	10,000	41,887
Victory New Materials, Ltd., Company	48,070	31,454
Visual Photonics Epitaxy Company, Ltd.	88,275	176,236
Vivotek, Inc.	13,325	46,001
Voltronic Power Technology Corp.	13,000	218,267
Wafer Works Corp. (B)	143,000	202,815
Waffer Technology Company, Ltd.	35,000	21,275
Wah Hong Industrial Corp. (A)	14,835	9,428
Wah Lee Industrial Corp.	86,000	141,193
Walsin Lihwa Corp.	699,000	421,624
Walsin Technology Corp. (B)	159,805	985,054
Walton Advanced Engineering, Inc.	135,000	47,107
Wan Hai Lines, Ltd.	190,216	98,465
WAN HWA Enterprise Company	3,975	1,660
Waterland Financial Holdings Company, Ltd.	969,425	316,769
Wei Chuan Foods Corp. (A)	34,000	24,122
Weikeng Industrial Company, Ltd.	94,534	58,922
Well Shin Technology Company, Ltd.	35,420	60,205
Wha Yu Industrial Company, Ltd. (A)	21,000	12,323
Win Semiconductors Corp. (B)	106,582	441,886
Winbond Electronics Corp. (B)	1,355,519	666,383
Winstek Semiconductor Company, Ltd.	23,000	18,403
Wintek Corp. (A)(D)	819,661	0
Wisdom Marine Lines Company, Ltd. (A)	162,671	152,478
Wistron Corp.	970,382	618,835
Wistron NeWeb Corp.	81,483	204,442
Wowprime Corp.	35,000	93,463
WPG Holdings, Ltd.	390,779	477,119
WT Microelectronics Company, Ltd.	257,497	335,626
WUS Printed Circuit Company, Ltd. (A)	93,400	46,923
XAC Automation Corp.	23,000	19,309
Xxentria Technology Materials Corp. (A)	56,124	116,255
Yageo Corp. (B)	56,284	684,399
Yang Ming Marine Transport Corp. (A)	459,613	135,348
76	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
YC Company, Ltd.	179,054	$76,775
YC INOX Company, Ltd.	146,100	117,396
YCC Parts Manufacturing Company, Ltd.	11,000	12,504
Yea Shin International Development Company, Ltd.	89,260	47,009
Yeong Guan Energy Technology Group Company, Ltd.	40,324	61,914
YFC-Boneagle Electric Company, Ltd.	33,000	30,020
YFY, Inc.	546,614	206,594
Yi Jinn Industrial Company, Ltd.	58,000	23,648
Yieh Phui Enterprise Company, Ltd.	442,310	140,335
Yonyu Plastics Company, Ltd.	21,450	24,609
Young Fast Optoelectronics Company, Ltd. (A)	38,000	20,856
Youngtek Electronics Corp.	44,058	58,597
Yuanta Financial Holding Company, Ltd.	2,116,369	1,082,406
Yuanta Futures Company, Ltd.	10,000	13,611
Yulon Finance Corp.	55,000	163,884
Yulon Motor Company, Ltd. (B)	408,900	239,469
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	29,850	67,458
Yungshin Construction & Development Company, Ltd.	43,400	44,404
YungShin Global Holding Corp.	101,250	124,936
Yungtay Engineering Company, Ltd. (B)	116,000	221,195
Zeng Hsing Industrial Company, Ltd.	33,232	153,512
Zenitron Corp.	91,000	61,487
Zero One Technology Company, Ltd.	34,000	22,117
Zhen Ding Technology Holding, Ltd.	180,450	461,035
Zig Sheng Industrial Company, Ltd.	135,000	40,775
Zinwell Corp.	125,000	67,205
Zippy Technology Corp.	70,000	72,282
ZongTai Real Estate Development Company, Ltd.	103,231	55,282
Thailand 3.2%		34,615,841
AAPICO Hitech PCL	34,300	22,802
Advanced Info Service PCL, Foreign Quota Shares	153,491	835,737
Advanced Information Technology PCL	19,300	11,622
AEON Thana Sinsap Thailand PCL, NVDR	17,000	97,921
Airports of Thailand PCL, Foreign Quota Shares	550,200	1,068,576
Amata Corp. PCL (B)	95,400	68,162
Amata VN PCL	54,300	9,259
Ananda Development PCL (B)	478,200	58,233
AP Thailand PCL	463,678	96,014
Asia Aviation PCL, NVDR	604,500	79,925
Asia Plus Group Holdings PCL	303,900	31,837
Asia Sermkij Leasing PCL, NVDR	19,300	14,295
Asian Insulators PCL (D)	1,650,880	76,301
Asian Phytoceuticals PCL	34,784	4,603
Bangchak Corp. PCL	195,700	201,364
Bangkok Airways PCL	284,500	105,763
Bangkok Aviation Fuel Services PCL	110,125	108,200
Bangkok Bank PCL	16,405	106,044
Bangkok Bank PCL, NVDR	6,800	43,091
Bangkok Chain Hospital PCL	407,625	227,396
Bangkok Dusit Medical Services PCL, Foreign Quota Shares	358,900	292,461
Bangkok Expressway & Metro PCL, Foreign Quota Shares	2,081,625	561,210
Bangkok Insurance PCL	11,270	116,789
Bangkok Land PCL	3,610,500	187,877
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	77

	Shares	Value
Thailand (continued)
Bangkok Life Assurance PCL, NVDR	105,460	$99,694
Bangkok Ranch PCL	94,100	11,857
Banpu PCL, Foreign Quota Shares	703,700	363,034
Banpu Power PCL	163,800	117,152
Beauty Community PCL	738,300	200,505
BEC World PCL (A)	524,800	85,662
Berli Jucker PCL, Foreign Quota Shares	150,000	241,170
Better World Green PCL	256,000	8,983
Big Camera Corp. PCL	720,600	30,568
BJC Heavy Industries PCL (A)	115,300	7,609
BTS Group Holdings PCL	508,000	146,192
Bumrungrad Hospital PCL, Foreign Quota Shares	52,500	303,653
Buriram Sugar PCL	57,500	11,471
Cal-Comp Electronics Thailand PCL	820,392	45,253
Carabao Group PCL	26,000	36,252
Central Pattana PCL, Foreign Quota Shares	230,800	532,707
Central Plaza Hotel PCL (B)	183,200	236,167
CH Karnchang PCL	101,223	79,391
Charoen Pokphand Foods PCL, Foreign Quota Shares	694,233	528,529
Christiani & Nielsen Thai	17,200	1,099
Chularat Hospital PCL	1,375,700	86,476
CIMB Thai Bank PCL (A)	279,200	6,975
CK Power PCL	923,100	141,906
Com7 PCL	96,300	55,875
Country Group Development PCL (A)	792,800	32,363
CP ALL PCL, Foreign Quota Shares	645,700	1,342,244
Delta Electronics Thailand PCL	83,500	177,289
Dhipaya Insurance PCL	99,800	69,877
Diamond Building Products PCL	44,900	7,511
Dynasty Ceramic PCL (B)	1,282,600	87,526
Eastern Polymer Group PCL	137,600	32,086
Eastern Water Resources Development & Management PCL	207,800	69,686
Electricity Generating PCL, Foreign Quota Shares	26,000	189,942
Energy Absolute PCL, Foreign Quota Shares	318,100	465,758
Esso Thailand PCL	344,900	129,400
Forth Smart Service PCL	96,100	19,638
Fortune Parts Industry PCL	149,400	9,010
G J Steel PCL (A)	1,507,550	5,973
GFPT PCL	219,400	96,529
Global Green Chemicals PCL	132,400	43,260
Global Power Synergy PCL	93,100	156,846
Glow Energy PCL, Foreign Quota Shares	109,900	290,940
GMM Grammy PCL (A)	60,740	13,171
Golden Land Property Development PCL	257,000	67,722
Green River Holding Company, Ltd.	4,040	15,251
Group Lease PCL, NVDR (A)	32,600	6,204
Hana Microelectronics PCL (B)	127,400	131,250
Home Product Center PCL, Foreign Quota Shares	964,112	446,244
Ichitan Group PCL	398,600	45,916
Indorama Ventures PCL, Foreign Quota Shares	322,400	531,547
Intouch Holdings PCL	63,600	95,911
IRPC PCL, Foreign Quota Shares	2,485,500	462,423
Italian-Thai Development PCL (A)(B)	625,976	49,930
Jasmine International PCL	1,538,238	241,676
78	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Thailand (continued)
Jay Mart PCL	149,501	$24,137
JWD Infologistics PCL (B)	111,400	24,674
Kang Yong Electric PCL	130	1,623
Kasikornbank PCL, Foreign Quota Shares	127,300	750,409
Kasikornbank PCL, NVDR	55,800	328,784
KCE Electronics PCL	178,200	151,119
KGI Securities Thailand PCL	412,600	55,570
Khon Kaen Sugar Industry PCL	710,900	71,150
Khonburi Sugar PCL (A)	69,700	8,485
Kiatnakin Bank PCL	118,600	260,971
Krung Thai Bank PCL, Foreign Quota Shares	418,250	257,420
Krungthai Card PCL	290,000	300,734
Ladprao General Hospital PCL	49,300	9,007
Lam Soon Thailand PCL	75,400	9,588
Land & Houses PCL	490,300	151,074
Land & Houses PCL, NVDR	75,000	23,109
Lanna Resources PCL	118,800	45,633
LH Financial Group PCL	1,847,600	80,898
Loxley PCL	406,500	23,029
LPN Development PCL	234,300	57,173
Major Cineplex Group PCL (B)	175,600	117,164
Malee Group PCL	36,000	8,951
Master Ad PCL	176,100	8,568
Maybank Kim Eng Securities Thailand PCL	75,200	24,725
MBK PCL	203,700	143,526
MC Group PCL	92,500	32,692
MCOT PCL (A)	113,800	32,007
MCS Steel PCL	47,300	10,162
Mega Lifesciences PCL	96,600	95,876
Minor International PCL, Foreign Quota Shares	296,845	328,219
MK Restaurants Group PCL	63,900	141,932
Mono Technology PCL	435,300	23,693
Muang Thai Insurance PCL	2,600	7,863
Muangthai Capital PCL	167,600	251,286
Namyong Terminal PCL	123,500	19,950
Nation Multimedia Group PCL (A)(D)	951,500	10,994
Netbay PCL	13,600	12,530
Origin Property PCL	228,750	53,036
Padaeng Industry PCL	24,200	8,850
PCS Machine Group Holding PCL	133,800	28,761
Plan B Media PCL	66,400	12,936
Polyplex Thailand PCL	128,100	58,668
Precious Shipping PCL (A)	144,000	47,509
Premier Marketing PCL	127,100	34,824
Property Perfect PCL	2,099,500	58,825
Pruksa Holding PCL	277,900	157,353
PTG Energy PCL	274,900	77,969
PTT Exploration & Production PCL, Foreign Quota Shares	244,228	983,918
PTT Global Chemical PCL, Foreign Quota Shares	538,492	1,291,372
PTT PCL, Foreign Quota Shares	3,549,000	5,336,976
Quality Houses PCL	2,176,471	196,266
Raimon Land PCL	771,200	31,272
Rajthanee Hospital PCL	15,900	10,306
Ratchaburi Electricity Generating Holding PCL	89,500	135,362
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	79

	Shares	Value
Thailand (continued)
Ratchthani Leasing PCL	387,250	$102,272
Regional Container Lines PCL	116,600	17,976
Robinson PCL, Foreign Quota Shares	35,000	71,792
Rojana Industrial Park PCL	473,760	76,552
RS PCL	191,300	90,186
Saha-Union PCL	218,200	310,054
Sahaviriya Steel Industries PCL (A)(D)	447,113	19,645
Samart Corp. PCL	223,100	44,285
Samart Digital Public Company, Ltd. (A)	426,000	4,666
Samart Telcoms PCL	214,700	49,302
Sansiri PCL (B)	2,607,309	106,535
Sappe PCL	72,100	39,541
SC Asset Corp. PCL	814,093	85,327
Scan Inter PCL	82,500	11,058
SCG Ceramics PCL (A)	245,263	16,907
Sena Development PCL	126,400	13,925
Siam City Cement PCL	14,941	107,373
Siam Future Development PCL	298,843	70,966
Siam Global House PCL	210,740	128,022
Siam Wellness Group PCL	63,600	23,049
Siamgas & Petrochemicals PCL	369,600	99,761
Singha Estate PCL (A)	539,600	53,642
SNC Former PCL	50,600	22,206
Somboon Advance Technology PCL	113,107	60,628
SPCG PCL	195,800	116,867
Sri Ayudhya Capital PCL	25,800	32,418
Sri Trang Agro-Industry PCL (B)	298,100	149,332
Srisawad Corp. PCL	219,100	334,073
Srisawad Finance PCL	14,900	10,083
Srithai Superware PCL	589,700	21,013
Star Petroleum Refining PCL	593,700	217,433
STP & I PCL (A)(B)	260,770	34,636
Supalai PCL (B)	264,250	163,381
Super Energy Corp. PCL (A)	5,679,900	97,047
SVI PCL (B)	576,828	91,505
Symphony Communication PCL (A)	52,750	8,529
Synnex Thailand PCL	48,200	18,510
Syntec Construction PCL	280,000	25,105
Taokaenoi Food & Marketing PCL	176,300	54,936
Tapaco PCL	15,700	2,797
Tata Steel Thailand PCL (A)	909,000	19,625
Thai Airways International PCL (A)	392,211	172,032
Thai Central Chemical PCL	1,900	1,708
Thai Metal Trade PCL	54,800	22,025
Thai Oil PCL, Foreign Quota Shares	453,500	1,052,573
Thai Rayon PCL, NVDR	6,200	8,396
Thai Reinsurance PCL	523,600	15,643
Thai Stanley Electric PCL	18,200	130,706
Thai Union Group PCL, Foreign Quota Shares	302,000	161,866
Thai Vegetable Oil PCL	136,500	114,281
Thai Wah PCL	59,300	15,206
Thaicom PCL	203,500	48,449
Thaifoods Group PCL	563,000	63,811
Thaire Life Assurance PCL	127,700	27,034
80	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Thailand (continued)
Thanachart Capital PCL	173,200	$280,438
The Erawan Group PCL	399,300	84,782
The Siam Cement PCL, Foreign Quota Shares	22,050	296,828
The Siam Cement PCL, NVDR	17,000	228,847
The Siam Commercial Bank PCL, Foreign Quota Shares	177,531	751,541
Thitikorn PCL	84,000	24,445
Thoresen Thai Agencies PCL	382,937	71,195
Tipco Asphalt PCL, NVDR	185,200	89,736
TIPCO Foods PCL	46,600	12,345
Tisco Financial Group PCL	59,800	145,765
TKS Technologies PCL	34,800	9,487
TMB Bank PCL, Foreign Quota Shares	2,989,000	211,578
Total Access Communication PCL	150,700	221,002
Total Access Communication PCL, NVDR	131,900	193,432
TPC Power Holdings Company, Ltd.	34,800	10,928
TPI Polene PCL (B)	1,931,800	115,978
TPI Polene Power PCL	347,400	65,090
TRC Construction PCL	631,890	9,433
True Corp. PCL, Foreign Quota Shares	3,109,588	554,811
TTCL PCL (A)	53,400	12,720
TTW PCL	520,300	192,994
Unique Engineering & Construction PCL (B)	264,680	90,401
United Paper PCL	53,800	17,229
Univanich Palm Oil PCL	42,900	7,111
Univentures PCL (B)	348,200	76,544
Vanachai Group PCL	170,080	28,257
VGI Global Media PCL	344,400	83,264
Vibhavadi Medical Center PCL	1,142,300	75,089
Vinythai PCL	81,300	56,828
WHA Corp. PCL (B)	837,900	106,311
Workpoint Entertainment PCL	78,840	69,029
Turkey 1.0%		10,200,794
Adana Cimento Sanayii TAS, Class A	28,167	31,927
Afyon Cimento Sanayi TAS (A)	16,048	15,022
Akbank TAS	439,515	646,861
Akcansa Cimento AS	18,547	23,698
Aksa Akrilik Kimya Sanayii AS	38,674	61,644
Aksa Enerji Uretim AS (A)	36,826	21,866
Aksigorta AS	31,563	22,102
Alarko Holding AS	46,631	19,135
Albaraka Turk Katilim Bankasi AS	162,360	39,260
Alkim Alkali Kimya AS	2,994	14,254
Anadolu Anonim Turk Sigorta Sirketi	171,976	145,361
Anadolu Cam Sanayii AS	84,473	45,411
Anadolu Efes Biracilik Ve Malt Sanayii AS	30,778	124,809
Anadolu Hayat Emeklilik AS	23,939	28,361
Arcelik AS	51,629	154,827
Aselsan Elektronik Sanayi Ve Ticaret AS	15,251	78,123
Aygaz AS	10,579	23,776
Bagfas Bandirma Gubre Fabrikalari AS (A)	10,105	10,268
Baticim Bati Anadolu Cimento Sanayii AS (A)	16,391	8,364
Bera Holding AS (A)	131,991	44,059
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (A)	51,910	17,528
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	81

	Shares	Value
Turkey (continued)
BIM Birlesik Magazalar AS	43,081	$698,293
Bolu Cimento Sanayii AS	34,401	24,198
Borusan Mannesmann Boru Sanayi ve Ticaret AS	24,583	37,789
Borusan Yatirim ve Pazarlama AS	884	6,390
Boyner Perakende Ve Tekstil Yatirimlari AS (A)	51,726	70,029
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (A)	8,741	10,478
Bursa Cimento Fabrikasi AS	9,487	8,583
Cimsa Cimento Sanayi VE Ticaret AS	23,444	32,762
Coca-Cola Icecek AS	25,325	142,014
Dogan Sirketler Grubu Holding AS (A)	561,309	123,943
Dogus Otomotiv Servis ve Ticaret AS	19,625	17,662
Eczacibasi Yatirim Holding Ortakligi AS	11,435	15,971
EGE Endustri VE Ticaret AS	731	51,602
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	68,681	39,820
Enka Insaat ve Sanayi AS	108,827	97,911
Erbosan Erciyas Boru Sanayii ve Ticaret AS	2,145	27,087
Eregli Demir ve Celik Fabrikalari TAS	312,675	455,519
Fenerbahce Futbol AS (A)	17,110	22,299
Ford Otomotiv Sanayi AS	15,602	161,939
Global Yatirim Holding AS (A)	46,033	24,139
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,847	2,209
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	924	6,468
Goodyear Lastikleri TAS	33,270	22,200
Gozde Girisim Sermayesi Yatirim Ortakligi AS (A)	69,024	39,274
GSD Holding AS (A)	55,445	7,873
Gubre Fabrikalari TAS (A)	14,222	7,887
Hektas Ticaret TAS	29,155	52,978
Ihlas Holding AS (A)	334,671	21,208
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	6,321	6,844
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (A)	30,496	35,602
Is Yatirim Menkul Degerler AS	64,156	25,226
Izmir Demir Celik Sanayi AS (A)	74,109	25,452
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (A)	101,668	39,861
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (A)	37,748	14,500
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (A)	351,845	170,925
Karsan Otomotiv Sanayii Ve Ticaret AS (A)	118,556	30,078
Kerevitas Gida Sanayi ve Ticaret AS (A)	15,040	5,578
KOC Holding AS	113,242	333,272
Kordsa Teknik Tekstil AS	20,559	39,970
Koza Altin Isletmeleri AS (A)	9,287	93,606
Koza Anadolu Metal Madencilik Isletmeleri AS (A)	32,756	48,851
Logo Yazilim Sanayi Ve Ticaret AS (A)	4,051	25,265
Migros Ticaret AS (A)	11,041	33,190
NET Holding AS (A)	76,722	32,077
Netas Telekomunikasyon AS (A)	11,285	16,155
Nuh Cimento Sanayi AS	27,104	42,477
Otokar Otomotiv Ve Savunma Sanayi AS	1,237	20,249
Pegasus Hava Tasimaciligi AS (A)	13,061	63,385
Petkim Petrokimya Holding AS	272,906	277,725
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	43,467	28,934
Sasa Polyester Sanayi AS (A)	34,477	63,442
Sekerbank Turk AS (A)	98,408	22,840
Selcuk Ecza Deposu Ticaret ve Sanayi AS	44,655	24,940
Soda Sanayii AS	114,825	157,572
82	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Turkey (continued)
Tat Gida Sanayi AS	10,580	$8,125
TAV Havalimanlari Holding AS	82,971	373,099
Tekfen Holding AS	52,891	203,340
Tofas Turk Otomobil Fabrikasi AS	38,075	141,690
Trakya Cam Sanayii AS	151,439	90,599
Tupras Turkiye Petrol Rafinerileri AS	25,427	609,018
Turcas Petrol AS (A)	70,133	21,116
Turk Hava Yollari AO (A)	195,881	638,734
Turk Telekomunikasyon AS (A)	109,780	82,353
Turk Traktor ve Ziraat Makineleri AS	6,438	44,314
Turkcell Iletisim Hizmetleri AS	333,903	813,405
Turkiye Garanti Bankasi AS	329,175	521,568
Turkiye Halk Bankasi AS	130,344	180,334
Turkiye Is Bankasi AS, Class C	316,227	258,633
Turkiye Sinai Kalkinma Bankasi AS	755,302	114,483
Turkiye Sise ve Cam Fabrikalari AS	109,651	105,860
Turkiye Vakiflar Bankasi TAO, Class D	222,634	171,505
Ulker Biskuvi Sanayi AS (A)	42,295	126,732
Vestel Elektronik Sanayi ve Ticaret AS (A)	28,608	34,738
Yapi ve Kredi Bankasi AS (A)	278,734	92,567
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (A)	50,998	42,857
Zorlu Enerji Elektrik Uretim AS (A)	164,001	42,527
Ukraine 0.0%		450,354
Kernel Holding SA	31,925	450,354
United Kingdom 0.1%		1,038,101
Mondi, Ltd.	47,209	1,038,101
United States 0.1%		697,045
Bizlink Holding, Inc.	46,064	296,304
GCS Holdings, Inc.	10,000	18,190
IntelliEPI, Inc.	5,000	8,147
Nexteer Automotive Group, Ltd.	247,000	374,404
Vietnam 0.0%		20,543

LVMC Holdings	9,233	20,543
Preferred securities 2.3%		$24,436,961
(Cost $21,864,251)
Brazil 2.1%		22,537,791
AES Tiete Energia SA	677	359
Alpargatas SA	12,183	51,362
Banco ABC Brasil SA	39,225	167,091
Banco Bradesco SA	514,270	5,118,249
Banco do Estado do Rio Grande do Sul SA, B Shares	84,655	477,875
Banco Pan SA	89,891	45,569
Centrais Eletricas Brasileiras SA, B Shares (A)	47,454	347,964
Centrais Eletricas Santa Catarina	4,000	42,836
Cia Brasileira de Distribuicao	23,783	513,353
Cia de Gas de Sao Paulo COMGAS, A Shares	13,363	202,337
Cia de Saneamento do Parana	115,981	313,508
Cia de Transmissao de Energia Eletrica Paulista	15,518	289,535
Cia Energetica de Minas Gerais	322,744	1,061,720
Cia Energetica de Sao Paulo, B Shares	69,451	349,612
Cia Energetica do Ceara, A Shares	6,400	77,907
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	83

	Shares	Value
Brazil (continued)
Cia Ferro Ligas da Bahia	19,876	$114,532
Cia Paranaense de Energia, B Shares	30,700	258,135
Eucatex SA Industria e Comercio	24,300	25,769
Gerdau SA	94,700	379,415
Gol Linhas Aereas Inteligentes SA (A)	34,700	194,055
Grazziotin SA	3,200	18,380
Itau Unibanco Holding SA	544,362	5,071,507
Lojas Americanas SA	40,202	205,092
Marcopolo SA	251,212	269,022
Petroleo Brasileiro SA	814,869	5,369,906
Randon SA Implementos e Participacoes	65,525	149,145
Telefonica Brasil SA	55,799	664,148
Unipar Carbocloro SA	38,701	390,500
Usinas Siderurgicas de Minas Gerais SA, A Shares	152,459	368,908
Chile 0.1%		1,023,064
Coca-Cola Embonor SA, B Shares	32,235	76,832
Embotelladora Andina SA, B Shares	73,780	262,580
Sociedad Quimica y Minera de Chile SA, B Shares	15,460	683,652
Colombia 0.1%		785,004
Banco Davivienda SA	28,869	290,297
Bancolombia SA	19,666	195,930
Grupo Argos SA	4,425	18,308
Grupo Aval Acciones y Valores SA	364,450	116,638
Grupo de Inversiones Suramericana SA	17,326	163,831
Panama 0.0%		91,102

Avianca Holdings SA	141,988	91,102
Investment companies 0.1%		$783,844
(Cost $526,816)
South Korea 0.1%		783,844

Macquarie Korea Infrastructure Fund	93,749	783,844
Rights 0.0%		$15,117
(Cost $1,031)
Coremax Corp. (Expiration Date: 12-4-18; Strike Price: TWD 75.00) (A)	1,544	842
CrucialTec Company, Ltd. (Expiration Date: 12-12-18; Strike Price: KRW 1000.00) (A)(B)	5,305	615
Dongyang Steel Pipe Company, Ltd. (Expiration Date: 12-10-18; Strike Price: KRW 1115.00) (A)	5,709	1,299
Empresas La Polar SA (Expiration Date: 12-10-18; Strike Price: CLP 33.11) (A)	21,672	2
Energisa SA (Expiration Date: 12-14-18; Strike Price: BRL 33.50) (A)	2,517	2,148
Fulgent Sun International Holding Company, Ltd. (Expiration Date: 1-8-19; Strike Price: TWD 38.50) (A)	1,424	381
Hatsun Agro Product, Ltd. (Expiration Date: 12-31-18; Strike Price: INR 110.00) (A)	160	922
Intikeramik Alamasri Industri Tbk PT (Expiration Date: 12-3-18; Strike Price: IDR 120.00) (A)	667,721	840
JAKS Resources BHD (Expiration Date: 12-7-18; Strike Price: MYR 0.25) (A)	72,800	87
Long Chen Paper Company, Ltd. (Expiration Date: 12-7-18; Strike Price: TWD 16.20) (A)	5,775	169
Lotes Company, Ltd. (Expiration Date: 1-8-19; Strike Price: TWD 140.00) (A)	2,139	3,924
SK Securities Company, Ltd. (Expiration Date: 12-6-18; Strike Price: KRW 564.00) (A)	27,785	3,198
Smartfren Telecom Tbk PT (Expiration Date: 12-3-18; Strike Price: IDR 100.00) (A)	594,555	42
Tycoons Group Enterprise (Expiration Date: 12-4-18; Strike Price: TWD 6.05) (A)	28,514	648
Warrants 0.0%		$1,386
(Cost $0)
BTS Group Holdings PCL (Expiration Date: 12-31-19; Strike Price: THB 10.50) (A)	75,988	364
JMT Network Services PCL (Expiration Date: 8-27-21; Strike Price: THB 19.00) (A)	12,050	784
Mitrajaya Holdings BHD (Expiration Date: 4-17-23; Strike Price: MYR 0.94) (A)	14,250	238

84	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield (%)	Shares	Value
Securities lending collateral 2.4%			$25,801,929
(Cost $25,801,574)
John Hancock Collateral Trust (E)	2.3749(F)	2,579,522	25,801,929
Total investments (Cost $945,209,108) 101.9%			$1,090,876,395
Other assets and liabilities, net (1.9%)			(20,758,867)
Total net assets 100.0%			$1,070,117,528

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
THB	Thai Bhat
TWD	New Taiwan Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $23,418,688.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 11-30-18.
The fund had the following sector composition as a percentage of net assets on 11-30-18:
Financials	21.0%
Information technology	17.1%
Materials	10.4%
Consumer discretionary	9.7%
Communication services	9.0%
Industrials	8.0%
Consumer staples	7.6%
Energy	7.2%
Utilities	3.5%
Health care	3.2%
Real estate	2.8%
Short-term investments and other	0.5%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	85

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor at London close.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2018, by major security category or type:

	Total value at 11-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$288,275	—	$288,275	—
Brazil	69,308,930	$6,236,746	63,072,184	—
Chile	14,485,349	2,314,534	12,170,815	—
China	142,722,899	24,567,523	118,091,541	$63,835
Colombia	4,318,513	4,318,513	—	—
Czech Republic	1,899,100	—	1,899,100	—
Egypt	604,143	—	604,143	—
Greece	2,742,642	—	2,727,569	15,073
Hong Kong	45,686,878	12,612,779	31,656,809	1,417,290
Hungary	4,199,456	—	4,199,456	—
India	137,820,523	912,686	136,586,684	321,153
Indonesia	29,872,035	985,599	28,871,531	14,905
Malaysia	33,671,480	—	33,671,480	—
Malta	360,525	—	360,525	—
Mexico	34,779,308	34,779,308	—	—
Netherlands	317,174	317,174	—	—
Peru	2,631,899	2,631,624	275	—
Philippines	14,543,068	—	14,541,994	1,074

       86

	Total value at 11-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Poland	16,761,054	—	16,761,054	—
Romania	378,342	—	378,342	—
Russia	14,933,317	5,100,969	9,832,348	—
Singapore	52,259	—	52,259	—
South Africa	76,130,183	3,943,337	72,186,846	—
South Korea	178,036,903	4,773,572	173,180,769	82,562
Spain	100,441	—	100,441	—
Taiwan	166,169,784	2,793,164	163,267,900	108,720
Thailand	34,615,841	—	34,508,901	106,940
Turkey	10,200,794	—	10,198,585	2,209
Ukraine	450,354	—	450,354	—
United Kingdom	1,038,101	—	1,038,101	—
United States	697,045	—	697,045	—
Vietnam	20,543	—	20,543	—
Preferred securities
Brazil	22,537,791	—	22,537,791	—
Chile	1,023,064	—	1,023,064	—
Colombia	785,004	785,004	—	—
Panama	91,102	91,102	—	—
Investment companies	783,844	—	783,844	—
Rights	15,117	3,114	12,003	—
Warrants	1,386	1,022	364	—
Securities lending collateral	25,801,929	25,801,929	—	—
Total investments in securities	$1,090,876,395	$132,969,699	$955,772,935	$2,133,761

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	4,270,417	2,512,215	(4,203,110)	2,579,522	—	—	$1,340	($11,995)	$25,801,929

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       87

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	368Q1	11/18
This report is for the information of the shareholders of John Hancock Emerging Markets Fund.		1/19

John Hancock

Emerging Markets Debt Fund

Quarterly portfolio holdings 11/30/18

Fund’s investments
As of 11-30-18 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 1.9%					$17,167,696
(Cost $17,254,506)
United States 1.9%					17,167,696

U.S. Treasury Note	2.625	06-30-23		17,328,800	17,167,696

Foreign government obligations 43.3%					$381,792,923
(Cost $419,056,360)
Angola 0.7%					6,547,355
Republic of Angola Bond (A)	9.500	11-12-25		6,200,000	6,547,355
Argentina 7.0%					62,168,941
Provincia de Buenos Aires
Bond (A)	7.875	06-15-27		3,850,000	2,954,875
Bond (A)	9.950	06-09-21		5,600,000	5,460,000
Provincia de Rio Negro Bond (A)	7.750	12-07-25		2,300,000	1,633,023
Republic of Argentina
Bond	4.625	01-11-23		5,500,000	4,589,750
Bond	6.875	01-26-27		11,840,000	9,537,238
Bond	7.625	04-22-46		20,390,000	15,527,189
Bond	8.280	12-31-33		26,540,579	22,466,866
Bahrain 0.6%					5,409,548
Kingdom of Bahrain
Bond (A)	6.125	08-01-23		2,000,000	2,026,016
Bond (A)	7.000	10-12-28		3,450,000	3,383,532
Brazil 3.6%					31,485,615
Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	3,958,193
Note	10.000	01-01-21	BRL	26,000,000	7,253,798
Note	10.000	01-01-23	BRL	23,000,000	6,382,461
Note	10.000	01-01-27	BRL	51,000,000	13,891,163
China 1.1%					9,525,162
The Export-Import Bank of China Bond	2.875	04-26-26		10,400,000	9,525,162
Colombia 1.5%					13,729,900
Republic of Colombia
Bond	4.000	02-26-24		7,400,000	7,285,300
Bond	5.000	06-15-45		6,900,000	6,444,600
Costa Rica 0.1%					892,500
Republic of Costa Rica Bond	4.250	01-26-23		1,000,000	892,500
Croatia 0.7%					5,901,504
Republic of Croatia Bond	5.500	04-04-23		5,650,000	5,901,504
Dominican Republic 1.2%					10,620,410
Government of Dominican Republic
Bond	5.875	04-18-24		5,500,000	5,522,660
Bond (A)	5.950	01-25-27		1,500,000	1,471,875
Bond	5.950	01-25-27		900,000	883,125
Bond (A)	6.875	01-29-26		2,650,000	2,742,750
2	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Egypt 2.0%					$17,447,618
Arab Republic of Egypt
Bond (A)	5.875	06-11-25		3,000,000	2,739,435
Bond (A)	7.500	01-31-27		3,700,000	3,566,785
Bond (A)	7.903	02-21-48		9,200,000	8,027,929
Bond	7.903	02-21-48		2,000,000	1,745,202
Bond (A)	8.500	01-31-47		1,500,000	1,368,267
Ghana 1.4%					12,126,537
Republic of Ghana
Bond	8.125	01-18-26		6,300,000	6,033,447
Bond (A)	9.250	09-15-22		2,220,000	2,428,485
Bond	9.250	09-15-22		3,350,000	3,664,605
Honduras 0.1%					1,018,763
Republic of Honduras Bond (A)	6.250	01-19-27		1,050,000	1,018,763
Hungary 2.0%					17,658,322
Republic of Hungary
Bond	5.375	02-21-23		4,700,000	4,907,923
Bond	5.375	03-25-24		12,100,000	12,750,399
Indonesia 3.6%					31,672,758
Republic of Indonesia
Bond (A)	4.750	01-08-26		6,350,000	6,352,369
Bond	4.750	01-08-26		2,250,000	2,250,839
Bond (A)	5.375	10-17-23		2,851,000	2,955,204
Bond	5.875	01-15-24		1,100,000	1,161,086
Bond	6.625	05-15-33	IDR	201,923,000,000	12,339,151
Bond	6.625	02-17-37		2,421,000	2,735,047
Bond	8.375	03-15-34	IDR	54,619,000,000	3,879,062
Iraq 1.2%					10,276,858
Republic of Iraq
Bond	5.800	01-15-28		10,078,000	9,121,396
Bond (A)	6.752	03-09-23		1,200,000	1,155,462
Jamaica 0.3%					2,802,475
Government of Jamaica Bond	7.625	07-09-25		2,500,000	2,802,475
Kazakhstan 0.4%					3,235,557
Republic of Kazakhstan Bond (A)	5.125	07-21-25		3,100,000	3,235,557
Kenya 0.6%					5,342,856
Republic of Kenya Bond (A)	8.250	02-28-48		6,200,000	5,342,856
Mexico 2.1%					18,243,316
Government of Mexico
Bond	4.600	01-23-46		8,000,000	6,880,000
Bond	7.750	05-29-31	MXN	262,440,400	11,363,316
Montenegro 0.1%					1,116,213
Republic of Montenegro Bond (A)	3.375	04-21-25	EUR	1,000,000	1,116,213
Namibia 0.3%					2,985,574
Republic of Namibia Bond (A)	5.250	10-29-25		3,400,000	2,985,574
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	3

	Rate (%)	Maturity date		Par value^	Value
Nigeria 1.1%					$10,185,965
Federal Republic of Nigeria
Bond (A)	7.625	11-28-47		2,500,000	2,111,915
Bond (A)	7.696	02-23-38		2,600,000	2,235,990
Bond (A)	7.875	02-16-32		2,000,000	1,796,326
Bond	7.875	02-16-32		4,500,000	4,041,734
Pakistan 0.4%					3,559,324
Republic of Pakistan Bond (A)	6.875	12-05-27		4,000,000	3,559,324
Panama 0.6%					4,980,125
Republic of Panama
Bond	6.700	01-26-36		3,050,000	3,667,625
Bond	8.875	09-30-27		1,000,000	1,312,500
Philippines 1.2%					10,438,212
Republic of Philippines
Bond	3.950	01-20-40		8,600,000	8,137,870
Bond	5.500	03-30-26		2,100,000	2,300,342
Poland 0.5%					4,033,767
Republic of Poland Bond	3.250	04-06-26		4,190,000	4,033,767
Qatar 1.0%					8,492,741
Government of Qatar
Bond	4.500	04-23-28		4,100,000	4,184,218
Bond (A)	5.103	04-23-48		4,250,000	4,308,523
Senegal 0.3%					2,833,776
Republic of Senegal
Bond (A)	6.250	05-23-33		1,600,000	1,348,627
Bond (A)	6.750	03-13-48		1,800,000	1,485,149
South Africa 2.2%					19,560,938
Republic of South Africa
Bond	4.300	10-12-28		3,300,000	2,848,956
Bond	8.000	01-31-30	ZAR	256,173,733	16,711,982
Turkey 4.3%					37,642,434
Export Credit Bank of Turkey Bond (A)	5.000	09-23-21		12,050,000	11,077,228
Republic of Turkey
Bond	4.250	04-14-26		18,500,000	15,184,079
Bond	6.000	01-14-41		9,650,000	7,637,039
Bond	6.250	09-26-22		3,860,000	3,744,088
Uruguay 0.7%					5,852,163
Republic of Uruguay
Bond (A)	8.500	03-15-28	UYU	24,900,000	657,809
Bond (A)	9.875	06-20-22	UYU	169,400,000	5,194,354
Vietnam 0.4%					4,005,696

Socialist Republic of Vietnam Bond	4.800	11-19-24		4,000,000	4,005,696
Corporate bonds 47.9%					$422,105,375
(Cost $450,449,623)
Argentina 1.4%					12,317,514
Cablevision SA (A)	6.500	06-15-21		3,900,000	3,788,889
YPF SA (A)	8.500	03-23-21		2,400,000	2,391,000
YPF SA (A)	8.500	07-28-25		6,500,000	6,137,625
4	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Azerbaijan 0.8%				$6,670,562
State Oil Company of the Azerbaijan Republic	4.750	03-13-23	6,800,000	6,670,562
Brazil 4.8%				42,082,333
Banco BTG Pactual SA	5.750	09-28-22	4,200,000	4,013,940
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year CMT + 4.398%) (B)	6.250	04-15-24	3,340,000	2,871,565
Natura Cosmeticos SA (A)	5.375	02-01-23	4,300,000	4,219,418
Odebrecht Finance, Ltd.	5.250	06-27-29	2,200,000	352,022
Odebrecht Finance, Ltd. (A)(B)	7.500	12-31-18	2,540,000	387,375
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22	479,422	448,264
Odebrecht Offshore Drilling Finance, Ltd. (1.000% Cash or 6.720% PIK) (A)	7.720	12-01-26	1,657,997	464,239
Odebrecht Oil & Gas Finance, Ltd. (A)(B)	0.000	12-31-18	253,378	2,985
Petrobras Global Finance BV	6.850	06-05-15	11,300,000	9,958,125
Petrobras Global Finance BV	7.375	01-17-27	12,000,000	12,409,200
Vale Overseas, Ltd.	6.875	11-21-36	6,210,000	6,955,200
Cayman Islands 1.9%				16,392,338
CK Hutchison International 17 II, Ltd. (A)	3.250	09-29-27	7,300,000	6,759,546
Three Gorges Finance I Cayman Islands, Ltd.	3.150	06-02-26	10,400,000	9,632,792
Chile 1.6%				13,878,772
Colbun SA	3.950	10-11-27	4,000,000	3,646,700
Empresa Electrica Angamos SA (A)	4.875	05-25-29	6,847,500	6,522,312
Enel Americas SA	4.000	10-25-26	4,000,000	3,709,760
Colombia 1.1%				10,052,525
Ecopetrol SA	5.875	05-28-45	7,700,000	7,039,725
Grupo Aval, Ltd.	4.750	09-26-22	3,200,000	3,012,800
Costa Rica 1.2%				10,510,748
Banco Nacional de Costa Rica	6.250	11-01-23	2,500,000	2,385,438
Instituto Costarricense de Electricidad	6.375	05-15-43	10,980,000	8,125,310
Croatia 0.7%				5,912,365
Hrvatska Elektroprivreda	5.875	10-23-22	5,700,000	5,912,365
Dominican Republic 0.6%				5,723,632
Aeropuertos Dominicanos Siglo XXI SA	6.750	03-30-29	1,750,000	1,699,688
Aeropuertos Dominicanos Siglo XXI SA (A)	6.750	03-30-29	4,150,000	4,023,944
Guatemala 0.7%				6,122,250
Comunicaciones Celulares SA	6.875	02-06-24	6,000,000	6,122,250
Hong Kong 0.3%				2,984,127
CNAC HK Finbridge Company, Ltd.	4.875	03-14-25	3,000,000	2,984,127
India 1.0%				9,241,750
Vedanta Resources PLC (A)	6.375	07-30-22	2,990,000	2,735,850
Vedanta Resources PLC	7.125	05-31-23	3,020,000	2,759,525
Vedanta Resources PLC (A)	7.125	05-31-23	4,100,000	3,746,375
Indonesia 5.1%				44,569,860
Chandra Asri Petrochemical Tbk PT (A)	4.950	11-08-24	2,000,000	1,754,204
Chandra Asri Petrochemical Tbk PT	4.950	11-08-24	4,000,000	3,508,408
Pelabuhan Indonesia III Persero PT (A)	4.875	10-01-24	9,100,000	8,781,500
Pertamina Persero PT	6.000	05-03-42	8,200,000	7,973,229
Pertamina Persero PT (A)	6.000	05-03-42	14,300,000	13,904,534
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	8,647,985
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	5

	Rate (%)	Maturity date		Par value^	Value
Ireland 0.0%					$190,116
Sibur Securities DAC (A)	4.125	10-05-23		200,000	190,116
Israel 1.2%					10,375,892
Israel Electric Corp., Ltd. (A)	5.000	11-12-24		6,000,000	6,030,000
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		4,000,000	4,345,892
Kazakhstan 1.4%					12,525,563
KazAgro National Management Holding JSC (A)	4.625	05-24-23		7,550,000	7,229,201
Kazakhstan Temir Zholy Finance BV	6.950	07-10-42		4,600,000	4,724,862
Kazakhstan Temir Zholy National Company JSC (A)	4.850	11-17-27		600,000	571,500
Luxembourg 1.5%					13,352,110
Hidrovias International Finance SARL (A)	5.950	01-24-25		2,800,000	2,530,360
Klabin Finance SA (A)	4.875	09-19-27		5,800,000	5,198,250
Millicom International Cellular SA (A)	5.125	01-15-28		5,800,000	5,118,500
Millicom International Cellular SA (A)	6.625	10-15-26		500,000	505,000
Mauritius 0.6%					5,345,290
MTN Mauritius Investments, Ltd. (A)	4.755	11-11-24		5,950,000	5,345,290
Mexico 6.5%					57,277,888
America Movil SAB de CV	7.125	12-09-24	MXN	108,850,000	4,614,657
Credito Real SAB de CV	7.250	07-20-23		2,000,000	1,900,000
Credito Real SAB de CV (A)	7.250	07-20-23		3,200,000	3,040,000
Cydsa SAB de CV (A)	6.250	10-04-27		7,600,000	6,859,076
Infraestructura Energetica Nova SAB de CV (A)	4.875	01-14-48		2,800,000	2,075,500
Mexichem SAB de CV (A)	5.875	09-17-44		3,300,000	2,854,500
Mexichem SAB de CV (A)	6.750	09-19-42		1,600,000	1,564,016
Mexico City Airport Trust (A)	5.500	10-31-46		7,100,000	5,291,630
Mexico City Airport Trust	5.500	07-31-47		4,000,000	2,990,000
Mexico City Airport Trust (A)	5.500	07-31-47		6,900,000	5,157,750
Petroleos Mexicanos	5.375	03-13-22		2,550,000	2,496,195
Petroleos Mexicanos	6.625	06-15-35		10,880,000	9,514,560
Trust F/1401	5.250	12-15-24		1,000,000	958,750
Trust F/1401 (A)	5.250	12-15-24		1,850,000	1,773,688
Trust F/1401 (A)	6.950	01-30-44		6,600,000	6,187,566
Netherlands 3.6%					31,665,979
Braskem Netherlands Finance BV (A)	4.500	01-10-28		11,150,000	10,258,000
GTH Finance BV (A)	7.250	04-26-23		1,800,000	1,841,760
GTH Finance BV	7.250	04-26-23		5,392,000	5,517,094
Listrindo Capital BV (A)	4.950	09-14-26		7,750,000	6,897,500
Myriad International Holdings BV (A)	4.850	07-06-27		3,200,000	3,031,261
VEON Holdings BV (A)	4.950	06-16-24		4,350,000	4,120,364
Panama 0.5%					4,353,375
Banco General SA (A)	4.125	08-07-27		4,750,000	4,353,375
Paraguay 0.6%					5,379,500
Telefonica Celular del Paraguay SA	6.750	12-13-22		5,300,000	5,379,500
Peru 3.5%					30,902,137
ABY Transmision Sur SA (A)	6.875	04-30-43		6,497,856	6,789,748
BBVA Banco Continental SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (A)	5.250	09-22-29		2,300,000	2,317,480
Kallpa Generacion SA (A)	4.875	05-24-26		2,890,000	2,778,041
Petroleos del Peru SA (A)	5.625	06-19-47		6,180,000	5,832,066
SAN Miguel Industrias Pet SA (A)	4.500	09-18-22		9,990,000	9,612,878
Volcan Cia Minera SAA	5.375	02-02-22		3,603,000	3,571,924
6	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Russia 2.7%				$24,026,885
Gazprom Neft OAO	6.000	11-27-23	3,700,000	3,801,750
Mobile Telesystems OJSC	5.000	05-30-23	5,700,000	5,513,057
Rosneft Oil Company (A)	4.199	03-06-22	4,100,000	3,966,947
Russian Agricultural Bank OJSC	8.500	10-16-23	3,750,000	3,732,053
Severstal OAO (A)	3.850	08-27-21	2,500,000	2,414,515
Severstal OAO	5.900	10-17-22	4,510,000	4,598,563
Singapore 0.6%				5,107,353
Medco Platinum Road Pte, Ltd. (A)	6.750	01-30-25	2,000,000	1,731,306
Medco Platinum Road Pte, Ltd.	6.750	01-30-25	3,900,000	3,376,047
Thailand 1.4%				11,900,700
GC Treasury Center Company, Ltd. (A)	4.250	09-19-22	1,400,000	1,401,484
PTTEP Canada International Finance, Ltd. (A)	6.350	06-12-42	2,600,000	2,988,503
PTTEP Treasury Center Company, Ltd. (4.600% to 7-17-22, then 5 Year CMT + 2.724%) (A)(B)	4.600	07-17-22	6,050,000	5,772,444
Thaioil Treasury Center Company, Ltd. (A)	5.375	11-20-48	1,800,000	1,738,269
Togo 0.4%				3,930,679
Banque Ouest Africaine de Developpement (A)	5.000	07-27-27	4,200,000	3,930,679
Turkey 0.6%				4,956,820
Turkcell Iletisim Hizmetleri AS (A)	5.750	10-15-25	5,500,000	4,956,820
United Kingdom 0.2%				2,054,951
Liquid Telecommunications Financing PLC (A)	8.500	07-13-22	2,050,000	2,054,951
United States 0.3%				2,865,348
CNOOC Finance 2015 USA LLC	3.500	05-05-25	3,000,000	2,865,348
Virgin Islands, British 1.1%				9,436,013
State Grid Overseas Investment 2016, Ltd.	3.500	05-04-27	10,000,000	9,436,013

	Shares	Value
Common stocks 0.1%		$608,362
(Cost $5,909,631)
Colombia 0.1%		608,362
Frontera Energy Corp. (C)	62,290	608,362

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 7.5%				$66,487,000
(Cost $66,485,117)
U.S. Government Agency 1.9%				16,785,000
Federal Agricultural Mortgage Corp. Discount Note	2.050	12-03-18	4,085,000	4,085,000
Federal Home Loan Bank Discount Note	2.050	12-03-18	12,700,000	12,700,000

	Par value^	Value
Repurchase agreement 5.6%		49,702,000

Barclays Capital Group dated 11-30-18 at 2.260% to be repurchased at $49,711,361 on 12-3-18, collateralized by $47,895,900 U.S. Treasury Inflation Indexed Notes, 0.125% - 1.875% due 7-15-19 to 4-15-20 (valued at $50,705,675, including interest)	49,702,000	49,702,000
Total investments (Cost $959,155,237) 100.7%		$888,161,356
Other assets and liabilities, net (0.7%)		(6,028,339)
Total net assets 100.0%		$882,133,017

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	7

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $337,659,841 or 38.3% of the fund's net assets as of 11-30-18.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 11-30-18:
Foreign government obligations	43.3%
Energy	15.3%
Materials	8.3%
Utilities	7.3%
Communication services	6.4%
Industrials	4.5%
Financials	4.5%
U.S. Government	1.9%
Consumer staples	1.7%
Short-term investments and other	6.8%
TOTAL	100.0%
8	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	15,784,825	USD	4,221,670	Citigroup	12/19/2018	—	$(142,902)
BRL	15,604,397	USD	4,089,738	Citigroup	3/20/2019	—	(82,456)
BRL	32,200,000	USD	8,322,564	State Street Bank and Trust Company	3/20/2019	—	(53,453)
CLP	5,300,000,000	USD	7,712,456	Citigroup	12/19/2018	$179,291	—
EUR	6,753,000	USD	7,911,605	JP Morgan Chase	12/19/2018	—	(254,037)
IDR	119,000,000,000	USD	7,821,229	Citigroup	12/19/2018	477,474	—
IDR	59,931,746,798	USD	4,086,999	State Street Bank and Trust Company	3/20/2019	40,381	—
MXN	347,642,798	USD	17,253,846	Citigroup	3/20/2019	—	(455,927)
USD	4,259,287	BRL	15,784,825	Citigroup	12/19/2018	180,519	—
USD	7,971,723	CLP	5,300,000,000	Citigroup	12/19/2018	79,975	—
USD	7,847,016	IDR	119,000,000,000	Citigroup	12/19/2018	—	(451,687)
USD	4,131,514	IDR	59,931,746,798	State Street Bank and Trust Company	3/20/2019	4,135	—
USD	17,311,404	MXN	347,642,798	Citigroup	3/20/2019	513,486	—
USD	7,825,821	ZAR	118,000,000	Citigroup	12/19/2018	—	(672,931)
USD	4,064,555	ZAR	56,343,677	Morgan Stanley	3/20/2019	51,183	—
ZAR	118,000,000	USD	7,787,494	Citigroup	12/19/2018	711,258	—
ZAR	56,343,677	USD	4,041,671	Morgan Stanley	3/20/2019	—	(28,298)
						$2,237,702	$(2,141,691)

Derivatives Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	U.S. Dollar
ZAR	South African Rand
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	9

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2018, all investments are categorized as Level 2 under the hierarchy described above, except for common stocks, which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

       10

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and to maintain diversity and liquidity of the fund.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       11

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	358Q1	11/18
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund.		1/19

John Hancock

Equity Income Fund

Quarterly portfolio holdings 11/30/18

Fund’s investments
As of 11-30-18 (unaudited)
	Shares	Value
Common stocks 95.4%		$1,427,978,064
(Cost $1,089,264,162)
Communication services 7.9%		117,640,768
Diversified telecommunication services 3.4%
AT&T, Inc.	167,929	5,246,102
CenturyLink, Inc.	153,998	2,895,162
Telefonica SA	968,340	8,711,574
Verizon Communications, Inc.	547,910	33,038,973
Entertainment 2.7%
The Walt Disney Company	46,200	5,335,638
Twenty-First Century Fox, Inc., Class B	713,678	34,991,632
Media 1.8%
Comcast Corp., Class A	436,811	17,039,997
News Corp., Class A	799,822	10,381,690
Consumer discretionary 2.4%		36,382,266
Auto components 0.1%
Adient PLC	98,382	2,329,686
Hotels, restaurants and leisure 0.8%
Las Vegas Sands Corp.	224,168	12,315,790
Leisure products 0.5%
Mattel, Inc. (A)(B)	529,700	7,362,830
Multiline retail 0.5%
Kohl's Corp.	109,000	7,321,530
Specialty retail 0.5%
L Brands, Inc.	213,000	7,052,430
Consumer staples 7.0%		105,385,131
Beverages 0.5%
PepsiCo, Inc.	65,100	7,938,294
Food and staples retailing 1.1%
Walmart, Inc.	164,600	16,073,190
Food products 2.5%
Archer-Daniels-Midland Company	167,300	7,699,146
Conagra Brands, Inc.	275,494	8,909,476
Kellogg Company	47,200	3,004,280
Tyson Foods, Inc., Class A	308,848	18,206,590
Household products 1.5%
Kimberly-Clark Corp.	195,000	22,497,150
Personal products 0.1%
Coty, Inc., Class A	233,633	1,948,499
Tobacco 1.3%
Philip Morris International, Inc.	220,831	19,108,506
Energy 9.4%		140,952,507
Oil, gas and consumable fuels 9.4%
Apache Corp.	204,096	7,169,892
Chevron Corp.	121,360	14,434,558
EQT Corp.	27,760	519,390
Equitrans Midstream Corp. (A)	22,208	495,683
Exxon Mobil Corp.	488,314	38,820,963
Hess Corp.	264,800	14,270,072
2	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Occidental Petroleum Corp.	212,200	$14,911,294
TOTAL SA, ADR	530,670	29,510,559
TransCanada Corp.	508,800	20,820,096
Financials 24.2%		361,698,636
Banks 12.5%
Bank of America Corp.	51,622	1,466,065
Citigroup, Inc.	220,250	14,269,998
Fifth Third Bancorp	715,000	19,969,950
JPMorgan Chase & Co.	499,634	55,554,305
KeyCorp	295,997	5,428,585
The PNC Financial Services Group, Inc.	114,800	15,587,544
U.S. Bancorp	454,892	24,773,418
Wells Fargo & Company	914,330	49,629,832
Capital markets 5.0%
Ameriprise Financial, Inc.	19,800	2,569,050
Franklin Resources, Inc.	396,800	13,447,552
Morgan Stanley	546,273	24,249,058
Northern Trust Corp.	46,600	4,624,118
State Street Corp.	260,202	18,999,950
The Bank of New York Mellon Corp.	208,611	10,703,830
Insurance 6.7%
American International Group, Inc.	398,352	17,228,724
Brighthouse Financial, Inc. (A)	216,049	8,698,133
Chubb, Ltd.	176,287	23,576,623
Loews Corp.	329,242	15,823,371
Marsh & McLennan Companies, Inc.	77,038	6,833,271
MetLife, Inc.	450,598	20,110,189
Willis Towers Watson PLC	51,145	8,155,070
Health care 13.2%		197,682,593
Biotechnology 1.3%
Gilead Sciences, Inc.	264,800	19,049,712
Health care equipment and supplies 1.8%
Becton, Dickinson and Company	23,000	5,813,250
Medtronic PLC	218,713	21,331,079
Health care providers and services 3.0%
Anthem, Inc.	101,041	29,308,963
CVS Health Corp.	201,679	16,174,656
Pharmaceuticals 7.1%
Bristol-Myers Squibb Company	169,033	9,036,504
GlaxoSmithKline PLC	486,124	10,077,315
GlaxoSmithKline PLC, ADR	128,700	5,388,669
Johnson & Johnson	218,700	32,127,030
Merck & Company, Inc.	250,000	19,835,000
Pfizer, Inc.	638,988	29,540,415
Industrials 10.7%		160,784,116
Aerospace and defense 3.3%
Harris Corp.	151,259	21,622,474
Northrop Grumman Corp.	3,700	961,556
The Boeing Company	76,000	26,353,760
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	3

	Shares	Value
Industrials (continued)
Air freight and logistics 1.3%
United Parcel Service, Inc., Class B	169,400	$19,530,126
Airlines 1.5%
Alaska Air Group, Inc.	133,500	9,780,210
Delta Air Lines, Inc.	121,400	7,370,194
Southwest Airlines Company	103,000	5,624,830
Building products 1.5%
Johnson Controls International PLC	654,776	22,773,109
Commercial services and supplies 0.3%
Stericycle, Inc. (A)	98,106	4,715,955
Electrical equipment 0.8%
Emerson Electric Company	130,800	8,831,616
nVent Electric PLC	96,900	2,424,438
Industrial conglomerates 0.3%
General Electric Company	694,200	5,206,500
Machinery 0.7%
Flowserve Corp.	18,785	911,260
Illinois Tool Works, Inc.	14,000	1,946,700
PACCAR, Inc.	56,600	3,521,652
Pentair PLC	112,900	4,820,830
Professional services 1.0%
Nielsen Holdings PLC	529,588	14,388,906
Information technology 7.4%		110,387,278
Communications equipment 1.7%
Cisco Systems, Inc.	531,919	25,462,963
Electronic equipment, instruments and components 0.2%
TE Connectivity, Ltd.	29,500	2,269,435
Semiconductors and semiconductor equipment 3.2%
Applied Materials, Inc.	202,200	7,538,016
NXP Semiconductors NV	29,600	2,467,752
QUALCOMM, Inc.	459,900	26,793,774
Texas Instruments, Inc.	105,500	10,534,175
Software 2.0%
Microsoft Corp.	272,238	30,188,472
Technology hardware, storage and peripherals 0.3%
Hewlett Packard Enterprise Company	170,000	2,550,000
Western Digital Corp.	56,900	2,582,691
Materials 4.9%		73,327,608
Chemicals 3.1%
Akzo Nobel NV	29,465	2,475,988
CF Industries Holdings, Inc.	301,300	12,711,847
DowDuPont, Inc.	516,140	29,858,699
PPG Industries, Inc.	15,900	1,738,347
Construction materials 0.5%
Vulcan Materials Company	74,300	7,854,253
Containers and packaging 0.9%
International Paper Company	295,263	13,638,198
Metals and mining 0.4%
Nucor Corp.	83,600	5,050,276
4	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Real estate 2.7%		$40,360,885
Equity real estate investment trusts 2.7%
Equity Residential	194,915	13,887,694
Rayonier, Inc.	276,769	8,754,203
SL Green Realty Corp.	95,372	9,195,768
Weyerhaeuser Company	322,727	8,523,220
Utilities 5.6%		83,376,276
Electric utilities 4.0%
Duke Energy Corp.	89,595	7,935,429
Edison International	163,505	9,045,097
Evergy, Inc.	124,780	7,408,189
PG&E Corp. (A)	201,892	5,325,911
The Southern Company	621,721	29,426,055
Multi-utilities 1.6%
NiSource, Inc.	773,343	20,431,722

Sempra Energy	33,014	3,803,873
Preferred securities 2.5%		$37,136,560
(Cost $32,008,936)
Health care 0.8%		12,323,140
Health care equipment and supplies 0.8%
Becton, Dickinson and Company, 6.125%	195,079	12,323,140
Utilities 1.7%		24,813,420
Electric utilities 0.8%
NextEra Energy, Inc., 6.123% (B)	205,940	12,232,836
Multi-utilities 0.9%
DTE Energy Company, 6.500%	54,404	2,981,883
Sempra Energy, 6.000%	72,326	7,336,026
Sempra Energy, 6.750%	22,277	2,262,675

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.4%				$5,039,548
(Cost $5,259,343)
Consumer discretionary 0.4%				5,039,548
Leisure products 0.4%

Mattel, Inc. (C)	6.750	12-31-25	5,347,000	5,039,548
Convertible bonds 0.2%				$2,977,265
(Cost $2,970,000)
Financials 0.2%				2,977,265
Insurance 0.2%
AXA SA (C)	7.250	05-15-21	2,970,000	2,977,265

	Yield (%)	Shares	Value
Securities lending collateral 0.8%			$12,894,691
(Cost $12,894,648)
John Hancock Collateral Trust (D)	2.3749(E)	1,289,134	12,894,691
Short-term investments 1.4%			$20,473,048
(Cost $20,473,048)
Money market funds 1.4%			20,473,048
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.1426(E)	1,500,000	1,500,000
T. Rowe Price Government Reserve Fund	2.2493(E)	18,973,048	18,973,048

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	5

Total investments (Cost $1,162,870,137) 100.7%	$1,506,499,176
Other assets and liabilities, net (0.7%)	(10,127,946)
Total net assets 100.0%	$1,496,371,230

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $12,655,666.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 11-30-18.
6	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2018, by major security category or type:

	Total value at 11-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$117,640,768	$108,929,194	$8,711,574	—
Consumer discretionary	36,382,266	36,382,266	—	—
Consumer staples	105,385,131	105,385,131	—	—
Energy	140,952,507	140,952,507	—	—
Financials	361,698,636	361,698,636	—	—
Health care	197,682,593	187,605,278	10,077,315	—
Industrials	160,784,116	160,784,116	—	—
Information technology	110,387,278	110,387,278	—	—
Materials	73,327,608	70,851,620	2,475,988	—
Real estate	40,360,885	40,360,885	—	—
Utilities	83,376,276	83,376,276	—	—
Preferred securities	37,136,560	37,136,560	—	—
Corporate bonds	5,039,548	—	5,039,548	—
Convertible bonds	2,977,265	—	2,977,265	—
Securities lending collateral	12,894,691	12,894,691	—	—
Short-term investments	20,473,048	20,473,048	—	—
Total investments in securities	$1,506,499,176	$1,477,217,486	$29,281,690	—

       7

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	3,101,959	9,011,868	(10,824,693)	1,289,134	—	—	($5,547)	($3,009)	$12,894,691

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	458Q1	11/18
This report is for the information of the shareholders of John Hancock Equity Income Fund.		1/19

John Hancock

Floating Rate Income Fund

Quarterly portfolio holdings 11/30/18

Fund’s investments
As of 11-30-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Term loans (A) 92.7%				$1,111,487,824
(Cost $1,145,665,936)
Communication services 17.0%				203,647,413
Diversified telecommunication services 5.1%
CenturyLink, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%)	5.095	01-31-25	4,579,156	4,444,666
Crown Subsea Communications Holding, Inc., Term Loan B (3 month LIBOR + 6.000%)	8.307	10-26-25	2,298,793	2,284,426
Cyxtera DC Holdings, Inc., Term Loan B (1 month LIBOR + 3.000%)	5.320	05-01-24	2,991,232	2,935,146
eircom Holdings Ireland, Ltd., EUR Term Loan B6 (1 month EURIBOR + 3.250%)	3.250	04-19-24	7,085,000	7,989,167
Frontier Communications Corp., 2017 Term Loan B1 (1 month LIBOR + 3.750%)	6.100	06-15-24	8,064,655	7,671,503
Intelsat Jackson Holdings SA, 2017 Term Loan B5	6.625	01-02-24	6,000,000	6,009,000
Level 3 Parent LLC, 2017 Term Loan B (1 month LIBOR + 2.250%)	4.556	02-22-24	11,270,000	11,122,138
Radiate Holdco LLC, 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.345	02-01-24	5,885,063	5,768,716
Telesat Canada, Term Loan B4 (3 month LIBOR + 2.500%)	4.890	11-17-23	5,983,746	5,846,599
Windstream Services LLC, Repriced Term Loan B6 (1 month LIBOR + 4.000%)	6.310	03-29-21	7,979,644	7,403,992
Entertainment 1.5%
Lions Gate Capital Holdings LLC, 2018 Term Loan B (1 month LIBOR + 2.250%)	4.595	03-24-25	1,238,600	1,221,185
Technicolor SA (B)	TBD	12-06-23	3,989,848	3,740,482
Technicolor SA, EUR Term Loan B (3 month EURIBOR + 3.500%)	3.500	12-06-23	2,141,862	2,321,748
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan (2 and 3 month LIBOR + 2.750%)	5.280	05-18-25	10,573,500	10,365,308
Interactive media and services 4.0%
Ancestry.com Operations, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.600	10-19-23	9,730,815	9,609,180
Go Daddy Operating Company LLC, 2017 Repriced Term Loan (1 month LIBOR + 2.250%)	4.595	02-15-24	8,727,880	8,626,462
GTT Communications, Inc. (B)	TBD	05-31-25	5,985,000	5,791,266
MH Sub I LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.056	09-13-24	10,968,533	10,850,621
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan (2 and 3 month LIBOR + 3.000%)	5.581	11-03-23	4,459,337	4,074,719
Sabre GLBL, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.345	02-22-24	2,992,462	2,942,578
Uber Technologies, Inc., 2018 Term Loan (1 month LIBOR + 4.000%)	6.315	04-04-25	3,990,000	3,940,125
XO Group, Inc. (B)	TBD	11-08-25	2,066,522	2,051,023
Media 5.0%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.595	07-23-21	7,236,742	6,528,917
Altice Financing SA, USD 2017 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.053	01-31-26	1,392,131	1,338,770
Altice France SA, USD Term Loan B11 (1 month LIBOR + 2.750%)	5.095	07-31-25	8,642,497	8,113,144
Altice France SA, USD Term Loan B12 (1 month LIBOR + 3.688%)	5.994	01-31-26	1,096,421	1,028,442
Charter Communications Operating LLC, 2017 Term Loan B (1 month LIBOR + 2.000%)	4.350	04-30-25	7,347,258	7,263,719
CSC Holdings LLC, 2017 1st Lien Term Loan (1 month LIBOR + 2.250%)	4.557	07-17-25	3,108,735	3,055,886
CSC Holdings LLC, 2018 Term Loan B (1 month LIBOR + 2.500%)	4.807	01-25-26	5,651,600	5,561,796
Research Now Group, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 5.500%)	7.845	12-20-24	3,500,000	3,486,875
Tele Columbus AG, 2018 EUR Term Loan A2 (6 month EURIBOR + 3.000%)	3.000	10-15-24	6,425,000	6,778,257
Telenet Financing USD LLC, USD Term Loan AN (1 month LIBOR + 2.250%)	4.557	08-15-26	3,130,000	3,071,876
Unitymedia Finance LLC, 2018 Term Loan E (1 month LIBOR + 2.000%)	4.307	06-01-23	1,440,000	1,424,606
Unitymedia Finance LLC, Term Loan B (1 month LIBOR + 2.250%)	4.557	09-30-25	5,042,500	4,987,033
2	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Virgin Media Bristol LLC, USD Term Loan K (1 month LIBOR + 2.500%)	4.807	01-15-26	6,900,000	$6,807,264
Wireless telecommunication services 1.4%
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 2.000%)	4.350	04-11-25	6,982,500	6,898,501
Sprint Communications, Inc., 1st Lien Term Loan B (1 month LIBOR + 2.500%)	4.875	02-02-24	7,723,535	7,615,405
Syniverse Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 5.000%)	7.307	03-09-23	2,803,008	2,676,872
Consumer discretionary 12.5%				149,693,993
Automobiles 0.5%
Thor Industries, Inc. (B)	TBD	10-30-25	3,166,704	3,119,203
Thor Industries, Inc. (B)	TBD	10-30-25	2,615,042	2,904,981
Distributors 0.3%
Polyconcept North America Holdings, Inc., USD 2016 Term Loan B (1 month LIBOR + 3.750%)	6.095	08-16-23	3,984,962	3,955,075
Diversified consumer services 2.7%
Legalzoom.com, Inc. (B)	TBD	11-20-24	2,763,853	2,743,124
Midas Intermediate Holdco II LLC, Incremental Term Loan B (3 month LIBOR + 2.750%)	5.136	08-18-21	6,420,000	6,171,225
SRS Distribution, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.595	05-23-25	8,582,250	8,249,688
The ServiceMaster Company LLC, 2016 Term Loan B (1 month LIBOR + 2.500%)	4.845	11-08-23	3,185,950	3,176,647
Verisure Holding AB, EUR Term Loan B1E (3 month EURIBOR + 3.000%)	3.000	10-20-22	10,520,000	11,744,745
Hotels, restaurants and leisure 5.3%
Aristocrat International Pty, Ltd., 2018 1st Lien Term Loan (3 month LIBOR + 1.750%)	4.219	10-19-24	4,756,213	4,675,358
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%)	4.485	09-15-23	3,328,962	3,264,680
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	5.095	12-22-24	6,953,226	6,824,105
CityCenter Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.250%)	4.595	04-18-24	8,317,672	8,161,716
Eldorado Resorts, Inc., 2017 Term Loan B (2 month LIBOR + 2.250%)	4.750	04-17-24	2,000,000	1,976,260
Equinox Holdings, Inc., 2017 2nd Lien Term Loan (1 month LIBOR + 7.000%)	9.345	09-06-24	4,310,000	4,382,753
Hilton Worldwide Finance LLC, Term Loan B2 (1 month LIBOR + 1.750%)	4.065	10-25-23	2,750,000	2,721,345
HNVR Holdco, Ltd. (B)	TBD	09-12-23	2,157,221	2,429,101
HNVR Holdco, Ltd. (B)	TBD	09-12-23	3,164,659	3,558,098
IRB Holding Corp., 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.568	02-05-25	6,756,580	6,679,149
New Red Finance, Inc., Term Loan B3 (1 month LIBOR + 2.250%)	4.595	02-16-24	8,549,158	8,371,763
Penn National Gaming, Inc., 2018 1st Lien Term Loan B (3 month LIBOR + 2.250%)	4.581	10-15-25	2,001,715	1,982,539
QCE LLC, PIK (C)	0.000	07-01-19	7,719,850	385,992
Scientific Games International, Inc., 2018 Term Loan B5 (1 and 2 month LIBOR + 2.750%)	5.216	08-14-24	3,858,230	3,751,435
Wyndham Hotels & Resorts, Inc., Term Loan B (1 month LIBOR + 1.750%)	4.095	05-30-25	4,690,000	4,639,583
Household durables 0.1%
Keter Group BV (B)	TBD	10-31-23	1,093,844	1,094,904
Leisure products 0.3%
Hayward Industries, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.845	08-05-24	2,992,443	2,955,038
Media 2.1%
Advantage Sales & Marketing, Inc., 2014 2nd Lien Term Loan (1 month LIBOR + 6.500%)	8.845	07-25-22	2,850,000	2,290,688
Getty Images, Inc., Term Loan B (1 month LIBOR + 3.500%)	5.845	10-18-19	8,976,190	8,889,211
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
UPC Financing Partnership, USD Term Loan AR (1 month LIBOR + 2.500%)	4.807	01-15-26	6,244,051	$6,156,759
Ziggo Secured Finance Partnership, USD Term Loan E (1 month LIBOR + 2.500%)	4.807	04-15-25	8,380,000	8,176,280
Specialty retail 1.2%
Ascena Retail Group, Inc., 2015 Term Loan B (1 month LIBOR + 4.500%)	6.875	08-21-22	3,000,000	2,838,750
Eyemart Express LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	5.313	08-04-24	2,992,443	2,932,594
Harbor Freight Tools USA, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	4.845	08-18-23	3,699,932	3,576,798
Mavis Tire Express Services Corp. (B)	TBD	03-20-25	4,239,348	4,175,758
Mavis Tire Express Services Corp. (B)	TBD	03-20-25	749,897	738,648
Consumer staples 2.9%				35,063,476
Food and staples retailing 1.2%
Albertson's LLC, Term Loan B7 (3 month LIBOR + 3.000%)	5.445	10-29-25	2,556,327	2,498,810
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	4.095	03-11-25	5,315,008	5,273,497
GOBP Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.095	10-18-25	2,081,390	2,072,711
H-Food Holdings LLC, 2018 Term Loan B (1 month LIBOR + 3.688%)	6.032	05-23-25	4,867,800	4,733,936
Food products 0.2%
Post Holdings, Inc., 2017 Series A Incremental Term Loan (1 month LIBOR + 2.000%)	4.320	05-24-24	3,017,441	2,997,827
Household products 1.5%
KIK Custom Products, Inc., 2015 Term Loan B (1 month LIBOR + 4.000%)	6.345	05-15-23	7,000,000	6,668,970
Reynolds Group Holdings, Inc., USD 2017 Term Loan (1 month LIBOR + 2.750%)	5.095	02-05-23	10,962,985	10,817,725
Energy 2.5%				30,599,800
Energy equipment and services 0.5%
Keane Group Holdings LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.125	05-25-25	1,396,500	1,330,166
Traverse Midstream Partners LLC, 2017 Term Loan (6 month LIBOR + 4.000%)	6.600	09-27-24	5,177,446	5,147,261
Oil, gas and consumable fuels 2.0%
BCP Renaissance Parent LLC, 2017 Term Loan B (3 month LIBOR + 3.500%)	6.027	10-31-24	6,753,075	6,698,240
Granite Acquisition, Inc., Term Loan B (3 month LIBOR + 3.500%)	5.896	12-19-21	4,371,676	4,346,539
Granite Acquisition, Inc., Term Loan C (3 month LIBOR + 3.500%)	5.886	12-19-21	621,173	617,601
Grizzly Finco, 2018 Term Loan B (3 month LIBOR + 3.250%)	5.646	10-01-25	3,095,812	3,055,567
Murray Energy Corp., 2018 Term Loan B2 (3 month LIBOR + 7.250%)	9.777	10-17-22	8,466,291	7,357,207
Quicksilver Resources, Inc. (C)	0.000	06-21-19	20,471,900	204,719
Ultra Resources, Inc., 1st Lien Term Loan (3 month LIBOR + 3.000%)	5.469	04-12-24	2,000,000	1,842,500
Financials 7.1%				85,306,356
Capital markets 3.2%
HENSOLDT Holding GmbH, 2018 EUR Term Loan B3 (3 month EURIBOR + 3.250%)	3.250	02-28-24	2,550,000	2,871,382
ION Trading Finance, Ltd., USD Incremental Term Loan B (3 month LIBOR + 4.000%)	6.386	11-21-24	5,984,925	5,861,515
Jane Street Group LLC (B)	TBD	08-25-22	5,924,051	5,868,542
Messer Industries GmbH (B)	TBD	10-01-25	523,234	590,689
National Vision, Inc., 2017 Repriced Term Loan (1 month LIBOR + 2.500%)	4.845	11-20-24	5,473,596	5,432,544
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.095	03-01-21	9,973,958	9,861,751
Sedgwick Claims Management Services, Inc., 2018 Term Loan B (B)	TBD	12-31-25	4,585,443	4,533,857
4	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan (3 month LIBOR + 5.000%)	7.408	11-28-21	3,179,451	$3,103,939
Diversified financial services 0.9%
Crown Finance US, Inc., 2018 USD Term Loan (1 month LIBOR + 2.500%)	4.845	02-28-25	5,984,962	5,868,615
Lakeland Tours LLC, 2017 1st Lien Term Loan B (3 month LIBOR + 4.000%)	6.334	12-15-24	4,822,163	4,789,999
Insurance 3.0%
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 2.750%)	5.057	05-09-25	13,896,000	13,631,559
Asurion LLC, 2017 Term Loan B4 (1 month LIBOR + 3.000%)	5.345	08-04-22	8,477,889	8,393,110
Genworth Holdings, Inc., Term Loan (2 month LIBOR + 4.500%)	6.831	03-07-23	4,159,100	4,221,487
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%)	5.490	04-25-25	10,473,750	10,277,367
Health care 12.6%				150,575,106
Biotechnology 0.5%
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan (1 week LIBOR + 2.250%)	4.475	01-31-25	5,486,076	5,438,073
Health care equipment and supplies 1.9%
Auris Luxembourg III Sarl, Term Loan B (B)	TBD	07-20-25	5,000,000	4,978,150
Core & Main LP, 2017 Term Loan B (3 month LIBOR + 3.000%)	5.526	08-01-24	5,623,200	5,552,910
Solenis International LP (B)	TBD	12-18-23	2,533,049	2,861,930
Solenis International LP, 2018 1st Lien Term Loan (1 and 3 month LIBOR + 4.000%)	6.706	12-26-23	6,163,971	6,090,804
Solenis International LP, 2018 2nd Lien Term Loan (3 month LIBOR + 8.500%)	11.207	06-26-24	900,000	875,250
Tecomet, Inc., 2017 Repriced Term Loan (1 month LIBOR + 3.500%)	5.815	05-01-24	2,992,424	2,971,866
Health care providers and services 4.9%
Concentra, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.070	06-01-22	9,000,000	8,893,170
Envision Healthcare Corp. (B)	TBD	10-10-25	1,918,154	1,841,083
HCA, Inc., 2018 Term Loan B10 (1 month LIBOR + 2.000%)	4.345	03-13-25	6,249,899	6,226,462
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 month LIBOR + 2.750%)	5.136	06-07-23	9,259,195	9,075,956
NVA Holdings, Inc., Term Loan B3 (1 month LIBOR + 2.750%)	5.095	02-02-25	6,882,707	6,704,926
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.056	02-14-25	3,810,213	3,667,330
PetVet Care Centers LLC, 2018 Delayed Draw Term Loan (1 month LIBOR + 2.750% and 3 month LIBOR + 1.000%)	4.094	02-14-25	909,510	875,403
Team Health Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.095	02-06-24	3,500,000	3,259,375
U.S. Anesthesia Partners, Inc., 2017 Term Loan (1 month LIBOR + 3.000%)	5.345	06-23-24	9,054,228	8,963,686
Universal Health Services, Inc., Term Loan B (1 month LIBOR + 1.750%)	4.095	10-31-25	1,653,543	1,651,476
Wink Holdco, Inc., 1st Lien Term Loan B (1 month LIBOR + 3.000%)	5.345	12-02-24	5,865,675	5,761,207
Wink Holdco, Inc., 2nd Lien Term Loan B (1 month LIBOR + 6.750%)	9.100	11-03-25	1,800,000	1,750,500
Health care technology 2.1%
Bioclinica-Synowledge Holdings Corp., 1st Lien Term Loan (3 month LIBOR + 4.250%)	6.750	10-20-23	5,481,003	5,138,440
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.750%)	5.095	03-01-24	3,807,274	3,758,312
Equian Buyer Corp., Add on Term Loan B (1 month LIBOR + 3.250%)	5.565	05-20-24	2,992,424	2,969,981
GHX Ultimate Parent Corp., 2017 1st Lien Term Loan (3 month LIBOR + 3.250%)	5.636	06-28-24	2,992,424	2,928,835
Press Ganey Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.095	10-23-23	9,974,619	9,856,221
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Life sciences tools and services 1.9%
Jaguar Holding Company II, 2018 Term Loan (1 month LIBOR + 2.500%)	4.845	08-18-22	12,719,651	$12,504,180
PAREXEL International Corp., Term Loan B (1 month LIBOR + 2.750%)	5.095	09-27-24	6,029,957	5,849,059
Syneos Health, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.345	08-01-24	4,557,546	4,509,145
Pharmaceuticals 1.3%
RPI Finance Trust, Term Loan B6 (3 month LIBOR + 2.000%)	4.386	03-27-23	5,039,204	4,988,812
Valeant Pharmaceuticals International, 2018 Term Loan B (1 month LIBOR + 3.000%)	5.314	06-02-25	10,752,019	10,632,564
Industrials 19.5%				233,526,855
Aerospace and defense 3.7%
Ducommun, Inc., Term Loan B (3 month LIBOR + 4.000%)	6.300	11-16-25	3,187,691	3,155,814
Jazz Acquisition, Inc., 1st Lien Term Loan (3 month LIBOR + 3.500%)	5.886	06-19-21	8,988,000	8,707,125
StandardAero Aviation Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.090	07-07-22	9,974,293	9,938,685
TransDigm, Inc., 2018 Term Loan E (1 month LIBOR + 2.500%)	4.845	05-30-25	7,039,295	6,851,909
TransDigm, Inc., 2018 Term Loan F (1 month LIBOR + 2.500%)	4.845	06-09-23	6,449,688	6,280,384
WP CPP Holdings LLC, 2018 2nd Lien Term Loan (3 month LIBOR + 7.750%)	10.280	04-24-26	3,220,000	3,189,829
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	6.280	04-30-25	6,810,000	6,750,413
Air freight and logistics 0.4%
XPO Logistics, Inc., 2018 Term Loan B (3 month LIBOR + 2.000%)	4.509	02-24-25	5,143,228	5,086,806
Airlines 1.1%
American Airlines, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 2.000%)	4.318	10-12-21	4,373,299	4,324,099
American Airlines, Inc., 2017 Incremental Term Loan (1 month LIBOR + 2.000%)	4.307	12-14-23	5,000,000	4,901,550
United Airlines, Inc., 2018 Term Loan B (1 month LIBOR + 1.750%)	4.095	04-01-24	3,650,993	3,616,783
Building products 2.0%
Pisces Midco, Inc., 2018 Term Loan (3 month LIBOR + 3.750%)	6.175	04-12-25	4,885,389	4,775,468
Specialty Building Products Holdings LLC, 2018 Term Loan B (1 month LIBOR + 5.750%)	8.095	09-18-25	2,213,414	2,191,279
The Azek Company LLC, 2017 Term Loan (6 month LIBOR + 3.750%)	6.251	05-05-24	10,272,000	10,143,600
Wilsonart LLC, 2017 Term Loan B (3 month LIBOR + 3.250%)	5.640	12-19-23	6,977,273	6,858,659
Commercial services and supplies 3.8%
Advanced Disposal Services, Inc., Term Loan B3 (1 week LIBOR + 2.250%)	4.475	11-10-23	7,875,353	7,788,724
American Builders & Contractors Supply Company, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.345	10-31-23	6,375,000	6,211,673
Belron Finance US LLC (B)	TBD	11-13-25	1,391,927	1,376,268
Camelot Finance LP, 2017 Repriced Term Loan (1 month LIBOR + 3.250%)	5.595	10-03-23	6,838,216	6,757,046
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.095	05-02-22	8,620,211	8,516,079
Sterling Midco Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.845	06-19-24	2,992,424	2,968,126
Tempo Acquisition LLC, Term Loan (1 month LIBOR + 3.000%)	5.345	05-01-24	6,704,517	6,642,500
TRC Companies, Inc., Term Loan (1 month LIBOR + 3.500%)	5.845	06-21-24	2,870,875	2,865,506
Webhelp SAS (B)	TBD	03-16-23	2,000,000	2,257,589
Construction and engineering 0.9%
AECOM, Term Loan B (1 month LIBOR + 1.750%)	4.095	03-13-25	2,118,167	2,089,932
Fluidra Finco SLU, 2018 EUR Term Loan B (1 month EURIBOR + 2.750%)	2.750	07-02-25	1,995,000	2,261,363
KBR, Inc., Term Loan B (1 month LIBOR + 3.750%)	6.095	04-25-25	5,985,000	5,970,038
6	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Electrical equipment 0.6%
Brookfield WEC Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.095	08-01-25	6,650,000	$6,627,124
Machinery 3.9%
Accudyne Industries Borrower SCA, 2017 Term Loan (1 month LIBOR + 3.000%)	5.345	08-18-24	5,803,375	5,711,508
AI Alpine AT Bidco GmbH, 2018 EUR Term Loan B (3 month EURIBOR + 3.500%)	3.500	09-30-25	2,686,791	3,024,623
AI Alpine US Bidco, Inc., 2018 USD Term Loan B (3 month LIBOR + 3.250%)	5.809	09-30-25	607,165	596,539
Alpha AB Bidco BV (B)	TBD	09-26-25	1,819,206	2,060,821
Altra Industrial Motion Corp., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.345	10-01-25	1,785,648	1,763,327
Clark Equipment Company, 2018 Term Loan B (1 and 3 month LIBOR + 2.000%)	4.382	05-18-24	1,993,125	1,958,863
Gardner Denver, Inc. (B)	TBD	07-30-24	3,213,028	3,630,668
Gardner Denver, Inc., 2017 USD Term Loan B (1 month LIBOR + 2.750%)	5.095	07-30-24	5,435,271	5,400,159
Gates Global LLC (B)	TBD	04-01-24	2,992,443	2,939,327
Milacron LLC, Amended Term Loan B (1 month LIBOR + 2.500%)	4.845	09-28-23	6,386,960	6,267,205
Pro Mach Group, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	5.318	03-07-25	2,987,494	2,912,806
RBS Global, Inc. (B)	TBD	08-21-24	5,000,000	4,961,800
Titan Acquisition, Ltd., 2018 Term Loan B (1 month LIBOR + 3.000%)	5.345	03-28-25	5,984,962	5,610,064
Trading companies and distributors 2.4%
Avolon TLB Borrower 1 US LLC, Term Loan B3 (1 month LIBOR + 2.000%)	4.301	01-15-25	11,191,950	11,075,330
Flying Fortress Holdings LLC (B)	TBD	10-30-22	6,750,000	6,722,595
GYP Holdings III Corp., 2018 Term Loan B (1 month LIBOR + 2.750%)	5.095	06-01-25	8,584,673	8,269,873
Univar USA, Inc., 2017 USD Term Loan B (1 month LIBOR + 2.250%)	4.595	07-01-24	3,000,000	2,938,500
Transportation infrastructure 0.7%
Atlantic Aviation FBO, Inc. (B)	TBD	11-29-25	3,668,801	3,677,973
Savage Enterprises LLC, 2018 1st Lien Term Loan B (1 month LIBOR + 4.500%)	6.820	08-01-25	4,900,503	4,900,503
Information technology 12.0%				144,168,842
Electronic equipment, instruments and components 1.3%
Dell International LLC, 2017 Term Loan B (1 month LIBOR + 2.000%)	4.350	09-07-23	11,723,515	11,571,461
Everest Bidco SASU, 2018 EUR Term Loan (3 month EURIBOR + 4.000%)	4.000	07-04-25	2,000,000	2,272,691
Excelitas Technologies Corp., USD 2017 1st Lien Term Loan (3 month LIBOR + 3.500%)	5.886	12-02-24	1,994,975	1,980,013
IT services 3.3%
Boxer Parent Company, Inc., 2018 USD Term Loan B (3 month LIBOR + 4.250%)	6.648	10-02-25	7,000,000	6,903,750
First Data Corp., 2024 USD Term Loan (1 month LIBOR + 2.000%)	4.315	04-26-24	13,659,697	13,395,108
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan (3 month LIBOR + 3.750%)	6.136	07-12-25	3,000,000	2,973,750
Global Payments, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	4.095	10-17-25	2,045,289	2,026,533
Project Deep Blue Holdings LLC, 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.553	02-12-25	1,994,987	1,971,706
Science Applications International Corp., 2018 Term Loan B (1 month LIBOR + 1.750%)	4.095	10-31-25	2,430,114	2,411,889
Travelport Finance Luxembourg Sarl, 2018 Term Loan B (3 month LIBOR + 2.500%)	5.116	03-17-25	4,709,000	4,613,360
WEX, Inc., 2017 Term Loan B2 (1 month LIBOR + 2.250%)	4.595	06-30-23	4,984,713	4,939,303
Semiconductors and semiconductor equipment 1.0%
Cabot Microelectronics Corp. (B)	TBD	11-14-25	2,593,431	2,577,222
Microchip Technology, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.350	05-29-25	9,206,113	9,099,691
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	7

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software 6.1%
Canyon Buyer, Inc., Term Loan B (3 month LIBOR + 4.250%)	6.640	02-07-25	736,670	$723,779
Epicor Software Corp., 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.600	06-01-22	5,191,348	5,115,658
Greeneden US Holdings II LLC, 2018 USD Term Loan B (1 month LIBOR + 3.250%)	5.595	12-01-23	9,077,136	8,981,463
Kronos, Inc., 2017 Term Loan B (2 and 3 month LIBOR + 3.000%)	5.541	11-01-23	5,986,295	5,891,173
MA FinanceCo LLC, 2017 Term Loan B2 (1 month LIBOR + 2.250%)	4.595	11-19-21	4,873,175	4,775,712
MA FinanceCo LLC, USD Term Loan B3 (1 month LIBOR + 2.500%)	4.845	06-21-24	275,281	269,087
Mavenir Systems, Inc., 2018 Term Loan B (1 month LIBOR + 6.000%)	8.320	05-08-25	2,992,481	2,992,481
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B (3 month LIBOR + 3.500%)	5.940	04-26-24	2,992,424	2,949,423
Quest Software US Holdings, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 4.250%)	6.777	05-16-25	2,993,997	2,975,285
RP Crown Parent LLC, 2016 Term Loan B (1 month LIBOR + 2.750%)	5.095	10-12-23	5,486,041	5,379,776
Seattle SpinCo, Inc., USD Term Loan B3 (1 month LIBOR + 2.500%)	4.845	06-21-24	1,859,043	1,817,214
SolarWinds Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.750%)	5.095	02-05-24	9,974,874	9,901,858
Sophia LP, 2017 Term Loan B (3 month LIBOR + 3.250%)	5.636	09-30-22	6,802,742	6,690,496
SS&C European Holdings Sarl, 2018 Term Loan B4 (1 month LIBOR + 2.250%)	4.595	04-16-25	1,024,652	999,220
SS&C Technologies, Inc. (B)	TBD	04-16-25	5,604,626	5,452,236
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 2.250%)	4.595	04-16-25	2,690,243	2,623,472
STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan (3 month LIBOR + 5.250%)	7.777	06-30-22	5,798,730	5,776,985
Technology hardware, storage and peripherals 0.3%
HCP Acquisition LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	5.345	05-16-24	4,155,988	4,117,047
Materials 4.4%				52,534,570
Chemicals 1.8%
Inovyn Finance PLC (B)	TBD	11-10-25	2,493,719	2,810,633
LSFX Flavum Bidco SL, 2017 EUR Term Loan B (3 month EURIBOR + 4.500%)	4.500	10-03-24	3,329,079	3,734,290
MacDermid, Inc. (B)	TBD	06-07-23	5,000,000	4,997,300
Messer Industries USA, Inc., Term Loan B1 (B)	TBD	10-01-25	4,979,658	4,901,876
Starfruit Finco BV (B)	TBD	10-01-25	1,065,235	1,204,216
Starfruit US Holdco LLC, 2018 USD Term Loan B (1 month LIBOR + 3.250%)	5.549	10-01-25	3,906,383	3,847,787
Containers and packaging 1.5%
BWAY Holding Company, 2017 Term Loan B (3 month LIBOR + 3.250%)	5.658	04-03-24	7,716,112	7,492,885
Kloeckner Pentaplast of America, Inc. (B)	TBD	06-30-22	1,765,782	1,744,164
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.845	09-06-25	3,000,000	2,951,250
Trident TPI Holdings, Inc., 2017 USD Term Loan B1 (1 month LIBOR + 3.250%)	5.595	10-17-24	3,534,169	3,470,129
Verallia Packaging SASU (B)	TBD	08-29-25	2,000,000	2,245,159
Metals and mining 0.5%
Atlas Iron, Ltd., Capex Term Loan B (1 week LIBOR + 7.330% or 3.000% PIK)	9.555	05-06-21	3,070,653	3,039,946
Turbocombustor Technology, Inc., New Term Loan B (1 month LIBOR + 4.500%)	6.845	12-02-20	3,000,000	2,857,500
Paper and forest products 0.6%
Flex Acquisition Company, Inc., 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.299	12-29-23	3,693,253	3,617,393
Flex Acquisition Company, Inc., 2018 Incremental Term Loan (1 month LIBOR + 3.250%)	5.549	06-29-25	3,680,775	3,620,042
8	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Real estate 1.9%					$23,294,206
Equity real estate investment trusts 1.7%
Iron Mountain, Inc., 2018 Term Loan B (1 month LIBOR + 1.750%)	4.095	01-02-26		6,427,700	6,288,412
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B (1 month LIBOR + 2.000%)	4.345	03-21-25		5,686,791	5,578,742
Uniti Group LP, 2017 Term Loan B (1 month LIBOR + 3.000%)	5.345	10-24-22		2,646,726	2,449,889
VICI Properties 1 LLC, Replacement Term Loan B (1 month LIBOR + 2.000%)	4.306	12-20-24		6,624,545	6,509,676
Real estate management and development 0.2%
Edgewater Generation LLC (B)	TBD	11-15-25		2,467,487	2,467,487
Utilities 0.3%					3,077,207
Independent power and renewable electricity producers 0.3%

Terra-Gen Finance Company LLC, Term Loan B (1 month LIBOR + 4.250%)	6.600	12-09-21		3,822,617	3,077,207
Corporate bonds 7.3%					$86,809,622
(Cost $94,357,059)
Communication services 2.6%					31,472,934
Diversified telecommunication services 0.8%
Cincinnati Bell, Inc. (D)(E)	7.000	07-15-24		1,250,000	1,096,094
Intelsat Jackson Holdings SA (D)	9.500	09-30-22		6,375,000	7,347,188
Radiate Holdco LLC (D)	6.625	02-15-25		1,250,000	1,125,000
Interactive media and services 0.1%
GTT Communications, Inc. (D)(E)	7.875	12-31-24		1,250,000	1,146,875
Media 1.3%
Altice Financing SA (D)	6.625	02-15-23		1,250,000	1,234,375
Altice Finco SA (D)	7.625	02-15-25		1,250,000	1,068,750
Altice Luxembourg SA (D)	7.750	05-15-22		3,235,000	3,081,338
CBS Radio, Inc. (D)(E)	7.250	11-01-24		1,250,000	1,196,875
CCO Holdings LLC (D)	5.125	05-01-27		1,250,000	1,184,375
CSC Holdings LLC (D)	6.625	10-15-25		4,310,000	4,481,883
MDC Partners, Inc. (D)	6.500	05-01-24		2,250,000	1,912,500
Ziggo Bond Company BV (D)	6.000	01-15-27		1,300,000	1,166,750
Wireless telecommunication services 0.4%
Sprint Communications, Inc.	11.500	11-15-21		180,000	207,990
Sprint Corp.	7.875	09-15-23		3,180,000	3,339,000
Wind Tre SpA (D)	5.000	01-20-26		2,275,000	1,883,941
Consumer discretionary 1.3%					15,251,074
Diversified consumer services 0.1%
Midas Intermediate Holdco II LLC (D)	7.875	10-01-22		1,250,000	1,106,250
Hotels, restaurants and leisure 0.5%
Hilton Worldwide Finance LLC	4.875	04-01-27		1,860,000	1,773,975
IRB Holding Corp. (D)	6.750	02-15-26		1,250,000	1,153,125
Scientific Games International, Inc. (D)	5.000	10-15-25		3,858,000	3,611,667
Leisure products 0.3%
GLP Capital LP	5.250	06-01-25		2,590,000	2,573,165
Mattel, Inc. (D)	6.750	12-31-25		1,250,000	1,178,125
Specialty retail 0.2%
Maxeda DIY Holding BV	6.125	07-15-22	EUR	1,875,000	1,929,767
Textiles, apparel and luxury goods 0.2%
Hanesbrands, Inc. (D)	4.625	05-15-24		2,000,000	1,925,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 0.3%				$2,703,125
Food and staples retailing 0.1%
Matterhorn Merger Sub LLC (D)	8.500	06-01-26	1,250,000	1,090,625
Household products 0.2%
Kronos Acquisition Holdings, Inc. (D)	9.000	08-15-23	1,875,000	1,612,500
Energy 0.4%				5,079,743
Oil, gas and consumable fuels 0.4%
Bruin E&P Partners LLC (D)	8.875	08-01-23	1,875,000	1,743,750
Murray Energy Corp. (9.000% Cash and 3.000% PIK) (D)(E)	12.000	04-15-24	1,261,041	748,743
Range Resources Corp.	5.875	07-01-22	2,620,000	2,587,250
Health care 0.7%				8,681,871
Health care providers and services 0.6%
HCA, Inc.	5.250	06-15-26	2,760,000	2,777,250
HCA, Inc.	5.375	02-01-25	1,133,000	1,140,081
HCA, Inc.	5.375	09-01-26	3,617,000	3,580,830
Pharmaceuticals 0.1%
Bausch Health Companies, Inc. (D)	9.000	12-15-25	1,122,000	1,183,710
Industrials 1.0%				12,117,654
Aerospace and defense 0.2%
Pioneer Holdings LLC (D)	9.000	11-01-22	1,250,000	1,275,000
TransDigm, Inc.	6.500	05-15-25	1,275,000	1,270,219
Commercial services and supplies 0.4%
Aptim Corp. (D)(E)	7.750	06-15-25	1,875,000	1,462,500
Prime Security Services Borrower LLC (D)	9.250	05-15-23	2,611,000	2,767,660
Construction and engineering 0.1%
AECOM	5.125	03-15-27	1,250,000	1,136,875
Machinery 0.1%
Stevens Holding Company, Inc. (D)	6.125	10-01-26	248,000	244,900
Titan Acquisition, Ltd. (D)	7.750	04-15-26	1,875,000	1,537,500
Trading companies and distributors 0.2%
Park Aerospace Holdings, Ltd. (D)	5.250	08-15-22	2,423,000	2,423,000
Information technology 0.3%				3,703,863
Communications equipment 0.1%
DKT Finance ApS (D)	9.375	06-17-23	1,250,000	1,300,000
IT services 0.2%
Gartner, Inc. (D)	5.125	04-01-25	560,000	552,300
Travelport Corporate Finance PLC (D)	6.000	03-15-26	1,875,000	1,851,563
Materials 0.6%				6,668,058
Construction materials 0.1%
New Enterprise Stone & Lime Company, Inc. (D)	6.250	03-15-26	1,250,000	1,150,000
Summit Materials LLC (D)	5.125	06-01-25	277,000	251,378
Containers and packaging 0.5%
Ardagh Packaging Finance PLC (D)	6.000	02-15-25	1,250,000	1,164,063
BWAY Holding Company (D)	5.500	04-15-24	2,500,000	2,393,750
BWAY Holding Company (D)	7.250	04-15-25	1,875,000	1,701,563
Metals and mining 0.0%
Midwest Vanadium Pty, Ltd. (C)(D)	11.500	02-15-18	5,668,325	7,304
10	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate 0.1%				$1,131,300
Equity real estate investment trusts 0.1%
Iron Mountain, Inc. (D)	5.250	03-15-28	1,250,000	1,131,300

	Shares	Value
Common stocks 0.3%		$4,212,338
(Cost $22,385,387)
Consumer discretionary 0.0%		22
Hotels, restaurants and leisure 0.0%
QCE LLC (F)(G)	21,586	22
Energy 0.3%		4,212,316
Energy equipment and services 0.0%
Hercules Offshore, Inc. (F)(G)	196,736	131,581
Oil, gas and consumable fuels 0.3%
Blue Ridge Mountain Resources, Inc. (G)	859,102	4,080,735

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$881
(Cost $0)
Magellan Health, Inc. (F)(G)	9.750	05-15-20	3,400,000	881

	Yield (%)	Shares	Value
Securities lending collateral 0.5%			$5,903,940
(Cost $5,904,490)
John Hancock Collateral Trust (H)	2.3749(I)	590,241	5,903,940
Short-term investments 9.5%			$113,500,180
(Cost $113,500,180)
Money market funds 9.5%			113,500,180
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.1426(I)	113,500,180	113,500,180
Total investments (Cost $1,381,813,052) 110.3%			$1,321,914,785
Other assets and liabilities, net (10.3%)			(123,152,910)
Total net assets 100.0%			$1,198,761,875

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(B)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(C)	Non-income producing - Issuer is in default.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $5,623,275.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Non-income producing security.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 11-30-18.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	11

The fund had the following country composition as a percentage of net assets on 11-30-18:
United States	85.9%
Luxembourg	3.0%
Canada	2.7%
France	1.8%
Ireland	1.3%
Sweden	1.0%
Other countries	4.3%
TOTAL	100.0%
12	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	22,340,000	USD	25,482,155	Citibank N.A.	12/7/2018	—	$(185,292)
USD	67,590,025	EUR	59,130,000	Citibank N.A.	12/7/2018	$633,737	—
						$633,737	$(185,292)

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	13

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2018, by major security category or type:

	Total value at 11-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Term loans	$1,111,487,824	—	$1,111,487,824	—
Corporate bonds	86,809,622	—	86,809,622	—
Common stocks	4,212,338	—	4,080,735	$131,603
Escrow certificates	881	—	—	881
Securities lending collateral	5,903,940	$5,903,940	—	—
Short-term investments	113,500,180	113,500,180	—	—
Total investments in securities	$1,321,914,785	$119,404,120	$1,202,378,181	$132,484
Derivatives:
Assets
Forward foreign currency contracts	$633,737	—	$633,737	—
Liabilities
Forward foreign currency contracts	(185,292)	—	(185,292)	—

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including

       14

the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At November 30, 2018, the fund had $207,894 in unfunded loan commitments outstanding.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30,2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and manage currency exposure.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	3,940,471	967,170	(4,317,400)	590,241	—	—	$167	($1,733)	$5,903,940

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       15

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	328Q1	11/18
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.		1/19

John Hancock

Fundamental Global Franchise Fund

Quarterly portfolio holdings 11/30/18

Fund’s investments
As of 11-30-18 (unaudited)
	Shares	Value
Common stocks 91.1%		$363,949,511
(Cost $311,723,354)
Belgium 5.2%		20,605,005
Anheuser-Busch InBev SA	268,188	20,605,005
France 7.1%		28,295,507
Danone SA	274,709	20,511,380
Sodexo SA	75,216	7,784,127
Italy 6.1%		24,563,891
Ferrari NV	135,987	14,904,175
Salvatore Ferragamo SpA	411,726	9,659,716
Japan 1.0%		4,081,274
Asics Corp.	282,300	4,081,274
Netherlands 7.2%		28,807,802
Heineken Holding NV	325,393	28,807,802
Switzerland 8.4%		33,513,447
Cie Financiere Richemont SA	229,952	14,942,428
Nestle SA	217,681	18,571,019
United Kingdom 8.3%		33,048,093
Diageo PLC	356,059	12,858,456
Reckitt Benckiser Group PLC	242,544	20,189,637
United States 47.8%		191,034,492
Allergan PLC	106,430	16,666,938
Alphabet, Inc., Class A (A)	3,821	4,239,973
Alphabet, Inc., Class C (A)	3,822	4,182,910
Amazon.com, Inc. (A)	10,201	17,241,424
American Express Company	50,084	5,622,931
American Tower Corp.	99,326	16,338,134
Apple, Inc.	34,394	6,142,081
AutoZone, Inc. (A)	15,467	12,513,886
Biogen, Inc. (A)	30,559	10,198,149
Comcast Corp., Class A	122,252	4,769,051
eBay, Inc. (A)	976,170	29,138,675
Gilead Sciences, Inc.	99,292	7,143,066
Liberty Media Corp.-Liberty Formula One, Series A (A)	289,861	8,353,794
Liberty Media Corp.-Liberty Formula One, Series C (A)	313,685	9,354,087
Ralph Lauren Corp.	61,140	6,810,996
Tempur Sealy International, Inc. (A)	274,897	14,014,249
The Hain Celestial Group, Inc. (A)	162,856	3,371,119
Walmart, Inc.	152,924	14,933,029

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 17.1%				$68,083,986
(Cost $68,080,336)
U.S. Government Agency 8.2%				32,541,000
Federal Agricultural Mortgage Corp. Discount Note	2.050	12-03-18	7,919,000	7,919,000
Federal Home Loan Bank Discount Note	2.050	12-03-18	24,622,000	24,622,000

2	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield (%)	Shares	Value
Money market funds 8.9%			35,542,986

JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	2.0771(B)	35,542,986	35,542,986
Total investments (Cost $379,803,690) 108.2%			$432,033,497
Other assets and liabilities, net (8.2%)			(32,618,074)
Total net assets 100.0%			$399,415,423

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 11-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 11-30-18:
Consumer staples	35.0%
Consumer discretionary	32.7%
Health care	8.6%
Communication services	7.8%
Real estate	4.1%
Information technology	1.5%
Financials	1.4%
Short-term investments and other	8.9%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2018, by major security category or type:

	Total value at 11-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$20,605,005	—	$20,605,005	—
France	28,295,507	—	28,295,507	—
Italy	24,563,891	$14,904,175	9,659,716	—
Japan	4,081,274	—	4,081,274	—
Netherlands	28,807,802	—	28,807,802	—
Switzerland	33,513,447	—	33,513,447	—
United Kingdom	33,048,093	—	33,048,093	—
United States	191,034,492	191,034,492	—	—
Short-term investments	68,083,986	35,542,986	32,541,000	—
Total investments in securities	$432,033,497	$241,481,653	$190,551,844	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	398Q1	11/18
This report is for the information of the shareholders of John Hancock Fundamental Global Franchise Fund.		1/19

John Hancock

Global Equity Fund

Quarterly portfolio holdings 11/30/18

Fund’s investments
As of 11-30-18 (unaudited)
	Shares	Value
Common stocks 96.6%		$708,764,652
(Cost $679,114,551)
Australia 3.2%		23,496,860
Amcor, Ltd.	2,388,859	23,496,860
Brazil 0.7%		5,212,213
Cielo SA	2,117,400	5,212,213
France 8.7%		63,877,225
Airbus SE	114,848	12,316,843
Cie Generale des Etablissements Michelin SCA	180,370	18,901,247
Safran SA	57,522	7,199,984
Sanofi	127,118	11,524,612
TOTAL SA	250,531	13,934,539
Germany 2.9%		21,531,890
Deutsche Boerse AG	59,774	7,656,608
Merck KGaA	125,343	13,875,282
Hong Kong 3.2%		23,219,875
China Mobile, Ltd.	1,198,500	11,946,954
CK Hutchison Holdings, Ltd.	1,074,706	11,272,921
Ireland 3.2%		23,892,580
CRH PLC	581,566	15,990,017
Medtronic PLC	81,027	7,902,563
Japan 2.0%		14,789,991
Mitsubishi Estate Company, Ltd.	921,400	14,789,991
Netherlands 9.7%		71,202,630
Akzo Nobel NV	107,431	9,027,631
Heineken NV	240,914	22,087,980
Koninklijke Ahold Delhaize NV	329,621	8,494,442
Koninklijke Philips NV	534,114	20,253,637
Wolters Kluwer NV	187,556	11,338,940
Switzerland 10.1%		73,793,358
Chubb, Ltd.	145,720	19,488,591
Nestle SA	321,043	27,389,141
Novartis AG	169,044	15,433,958
Roche Holding AG	44,231	11,481,668
Taiwan 1.0%		7,297,046
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	194,122	7,297,046
United Kingdom 4.5%		32,744,904
Direct Line Insurance Group PLC	2,011,956	8,429,937
Experian PLC	394,220	9,617,118
Unilever NV	264,852	14,697,849
United States 47.4%		347,706,080
Advance Auto Parts, Inc.	67,404	11,978,365
Affiliated Managers Group, Inc.	140,127	15,570,912
Apple, Inc.	154,279	27,551,144
Arthur J. Gallagher & Company	86,457	6,663,241
Cisco Systems, Inc.	169,001	8,090,078
eBay, Inc. (A)	405,277	12,097,518
Exxon Mobil Corp.	229,314	18,230,463
2	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United States (continued)
Fortune Brands Home & Security, Inc.	143,579	$6,288,760
Huntington Bancshares, Inc.	1,057,323	15,426,343
Johnson & Johnson	157,592	23,150,265
Johnson Controls International PLC	574,320	19,974,850
JPMorgan Chase & Co.	156,535	17,405,127
KeyCorp	843,503	15,469,845
Microsoft Corp.	225,516	25,007,469
Mondelez International, Inc., Class A	334,043	15,025,254
Oracle Corp.	310,311	15,130,764
Synchrony Financial	432,295	11,231,024
The Procter & Gamble Company	79,231	7,488,122
United Technologies Corp.	175,162	21,341,738
Verizon Communications, Inc.	324,045	19,539,914
Wells Fargo & Company	491,371	26,671,618

Whirlpool Corp.	66,386	8,373,266
Preferred securities 1.8%		$13,156,691
(Cost $15,251,258)
South Korea 1.8%		13,156,691
Samsung Electronics Company, Ltd.	435,013	13,156,691

	Yield (%)	Shares	Value
Short-term investments 2.2%			$16,211,957
(Cost $16,211,957)
Money market funds 2.2%			16,211,957
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	2.0771(B)	16,211,957	16,211,957
Total investments (Cost $710,577,766) 100.6%			$738,133,300
Other assets and liabilities, net (0.6%)			(4,305,151)
Total net assets 100.0%			$733,828,149

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 11-30-18.
The fund had the following sector composition as a percentage of net assets on 11-30-18:

Financials	19.6%
Health care	14.1%
Information technology	13.9%
Industrials	13.6%
Consumer staples	12.9%
Consumer discretionary	7.0%
Materials	6.6%
Energy	4.4%
Communication services	4.3%
Real estate	2.0%
Short-term investments and other	1.6%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	3

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	34,345,907	USD	38,801,670	Goldman Sachs	12/19/2018	$144,890	—
USD	40,247,942	EUR	34,345,907	Goldman Sachs	12/19/2018	1,301,382	—
USD	39,148,770	EUR	34,345,907	Goldman Sachs	3/20/2019	—	$(110,412)
						$1,446,272	$(110,412)

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
4	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2018, by major security category or type:

	Total Value at 11-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in securities:
Assets
Common stocks
Australia	$23,496,860	—	$23,496,860	—
Brazil	5,212,213	—	5,212,213	—
France	63,877,225	—	63,877,225	—
Germany	21,531,890	—	21,531,890	—
Hong Kong	23,219,875	—	23,219,875	—
Ireland	23,892,580	$7,902,563	15,990,017	—
Japan	14,789,991	—	14,789,991	—
Netherlands	71,202,630	—	71,202,630	—
Switzerland	73,793,358	19,488,591	54,304,767	—
Taiwan	7,297,046	7,297,046	—	—
United Kingdom	32,744,904	—	32,744,904	—
United States	347,706,080	347,706,080	—	—
Preferred securities	13,156,691	—	13,156,691	—
Short-term investments	16,211,957	16,211,957	—	—
Total investments in securities	$738,133,300	$398,606,237	$339,527,063	—
Derivatives:
Assets
Forward foreign currency contracts	$1,446,272	—	$1,446,272	—

       5

	Total Value at 11-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities
Forward foreign currency contracts	(110,412)	—	(110,412)	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	1,522,830	3,677,898	(5,200,728)	—	—	—	($3,017)	($848)	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	425Q1	11/18
This report is for the information of the shareholders of John Hancock Global Equity Fund.		1/19

John Hancock

Income Allocation Fund

Quarterly portfolio holdings 11/30/18

Fund’s investments
As of 11-30-18 (unaudited)
	Shares	Value
Affiliated investment companies (A) 85.4%		$4,909,233
(Cost $5,105,135)
Equity 13.8%		793,939
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	22,765	259,516
Global Shareholder Yield, Class NAV, JHF III (Epoch)	48,060	534,423
Fixed income 71.6%		4,115,294
Bond, Class NAV, JHSB (JHAM) (B)(C)	87,223	1,317,060
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	47,967	417,793
Floating Rate Income, Class NAV, JHF II (Bain Capital)	31,028	256,910
High Yield, Class NAV, JHBT (JHAM) (B)(C)	69,587	229,637
High Yield, Class NAV, JHF II (WAMCO)	26,037	201,006
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	26,632	246,611
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	125,144	1,262,708

U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	16,872	183,569
Unaffiliated investment companies 14.1%		$807,090
(Cost $803,864)
Exchange-traded funds 14.1%		807,090
Global X MLP ETF	13,412	114,538
iShares U.S. Preferred Stock ETF (D)	3,241	114,018
SPDR S&P International Dividend ETF	3,907	143,465
Vanguard Global ex-U.S. Real Estate ETF	1,035	56,987
Vanguard High Dividend Yield ETF	3,710	319,876
Vanguard Real Estate ETF	710	58,206

	Yield (%)	Shares	Value
Securities lending collateral 1.9%			$111,597
(Cost $111,600)
John Hancock Collateral Trust (E)	2.3749(F)	11,157	111,597

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.6%				$33,927
(Cost $33,925)
U.S. Government 0.4%				19,988
U.S. Treasury Bill	2.135	12-13-18	20,000	19,988

	Yield (%)	Shares	Value
Money market funds 0.2%			13,939
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.1426(F)	13,939	13,939

Total investments (Cost $6,054,524) 102.0%	$5,861,847
Other assets and liabilities, net (2.0)%	(112,909)
Total net assets 100.0%	$5,748,938

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHSB	John Hancock Sovereign Bond Fund
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
2	JOHN HANCOCK INCOME ALLOCATION FUND | QUARTERLY REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $109,275.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 11-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Subadvisors of Affiliated Underlying Funds
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Epoch Investment Partners, Inc.	(Epoch)
John Hancock Asset Management	(JHAM)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)
SEE NOTES TO FINANCIAL STATEMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME ALLOCATION FUND	3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds, including John Hancock Collateral Trust, and other open-end management investment companies other than exchange-traded funds (ETFs) are valued at their respective NAVs each business day. ETFs held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2018, all investments are categorized as Level 1 under the hierarchy described above, except for U.S. Treasury bills which are categorized as Level 2.

Investment in affiliated underlying funds. The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying funds' net assets.

Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, by the fund from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Bond	91,227	3,816	(7,820)	87,223	$13,052	—	($6,562)	($22,020)	$1,317,060
Emerging Markets Debt	49,265	2,836	(4,134)	47,967	5,211	—	(3,943)	(2,383)	417,793
Floating Rate Income	31,137	2,698	(2,807)	31,028	2,662	—	(78)	(4,776)	256,910
Global Bond	7,280	100	(7,380)	—	—	—	(164)	(1,410)	—
Global Equity	21,969	2,116	(1,320)	22,765	—	—	(657)	(10,705)	259,516
Global Shareholder Yield	50,028	1,945	(3,913)	48,060	3,566	—	(977)	(8,749)	534,423
High Yield (JHAM)	57,687	16,188	(4,288)	69,587	2,964	—	(472)	(7,595)	229,637
High Yield (WAMCO)	28,245	1,315	(3,523)	26,037	3,421	—	(1,040)	(9,064)	201,006
John Hancock Collateral Trust	—	106,990	(95,833)	11,157	—	—	(40)	(3)	111,597
Short Duration Credit Opportunities	28,281	876	(2,525)	26,632	2,703	—	(899)	(2,208)	246,611
Strategic Income Opportunities	128,323	6,216	(9,395)	125,144	12,662	—	(6,110)	(25,927)	1,262,708
U.S. High Yield Bond	17,667	579	(1,374)	16,872	2,660	—	(484)	(4,927)	183,569

       4

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
					$48,901	—	($21,426)	($99,767)	$5,020,830

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	448Q1	11/18
This report is for the information of the shareholders of John Hancock Income Allocation Fund.		1/19

John Hancock

International Small Company Fund

Quarterly portfolio holdings 11/30/18

Fund’s investments
As of 11-30-18 (unaudited)
	Shares	Value
Common stocks 96.9%		$566,402,468
(Cost $533,874,067)
Australia 6.6%		38,707,736
3P Learning, Ltd. (A)	21,580	18,194
A2B Australia, Ltd.	32,294	51,928
Accent Group, Ltd.	76,348	71,968
Adairs, Ltd.	21,028	28,028
Adelaide Brighton, Ltd.	109,680	416,365
AED Oil, Ltd. (A)(B)	18,722	0
Aeon Metals, Ltd. (A)	46,964	8,968
Ainsworth Game Technology, Ltd. (C)	30,363	17,023
Alkane Resources, Ltd. (A)(C)	43,417	6,656
Alliance Aviation Services, Ltd.	7,793	13,981
ALS, Ltd.	85,168	452,936
Altium, Ltd.	28,335	472,805
AMA Group, Ltd.	84,778	62,719
Amaysim Australia, Ltd. (A)	42,294	34,372
Ansell, Ltd.	33,176	554,671
AP Eagers, Ltd.	29,178	146,352
Apollo Tourism & Leisure, Ltd.	13,545	12,388
Appen, Ltd.	23,268	238,759
ARB Corp., Ltd.	19,510	241,426
Ardent Leisure Group, Ltd.	160,970	175,891
ARQ Group, Ltd.	37,941	60,818
Asaleo Care, Ltd.	95,037	45,615
Atlas Arteria, Ltd.	112,630	552,689
AUB Group, Ltd.	20,505	183,432
Aurelia Metals, Ltd. (A)	176,268	92,505
Ausdrill, Ltd.	142,220	151,285
Austal, Ltd.	94,062	128,029
Austin Engineering, Ltd. (A)	63,990	10,816
Australian Agricultural Company, Ltd. (A)	123,938	108,998
Australian Finance Group, Ltd.	24,519	24,044
Australian Pharmaceutical Industries, Ltd.	121,309	130,247
Australian Vintage, Ltd.	84,634	31,585
Auswide Bank, Ltd.	4,752	18,533
Automotive Holdings Group, Ltd. (C)	66,559	79,501
Aveo Group	113,999	142,064
AVJennings, Ltd.	46,118	19,240
Baby Bunting Group, Ltd.	16,263	27,635
Bank of Queensland, Ltd.	82,728	602,523
Bapcor, Ltd.	71,483	321,883
Base Resources, Ltd. (A)	88,900	15,632
Beach Energy, Ltd.	525,374	589,625
Beadell Resources, Ltd. (A)	123,034	4,058
Bega Cheese, Ltd.	58,103	252,800
Bell Financial Group, Ltd.	16,891	11,621
Bellamy's Australia, Ltd. (A)(C)	23,733	127,422
Bingo Industries, Ltd.	71,035	115,481
Blackmores, Ltd. (C)	3,481	315,752
Blue Energy, Ltd. (A)	150,000	5,513
Blue Sky Alternative Investments, Ltd. (A)(C)	12,467	9,367
Bravura Solutions, Ltd.	42,006	114,358
Breville Group, Ltd.	23,948	192,963
2	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Australia (continued)
Brickworks, Ltd.	22,057	$264,330
Bubs Australia, Ltd. (A)	40,716	14,029
Buru Energy, Ltd. (A)	64,288	11,541
BWX, Ltd. (C)	28,245	68,331
Capilano Honey, Ltd. (B)	1,673	25,581
Capitol Health, Ltd.	176,962	36,312
Capral, Ltd.	185,374	17,622
Cardno, Ltd. (A)	82,690	65,480
Carnarvon Petroleum, Ltd. (A)	328,922	79,891
carsales.com, Ltd.	62,746	546,320
Cash Converters International, Ltd. (A)	110,306	20,613
Catapult Group International, Ltd. (A)	14,492	10,775
Cedar Woods Properties, Ltd.	16,896	64,384
Centuria Capital Group	22,333	21,573
City Chic Collective, Ltd. (A)	27,747	22,751
Civmec, Ltd.	40,300	13,195
Class, Ltd.	16,518	21,797
Clean Seas Seafood, Ltd. (A)	16,659	14,003
Cleanaway Waste Management, Ltd.	622,906	776,027
Clinuvel Pharmaceuticals, Ltd.	6,936	86,543
Clover Corp., Ltd.	37,057	39,245
Codan, Ltd.	27,423	59,396
Collection House, Ltd. (C)	43,772	43,598
Collins Foods, Ltd.	33,092	177,957
Cooper Energy, Ltd. (A)	443,898	133,411
Corporate Travel Management, Ltd.	17,200	290,694
Costa Group Holdings, Ltd.	68,751	384,172
Credit Corp. Group, Ltd.	16,619	234,402
CSG, Ltd. (A)	113,221	13,252
CSR, Ltd.	158,315	348,438
CuDeco, Ltd. (A)(B)	21,846	3,752
Data#3, Ltd.	32,272	36,195
Decmil Group, Ltd. (A)	52,790	27,399
Dicker Data, Ltd.	6,644	13,761
Domain Holdings Australia, Ltd.	65,705	116,235
Domino's Pizza Enterprises, Ltd.	8,400	283,394
Donaco International, Ltd. (A)	38,314	2,271
Dongfang Modern Agriculture Holding Group, Ltd. (A)	26,600	17,766
Doray Minerals, Ltd. (A)	22,556	5,121
Downer EDI, Ltd.	152,113	700,263
DuluxGroup, Ltd.	97,656	490,474
DWS, Ltd.	21,883	18,390
Eclipx Group, Ltd.	71,025	130,393
Elanor Investor Group	8,694	11,832
Elders, Ltd.	32,491	161,272
Ellex Medical Lasers, Ltd. (A)	38,902	19,969
Emeco Holdings, Ltd. (A)	41,341	78,274
EML Payments, Ltd. (A)	30,555	34,248
Energy Resources of Australia, Ltd. (A)	64,781	14,263
Energy World Corp., Ltd. (A)	226,411	23,977
EQT Holdings, Ltd.	5,139	84,819
ERM Power, Ltd.	49,837	61,793
Estia Health, Ltd.	28,726	45,250
Euroz, Ltd.	34,787	30,400
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	3

	Shares	Value
Australia (continued)
EVENT Hospitality and Entertainment, Ltd.	31,076	$309,778
Fairfax Media, Ltd.	719,950	349,403
FAR, Ltd. (A)	876,239	44,391
Finbar Group, Ltd.	71,892	43,912
Fleetwood Corp., Ltd.	32,879	50,767
FlexiGroup, Ltd.	72,533	79,692
Freedom Foods Group, Ltd.	11,660	45,139
G8 Education, Ltd.	114,130	234,269
Galaxy Resources, Ltd. (A)(C)	116,511	231,601
Galilee Energy, Ltd. (A)	31,997	14,310
Gascoyne Resources, Ltd. (Australian Securities Exchange) (A)	70,362	4,690
GBST Holdings, Ltd.	13,763	16,599
Genworth Mortgage Insurance Australia, Ltd.	71,185	117,381
Global Construction Services, Ltd.	83,829	30,717
Gold Road Resources, Ltd. (A)	271,265	124,076
GrainCorp, Ltd., Class A	60,844	325,167
Grange Resources, Ltd.	206,285	28,126
Greencross, Ltd.	27,756	109,962
Greenland Minerals & Energy, Ltd. (A)(C)	176,827	10,361
GUD Holdings, Ltd.	25,794	231,241
GWA Group, Ltd.	55,958	106,773
Hansen Technologies, Ltd.	46,149	121,173
Harvey Norman Holdings, Ltd. (C)	122,701	284,067
Healthscope, Ltd.	235,083	389,269
Helloworld Travel, Ltd. (C)	4,675	20,517
Highfield Resources, Ltd. (A)	40,292	20,412
Horizon Oil, Ltd. (A)	443,056	32,428
HT&E, Ltd. (C)	111,610	144,806
HUB24, Ltd.	8,967	91,609
Huon Aquaculture Group, Ltd.	5,452	18,352
IDP Education, Ltd.	29,998	201,441
Iluka Resources, Ltd.	86,516	513,409
Imdex, Ltd. (A)	115,153	98,856
IMF Bentham, Ltd.	63,992	137,714
Independence Group NL	143,639	400,590
Infigen Energy (A)	250,551	85,431
Infomedia, Ltd.	101,032	86,771
Inghams Group, Ltd. (C)	56,247	180,818
Integral Diagnostics, Ltd.	24,311	50,041
Integrated Research, Ltd.	23,574	31,806
International Ferro Metals, Ltd. (A)(B)	9,556	0
InvoCare, Ltd. (C)	30,274	261,027
IOOF Holdings, Ltd.	83,527	422,292
IPH, Ltd.	40,623	168,657
IRESS, Ltd.	36,769	306,039
iSelect, Ltd.	51,481	26,286
iSentia Group, Ltd.	35,198	8,519
IVE Group, Ltd.	34,635	52,971
Japara Healthcare, Ltd.	72,444	62,463
JB Hi-Fi, Ltd. (C)	32,312	549,159
Jumbo Interactive, Ltd.	11,374	68,398
Jupiter Mines, Ltd.	50,025	10,444
Karoon Gas Australia, Ltd. (A)	56,253	39,193
Kingsgate Consolidated, Ltd. (A)	71,822	8,944
4	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Australia (continued)
Kogan.com, Ltd.	9,189	$21,704
Lifestyle Communities, Ltd.	15,596	62,833
Link Administration Holdings, Ltd.	90,644	464,813
Lovisa Holdings, Ltd.	10,617	59,604
Lycopodium, Ltd.	4,375	15,972
MACA, Ltd.	60,062	39,327
Macmahon Holdings, Ltd. (A)(C)	350,904	60,438
MaxiTRANS Industries, Ltd.	51,752	20,410
Mayne Pharma Group, Ltd. (A)	371,268	266,862
McMillan Shakespeare, Ltd.	19,196	199,079
McPherson's, Ltd.	20,700	19,783
Medusa Mining, Ltd. (A)	50,437	11,421
Mesoblast, Ltd. (A)(C)	77,978	75,965
Metals X, Ltd. (A)(C)	148,546	45,264
Metcash, Ltd.	277,008	563,022
Metro Mining, Ltd. (A)	66,430	8,058
Michael Hill International, Ltd.	43,259	19,933
Michael Hill International, Ltd. (Australian Securities Exchange)	8,882	3,966
Millennium Minerals, Ltd. (A)	86,302	11,989
Mincor Resources NL (A)(C)	61,262	15,699
Mineral Resources, Ltd.	37,894	424,786
MMA Offshore, Ltd. (A)	237,016	30,389
MNF Group, Ltd.	8,989	26,252
MOD Resources, Ltd. (A)	20,408	5,466
Monadelphous Group, Ltd.	25,805	266,123
Monash IVF Group, Ltd. (C)	42,419	29,501
Money3 Corp., Ltd.	24,886	30,291
Mortgage Choice, Ltd. (C)	31,859	28,869
Motorcycle Holdings, Ltd.	5,321	7,421
Mount Gibson Iron, Ltd.	228,631	85,399
Myer Holdings, Ltd. (A)	238,448	79,466
MYOB Group, Ltd.	111,637	282,973
MyState, Ltd.	25,754	82,475
Navigator Global Investments, Ltd.	34,265	112,696
Navitas, Ltd.	59,618	217,311
NetComm Wireless, Ltd. (A)(C)	27,395	14,644
New Hope Corp., Ltd.	52,852	129,612
NEXTDC, Ltd. (A)	80,479	381,397
nib Holdings, Ltd.	118,235	430,419
Nick Scali, Ltd.	17,164	66,558
Nine Entertainment Company Holdings, Ltd.	201,203	259,086
Noni B, Ltd.	5,190	10,971
NRW Holdings, Ltd.	102,666	137,711
Nufarm, Ltd.	72,262	320,962
OceanaGold Corp.	156,504	455,854
OFX Group, Ltd.	66,543	87,386
Onevue Holdings, Ltd. (A)	26,955	11,893
oOh!media, Ltd.	58,812	186,052
Orora, Ltd.	282,048	676,237
OZ Minerals, Ltd.	95,670	608,246
Pacific Current Group, Ltd.	9,714	40,713
Pacific Energy, Ltd.	12,516	5,540
Pacific Smiles Group, Ltd.	11,867	11,492
Pact Group Holdings, Ltd.	50,469	126,883
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	5

	Shares	Value
Australia (continued)
Panoramic Resources, Ltd. (A)	85,975	$22,143
Pantoro, Ltd. (A)	112,660	16,503
Paragon Care, Ltd.	76,290	35,484
Paringa Resources, Ltd. (A)	54,766	7,651
Peet, Ltd.	111,550	85,922
Pendal Group, Ltd.	58,783	364,826
Perpetual, Ltd.	12,732	330,325
Perseus Mining, Ltd. (A)	300,993	77,101
Pilbara Minerals, Ltd. (A)(C)	134,374	83,144
Pioneer Credit, Ltd.	11,509	24,595
Platinum Asset Management, Ltd. (C)	53,389	212,038
PMP, Ltd. (A)	70,654	11,099
Praemium, Ltd. (A)	68,020	34,538
Premier Investments, Ltd.	29,251	358,701
Primary Health Care, Ltd.	178,837	347,945
Prime Media Group, Ltd. (A)	115,482	18,995
Pro Medicus, Ltd.	10,129	75,031
PSC Insurance Group, Ltd.	9,460	17,631
PWR Holdings, Ltd.	10,032	27,219
QMS Media, Ltd.	16,075	10,894
Qube Holdings, Ltd.	202,557	396,846
Quintis, Ltd. (A)(B)	84,711	18,265
Ramelius Resources, Ltd. (A)	159,170	44,693
RCR Tomlinson, Ltd. (B)	79,405	50,492
Reckon, Ltd.	25,906	13,425
Red River Resources, Ltd. (A)	130,095	17,228
Regis Healthcare, Ltd.	32,984	66,464
Regis Resources, Ltd.	119,151	369,778
Resolute Mining, Ltd.	222,951	154,731
Retail Food Group, Ltd. (A)(C)	34,197	9,381
Rhipe, Ltd.	11,706	10,619
Ridley Corp., Ltd.	77,396	78,687
RPMGlobal Holdings, Ltd. (A)	1,806	794
Ruralco Holdings, Ltd.	7,211	16,121
RXP Services, Ltd.	37,930	13,614
Salmat, Ltd.	15,825	7,173
Sandfire Resources NL	45,259	212,710
Saracen Mineral Holdings, Ltd. (A)	220,163	398,020
Scottish Pacific Group, Ltd.	7,773	24,949
SeaLink Travel Group, Ltd.	16,401	51,038
Select Harvests, Ltd.	28,721	121,878
Senetas Corp., Ltd. (A)	298,765	21,468
Senex Energy, Ltd. (A)(C)	394,271	111,324
Servcorp, Ltd.	13,949	30,582
Service Stream, Ltd.	75,404	98,370
Seven Group Holdings, Ltd.	7,785	91,087
Seven West Media, Ltd. (A)	295,377	147,863
SG Fleet Group, Ltd.	23,167	48,961
Sheffield Resources Ltd./Au (A)	27,770	15,797
Shine Corporate, Ltd.	13,336	6,976
Sigma Healthcare, Ltd.	413,072	148,556
Silver Chef, Ltd.	8,737	9,778
Silver Lake Resources, Ltd. (A)	139,346	48,443
SmartGroup Corp., Ltd.	21,092	157,569
6	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Australia (continued)
Southern Cross Electrical Engineering, Ltd.	16,667	$7,696
Southern Cross Media Group, Ltd.	194,441	154,278
Spark Infrastructure Group	400,554	689,804
SpeedCast International, Ltd.	61,742	148,623
St. Barbara, Ltd.	136,073	441,582
Stanmore Coal, Ltd.	36,599	26,868
Steadfast Group, Ltd.	198,531	392,877
Strike Energy, Ltd. (A)	48,901	3,506
Sunland Group, Ltd.	30,172	30,899
Super Retail Group, Ltd.	39,181	210,272
Superloop, Ltd. (A)	26,642	32,676
Syrah Resources, Ltd. (A)(C)	86,518	103,712
Tassal Group, Ltd.	58,126	178,773
Technology One, Ltd.	61,346	280,628
Terracom, Ltd. (A)	42,819	18,678
The Citadel Group, Ltd.	7,347	41,512
The Reject Shop, Ltd.	7,826	16,498
Thorn Group, Ltd.	45,862	17,647
Tiger Resources, Ltd. (A)(B)	420,741	15,068
Troy Resources, Ltd. (A)	137,215	11,537
Villa World, Ltd.	30,864	43,588
Village Roadshow, Ltd. (A)	25,935	46,487
Virgin Australia Holdings, Ltd. (A)(C)	305,078	42,422
Virgin Australia Holdings, Ltd. (A)(B)	252,517	923
Virtus Health, Ltd.	22,711	81,493
Vita Group, Ltd.	34,628	27,954
Vocus Group, Ltd. (A)	132,350	325,474
Webjet, Ltd.	33,110	293,264
Webster, Ltd.	16,290	20,734
Western Areas, Ltd.	84,713	135,552
Westgold Resources, Ltd. (A)	60,504	44,060
WorleyParsons, Ltd.	73,544	713,030
WPP AUNZ, Ltd.	101,689	46,045
Austria 1.3%		7,526,009
Agrana Beteiligungs AG	3,948	81,530
ams AG (A)	11,303	315,948
ANDRITZ AG	14,107	681,243
AT&S Austria Technologie & Systemtechnik AG	7,603	153,325
CA Immobilien Anlagen AG	21,078	678,052
DO & CO AG	2,392	248,031
EVN AG	11,068	176,628
FACC AG	6,411	112,449
Flughafen Wien AG	768	29,848
IMMOFINANZ AG (A)	22,621	561,072
Kapsch TrafficCom AG	1,690	59,340
Lenzing AG	2,680	255,707
Mayr Melnhof Karton AG	2,131	275,572
Oesterreichische Post AG	8,317	306,902
Palfinger AG	4,994	159,088
POLYTEC Holding AG	4,411	45,422
Porr AG (C)	3,596	81,489
Rhi Magnesita NV	5,856	270,009
Rosenbauer International AG	1,097	50,183
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

	Shares	Value
Austria (continued)
S IMMO AG	15,641	$276,615
S&T AG (A)	16,322	362,125
Schoeller-Bleckmann Oilfield Equipment AG	3,435	288,121
Semperit AG Holding (A)	2,820	40,164
Strabag SE	4,708	166,997
Telekom Austria AG (A)	42,354	311,304
UBM Development AG	500	20,994
UNIQA Insurance Group AG	43,062	414,937
Vienna Insurance Group AG	10,086	259,785
Wienerberger AG	33,730	757,311
Zumtobel Group AG (A)	8,698	85,818
Belgium 1.6%		9,039,883
Ackermans & van Haaren NV	6,520	1,048,561
AGFA-Gevaert NV (A)	52,772	227,119
Akka Technologies	3,651	229,950
Atenor	1,054	62,269
Banque Nationale de Belgique	55	158,760
Barco NV	3,185	357,300
Bekaert SA	11,249	294,066
Biocartis NV (A)(D)	7,728	104,339
bpost SA	21,976	284,287
Celyad SA (A)	1,226	33,930
Cie d'Entreprises CFE	2,113	224,210
Cie Immobiliere de Belgique SA	872	50,032
Deceuninck NV	17,777	41,482
D'ieteren SA	8,384	336,837
Econocom Group SA (C)	34,482	125,921
Elia System Operator SA	7,808	521,292
Euronav NV	38,775	339,691
EVS Broadcast Equipment SA	3,643	87,120
Exmar NV (A)	10,007	76,673
Fagron	11,522	197,183
Galapagos NV (A)	12,814	1,293,461
Gimv NV	4,110	222,755
Ion Beam Applications (A)	6,591	123,672
Jensen-Group NV	878	35,425
Kinepolis Group NV	4,232	248,173
Lotus Bakeries (C)	81	197,464
MDxHealth (A)(C)	13,603	32,923
Melexis NV	5,085	301,551
Nyrstar NV (A)(C)	19,891	16,907
Ontex Group NV	16,821	355,018
Orange Belgium SA	9,729	181,923
Oxurion NV (A)	12,320	52,525
Picanol	683	57,415
Radisson Hospitality AB (A)	16,521	66,527
Recticel SA	14,373	108,004
Resilux	305	45,323
Roularta Media Group NV	668	11,360
Sioen Industries NV	2,343	64,712
Sipef NV	1,675	99,660
Telenet Group Holding NV	5,552	275,176
TER Beke SA	176	25,849
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Belgium (continued)
Tessenderlo Group SA (A)	9,350	$325,440
Van de Velde NV	1,691	44,734
Viohalco SA (A)	18,237	52,864
Bermuda 0.2%		1,246,432
Hiscox, Ltd.	57,948	1,246,432
Canada 7.8%		45,830,450
5N Plus, Inc. (A)	26,489	58,614
Absolute Software Corp.	12,902	79,724
Acadian Timber Corp.	2,634	29,717
Advantage Oil & Gas, Ltd. (A)	64,128	114,872
Aecon Group, Inc.	16,603	233,928
Africa Oil Corp. (A)(C)	10,700	9,342
Ag Growth International, Inc.	4,200	170,352
AGF Management, Ltd., Class B	27,342	102,894
AGT Food & Ingredients, Inc. (C)	6,651	77,540
Aimia, Inc. (A)	46,062	122,032
AirBoss of America Corp.	4,809	33,987
AKITA Drilling, Ltd., Class A	1,766	5,463
Alamos Gold, Inc., Class A	106,904	343,567
Alaris Royalty Corp. (C)	14,697	206,520
Alcanna, Inc.	10,576	58,347
Alexco Resource Corp. (A)(C)	35,137	26,975
Algoma Central Corp.	4,052	36,749
Alio Gold, Inc. (A)	9,897	7,076
Altius Minerals Corp.	14,000	135,927
Altus Group, Ltd.	11,740	232,741
Americas Silver Corp. (A)(C)	8,321	11,148
Amerigo Resources, Ltd. (A)	34,600	24,219
Andrew Peller, Ltd., Class A	9,193	97,489
ARC Resources, Ltd.	4,975	34,074
Aritzia, Inc. (A)	7,700	105,881
Arrow Exploration Corp. (A)	4,716	1,526
Asanko Gold, Inc. (A)	16,631	10,890
Atco, Ltd., Class I	2,923	89,385
Athabasca Oil Corp. (A)	150,957	117,025
ATS Automation Tooling Systems, Inc. (A)	28,791	368,813
AutoCanada, Inc. (C)	8,443	81,148
B2Gold Corp. (A)	259,931	639,728
Badger Daylighting, Ltd. (C)	11,768	282,276
Baytex Energy Corp. (A)	193,029	357,394
Bellatrix Exploration, Ltd. (A)(C)	9,891	7,444
Birch Mountain Resources, Ltd. (A)(B)	11,200	1
Birchcliff Energy, Ltd.	85,383	226,848
Bird Construction, Inc. (C)	10,185	51,360
Black Diamond Group, Ltd. (A)(C)	17,717	29,469
BlackPearl Resources, Inc. (A)	106,908	79,659
BMTC Group, Inc.	3,096	35,955
Bonavista Energy Corp.	81,137	76,334
Bonterra Energy Corp.	10,135	52,405
Boralex, Inc., Class A (C)	18,434	248,349
Brookfield Real Estate Services, Inc.	2,800	34,983
BSM Technologies, Inc. (A)(C)	16,900	9,667
Calfrac Well Services, Ltd. (A)(C)	36,548	73,445
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

	Shares	Value
Canada (continued)
Calian Group, Ltd.	2,739	$61,639
Canaccord Genuity Group, Inc.	49,199	241,061
Canacol Energy, Ltd. (A)	37,069	112,436
Canadian Western Bank	28,013	608,057
Canfor Corp. (A)	18,680	256,021
Canfor Pulp Products, Inc.	10,068	145,339
CanWel Building Materials Group, Ltd.	21,055	76,065
Capital Power Corp.	29,367	602,967
Capstone Mining Corp. (A)	129,433	61,373
Cardinal Energy, Ltd. (C)	41,663	80,902
Cargojet, Inc.	900	55,328
Cascades, Inc.	27,305	257,092
Celestica, Inc. (A)	36,782	378,160
Centerra Gold, Inc. (A)	68,716	279,281
Centerra Gold, Inc. (New York Stock Exchange) (A)	1,244	5,051
Cervus Equipment Corp.	3,597	37,062
CES Energy Solutions Corp. (C)	78,102	186,930
Chesswood Group, Ltd.	3,200	25,482
China Gold International Resources Corp., Ltd. (A)	90,882	123,123
Cineplex, Inc. (C)	17,505	340,574
Clearwater Seafoods, Inc. (C)	7,000	30,926
Cogeco Communications, Inc.	4,804	233,574
Cogeco, Inc.	2,092	97,983
Colliers International Group, Inc.	4,265	280,877
Colliers International Group, Inc. (New York Stock Exchange)	4,844	318,735
Computer Modelling Group, Ltd.	26,533	132,201
Conifex Timber, Inc. (A)	5,700	9,395
Continental Gold, Inc. (A)	56,476	89,263
Copper Mountain Mining Corp. (A)	78,268	50,661
Corby Spirit and Wine, Ltd.	3,744	56,555
Corridor Resources, Inc. (A)	11,000	6,954
Corus Entertainment, Inc., B Shares	36,032	134,240
Crew Energy, Inc. (A)	57,594	49,850
CRH Medical Corp. (A)	23,692	82,739
Delphi Energy Corp. (A)	76,367	33,337
Denison Mines Corp. (A)	171,019	99,112
Detour Gold Corp. (A)	30,566	227,062
DHX Media, Ltd. (C)	47,308	125,333
DIRTT Environmental Solutions (A)	18,708	95,888
Dorel Industries, Inc., Class B (C)	8,944	122,785
DREAM Unlimited Corp., Class A (A)	9,678	52,008
Dundee Precious Metals, Inc. (A)	46,670	120,131
Dynacor Gold Mines, Inc.	5,800	6,330
ECN Capital Corp.	80,929	215,015
EcoSynthetix, Inc. (A)	3,185	4,938
E-L Financial Corp., Ltd.	174	106,734
Eldorado Gold Corp. (A)	187,596	107,307
Element Fleet Management Corp.	32,557	172,752
Endeavour Silver Corp. (A)(C)	43,424	80,727
Endeavour Silver Corp. (New York Stock Exchange) (A)	1,400	2,590
Enerflex, Ltd.	28,152	345,583
Enerplus Corp.	62,600	602,136
Enghouse Systems, Ltd.	5,982	307,373
Ensign Energy Services, Inc.	47,038	178,784
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Canada (continued)
Entertainment One, Ltd.	93,048	$437,174
Equitable Group, Inc. (C)	4,656	244,075
Essential Energy Services, Ltd. (A)	57,270	14,655
Evertz Technologies, Ltd.	8,817	108,433
Exchange Income Corp. (C)	2,691	62,969
Exco Technologies, Ltd.	7,490	53,385
EXFO, Inc. (A)	8	25
EXFO, Inc. (Toronto Stock Exchange) (A)	1,146	3,605
Extendicare, Inc.	26,895	139,470
Fiera Capital Corp.	15,867	136,858
Firm Capital Mortgage Investment Corp.	7,600	76,306
First Majestic Silver Corp. (A)(C)	46,681	224,156
First Mining Gold Corp. (A)	127,000	24,852
First National Financial Corp. (C)	4,398	95,464
FirstService Corp.	4,746	360,027
FirstService Corp. (New York Stock Exchange)	3,794	286,978
Fission Uranium Corp. (A)	139,747	67,315
Fortuna Silver Mines, Inc. (A)	58,107	186,744
Fraser Papers, Inc. (A)(B)	4,800	0
Freehold Royalties, Ltd. (C)	32,709	212,209
Gamehost, Inc.	4,700	36,259
GDI Integrated Facility Services, Inc. (A)	1,700	23,863
Gear Energy, Ltd. (A)	60,000	27,095
Genesis Land Development Corp.	1,561	3,877
Genworth MI Canada, Inc.	14,945	490,537
Gibson Energy, Inc.	27,659	444,451
Glacier Media, Inc. (A)	8,800	4,106
Gluskin Sheff + Associates, Inc. (C)	9,442	76,608
GMP Capital, Inc.	23,708	33,903
goeasy, Ltd.	3,130	96,799
Golden Star Resources, Ltd. (A)	2,760	8,142
Golden Star Resources, Ltd. (A)	20,650	61,547
GoldMining, Inc. (A)	17,500	10,932
Gran Tierra Energy, Inc. (A)	117,929	314,205
Granite Oil Corp.	7,935	4,778
Great Canadian Gaming Corp. (A)	17,229	668,075
Great Panther Silver, Ltd. (A)	34,334	21,190
Great Panther Silver, Ltd. (New York Stock Exchange) (A)	1,300	805
Guardian Capital Group, Ltd., Class A	1,800	30,821
Guyana Goldfields, Inc. (A)(C)	57,265	58,185
Hanfeng Evergreen, Inc. (A)(B)	3,700	14
Heroux-Devtek, Inc. (A)	10,943	115,389
High Arctic Energy Services, Inc.	3,800	9,924
High Liner Foods, Inc. (C)	6,243	32,233
Home Capital Group, Inc. (A)(C)	23,012	305,002
Horizon North Logistics, Inc.	52,370	87,109
Hudbay Minerals, Inc.	77,782	394,574
Hudson's Bay Company (C)	33,127	217,913
IAMGOLD Corp. (A)	140,574	426,383
IBI Group, Inc. (A)	7,200	24,061
Imperial Metals Corp. (A)(C)	20,280	18,469
Indigo Books & Music, Inc. (A)	2,900	25,974
Information Services Corp.	2,500	30,595
Innergex Renewable Energy, Inc.	29,227	276,729
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

	Shares	Value
Canada (continued)
InPlay Oil Corp. (A)	7,300	$6,648
Interfor Corp. (A)	22,629	255,474
International Tower Hill Mines, Ltd. (A)	4,097	1,603
Intertape Polymer Group, Inc.	20,029	254,612
Jamieson Wellness, Inc.	5,896	96,518
Just Energy Group, Inc.	36,030	153,758
KAB Distribution, Inc. (A)(B)	18,405	0
K-Bro Linen, Inc.	3,186	85,726
Kelt Exploration, Ltd. (A)	50,655	166,988
Kinaxis, Inc. (A)	6,391	357,394
Kingsway Financial Services, Inc. (A)	2,175	5,206
Knight Therapeutics, Inc. (A)	37,873	243,717
KP Tissue, Inc.	1,200	7,560
Labrador Iron Ore Royalty Corp.	21,100	422,270
Largo Resources, Ltd. (A)(C)	36,500	100,546
Lassonde Industries, Inc., Class A	500	76,408
Laurentian Bank of Canada	12,024	377,195
Leagold Mining Corp. (A)(C)	25,100	27,770
Leon's Furniture, Ltd.	7,841	89,289
Lightstream Resources, Ltd. (A)(B)	75,972	6,576
Linamar Corp.	9,454	342,753
Lucara Diamond Corp.	95,630	136,033
Lundin Gold, Inc. (A)	14,300	51,123
Magellan Aerospace Corp.	4,483	55,841
Mainstreet Equity Corp. (A)	1,722	57,545
Major Drilling Group International, Inc. (A)	31,038	111,196
Mandalay Resources Corp. (A)	99,178	4,852
Maple Leaf Foods, Inc.	20,050	445,774
Marathon Gold Corp. (A)	15,600	8,336
Martinrea International, Inc.	31,411	253,907
Maxim Power Corp. (A)	6,300	10,195
Mediagrif Interactive Technologies, Inc.	4,600	34,968
Medical Facilities Corp.	11,330	137,292
MEG Energy Corp. (A)	68,978	431,940
Melcor Developments, Ltd.	4,800	45,159
Mitel Networks Corp. (A)	20,602	229,178
Morguard Corp.	1,278	174,033
Morneau Shepell, Inc.	16,770	329,682
Mountain Province Diamonds, Inc.	10,600	13,483
MTY Food Group, Inc.	6,315	311,698
Mullen Group, Ltd.	36,450	337,437
Nevsun Resources, Ltd.	114,785	514,034
New Gold, Inc. (A)	140,306	108,768
NFI Group, Inc.	10,330	293,888
Norbord, Inc.	6,946	194,111
North American Construction Group, Ltd.	7,035	64,756
Northland Power, Inc.	29,541	496,704
NuVista Energy, Ltd. (A)	57,105	165,902
Obsidian Energy, Ltd. (A)	166,821	84,123
Orbite Technologies, Inc. (A)(B)	105,500	7,940
Osisko Gold Royalties, Ltd.	34,530	259,108
Painted Pony Energy, Ltd. (A)(C)	41,196	54,260
Pan American Silver Corp.	46,231	594,655
Paramount Resources, Ltd., Class A (A)(C)	25,426	138,933
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Canada (continued)
Parex Resources, Inc. (A)	41,004	$506,436
Parkland Fuel Corp.	25,002	736,521
Pason Systems, Inc.	18,487	277,308
Pengrowth Energy Corp. (A)	148,974	76,245
Peyto Exploration & Development Corp. (C)	22,368	170,708
Photon Control, Inc. (A)	19,406	15,482
PHX Energy Services Corp. (A)	11,019	22,392
Pine Cliff Energy, Ltd. (A)(C)	49,800	11,807
Pivot Technology Solutions, Inc.	9,400	8,419
Pizza Pizza Royalty Corp.	6,978	49,263
Points International, Ltd. (A)	3,410	36,650
Polaris Infrastructure, Inc.	5,700	42,643
Pollard Banknote, Ltd.	2,700	45,073
PolyMet Mining Corp. (A)(C)	20,250	16,460
Precision Drilling Corp. (A)	117,281	269,226
Premier Gold Mines, Ltd. (A)	37,845	44,720
Premium Brands Holdings Corp.	6,657	388,853
Pretium Resources, Inc. (A)	32,300	229,733
Pulse Seismic, Inc. (A)	17,551	26,683
Quarterhill, Inc.	36,398	38,079
Questerre Energy Corp., Class A (A)	41,900	12,772
RB Energy, Inc. (A)	50,909	15
Recipe Unlimited Corp.	3,191	62,612
Reitmans Canada, Ltd., Class A	15,656	40,888
Richelieu Hardware, Ltd.	16,854	323,469
Rocky Mountain Dealerships, Inc.	6,328	43,865
Rogers Sugar, Inc. (C)	32,887	141,087
Roxgold, Inc. (A)	74,700	44,978
Russel Metals, Inc.	19,286	336,033
Sabina Gold & Silver Corp. (A)	44,568	46,290
Sandstorm Gold, Ltd. (A)	66,910	279,495
Savaria Corp.	10,000	101,306
Seabridge Gold, Inc. (A)	2,300	27,022
Secure Energy Services, Inc.	61,804	334,918
SEMAFO, Inc. (A)	120,667	217,966
ShawCor, Ltd.	18,378	270,141
Sienna Senior Living, Inc. (C)	14,226	179,451
Sierra Metals, Inc. (A)	4,000	9,273
Sierra Wireless, Inc. (A)	13,360	214,983
Sleep Country Canada Holdings, Inc. (D)	11,309	187,852
Solium Capital, Inc. (A)	3,759	34,403
Sprott Resource Holdings, Inc. (A)(C)	6,850	6,599
Sprott, Inc. (C)	63,751	132,430
SSR Mining, Inc. (A)	39,997	424,459
Stantec, Inc. (C)	19,724	469,997
Stella-Jones, Inc.	12,106	365,736
STEP Energy Services, Ltd. (A)(C)(D)	9,024	18,134
Storm Resources, Ltd. (A)	12,100	17,668
Stornoway Diamond Corp. (A)	43,566	6,230
Strad Energy Services, Ltd. (A)	8,902	9,045
Street Capital Group, Inc. (A)(C)	13,900	6,486
Stuart Olson, Inc.	7,100	25,757
SunOpta, Inc. (A)(C)	22,645	106,863
SunOpta, Inc. (New York Stock Exchange) (A)	2,100	9,891
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

	Shares	Value
Canada (continued)
Superior Plus Corp.	45,440	$355,681
Supremex, Inc.	5,000	8,505
Surge Energy, Inc. (C)	91,176	103,621
Tamarack Valley Energy, Ltd. (A)	73,950	121,891
Taseko Mines, Ltd. (A)	53,246	34,465
Taseko Mines, Ltd. (New York Stock Exchange) (A)	5,290	3,375
TeraGo, Inc. (A)	2,000	15,203
Teranga Gold Corp. (A)	28,603	69,320
Tervita Corp. (A)	3,214	20,392
TFI International, Inc.	24,278	806,739
The Descartes Systems Group, Inc. (A)	19,406	571,525
The Intertain Group, Ltd. (A)	3,000	22,963
The North West Company, Inc.	14,430	319,737
Theratechnologies, Inc. (A)	2,216	13,676
Tidewater Midstream And Infrastructure, Ltd.	10,700	10,791
Timbercreek Financial Corp.	11,012	76,914
TMAC Resources, Inc. (A)	2,100	9,942
TMX Group, Ltd.	8,238	489,016
TORC Oil & Gas, Ltd. (C)	71,817	259,993
Torex Gold Resources, Inc. (A)	15,234	119,588
Toromont Industries, Ltd.	9,323	407,261
Torstar Corp., Class B	17,964	12,574
Total Energy Services, Inc.	14,506	109,724
TransAlta Corp.	83,976	450,013
TransAlta Renewables, Inc.	34,262	288,300
Transcontinental, Inc., Class A	21,610	326,106
TransGlobe Energy Corp.	27,604	60,043
Trevali Mining Corp. (A)	206,096	75,232
Trican Well Service, Ltd. (A)	112,770	103,548
Tricon Capital Group, Inc.	43,787	338,458
Trinidad Drilling, Ltd. (A)	109,522	138,484
Trisura Group, Ltd. (A)	1,900	38,825
Uni-Select, Inc.	13,505	221,483
Valener, Inc.	13,946	212,027
Vecima Networks, Inc.	1,797	11,564
Wajax Corp.	6,547	95,003
Wesdome Gold Mines, Ltd. (A)	62,161	172,169
Western Energy Services Corp. (A)	26,726	11,063
Western Forest Products, Inc. (C)	138,426	204,203
WestJet Airlines, Ltd.	1,400	21,717
Westport Fuel Systems, Inc. (A)	2,300	4,830
Westshore Terminals Investment Corp.	15,865	284,069
Whitecap Resources, Inc.	88,748	313,939
Winpak, Ltd.	8,836	312,500
Yamana Gold, Inc.	217,482	453,411
Yangarra Resources, Ltd. (A)	22,853	44,376
Yellow Pages, Ltd. (A)	4,514	20,894
ZCL Composites, Inc. (C)	9,830	46,389
Zenith Capital Corp. (A)(B)	5,300	878
China 0.1%		470,625
Bund Center Investment, Ltd. (A)	55,500	24,347
China Chuanglian Education Financial Group, Ltd. (A)	948,000	8,274
Delong Holdings, Ltd.	6,900	32,738
14	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
FIH Mobile, Ltd. (A)	866,000	$104,432
Goodbaby International Holdings, Ltd.	283,000	101,570
Huan Yue Interactive Holdings, Ltd. (A)	176,000	17,181
Microport Scientific Corp. (C)	65,000	71,639
Nanfang Communication Holdings, Ltd.	52,000	31,560
New Sports Group, Ltd. (A)	372,500	23,061
Sino Grandness Food Industry Group, Ltd. (A)(C)	140,799	15,007
TK Group Holdings, Ltd.	74,000	40,816
Colombia 0.0%		31,984
Frontera Energy Corp. (Toronto Stock Exchange) (A)	3,200	31,984
Denmark 2.0%		11,859,485
ALK-Abello A/S (A)	1,897	262,540
Alm Brand A/S	19,494	154,495
Ambu A/S	37,345	747,363
Bang & Olufsen A/S (A)	10,302	207,879
Bavarian Nordic A/S (A)	7,896	165,395
Brodrene Hartmann A/S	809	32,419
Columbus A/S	19,422	38,321
D/S Norden A/S (A)	9,429	140,562
Dfds A/S	9,539	358,923
FLSmidth & Company A/S	10,624	532,928
Fluegger Group A/S	225	9,273
GN Store Nord A/S	40,156	1,403,913
H+H International A/S, Class B (A)(C)	5,268	83,857
Harboes Bryggeri A/S, Class B	1,452	17,431
IC Group A/S	2,299	14,679
ISS A/S	36,611	1,189,043
Jeudan A/S	537	79,818
Jyske Bank A/S	16,682	655,404
Matas A/S	7,619	74,642
Nilfisk Holding A/S (A)	7,602	305,357
NKT A/S (A)	8,273	128,681
NNIT A/S (D)	2,981	87,486
North Media AS	1,803	8,238
Parken Sport & Entertainment A/S	1,137	13,207
Per Aarsleff Holding A/S	5,489	163,985
Ringkjoebing Landbobank A/S	7,695	420,349
Rockwool International A/S, A Shares	297	65,640
Rockwool International A/S, B Shares	1,982	516,054
Royal Unibrew A/S	12,239	888,616
RTX A/S	3,190	83,272
Santa Fe Group A/S (A)	4,792	7,286
Scandinavian Tobacco Group A/S (D)	13,237	175,482
Schouw & Company A/S	3,789	312,021
SimCorp A/S	10,985	701,090
Solar A/S, B Shares	1,498	60,566
Spar Nord Bank A/S	26,888	228,137
Sydbank A/S	21,448	529,892
Tivoli A/S	271	25,746
TK Development A/S (A)	17,289	14,833
Topdanmark A/S	15,484	704,037
Tryg A/S	1,043	25,969
United International Enterprises	482	95,740
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	15

	Shares	Value
Denmark (continued)
Veloxis Pharmaceuticals A/S (A)(C)	71,640	$20,048
Vestjysk Bank A/S (A)	22,576	6,974
Zealand Pharma A/S (A)	8,130	101,894
Faeroe Islands 0.0%		15,916
BankNordik P/F	953	15,916
Finland 2.4%		14,167,023
Afarak Group OYJ (A)	11,970	10,471
Aktia Bank OYJ	12,408	131,162
Alma Media OYJ	11,325	83,104
Amer Sports OYJ (A)	33,027	1,238,908
Apetit OYJ	1,524	16,649
Asiakastieto Group OYJ (A)(D)	1,256	36,979
Aspo OYJ	5,505	57,793
Atria OYJ	3,641	30,397
BasWare OYJ (A)	2,688	89,179
Bittium OYJ	10,462	82,937
Cargotec OYJ, B Shares	12,137	468,391
Caverion OYJ (A)	29,112	175,553
Citycon OYJ	120,389	244,640
Cramo OYJ	11,717	217,756
Digia OYJ	3,370	10,850
Elisa OYJ	18,782	754,104
Ferratum OYJ	2,783	30,590
Finnair OYJ	19,718	168,786
Fiskars OYJ ABP	9,749	173,666
F-Secure OYJ	25,386	67,902
HKScan OYJ, A Shares	11,127	23,567
Huhtamaki OYJ	26,131	800,788
Ilkka-Yhtyma OYJ	2,083	8,724
Kemira OYJ	34,890	402,197
Kesko OYJ, A Shares	4,901	266,572
Kesko OYJ, B Shares	18,743	1,092,392
Konecranes OYJ	14,408	492,960
Lassila & Tikanoja OYJ	8,707	149,694
Lehto Group OYJ	1,623	8,887
Metsa Board OYJ	58,883	410,163
Metso OYJ	26,723	764,830
Nokian Renkaat OYJ	33,450	1,073,454
Olvi OYJ, A Shares	4,110	134,715
Oriola OYJ, B Shares	37,547	95,910
Orion OYJ, Class A	5,923	194,515
Orion OYJ, Class B	24,903	833,533
Outokumpu OYJ	90,690	378,920
Outotec OYJ (A)	50,915	192,671
Pihlajalinna OYJ	643	7,421
Ponsse OYJ	3,264	106,701
Poyry OYJ	12,889	102,358
QT Group OYJ (A)	2,996	27,816
Raisio OYJ, V Shares	29,283	91,464
Ramirent OYJ	24,377	154,935
Rapala VMC OYJ	617	2,248
Raute OYJ, A Shares	728	20,814
Revenio Group OYJ	4,368	64,547
16	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Finland (continued)
Sanoma OYJ	23,627	$243,958
SRV Group OYJ	8,532	21,694
Stockmann OYJ ABP, A Shares (A)	1,949	5,059
Stockmann OYJ ABP, B Shares (A)	10,220	23,874
Teleste OYJ	2,221	14,586
Tieto OYJ	14,792	427,518
Tikkurila OYJ	9,728	140,867
Tokmanni Group Corp.	10,084	79,338
Uponor OYJ	15,403	164,194
Vaisala OYJ, A Shares	5,392	102,000
Valmet OYJ	32,015	690,731
YIT OYJ	42,644	260,591
France 4.0%		23,288,123
ABC arbitrage	6,925	50,075
Actia Group	2,573	11,274
Air France-KLM (A)	52,614	608,604
AKWEL	3,689	67,699
Albioma SA	8,266	157,044
Altamir	5,040	86,481
Alten SA	7,388	672,513
Altran Technologies SA	60,140	598,855
Amplitude Surgical SAS (A)	7,915	26,381
APRIL SA	6,582	123,170
Assystem SA	3,035	97,726
Aubay	2,137	77,522
Axway Software SA	2,311	30,224
Bastide le Confort Medical	1,001	38,380
Beneteau SA	11,528	170,463
Bigben Interactive	4,128	46,181
Boiron SA	2,245	133,561
Bonduelle SCA	4,876	175,942
Bourbon Corp. (A)(C)	4,510	21,320
Burelle SA	85	85,806
Casino Guichard Perrachon SA (C)	5,970	270,415
Catering International Services	1,089	12,579
Cegedim SA (A)	1,780	47,766
CGG SA (A)	206,760	311,136
Chargeurs SA	6,411	126,425
Cie des Alpes	3,339	97,510
Cie Plastic Omnium SA	11,291	300,141
Coface SA	28,428	264,650
Derichebourg SA	22,002	94,597
Devoteam SA	1,867	197,259
Electricite de Strasbourg SA	351	41,957
Elior Group SA (D)	29,546	439,275
Elis SA	18,795	368,320
Eramet	2,724	220,814
Esso SA Francaise	871	36,508
Etablissements Maurel et Prom (A)	12,693	49,669
Europcar Mobility Group (D)	31,994	313,972
Eutelsat Communications SA	46,515	994,225
Exel Industries SA, A Shares	444	37,428
Fleury Michon SA	344	16,159
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	17

	Shares	Value
France (continued)
Fnac Darty SA (A)	5,255	$357,401
Gaumont SA	489	66,343
Gaztransport Et Technigaz SA	5,930	443,602
GEA	126	12,387
Getlink	38,547	501,018
GL Events	3,632	74,481
Groupe Crit	997	63,582
Groupe Gorge	2,125	23,011
Groupe Open	1,805	44,637
Guerbet	1,857	122,762
Haulotte Group SA	3,951	43,635
HERIGE SADCS	539	15,311
HiPay Group SA (A)	1,631	20,014
ID Logistics Group (A)	772	122,373
Imerys SA	7,420	399,411
Ingenico Group SA	16,237	1,174,431
Interparfums SA	1,115	49,877
IPSOS	12,515	318,418
Jacquet Metal Service	4,366	79,995
Kaufman & Broad SA	4,972	190,049
Korian SA	14,679	567,915
Lagardere SCA	36,324	1,027,378
Latecoere SA (A)	19,817	76,535
Laurent-Perrier	809	86,311
Le Belier	517	18,765
Lectra	6,732	150,272
Linedata Services	957	33,122
LISI	6,408	196,867
LNA Sante SA	1,781	97,418
Maisons du Monde SA (D)	8,418	192,172
Maisons France Confort SA	1,083	39,611
Manitou BF SA	3,627	105,463
Manutan International	731	49,373
Mersen SA	4,923	140,715
METabolic EXplorer SA (A)	8,100	16,753
Metropole Television SA	6,417	113,926
Neopost SA	12,005	332,545
Nexans SA	7,963	252,102
Nexity SA	11,307	554,955
Nicox (A)	6,072	34,142
NRJ Group	6,595	56,008
Oeneo SA	9,221	94,741
Onxeo SA (A)(C)	11,077	12,011
Onxeo SA (Copenhagen Stock Exchange) (A)	2,056	2,240
Parrot SA (A)	4,620	16,765
Pierre & Vacances SA (A)	1,671	31,510
Plastivaloire	1,440	13,981
PSB Industries SA	506	26,022
Rallye SA (C)	7,709	83,933
Recylex SA (A)(C)	4,454	34,303
Rexel SA	82,918	996,031
Robertet SA	258	157,769
Rothschild & Company	6,104	241,477
Rubis SCA	23,643	1,276,512
18	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
France (continued)
Samse SA	285	$42,932
Savencia SA	1,381	97,823
Seche Environnement SA	1,291	41,085
Societe BIC SA	7,408	794,673
Societe Marseillaise du Tunnel Prado-Carenage SA	219	4,608
Societe pour l'Informatique Industrielle	1,433	36,317
SOITEC (A)	5,261	324,848
Solocal Group (A)	181,840	128,285
Somfy SA	2,188	165,868
Sopra Steria Group	4,374	446,552
SPIE SA (C)	31,523	449,805
Stef SA	1,253	110,758
Synergie SA	2,704	83,951
Tarkett SA	9,420	233,915
Technicolor SA (A)(C)	88,478	107,842
Television Francaise 1	18,691	179,055
Tessi SA (A)(C)	520	76,922
TFF Group	676	29,486
Thermador Groupe	2,052	109,431
Touax SCA (A)	979	6,795
Trigano SA	2,414	255,453
Union Financiere de France BQE SA	877	23,658
Vallourec SA (A)(C)	81,681	193,726
Valneva SE (A)	4,578	17,702
Vetoquinol SA	1,028	57,937
Vicat SA	5,563	267,088
VIEL & Cie SA	6,888	32,705
Vilmorin & Cie SA	1,925	127,107
Virbac SA (A)	342	46,683
Vranken-Pommery Monopole SA	828	22,706
Gabon 0.0%		32,752
Total Gabon	211	32,752
Georgia 0.1%		326,632
Bank of Georgia Group PLC	10,443	182,447
Georgia Capital PLC (A)	10,443	144,185
Germany 5.7%		33,242,326
7C Solarparken AG	7,370	21,791
Aareal Bank AG	17,178	566,638
Adler Modemaerkte AG	2,325	7,752
ADLER Real Estate AG	9,067	155,167
ADO Properties SA (D)	7,667	417,590
ADVA Optical Networking SE (A)	17,259	146,164
AIXTRON SE (A)	17,077	188,610
All for One Steeb AG	366	20,368
Allgeier SE	1,638	52,358
Amadeus Fire AG	1,785	190,883
Atoss Software AG	572	50,842
Aurubis AG	11,266	616,375
Basler AG	410	65,191
Bauer AG	3,326	51,097
BayWa AG	4,458	117,025
Bechtle AG	8,471	681,754
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	19

	Shares	Value
Germany (continued)
Bertrandt AG	1,720	$144,993
bet-at-home.com AG	743	45,223
Bijou Brigitte AG	1,450	61,685
Bilfinger SE	11,197	368,403
Borussia Dortmund GmbH & Company KGaA	19,777	186,311
CANCOM SE	10,481	419,137
Carl Zeiss Meditec AG	6,863	475,468
CECONOMY AG	19,820	92,823
CENIT AG	2,412	38,489
CENTROTEC Sustainable AG	1,602	19,979
Cewe Stiftung & Company KGaA	1,930	149,877
comdirect bank AG	10,187	129,115
CompuGroup Medical SE	6,701	318,469
CropEnergies AG	7,965	34,257
CTS Eventim AG & Company KGaA	15,264	587,914
Data Modul AG	635	45,490
DEAG Deutsche Entertainment AG (A)	3,471	14,026
Delticom AG	2,124	20,435
Deutsche Beteiligungs AG	3,795	146,154
Deutsche EuroShop AG	14,974	468,358
Deutsche Pfandbriefbank AG (D)	39,326	470,568
Deutz AG	37,793	278,749
DIC Asset AG	17,976	196,810
Diebold Nixdorf AG	1,685	106,360
DMG Mori AG	7,212	357,805
Dr. Hoenle AG	1,598	99,546
Draegerwerk AG & Company KGaA	970	42,689
Duerr AG	12,504	467,282
Eckert & Ziegler AG	1,262	95,533
Elmos Semiconductor AG	4,049	86,447
ElringKlinger AG	9,007	77,870
Energiekontor AG	2,199	33,456
Euromicron AG (A)	2,304	8,735
Fielmann AG	7,017	440,683
First Sensor AG	2,622	60,941
FORTEC Elektronik AG	601	13,277
Francotyp-Postalia Holding AG	2,607	11,081
Freenet AG	38,196	788,702
FUCHS PETROLUB SE	1,588	63,459
GEA Group AG	40,025	1,084,321
Gerresheimer AG	8,756	625,402
Gerry Weber International AG (A)	6,184	26,701
Gesco AG	2,765	78,372
GFT Technologies SE	5,329	47,981
GRENKE AG	2,987	256,775
H&R GmbH & Company KGaA	3,701	31,844
Hamburger Hafen und Logistik AG	7,944	174,731
Hawesko Holding AG	27	1,292
Heidelberger Druckmaschinen AG (A)	90,943	194,556
Hella GmbH & Company KGaA	8,980	373,667
HolidayCheck Group AG (A)	7,724	25,725
Hornbach Baumarkt AG	1,951	45,072
Hornbach Holding AG & Co KGaA	779	44,671
HUGO BOSS AG	17,827	1,235,303
20	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Germany (continued)
Indus Holding AG	5,779	$266,078
Isra Vision AG	5,389	211,032
IVU Traffic Technologies AG	5,399	31,901
Jenoptik AG	15,115	459,883
K+S AG	55,221	973,395
Kloeckner & Company SE	27,626	223,249
Koenig & Bauer AG	4,359	201,892
Krones AG	3,797	339,099
KSB SE & Company KGaA	73	25,465
KWS Saat SE	551	180,452
LANXESS AG	21,424	1,180,715
Leifheit AG	1,989	43,274
Leoni AG	9,782	314,410
LPKF Laser & Electronics AG (A)	2,841	19,623
Manz AG (A)	1,315	38,410
MasterFlex SE	414	3,725
Mediclin AG	8,179	52,369
Medigene AG (A)	4,102	44,082
METRO AG	42,210	650,180
MLP SE	19,326	98,796
Nemetschek SE	5,811	707,774
Nexus AG	4,699	134,065
Nordex SE (A)	19,531	192,468
Norma Group SE	8,726	507,009
OHB SE	2,007	80,068
OSRAM Licht AG	11,713	539,538
Paragon GmbH & Co KGaA	613	15,183
PATRIZIA Immobilien AG	14,900	299,653
Pfeiffer Vacuum Technology AG	2,281	321,175
PNE AG	19,837	56,718
Progress-Werk Oberkirch AG	386	11,578
ProSiebenSat.1 Media SE	30,505	619,675
PSI Software AG	3,309	60,713
QSC AG	27,963	45,685
R Stahl AG (A)	823	20,311
Rational AG	245	140,125
Rheinmetall AG	10,997	1,023,784
RHOEN-KLINIKUM AG	9,450	237,923
RIB Software SE	9,609	141,194
Rocket Internet SE (A)(D)	18,561	476,449
SAF-Holland SA	14,716	214,862
Salzgitter AG	11,171	360,559
Schaltbau Holding AG (A)	1,534	38,328
Scout24 AG (D)	23,455	982,082
Secunet Security Networks AG	439	41,992
SGL Carbon SE (A)	16,355	165,009
SHW AG	1,989	44,911
Siltronic AG	4,685	425,922
Sixt Leasing SE	1,558	23,813
Sixt SE	3,355	322,848
SMA Solar Technology AG	3,445	72,510
SMT Scharf AG (A)	1,261	18,738
Softing AG	2,069	18,416
Software AG	13,916	570,054
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	21

	Shares	Value
Germany (continued)
STRATEC Biomedical AG	1,370	$85,225
Stroeer SE & Company KGaA	7,685	402,770
Suedzucker AG	20,769	295,900
SUESS MicroTec SE (A)	6,836	77,499
Surteco Group SE	2,163	54,817
Syzygy AG	471	4,718
TAG Immobilien AG	34,766	834,840
Takkt AG	10,530	169,052
Technotrans SE	1,917	65,517
Tele Columbus AG (A)(D)	8,615	37,519
TLG Immobilien AG	20,272	555,057
Tom Tailor Holding SE (A)	9,911	32,955
Traffic Systems SE	1,525	27,442
VERBIO Vereinigte BioEnergie AG	7,686	61,071
Vossloh AG	2,693	128,292
VTG AG	4,309	259,366
Wacker Neuson SE	8,617	172,128
Washtec AG	3,461	254,740
Wuestenrot & Wuerttembergische AG	5,828	115,412
XING SE	850	256,227
Gibraltar 0.0%		162,515
888 Holdings PLC	77,379	162,515
Greece 0.0%		84
Alapis Holding Industrial & Commercial SA (A)(B)	1,810	84
TT Hellenic Postbank SA (A)(B)	20,725	0
Greenland 0.0%		1,759
GronlandsBANKEN A/S	20	1,759
Guernsey, Channel Islands 0.0%		38,707
Raven Property Group, Ltd. (A)	66,582	38,707
Hong Kong 2.8%		16,199,287
Aeon Credit Service Asia Company, Ltd.	46,000	40,711
Aeon Stores Hong Kong Company, Ltd.	22,000	11,487
Agritrade Resources, Ltd. (C)	840,000	166,638
Alco Holdings, Ltd.	54,000	7,247
Allied Group, Ltd.	18,000	100,071
Allied Properties HK, Ltd.	546,000	118,155
Alltronics Holdings, Ltd.	45,000	6,940
APAC Resources, Ltd.	14,781	2,290
Applied Development Holdings, Ltd. (A)	555,000	42,529
APT Satellite Holdings, Ltd.	118,500	44,752
Asia Financial Holdings, Ltd.	94,000	55,387
Asia Investment Finance Group, Ltd. (A)	830,000	5,082
Asia Pacific Silk Road Investment Company, Ltd. (A)	360,000	3,234
Asia Satellite Telecommunications Holdings, Ltd.	38,220	25,673
Asia Standard International Group, Ltd.	236,000	43,254
Asiasec Properties, Ltd.	103,000	48,564
Associated International Hotels, Ltd.	26,000	73,825
Auto Italia Holdings (A)	950,000	7,748
Ban Loong Holdings, Ltd. (A)	908,000	21,497
Best Food Holding Company, Ltd.	62,000	9,449
Bison Finance Group, Ltd. (A)	74,000	11,362
22	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
BOE Varitronix, Ltd.	95,000	$24,858
Bonjour Holdings, Ltd. (A)	635,000	17,916
Bossini International Holdings, Ltd.	246,000	8,354
Bright Smart Securities & Commodities Group, Ltd.	220,000	44,699
Brightoil Petroleum Holdings, Ltd. (A)(B)	648,000	80,752
Brockman Mining, Ltd. (A)	855,430	17,514
Burwill Holdings, Ltd. (A)	1,216,000	25,254
Cafe de Coral Holdings, Ltd.	92,000	227,055
Camsing International Holding, Ltd.	100,000	98,263
Cash Financial Services Group, Ltd. (A)	420,000	3,344
CCT Land Holdings, Ltd. (A)	16,480,000	21,063
Century City International Holdings, Ltd.	452,000	41,683
CGN Mining Company, Ltd.	300,000	10,971
Chen Hsong Holdings	40,000	14,876
Chevalier International Holdings, Ltd.	45,524	66,747
China Baoli Technologies Holdings, Ltd. (A)	517,500	15,938
China Best Group Holding, Ltd. (A)	700,000	15,219
China Display Optoelectronics Technology Holdings, Ltd.	176,000	11,953
China Energy Development Holdings, Ltd. (A)	1,256,000	13,818
China Flavors & Fragrances Company, Ltd.	68,000	24,098
China Fortune Financial Group, Ltd. (A)	394,000	3,456
China Goldjoy Group, Ltd.	1,432,000	61,563
China LNG Group, Ltd. (A)	228,000	38,852
China Medical & HealthCare Group, Ltd. (A)	640,000	15,835
China Shandong Hi-Speed Financial Group, Ltd. (A)(C)	342,000	10,420
China Soft Power Technology Holdings, Ltd. (A)	756,000	4,176
China Solar Energy Holdings, Ltd. (A)(B)	127,000	2,922
China Star Entertainment, Ltd. (A)	378,000	41,768
China Strategic Holdings, Ltd. (A)	4,597,500	32,972
China Ting Group Holdings, Ltd. (A)	384,000	18,964
China Tonghai International Financial, Ltd. (A)	80,000	7,276
Chinese Estates Holdings, Ltd.	106,000	119,501
Chinlink International Holdings, Ltd. (A)	105,000	11,802
Chinney Investments, Ltd.	36,000	11,983
Chong Hing Bank, Ltd.	19,000	32,968
Chow Sang Sang Holdings International, Ltd.	86,000	133,588
CHTC Fong's International Company, Ltd.	64,000	7,416
Chuang's China Investments, Ltd.	210,000	13,718
Chuang's Consortium International, Ltd.	340,021	69,264
CITIC Telecom International Holdings, Ltd.	446,000	151,456
CK Life Sciences International Holdings, Inc.	890,000	42,263
CMMB Vision Holdings, Ltd. (A)	296,000	3,944
CNQC International Holdings, Ltd.	85,000	21,526
Common Splendor International Health Industry Group, Ltd. (A)	436,000	36,803
Continental Holdings, Ltd. (A)	510,000	6,950
Convenience Retail Asia, Ltd.	68,000	29,965
Convoy Global Holdings, Ltd. (A)(B)	630,000	11,430
Cosmopolitan International Holdings, Ltd. (A)	260,000	48,165
Cowell e Holdings, Inc. (C)	112,000	13,707
CP Lotus Corp. (A)	280,000	3,382
Crocodile Garments (A)	106,000	9,231
CSI Properties, Ltd.	1,976,333	79,794
CST Group, Ltd. (A)	5,143,040	15,791
Dah Sing Banking Group, Ltd.	118,848	225,302
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	23

	Shares	Value
Hong Kong (continued)
Dah Sing Financial Holdings, Ltd.	42,344	$234,974
Dickson Concepts International, Ltd.	63,500	31,447
Digital Domain Holdings, Ltd. (A)	2,670,000	36,363
Dingyi Group Investment, Ltd. (A)	535,000	39,803
DMX Technologies Group, Ltd. (A)(B)	34,000	2,701
DTXS Silk Road Investment Holdings Company, Ltd. (A)	34,000	17,283
Dynamic Holdings, Ltd.	36,000	32,344
Eagle Nice International Holdings, Ltd.	46,000	17,369
EcoGreen International Group, Ltd.	76,000	15,269
eForce Holdings, Ltd. (A)	488,000	7,268
EganaGoldpfeil Holdings, Ltd. (A)(B)	131,750	0
Emperor Capital Group, Ltd.	1,143,000	57,818
Emperor Entertainment Hotel, Ltd.	135,000	24,913
Emperor International Holdings, Ltd.	368,250	91,151
Emperor Watch & Jewellery, Ltd.	1,270,000	44,000
Enerchina Holdings, Ltd.	1,327,200	69,011
Energy International Investments Holdings, Ltd. (A)	700,000	18,162
ENM Holdings, Ltd. (A)	368,000	35,500
Esprit Holdings, Ltd. (A)	549,550	128,158
Fairwood Holdings, Ltd.	21,000	73,091
Far East Consortium International, Ltd.	349,478	163,417
Far East Holdings International, Ltd. (A)	321,000	16,251
First Pacific Company, Ltd.	490,000	188,931
First Shanghai Investments, Ltd. (A)	192,000	10,863
Fountain SET Holdings, Ltd.	188,000	26,728
Freeman Fintech Corp., Ltd. (A)	260,000	12,864
Frontier Services Group, Ltd. (A)	133,000	21,108
Future Bright Holdings, Ltd.	162,000	17,718
Genting Hong Kong, Ltd.	84,000	12,143
Get Nice Holdings, Ltd.	1,798,000	61,001
Giordano International, Ltd.	325,708	150,223
Global Brands Group Holding, Ltd. (A)	1,666,000	80,169
Glorious Sun Enterprises, Ltd.	146,000	16,255
Gold Peak Industries Holdings, Ltd.	90,000	9,473
Gold-Finance Holdings, Ltd. (A)(C)	214,000	47,898
Good Resources Holdings, Ltd. (A)	270,000	6,602
GR Properties, Ltd. (A)	62,000	6,356
Great Eagle Holdings, Ltd. (C)	30,000	122,376
Greenheart Group, Ltd. (A)	88,000	8,003
Greentech Technology International, Ltd. (A)	510,000	5,204
G-Resources Group, Ltd. (A)	7,789,800	52,974
Guangnan Holdings, Ltd.	108,000	12,579
Guotai Junan International Holdings, Ltd.	757,600	133,334
Haitong International Securities Group, Ltd.	538,288	187,739
Hang Fung Gold Technology, Ltd. (A)(B)	310,000	0
Hang Lung Group, Ltd.	41,000	113,875
Hanison Construction Holdings, Ltd.	143,631	26,311
Hao Tian Development Group, Ltd. (A)	451,733	13,101
Harbour Centre Development, Ltd.	37,500	69,027
HKBN, Ltd.	222,500	347,056
HKBridge Financial Holdings, Ltd. (A)	102,000	11,739
HKR International, Ltd.	266,640	128,075
Hon Kwok Land Investment Company, Ltd.	64,000	30,621
Hong Kong Ferry Holdings Company, Ltd.	46,000	47,428
24	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Hong Kong Finance Investment Holding Group, Ltd. (A)	222,000	$26,132
Hong Kong International Construction Investment Management Group Company, Ltd.	152,000	47,791
Hong Kong Shanghai Alliance Holdings, Ltd.	58,000	4,825
Hong Kong Television Network, Ltd. (A)	75,000	23,091
Hong Kong Television Network, Ltd., ADR (A)	1,717	10,319
Hongkong Chinese, Ltd.	224,000	26,969
Hop Hing Group Holdings, Ltd.	920,000	18,331
Hopewell Holdings, Ltd.	142,500	482,555
Hsin Chong Group Holdings, Ltd. (A)(B)	736,000	32,924
Huarong International Financial Holdings, Ltd.	38,000	3,228
Hung Hing Printing Group, Ltd.	76,216	11,224
Hutchison Telecommunications Hong Kong Holdings, Ltd.	388,000	146,172
I-CABLE Communications, Ltd. (A)	680,000	10,214
Imagi International Holdings, Ltd. (A)	117,281	23,378
International Housewares Retail Company, Ltd.	79,000	18,007
IPE Group, Ltd.	220,000	30,941
IRC, Ltd. (A)	864,666	9,219
IT, Ltd.	146,808	77,495
ITC Properties Group, Ltd.	128,699	38,374
Jacobson Pharma Corp., Ltd.	114,000	23,478
Johnson Electric Holdings, Ltd.	95,000	212,902
Kader Holdings Company, Ltd.	248,000	30,947
Kaisa Health Group Holdings, Ltd. (A)	540,000	12,457
Karrie International Holdings, Ltd.	130,000	18,158
Keck Seng Investments	1,000	763
Kerry Logistics Network, Ltd.	159,000	255,842
Kin Yat Holdings, Ltd.	58,000	10,933
Kingmaker Footwear Holdings, Ltd.	54,000	11,402
Kingston Financial Group, Ltd.	174,000	41,723
Kowloon Development Company, Ltd.	117,000	125,631
Kwoon Chung Bus Holdings, Ltd.	20,000	12,639
Lai Sun Development Company, Ltd.	71,886	121,465
Lai Sun Garment International, Ltd.	31,000	47,497
Landing International Development, Ltd. (A)	280,800	109,457
Landsea Green Group Company, Ltd. (A)	300,000	32,352
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	36,500	13,639
Li & Fung, Ltd. (C)	1,024,000	210,111
Lifestyle International Holdings, Ltd.	170,000	271,849
Lippo China Resources, Ltd.	1,028,000	22,290
Lippo, Ltd.	31,250	11,503
Liu Chong Hing Investment, Ltd. (C)	60,000	90,190
Luk Fook Holdings International, Ltd.	97,000	283,909
Lung Kee Bermuda Holdings, Ltd.	48,000	21,475
Magnificent Hotel Investment, Ltd.	438,000	10,029
Magnus Concordia Group, Ltd. (A)	440,000	12,598
Man Wah Holdings, Ltd.	351,200	153,187
Mandarin Oriental International, Ltd. (C)	35,000	71,180
Mason Group Holdings, Ltd. (A)	7,229,000	133,474
Master Glory Group, Ltd. (A)	2,330,662	6,886
Maxnerva Technology Services, Ltd. (A)	66,000	5,959
Mei Ah Entertainment Group, Ltd. (A)	600,000	17,361
Meilleure Health International Industry Group, Ltd. (A)	324,000	16,560
Melco International Development, Ltd.	142,000	287,328
Midland Holdings, Ltd.	224,000	45,925
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	25

	Shares	Value
Hong Kong (continued)
Midland IC&I, Ltd. (A)	148,000	$3,885
Ming Fai International Holdings, Ltd.	41,000	5,300
Miramar Hotel & Investment	57,000	106,659
Modern Dental Group, Ltd.	135,000	24,350
Nameson Holdings, Ltd.	196,000	17,871
National Electronic Holdings	88,000	12,273
National United Resources Holdings, Ltd. (A)(B)	1,090,000	19,783
Neo-Neon Holdings, Ltd. (A)	134,000	10,978
NEW Concepts Holdings, Ltd. (A)(B)	44,000	17,664
New Times Energy Corp., Ltd. (A)	686,900	10,175
NewOcean Energy Holdings, Ltd. (A)	248,000	91,750
Nimble Holdings Company, Ltd. (A)	120,000	10,170
Noble Century Investment Holdings, Ltd. (A)	320,000	25,820
OP Financial, Ltd. (C)	376,000	121,743
Orange Sky Golden Harvest Entertainment Holdings, Ltd.	240,000	9,506
Oriental Press Group, Ltd.	96,000	10,328
Oriental Watch Holdings, Ltd.	190,000	51,656
Pacific Andes International Holdings, Ltd. (A)(B)	2,171,305	0
Pacific Basin Shipping, Ltd.	1,274,000	286,010
Pacific Textiles Holdings, Ltd.	209,000	216,679
Pak Fah Yeow International, Ltd.	20,000	7,948
Paliburg Holdings, Ltd.	101,380	38,154
Paradise Entertainment, Ltd. (A)	176,000	20,047
PC Partner Group, Ltd.	24,000	8,971
Peace Mark Holdings, Ltd. (A)(B)	180,000	0
Perfect Shape Beauty Technology, Ltd.	92,000	28,893
Pico Far East Holdings, Ltd.	208,000	76,851
Playmates Holdings, Ltd.	640,000	86,044
Playmates Toys, Ltd.	164,000	15,107
Plover Bay Technologies, Ltd.	88,000	13,088
Polytec Asset Holdings, Ltd.	611,700	54,787
PT International Development Company, Ltd. (A)	271,327	16,540
Public Financial Holdings, Ltd.	94,000	38,465
PYI Corp., Ltd. (A)	1,336,801	20,017
Qianhai Health Holdings, Ltd.	80,000	3,136
Quali-Smart Holdings, Ltd. (A)	130,000	9,323
Rare Earth Magnesium Technology Group Holdings, Ltd. (A)	350,000	12,819
Realord Group Holdings, Ltd. (A)	112,000	70,577
Regal Hotels International Holdings, Ltd.	99,200	56,960
Regent Pacific Group, Ltd. (A)	450,000	19,927
Regina Miracle International Holdings, Ltd. (D)	67,000	51,549
Sa Sa International Holdings, Ltd.	253,911	103,425
Samson Holding, Ltd.	120,000	8,454
SAS Dragon Holdings, Ltd.	84,000	25,897
SEA Holdings, Ltd.	68,484	89,174
Shenwan Hongyuan HK, Ltd.	120,000	24,316
Shun Ho Property Investments, Ltd.	7,227	2,382
Shun Tak Holdings, Ltd.	399,250	131,643
Shunten International Holdings, Ltd. (A)	248,000	8,395
Silver Base Group Holdings, Ltd. (A)	387,000	24,288
Sincere Watch Hong Kong, Ltd. (A)	1,190,000	13,277
Sing Tao News Corp., Ltd.	58,000	6,781
Singamas Container Holdings, Ltd.	502,000	68,252
SITC International Holdings Company, Ltd.	250,000	211,854
26	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Sitoy Group Holdings, Ltd.	135,000	$38,330
SmarTone Telecommunications Holdings, Ltd.	108,589	135,375
SOCAM Development, Ltd. (A)	25,426	6,131
Solartech International Holdings, Ltd. (A)	680,000	9,677
Solomon Systech International, Ltd. (A)	504,000	15,229
Soundwill Holdings, Ltd.	25,500	35,925
South China Financial Holdings, Ltd. (A)	65,000	5,987
South Shore Holdings, Ltd. (A)	198,000	9,152
Stella International Holdings, Ltd.	132,500	129,202
Stelux Holdings International, Ltd.	200,000	6,409
Success Universe Group, Ltd. (A)	360,000	11,557
Summit Ascent Holdings, Ltd. (A)(C)	210,000	26,125
Sun Hung Kai & Company, Ltd.	169,318	80,269
SUNeVision Holdings, Ltd.	26,000	14,849
Synergy Group Holdings International, Ltd. (A)	104,000	16,569
TAI Cheung Holdings, Ltd.	115,000	105,873
Tai United Holdings, Ltd. (C)	115,000	5,168
Talent Property Group, Ltd. (A)	795,000	6,501
Tan Chong International, Ltd.	63,000	19,410
Tao Heung Holdings, Ltd.	95,000	16,531
Television Broadcasts, Ltd.	91,900	202,375
Termbray Industries International Holdings, Ltd. (A)	94,000	4,398
Texwinca Holdings, Ltd.	198,000	80,554
TFG International Group, Ltd. (A)(B)	552,000	18,420
The Cross-Harbour Holdings, Ltd. (C)	74,833	116,713
The Hongkong & Shanghai Hotels, Ltd.	184,500	284,903
The United Laboratories International Holdings, Ltd. (C)	164,500	111,395
Theme International Holdings, Ltd. (A)	570,000	10,457
TOM Group, Ltd. (A)	418,000	102,787
Town Health International Medical Group, Ltd. (A)(B)	602,000	53,090
Tradelink Electronic Commerce, Ltd.	186,000	27,365
Transport International Holdings, Ltd.	64,015	173,098
Trinity, Ltd. (A)	408,000	19,918
TSC Group Holdings, Ltd. (A)	111,000	7,125
Tsui Wah Holdings, Ltd.	170,000	15,680
Union Medical Healthcare, Ltd.	59,000	41,849
Up Energy Development Group, Ltd. (A)(B)	898,000	1,481
Upbest Group, Ltd.	8,000	1,037
Value Convergence Holdings, Ltd. (A)	172,000	12,176
Value Partners Group, Ltd.	243,000	192,716
Valuetronics Holdings, Ltd.	84,150	40,756
Vanke Property Overseas, Ltd.	35,000	18,977
Vantage International Holdings, Ltd.	120,000	10,621
Vedan International Holdings, Ltd.	168,000	16,769
Victory City International Holdings, Ltd.	674,701	8,992
Vitasoy International Holdings, Ltd.	184,000	745,350
VPower Group International Holdings, Ltd. (D)	111,000	43,902
VSTECS Holdings, Ltd.	218,400	112,060
VTech Holdings, Ltd.	30,700	291,531
Wai Kee Holdings, Ltd.	72,000	36,848
Wan Kei Group Holdings, Ltd. (A)	165,000	15,852
Wang On Group, Ltd.	1,780,000	20,758
We Solutions, Ltd. (A)	392,000	25,717
Win Hanverky Holdings, Ltd.	152,000	14,595
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	27

	Shares	Value
Hong Kong (continued)
Winfull Group Holdings, Ltd. (A)	1,368,000	$20,849
Wing On Company International, Ltd.	23,000	76,437
Wing Tai Properties, Ltd.	68,000	47,447
Wonderful Sky Financial Group Holdings, Ltd. (A)	46,000	7,311
Yat Sing Holdings, Ltd. (A)	525,000	16,758
YGM Trading, Ltd.	22,000	19,724
YT Realty Group, Ltd.	47,109	15,074
YTO Express Holdings, Ltd.	36,000	12,028
Yugang International, Ltd.	1,606,000	37,661
Yunfeng Financial Group, Ltd. (A)	76,000	44,862
ZH International Holdings, Ltd. (A)	320,000	9,883
Ireland 0.5%		2,972,779
C&C Group PLC	64,118	222,342
Datalex PLC	4,124	10,778
FBD Holdings PLC	8,155	87,632
Glanbia PLC	30,117	540,984
Grafton Group PLC	65,683	594,287
Greencore Group PLC	242,311	582,508
Hostelworld Group PLC (D)	6,486	16,897
IFG Group PLC (A)	16,729	29,372
Independent News & Media PLC (A)	70,031	5,002
Irish Continental Group PLC	28,340	153,011
Kingspan Group PLC	7,123	306,351
Permanent TSB Group Holdings PLC (A)	5,691	11,105
Smurfit Kappa Group PLC	6,968	188,359
Tarsus Group PLC	14,861	50,667
UDG Healthcare PLC	20,254	173,484
Isle of Man 0.1%		371,331
Hansard Global PLC	11,952	7,313
Playtech PLC	60,239	341,789
Strix Group PLC	12,517	22,229
Israel 1.2%		6,732,432
Adgar Investment and Development, Ltd.	13,357	21,080
ADO Group, Ltd. (A)	3,312	67,907
Afcon Holdings, Ltd.	293	14,711
Africa Israel Properties, Ltd. (A)	4,092	106,898
Africa Israel Residences, Ltd.	512	8,010
Airport City, Ltd. (A)	17,559	219,125
Albaad Massuot Yitzhak, Ltd. (A)	668	6,508
Allot Communications, Ltd. (A)	6,042	40,998
Alony Hetz Properties & Investments, Ltd.	17,270	166,852
Alrov Properties and Lodgings, Ltd.	2,216	67,215
Amot Investments, Ltd.	25,822	128,631
Arad, Ltd.	1,870	22,638
Arko Holdings, Ltd. (A)	77,819	39,038
Ashtrom Group, Ltd.	2,688	12,588
Ashtrom Properties, Ltd.	9,788	41,705
Atreyu Capital Markets, Ltd.	974	9,312
AudioCodes, Ltd.	9,075	100,166
Avgol Industries 1953, Ltd.	22,734	23,114
Azorim-Investment Development & Construction Company, Ltd. (A)	18,223	16,310
Bayside Land Corp.	189	83,740
28	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Israel (continued)
Bet Shemesh Engines Holdings 1997, Ltd.	1,218	$28,415
Big Shopping Centers, Ltd.	1,037	64,043
BioLine RX, Ltd. (A)	29,707	20,416
Blue Square Real Estate, Ltd.	1,517	53,132
Brainsway, Ltd. (A)	2,938	18,810
Camtek, Ltd.	4,488	36,753
Carasso Motors, Ltd.	1,613	7,381
Castro Model, Ltd.	317	7,763
Cellcom Israel, Ltd. (A)	12,876	92,730
Cellcom Israel, Ltd. (New York Stock Exchange) (A)	1,000	7,110
Ceragon Networks, Ltd. (A)	14,289	60,728
Clal Biotechnology Industries, Ltd. (A)	10,503	9,011
Clal Insurance Enterprises Holdings, Ltd. (A)	6,677	116,042
Cohen Development & Industrial Buildings, Ltd.	330	8,336
Compugen, Ltd. (A)	14,225	47,136
Danel Adir Yeoshua, Ltd.	928	45,240
Delek Automotive Systems, Ltd.	9,482	50,600
Delek Group, Ltd.	478	84,722
Delta Galil Industries, Ltd.	2,614	69,410
Dexia Israel Bank, Ltd.	106	20,013
Direct Insurance Financial Investments, Ltd.	3,707	43,125
Dor Alon Energy in Israel 1988, Ltd.	1,448	21,913
El Al Israel Airlines (A)	81,198	27,585
Electra Consumer Products 1970, Ltd.	2,575	26,262
Electra Real Estate, Ltd. (A)	4,640	13,550
Electra, Ltd.	501	114,165
Elron Electronic Industries, Ltd. (A)	3,504	10,654
Energix-Renewable Energies, Ltd. (A)	48,578	62,086
Enlight Renewable Energy, Ltd. (A)	116,899	59,089
Equital, Ltd. (A)	810	20,302
Evogene, Ltd. (A)	5,330	13,110
First International Bank of Israel, Ltd.	8,948	201,881
FMS Enterprises Migun, Ltd.	962	24,623
Foresight Autonomous Holdings, Ltd. (A)	13,071	5,721
Formula Systems 1985, Ltd.	2,529	98,945
Fox Wizel, Ltd.	2,776	63,958
Gilat Satellite Networks, Ltd. (A)	8,681	82,824
Gilat Satellite Networks, Ltd. (New York Stock Exchange) (A)	759	7,324
Hadera Paper, Ltd.	909	65,571
Ham-Let Israel-Canada, Ltd.	1,604	34,267
Harel Insurance Investments & Financial Services, Ltd.	27,703	215,049
Hilan, Ltd.	3,791	91,136
IDI Insurance Company, Ltd.	1,364	76,494
IES Holdings, Ltd.	528	24,567
Industrial Buildings Corp., Ltd. (A)	36,440	53,422
Inrom Construction Industries, Ltd.	11,987	39,924
Israel Canada T.R., Ltd.	10,692	8,840
Isras Investment Company, Ltd.	184	20,708
Issta Lines, Ltd.	1,034	16,844
Jerusalem Oil Exploration (A)	2,191	137,671
Kamada, Ltd. (A)	6,944	35,992
Kerur Holdings, Ltd. (A)	1,444	35,169
Klil Industries, Ltd.	300	22,701
Maabarot Products, Ltd.	1,244	13,543
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	29

	Shares	Value
Israel (continued)
Magic Software Enterprises, Ltd.	7,541	$63,007
Malam - Team, Ltd.	98	9,398
Matrix IT, Ltd.	11,209	125,391
Maytronics, Ltd.	12,082	70,054
Mazor Robotics, Ltd. (A)	10,643	309,234
Mediterranean Towers, Ltd.	15,162	26,450
Mega Or Holdings, Ltd.	3,039	33,498
Melisron, Ltd.	3,674	157,521
Menora Mivtachim Holdings, Ltd.	7,452	93,026
Migdal Insurance & Financial Holding, Ltd.	107,971	125,247
Minrav Holdings, Ltd.	126	12,943
Mivtach Shamir Holdings, Ltd.	1,455	26,825
Naphtha Israel Petroleum Corp., Ltd. (A)	10,647	73,459
Nawi Brothers, Ltd.	4,870	27,762
Neto ME Holdings, Ltd. (A)	407	35,108
Nova Measuring Instruments, Ltd. (A)	6,254	154,078
NR Spuntech Industries, Ltd. (A)	3,901	12,304
Oil Refineries, Ltd.	376,673	189,877
One Software Technologies, Ltd.	846	31,232
Partner Communications Company, Ltd. (A)	26,415	144,139
Paz Oil Company, Ltd.	1,699	260,828
Perion Network, Ltd. (A)	4,172	11,360
Plasson Industries, Ltd.	1,061	48,751
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,961	102,077
Redhill Biopharma, Ltd. (A)	33,105	27,287
Scope Metals Group, Ltd.	2,176	59,393
Shapir Engineering and Industry, Ltd.	16,608	53,895
Shikun & Binui, Ltd. (A)	55,757	103,974
Shufersal, Ltd.	33,420	219,749
SodaStream International, Ltd. (A)	314	45,249
Summit Real Estate Holdings, Ltd.	7,820	69,519
Suny Cellular Communication, Ltd. (A)	18,682	9,581
Tadiran Holdings, Ltd.	472	11,193
The Israel Land Development Company, Ltd. (A)	1,140	8,803
The Phoenix Holdings, Ltd.	18,426	111,331
Tower Semiconductor, Ltd. (A)	1	10
Union Bank of Israel (A)	5,355	23,571
YH Dimri Construction & Development, Ltd.	766	11,956
Italy 3.8%		22,029,851
A2A SpA	407,075	686,049
ACEA SpA	12,874	172,225
Aeffe SpA (A)	10,932	30,416
Amplifon SpA	24,185	405,722
Anima Holding SpA (D)	72,626	305,228
Ansaldo STS SpA (A)	14,728	212,140
Aquafil SpA	1,401	15,125
Arnoldo Mondadori Editore SpA (A)	46,420	79,516
AS Roma SpA (A)	56,520	31,621
Ascopiave SpA	20,582	72,251
Astaldi SpA (A)	24,744	14,788
Autogrill SpA	31,810	301,017
Autostrade Meridionali SpA	562	17,099
Avio SpA	3,285	41,036
30	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Italy (continued)
Azimut Holding SpA	31,771	$391,602
B&C Speakers SpA	959	12,383
Banca Carige SpA (A)	14,180	32
Banca Farmafactoring SpA (D)	22,550	117,936
Banca Finnat Euramerica SpA	29,383	9,531
Banca Generali SpA	15,513	342,966
Banca IFIS SpA	6,823	140,937
Banca Mediolanum SpA	59,142	354,599
Banca Monte dei Paschi di Siena SpA (A)(C)	1,513	2,756
Banca Popolare di Sondrio SCPA	132,027	411,369
Banca Profilo SpA	121,842	23,992
Banca Sistema SpA (D)	11,931	21,724
Banco BPM SpA (A)(C)	375,752	881,213
Banco di Desio e della Brianza SpA	13,389	27,313
BasicNet SpA	5,209	25,950
BE	18,369	17,638
Biesse SpA	3,663	75,985
BPER Banca	157,833	644,120
Brembo SpA	39,175	437,417
Brunello Cucinelli SpA	7,437	252,010
Buzzi Unicem SpA	19,778	374,868
Cairo Communication SpA	24,706	90,567
Carraro SpA	6,932	16,127
Cembre SpA	559	13,498
Cementir Holding SpA	17,422	94,330
Cerved Group SpA	54,027	415,288
CIR-Compagnie Industriali Riunite SpA	140,053	143,696
Credito Emiliano SpA	25,291	148,936
Credito Valtellinese SpA (A)	2,313,120	213,555
Danieli & C Officine Meccaniche SpA	4,482	81,829
Datalogic SpA	5,394	144,583
De' Longhi SpA	15,589	424,511
DeA Capital SpA (A)	35,408	51,922
DiaSorin SpA	6,103	520,381
El.En. SpA	228	3,931
Elica SpA (A)	3,807	6,464
Emak SpA	19,156	28,622
Enav SpA (D)	55,730	265,309
ePrice SpA (A)	3,924	6,720
ERG SpA	18,396	335,308
Esprinet SpA	11,223	47,275
Eurotech SpA (A)	10,718	43,760
Exprivia SpA (A)	11,606	12,845
Falck Renewables SpA	40,754	111,588
Fila SpA (C)	3,192	49,188
Fincantieri SpA	146,287	172,747
FinecoBank Banca Fineco SpA	53,494	575,145
FNM SpA	37,416	20,158
GEDI Gruppo Editoriale SpA (A)(C)	54,336	23,423
Gefran SpA	1,600	12,284
Geox SpA	22,422	32,712
Gruppo MutuiOnline SpA	6,380	120,865
Hera SpA	266,098	732,296
IMA Industria Macchine Automatiche SpA	4,122	256,881
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	31

	Shares	Value
Italy (continued)
IMMSI SpA (A)	78,958	$36,401
Infrastrutture Wireless Italiane SpA (D)	19,367	139,836
Intek Group SpA (A)	66,972	23,751
Interpump Group SpA	19,231	572,199
Iren SpA	223,727	486,725
Italgas SpA	112,124	601,327
Italmobiliare SpA	2,419	52,944
Juventus Football Club SpA (A)(C)	144,708	179,342
La Doria SpA	4,179	39,485
Leonardo SpA	55,809	551,952
LU-VE SpA	505	5,288
Maire Tecnimont SpA	41,492	162,501
MARR SpA	9,099	203,436
Massimo Zanetti Beverage Group SpA (D)	3,791	25,626
Mediaset SpA (A)(C)	170,993	531,626
Mondo TV SpA (A)(C)	6,217	12,291
Newron Pharmaceuticals SpA (A)	4,038	31,445
Nice SpA	6,322	18,606
Openjobmetis SpA Agenzia per il Lavoro (A)	2,352	20,086
OVS SpA (A)(D)	40,270	73,652
Panariagroup Industrie Ceramiche SpA	1,941	3,952
Parmalat SpA	37,221	118,123
Piaggio & C SpA	55,186	111,976
Prima Industrie SpA	1,462	35,529
Prysmian SpA	5,955	109,196
RAI Way SpA (D)	17,702	84,623
Reno de Medici SpA	56,822	43,785
Reply SpA	4,292	239,787
Retelit SpA	39,468	71,655
Rizzoli Corriere Della Sera Mediagroup SpA (A)	23,664	30,918
Sabaf SpA	2,648	43,890
SAES Getters SpA	1,603	33,924
Safilo Group SpA (A)(C)	16,568	26,077
Saipem SpA (A)	173,147	760,256
Salini Impregilo SpA (C)	63,047	127,729
Salvatore Ferragamo SpA	12,729	298,642
Saras SpA	149,160	289,451
Servizi Italia SpA	3,687	13,193
Sesa SpA	1,799	46,568
Societa Cattolica di Assicurazioni SC	53,324	440,050
Societa Iniziative Autostradali e Servizi SpA	20,359	274,765
Sogefi SpA (A)(C)	10,059	17,470
SOL SpA	7,845	94,348
Tamburi Investment Partners SpA	29,843	192,657
Technogym SpA (D)	24,300	271,482
Tinexta SpA	3,045	22,877
Tiscali SpA (A)(C)	444,668	8,727
Tod's SpA	3,519	167,333
TREVI - Finanziaria Industriale SpA (A)	16,225	4,969
TXT e-solutions SpA	1,857	16,909
Unieuro SpA (A)(D)	2,519	31,491
Unione di Banche Italiane SpA	295,689	951,499
Unipol Gruppo SpA	152,365	633,117
UnipolSai Assicurazioni SpA	171,120	398,699
32	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Italy (continued)
Zignago Vetro SpA	8,335	$78,347
Japan 24.4%		142,730,449
A&D Company, Ltd.	5,600	41,284
Abist Company, Ltd.	600	18,741
Access Company, Ltd. (A)	10,000	86,411
Achilles Corp.	4,400	87,446
AD Works Company, Ltd.	13,300	4,814
Adastria Company, Ltd. (C)	9,040	148,276
ADEKA Corp.	23,791	377,838
Ad-sol Nissin Corp.	1,300	22,532
Adtec Plasma Technology Company, Ltd.	1,400	13,050
Advan Company, Ltd.	6,900	66,990
Advance Create Company, Ltd.	1,600	28,998
Advanex, Inc.	1,000	14,019
Advantage Risk Management Company, Ltd.	1,800	19,444
Adventure, Inc.	600	58,198
Aeon Delight Company, Ltd.	4,300	151,387
Aeon Fantasy Company, Ltd.	1,900	53,233
Aeon Hokkaido Corp.	5,400	38,635
Aeria, Inc.	4,300	21,664
AFC-HD AMS Life Science Company, Ltd.	1,800	11,286
Agro-Kanesho Company, Ltd.	1,300	28,296
Ahresty Corp.	5,600	36,062
Ai Holdings Corp.	8,700	174,017
Aichi Corp.	10,400	60,097
Aichi Steel Corp.	3,800	133,921
Aichi Tokei Denki Company, Ltd.	600	21,369
Aida Engineering, Ltd.	14,700	118,283
Aiful Corp. (A)(C)	73,900	203,026
Aigan Company, Ltd.	4,300	12,661
Aiphone Company, Ltd.	3,100	46,855
Airport Facilities Company, Ltd.	6,300	33,279
Airtech Japan, Ltd.	2,500	15,216
Aisan Industry Company, Ltd.	12,500	91,571
AIT Corp.	1,500	13,494
Aizawa Securities Company, Ltd.	9,500	64,085
Ajis Company, Ltd.	1,600	48,582
Akatsuki Corp.	6,800	18,957
Akatsuki, Inc. (C)	1,300	63,781
Akebono Brake Industry Company, Ltd. (A)	25,300	48,833
Albis Company, Ltd. (C)	2,200	55,597
Alconix Corp. (C)	6,400	73,813
Alinco, Inc.	4,200	40,727
Allied Telesis Holdings KK (A)	14,300	14,211
Alpen Company, Ltd.	5,700	97,816
Alpha Corp.	1,500	18,479
Alpha Systems, Inc.	1,820	42,802
Alpine Electronics, Inc. (C)	10,415	168,976
Alps Logistics Company, Ltd.	4,500	35,407
Altech Corp.	3,600	66,749
Amano Corp.	16,500	355,730
Amiyaki Tei Company, Ltd.	900	32,535
Amuse, Inc.	3,200	77,265
Anabuki Kosan, Inc.	500	13,408
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	33

	Shares	Value
Japan (continued)
Anest Iwata Corp.	8,400	$91,109
Anicom Holdings, Inc.	3,900	129,189
AOI Electronics Company, Ltd.	1,600	45,918
AOI TYO Holdings, Inc.	4,710	43,759
AOKI Holdings, Inc.	11,200	144,745
Aoyama Trading Company, Ltd.	12,900	323,994
Aoyama Zaisan Networks Company, Ltd.	2,200	30,604
Apaman Company, Ltd.	3,100	30,672
Apic Yamada Corp. (A)	3,400	6,264
Arakawa Chemical Industries, Ltd.	5,500	79,137
Arata Corp.	3,200	139,211
Araya Industrial Company, Ltd.	1,200	19,332
Arcland Sakamoto Company, Ltd.	8,300	113,511
Arcland Service Holdings Company, Ltd.	3,200	71,093
Arcs Company, Ltd.	10,384	260,169
Ardepro Company, Ltd. (A)(C)	63,900	33,795
Arealink Company, Ltd.	3,600	48,463
Argo Graphics, Inc.	2,000	80,225
Arisawa Manufacturing Company, Ltd.	9,300	67,408
Arrk Corp. (A)	24,300	21,420
Artnature, Inc.	4,100	24,660
ArtSpark Holdings, Inc.	500	4,916
As One Corp.	1,800	133,038
Asahi Broadcasting Group Holdings Corp.	2,400	16,646
Asahi Company, Ltd.	4,200	54,075
Asahi Diamond Industrial Company, Ltd.	16,700	103,384
Asahi Holdings, Inc.	10,300	213,624
Asahi Kogyosha Company, Ltd.	1,300	38,157
Asahi Net, Inc.	3,000	14,438
Asahi Printing Company, Ltd.	3,100	27,490
ASAHI YUKIZAI CORP.	4,600	75,193
Asante, Inc.	1,400	28,166
Asanuma Corp.	2,300	70,517
Ashimori Industry Company, Ltd.	1,599	24,276
Asia Pile Holdings Corp.	8,100	49,679
ASKA Pharmaceutical Company, Ltd.	8,000	86,760
ASKUL Corp. (C)	3,200	83,840
Asti Corp.	700	13,701
Asukanet Company, Ltd. (C)	2,200	28,120
Asunaro Aoki Construction Company, Ltd.	5,600	50,765
Ateam, Inc.	2,800	41,886
Atom Corp.	20,700	187,093
Atrae, Inc. (A)	1,100	23,326
Atsugi Company, Ltd.	5,200	49,105
Aucnet, Inc.	1,000	9,876
Autobacs Seven Company, Ltd.	18,000	275,817
Aval Data Corp.	900	15,138
Avant Corp.	1,200	14,599
Avex, Inc.	9,400	128,118
Axell Corp.	1,700	8,790
Axial Retailing, Inc.	3,800	135,209
Azia Company, Ltd.	1,000	12,430
Bando Chemical Industries, Ltd.	10,400	113,034
Bank of the Ryukyus, Ltd.	9,100	104,077
34	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Baroque Japan, Ltd.	2,500	$23,665
BayCurrent Consulting, Inc. (C)	3,200	79,372
Beaglee, Inc. (A)	1,800	16,064
Beauty Garage, Inc.	100	1,585
Beenos, Inc. (A)	2,500	36,190
Belc Company, Ltd.	2,700	143,671
Bell System24 Holdings, Inc.	7,900	104,764
Belluna Company, Ltd.	12,200	137,960
Benefit One, Inc.	2,900	85,046
Bengo4.com, Inc. (A)(C)	1,800	62,681
Billing System Corp.	200	9,781
Biofermin Pharmaceutical Company, Ltd.	1,500	36,446
B-Lot Company, Ltd.	500	6,045
BML, Inc.	5,600	142,586
Bookoff Group Holdings, Ltd.	2,900	20,004
Bourbon Corp.	1,500	25,186
BP Castrol KK	1,900	25,193
Br. Holdings Corp.	6,300	22,095
Brainpad, Inc. (A)	900	58,673
Broadleaf Company, Ltd. (C)	20,400	114,403
BRONCO BILLY Company, Ltd.	2,300	60,432
Bull-Dog Sauce Company, Ltd. (C)	800	14,964
Bunka Shutter Company, Ltd.	15,300	105,889
Business Brain Showa-Ota, Inc.	800	14,617
C Uyemura & Company, Ltd.	2,000	130,762
CAC Holdings Corp.	4,000	37,900
Can Do Company, Ltd.	2,700	40,092
Canare Electric Company, Ltd.	800	14,300
Canon Electronics, Inc.	5,500	103,989
Capital Asset Planning, Inc.	100	2,878
Career Design Center Company, Ltd.	1,500	17,297
Careerindex, Inc.	1,600	29,910
Carenet, Inc.	700	6,016
Carlit Holdings Company, Ltd.	4,600	37,574
Cawachi, Ltd.	4,800	93,563
Central Automotive Products, Ltd.	2,100	27,680
Central Glass Company, Ltd.	10,686	264,079
Central Security Patrols Company, Ltd.	1,700	95,124
Central Sports Company, Ltd.	1,800	60,188
Ceres, Inc.	1,400	26,354
Charm Care Corp. KK	1,100	15,963
Chikaranomoto Holdings Company, Ltd.	1,000	8,560
Chilled & Frozen Logistics Holdings Company, Ltd.	3,300	37,833
CHIMNEY Company, Ltd.	1,300	31,513
Chino Corp.	1,500	19,606
Chiyoda Company, Ltd. (C)	4,100	74,136
Chiyoda Corp. (C)	30,100	85,412
Chiyoda Integre Company, Ltd.	3,100	66,608
Chodai Company, Ltd.	1,500	10,630
Chofu Seisakusho Company, Ltd.	5,900	124,322
Chori Company, Ltd.	3,300	55,035
Chubu Shiryo Company, Ltd.	6,400	79,322
Chudenko Corp.	8,300	184,936
Chuetsu Pulp & Paper Company, Ltd.	3,000	42,285
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	35

	Shares	Value
Japan (continued)
Chugai Mining Company, Ltd. (A)	34,900	$5,539
Chugai Ro Company, Ltd.	1,700	37,006
Chugoku Marine Paints, Ltd.	19,400	178,390
Chuo Gyorui Company, Ltd.	300	7,387
Chuo Spring Company, Ltd.	500	15,265
CI Takiron Corp.	10,400	58,671
Ci:z Holdings Company, Ltd.	4,900	253,194
Citizen Watch Company, Ltd.	56,700	300,707
CKD Corp.	12,500	126,609
CK-San-Etsu Company, Ltd.	800	19,505
Clarion Company, Ltd.	6,600	145,581
Cleanup Corp.	5,300	33,879
CMC Corp.	800	12,694
CMIC Holdings Company, Ltd.	2,700	51,827
CMK Corp.	15,300	121,773
cocokara fine, Inc.	4,030	230,263
Coco's Japan Company, Ltd.	1,900	38,149
COLOPL, Inc.	12,000	90,551
Colowide Company, Ltd.	13,500	314,547
Comany, Inc.	1,000	13,398
Computer Engineering & Consulting, Ltd.	7,400	160,781
Computer Institute of Japan, Ltd.	3,500	23,289
Comture Corp.	2,400	70,647
CONEXIO Corp.	3,500	45,647
COOKPAD, Inc.	13,800	50,306
Core Corp.	2,100	25,973
Corona Corp.	3,900	39,249
Cosel Company, Ltd.	6,200	63,562
Cosmos Initia Company, Ltd.	5,000	29,227
Cota Company, Ltd.	3,080	42,562
CRE, Inc.	1,600	14,211
Create Medic Company, Ltd.	1,300	12,599
Create Restaurants Holdings, Inc.	8,900	104,117
Create SD Holdings Company, Ltd.	6,400	174,595
Creek & River Company, Ltd. (C)	2,700	28,260
Cresco, Ltd.	1,400	47,650
CTI Engineering Company, Ltd.	4,100	53,023
CTS Company, Ltd.	5,700	38,107
Cube System, Inc.	2,300	15,664
Cyber Com Company, Ltd.	900	13,693
Cybernet Systems Company, Ltd.	3,200	19,105
Cyberstep, Inc. (A)	1,000	9,824
Cybozu, Inc.	7,200	44,518
Dai Nippon Toryo Company, Ltd.	6,600	65,210
Daibiru Corp.	12,100	132,540
Dai-Dan Company, Ltd.	4,500	101,274
Daido Kogyo Company, Ltd.	2,400	22,758
Daido Metal Company, Ltd.	9,900	83,079
Daido Steel Company, Ltd.	4,700	190,328
Daidoh, Ltd.	7,200	23,227
Daihatsu Diesel Manufacturing Company, Ltd.	5,200	34,266
Daihen Corp.	4,800	117,852
Daiho Corp.	5,400	179,805
Dai-Ichi Cutter Kogyo Kk	600	11,333
36	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Daiichi Jitsugyo Company, Ltd.	3,200	$113,178
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	7,000	64,620
Dai-ichi Seiko Company, Ltd.	2,900	35,400
Daiken Corp.	4,000	74,709
Daiken Medical Company, Ltd.	2,900	19,557
Daiki Aluminium Industry Company, Ltd. (C)	8,000	46,112
Daiki Axis Company, Ltd.	1,500	15,596
Daiko Denshi Tsushin, Ltd.	2,000	12,145
Daikoku Denki Company, Ltd.	2,700	40,498
Daikokutenbussan Company, Ltd.	1,600	63,233
Daikokuya Holdings Company, Ltd. (A)	28,200	10,466
Daikyo, Inc.	7,914	207,165
Daikyonishikawa Corp.	7,900	80,180
Dainichi Company, Ltd.	2,100	13,790
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	4,100	120,039
Daio Paper Corp.	17,900	220,036
Daiohs Corp.	1,700	20,874
Daiseki Company, Ltd.	9,500	219,927
Daiseki Eco. Solution Company, Ltd.	1,320	10,038
Daishi Hokuetsu Financial Group, Inc.	11,100	361,802
Daishinku Corp.	2,600	23,768
Daisue Construction Company, Ltd.	2,300	24,147
Daisyo Corp.	2,100	31,803
Daito Chemix Corp.	1,600	5,003
Daito Pharmaceutical Company, Ltd.	2,750	82,752
Daitron Company, Ltd.	2,000	27,167
Daiwa Industries, Ltd.	8,700	100,851
Daiwabo Holdings Company, Ltd.	4,300	241,328
Daiyu Lic Holdings Company, Ltd.	2,500	26,310
DCM Holdings Company, Ltd.	27,220	270,681
DD Holdings Company, Ltd.	1,500	32,628
Dear Life Company, Ltd.	6,600	30,711
Delica Foods Holdings Company, Ltd.	900	11,518
Denki Kogyo Company, Ltd.	3,000	78,423
Densan System Company, Ltd.	1,100	22,095
Denyo Company, Ltd.	5,800	81,989
Descente, Ltd.	9,900	194,159
Designone Japan, Inc.	900	3,447
Dexerials Corp.	14,400	126,267
Digital Arts, Inc.	2,800	160,451
Digital Hearts Holdings Company, Ltd.	3,200	47,236
Digital Information Technologies Corp.	1,800	25,645
Dip Corp.	7,300	164,017
DKS Company, Ltd.	2,800	68,204
DMG Mori Company, Ltd.	15,000	211,638
Doshisha Company, Ltd.	6,500	120,371
Double Standard, Inc.	400	14,461
Doutor Nichires Holdings Company, Ltd.	7,693	150,260
Dowa Holdings Company, Ltd.	5,200	171,506
Dream Incubator, Inc.	1,400	23,372
DSB Company, Ltd.	2,200	9,522
DTS Corp.	5,400	195,017
Duskin Company, Ltd.	9,700	224,015
Dvx, Inc.	1,200	12,913
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	37

	Shares	Value
Japan (continued)
DyDo Group Holdings, Inc.	2,500	$136,344
Dynic Corp.	2,300	16,330
Eagle Industry Company, Ltd.	7,700	101,147
Earth Corp.	400	19,721
EAT&Company, Ltd.	600	9,388
Ebara Foods Industry, Inc.	1,600	31,386
Ebara Jitsugyo Company, Ltd.	2,400	42,480
Eco's Company, Ltd.	3,000	55,205
EDION Corp.	19,500	215,037
EF-ON, Inc.	4,080	36,857
eGuarantee, Inc.	5,800	57,534
E-Guardian, Inc.	1,800	42,568
Eidai Company, Ltd.	8,000	31,701
Eiken Chemical Company, Ltd.	7,000	160,960
Eizo Corp.	4,400	184,046
Elan Corp.	1,400	37,204
Elecom Company, Ltd.	4,600	121,697
Elematec Corp.	2,700	53,838
EM Systems Company, Ltd.	5,400	55,833
Endo Lighting Corp.	3,000	21,113
Eneres Company, Ltd. (A)	6,500	39,946
Enigmo, Inc. (A)	3,400	61,208
Enomoto Company, Ltd.	900	8,116
Enplas Corp.	3,100	85,968
Enshu, Ltd. (A)(C)	1,800	21,108
EPCO Company, Ltd.	700	6,515
EPS Holdings, Inc.	8,400	161,988
eRex Company, Ltd.	8,000	48,949
ES-Con Japan, Ltd. (C)	9,700	63,233
ESCRIT, Inc.	1,400	8,264
Escrow Agent Japan, Ltd.	4,000	16,423
ESPEC Corp.	5,500	102,314
Excel Company, Ltd.	1,400	24,801
Exedy Corp.	8,500	218,692
F&M Company, Ltd.	1,500	15,119
F@N Communications, Inc.	11,600	72,219
Faith, Inc.	1,610	16,954
FALCO HOLDINGS Company, Ltd.	2,000	29,397
FCC Company, Ltd.	8,400	219,513
FDK Corp. (A)	2,500	28,079
Feed One Company, Ltd.	30,940	57,446
Felissimo Corp.	1,900	20,324
Fenwal Controls of Japan, Ltd.	700	9,692
Ferrotec Holdings Corp.	10,200	95,560
FFRI, Inc. (A)(C)	600	21,929
FIDEA Holdings Company, Ltd.	65,406	89,321
Fields Corp.	6,400	51,729
Financial Products Group Company, Ltd.	16,800	182,541
FINDEX, Inc.	3,900	24,838
First Brothers Company, Ltd.	900	10,848
First Juken Company, Ltd.	1,100	11,792
First-corp, Inc.	2,000	18,841
Fixstars Corp.	4,000	47,957
FJ Next Company, Ltd.	5,300	44,170
38	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Focus Systems Corp.	1,400	$13,775
Forval Corp.	1,600	14,220
Foster Electric Company, Ltd.	6,800	92,991
France Bed Holdings Company, Ltd.	7,400	63,192
Freebit Company, Ltd.	3,500	30,560
Freund Corp.	3,000	22,414
Fronteo, Inc.	2,000	15,798
F-Tech, Inc.	3,400	33,378
FTGroup Company, Ltd.	3,900	56,685
Fudo Tetra Corp.	4,220	72,696
Fuji Company, Ltd.	6,100	115,076
Fuji Corp.	11,800	155,480
Fuji Corp.	1,900	33,450
Fuji Corp., Ltd.	7,900	63,250
Fuji Die Company, Ltd.	1,000	6,943
Fuji Kosan Company, Ltd.	1,100	6,100
Fuji Kyuko Company, Ltd. (C)	5,000	142,011
Fuji Oil Company, Ltd.	19,700	59,076
Fuji Pharma Company, Ltd.	4,400	74,688
Fuji Seal International, Inc.	6,000	216,310
Fuji Soft, Inc.	5,500	249,855
Fujibo Holdings, Inc.	2,800	76,883
Fujicco Company, Ltd.	6,200	136,471
Fujikura Kasei Company, Ltd.	7,000	39,105
Fujikura Rubber, Ltd.	6,700	30,269
Fujikura, Ltd.	61,100	266,231
Fujimi, Inc.	4,100	88,245
Fujimori Kogyo Company, Ltd.	3,900	111,687
Fujio Food System Company, Ltd.	2,800	51,838
Fujisash Company, Ltd.	26,500	22,217
Fujishoji Company, Ltd.	2,400	21,931
Fujita Kanko, Inc.	2,200	61,522
Fujitec Company, Ltd.	14,000	172,529
Fujitsu Frontech, Ltd.	3,400	38,126
Fujitsu General, Ltd.	13,500	191,461
Fujiya Company, Ltd.	2,800	62,034
FuKoKu Company, Ltd.	3,000	24,640
Fukuda Corp.	2,000	95,332
Fukui Computer Holdings, Inc.	1,700	26,384
Fukushima Industries Corp.	3,200	123,440
Fukuyama Transporting Company, Ltd.	6,400	281,173
Full Speed, Inc. (A)	1,100	6,151
FULLCAST Holdings Company, Ltd.	6,200	126,896
Fumakilla, Ltd. (C)	2,000	27,592
Funai Electric Company, Ltd. (A)(C)	9,500	62,644
Funai Soken Holdings, Inc.	10,230	189,075
Furukawa Company, Ltd.	8,700	110,364
Furukawa Electric Company, Ltd.	9,700	284,141
Furuno Electric Company, Ltd.	7,700	88,148
Furusato Industries, Ltd.	3,100	52,446
Furuya Metal Company, Ltd.	700	34,422
Furyu Corp.	2,500	22,588
Fuso Chemical Company, Ltd.	5,000	105,184
Fuso Pharmaceutical Industries, Ltd.	1,900	47,615
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	39

	Shares	Value
Japan (continued)
Futaba Corp.	10,657	$167,455
Futaba Industrial Company, Ltd.	16,900	91,304
Future Corp.	6,000	93,095
Fuyo General Lease Company, Ltd.	4,600	279,507
G-7 Holdings, Inc.	1,300	30,254
Gakken Holdings Company, Ltd.	1,300	50,366
Gakkyusha Company, Ltd.	2,400	34,901
Gakujo Company, Ltd. (C)	3,300	44,712
GCA Corp.	2,600	18,407
Gecoss Corp.	5,000	50,926
Genki Sushi Company, Ltd.	1,600	70,603
Genky DrugStores Company, Ltd. (C)	2,000	65,415
Geo Holdings Corp.	10,500	176,748
Geomatec Company, Ltd.	900	6,441
Geostr Corp.	4,600	20,491
Gfoot Company, Ltd.	5,700	37,771
Giken, Ltd.	3,800	139,122
GL Sciences, Inc.	2,000	26,821
GLOBERIDE, Inc. (C)	2,800	71,490
Glory, Ltd.	9,100	230,384
GMO Cloud K.K.	800	28,333
GMO Financial Holdings, Inc.	5,500	32,159
GMO Internet, Inc.	14,300	188,844
Godo Steel, Ltd.	3,000	51,530
Gokurakuyu Holdings Company, Ltd.	3,200	17,331
Goldcrest Company, Ltd.	6,270	97,440
Goldwin, Inc. (C)	2,300	238,974
Golf Digest Online, Inc.	2,700	19,189
Grace Technology, Inc.	900	17,129
Grandy House Corp.	5,700	20,307
Gree, Inc.	26,700	116,825
Greens Company, Ltd.	800	10,867
GS Yuasa Corp.	13,200	305,833
GSI Creos Corp.	1,100	14,463
G-Tekt Corp.	6,000	84,216
Gumi, Inc. (A)	4,800	31,496
Gun-Ei Chemical Industry Company, Ltd.	1,400	38,770
GungHo Online Entertainment, Inc.	27,100	60,477
Gunosy, Inc. (A)	2,800	83,325
Gunze, Ltd.	4,300	169,173
Gurunavi, Inc.	6,800	50,395
H2O Retailing Corp.	13,800	237,320
HABA Laboratories, Inc.	400	31,238
Hagihara Industries, Inc.	3,000	45,278
Hagiwara Electric Holdings Company, Ltd.	2,200	62,274
Hakudo Company, Ltd.	800	12,509
Hakuto Company, Ltd.	5,200	61,410
Hakuyosha Company, Ltd.	800	21,148
Halows Company, Ltd.	1,900	43,507
Hamakyorex Company, Ltd.	4,400	163,031
Hamee Corp.	1,000	16,193
Handsman Company, Ltd.	1,300	11,676
Hanwa Company, Ltd.	8,800	264,051
Happinet Corp. (C)	4,100	58,463
40	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Harada Industry Company, Ltd.	2,900	$23,882
Hard Off Corp. Company, Ltd.	2,200	17,737
Harima Chemicals Group, Inc.	4,300	44,324
Haruyama Holdings, Inc.	2,700	21,328
Hayashikane Sangyo Company, Ltd.	1,900	11,289
Hazama Ando Corp.	43,600	264,067
Heiwa Real Estate Company, Ltd.	10,200	174,655
Heiwado Company, Ltd.	7,700	214,150
Helios Techno Holding Company, Ltd.	6,400	44,336
Hibino Corp.	700	9,957
Hibiya Engineering, Ltd.	5,400	91,636
Hiday Hidaka Corp.	5,570	115,945
HI-LEX CORP.	6,400	136,386
Himaraya Company, Ltd.	1,700	15,566
Hinokiya Group Company, Ltd.	1,500	27,979
Hioki EE Corp.	2,600	97,245
Hirakawa Hewtech Corp.	2,200	25,764
Hiramatsu, Inc.	9,800	31,927
Hirano Tecseed Company, Ltd.	2,700	40,608
Hirata Corp. (C)	1,800	96,323
Hirose Tusyo, Inc.	600	10,757
Hiroshima Gas Company, Ltd.	12,400	39,463
HIS Company, Ltd.	4,500	152,126
Hisaka Works, Ltd.	7,700	64,559
Hitachi Zosen Corp.	49,280	169,350
Hito Communications, Inc.	1,300	22,464
Hochiki Corp.	4,600	53,186
Hoden Seimitsu Kako Kenkyusho Company, Ltd.	1,000	11,568
Hodogaya Chemical Company, Ltd.	2,100	48,021
Hogy Medical Company, Ltd.	5,600	169,108
Hokkaido Coca-Cola Bottling Company, Ltd.	200	6,721
Hokkaido Electric Power Company, Inc.	46,200	316,853
Hokkaido Gas Company, Ltd.	4,800	63,557
Hokkan Holdings, Ltd.	3,400	51,481
Hokko Chemical Industry Company, Ltd.	5,000	24,612
Hokuetsu Corp.	35,000	177,624
Hokuetsu Industries Company, Ltd.	6,800	75,707
Hokuhoku Financial Group, Inc.	22,600	296,128
Hokuriku Electric Industry Company, Ltd.	2,500	23,685
Hokuriku Electric Power Company	29,600	263,772
Hokuriku Electrical Construction Company, Ltd.	1,600	14,077
Hokuto Corp.	6,700	119,377
Honda Tsushin Kogyo Company, Ltd.	4,800	26,682
H-One Company, Ltd.	6,500	63,073
Honeys Holdings Company, Ltd.	5,460	43,706
Honma Golf, Ltd. (D)	14,500	14,746
Hoosiers Holdings (C)	11,500	66,577
Horiba, Ltd.	7,900	372,221
Hosiden Corp.	17,000	131,871
Hosokawa Micron Corp.	1,700	77,738
Hotland Company, Ltd.	1,800	23,557
House Do Company, Ltd.	1,400	15,428
Howa Machinery, Ltd.	5,300	40,484
HyAS&Company, Inc.	2,500	7,365
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	41

	Shares	Value
Japan (continued)
I K K, Inc.	3,000	$19,155
I.K Company, Ltd. (C)	1,200	9,893
Ibiden Company, Ltd.	26,800	373,533
IBJ Leasing Company, Ltd.	8,400	207,523
IBJ, Inc.	2,600	18,557
Ichibanya Company, Ltd.	3,100	130,378
Ichigo, Inc.	63,600	218,673
Ichiken Company, Ltd.	1,600	30,546
Ichikoh Industries, Ltd.	9,100	59,857
Ichinen Holdings Company, Ltd.	6,100	78,456
Ichiyoshi Securities Company, Ltd.	10,700	90,360
Icom, Inc.	3,300	68,367
Idec Corp.	7,800	173,672
IDOM, Inc. (C)	17,400	87,366
Ihara Science Corp.	2,200	39,588
Iino Kaiun Kaisha, Ltd.	30,300	120,562
IJT Technology Holdings Company, Ltd.	5,760	36,596
Ikegami Tsushinki Company, Ltd.	1,900	24,021
IMAGICA GROUP, Inc.	5,400	28,957
Imasen Electric Industrial	5,200	48,631
Imuraya Group Company, Ltd.	2,700	74,302
Inaba Denki Sangyo Company, Ltd.	6,500	270,164
Inaba Seisakusho Company, Ltd.	3,600	43,095
Inabata & Company, Ltd.	14,000	200,969
Inageya Company, Ltd.	7,800	108,932
Ines Corp.	7,100	79,538
I-Net Corp.	2,900	42,684
Infocom Corp.	2,800	116,940
Infomart Corp. (C)	17,800	219,635
Information Development Company	1,100	14,032
Information Services International-Dentsu, Ltd.	3,200	108,687
Innotech Corp.	6,900	71,620
Insource Company, Ltd.	1,600	34,884
Intage Holdings, Inc.	9,400	84,657
Intellex Company, Ltd.	1,800	12,140
Intelligent Wave, Inc.	2,900	24,104
Inter Action Corp.	3,100	70,798
Internet Initiative Japan, Inc.	8,700	214,580
Inui Global Logistics Company, Ltd.	4,890	44,238
I-O Data Device, Inc.	1,900	19,806
IR Japan Holdings, Ltd.	1,000	12,910
Iriso Electronics Company, Ltd.	4,200	184,622
I'rom Group Company, Ltd.	1,500	29,098
ISB Corp.	1,300	27,248
Ise Chemicals Corp.	600	16,884
Iseki & Company, Ltd.	6,000	97,824
Ishihara Chemical Company, Ltd.	1,800	33,977
Ishihara Sangyo Kaisha, Ltd. (A)	11,500	126,311
Ishii Hyoki Company, Ltd.	1,100	8,759
Ishii Iron Works Company, Ltd.	900	14,932
Ishizuka Glass Company, Ltd.	400	7,586
Isolite Insulating Products Company, Ltd.	2,200	10,631
Istyle, Inc. (C)	10,100	103,741
ITbook Holdings Company, Ltd. (A)	2,900	12,901
42	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Itfor, Inc.	5,600	$42,217
Itochu Enex Company, Ltd.	11,400	107,297
Itochu-Shokuhin Company, Ltd.	1,400	65,694
Itoham Yonekyu Holdings, Inc.	2,600	17,331
Itoki Corp.	13,300	72,408
Itokuro, Inc. (A)	1,200	36,511
IwaiCosmo Holdings, Inc.	6,000	74,723
Iwaki & Company, Ltd.	9,000	41,975
Iwaki Company, Ltd.	1,000	11,760
Iwasaki Electric Company, Ltd.	3,000	40,272
Iwatani Corp.	9,000	299,782
Iwatsu Electric Company, Ltd.	3,700	24,630
J Trust Company, Ltd. (C)	20,500	102,079
JAC Recruitment Company, Ltd.	3,600	73,670
Jaccs Company, Ltd.	8,600	156,090
Jafco Company, Ltd.	7,600	278,337
Jalux, Inc.	2,100	53,082
Jamco Corp.	2,600	73,583
Janome Sewing Machine Company, Ltd.	5,800	28,999
Japan Animal Referral Medical Center Company, Ltd. (A)	600	13,348
Japan Asia Group, Ltd.	6,100	19,841
Japan Asia Investment Company, Ltd. (A)	5,400	12,158
Japan Asset Marketing Company, Ltd. (A)	62,100	65,666
Japan Aviation Electronics Industry, Ltd.	11,000	138,992
Japan Best Rescue System Company, Ltd.	3,100	44,542
Japan Cash Machine Company, Ltd.	5,100	50,956
Japan Display, Inc. (A)	141,200	87,421
Japan Electronic Materials Corp.	2,600	16,942
Japan Elevator Service Holdings Company, Ltd.	3,400	63,888
Japan Foundation Engineering Company, Ltd.	8,200	25,025
Japan Investment Adviser Company, Ltd.	1,700	54,568
Japan Lifeline Company, Ltd.	13,300	211,467
Japan Material Company, Ltd. (C)	12,600	146,680
Japan Meat Company, Ltd.	2,000	35,087
Japan Medical Dynamic Marketing, Inc.	3,400	41,803
Japan Oil Transportation Company, Ltd.	600	15,286
Japan Petroleum Exploration Company, Ltd.	8,100	168,184
Japan Property Management Center Company, Ltd.	2,900	26,136
Japan Pulp & Paper Company, Ltd.	3,000	118,668
Japan Pure Chemical Company, Ltd.	700	14,740
Japan Securities Finance Company, Ltd.	31,500	183,211
Japan Transcity Corp.	12,000	52,098
Jastec Company, Ltd.	3,500	32,872
JBCC Holdings, Inc.	4,900	76,549
JCR Pharmaceuticals Company, Ltd.	2,200	113,182
JCU Corp.	6,000	98,064
Jeol, Ltd.	9,500	166,386
JFLA Holdings, Inc.	2,400	8,728
JIG-SAW, Inc. (A)	900	24,829
Jimoto Holdings, Inc.	40,600	53,665
JINS, Inc.	3,400	210,321
JK Holdings Company, Ltd.	6,100	33,067
JMS Company, Ltd.	6,400	33,548
Joban Kosan Company, Ltd.	2,000	30,967
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	43

	Shares	Value
Japan (continued)
J-Oil Mills, Inc.	3,600	$128,370
Joshin Denki Company, Ltd.	4,000	102,125
JP-Holdings, Inc.	14,400	39,234
JSP Corp.	4,800	102,416
Juki Corp.	8,200	109,841
Justsystems Corp.	8,900	201,223
JVC Kenwood Corp.	45,628	116,243
K&O Energy Group, Inc.	4,100	59,141
kabu.com Securities Company, Ltd.	33,900	125,409
Kadokawa Dwango Corp.	17,057	212,025
Kadoya Sesame Mills, Inc.	400	20,584
Kaga Electronics Company, Ltd.	5,300	112,465
Kakiyasu Honten Company, Ltd.	2,100	45,547
Kamakura Shinsho, Ltd.	4,400	48,561
Kameda Seika Company, Ltd.	3,000	141,918
Kamei Corp.	8,200	100,059
Kanaden Corp.	5,500	63,424
Kanagawa Chuo Kotsu Company, Ltd.	1,600	55,038
Kanamic Network Company, Ltd.	600	10,417
Kanamoto Company, Ltd.	6,500	191,713
Kandenko Company, Ltd.	9,800	101,728
Kaneko Seeds Company, Ltd.	2,800	35,359
Kanematsu Corp.	18,600	237,743
Kanematsu Electronics, Ltd.	3,300	106,019
Kanemi Company, Ltd.	500	13,223
Kansai Mirai Financial Group, Inc. (A)	20,822	167,679
Kansai Super Market, Ltd.	4,200	40,761
Kanto Denka Kogyo Company, Ltd.	9,300	77,485
Kappa Create Company, Ltd.	5,100	67,481
Kasai Kogyo Company, Ltd.	8,400	74,020
Katakura & Co-op Agri Corp.	1,100	11,610
Katakura Industries Company, Ltd.	7,100	76,258
Kato Sangyo Company, Ltd.	6,000	186,241
Kato Works Company, Ltd.	3,100	83,234
KAWADA TECHNOLOGIES, Inc.	1,300	97,958
Kawagishi Bridge Works Company, Ltd.	600	15,459
Kawai Musical Instruments Manufacturing Company, Ltd.	1,700	60,609
Kawasaki Kisen Kaisha, Ltd. (A)(C)	19,800	284,664
Kawasumi Laboratories, Inc.	5,500	30,806
Kawata Manufacturing Company, Ltd.	1,600	24,804
KeePer Technical Laboratory Company, Ltd.	1,200	11,829
Keihanshin Building Company, Ltd.	12,400	99,670
Keihin Company, Ltd.	1,000	12,609
Keihin Corp.	11,300	195,827
Keiyo Company, Ltd.	13,800	74,094
KEL Corp.	1,900	14,994
Kenedix, Inc.	57,100	269,976
Kenko Mayonnaise Company, Ltd. (C)	3,200	64,996
Key Coffee, Inc.	4,900	92,982
KFC Holdings Japan, Ltd.	3,500	61,126
KH Neochem Company, Ltd.	6,500	174,651
KI Holdings Company, Ltd. (A)	3,000	9,221
Kimoto Company, Ltd.	15,600	30,174
Kimura Chemical Plants Company, Ltd.	5,900	23,436
44	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Kimura Unity Company, Ltd.	100	$984
King Jim Company, Ltd.	3,700	29,807
Kintetsu Department Store Company, Ltd. (A)	2,000	65,743
Kintetsu World Express, Inc.	7,900	133,441
Kirindo Holdings Company, Ltd.	1,400	19,953
Kissei Pharmaceutical Company, Ltd.	5,200	161,083
Ki-Star Real Estate Company, Ltd.	1,900	31,589
Kitagawa Corp.	2,800	63,347
Kitano Construction Corp.	1,500	53,935
Kitanotatsujin Corp. (C)	9,900	46,152
Kito Corp.	5,100	84,619
Kitz Corp.	23,600	201,865
KLab, Inc.	7,500	78,797
KNT-CT Holdings Company, Ltd. (A)	3,200	36,361
Koa Corp.	7,400	100,341
Koatsu Gas Kogyo Company, Ltd.	7,300	57,075
Kobe Bussan Company, Ltd.	4,400	135,195
Kobe Electric Railway Company, Ltd. (A)	1,600	56,398
Kobelco Eco-Solutions Company, Ltd.	1,200	18,005
Kogi Corp.	600	8,468
Kohnan Shoji Company, Ltd.	7,300	180,211
Kohsoku Corp.	3,200	34,109
Koike Sanso Kogyo Company, Ltd.	500	11,031
Kojima Company, Ltd. (A)	9,900	45,277
Kokusai Company, Ltd.	2,400	18,085
Kokuyo Company, Ltd.	20,973	323,616
KOMAIHALTEC, Inc.	1,200	23,048
Komatsu Seiren Company, Ltd.	9,200	73,581
Komatsu Wall Industry Company, Ltd.	2,000	36,931
KOMEDA Holdings Company, Ltd.	10,300	215,264
Komehyo Company, Ltd.	2,000	24,614
Komeri Company, Ltd.	8,500	203,739
Komori Corp.	16,724	184,583
Konaka Company, Ltd.	6,300	27,621
Kondotec, Inc.	4,700	42,886
Konishi Company, Ltd.	8,300	137,213
Konoike Transport Company, Ltd.	7,900	124,320
Konoshima Chemical Company, Ltd.	1,800	11,290
Kosaido Company, Ltd.	6,200	23,427
Koshidaka Holdings Company, Ltd.	9,600	130,131
Kotobuki Spirits Company, Ltd.	4,900	209,857
Kourakuen Holdings Corp. (A)	2,900	57,326
Kozo Keikaku Engineering, Inc.	800	15,004
Krosaki Harima Corp.	1,700	101,384
KRS Corp.	1,800	39,842
KU Holdings Company, Ltd.	3,500	27,922
Kumagai Gumi Company, Ltd.	9,000	285,241
Kumiai Chemical Industry Company, Ltd.	23,190	148,716
Kunimine Industries Company, Ltd.	2,100	18,212
Kura Corp.	2,800	176,345
Kurabo Industries, Ltd.	5,000	128,007
Kureha Corp.	3,900	273,401
Kurimoto, Ltd.	3,600	52,238
Kuriyama Holdings Corp.	1,800	30,487
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	45

	Shares	Value
Japan (continued)
Kuroda Precision Industries, Ltd.	900	$15,336
Kushikatsu Tanaka Holdings Company (C)	300	7,907
KVK Corp.	1,500	18,172
KYB Corp. (C)	5,400	134,822
Kyoden Company, Ltd.	3,900	16,096
Kyodo Printing Company, Ltd.	2,200	51,457
Kyoei Steel, Ltd.	7,300	141,300
Kyokuto Boeki Kaisha, Ltd.	2,000	31,230
Kyokuto Kaihatsu Kogyo Company, Ltd.	9,600	139,376
Kyokuto Securities Company, Ltd.	6,300	72,836
Kyokuyo Company, Ltd.	2,800	79,863
KYORIN Holdings, Inc.	10,600	255,238
Kyoritsu Maintenance Company, Ltd.	6,780	341,065
Kyoritsu Printing Company, Ltd.	9,100	19,886
Kyosan Electric Manufacturing Company, Ltd.	12,000	53,551
Kyoto Kimono Yuzen Company, Ltd.	2,600	10,299
Kyowa Electronic Instruments Company, Ltd.	8,000	29,695
Kyowa Leather Cloth Company, Ltd.	5,000	39,165
Kyushu Financial Group, Inc.	4,300	20,175
LAC Company, Ltd.	4,100	59,460
Lacto Japan Company, Ltd.	700	49,031
LAND Company, Ltd. (A)	39,000	3,447
Laox Company, Ltd. (A)	12,200	36,635
Lasertec Corp.	9,400	305,470
LEC, Inc.	5,600	101,862
Leopalace21 Corp.	65,000	282,653
Life Corp.	3,500	83,551
LIFULL Company, Ltd.	13,100	103,951
Like Company, Ltd. (C)	3,100	45,594
LIKE Kidsnext Company, Ltd. (A)	1,600	16,912
Linical Company, Ltd.	3,200	45,686
Link And Motivation, Inc.	8,500	78,604
Lintec Corp.	11,600	262,504
Litalico, Inc. (A)	1,500	25,304
LIXIL VIVA Corp.	900	14,122
Lonseal Corp.	500	7,857
Look Holdings, Inc.	1,800	18,569
Luckland Company, Ltd.	1,000	26,082
M&A Capital Partners Company, Ltd. (A)	1,500	56,577
Macnica Fuji Electronics Holdings, Inc.	10,800	167,009
Macromill, Inc.	6,400	100,143
Maeda Kosen Company, Ltd.	4,900	112,684
Maeda Road Construction Company, Ltd.	16,000	314,577
Maezawa Industries, Inc.	5,000	17,062
Maezawa Kasei Industries Company, Ltd.	2,900	28,991
Maezawa Kyuso Industries Company, Ltd.	2,500	42,582
Makino Milling Machine Company, Ltd.	5,315	216,716
Mamezou Holdings Company, Ltd.	5,500	52,098
Mamiya-Op Company, Ltd.	2,000	17,447
Mandom Corp.	3,540	103,916
Mani, Inc.	6,200	292,193
MarkLines Company, Ltd.	2,000	26,926
Mars Group Holdings Corp.	2,800	57,851
Marubun Corp.	5,600	41,857
46	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Marudai Food Company, Ltd.	7,000	$124,807
Marufuji Sheet Piling Company, Ltd.	300	6,406
Maruha Nichiro Corp.	9,581	347,541
Maruka Machinery Company, Ltd.	1,800	35,692
Marumae Company, Ltd. (C)	3,000	23,633
Marusan Securities Company, Ltd.	14,661	115,639
Maruwa Company, Ltd.	2,500	142,254
Maruwa Unyu Kikan Company, Ltd.	3,000	89,018
Maruyama Manufacturing Company, Inc.	900	13,001
Maruzen CHI Holdings Company, Ltd. (A)	4,800	14,639
Maruzen Company, Ltd.	3,000	62,530
Maruzen Showa Unyu Company, Ltd.	3,800	104,402
Marvelous, Inc. (C)	7,900	63,950
Matching Service Japan Company, Ltd.	2,000	27,635
Matsuda Sangyo Company, Ltd.	4,620	60,887
Matsui Construction Company, Ltd.	8,500	63,909
Matsuya Company, Ltd.	4,400	54,877
Matsuyafoods Holdings Company, Ltd.	2,200	75,534
Max Company, Ltd.	8,000	105,216
Maxell Holdings, Ltd.	12,600	176,928
Maxvalu Nishinihon Company, Ltd.	900	15,068
Maxvalu Tokai Company, Ltd.	1,300	29,274
MCJ Company, Ltd.	16,000	112,843
MEC Company, Ltd.	4,900	58,008
Media Do Holdings Company, Ltd.	1,700	41,606
Medical Data Vision Company, Ltd. (A)(C)	4,400	40,054
Medical System Network Company, Ltd.	6,600	26,837
Medius Holdings Company, Ltd.	1,600	11,662
Megachips Corp.	4,800	116,725
Megmilk Snow Brand Company, Ltd.	9,900	276,693
Meidensha Corp.	10,217	144,247
Meiji Electric Industries Company, Ltd.	2,000	37,546
Meiji Shipping Company, Ltd.	6,300	21,055
Meiko Electronics Company, Ltd. (C)	5,700	102,931
Meiko Network Japan Company, Ltd.	6,400	58,631
Meisei Industrial Company, Ltd.	10,600	79,053
Meitec Corp.	6,600	298,119
Meito Sangyo Company, Ltd.	2,900	37,714
Meiwa Corp.	7,500	29,227
Meiwa Estate Company, Ltd.	3,300	18,244
Members Company, Ltd.	1,200	10,924
Menicon Company, Ltd.	5,000	132,091
Mercuria Investment Company, Ltd.	1,700	12,991
METAWATER Company, Ltd.	3,100	87,006
Micronics Japan Company, Ltd. (C)	6,800	58,954
Mie Kotsu Group Holdings, Inc.	14,600	79,007
Mikuni Corp.	8,400	43,662
Milbon Company, Ltd.	5,520	239,760
MIMAKI ENGINEERING COMPANY, LTD.	5,100	42,029
Mimasu Semiconductor Industry Company, Ltd.	4,200	57,340
Ministop Company, Ltd.	4,000	73,088
Mipox Corp.	1,500	5,457
Miraca Holdings, Inc.	12,400	287,401
Miraial Company, Ltd.	1,500	12,875
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	47

	Shares	Value
Japan (continued)
Mirait Holdings Corp.	16,820	$246,816
Miroku Jyoho Service Company, Ltd. (C)	4,700	102,082
Misawa Homes Company, Ltd.	8,000	58,655
Mitani Corp.	4,200	202,085
Mitani Sangyo Company, Ltd.	8,100	22,422
Mitani Sekisan Company, Ltd.	3,200	80,120
Mito Securities Company, Ltd.	18,200	49,366
Mitsuba Corp.	10,300	67,794
Mitsubishi Kakoki Kaisha, Ltd.	1,900	29,029
Mitsubishi Logisnext Company, Ltd.	5,900	68,217
Mitsubishi Logistics Corp. (C)	4,300	106,330
Mitsubishi Paper Mills, Ltd.	8,438	43,584
Mitsubishi Pencil Company, Ltd.	5,700	109,391
Mitsubishi Research Institute, Inc.	1,700	57,957
Mitsubishi Shokuhin Company, Ltd.	3,300	89,029
Mitsubishi Steel Manufacturing Company, Ltd.	4,800	85,931
Mitsuboshi Belting, Ltd.	6,500	141,166
Mitsui E&S Holdings Company, Ltd.	20,900	227,845
Mitsui High-Tec, Inc.	6,600	75,111
Mitsui Matsushima Holdings Company Ltd.	4,100	58,380
Mitsui Mining & Smelting Company, Ltd.	13,400	307,308
Mitsui Sugar Company, Ltd.	4,400	117,221
Mitsui-Soko Holdings Company, Ltd. (A)	7,000	123,849
Mitsumura Printing Company, Ltd.	400	8,122
Mitsuuroko Group Holdings Company, Ltd.	8,000	50,064
Mixi, Inc.	10,100	238,545
Miyaji Engineering Group, Inc.	2,000	37,922
Miyoshi Oil & Fat Company, Ltd.	2,600	29,257
Mizuho Medy Company, Ltd.	800	17,369
Mizuno Corp.	5,000	113,979
Mobile Factory, Inc.	1,700	20,299
Mochida Pharmaceutical Company, Ltd.	2,800	254,769
Modec, Inc.	5,300	131,942
Molitec Steel Company, Ltd.	3,400	14,296
Monex Group, Inc.	50,400	186,504
Money Partners Group Company, Ltd.	4,700	14,109
MORESCO Corp.	2,000	29,326
Mori-Gumi Company, Ltd.	3,900	16,674
Morinaga Milk Industry Company, Ltd.	9,600	282,370
Morita Holdings Corp.	7,400	146,150
Morito Company, Ltd.	4,800	34,410
Morozoff, Ltd.	900	43,370
Mory Industries, Inc.	1,400	33,492
MrMax Holdings, Ltd.	8,400	40,319
MTI, Ltd.	9,900	52,460
Mugen Estate Company, Ltd.	2,300	14,020
m-up, Inc.	1,100	21,417
Murakami Corp.	2,100	50,813
Musashi Company, Ltd.	900	17,557
Musashi Seimitsu Industry Company, Ltd.	10,800	170,977
Muto Seiko Company	1,300	7,227
Mutoh Holdings Company, Ltd.	600	12,038
Mynet, Inc. (A)	1,300	21,224
N Field Company, Ltd.	3,200	32,618
48	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
NAC Company, Ltd.	3,400	$32,885
Nachi-Fujikoshi Corp. (C)	4,300	184,785
Nadex Company, Ltd.	1,200	11,285
Nafco Company, Ltd.	3,200	51,552
Nagaileben Company, Ltd.	2,300	56,220
Nagano Keiki Company, Ltd.	3,000	25,347
Nagase & Company, Ltd.	15,700	235,169
Nagatanien Holdings Company, Ltd.	3,000	73,647
Nagawa Company, Ltd. (C)	1,500	84,085
Naigai Tec Corp.	300	4,218
Naigai Trans Line, Ltd.	700	10,182
Nakabayashi Company, Ltd.	6,000	31,298
Nakamoto Packs Company, Ltd.	800	13,003
Nakamura Choukou Company, Ltd. (A)	800	8,446
Nakamuraya Company, Ltd.	1,000	39,705
Nakanishi, Inc.	7,400	139,843
Nakano Corp.	4,800	26,466
Nakayama Steel Works, Ltd.	7,400	38,130
Nakayamafuku Company, Ltd.	4,400	21,360
Nakayo, Inc.	1,000	13,468
Namura Shipbuilding Company, Ltd.	16,572	81,982
Narasaki Sangyo Company, Ltd.	1,600	25,777
Natori Company, Ltd.	2,500	41,337
NEC Capital Solutions, Ltd.	3,100	46,145
NEC Networks & System Integration Corp.	6,200	138,365
NET One Systems Company, Ltd.	19,700	408,971
Neturen Company, Ltd.	10,400	93,856
New Japan Chemical Company, Ltd. (A)	8,300	13,873
Nextage Company, Ltd. (C)	5,800	61,400
Nexyz Group Corp.	1,400	22,298
Nicca Chemical Company, Ltd.	2,500	27,050
Nice Holdings, Inc.	2,300	23,016
Nichia Steel Works, Ltd.	4,000	11,909
Nichias Corp.	13,500	262,445
Nichiban Company, Ltd.	2,500	49,949
Nichicon Corp.	13,673	109,042
Nichiden Corp.	3,800	61,249
Nichiha Corp.	6,900	189,388
NichiiGakkan Company, Ltd.	11,500	116,101
Nichi-iko Pharmaceutical Company, Ltd.	12,100	186,113
Nichimo Company, Ltd.	700	11,397
Nichireki Company, Ltd.	7,800	78,669
Nichirin Company, Ltd.	2,190	45,363
Nihon Chouzai Company, Ltd.	2,480	80,362
Nihon Dempa Kogyo Company, Ltd. (A)	4,700	20,348
Nihon Dengi Company, Ltd.	1,100	28,081
Nihon Denkei Company, Ltd.	1,400	19,801
Nihon Eslead Corp.	2,700	38,631
Nihon Flush Company, Ltd.	2,000	36,736
Nihon House Holdings Company, Ltd.	12,400	55,185
Nihon Kagaku Sangyo Company, Ltd.	3,200	34,488
Nihon Nohyaku Company, Ltd.	15,800	77,932
Nihon Parkerizing Company, Ltd.	20,500	269,199
Nihon Plast Company, Ltd. (C)	5,400	44,079
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	49

	Shares	Value
Japan (continued)
Nihon Tokushu Toryo Company, Ltd.	3,400	$53,215
Nihon Yamamura Glass Company, Ltd.	2,800	43,984
Niitaka Company, Ltd.	800	12,247
Nikkato Corp.	2,200	20,975
Nikkiso Company, Ltd.	17,600	175,830
Nikko Company, Ltd.	1,600	35,296
Nikkon Holdings Company, Ltd.	15,500	397,471
Nippi, Inc.	400	10,858
Nippo Corp.	5,300	90,391
Nippon Air Conditioning Services Company, Ltd. (C)	7,000	46,929
Nippon Aqua Company, Ltd.	2,600	8,939
Nippon Beet Sugar Manufacturing Company, Ltd.	3,800	65,869
Nippon Carbide Industries Company, Inc.	2,500	42,754
Nippon Carbon Company, Ltd. (C)	2,700	129,254
Nippon Ceramic Company, Ltd.	3,400	85,756
Nippon Chemical Industrial Company, Ltd.	2,500	60,632
Nippon Chemi-Con Corp.	4,727	98,235
Nippon Chemiphar Company, Ltd.	300	10,942
Nippon Coke & Engineering Company, Ltd.	46,000	43,010
Nippon Commercial Development Company, Ltd.	2,600	39,703
Nippon Computer Dynamics Company, Ltd.	1,200	10,866
Nippon Concept Corp.	800	8,080
Nippon Concrete Industries Company, Ltd.	13,000	35,326
Nippon Denko Company, Ltd. (C)	33,100	78,354
Nippon Densetsu Kogyo Company, Ltd.	8,400	183,558
Nippon Felt Company, Ltd.	2,700	11,422
Nippon Filcon Company, Ltd.	3,100	16,187
Nippon Fine Chemical Company, Ltd.	4,400	43,001
Nippon Flour Mills Company, Ltd.	16,000	273,598
Nippon Gas Company, Ltd.	8,200	293,142
Nippon Hume Corp.	6,700	56,727
Nippon Kanzai Company, Ltd.	4,100	75,591
Nippon Kayaku Company, Ltd.	12,600	166,088
Nippon Kinzoku Company, Ltd.	1,300	16,044
Nippon Kodoshi Corp.	2,000	41,552
Nippon Koei Company, Ltd.	4,000	96,333
Nippon Koshuha Steel Company, Ltd.	2,400	14,522
Nippon Light Metal Holdings Company, Ltd.	151,800	340,546
Nippon Paper Industries Company, Ltd.	20,900	388,838
Nippon Parking Development Company, Ltd.	53,700	75,879
Nippon Pillar Packing Company, Ltd.	6,300	85,632
Nippon Piston Ring Company, Ltd.	2,100	38,647
Nippon Rietec Company, Ltd.	3,000	39,276
Nippon Seiki Company, Ltd.	12,000	235,151
Nippon Seisen Company, Ltd.	1,100	34,063
Nippon Sharyo, Ltd. (A)	2,000	46,829
Nippon Sheet Glass Company, Ltd.	30,600	261,942
Nippon Signal Company, Ltd.	16,500	147,325
Nippon Soda Company, Ltd.	7,600	181,219
Nippon Steel & Sumikin Bussan Corp.	3,868	174,619
Nippon Suisan Kaisha, Ltd.	57,865	351,209
Nippon Systemware Company, Ltd.	1,900	41,558
Nippon Thompson Company, Ltd.	17,500	97,204
Nippon Valqua Industries, Ltd.	4,400	106,940
50	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Nippon View Hotel Company, Ltd.	1,200	$12,683
Nippon Yakin Kogyo Company, Ltd.	38,500	96,006
Nipro Corp.	20,900	284,612
Nireco Corp.	1,900	15,312
Nishikawa Rubber Company, Ltd.	3,300	59,732
Nishimatsu Construction Company, Ltd.	13,600	314,669
Nishimatsuya Chain Company, Ltd.	13,400	117,794
Nishi-Nippon Financial Holdings, Inc.	24,500	266,811
Nishi-Nippon Railroad Company, Ltd.	14,500	378,254
Nishio Rent All Company, Ltd.	5,400	197,644
Nissan Shatai Company, Ltd.	15,100	125,725
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	25,441
Nissei ASB Machine Company, Ltd. (C)	2,300	82,552
Nissei Corp.	1,100	11,641
Nissei Plastic Industrial Company, Ltd.	4,800	43,213
Nissha Company, Ltd. (C)	8,500	133,851
Nisshin Fudosan Company, Ltd.	12,000	54,272
Nisshin Steel Company, Ltd.	12,696	164,098
Nisshinbo Holdings, Inc.	41,057	374,986
Nissin Corp.	4,500	77,642
Nissin Electric Company, Ltd. (C)	12,400	103,907
Nissin Kogyo Company, Ltd.	10,800	143,572
Nissin Sugar Company, Ltd.	3,700	77,847
Nissui Pharmaceutical Company, Ltd.	2,700	28,984
Nitta Corp.	5,000	172,006
Nitta Gelatin, Inc.	3,400	22,407
Nittan Valve Company, Ltd.	4,000	12,254
Nittetsu Mining Company, Ltd.	1,600	78,431
Nitto Boseki Company, Ltd.	8,045	154,096
Nitto FC Company, Ltd.	5,400	37,233
Nitto Kogyo Corp.	8,100	138,217
Nitto Kohki Company, Ltd.	2,500	55,216
Nitto Seiko Company, Ltd.	8,000	45,390
Nittoc Construction Company, Ltd.	7,600	46,918
Nittoku Engineering Company, Ltd. (C)	3,700	81,597
NJS Company, Ltd.	1,900	28,832
nms Holdings Company	2,400	8,567
Noda Corp.	2,500	20,405
Noevir Holdings Company, Ltd.	3,600	168,363
Nohmi Bosai, Ltd.	6,300	125,392
Nojima Corp.	6,000	137,857
Nomura Company, Ltd.	9,100	244,425
Noritake Company, Ltd.	3,100	154,311
Noritsu Koki Company, Ltd. (C)	6,000	103,618
Noritz Corp.	9,200	137,090
North Pacific Bank, Ltd.	85,100	247,489
Nozawa Corp.	2,600	24,279
NS Tool Company, Ltd.	2,000	46,769
NS United Kaiun Kaisha, Ltd.	3,800	103,071
NSD Company, Ltd.	6,106	129,066
NTN Corp.	25,800	87,056
NuFlare Technology, Inc.	1,000	54,136
OAK Capital Corp.	16,400	23,626
Oat Agrio Company, Ltd.	400	7,905
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	51

	Shares	Value
Japan (continued)
Obara Group, Inc.	3,100	$133,204
Odawara Engineering Company, Ltd. (C)	700	12,549
Odelic Company, Ltd.	1,000	36,479
Oenon Holdings, Inc.	17,000	57,811
Ohashi Technica, Inc.	3,800	46,826
Ohba Company, Ltd.	600	3,876
Ohmoto Gumi Company, Ltd.	400	18,834
Ohsho Food Service Corp.	2,200	154,171
Oiles Corp.	5,972	105,268
Okabe Company, Ltd.	10,700	93,343
Okada Aiyon Corp.	2,200	33,338
Okamoto Industries, Inc.	2,800	147,356
Okamoto Machine Tool Works, Ltd.	1,300	33,060
Okamura Corp.	17,200	248,777
Okasan Securities Group, Inc.	43,000	211,615
Okaya Electric Industries Company, Ltd.	2,700	10,473
Oki Electric Industry Company, Ltd.	21,000	277,879
Okinawa Cellular Telephone Company	3,200	106,007
OKK Corp.	2,500	20,018
OKUMA Corp.	6,276	313,382
Okumura Corp.	7,800	260,479
Okura Industrial Company, Ltd.	2,600	49,510
Okuwa Company, Ltd.	7,000	76,988
Olympic Group Corp. (C)	3,100	23,715
ONO Sokki Company, Ltd.	2,000	12,439
Onoken Company, Ltd.	5,700	84,262
Onward Holdings Company, Ltd.	32,000	191,506
Ootoya Holdings Company, Ltd.	2,000	40,405
Open Door, Inc. (A)	2,500	73,530
Optex Group Company, Ltd.	8,600	174,891
Organo Corp.	2,000	55,330
Origin Electric Company, Ltd.	2,200	37,480
Oro Company, Ltd.	700	23,524
Osaka Organic Chemical Industry, Ltd.	4,800	59,102
Osaka Soda Company, Ltd.	4,100	96,127
Osaka Steel Company, Ltd.	4,000	70,668
OSAKA Titanium Technologies Company, Ltd. (C)	5,600	104,950
Osaki Electric Company, Ltd.	13,000	93,395
OSG Corp.	14,400	289,617
OSJB Holdings Corp.	30,200	89,975
Otsuka Kagu, Ltd.	4,600	12,296
OUG Holdings, Inc.	1,200	28,070
Outsourcing, Inc. (C)	18,100	228,502
Oyo Corp.	6,400	75,584
Ozu Corp.	2,000	34,709
Pacific Industrial Company, Ltd.	11,900	178,751
Pacific Metals Company, Ltd.	4,800	140,943
PAL GROUP Holdings Company, Ltd.	3,200	86,842
Paltek Corp.	1,800	9,934
PAPYLESS Company, Ltd.	600	13,804
Paraca, Inc.	1,600	27,360
Paramount Bed Holdings Company, Ltd.	4,100	173,233
Parco Company, Ltd.	5,600	64,809
Paris Miki Holdings, Inc.	6,300	27,455
52	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Parker Corp.	4,000	$19,387
Pasco Corp. (A)	800	7,540
Pasona Group, Inc.	4,700	58,003
PC Depot Corp.	10,500	51,425
PCI Holdings, Inc.	800	19,712
Pegasus Sewing Machine Manufacturing Company, Ltd.	5,500	40,349
Penta-Ocean Construction Company, Ltd.	63,400	400,924
People Company, Ltd.	1,200	14,602
Pepper Food Service Company, Ltd. (C)	2,900	104,632
Phil Company, Inc. (A)	700	24,952
PIA Corp.	1,100	49,584
Pickles Corp.	1,400	27,838
Pilot Corp.	3,800	196,862
Piolax, Inc.	7,800	191,109
Pioneer Corp. (A)(C)	108,000	87,720
Plant Company, Ltd.	900	8,696
Plenus Company, Ltd. (C)	5,900	103,254
Poletowin Pitcrew Holdings, Inc.	3,200	74,132
Press Kogyo Company, Ltd.	26,700	144,346
Pressance Corp.	9,200	114,943
Prestige International, Inc.	13,000	165,524
Prima Meat Packers, Ltd.	6,600	125,373
Pronexus, Inc.	4,800	48,593
Properst Company, Ltd.	9,300	12,744
Pro-Ship, Inc.	500	10,983
Prospect Company, Ltd. (C)	148,000	28,771
Proto Corp.	3,400	46,901
PS Mitsubishi Construction Company, Ltd.	12,700	79,645
Punch Industry Company, Ltd.	4,200	23,153
Qol Holdings Company, Ltd.	4,500	80,634
Quick Company, Ltd.	2,200	29,494
Raccoon Holdings, Inc.	4,700	29,237
Raito Kogyo Company, Ltd.	11,600	158,275
Rakus Company, Ltd.	1,200	22,270
Rasa Corp.	2,900	24,886
Rasa Industries, Ltd. (C)	2,100	30,823
Raysum Company, Ltd.	4,300	46,530
RECOMM Company, Ltd. (C)	19,800	44,645
Relia, Inc.	8,200	76,772
Remixpoint, Inc.	5,900	28,094
Renaissance, Inc.	2,700	56,459
Renesas Easton Company, Ltd.	4,400	17,419
RENOVA, Inc. (A)	5,000	51,441
Renown, Inc. (A)	15,500	16,006
Resol Holdings Company, Ltd.	400	14,213
Resorttrust, Inc.	18,400	303,509
Retail Partners Company, Ltd.	5,300	63,737
Rheon Automatic Machinery Company, Ltd.	4,600	74,056
Rhythm Watch Company, Ltd.	2,000	36,082
Riberesute Corp.	2,000	15,760
Ricoh Leasing Company, Ltd.	4,000	130,255
Ride On Express Holdings Company, Ltd.	1,600	22,180
Right On Company, Ltd.	4,700	39,183
Riken Corp.	2,700	134,901
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	53

	Shares	Value
Japan (continued)
Riken Keiki Company, Ltd.	5,400	$113,199
Riken Technos Corp.	11,000	49,721
Riken Vitamin Company, Ltd.	2,400	81,807
Ringer Hut Company, Ltd.	5,100	111,280
Rion Company, Ltd.	2,200	39,539
Riso Kagaku Corp.	6,900	117,933
Riso Kyoiku Company, Ltd.	25,200	86,706
Rock Field Company, Ltd.	5,500	81,665
Rokko Butter Company, Ltd.	3,600	75,530
Roland DG Corp.	3,500	75,967
Rorze Corp.	2,400	39,534
Round One Corp.	16,900	188,090
Royal Holdings Company, Ltd.	6,600	166,380
Rozetta Corp. (A)	1,200	23,452
RS Technologies Company, Ltd. (C)	1,100	49,179
RVH, Inc. (A)	2,900	5,585
Ryobi, Ltd.	8,400	229,870
Ryoden Corp.	4,800	67,643
Ryosan Company, Ltd.	7,729	225,892
Ryoyo Electro Corp.	6,600	104,665
S Foods, Inc.	3,400	147,876
S Line Company, Ltd.	2,000	20,575
S&B Foods, Inc.	1,000	41,425
Sac's Bar Holdings, Inc.	6,000	59,472
Sagami Rubber Industries Company, Ltd.	2,000	39,587
Saibu Gas Company, Ltd.	8,400	184,727
Saison Information Systems Company, Ltd.	1,000	12,446
Saizeriya Company, Ltd.	7,300	139,951
Sakai Chemical Industry Company, Ltd.	5,800	142,496
Sakai Heavy Industries, Ltd.	1,100	26,208
Sakai Moving Service Company, Ltd.	2,000	113,552
Sakai Ovex Company, Ltd.	2,000	43,603
Sakata INX Corp.	11,100	132,317
Sakura Internet, Inc.	4,500	23,532
Sala Corp. (C)	15,500	90,279
Samco, Inc.	1,600	18,546
SAMTY Company, Ltd.	5,200	69,552
San Holdings, Inc.	1,200	27,242
San ju San Financial Group, Inc.	6,320	106,936
San-A Company, Ltd.	4,200	176,516
San-Ai Oil Company, Ltd.	15,400	176,197
Sanden Holdings Corp. (A)	5,800	45,207
Sanei Architecture Planning Company, Ltd.	2,700	37,488
Sangetsu Corp.	13,200	252,858
Sanix, Inc. (A)	12,300	25,064
Sanken Electric Company, Ltd.	7,287	155,942
Sanki Engineering Company, Ltd.	14,000	150,917
Sanko Gosei, Ltd.	3,100	10,679
Sanko Metal Industrial Company, Ltd.	600	15,914
Sankyo Frontier Company, Ltd.	1,000	33,126
Sankyo Seiko Company, Ltd.	10,400	41,897
Sankyo Tateyama, Inc.	8,300	96,425
Sanoh Industrial Company, Ltd.	8,900	50,886
Sanoyas Holdings Corp.	9,400	17,875
54	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Sansei Landic Company, Ltd.	1,100	$9,872
Sansei Technologies, Inc.	3,900	65,483
Sansha Electric Manufacturing Company, Ltd.	4,100	38,625
Sanshin Electronics Company, Ltd.	6,200	110,322
Sanyo Chemical Industries, Ltd.	3,200	158,572
Sanyo Denki Company, Ltd.	2,200	84,753
Sanyo Electric Railway Company, Ltd.	4,900	102,197
Sanyo Engineering & Construction, Inc.	1,900	11,197
Sanyo Housing Nagoya Company, Ltd.	3,900	35,921
Sanyo Shokai, Ltd.	3,300	59,776
Sanyo Special Steel Company, Ltd.	6,229	141,721
Sanyo Trading Company, Ltd.	3,100	55,420
Sapporo Holdings, Ltd.	15,000	342,068
Sata Construction Company, Ltd.	1,800	6,871
Sato Holdings Corp.	6,400	169,142
Sato Shoji Corp.	3,400	29,832
Satori Electric Company, Ltd.	4,700	43,634
Sawada Holdings Company, Ltd.	7,000	62,909
Sawai Pharmaceutical Company, Ltd.	7,800	412,943
Saxa Holdings, Inc.	1,800	32,017
SBS Holdings, Inc.	5,100	61,527
Scala, Inc.	5,700	42,496
Scroll Corp. (C)	9,200	36,979
SEC Carbon, Ltd. (C)	500	58,936
Seed Company, Ltd. (C)	3,300	46,221
Seika Corp.	3,000	43,607
Seikagaku Corp.	10,100	139,259
Seikitokyu Kogyo Company, Ltd.	9,200	54,672
Seiko Holdings Corp.	7,200	160,210
Seiko PMC Corp.	3,000	24,220
Seikoh Giken Company, Ltd.	1,200	21,146
Seiren Company, Ltd.	11,900	199,308
Sekisui Jushi Corp.	7,800	153,991
Sekisui Plastics Company, Ltd.	8,100	77,291
Senko Group Holdings Company, Ltd.	26,400	205,783
Senshu Electric Company, Ltd.	2,300	54,139
Senshu Ikeda Holdings, Inc.	67,300	200,833
Senshukai Company, Ltd. (A)	7,500	21,054
Septeni Holdings Company, Ltd.	17,700	33,643
SFP Holdings Company, Ltd.	2,300	34,650
Shibaura Electronics Company, Ltd.	2,200	85,369
Shibaura Mechatronics Corp.	1,000	35,955
Shibuya Corp.	3,800	138,880
Shidax Corp.	6,600	21,768
SHIFT, Inc. (A)	1,300	47,203
Shikibo, Ltd.	2,100	21,569
Shikoku Chemicals Corp.	10,000	109,809
Shima Seiki Manufacturing, Ltd.	4,200	130,404
Shimachu Company, Ltd.	12,800	346,344
Shimojima Company, Ltd.	1,800	17,909
Shin Nippon Air Technologies Company, Ltd.	3,600	65,502
Shin Nippon Biomedical Laboratories, Ltd. (A)	7,100	44,551
Shinagawa Refractories Company, Ltd.	2,100	79,949
Shindengen Electric Manufacturing Company, Ltd.	2,100	86,924
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	55

	Shares	Value
Japan (continued)
Shin-Etsu Polymer Company, Ltd.	11,800	$86,482
Shinkawa, Ltd. (A)	6,100	27,769
Shin-Keisei Electric Railway Company, Ltd.	800	14,970
Shinko Electric Industries Company, Ltd.	19,400	138,078
Shinko Plantech Company, Ltd.	12,100	122,893
Shinko Shoji Company, Ltd.	6,700	103,781
Shinmaywa Industries, Ltd.	22,000	296,154
Shinnihon Corp.	6,400	68,277
Shinoken Group Company, Ltd. (C)	6,400	52,230
Shinsho Corp.	1,500	36,507
Shinwa Company, Ltd.	2,600	55,720
Ship Healthcare Holdings, Inc.	10,000	376,840
Shizuki Electric Company, Inc.	5,000	33,653
Shizuoka Gas Company, Ltd.	17,400	149,971
Shobunsha Publications, Inc.	4,100	19,800
Shoei Company, Ltd.	3,100	121,249
Shoei Foods Corp. (C)	2,900	123,973
Shofu, Inc.	3,500	38,044
Shoko Company, Ltd. (A)	1,700	12,063
Showa Aircraft Industry Company, Ltd.	2,000	24,641
Showa Corp.	12,100	161,765
Showa Sangyo Company, Ltd.	5,800	145,096
Showa Shinku Company, Ltd.	900	11,067
Sigma Koki Company, Ltd.	1,800	26,232
SIGMAXYZ, Inc.	3,000	28,601
Siix Corp.	9,300	148,633
Sinanen Holdings Company, Ltd.	2,400	58,179
Sinfonia Technology Company, Ltd.	6,400	95,542
Sinko Industries, Ltd.	4,700	68,438
Sintokogio, Ltd.	13,300	115,035
SK Kaken Company, Ltd.	200	94,398
SK-Electronics Company, Ltd.	1,900	35,451
SKY Perfect JSAT Holdings, Inc.	39,500	190,764
SMK Corp.	1,800	40,553
SMS Company, Ltd.	11,000	182,050
Snow Peak, Inc.	900	11,012
SNT Corp.	11,900	43,370
Soda Nikka Company, Ltd.	3,800	21,175
Sodick Company, Ltd.	13,200	97,897
Soft99 Corp.	1,300	11,646
Softbank Technology Corp. (C)	3,400	63,615
Softbrain Company, Ltd.	6,100	28,470
Softcreate Holdings Corp.	2,100	32,214
Software Service, Inc. (C)	900	75,359
Sogo Medical Holdings Company, Ltd.	4,900	115,041
Soken Chemical & Engineering Company, Ltd.	1,900	28,933
Solasto Corp.	9,600	121,823
Soliton Systems KK	1,800	14,408
So-net Media Networks Corp. (A)	900	14,282
Sosei Group Corp. (A)	18,200	177,802
Soshin Electric Company, Ltd.	2,400	9,394
Sotoh Company, Ltd.	2,400	20,907
Sourcenext Corp. (C)	19,200	125,287
Space Company, Ltd.	2,970	32,549
56	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Space Value Holdings Company, Ltd.	7,900	$73,012
Sparx Group Company, Ltd. (C)	28,400	58,667
SPK Corp.	900	18,908
S-Pool, Inc. (C)	3,500	54,195
SRA Holdings	2,300	61,739
Srg Takamiya Company, Ltd.	6,000	36,785
SRS Holdings Company, Ltd.	1,700	15,460
St. Marc Holdings Company, Ltd.	3,600	87,983
Star Mica Company, Ltd. (C)	2,800	44,154
Star Micronics Company, Ltd.	8,100	121,164
Starts Corp., Inc.	6,800	159,328
Starzen Company, Ltd.	1,600	61,958
St-Care Holding Corp.	3,300	17,022
Stella Chemifa Corp. (C)	3,500	99,284
Step Company, Ltd.	2,000	26,564
Strike Company, Ltd.	1,500	38,873
Studio Alice Company, Ltd.	2,300	52,657
Subaru Enterprise Company, Ltd.	300	14,764
Sugimoto & Company, Ltd.	3,200	50,782
Sumida Corp.	7,100	95,331
Suminoe Textile Company, Ltd.	1,699	40,885
Sumiseki Holdings, Inc.	21,100	21,424
Sumitomo Densetsu Company, Ltd.	4,800	88,127
Sumitomo Mitsui Construction Company, Ltd.	41,560	258,395
Sumitomo Osaka Cement Company, Ltd.	10,400	467,331
Sumitomo Precision Products Company, Ltd.	900	27,931
Sumitomo Riko Company, Ltd.	10,700	104,942
Sumitomo Seika Chemicals Company, Ltd.	2,700	114,785
Sun Corp.	5,300	29,098
Sun Frontier Fudousan Company, Ltd.	8,800	93,477
Suncall Corp.	5,000	31,846
Sun-Wa Technos Corp.	2,900	31,900
Sushiro Global Holdings, Ltd.	3,900	214,089
Suzuden Corp.	1,300	14,733
Suzuki Company, Ltd.	1,400	8,853
SWCC Showa Holdings Company, Ltd.	6,500	40,000
Synchro Food Company, Ltd. (A)(C)	1,500	8,423
System Information Company, Ltd.	1,100	12,896
Systemsoft Corp.	10,000	10,063
Systena Corp.	18,000	232,049
Syuppin Company, Ltd.	3,300	31,912
T Hasegawa Company, Ltd. (C)	6,000	83,005
T RAD Company, Ltd.	1,900	42,884
T&K Toka Company, Ltd.	5,700	60,523
Tachibana Eletech Company, Ltd.	5,000	78,036
Tachikawa Corp.	3,700	39,739
Tachi-S Company, Ltd.	9,400	132,527
Tadano, Ltd.	22,600	272,212
Taihei Dengyo Kaisha, Ltd.	5,500	135,290
Taiheiyo Kouhatsu, Inc.	1,200	9,385
Taiho Kogyo Company, Ltd.	5,600	55,120
Taikisha, Ltd.	6,200	174,328
Taisei Lamick Company, Ltd.	1,700	46,279
Taiyo Holdings Company, Ltd.	4,100	132,305
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	57

	Shares	Value
Japan (continued)
Takachiho Koheki Company, Ltd.	1,300	$12,366
Takamatsu Construction Group Company, Ltd.	2,800	71,680
Takamatsu Machinery Company, Ltd.	1,100	9,953
Takano Company, Ltd.	2,000	15,649
Takaoka Toko Company, Ltd.	2,770	38,594
Takara Leben Company, Ltd. (C)	23,800	72,066
Takara Printing Company, Ltd.	1,800	29,232
Takara Standard Company, Ltd.	10,200	159,743
Takasago International Corp.	4,000	137,420
Takasago Thermal Engineering Company, Ltd.	12,300	221,017
Takashima & Company, Ltd.	1,400	25,078
Take And Give Needs Company, Ltd.	3,980	67,986
Takebishi Corp.	1,600	20,841
Takeei Corp.	5,700	43,522
Takemoto Yohki Company, Ltd.	900	22,151
Takeuchi Manufacturing Company, Ltd.	9,400	190,791
Takihyo Company, Ltd.	1,600	27,738
Takisawa Machine Tool Company, Ltd.	2,600	36,973
Takuma Company, Ltd.	18,000	253,823
Tama Home Company, Ltd.	4,700	46,154
Tamron Company, Ltd.	5,100	82,118
Tamura Corp.	19,000	110,214
TANABE ENGINEERING Corp.	1,900	14,985
Tanabe Management Consulting Company, Ltd.	900	12,777
Tanseisha Company, Ltd.	10,100	115,067
Tateru, Inc. (C)	5,700	19,656
Tatsuta Electric Wire & Cable Company, Ltd.	11,300	53,424
Tayca Corp.	5,000	90,029
Tazmo Company, Ltd.	2,100	16,673
TBK Company, Ltd.	6,000	23,682
TDC Soft, Inc.	6,600	56,705
Teac Corp. (A)	5,100	11,810
Tear Corp.	2,100	12,807
TechMatrix Corp.	4,200	70,094
TECHNO ASSOCIE Company, Ltd.	1,000	10,618
TECHNO HORIZON HOLDINGS Company, Ltd.	2,700	11,111
Techno Medica Company, Ltd.	1,500	28,947
Techno Ryowa, Ltd.	2,900	22,605
Techno Smart Corp.	3,200	28,406
TechnoPro Holdings, Inc.	4,000	200,568
Tecnos Japan, Inc.	3,400	30,711
Teikoku Electric Manufacturing Company, Ltd.	5,500	80,393
Teikoku Sen-I Company, Ltd.	5,000	108,388
Teikoku Tsushin Kogyo Company, Ltd.	2,800	30,087
Tekken Corp.	3,300	87,778
Tenma Corp.	5,300	97,428
Tenox Corp.	2,100	15,594
Tenpos Holdings Company, Ltd.	900	16,307
Teraoka Seisakusho Company, Ltd.	2,900	14,493
TESEC Corp.	1,400	20,317
T-Gaia Corp.	5,900	125,893
The 77 Bank, Ltd.	18,800	377,514
The Aichi Bank, Ltd.	2,700	104,570
The Akita Bank, Ltd.	5,400	111,117
58	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
The Aomori Bank, Ltd.	5,400	$149,037
The Awa Bank, Ltd.	10,000	289,684
The Bank of Iwate, Ltd.	4,900	179,031
The Bank of Kochi, Ltd.	2,600	20,838
The Bank of Nagoya, Ltd.	4,800	155,431
The Bank of Okinawa, Ltd.	6,305	207,464
The Bank of Saga, Ltd.	4,900	89,244
The Bank of Toyama, Ltd.	500	16,665
The Chiba Kogyo Bank, Ltd.	17,600	69,171
The Chukyo Bank, Ltd.	3,500	72,622
The Daito Bank, Ltd.	2,800	20,696
The Ehime Bank, Ltd.	11,150	113,541
The Eighteenth Bank, Ltd.	7,000	176,446
The First Bank of Toyama, Ltd.	7,400	28,253
The Fukui Bank, Ltd.	6,818	115,835
The Fukushima Bank, Ltd. (A)	7,400	36,802
The Furukawa Battery Company, Ltd.	3,900	28,543
The Hokkoku Bank, Ltd.	6,400	239,934
The Hyakugo Bank, Ltd.	67,600	268,262
The Hyakujushi Bank, Ltd.	6,300	160,270
The Iyo Bank, Ltd.	37,900	233,222
The Japan Steel Works, Ltd.	15,300	280,580
The Japan Wool Textile Company, Ltd.	14,900	120,604
The Juroku Bank, Ltd.	8,100	192,762
The Keiyo Bank, Ltd.	32,000	225,944
The Kinki Sharyo Company, Ltd. (A)	1,200	25,323
The Kita-Nippon Bank, Ltd.	2,600	56,993
The Kiyo Bank, Ltd.	16,139	257,207
The Kosei Securities Company, Ltd.	1,900	16,975
The Michinoku Bank, Ltd. (C)	5,500	88,181
The Miyazaki Bank, Ltd.	4,700	136,210
The Monogatari Corp.	1,100	107,258
The Musashino Bank, Ltd.	7,800	211,117
The Nagano Bank, Ltd.	2,500	36,387
The Nanto Bank, Ltd.	9,200	208,906
The Nippon Road Company, Ltd.	2,200	119,805
The Nisshin Oillio Group, Ltd.	8,700	270,243
The Ogaki Kyoritsu Bank, Ltd.	9,700	213,230
The Oita Bank, Ltd.	4,000	134,541
The Okinawa Electric Power Company, Inc.	12,100	240,543
The Pack Corp.	3,500	99,620
The San-In Godo Bank, Ltd.	41,500	328,013
The Shibusawa Warehouse Company, Ltd.	2,800	40,988
The Shiga Bank, Ltd.	12,000	301,393
The Shikoku Bank, Ltd.	11,800	145,694
The Shimane Bank, Ltd.	200	1,514
The Shimizu Bank, Ltd.	2,100	35,175
The Sumitomo Warehouse Company, Ltd.	15,976	205,099
The Taiko Bank, Ltd.	2,200	41,225
The Tochigi Bank, Ltd.	24,100	62,746
The Toho Bank, Ltd.	60,000	199,104
The Tohoku Bank, Ltd.	2,600	30,858
The Torigoe Company, Ltd.	4,000	33,450
The Tottori Bank, Ltd.	2,500	34,220
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	59

	Shares	Value
Japan (continued)
The Towa Bank, Ltd.	11,200	$92,211
The Yamagata Bank, Ltd.	9,000	189,612
The Yamanashi Chuo Bank, Ltd.	9,651	141,580
The Zenitaka Corp.	600	29,088
Tigers Polymer Corp.	3,800	23,069
TKC Corp.	4,800	172,620
Toa Corp. (Hyogo)	6,400	69,196
Toa Corp. (Tokyo)	5,800	80,575
Toa Oil Company, Ltd.	2,200	36,357
TOA ROAD Corp.	1,100	31,528
Toabo Corp.	3,800	18,208
Toagosei Company, Ltd.	28,500	312,736
Toba, Inc.	800	20,089
Tobishima Corp.	4,420	60,857
TOC Company, Ltd.	13,800	103,525
Tocalo Company, Ltd.	13,600	119,073
Toda Kogyo Corp.	1,300	28,160
Toei Animation Company, Ltd.	3,300	105,411
Toei Company, Ltd.	1,700	207,009
Toell Company, Ltd.	2,300	16,465
Toenec Corp.	2,200	60,808
Togami Electric Manufacturing Company, Ltd.	600	7,410
Toho Acetylene Company, Ltd.	900	11,388
Toho Company, Ltd.	2,100	44,318
Toho Holdings Company, Ltd.	13,900	369,250
Toho Titanium Company, Ltd.	9,900	121,979
Toho Zinc Company, Ltd.	3,800	128,509
Tohoku Steel Company, Ltd.	500	5,801
Tohokushinsha Film Corp.	3,700	20,018
Tohto Suisan Company, Ltd.	500	8,864
Tokai Corp.	5,000	122,933
TOKAI Holdings Corp.	17,000	150,782
Tokai Lease Company, Ltd.	300	5,208
Tokai Rika Company, Ltd.	9,600	176,968
Tokai Tokyo Financial Holdings, Inc.	48,400	237,454
Token Corp.	1,750	120,046
Tokushu Tokai Paper Company, Ltd.	2,600	106,170
Tokuyama Corp.	12,500	343,494
Tokyo Base Company, Ltd. (A)	3,800	23,472
Tokyo Dome Corp.	25,800	236,335
Tokyo Electron Device, Ltd.	3,000	50,636
Tokyo Energy & Systems, Inc.	7,200	61,197
Tokyo Individualized Educational Institute, Inc.	3,300	38,826
Tokyo Keiki, Inc.	4,200	41,046
Tokyo Kiraboshi Financial Group, Inc.	8,258	152,942
Tokyo Ohka Kogyo Company, Ltd.	8,700	277,130
Tokyo Rakutenchi Company, Ltd.	1,200	51,217
Tokyo Rope Manufacturing Company, Ltd.	3,400	34,643
Tokyo Sangyo Company, Ltd.	3,500	18,393
Tokyo Seimitsu Company, Ltd.	9,700	290,464
Tokyo Steel Manufacturing Company, Ltd.	25,200	217,771
Tokyo Tekko Company, Ltd.	2,000	24,214
Tokyo Theatres Company, Inc.	1,500	17,853
Tokyotokeiba Company, Ltd.	4,500	134,982
60	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Tokyu Construction Company, Ltd.	19,900	$201,026
Tokyu Recreation Company, Ltd.	800	35,443
Toli Corp.	14,000	36,691
Tomato Bank, Ltd.	2,100	24,118
Tomen Devices Corp.	400	8,672
Tomoe Corp.	7,600	30,232
Tomoe Engineering Company, Ltd.	2,200	45,983
Tomoegawa Company, Ltd.	400	4,025
Tomoku Company, Ltd.	3,400	56,515
TOMONY Holdings, Inc.	43,800	182,375
Tomy Company, Ltd.	20,600	257,271
Tonami Holdings Company, Ltd.	1,900	109,246
Topcon Corp.	19,100	295,228
Toppan Forms Company, Ltd.	13,200	121,270
Topre Corp.	8,100	164,998
Topy Industries, Ltd.	5,700	134,824
Torex Semiconductor, Ltd.	900	12,385
Toridoll Holdings Corp.	5,200	101,468
Torii Pharmaceutical Company, Ltd.	4,300	99,873
Torikizoku Company, Ltd.	1,400	27,688
Torishima Pump Manufacturing Company, Ltd.	4,800	44,034
Tosei Corp.	10,800	98,015
Toshiba Machine Company, Ltd.	6,600	115,918
Toshiba Plant Systems & Services Corp.	10,600	231,776
Toshiba TEC Corp.	5,000	135,240
Tosho Company, Ltd. (C)	3,400	127,040
Tosho Printing Company, Ltd.	5,700	41,778
Totech Corp.	1,400	34,634
Totetsu Kogyo Company, Ltd.	6,100	179,828
Totoku Electric Company, Ltd.	500	8,640
Toukei Computer Company, Ltd.	700	20,926
Tow Company, Ltd.	4,600	36,396
Towa Corp.	6,000	39,335
Towa Pharmaceutical Company, Ltd.	2,400	178,263
Toyo Construction Company, Ltd.	21,500	80,231
Toyo Corp.	6,100	48,841
Toyo Denki Seizo KK	1,600	21,636
Toyo Engineering Corp. (A)(C)	8,400	64,788
Toyo Gosei Company, Ltd.	1,400	14,345
Toyo Ink SC Holdings Company, Ltd.	9,800	242,380
Toyo Kanetsu KK	2,600	55,431
Toyo Logistics Company, Ltd.	6,100	16,913
Toyo Machinery & Metal Company, Ltd.	6,200	33,020
Toyo Securities Company, Ltd.	22,000	39,984
Toyo Tanso Company, Ltd.	3,300	79,921
Toyo Tire & Rubber Company, Ltd.	16,100	254,738
Toyo Wharf & Warehouse Company, Ltd.	1,900	26,123
Toyobo Company, Ltd.	22,706	329,290
TPR Company, Ltd.	5,500	130,799
Trancom Company, Ltd.	1,700	97,908
Transaction Company, Ltd.	2,400	17,492
Tri Chemical Laboratories, Inc.	1,700	67,536
Trinity Industrial Corp.	2,000	10,081
Trusco Nakayama Corp.	9,400	267,480
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	61

	Shares	Value
Japan (continued)
Trust Tech, Inc.	1,900	$54,876
TS Tech Company, Ltd.	700	20,383
TSI Holdings Company, Ltd.	21,305	141,628
Tsubaki Nakashima Company, Ltd.	7,800	133,509
Tsubakimoto Chain Company	6,400	239,872
Tsubakimoto Kogyo Company, Ltd.	1,000	29,693
Tsudakoma Corp.	700	13,706
Tsugami Corp.	13,000	98,141
Tsukada Global Holdings, Inc.	4,800	26,570
Tsukishima Kikai Company, Ltd.	7,100	83,142
Tsukuba Bank, Ltd.	25,800	55,090
Tsukui Corp.	14,100	127,190
Tsurumi Manufacturing Company, Ltd.	4,100	71,553
Tsutsumi Jewelry Company, Ltd.	2,500	47,920
Tsuzuki Denki Company, Ltd.	2,100	17,490
TV Asahi Holdings Corp.	3,900	78,656
Tv Tokyo Holdings Corp.	4,400	106,615
TYK Corp.	6,400	26,325
UACJ Corp. (C)	8,371	174,907
Uchida Yoko Company, Ltd.	2,600	61,923
Uchiyama Holdings Company, Ltd.	3,300	14,214
Ueki Corp.	600	12,950
Ukai Company, Ltd.	600	21,120
UKC Holdings Corp.	4,500	96,647
Ulvac, Inc.	9,400	346,423
UMC Electronics Company, Ltd. (C)	1,000	21,971
Umenohana Company, Ltd.	1,300	29,813
Uniden Holdings Corp.	2,000	44,630
UNIMAT Retirement Community Company, Ltd.	1,300	24,023
Union Tool Company	2,300	73,664
Unipres Corp.	10,900	205,871
United Arrows, Ltd.	5,700	192,378
United Super Markets Holdings, Inc.	13,400	155,609
UNITED, Inc.	3,900	72,140
Unitika, Ltd. (A)	15,200	73,608
Unizo Holdings Company, Ltd.	7,700	157,123
Uoriki Company, Ltd.	2,000	25,399
Urbanet Corp. Company, Ltd.	3,800	12,454
Usen-Next Holdings Company, Ltd. (A)	2,900	30,959
U-Shin, Ltd. (A)	7,900	68,677
Ushio, Inc.	29,200	327,809
UT Group Company, Ltd. (A)	5,200	121,521
Utoc Corp.	4,300	20,382
Uzabase, Inc. (A)	2,400	59,431
V Technology Company, Ltd.	1,300	183,531
Valor Holdings Company, Ltd.	8,900	229,781
Value HR Company, Ltd.	800	14,671
ValueCommerce Company, Ltd.	4,700	61,724
V-Cube, Inc. (A)	2,400	11,103
Vector, Inc.	6,700	108,794
VeriServe Corp.	400	19,616
Vertex Corp.	1,440	16,123
VIA Holdings, Inc.	4,700	30,315
Village Vanguard Company, Ltd.	1,400	12,395
62	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Vision, Inc. (A)	1,700	$71,558
Visionary Holdings Company, Ltd. (A)	32,600	32,082
Vital KSK Holdings, Inc.	11,900	127,428
Vitec Holdings Company, Ltd.	2,600	55,801
Voyage Group, Inc.	2,500	27,913
VT Holdings Company, Ltd.	21,400	88,661
Wacoal Holdings Corp.	13,500	368,671
Wacom Company, Ltd.	36,200	183,517
Wakachiku Construction Company, Ltd.	3,500	53,239
Wakamoto Pharmaceutical Company, Ltd.	4,500	11,750
Wakita & Company, Ltd.	12,400	142,864
Warabeya Nichiyo Holdings Company, Ltd.	4,500	77,692
Waseda Academy Company, Ltd.	600	12,154
Watahan & Company, Ltd.	1,500	36,032
WATAMI Company, Ltd. (C)	5,600	70,291
Watts Company, Ltd.	2,500	17,970
WDB Holdings Company, Ltd.	2,100	53,435
Weathernews, Inc. (C)	1,700	48,188
West Holdings Corp.	5,100	56,315
Will Group, Inc.	1,900	19,845
WIN-Partners Company, Ltd.	3,500	35,804
WirelessGate, Inc.	2,500	12,486
Wood One Company, Ltd.	2,200	22,689
World Holdings Company, Ltd.	1,600	38,704
Wowow, Inc.	1,700	49,844
W-Scope Corp.	700	8,522
Xebio Holdings Company, Ltd.	8,300	107,737
YAC Holdings Company, Ltd.	2,200	14,369
Yachiyo Industry Company, Ltd.	2,500	16,898
Yagi & Company, Ltd.	800	11,688
Yahagi Construction Company, Ltd.	7,500	50,513
Yaizu Suisankagaku Industry Company, Ltd.	2,900	27,870
Yakuodo Company, Ltd.	2,900	86,909
YAMABIKO Corp.	9,000	103,479
YAMADA Consulting Group Company, Ltd. (C)	2,200	42,820
Yamaichi Electronics Company, Ltd. (C)	6,700	91,083
YA-MAN, Ltd.	6,800	112,713
Yamashina Corp.	24,800	19,524
Yamatane Corp.	2,900	50,080
Yamato Corp.	5,900	33,073
Yamato International, Inc.	5,700	22,991
Yamato Kogyo Company, Ltd.	10,900	286,065
Yamaura Corp.	1,600	12,719
Yamaya Corp.	1,000	22,453
Yamazawa Company, Ltd.	1,000	15,750
Yamazen Corp.	15,100	160,246
Yaoko Company, Ltd.	3,700	221,748
Yashima Denki Company, Ltd.	3,600	26,489
Yasuda Logistics Corp.	5,700	44,040
Yasunaga Corp.	2,700	45,576
Yellow Hat, Ltd.	4,300	113,219
Yodogawa Steel Works, Ltd.	6,165	132,115
Yokogawa Bridge Holdings Corp.	8,900	146,249
Yokohama Reito Company, Ltd.	10,400	86,900
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	63

	Shares	Value
Japan (continued)
Yokowo Company, Ltd.	3,700	$56,433
Yomeishu Seizo Company, Ltd.	1,500	31,985
Yomiuri Land Company, Ltd.	800	29,785
Yondenko Corp.	800	19,304
Yondoshi Holdings, Inc.	4,559	99,063
Yorozu Corp.	6,100	80,486
Yoshinoya Holdings Company, Ltd.	13,200	226,917
Yossix Company, Ltd.	900	26,432
Yotai Refractories Company, Ltd.	5,000	30,354
Yuasa Funashoku Company, Ltd.	1,100	34,936
Yuasa Trading Company, Ltd.	3,800	127,518
Yuken Kogyo Company, Ltd.	1,200	21,630
Yume No Machi Souzou Iinkai Company, Ltd. (C)	6,400	139,402
Yumeshin Holdings Company, Ltd.	12,300	97,685
Yurtec Corp.	11,000	90,733
Yushin Precision Equipment Company, Ltd.	3,000	31,066
Yushiro Chemical Industry Company, Ltd.	2,800	33,493
Yutaka Giken Company, Ltd.	1,000	18,801
Zaoh Company, Ltd.	1,000	12,478
Zappallas, Inc. (A)	800	2,824
Zenrin Company, Ltd.	8,700	216,383
ZERIA Pharmaceutical Company, Ltd.	3,800	70,459
ZIGExN Company, Ltd. (A)	9,400	55,641
Zojirushi Corp. (C)	9,400	97,258
Zuiko Corp.	1,100	28,584
Zuken, Inc.	3,100	48,356
Jersey, Channel Islands 0.1%		445,879
Centamin PLC	332,915	444,362
Lydian International, Ltd. (A)	31,000	1,517
Jordan 0.1%		651,726
Hikma Pharmaceuticals PLC	28,570	651,726
Liechtenstein 0.1%		356,855
Liechtensteinische Landesbank AG	3,126	209,732
VP Bank AG	940	147,123
Luxembourg 0.3%		1,838,581
APERAM SA	15,931	451,482
Corestate Capital Holding SA (A)	2,482	102,493
d'Amico International Shipping SA (A)	36,923	5,524
Elcoteq SE (A)(B)	353	0
Grand City Properties SA	21,478	507,552
IVS Group SA	2,287	26,127
L'Occitane International SA	85,250	162,584
SES SA	1,314	28,453
Stabilus SA	6,537	471,760
Sword Group	2,509	82,606
Macau 0.0%		128,296
Macau Legend Development, Ltd.	562,000	98,609
Newtree Group Holdings, Ltd. (A)	430,000	29,687
Malaysia 0.0%		246,811
Lynas Corp., Ltd. (A)	159,031	245,476
Nam Cheong, Ltd. (A)	205,700	1,335
64	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Malta 0.1%		$393,256
Kindred Group PLC	40,225	393,256
Monaco 0.1%		273,509
Endeavour Mining Corp. (A)	16,365	203,970
Societe des Bains de Mer & du Cercle des Etrangers a Monaco (A)	1,252	69,539
Mongolia 0.0%		32,125
Mongolian Mining Corp. (A)	1,490,500	32,125
Netherlands 2.5%		14,841,386
Aalberts Industries NV	27,090	953,178
Accell Group NV	6,567	138,118
Altice NV (A)	91,566	222,693
Altice NV, Class B (A)	6,407	15,494
AMG Advanced Metallurgical Group NV	9,104	405,086
Amsterdam Commodities NV	5,362	105,009
Arcadis NV	23,729	299,263
Argenx SE (A)	3,874	378,502
ASM International NV	14,104	604,843
ASR Nederland NV	2,257	97,524
Atrium European Real Estate, Ltd. (A)	47,861	184,728
Basic-Fit NV (A)(D)	7,569	227,261
BE Semiconductor Industries NV	22,317	487,184
Beter Bed Holding NV (C)	4,223	21,972
BinckBank NV	26,520	132,095
Boskalis Westminster (C)	25,279	701,748
Brack Capital Properties NV (A)	690	71,114
Brunel International NV	6,432	80,307
Corbion NV	17,022	493,073
Euronext NV	15,036	882,278
Flow Traders (D)	9,320	290,009
ForFarmers NV	10,118	99,480
Fugro NV (A)(C)	27,979	340,513
Funcom NV (A)	18,595	37,462
Gemalto NV (A)	16,863	965,360
GrandVision NV (D)	4,259	96,120
Heijmans NV (A)	8,530	84,348
Hunter Douglas NV	1,944	128,060
IMCD NV	12,583	834,495
Intertrust NV (D)	15,501	249,406
KAS Bank NV	4,965	35,509
Kendrion NV	4,208	108,431
Koninklijke BAM Groep NV	75,061	235,983
Koninklijke Vopak NV	15,947	699,349
Lucas Bols NV (D)	1,528	27,924
Nederland Apparatenfabriek	1,373	68,666
Nostrum Oil & Gas PLC (A)	6,246	10,673
OCI NV (A)	16,156	369,491
Ordina NV	30,265	51,828
PostNL NV	140,572	415,099
SBM Offshore NV	54,255	824,962
Shop Apotheke Europe NV (A)(D)	2,092	96,588
SIF Holding NV	1,808	26,686
Signify NV (D)	17,681	471,799
Sligro Food Group NV	7,562	317,319
Takeaway.com NV (A)(D)	3,119	165,487
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	65

	Shares	Value
Netherlands (continued)
TKH Group NV	11,242	$571,125
TomTom NV (A)	38,731	352,644
Van Lanschot Kempen NV	4,787	124,098
Wessanen	22,809	241,002
New Zealand 0.8%		4,630,081
Abano Healthcare Group, Ltd.	1,804	8,690
Air New Zealand, Ltd.	100,815	213,549
Arvida Group, Ltd.	53,490	47,875
Chorus, Ltd.	98,246	324,048
Comvita, Ltd.	2,243	8,812
EBOS Group, Ltd.	22,462	332,136
Eroad, Ltd. (A)	5,969	10,723
Freightways, Ltd.	28,913	139,280
Genesis Energy, Ltd.	94,305	166,231
Gentrack Group, Ltd.	9,421	38,843
Hallenstein Glasson Holdings, Ltd.	23,287	89,820
Heartland Group Holdings, Ltd. (C)	69,888	72,061
Infratil, Ltd.	110,455	275,775
Investore Property, Ltd.	35,308	36,898
Kathmandu Holdings, Ltd.	35,271	66,504
Mainfreight, Ltd.	16,582	345,656
Metlifecare, Ltd.	37,102	141,558
Metro Performance Glass, Ltd. (C)	22,396	7,632
NEW Zealand King Salmon Investments, Ltd.	10,031	17,134
NZME, Ltd.	72,696	25,042
NZX, Ltd.	63,699	45,543
Oceania Healthcare, Ltd.	24,265	19,028
Pacific Edge, Ltd. (A)	105,378	25,452
PGG Wrightson, Ltd.	18,780	7,361
Pike River Coal, Ltd. (A)(B)	57,122	0
Port of Tauranga, Ltd.	35,880	125,373
Pushpay Holdings, Ltd. (A)	7,585	17,243
Restaurant Brands New Zealand, Ltd. (C)	20,203	118,479
Sanford, Ltd.	11,710	54,781
Scales Corp., Ltd.	16,405	50,629
Serko, Ltd. (A)	6,476	13,203
Skellerup Holdings, Ltd.	36,142	50,514
SKY Network Television, Ltd.	109,970	178,078
SKYCITY Entertainment Group, Ltd.	170,373	421,986
Steel & Tube Holdings, Ltd.	21,933	18,562
Summerset Group Holdings, Ltd.	49,158	222,612
Synlait Milk, Ltd. (A)	11,226	71,018
The New Zealand Refining Company, Ltd.	43,399	69,862
The Warehouse Group, Ltd.	25,288	36,853
Tilt Renewables, Ltd. (C)	8,300	13,183
Tourism Holdings, Ltd.	23,000	78,015
TOWER, Ltd. (A)	51,604	27,322
Trade Me Group, Ltd.	82,055	346,623
Trustpower, Ltd.	8,448	34,996
Vector, Ltd.	13,415	30,556
Vista Group International, Ltd.	24,986	62,394
Z Energy, Ltd.	30,871	122,148
66	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Norway 0.9%		$5,288,170
ABG Sundal Collier Holding ASA	136,334	75,380
AF Gruppen ASA	3,074	50,826
Akastor ASA (A)	39,742	58,728
Aker Solutions ASA (A)	38,025	192,070
American Shipping Company ASA (A)	18,608	73,304
Archer, Ltd. (A)	30,245	21,715
Atea ASA (A)	17,866	249,624
Austevoll Seafood ASA	20,677	286,509
Avance Gas Holding, Ltd. (A)(D)	16,253	36,150
Axactor SE (A)(C)	33,909	83,001
B2Holding ASA	20,252	32,876
Bonheur ASA (C)	5,857	65,577
Borregaard ASA	24,695	227,888
BW Offshore, Ltd. (A)	31,002	134,555
Data Respons ASA	7,794	21,773
DNO ASA	160,917	271,773
DOF ASA (A)	46,244	24,151
Europris ASA (A)(D)	10,340	28,592
Frontline, Ltd. (A)	27,700	202,799
Grieg Seafood ASA	13,068	172,514
Hexagon Composites ASA	32,197	88,217
Hoegh LNG Holdings, Ltd.	13,067	67,663
IDEX ASA (A)	60,820	27,206
Itera ASA	21,736	22,602
Kongsberg Gruppen ASA	16,815	241,426
Kvaerner ASA (A)	47,283	68,385
Magnora ASA	7,650	5,232
NEL ASA (A)(C)	272,349	147,620
Next Biometrics Group As (A)	2,445	9,908
Nordic Nanovector ASA (A)	10,947	107,998
Nordic Semiconductor ASA (A)	29,379	131,272
Norway Royal Salmon ASA	3,672	84,576
Norwegian Air Shuttle ASA (A)	6,255	157,893
Norwegian Finans Holding ASA (A)	21,487	180,323
Norwegian Property ASA	53,033	66,468
Ocean Yield ASA	12,113	90,863
Odfjell Drilling, Ltd. (A)	17,856	59,133
Odfjell SE, A Shares	7,780	27,820
Olav Thon Eiendomsselskap ASA	2,259	38,124
Otello Corp. ASA (A)	38,500	56,149
Panoro Energy ASA (A)	11,702	19,531
Petroleum Geo-Services ASA (A)	88,655	190,466
PhotoCure ASA (A)	3,308	14,166
Prosafe SE (A)	11,685	23,329
Protector Forsikring ASA (A)	13,728	72,663
Q-Free ASA (A)	14,930	13,202
Sbanken ASA (D)	17,921	180,165
Scatec Solar ASA (D)	23,014	198,639
Selvaag Bolig ASA	8,785	40,152
Solon Eiendom ASA	2,513	10,900
Solstad Farstad ASA (A)	76,364	19,691
Spectrum ASA	9,451	48,157
Treasure ASA	15,273	19,435
Veidekke ASA	25,605	290,734
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	67

	Shares	Value
Norway (continued)
Wilh Wilhelmsen Holding ASA, Class A	3,793	$72,875
XXL ASA (D)	16,845	85,382
Peru 0.0%		184,474
Hochschild Mining PLC	89,134	184,474
Philippines 0.0%		15,791
Del Monte Pacific, Ltd. (A)	136,300	15,791
Portugal 0.5%		2,941,305
Altri SGPS SA	20,330	148,311
Banco Comercial Portugues SA (A)	3,603,145	1,014,882
CTT-Correios de Portugal SA	38,752	157,422
Mota-Engil SGPS SA (A)	32,351	62,661
NOS SGPS SA	68,548	426,338
Novabase SGPS SA	2,054	5,637
REN - Redes Energeticas Nacionais SGPS SA	135,742	370,552
Semapa-Sociedade de Investimento & Gestao	7,571	119,708
Sonae Capital SGPS SA	38,685	34,854
Sonae SGPS SA	340,620	323,279
Teixeira Duarte SA (A)	65,968	12,257
The Navigator Company SA	63,154	265,404
Russia 0.0%		47,005
Petropavlovsk PLC (A)	599,352	47,005
Russian Federation 0.0%		144,822
Evraz PLC	24,851	144,822
Singapore 1.1%		6,398,809
Accordia Golf Trust	199,500	78,611
AEM Holdings, Ltd.	45,000	31,870
Amara Holdings, Ltd.	80,000	26,240
Ascendas India Trust	179,000	135,800
Avarga, Ltd.	74,200	10,828
Baker Technology, Ltd. (A)	20,200	6,987
Banyan Tree Holdings, Ltd.	78,000	29,900
Best World International, Ltd.	59,600	102,628
Bonvests Holdings, Ltd.	36,400	33,172
Boustead Projects, Ltd.	28,557	16,653
Boustead Singapore, Ltd.	72,689	42,416
BreadTalk Group, Ltd.	52,000	33,797
Bukit Sembawang Estates, Ltd. (C)	52,200	211,700
BW LPG, Ltd. (A)(D)	29,341	115,103
Centurion Corp., Ltd.	85,000	25,741
China Aviation Oil Singapore Corp., Ltd.	76,200	69,061
China Sunsine Chemical Holdings, Ltd.	44,800	42,390
Chip Eng Seng Corp., Ltd.	106,200	57,952
Chuan Hup Holdings, Ltd.	78,000	17,079
CITIC Envirotech, Ltd.	175,200	55,000
COSCO Shipping International Singapore Company, Ltd. (A)	351,500	94,248
Creative Technology, Ltd. (A)	11,500	49,041
CSE Global, Ltd.	136,600	42,989
CW Group Holdings, Ltd. (B)	135,000	3,986
Dasin Retail Trust	31,000	19,108
Delfi, Ltd.	46,000	43,914
Dyna-Mac Holdings, Ltd. (A)	135,000	11,575
68	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Singapore (continued)
Elec & Eltek International Company, Ltd.	5,000	$6,762
Ezion Holdings, Ltd. (A)	1,126,020	50,430
Ezra Holdings, Ltd. (A)(B)	438,996	3,520
Far East Orchard, Ltd.	35,294	32,452
First Resources, Ltd.	120,000	141,760
Food Empire Holdings, Ltd.	43,800	17,114
Fragrance Group, Ltd.	200,000	19,363
Fraser and Neave, Ltd.	15,900	20,916
Frencken Group, Ltd.	61,300	17,954
Gallant Venture, Ltd. (A)	264,000	25,407
Geo Energy Resources, Ltd.	105,900	13,656
GK Goh Holdings, Ltd.	21,000	13,919
GL, Ltd.	137,000	73,498
Golden Agri-Resources, Ltd.	1,123,500	200,504
Golden Energy & Resources, Ltd.	67,800	11,624
GSH Corp., Ltd.	51,600	14,213
GuocoLand, Ltd.	56,800	71,466
Halcyon Agri Corp., Ltd.	88,757	24,959
Haw Par Corp., Ltd.	24,000	223,855
Health Management International, Ltd.	96,714	38,501
Hiap Hoe, Ltd.	38,000	24,110
Hi-P International, Ltd.	28,700	23,022
Ho Bee Land, Ltd.	50,300	89,136
Hong Fok Corp., Ltd.	89,836	44,230
Hong Leong Asia, Ltd. (A)	92,000	34,990
Hong Leong Finance, Ltd.	38,100	72,000
Hotel Grand Central, Ltd.	47,475	45,365
Hutchison Port Holdings Trust	328,000	85,563
Hwa Hong Corp., Ltd.	55,000	12,049
Hyflux, Ltd. (A)(C)	154,800	2,167
iFAST Corp., Ltd.	25,600	21,296
IGG, Inc.	275,000	334,300
Indofood Agri Resources, Ltd.	58,100	8,476
Japfa, Ltd.	75,800	39,720
k1 Ventures, Ltd. (B)	36,000	0
Kenon Holdings, Ltd.	2,770	46,991
Keppel Infrastructure Trust	619,906	207,990
Keppel Telecommunications & Transportation, Ltd.	20,700	27,981
KSH Holdings, Ltd.	32,400	12,427
Lian Beng Group, Ltd.	83,500	28,102
Low Keng Huat Singapore, Ltd.	64,000	24,526
Lum Chang Holdings, Ltd.	41,200	10,227
M1, Ltd.	81,800	125,297
Metro Holdings, Ltd.	127,600	101,579
Midas Holdings, Ltd. (A)(B)(C)	249,000	29,621
mm2 Asia, Ltd. (A)	83,000	21,836
Nera Telecommunications, Ltd.	47,200	9,852
NSL, Ltd.	29,000	24,517
OM Holdings, Ltd.	50,972	52,002
OUE, Ltd. (C)	77,000	86,029
Oxley Holdings, Ltd.	199,592	43,083
Pacc Offshore Services Holdings, Ltd. (A)	78,100	10,998
Pacific Century Regional Developments, Ltd.	52,900	13,697
Pan-United Corp., Ltd.	68,750	14,004
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	69

	Shares	Value
Singapore (continued)
Penguin International, Ltd.	41,333	$8,942
Perennial Real Estate Holdings, Ltd.	40,800	20,546
Q&M Dental Group Singapore, Ltd. (C)	48,100	17,189
QAF, Ltd.	39,234	17,158
Raffles Education Corp., Ltd. (A)	279,802	27,962
Raffles Medical Group, Ltd. (C)	151,853	130,830
RHT Health Trust	106,100	58,401
Riverstone Holdings, Ltd.	69,000	61,984
Roxy-Pacific Holdings, Ltd.	95,550	27,580
SBS Transit, Ltd.	20,500	40,531
Sheng Siong Group, Ltd.	130,600	103,048
SHS Holdings, Ltd.	84,000	13,212
SIA Engineering Company, Ltd.	55,900	101,657
SIIC Environment Holdings, Ltd.	204,380	39,572
Sinarmas Land, Ltd.	300,000	57,054
Sing Holdings, Ltd.	79,000	22,018
Sing Investments & Finance, Ltd.	28,600	31,524
Singapore Post, Ltd.	298,800	216,246
Singapore Reinsurance Corp., Ltd.	47,000	10,024
Singapore Shipping Corp., Ltd.	83,800	17,728
Stamford Land Corp., Ltd.	142,600	50,985
StarHub, Ltd.	114,400	159,067
Straits Trading Company, Ltd.	14,200	21,586
Sunningdale Tech, Ltd.	30,260	30,810
Swiber Holdings, Ltd. (A)(B)	128,250	10,190
The Hour Glass, Ltd.	31,600	14,738
Thomson Medical Group, Ltd. (A)(C)	251,400	14,363
Tuan Sing Holdings, Ltd.	156,385	39,400
UMS Holdings, Ltd. (C)	115,450	52,665
United Engineers, Ltd.	101,100	191,846
United Industrial Corp., Ltd.	22,000	45,217
United Overseas Insurance, Ltd.	2,400	11,688
UOB-Kay Hian Holdings, Ltd.	118,524	103,736
Vibrant Group, Ltd. (A)	72,876	7,225
Vicom, Ltd.	4,000	17,587
Wee Hur Holdings, Ltd.	102,000	16,034
Wheelock Properties Singapore, Ltd.	73,600	112,661
Wing Tai Holdings, Ltd.	118,217	168,501
Xinghua Port Holdings, Ltd.	14,375	1,713
XP Power, Ltd.	4,203	124,152
Yeo Hiap Seng, Ltd. (C)	8,834	6,279
Yongnam Holdings, Ltd. (A)	147,375	18,315
South Africa 0.0%		169,472
Caledonia Mining Corp. PLC	100	558
Lonmin PLC (A)	75,962	44,342
Petra Diamonds, Ltd. (A)(C)	231,416	124,572
Spain 2.4%		14,261,766
Acciona SA (C)	9,302	855,836
Acerinox SA	52,021	518,979
Alantra Partners SA	3,915	58,097
Almirall SA	19,193	328,249
Amper SA (A)(C)	307,165	94,358
Applus Services SA	34,927	420,203
70	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Spain (continued)
Atresmedia Corp. de Medios de Comunicacion SA (C)	27,860	$156,780
Azkoyen SA	4,660	37,766
Baron de Ley (A)	983	121,664
Bolsas y Mercados Espanoles SHMSF SA	20,191	588,891
Caja de Ahorros del Mediterraneo (A)(B)	1,684	0
Cellnex Telecom SA (D)	32,513	902,530
Cia de Distribucion Integral Logista Holdings SA	12,002	300,315
CIE Automotive SA	13,904	350,147
Construcciones y Auxiliar de Ferrocarriles SA	6,313	247,483
Deoleo SA (A)	96,330	8,754
Distribuidora Internacional de Alimentacion SA (C)	153,710	115,294
Duro Felguera SA (A)(C)	1,028,405	15,435
Ebro Foods SA	22,496	459,580
eDreams ODIGEO SA (A)	20,659	76,545
Elecnor SA	8,224	110,734
Enagas SA	48,143	1,324,738
Ence Energia y Celulosa SA	57,514	363,944
Ercros SA	32,244	134,085
Euskaltel SA (D)	22,434	196,886
Faes Farma SA	78,626	311,051
Fluidra SA (A)	18,385	229,252
Fomento de Construcciones y Contratas SA (A)	9,834	138,295
Global Dominion Access SA (A)(D)	21,806	114,742
Grupo Catalana Occidente SA	12,159	483,084
Grupo Empresarial San Jose SA (A)	8,498	50,305
Grupo Ezentis SA (A)	65,836	47,917
Iberpapel Gestion SA	2,637	94,059
Indra Sistemas SA (A)	33,132	349,210
Laboratorios Farmaceuticos Rovi SA	1,848	36,576
Liberbank SA (A)	520,873	247,338
Masmovil Ibercom SA (A)	898	110,484
Mediaset Espana Comunicacion SA	48,282	336,697
Melia Hotels International SA	30,170	302,317
Miquel y Costas & Miquel SA	6,050	121,568
Natra SA (A)(C)	21,388	23,973
Obrascon Huarte Lain SA (C)	48,890	48,942
Papeles y Cartones de Europa SA	12,990	247,495
Parques Reunidos Servicios Centrales SAU (D)	1,451	18,918
Pharma Mar SA (A)	46,893	57,292
Prim SA	2,446	33,264
Promotora de Informaciones SA, Class A (A)	83,614	173,888
Prosegur Cia de Seguridad SA	78,788	410,465
Quabit Inmobiliaria SA (A)	29,207	56,234
Realia Business SA (A)	53,191	53,590
Renta 4 Banco SA	1,156	10,349
Sacyr SA	153,603	357,848
Solaria Energia y Medio Ambiente SA (A)(C)	17,187	79,232
Talgo SA (A)(D)	19,443	111,032
Tecnicas Reunidas SA	9,944	262,594
Telepizza Group SA (D)	2,139	10,412
Tubacex SA (A)	37,585	127,682
Tubos Reunidos SA (A)(C)	43,414	9,365
Vidrala SA	4,898	421,131
Viscofan SA	11,582	663,176
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	71

	Shares	Value
Spain (continued)
Vocento SA (A)	14,712	$18,371
Zardoya Otis SA	42,897	306,325
Sweden 3.1%		18,389,324
AcadeMedia AB (A)(D)	6,071	29,754
Acando AB	29,164	98,091
AddLife AB	6,406	149,329
AddNode Group AB	6,737	78,196
AddTech AB, B Shares	16,942	338,498
AF AB, B Shares	16,162	324,635
Ahlsell AB (D)	53,547	258,655
Ahlstrom-Munksjo OYJ	8,570	117,342
Alimak Group AB (D)	8,712	117,512
Anoto Group AB (A)	33,240	10,063
Arjo AB, B Shares	31,885	108,511
Atrium Ljungberg AB, B Shares	14,040	240,838
Attendo AB (D)	23,875	216,364
Avanza Bank Holding AB	6,326	340,945
BE Group AB (A)	1,076	4,668
Beijer Alma AB	11,470	166,261
Beijer Electronics Group AB (A)	5,574	23,390
Beijer Ref AB	20,430	349,562
Bergman & Beving AB	9,300	92,586
Besqab AB	982	11,367
Betsson AB (A)	33,178	268,293
Bilia AB, A Shares	25,044	239,507
BillerudKorsnas AB	15,258	204,327
BioGaia AB, B Shares	5,279	197,883
Biotage AB	16,595	212,157
Bjorn Borg AB (A)	6,665	15,666
Bonava AB	1,278	15,548
Bonava AB, B Shares	17,614	214,616
Bravida Holding AB (D)	38,093	272,854
Bufab AB	7,280	73,305
Bulten AB (C)	5,708	65,897
Bure Equity AB	15,544	195,810
Byggmax Group AB	17,075	64,857
Catena AB	6,165	140,419
Clas Ohlson AB, B Shares	9,715	84,088
Cloetta AB, B Shares	69,461	198,935
Collector AB (A)	4,116	25,767
Coor Service Management Holding AB (D)	9,799	77,642
Corem Property Group AB, B Shares	9,597	11,492
Dedicare AB, B Shares	1,128	5,899
Dios Fastigheter AB	31,259	194,819
Dometic Group AB (D)	34,663	248,490
Doro AB (A)	6,824	26,420
Duni AB	10,787	126,971
Dustin Group AB (D)	19,050	169,960
Eastnine AB	5,836	58,626
Elanders AB, B Shares (C)	2,728	27,740
Eltel AB (A)(D)	5,460	8,554
Enea AB (A)	4,257	42,808
eWork Group AB	1,387	13,024
72	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Sweden (continued)
Fabege AB	9,981	$124,464
Fagerhult AB	10,150	87,585
FastPartner AB	7,767	49,361
Fingerprint Cards AB, B Shares (A)	82,439	108,592
Getinge AB, B Shares	54,185	559,791
Granges AB	24,711	250,995
Gunnebo AB	9,705	26,497
Haldex AB	13,702	108,289
Heba Fastighets AB, Series B	2,280	29,830
Hembla AB (A)	4,838	80,897
Hemfosa Fastigheter AB	43,011	340,325
HIQ International AB (A)	10,163	59,007
HMS Networks AB (C)	5,729	85,597
Hoist Finance AB (D)	12,501	99,326
Holmen AB	20,150	425,026
Humana AB	6,079	39,550
Indutrade AB	12,475	302,094
Inwido AB	12,221	83,605
ITAB Shop Concept AB, Class B	7,377	14,535
JM AB (C)	20,498	388,812
KappAhl AB	17,702	46,674
Karo Pharma AB	49,020	202,494
Klovern AB, B Shares	163,315	187,767
KNOW IT AB	6,450	121,747
Kungsleden AB	55,531	386,200
Lagercrantz Group AB, B Shares	16,827	170,549
Lindab International AB	23,121	172,400
Loomis AB, B Shares	18,210	613,793
Medivir AB, B Shares (A)	6,375	22,679
Mekonomen AB	9,685	100,911
Momentum Group AB, Class B	10,018	90,866
MQ Holding AB	7,470	9,957
Mycronic AB (C)	22,378	276,564
NCC AB, B Shares	3,061	46,230
Nederman Holding AB	4,604	45,680
Net Insight AB, B Shares (A)	29,909	9,541
NetEnt AB (A)	41,870	178,495
New Wave Group AB, B Shares	17,221	96,527
Nobia AB	32,369	194,970
Nobina AB (D)	25,079	161,058
Nolato AB, B Shares	5,977	260,036
Nordic Waterproofing Holding AS (D)	1,454	12,327
NP3 Fastigheter AB	10,190	69,439
Nyfosa AB (A)	43,011	201,267
OEM International AB, B Shares	6,311	140,792
Opus Group AB	64,359	38,359
Orexo AB (A)	5,079	35,035
Pandox AB	7,784	125,324
Peab AB	46,913	381,264
Platzer Fastigheter Holding AB, Series B	10,401	67,515
Pricer AB, B Shares	36,973	40,783
Proact IT Group AB	2,222	39,829
Qliro Group AB (A)	41,364	53,163
Ratos AB, B Shares	59,430	162,224
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	73

	Shares	Value
Sweden (continued)
RaySearch Laboratories AB (A)	8,041	$93,951
Recipharm AB, B Shares (A)	15,507	231,443
Resurs Holding AB (D)	25,152	162,467
Rottneros AB	18,906	20,597
Sagax AB, B Shares	12,229	170,398
SAS AB (A)	90,075	221,609
Scandi Standard AB	15,003	96,429
Scandic Hotels Group AB (D)	16,467	148,557
Sectra AB (A)	4,737	139,477
Semcon AB	4,746	25,360
Sensys Gatso Group AB (A)	223,958	48,619
SkiStar AB	7,657	188,204
Sweco AB, B Shares	14,873	325,048
Systemair AB	5,179	54,544
Tele2 AB, B Shares	21,245	266,085
Thule Group AB (D)	24,303	455,230
Troax Group AB	2,446	77,470
VBG Group AB, B Shares	1,227	17,369
Victoria Park AB, B Shares	2,717	10,777
Vitrolife AB	14,195	242,381
Wallenstam AB, B Shares	36,084	329,981
Wihlborgs Fastigheter AB	40,076	457,750
Switzerland 4.9%		28,638,369
Allreal Holding AG (A)	3,961	630,314
Alpiq Holding AG (A)	750	63,781
ALSO Holding AG (A)	1,751	196,043
APG SGA SA	432	143,234
Arbonia AG (A)	12,031	147,968
Aryzta AG (A)(C)	156,820	210,094
Ascom Holding AG	10,706	156,571
Autoneum Holding AG	758	148,771
Bachem Holding AG, Class B	285	35,372
Banque Cantonale de Geneve	569	112,218
Banque Cantonale Vaudoise	495	377,978
Belimo Holding AG	116	474,611
Bell Food Group AG	611	194,056
Bellevue Group AG (A)	2,363	47,427
Berner Kantonalbank AG	1,316	273,576
BFW Liegenschaften AG (A)	1,197	51,962
BKW AG	4,850	330,153
Bobst Group SA	2,647	197,713
Bossard Holding AG, Class A	1,855	291,119
Bucher Industries AG	1,884	514,609
Burckhardt Compression Holding AG	828	245,697
Burkhalter Holding AG	964	76,661
Calida Holding AG (A)	1,142	35,463
Carlo Gavazzi Holding AG	125	32,120
Cavotec SA (A)	7,080	13,598
Cembra Money Bank AG	7,566	631,623
Cham Group AG (A)	47	19,834
Cicor Technologies, Ltd. (A)	495	20,087
Cie Financiere Tradition SA	544	55,880
Coltene Holding AG	1,150	96,513
74	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Switzerland (continued)
Conzzeta AG	344	$264,308
Daetwyler Holding AG	2,053	289,048
DKSH Holding AG	7,245	490,764
dormakaba Holding AG (A)	791	566,143
Dufry AG (A)(C)	7,851	835,621
EDAG Engineering Group AG (A)	1,945	38,741
EFG International AG (A)	29,777	204,389
Emmi AG (A)	578	440,752
Energiedienst Holding AG	1,013	30,027
Evolva Holding SA (A)	92,559	22,483
Feintool International Holding AG (A)	656	54,983
Fenix Outdoor International AG	949	92,445
Ferrexpo PLC	97,488	219,136
Flughafen Zurich AG	4,764	779,740
Forbo Holding AG	304	461,463
GAM Holding AG (A)	63,980	337,183
Georg Fischer AG	1,055	823,576
Gurit Holding AG	135	133,303
Helvetia Holding AG	1,899	1,175,744
Hiag Immobilien Holding AG (A)	1,670	189,813
Highlight Communications AG (A)	4,309	24,088
HOCHDORF Holding AG (A)	291	43,748
Huber & Suhner AG	4,287	304,403
Hypothekarbank Lenzburg AG	7	31,688
Implenia AG	4,773	244,449
Inficon Holding AG (A)	537	254,321
Interroll Holding AG	204	361,305
Intershop Holding AG	585	283,151
Investis Holding SA (A)	864	51,398
IWG PLC	172,710	513,200
Jungfraubahn Holding AG	718	98,140
Kardex AG (A)	1,975	235,136
Komax Holding AG	1,174	303,289
Kongsberg Automotive ASA (A)	102,136	107,663
Kudelski SA (A)(C)	14,739	99,963
Lastminute.com NV (A)	912	14,870
LEM Holding SA	153	161,365
Logitech International SA	34,663	1,169,478
Luzerner Kantonalbank AG	937	453,206
MCH Group AG (A)	456	11,508
Meier Tobler Group AG (C)	876	14,889
Metall Zug AG, B Shares	59	170,539
Mikron Holding AG (A)	1,454	10,239
Mobilezone Holding AG	9,736	112,864
Mobimo Holding AG	2,150	503,420
OC Oerlikon Corp. AG (A)	52,335	615,538
Orascom Development Holding AG (A)	4,769	71,976
Orell Fuessli Holding AG	223	19,176
Oriflame Holding AG	6,968	175,813
Orior AG	1,436	119,234
Panalpina Welttransport Holding AG	2,639	372,081
Phoenix Mecano AG	167	82,945
Plazza AG, Class A	376	84,276
PSP Swiss Property AG	10,877	1,056,617
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	75

	Shares	Value
Switzerland (continued)
Rieter Holding AG (C)	776	$105,054
Romande Energie Holding SA	100	118,108
Schaffner Holding AG (A)	165	41,391
Schmolz + Bickenbach AG (A)	169,530	101,115
Schweiter Technologies AG	308	302,826
SFS Group AG (A)	3,985	387,408
Siegfried Holding AG (A)	1,241	442,633
St. Galler Kantonalbank AG	679	332,973
Sulzer AG	4,632	434,582
Sunrise Communications Group AG (A)(D)	8,967	786,725
Swiss Prime Site AG (A)	5,716	472,342
Swissquote Group Holding SA	2,821	134,982
Tamedia AG	741	75,990
Tecan Group AG	466	95,980
Thurgauer Kantonalbank	384	40,139
Tornos Holding AG (A)	3,182	21,482
u-blox Holding AG (A)	2,048	192,116
Valiant Holding AG	5,508	609,288
Valora Holding AG (A)	1,068	256,767
VAT Group AG (A)(D)	6,454	671,298
Vaudoise Assurances Holding SA	324	161,034
Vetropack Holding AG	61	124,856
Von Roll Holding AG (A)	15,969	16,943
Vontobel Holding AG	6,021	346,796
VZ Holding AG	723	193,694
Walliser Kantonalbank	446	51,810
Warteck Invest AG (A)	31	59,261
Ypsomed Holding AG (A)	1,158	145,607
Zehnder Group AG	3,041	112,169
Zug Estates Holding AG, B Shares	69	116,055
Zuger Kantonalbank AG	40	236,261
United Arab Emirates 0.0%		86,404
Gulf Marine Services PLC (A)	65,616	29,632
Lamprell PLC (A)	68,445	56,772
United Kingdom 14.7%		85,716,150
4imprint Group PLC	3,873	100,380
A.G. Barr PLC	35,127	356,501
AA PLC	215,904	253,677
Acacia Mining PLC (A)	51,251	121,134
Afren PLC (A)(B)	310,484	0
Aggreko PLC	60,746	578,141
Air Partner PLC	6,000	7,185
Anglo Pacific Group PLC	37,538	68,899
Anglo-Eastern Plantations PLC	3,980	28,353
Arrow Global Group PLC (C)	37,154	93,675
Ascential PLC	3,337	16,157
Ashmore Group PLC	103,424	491,251
ASOS PLC (A)	1,263	80,209
Auto Trader Group PLC (D)	248,721	1,393,716
AVEVA Group PLC	16,863	552,463
Avon Rubber PLC	10,388	173,450
B&M European Value Retail SA	239,232	1,069,645
Babcock International Group PLC	61,519	446,792
76	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Balfour Beatty PLC	203,970	$654,004
BBA Aviation PLC	313,051	951,716
Beazley PLC	145,239	1,036,983
Bellway PLC	38,166	1,238,708
Berkeley Group Holdings PLC	3,484	143,591
Biffa PLC (D)	4,695	12,138
Bloomsbury Publishing PLC	31,175	81,633
Bodycote PLC	60,625	570,678
boohoo Group PLC (A)	10,512	25,715
Bovis Homes Group PLC	57,264	628,879
Braemar Shipping Services PLC	7,806	22,702
Brewin Dolphin Holdings PLC	97,620	405,182
Britvic PLC	73,694	805,317
BTG PLC (A)	68,161	728,089
Cairn Energy PLC (A)	204,401	458,228
Capita PLC (A)	66,836	88,399
Capital & Counties Properties PLC	187,365	609,124
Carclo PLC (A)	7,141	7,510
Card Factory PLC	80,220	197,161
CareTech Holdings PLC	5,804	26,346
Carillion PLC (A)	114,263	20,675
Carpetright PLC (A)	29,312	6,557
Carr's Group PLC	15,261	30,657
Castings PLC	8,508	44,345
Centaur Media PLC	19,732	11,256
Charles Stanley Group PLC	5,789	22,016
Charles Taylor PLC	13,110	38,389
Chemring Group PLC	97,190	207,654
Chesnara PLC	39,738	179,409
Cineworld Group PLC	280,525	989,019
Circassia Pharmaceuticals PLC (A)	16,959	12,346
City of London Investment Group PLC	2,365	11,575
Clarkson PLC	7,141	215,174
Clipper Logistics PLC	3,888	14,791
Close Brothers Group PLC	44,766	861,061
CLS Holdings PLC	49,740	136,112
CMC Markets PLC (D)	42,777	61,379
Cobham PLC (A)	550,062	718,971
Communisis PLC	54,344	49,046
Computacenter PLC	23,890	327,424
Concentric AB	13,692	189,333
Connect Group PLC	74,451	34,780
Consort Medical PLC	14,004	178,553
ConvaTec Group PLC (D)	28,706	55,792
Costain Group PLC	32,129	152,575
Countryside Properties PLC (D)	49,551	183,052
Countrywide PLC (A)	45,753	5,039
Cranswick PLC	15,538	564,020
Crest Nicholson Holdings PLC	68,100	297,917
CYBG PLC	124,507	325,924
Daejan Holdings PLC	2,220	165,990
Daily Mail & General Trust PLC, Class A	79,962	632,390
Dairy Crest Group PLC	49,127	289,282
Dart Group PLC	6,024	64,334
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	77

	Shares	Value
United Kingdom (continued)
De La Rue PLC	30,704	$182,232
Debenhams PLC (C)	306,827	25,637
Devro PLC	53,217	122,364
DFS Furniture PLC	9,082	24,266
Dialight PLC (A)	7,641	34,183
Dialog Semiconductor PLC (A)	20,672	540,378
Dignity PLC	16,385	166,384
Diploma PLC	45,202	732,644
DiscoverIE Group PLC	18,407	79,773
Dixons Carphone PLC	141,856	293,532
Domino's Pizza Group PLC	139,590	458,862
Drax Group PLC	136,454	682,853
Dunelm Group PLC	32,820	226,879
EI Group PLC (A)	194,966	458,733
EKF Diagnostics Holdings PLC (A)	61,291	22,113
Electrocomponents PLC	137,678	904,953
Elementis PLC	192,848	484,997
EMIS Group PLC	935	11,066
EnQuest PLC (A)	570,177	164,741
Equiniti Group PLC (D)	62,225	180,204
Essentra PLC	87,517	429,227
esure Group PLC	76,130	271,524
Euromoney Institutional Investor PLC	12,232	199,502
Faroe Petroleum PLC (A)	11,938	24,426
FDM Group Holdings PLC	13,266	143,985
Fevertree Drinks PLC	2,126	65,097
Findel PLC (A)	18,987	53,282
Firstgroup PLC (A)	361,417	413,379
FLEX LNG, Ltd. (A)	26,182	46,207
Flybe Group PLC (A)	27,618	6,978
Forterra PLC (D)	18,775	51,561
Foxtons Group PLC	68,323	42,142
Fuller Smith & Turner PLC, Class A	9,499	112,596
Future PLC (A)	6,254	46,222
G4S PLC	162,802	403,362
Galliford Try PLC	41,061	377,239
Games Workshop Group PLC	9,925	384,611
Gamma Communications PLC	788	8,081
Gem Diamonds, Ltd. (A)	36,843	49,342
Genel Energy PLC (A)	4,469	10,876
Genus PLC	5,512	169,567
Gocompare.Com Group PLC	84,342	84,167
Goodwin PLC	468	15,966
Grainger PLC	120,717	390,560
Greene King PLC	95,356	669,392
Greggs PLC	31,654	562,698
Gulf Keystone Petroleum, Ltd. (A)	68,560	161,616
Halfords Group PLC	68,278	255,435
Hastings Group Holdings PLC (D)	16,918	41,295
Hays PLC	429,585	862,681
Headlam Group PLC	23,677	130,172
Helical PLC	41,845	171,006
Henry Boot PLC	21,120	70,974
Hill & Smith Holdings PLC	23,093	353,066
78	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Hilton Food Group PLC	7,930	$92,559
Hollywood Bowl Group PLC	14,180	35,285
HomeServe PLC	73,920	898,280
Horizon Discovery Group PLC (A)	20,433	45,792
Howden Joinery Group PLC	188,908	1,075,504
Hunting PLC	45,059	326,557
Huntsworth PLC	76,423	103,332
Hurricane Energy PLC (A)	113,691	62,126
Ibstock PLC (D)	93,574	255,141
IG Group Holdings PLC	100,106	756,429
IGas Energy PLC (A)	10,408	12,207
IMI PLC	62,497	779,048
Inchcape PLC	125,853	934,318
Indivior PLC (A)	184,508	240,677
Inmarsat PLC	91,301	476,839
Intermediate Capital Group PLC	70,376	914,145
International Personal Finance PLC	54,449	151,479
Interserve PLC (A)(C)	51,611	18,413
iomart Group PLC	3,175	14,183
IP Group PLC (A)	87,848	131,029
ITE Group PLC	207,963	167,986
J.D. Wetherspoon PLC	23,484	342,289
James Fisher & Sons PLC	16,505	364,561
Jardine Lloyd Thompson Group PLC	39,243	946,673
JD Sports Fashion PLC	111,582	564,417
John Laing Group PLC (D)	24,593	102,883
John Menzies PLC	26,768	173,864
John Wood Group PLC	132,358	1,073,754
Joules Group PLC	1,304	3,915
JPJ Group PLC (A)	20,615	156,738
Jupiter Fund Management PLC	111,603	458,773
Just Group PLC	106,557	118,573
Kainos Group PLC	7,783	42,264
KAZ Minerals PLC	36,708	259,982
KCOM Group PLC	159,090	120,381
Keller Group PLC	21,661	162,119
Kier Group PLC (C)	35,962	233,751
Kin & Carta PLC	59,480	79,669
Ladbrokes Coral Group PLC (A)(B)	281,251	38,705
Lancashire Holdings, Ltd.	73,742	601,753
Lookers PLC	108,257	124,897
Low & Bonar PLC	38,633	13,072
LSL Property Services PLC	25,300	80,778
M&C Saatchi PLC	32	128
Majestic Wine PLC	12,217	44,777
Man Group PLC	481,704	895,657
Management Consulting Group PLC (A)	253,947	5,623
Marshalls PLC	68,723	377,239
Marston's PLC	259,507	338,191
McBride PLC (A)	60,511	103,581
McCarthy & Stone PLC (D)	9,810	16,990
McColl's Retail Group PLC	6,093	9,227
Mears Group PLC	28,992	123,715
Meggitt PLC	187,689	1,244,308
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	79

	Shares	Value
United Kingdom (continued)
Merlin Entertainments PLC (D)	176,717	$758,579
Metro Bank PLC (A)	2,940	78,971
Millennium & Copthorne Hotels PLC	46,711	281,614
Mitchells & Butlers PLC	90,799	318,711
Mitie Group PLC	107,584	199,239
MJ Gleeson PLC	8,477	71,391
Moneysupermarket.com Group PLC	152,584	595,324
Morgan Advanced Materials PLC	85,119	298,445
Morgan Sindall Group PLC	12,479	195,510
Moss Bros Group PLC	9,995	3,890
Mothercare PLC (A)	74,060	15,144
Motorpoint Group PLC	12,238	32,680
MWB Group Holdings PLC (A)(B)	15,166	942
N. Brown Group PLC	58,390	86,526
NAHL Group PLC	7,962	10,582
National Express Group PLC	133,869	690,887
NCC Group PLC	57,088	137,861
Non-Standard Finance PLC (D)	25,137	21,437
Norcros PLC	11,189	29,975
Northgate PLC	53,073	261,692
Ocado Group PLC (A)	104,166	1,106,470
On the Beach Group PLC (D)	30,538	163,040
OneSavings Bank PLC	60,172	266,309
Ophir Energy PLC (A)	194,659	82,789
Oxford Instruments PLC	15,653	188,820
Pagegroup PLC	96,985	617,130
Paragon Banking Group PLC	89,643	481,326
Park Group PLC	10,000	9,883
PayPoint PLC	19,163	215,994
Pendragon PLC	406,050	126,321
Pennon Group PLC	165,107	1,520,679
Petrofac, Ltd.	69,941	455,405
Pets at Home Group PLC	88,370	144,739
Phoenix Group Holdings	137,483	1,053,264
Photo-Me International PLC	68,328	94,893
Polypipe Group PLC	66,408	290,254
Porvair PLC	6,686	36,297
Premier Foods PLC (A)	298,095	136,774
Premier Oil PLC (A)	241,696	218,267
Provident Financial PLC (A)	20,024	155,297
PZ Cussons PLC	98,679	291,803
QinetiQ Group PLC	192,530	731,339
Quilter PLC (D)	151,672	225,035
R.E.A. Holdings PLC (A)	2,867	9,487
Rank Group PLC	42,436	86,158
Rathbone Brothers PLC	15,126	468,251
Reach PLC	104,184	82,841
Redde PLC	5,383	11,935
Redrow PLC	70,152	419,972
Renewi PLC	216,355	111,646
Renishaw PLC	10,988	601,737
Renold PLC (A)	36,501	15,165
Revolution Bars Group PLC	9,512	12,956
Ricardo PLC	15,814	145,160
80	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Rightmove PLC	237,078	$1,325,158
River & Mercantile Group PLC	4,888	17,981
RM PLC	12,019	29,899
Robert Walters PLC	13,691	88,919
Rotork PLC	241,632	809,440
RPC Group PLC	122,530	1,121,766
RPS Group PLC	65,260	129,253
Saga PLC	181,152	260,219
Savills PLC	43,893	407,632
SDL PLC	25,855	152,936
Senior PLC	142,357	436,882
Severfield PLC	89,306	85,168
SIG PLC	241,537	331,640
Sirius Minerals PLC (A)	100,705	29,395
Soco International PLC	54,822	51,013
Softcat PLC	42,880	329,717
Spectris PLC	30,333	928,751
Speedy Hire PLC	212,934	155,591
Spirax-Sarco Engineering PLC	4,073	319,464
Spire Healthcare Group PLC (D)	20,191	31,995
Spirent Communications PLC	185,761	307,375
Sportech PLC (A)	21,102	9,786
Sports Direct International PLC (A)	55,678	206,214
SSP Group PLC	123,599	989,429
St. Modwen Properties PLC	69,713	340,556
Staffline Group PLC	1,063	17,854
Stagecoach Group PLC	153,287	307,017
Stallergenes Greer PLC (A)	1,143	44,119
SThree PLC	31,746	116,098
Stobart Group, Ltd.	86,954	219,239
Stock Spirits Group PLC	36,003	87,765
Stolt-Nielsen, Ltd.	8,345	100,743
STV Group PLC	2,900	13,151
Superdry PLC	13,239	130,761
Synthomer PLC	95,944	497,346
TalkTalk Telecom Group PLC	193,141	312,754
Tate & Lyle PLC	143,260	1,313,061
Ted Baker PLC	7,617	177,443
Telecom Plus PLC	18,587	323,964
Telit Communications PLC (A)	15,917	28,509
The Go-Ahead Group PLC	14,390	316,506
The Gym Group PLC (D)	42,437	151,185
The Restaurant Group PLC (C)	62,469	114,968
The Vitec Group PLC	7,528	117,111
The Weir Group PLC	328	6,194
Thomas Cook Group PLC	415,078	160,210
Topps Tiles PLC	52,481	43,637
TORM PLC (A)	1,425	10,334
TP ICAP PLC	144,158	572,345
Travis Perkins PLC	55,822	786,870
Trifast PLC	23,116	60,234
TT Electronics PLC	49,695	133,033
Tullow Oil PLC (A)	414,221	977,453
Tyman PLC	5,087	16,810
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	81

	Shares	Value
United Kingdom (continued)
U & I Group PLC	40,978	$114,312
Ultra Electronics Holdings PLC	25,302	466,479
Urban & Civic PLC	8,440	31,199
Vectura Group PLC (A)	205,735	192,198
Vesuvius PLC	86,796	585,683
Victrex PLC	26,739	838,053
Volex PLC (A)	21,791	24,950
Volution Group PLC	3,878	8,402
Vp PLC	2,803	34,922
WH Smith PLC	29,820	726,327
William Hill PLC	251,466	520,207
Wilmington PLC	8,311	19,246
Wincanton PLC	43,520	140,221
Xaar PLC	22,542	44,561
Zeal Network SE	1,756	39,489
United States 0.6%		3,257,532
Alacer Gold Corp. (A)	113,939	177,514
Argonaut Gold, Inc. (A)	64,122	58,878
BNK Petroleum, Inc. (A)	33,500	8,699
Burford Capital, Ltd.	8,683	168,146
CME Group, Inc.	3,598	683,908
Cott Corp.	39,019	579,419
Cott Corp. (New York Stock Exchange)	3,270	48,560
Energy Fuels, Inc. (A)	20,569	67,498
Epsilon Energy, Ltd. (A)	19,200	41,763
Invesque, Inc.	11,900	80,206
Maxar Technologies, Ltd.	13,754	227,637
OneMarket, Ltd. (A)	22,960	13,250
Ormat Technologies, Inc.	0	16
PureTech Health PLC (A)	19,758	44,677
REC Silicon ASA (A)(C)	613,296	48,648
Reliance Worldwide Corp., Ltd.	99,294	345,098
Sims Metal Management, Ltd.	50,835	399,364
Sundance Energy Australia, Ltd. (A)	2,207,581	82,678

Tahoe Resources, Inc. (A)	51,329	181,573
Preferred securities 0.3%		$1,754,891
(Cost $1,512,402)
Germany 0.3%		1,754,891
Biotest AG	4,108	108,642
Draegerwerk AG & Company KGaA	2,670	145,942
FUCHS PETROLUB SE	11,572	479,802
Jungheinrich AG	13,146	439,385
Sartorius AG	963	122,848
Sixt SE	4,655	317,637

STO SE & Company KGaA	684	69,320
Villeroy & Boch AG	4,296	71,315
Rights 0.0%		$52,861
(Cost $69,496)
Akatsuki Corp. (Expiration Date: 12-29-18; Strike Price: JPY 200.00) (A)	6,800	3,444
Black Pearl Digital AG (Expiration Date: 12-11-18; Strike Price: EUR 27.50) (A)	5,329	4,525
Realia Business SA (Expiration Date: 12-17-18; Strike Price: EUR 0.85) (A)	53,191	1,204
The Restaurant Group PLC (Expiration Date: 12-14-18; Strike Price: GBP 1.09) (A)	90,225	43,688
82	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value

Warrants 0.0%		$5,245
(Cost $0)
Anoto Group AB (Expiration Date: 4-6-23; Strike Price: SEK 4.00) (A)	2,373	326
Ezion Holdings, Ltd. (Expiration Date: 4-6-23; Strike Price: SGD 0.28) (A)(C)	260,891	4,717
Tervita Corp. (Expiration Date: 7-19-20; Strike Price: CAD 18.75) (A)	671	202

	Yield (%)	Shares	Value
Securities lending collateral 4.2%			$24,662,302
(Cost $24,663,111)
John Hancock Collateral Trust (E)	2.3749(F)	2,465,589	24,662,302
Total investments (Cost $560,119,076) 101.4%			$592,877,767
Other assets and liabilities, net (1.4%)			(8,227,770)
Total net assets 100.0%			$584,649,997

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $23,211,441.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 11-30-18.
The fund had the following sector composition as a percentage of net assets on 11-30-18:
Industrials	24.1%
Consumer discretionary	13.3%
Financials	13.0%
Materials	10.5%
Information technology	8.1%
Consumer staples	5.8%
Communication services	5.3%
Health care	5.0%
Real estate	4.5%
Energy	4.3%
Utilities	3.3%
Short-term investments and other	2.8%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	83

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	48	Long	Dec 2018	$4,547,672	$4,359,120	$(188,552)
						$(188,552)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to Fund's investments regarding investment transactions and other derivatives information.
84	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2018, by major security category or type:

	Total value at 11-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$38,707,736	$455,854	$38,137,801	$114,081
Austria	7,526,009	—	7,526,009	—
Belgium	9,039,883	—	9,039,883	—
Bermuda	1,246,432	—	1,246,432	—
Canada	45,830,450	45,377,867	437,174	15,409
China	470,625	—	470,625	—
Colombia	31,984	31,984	—	—
Denmark	11,859,485	—	11,859,485	—
Faeroe Islands	15,916	—	15,916	—
Finland	14,167,023	—	14,167,023	—
France	23,288,123	—	23,288,123	—
Gabon	32,752	—	32,752	—
Georgia	326,632	—	326,632	—
Germany	33,242,326	—	33,242,326	—
Gibraltar	162,515	—	162,515	—
Greece	84	—	—	84
Greenland	1,759	—	1,759	—
Guernsey, Channel Islands	38,707	—	38,707	—

       85

	Total value at 11-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Hong Kong	16,199,287	10,319	15,947,801	241,167
Ireland	2,972,779	—	2,972,779	—
Isle of Man	371,331	—	371,331	—
Israel	6,732,432	75,162	6,657,270	—
Italy	22,029,851	—	22,029,851	—
Japan	142,730,449	—	142,730,449	—
Jersey, Channel Islands	445,879	1,517	444,362	—
Jordan	651,726	—	651,726	—
Liechtenstein	356,855	—	356,855	—
Luxembourg	1,838,581	—	1,838,581	—
Macau	128,296	—	128,296	—
Malaysia	246,811	—	246,811	—
Malta	393,256	—	393,256	—
Monaco	273,509	203,970	69,539	—
Mongolia	32,125	—	32,125	—
Netherlands	14,841,386	—	14,841,386	—
New Zealand	4,630,081	—	4,630,081	—
Norway	5,288,170	—	5,288,170	—
Peru	184,474	—	184,474	—
Philippines	15,791	—	15,791	—
Portugal	2,941,305	—	2,941,305	—
Russia	47,005	—	47,005	—
Russian Federation	144,822	—	144,822	—
Singapore	6,398,809	—	6,351,492	47,317
South Africa	169,472	558	168,914	—
Spain	14,261,766	—	14,261,766	—
Sweden	18,389,324	—	18,389,324	—
Switzerland	28,638,369	—	28,638,369	—
United Arab Emirates	86,404	—	86,404	—
United Kingdom	85,716,150	—	85,676,503	39,647
United States	3,257,532	2,155,671	1,101,861	—
Preferred securities	$1,754,891	—	$1,754,891	—
Rights	52,861	$44,892	7,969	—
Warrants	5,245	528	4,717	—
Securities lending collateral	24,662,302	24,662,302	—	—
Total investments in securities	$592,877,767	$73,020,624	$519,399,438	$457,705
Derivatives:
Liabilities
Futures	$(188,552)	$(188,552)	—	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended November 30, 2018, the fund used futures contracts to gain exposure to certain securities and substitute for securities purchased.

       86

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	3,189,168	1,827,326	(2,550,905)	2,465,589	—	—	($550)	($8,602)	$24,662,302

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       87

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	424Q1	11/18
This report is for the information of the shareholders of John Hancock International Small Company Fund.		1/19

John Hancock

New Opportunities Fund

Quarterly portfolio holdings 11/30/18

Fund’s investments
As of 11-30-18 (unaudited)
	Shares	Value
Common stocks 98.5%		$529,450,991
(Cost $484,424,545)
Communication services 1.4%		7,861,008
Diversified telecommunication services 0.1%
ATN International, Inc.	4,088	345,681
Cincinnati Bell, Inc. (A)	32	397
Consolidated Communications Holdings, Inc. (B)	4,731	65,099
Frontier Communications Corp. (B)	16,280	58,120
Iridium Communications, Inc. (A)	7,872	187,983
Entertainment 0.2%
AMC Entertainment Holdings, Inc., Class A (B)	8,076	110,237
Ballantyne Strong, Inc. (A)	1,790	4,207
Cinemark Holdings, Inc.	5,097	195,572
IMAX Corp. (A)	6,607	122,626
Lions Gate Entertainment Corp., Class A (B)	11,020	213,898
Lions Gate Entertainment Corp., Class B	14,129	254,746
Reading International, Inc., Class A (A)	4,950	75,587
The Marcus Corp.	3,767	159,947
Interactive media and services 0.2%
Cars.com, Inc. (A)	13,349	345,339
DHI Group, Inc. (A)	9,726	17,215
Liberty TripAdvisor Holdings, Inc., Class A (A)	12,503	237,932
The Meet Group, Inc. (A)	23,573	94,999
XO Group, Inc. (A)	4,301	148,385
Yelp, Inc. (A)	519	17,475
Media 0.7%
A.H. Belo Corp., Class A	4,469	20,200
Beasley Broadcast Group, Inc., Class A	447	2,298
Entercom Communications Corp., Class A	9,149	59,743
Entravision Communications Corp., Class A	12,577	40,624
Fluent, Inc. (A)	2,724	9,643
Gannett Company, Inc.	26,288	272,607
Gray Television, Inc. (A)	12,440	230,016
Hemisphere Media Group, Inc. (A)	4,664	64,690
John Wiley & Sons, Inc., Class A	3,754	207,559
Liberty Latin America, Ltd., Class A (A)	6,370	116,253
Liberty Latin America, Ltd., Class C (A)	11,179	206,700
Marchex, Inc., Class B	8,477	26,109
Media General, Inc. (A)(C)	5,000	480
Meredith Corp. (B)	8,505	486,996
New Media Investment Group, Inc.	12,367	163,244
News Corp., Class A	56,462	732,877
News Corp., Class B	14,628	196,015
Nexstar Media Group, Inc., Class A	4,955	409,481
Salem Media Group, Inc.	4,629	13,100
Scholastic Corp.	4,728	218,481
Sinclair Broadcast Group, Inc., Class A	4,289	134,889
TEGNA, Inc.	10,190	135,425
The EW Scripps Company, Class A	12,244	215,862
Townsquare Media Inc., Class A	2,297	14,241
Wireless telecommunication services 0.2%
Spok Holdings, Inc.	5,703	83,093
Telephone & Data Systems, Inc.	23,680	846,086
2	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Communication services (continued)
Wireless telecommunication services (continued)
United States Cellular Corp. (A)	5,350	$298,851
Consumer discretionary 12.6%		67,640,569
Auto components 1.5%
Adient PLC	9,231	218,590
American Axle & Manufacturing Holdings, Inc. (A)	25,609	318,832
BorgWarner, Inc.	12,200	482,876
Cooper Tire & Rubber Company	12,144	415,325
Cooper-Standard Holdings, Inc. (A)	3,478	254,311
Dana, Inc.	9,437	136,931
Fox Factory Holding Corp. (A)	57,242	3,646,888
Gentex Corp.	20,999	472,897
Gentherm, Inc. (A)	5,482	254,529
Horizon Global Corp. (A)	4,235	8,470
Modine Manufacturing Company (A)	11,129	145,233
Motorcar Parts of America, Inc. (A)	5,140	92,263
Shiloh Industries, Inc. (A)	5,848	46,609
Standard Motor Products, Inc.	5,221	274,990
Stoneridge, Inc. (A)	5,301	141,802
Strattec Security Corp.	683	20,859
Superior Industries International, Inc.	3,530	25,981
The Goodyear Tire & Rubber Company	40,873	946,619
Tower International, Inc.	4,371	122,913
VOXX International Corp. (A)	6,716	33,714
Automobiles 0.4%
Thor Industries, Inc.	27,132	1,839,821
Winnebago Industries, Inc.	6,297	157,614
Distributors 0.5%
Core-Mark Holding Company, Inc.	4,530	119,048
Pool Corp.	16,087	2,614,298
Weyco Group, Inc.	824	27,291
Diversified consumer services 1.7%
Adtalem Global Education, Inc. (A)	13,649	788,093
American Public Education, Inc. (A)	5,656	178,956
Ascent Capital Group, Inc., Class A (A)	1,985	1,965
Bridgepoint Education, Inc. (A)(B)	10,518	84,144
Career Education Corp. (A)	6,782	91,489
Carriage Services, Inc.	2,792	47,576
Graham Holdings Company, Class B	1,095	721,561
Grand Canyon Education, Inc. (A)	54,067	6,615,628
Houghton Mifflin Harcourt Company (A)	20,636	205,328
K12, Inc. (A)	11,381	271,551
Laureate Education, Inc., Class A (A)	2,951	43,527
Regis Corp. (A)	7,003	127,945
Universal Technical Institute, Inc. (A)	5,699	18,351
Hotels, restaurants and leisure 1.8%
Ark Restaurants Corp.	197	4,340
BBX Capital Corp.	11,228	75,452
Belmond, Ltd., Class A (A)	9,937	180,853
Biglari Holdings, Inc., Class A (A)	31	21,661
Biglari Holdings, Inc., Class B (A)	317	45,347
BJ's Restaurants, Inc.	1,904	103,425
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	3

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Bojangles', Inc. (A)	5,821	$93,660
Carrols Restaurant Group, Inc. (A)	6,927	76,336
Century Casinos, Inc. (A)	5,448	40,642
Chuy's Holdings, Inc. (A)	79,462	1,700,487
Dave & Buster's Entertainment, Inc.	54,322	3,088,749
Del Frisco's Restaurant Group, Inc. (A)	5,361	36,830
Del Taco Restaurants, Inc. (A)	10,355	110,902
El Pollo Loco Holdings, Inc. (A)	7,455	113,838
Eldorado Resorts, Inc. (A)	2,720	119,626
Extended Stay America, Inc.	20,498	373,064
Fiesta Restaurant Group, Inc. (A)	2,735	51,555
International Game Technology PLC (B)	14,440	248,512
J Alexander's Holdings, Inc. (A)	3,506	35,831
Luby's, Inc. (A)	6,731	10,231
Marriott Vacations Worldwide Corp.	5,381	436,937
Monarch Casino & Resort, Inc. (A)	1,250	50,000
Papa John's International, Inc. (B)	41,400	1,986,786
Playa Hotels & Resorts NV (A)	4,475	33,921
Potbelly Corp. (A)	6,037	61,457
RCI Hospitality Holdings, Inc.	2,292	57,346
Red Lion Hotels Corp. (A)	4,044	36,477
Red Robin Gourmet Burgers, Inc. (A)	3,142	108,996
Speedway Motorsports, Inc.	9,637	167,491
The Habit Restaurants, Inc., Class A (A)	2,441	30,513
Household durables 1.4%
Bassett Furniture Industries, Inc.	1,320	27,760
Cavco Industries, Inc. (A)	1,664	273,828
Century Communities, Inc. (A)	6,442	132,512
CSS Industries, Inc.	1,907	20,672
Emerson Radio Corp. (A)	6,514	9,380
Ethan Allen Interiors, Inc.	6,472	134,488
Flexsteel Industries, Inc.	1,332	33,060
Green Brick Partners, Inc. (A)	1,874	15,554
Hamilton Beach Brands Holding Company, Class A	1,357	30,736
Helen of Troy, Ltd. (A)	3,160	451,975
Hooker Furniture Corp.	2,702	81,411
KB Home	6,251	131,959
La-Z-Boy, Inc.	10,691	312,498
Libbey, Inc.	4,880	29,329
Lifetime Brands, Inc.	962	11,486
M/I Homes, Inc. (A)	2,518	59,274
MDC Holdings, Inc.	10,144	298,741
Meritage Homes Corp. (A)	4,328	165,546
PulteGroup, Inc.	32,242	855,058
Skyline Champion Corp.	705	15,877
Taylor Morrison Home Corp., Class A (A)	18,578	314,154
The New Home Company, Inc. (A)	7,847	57,362
Toll Brothers, Inc.	31,553	1,040,302
TopBuild Corp. (A)	8,080	411,676
TRI Pointe Group, Inc. (A)	33,580	419,078
Tupperware Brands Corp.	54,925	2,084,953
Universal Electronics, Inc. (A)	1,808	62,340
William Lyon Homes, Class A (A)	6,087	75,661
4	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Household durables (continued)
ZAGG, Inc. (A)	6,430	$64,622
Internet and direct marketing retail 1.1%
1-800-Flowers.com, Inc., Class A (A)	9,141	114,354
FTD Companies, Inc. (A)	6,423	13,617
Lands' End, Inc. (A)(B)	864	18,343
Liberty Expedia Holdings, Inc., Series A (A)	10,848	454,640
Liquidity Services, Inc. (A)	6,901	44,718
Quotient Technology, Inc. (A)	300,300	3,690,687
Stitch Fix, Inc., Class A (A)	64,100	1,751,853
Leisure products 0.2%
Acushnet Holdings Corp.	9,104	208,026
American Outdoor Brands Corp. (A)	2,788	33,958
Callaway Golf Company	21,696	371,652
JAKKS Pacific, Inc. (A)(B)	3,041	6,994
Johnson Outdoors, Inc., Class A	535	38,146
Nautilus, Inc. (A)	5,065	65,389
Vista Outdoor, Inc. (A)	9,714	110,740
Multiline retail 0.1%
Big Lots, Inc.	1,474	64,207
Dillard's, Inc., Class A (B)	6,101	423,348
Fred's, Inc., Class A (A)	1,382	4,035
J.C. Penney Company, Inc. (A)(B)	40,520	57,944
Tuesday Morning Corp. (A)(B)	10,364	25,392
Specialty retail 3.1%
Aaron's, Inc.	9,312	435,802
Abercrombie & Fitch Company, Class A	14,123	295,312
American Eagle Outfitters, Inc.	34,076	713,211
America's Car-Mart, Inc. (A)	2,586	191,907
Ascena Retail Group, Inc. (A)	26,215	79,169
At Home Group, Inc. (A)	1,067	30,410
AutoNation, Inc. (A)	19,954	740,892
Barnes & Noble Education, Inc. (A)	12,606	84,082
Barnes & Noble, Inc.	11,216	84,905
Bed Bath & Beyond, Inc.	17,862	230,063
Big 5 Sporting Goods Corp. (B)	5,096	18,804
Boot Barn Holdings, Inc. (A)	5,273	119,381
Build-A-Bear Workshop, Inc. (A)	3,383	20,636
Caleres, Inc.	10,226	309,132
Camping World Holdings, Inc., Class A (B)	95,800	1,807,746
Chico's FAS, Inc.	23,767	128,342
Citi Trends, Inc.	3,147	64,514
Conn's, Inc. (A)	3,027	84,484
Destination Maternity Corp. (A)	3,213	14,105
Dick's Sporting Goods, Inc.	10,907	392,434
DSW, Inc., Class A	14,835	411,523
Express, Inc. (A)	19,715	123,022
Five Below, Inc. (A)	41,812	4,381,479
Foot Locker, Inc.	11,325	638,730
Francesca's Holdings Corp. (A)(B)	6,007	11,954
GameStop Corp., Class A (B)	19,067	260,455
Genesco, Inc. (A)	5,442	227,258
Group 1 Automotive, Inc.	2,943	165,397
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	5

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
Guess?, Inc.	17,586	$418,547
Haverty Furniture Companies, Inc.	3,731	76,448
Hibbett Sports, Inc. (A)(B)	5,518	85,474
Kirkland's, Inc. (A)	3,512	38,105
Lithia Motors, Inc., Class A	18,774	1,555,614
MarineMax, Inc. (A)	4,644	98,592
Monro, Inc.	2,552	207,529
Murphy USA, Inc. (A)	346	28,033
Office Depot, Inc.	72,335	233,642
Penske Automotive Group, Inc.	13,688	596,797
Pier 1 Imports, Inc.	22,118	31,850
RTW RetailWinds, Inc. (A)(B)	2,900	9,715
Sears Hometown and Outlet Stores, Inc. (A)(B)	5,170	10,909
Shoe Carnival, Inc.	1,826	69,260
Signet Jewelers, Ltd.	9,949	524,312
Sonic Automotive, Inc., Class A	4,036	63,728
Stage Stores, Inc.	3,629	5,589
The Cato Corp., Class A	3,464	52,341
Tile Shop Holdings, Inc.	2,488	14,704
Tilly's, Inc., Class A	2,881	33,160
TravelCenters of America LLC (A)	9,249	42,638
Urban Outfitters, Inc. (A)	12,343	470,145
Vitamin Shoppe, Inc. (A)	6,405	49,959
Zumiez, Inc. (A)	4,435	87,458
Textiles, apparel and luxury goods 0.8%
Culp, Inc.	1,922	39,382
Deckers Outdoor Corp. (A)	4,636	617,701
Delta Apparel, Inc. (A)	522	9,918
Fossil Group, Inc. (A)(B)	9,662	186,766
G-III Apparel Group, Ltd. (A)	11,383	456,231
Lakeland Industries, Inc. (A)	700	9,275
Movado Group, Inc.	2,782	104,714
Oxford Industries, Inc.	30,489	2,451,011
Rocky Brands, Inc.	1,741	45,074
Superior Group of Companies, Inc.	640	11,763
Unifi, Inc. (A)	3,710	103,027
Vera Bradley, Inc. (A)	9,128	100,591
Consumer staples 2.9%		15,774,742
Beverages 0.0%
Craft Brew Alliance, Inc. (A)	5,110	82,169
Food and staples retailing 1.5%
Casey's General Stores, Inc.	1,752	226,831
Ingles Markets, Inc., Class A	2,301	66,936
Natural Grocers by Vitamin Cottage, Inc. (A)	5,628	106,538
Performance Food Group Company (A)	61,677	2,125,389
PriceSmart, Inc.	23,665	1,582,952
Smart & Final Stores, Inc. (A)	333,196	2,112,463
SpartanNash Company	5,433	101,869
The Andersons, Inc.	6,535	216,047
The Chefs' Warehouse, Inc. (A)	4,944	188,416
United Natural Foods, Inc. (A)	11,667	252,124
US Foods Holding Corp. (A)	28,369	941,283
6	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer staples (continued)
Food and staples retailing (continued)
Village Super Market, Inc., Class A	3,115	$85,008
Weis Markets, Inc.	6,029	276,128
Food products 1.1%
Alico, Inc.	490	16,195
Cal-Maine Foods, Inc.	2,523	117,875
Darling Ingredients, Inc. (A)	32,598	713,244
Dean Foods Company	17,233	86,854
Farmer Brothers Company (A)	3,051	74,292
Fresh Del Monte Produce, Inc.	7,541	253,755
Hostess Brands, Inc. (A)	11,928	138,961
Ingredion, Inc.	3,947	412,304
John B. Sanfilippo & Son, Inc.	1,267	78,833
Landec Corp. (A)	4,288	66,078
Limoneira Company	1,516	36,596
Pilgrim's Pride Corp. (A)	3,967	78,705
Post Holdings, Inc. (A)	9,347	904,322
Sanderson Farms, Inc.	16,210	1,834,324
Seaboard Corp.	117	435,474
Seneca Foods Corp., Class A (A)	2,016	67,476
TreeHouse Foods, Inc. (A)	8,610	452,886
Household products 0.1%
Central Garden & Pet Company (A)	2,475	83,779
Central Garden & Pet Company, Class A (A)	7,164	222,800
Oil-Dri Corp. of America	855	25,128
Orchids Paper Products Company (A)	1,525	2,577
Spectrum Brands Holdings, Inc.	744	36,739
Personal products 0.2%
CCA Industries, Inc. (A)	300	705
Coty, Inc., Class A	75,089	626,242
Edgewell Personal Care Company (A)	4,444	185,759
Inter Parfums, Inc.	2,346	144,912
Mannatech, Inc.	83	1,606
Natural Alternatives International, Inc. (A)	1,588	15,944
Nature's Sunshine Products, Inc. (A)	603	5,548
Tobacco 0.0%
Pyxus International, Inc. (A)(B)	2,000	28,580
Universal Corp.	4,134	262,096
Energy 7.3%		39,113,794
Energy equipment and services 4.2%
Archrock, Inc.	7,529	76,796
Basic Energy Services, Inc. (A)	6,367	39,985
Bristow Group, Inc. (A)(B)	10,620	41,630
C&J Energy Services, Inc. (A)	570	9,793
CARBO Ceramics, Inc. (A)	883	4,044
Dawson Geophysical Company (A)	5,257	19,556
Diamond Offshore Drilling, Inc. (A)(B)	7,714	97,196
Dril-Quip, Inc. (A)	71,084	2,790,758
Ensco PLC, Class A (B)	68,515	388,480
Era Group, Inc. (A)	6,242	62,795
Exterran Corp. (A)	6,677	150,233
Forum Energy Technologies, Inc. (A)	19,898	133,118
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	7

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
Frank's International NV (A)	622,828	$4,577,786
Geospace Technologies Corp. (A)	2,589	40,259
Gulf Island Fabrication, Inc. (A)	4,932	38,963
Helix Energy Solutions Group, Inc. (A)	33,628	275,750
Helmerich & Payne, Inc.	43,538	2,638,403
Hornbeck Offshore Services, Inc. (A)	3,837	11,473
Independence Contract Drilling, Inc. (A)	3,895	13,165
Keane Group, Inc. (A)	1,491	16,580
KLX Energy Services Holdings, Inc. (A)	4,784	96,589
Matrix Service Company (A)	6,259	127,934
McDermott International, Inc. (A)	31,173	271,517
Mitcham Industries, Inc. (A)	2,782	9,848
Nabors Industries, Ltd.	49,626	160,292
Natural Gas Services Group, Inc. (A)	45,653	900,734
Newpark Resources, Inc. (A)	157,943	1,214,582
Noble Corp. PLC (A)	55,271	230,480
Nordic American Offshore, Ltd.	18	9
Oceaneering International, Inc. (A)	121,218	2,035,250
Oil States International, Inc. (A)	66,456	1,489,944
Parker Drilling Company (A)	1,883	2,467
Patterson-UTI Energy, Inc.	34,870	483,996
PHI, Inc., Non-Voting Shares (A)	2,950	10,414
Pioneer Energy Services Corp. (A)	22,654	57,315
ProPetro Holding Corp. (A)	2,500	40,550
RigNet, Inc. (A)	1,542	28,034
Rowan Companies PLC, Class A (A)	25,947	359,625
RPC, Inc. (B)	195,093	2,551,816
SEACOR Holdings, Inc. (A)	2,696	111,992
SEACOR Marine Holdings, Inc. (A)	2,710	48,753
Smart Sand, Inc. (A)(B)	1,435	4,678
Superior Energy Services, Inc. (A)	30,445	165,925
TETRA Technologies, Inc. (A)	23,335	54,137
Tidewater, Inc. (A)	391	9,298
Transocean, Ltd. (A)(B)	39,547	366,996
U.S. Silica Holdings, Inc. (B)	10,029	142,312
Unit Corp. (A)	12,164	253,011
Oil, gas and consumable fuels 3.1%
Abraxas Petroleum Corp. (A)	521,700	850,371
Adams Resources & Energy, Inc.	139	5,630
Alta Mesa Resources, Inc., Class A (A)(B)	3,577	5,473
Antero Resources Corp. (A)	54,699	718,198
Approach Resources, Inc. (A)(B)	10,446	13,789
Arch Coal, Inc., Class A (B)	3,918	318,416
Ardmore Shipping Corp. (A)	2,870	16,904
Bonanza Creek Energy, Inc. (A)	2,851	75,637
Callon Petroleum Company (A)	40,817	348,985
Centennial Resource Development, Inc., Class A (A)	21,849	339,096
Cimarex Energy Company	4,202	344,480
Clean Energy Fuels Corp. (A)	44,635	99,536
Cloud Peak Energy, Inc. (A)	19,153	16,041
CNX Resources Corp. (A)	39,748	550,112
CONSOL Energy, Inc. (A)	4,968	170,700
Contango Oil & Gas Company (A)	6,165	24,968
8	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
CVR Energy, Inc.	2,288	$86,349
Delek US Holdings, Inc.	14,368	571,703
Denbury Resources, Inc. (A)(B)	47,850	108,141
DHT Holdings, Inc.	4,313	19,495
Dorian LPG, Ltd. (A)	14,044	98,729
Earthstone Energy, Inc., Class A (A)	1,313	9,020
Eclipse Resources Corp. (A)(B)	57,236	64,104
EnLink Midstream LLC	17,535	200,425
EP Energy Corp., Class A (A)	28,220	31,042
Extraction Oil & Gas, Inc. (A)	12,901	73,536
GasLog, Ltd.	8,051	167,139
Green Plains, Inc.	6,351	103,204
Gulfport Energy Corp. (A)	33,631	286,536
Halcon Resources Corp. (A)(B)	28,788	80,606
Hallador Energy Company	2,552	14,700
HighPoint Resources Corp. (A)	24,524	79,948
International Seaways, Inc. (A)	7,557	145,699
Laredo Petroleum, Inc. (A)	7,895	34,501
Matador Resources Company (A)	122,740	2,798,472
Midstates Petroleum Company, Inc. (A)	1,511	12,556
Murphy Oil Corp.	29,748	948,961
NACCO Industries, Inc., Class A	1,238	43,466
Newfield Exploration Company (A)	6,837	115,887
Oasis Petroleum, Inc. (A)	43,795	312,696
Overseas Shipholding Group, Inc., Class A (A)	19,221	41,133
Pacific Ethanol, Inc. (A)	9,266	13,899
Panhandle Oil and Gas, Inc., Class A	59	974
Par Pacific Holdings, Inc. (A)	5,395	91,283
Parsley Energy, Inc., Class A (A)	28,929	582,341
PBF Energy, Inc., Class A	19,745	763,737
PDC Energy, Inc. (A)	10,574	358,882
Peabody Energy Corp.	15,436	480,677
Penn Virginia Corp. (A)	3,165	184,045
QEP Resources, Inc. (A)	43,591	350,036
Range Resources Corp.	32,813	477,429
Renewable Energy Group, Inc. (A)	10,226	275,591
REX American Resources Corp. (A)	702	48,852
Ring Energy, Inc. (A)	9,014	63,008
SandRidge Energy, Inc. (A)	3,085	30,233
Scorpio Tankers, Inc. (B)	56,535	117,027
SemGroup Corp., Class A	15,745	255,541
Ship Finance International, Ltd. (B)	3,011	39,083
SilverBow Resources, Inc. (A)	1,162	28,434
SM Energy Company	22,628	461,611
Southwestern Energy Company (A)	44,391	213,965
SRC Energy, Inc. (A)	44,746	258,184
Talos Energy, Inc. (A)	1,095	21,155
Teekay Tankers, Ltd., Class A	8,305	9,385
Whiting Petroleum Corp. (A)	11,675	353,402
WildHorse Resource Development Corp. (A)	2,508	46,348
World Fuel Services Corp.	12,259	316,160
WPX Energy, Inc. (A)	19,417	270,867
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	9

	Shares	Value
Financials 21.9%		$117,492,446
Banks 11.2%
1st Source Corp.	3,710	179,416
Access National Corp.	1,791	47,354
Allegiance Bancshares, Inc. (A)	1,918	72,750
American National Bankshares, Inc.	539	19,420
Ameris Bancorp	67,334	2,883,915
Arrow Financial Corp.	1,273	44,262
Associated Banc-Corp.	34,403	797,118
Atlantic Capital Bancshares, Inc. (A)	4,294	79,053
Banc of California, Inc.	9,419	162,007
BancFirst Corp.	5,246	292,832
BancorpSouth Bank	8,754	269,536
Bank of Commerce Holdings	3,052	36,929
Bank of Florida Corp. (A)(C)	2,087	0
Bank of Marin Bancorp	2,158	92,125
Bank OZK	11,143	301,975
BankUnited, Inc.	77,593	2,680,062
Banner Corp.	7,853	471,180
Bar Harbor Bankshares	2,084	53,621
BCB Bancorp, Inc.	1,400	16,394
Berkshire Hills Bancorp, Inc.	10,580	361,307
Blue Hills Bancorp, Inc.	7,267	172,519
BOK Financial Corp.	1,793	151,150
Boston Private Financial Holdings, Inc.	17,266	219,106
Bridge Bancorp, Inc.	2,589	76,427
Brookline Bancorp, Inc.	18,279	282,959
Bryn Mawr Bank Corp.	4,954	194,791
C&F Financial Corp.	568	29,865
Camden National Corp.	4,163	172,140
Capital City Bank Group, Inc.	3,796	102,188
Carolina Financial Corp.	3,873	133,076
CenterState Bank Corp.	5,179	129,527
Central Pacific Financial Corp.	5,713	160,193
Central Valley Community Bancorp	1,337	27,208
Century Bancorp, Inc., Class A	234	19,130
Chemical Financial Corp.	13,049	615,913
CIT Group, Inc.	20,436	948,843
Citizens & Northern Corp.	2,868	76,317
City Holding Company	2,119	162,591
Civista Bancshares, Inc.	509	10,847
CNB Financial Corp.	2,721	72,542
Columbia Banking System, Inc.	4,378	178,097
Community Bank System, Inc.	6,955	456,665
Community Trust Bancorp, Inc.	4,066	187,890
ConnectOne Bancorp, Inc.	7,577	152,601
Customers Bancorp, Inc. (A)	6,286	122,640
CVB Financial Corp.	7,809	181,481
Eagle Bancorp, Inc. (A)	6,324	364,515
Enterprise Bancorp, Inc.	213	7,280
Enterprise Financial Services Corp.	3,478	155,432
Equity Bancshares, Inc., Class A (A)	1,622	61,263
Farmers National Banc Corp.	7,522	105,458
FB Financial Corp.	2,194	84,798
FCB Financial Holdings, Inc., Class A (A)	5,997	237,721
10	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Fidelity Southern Corp.	8,015	$190,196
Financial Institutions, Inc.	5,394	162,252
First Bancorp (NC)	4,210	168,484
First BanCorp (PR)	49,299	446,156
First Bancorp, Inc.	1,814	51,572
First Busey Corp.	5,395	154,783
First Citizens BancShares, Inc., Class A	3,912	1,680,087
First Commonwealth Financial Corp.	23,176	323,073
First Community Bankshares, Inc.	4,892	170,095
First Financial Bancorp	18,311	511,243
First Financial Corp.	1,254	58,549
First Financial Northwest, Inc.	2,061	31,368
First Foundation, Inc. (A)	4,564	73,070
First Hawaiian, Inc.	2,325	60,497
First Horizon National Corp.	19,303	318,306
First Internet Bancorp	1,438	35,734
First Interstate BancSystem, Inc., Class A	8,054	349,785
First Merchants Corp.	6,536	274,773
First Mid-Illinois Bancshares, Inc.	1,032	38,215
First Midwest Bancorp, Inc.	15,733	371,141
Flushing Financial Corp.	7,110	166,161
FNB Corp.	59,843	733,675
Franklin Financial Network, Inc. (A)(B)	3,827	128,970
Fulton Financial Corp.	32,457	565,076
German American Bancorp, Inc.	2,197	69,293
Great Southern Bancorp, Inc.	3,601	195,462
Great Western Bancorp, Inc.	13,258	494,789
Green Bancorp, Inc.	4,776	97,144
Guaranty Bancorp	4,401	112,710
Hancock Whitney Corp.	15,955	641,710
Hanmi Financial Corp.	6,194	138,993
HarborOne Bancorp, Inc. (A)	13,957	247,458
Heartland Financial USA, Inc.	4,743	259,442
Heritage Commerce Corp.	9,672	138,213
Heritage Financial Corp.	5,674	198,420
Hilltop Holdings, Inc.	13,802	269,691
Home BancShares, Inc.	4,752	93,187
HomeTrust Bancshares, Inc.	5,077	131,951
Hope Bancorp, Inc.	106,309	1,615,897
Horizon Bancorp, Inc.	8,883	154,564
Howard Bancorp, Inc. (A)	775	12,323
IBERIABANK Corp.	9,962	744,660
Independent Bank Corp. (MA)	3,735	300,182
Independent Bank Corp. (MI)	2,100	48,258
Independent Bank Group, Inc.	6,453	369,241
International Bancshares Corp.	15,841	608,136
Investors Bancorp, Inc.	58,119	713,701
Lakeland Bancorp, Inc. (B)	9,636	159,283
LegacyTexas Financial Group, Inc.	9,070	352,007
Macatawa Bank Corp.	9,806	99,433
MB Financial, Inc.	10,622	487,337
MBT Financial Corp.	5,279	60,286
Mercantile Bank Corp.	4,054	129,485
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	11

	Shares	Value
Financials (continued)
Banks (continued)
Midland States Bancorp, Inc.	2,466	$63,993
MidSouth Bancorp, Inc.	729	9,637
MidWestOne Financial Group, Inc.	1,523	43,771
National Bank Holdings Corp., Class A	6,429	239,352
National Commerce Corp. (A)	2,223	91,899
NBT Bancorp, Inc.	8,019	312,500
Nicolet Bankshares, Inc. (A)	1,053	54,703
Northeast Bancorp	1,221	22,735
Northrim BanCorp, Inc.	1,302	47,484
OFG Bancorp	10,217	185,745
Old Line Bancshares, Inc.	390	11,833
Old National Bancorp	27,179	509,063
Old Second Bancorp, Inc.	3,314	48,616
Opus Bank	8,853	191,225
Pacific Mercantile Bancorp (A)	3,866	30,928
Pacific Premier Bancorp, Inc. (A)	6,036	186,331
PacWest Bancorp	24,101	969,824
Park National Corp.	1,289	123,267
Peapack Gladstone Financial Corp.	5,994	171,488
Peoples Bancorp, Inc.	4,661	162,669
People's United Financial, Inc.	72,029	1,214,409
People's Utah Bancorp	1,598	51,631
Pinnacle Financial Partners, Inc.	69,065	3,960,878
Popular, Inc.	85,702	4,833,593
Premier Financial Bancorp, Inc.	903	16,805
Prosperity Bancshares, Inc.	13,013	902,972
QCR Holdings, Inc.	1,243	45,805
Renasant Corp.	7,841	286,589
Republic Bancorp, Inc., Class A	29,506	1,276,725
S&T Bancorp, Inc.	8,305	351,052
Sandy Spring Bancorp, Inc.	5,612	202,144
Seacoast Banking Corp. of Florida (A)	7,094	205,726
Shore Bancshares, Inc.	2,964	47,424
Sierra Bancorp	3,854	109,454
Simmons First National Corp., Class A	15,062	442,823
South State Corp.	4,933	357,938
Southern First Bancshares, Inc. (A)	627	23,663
Southern National Bancorp of Virginia, Inc.	3,580	56,779
Southside Bancshares, Inc.	2,461	83,994
State Bank Financial Corp.	7,920	190,872
Sterling Bancorp	33,433	645,257
Synovus Financial Corp.	3,262	123,336
TCF Financial Corp.	133,260	2,997,017
Texas Capital Bancshares, Inc. (A)	28,963	1,727,933
The Bancorp, Inc. (A)	18,271	181,796
The First Bancshares, Inc.	752	26,485
The First of Long Island Corp.	2,347	50,742
TierOne Corp. (A)(C)	1,301	1
Tompkins Financial Corp.	2,856	233,535
Towne Bank	5,528	158,156
TriCo Bancshares	4,330	166,489
TriState Capital Holdings, Inc. (A)	8,357	209,844
Triumph Bancorp, Inc. (A)	3,766	144,162
12	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Trustmark Corp.	16,202	$523,973
Umpqua Holdings Corp.	41,890	805,964
Union Bankshares Corp.	10,459	370,249
United Bankshares, Inc.	13,090	473,465
United Community Banks, Inc.	13,366	345,511
Univest Corp. of Pennsylvania	6,800	173,400
Valley National Bancorp	34,872	377,315
Veritex Holdings, Inc. (A)	4,380	112,522
Washington Trust Bancorp, Inc.	1,814	95,416
WesBanco, Inc.	11,553	502,324
West Bancorporation, Inc.	1,800	36,900
Wintrust Financial Corp.	4,282	331,213
Capital markets 2.3%
Artisan Partners Asset Management, Inc., Class A	76,820	2,091,809
Blucora, Inc. (A)	11,765	364,244
BrightSphere Investment Group PLC	188,620	2,484,125
Cowen, Inc. (A)(B)	6,263	99,644
GAIN Capital Holdings, Inc.	11,270	82,835
GAMCO Investors, Inc., Class A	205	4,420
Houlihan Lokey, Inc.	46,394	1,962,466
INTL. FCStone, Inc. (A)	1,915	74,608
Invesco, Ltd.	38,650	786,528
Investment Technology Group, Inc.	4,951	149,174
Janus Henderson Group PLC	24,430	571,662
Legg Mason, Inc.	19,331	560,019
Oppenheimer Holdings, Inc., Class A	5,084	144,945
Piper Jaffray Companies	300	21,411
Pzena Investment Management, Inc., Class A	92,192	941,280
Stifel Financial Corp.	36,591	1,766,248
Virtus Investment Partners, Inc.	948	90,060
Waddell & Reed Financial, Inc., Class A (B)	15,185	309,167
Consumer finance 1.5%
Asta Funding, Inc.	290	1,221
Consumer Portfolio Services, Inc. (A)	5,992	21,691
Encore Capital Group, Inc. (A)(B)	57,467	1,607,927
Enova International, Inc. (A)	5,481	121,349
EZCORP, Inc., Class A (A)(B)	9,937	94,600
Green Dot Corp., Class A (A)	458	38,170
LendingClub Corp. (A)	22,870	78,444
Navient Corp.	54,891	631,247
Nelnet, Inc., Class A	7,366	401,079
Nicholas Financial, Inc. (A)	75	790
OneMain Holdings, Inc. (A)	24,278	710,617
PRA Group, Inc. (A)	10,369	316,462
Regional Management Corp. (A)	4,394	119,341
Santander Consumer USA Holdings, Inc.	39,326	764,891
SLM Corp. (A)	302,280	3,104,416
World Acceptance Corp. (A)	2,374	258,624
Diversified financial services 0.2%
Cannae Holdings, Inc. (A)	1,903	33,169
Marlin Business Services Corp.	2,737	69,520
NewStar Financial, Inc. (A)(C)	16,196	4,204
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	13

	Shares	Value
Financials (continued)
Diversified financial services (continued)
On Deck Capital, Inc. (A)	8,386	$65,746
Voya Financial, Inc.	15,255	685,712
Insurance 3.8%
Ambac Financial Group, Inc. (A)	10,041	175,517
American Equity Investment Life Holding Company	16,914	577,275
American National Insurance Company	4,122	526,008
AMERISAFE, Inc.	1,392	89,909
Argo Group International Holdings, Ltd.	6,422	445,173
Aspen Insurance Holdings, Ltd.	13,132	549,706
Assurant, Inc.	12,711	1,236,018
Assured Guaranty, Ltd.	24,142	985,476
Athene Holding, Ltd., Class A (A)	9,636	419,070
Atlas Financial Holdings, Inc. (A)	2,735	25,545
Axis Capital Holdings, Ltd.	2,567	142,083
CNO Financial Group, Inc.	15,751	288,243
Donegal Group, Inc., Class A	6,320	91,008
eHealth, Inc. (A)	507	19,530
EMC Insurance Group, Inc.	3,638	116,343
Employers Holdings, Inc.	5,979	268,756
Enstar Group, Ltd. (A)	2,968	522,873
FBL Financial Group, Inc., Class A	4,276	300,731
FedNat Holding Company	4,812	105,287
First American Financial Corp.	2,207	106,664
Genworth Financial, Inc., Class A (A)	24,551	114,408
Global Indemnity, Ltd.	2,891	99,046
Greenlight Capital Re, Ltd., Class A (A)(B)	194,056	2,055,053
Hallmark Financial Services, Inc. (A)	4,441	50,627
HCI Group, Inc. (B)	2,133	115,929
Heritage Insurance Holdings, Inc. (B)	186,235	2,989,072
Horace Mann Educators Corp.	9,493	382,378
Independence Holding Company	2,216	85,294
Investors Title Company	98	18,236
James River Group Holdings, Ltd.	1,652	62,875
Kemper Corp.	11,219	853,766
Maiden Holdings, Ltd.	18,564	46,967
MBIA, Inc. (A)	11,600	107,996
Mercury General Corp.	5,863	332,139
National General Holdings Corp.	14,858	394,480
National Western Life Group, Inc., Class A	504	154,829
Old Republic International Corp.	49,481	1,115,797
ProAssurance Corp.	4,492	196,435
Protective Insurance Corp., Class B	1,111	23,209
Reinsurance Group of America, Inc.	1,883	281,283
RenaissanceRe Holdings, Ltd.	932	123,593
Safety Insurance Group, Inc.	2,837	249,145
Selective Insurance Group, Inc.	3,469	230,238
State Auto Financial Corp.	9,546	334,110
Stewart Information Services Corp.	3,174	133,498
The Hanover Insurance Group, Inc.	4,894	561,391
The Navigators Group, Inc.	4,558	316,644
Third Point Reinsurance, Ltd. (A)	23,855	246,184
Tiptree, Inc.	5,585	30,606
United Fire Group, Inc.	3,131	168,667
14	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
United Insurance Holdings Corp.	5,210	$101,074
Universal Insurance Holdings, Inc.	2,373	104,151
Unum Group	27,942	1,003,397
White Mountains Insurance Group, Ltd.	147	136,526
Mortgage real estate investment trusts 0.8%
Anworth Mortgage Asset Corp.	508,600	2,283,614
Capstead Mortgage Corp.	277,400	2,144,302
Thrifts and mortgage finance 2.1%
BankFinancial Corp.	3,904	58,287
Beneficial Bancorp, Inc.	18,025	279,027
Capitol Federal Financial, Inc.	32,885	461,705
Dime Community Bancshares, Inc.	75,928	1,385,686
ESSA Bancorp, Inc.	589	9,453
Federal Agricultural Mortgage Corp., Class C	1,655	109,329
First Defiance Financial Corp.	4,830	136,109
Flagstar Bancorp, Inc. (A)	13,582	440,736
FS Bancorp, Inc.	206	9,859
Hingham Institution for Savings	102	22,664
Home Bancorp, Inc.	2,190	83,176
HomeStreet, Inc. (A)	70,198	1,868,671
Kearny Financial Corp.	26,199	346,875
Luther Burbank Corp.	154,000	1,601,600
Meridian Bancorp, Inc.	9,946	162,617
Meta Financial Group, Inc.	3,450	78,867
Mr. Cooper Group, Inc. (A)	6,585	99,631
New York Community Bancorp, Inc.	89,742	953,957
NMI Holdings, Inc., Class A (A)	11,338	221,545
Northfield Bancorp, Inc.	11,750	165,558
Northwest Bancshares, Inc.	12,662	227,030
OceanFirst Financial Corp.	8,647	222,833
Ocwen Financial Corp. (A)	1,811	3,821
Oritani Financial Corp.	13,875	216,311
Provident Financial Holdings, Inc.	768	13,478
Provident Financial Services, Inc.	15,537	398,990
Radian Group, Inc.	15,469	284,630
Riverview Bancorp, Inc.	5,611	45,674
SI Financial Group, Inc.	2,817	38,339
Territorial Bancorp, Inc.	1,321	36,790
Timberland Bancorp, Inc.	938	26,545
TrustCo Bank Corp.	22,326	176,152
United Community Financial Corp.	13,113	125,491
United Financial Bancorp, Inc.	12,680	207,698
Walker & Dunlop, Inc.	4,025	190,101
Washington Federal, Inc.	7,608	219,186
Waterstone Financial, Inc.	7,156	119,935
Western New England Bancorp, Inc.	7,462	74,098
WSFS Financial Corp.	5,364	225,663
Health care 12.8%		68,928,115
Biotechnology 2.8%
Abeona Therapeutics, Inc. (A)(B)	21,600	177,120
Achillion Pharmaceuticals, Inc. (A)	32,241	93,176
Acorda Therapeutics, Inc. (A)	11,993	245,017
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	15

	Shares	Value
Health care (continued)
Biotechnology (continued)
Adamas Pharmaceuticals, Inc. (A)	21,400	$219,136
Adverum Biotechnologies, Inc. (A)	13,501	48,469
Aimmune Therapeutics, Inc. (A)	97,769	2,322,014
AMAG Pharmaceuticals, Inc. (A)	25,854	466,665
Amicus Therapeutics, Inc. (A)	215,928	2,383,845
Aptevo Therapeutics, Inc. (A)	4,366	10,042
Aravive, Inc. (A)	937	5,172
Ardelyx, Inc. (A)	2,085	5,671
Biohaven Pharmaceutical Holding Company, Ltd. (A)	52,838	1,795,964
Calithera Biosciences, Inc. (A)	3,123	15,396
Catalyst Biosciences, Inc. (A)	910	9,719
Celldex Therapeutics, Inc. (A)	13,842	4,133
Chimerix, Inc. (A)	15,413	50,709
Concert Pharmaceuticals, Inc. (A)	1,726	24,734
Emergent BioSolutions, Inc. (A)	3,235	235,637
Five Prime Therapeutics, Inc. (A)	1,403	18,015
Global Blood Therapeutics, Inc. (A)	58,524	1,845,847
Heron Therapeutics, Inc. (A)	15,504	445,430
Immune Design Corp. (A)	2,878	4,605
Keryx Biopharmaceuticals, Inc. (A)	59,200	178,192
Merrimack Pharmaceuticals, Inc. (A)	4,165	18,201
Myriad Genetics, Inc. (A)	5,413	174,515
PDL BioPharma, Inc. (A)(B)	47,024	144,364
Portola Pharmaceuticals, Inc. (A)	70,854	1,548,160
Prothena Corp. PLC (A)	2,514	30,193
Ra Pharmaceuticals, Inc. (A)	2,517	39,693
Repligen Corp. (A)	1,604	103,731
Retrophin, Inc. (A)	75,181	1,844,942
Sierra Oncology, Inc. (A)	14,470	23,586
United Therapeutics Corp. (A)	4,381	517,396
Zafgen, Inc. (A)	3,703	18,663
Health care equipment and supplies 3.9%
AngioDynamics, Inc. (A)	8,363	179,721
Anika Therapeutics, Inc. (A)	2,273	78,305
AtriCure, Inc. (A)	80,649	2,700,935
Avanos Medical, Inc. (A)	9,875	471,136
Cardiovascular Systems, Inc. (A)	100,698	3,108,547
CONMED Corp.	5,155	350,334
CryoLife, Inc. (A)	6,984	211,755
Electromed, Inc. (A)	2,000	11,400
FONAR Corp. (A)	820	18,065
Globus Medical, Inc., Class A (A)	122,977	5,938,559
Haemonetics Corp. (A)	5,077	544,661
ICU Medical, Inc. (A)	15,348	3,691,041
Integer Holdings Corp. (A)	4,338	384,260
Invacare Corp.	10,063	55,347
Kewaunee Scientific Corp.	80	2,028
LivaNova PLC (A)	1,326	134,178
Merit Medical Systems, Inc. (A)	6,925	436,621
Natus Medical, Inc. (A)	2,624	92,837
Orthofix Medical, Inc. (A)	1,132	68,203
RTI Surgical, Inc. (A)	18,893	78,784
SeaSpine Holdings Corp. (A)	2,479	48,737
16	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Wright Medical Group NV (A)	88,649	$2,478,626
Health care providers and services 1.6%
Acadia Healthcare Company, Inc. (A)(B)	53,302	1,810,669
Aceto Corp.	4,865	7,881
Addus HomeCare Corp. (A)	4,695	348,463
Brookdale Senior Living, Inc. (A)	36,757	314,272
Civitas Solutions, Inc. (A)	2,870	39,836
Community Health Systems, Inc. (A)(B)	7,964	37,829
Cross Country Healthcare, Inc. (A)	6,620	60,043
Digirad Corp.	3,687	3,288
Diplomat Pharmacy, Inc. (A)	5,650	87,462
InfuSystem Holdings, Inc. (A)	5,153	17,675
LHC Group, Inc. (A)	29,306	3,073,320
Magellan Health, Inc. (A)	4,535	247,248
MedCath Corp. (A)(C)	4,104	2,052
MEDNAX, Inc. (A)	13,669	549,494
National HealthCare Corp.	3,473	289,822
Owens & Minor, Inc.	12,316	93,971
Patterson Companies, Inc.	1,820	46,173
Premier, Inc., Class A (A)	3,401	134,884
Quorum Health Corp. (A)	4,043	17,830
Select Medical Holdings Corp. (A)	28,308	548,609
Surgery Partners, Inc. (A)(B)	9,453	135,651
The Ensign Group, Inc.	5,399	244,953
The Providence Service Corp. (A)	3,120	220,927
Triple-S Management Corp., Class B (A)	3,548	67,696
Health care technology 0.9%
Allscripts Healthcare Solutions, Inc. (A)	37,260	380,425
Evolent Health, Inc., Class A (A)(B)	8,759	225,106
HealthStream, Inc.	4,427	109,081
HMS Holdings Corp. (A)	9,305	332,561
Medidata Solutions, Inc. (A)	49,453	3,818,266
NextGen Healthcare, Inc. (A)	6,984	122,569
Life sciences tools and services 1.1%
Bruker Corp.	48,631	1,611,631
Harvard Bioscience, Inc. (A)	7,918	31,276
Luminex Corp.	10,178	298,928
Syneos Health, Inc. (A)	81,049	4,191,854
Pharmaceuticals 2.5%
Amneal Pharmaceuticals, Inc. (A)(B)	139,582	2,471,997
Amphastar Pharmaceuticals, Inc. (A)	9,442	205,080
Assertio Therapeutics, Inc. (A)	9,680	48,255
Catalent, Inc. (A)	89,996	3,568,341
Collegium Pharmaceutical, Inc. (A)(B)	23,300	447,127
Cumberland Pharmaceuticals, Inc. (A)	631	3,956
Dova Pharmaceuticals, Inc. (A)	84,878	1,264,682
Endo International PLC (A)	25,650	308,570
GW Pharmaceuticals PLC, ADR (A)	13,300	1,636,166
Horizon Pharma PLC (A)	18,202	363,676
Mallinckrodt PLC (A)	17,763	422,582
Melinta Therapeutics, Inc. (A)	3,194	6,771
Neos Therapeutics, Inc. (A)	27,800	54,488
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	17

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Otonomy, Inc. (A)	10,415	$23,434
Prestige Consumer Healthcare, Inc. (A)	6,167	239,403
Taro Pharmaceutical Industries, Ltd. (A)	388	41,873
Tetraphase Pharmaceuticals, Inc. (A)	4,983	8,920
Zogenix, Inc. (A)	52,052	2,138,817
Industrials 19.6%		105,155,297
Aerospace and defense 1.5%
AAR Corp.	79,575	3,476,632
Aerovironment, Inc. (A)	3,769	288,705
Arotech Corp. (A)	2,211	6,124
Astronics Corp. (A)	403	13,081
Astronics Corp., Class B (A)	60	1,921
CPI Aerostructures, Inc. (A)	1,951	13,637
Cubic Corp.	34,149	2,089,577
Ducommun, Inc. (A)	3,210	125,928
Engility Holdings, Inc. (A)	4,506	140,903
Esterline Technologies Corp. (A)	6,456	766,521
Mercury Systems, Inc. (A)	6,307	326,766
Moog, Inc., Class A	4,966	434,277
National Presto Industries, Inc.	1,152	148,009
SIFCO Industries, Inc. (A)	400	1,896
Sparton Corp. (A)	1,001	14,374
The KeyW Holding Corp. (A)	10,060	98,286
Triumph Group, Inc.	6,465	108,677
Vectrus, Inc. (A)	2,461	59,630
Wesco Aircraft Holdings, Inc. (A)	20,541	195,550
Air freight and logistics 0.2%
Air Transport Services Group, Inc. (A)	6,252	115,850
Atlas Air Worldwide Holdings, Inc. (A)	4,648	247,506
Echo Global Logistics, Inc. (A)	6,101	154,782
Forward Air Corp.	2,549	166,399
Hub Group, Inc., Class A (A)	7,136	317,124
Radiant Logistics, Inc. (A)	11,599	63,099
Airlines 1.5%
Alaska Air Group, Inc.	17,465	1,279,486
Allegiant Travel Company	28,277	3,800,712
Copa Holdings SA, Class A	1,951	165,894
Hawaiian Holdings, Inc.	6,205	249,069
JetBlue Airways Corp. (A)	60,839	1,187,577
SkyWest, Inc.	8,443	486,992
Spirit Airlines, Inc. (A)(B)	12,096	775,596
Building products 1.5%
Alpha Pro Tech, Ltd. (A)	4,132	15,495
American Woodmark Corp. (A)	53,807	3,599,150
Apogee Enterprises, Inc.	33,598	1,224,647
Armstrong Flooring, Inc. (A)	6,632	103,724
CSW Industrials, Inc. (A)	2,127	112,667
Gibraltar Industries, Inc. (A)	5,923	214,176
Griffon Corp.	6,903	83,940
Insteel Industries, Inc.	3,280	90,331
JELD-WEN Holding, Inc. (A)	45,246	862,389
Masonite International Corp. (A)	3,345	179,526
18	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials (continued)
Building products (continued)
Owens Corning	11,095	$578,604
Quanex Building Products Corp.	7,897	124,694
Simpson Manufacturing Company, Inc.	5,929	346,847
Universal Forest Products, Inc.	13,017	360,050
USG Corp.	6,162	265,212
Commercial services and supplies 2.2%
ABM Industries, Inc.	13,711	434,364
ACCO Brands Corp.	25,103	203,836
Acme United Corp.	300	4,800
Advanced Disposal Services, Inc. (A)	7,453	200,858
AMREP Corp. (A)	120	823
ARC Document Solutions, Inc. (A)	18,059	43,522
Brady Corp., Class A	6,683	291,111
CECO Environmental Corp. (A)	7,708	64,053
Civeo Corp. (A)	37,150	62,784
Clean Harbors, Inc. (A)	7,244	467,455
Deluxe Corp.	1,607	80,912
Ennis, Inc.	4,732	92,416
Essendant, Inc.	8,722	110,246
Healthcare Services Group, Inc.	45,575	2,151,140
Heritage-Crystal Clean, Inc. (A)	5,154	144,364
HNI Corp.	2,277	87,778
Hudson Technologies, Inc. (A)(B)	7,240	7,892
LSC Communications, Inc.	5,821	58,326
Matthews International Corp., Class A	2,518	106,083
McGrath RentCorp	5,512	294,506
Mobile Mini, Inc.	7,082	286,254
Multi-Color Corp.	1,563	69,397
NL Industries, Inc. (A)	5,369	22,765
PICO Holdings, Inc. (A)	5,367	52,328
Quad/Graphics, Inc.	2,458	40,262
Ritchie Brothers Auctioneers, Inc.	95,150	3,309,317
SP Plus Corp. (A)	5,544	168,039
Steelcase, Inc., Class A	11,762	190,544
Team, Inc. (A)(B)	100,464	1,678,753
Tetra Tech, Inc.	9,448	575,950
Viad Corp.	4,281	215,548
Virco Manufacturing Corp.	700	3,073
VSE Corp.	2,544	74,107
Construction and engineering 1.7%
AECOM (A)	32,304	1,038,897
Aegion Corp. (A)	3,300	63,030
Arcosa, Inc. (A)	11,163	305,196
Argan, Inc.	2,178	94,678
Dycom Industries, Inc. (A)	47,443	3,143,573
EMCOR Group, Inc.	3,713	270,529
Granite Construction, Inc.	9,788	495,566
Great Lakes Dredge & Dock Corp. (A)	12,708	94,166
Jacobs Engineering Group, Inc.	13,271	871,507
KBR, Inc.	19,898	369,506
MasTec, Inc. (A)	9,715	438,049
MYR Group, Inc. (A)	3,816	119,441
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	19

	Shares	Value
Industrials (continued)
Construction and engineering (continued)
Northwest Pipe Company (A)	3,747	$88,392
NV5 Global, Inc. (A)	1,255	92,104
Orion Group Holdings, Inc. (A)	9,419	41,067
Primoris Services Corp.	10,662	257,487
Quanta Services, Inc. (A)	29,835	1,047,209
Sterling Construction Company, Inc. (A)	5,962	76,731
The Goldfield Corp. (A)	10,094	23,418
Tutor Perini Corp. (A)	11,436	212,824
Valmont Industries, Inc.	1,104	144,116
Electrical equipment 1.3%
Acuity Brands, Inc.	11,324	1,472,346
AZZ, Inc.	6,658	317,853
Broadwind Energy, Inc. (A)	3,229	5,618
Encore Wire Corp.	4,077	203,687
FuelCell Energy, Inc. (A)(B)	4,647	3,274
LSI Industries, Inc.	5,767	25,432
nVent Electric PLC	4,324	108,186
Powell Industries, Inc.	72,751	2,223,998
Preformed Line Products Company	1,172	75,196
Regal Beloit Corp.	8,269	646,470
Sunrun, Inc. (A)	799	11,705
Thermon Group Holdings, Inc. (A)	90,002	2,033,145
Ultralife Corp. (A)	3,715	27,268
Industrial conglomerates 0.0%
Carlisle Companies, Inc.	1,214	128,101
Machinery 3.6%
Actuant Corp., Class A	8,004	204,902
AGCO Corp.	9,976	595,368
Alamo Group, Inc.	3,001	248,513
Albany International Corp., Class A	2,812	203,476
American Railcar Industries, Inc.	3,956	277,988
ARC Group Worldwide, Inc. (A)	4,288	5,789
Astec Industries, Inc.	5,866	209,240
Barnes Group, Inc.	6,299	378,255
Briggs & Stratton Corp.	4,656	69,468
Chart Industries, Inc. (A)	7,453	473,713
CIRCOR International, Inc. (A)	3,781	125,151
Colfax Corp. (A)	20,232	504,586
Columbus McKinnon Corp.	4,693	163,316
Commercial Vehicle Group, Inc. (A)	2,321	16,201
DMC Global, Inc.	1,340	48,776
EnPro Industries, Inc.	1,363	95,928
ESCO Technologies, Inc.	6,035	424,140
Federal Signal Corp.	12,553	294,493
Franklin Electric Company, Inc.	5,913	267,563
FreightCar America, Inc. (A)	2,894	27,609
Gencor Industries, Inc. (A)	2,851	32,302
Graham Corp.	2,074	51,684
Hurco Companies, Inc.	1,523	58,194
Hyster-Yale Materials Handling, Inc.	3,075	201,320
ITT, Inc.	12,921	716,469
John Bean Technologies Corp.	26,859	2,216,942
20	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials (continued)
Machinery (continued)
Kennametal, Inc.	3,830	$160,171
LB Foster Company, Class A (A)	3,584	69,350
Lydall, Inc. (A)	1,633	36,138
Milacron Holdings Corp. (A)	6,459	92,041
Miller Industries, Inc.	1,559	43,746
Mueller Industries, Inc.	859	20,461
NN, Inc.	6,386	45,851
Oshkosh Corp.	306	21,827
Park-Ohio Holdings Corp.	3,122	112,579
Perma-Pipe International Holdings, Inc. (A)	780	6,770
REV Group, Inc. (B)	1,607	19,605
Rexnord Corp. (A)	5,657	160,150
Snap-on, Inc.	1,602	266,316
Spartan Motors, Inc.	202,144	1,627,259
SPX FLOW, Inc. (A)	4,776	179,243
Sun Hydraulics Corp.	40,134	1,672,785
Terex Corp.	4,319	142,786
The Eastern Company	481	13,131
The Greenbrier Companies, Inc.	1,739	85,054
The Manitowoc Company, Inc. (A)	8,253	162,997
The Timken Company	9,712	389,937
Titan International, Inc.	269,934	1,757,270
TriMas Corp. (A)	3,804	110,430
Trinity Industries, Inc.	33,489	798,043
Twin Disc, Inc. (A)	2,590	45,196
Wabash National Corp.	13,255	205,983
Watts Water Technologies, Inc., Class A	2,987	220,321
Woodward, Inc.	34,133	2,856,249
Marine 0.3%
Costamare, Inc.	26,369	139,756
Eagle Bulk Shipping, Inc. (A)	2,471	11,564
Kirby Corp. (A)	10,837	827,297
Matson, Inc.	8,022	315,666
Scorpio Bulkers, Inc.	24,679	150,789
Professional services 2.3%
Acacia Research Corp. (A)	5,327	16,940
ASGN, Inc. (A)	4,889	338,563
CBIZ, Inc. (A)	9,216	194,365
CRA International, Inc.	2,047	99,791
Exponent, Inc.	75,889	3,818,734
Forrester Research, Inc.	56,985	2,663,479
Franklin Covey Company (A)	576	13,645
FTI Consulting, Inc. (A)	7,156	502,709
GP Strategies Corp. (A)	2,847	37,694
Heidrick & Struggles International, Inc.	5,958	218,420
Hill International, Inc. (A)	4,471	14,620
Huron Consulting Group, Inc. (A)	5,510	306,742
ICF International, Inc.	4,397	307,922
InnerWorkings, Inc. (A)	13,835	58,384
Kelly Services, Inc., Class A	5,734	131,423
Korn/Ferry International	11,441	560,266
ManpowerGroup, Inc.	5,788	469,870
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	21

	Shares	Value
Industrials (continued)
Professional services (continued)
Mistras Group, Inc. (A)	3,943	$67,780
Navigant Consulting, Inc.	10,842	277,772
RCM Technologies, Inc.	100	393
Red Violet, Inc. (A)	363	2,541
Resources Connection, Inc.	8,503	143,191
TrueBlue, Inc. (A)	6,939	175,210
Volt Information Sciences, Inc. (A)	619	1,609
WageWorks, Inc. (A)	51,799	1,726,461
Road and rail 1.2%
AMERCO	2,574	891,762
ArcBest Corp.	4,781	192,483
Covenant Transportation Group, Inc., Class A (A)	3,007	68,499
Genesee & Wyoming, Inc., Class A (A)	9,633	802,236
Heartland Express, Inc.	2,776	57,602
Hertz Global Holdings, Inc. (A)	8,974	167,904
Knight-Swift Transportation Holdings, Inc. (B)	63,649	2,206,074
Marten Transport, Ltd.	10,189	198,482
P.A.M. Transportation Services, Inc. (A)	629	32,494
Patriot Transportation Holding, Inc. (A)	22	432
Ryder System, Inc.	10,657	602,866
Saia, Inc. (A)	4,831	291,358
Schneider National, Inc., Class B	7,248	161,848
USA Truck, Inc. (A)	2,845	58,351
Werner Enterprises, Inc.	16,797	568,746
Trading companies and distributors 2.2%
Air Lease Corp.	25,539	992,446
Aircastle, Ltd.	17,910	334,022
Beacon Roofing Supply, Inc. (A)	7,540	262,844
BMC Stock Holdings, Inc. (A)	6,389	108,677
CAI International, Inc. (A)	4,598	112,697
DXP Enterprises, Inc. (A)	2,908	105,357
GATX Corp.	8,253	689,208
GMS, Inc. (A)	7,373	138,539
Herc Holdings, Inc. (A)	141	5,029
Houston Wire & Cable Company (A)	3,838	23,412
Huttig Building Products, Inc. (A)	5,749	15,465
Kaman Corp.	5,529	313,881
Lawson Products, Inc. (A)	1,231	37,915
MRC Global, Inc. (A)	7,505	118,054
MSC Industrial Direct Company, Inc., Class A	800	70,872
Nexeo Solutions, Inc. (A)	1,437	13,982
NOW, Inc. (A)	18,549	250,226
Rush Enterprises, Inc., Class A	4,429	168,745
Rush Enterprises, Inc., Class B	7,059	273,113
SiteOne Landscape Supply, Inc. (A)	49,370	3,043,167
Textainer Group Holdings, Ltd. (A)	1,374	15,320
Titan Machinery, Inc. (A)	216,752	3,799,663
Transcat, Inc. (A)	551	11,422
Triton International, Ltd.	11,674	397,850
Univar, Inc. (A)	4,216	91,319
Veritiv Corp. (A)	3,711	112,629
WESCO International, Inc. (A)	9,257	494,416
22	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials (continued)
Trading companies and distributors (continued)
Willis Lease Finance Corp. (A)	281	$10,352
Transportation infrastructure 0.1%
Macquarie Infrastructure Corp.	8,908	371,464
Information technology 14.2%		76,462,760
Communications equipment 1.1%
ADTRAN, Inc.	18,738	233,288
Applied Optoelectronics, Inc. (A)(B)	73,100	1,505,129
ARRIS International PLC (A)	27,019	834,887
BK Technologies, Inc.	877	3,184
Black Box Corp. (A)	3,990	4,309
Calix, Inc. (A)	11,252	108,582
Ciena Corp. (A)	4,077	132,992
Clearfield, Inc. (A)	1,400	17,276
CommScope Holding Company, Inc. (A)	1,934	35,005
Communications Systems, Inc.	1,201	2,762
Comtech Telecommunications Corp.	6,558	167,491
Digi International, Inc. (A)	8,862	104,926
EchoStar Corp., Class A (A)	9,827	411,162
Finisar Corp. (A)	23,606	551,200
Harmonic, Inc. (A)	22,959	129,030
Infinera Corp. (A)	18,286	78,813
InterDigital, Inc.	4,359	328,058
KVH Industries, Inc. (A)	4,329	48,788
Lumentum Holdings, Inc. (A)	668	29,706
NETGEAR, Inc. (A)	7,162	396,775
NetScout Systems, Inc. (A)	17,620	471,864
Network-1 Technologies, Inc.	3,000	7,590
Optical Cable Corp. (A)	100	446
Ribbon Communications, Inc. (A)	7,474	39,911
TESSCO Technologies, Inc.	1,368	16,608
Viavi Solutions, Inc. (A)	8,218	83,331
Electronic equipment, instruments and components 3.6%
ADDvantage Technologies Group, Inc. (A)	471	626
Anixter International, Inc. (A)	7,703	492,684
Arrow Electronics, Inc. (A)	19,689	1,515,462
Avnet, Inc.	26,252	1,150,363
AVX Corp.	33,861	558,368
Bel Fuse, Inc., Class B	2,788	62,758
Belden, Inc.	4,294	239,519
Benchmark Electronics, Inc.	5,221	124,469
Coherent, Inc. (A)	647	89,390
CTS Corp.	3,537	102,608
Daktronics, Inc.	10,214	91,415
Electro Scientific Industries, Inc. (A)	7,267	213,650
ePlus, Inc. (A)	1,976	161,538
Fabrinet (A)	8,022	423,000
FARO Technologies, Inc. (A)	3,814	189,632
Flex, Ltd. (A)	40,554	354,848
II-VI, Inc. (A)	11,651	435,980
Insight Enterprises, Inc. (A)	3,585	159,819
Jabil, Inc.	36,327	907,085
KEMET Corp.	7,514	153,887
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	23

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Key Tronic Corp. (A)	1,300	$8,840
Kimball Electronics, Inc. (A)	7,326	129,231
Knowles Corp. (A)	19,304	294,193
Luna Innovations, Inc. (A)	1,900	6,517
Methode Electronics, Inc.	1,838	55,691
MTS Systems Corp. (B)	54,851	2,822,084
Napco Security Technologies, Inc. (A)	2,368	39,167
OSI Systems, Inc. (A)	1,622	117,433
PAR Technology Corp. (A)	3,623	71,989
Park Electrochemical Corp.	4,708	83,849
PC Connection, Inc.	4,089	128,149
PCM, Inc. (A)	2,932	55,561
Plexus Corp. (A)	7,200	439,488
RF Industries, Ltd.	33	288
Richardson Electronics, Ltd.	1,362	9,779
Rogers Corp. (A)	38,532	4,957,527
Sanmina Corp. (A)	14,021	379,128
ScanSource, Inc. (A)	6,103	232,158
SYNNEX Corp.	8,366	675,471
Tech Data Corp. (A)	6,796	611,300
TTM Technologies, Inc. (A)	23,232	276,228
Vishay Intertechnology, Inc.	28,733	599,083
Vishay Precision Group, Inc. (A)	1,509	51,200
IT services 2.1%
CACI International, Inc., Class A (A)	2,915	480,713
Cardtronics PLC, Class A (A)	4,020	130,409
Conduent, Inc. (A)	15,136	194,044
EPAM Systems, Inc. (A)	37,358	4,865,880
ExlService Holdings, Inc. (A)	28,926	1,676,551
Limelight Networks, Inc. (A)	1,035	3,405
LiveRamp Holdings, Inc. (A)	18,328	866,914
Luxoft Holding, Inc. (A)	377	12,449
ManTech International Corp., Class A	6,122	344,669
MAXIMUS, Inc.	24,992	1,777,431
Perficient, Inc. (A)	8,312	210,377
Perspecta, Inc.	2,280	48,131
PRGX Global, Inc. (A)	5,022	46,855
Steel Connect, Inc. (A)	5,824	9,726
Sykes Enterprises, Inc. (A)	9,924	274,101
Virtusa Corp. (A)	1,983	87,906
Semiconductors and semiconductor equipment 2.8%
Advanced Energy Industries, Inc. (A)	954	44,876
Alpha & Omega Semiconductor, Ltd. (A)	2,175	23,969
Amkor Technology, Inc. (A)	56,269	385,443
Amtech Systems, Inc. (A)	5,338	29,359
Axcelis Technologies, Inc. (A)	7,709	153,563
AXT, Inc. (A)(B)	12,819	70,633
Brooks Automation, Inc.	9,297	282,257
Cabot Microelectronics Corp.	25,147	2,702,800
CEVA, Inc. (A)	1,010	26,250
Cirrus Logic, Inc. (A)	4,902	183,531
Cohu, Inc.	7,254	142,178
24	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
CyberOptics Corp. (A)	1,507	$30,577
Diodes, Inc. (A)	11,658	406,048
DSP Group, Inc. (A)	3,161	38,785
First Solar, Inc. (A)	9,587	426,142
FormFactor, Inc. (A)	12,721	209,769
GSI Technology, Inc. (A)	5,171	29,371
Ichor Holdings, Ltd. (A)(B)	1,885	34,307
inTEST Corp. (A)	3,449	23,971
Kulicke & Soffa Industries, Inc.	7,283	157,313
MACOM Technology Solutions Holdings, Inc. (A)(B)	65,684	1,167,205
MaxLinear, Inc. (A)	1,293	26,377
MKS Instruments, Inc.	6,330	496,652
Nanometrics, Inc. (A)	4,430	142,292
NeoPhotonics Corp. (A)(B)	9,309	71,679
ON Semiconductor Corp. (A)	24,709	473,919
PDF Solutions, Inc. (A)	5,059	46,796
Photronics, Inc. (A)	13,551	131,445
Power Integrations, Inc.	41,074	2,602,449
Rambus, Inc. (A)	16,137	140,715
Rudolph Technologies, Inc. (A)	7,289	154,673
Silicon Laboratories, Inc. (A)	43,278	3,824,477
Synaptics, Inc. (A)	3,943	151,648
Ultra Clean Holdings, Inc. (A)	8,161	76,713
Veeco Instruments, Inc. (A)	10,158	88,984
Xperi Corp.	3,065	43,217
Software 4.4%
Agilysys, Inc. (A)	5,560	91,684
Apptio, Inc., Class A (A)	52,030	1,985,465
Aware, Inc. (A)	2,100	7,665
Blackbaud, Inc.	25,564	1,872,563
Bottomline Technologies, Inc. (A)	36,148	1,990,670
HubSpot, Inc. (A)	26,797	3,725,587
LogMeIn, Inc.	4,901	452,019
MicroStrategy, Inc., Class A (A)	27,318	3,541,506
Mimecast, Ltd. (A)	87,643	3,262,949
Monotype Imaging Holdings, Inc.	2,820	48,645
OneSpan, Inc. (A)	6,377	108,218
Paylocity Holding Corp. (A)	49,013	3,287,792
Rapid7, Inc. (A)	96,006	3,052,991
Seachange International, Inc. (A)	4,794	8,054
Synchronoss Technologies, Inc. (A)	3,161	19,598
The Rubicon Project, Inc. (A)	7,487	33,317
TiVo Corp.	19,395	192,011
Verint Systems, Inc. (A)	4,900	222,607
Technology hardware, storage and peripherals 0.2%
Cray, Inc. (A)	5,194	136,135
Electronics For Imaging, Inc. (A)	10,653	294,875
Intevac, Inc. (A)	3,303	15,590
Stratasys, Ltd. (A)(B)	3,294	70,459
Super Micro Computer, Inc. (A)	10,289	153,306
Xerox Corp.	22,457	604,542
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	25

	Shares	Value
Materials 4.2%		$22,448,529
Chemicals 2.1%
AdvanSix, Inc. (A)	1,151	33,045
AgroFresh Solutions, Inc. (A)(B)	7,989	33,634
American Vanguard Corp.	6,557	109,633
Ashland Global Holdings, Inc.	10,845	888,097
Balchem Corp.	39,510	3,425,517
Flotek Industries, Inc. (A)	10,969	15,247
FutureFuel Corp.	9,798	169,211
Hawkins, Inc.	3,031	126,514
HB Fuller Company	7,538	363,633
Huntsman Corp.	32,296	653,025
Innophos Holdings, Inc.	3,396	94,205
Innospec, Inc.	5,438	400,998
Intrepid Potash, Inc. (A)	43,384	144,035
Kraton Corp. (A)	7,347	192,491
Kronos Worldwide, Inc.	932	11,529
LSB Industries, Inc. (A)	5,634	43,213
Minerals Technologies, Inc.	5,480	308,414
Olin Corp.	16,895	363,749
Platform Specialty Products Corp. (A)	61,161	719,865
PolyOne Corp.	79,603	2,676,253
PQ Group Holdings, Inc. (A)	747	11,466
Rayonier Advanced Materials, Inc.	671	9,897
Stepan Company	4,985	402,888
Trecora Resources (A)	5,669	52,722
Tredegar Corp.	4,557	75,920
Tronox, Ltd., Class A	7,352	77,784
Construction materials 0.0%
Summit Materials, Inc., Class A (A)	6,054	87,783
U.S. Concrete, Inc. (A)(B)	437	17,187
United States Lime & Minerals, Inc.	659	49,214
Containers and packaging 0.3%
Graphic Packaging Holding Company	37,217	446,232
Greif, Inc., Class A	6,030	309,158
Owens-Illinois, Inc. (A)	4,031	74,130
Sonoco Products Company	7,106	408,879
UFP Technologies, Inc. (A)	238	8,637
Metals and mining 1.4%
Alcoa Corp. (A)	20,971	667,088
Allegheny Technologies, Inc. (A)(B)	9,596	251,991
Ampco-Pittsburgh Corp. (A)	2,828	12,160
Carpenter Technology Corp.	10,227	440,579
Century Aluminum Company (A)	5,919	53,153
Coeur Mining, Inc. (A)	15,355	60,652
Commercial Metals Company	21,141	407,387
Ferroglobe PLC	8,069	17,832
Friedman Industries, Inc.	1,405	11,352
Gold Resource Corp.	6,906	26,381
Haynes International, Inc.	70,131	2,312,219
Hecla Mining Company	80,940	192,637
Kaiser Aluminum Corp.	367	35,867
Materion Corp.	4,726	249,911
Nexa Resources SA (A)	764	9,550
26	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Olympic Steel, Inc.	2,536	$46,561
Reliance Steel & Aluminum Company	14,013	1,127,346
Schnitzer Steel Industries, Inc., Class A	6,195	173,522
SunCoke Energy, Inc. (A)	14,332	139,880
Synalloy Corp.	380	6,122
TimkenSteel Corp. (A)	13,111	144,745
United States Steel Corp.	27,940	644,296
Universal Stainless & Alloy Products, Inc. (A)	1,778	34,795
Worthington Industries, Inc.	8,584	355,549
Paper and forest products 0.4%
Boise Cascade Company	6,957	184,917
Clearwater Paper Corp. (A)	3,581	110,331
Domtar Corp.	13,539	590,030
Louisiana-Pacific Corp.	17,773	406,291
Mercer International, Inc.	15,000	183,600
PH Glatfelter Company	5,630	71,783
Resolute Forest Products, Inc. (A)	19,668	215,758
Schweitzer-Mauduit International, Inc.	6,217	177,247
Verso Corp., Class A (A)	11,213	282,792
Real estate 1.5%		8,062,211
Equity real estate investment trusts 1.2%
Alexander & Baldwin, Inc. (A)	4,021	83,355
Cedar Realty Trust, Inc.	290,200	1,041,818
CorePoint Lodging, Inc.	764	10,749
QTS Realty Trust, Inc., Class A	70,464	2,860,134
STAG Industrial, Inc.	100,863	2,702,120
Real estate management and development 0.3%
Consolidated-Tomoka Land Company	751	43,573
Forestar Group, Inc. (A)	869	13,939
FRP Holdings, Inc. (A)	390	18,260
Kennedy-Wilson Holdings, Inc.	12,532	245,502
Rafael Holdings, Inc., Class B (A)	2,221	18,434
RE/MAX Holdings, Inc., Class A	4,025	132,704
Realogy Holdings Corp. (B)	17,010	327,613
Tejon Ranch Company (A)	5,805	104,896
The Howard Hughes Corp. (A)	3,499	387,549
The St. Joe Company (A)	4,771	71,565
Utilities 0.1%		511,520
Independent power and renewable electricity producers 0.1%
Ormat Technologies, Inc.	6,321	354,545
TerraForm Power, Inc., Class A	13,650	156,975

	Yield (%)	Shares	Value
Securities lending collateral 3.9%			$20,785,831
(Cost $20,785,739)
John Hancock Collateral Trust (D)	2.3749(E)	2,078,043	20,785,831
Short-term investments 1.2%			$6,329,157
(Cost $6,329,157)
Money market funds 1.2%			6,329,157
State Street Institutional Treasury Money Market Fund, Premier Class	2.1791(E)	6,329,157	6,329,157

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	27

Total investments (Cost $511,539,441) 103.6%	$556,565,979
Other assets and liabilities, net (3.6%)	(19,306,676)
Total net assets 100.0%	$537,259,303

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $20,101,902.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 11-30-18.
28	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2018, by major security category or type:

	Total value at 11-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$7,861,008	$7,860,528	—	$480
Consumer discretionary	67,640,569	67,640,569	—	—
Consumer staples	15,774,742	15,774,742	—	—
Energy	39,113,794	39,113,794	—	—
Financials	117,492,446	117,488,241	—	4,205
Health care	68,928,115	68,926,063	—	2,052
Industrials	105,155,297	105,155,297	—	—
Information technology	76,462,760	76,462,760	—	—
Materials	22,448,529	22,448,529	—	—
Real estate	8,062,211	8,062,211	—	—
Utilities	511,520	511,520	—	—
Securities lending collateral	20,785,831	20,785,831	—	—
Short-term investments	6,329,157	6,329,157	—	—
Total investments in securities	$556,565,979	$556,559,242	—	$6,737

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	6,244,344	3,994,662	(8,160,963)	2,078,043	—	—	($1,860)	($11,414)	$20,785,831

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       29

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	452Q1	11/18
This report is for the information of the shareholders of John Hancock New Opportunities Fund.		1/19

John Hancock

Redwood Fund

Quarterly portfolio holdings 11/30/18

Fund’s investments
As of 11-30-18 (unaudited)
	Shares	Value
Common stocks 92.7%		$86,783,348
(Cost $84,007,410)
Communication services 10.2%		9,522,938
Diversified telecommunication services 1.8%
AT&T, Inc. (A)	53,813	1,681,118
Entertainment 3.7%
The Walt Disney Company (A)	12,500	1,443,625
Twenty-First Century Fox, Inc., Class A (A)	40,200	1,988,694
Media 4.7%
Comcast Corp., Class A (A)	75,800	2,956,958
Liberty Global PLC, Series C (A)(B)	59,800	1,452,543
Consumer discretionary 15.2%		14,258,519
Auto components 2.9%
Lear Corp. (A)	20,000	2,725,000
Hotels, restaurants and leisure 3.7%
Las Vegas Sands Corp. (A)	40,800	2,241,552
Wyndham Hotels & Resorts, Inc. (A)	23,400	1,173,042
Household durables 1.1%
Toll Brothers, Inc. (A)	30,500	1,005,585
Internet and direct marketing retail 1.4%
Booking Holdings, Inc. (A)(B)	700	1,324,316
Multiline retail 1.7%
Macy's, Inc. (A)	47,700	1,632,294
Specialty retail 4.4%
Dick's Sporting Goods, Inc. (A)	59,400	2,137,212
Lowe's Companies, Inc. (A)	21,400	2,019,518
Consumer staples 4.3%		4,013,595
Food and staples retailing 4.3%
The Kroger Company (A)	59,100	1,752,906
Walgreens Boots Alliance, Inc. (A)	26,700	2,260,689
Energy 8.4%		7,820,835
Oil, gas and consumable fuels 8.4%
Cimarex Energy Company (A)	12,700	1,041,146
Diamondback Energy, Inc. (A)	32,800	3,620,464
Marathon Petroleum Corp. (A)	14,100	918,756
Parsley Energy, Inc., Class A (A)(B)	111,300	2,240,469
Financials 32.9%		30,831,152
Banks 18.5%
Bank of America Corp. (A)	122,100	3,467,640
Citigroup, Inc. (A)	145,900	9,452,861
KeyCorp (A)	154,100	2,826,194
Wells Fargo & Company (A)	29,200	1,584,976
Capital markets 9.6%
Legg Mason, Inc. (A)	104,000	3,012,880
TD Ameritrade Holding Corp. (A)	46,800	2,518,308
The Goldman Sachs Group, Inc. (A)	17,900	3,413,351
Consumer finance 3.4%
American Express Company (A)	18,600	2,088,222
Capital One Financial Corp. (A)	12,400	1,112,032
2	JOHN HANCOCK REDWOOD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance 1.4%
Everest Re Group, Ltd. (A)	6,100	$1,354,688
Health care 2.8%		2,663,584
Biotechnology 1.1%
Gilead Sciences, Inc. (A)	15,000	1,079,100
Health care providers and services 0.0%
HCA Healthcare, Inc. (A)	200	28,798
Pharmaceuticals 1.7%
Bristol-Myers Squibb Company (A)	29,100	1,555,686
Industrials 6.2%		5,767,450
Airlines 6.2%
Delta Air Lines, Inc. (A)	95,000	5,767,450
Information technology 12.1%		11,335,750
Semiconductors and semiconductor equipment 1.4%
Intel Corp. (A)	25,500	1,257,405
Software 2.6%
Nuance Communications, Inc. (A)(B)	154,300	2,467,257
Technology hardware, storage and peripherals 8.1%
Apple, Inc. (A)	23,800	4,250,204
HP, Inc. (A)	49,600	1,140,800
NetApp, Inc. (A)	33,200	2,220,084
Materials 0.6%		569,525
Containers and packaging 0.6%
Graphic Packaging Holding Company (A)	47,500	569,525

	Yield (%)	Shares	Value
Short-term investments 20.9%			$19,621,333
(Cost $19,621,333)
Money market funds 20.9%			19,621,333
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.1426(C)	19,621,333	19,621,333

Total investments (Cost $103,628,743) 113.6%	$106,404,681
Other assets and liabilities, net (13.6%)	(12,744,020)
Total net assets 100.0%	$93,660,661

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	A portion of this security is segregated as collateral for options. Total collateral value at 11-30-18 was $88,690,928.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 11-30-18.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REDWOOD FUND	3

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	American Express Company	USD	77.50	Jan 2019	186	18,600	$330,507	$(632,865)
Exchange-traded	Apple, Inc.	USD	175.00	Jun 2019	60	6,000	257,881	(110,250)
Exchange-traded	Apple, Inc.	USD	180.00	Jun 2019	43	4,300	184,816	(67,618)
Exchange-traded	Apple, Inc.	USD	150.00	Jul 2019	52	5,200	190,968	(185,380)
Exchange-traded	Apple, Inc.	USD	165.00	Jul 2019	83	8,300	219,130	(209,160)
Exchange-traded	AT&T, Inc.	USD	28.00	Jan 2019	98	9,800	43,116	(33,320)
Exchange-traded	AT&T, Inc.	USD	28.00	Apr 2019	440	44,000	143,863	(170,500)
Exchange-traded	Bank of America Corp.	USD	22.00	Jan 2019	295	29,500	174,718	(189,538)
Exchange-traded	Bank of America Corp.	USD	25.00	Jan 2019	770	77,000	544,647	(273,350)
Exchange-traded	Bank of America Corp.	USD	27.00	Feb 2019	156	15,600	72,378	(34,164)
Exchange-traded	Booking Holdings, Inc.	USD	1,660.00	Jan 2019	7	700	192,547	(171,395)
Exchange-traded	Bristol-Myers Squibb Company	USD	55.00	Jan 2019	291	29,100	214,454	(32,010)
Exchange-traded	Capital One Financial Corp.	USD	72.50	Jan 2019	124	12,400	232,737	(222,270)
Exchange-traded	Cimarex Energy Company	USD	75.00	Mar 2019	127	12,700	224,676	(144,780)
Exchange-traded	Citigroup, Inc.	USD	65.00	Mar 2019	192	19,200	207,422	(68,640)
Exchange-traded	Citigroup, Inc.	USD	62.50	Jun 2019	700	70,000	843,465	(448,000)
Exchange-traded	Citigroup, Inc.	USD	65.00	Jun 2019	567	56,700	695,680	(283,500)
Exchange-traded	Comcast Corp.	USD	33.75	Jan 2019	367	36,700	288,808	(200,933)
Exchange-traded	Comcast Corp.	USD	32.50	Apr 2019	391	39,100	237,320	(277,610)
Exchange-traded	Delta Air Lines, Inc.	USD	45.00	Jan 2019	550	55,000	694,061	(880,000)
Exchange-traded	Delta Air Lines, Inc.	USD	47.00	Jan 2019	400	40,000	589,014	(565,000)
Exchange-traded	Diamondback Energy, Inc.	USD	100.00	Jan 2019	228	22,800	646,819	(315,780)
Exchange-traded	Diamondback Energy, Inc.	USD	85.00	Sep 2019	100	10,000	318,363	(324,000)
Exchange-traded	Dick's Sporting Goods, Inc.	USD	27.00	Jan 2019	300	30,000	239,087	(273,000)
Exchange-traded	Dick's Sporting Goods, Inc.	USD	29.00	Jan 2019	294	29,400	291,928	(213,150)
Exchange-traded	Everest Re Group, Ltd.	USD	195.00	Apr 2019	61	6,100	184,033	(193,675)
Exchange-traded	Gilead Sciences, Inc.	USD	70.00	Jan 2019	150	15,000	217,789	(57,750)
Exchange-traded	Graphic Packaging Holdings Company	USD	12.50	Mar 2019	475	47,500	116,185	(22,563)
Exchange-traded	HCA Healthcare, Inc.	USD	80.00	Jan 2019	2	200	4,594	(12,820)
Exchange-traded	HP, Inc.	USD	20.00	Jan 2019	496	49,600	221,192	(153,760)
Exchange-traded	Intel Corp.	USD	37.00	Jun 2019	255	25,500	232,411	(324,488)
Exchange-traded	KeyCorp	USD	17.00	Dec 2018	441	44,100	164,032	(65,268)
Exchange-traded	KeyCorp	USD	17.00	Jan 2019	600	60,000	268,169	(99,300)
Exchange-traded	KeyCorp	USD	16.00	Jun 2019	500	50,000	149,261	(145,000)
Exchange-traded	Las Vegas Sands Corp.	USD	50.00	Mar 2019	151	15,100	160,355	(109,098)
Exchange-traded	Las Vegas Sands Corp.	USD	40.00	Jun 2019	257	25,700	359,016	(379,718)
Exchange-traded	Lear Corp.	USD	120.00	Mar 2019	144	14,400	248,426	(295,200)
Exchange-traded	Lear Corp.	USD	145.00	Mar 2019	56	5,600	123,308	(36,960)
Exchange-traded	Legg Mason, Inc.	USD	27.00	Feb 2019	1,040	104,000	215,241	(270,400)
Exchange-traded	Liberty Global PLC	USD	30.00	Jan 2019	598	59,800	108,812	(4,485)
Exchange-traded	Lowe's Companies, Inc.	USD	90.00	Apr 2019	75	7,500	157,945	(70,313)
Exchange-traded	Lowe's Companies, Inc.	USD	75.00	Jun 2019	139	13,900	360,974	(300,588)
Exchange-traded	Macy's, Inc.	USD	27.00	Jan 2019	477	47,700	494,626	(351,788)
Exchange-traded	Marathon Petroleum Corp	USD	70.00	Jan 2019	141	14,100	181,460	(23,477)
Exchange-traded	NetApp, Inc.	USD	50.00	Jan 2019	218	21,800	207,522	(372,235)
Exchange-traded	NetApp, Inc.	USD	60.00	Jan 2019	114	11,400	195,581	(92,055)
Exchange-traded	Nuance Communications, Inc.	USD	14.00	Jan 2019	1,543	154,300	334,768	(339,460)
Exchange-traded	Parsley Energy, Inc.	USD	20.00	Jan 2019	620	62,000	367,006	(97,650)
Exchange-traded	Parsley Energy, Inc.	USD	22.50	Jan 2019	493	49,300	365,783	(33,278)
4	JOHN HANCOCK REDWOOD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
Exchange-traded	TD Ameritrade Holding Corp.	USD	45.00	Feb 2019	244	24,400	$257,896	$(233,020)
Exchange-traded	TD Ameritrade Holding Corp.	USD	40.00	May 2019	224	22,400	268,117	(327,040)
Exchange-traded	The Goldman Sachs Group, Inc.	USD	210.00	Jan 2019	42	4,200	205,808	(6,741)
Exchange-traded	The Goldman Sachs Group, Inc.	USD	220.00	Jan 2019	94	9,400	428,899	(5,405)
Exchange-traded	The Goldman Sachs Group, Inc.	USD	190.00	Jun 2019	43	4,300	137,898	(70,843)
Exchange-traded	The Kroger Company	USD	22.50	Jan 2019	253	25,300	196,567	(189,750)
Exchange-traded	The Kroger Company	USD	24.00	Jan 2019	338	33,800	158,507	(201,110)
Exchange-traded	The Walt Disney Company	USD	95.00	Jul 2019	125	12,500	260,867	(287,813)
Exchange-traded	Toll Brothers, Inc.	USD	24.00	Jan 2019	305	30,500	203,422	(276,025)
Exchange-traded	Twenty-First Century Fox, Inc., Class A	USD	40.00	Jan 2019	402	40,200	267,216	(393,960)
Exchange-traded	Walgreens Boots Alliance, Inc.	USD	62.50	Jan 2019	102	10,200	91,897	(229,245)
Exchange-traded	Walgreens Boots Alliance, Inc.	USD	65.00	Jan 2019	165	16,500	175,879	(328,763)
Exchange-traded	Wells Fargo & Company	USD	55.00	Jan 2019	157	15,700	159,659	(24,642)
Exchange-traded	Wells Fargo & Company	USD	50.00	Jun 2019	135	13,500	99,152	(85,050)
Exchange-traded	WyndhamWorldwide Corp.	USD	45.00	Feb 2019	234	23,400	370,174	(146,250)
							$16,798,852	$(12,983,199)
Puts
Exchange-traded	Alphabet, Inc., Class A	USD	1,000.00	Mar 2019	30	3,000	$62,908	$(78,900)
Exchange-traded	Alphabet, Inc., Class A	USD	970.00	Jun 2019	20	2,000	92,538	(69,800)
Exchange-traded	Verizon Communications, Inc.	USD	47.00	Jan 2019	450	45,000	88,631	(2,925)
							$244,077	$(151,625)
							$17,042,929	$(13,134,824)

Derivatives Currency Abbreviations
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REDWOOD FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2018, all investments are categorized as Level 1 under the hierarchy described above.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the period ended November 30, 2018, the fund wrote option contracts to gain exposure to certain securities markets, substitute for securities purchased, provide downside protection for the fund and generate premium income.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	423Q1	11/18
This report is for the information of the shareholders of John Hancock Redwood Fund.		1/19

John Hancock

Small Cap Growth Fund

Quarterly portfolio holdings 11/30/18

Fund’s investments
As of 11-30-18 (unaudited)
	Shares	Value
Common stocks 98.2%		$328,989,438
(Cost $308,893,973)
Communication services 1.5%		5,140,412
Wireless telecommunication services 1.5%
Boingo Wireless, Inc. (A)	205,288	5,140,412
Consumer discretionary 17.3%		57,848,846
Diversified consumer services 3.6%
Grand Canyon Education, Inc. (A)	58,226	7,124,533
Weight Watchers International, Inc. (A)	95,951	4,799,469
Hotels, restaurants and leisure 6.7%
Dave & Buster's Entertainment, Inc.	82,571	4,694,987
Planet Fitness, Inc., Class A (A)	93,167	5,144,682
Red Rock Resorts, Inc., Class A	302,626	7,916,696
Wingstop, Inc.	71,415	4,686,252
Internet and direct marketing retail 2.7%
Etsy, Inc. (A)	167,721	9,063,643
Leisure products 1.5%
Callaway Golf Company	291,683	4,996,530
Multiline retail 1.4%
Ollie's Bargain Outlet Holdings, Inc. (A)	52,862	4,688,859
Specialty retail 1.4%
At Home Group, Inc. (A)	166,077	4,733,195
Consumer staples 3.1%		10,296,483
Food products 1.9%
The Simply Good Foods Company (A)	313,305	6,366,358
Household products 1.2%
WD-40 Company (B)	22,499	3,930,125
Financials 7.5%		25,068,078
Capital markets 0.8%
Focus Financial Partners, Inc., Class A (A)	82,065	2,537,450
Consumer finance 6.7%
Enova International, Inc. (A)	220,114	4,873,324
FirstCash, Inc.	92,954	8,277,554
Green Dot Corp., Class A (A)	112,548	9,379,750
Health care 33.0%		110,558,261
Biotechnology 4.9%
Exact Sciences Corp. (A)	50,426	3,932,219
Ligand Pharmaceuticals, Inc. (A)	49,929	7,877,298
Repligen Corp. (A)	72,570	4,693,102
Health care equipment and supplies 8.9%
ICU Medical, Inc. (A)	31,784	7,643,734
Inogen, Inc. (A)	21,462	3,162,640
Masimo Corp. (A)	30,383	3,354,891
Merit Medical Systems, Inc. (A)	150,430	9,484,612
Penumbra, Inc. (A)	44,801	6,237,195
Health care providers and services 9.5%
AMN Healthcare Services, Inc. (A)	111,030	7,072,611
HealthEquity, Inc. (A)	56,868	5,043,623
LHC Group, Inc. (A)	70,381	7,380,855
2	JOHN HANCOCK SMALL CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Health care providers and services (continued)
PetIQ, Inc. (A)	173,864	$5,424,557
Select Medical Holdings Corp. (A)	357,926	6,936,606
Health care technology 3.9%
Medidata Solutions, Inc. (A)	71,287	5,504,069
Vocera Communications, Inc. (A)	188,777	7,501,998
Life sciences tools and services 1.1%
Cambrex Corp. (A)	74,875	3,581,271
Pharmaceuticals 4.7%
GW Pharmaceuticals PLC, ADR (A)(B)	48,042	5,910,127
Horizon Pharma PLC (A)	491,334	9,816,853
Industrials 16.0%		53,731,781
Building products 3.4%
PGT Innovations, Inc. (A)	257,012	4,952,621
Trex Company, Inc. (A)	99,194	6,321,634
Commercial services and supplies 2.6%
The Brink's Company	122,880	8,702,362
Electrical equipment 3.0%
Generac Holdings, Inc. (A)	177,200	10,086,223
Professional services 5.3%
ASGN, Inc. (A)	145,094	10,047,760
Insperity, Inc.	77,380	7,741,095
Trading companies and distributors 1.7%
SiteOne Landscape Supply, Inc. (A)	95,394	5,880,086
Information technology 18.4%		61,624,435
Electronic equipment, instruments and components 1.8%
Novanta, Inc. (A)	91,773	5,958,821
IT services 4.0%
Evo Payments, Inc., Class A (A)	213,119	5,581,587
Virtusa Corp. (A)	173,793	7,704,244
Semiconductors and semiconductor equipment 2.4%
Monolithic Power Systems, Inc.	61,192	8,081,627
Software 10.2%
Five9, Inc. (A)	190,529	8,169,884
HubSpot, Inc. (A)	39,773	5,529,640
LivePerson, Inc. (A)	264,698	4,994,851
Mimecast, Ltd. (A)	88,645	3,300,253
Qualys, Inc. (A)	82,562	6,502,583
RealPage, Inc. (A)	112,465	5,800,945
Materials 1.4%		4,721,142
Chemicals 1.4%
Ingevity Corp. (A)	48,170	4,721,142

	Yield (%)	Shares	Value
Securities lending collateral 0.9%			$3,034,659
(Cost $3,034,671)
John Hancock Collateral Trust (C)	2.3749(D)	303,387	3,034,659
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	3

	Yield (%)	Shares	Value
Short-term investments 2.1%			$7,118,702
(Cost $7,118,702)
Money market funds 2.1%			7,118,702
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.1426(D)	7,118,702	7,118,702

Total investments (Cost $319,047,346) 101.2%	$339,142,799
Other assets and liabilities, net (1.2%)	(4,088,212)
Total net assets 100.0%	$335,054,587

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $2,970,905.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 11-30-18.
4	JOHN HANCOCK SMALL CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2018, all investments are categorized as Level 1 under the hierarchy described above.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	657,449	4,016,648	(4,370,710)	303,387	—	—	($822)	($1,932)	$3,034,659

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	470Q1	11/18
This report is for the information of the shareholders of John Hancock Small Cap Growth Fund.		1/19

John Hancock

Small Cap Value Fund

Quarterly portfolio holdings 11/30/18

Fund’s investments
As of 11-30-18 (unaudited)
	Shares	Value
Common stocks 96.1%		$460,036,664
(Cost $376,192,194)
Consumer discretionary 5.3%		25,354,100
Auto components 2.1%
Cooper Tire & Rubber Company	121,560	4,157,352
Gentherm, Inc. (A)	128,320	5,957,898
Household durables 2.0%
Helen of Troy, Ltd. (A)	26,940	3,853,228
TRI Pointe Group, Inc. (A)	434,020	5,416,570
Internet and direct marketing retail 0.8%
Nutrisystem, Inc.	106,290	3,952,925
Specialty retail 0.4%
The Cato Corp., Class A	133,430	2,016,127
Consumer staples 3.1%		15,045,975
Beverages 1.3%
C&C Group PLC	1,833,773	6,358,931
Food products 1.6%
Cranswick PLC	168,404	6,112,994
Post Holdings, Inc. (A)	14,043	1,358,660
Household products 0.2%
Spectrum Brands Holdings, Inc.	24,613	1,215,390
Energy 4.6%		22,193,620
Energy equipment and services 1.9%
Era Group, Inc. (A)	184,375	1,854,813
SEACOR Holdings, Inc. (A)	107,348	4,459,236
SEACOR Marine Holdings, Inc. (A)	156,968	2,823,854
Oil, gas and consumable fuels 2.7%
Concho Resources, Inc. (A)	4,382	571,150
Dorian LPG, Ltd. (A)	356,233	2,504,318
Resolute Energy Corp. (A)(B)	191,760	6,818,986
Scorpio Tankers, Inc.	1,527,180	3,161,263
Financials 20.5%		97,911,741
Banks 14.6%
1st Source Corp.	94,630	4,576,307
Banc of California, Inc.	422,168	7,261,290
FCB Financial Holdings, Inc., Class A (A)	58,440	2,316,562
First Busey Corp.	185,350	5,317,692
First Midwest Bancorp, Inc.	416,900	9,834,671
Flushing Financial Corp.	210,708	4,924,246
Great Western Bancorp, Inc.	221,100	8,251,452
Hancock Whitney Corp.	38,237	1,537,892
International Bancshares Corp.	204,430	7,848,068
MB Financial, Inc.	227,360	10,431,277
Union Bankshares Corp.	175,770	6,222,258
Webster Financial Corp.	23,976	1,442,636
Capital markets 1.0%
Ares Capital Corp.	45,040	767,482
Solar Capital, Ltd.	190,749	4,041,971
Insurance 2.7%
Alleghany Corp.	3,310	2,088,709
2	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Assured Guaranty, Ltd.	23,495	$959,066
Kemper Corp.	80,481	6,124,604
Reinsurance Group of America, Inc.	8,800	1,314,544
White Mountains Insurance Group, Ltd.	2,245	2,085,044
Thrifts and mortgage finance 2.2%
Northwest Bancshares, Inc.	589,290	10,565,970
Health care 4.3%		20,792,701
Health care equipment and supplies 1.0%
Natus Medical, Inc. (A)	86,809	3,071,302
STERIS PLC	16,440	1,957,675
Health care providers and services 1.8%
AMN Healthcare Services, Inc. (A)	62,816	4,001,379
CorVel Corp. (A)	63,910	4,454,527
Health care technology 1.5%
Allscripts Healthcare Solutions, Inc. (A)	715,751	7,307,818
Industrials 31.8%		152,234,554
Aerospace and defense 1.5%
Astronics Corp. (A)	89,227	2,896,308
Cubic Corp.	69,261	4,238,081
Air freight and logistics 1.5%
Forward Air Corp.	108,050	7,053,504
Building products 2.5%
American Woodmark Corp. (A)	86,520	5,787,323
Tyman PLC	1,893,417	6,256,768
Commercial services and supplies 4.2%
ACCO Brands Corp.	621,970	5,050,396
Clean Harbors, Inc. (A)	17,670	1,140,245
Matthews International Corp., Class A	114,460	4,822,200
SP Plus Corp. (A)	130,108	3,943,573
Steelcase, Inc., Class A	310,940	5,037,228
Construction and engineering 0.6%
Primoris Services Corp.	123,380	2,979,627
Electrical equipment 1.6%
Thermon Group Holdings, Inc. (A)	348,518	7,873,022
Machinery 11.1%
Albany International Corp., Class A	124,590	9,015,332
CIRCOR International, Inc. (A)	106,863	3,537,165
ESCO Technologies, Inc.	146,010	10,261,583
Luxfer Holdings PLC	312,248	7,178,582
Mueller Industries, Inc.	392,130	9,340,537
TriMas Corp. (A)	468,067	13,587,980
Professional services 7.4%
Forrester Research, Inc.	187,840	8,779,642
FTI Consulting, Inc. (A)	49,850	3,501,963
Huron Consulting Group, Inc. (A)	151,340	8,425,098
ICF International, Inc.	66,270	4,640,888
Mistras Group, Inc. (A)	253,970	4,365,744
Navigant Consulting, Inc.	226,420	5,800,880
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	3

	Shares	Value
Industrials (continued)
Trading companies and distributors 1.4%
GATX Corp.	80,480	$6,720,885
Information technology 6.6%		31,838,404
Electronic equipment, instruments and components 4.5%
Belden, Inc.	198,690	11,082,928
CTS Corp.	185,810	5,390,348
Keysight Technologies, Inc. (A)	31,330	1,936,821
ScanSource, Inc. (A)	87,370	3,323,555
IT services 2.1%
WNS Holdings, Ltd., ADR (A)	206,895	10,104,752
Materials 7.9%		37,596,454
Chemicals 4.5%
Orion Engineered Carbons SA	337,830	8,824,120
Sensient Technologies Corp.	134,890	8,668,031
Stepan Company	47,070	3,804,197
Containers and packaging 2.1%
Greif, Inc., Class A	168,790	8,653,863
Sealed Air Corp.	34,050	1,243,847
Paper and forest products 1.3%
Neenah, Inc.	92,950	6,402,396
Real estate 10.0%		47,661,287
Equity real estate investment trusts 10.0%
Alexander & Baldwin, Inc. (A)	352,380	7,304,837
Corporate Office Properties Trust	266,690	6,525,904
DiamondRock Hospitality Company	414,872	4,372,751
Physicians Realty Trust	484,140	8,622,533
PotlatchDeltic Corp.	202,158	7,500,062
RPT Realty	620,430	8,865,945
Summit Hotel Properties, Inc.	400,830	4,469,255
Utilities 2.0%		9,407,828
Gas utilities 2.0%
New Jersey Resources Corp.	75,210	3,649,941
Spire, Inc.	51,232	4,042,717
UGI Corp.	29,855	1,715,170

	Yield (%)	Shares	Value
Securities lending collateral 1.4%			$6,793,121
(Cost $6,793,033)
John Hancock Collateral Trust (C)	2.3749(D)	679,135	6,793,121

	Par value^	Value
Short-term investments 3.8%		$18,200,000
(Cost $18,200,000)
Repurchase agreement 3.8%		18,200,000
Deutsche Bank Tri-Party Repurchase Agreement dated 11-30-18 at 2.300% to be repurchased at $13,202,530 on 12-3-18, collateralized by $13,287,591 Federal National Mortgage Association, 4.000% due 10-1-48 (valued at $13,464,000, including interest)	13,200,000	13,200,000
4	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Par value^	Value
Repurchase agreement (continued)
Nomura Securities International Tri-Party Repurchase Agreement dated 11-30-18 at 2.280% to be repurchased at $5,000,950 on 12-3-18, collateralized by $500 U.S. Treasury Bills, 0.000% due 1-3-19 to 4-25-19 (valued at $497, including interest) and $5,074,000 U.S. Treasury Notes, 1.500% - 3.125% due 7-15-21 to 11-15-28 (valued at $5,099,577, including interest)	5,000,000	$5,000,000

Total investments (Cost $401,185,227) 101.3%	$485,029,785
Other assets and liabilities, net (1.3%)	(6,314,596)
Total net assets 100.0%	$478,715,189

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $6,654,388.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 11-30-18.
The fund had the following country composition as a percentage of net assets on 11-30-18:
United States	89.4%
United Kingdom	4.5%
India	2.1%
Luxembourg	1.8%
Ireland	1.3%
Other countries	0.9%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2018, by major security category or type:

	Total value at 11-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$25,354,100	$25,354,100	—	—
Consumer staples	15,045,975	2,574,050	$12,471,925	—
Energy	22,193,620	22,193,620	—	—
Financials	97,911,741	97,911,741	—	—
Health care	20,792,701	20,792,701	—	—
Industrials	152,234,554	145,977,786	6,256,768	—
Information technology	31,838,404	31,838,404	—	—
Materials	37,596,454	37,596,454	—	—
Real estate	38,795,342	38,795,342	—	—
Utilities	9,407,828	9,407,828	—	—
Preferred securities	8,865,945	8,865,945	—	—
Securities lending collateral	6,793,121	6,793,121	—	—
Short-term investments	18,200,000	—	18,200,000	—
Total investments in securities	$485,029,785	$448,101,092	$36,928,693	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by fund's custodian or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal

       6

amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	1,717,565	2,020,287	(3,058,717)	679,135	—	—	$1,625	($4,626)	$6,793,121

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	439Q1	11/18
This report is for the information of the shareholders of John Hancock Small Cap Value Fund.		1/19

John Hancock

Spectrum Income Fund

Quarterly portfolio holdings 11/30/18

Fund’s investments
As of 11-30-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 26.6%				$208,961,487
(Cost $212,292,481)
U.S. Government 12.0%				94,237,067
U.S. Treasury
Bond	2.500	02-15-45	2,295,000	1,969,845
Bond	2.500	02-15-46	1,380,000	1,179,307
Bond	2.500	05-15-46	12,365,800	10,557,785
Bond	2.750	08-15-42	615,000	560,010
Bond	2.750	11-15-42	595,000	540,939
Bond	2.750	08-15-47	1,050,000	941,309
Bond	2.750	11-15-47	1,290,000	1,155,558
Bond	2.875	08-15-45	700,000	646,406
Bond	2.875	11-15-46	90,000	82,913
Bond	3.000	05-15-42	765,000	729,141
Bond	3.000	11-15-44	1,275,000	1,208,162
Bond (A)	3.000	05-15-45	2,885,000	2,732,072
Bond (A)	3.000	11-15-45	2,325,000	2,199,940
Bond	3.000	05-15-47	1,045,000	985,851
Bond	3.000	02-15-48	940,000	885,473
Bond	3.000	08-15-48	1,515,000	1,427,237
Bond (A)	3.125	02-15-43	2,705,000	2,626,280
Bond	3.125	08-15-44	1,410,000	1,367,370
Bond	3.125	05-15-48	775,000	748,147
Bond	3.375	05-15-44	920,000	931,752
Bond	3.500	02-15-39	690,000	721,697
Bond	3.625	08-15-43	1,365,000	1,439,968
Bond	3.625	02-15-44	1,335,000	1,408,321
Bond	4.375	05-15-41	1,325,000	1,559,515
Bond	4.500	05-15-38	2,110,000	2,518,648
Bond	4.625	02-15-40	645,000	783,096
Bond	4.750	02-15-37	320,000	391,688
Bond	6.125	11-15-27	70,000	87,087
Bond	6.125	08-15-29	660,000	845,419
Note	1.375	09-15-20	430,000	419,418
Note	1.375	05-31-21	220,000	212,377
Note	1.500	06-15-20	300,000	294,164
Note	1.500	08-15-20	100,000	97,848
Note	1.500	08-15-26	420,000	378,279
Note	1.625	06-30-19	530,000	527,039
Note	1.625	11-30-20	825,000	806,051
Note	1.750	11-15-20	1,380,000	1,352,292
Note	1.750	06-30-22	610,000	587,602
Note	1.750	05-15-23	1,770,000	1,688,414
Note	1.875	12-15-20	765,000	751,194
Note	1.875	08-31-24	1,080,000	1,023,131
Note	2.000	08-31-21	2,835,000	2,773,649
Note	2.000	10-31-22	1,640,000	1,588,942
Note	2.000	02-15-25	835,000	791,880
Note	2.125	11-30-23	545,000	526,372
Note	2.125	05-15-25	490,000	467,280
Note	2.250	03-31-20	80,000	79,447
Note	2.250	01-31-24	5,000	4,852
Note	2.250	02-15-27	645,000	611,314
Note	2.250	08-15-27	470,000	443,526
2	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Note	2.250	11-15-27	120,000	$113,002
Note	2.375	04-30-20	230,000	228,679
Note	2.375	05-15-27	269,000	257,053
Note	2.500	06-30-20	280,000	278,698
Note	2.500	03-31-23	2,600,000	2,563,742
Note	2.500	08-15-23	165,000	162,441
Note	2.625	07-15-21	520,000	517,420
Note	2.625	02-28-23	60,000	59,482
Note	2.750	08-15-21	250,000	249,512
Note	2.750	11-15-23	350,000	348,291
Note	2.750	02-15-28	65,000	63,687
Note	2.875	10-31-20	1,780,000	1,781,738
Note	2.875	10-15-21	985,000	986,231
Note	2.875	09-30-23	286,000	286,335
Note	2.875	10-31-23	3,610,000	3,614,936
Note	2.875	05-15-28	2,500,000	2,472,852
Note	2.875	08-15-28	40,000	39,544
Note	3.125	11-15-28	1,125,000	1,136,382
Treasury Inflation Protected Security	0.125	04-15-19	318,474	314,493
Treasury Inflation Protected Security	0.125	04-15-21	577,694	562,214
Treasury Inflation Protected Security	0.125	01-15-22	1,194,810	1,159,715
Treasury Inflation Protected Security	0.125	04-15-22	4,535,929	4,383,550
Treasury Inflation Protected Security	0.125	07-15-22	2,454,435	2,380,736
Treasury Inflation Protected Security	0.125	01-15-23	94,707	91,206
Treasury Inflation Protected Security	0.250	01-15-25	1,674,522	1,598,810
Treasury Inflation Protected Security	0.375	01-15-27	393,756	372,704
Treasury Inflation Protected Security	0.375	07-15-27	181,620	171,867
Treasury Inflation Protected Security	0.500	01-15-28	285,520	271,348
Treasury Inflation Protected Security	0.625	07-15-21	1,432,032	1,417,392
Treasury Inflation Protected Security	0.625	04-15-23	267,378	262,337
Treasury Inflation Protected Security	0.625	01-15-24	1,689,850	1,656,729
Treasury Inflation Protected Security	0.625	01-15-26	773,398	751,374
Treasury Inflation Protected Security	0.625	02-15-43	5,929	5,138
Treasury Inflation Protected Security	0.750	07-15-28	517,899	504,237
Treasury Inflation Protected Security	0.750	02-15-45	167,227	147,850
Treasury Inflation Protected Security	0.875	02-15-47	29,071	26,372
Treasury Inflation Protected Security	1.000	02-15-46	500,715	469,726
Treasury Inflation Protected Security	1.000	02-15-48	37,875	35,437
Treasury Inflation Protected Security	1.125	01-15-21	15	15
Treasury Inflation Protected Security	1.250	07-15-20	2,755,960	2,761,190
Treasury Inflation Protected Security	1.375	02-15-44	33,576	34,345
Treasury Inflation Protected Security	1.750	01-15-28	49,402	52,283
Treasury Inflation Protected Security	2.125	01-15-19	181,593	181,458
Treasury Inflation Protected Security	2.125	02-15-40	182,192	212,119
Treasury Inflation Protected Security	2.125	02-15-41	66,856	78,243
Treasury Inflation Protected Security	2.500	01-15-29	270,418	306,586
Treasury Inflation Protected Security	3.875	04-15-29	166,757	211,561
U.S. Government Agency 14.6%				114,724,420
Federal Home Loan Bank Bond	2.625	05-28-20	345,000	344,167
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	4.500	01-01-19	134	134
15 Yr Pass Thru	4.500	05-01-19	248	248
15 Yr Pass Thru	5.000	12-01-23	40,234	41,333
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	5.000	07-01-25	816	$828
15 Yr Pass Thru	5.500	11-01-21	459	465
15 Yr Pass Thru	6.000	07-01-21	1,489	1,528
15 Yr Pass Thru	6.000	08-01-21	909	934
15 Yr Pass Thru	6.000	08-01-21	1,204	1,234
15 Yr Pass Thru	6.000	10-01-21	5,263	5,412
15 Yr Pass Thru	6.000	10-01-21	2,086	2,143
15 Yr Pass Thru	6.000	11-01-21	566	582
15 Yr Pass Thru	6.000	08-01-22	448	461
30 Yr Pass Thru	3.000	12-01-42	96,679	92,895
30 Yr Pass Thru	3.000	12-01-42	63,415	60,833
30 Yr Pass Thru	3.000	02-01-43	22,632	21,710
30 Yr Pass Thru	3.000	03-01-43	15,712	15,073
30 Yr Pass Thru	3.000	04-01-43	53,930	51,735
30 Yr Pass Thru	3.000	06-01-43	31,580	30,295
30 Yr Pass Thru	3.000	09-01-43	58,057	55,694
30 Yr Pass Thru	3.000	11-01-46	137,901	131,727
30 Yr Pass Thru	3.500	09-01-42	448,029	443,216
30 Yr Pass Thru	3.500	09-01-42	43,777	43,197
30 Yr Pass Thru	3.500	11-01-42	159,296	157,585
30 Yr Pass Thru	3.500	11-01-42	152,945	150,920
30 Yr Pass Thru	3.500	01-01-44	111,940	110,737
30 Yr Pass Thru	3.500	03-01-44	60,013	59,219
30 Yr Pass Thru	3.500	03-01-46	220,504	217,377
30 Yr Pass Thru	4.000	10-01-40	7,469	7,581
30 Yr Pass Thru	4.000	10-01-40	2,165	2,198
30 Yr Pass Thru	4.000	11-01-40	5,075	5,151
30 Yr Pass Thru	4.000	11-01-40	42,808	43,449
30 Yr Pass Thru	4.000	12-01-40	42,006	42,700
30 Yr Pass Thru	4.000	12-01-40	116,751	118,498
30 Yr Pass Thru	4.000	02-01-41	120,266	122,065
30 Yr Pass Thru	4.000	04-01-41	108,403	110,025
30 Yr Pass Thru	4.000	12-01-41	96,491	98,025
30 Yr Pass Thru	4.500	12-01-39	327,282	340,757
30 Yr Pass Thru	4.500	12-01-39	11,226	11,688
30 Yr Pass Thru	4.500	05-01-40	8,584	8,925
30 Yr Pass Thru	4.500	03-01-41	2,916	3,033
30 Yr Pass Thru	4.500	04-01-41	155,892	162,164
30 Yr Pass Thru	5.000	11-01-33	2,888	3,062
30 Yr Pass Thru	5.000	11-01-33	5,042	5,345
30 Yr Pass Thru	5.000	12-01-35	33,282	35,274
30 Yr Pass Thru	5.000	04-01-40	71,190	75,265
30 Yr Pass Thru	5.500	10-01-38	1,818	1,966
30 Yr Pass Thru	6.000	09-01-34	426	470
30 Yr Pass Thru	6.000	02-01-35	7,493	8,268
30 Yr Pass Thru	6.000	09-01-35	2,629	2,903
30 Yr Pass Thru	7.000	04-01-32	44,409	49,917
30 Yr Pass Thru	7.500	05-01-24	92	100
30 Yr Pass Thru	7.500	05-01-24	280	300
30 Yr Pass Thru	7.500	05-01-24	25	27
30 Yr Pass Thru	7.500	06-01-24	96	103
30 Yr Pass Thru (1 Year CMT + 2.250%) (B)	4.534	10-01-36	10,482	10,926
30 Yr Pass Thru (12 month LIBOR + 1.591%) (B)	4.341	09-01-35	3,916	4,076
30 Yr Pass Thru (12 month LIBOR + 1.625%) (B)	4.088	06-01-38	10,970	11,439
4	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (12 month LIBOR + 1.723%) (B)	3.473	01-01-36	831	$870
30 Yr Pass Thru (12 month LIBOR + 1.725%) (B)	4.475	07-01-35	3,346	3,482
30 Yr Pass Thru (12 month LIBOR + 1.726%) (B)	4.467	07-01-35	8,928	9,326
30 Yr Pass Thru (12 month LIBOR + 1.733%) (B)	3.608	02-01-37	12,044	12,680
30 Yr Pass Thru (12 month LIBOR + 1.743%) (B)	3.617	02-01-37	5,030	5,291
30 Yr Pass Thru (12 month LIBOR + 1.775%) (B)	4.186	05-01-37	9,245	9,689
30 Yr Pass Thru (12 month LIBOR + 1.785%) (B)	4.535	09-01-32	433	451
30 Yr Pass Thru (12 month LIBOR + 1.797%) (B)	4.387	03-01-36	3,868	4,062
30 Yr Pass Thru (12 month LIBOR + 1.815%) (B)	3.564	01-01-37	3,783	3,994
30 Yr Pass Thru (12 month LIBOR + 1.900%) (B)	3.650	11-01-35	393	415
30 Yr Pass Thru (12 month LIBOR + 1.979%) (B)	4.031	11-01-36	10,081	10,678
30 Yr Pass Thru (12 month LIBOR + 2.010%) (B)	3.788	12-01-36	4,329	4,588
30 Yr Pass Thru (12 month LIBOR + 2.151%) (B)	3.977	02-01-37	9,922	10,320
Federal National Mortgage Association
15 Yr Pass Thru (C)	2.500	TBA	235,000	226,665
15 Yr Pass Thru	2.500	05-01-30	189,451	184,130
15 Yr Pass Thru	2.500	05-01-32	220,024	212,538
15 Yr Pass Thru	3.000	01-01-27	97,775	97,092
15 Yr Pass Thru	3.000	11-01-27	90,404	89,772
15 Yr Pass Thru	3.000	11-01-28	30,406	30,184
15 Yr Pass Thru	3.000	10-01-30	187,202	185,279
15 Yr Pass Thru	3.500	11-01-32	219,822	221,325
15 Yr Pass Thru	3.500	03-01-33	486,451	488,408
15 Yr Pass Thru	4.000	06-01-33	52,526	53,635
15 Yr Pass Thru	4.500	05-01-19	711	711
15 Yr Pass Thru	4.500	11-01-19	12,295	12,344
15 Yr Pass Thru	4.500	11-01-19	595	596
15 Yr Pass Thru	4.500	07-01-20	2,028	2,031
15 Yr Pass Thru	4.500	11-01-20	7,564	7,612
15 Yr Pass Thru	4.500	09-01-24	6,618	6,764
15 Yr Pass Thru	4.500	10-01-24	17,823	18,256
15 Yr Pass Thru	4.500	11-01-24	3,512	3,591
15 Yr Pass Thru	4.500	12-01-24	2,771	2,836
15 Yr Pass Thru	4.500	01-01-25	17,054	17,451
15 Yr Pass Thru	4.500	03-01-25	50,901	52,129
15 Yr Pass Thru	4.500	09-01-25	44,188	45,503
15 Yr Pass Thru	4.500	10-01-26	26,592	27,181
15 Yr Pass Thru	5.000	12-01-18	5	5
15 Yr Pass Thru	5.000	04-01-19	47	47
15 Yr Pass Thru	5.000	05-01-19	1,316	1,317
15 Yr Pass Thru	5.000	10-01-19	3,155	3,170
15 Yr Pass Thru	5.000	01-01-20	1,112	1,119
15 Yr Pass Thru	5.000	05-01-20	6,056	6,117
15 Yr Pass Thru	5.000	06-01-20	4,904	4,950
15 Yr Pass Thru	5.000	12-01-20	4,298	4,338
15 Yr Pass Thru	5.000	02-01-22	285	290
15 Yr Pass Thru	5.000	09-01-22	7,293	7,376
15 Yr Pass Thru	5.000	03-01-23	2,371	2,421
15 Yr Pass Thru	5.000	05-01-23	3,430	3,502
15 Yr Pass Thru	5.000	09-01-23	11,076	11,385
15 Yr Pass Thru	5.000	09-01-23	758	775
15 Yr Pass Thru	5.000	01-01-24	33,039	33,909
15 Yr Pass Thru	5.500	02-01-19	165	165
15 Yr Pass Thru	5.500	03-01-19	44	44
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	5.500	07-01-19	231	$232
15 Yr Pass Thru	5.500	08-01-19	183	184
15 Yr Pass Thru	5.500	08-01-19	352	354
15 Yr Pass Thru	5.500	09-01-19	259	260
15 Yr Pass Thru	5.500	10-01-19	454	457
15 Yr Pass Thru	5.500	06-01-20	1,640	1,660
15 Yr Pass Thru	5.500	07-01-20	1,326	1,339
15 Yr Pass Thru	5.500	05-01-21	8,194	8,363
15 Yr Pass Thru	5.500	01-01-22	211	216
15 Yr Pass Thru	5.500	05-01-22	1,193	1,226
15 Yr Pass Thru	5.500	06-01-22	2,580	2,650
15 Yr Pass Thru	5.500	10-01-22	1,347	1,387
15 Yr Pass Thru	5.500	05-01-23	1,918	1,984
15 Yr Pass Thru	5.500	01-01-25	14,658	15,002
15 Yr Pass Thru	6.000	03-01-21	7,068	7,211
15 Yr Pass Thru	6.000	10-01-21	20,680	21,274
15 Yr Pass Thru	6.000	11-01-21	1,846	1,904
15 Yr Pass Thru	6.000	01-01-22	2,349	2,418
15 Yr Pass Thru	6.000	09-01-22	7,748	8,035
15 Yr Pass Thru	6.000	02-01-23	17,940	18,526
15 Yr Pass Thru	6.000	03-01-23	1,468	1,517
20 Yr Pass Thru	3.000	11-01-36	294,259	285,282
20 Yr Pass Thru	3.000	11-01-36	141,992	137,616
20 Yr Pass Thru	3.000	11-01-36	19,936	19,328
20 Yr Pass Thru	3.000	12-01-36	21,965	21,288
20 Yr Pass Thru	3.500	02-01-35	16,857	16,882
20 Yr Pass Thru	3.500	01-01-36	165,037	165,276
30 Yr Pass Thru	2.500	02-01-43	144,671	134,064
30 Yr Pass Thru	2.500	03-01-43	37,498	34,749
30 Yr Pass Thru (C)	3.000	TBA	10,000	9,536
30 Yr Pass Thru	3.000	04-01-33	3,773	3,656
30 Yr Pass Thru	3.000	06-01-33	13,617	13,193
30 Yr Pass Thru	3.000	10-01-42	261,130	250,960
30 Yr Pass Thru	3.000	10-01-42	91,864	88,287
30 Yr Pass Thru	3.000	11-01-42	28,811	27,689
30 Yr Pass Thru	3.000	11-01-42	247,267	237,251
30 Yr Pass Thru	3.000	02-01-43	214,191	205,783
30 Yr Pass Thru	3.000	02-01-43	1,393,900	1,335,258
30 Yr Pass Thru	3.000	02-01-43	28,399	27,249
30 Yr Pass Thru	3.000	02-01-43	42,591	40,866
30 Yr Pass Thru	3.000	03-01-43	23,827	22,862
30 Yr Pass Thru	3.000	03-01-43	15,827	15,186
30 Yr Pass Thru	3.000	03-01-43	59,915	57,488
30 Yr Pass Thru	3.000	03-01-43	149,756	143,690
30 Yr Pass Thru	3.000	05-01-43	59,146	56,750
30 Yr Pass Thru	3.000	08-01-43	35,847	34,339
30 Yr Pass Thru	3.000	08-01-43	61,226	58,746
30 Yr Pass Thru	3.000	02-01-44	13,693	13,117
30 Yr Pass Thru	3.000	09-01-44	18,429	17,682
30 Yr Pass Thru	3.000	04-01-45	19,734	18,910
30 Yr Pass Thru	3.000	08-01-46	494,893	468,660
30 Yr Pass Thru	3.000	08-01-46	20,117	19,239
30 Yr Pass Thru	3.000	09-01-46	32,884	31,490
30 Yr Pass Thru	3.000	10-01-46	622,541	594,794
6	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	10-01-46	110,821	$105,899
30 Yr Pass Thru	3.000	10-01-46	207,741	198,482
30 Yr Pass Thru	3.000	11-01-46	216,269	206,630
30 Yr Pass Thru	3.000	11-01-46	275,536	263,255
30 Yr Pass Thru	3.000	11-01-46	1,643,601	1,569,318
30 Yr Pass Thru	3.000	11-01-46	658,600	629,040
30 Yr Pass Thru	3.000	11-01-46	179,842	171,770
30 Yr Pass Thru	3.000	11-01-46	96,605	92,300
30 Yr Pass Thru	3.000	11-01-46	43,053	41,134
30 Yr Pass Thru	3.000	11-01-46	61,862	59,105
30 Yr Pass Thru	3.000	12-01-46	53,790	51,392
30 Yr Pass Thru	3.000	12-01-46	310,922	297,064
30 Yr Pass Thru	3.000	12-01-46	205,213	196,002
30 Yr Pass Thru	3.000	12-01-46	311,690	297,896
30 Yr Pass Thru	3.000	12-01-46	189,373	180,873
30 Yr Pass Thru	3.000	01-01-47	121,148	115,748
30 Yr Pass Thru	3.500	12-01-41	8,922	8,840
30 Yr Pass Thru	3.500	05-01-42	25,366	25,117
30 Yr Pass Thru	3.500	06-01-42	32,795	32,391
30 Yr Pass Thru	3.500	06-01-42	44,986	44,433
30 Yr Pass Thru	3.500	07-01-42	42,879	42,351
30 Yr Pass Thru	3.500	08-01-42	80,442	79,452
30 Yr Pass Thru	3.500	09-01-42	93,091	91,946
30 Yr Pass Thru	3.500	10-01-42	203,576	201,071
30 Yr Pass Thru	3.500	12-01-42	153,722	151,830
30 Yr Pass Thru	3.500	01-01-43	125,179	123,639
30 Yr Pass Thru	3.500	01-01-43	899,221	888,156
30 Yr Pass Thru	3.500	03-01-43	669,357	661,121
30 Yr Pass Thru	3.500	04-01-43	23,173	22,924
30 Yr Pass Thru	3.500	06-01-43	23,912	23,655
30 Yr Pass Thru	3.500	06-01-43	91,891	90,760
30 Yr Pass Thru	3.500	07-01-43	26,274	25,975
30 Yr Pass Thru	3.500	07-01-43	83,483	82,586
30 Yr Pass Thru	3.500	08-01-43	27,252	26,942
30 Yr Pass Thru	3.500	09-01-43	83,029	82,137
30 Yr Pass Thru	3.500	10-01-43	43,757	43,219
30 Yr Pass Thru	3.500	12-01-43	440,799	436,339
30 Yr Pass Thru	3.500	01-01-44	72,735	71,840
30 Yr Pass Thru	3.500	01-01-44	476,626	470,762
30 Yr Pass Thru	3.500	01-01-44	135,806	134,347
30 Yr Pass Thru	3.500	03-01-44	38,460	38,059
30 Yr Pass Thru	3.500	07-01-44	26,579	26,294
30 Yr Pass Thru	3.500	12-01-44	186,153	183,863
30 Yr Pass Thru	3.500	04-01-45	276,179	272,133
30 Yr Pass Thru	3.500	07-01-45	112,616	111,001
30 Yr Pass Thru	3.500	11-01-45	1,207,679	1,189,044
30 Yr Pass Thru	3.500	11-01-45	340,539	335,444
30 Yr Pass Thru	3.500	12-01-45	63,045	62,072
30 Yr Pass Thru	3.500	12-01-45	16,269	16,018
30 Yr Pass Thru	3.500	01-01-46	211,747	208,646
30 Yr Pass Thru	3.500	01-01-46	36,523	35,988
30 Yr Pass Thru	3.500	06-01-46	154,158	152,020
30 Yr Pass Thru	3.500	08-01-56	577,354	565,017
30 Yr Pass Thru	4.000	11-01-40	10,702	10,861
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	11-01-40	1,702	$1,727
30 Yr Pass Thru	4.000	11-01-40	315,977	319,791
30 Yr Pass Thru	4.000	12-01-40	1,652	1,677
30 Yr Pass Thru	4.000	01-01-41	124,539	126,392
30 Yr Pass Thru	4.000	02-01-41	17,684	17,948
30 Yr Pass Thru	4.000	02-01-41	24,635	25,002
30 Yr Pass Thru	4.000	02-01-41	143,889	146,030
30 Yr Pass Thru	4.000	02-01-41	1,109	1,126
30 Yr Pass Thru	4.000	03-01-41	9,708	9,853
30 Yr Pass Thru	4.000	03-01-41	14,778	14,998
30 Yr Pass Thru	4.000	09-01-41	1,086	1,102
30 Yr Pass Thru	4.000	10-01-41	396,768	402,673
30 Yr Pass Thru	4.000	11-01-41	24,314	24,699
30 Yr Pass Thru	4.000	01-01-42	320,645	325,718
30 Yr Pass Thru	4.000	02-01-42	108,383	110,098
30 Yr Pass Thru	4.000	08-01-42	319,602	324,658
30 Yr Pass Thru	4.000	09-01-43	354,917	359,755
30 Yr Pass Thru	4.000	06-01-45	869,410	878,545
30 Yr Pass Thru	4.000	09-01-45	20,006	20,191
30 Yr Pass Thru	4.000	10-01-45	107,722	108,719
30 Yr Pass Thru	4.000	12-01-45	187,305	189,186
30 Yr Pass Thru	4.000	12-01-45	22,604	22,813
30 Yr Pass Thru	4.000	12-01-45	54,422	54,943
30 Yr Pass Thru	4.000	03-01-46	252,874	255,373
30 Yr Pass Thru	4.000	09-01-46	16,647	16,801
30 Yr Pass Thru	4.000	02-01-47	60,857	61,401
30 Yr Pass Thru	4.000	05-01-47	65,830	66,357
30 Yr Pass Thru	4.000	06-01-48	520,228	523,743
30 Yr Pass Thru	4.000	07-01-48	88,673	89,272
30 Yr Pass Thru	4.500	02-01-41	572,801	595,869
30 Yr Pass Thru	4.500	04-01-42	60,810	63,202
30 Yr Pass Thru	4.500	11-01-47	162,989	169,273
30 Yr Pass Thru	4.500	04-01-48	32,250	33,199
30 Yr Pass Thru	4.500	05-01-48	348,109	361,530
30 Yr Pass Thru	4.500	05-01-48	331,760	341,519
30 Yr Pass Thru	5.000	03-01-34	64,585	68,220
30 Yr Pass Thru	5.000	04-01-35	6,037	6,388
30 Yr Pass Thru	5.000	04-01-35	39,693	42,007
30 Yr Pass Thru	5.000	06-01-35	4,067	4,301
30 Yr Pass Thru	5.000	06-01-35	13,297	14,078
30 Yr Pass Thru	5.000	10-01-35	5,531	5,861
30 Yr Pass Thru	5.000	01-01-36	30,805	32,655
30 Yr Pass Thru	5.000	03-01-36	62,336	66,055
30 Yr Pass Thru	5.000	12-01-39	39,881	42,179
30 Yr Pass Thru	5.000	06-01-40	130,432	138,192
30 Yr Pass Thru	5.000	06-01-40	78,060	82,533
30 Yr Pass Thru	5.000	06-01-40	27,011	28,559
30 Yr Pass Thru	5.500	06-01-36	76,943	82,878
30 Yr Pass Thru	5.500	06-01-38	18,922	20,469
30 Yr Pass Thru	5.500	11-01-39	13,805	14,928
30 Yr Pass Thru	5.500	12-01-39	6,758	7,316
30 Yr Pass Thru	6.000	03-01-34	12,706	13,955
30 Yr Pass Thru	6.000	11-01-34	1,437	1,586
30 Yr Pass Thru	6.000	12-01-34	503	554
8	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.000	04-01-35	950	$1,045
30 Yr Pass Thru	6.000	03-01-37	12,709	13,986
30 Yr Pass Thru	6.000	05-01-38	624	689
30 Yr Pass Thru	6.000	09-01-39	42,021	46,419
30 Yr Pass Thru	6.000	04-01-40	11,528	12,733
30 Yr Pass Thru	6.000	10-01-40	31,381	34,531
30 Yr Pass Thru	6.500	07-01-32	4,122	4,554
30 Yr Pass Thru	6.500	12-01-32	5,063	5,603
30 Yr Pass Thru (12 month LIBOR + 1.340%) (B)	3.090	12-01-35	4,427	4,584
30 Yr Pass Thru (12 month LIBOR + 1.577%) (B)	4.022	12-01-35	2,776	2,908
30 Yr Pass Thru (12 month LIBOR + 1.595%) (B)	4.260	07-01-35	6,574	6,866
30 Yr Pass Thru (12 month LIBOR + 1.653%) (B)	4.403	09-01-35	33,788	35,318
30 Yr Pass Thru (12 month LIBOR + 1.655%) (B)	4.322	08-01-37	10,686	11,185
30 Yr Pass Thru (12 month LIBOR + 1.750%) (B)	4.125	09-01-36	93	97
30 Yr Pass Thru (12 month LIBOR + 1.770%) (B)	3.645	12-01-35	978	1,031
30 Yr Pass Thru (12 month LIBOR + 1.799%) (B)	4.549	08-01-36	19,680	20,541
30 Yr Pass Thru (12 month LIBOR + 1.862%) (B)	4.210	05-01-38	5,857	6,168
30 Yr Pass Thru (12 month LIBOR + 1.892%) (B)	4.293	12-01-35	1,146	1,204
30 Yr Pass Thru (6 month LIBOR + 1.364%) (B)	3.865	10-01-33	15,116	15,625
30 Yr Pass Thru (COFI + 1.250%) (B)	2.592	07-01-27	106	106
30 Yr Pass Thru (COFI + 1.250%) (B)	5.701	01-01-19	2	2
Note	1.500	07-30-20	290,000	283,922
Government National Mortgage Association
15 Yr Pass Thru	3.000	08-20-31	61,646	59,915
15 Yr Pass Thru	3.000	03-20-32	38,247	37,173
15 Yr Pass Thru	3.000	05-20-32	54,971	53,428
15 Yr Pass Thru	3.000	10-20-32	134,764	130,979
15 Yr Pass Thru	3.000	11-20-32	56,807	55,211
15 Yr Pass Thru	3.500	06-20-32	8,477	8,448
15 Yr Pass Thru	3.500	04-20-33	82,754	82,466
15 Yr Pass Thru	3.500	05-20-33	87,744	87,439
15 Yr Pass Thru	3.500	07-20-33	87,295	86,991
15 Yr Pass Thru	3.500	09-20-33	69,430	69,189
15 Yr Pass Thru	5.000	02-15-19	121	121
15 Yr Pass Thru	5.000	06-15-20	2,266	2,287
15 Yr Pass Thru	5.000	06-15-20	666	673
15 Yr Pass Thru	6.000	07-20-19	319	321
15 Yr Pass Thru	6.000	08-20-19	151	152
15 Yr Pass Thru	6.000	10-20-20	2,434	2,480
30 Yr Pass Thru	2.500	11-20-42	30,709	28,749
30 Yr Pass Thru	2.500	12-15-42	47,120	44,072
30 Yr Pass Thru	2.500	01-20-43	593,717	556,749
30 Yr Pass Thru	2.500	02-15-43	92,191	86,458
30 Yr Pass Thru	2.500	02-20-43	77,476	72,652
30 Yr Pass Thru	2.500	03-20-43	23,116	21,677
30 Yr Pass Thru	2.500	05-20-43	41,005	38,451
30 Yr Pass Thru	2.500	01-20-45	49,887	47,186
30 Yr Pass Thru	2.500	04-20-47	149,999	140,144
30 Yr Pass Thru (C)	3.000	TBA	510,000	491,174
30 Yr Pass Thru (C)	3.000	TBA	1,430,000	1,376,710
30 Yr Pass Thru	3.000	07-20-42	853,727	827,082
30 Yr Pass Thru	3.000	08-15-42	34,950	33,795
30 Yr Pass Thru	3.000	09-15-42	918,403	888,053
30 Yr Pass Thru	3.000	10-15-42	15,388	14,879
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	10-20-42	33,850	$32,794
30 Yr Pass Thru	3.000	11-15-42	95,444	92,290
30 Yr Pass Thru	3.000	12-15-42	8,008	7,743
30 Yr Pass Thru	3.000	12-20-42	506,230	490,430
30 Yr Pass Thru	3.000	01-20-43	66,281	64,212
30 Yr Pass Thru	3.000	02-20-43	639,892	619,521
30 Yr Pass Thru	3.000	03-20-43	742,051	717,500
30 Yr Pass Thru	3.000	03-20-43	120,948	117,098
30 Yr Pass Thru	3.000	04-15-43	391,806	379,347
30 Yr Pass Thru	3.000	05-15-43	50,313	48,714
30 Yr Pass Thru	3.000	06-15-43	17,008	16,467
30 Yr Pass Thru	3.000	06-15-43	10,760	10,418
30 Yr Pass Thru	3.000	09-20-43	53,703	51,993
30 Yr Pass Thru	3.000	03-15-45	267,589	258,913
30 Yr Pass Thru	3.000	06-15-45	453,020	438,333
30 Yr Pass Thru	3.000	06-15-45	677,794	655,819
30 Yr Pass Thru	3.000	07-15-45	511,586	494,999
30 Yr Pass Thru	3.000	04-20-46	1,655,375	1,598,536
30 Yr Pass Thru	3.000	05-15-46	43,387	41,913
30 Yr Pass Thru	3.000	05-20-46	20,154	19,430
30 Yr Pass Thru	3.000	05-20-46	19,970	19,259
30 Yr Pass Thru	3.000	06-15-46	185,875	179,558
30 Yr Pass Thru	3.000	06-20-46	42,606	41,010
30 Yr Pass Thru	3.000	06-20-46	611,731	590,344
30 Yr Pass Thru	3.000	07-15-46	154,403	149,156
30 Yr Pass Thru	3.000	07-15-46	349,795	337,907
30 Yr Pass Thru	3.000	07-20-46	21,451	20,674
30 Yr Pass Thru	3.000	07-20-46	38,335	36,935
30 Yr Pass Thru	3.000	07-20-46	36,566	35,219
30 Yr Pass Thru	3.000	07-20-46	54,732	52,699
30 Yr Pass Thru	3.000	07-20-46	14,065	13,551
30 Yr Pass Thru	3.000	07-20-46	74,072	71,367
30 Yr Pass Thru	3.000	08-20-46	22,759	21,928
30 Yr Pass Thru	3.000	08-20-46	24,964	24,060
30 Yr Pass Thru	3.000	08-20-46	20,997	20,237
30 Yr Pass Thru	3.000	08-20-46	1,491,457	1,439,315
30 Yr Pass Thru	3.000	09-20-46	21,033	20,264
30 Yr Pass Thru	3.000	09-20-46	22,114	21,313
30 Yr Pass Thru	3.000	09-20-46	2,662,213	2,569,139
30 Yr Pass Thru	3.000	10-20-46	100,270	96,733
30 Yr Pass Thru	3.000	11-20-46	2,425,878	2,340,309
30 Yr Pass Thru	3.000	12-20-46	375,501	362,256
30 Yr Pass Thru	3.000	01-20-47	9,820	9,474
30 Yr Pass Thru	3.000	09-20-47	719,566	693,959
30 Yr Pass Thru	3.000	11-20-47	271,264	261,611
30 Yr Pass Thru	3.000	12-20-47	684,932	660,130
30 Yr Pass Thru (C)	3.500	TBA	5,200,000	5,141,500
30 Yr Pass Thru (C)	3.500	TBA	1,090,000	1,078,334
30 Yr Pass Thru	3.500	09-15-41	626,092	620,491
30 Yr Pass Thru	3.500	11-15-41	473,212	469,792
30 Yr Pass Thru	3.500	11-20-41	31,418	31,274
30 Yr Pass Thru	3.500	01-15-42	450,515	447,259
30 Yr Pass Thru	3.500	01-15-42	42,754	42,445
30 Yr Pass Thru	3.500	05-20-42	197,050	196,396
10	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	05-20-42	83,212	$82,936
30 Yr Pass Thru	3.500	06-20-42	940,242	937,120
30 Yr Pass Thru	3.500	06-20-42	473,950	472,376
30 Yr Pass Thru	3.500	07-15-42	32,799	32,562
30 Yr Pass Thru	3.500	08-20-42	82,855	82,579
30 Yr Pass Thru	3.500	08-20-42	257,731	256,070
30 Yr Pass Thru	3.500	09-20-42	289,183	287,952
30 Yr Pass Thru	3.500	10-20-42	517,738	515,533
30 Yr Pass Thru	3.500	11-20-42	8,390	8,333
30 Yr Pass Thru	3.500	11-20-42	52,110	51,889
30 Yr Pass Thru	3.500	12-20-42	63,644	63,373
30 Yr Pass Thru	3.500	02-20-43	196,473	195,145
30 Yr Pass Thru	3.500	03-20-43	110,361	109,615
30 Yr Pass Thru	3.500	03-20-43	882,240	876,278
30 Yr Pass Thru	3.500	04-20-43	18,887	18,807
30 Yr Pass Thru	3.500	05-20-43	194,317	193,428
30 Yr Pass Thru	3.500	06-15-43	956,292	950,876
30 Yr Pass Thru	3.500	06-20-43	511,770	507,831
30 Yr Pass Thru	3.500	07-20-43	124,062	123,495
30 Yr Pass Thru	3.500	09-20-43	309,906	308,489
30 Yr Pass Thru	3.500	10-15-43	23,804	23,669
30 Yr Pass Thru	3.500	01-20-44	38,696	38,398
30 Yr Pass Thru	3.500	08-20-44	81,746	81,066
30 Yr Pass Thru	3.500	09-20-44	50,322	49,903
30 Yr Pass Thru	3.500	10-20-44	24,577	24,373
30 Yr Pass Thru	3.500	10-20-44	25,880	25,665
30 Yr Pass Thru	3.500	11-20-44	107,113	106,222
30 Yr Pass Thru	3.500	01-20-45	27,558	27,328
30 Yr Pass Thru	3.500	02-15-45	90,156	89,561
30 Yr Pass Thru	3.500	02-20-45	49,842	49,427
30 Yr Pass Thru	3.500	02-20-45	32,384	32,115
30 Yr Pass Thru	3.500	04-20-45	1,080,449	1,070,447
30 Yr Pass Thru	3.500	05-20-45	39,737	39,369
30 Yr Pass Thru	3.500	05-20-45	20,132	19,946
30 Yr Pass Thru	3.500	08-20-45	445,541	440,998
30 Yr Pass Thru	3.500	09-20-45	456,134	451,484
30 Yr Pass Thru	3.500	01-20-46	17,317	17,141
30 Yr Pass Thru	3.500	02-20-46	37,352	37,006
30 Yr Pass Thru	3.500	03-20-46	81,647	81,019
30 Yr Pass Thru	3.500	07-20-46	173,118	171,299
30 Yr Pass Thru	3.500	07-20-46	1,194,845	1,182,290
30 Yr Pass Thru	3.500	08-20-46	572,001	565,991
30 Yr Pass Thru	3.500	08-20-46	115,938	114,720
30 Yr Pass Thru	3.500	08-20-46	1,092,347	1,080,868
30 Yr Pass Thru	3.500	09-20-46	47,869	47,366
30 Yr Pass Thru	3.500	09-20-46	116,706	115,479
30 Yr Pass Thru	3.500	03-20-47	280,369	277,423
30 Yr Pass Thru	3.500	09-20-47	2,559,113	2,533,822
30 Yr Pass Thru	3.500	02-20-48	349,073	345,460
30 Yr Pass Thru	3.500	02-20-48	255,248	252,645
30 Yr Pass Thru	3.500	02-20-48	1,426,253	1,411,934
30 Yr Pass Thru (C)	4.000	TBA	3,370,000	3,411,862
30 Yr Pass Thru	4.000	04-20-39	2,840	2,900
30 Yr Pass Thru	4.000	06-20-39	5,367	5,479
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	08-20-39	5,089	$5,196
30 Yr Pass Thru	4.000	09-20-39	54,443	55,583
30 Yr Pass Thru	4.000	10-20-39	1,778	1,815
30 Yr Pass Thru	4.000	11-20-39	6,994	7,141
30 Yr Pass Thru	4.000	12-20-39	8,130	8,300
30 Yr Pass Thru	4.000	01-20-40	6,150	6,278
30 Yr Pass Thru	4.000	03-20-40	9,180	9,372
30 Yr Pass Thru	4.000	05-20-40	63,030	64,382
30 Yr Pass Thru	4.000	06-20-40	32,146	32,829
30 Yr Pass Thru	4.000	08-20-40	46,783	47,786
30 Yr Pass Thru	4.000	09-15-40	36,203	36,979
30 Yr Pass Thru	4.000	09-20-40	86,296	88,146
30 Yr Pass Thru	4.000	10-20-40	339,935	347,265
30 Yr Pass Thru	4.000	11-20-40	17,867	18,252
30 Yr Pass Thru	4.000	02-15-41	14,777	15,062
30 Yr Pass Thru	4.000	02-20-41	11,072	11,308
30 Yr Pass Thru	4.000	03-15-41	164,016	167,482
30 Yr Pass Thru	4.000	03-15-41	19,854	20,237
30 Yr Pass Thru	4.000	04-20-41	10,686	10,912
30 Yr Pass Thru	4.000	05-20-41	398,624	406,970
30 Yr Pass Thru	4.000	07-15-41	412,352	421,099
30 Yr Pass Thru	4.000	07-15-41	50,474	51,544
30 Yr Pass Thru	4.000	07-15-41	35,011	35,753
30 Yr Pass Thru	4.000	10-15-41	142,730	145,758
30 Yr Pass Thru	4.000	10-20-41	149,063	152,231
30 Yr Pass Thru	4.000	07-20-42	808,513	825,188
30 Yr Pass Thru	4.000	09-20-42	15,339	15,650
30 Yr Pass Thru	4.000	11-20-42	74,268	75,800
30 Yr Pass Thru	4.000	04-20-43	122,780	125,274
30 Yr Pass Thru	4.000	07-20-43	67,060	68,443
30 Yr Pass Thru	4.000	02-20-44	563,939	574,513
30 Yr Pass Thru	4.000	05-15-44	471,994	481,562
30 Yr Pass Thru	4.000	09-20-45	87,138	87,846
30 Yr Pass Thru	4.000	11-20-45	1,661,696	1,690,776
30 Yr Pass Thru	4.000	12-20-45	637,359	648,513
30 Yr Pass Thru	4.000	03-20-46	217,953	221,699
30 Yr Pass Thru	4.000	05-20-46	127,755	129,950
30 Yr Pass Thru	4.000	03-20-47	410,472	416,757
30 Yr Pass Thru	4.000	04-20-47	1,430,362	1,451,817
30 Yr Pass Thru	4.000	05-20-47	1,667,362	1,690,809
30 Yr Pass Thru	4.000	06-20-47	746,233	756,727
30 Yr Pass Thru	4.000	08-20-47	93,985	95,336
30 Yr Pass Thru	4.000	01-20-48	147,160	149,253
30 Yr Pass Thru	4.000	02-20-48	71,277	72,280
30 Yr Pass Thru	4.000	08-20-48	8,930	9,055
30 Yr Pass Thru	4.000	10-20-48	284,441	288,307
30 Yr Pass Thru	4.000	11-20-48	160,000	162,125
30 Yr Pass Thru (C)	4.500	TBA	1,600,000	1,651,625
30 Yr Pass Thru	4.500	06-20-34	43,944	45,660
30 Yr Pass Thru	4.500	05-15-39	118,984	124,464
30 Yr Pass Thru	4.500	06-15-39	214,187	224,051
30 Yr Pass Thru	4.500	08-15-39	95,532	99,931
30 Yr Pass Thru	4.500	10-20-39	113,558	118,469
30 Yr Pass Thru	4.500	11-20-39	18,637	19,443
12	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	12-20-39	344,654	$359,558
30 Yr Pass Thru	4.500	02-20-40	84,427	88,078
30 Yr Pass Thru	4.500	03-20-40	63,191	65,923
30 Yr Pass Thru	4.500	05-20-40	434,937	454,085
30 Yr Pass Thru	4.500	06-15-40	959,375	1,001,010
30 Yr Pass Thru	4.500	06-15-40	103,844	108,415
30 Yr Pass Thru	4.500	07-15-40	145,805	152,520
30 Yr Pass Thru	4.500	07-20-40	8,430	8,802
30 Yr Pass Thru	4.500	09-20-40	621,964	649,345
30 Yr Pass Thru	4.500	10-20-40	106,036	110,704
30 Yr Pass Thru	4.500	11-20-40	888,245	927,071
30 Yr Pass Thru	4.500	02-20-41	198,175	206,838
30 Yr Pass Thru	4.500	03-20-41	20,212	21,095
30 Yr Pass Thru	4.500	09-20-41	55,500	57,848
30 Yr Pass Thru	4.500	09-15-45	22,123	23,090
30 Yr Pass Thru	4.500	01-20-46	60,405	62,677
30 Yr Pass Thru	4.500	02-20-46	397,542	412,496
30 Yr Pass Thru	4.500	07-20-46	23,585	24,487
30 Yr Pass Thru	4.500	08-20-46	343,964	357,656
30 Yr Pass Thru	4.500	09-20-46	36,794	38,339
30 Yr Pass Thru	4.500	11-20-46	28,045	29,196
30 Yr Pass Thru	4.500	07-20-47	644,486	667,521
30 Yr Pass Thru	4.500	08-20-47	821,933	849,512
30 Yr Pass Thru	4.500	01-20-48	75,354	77,883
30 Yr Pass Thru	4.500	07-20-48	395,117	408,004
30 Yr Pass Thru	4.500	08-20-48	104,228	107,635
30 Yr Pass Thru (C)	5.000	TBA	1,400,000	1,460,012
30 Yr Pass Thru	5.000	06-20-33	7,370	7,781
30 Yr Pass Thru	5.000	08-15-33	1,982	2,097
30 Yr Pass Thru	5.000	08-15-33	5,458	5,769
30 Yr Pass Thru	5.000	08-20-33	14,500	15,311
30 Yr Pass Thru	5.000	09-15-33	66,826	70,664
30 Yr Pass Thru	5.000	11-15-33	12,145	12,837
30 Yr Pass Thru	5.000	02-15-34	15,379	16,250
30 Yr Pass Thru	5.000	04-15-34	6,145	6,498
30 Yr Pass Thru	5.000	10-15-34	1,917	2,026
30 Yr Pass Thru	5.000	12-20-34	6,005	6,356
30 Yr Pass Thru	5.000	11-15-35	23,612	24,990
30 Yr Pass Thru	5.000	12-20-35	70,149	74,314
30 Yr Pass Thru	5.000	01-20-36	18,305	19,398
30 Yr Pass Thru	5.000	05-20-36	4,305	4,564
30 Yr Pass Thru	5.000	04-20-38	28,651	30,451
30 Yr Pass Thru	5.000	10-15-39	37,150	39,626
30 Yr Pass Thru	5.000	10-20-39	444,707	472,716
30 Yr Pass Thru	5.000	11-15-39	237,521	253,353
30 Yr Pass Thru	5.000	02-20-40	6,522	6,932
30 Yr Pass Thru	5.000	05-20-40	507,260	529,380
30 Yr Pass Thru	5.000	06-15-40	252,741	267,888
30 Yr Pass Thru	5.000	06-20-40	29,337	31,018
30 Yr Pass Thru	5.000	08-20-40	58,936	62,295
30 Yr Pass Thru	5.000	09-20-40	74,140	78,366
30 Yr Pass Thru	5.000	10-20-40	15,456	16,341
30 Yr Pass Thru	5.000	03-20-41	304,997	324,111
30 Yr Pass Thru	5.000	04-20-41	112,785	119,143
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	08-20-42	93,091	$98,987
30 Yr Pass Thru	5.000	12-20-45	284,780	297,199
30 Yr Pass Thru	5.000	06-20-47	66,992	70,227
30 Yr Pass Thru	5.000	07-20-47	153,613	160,744
30 Yr Pass Thru	5.000	08-20-47	837,183	876,830
30 Yr Pass Thru	5.000	09-20-47	520,543	545,195
30 Yr Pass Thru	5.000	10-20-47	142,376	149,119
30 Yr Pass Thru	5.000	11-20-47	595,709	623,921
30 Yr Pass Thru	5.000	12-20-47	323,804	339,139
30 Yr Pass Thru	5.000	01-20-48	26,700	27,931
30 Yr Pass Thru	5.000	02-20-48	98,076	102,506
30 Yr Pass Thru	5.000	05-20-48	506,451	528,852
30 Yr Pass Thru	5.000	05-20-48	29,024	30,280
30 Yr Pass Thru	5.000	05-20-48	59,662	62,245
30 Yr Pass Thru	5.000	06-20-48	33,700	35,159
30 Yr Pass Thru	5.000	07-20-48	1,035,362	1,081,483
30 Yr Pass Thru	5.000	08-20-48	322,868	337,250
30 Yr Pass Thru	5.000	08-20-48	144,504	150,761
30 Yr Pass Thru	5.000	09-20-48	962,649	1,005,530
30 Yr Pass Thru	5.000	09-20-48	169,572	176,967
30 Yr Pass Thru	5.000	10-20-48	212,689	222,297
30 Yr Pass Thru	5.500	02-15-29	874	933
30 Yr Pass Thru	5.500	03-15-29	1,084	1,157
30 Yr Pass Thru	5.500	10-20-32	28,703	30,634
30 Yr Pass Thru	5.500	11-20-32	1,918	2,047
30 Yr Pass Thru	5.500	12-20-32	621	663
30 Yr Pass Thru	5.500	02-20-33	252,847	270,051
30 Yr Pass Thru	5.500	04-15-33	126,901	136,985
30 Yr Pass Thru	5.500	04-20-33	1,477	1,578
30 Yr Pass Thru	5.500	05-20-33	3,878	4,144
30 Yr Pass Thru	5.500	06-20-33	2,513	2,686
30 Yr Pass Thru	5.500	07-15-33	21,695	23,475
30 Yr Pass Thru	5.500	07-15-33	205,041	221,865
30 Yr Pass Thru	5.500	07-20-33	165,508	176,858
30 Yr Pass Thru	5.500	08-20-33	3,604	3,852
30 Yr Pass Thru	5.500	09-15-33	19,775	21,345
30 Yr Pass Thru	5.500	09-20-33	12,775	13,658
30 Yr Pass Thru	5.500	10-20-33	1,639	1,753
30 Yr Pass Thru	5.500	11-20-33	4,772	5,103
30 Yr Pass Thru	5.500	12-15-33	12,076	13,057
30 Yr Pass Thru	5.500	12-15-33	161,070	174,428
30 Yr Pass Thru	5.500	12-20-33	1,889	2,020
30 Yr Pass Thru	5.500	02-20-34	6,964	7,450
30 Yr Pass Thru	5.500	04-20-34	2,578	2,759
30 Yr Pass Thru	5.500	05-20-34	29,241	31,305
30 Yr Pass Thru	5.500	07-20-34	31,779	34,023
30 Yr Pass Thru	5.500	10-20-34	85,511	91,649
30 Yr Pass Thru	5.500	02-20-35	25,509	27,352
30 Yr Pass Thru	5.500	05-20-35	1,653	1,774
30 Yr Pass Thru	5.500	07-20-35	70,512	75,700
30 Yr Pass Thru	5.500	08-20-35	20,771	22,243
30 Yr Pass Thru	5.500	10-20-35	1,559	1,669
30 Yr Pass Thru	5.500	02-20-36	1,137	1,218
30 Yr Pass Thru	5.500	04-20-36	16,732	17,940
14	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	10-15-38	136,932	$148,137
30 Yr Pass Thru	5.500	01-20-40	193,251	207,748
30 Yr Pass Thru	5.500	10-20-40	737	790
30 Yr Pass Thru	5.500	03-20-44	87,262	93,554
30 Yr Pass Thru	5.500	05-20-48	223,227	235,718
30 Yr Pass Thru	6.000	04-20-28	5,794	6,244
30 Yr Pass Thru	6.000	01-20-32	2,586	2,834
30 Yr Pass Thru	6.000	02-20-33	167,833	184,626
30 Yr Pass Thru	6.000	08-15-33	16,708	18,327
30 Yr Pass Thru	6.000	07-15-34	61,845	67,900
30 Yr Pass Thru	6.000	03-15-36	30,582	33,961
30 Yr Pass Thru	6.000	04-15-36	85,118	94,472
30 Yr Pass Thru	6.000	07-15-36	38,014	41,848
30 Yr Pass Thru	6.000	12-20-36	24,308	26,751
30 Yr Pass Thru	6.000	11-15-37	2,405	2,660
30 Yr Pass Thru	6.000	01-15-38	883	976
30 Yr Pass Thru	6.000	03-15-38	525	581
30 Yr Pass Thru	6.000	09-20-38	43,204	47,700
30 Yr Pass Thru	6.000	12-15-38	164,610	182,838
30 Yr Pass Thru	6.000	02-20-39	5,526	6,104
30 Yr Pass Thru	6.500	05-15-24	4,465	4,731
30 Yr Pass Thru	6.500	03-15-26	232	252
30 Yr Pass Thru	6.500	03-20-26	1,670	1,796
30 Yr Pass Thru	6.500	04-15-26	74	76
30 Yr Pass Thru	6.500	05-15-26	135	145
30 Yr Pass Thru	6.500	05-15-26	699	758
30 Yr Pass Thru	6.500	01-15-27	408	440
30 Yr Pass Thru	6.500	01-15-28	1,444	1,574
30 Yr Pass Thru	6.500	04-15-28	115	124
30 Yr Pass Thru	6.500	04-15-28	232	256
30 Yr Pass Thru	6.500	05-15-28	765	838
30 Yr Pass Thru	6.500	05-15-28	270	294
30 Yr Pass Thru	6.500	05-15-28	1,014	1,115
30 Yr Pass Thru	6.500	08-15-28	352	389
30 Yr Pass Thru	6.500	08-15-28	448	475
30 Yr Pass Thru	6.500	08-15-28	223	246
30 Yr Pass Thru	6.500	08-15-28	61	61
30 Yr Pass Thru	6.500	08-15-28	97	106
30 Yr Pass Thru	6.500	09-15-28	278	305
30 Yr Pass Thru	6.500	09-15-28	743	821
30 Yr Pass Thru	6.500	09-15-28	431	473
30 Yr Pass Thru	6.500	10-15-28	497	549
30 Yr Pass Thru	6.500	10-15-28	441	485
30 Yr Pass Thru	6.500	10-20-28	3,034	3,325
30 Yr Pass Thru	6.500	02-15-29	1,532	1,688
30 Yr Pass Thru	6.500	02-20-29	19,223	21,095
30 Yr Pass Thru	6.500	03-15-29	519	575
30 Yr Pass Thru	6.500	04-15-29	84	86
30 Yr Pass Thru	6.500	04-20-29	159	174
30 Yr Pass Thru	6.500	07-15-29	1,100	1,215
30 Yr Pass Thru	6.500	05-15-31	207	230
30 Yr Pass Thru	6.500	06-15-31	2,066	2,300
30 Yr Pass Thru	6.500	06-15-31	66	69
30 Yr Pass Thru	6.500	08-15-31	442	492
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	15

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.500	08-15-31	436	$483
30 Yr Pass Thru	6.500	08-20-31	118,221	131,652
30 Yr Pass Thru	6.500	10-20-31	20,941	23,351
30 Yr Pass Thru	6.500	08-15-32	735	821
30 Yr Pass Thru	6.500	08-15-32	1,034	1,156
30 Yr Pass Thru	6.500	02-15-33	3,958	4,455
30 Yr Pass Thru	6.500	02-15-33	3,733	4,202
30 Yr Pass Thru	6.500	02-15-33	5,791	6,480
30 Yr Pass Thru	6.500	02-15-33	5,421	6,097
30 Yr Pass Thru	6.500	02-15-33	1,185	1,332
30 Yr Pass Thru	6.500	03-15-33	3,517	3,961
30 Yr Pass Thru	7.000	02-15-26	242	264
30 Yr Pass Thru	7.000	10-15-26	161	176
30 Yr Pass Thru	7.000	11-15-27	465	514
30 Yr Pass Thru	7.000	01-15-28	212	232
30 Yr Pass Thru	7.000	01-15-28	359	396
30 Yr Pass Thru	7.000	01-15-28	134	145
30 Yr Pass Thru	7.000	01-15-28	54	59
30 Yr Pass Thru	7.000	01-15-28	1,019	1,129
30 Yr Pass Thru	7.000	01-15-28	200	222
30 Yr Pass Thru	7.000	01-15-28	596	660
30 Yr Pass Thru	7.000	01-20-28	402	443
30 Yr Pass Thru	7.000	04-15-28	7,277	8,078
30 Yr Pass Thru	7.000	04-15-28	330	367
30 Yr Pass Thru	7.000	05-15-28	260	284
30 Yr Pass Thru	7.000	05-15-28	667	744
30 Yr Pass Thru	7.000	05-20-28	198	219
30 Yr Pass Thru	7.000	06-15-28	2,377	2,635
30 Yr Pass Thru	7.000	07-15-28	3,933	4,343
30 Yr Pass Thru	7.000	07-15-28	3,557	3,941
30 Yr Pass Thru	7.000	07-15-28	6,378	7,028
30 Yr Pass Thru	7.000	07-15-28	686	762
30 Yr Pass Thru	7.000	07-15-28	587	653
30 Yr Pass Thru	7.000	07-15-28	176	197
30 Yr Pass Thru	7.000	07-15-28	885	967
30 Yr Pass Thru	7.000	08-15-28	454	508
30 Yr Pass Thru	7.000	08-15-28	245	274
30 Yr Pass Thru	7.000	09-15-28	88	97
30 Yr Pass Thru	7.000	10-15-28	2,118	2,350
30 Yr Pass Thru	7.000	11-15-28	359	398
30 Yr Pass Thru	7.000	11-15-28	861	956
30 Yr Pass Thru	7.000	01-15-29	857	958
30 Yr Pass Thru	7.000	03-15-29	352	392
30 Yr Pass Thru	7.000	04-15-29	978	1,088
30 Yr Pass Thru	7.000	05-15-29	168	187
30 Yr Pass Thru	7.000	06-20-29	454	506
30 Yr Pass Thru	7.000	07-15-29	274	305
30 Yr Pass Thru	7.000	07-15-29	820	908
30 Yr Pass Thru	7.000	08-15-29	10,318	11,540
30 Yr Pass Thru	7.000	08-20-29	2,828	3,159
30 Yr Pass Thru	7.000	10-20-29	681	760
30 Yr Pass Thru	7.000	08-20-30	970	1,094
30 Yr Pass Thru	7.000	10-20-30	2,523	2,846
30 Yr Pass Thru	7.000	02-20-31	485	547
16	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	04-15-31		337	$381
30 Yr Pass Thru	7.000	04-15-31		310	348
30 Yr Pass Thru	7.000	04-20-31		1,162	1,312
30 Yr Pass Thru	7.000	05-20-31		798	901
30 Yr Pass Thru	7.000	07-15-31		352	397
30 Yr Pass Thru	7.000	07-15-31		58,127	65,627
30 Yr Pass Thru	7.000	07-20-31		713	802
30 Yr Pass Thru	7.000	08-15-31		392	438
30 Yr Pass Thru	7.000	08-15-31		180	203
30 Yr Pass Thru	7.000	08-15-31		340	384
30 Yr Pass Thru	7.000	09-15-31		732	830
30 Yr Pass Thru	7.000	09-15-31		580	657
30 Yr Pass Thru	7.000	09-15-31		1,299	1,460
30 Yr Pass Thru	7.000	11-15-31		185	209
30 Yr Pass Thru	7.000	11-15-31		668	757
30 Yr Pass Thru	7.000	12-15-31		479	541
30 Yr Pass Thru	7.000	02-15-32		320	363
30 Yr Pass Thru	7.000	05-15-32		382	434
30 Yr Pass Thru	7.000	07-15-32		159	180
30 Yr Pass Thru	7.000	08-15-32		623	702
30 Yr Pass Thru	7.000	01-20-34		601	681
30 Yr Pass Thru	9.250	11-15-19		33	34
30 Yr Pass Thru	9.250	12-15-19		110	112
30 Yr Pass Thru	9.750	02-15-21		585	618

30 Yr Pass Thru	10.250	11-15-20		495	522
Foreign government obligations 14.8%					$115,707,682
(Cost $123,085,362)
Albania 0.0%					234,211
Republic of Albania	3.500	10-09-25	EUR	100,000	112,454
Republic of Albania	5.750	11-12-20	EUR	100,000	121,757
Argentina 0.6%					4,918,373
Provincia de Buenos Aires (D)	7.875	06-15-27		150,000	115,125
Provincia de Buenos Aires (D)	9.125	03-16-24		150,000	130,425
Provincia de Buenos Aires (Argentina Deposit Rate Badlar Private Banks + 3.830%) (B)	54.086	05-31-22	ARS	1,963,000	47,083
Republic of Argentina	3.375	01-15-23	EUR	280,000	263,398
Republic of Argentina	5.250	01-15-28	EUR	100,000	85,461
Republic of Argentina	5.625	01-26-22		310,000	274,195
Republic of Argentina	5.875	01-11-28		585,000	437,878
Republic of Argentina	6.875	04-22-21		150,000	141,525
Republic of Argentina	7.125	07-06-36		200,000	148,500
Republic of Argentina	7.125	06-28-17		253,000	183,299
Republic of Argentina	7.500	04-22-26		2,130,000	1,808,391
Republic of Argentina	8.280	12-31-33		70,102	59,342
Republic of Argentina	8.280	12-31-33		1,296,885	1,097,826
Republic of Argentina (2.500% to 3-31-19, then 3.750% to 3-31-29, then 5.250% thereafter)	2.500	12-31-38		100,000	55,200
Republic of Argentina, GDP-Linked Note (E)	4.399*	12-15-35		1,725,000	70,725
Australia 0.1%					626,253
Commonwealth of Australia	3.000	03-21-47	AUD	390,000	279,471
New South Wales Treasury Corp.	4.000	05-20-26	AUD	438,000	346,782
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	17

	Rate (%)	Maturity date		Par value^	Value
Austria 0.0%					$227,172
Republic of Austria (D)	3.800	01-26-62	EUR	117,000	227,172
Bahamas 0.2%					1,197,700
Commonwealth of Bahamas (D)	6.000	11-21-28		1,180,000	1,197,700
Belgium 0.1%					707,210
Kingdom of Belgium (D)	4.250	03-28-41	EUR	319,000	542,975
Kingdom of Belgium (D)	5.000	03-28-35	EUR	94,000	164,235
Bermuda 0.1%					598,500
Government of Bermuda	4.750	02-15-29		600,000	598,500
Brazil 0.7%					5,770,001
Federative Republic of Brazil	4.625	01-13-28		400,000	378,204
Federative Republic of Brazil	5.000	01-27-45		200,000	167,000
Federative Republic of Brazil	5.625	01-07-41		350,000	322,179
Federative Republic of Brazil	6.000	04-07-26		200,000	210,716
Federative Republic of Brazil	10.000	01-01-21	BRL	9,236,000	2,576,772
Federative Republic of Brazil	10.000	01-01-23	BRL	1,555,000	431,510
Federative Republic of Brazil	10.000	01-01-25	BRL	4,751,000	1,307,161
Federative Republic of Brazil, Inflation Linked Note	6.000	05-15-45	BRL	409,000	376,459
Canada 0.3%					2,015,768
Government of Canada	2.000	09-01-23	CAD	1,750,000	1,304,614
Government of Canada	3.500	12-01-45	CAD	328,000	300,635
Province of Ontario	2.600	06-02-25	CAD	125,000	92,806
Province of Ontario	3.500	06-02-43	CAD	54,000	42,231
Province of Ontario	3.500	06-02-43	CAD	25,000	19,522
Province of Quebec	5.000	12-01-38	CAD	270,000	255,960
Chile 0.4%					3,001,584
Republic of Chile	4.500	03-01-21	CLP	730,000,000	1,116,037
Republic of Chile	4.500	03-01-26	CLP	1,200,000,000	1,824,615
Republic of Chile	4.700	09-01-30	CLP	40,000,000	60,932
Colombia 0.8%					6,092,600
Republic of Colombia	4.000	02-26-24		875,000	861,438
Republic of Colombia	4.500	03-15-29		570,000	557,466
Republic of Colombia	5.000	06-15-45		450,000	420,300
Republic of Colombia	5.625	02-26-44		200,000	202,202
Republic of Colombia	6.000	04-28-28	COP	3,138,400,000	905,439
Republic of Colombia	6.125	01-18-41		400,000	424,600
Republic of Colombia	7.000	05-04-22	COP	140,000,000	44,857
Republic of Colombia	7.500	08-26-26	COP	5,825,800,000	1,876,664
Republic of Colombia	10.000	07-24-24	COP	2,210,600,000	799,634
Costa Rica 0.0%					171,000
Republic of Costa Rica	4.375	04-30-25		200,000	171,000
Cyprus 0.2%					1,778,511
Republic of Cyprus	2.375	09-25-28	EUR	320,000	359,547
Republic of Cyprus	2.750	06-27-24	EUR	40,000	47,929
Republic of Cyprus	3.750	07-26-23	EUR	333,000	417,584
Republic of Cyprus	3.875	05-06-22	EUR	414,000	515,541
Republic of Cyprus	4.250	11-04-25	EUR	337,000	437,910
Czech Republic 0.1%					594,129
Government of Czech Republic	1.000	06-26-26	CZK	5,700,000	230,615
Government of Czech Republic	3.625	04-14-21	EUR	176,000	216,333
18	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Czech Republic (continued)
Government of Czech Republic	3.875	05-24-22	EUR	115,000	$147,181
Dominican Republic 0.1%					635,750
Government of Dominican Republic	5.500	01-27-25		200,000	195,300
Government of Dominican Republic	6.850	01-27-45		460,000	440,450
Ecuador 0.0%					206,600
Republic of Ecuador (D)	10.750	03-28-22		200,000	206,600
Egypt 0.1%					551,868
Arab Republic of Egypt (D)	8.500	01-31-47		605,000	551,868
El Salvador 0.1%					990,468
Republic of El Salvador	5.875	01-30-25		100,000	90,543
Republic of El Salvador (D)	6.375	01-18-27		260,000	235,300
Republic of El Salvador (D)	8.625	02-28-29		620,000	633,950
Republic of El Salvador	8.625	02-28-29		30,000	30,675
France 0.3%					2,152,373
Government of France	1.750	11-25-24	EUR	100,000	124,425
Government of France (D)	1.750	05-25-66	EUR	4,000	4,398
Government of France	3.250	05-25-45	EUR	1,201,000	1,867,152
Government of France	5.750	10-25-32	EUR	85,000	156,398
Germany 0.0%					113,648
Federal Republic of Germany	1.250	08-15-48	EUR	94,000	113,648
Ghana 0.2%					1,340,588
Republic of Ghana	8.125	01-18-26		1,200,000	1,149,228
Republic of Ghana	8.125	01-18-26		200,000	191,360
Grenada 0.0%					56,924
Government of Grenada	7.000	05-12-30		63,249	56,924
Hungary 0.1%					541,171
Republic of Hungary	2.500	10-24-24	HUF	49,000,000	170,168
Republic of Hungary	3.000	10-27-27	HUF	107,170,000	371,003
India 0.5%					3,943,950
Export-Import Bank of India	3.375	08-05-26		300,000	273,603
National Highways Authority of India	7.300	05-18-22	INR	10,000,000	135,311
Republic of India	6.970	09-06-26	INR	30,000,000	412,841
Republic of India	7.160	05-20-23	INR	64,400,000	909,446
Republic of India	7.800	04-11-21	INR	38,700,000	560,989
Republic of India	8.120	12-10-20	INR	10,000,000	145,530
Republic of India	8.200	09-24-25	INR	27,000,000	399,170
Republic of India	8.400	07-28-24	INR	53,100,000	792,898
Republic of India	8.600	06-02-28	INR	20,850,000	314,162
Indonesia 1.0%					7,845,645
Perusahaan Penerbit SBSN Indonesia III	4.350	09-10-24		750,000	736,875
Perusahaan Penerbit SBSN Indonesia III	4.550	03-29-26		1,120,000	1,095,472
Republic of Indonesia	2.950	01-11-23		200,000	189,676
Republic of Indonesia (D)	3.700	01-08-22		480,000	472,999
Republic of Indonesia	3.750	06-14-28	EUR	422,000	511,211
Republic of Indonesia	4.625	04-15-43		220,000	196,980
Republic of Indonesia	5.250	01-17-42		300,000	291,556
Republic of Indonesia	5.625	05-15-23	IDR	2,800,000,000	179,325
Republic of Indonesia	6.125	05-15-28	IDR	22,294,000,000	1,379,492
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	19

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	7.000	05-15-27	IDR	3,210,000,000	$211,195
Republic of Indonesia	8.250	06-15-32	IDR	4,345,000,000	305,472
Republic of Indonesia	8.250	05-15-36	IDR	3,665,000,000	256,505
Republic of Indonesia	8.375	03-15-24	IDR	4,810,000,000	342,863
Republic of Indonesia	8.750	05-15-31	IDR	8,145,000,000	597,780
Republic of Indonesia	9.500	07-15-31	IDR	6,480,000,000	501,729
Republic of Indonesia	9.500	05-15-41	IDR	3,102,000,000	240,159
Republic of Indonesia	10.000	09-15-24	IDR	4,440,000,000	336,356
Ireland 0.2%					1,352,816
Republic of Ireland	1.000	05-15-26	EUR	488,000	568,251
Republic of Ireland	4.500	04-18-20	EUR	166,000	200,824
Republic of Ireland	5.400	03-13-25	EUR	394,000	583,741
Israel 0.2%					1,719,359
Government of Israel	1.500	01-18-27	EUR	230,000	264,815
Government of Israel	1.750	08-31-25	ILS	3,877,000	1,036,042
Government of Israel	4.625	03-18-20	EUR	194,000	232,256
Government of Israel	5.500	01-31-42	ILS	490,000	186,246
Italy 0.5%					3,635,201
Republic of Italy	2.000	12-01-25	EUR	515,000	554,858
Republic of Italy	4.500	03-01-24	EUR	439,000	545,319
Republic of Italy	4.750	09-01-21	EUR	694,000	852,224
Republic of Italy	5.000	03-01-22	EUR	282,000	351,151
Republic of Italy	5.500	09-01-22	EUR	1,045,000	1,331,649
Ivory Coast 0.1%					689,034
Republic of Ivory Coast	5.750	12-31-32		356,125	314,861
Republic of Ivory Coast	6.375	03-03-28		200,000	179,216
Republic of Ivory Coast	6.625	03-22-48	EUR	200,000	194,957
Jamaica 0.1%					703,120
Government of Jamaica	7.875	07-28-45		200,000	226,000
Government of Jamaica	8.000	03-15-39		420,000	477,120
Japan 1.1%					8,972,958
Government of Japan	0.100	06-20-21	JPY	104,300,000	924,218
Government of Japan	0.600	06-20-37	JPY	30,300,000	269,998
Government of Japan	0.700	03-20-37	JPY	103,900,000	943,277
Government of Japan	1.200	12-20-34	JPY	208,700,000	2,063,728
Government of Japan	1.400	09-20-34	JPY	112,350,000	1,142,369
Government of Japan	1.400	03-20-55	JPY	23,600,000	238,919
Government of Japan	1.700	09-20-44	JPY	84,400,000	908,849
Government of Japan	2.200	09-20-39	JPY	12,850,000	147,766
Government of Japan	2.500	09-20-37	JPY	88,900,000	1,055,237
Government of Japan, CPI Linked Bond	0.100	03-10-24	JPY	33,248,000	302,414
Government of Japan, CPI Linked Bond	0.100	09-10-24	JPY	44,787,300	408,359
Government of Japan, CPI Linked Bond	0.100	03-10-25	JPY	62,096,900	567,824
Kenya 0.0%					178,876
Republic of Kenya	7.250	02-28-28		200,000	178,876
Lebanon 0.1%					925,938
Republic of Lebanon	5.800	04-14-20		100,000	93,250
Republic of Lebanon	6.600	11-27-26		130,000	98,795
Republic of Lebanon	6.650	04-22-24		100,000	81,114
Republic of Lebanon	6.850	03-23-27		850,000	652,779
20	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Malaysia 0.4%					$3,298,129
Government of Malaysia	4.160	07-15-21	MYR	400,000	96,654
Government of Malaysia	4.232	06-30-31	MYR	2,307,000	538,697
Government of Malaysia	4.390	07-07-23	MYR	1,660,000	403,657
Government of Malaysia	4.392	04-15-26	MYR	3,480,000	845,022
Government of Malaysia	4.498	04-15-30	MYR	790,000	190,648
Government of Malaysia	4.736	03-15-46	MYR	5,095,000	1,175,603
Government of Malaysia	4.921	07-06-48	MYR	200,000	47,848
Mexico 0.8%					6,362,243
Government of Mexico	3.750	01-11-28		500,000	462,500
Government of Mexico	4.000	10-02-23		80,000	78,828
Government of Mexico	4.000	10-02-23		4,000	3,942
Government of Mexico	4.125	01-21-26		200,000	193,000
Government of Mexico	4.500	12-04-25	MXN	6,392,652	314,137
Government of Mexico	4.600	01-23-46		445,000	382,700
Government of Mexico	4.750	03-08-44		160,000	140,800
Government of Mexico	5.750	03-05-26	MXN	4,000,000	162,060
Government of Mexico	6.500	06-10-21	MXN	19,900,000	929,799
Government of Mexico	7.500	06-03-27	MXN	1,500,000	66,688
Government of Mexico	7.750	05-29-31	MXN	33,330,000	1,443,144
Government of Mexico	7.750	11-13-42	MXN	1,739,000	70,302
Government of Mexico	8.000	06-11-20	MXN	4,053,000	197,630
Government of Mexico	8.000	12-07-23	MXN	28,000,000	1,324,741
Government of Mexico	8.500	05-31-29	MXN	8,050,000	376,069
Government of Mexico	8.500	11-18-38	MXN	800,000	35,381
Government of Mexico	10.000	12-05-24	MXN	3,510,000	180,522
Mongolia 0.1%					762,656
Development Bank of Mongolia LLC	7.250	10-23-23		200,000	194,546
Government of Mongolia	5.125	12-05-22		200,000	185,894
Government of Mongolia	10.875	04-06-21		350,000	382,216
Morocco 0.0%					242,229
Kingdom of Morocco	4.500	10-05-20	EUR	200,000	242,229
Nigeria 0.0%					174,482
Federal Republic of Nigeria (D)	6.500	11-28-27		200,000	174,482
Norway 0.0%					89,345
Government of Norway (D)	3.000	03-14-24	NOK	714,000	89,345
Oman 0.1%					989,251
Sultanate of Oman (D)	4.750	06-15-26		400,000	360,270
Sultanate of Oman	4.750	06-15-26		300,000	270,203
Sultanate of Oman	5.375	03-08-27		200,000	183,948
Sultanate of Oman (D)	6.750	01-17-48		200,000	174,830
Pakistan 0.0%					199,113
Islamic Republic of Pakistan	8.250	04-15-24		200,000	199,113
Peru 0.1%					935,368
Republic of Peru	5.200	09-12-23	PEN	500,000	151,490
Republic of Peru (D)	6.150	08-12-32	PEN	1,010,000	302,007
Republic of Peru (D)	6.350	08-12-28	PEN	490,000	152,163
Republic of Peru	6.900	08-12-37	PEN	1,048,000	329,708
Philippines 0.0%					178,126
Republic of Philippines	3.900	11-26-22	PHP	10,000,000	178,126
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	21

	Rate (%)	Maturity date		Par value^	Value
Poland 0.3%					$2,554,146
Republic of Poland	1.750	07-25-21	PLN	2,500,000	659,073
Republic of Poland	2.250	04-25-22	PLN	1,055,000	280,247
Republic of Poland	2.500	07-25-27	PLN	1,140,000	290,360
Republic of Poland	4.000	10-25-23	PLN	4,673,000	1,324,466
Qatar 0.0%					204,108
Government of Qatar (D)	4.500	04-23-28		200,000	204,108
Romania 0.5%					4,125,843
Government of Romania	3.250	03-22-21	RON	800,000	192,777
Government of Romania	3.400	03-08-22	RON	1,200,000	286,235
Government of Romania	4.250	06-28-23	RON	2,090,000	505,475
Government of Romania	4.625	09-18-20	EUR	270,000	330,492
Government of Romania	4.750	02-24-25	RON	4,430,000	1,087,054
Government of Romania	4.875	11-07-19	EUR	125,000	147,825
Government of Romania	5.000	02-12-29	RON	300,000	72,717
Government of Romania	5.800	07-26-27	RON	1,410,000	366,100
Government of Romania	5.850	04-26-23	RON	2,520,000	649,910
Government of Romania	5.950	06-11-21	RON	1,910,000	487,258
Russia 0.3%					2,675,916
Government of Russia	7.050	01-19-28	RUB	13,850,000	187,455
Government of Russia	7.100	10-16-24	RUB	9,580,000	134,763
Government of Russia	7.600	07-20-22	RUB	89,492,000	1,315,800
Government of Russia	8.150	02-03-27	RUB	70,397,000	1,029,162
Government of Russia	8.500	09-17-31	RUB	590,000	8,736
Saudi Arabia 0.1%					369,941
Kingdom of Saudi Arabia	3.250	10-26-26		400,000	369,941
Senegal 0.1%					376,830
Republic of Senegal	4.750	03-13-28	EUR	200,000	208,252
Republic of Senegal (D)	6.250	05-23-33		200,000	168,578
Serbia 0.2%					1,179,130
Republic of Serbia	7.250	09-28-21		1,100,000	1,179,130
Singapore 0.1%					348,641
Republic of Singapore	3.125	09-01-22	SGD	461,000	348,641
Slovenia 0.2%					1,253,397
Republic of Slovenia	1.250	03-22-27	EUR	423,000	488,749
Republic of Slovenia	1.500	03-25-35	EUR	99,000	108,896
Republic of Slovenia	2.125	07-28-25	EUR	185,000	229,951
Republic of Slovenia	5.125	03-30-26	EUR	82,000	122,224
Republic of Slovenia (D)	5.250	02-18-24		284,000	303,577
South Africa 0.8%					6,612,770
Republic of South Africa	4.850	09-27-27		275,000	250,474
Republic of South Africa	5.375	07-24-44		200,000	168,189
Republic of South Africa	5.650	09-27-47		400,000	342,781
Republic of South Africa	6.250	03-08-41		200,000	188,267
Republic of South Africa	7.000	02-28-31	ZAR	6,712,000	397,703
Republic of South Africa	7.000	02-28-31	ZAR	9,523,000	564,263
Republic of South Africa	7.750	02-28-23	ZAR	11,250,000	796,940
Republic of South Africa	8.000	01-31-30	ZAR	18,811,000	1,227,171
Republic of South Africa	8.250	03-31-32	ZAR	3,300,000	214,133
Republic of South Africa	8.500	01-31-37	ZAR	3,780,000	242,964
22	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
South Africa (continued)
Republic of South Africa	10.500	12-21-26	ZAR	28,354,000	$2,219,885
South Korea 0.2%					1,310,144
Republic of Korea	3.000	09-10-24	KRW	1,397,010,000	1,310,144
Sri Lanka 0.2%					1,691,898
Republic of Sri Lanka	5.750	01-18-22		300,000	276,867
Republic of Sri Lanka	5.875	07-25-22		200,000	182,023
Republic of Sri Lanka	6.125	06-03-25		200,000	172,700
Republic of Sri Lanka	6.125	06-03-25		200,000	173,139
Republic of Sri Lanka (D)	6.200	05-11-27		200,000	169,661
Republic of Sri Lanka	6.200	05-11-27		300,000	254,491
Republic of Sri Lanka	6.250	07-27-21		300,000	284,360
Republic of Sri Lanka	6.825	07-18-26		200,000	178,657
Thailand 0.4%					3,294,082
Export Import Bank of Thailand (3 month LIBOR + 0.900%) (B)	3.545	11-20-23		200,000	200,443
Kingdom of Thailand	1.250	03-12-28	THB	12,577,259	356,411
Kingdom of Thailand	3.400	06-17-36	THB	10,300,000	322,551
Kingdom of Thailand	3.580	12-17-27	THB	1,800,000	58,464
Kingdom of Thailand	3.625	06-16-23	THB	20,740,000	667,270
Kingdom of Thailand	3.650	06-20-31	THB	20,470,000	661,642
Kingdom of Thailand	3.775	06-25-32	THB	3,901,000	128,086
Kingdom of Thailand	3.850	12-12-25	THB	9,800,000	323,288
Kingdom of Thailand	4.875	06-22-29	THB	16,032,000	575,927
Turkey 0.9%					7,113,280
Export Credit Bank of Turkey	4.250	09-18-22		200,000	173,927
Export Credit Bank of Turkey	5.375	02-08-21		200,000	188,952
Export Credit Bank of Turkey	5.375	10-24-23		200,000	175,379
Hazine Mustesarligi Varlik Kiralama AS	4.489	11-25-24		630,000	556,557
Republic of Turkey	4.875	10-09-26		700,000	589,302
Republic of Turkey	4.875	04-16-43		200,000	140,156
Republic of Turkey	6.000	03-25-27		1,000,000	896,985
Republic of Turkey	6.250	09-26-22		2,400,000	2,327,930
Republic of Turkey	6.875	03-17-36		130,000	114,275
Republic of Turkey	6.875	03-17-36		325,000	285,688
Republic of Turkey	7.000	03-11-19		120,000	120,444
Republic of Turkey	7.375	02-05-25		150,000	148,023
Republic of Turkey	9.400	07-08-20	TRY	740,000	123,759
Republic of Turkey	10.400	03-20-24	TRY	1,603,000	241,034
Republic of Turkey	10.600	02-11-26	TRY	5,885,000	869,093
Republic of Turkey	11.000	03-02-22	TRY	1,000,000	161,776
Ukraine 0.2%					1,299,077
Republic of Ukraine (D)	7.750	09-01-20		600,000	580,356
Republic of Ukraine	7.750	09-01-21		400,000	377,744
Republic of Ukraine	7.750	09-01-22		100,000	92,433
Republic of Ukraine (D)	7.750	09-01-23		212,000	192,867
Republic of Ukraine, GDP-Linked Note (D)(E)	2.221*	05-31-40		100,000	55,677
United Kingdom 0.3%					2,266,673
Government of United Kingdom	1.625	10-22-71	GBP	131,000	148,492
Government of United Kingdom	3.500	01-22-45	GBP	360,000	590,763
Government of United Kingdom	4.250	12-07-27	GBP	57,000	91,458
Government of United Kingdom	4.250	12-07-46	GBP	212,000	395,276
Government of United Kingdom	4.250	12-07-46	GBP	455,000	848,351
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	23

	Rate (%)	Maturity date		Par value^	Value
United Kingdom (continued)
Government of United Kingdom	4.750	12-07-30	GBP	111,000	$192,333
Venezuela 0.1%					432,131
Republic of Venezuela (F)	6.000	12-09-20		525,000	118,125
Republic of Venezuela (F)	7.750	10-13-19		580,000	130,500
Republic of Venezuela (F)	9.250	09-15-27		250,000	57,675
Republic of Venezuela (F)	11.750	10-21-26		250,000	60,675
Republic of Venezuela (F)	12.750	08-23-22		280,000	65,156
Vietnam 0.1%					879,434
Socialist Republic of Vietnam (D)	4.800	11-19-24		200,000	200,285
Socialist Republic of Vietnam	4.800	11-19-24		400,000	400,570

Socialist Republic of Vietnam	6.750	01-29-20		270,000	278,579
Corporate bonds 31.5%					$247,329,340
(Cost $259,882,630)
Communication services 4.6%					35,757,146
Diversified telecommunication services 0.9%
CenturyLink, Inc.	7.500	04-01-24		270,000	277,088
Frontier Communications Corp. (D)	8.500	04-01-26		135,000	122,522
GTP Acquisition Partners I LLC (D)	2.350	06-15-20		330,000	323,402
Intelsat Connect Finance SA (D)	9.500	02-15-23		305,000	285,175
Intelsat Jackson Holdings SA (D)	8.500	10-15-24		610,000	603,961
Intelsat Jackson Holdings SA (D)	9.500	09-30-22		925,000	1,066,063
Intelsat Jackson Holdings SA (D)	9.750	07-15-25		205,000	211,663
Iridium Communications, Inc. (D)	10.250	04-15-23		522,000	565,065
Level 3 Financing, Inc.	5.250	03-15-26		125,000	120,688
Level 3 Financing, Inc.	5.375	05-01-25		125,000	121,719
Radiate Holdco LLC (D)	6.875	02-15-23		255,000	238,425
SmarTone Finance, Ltd.	3.875	04-08-23		200,000	196,007
Telecom Italia SpA	2.375	10-12-27	EUR	200,000	197,147
Telecom Italia SpA (D)	5.303	05-30-24		405,000	380,194
Telecom Italia SpA	5.875	05-19-23	GBP	50,000	66,289
Telefonica Emisiones SAU	4.710	01-20-20	EUR	100,000	119,153
Telesat Canada (D)	8.875	11-15-24		335,000	357,613
UPCB Finance IV, Ltd. (D)	5.375	01-15-25		200,000	191,876
Verizon Communications, Inc.	3.376	02-15-25		316,000	304,124
Verizon Communications, Inc.	5.150	09-15-23		170,000	179,676
Verizon Communications, Inc.	5.250	03-16-37		230,000	236,416
West Corp. (D)	8.500	10-15-25		135,000	111,375
Zayo Group LLC (D)	5.750	01-15-27		120,000	114,600
Zayo Group LLC	6.375	05-15-25		625,000	613,281
Entertainment 0.2%
Netflix, Inc. (D)	4.625	05-15-29	EUR	465,000	517,064
Netflix, Inc.	4.875	04-15-28		280,000	258,300
Netflix, Inc. (D)	5.875	11-15-28		365,000	361,350
Netflix, Inc. (D)	6.375	05-15-29		310,000	313,875
Interactive media and services 0.5%
Alibaba Group Holding, Ltd.	2.500	11-28-19		200,000	198,352
Alibaba Group Holding, Ltd.	3.600	11-28-24		1,425,000	1,379,512
Baidu, Inc.	2.750	06-09-19		200,000	199,354
Baidu, Inc.	2.875	07-06-22		310,000	298,917
Baidu, Inc.	3.875	09-29-23		630,000	621,556
Baidu, Inc.	4.375	03-29-28		395,000	383,223
GTT Communications, Inc. (D)	7.875	12-31-24		380,000	348,650
24	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Interactive media and services (continued)
Tencent Holdings, Ltd. (D)	2.875	02-11-20		200,000	$198,799
Tencent Holdings, Ltd.	3.800	02-11-25		325,000	314,967
Media 2.4%
Altice Financing SA (D)	7.500	05-15-26		615,000	578,100
Altice Finco SA (D)	4.750	01-15-28	EUR	100,000	91,128
Altice France SA (D)	6.250	05-15-24		200,000	193,250
Altice France SA (D)	7.375	05-01-26		600,000	576,000
Altice France SA (D)	8.125	02-01-27		230,000	225,400
Altice Luxembourg SA (D)	7.625	02-15-25		1,160,000	939,600
Altice Luxembourg SA (D)	7.750	05-15-22		600,000	571,500
AMC Entertainment Holdings, Inc.	5.750	06-15-25		570,000	515,850
CCO Holdings LLC (D)	5.000	02-01-28		915,000	852,094
CCO Holdings LLC (D)	5.125	05-01-27		399,000	378,053
CCO Holdings LLC (D)	5.500	05-01-26		405,000	394,369
Charter Communications Operating LLC	3.579	07-23-20		100,000	99,630
Charter Communications Operating LLC	4.464	07-23-22		110,000	110,176
Charter Communications Operating LLC	4.908	07-23-25		590,000	587,372
Charter Communications Operating LLC	5.750	04-01-48		260,000	242,367
Charter Communications Operating LLC (3 month LIBOR + 1.650%) (B)	4.191	02-01-24		215,000	215,150
Cirsa Finance International Sarl (D)	6.250	12-20-23	EUR	205,000	235,063
Cirsa Finance International Sarl (D)	7.875	12-20-23		400,000	398,700
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22		390,000	395,967
Clear Channel Worldwide Holdings, Inc.	7.625	03-15-20		522,000	521,348
Clear Channel Worldwide Holdings, Inc.	7.625	03-15-20		33,000	32,918
Comcast Corp.	3.150	03-01-26		95,000	89,293
Comcast Corp.	3.200	07-15-36		30,000	24,818
Comcast Corp.	3.300	02-01-27		904,000	847,022
Comcast Corp.	3.375	08-15-25		210,000	201,999
Comcast Corp.	3.700	04-15-24		125,000	124,610
Comcast Corp.	4.150	10-15-28		105,000	104,119
Comcast Corp.	4.700	10-15-48		500,000	487,926
CSC Holdings LLC (D)	6.625	10-15-25		200,000	207,976
CSC Holdings LLC (D)	7.500	04-01-28		495,000	509,840
CSC Holdings LLC (D)	7.750	07-15-25		490,000	513,265
CSC Holdings LLC (D)	10.875	10-15-25		747,000	860,918
Discovery Communications LLC	2.200	09-20-19		40,000	39,643
DISH DBS Corp.	6.750	06-01-21		260,000	264,225
DISH DBS Corp.	7.750	07-01-26		335,000	297,103
EMI Music Publishing Group North America Holdings, Inc. (D)	7.625	06-15-24		100,000	107,000
Globo Comunicacao e Participacoes SA	5.125	03-31-27		200,000	184,002
iHeartCommunications, Inc. (F)	9.000	12-15-19		430,000	307,450
iHeartCommunications, Inc. (F)	9.000	09-15-22		315,000	222,075
Inter Media and Communication SpA (D)	4.875	12-31-22	EUR	100,000	113,526
MDC Partners, Inc. (D)	6.500	05-01-24		515,000	437,750
NBCUniversal Media LLC	5.150	04-30-20		110,000	112,759
Omnicom Group, Inc.	3.650	11-01-24		370,000	355,464
Omnicom Group, Inc.	4.450	08-15-20		55,000	55,975
RELX Capital, Inc.	3.500	03-16-23		40,000	39,182
SES GLOBAL Americas Holdings GP (D)	2.500	03-25-19		25,000	24,928
Sirius XM Radio, Inc. (D)	5.000	08-01-27		135,000	126,900
Sky PLC	1.875	11-24-23	EUR	100,000	118,377
TDF Infrastructure SAS	9.000	04-07-26	EUR	100,000	114,934
The Interpublic Group of Companies, Inc.	3.500	10-01-20		20,000	19,953
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	25

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Time Warner Cable LLC	6.550	05-01-37		125,000	$126,867
Time Warner Cable LLC	7.300	07-01-38		120,000	129,785
Time Warner Cable LLC	8.250	04-01-19		230,000	233,563
Time Warner Cable LLC	8.750	02-14-19		30,000	30,304
Townsquare Media, Inc. (D)	6.500	04-01-23		350,000	322,875
Unitymedia Hessen GmbH & Company KG (D)	4.000	01-15-25	EUR	100,000	117,455
Univision Communications, Inc. (D)	5.125	02-15-25		50,000	45,606
Viacom, Inc.	2.750	12-15-19		125,000	124,331
Viacom, Inc.	5.625	09-15-19		50,000	50,994
Videotron, Ltd. (D)	5.125	04-15-27		15,000	14,213
Virgin Media Finance PLC (D)	6.000	10-15-24		200,000	194,250
Virgin Media Secured Finance PLC (D)	5.250	01-15-26		200,000	187,250
Virgin Media Secured Finance PLC (D)	5.500	08-15-26		200,000	188,310
VTR Finance BV (D)	6.875	01-15-24		741,000	751,189
WPP Finance	3.750	09-19-24		315,000	292,757
Ziggo Bond Company BV (D)	6.000	01-15-27		625,000	560,938
Wireless telecommunication services 0.6%
America Movil SAB de CV	3.125	07-16-22		460,000	446,019
America Movil SAB de CV	5.000	03-30-20		100,000	101,490
CC Holdings GS V LLC	3.849	04-15-23		715,000	702,875
MTN Mauritius Investments, Ltd.	6.500	10-13-26		500,000	483,753
Oztel Holdings SPC, Ltd. (D)	6.625	04-24-28		200,000	190,408
Oztel Holdings SPC, Ltd.	6.625	04-24-28		200,000	190,408
SK Telecom Company, Ltd. (D)	3.750	04-16-23		420,000	416,250
Sprint Capital Corp.	8.750	03-15-32		325,000	353,031
Sprint Corp.	7.250	09-15-21		690,000	719,325
Sprint Corp.	7.875	09-15-23		90,000	94,500
T-Mobile USA, Inc.	6.500	01-15-26		568,000	589,300
Vodafone Group PLC	4.125	05-30-25		90,000	87,777
Vodafone Group PLC	4.375	05-30-28		235,000	225,633
Vodafone Group PLC	5.000	05-30-38		350,000	321,182
Consumer discretionary 2.2%					17,380,719
Auto components 0.1%
American Axle & Manufacturing, Inc.	6.250	04-01-25		245,000	227,850
Aptiv PLC	3.150	11-19-20		80,000	79,075
Dana Financing Luxembourg Sarl (D)	5.750	04-15-25		192,000	182,400
Dana Financing Luxembourg Sarl (D)	6.500	06-01-26		255,000	247,988
GKN Holdings PLC	6.750	10-28-19	GBP	13,000	17,195
Automobiles 0.4%
BMW US Capital LLC (3 month LIBOR + 0.410%) (B)(D)	2.835	04-12-21		80,000	79,560
BMW US Capital LLC (3 month LIBOR + 0.500%) (B)(D)	3.118	08-13-21		60,000	59,448
Daimler Finance North America LLC (D)	1.750	10-30-19		150,000	147,624
Daimler Finance North America LLC (D)	2.300	02-12-21		175,000	169,723
Ford Motor Credit Company LLC	2.021	05-03-19		200,000	198,780
General Motors Company (3 month LIBOR + 0.800%) (B)	3.389	08-07-20		165,000	164,596
General Motors Financial Company, Inc.	3.100	01-15-19		85,000	84,977
General Motors Financial Company, Inc.	3.200	07-13-20		115,000	113,763
General Motors Financial Company, Inc.	4.000	10-06-26		165,000	148,685
General Motors Financial Company, Inc.	4.200	11-06-21		170,000	168,910
General Motors Financial Company, Inc.	4.350	04-09-25		170,000	161,424
General Motors Financial Company, Inc. (3 month LIBOR + 0.850%) (B)	3.258	04-09-21		55,000	54,627
26	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Harley-Davidson Financial Services, Inc. (3 month LIBOR + 0.500%) (B)(D)	3.146	05-21-20		55,000	$55,050
Harley-Davidson Financial Services, Inc. (3 month LIBOR + 0.940%) (B)(D)	3.647	03-02-21		70,000	70,000
Hyundai Capital America (D)	1.750	09-27-19		65,000	64,049
Hyundai Capital America (D)	2.000	07-01-19		60,000	59,545
Hyundai Capital America (D)	2.500	03-18-19		110,000	109,800
Hyundai Capital America (D)	2.550	02-06-19		30,000	29,965
Nissan Motor Acceptance Corp. (D)	2.150	09-28-20		35,000	33,943
Tesla, Inc. (D)	5.300	08-15-25		1,580,000	1,364,725
Volkswagen Group of America Finance LLC (D)	4.625	11-13-25		250,000	244,042
Diversified consumer services 0.1%
Laureate Education, Inc. (D)	8.250	05-01-25		460,000	491,050
Verisure Midholding AB	5.750	12-01-23	EUR	100,000	111,421
Weight Watchers International, Inc. (D)	8.625	12-01-25		180,000	187,200
Hotels, restaurants and leisure 0.7%
Boyd Gaming Corp.	6.000	08-15-26		225,000	217,688
Caesars Resort Collection LLC (D)	5.250	10-15-25		431,000	395,443
Cedar Fair LP	5.375	04-15-27		250,000	242,500
Codere Finance 2 Luxembourg SA (D)	7.625	11-01-21		600,000	508,500
InterContinental Hotels Group PLC	3.875	11-28-22	GBP	100,000	135,405
International Game Technology PLC (D)	6.250	01-15-27		245,000	245,153
Intralot Capital Luxembourg SA (D)	5.250	09-15-24	EUR	100,000	74,489
LTF Merger Sub, Inc. (D)	8.500	06-15-23		305,000	312,625
Marriott Ownership Resorts, Inc. (D)	6.500	09-15-26		310,000	309,225
Merlin Entertainments PLC (D)	5.750	06-15-26		480,000	475,800
Pinnacle Bidco PLC (D)	6.375	02-15-25	GBP	140,000	179,493
Royal Caribbean Cruises, Ltd.	2.650	11-28-20		20,000	19,568
Safari Verwaltungs GmbH (D)	5.375	11-30-22	EUR	100,000	110,999
Scientific Games International, Inc.	10.000	12-01-22		570,000	591,660
Seminole Hard Rock Entertainment, Inc. (D)	5.875	05-15-21		250,000	251,095
Silversea Cruise Finance, Ltd. (D)	7.250	02-01-25		215,000	230,588
Stars Group Holdings BV (D)	7.000	07-15-26		235,000	234,119
VOC Escrow, Ltd. (D)	5.000	02-15-28		265,000	245,125
Yum! Brands, Inc.	5.350	11-01-43		310,000	267,375
Yum! Brands, Inc.	6.875	11-15-37		300,000	300,750
Household durables 0.3%
Ashton Woods USA LLC (D)	6.750	08-01-25		265,000	238,500
D.R. Horton, Inc.	2.550	12-01-20		35,000	34,057
LGI Homes, Inc. (D)	6.875	07-15-26		240,000	216,900
Shea Homes LP (D)	5.875	04-01-23		150,000	138,000
Taylor Morrison Communities, Inc. (D)	5.875	04-15-23		200,000	195,750
Tempur Sealy International, Inc.	5.500	06-15-26		260,000	245,050
Tempur Sealy International, Inc.	5.625	10-15-23		130,000	127,725
Turkiye Sise ve Cam Fabrikalari AS	4.250	05-09-20		400,000	387,518
Weekley Homes LLC	6.625	08-15-25		435,000	403,463
William Lyon Homes, Inc.	6.000	09-01-23		140,000	128,450
William Lyon Homes, Inc.	7.000	08-15-22		325,000	325,910
Internet and direct marketing retail 0.4%
Booking Holdings, Inc.	2.375	09-23-24	EUR	100,000	120,075
Booking Holdings, Inc.	3.600	06-01-26		235,000	223,306
Booking Holdings, Inc.	3.650	03-15-25		300,000	290,211
eBay, Inc.	2.150	06-05-20		60,000	58,903
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	27

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
Expedia Group, Inc.	2.500	06-03-22	EUR	100,000	$117,803
Expedia Group, Inc.	4.500	08-15-24		450,000	443,984
Expedia Group, Inc.	5.000	02-15-26		625,000	627,193
Expedia Group, Inc.	5.950	08-15-20		30,000	31,113
QVC, Inc.	3.125	04-01-19		260,000	259,551
QVC, Inc.	4.375	03-15-23		775,000	752,484
QVC, Inc.	5.125	07-02-22		295,000	298,857
Leisure products 0.1%
GLP Capital LP	5.250	06-01-25		305,000	303,018
Mattel, Inc. (D)	6.750	12-31-25		273,000	257,303
Multiline retail 0.1%
Dollar Tree, Inc. (3 month LIBOR + 0.700%) (B)	3.149	04-17-20		95,000	95,002
Marks & Spencer PLC	4.750	06-12-25	GBP	100,000	134,939
SACI Falabella	4.375	01-27-25		300,000	291,169
Specialty retail 0.0%
AutoZone, Inc.	1.625	04-21-19		20,000	19,876
Textiles, apparel and luxury goods 0.0%
INVISTA Finance LLC (D)	4.250	10-15-19		140,000	139,594
Consumer staples 1.1%					8,389,835
Beverages 0.1%
Anheuser-Busch Companies LLC (D)	3.650	02-01-26		305,000	288,353
Keurig Dr. Pepper, Inc. (D)	3.551	05-25-21		115,000	113,958
Molson Coors Brewing Company	2.250	03-15-20		45,000	44,214
Food and staples retailing 0.2%
Albertsons Companies LLC	6.625	06-15-24		325,000	313,219
Cencosud SA	5.150	02-12-25		300,000	285,537
Iceland Bondco PLC	4.625	03-15-25	GBP	260,000	288,443
Inretail Pharma SA (D)	5.375	05-02-23		200,000	200,690
New Albertsons LP	7.450	08-01-29		150,000	122,250
New Albertsons LP	8.000	05-01-31		100,000	84,500
The Kroger Company	1.500	09-30-19		47,000	46,310
The Kroger Company	2.300	01-15-19		20,000	19,987
Food products 0.6%
Adecoagro SA (D)	6.000	09-21-27		150,000	128,477
B&G Foods, Inc.	5.250	04-01-25		585,000	552,884
Bunge, Ltd. Finance Corp.	3.250	08-15-26		20,000	17,861
Bunge, Ltd. Finance Corp.	3.500	11-24-20		61,000	60,685
Bunge, Ltd. Finance Corp.	3.750	09-25-27		523,000	468,750
Campbell Soup Company (3 month LIBOR + 0.500%) (B)	2.834	03-16-20		65,000	64,795
Campbell Soup Company (3 month LIBOR + 0.630%) (B)	2.964	03-15-21		65,000	64,479
Chobani LLC (D)	7.500	04-15-25		550,000	451,000
Conagra Brands, Inc. (3 month LIBOR + 0.750%) (B)	3.219	10-22-20		30,000	29,939
Darling Global Finance BV (D)	3.625	05-15-26	EUR	100,000	113,493
FAGE International SA (D)	5.625	08-15-26		400,000	347,000
General Mills, Inc. (3 month LIBOR + 0.540%) (B)	2.976	04-16-21		125,000	124,456
MARB BondCo PLC	7.000	03-15-24		200,000	188,750
Minerva Luxembourg SA (D)	6.500	09-20-26		400,000	364,500
Mriya Farming PLC (0.500% to 9-30-19, then 2.000% to 9-30-20, then 2.500% to 9-30-21, then 5.000% to 6-30-24, then 10.000% thereafter) (D)	0.500	12-31-25		434,000	218,628
Post Holdings, Inc. (D)	5.625	01-15-28		270,000	250,425
28	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products (continued)
Post Holdings, Inc. (D)	5.750	03-01-27		155,000	$145,313
Post Holdings, Inc. (D)	8.000	07-15-25		165,000	175,725
Sigma Holdco BV (D)	7.875	05-15-26		410,000	364,900
Tyson Foods, Inc.	2.250	08-23-21		45,000	43,244
Want Want China Finance, Ltd.	2.875	04-27-22		720,000	694,430
Household products 0.0%
Central Garden & Pet Company	5.125	02-01-28		265,000	239,825
Energizer Gamma Acquisition BV (D)	4.625	07-15-26	EUR	180,000	193,861
Personal products 0.1%
Avon International Operations, Inc. (D)	7.875	08-15-22		225,000	224,438
Prestige Brands, Inc. (D)	6.375	03-01-24		365,000	361,578
Tobacco 0.1%
BAT Capital Corp.	2.297	08-14-20		190,000	184,832
BAT International Finance PLC	4.000	09-04-26	GBP	100,000	134,701
Reynolds American, Inc.	4.000	06-12-22		135,000	133,679
Reynolds American, Inc.	4.450	06-12-25		215,000	209,011
Reynolds American, Inc.	8.125	06-23-19		30,000	30,715
Energy 5.4%					42,771,549
Energy equipment and services 0.2%
Archrock Partners LP	6.000	10-01-22		246,000	239,850
CSI Compressco LP	7.250	08-15-22		115,000	105,513
CSI Compressco LP (D)	7.500	04-01-25		225,000	219,938
Ensco PLC	8.000	01-31-24		452,000	411,320
Rowan Companies, Inc.	7.375	06-15-25		121,000	107,085
Transocean Guardian, Ltd. (D)	5.875	01-15-24		190,000	185,250
Transocean, Inc. (D)	7.500	01-15-26		185,000	172,050
Transocean, Inc. (D)	9.000	07-15-23		140,000	143,063
USA Compression Partners LP (D)	6.875	04-01-26		180,000	175,725
Oil, gas and consumable fuels 5.2%
Alliance Resource Operating Partners LP (D)	7.500	05-01-25		105,000	106,313
Anadarko Petroleum Corp.	6.950	06-15-19		20,000	20,322
Anadarko Petroleum Corp.	8.700	03-15-19		33,000	33,513
APT Pipelines, Ltd. (D)	3.875	10-11-22		140,000	138,445
APT Pipelines, Ltd. (D)	4.250	07-15-27		555,000	532,643
Berry Petroleum Company LLC (D)	7.000	02-15-26		245,000	232,745
Boardwalk Pipelines LP	4.450	07-15-27		115,000	107,513
Boardwalk Pipelines LP	4.950	12-15-24		455,000	460,813
Boardwalk Pipelines LP	5.950	06-01-26		590,000	601,041
Bruin E&P Partners LLC (D)	8.875	08-01-23		210,000	195,300
Carrizo Oil & Gas, Inc.	6.250	04-15-23		175,000	166,688
Carrizo Oil & Gas, Inc.	8.250	07-15-25		185,000	188,238
Cenovus Energy, Inc.	5.700	10-15-19		84,615	85,973
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25		200,000	206,000
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24		450,000	484,875
Chesapeake Energy Corp.	6.125	02-15-21		180,000	176,850
Chesapeake Energy Corp.	8.000	06-15-27		135,000	128,250
China Shenhua Overseas Capital Company, Ltd.	3.125	01-20-20		235,000	232,703
Cimarex Energy Company	4.375	06-01-24		45,000	43,969
CNOOC Curtis Funding No. 1 Pty, Ltd.	4.500	10-03-23		400,000	405,624
Columbia Pipeline Group, Inc.	3.300	06-01-20		90,000	89,584
Consolidated Energy Finance SA (D)	6.500	05-15-26		330,000	322,163
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	29

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Consolidated Energy Finance SA (D)	6.875	06-15-25	195,000	$193,001
Consolidated Energy Finance SA (3 month LIBOR + 3.750%) (B)(D)	6.084	06-15-22	150,000	149,999
Cosan Luxembourg SA (D)	7.000	01-20-27	300,000	297,975
Covey Park Energy LLC (D)	7.500	05-15-25	315,000	296,100
Crestwood Midstream Partners LP	6.250	04-01-23	245,000	243,163
CrownRock LP (D)	5.625	10-15-25	480,000	448,800
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (G)	7.375	12-15-22	260,000	239,525
DCP Midstream Operating LP (D)	6.750	09-15-37	407,000	410,053
DCP Midstream Operating LP	8.125	08-16-30	195,000	221,813
Diamondback Energy, Inc. (D)	4.750	11-01-24	220,000	213,400
Eclipse Resources Corp.	8.875	07-15-23	180,000	175,500
Enable Midstream Partners LP	2.400	05-15-19	40,000	39,754
Enbridge Energy Partners LP	7.375	10-15-45	285,000	348,446
Enbridge Energy Partners LP	9.875	03-01-19	25,000	25,390
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	145,000	124,441
Enbridge, Inc. (6.000% to 1-15-27, then 3 month LIBOR + 3.890%)	6.000	01-15-77	355,000	315,382
Encana Corp.	6.500	05-15-19	155,000	157,229
Endeavor Energy Resources LP (D)	5.500	01-30-26	100,000	102,750
Endeavor Energy Resources LP (D)	5.750	01-30-28	200,000	205,000
Eni SpA (D)	4.000	09-12-23	715,000	696,925
Eni SpA (D)	4.750	09-12-28	680,000	644,472
EnLink Midstream Partners LP	2.700	04-01-19	120,000	119,094
Enterprise Products Operating LLC	2.550	10-15-19	65,000	64,630
Enterprise Products Operating LLC	2.800	02-15-21	70,000	68,699
Enterprise Products Operating LLC	3.500	02-01-22	80,000	79,423
EQM Midstream Partners LP	4.750	07-15-23	395,000	391,997
Exterran Energy Solutions LP	8.125	05-01-25	440,000	437,250
Gulfport Energy Corp.	6.375	05-15-25	430,000	390,225
Hess Corp.	4.300	04-01-27	345,000	315,500
Hess Corp.	5.800	04-01-47	430,000	384,800
Hess Corp.	7.875	10-01-29	175,000	194,956
Indigo Natural Resources LLC (D)	6.875	02-15-26	315,000	289,800
Jagged Peak Energy LLC (D)	5.875	05-01-26	285,000	270,750
KazMunayGas National Company JSC	4.750	04-19-27	300,000	286,329
KazMunayGas National Company JSC (D)	6.375	10-24-48	370,000	354,275
Kinder Morgan Energy Partners LP	9.000	02-01-19	60,000	60,536
Kosmos Energy, Ltd. (D)	7.875	08-01-21	440,000	436,700
Magnolia Oil & Gas Operating LLC (D)	6.000	08-01-26	545,000	527,288
Marathon Oil Corp.	2.700	06-01-20	80,000	78,785
Matador Resources Company (D)	5.875	09-15-26	665,000	635,075
NGL Energy Partners LP	7.500	11-01-23	555,000	541,680
Noble Holding International, Ltd. (D)	7.875	02-01-26	135,000	125,888
Noble Holding International, Ltd.	8.950	04-01-45	240,000	193,200
NuStar Logistics LP	5.625	04-28-27	315,000	297,675
ONEOK Partners LP	8.625	03-01-19	63,000	63,779
Parsley Energy LLC (D)	5.625	10-15-27	345,000	327,750
PDC Energy, Inc.	5.750	05-15-26	365,000	340,363
Pertamina Persero PT	5.625	05-20-43	1,050,000	967,520
Peru LNG Srl (D)	5.375	03-22-30	200,000	193,500
Petrobras Global Finance BV	6.850	12-31-99	133,000	117,206
Petrobras Global Finance BV	6.850	06-05-15	137,000	120,731
Petrobras Global Finance BV	7.375	01-17-27	1,460,000	1,509,786
30	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petrobras Global Finance BV	8.750	05-23-26		1,585,000	$1,779,955
Petroleos de Venezuela SA (F)	5.375	04-12-27		805,000	127,593
Petroleos de Venezuela SA (F)	6.000	05-16-24		2,005,000	316,790
Petroleos de Venezuela SA (F)	6.000	11-15-26		100,000	16,125
Petroleos de Venezuela SA (F)	8.500	10-27-20		318,500	295,918
Petroleos de Venezuela SA (F)	9.000	11-17-21		3,785,000	724,828
Petroleos de Venezuela SA (F)	9.750	05-17-35		180,000	36,126
Petroleos de Venezuela SA (F)	9.750	05-17-35		40,000	8,028
Petroleos de Venezuela SA (F)	12.750	02-17-22		558,000	108,531
Petroleos Mexicanos	3.750	03-15-19	EUR	100,000	114,040
Petroleos Mexicanos	4.625	09-21-23		290,000	269,268
Petroleos Mexicanos	4.750	02-26-29	EUR	230,000	239,480
Petroleos Mexicanos	4.875	01-24-22		375,000	363,000
Petroleos Mexicanos	4.875	02-21-28	EUR	250,000	268,963
Petroleos Mexicanos	5.125	03-15-23	EUR	545,000	638,567
Petroleos Mexicanos	5.350	02-12-28		200,000	172,360
Petroleos Mexicanos	5.375	03-13-22		185,000	181,097
Petroleos Mexicanos	5.500	01-21-21		365,000	363,540
Petroleos Mexicanos	5.500	06-27-44		45,000	33,742
Petroleos Mexicanos	5.625	01-23-46		1,155,000	866,250
Petroleos Mexicanos	6.375	02-04-21		640,000	645,766
Petroleos Mexicanos	6.500	03-13-27		955,000	893,403
Petroleos Mexicanos (D)	6.500	01-23-29		195,000	179,576
Petroleos Mexicanos	6.500	06-02-41		1,750,000	1,447,250
Petroleos Mexicanos	6.750	09-21-47		945,000	781,988
Petroleos Mexicanos	6.875	08-04-26		400,000	384,500
Petroleos Mexicanos	7.190	09-12-24	MXN	1,000,000	39,304
Petroleos Mexicanos	7.470	11-12-26	MXN	3,030,000	113,288
Petroleos Mexicanos	8.000	05-03-19		375,000	379,500
Phillips 66 (3 month LIBOR + 0.600%) (B)	2.911	02-26-21		50,000	49,890
Plains All American Pipeline LP	2.600	12-15-19		30,000	29,669
Plains All American Pipeline LP	2.850	01-31-23		100,000	93,105
Plains All American Pipeline LP	3.850	10-15-23		235,000	225,460
Plains All American Pipeline LP	4.500	12-15-26		75,000	71,560
Plains All American Pipeline LP	4.650	10-15-25		75,000	72,620
Plains All American Pipeline LP	5.000	02-01-21		35,000	35,588
Plains All American Pipeline LP	5.750	01-15-20		35,000	35,719
Sabine Pass Liquefaction LLC	5.000	03-15-27		1,035,000	1,032,336
Sabine Pass Liquefaction LLC	5.625	02-01-21		100,000	102,920
Sabine Pass Liquefaction LLC	5.750	05-15-24		100,000	105,327
Sabine Pass Liquefaction LLC	5.875	06-30-26		100,000	105,308
SASOL Financing USA LLC	6.500	09-27-28		200,000	198,945
Seven Generations Energy, Ltd. (D)	5.375	09-30-25		655,000	609,150
Summit Midstream Holdings LLC	5.500	08-15-22		100,000	97,000
Summit Midstream Holdings LLC	5.750	04-15-25		90,000	85,050
Summit Midstream Partners LP (9.500% to 12-15-22, then 3 month LIBOR + 7.430%) (G)	9.500	12-15-22		130,000	124,800
Tallgrass Energy Partners LP (D)	5.500	09-15-24		310,000	310,775
Tapstone Energy LLC (D)	9.750	06-01-22		197,000	160,801
Targa Resources Partners LP	5.125	02-01-25		575,000	554,875
The Williams Companies, Inc.	3.350	08-15-22		20,000	19,392
The Williams Companies, Inc.	3.900	01-15-25		90,000	86,876
The Williams Companies, Inc.	4.000	09-15-25		145,000	139,452
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	31

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
The Williams Companies, Inc.	4.850	03-01-48		210,000	$185,075
The Williams Companies, Inc.	5.250	03-15-20		170,000	173,074
Transcanada Trust (4.650% to 5-18-27, then 3 month CDOR + 3.080%)	4.650	05-18-77	CAD	345,000	234,818
Transcanada Trust (5.300% to 3-15-27, then 3 month LIBOR + 3.208%)	5.300	03-15-77		305,000	270,230
Transcontinental Gas Pipe Line Company LLC	4.000	03-15-28		175,000	167,559
Transcontinental Gas Pipe Line Company LLC	4.600	03-15-48		100,000	88,553
TransMontaigne Partners LP	6.125	02-15-26		155,000	141,050
Tullow Oil PLC	6.250	04-15-22		200,000	190,100
Valero Energy Corp.	6.125	02-01-20		65,000	66,855
Vine Oil & Gas LP (D)	8.750	04-15-23		30,000	25,200
Vine Oil & Gas LP (D)	9.750	04-15-23		245,000	209,475
Western Gas Partners LP	4.000	07-01-22		375,000	368,610
Wildhorse Resource Development Corp.	6.875	02-01-25		175,000	170,625
Williams Partners LP	4.500	11-15-23		265,000	265,932
Woodside Finance, Ltd. (D)	3.650	03-05-25		485,000	462,728
Woodside Finance, Ltd. (D)	3.700	09-15-26		270,000	253,289
Woodside Finance, Ltd. (D)	3.700	03-15-28		693,000	648,103
YPF SA (D)	8.500	03-23-21		235,000	234,119
YPF SA (Argentina Deposit Rate Badlar Private Banks + 4.000%) (B)(D)	27.540	07-07-20		65,000	27,093
Financials 6.3%					49,779,592
Banks 3.2%
Akbank Turk AS	4.000	01-24-20		200,000	192,666
Akbank Turk AS	5.125	03-31-25		200,000	167,660
Akbank Turk AS (7.200% to 3-16-22, then 5 Year U.S. Swap Rate + 5.026%)	7.200	03-16-27		200,000	170,273
ANZ New Zealand International, Ltd. (D)	2.750	01-22-21		205,000	201,346
Banco de Bogota SA	4.375	08-03-27		300,000	275,253
Banco de Credito del Peru (D)	4.850	10-30-20	PEN	700,000	206,924
Banco do Brasil SA (9.000% to 6-18-24, then 10 Year CMT + 6.362%) (G)	9.000	06-18-24		410,000	418,200
Banco Macro SA (6.750% to 11-4-21, then 5 Year U.S. Swap Rate + 5.463%) (D)	6.750	11-04-26		300,000	248,400
Banco Santander Chile (D)	2.500	12-15-20		150,000	145,824
Banco Santander Chile (D)	3.875	09-20-22		150,000	148,165
Banco Santander Mexico SA (8.500% to 1-20-22, then 5 Year CMT + 6.472%) (G)	8.500	01-20-22		200,000	211,750
Banco Santander SA	3.125	01-19-27	EUR	100,000	112,718
Banco Santander SA (6.750% to 4-25-22, then 5 Year Euro Swap Rate + 6.803%) (G)	6.750	04-25-22	EUR	200,000	233,213
Bank of America Corp.	2.503	10-21-22		45,000	42,839
Bank of America Corp.	2.625	04-19-21		45,000	44,067
Bank of America Corp.	3.300	01-11-23		530,000	516,850
Bank of America Corp.	4.000	04-01-24		500,000	498,346
Bank of America Corp. (1.379% to 2-7-24, then 3 month EURIBOR + 1.030%)	1.379	02-07-25	EUR	100,000	113,635
Bank of America Corp. (3 month LIBOR + 0.380%) (B)	2.857	01-23-22		60,000	59,351
Bank of America Corp. (3 month LIBOR + 0.650%) (B)	3.023	06-25-22		60,000	59,627
Bank of America Corp. (3 month LIBOR + 1.160%) (B)	3.629	01-20-23		110,000	110,694
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%)	3.366	01-23-26		300,000	286,053
Bank of America Corp. (3.864% to 7-23-23, then 3 month LIBOR + 0.940%)	3.864	07-23-24		920,000	911,161
Bank of Montreal (3 month LIBOR + 0.460%) (B)	2.896	04-13-21		70,000	69,965
Banque Federative du Credit Mutuel SA (D)	2.200	07-20-20		200,000	195,678
32	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Barclays Bank PLC	5.140	10-14-20		650,000	$660,812
Barclays PLC	1.875	12-08-23	EUR	100,000	111,127
Barclays PLC	2.750	11-08-19		215,000	212,802
Barclays PLC	3.684	01-10-23		295,000	281,466
Barclays PLC	4.337	01-10-28		675,000	619,294
Barclays PLC (7.875% to 9-15-22, then 5 Year British Pound Swap Rate + 6.099%) (G)	7.875	09-15-22	GBP	310,000	393,479
Barclays PLC (4.610% to 2-15-22, then 3 month LIBOR + 1.400%)	4.610	02-15-23		200,000	197,694
BB&T Corp.	2.150	02-01-21		80,000	77,837
BBVA Bancomer SA (D)	4.375	04-10-24		315,000	302,873
BBVA Bancomer SA	6.500	03-10-21		625,000	638,125
BPCE SA	2.500	12-10-18		250,000	249,991
BPCE SA (D)	3.000	05-22-22		250,000	240,142
BPCE SA (D)	4.500	03-15-25		200,000	192,051
BPCE SA (D)	5.150	07-21-24		200,000	199,345
CaixaBank SA (2.750% to 7-14-23, then 5 Year Euro Swap Rate + 2.350%)	2.750	07-14-28	EUR	500,000	555,544
CIT Group, Inc.	4.125	03-09-21		25,000	24,938
CIT Group, Inc.	5.250	03-07-25		130,000	130,624
CIT Group, Inc.	6.125	03-09-28		120,000	123,300
Citigroup, Inc.	2.050	06-07-19		35,000	34,807
Citigroup, Inc.	2.700	03-30-21		39,000	38,151
Citigroup, Inc.	2.900	12-08-21		105,000	102,086
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%)	2.876	07-24-23		180,000	172,600
Citigroup, Inc. (3 month LIBOR + 0.790%) (B)	3.204	01-10-20		115,000	115,197
Citigroup, Inc. (3 month LIBOR + 1.380%) (B)	3.766	03-30-21		50,000	50,735
Citizens Bank NA	2.300	12-03-18		250,000	250,000
Cooperatieve Rabobank UA (2.500% to 5-26-21, then 5 Year Euro Swap Rate + 1.400%)	2.500	05-26-26	EUR	100,000	117,331
Cooperatieve Rabobank UA	3.950	11-09-22		250,000	247,197
Credit Agricole SA	1.875	12-20-26	EUR	100,000	113,594
Credit Agricole SA (D)	3.250	10-04-24		290,000	268,643
Danske Bank A/S (D)	2.000	09-08-21		260,000	245,067
Dexia Credit Local SA	0.625	01-21-22	EUR	150,000	173,243
DNB Bank ASA (6.500% to 3-26-22, then 5 Year U.S. Swap Rate + 5.080%) (G)	6.500	03-26-22		315,000	311,049
DNB Boligkreditt AS	1.875	11-21-22	EUR	165,000	198,966
European Investment Bank	1.250	05-12-25	SEK	5,080,000	574,498
European Investment Bank (D)	6.950	02-06-20	IDR	1,360,000,000	93,491
European Investment Bank	8.000	04-01-20	TRY	315,000	52,280
First Abu Dhabi Bank PJSC (5.000% to 6-17-20, then 5 Year U.S. Swap Rate + 3.350%) (G)	5.250	06-17-20		250,000	249,125
First Niagara Financial Group, Inc.	7.250	12-15-21		40,000	43,747
Freedom Mortgage Corp. (D)	8.125	11-15-24		260,000	230,750
Freedom Mortgage Corp. (D)	8.250	04-15-25		185,000	164,881
HDFC Bank, Ltd.	8.100	03-22-25	INR	10,000,000	135,325
Heta Asset Resolution AG	2.375	12-13-22	EUR	600,000	731,749
HSBC Bank PLC	4.750	03-24-46	GBP	50,000	65,639
HSBC Holdings PLC	2.650	01-05-22		200,000	192,549
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24		205,000	202,143
HSBC USA, Inc.	2.350	03-05-20		100,000	98,708
ING Bank NV (3.625% to 2-25-21, then 5 Year Euro Swap Rate + 2.250%)	3.625	02-25-26	EUR	100,000	119,798
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	33

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
ING Groep NV (6.875% to 4-16-22, then 5 Year U.S. Swap Rate + 5.124%) (G)	6.875	04-16-22		320,000	$319,909
Inter-American Development Bank	4.400	01-26-26	CAD	150,000	124,401
Inter-American Development Bank	7.000	02-04-19	IDR	800,000,000	55,584
Intesa Sanpaolo SpA	3.928	09-15-26	EUR	100,000	109,307
Islandsbanki HF	1.750	09-07-20	EUR	100,000	115,378
Itau Unibanco Holding SA (6.125% to 12-12-22, then 5 Year CMT + 3.981%) (D)(G)	6.125	12-12-22		385,000	360,745
JPMorgan Chase & Co.	3.200	06-15-26		510,000	474,709
JPMorgan Chase & Co.	3.300	04-01-26		135,000	126,937
JPMorgan Chase & Co.	3.900	07-15-25		80,000	78,492
JPMorgan Chase & Co.	4.250	10-15-20		40,000	40,508
JPMorgan Chase & Co.	4.400	07-22-20		17,000	17,267
JPMorgan Chase & Co.	4.950	03-25-20		25,000	25,527
JPMorgan Chase & Co. (3 month LIBOR + 0.550%) (B)	2.877	03-09-21		105,000	104,516
JPMorgan Chase & Co. (3 month LIBOR + 1.230%) (B)	3.717	10-24-23		1,630,000	1,633,586
JPMorgan Chase & Co. (3.797% to 7-23-23, then 3 month LIBOR + 0.890%)	3.797	07-23-24		75,000	74,177
KfW	4.700	06-02-37	CAD	90,000	81,435
KfW	6.000	08-20-20	AUD	289,000	224,303
Landsbankinn HF	1.625	03-15-21	EUR	320,000	367,266
Mitsubishi UFJ Financial Group, Inc. (3 month LIBOR + 0.650%) (B)	3.158	07-26-21		32,000	32,049
Mitsubishi UFJ Financial Group, Inc. (3 month LIBOR + 0.860%) (B)	3.368	07-26-23		55,000	55,095
Mitsubishi UFJ Financial Group, Inc. (3 month LIBOR + 0.920%) (B)	3.609	02-22-22		65,000	65,540
Nordea Hypotek AB	1.000	04-08-22	SEK	3,100,000	348,003
Regions Bank (3 month LIBOR + 0.380%) (B)	2.776	04-01-21		260,000	257,834
Sberbank of Russia	2.875	03-07-19	EUR	200,000	226,927
Standard Chartered Bank	9.000	03-19-29	IDR	3,500,000,000	261,261
Standard Chartered PLC (D)	2.100	08-19-19		200,000	198,310
Standard Chartered PLC (4.000% to 10-21-20, then 5 Year Euro Swap Rate + 2.300%)	4.000	10-21-25	EUR	100,000	118,553
Standard Chartered PLC (7.500% to 4-2-22, then 5 Year U.S. Swap Rate + 6.301%) (D)(G)	7.500	04-02-22		385,000	385,481
Sumitomo Mitsui Banking Corp.	2.514	01-17-20		250,000	247,766
SunTrust Bank (2.590% to 1-29-20, then 3 month LIBOR + 0.298%)	2.590	01-29-21		105,000	103,843
Svenska Handelsbanken AB	3.350	05-24-21		85,000	84,506
TC Ziraat Bankasi AS	4.750	04-29-21		500,000	458,966
The Bank of East Asia, Ltd. (5.500% to 12-2-20, then 5 Year CMT + 3.834%) (G)	5.500	12-02-20		200,000	195,840
The Royal Bank of Scotland Group PLC	3.875	09-12-23		270,000	255,719
The Royal Bank of Scotland Group PLC (3.498% to 5-15-22, then 3 month LIBOR + 1.480%)	3.498	05-15-23		295,000	281,048
The Toronto-Dominion Bank (3 month LIBOR + 0.240%) (B)	2.730	01-25-21		115,000	114,490
Turkiye Garanti Bankasi AS (6.125% to 5-24-22, then 5 Year U.S. Swap Rate + 4.220%)	6.125	05-24-27		400,000	322,474
UniCredit Bank Czech Republic & Slovakia AS	0.625	04-30-20	EUR	100,000	113,847
Wells Fargo & Company	2.550	12-07-20		6,000	5,873
Wells Fargo Bank N.A. (3.325% to 7-23-20, then 3 month LIBOR + 0.490%)	3.325	07-23-21		250,000	248,688
Capital markets 1.0%
Credit Suisse AG	5.400	01-14-20		26,000	26,418
Credit Suisse Group AG (7.125% to 7-29-22, then 5 Year U.S. Swap Rate + 5.108%) (G)	7.125	07-29-22		260,000	262,600
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (D)(G)	7.500	12-11-23		355,000	361,213
34	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
Credit Suisse Group Funding Guernsey, Ltd.	1.250	04-14-22	EUR	100,000	$114,049
Deutsche Bank AG (3 month LIBOR + 1.290%) (B)	3.766	02-04-21		150,000	144,750
LPL Holdings, Inc. (D)	5.750	09-15-25		620,000	587,450
Morgan Stanley	1.375	10-27-26	EUR	100,000	109,473
Morgan Stanley	3.125	07-27-26		435,000	397,386
Morgan Stanley	3.700	10-23-24		680,000	661,447
Morgan Stanley	3.750	02-25-23		820,000	812,203
Morgan Stanley	3.875	01-27-26		95,000	91,589
Morgan Stanley (3 month LIBOR + 0.550%) (B)	3.168	02-10-21		95,000	94,414
The Charles Schwab Corp. (3 month LIBOR + 0.320%) (B)	2.966	05-21-21		75,000	75,042
The Goldman Sachs Group, Inc.	1.625	07-27-26	EUR	100,000	109,693
The Goldman Sachs Group, Inc.	1.950	07-23-19		40,000	39,704
The Goldman Sachs Group, Inc.	2.300	12-13-19		60,000	59,322
The Goldman Sachs Group, Inc.	2.750	09-15-20		15,000	14,747
The Goldman Sachs Group, Inc.	3.000	04-26-22		125,000	121,009
The Goldman Sachs Group, Inc.	3.500	11-16-26		545,000	502,275
The Goldman Sachs Group, Inc.	3.850	07-08-24		210,000	204,441
The Goldman Sachs Group, Inc.	3.850	01-26-27		585,000	550,521
The Goldman Sachs Group, Inc.	5.375	03-15-20		30,000	30,686
The Goldman Sachs Group, Inc.	5.500	10-12-21	GBP	15,000	20,671
The Goldman Sachs Group, Inc.	6.000	06-15-20		10,000	10,346
The Goldman Sachs Group, Inc. (3 month LIBOR + 0.780%) (B)	3.307	10-31-22		35,000	34,664
The Goldman Sachs Group, Inc. (3 month LIBOR + 1.110%) (B)	3.618	04-26-22		80,000	79,951
The Goldman Sachs Group, Inc. (3 month LIBOR + 1.770%) (B)	4.081	02-25-21		100,000	102,250
The Goldman Sachs Group, Inc. (3.272% to 9-29-24, then 3 month LIBOR + 1.201%)	3.272	09-29-25		745,000	694,789
The Goldman Sachs Group, Inc. (3.691% to 6-5-27, then 3 month LIBOR + 1.510%)	3.691	06-05-28		380,000	351,730
Thomson Reuters Corp.	3.350	05-15-26		95,000	86,888
UBS AG	1.375	04-16-21	EUR	246,000	288,087
UBS Group Funding Switzerland AG (3 month LIBOR + 1.220%) (B)(D)	3.873	05-23-23		210,000	210,332
UBS Group Funding Switzerland AG (7.125% to 8-10-21, then 5 Year U.S. Swap Rate + 5.883%) (G)	7.125	08-10-21		510,000	522,413
Consumer finance 0.6%
American Express Credit Corp.	2.200	03-03-20		110,000	108,445
American Express Credit Corp.	2.375	05-26-20		15,000	14,784
Capital One Bank USA NA	3.375	02-15-23		790,000	758,149
Capital One Bank USA NA	8.800	07-15-19		250,000	258,019
Capital One Financial Corp.	2.400	10-30-20		40,000	39,060
Capital One Financial Corp.	2.500	05-12-20		30,000	29,555
Capital One NA	1.850	09-13-19		265,000	262,058
DAE Funding LLC (D)	4.000	08-01-20		40,000	39,300
DAE Funding LLC (D)	4.500	08-01-22		165,000	157,988
DAE Funding LLC (D)	5.000	08-01-24		195,000	183,788
DAE Funding LLC (D)	5.250	11-15-21		355,000	351,450
DAE Funding LLC (D)	5.750	11-15-23		65,000	63,863
Discover Financial Services	3.750	03-04-25		610,000	578,019
Discover Financial Services	3.850	11-21-22		185,000	182,691
Discover Financial Services	3.950	11-06-24		190,000	185,463
Discover Financial Services	4.100	02-09-27		150,000	139,461
Navient Corp.	6.125	03-25-24		65,000	60,775
Navient Corp.	6.500	06-15-22		155,000	155,581
Navient Corp.	6.750	06-25-25		85,000	78,838
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	35

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Consumer finance (continued)
Navient Corp.	6.750	06-15-26		125,000	$113,125
Navient Corp.	7.250	09-25-23		130,000	130,650
Santander Consumer Finance SA	0.900	02-18-20	EUR	200,000	228,536
Springleaf Finance Corp.	6.875	03-15-25		320,000	301,200
Springleaf Finance Corp.	7.125	03-15-26		305,000	286,700
Synchrony Financial	2.700	02-03-20		216,000	212,211
Diversified financial services 0.6%
Cabot Financial Luxembourg SA (D)	7.500	10-01-23	GBP	150,000	177,858
Cabot Financial Luxembourg SA	7.500	10-01-23	GBP	135,000	160,071
CRCC Yuxiang, Ltd.	3.500	05-16-23		440,000	427,736
CSCEC Finance Cayman II, Ltd.	2.900	07-05-22		450,000	433,868
Discover Bank	7.000	04-15-20		250,000	260,192
Emirates NBD Tier 1, Ltd. (5.750% to 5-30-19, then 6 Year U.S. Swap Rate + 4.513%) (G)	5.750	05-30-19		400,000	400,362
FirstRand Bank, Ltd. (6.250% to 4-23-23, then 5 Year U.S. Swap Rate + 3.561%)	6.250	04-23-28		200,000	194,288
GE Capital European Funding	4.625	02-22-27	EUR	100,000	122,998
GE Capital International Funding Company Unlimited Company	2.342	11-15-20		215,000	204,368
GE Capital International Funding Company Unlimited Company	4.418	11-15-35		480,000	387,120
GTLK Europe DAC	5.125	05-31-24		200,000	181,472
Leeds Building Society	2.625	04-01-21	EUR	150,000	175,681
Refinitiv US Holdings, Inc. (D)	4.500	05-15-26	EUR	100,000	111,798
Refinitiv US Holdings, Inc. (D)	6.250	05-15-26		225,000	222,047
Refinitiv US Holdings, Inc. (D)	6.875	11-15-26	EUR	120,000	128,386
Refinitiv US Holdings, Inc. (D)	8.250	11-15-26		317,000	301,943
SF Holding Investment, Ltd.	4.125	07-26-23		600,000	595,484
WTT Investment, Ltd.	5.500	11-21-22		200,000	196,097
Insurance 0.8%
Acrisure LLC (D)	7.000	11-15-25		585,000	508,950
Aflac, Inc.	3.625	11-15-24		145,000	142,544
AIA Group, Ltd. (D)	3.900	04-06-28		995,000	982,529
AIA Group, Ltd. (3 month LIBOR + 0.520%) (B)(D)	2.858	09-20-21		200,000	200,034
AIG Global Funding (D)	3.350	06-25-21		55,000	54,762
Alliant Holdings Intermediate LLC (D)	8.250	08-01-23		315,000	320,317
American International Group, Inc.	6.400	12-15-20		35,000	36,797
AmWINS Group, Inc. (D)	7.750	07-01-26		310,000	308,450
Aon Corp.	5.000	09-30-20		15,000	15,376
Aon PLC	2.800	03-15-21		110,000	108,033
AXA Equitable Holdings, Inc. (D)	4.350	04-20-28		265,000	251,528
Cloverie PLC (7.500% to 7-24-19, then 3 month EURIBOR + 5.850%)	7.500	07-24-39	EUR	50,000	59,025
CNO Financial Group, Inc.	4.500	05-30-20		45,000	44,775
CNO Financial Group, Inc.	5.250	05-30-25		135,000	131,878
Fidelity National Financial, Inc. (D)	4.500	08-15-28		660,000	639,945
First American Financial Corp.	4.600	11-15-24		245,000	248,274
HUB International, Ltd. (D)	7.000	05-01-26		440,000	419,100
Lincoln National Corp.	4.000	09-01-23		20,000	20,134
MetLife, Inc.	5.250	06-29-20	GBP	50,000	67,127
Nationstar Mortgage Holdings, Inc. (D)	8.125	07-15-23		245,000	247,450
New York Life Global Funding (3 month LIBOR + 0.320%) (B)(D)	2.912	08-06-21		90,000	89,867
Principal Financial Group, Inc. (4.700% to 5-15-20, then 3 month LIBOR + 3.044%)	4.700	05-15-55		265,000	257,050
Principal Life Global Funding II (D)	1.500	04-18-19		45,000	44,752
36	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance (continued)
Prudential Financial, Inc. (5.375% to 5-15-25, then 3 month LIBOR + 3.031%)	5.375	05-15-45		290,000	$275,138
Reinsurance Group of America, Inc.	5.000	06-01-21		15,000	15,491
Reinsurance Group of America, Inc.	6.450	11-15-19		75,000	76,953
RSA Insurance Group PLC (5.125% to 10-10-25, then 5 Year U.K. Treasury + 3.852%)	5.125	10-10-45	GBP	100,000	130,581
Trinity Acquisition PLC	3.500	09-15-21		115,000	113,537
Voya Financial, Inc.	3.125	07-15-24		200,000	188,289
Willis North America, Inc.	3.600	05-15-24		315,000	303,012
XLIT, Ltd.	2.300	12-15-18		120,000	119,980
XLIT, Ltd. (3.250% to 6-29-27, then 3 month EURIBOR + 2.900%)	3.250	06-29-47	EUR	130,000	143,049
Thrifts and mortgage finance 0.1%
Housing Development Finance Corp., Ltd.	6.875	04-30-20	INR	50,000,000	694,454
Nationstar Mortgage LLC	6.500	07-01-21		185,000	184,769
Health care 2.2%					17,186,545
Biotechnology 0.3%
AbbVie, Inc.	3.600	05-14-25		140,000	133,577
Biogen, Inc.	2.900	09-15-20		45,000	44,484
Celgene Corp.	2.875	08-15-20		90,000	88,954
Celgene Corp.	2.875	02-19-21		50,000	49,083
Celgene Corp.	3.875	08-15-25		395,000	379,061
Shire Acquisitions Investments Ireland DAC	1.900	09-23-19		165,000	162,462
Shire Acquisitions Investments Ireland DAC	1.900	09-23-19		155,000	152,613
Shire Acquisitions Investments Ireland DAC	2.875	09-23-23		200,000	187,220
Shire Acquisitions Investments Ireland DAC	2.875	09-23-23		365,000	341,534
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26		770,000	693,225
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26		80,000	71,990
Health care equipment and supplies 0.4%
Abbott Laboratories	2.900	11-30-21		80,000	78,154
Avantor, Inc. (D)	6.000	10-01-24		75,000	74,344
Avantor, Inc. (D)	9.000	10-01-25		715,000	724,831
Becton, Dickinson and Company	2.404	06-05-20		90,000	88,334
Becton, Dickinson and Company	2.675	12-15-19		130,000	128,913
Becton, Dickinson and Company	3.020	05-24-25	GBP	100,000	130,021
Becton, Dickinson and Company	3.363	06-06-24		270,000	257,635
Becton, Dickinson and Company	3.700	06-06-27		805,000	750,469
Becton, Dickinson and Company	3.734	12-15-24		195,000	188,274
Becton, Dickinson and Company	4.669	06-06-47		315,000	292,814
Becton, Dickinson and Company (3 month LIBOR + 0.875%) (B)	3.261	12-29-20		35,000	34,867
Hill-Rom Holdings, Inc. (D)	5.750	09-01-23		125,000	127,031
Kinetic Concepts, Inc. (D)	12.500	11-01-21		445,000	476,150
Health care providers and services 0.9%
Anthem, Inc.	2.500	11-21-20		40,000	39,234
Catholic Health Initiatives	2.950	11-01-22		85,000	82,003
Community Health Systems, Inc. (D)	8.625	01-15-24		445,000	452,231
CVS Health Corp.	3.125	03-09-20		55,000	54,717
CVS Health Corp.	3.350	03-09-21		95,000	94,109
CVS Health Corp.	3.700	03-09-23		745,000	733,141
CVS Health Corp. (3 month LIBOR + 0.630%) (B)	2.957	03-09-20		45,000	45,034
CVS Health Corp. (3 month LIBOR + 0.720%) (B)	3.047	03-09-21		45,000	45,026
DaVita, Inc.	5.000	05-01-25		425,000	399,500
DaVita, Inc.	5.125	07-15-24		425,000	409,063
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	37

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Eagle Holding Company II LLC (7.625% Cash or 8.375% PIK) (D)	7.625	05-15-22		100,000	$99,875
Express Scripts Holding Company	2.250	06-15-19		10,000	9,954
Express Scripts Holding Company	3.400	03-01-27		225,000	206,683
Express Scripts Holding Company	4.500	02-25-26		115,000	115,570
Express Scripts Holding Company (3 month LIBOR + 0.750%) (B)	3.457	11-30-20		95,000	95,004
Halfmoon Parent, Inc. (D)	3.400	09-17-21		30,000	29,743
Halfmoon Parent, Inc. (D)	4.125	11-15-25		295,000	291,378
Halfmoon Parent, Inc. (D)	4.375	10-15-28		175,000	171,839
Halfmoon Parent, Inc. (D)	4.900	12-15-48		210,000	200,529
Halfmoon Parent, Inc. (3 month LIBOR + 0.650%) (B)(D)	2.984	09-17-21		50,000	49,628
HCA, Inc.	4.250	10-15-19		25,000	25,063
HCA, Inc.	5.875	02-15-26		210,000	216,300
HCA, Inc.	6.500	02-15-20		110,000	113,025
Humana, Inc.	2.625	10-01-19		75,000	74,749
Humana, Inc.	3.850	10-01-24		160,000	157,169
Kaiser Foundation Hospitals	3.500	04-01-22		200,000	201,595
McKesson Corp.	3.650	11-30-20		90,000	89,977
Medco Health Solutions, Inc.	4.125	09-15-20		60,000	60,396
MPH Acquisition Holdings LLC (D)	7.125	06-01-24		230,000	229,138
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) (D)	8.500	12-01-22		480,000	477,600
Surgery Center Holdings, Inc. (D)	8.875	04-15-21		225,000	228,375
Team Health Holdings, Inc. (D)	6.375	02-01-25		295,000	243,375
Tenet Healthcare Corp.	5.125	05-01-25		290,000	274,956
Tenet Healthcare Corp.	6.750	06-15-23		425,000	419,688
Tenet Healthcare Corp.	8.125	04-01-22		285,000	295,331
WellCare Health Plans, Inc. (D)	5.375	08-15-26		60,000	59,561
Health care technology 0.0%
Change Healthcare Holdings LLC (D)	5.750	03-01-25		260,000	251,225
Life sciences tools and services 0.0%
PerkinElmer, Inc.	1.875	07-19-26	EUR	100,000	112,586
Pharmaceuticals 0.6%
Bausch Health Companies, Inc. (D)	5.500	11-01-25		195,000	191,588
Bausch Health Companies, Inc. (D)	6.500	03-15-22		50,000	51,688
Bausch Health Companies, Inc. (D)	7.000	03-15-24		719,000	752,254
Bausch Health Companies, Inc. (D)	9.000	12-15-25		410,000	432,550
Bayer US Finance II LLC (D)	3.875	12-15-23		345,000	336,964
Elanco Animal Health, Inc. (D)	3.912	08-27-21		30,000	29,981
Elanco Animal Health, Inc. (D)	4.272	08-28-23		170,000	168,781
Endo Finance LLC (D)	6.000	02-01-25		250,000	197,110
Endo Finance LLC (D)	7.250	01-15-22		225,000	210,656
Takeda Pharmaceutical Company, Ltd. (D)	2.250	11-21-26	EUR	185,000	211,814
Takeda Pharmaceutical Company, Ltd. (D)	3.800	11-26-20		210,000	210,527
Teva Pharmaceutical Finance Netherlands III BV	1.700	07-19-19		155,000	152,877
Teva Pharmaceutical Finance Netherlands III BV	2.200	07-21-21		415,000	385,333
Teva Pharmaceutical Finance Netherlands III BV	6.000	04-15-24		455,000	453,109
Valeant Pharmaceuticals International (D)	9.250	04-01-26		555,000	590,903
Industrials 2.5%					19,695,936
Aerospace and defense 0.3%
Bombardier, Inc. (D)	6.000	10-15-22		405,000	383,778
Bombardier, Inc. (D)	8.750	12-01-21		195,000	201,094
General Dynamics Corp. (3 month LIBOR + 0.380%) (B)	2.998	05-11-21		40,000	40,083
Northrop Grumman Corp.	2.080	10-15-20		115,000	112,351
38	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
Rockwell Collins, Inc.	1.950	07-15-19		30,000	$29,768
StandardAero Aviation Holdings, Inc. (D)	10.000	07-15-23		885,000	946,950
TransDigm UK Holdings PLC (D)	6.875	05-15-26		200,000	197,500
Triumph Group, Inc.	4.875	04-01-21		63,000	58,433
Triumph Group, Inc.	5.250	06-01-22		50,000	44,875
Triumph Group, Inc.	7.750	08-15-25		205,000	188,600
United Technologies Corp. (3 month LIBOR + 0.650%) (B)	3.279	08-16-21		55,000	55,032
Air freight and logistics 0.2%
Mexico City Airport Trust	3.875	04-30-28		400,000	312,200
Mexico City Airport Trust (D)	5.500	07-31-47		200,000	149,500
Mexico City Airport Trust	5.500	07-31-47		600,000	448,500
Park-Ohio Industries, Inc.	6.625	04-15-27		85,000	83,911
Promontoria Holding 264 BV (D)	6.750	08-15-23	EUR	360,000	399,027
Airlines 0.4%
American Airlines 2013-1 Class B Pass Through Trust (D)	5.625	01-15-21		62,091	62,712
American Airlines 2014-1 Class B Pass Through Trust	4.375	04-01-24		26,326	26,205
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24		47,649	46,349
American Airlines 2016-1 Class AA Pass Through Trust	3.575	07-15-29		185,397	179,149
American Airlines 2016-2 Class A Pass Through Trust	3.650	12-15-29		221,280	210,482
American Airlines 2016-3 Class B Pass Through Trust	3.750	04-15-27		100,278	95,595
American Airlines 2017-1 Class B Pass Through Trust	4.950	08-15-26		219,375	220,889
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31		252,964	241,100
American Airlines 2017-2 Class AA Pass Through Trust	3.350	04-15-31		97,294	92,439
American Airlines 2017-2 Class B Pass Through Trust	3.700	04-15-27		128,175	122,343
Azul Investments LLP (D)	5.875	10-26-24		200,000	185,100
Delta Air Lines 2009-1 Class A Pass Through Trust	7.750	06-17-21		11,941	12,376
Delta Air Lines 2010-2 Class A Pass Through Trust	4.950	11-23-20		7,917	7,933
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20		22,196	22,312
Delta Air Lines, Inc.	2.600	12-04-20		20,000	19,565
Delta Air Lines, Inc.	2.875	03-13-20		135,000	133,912
Delta Air Lines, Inc.	3.625	03-15-22		215,000	210,744
Delta Air Lines, Inc.	3.800	04-19-23		35,000	34,179
Delta Air Lines, Inc.	4.375	04-19-28		355,000	338,965
Southwest Airlines Company	2.750	11-06-19		110,000	109,409
United Continental Holdings, Inc.	4.250	10-01-22		84,000	82,845
United Continental Holdings, Inc.	5.000	02-01-24		115,000	112,988
US Airways 2012-2 Class A Pass Through Trust	4.625	12-03-26		167,984	169,294
US Airways 2013-1 Class A Pass Through Trust	3.950	05-15-27		175,995	175,098
Building products 0.1%
American Woodmark Corp. (D)	4.875	03-15-26		255,000	231,413
Masonite International Corp. (D)	5.625	03-15-23		51,000	50,873
PGT Escrow Issuer, Inc. (D)	6.750	08-01-26		180,000	181,800
Commercial services and supplies 0.2%
AA Bond Company, Ltd.	5.500	07-31-43	GBP	100,000	106,489
Brambles USA, Inc. (D)	4.125	10-23-25		90,000	89,165
Prime Security Services Borrower LLC (D)	9.250	05-15-23		812,000	860,720
Red de Carreteras de Occidente SAPIB de CV (D)	9.000	06-10-28	MXN	2,000,000	89,433
The ADT Security Corp.	6.250	10-15-21		50,000	51,688
TMS International Corp. (D)	7.250	08-15-25		310,000	303,800
Construction and engineering 0.3%
CCCI Treasure, Ltd. (3.500% to 4-21-20, then 5 Year CMT + 7.192%) (G)	3.500	04-21-20		200,000	196,017
CRCC Yupeng, Ltd. (3.950% to 8-1-19, then 5 Year CMT + 7.251%) (G)	3.950	08-01-19		200,000	199,099
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	39

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Construction and engineering (continued)
Eastern Creation II Investment Holdings, Ltd.	2.750	09-26-20		645,000	$630,486
Heathrow Funding, Ltd. (D)	4.875	07-15-23		720,000	746,112
Kissner Holdings LP (D)	8.375	12-01-22		482,000	483,205
Transurban Finance Company Pty, Ltd.	1.875	09-16-24	EUR	200,000	234,153
Transurban Finance Company Pty, Ltd. (D)	3.375	03-22-27		170,000	155,036
Transurban Finance Company Pty, Ltd. (D)	4.125	02-02-26		50,000	49,062
Electrical equipment 0.0%
Sensata Technologies UK Financing Company PLC (D)	6.250	02-15-26		400,000	407,256
Industrial conglomerates 0.2%
Axtel SAB de CV (D)	6.375	11-14-24		200,000	185,002
General Electric Company	1.875	05-28-27	EUR	100,000	102,479
General Electric Company	2.125	05-17-37	EUR	100,000	85,984
General Electric Company	4.625	01-07-21		330,000	326,744
Hutchison Whampoa International 14, Ltd.	3.625	10-31-24		250,000	244,482
Roper Technologies, Inc.	3.000	12-15-20		20,000	19,792
Sigma Alimentos SA de CV	4.125	05-02-26		630,000	583,380
Machinery 0.1%
Apex Tool Group LLC (D)	9.000	02-15-23		375,000	323,438
Caterpillar Financial Services Corp. (3 month LIBOR + 0.280%) (B)	2.597	09-07-21		45,000	44,893
CNH Industrial Capital LLC	3.375	07-15-19		42,000	41,844
CNH Industrial Capital LLC	3.875	10-15-21		85,000	84,044
CNH Industrial Capital LLC	4.375	11-06-20		125,000	125,191
EVOCA SpA	7.000	10-15-23	EUR	100,000	117,956
Fortive Corp.	1.800	06-15-19		2,000	1,984
PACCAR Financial Corp	3.100	05-10-21		90,000	89,650
Titan International, Inc.	6.500	11-30-23		165,000	152,213
Welbilt, Inc.	9.500	02-15-24		75,000	80,531
Marine 0.0%
Pelabuhan Indonesia III Persero PT	4.875	10-01-24		200,000	193,000
Professional services 0.0%
Equifax, Inc.	2.300	06-01-21		20,000	19,319
Equifax, Inc.	3.600	08-15-21		50,000	49,631
Equifax, Inc. (3 month LIBOR + 0.870%) (B)	3.486	08-15-21		45,000	45,170
Road and rail 0.1%
Avis Budget Car Rental LLC (D)	6.375	04-01-24		180,000	175,644
ERAC USA Finance LLC (D)	2.350	10-15-19		20,000	19,818
Europcar Mobility Group	4.125	11-15-24	EUR	155,000	168,223
JB Hunt Transport Services, Inc.	2.400	03-15-19		45,000	44,906
Kansas City Southern	2.350	05-15-20		200,000	196,196
Penske Truck Leasing Company LP (D)	2.500	06-15-19		130,000	129,415
Penske Truck Leasing Company LP (D)	3.200	07-15-20		80,000	79,248
Union Pacific Corp.	3.200	06-08-21		90,000	89,702
Trading companies and distributors 0.4%
AerCap Ireland Capital DAC	3.950	02-01-22		150,000	147,645
Air Lease Corp.	2.125	01-15-20		95,000	93,465
Air Lease Corp.	2.500	03-01-21		20,000	19,414
Air Lease Corp.	2.750	01-15-23		35,000	33,039
Air Lease Corp.	3.500	01-15-22		40,000	39,327
American Builders & Contractors Supply Company, Inc. (D)	5.875	05-15-26		265,000	256,719
Avolon Holdings Funding, Ltd. (D)	5.125	10-01-23		145,000	144,456
Avolon Holdings Funding, Ltd. (D)	5.500	01-15-23		325,000	325,813
GATX Corp.	2.500	07-30-19		45,000	44,830
40	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
GATX Corp.	2.600	03-30-20		140,000	$138,145
H&E Equipment Services, Inc.	5.625	09-01-25		275,000	256,438
HD Supply, Inc. (D)	5.375	10-15-26		310,000	299,243
International Lease Finance Corp.	6.250	05-15-19		10,000	10,106
Park Aerospace Holdings, Ltd. (D)	4.500	03-15-23		115,000	111,838
Park Aerospace Holdings, Ltd. (D)	5.250	08-15-22		130,000	130,000
SMBC Aviation Capital Finance DAC (D)	4.125	07-15-23		610,000	604,427
United Rentals North America, Inc.	6.500	12-15-26		191,000	191,716
Univar USA, Inc. (D)	6.750	07-15-23		200,000	199,750
Transportation infrastructure 0.2%
Adani Ports & Special Economic Zone, Ltd.	3.500	07-29-20		300,000	296,114
Aeropuerto Internacional de Tocumen SA	5.625	05-18-36		200,000	202,000
Autoridad del Canal de Panama (D)	4.950	07-29-35		200,000	203,002
Autostrade per l'Italia SpA	4.375	09-16-25	EUR	70,000	82,297
Jasa Marga Persero Tbk PT (D)	7.500	12-11-20	IDR	3,200,000,000	210,681
Rumo Luxembourg Sarl (D)	7.375	02-09-24		200,000	206,200
Information technology 0.9%					7,332,641
Communications equipment 0.0%
Hughes Satellite Systems Corp.	6.625	08-01-26		355,000	330,594
ViaSat, Inc. (D)	5.625	09-15-25		180,000	169,650
Electronic equipment, instruments and components 0.1%
Arrow Electronics, Inc.	4.000	04-01-25		180,000	173,103
Avnet, Inc.	3.750	12-01-21		40,000	39,851
Avnet, Inc.	4.625	04-15-26		65,000	62,980
Avnet, Inc.	4.875	12-01-22		205,000	208,206
Keysight Technologies, Inc.	3.300	10-30-19		250,000	249,549
IT services 0.2%
Alliance Data Systems Corp.	5.250	11-15-23	EUR	100,000	115,038
Banff Merger Sub, Inc. (D)	9.750	09-01-26		130,000	122,363
DXC Technology Company	2.875	03-27-20		70,000	69,377
DXC Technology Company (3 month LIBOR + 0.950%) (B)	3.688	03-01-21		108,000	107,769
Fidelity National Information Services, Inc.	2.250	08-15-21		85,000	81,595
Fidelity National Information Services, Inc.	3.625	10-15-20		20,000	19,990
Sixsigma Networks Mexico SA de CV (D)	7.500	05-02-25		200,000	186,500
Travelport Corporate Finance PLC (D)	6.000	03-15-26		190,000	187,625
Vantiv LLC (D)	4.375	11-15-25		200,000	186,250
VeriSign, Inc.	4.750	07-15-27		225,000	214,594
Semiconductors and semiconductor equipment 0.3%
Broadcom Corp.	2.375	01-15-20		130,000	128,288
Broadcom Corp.	3.000	01-15-22		315,000	303,042
Broadcom Corp.	3.125	01-15-25		600,000	542,603
Broadcom Corp.	3.625	01-15-24		1,130,000	1,068,716
Microchip Technology, Inc. (D)	3.922	06-01-21		65,000	64,096
Software 0.2%
AssuredPartners, Inc. (D)	7.000	08-15-25		300,000	283,125
Fair Isaac Corp. (D)	5.250	05-15-26		305,000	300,806
RP Crown Parent LLC (D)	7.375	10-15-24		115,000	116,581
Solera LLC (D)	10.500	03-01-24		909,000	979,448
Technology hardware, storage and peripherals 0.1%
Dell International LLC (D)	3.480	06-01-19		260,000	259,442
Harland Clarke Holdings Corp. (D)	6.875	03-01-20		150,000	148,125
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	41

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Harland Clarke Holdings Corp. (D)	8.375	08-15-22		425,000	$393,125
Hewlett Packard Enterprise Company (D)	2.100	10-04-19		45,000	44,386
Xerox Corp.	2.750	03-15-19		90,000	89,831
Xerox Corp.	5.625	12-15-19		85,000	85,993
Materials 2.5%					19,293,055
Chemicals 0.7%
CNAC HK Finbridge Company, Ltd.	4.625	03-14-23		1,000,000	996,522
CVR Partners LP (D)	9.250	06-15-23		760,000	798,228
DowDuPont, Inc.	3.766	11-15-20		70,000	70,333
Equate Petrochemical BV	4.250	11-03-26		400,000	380,525
International Flavors & Fragrances, Inc.	3.400	09-25-20		30,000	29,956
Israel Chemicals, Ltd. (D)	6.375	05-31-38		150,000	148,468
Koppers, Inc. (D)	6.000	02-15-25		305,000	272,975
Kraton Polymers LLC (D)	5.250	05-15-26	EUR	100,000	104,097
Kraton Polymers LLC (D)	7.000	04-15-25		190,000	172,425
LyondellBasell Industries NV	5.000	04-15-19		97,000	97,165
OCI NV (D)	6.625	04-15-23		255,000	258,590
Platform Specialty Products Corp. (D)	5.875	12-01-25		205,000	199,875
PQ Corp. (D)	6.750	11-15-22		75,000	77,813
SABIC Capital II BV (D)	4.500	10-10-28		200,000	195,900
Solvay Finance America LLC (D)	4.450	12-03-25		420,000	422,293
Syngenta Finance NV (D)	3.933	04-23-21		310,000	304,854
Syngenta Finance NV (D)	4.441	04-24-23		400,000	384,794
Syngenta Finance NV (D)	5.676	04-24-48		275,000	221,676
The Sherwin-Williams Company	2.250	05-15-20		220,000	215,546
Construction materials 0.2%
Boral Finance Pty, Ltd. (D)	3.000	11-01-22		35,000	33,675
Boral Finance Pty, Ltd. (D)	3.750	05-01-28		365,000	336,125
Cemex SAB de CV	7.750	04-16-26		200,000	209,320
Martin Marietta Materials, Inc.	4.250	07-02-24		140,000	139,758
Martin Marietta Materials, Inc. (3 month LIBOR + 0.500%) (B)	2.838	12-20-19		45,000	44,860
Martin Marietta Materials, Inc. (3 month LIBOR + 0.650%) (B)	3.327	05-22-20		25,000	25,058
New Enterprise Stone & Lime Company, Inc. (D)	6.250	03-15-26		120,000	110,400
Summit Materials LLC (D)	5.125	06-01-25		130,000	117,975
Votorantim Cimentos SA	7.250	04-05-41		200,000	202,000
Vulcan Materials Company (3 month LIBOR + 0.600%) (B)	2.934	06-15-20		55,000	54,875
Vulcan Materials Company (3 month LIBOR + 0.650%) (B)	3.388	03-01-21		115,000	115,123
Containers and packaging 0.5%
ARD Finance SA (6.625% Cash or 7.375% PIK)	6.625	09-15-23	EUR	100,000	110,097
ARD Finance SA (7.125% Cash or 7.875% PIK)	7.125	09-15-23		825,000	761,063
ARD Securities Finance SARL (8.750% Cash or 8.750% PIK) (D)	8.750	01-31-23		200,000	167,250
Ardagh Packaging Finance PLC (D)	7.250	05-15-24		700,000	707,000
BWAY Holding Company (D)	7.250	04-15-25		565,000	512,738
Crown Cork & Seal Company, Inc.	7.375	12-15-26		100,000	107,000
Kleopatra Holdings 1 SCA (8.500% Cash or 9.250% PIK)	8.500	06-30-23	EUR	460,000	212,300
Packaging Corp. of America	2.450	12-15-20		40,000	39,093
Pactiv LLC	7.950	12-15-25		175,000	175,875
Reynolds Group Issuer, Inc.	5.750	10-15-20		24,228	24,197
Reynolds Group Issuer, Inc. (D)	7.000	07-15-24		420,000	418,950
Reynolds Group Issuer, Inc. (3 month LIBOR + 3.500%) (B)(D)	5.936	07-15-21		200,000	201,480
Metals and mining 1.1%
ABJA Investment Company Pte, Ltd.	5.450	01-24-28		200,000	171,790
42	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Metals and mining (continued)
AK Steel Corp.	6.375	10-15-25		295,000	$239,688
AK Steel Corp.	7.500	07-15-23		40,000	40,300
Alcoa Nederland Holding BV (D)	7.000	09-30-26		200,000	207,500
Aleris International, Inc. (D)	10.750	07-15-23		120,000	124,800
Anglo American Capital PLC (D)	4.000	09-11-27		210,000	189,146
Anglo American Capital PLC (D)	4.125	09-27-22		205,000	202,343
Anglo American Capital PLC (D)	4.875	05-14-25		460,000	452,882
ArcelorMittal	5.250	08-05-20		40,000	40,738
ArcelorMittal	5.250	08-05-20		80,000	81,465
ArcelorMittal	5.500	03-01-21		35,000	35,945
Arconic, Inc.	6.150	08-15-20		300,000	308,979
Big River Steel LLC (D)	7.250	09-01-25		135,000	137,700
Carpenter Technology Corp.	5.200	07-15-21		195,000	198,426
Constellium NV (D)	4.250	02-15-26	EUR	100,000	105,568
Constellium NV (D)	5.750	05-15-24		250,000	233,750
Constellium NV (D)	6.625	03-01-25		1,000,000	957,500
Corp. Nacional del Cobre de Chile (D)	3.625	08-01-27		200,000	186,254
First Quantum Minerals, Ltd. (D)	7.250	05-15-22		400,000	387,000
FMG Resources August 2006 Pty, Ltd. (D)	5.125	03-15-23		185,000	175,288
FMG Resources August 2006 Pty, Ltd. (D)	5.125	05-15-24		330,000	307,313
Freeport-McMoRan, Inc.	5.400	11-14-34		680,000	572,900
Freeport-McMoRan, Inc.	5.450	03-15-43		535,000	437,363
Hudbay Minerals, Inc. (D)	7.250	01-15-23		225,000	225,281
Hudbay Minerals, Inc. (D)	7.625	01-15-25		475,000	471,438
Indonesia Asahan Aluminium Persero PT (D)	5.710	11-15-23		200,000	203,200
Indonesia Asahan Aluminium Persero PT (D)	6.530	11-15-28		200,000	205,920
Joseph T Ryerson & Son, Inc. (D)	11.000	05-15-22		810,000	862,650
New Gold, Inc. (D)	6.375	05-15-25		365,000	285,613
Press Metal Labuan, Ltd.	4.800	10-30-22		200,000	185,839
Southern Copper Corp.	5.375	04-16-20		20,000	20,341
Vale Overseas, Ltd.	4.375	01-11-22		117,000	118,755
Zekelman Industries, Inc. (D)	9.875	06-15-23		475,000	504,688
Paper and forest products 0.0%
Celulosa Arauco y Constitucion SA	7.250	07-29-19		60,000	61,226
Norbord, Inc. (D)	6.250	04-15-23		175,000	175,219
Real estate 1.6%					12,856,449
Equity real estate investment trusts 1.3%
Alexandria Real Estate Equities, Inc.	3.450	04-30-25		480,000	458,463
Alexandria Real Estate Equities, Inc.	3.950	01-15-28		295,000	279,207
American Campus Communities Operating Partnership LP	3.350	10-01-20		75,000	74,573
American Campus Communities Operating Partnership LP	3.625	11-15-27		255,000	234,093
American Campus Communities Operating Partnership LP	3.750	04-15-23		185,000	182,760
American Campus Communities Operating Partnership LP	4.125	07-01-24		245,000	243,287
Boston Properties LP	2.750	10-01-26		320,000	286,407
Boston Properties LP	3.650	02-01-26		140,000	133,910
Brixmor Operating Partnership LP	3.650	06-15-24		485,000	465,227
Brixmor Operating Partnership LP	3.850	02-01-25		105,000	100,517
Brixmor Operating Partnership LP	3.875	08-15-22		10,000	9,918
Brixmor Operating Partnership LP	3.900	03-15-27		375,000	353,206
Brixmor Operating Partnership LP	4.125	06-15-26		360,000	345,770
Camden Property Trust	4.100	10-15-28		45,000	44,694
Crown Castle International Corp.	2.250	09-01-21		125,000	119,511
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	43

	Rate (%)	Maturity date		Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Crown Castle International Corp.	3.400	02-15-21		50,000	$49,556
Crown Castle International Corp.	4.450	02-15-26		615,000	608,765
Crown Castle Towers LLC (D)	3.222	05-15-42		25,000	24,376
Crown Castle Towers LLC (D)	3.663	05-15-25		120,000	116,568
Crown Castle Towers LLC (D)	3.720	07-15-43		25,000	24,922
Essex Portfolio LP	3.375	04-15-26		305,000	287,223
Essex Portfolio LP	3.625	05-01-27		155,000	146,875
HCP, Inc.	2.625	02-01-20		5,000	4,950
Healthcare Realty Trust, Inc.	3.625	01-15-28		400,000	366,828
Highwoods Realty LP	3.625	01-15-23		165,000	161,538
Highwoods Realty LP	4.125	03-15-28		225,000	216,881
Inmobiliaria Colonial Socimi SA	2.728	06-05-23	EUR	200,000	239,255
Kilroy Realty LP	3.800	01-15-23		170,000	167,799
MPT Operating Partnership LP	5.000	10-15-27		405,000	384,750
MPT Operating Partnership LP	6.375	03-01-24		225,000	232,875
National Retail Properties, Inc.	4.300	10-15-28		25,000	24,557
Prologis LP	2.250	06-30-29	GBP	100,000	119,250
Rayonier AM Products, Inc. (D)	5.500	06-01-24		15,000	13,725
Regency Centers LP	3.600	02-01-27		115,000	108,350
Regency Centers LP	4.125	03-15-28		195,000	188,679
SBA Tower Trust (D)	3.168	04-09-47		295,000	288,399
SBA Tower Trust (D)	3.448	03-15-23		270,000	265,993
SBA Tower Trust (D)	3.869	10-15-49		550,000	544,664
Societe Fonciere Lyonnaise SA	2.250	11-16-22	EUR	200,000	239,035
Ventas Realty LP	4.000	03-01-28		195,000	186,169
Ventas Realty LP	4.400	01-15-29		230,000	225,450
VEREIT Operating Partnership LP	3.000	02-06-19		191,000	190,904
VEREIT Operating Partnership LP	3.950	08-15-27		627,000	577,177
VEREIT Operating Partnership LP	4.600	02-06-24		245,000	244,450
VEREIT Operating Partnership LP	4.875	06-01-26		678,000	678,381
VICI Properties 1 LLC	8.000	10-15-23		165,490	179,970
WEA Finance LLC (D)	2.700	09-17-19		200,000	199,074
Real estate management and development 0.3%
Agile Group Holdings, Ltd.	8.500	07-18-21		200,000	199,433
Akelius Residential Property AB	1.750	02-07-25	EUR	100,000	109,744
China Overseas Finance Cayman VI, Ltd.	4.250	05-08-19		200,000	200,504
IRSA Propiedades Comerciales SA (D)	8.750	03-23-23		265,000	259,703
Longfor Group Holdings, Ltd.	4.500	01-16-28		400,000	338,126
Residomo SRO (D)	3.375	10-15-24	EUR	100,000	112,005
Sun Hung Kai Properties Capital Market, Ltd.	4.500	02-14-22		495,000	506,495
The Howard Hughes Corp. (D)	5.375	03-15-25		315,000	298,463
Yuzhou Properties Company, Ltd.	7.900	05-11-21		200,000	193,045
Utilities 2.2%					16,885,873
Electric utilities 1.5%
American Electric Power Company, Inc.	3.650	12-01-21		10,000	9,994
Ausgrid Finance Pty, Ltd. (D)	3.850	05-01-23		450,000	446,195
Comision Federal de Electricidad (D)	4.875	01-15-24		200,000	189,752
DPL, Inc.	7.250	10-15-21		400,000	425,000
Duke Energy Corp.	2.650	09-01-26		120,000	107,115
Duke Energy Corp.	3.550	09-15-21		30,000	29,914
Eastern Power Networks PLC	5.750	03-08-24	GBP	30,000	44,599
EDP Finance BV (D)	4.900	10-01-19		100,000	100,895
44	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Electric utilities (continued)
Empresas Publicas de Medellin ESP	7.625	09-10-24	COP	153,000,000	$44,949
Enel Americas SA	4.000	10-25-26		300,000	278,232
Enel Chile SA	4.875	06-12-28		380,000	371,640
Enel Finance International NV (D)	2.750	04-06-23		380,000	344,332
Enel Finance International NV (D)	3.625	05-25-27		300,000	258,498
Enel Finance International NV (D)	4.750	05-25-47		200,000	162,888
Enel Finance International NV	5.625	08-14-24	GBP	50,000	72,085
Eskom Holdings SOC, Ltd.	5.750	01-26-21		600,000	564,876
Eskom Holdings SOC, Ltd. (D)	6.350	08-10-28		600,000	567,900
Eskom Holdings SOC, Ltd.	6.750	08-06-23		200,000	184,132
Eskom Holdings SOC, Ltd.	7.125	02-11-25		1,900,000	1,741,981
Eskom Holdings SOC, Ltd. (D)	8.450	08-10-28		435,000	409,640
Exelon Generation Company LLC	2.950	01-15-20		105,000	104,336
Exelon Generation Company LLC	5.200	10-01-19		5,000	5,078
FirstEnergy Corp.	2.850	07-15-22		70,000	67,719
FirstEnergy Corp.	3.900	07-15-27		735,000	703,723
FirstEnergy Transmission LLC (D)	4.350	01-15-25		195,000	196,822
Israel Electric Corp., Ltd. (D)	4.250	08-14-28		600,000	562,537
Mississippi Power Company (3 month LIBOR + 0.650%) (B)	2.987	03-27-20		30,000	30,002
NextEra Energy Capital Holdings, Inc. (3 month LIBOR + 0.550%) (B)	3.257	08-28-21		95,000	95,062
Perusahaan Listrik Negara PT	4.125	05-15-27		200,000	181,123
Perusahaan Listrik Negara PT	5.250	10-24-42		200,000	176,250
Perusahaan Listrik Negara PT (D)	5.450	05-21-28		300,000	297,764
PNM Resources, Inc.	3.250	03-09-21		65,000	64,055
San Diego Gas & Electric Company	1.914	02-01-22		32,500	31,677
State Grid Overseas Investment 2016, Ltd. (D)	1.375	05-02-25	EUR	200,000	223,278
State Grid Overseas Investment 2016, Ltd. (D)	2.250	05-04-20		220,000	215,961
State Grid Overseas Investment 2016, Ltd. (D)	2.750	05-04-22		1,225,000	1,185,487
State Grid Overseas Investment 2016, Ltd.	2.875	05-18-26		200,000	183,076
State Grid Overseas Investment 2016, Ltd.	4.000	05-04-47		400,000	365,516
The Southern Company	1.850	07-01-19		100,000	99,181
The Southern Company	2.350	07-01-21		20,000	19,264
The Southern Company	3.250	07-01-26		205,000	189,632
Vistra Operations Company LLC (D)	5.500	09-01-26		455,000	447,606
Gas utilities 0.1%
ENN Energy Holdings, Ltd.	3.250	10-23-19		200,000	198,723
Perusahaan Gas Negara Persero Tbk	5.125	05-16-24		200,000	195,656
Independent power and renewable electricity producers 0.5%
Calpine Corp. (D)	5.875	01-15-24		148,000	148,000
Clearway Energy Operating LLC (D)	5.750	10-15-25		185,000	178,063
NextEra Energy Operating Partners LP (D)	4.500	09-15-27		250,000	229,375
NRG Energy, Inc.	5.750	01-15-28		195,000	190,125
NRG Energy, Inc.	6.625	01-15-27		540,000	550,082
NRG Energy, Inc.	7.250	05-15-26		965,000	1,020,488
TerraForm Power Operating LLC (D)	4.250	01-31-23		75,000	71,250
TerraForm Power Operating LLC (D)	5.000	01-31-28		115,000	102,960
TerraForm Power Operating LLC (D)	6.125	03-01-26		330,000	309,177
The AES Corp.	4.500	03-15-23		40,000	39,650
The AES Corp.	5.125	09-01-27		330,000	325,050
The AES Corp.	6.000	05-15-26		353,000	363,590
Vistra Energy Corp. (D)	8.000	01-15-25		60,000	63,600
Vistra Energy Corp. (D)	8.125	01-30-26		210,000	226,275
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	45

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Multi-utilities 0.1%
CenterPoint Energy, Inc.	3.600	11-01-21		30,000	$29,876
Cometa Energia SA de CV (D)	6.375	04-24-35		197,400	182,102
Dominion Energy, Inc.	1.875	01-15-19		25,000	24,962
Dominion Energy, Inc.	2.579	07-01-20		30,000	29,503
Dominion Energy, Inc.	2.962	07-01-19		140,000	139,775
E.ON SE	1.625	05-22-29	EUR	100,000	111,915
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (D)(G)	5.650	06-15-23		57,000	54,506
Sempra Energy	1.625	10-07-19		35,000	34,423
Sempra Energy	3.250	06-15-27		72,000	65,603
Sempra Energy	3.400	02-01-28		145,000	131,938

Sempra Energy (3 month LIBOR + 0.500%) (B)	2.936	01-15-21		70,000	69,440
Convertible bonds 0.1%					$558,473
(Cost $577,475)
Consumer discretionary 0.1%					272,452
Internet and direct marketing retail 0.1%
Ctrip.com International, Ltd.	1.250	09-15-22		280,000	272,452
Financials 0.0%					159,389
Insurance 0.0%
AXA SA (D)	7.250	05-15-21		159,000	159,389
Industrials 0.0%					126,632
Electrical equipment 0.0%

Tesla Energy Operations, Inc.	1.625	11-01-19		135,000	126,632
Municipal bonds 0.3%					$2,120,763
(Cost $2,019,252)
Chicago Metropolitan Water Reclamation District (Illinois)	5.720	12-01-38		165,000	195,094
Chicago O'Hare International Airport (Illinois)	6.395	01-01-40		150,000	190,266
Commonwealth of Puerto Rico, Series A (F)	8.000	07-01-35		275,000	159,156
Denver City & County School District No. 1 (Colorado)	4.242	12-15-37		130,000	129,900
District of Columbia	5.591	12-01-34		40,000	46,298
Florida Hurricane Catastrophe Fund Finance Corp., Series A	2.995	07-01-20		265,000	264,512
Florida State Board of Administration Finance Corp.	2.163	07-01-19		170,000	169,419
JobsOhio Beverage System	4.532	01-01-35		125,000	132,478
Los Angeles Department of Airports (California)	7.053	05-15-40		185,000	252,120
Maryland State Transportation Authority	5.888	07-01-43		125,000	151,275
Metropolitan Transportation Authority (New York)	7.336	11-15-39		55,000	76,707
South Carolina State Public Service Authority	4.322	12-01-27		260,000	255,655
University of California	4.131	05-15-45		60,000	58,920

Virginia Commonwealth Transportation Board	5.350	05-15-35		35,000	38,963
Term loans (H) 6.9%					$54,282,631
(Cost $55,272,878)
Communication services 1.4%					10,779,819
Diversified telecommunication services 0.3%
CenturyLink, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%)	5.095	01-31-25		401,963	390,157
Cyxtera DC Holdings, Inc., 2nd Lien Term Loan (1 month LIBOR + 7.250%)	9.570	05-01-25		85,000	81,388
Cyxtera DC Holdings, Inc., Term Loan B (1 month LIBOR + 3.000%)	5.320	05-01-24		162,938	159,882
Intelsat Jackson Holdings SA, 2017 Term Loan B3 (1 month LIBOR + 3.750%)	6.072	11-27-23		205,000	203,526
Intelsat Jackson Holdings SA, 2017 Term Loan B4 (1 month LIBOR + 4.500%)	6.822	01-02-24		230,000	234,025
46	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Intelsat Jackson Holdings SA, 2017 Term Loan B5	6.625	01-02-24	505,000	$505,758
Level 3 Parent LLC, 2017 Term Loan B (1 month LIBOR + 2.250%)	4.556	02-22-24	370,000	365,146
Telesat Canada, Term Loan B4 (3 month LIBOR + 2.500%)	4.890	11-17-23	169,574	165,687
West Corp., 2017 Term Loan (1 and 3 month LIBOR + 4.000%)	6.526	10-10-24	74,350	71,376
Zayo Group LLC, 2017 Incremental Term Loan (1 month LIBOR + 2.250%)	4.595	01-19-24	160,843	159,234
Entertainment 0.0%
Lions Gate Capital Holdings LLC, 2018 Term Loan B (1 month LIBOR + 2.250%)	4.595	03-24-25	124,375	122,626
Interactive media and services 0.5%
Ancestry.com Operations, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.600	10-19-23	601,852	594,329
EIG Investors Corp., 2018 1st Lien Term Loan (3 month LIBOR + 3.750%)	6.434	02-09-23	524,895	521,530
Go Daddy Operating Company LLC, 2017 Repriced Term Loan (1 month LIBOR + 2.250%)	4.595	02-15-24	117,006	115,647
GTT Communications, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.750%)	5.090	05-31-25	189,525	183,390
Hyland Software, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.595	07-01-22	206,407	204,688
Hyland Software, Inc., 2017 2nd Lien Term Loan (1 month LIBOR + 7.000%)	9.345	07-07-25	75,000	74,625
Match Group, Inc., 2017 Term Loan B (1 month LIBOR + 2.500%)	4.806	11-16-22	109,375	109,238
MH Sub I LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.056	09-13-24	237,276	234,725
MH Sub I LLC, 2017 2nd Lien Term Loan (1 month LIBOR + 7.500%)	9.806	09-15-25	40,000	39,900
Sabre GLBL, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.345	02-22-24	112,999	111,115
Uber Technologies, Inc., 2018 Incremental Term Loan (1 month LIBOR + 3.500%)	5.807	07-13-23	1,609,557	1,583,901
Uber Technologies, Inc., 2018 Term Loan (1 month LIBOR + 4.000%)	6.315	04-04-25	259,350	256,108
Media 0.6%
ABG Intermediate Holdings 2 LLC, 2017 1st Lien Add-On Term Loan (1 month LIBOR + 3.500%)	5.849	09-26-24	248,541	246,212
Altice Financing SA, 2017 USD Term Loan B (1 month LIBOR + 2.750%)	5.053	07-15-25	264,953	256,739
Altice France SA, 2018 Term Loan B13 (1 month LIBOR + 4.000%)	6.307	08-14-26	75,000	71,344
Altice France SA, USD Term Loan B11 (1 month LIBOR + 2.750%)	5.095	07-31-25	94,520	88,731
Charter Communications Operating LLC, 2017 Term Loan B (1 month LIBOR + 2.000%)	4.350	04-30-25	148,875	147,182
Creative Artists Agency LLC, 2018 Term Loan B (1 month LIBOR + 3.000%)	5.303	02-15-24	68,780	68,207
CSC Holdings LLC, 2017 1st Lien Term Loan (1 month LIBOR + 2.250%)	4.557	07-17-25	575,580	565,795
CSC Holdings LLC, 2018 Term Loan B (1 month LIBOR + 2.500%)	4.807	01-25-26	154,225	151,774
Formula One Management, Ltd., 2018 USD Term Loan (1 month LIBOR + 2.500%)	4.845	02-01-24	474,584	457,855
Hoya Midco LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.845	06-30-24	326,174	320,466
iHeartCommunications, Inc., Term Loan D (F)	0.000	01-30-19	900,000	639,126
iHeartCommunications, Inc., USD Extended Term Loan E (F)	0.000	07-30-19	85,000	60,244
JD Power & Associates, 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.095	09-07-23	122,500	122,194
Telenet Financing USD LLC, USD Term Loan AN (1 month LIBOR + 2.250%)	4.557	08-15-26	45,000	44,164
Townsquare Media, Inc., 2017 Term Loan B (2 month LIBOR + 3.000%)	5.345	04-01-22	144,173	142,370
Unitymedia Finance LLC, 2018 Term Loan E (1 month LIBOR + 2.000%)	4.307	06-01-23	75,000	74,198
Univision Communications, Inc., Term Loan C5 (1 month LIBOR + 2.750%)	5.095	03-15-24	275,023	255,920
VFH Parent LLC, 2017 Refinanced Term Loan B (3 month LIBOR + 2.750%)	5.089	12-30-21	48,845	48,662
Virgin Media Bristol LLC, USD Term Loan K (1 month LIBOR + 2.500%)	4.807	01-15-26	145,000	143,051
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	47

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
WideOpenWest Finance LLC, 2017 Term Loan B (1 month LIBOR + 3.250%)	5.553	08-18-23	250,312	$237,046
Wireless telecommunication services 0.0%
Sprint Communications, Inc., 1st Lien Term Loan B (1 month LIBOR + 2.500%)	4.875	02-02-24	152,675	150,538
Consumer discretionary 0.9%				6,714,383
Auto components 0.1%
American Axle & Manufacturing, Inc., Term Loan B (1 and 3 month LIBOR + 2.250%)	4.639	04-06-24	78,000	74,555
TI Group Automotive Systems LLC, 2015 USD Term Loan (1 month LIBOR + 2.500%)	4.845	06-30-22	64,730	63,112
Truck Hero, Inc., 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.065	04-21-24	257,686	252,790
Truck Hero, Inc., 2nd Lien Term Loan (1 month LIBOR + 8.250%)	10.565	04-21-25	470,000	465,300
Automobiles 0.1%
CH Hold Corp., 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.345	02-01-24	97,924	97,252
CH Hold Corp., 2nd Lien Term Loan (1 month LIBOR + 7.250%)	9.595	02-01-25	220,000	219,450
Diversified consumer services 0.1%
Laureate Education, Inc., 2017 Term Loan B (3 month LIBOR + 3.500%)	6.027	04-26-24	330,269	329,030
SRS Distribution, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.595	05-23-25	64,763	62,253
Weight Watchers International, Inc., 2017 Term Loan B (3 month LIBOR + 4.750%)	7.150	11-29-24	616,000	616,388
Hotels, restaurants and leisure 0.4%
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%)	4.485	09-15-23	86,599	84,927
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	5.095	12-22-24	337,127	330,866
CCM Merger, Inc., New Term Loan B (1 month LIBOR + 2.250%)	4.595	08-08-21	135,709	135,098
CityCenter Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.250%)	4.595	04-18-24	144,634	141,922
Equinox Holdings, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.345	03-08-24	49,252	48,760
Equinox Holdings, Inc., 2017 2nd Lien Term Loan (1 month LIBOR + 7.000%)	9.345	09-06-24	65,000	66,097
Four Seasons Hotels, Ltd., New 1st Lien Term Loan (1 month LIBOR + 2.000%)	4.345	11-30-23	171,938	169,819
Global Business Travel Holdings, Ltd., 2018 Term Loan B (3 month LIBOR + 2.500%)	5.115	08-13-25	55,000	54,931
Golden Nugget, Inc., 2017 Incremental Term Loan B (1 and 3 month LIBOR + 2.750%)	5.231	10-04-23	126,796	124,673
IRB Holding Corp., 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.568	02-05-25	99,650	98,508
KFC Holding Company, 2018 Term Loan B (1 month LIBOR + 1.750%)	4.053	04-03-25	96,153	95,221
K-MAC Holdings Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.556	03-14-25	29,850	29,300
K-MAC Holdings Corp., 2018 2nd Lien Term Loan (1 month LIBOR + 6.750%)	9.056	03-16-26	25,000	24,844
Life Time Fitness, Inc., 2017 Term Loan B (1 and 3 month LIBOR + 2.750%)	5.456	06-10-22	164,552	161,795
Marriott Ownership Resorts, Inc., 2018 Term Loan B (1 month LIBOR + 2.250%)	4.595	08-29-25	55,000	54,760
New Red Finance, Inc., Term Loan B3 (1 month LIBOR + 2.250%)	4.595	02-16-24	119,696	117,212
Playa Resorts Holding BV, 2017 Term Loan B (1 month LIBOR + 2.750%)	5.090	04-29-24	128,376	123,856
Scientific Games International, Inc., 2018 Term Loan B5 (1 and 2 month LIBOR + 2.750%)	5.216	08-14-24	292,229	284,141
Stars Group Holdings BV, 2018 USD Incremental Term Loan (3 month LIBOR + 3.500%)	5.886	07-10-25	194,513	193,610
Station Casinos LLC, 2016 Term Loan B (1 month LIBOR + 2.500%)	4.850	06-08-23	144,627	142,254
48	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Tacala Investment Corp., 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.595	01-31-25	39,800	$39,116
Tacala Investment Corp., 2nd Lien Term Loan (1 month LIBOR + 7.000%)	9.345	01-30-26	75,000	74,875
Leisure products 0.0%
MND Holdings III Corp., 2018 1st Lien Term Loan (3 month LIBOR + 3.500%)	5.886	06-19-24	83,938	83,728
SRAM LLC, 2018 Term Loan B (2 and 3 month LIBOR + 2.750% and Prime rate + 1.750%)	5.210	03-15-24	157,983	157,193
Multiline retail 0.0%
BJ's Wholesale Club, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.318	02-03-24	144,437	143,474
Specialty retail 0.2%
Academy, Ltd., 2015 Term Loan B (1 month LIBOR + 4.000%)	6.304	07-01-22	405,239	294,876
Bass Pro Group LLC, Term Loan B (1 month LIBOR + 5.000%)	7.345	09-25-24	313,700	309,584
Jo-Ann Stores LLC, 2016 Term Loan (3 month LIBOR + 5.000%)	7.477	10-20-23	519,489	509,749
Jo-Ann Stores LLC, 2018 2nd Lien Term Loan (3 month LIBOR + 9.250%)	11.727	05-21-24	350,000	344,533
KAR Auction Services, Inc., Term Loan B5 (3 month LIBOR + 2.500%)	4.938	03-09-23	95,456	94,531
Consumer staples 0.2%				1,656,031
Commercial services and supplies 0.0%
Brightview Landscapes LLC, 2018 1st Lien Term Loan B (1 month LIBOR + 2.500%)	4.841	08-15-25	99,750	99,127
Food and staples retailing 0.0%
Albertson's LLC, USD 2017 Term Loan B5 (3 month LIBOR + 3.000%)	5.381	12-21-22	294,156	289,238
Food products 0.1%
Atkins Nutritionals Holdings, Inc., 2017 Term Loan B (1 month LIBOR + 3.500%)	5.817	07-07-24	138,600	137,561
Chobani LLC, 2017 Term Loan B (1 month LIBOR + 3.500%)	5.845	10-10-23	97,070	91,185
Hostess Brands LLC, 2017 Repriced Term Loan (1, 2 and 3 month LIBOR + 2.250%)	4.702	08-03-22	116,241	113,154
Post Holdings, Inc., 2017 Series A Incremental Term Loan (1 month LIBOR + 2.000%)	4.320	05-24-24	110,252	109,535
Shearer's Foods LLC, 2nd Lien Term Loan (1 month LIBOR + 6.750%)	9.095	06-30-22	50,000	47,375
Household products 0.1%
Diamond BC BV, USD Term Loan (2 and 3 month LIBOR + 3.000%)	5.526	09-06-24	287,825	279,190
Reynolds Group Holdings, Inc., USD 2017 Term Loan (1 month LIBOR + 2.750%)	5.095	02-05-23	292,131	288,260
Personal products 0.0%
Albea Beauty Holdings SA, 2018 USD Term Loan B2 (1 and 6 month LIBOR + 2.750%)	5.634	04-22-24	84,575	83,306
Anastasia Parent LLC, 2018 Term Loan B (1 month LIBOR + 3.750%)	6.068	08-11-25	120,000	118,100
Energy 0.3%				2,018,621
Energy equipment and services 0.0%
Thermon Holding Corp., Term Loan B (1 month LIBOR + 3.750%)	6.049	10-24-24	70,440	70,176
Oil, gas and consumable fuels 0.3%
BCP Raptor II LLC, 1st Lien Term Loan (2 month LIBOR + 4.750%)	7.143	11-03-25	145,000	141,013
BCP Raptor LLC, Term Loan B (2 month LIBOR + 4.250%)	6.641	06-24-24	715,564	689,446
Brazos Delaware II LLC, Term Loan B (1 month LIBOR + 4.000%)	6.303	05-21-25	249,375	242,268
California Resources Corp., 2017 1st Lien Term Loan (1 month LIBOR + 4.750%)	7.065	12-31-22	140,000	140,816
Consolidated Energy Finance SA, Term Loan B (3 month LIBOR + 2.500%)	4.818	05-07-25	144,638	142,468
Eastern Power LLC, Term Loan B (1 month LIBOR + 3.750%)	6.095	10-02-23	190,652	188,865
EMG Utica LLC, Term Loan (6 month LIBOR + 3.750%)	6.251	03-27-20	90,782	90,329
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	49

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Granite Acquisition, Inc., Term Loan B (3 month LIBOR + 3.500%)	5.896	12-19-21	115,101	$114,439
Granite Acquisition, Inc., Term Loan C (3 month LIBOR + 3.500%)	5.886	12-19-21	4,798	4,770
Lucid Energy Group II Borrower LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.306	02-17-25	203,975	194,031
Financials 1.2%				9,521,679
Banks 0.0%
Freedom Mortgage Corp., 1st Lien Term Loan (1 month LIBOR + 4.750%)	7.095	02-23-22	62,714	62,191
Capital markets 0.2%
Aretec Group, Inc., 2018 Term Loan (1 month LIBOR + 4.250%)	6.595	10-01-25	145,000	144,094
Capital Automotive LP, 2017 2nd Lien Term Loan (1 month LIBOR + 6.000%)	8.350	03-24-25	285,237	285,593
Clipper Acquisitions Corp., 2017 Term Loan B (1 month LIBOR + 1.750%)	4.064	12-27-24	59,550	58,806
EIG Management Company LLC, 2018 Term Loan B (1 month LIBOR + 3.750%)	6.056	02-22-25	54,725	54,885
Focus Financial Partners LLC, 2018 Incremental Term Loan (1 month LIBOR + 2.500%)	4.845	07-03-24	89,120	88,006
GGP Nimbus LP, 1st Lien Term Loan B (1 month LIBOR + 2.500%)	4.849	08-27-25	155,000	149,907
HarbourVest Partners LP, 2018 Term Loan B (1 month LIBOR + 2.250%)	4.557	03-01-25	125,500	124,401
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.095	03-01-21	72,245	71,432
Sedgwick Claims Management Services, Inc., 2018 Term Loan B (I)	TBD	12-31-25	150,000	148,313
Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan (1 month LIBOR + 5.750%)	8.095	02-28-22	250,000	249,688
The Edelman Financial Center LLC, 2018 1st Lien Term Loan (3 month LIBOR + 3.250%)	5.686	07-21-25	150,000	148,595
The Edelman Financial Center LLC, 2018 2nd Lien Term Loan (3 month LIBOR + 6.750%)	9.186	07-20-26	120,000	118,200
Virtus Investment Partners, Inc., Term Loan (3 month LIBOR + 2.500%)	4.908	06-01-24	93,523	93,406
Diversified financial services 0.2%
AlixPartners LLP, 2017 Term Loan B (1 month LIBOR + 2.750%)	5.095	04-04-24	88,222	87,230
Bronco Midstream Funding LLC, Term Loan B (1 month LIBOR + 3.500%)	5.820	08-14-23	7,774	7,690
NFP Corp., Term Loan B (1 month LIBOR + 3.000%)	5.345	01-08-24	122,936	120,170
Phoenix Services Merger Sub LLC, Term Loan (1 month LIBOR + 3.750%)	6.065	03-01-25	137,310	136,108
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.750%)	6.095	10-01-25	675,000	656,802
Russell Investments US Institutional Holdco, Inc., Term Loan B (1 month LIBOR + 3.250%)	5.595	06-01-23	29,472	29,080
Sam BidCo SAS, USD Repriced Term Loan B (3 month LIBOR + 3.000%)	3.000	12-13-24	50,000	49,500
UFC Holdings LLC, 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.600	08-18-23	191,449	190,812
UFC Holdings LLC, 2nd Lien Term Loan (1 month LIBOR + 7.500%)	9.845	08-18-24	310,000	309,225
Insurance 0.8%
Acrisure LLC, 2017 Term Loan B (1 month LIBOR + 4.250%)	6.595	11-22-23	274,591	271,560
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 2.750%)	5.057	05-09-25	109,950	107,857
AmWINS Group, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%)	5.088	01-25-24	74,747	73,999
Asurion LLC, 2017 2nd Lien Term Loan (1 month LIBOR + 6.500%)	8.845	08-04-25	3,295,000	3,355,397
Asurion LLC, 2017 Term Loan B4 (1 month LIBOR + 3.000%)	5.345	08-04-22	1,106,562	1,095,497
Asurion LLC, 2018 Term Loan B6 (1 month LIBOR + 3.000%)	5.345	11-03-23	509,842	504,214
Asurion LLC, 2018 Term Loan B7 (1 month LIBOR + 3.000%)	5.345	11-03-24	379,050	374,786
Genworth Holdings, Inc., Term Loan (2 month LIBOR + 4.500%)	6.831	03-07-23	59,700	60,596
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%)	5.490	04-25-25	299,250	293,639
50	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care 0.8%					$6,458,132
Health care equipment and supplies 0.1%
Auris Luxembourg III Sarl, Term Loan B (I)	TBD	07-20-25		335,000	333,536
Avantor, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.072	11-21-24		184,586	184,278
Exactech, Inc., 2018 Term Loan B (1 month LIBOR + 3.750%)	6.095	02-14-25		49,750	49,501
Kinetic Concepts, Inc., 2017 USD Term Loan B (3 month LIBOR + 3.250%)	5.636	02-02-24		87,880	87,441
WW Medical & Healthcare Holdings Corp., 2017 1st Lien Term Loan B (1 month LIBOR + 3.750%)	6.095	01-23-25		54,725	54,417
WW Medical & Healthcare Holdings Corp., 2017 2nd Lien Term Loan (1 month LIBOR + 8.000%)	10.345	01-23-26		25,000	25,115
Health care providers and services 0.4%
ATI Holdings Acquisition, Inc., 2016 Term Loan (1 month LIBOR + 3.500%)	5.807	05-10-23		112,750	112,045
Aveanna Healthcare LLC, 2017 1st Lien Term Loan (1 month LIBOR + 4.250%)	6.595	03-18-24		68,050	65,838
Catalent Pharma Solutions, Inc., USD Term Loan B (1 month LIBOR + 2.250%)	4.595	05-20-24		44,389	44,040
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B (1 and 3 month LIBOR + 3.000%)	5.461	06-07-23		71,497	71,229
Elsan SAS, 2015 EUR Term Loan B2 (1 month EURIBOR + 3.750%)	3.750	10-31-22	EUR	25,000	28,318
ExamWorks Group, Inc., 2017 Term Loan (1 month LIBOR + 3.250%)	5.595	07-27-23		171,513	171,084
Explorer Holdings, Inc., 2016 Term Loan B (3 month LIBOR + 3.750%)	6.136	05-02-23		49,369	49,122
Gentiva Health Services, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.125	07-02-25		90,000	89,775
HCA, Inc., 2018 Term Loan B10 (1 month LIBOR + 2.000%)	4.345	03-13-25		24,875	24,782
Midwest Physician Administrative Services LLC, 2018 Term Loan (1 month LIBOR + 2.750%)	5.095	08-15-24		14,551	14,223
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 month LIBOR + 2.750%)	5.136	06-07-23		623,927	611,579
NVA Holdings, Inc., Term Loan B3 (1 month LIBOR + 2.750%)	5.095	02-02-25		233,912	227,870
Onex Schumacher Finance LP, 1st Lien Term Loan (1 month LIBOR + 4.000%)	6.345	07-31-22		71,595	70,879
PharMerica Corp., 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.807	12-06-24		293,525	291,415
PharMerica Corp., 2nd Lien Term Loan (1 month LIBOR + 7.750%)	10.057	12-05-25		125,000	123,438
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B (I)	TBD	11-16-25		455,000	446,896
Surgery Center Holdings, Inc., 2017 Term Loan B (1 month LIBOR + 3.250%)	5.600	09-02-24		99,000	97,243
U.S. Anesthesia Partners, Inc., 2017 Term Loan (1 month LIBOR + 3.000%)	5.345	06-23-24		128,812	127,523
Wink Holdco, Inc., 1st Lien Term Loan B (1 month LIBOR + 3.000%)	5.345	12-02-24		198,500	194,965
Wink Holdco, Inc., 2nd Lien Term Loan B (1 month LIBOR + 6.750%)	9.100	11-03-25		200,000	194,500
Health care technology 0.1%
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.750%)	5.095	03-01-24		675,137	666,455
Press Ganey Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.095	10-23-23		392,337	387,680
Press Ganey Holdings, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%)	8.845	10-21-24		116,255	116,255
Life sciences tools and services 0.1%
Albany Molecular Research, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.595	08-30-24		29,700	29,329
Albany Molecular Research, Inc., 2017 2nd Lien Term Loan (1 month LIBOR + 7.000%)	9.345	08-30-25		96,429	96,549
Jaguar Holding Company II, 2018 Term Loan (1 month LIBOR + 2.500%)	4.845	08-18-22		218,203	214,507
PAREXEL International Corp., Term Loan B (1 month LIBOR + 2.750%)	5.095	09-27-24		193,050	187,259
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	51

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals 0.1%
Amneal Pharmaceuticals LLC, 2018 Term Loan B (1 month LIBOR + 3.500%)	5.875	05-04-25	408,880	$407,245
Endo International PLC, 2017 Term Loan B (1 month LIBOR + 4.250%)	6.625	04-29-24	93,813	93,266
Valeant Pharmaceuticals International, 2018 Term Loan B (1 month LIBOR + 3.000%)	5.314	06-02-25	359,368	355,375
Valeant Pharmaceuticals International, Term Loan B (I)	TBD	06-01-25	115,000	113,160
Industrials 0.5%				4,028,627
Aerospace and defense 0.1%
StandardAero Aviation Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.090	07-07-22	623,072	620,847
Building products 0.0%
Resideo Funding, Inc., Term Loan B (3 month LIBOR + 2.000%)	4.490	10-24-25	50,000	49,688
Commercial services and supplies 0.0%
Allied Universal Holdco LLC, 2015 Term Loan (3 month LIBOR + 3.750%)	6.136	07-28-22	144,629	141,285
Gopher Resource LLC, 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.595	03-06-25	39,800	39,601
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.095	05-02-22	201,574	199,139
Construction and engineering 0.1%
Brand Industrial Services, Inc., 2017 Term Loan (3 month LIBOR + 4.250%)	6.732	06-21-24	226,471	222,461
Pike Corp., 2018 Term Loan B (1 month LIBOR + 3.500%)	5.850	03-23-25	108,193	107,868
USIC Holdings, Inc., 2017 Term Loan B (1 month LIBOR + 3.250%)	5.595	12-08-23	98,577	96,729
Electrical equipment 0.1%
Brookfield WEC Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.095	08-01-25	325,000	323,882
Brookfield WEC Holdings, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 6.750%)	9.095	08-03-26	65,000	65,406
Machinery 0.2%
Altra Industrial Motion Corp., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.345	10-01-25	70,000	69,125
Apex Tool Group LLC, 2018 Term Loan B (1 month LIBOR + 3.750%)	6.095	02-01-22	151,122	146,437
Columbus McKinnon Corp., 2018 Term Loan B (3 month LIBOR + 2.500%)	4.886	01-31-24	55,129	54,853
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.345	03-29-25	297,713	295,182
Gardner Denver, Inc., 2017 USD Term Loan B (1 month LIBOR + 2.750%)	5.095	07-30-24	311,856	309,841
Gates Global LLC, 2017 USD Repriced Term Loan B (1 month LIBOR + 2.750%)	5.095	04-01-24	43,131	42,366
Global Brass & Copper, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	4.875	05-29-25	122,500	121,888
Milacron LLC, Amended Term Loan B (1 month LIBOR + 2.500%)	4.845	09-28-23	102,921	100,991
Navistar, Inc., 2017 1st Lien Term Loan B (1 month LIBOR + 3.500%)	5.820	11-06-24	99,250	98,464
Restaurant Technologies, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 3.250%)	5.646	10-01-25	25,000	24,906
Titan Acquisition, Ltd., 2018 Term Loan B (1 month LIBOR + 3.000%)	5.345	03-28-25	124,188	116,409
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	4.845	10-23-25	152,471	150,184
Professional services 0.0%
Institutional Shareholder Services, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 3.750%)	6.136	10-16-24	113,724	112,302
Institutional Shareholder Services, Inc., 2017 Delayed Draw Term Loan (3 month LIBOR + 3.750%)	6.077	10-16-24	10,365	10,235
Trans Union LLC, 2018 Term Loan B4 (1 month LIBOR + 2.000%)	4.345	06-19-25	239,400	237,092
52	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Trading companies and distributors 0.0%
Beacon Roofing Supply, Inc., 2017 Term Loan B (1 month LIBOR + 2.250%)	4.568	01-02-25		94,575	$91,856
GYP Holdings III Corp., 2018 Term Loan B (1 month LIBOR + 2.750%)	5.095	06-01-25		49,750	47,926
Univar USA, Inc., 2017 USD Term Loan B (1 month LIBOR + 2.250%)	4.595	07-01-24		134,420	131,664
Information technology 1.0%					7,741,923
Electronic equipment, instruments and components 0.0%
Robertshaw US Holding Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.875	02-28-25		49,750	48,009
VeriFone Systems, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 4.000%)	6.645	08-20-25		130,000	128,755
IT services 0.1%
Altran Technologies SA, 2018 USD Term Loan B (3 month LIBOR + 2.250%)	4.588	03-20-25		24,875	24,751
Altran Technologies SA, EUR 1st Lien Term Loan (3 month EURIBOR + 2.750%)	2.750	03-20-25	EUR	29,362	33,157
Boxer Parent Company, Inc., 2018 USD Term Loan B (3 month LIBOR + 4.250%)	6.648	10-02-25		120,000	118,350
First Data Corp., 2024 USD Term Loan (1 month LIBOR + 2.000%)	4.315	04-26-24		528,585	518,347
Travelport Finance Luxembourg Sarl, 2018 Term Loan B (3 month LIBOR + 2.500%)	5.116	03-17-25		123,661	121,149
Semiconductors and semiconductor equipment 0.0%
Microchip Technology, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.350	05-29-25		176,345	174,306
Software 0.8%
Applied Systems, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 3.000%)	5.386	09-19-24		198,936	196,449
Applied Systems, Inc., 2017 2nd Lien Term Loan (3 month LIBOR + 7.000%)	9.386	09-19-25		70,000	70,175
Ascend Learning LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	5.345	07-12-24		242,849	239,612
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan (1 month LIBOR + 3.250%)	5.595	10-22-24		290,645	285,015
AutoData, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.595	12-13-24		99,500	97,510
AutoData, Inc., 2nd Lien Term Loan (1 month LIBOR + 7.250%)	9.595	12-12-25		25,000	24,938
Canyon Valor Companies, Inc., EUR 2017 Term Loan B1 (3 month EURIBOR + 3.000%)	3.000	06-20-23	EUR	39,600	44,794
Canyon Valor Companies, Inc., USD 2017 Term Loan B1 (3 month LIBOR + 2.750%)	5.136	06-16-23		207,231	204,512
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.350	04-26-24		153,063	150,996
Cypress Intermediate Holdings III, Inc., 2017 2nd Lien Term Loan (1 month LIBOR + 6.750%)	9.095	04-27-25		255,000	254,574
Information Resources, Inc., 2nd Lien Term Loan (Prime rate + 7.250%)	12.500	01-20-25		50,000	50,188
Kronos, Inc., 2017 Term Loan B (2 and 3 month LIBOR + 3.000%)	5.541	11-01-23		1,458,691	1,435,512
Kronos, Inc., New 2nd Lien Term Loan (3 month LIBOR + 8.250%)	10.791	11-01-24		880,000	883,027
MA FinanceCo LLC, USD Term Loan B3 (1 month LIBOR + 2.500%)	4.845	06-21-24		12,801	12,513
Renaissance Holdings Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.595	05-30-25		169,575	166,926
Renaissance Holdings Corp., 2018 2nd Lien Term Loan (1 month LIBOR + 7.000%)	9.345	05-29-26		100,000	97,000
SCS Holdings I, Inc., 2016 Term Loan (1 month LIBOR + 4.250%)	6.595	10-30-22		108,149	108,284
Seattle SpinCo, Inc., USD Term Loan B3 (1 month LIBOR + 2.500%)	4.845	06-21-24		86,449	84,504
SolarWinds Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.750%)	5.095	02-05-24		317,600	315,275
Solera LLC, USD Term Loan B (1 month LIBOR + 2.750%)	5.095	03-03-23		267,704	263,822
SS&C European Holdings Sarl, 2018 Term Loan B4 (1 month LIBOR + 2.250%)	4.595	04-16-25		164,900	160,807
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 2.250%)	4.595	04-16-25		432,947	422,202
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	53

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month LIBOR + 2.250%)	4.595	04-16-25	105,000	$102,145
Trader Corp., 2017 Term Loan B (1 month LIBOR + 3.000%)	5.337	09-28-23	96,217	95,736
Technology hardware, storage and peripherals 0.1%
Cologix, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.345	03-20-24	291,421	285,592
Cologix, Inc., 2017 2nd Lien Term Loan (1 month LIBOR + 7.000%)	9.345	03-20-25	250,000	248,750
Harland Clarke Holdings Corp., Term Loan B7 (3 month LIBOR + 4.750%)	7.136	11-03-23	298,552	274,241
Materials 0.5%				4,252,208
Chemicals 0.2%
ASP Chromaflo Dutch I BV, Term Loan B2 (1 month LIBOR + 3.500%)	5.845	11-20-23	69,423	69,076
ASP Chromaflo Intermediate Holdings, Inc., 2016 2nd Lien Term Loan (1 month LIBOR + 8.000%)	10.345	11-14-24	75,000	74,719
ASP Chromaflo Intermediate Holdings, Inc., Term Loan B1 (1 month LIBOR + 3.500%)	5.845	11-18-23	53,389	53,122
Cyanco Intermediate Corp., 2018 Term Loan B (1 month LIBOR + 3.500%)	5.849	03-16-25	54,725	54,109
Encapsys LLC, 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.595	11-07-24	229,074	227,166
Encapsys LLC, 2nd Lien Term Loan (1 month LIBOR + 7.500%)	9.845	11-07-25	170,000	166,600
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%)	4.301	10-20-24	242,567	238,727
Kraton Polymers LLC, 2018 USD Term Loan (1 month LIBOR + 2.500%)	4.845	03-05-25	38,130	37,869
MacDermid, Inc., Term Loan (I)	TBD	11-15-25	55,000	54,931
MacDermid, Inc., USD Term Loan B6 (1 month LIBOR + 3.000%)	5.345	06-07-23	118,812	118,748
MacDermid, Inc., USD Term Loan B7 (1 month LIBOR + 2.500%)	4.845	06-07-20	323,570	323,165
MedPlast Holdings, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 3.750%)	6.148	07-02-25	95,000	94,763
Messer Industries USA, Inc., Term Loan B1 (I)	TBD	10-01-25	85,000	83,672
Minerals Technologies, Inc., Fixed Rate Term Loan	4.750	05-09-21	100,000	99,250
Natgasoline LLC, Term Loan B (3 month LIBOR + 3.500%)	6.250	10-31-25	50,000	49,875
New Arclin US Holding Corp., 2018 Term Loan (3 month LIBOR + 3.500%)	5.886	02-14-24	43,763	43,161
PQ Corp., 2018 Term Loan B (3 month LIBOR + 2.500%)	5.027	02-08-25	255,283	251,773
Construction materials 0.0%
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.095	11-15-23	96,154	94,076
Containers and packaging 0.1%
BWAY Holding Company, 2017 Term Loan B (3 month LIBOR + 3.250%)	5.658	04-03-24	512,477	497,651
Consolidated Container Company LLC, 2017 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.095	05-22-24	34,651	34,239
LTI Holdings, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 6.750%)	9.095	09-06-26	25,000	24,542
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.845	09-06-25	95,000	93,456
Metals and mining 0.2%
Aleris International, Inc., 2018 Term Loan (1 and 2 month LIBOR + 4.750%)	7.245	02-27-23	593,513	596,664
Big River Steel LLC, Term Loan B (3 month LIBOR + 5.000%)	7.386	08-23-23	367,361	365,524
Zekelman Industries, Inc., Term Loan B (3 month LIBOR + 2.250%)	4.623	06-14-21	510,434	505,330
Real estate 0.0%				209,913
Equity real estate investment trusts 0.0%
iStar, Inc., 2016 Term Loan B (1 month LIBOR + 2.750%)	5.059	06-28-23	69,825	69,214
VICI Properties 1 LLC, Replacement Term Loan B (1 month LIBOR + 2.000%)	4.306	12-20-24	143,182	140,699
54	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities 0.1%				$901,295
Electric utilities 0.1%
Exgen Renewables IV LLC, Term Loan B (3 month LIBOR + 3.000%)	5.710	11-28-24	289,306	274,841
Vistra Operations Company LLC, 1st Lien Term Loan B3 (1 month LIBOR + 2.000%)	4.314	12-31-25	144,638	142,378
Vistra Operations Company LLC, 2016 Term Loan B2 (1 month LIBOR + 2.250%)	4.595	12-14-23	98,250	97,084
Vistra Operations Company LLC, Exit Term Loan B (1 month LIBOR + 2.000%)	4.345	08-04-23	332,958	327,963
Independent power and renewable electricity producers 0.0%

TerraForm Power Operating LLC, 2018 Term Loan B (1 month LIBOR + 2.000%)	4.345	11-08-22	59,550	59,029
Collateralized mortgage obligations 3.4%				$26,517,267
(Cost $26,648,369)
Commercial and residential 2.4%				19,027,945
225 Liberty Street Trust Series 2016-225L, Class A (D)	3.597	02-10-36	100,000	98,056
280 Park Avenue Mortgage Trust
Series 2015-280P, Class A (1 month LIBOR + 0.880%) (B)(D)	3.187	09-15-34	300,000	299,246
Series 2015-280P, Class B (1 month LIBOR + 1.080%) (B)(D)	3.387	09-15-34	120,000	119,737
Ashford Hospitality Trust
Series 2018-ASHF, Class A (1 month LIBOR + 0.900%) (B)(D)	3.207	04-15-35	116,296	116,268
Series 2018-ASHF, Class B (1 month LIBOR + 1.250%) (B)(D)	3.557	04-15-35	140,000	139,648
Series 2018-ASHF, Class C (1 month LIBOR + 1.400%) (B)(D)	3.707	04-15-35	70,000	69,824
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A (1 month LIBOR + 0.930%) (B)(D)	3.237	12-15-36	335,000	334,257
Series 2017-ATRM, Class B (1 month LIBOR + 1.500%) (B)(D)	3.807	12-15-36	125,000	124,723
Aventura Mall Trust Series 2018-AVM, Class A (D)(J)	4.249	07-05-40	485,000	494,936
BAMLL Commercial Mortgage Securities Trust Series 2018-DSNY, Class A (1 month LIBOR + 0.850%) (B)(D)	3.157	09-15-34	100,000	100,003
BANK Series 2017-BNK5, Class B (J)	3.896	06-15-60	95,000	91,914
BBCCRE Trust Series 2015-GTP, Class C (D)(J)	4.700	08-10-33	280,000	278,608
BX Trust
Series 2017-IMC, Class B (1 month LIBOR + 1.400%) (B)(D)	3.707	10-15-32	100,000	99,810
Series 2017-IMC, Class D (1 month LIBOR + 2.250%) (B)(D)	4.557	10-15-32	340,000	339,784
BXP Trust Series 2017-GM, Class C (D)(J)	3.539	06-13-39	200,000	187,162
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS	4.026	05-10-47	365,000	367,475
Series 2015-GC27, Class A1	1.353	02-10-48	6,642	6,619
CLNS Trust Series 2017-IKPR, Class A (1 month LIBOR + 0.800%) (B)(D)	3.118	06-11-32	100,000	99,654
COLT Mortgage Loan Trust
Series 2017-1, Class A1 (D)(J)	2.614	05-27-47	36,126	35,781
Series 2017-1, Class A3 (D)(J)	3.074	05-27-47	36,126	35,743
Series 2017-2, Class A1A (D)(J)	2.415	10-25-47	49,500	49,176
Series 2017-2, Class A2A (D)(J)	2.568	10-25-47	47,142	46,855
Series 2017-2, Class A3A (D)(J)	2.773	10-25-47	47,142	46,856
Series 2018-1, Class A1 (D)(J)	2.930	02-25-48	143,072	142,527
Series 2018-1, Class A2 (D)(J)	2.981	02-25-48	58,397	57,803
Series 2018-2, Class A1 (D)(J)	3.470	07-27-48	107,731	106,956
Series 2018-3, Class A1 (D)(J)	3.692	10-26-48	171,965	171,330
Series 2018-3, Class A2 (D)(J)	3.763	10-26-48	95,536	95,184
Series 2018-4, Class A1 (D)(J)	4.006	12-28-48	295,000	295,207
Series 2018-4, Class A2 (D)(J)	4.108	12-28-48	170,000	170,120
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	55

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR12, Class A4	4.046	10-10-46	255,000	$260,264
Series 2015-CR22, Class A1	1.569	03-10-48	13,654	13,586
Series 2015-CR24, Class A1	1.652	08-10-48	5,729	5,717
Series 2015-CR24, Class A5	3.696	08-10-48	20,000	19,910
Series 2015-CR25, Class B (J)	4.696	08-10-48	430,000	433,858
Series 2015-CR26, Class B (J)	4.633	10-10-48	225,000	227,290
Series 2015-LC23, Class A2	3.221	10-10-48	480,000	479,240
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2014-TWC, Class A (1 month LIBOR + 0.850%) (B)(D)	3.165	02-13-32	280,000	279,912
Series 2016-DC2, Class A5	3.765	02-10-49	1,590,000	1,581,050
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M1 (1 month LIBOR + 0.750%) (B)(D)	3.065	04-25-31	168,620	168,449
Credit Suisse Commercial Mortgage Trust Series 2015-GLPB, Class B (D)(J)	3.938	11-15-34	190,000	190,225
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A1	1.684	04-15-50	14,608	14,506
Series 2015-C2, Class A1	1.454	06-15-57	30,115	30,003
Deephaven Residential Mortgage Trust
Series 2017-3A, Class A1 (D)(J)	2.577	10-25-47	53,995	53,291
Series 2018-1A, Class A1 (D)(J)	2.976	12-25-57	132,905	130,939
Series 2018-2A, Class A1 (D)(J)	3.479	04-25-58	393,175	390,343
Series 2018-3A, Class A3 (D)(J)	3.963	08-25-58	95,463	94,998
Eleven Madison Mortgage Trust Series 2015-11MD, Class A (D)(J)	3.673	09-10-35	200,000	197,772
Flagstar Mortgage Trust Series 2017-2, Class B1 (D)(J)	4.137	10-25-47	141,878	140,322
Galton Funding Mortgage Trust
Series 2018-1, Class A23 (D)(J)	3.500	11-25-57	236,897	231,402
Series 2018-1, Class A33 (D)(J)	3.500	11-25-57	78,966	76,889
Great Wolf Trust
Series 2017, Class A (1 month LIBOR + 0.850%) (B)(D)	3.307	09-15-34	450,000	449,005
Series 2017, Class B (1 month LIBOR + 1.100%) (B)(D)	3.507	09-15-34	190,000	189,580
GS Mortgage Securities Trust
Series 2014-GC24, Class A1	1.509	09-10-47	22,737	22,640
Series 2015-GC28, Class A1	1.528	02-10-48	16,686	16,602
Series 2016-GS3, Class A1	1.429	10-10-49	12,703	12,427
GS Mortgage-Backed Securities Trust Series 2014-EB1A, Class 2A1 (D)(J)	2.456	07-25-44	26,838	26,177
Hilton Orlando Trust Series 2018-ORL, Class A (1 month LIBOR + 0.770%) (B)(D)	3.077	12-15-34	215,000	214,458
Homeward Opportunities Fund I Trust Series 2018-1, Class A1 (D)(J)	3.766	06-25-48	190,889	190,095
Hospitality Mortgage Trust Series 2017-HIT, Class A (1 month LIBOR + 0.850%) (B)(D)	3.167	05-08-30	200,000	199,751
InTown Hotel Portfolio Trust
Series 2018-STAY, Class B (1 month LIBOR + 1.050%) (B)(D)	3.357	01-15-33	100,000	99,716
Series 2018-STAY, Class C (1 month LIBOR + 1.250%) (B)(D)	3.557	01-15-33	100,000	99,747
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A4	3.801	09-15-47	85,000	85,399
Series 2015-C27, Class A1	1.414	02-15-48	15,154	15,058
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class AS (J)	3.876	03-15-50	345,000	337,296
JPMDB Commercial Mortgage Securities Trust Series 2017-C5, Class C (J)	4.512	03-15-50	145,000	141,303
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class AS	3.055	08-15-49	135,000	126,231
Series 2016-JP3, Class A1	1.462	08-15-49	12,511	12,221
Series 2018-WPT, Class AFX (D)	2.877	07-05-33	65,000	66,896
56	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
MetLife Securitization Trust Series 2017-1A, Class A (D)(J)	3.000	04-25-55	83,410	$80,996
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class A1	1.573	12-15-47	18,864	18,770
Series 2016-C28, Class C (J)	4.747	01-15-49	460,000	455,799
Series 2016-C29, Class A4	3.325	05-15-49	45,000	43,506
Series 2016-C30, Class A1	1.389	09-15-49	20,831	20,301
Series 2016-C30, Class A5	2.860	09-15-49	1,601,000	1,493,368
Morgan Stanley Capital I Trust
Series 2017-CLS, Class B (1 month LIBOR + 0.850%) (B)(D)	3.157	11-15-34	55,000	54,829
Series 2017-CLS, Class C (1 month LIBOR + 1.000%) (B)(D)	3.307	11-15-34	45,000	44,872
Series 2017-H1, Class B	4.075	06-15-50	105,000	101,731
Series 2017-JWDR, Class B (1 month LIBOR + 1.200%) (B)(D)	3.507	11-15-34	195,000	194,878
One Market Plaza Trust Series 2017-1MKT, Class A (D)	3.660	02-10-32	275,000	272,914
Palisades Center Trust Series 2016-PLSD, Class A (D)	2.713	04-13-33	305,000	298,094
RETL RVP Series 2018-RVP, Class A (1 month LIBOR + 1.100%) (B)(D)	3.407	03-15-33	69,897	69,721
Seasoned Credit Risk Transfer Trust Series 2017-2, Class M1 (D)(J)	4.000	08-25-56	110,000	104,500
Sequoia Mortgage Trust
Series 2017-CH1, Class A2 (D)(J)	3.500	08-25-47	271,805	266,926
Series 2017-CH2, Class A19 (D)(J)	4.000	12-25-47	219,550	215,906
Series 2018-CH1, Class A11 (D)(J)	3.500	02-25-48	90,706	88,837
Series 2018-CH1, Class A2 (D)(J)	3.500	02-25-48	84,790	83,804
Series 2018-CH2, Class A21 (D)(J)	4.000	06-25-48	201,606	200,206
Series 2018-CH2, Class A3 (D)(J)	4.000	06-25-48	116,483	116,403
Series 2018-CH3, Class A19 (D)(J)	4.500	08-25-48	91,294	91,928
Series 2018-CH3, Class A2 (D)(J)	4.000	08-25-48	319,530	318,258
SLIDE
Series 2018-FUN, Class D (1 month LIBOR + 1.850%) (B)(D)	4.157	06-15-31	59,732	59,600
Series 2018-FUN, Class E (1 month LIBOR + 2.300%) (B)(D)	4.607	06-15-31	184,172	183,765
Starwood Mortgage Residential Trust Series 2018-IMC2, Class A1 (D)(J)	4.121	10-25-48	660,000	659,990
Vendee Mortgage Trust Series 1996-3, Class 4 (J)	9.793	03-15-25	66	67
Verus Securitization Trust
Series 2018-1, Class A1 (D)(J)	2.929	02-25-48	69,407	68,365
Series 2018-2, Class A1 (D)(J)	3.677	06-01-58	274,710	273,245
Series 2018-3, Class A1 (D)(J)	4.108	10-25-58	454,699	452,177
Series 2018-3, Class A2 (D)(J)	4.180	10-25-58	234,684	233,382
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class A1	1.454	02-15-48	4,311	4,298
Series 2015-C28, Class A1	1.531	05-15-48	12,344	12,284
Series 2015-LC20, Class A1	1.471	04-15-50	41,716	41,428
Series 2015-NXS2, Class A2	3.020	07-15-58	140,000	139,688
Series 2015-SG1, Class A1	1.568	09-15-48	16,459	16,353
Series 2016-LC24, Class A1	1.441	10-15-49	8,705	8,628
Series 2017-C38, Class B (J)	3.917	07-15-50	100,000	96,970
WF-RBS Commercial Mortgage Trust Series 2014-C23, Class A1	1.663	10-15-57	7,100	7,068
Worldwide Plaza Trust Series 2017-WWP, Class A (D)	3.526	11-10-36	195,000	188,260
U.S. Government Agency 1.0%				7,489,322
Federal Home Loan Mortgage Corp.
Series 199, Class PO	1.192	08-01-28	778	693
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	57

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2014-HQ2, Class M2 (1 month LIBOR + 2.200%) (B)	4.515	09-25-24	174,447	$178,321
Series 2015-DNA3, Class M2 (1 month LIBOR + 2.850%) (B)	5.165	04-25-28	131,153	134,972
Series 2015-HQ1, Class M2 (1 month LIBOR + 2.200%) (B)	4.515	03-25-25	12,440	12,460
Series 2015-HQ2, Class M2 (1 month LIBOR + 1.950%) (B)	4.231	05-25-25	178,507	181,659
Series 2016-DNA1, Class M2 (1 month LIBOR + 2.900%) (B)	5.181	07-25-28	189,494	193,252
Series 2016-DNA3, Class M2 (1 month LIBOR + 2.000%) (B)	4.281	12-25-28	186,174	187,927
Series 2016-HQA3, Class M2 (1 month LIBOR + 1.350%) (B)	3.665	03-25-29	250,000	252,386
Series 2017-HQA2, Class M1 (1 month LIBOR + 0.800%) (B)	3.106	12-25-29	187,623	187,638
Series 2017-SC01, Class M1 (D)(J)	3.597	12-25-46	174,444	172,229
Series 2017-SC02, Class M1 (D)(J)	3.864	05-25-47	97,095	96,752
Series 2017-SPI1, Class M1 (D)(J)	3.984	09-25-47	167,816	167,342
Series 2018-DNA1, Class M1 (1 month LIBOR + 0.450%) (B)	2.765	07-25-30	79,551	79,117
Series 2018-DNA2, Class M1 (1 month LIBOR + 0.800%) (B)(D)	3.106	12-25-30	785,000	784,999
Series 2018-DNA3, Class M1 (1 month LIBOR + 0.750%) (B)(D)	3.031	09-25-48	130,000	129,857
Series 2018-HQA1, Class M2 (1 month LIBOR + 2.300%) (B)	4.581	09-25-30	350,000	346,110
Series 2018-HRP2, Class M1 (1 month LIBOR + 0.850%) (B)(D)	3.160	02-25-47	135,000	135,000
Series 2018-HRP2, Class M2 (1 month LIBOR + 1.250%) (B)(D)	3.560	02-25-47	255,000	255,050
Series 2018-SPI1, Class M2 (D)(J)	3.745	02-25-48	55,000	48,411
Series 2018-SPI2, Class M1 (D)(J)	3.819	05-25-48	31,927	31,720
Series 2018-SPI3, Class M1 (D)(J)	4.167	08-25-48	33,890	33,848
Series 4448, Class JA	4.000	11-15-36	79,028	80,057
Federal National Mortgage Association
Series 2006-114, Class HE	5.500	12-25-36	71,926	77,889
Series 2014-C03, Class 1M1 (1 month LIBOR + 0.950%) (B)	3.265	10-25-29	67,041	67,157
Series 2014-C04, Class 2M1 (1 month LIBOR + 0.850%) (B)	3.165	11-25-29	42,072	42,109
Series 2016-83, Class FA (1 month LIBOR + 0.500%) (B)	2.815	11-25-46	42,526	42,869
Series 2016-85, Class FA (1 month LIBOR + 0.500%) (B)	2.815	11-25-46	74,496	75,246
Series 2016-85, Class FG (1 month LIBOR + 0.500%) (B)	2.815	11-25-46	73,120	73,555
Series 2017-90, Class KA	3.000	11-25-47	54,413	53,839
Series 2017-C02, Class 2M1 (1 month LIBOR + 1.150%) (B)	3.465	09-25-29	59,014	59,222
Series 2017-C05, Class 1M1 (1 month LIBOR + 0.550%) (B)	2.865	01-25-30	69,856	69,751
Series 2017-C05, Class 1M2 (1 month LIBOR + 2.200%) (B)	4.515	01-25-30	70,000	70,869
Series 2017-C06, Class 2M1 (1 month LIBOR + 0.750%) (B)	3.065	02-25-30	26,122	26,123
Series 2018-44, Class PC	4.000	06-25-44	433,510	439,873
Series 2018-C03, Class 1M1 (1 month LIBOR + 0.680%) (B)	2.995	10-25-30	80,883	80,761
Series 2018-C04, Class 2M2 (1 month LIBOR + 2.550%) (B)	4.865	12-25-30	285,000	286,249
Series 2018-C05, Class 1M1 (1 month LIBOR + 0.720%) (B)	3.035	01-25-31	72,668	72,570
Series 319, Class 2 IO	6.500	02-25-32	2,516	561
Government National Mortgage Association
Series 2010-103, Class IN IO	4.500	02-20-39	7,788	367
Series 2010-127, Class JI IO	4.000	02-20-39	57,850	4,044
Series 2010-165, Class IP IO	4.000	04-20-38	263,945	9,476
Series 2010-87, Class HI IO	4.500	11-20-38	138,669	6,201
Series 2011-133, Class GB	3.500	09-20-41	100,000	97,317
Series 2011-41 Class AI IO	4.500	12-20-39	70,973	4,318
Series 2011-88, Class EI IO	4.500	11-20-39	11,010	583
Series 2011-94, Class AI IO	4.500	01-20-39	9,821	22
Series 2012-94, Class BI IO	4.000	05-20-37	129,292	16,854
Series 2013-24, Class OI IO	4.000	02-20-43	86,243	18,612
Series 2014-115, Class KI IO	3.000	06-20-37	139,008	13,797
Series 2014-119, Class I IO	4.000	08-20-44	355,521	66,210
Series 2014-129, Class BI IO	3.500	09-20-29	327,404	34,190
Series 2014-160, Class DI IO	3.500	04-20-39	303,162	31,253
Series 2015-100, Class AI IO	3.500	03-20-39	403,386	32,329
Series 2015-148, Class LI IO	3.500	06-20-39	331,074	38,437
58	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2015-148, Class LI IO	3.500	05-20-43	94,210	$20,938
Series 2016-46, Class IO	3.500	04-20-46	869,229	149,344
Series 2016-60, Class IK IO	3.500	12-20-45	713,518	111,067
Series 2017-184, Class JH	3.000	12-20-47	113,220	111,570
Series 2017-87, Class KZ	3.500	06-20-47	315,227	306,514
Series 2018-71, Class EA	3.000	08-20-45	621,899	609,295
Series 2018-71, Class EB	3.000	12-20-44	438,405	431,757

Series 2018-8, Class DA	3.000	11-20-47	149,446	146,384
Asset backed securities 4.0%				$31,466,498
(Cost $31,752,387)
Asset backed securities 4.0%				31,466,498
Allegro CLO III, Ltd. Series 2015-3, Class A (3 month LIBOR + 0.840%) (B)(D)	3.330	07-25-27	250,000	248,325
Ally Auto Receivables Trust
Series 2015-2, Class B (D)	2.070	10-15-20	115,000	114,724
Series 2016-1, Class B	1.990	03-15-21	115,000	114,329
Series 2016-1, Class D	2.840	09-15-22	30,000	29,919
Series 2017-2, Class C	2.460	09-15-22	10,000	9,887
Series 2017-2, Class D	2.930	11-15-23	15,000	14,779
Ally Master Owner Trust
Series 2018-2, Class A	3.290	05-15-23	1,800,000	1,797,358
Series 2018-4, Class A	3.300	07-17-23	45,000	44,951
AmeriCredit Automobile Receivables Trust
Series 2014-2, Class E (D)	3.370	11-08-21	60,000	60,037
Series 2014-3, Class C	2.580	09-08-20	5,161	5,160
Series 2014-3, Class D	3.130	10-08-20	80,000	80,027
Series 2014-3, Class E (D)	3.720	03-08-22	120,000	120,059
Series 2014-4, Class C	2.470	11-09-20	16,390	16,375
Series 2014-4, Class E	3.660	03-08-22	115,000	115,085
Series 2015-2, Class D	3.000	06-08-21	40,000	39,863
Series 2015-3, Class D	3.340	08-08-21	45,000	45,070
Series 2015-4, Class C	2.880	07-08-21	65,000	64,734
Series 2016-1, Class A3	1.810	10-08-20	4,552	4,551
Series 2016-1, Class C	2.890	01-10-22	875,000	872,275
Series 2016-2, Class C	2.870	11-08-21	45,000	44,829
Series 2016-3, Class D	2.710	09-08-22	115,000	113,024
Series 2016-4, Class A3	1.530	07-08-21	47,204	46,951
Series 2017-1, Class B	2.300	02-18-22	65,000	64,174
Series 2017-1, Class C	2.710	08-18-22	15,000	14,793
Series 2017-1, Class D	3.130	01-18-23	95,000	93,803
Series 2017-2, Class D	3.420	04-18-23	70,000	69,606
Series 2017-3, Class B	2.240	06-19-23	75,000	73,850
Series 2017-3, Class C	2.690	06-19-23	80,000	78,496
Series 2017-4, Class C	2.600	09-18-23	75,000	73,477
Series 2018-1, Class C	3.500	01-18-24	210,000	208,672
ARI Fleet Lease Trust
Series 2016-A, Class A2 (D)	1.820	07-15-24	677	676
Series 2017-A, Class A2 (D)	1.910	04-15-26	127,630	126,751
Series 2017-A, Class A3 (D)	2.280	04-15-26	100,000	98,295
Series 2018-A, Class A2 (D)	2.550	10-15-26	100,000	99,406
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A3 (D)	1.920	12-10-19	9,042	9,036
Series 2017-1A, Class A2 (D)	1.870	07-10-19	6,131	6,127
Series 2017-1A, Class A3 (D)	2.290	06-10-21	50,000	49,523
Series 2018-1A, Class A2 (D)	2.920	12-10-20	40,000	39,923
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	59

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A (D)	2.970	02-20-20	237,500	$237,494
Series 2013-2A, Class B (D)	3.660	02-20-20	50,000	50,009
Series 2014-1A, Class A (D)	2.560	07-20-20	390,000	388,834
Series 2014-2A, Class A (D)	2.500	02-20-21	200,000	198,218
Series 2016-2A, Class A (D)	2.720	11-20-22	165,000	160,798
Series 2017-2A, Class A (D)	2.970	03-20-24	840,000	810,092
Barings CLO, Ltd. Series 2013-IA, Class AR (3 month LIBOR + 0.800%) (B)(D)	3.269	01-20-28	250,000	247,250
Bayview Mortgage Fund IVc Trust Series 2017-RT3, Class A (D)(J)	3.500	01-28-58	105,172	104,368
Bayview Opportunity Master Fund IVa Trust
Series 2017-RT1, Class A1 (D)(J)	3.000	03-28-57	68,487	67,166
Series 2017-SPL5, Class A (D)(J)	3.500	06-28-57	91,275	90,565
Bayview Opportunity Master Fund IVb Trust Series 2017-SPL4, Class A (D)(J)	3.500	01-28-55	71,447	70,906
Betony CLO 2, Ltd. Series 2018-1A, Class A1 (3 month LIBOR + 1.080%) (B)(D)	3.600	04-30-31	250,000	248,824
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R (3 month LIBOR + 0.930%) (B)(D)	3.375	07-18-27	250,000	248,554
Series 2015-2A, Class BR (3 month LIBOR + 1.500%) (B)(D)	3.945	07-18-27	250,000	248,779
Series 2015-2A, Class CR (3 month LIBOR + 2.050%) (B)(D)	4.495	07-18-27	250,000	249,051
BMW Vehicle Lease Trust Series 2016-2, Class A3	1.430	09-20-19	13,904	13,871
California Republic Auto Receivables Trust Series 2015-1, Class B	2.510	02-16-21	20,000	19,922
Capital Auto Receivables Asset Trust
Series 2015-4, Class A4	2.010	07-20-20	115,697	115,463
Series 2016-1, Class A3	1.730	04-20-20	515	515
Series 2016-2, Class A4	1.630	01-20-21	30,000	29,798
Series 2016-3, Class A3	1.540	08-20-20	5,510	5,495
Series 2017-1, Class B (D)	2.430	05-20-22	75,000	73,460
Series 2017-1, Class C (D)	2.700	09-20-22	15,000	14,741
Series 2018-2, Class B (D)	3.480	10-20-23	30,000	30,049
Series 2018-2, Class C (D)	3.690	12-20-23	40,000	40,080
Carlyle Global Market Strategies CLO, Ltd.
Series 2015-1A, Class AR (3 month LIBOR + 1.000%) (B)(D)	3.469	04-20-27	250,000	249,482
Series 2015-3A, Class A1R (3 month LIBOR + 1.000%) (B)(D)	3.509	07-28-28	250,000	249,225
CarMax Auto Owner Trust Series 2017-4, Class C	2.700	10-16-23	15,000	14,667
CCG Receivables Trust
Series 2015-1, Class B (D)	2.600	01-17-23	100,000	99,980
Series 2016-1, Class A2 (D)	1.690	09-14-22	31,493	31,365
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A3 (D)	1.640	07-15-21	12,038	11,970
CIFC Funding, Ltd. Series 2015-5A, Class A1 R (3 month LIBOR + 0.860%) (B)(D)	3.350	10-25-27	285,000	283,008
CNH Equipment Trust
Series 2015-B, Class A3	1.370	07-15-20	9,027	9,017
Series 2017-C, Class B	2.540	05-15-25	5,000	4,883
DB Master Finance LLC Series 2017-1A, Class A2II (D)	4.030	11-20-47	54,450	52,527
Diamond Resorts Owner Trust Series 2015-2, Class A (D)	2.990	05-22-28	17,030	16,977
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I (D)	4.116	07-25-48	233,825	229,747
Driven Brands Funding LLC Series 2018-1A, Class A2 (D)	4.739	04-20-48	29,850	29,882
60	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Elara HGV Timeshare Issuer LLC Series 2014-A, Class A (D)	2.530	02-25-27	61,992	$60,999
Enterprise Fleet Financing LLC
Series 2017-1, Class A2 (D)	2.130	07-20-22	348,679	346,711
Series 2017-2, Class A2 (D)	1.970	01-20-23	155,463	154,218
Series 2017-3, Class A2 (D)	2.130	05-22-23	89,262	88,354
Ford Credit Auto Lease Trust Series 2017-A, Class A4	2.020	06-15-20	50,000	49,752
Ford Credit Auto Owner Trust Series 2016-C, Class C	1.930	04-15-23	55,000	53,620
Ford Credit Floorplan Master Owner Trust A
Series 2016-3, Class B	1.750	07-15-21	30,000	29,746
Series 2016-5, Class B	2.160	11-15-21	450,000	445,304
Galaxy XXIX CLO, Ltd.
Series 2018-29A, Class A (3 month LIBOR + 0.790%) (B)(D)	3.406	11-15-26	250,000	249,040
Series 2018-29A, Class B (3 month LIBOR + 1.400%) (B)(D)	4.016	11-15-26	250,000	249,017
GM Financial Automobile Leasing Trust
Series 2016-2, Class C	2.580	03-20-20	110,000	109,744
Series 2017-1, Class A4	2.260	08-20-20	10,000	9,934
Series 2018-1, Class C	3.110	12-20-21	35,000	34,723
Series 2018-1, Class D	3.370	10-20-22	75,000	74,427
Series 2018-2, Class C	3.500	04-20-22	35,000	34,931
GMF Floorplan Owner Revolving Trust
Series 2016-1, Class B (D)	2.410	05-17-21	100,000	99,633
Series 2017-1, Class C (D)	2.970	01-18-22	100,000	99,607
Series 2017-3, Class C (D)	2.460	08-16-21	100,000	99,480
Series 2018-1, Class C (D)	3.250	03-15-22	235,000	234,458
Golub Capital Partners CLO 39B, Ltd. Series 2018-39A, Class A1 (3 month LIBOR + 1.150%) (B)(D)	3.610	10-20-28	280,000	278,321
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 (D)	2.600	06-15-21	25,000	24,784
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR (3 month LIBOR + 1.100%) (B)(D)	3.569	10-22-25	250,000	250,013
Series 2014-3A, Class B1R (3 month LIBOR + 1.700%) (B)(D)	4.169	10-22-25	250,000	250,011
Hardee's Funding LLC
Series 2018-1A, Class AI (D)	4.250	06-20-48	655,000	654,777
Series 2018-1A, Class AII (D)	4.959	06-20-48	200,000	199,960
Hilton Grand Vacations Trust
Series 2014-AA, Class A (D)	1.770	11-25-26	106,809	104,874
Series 2017-AA, Class A (D)	2.660	12-26-28	120,896	118,750
Huntington Auto Trust Series 2016-1, Class A4	1.930	04-15-22	40,000	39,489
Hyundai Auto Lease Securitization Trust Series 2016-C, Class A4 (D)	1.650	07-15-20	100,000	99,667
Hyundai Auto Receivables Trust Series 2017-A, Class B	2.380	04-17-23	25,000	24,510
Jimmy Johns Funding LLC Series 2017-1A, Class A2I (D)	3.610	07-30-47	64,188	63,476
John Deere Owner Trust Series 2016-A, Class A3	1.360	04-15-20	13,542	13,504
KKR CLO 13, Ltd.
Series 13, Class A1R (3 month LIBOR + 0.800%) (B)(D)	3.236	01-16-28	275,000	272,636
Series 13, Class B1R (3 month LIBOR + 1.150%) (B)(D)	3.586	01-16-28	250,000	246,014
Kubota Credit Owner Trust Series 2016-1A, Class A3 (D)	1.500	07-15-20	62,437	62,006
Madison Park Funding XVIII, Ltd. Series 2015-18A, Class A1R (3 month LIBOR + 1.190%) (B)(D)	3.659	10-21-30	500,000	499,989
Magnetite XVI, Ltd. Series 2015-16A, Class BR (3 month LIBOR + 1.200%) (B)(D)	3.645	01-18-28	280,000	278,293
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	61

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Mill City Mortgage Loan Trust
Series 2016-1, Class A1 (D)(J)	2.500	04-25-57	108,337	$105,244
Series 2018-1, Class A1 (D)(J)	3.250	05-25-62	181,771	178,850
MMAF Equipment Finance LLC
Series 2016-AA, Class A4 (D)	1.760	01-17-23	225,000	219,666
Series 2017-B, Class A4 (D)	2.410	11-15-24	100,000	96,956
MVW Owner Trust
Series 2013-1A, Class A (D)	2.150	04-22-30	34,660	34,201
Series 2014-1A, Class A (D)	2.250	09-22-31	55,956	54,811
Series 2017-1A, Class A (D)	2.420	12-20-34	147,782	143,305
Navient Private Education Loan Trust
Series 2017-A, Class A2A (D)	2.880	12-16-58	100,000	96,365
Series 2017-A, Class B (D)	3.910	12-16-58	100,000	96,739
Series 2018-BA, Class A2A (D)	3.610	12-15-59	185,000	183,529
Navient Private Education Refi Loan Trust Series 2018-A, Class A1 (D)	2.530	02-18-42	227,121	224,940
Navient Student Loan Trust
Series 2016-1A, Class A (1 month LIBOR + 0.700%) (B)(D)	2.981	02-25-70	313,384	312,899
Series 2018-1A, Class A2 (1 month LIBOR + 0.350%) (B)(D)	2.631	03-25-67	250,000	249,709
Series 2018-2A, Class A2 (1 month LIBOR + 0.380%) (B)(D)	2.661	03-25-67	335,000	335,101
Nelnet Student Loan Trust
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) (B)	2.546	03-22-32	95,912	93,757
Series 2006-1, Class A3 (3 month LIBOR + 0.450%) (B)(D)	3.103	08-23-36	290,000	286,042
Series 2008-3, Class A4 (3 month LIBOR + 1.650%) (B)	4.327	11-25-24	150,074	151,150
Neuberger Berman CLO XIX, Ltd. Series 2015-19A, Class A2R2 (3 month LIBOR + 1.150%) (B)(D)	3.586	07-15-27	285,000	282,722
Neuberger Berman CLO XVI-S, Ltd. Series 2017-16SA, Class A (3 month LIBOR + 0.850%) (B)(D)	3.286	01-15-28	260,000	258,105
Nissan Auto Lease Trust
Series 2016-B, Class A4	1.610	01-18-22	45,000	44,907
Series 2017-B, Class A4	2.170	12-15-21	1,500,000	1,482,763
Nissan Master Owner Trust Receivables Series 2016-A, Class A2	1.540	06-15-21	55,000	54,558
OCP CLO, Ltd.
Series 2014-7A, Class A1RR (3 month LIBOR + 1.120%) (B)(D)	3.589	07-20-29	495,000	493,462
Series 2015-10A, Class A1R (3 month LIBOR + 0.820%) (B)(D)	3.328	10-26-27	100,000	99,194
Octagon Investment Partners XXIII, Ltd. Series 2015-1A, Class A1R (3 month LIBOR + 0.850%) (B)(D)	3.286	07-15-27	500,000	496,297
OZLM VII, Ltd. Series 2014-7RA, Class A1R (3 month LIBOR + 1.010%) (B)(D)	3.459	07-17-29	400,000	398,592
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I (D)	4.262	09-05-48	85,000	85,037
Santander Drive Auto Receivables Trust
Series 2014-3, Class D	2.650	08-17-20	27,096	27,086
Series 2015-2, Class D	3.020	04-15-21	285,000	284,433
Series 2015-3, Class D	3.490	05-17-21	75,000	75,134
Series 2015-4, Class D	3.530	08-16-21	40,000	40,118
Series 2015-5, Class C	2.740	12-15-21	49,853	49,819
Series 2015-5, Class D	3.650	12-15-21	100,000	100,170
Series 2016-1, Class D	4.020	04-15-22	170,000	171,330
Series 2016-3, Class C	2.460	03-15-22	68,000	67,408
Series 2017-1, Class B	2.100	06-15-21	45,000	44,844
Series 2017-1, Class C	2.580	05-16-22	55,000	54,647
Series 2018-1, Class C	2.960	03-15-24	100,000	98,979
Series 2018-2, Class B	3.030	09-15-22	210,000	209,108
Series 2018-2, Class C	3.350	07-17-23	130,000	129,170
Series 2018-3, Class C	3.510	08-15-23	365,000	364,292
Series 2018-4, Class B	3.270	01-17-23	25,000	24,992
62	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2018-4, Class C	3.560	07-15-24	160,000	$159,915
Santander Retail Auto Lease Trust Series 2017-A, Class C (D)	2.960	11-21-22	25,000	24,719
Sierra Timeshare Receivables Funding LLC
Series 2014-2A, Class A (D)(J)	2.050	06-20-31	12,526	12,512
Series 2014-3A, Class A (D)	2.300	10-20-31	71,005	70,525
Series 2015-1A, Class A (D)	2.400	03-22-32	56,199	55,813
Series 2015-2A, Class A (D)	2.430	06-20-32	50,623	49,896
Series 2015-3A, Class A (D)	2.580	09-20-32	118,969	116,754
Series 2016-2A, Class A (D)	2.330	07-20-33	26,695	25,930
SLM Student Loan Trust
Series 2008-1, Class A4 (3 month LIBOR + 0.650%) (B)	3.140	01-25-22	103,427	102,816
Series 2008-4, Class A4 (3 month LIBOR + 1.650%) (B)	4.140	07-25-22	202,285	206,272
Series 2008-5, Class A4 (3 month LIBOR + 1.700%) (B)	4.190	07-25-23	196,868	201,061
Series 2008-9, Class A (3 month LIBOR + 1.500%) (B)	3.990	04-25-23	231,467	234,056
Series 2010-1, Class A (1 month LIBOR + 0.400%) (B)	2.715	03-25-25	76,600	74,891
SMB Private Education Loan Trust
Series 2014-A, Class A2B (1 month LIBOR + 1.150%) (B)(D)	3.457	05-15-26	85,743	86,560
Series 2015-A, Class A2B (1 month LIBOR + 1.000%) (B)(D)	3.307	06-15-27	73,371	74,016
Series 2015-B, Class A2A (D)	2.980	07-15-27	123,513	122,598
Series 2015-B, Class A3 (1 month LIBOR + 1.750%) (B)(D)	4.057	05-17-32	180,000	185,466
Series 2016-A, Class A2A (D)	2.700	05-15-31	79,819	78,623
Series 2016-B, Class A2A (D)	2.430	02-17-32	285,766	277,240
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) (B)(D)	3.407	09-15-34	104,139	105,393
Series 2017-A, Class A2A (D)	2.880	09-15-34	195,000	190,975
Series 2018-B, Class A2A (D)	3.600	01-15-37	100,000	99,782
Series 2018-C, Class A2A (D)	3.630	11-15-35	210,000	210,014
Symphony CLO XVII, Ltd. Series 2016-17A, Class AR (3 month LIBOR + 0.880%) (B)(D)	3.316	04-15-28	385,000	382,547
Towd Point Mortgage Trust
Series 2015-3, Class A1B (D)(J)	3.000	03-25-54	134,349	133,133
Series 2015-4, Class A1B (D)(J)	2.750	04-25-55	40,185	39,572
Series 2015-5, Class A1B (D)(J)	2.750	05-25-55	130,587	128,445
Series 2016-1, Class A1B (D)(J)	2.750	02-25-55	110,554	108,774
Series 2016-1, Class A3B (D)(J)	3.000	02-25-55	93,377	91,702
Series 2016-2, Class A1A (D)(J)	2.750	08-25-55	67,539	65,961
Series 2016-3, Class A1 (D)(J)	2.250	04-25-56	186,212	181,484
Series 2017-1, Class A1 (D)(J)	2.750	10-25-56	66,147	64,726
Series 2017-1, Class M1 (D)(J)	3.750	10-25-56	485,000	469,057
Series 2017-2, Class A1 (D)(J)	2.750	04-25-57	136,701	133,918
Series 2017-3, Class A1 (D)(J)	2.750	07-25-57	272,296	264,944
Series 2017-4, Class A1 (D)(J)	2.750	06-25-57	129,186	124,584
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (B)(D)	2.915	02-25-57	99,150	98,931
Series 2018-1, Class A1 (D)(J)	3.000	01-25-58	87,375	84,864
Series 2018-2, Class A1 (D)(J)	3.250	03-25-58	624,957	611,813
Series 2018-5, Class A1A (D)(J)	3.250	07-25-58	190,002	187,474
Utility Debt Securitization Authority Series 2013-T, Class T1	2.042	06-15-21	107,000	106,596
VB-S1 Issuer LLC Series 2016-1A, Class F (D)	6.901	06-15-46	85,000	87,608
Verizon Owner Trust
Series 2016-2A, Class A (D)	1.680	05-20-21	100,000	99,372
Series 2017-3A, Class C (D)	2.530	04-20-22	100,000	98,270
Series 2018-1A, Class C (D)	3.200	09-20-22	100,000	99,308
Volvo Financial Equipment LLC
Series 2016-1A, Class A3 (D)	1.670	02-18-20	34,444	34,366
Series 2018-1A, Class B (D)	2.910	01-17-23	35,000	34,594
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	63

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Volvo Financial Equipment Master Owner Trust Series 2017-A, Class A (1 month LIBOR + 0.500%) (B)(D)	2.807	11-15-22	100,000	$100,217
Voya CLO, Ltd. Series 2016-1A, Class A2R (3 month LIBOR + 1.300%) (B)(D)	3.769	01-20-31	325,000	319,848
Wheels SPV 2 LLC Series 2016-1A, Class A2 (D)	1.590	05-20-25	34,725	34,622
World Omni Automobile Lease Securitization Trust
Series 2016-A, Class A3	1.450	08-15-19	27,972	27,932
Series 2018-A, Class B	3.060	05-15-23	25,000	24,854

	Shares	Value
Common stocks 10.3%		$80,446,049
(Cost $63,138,302)
Communication services 0.9%		6,706,573
Diversified telecommunication services 0.4%
AT&T, Inc.	9,579	299,248
CenturyLink, Inc.	9,275	174,370
Telefonica SA	52,586	473,085
Verizon Communications, Inc.	30,025	1,810,508
Entertainment 0.3%
The Walt Disney Company	2,400	277,176
Twenty-First Century Fox, Inc., Class B	40,200	1,971,006
Media 0.2%
Comcast Corp., Class A	24,636	961,050
Liberty Broadband Corp., Series A (E)	1,675	142,593
Liberty Latin America, Ltd., Class C (E)	262	4,844
News Corp., Class A	45,662	592,693
Consumer discretionary 0.3%		2,165,806
Auto components 0.0%
Adient PLC	5,160	122,189
Hotels, restaurants and leisure 0.1%
Caesars Entertainment Corp. (E)	19,096	162,698
Las Vegas Sands Corp.	12,700	697,738
Leisure products 0.1%
Mattel, Inc. (E)(K)	29,700	412,830
Multiline retail 0.1%
Kohl's Corp.	5,800	389,586
Specialty retail 0.0%
L Brands, Inc.	11,500	380,765
Consumer staples 0.8%		5,916,355
Beverages 0.1%
PepsiCo, Inc.	3,546	432,399
Food and staples retailing 0.1%
Walmart, Inc.	9,200	898,330
Food products 0.3%
Archer-Daniels-Midland Company	8,953	412,017
Conagra Brands, Inc.	15,579	503,825
Kellogg Company	2,550	162,308
Mriya Farming PLC, Class B (E)(L)	2,794	0
Tyson Foods, Inc., Class A	17,700	1,043,415
64	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer staples (continued)
Household products 0.2%
Kimberly-Clark Corp.	11,000	$1,269,070
Personal products 0.0%
Coty, Inc., Class A	13,593	113,366
Tobacco 0.1%
Philip Morris International, Inc.	12,500	1,081,625
Energy 1.0%		8,114,865
Oil, gas and consumable fuels 1.0%
Apache Corp.	11,099	389,908
Chevron Corp.	6,850	814,739
EQT Corp.	2,170	40,601
Equitrans Midstream Corp. (E)	1,716	38,301
Exxon Mobil Corp.	27,500	2,186,250
Frontera Energy Corp. (E)	7,000	69,925
Frontera Energy Corp. (Toronto Stock Exchange) (E)	17,571	175,624
Hess Corp.	15,131	815,410
Occidental Petroleum Corp.	11,900	836,213
TOTAL SA	28,143	1,565,306
TransCanada Corp.	28,900	1,182,588
Financials 2.6%		20,261,379
Banks 1.3%
Bank of America Corp.	2,728	77,475
Citigroup, Inc.	12,341	799,573
Fifth Third Bancorp	39,900	1,114,407
JPMorgan Chase & Co.	28,058	3,119,769
KeyCorp	15,910	291,789
The PNC Financial Services Group, Inc.	6,153	835,454
U.S. Bancorp	25,700	1,399,622
Wells Fargo & Company	51,500	2,795,420
Capital markets 0.6%
Ameriprise Financial, Inc.	1,144	148,434
Franklin Resources, Inc.	22,699	769,269
Morgan Stanley	30,900	1,371,651
Northern Trust Corp.	2,483	246,388
State Street Corp.	14,700	1,073,394
The Bank of New York Mellon Corp.	11,184	573,851
Insurance 0.7%
American International Group, Inc.	22,527	974,293
Brighthouse Financial, Inc. (E)	12,536	504,699
Chubb, Ltd.	9,895	1,323,357
Loews Corp.	18,481	888,197
Marsh & McLennan Companies, Inc.	4,109	364,468
MetLife, Inc.	25,166	1,123,159
Willis Towers Watson PLC	2,927	466,710
Health care 1.4%		10,942,923
Biotechnology 0.1%
Gilead Sciences, Inc.	14,850	1,068,309
Health care equipment and supplies 0.2%
Becton, Dickinson and Company	1,220	308,355
Medtronic PLC	12,200	1,189,866
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	65

	Shares	Value
Health care (continued)
Health care providers and services 0.3%
Anthem, Inc.	5,534	$1,605,247
CVS Health Corp.	11,384	912,997
Pharmaceuticals 0.8%
Bristol-Myers Squibb Company	9,600	513,216
GlaxoSmithKline PLC	24,982	517,875
GlaxoSmithKline PLC, ADR	7,100	297,277
Johnson & Johnson	12,250	1,799,525
Merck & Company, Inc.	13,400	1,063,156
Pfizer, Inc.	36,061	1,667,100
Industrials 1.1%		9,037,561
Aerospace and defense 0.3%
Harris Corp.	8,500	1,215,075
Northrop Grumman Corp.	200	51,976
The Boeing Company	4,258	1,476,504
Air freight and logistics 0.1%
United Parcel Service, Inc., Class B	9,546	1,100,558
Airlines 0.2%
Alaska Air Group, Inc.	7,500	549,450
Delta Air Lines, Inc.	6,500	394,615
Southwest Airlines Company	5,937	324,220
Building products 0.2%
Johnson Controls International PLC	36,517	1,270,061
Commercial services and supplies 0.0%
Stericycle, Inc. (E)	5,600	269,192
Electrical equipment 0.1%
Emerson Electric Company	7,030	474,666
nVent Electric PLC	5,850	146,367
Industrial conglomerates 0.0%
General Electric Company	39,824	298,680
Machinery 0.1%
Flowserve Corp.	982	47,637
Illinois Tool Works, Inc.	800	111,240
PACCAR, Inc.	3,300	205,326
Pentair PLC	6,750	288,225
Professional services 0.1%
Nielsen Holdings PLC	29,951	813,769
Information technology 0.8%		6,157,795
Communications equipment 0.2%
Cisco Systems, Inc.	29,600	1,416,952
Electronic equipment, instruments and components 0.0%
TE Connectivity, Ltd.	1,720	132,320
Semiconductors and semiconductor equipment 0.4%
Applied Materials, Inc.	11,341	422,792
NXP Semiconductors NV	1,734	144,564
QUALCOMM, Inc.	25,900	1,508,934
Texas Instruments, Inc.	5,900	589,115
Software 0.2%
Microsoft Corp.	14,901	1,652,372
66	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 0.0%
Hewlett Packard Enterprise Company	9,600	$144,000
Western Digital Corp.	3,233	146,746
Materials 0.5%		4,173,078
Chemicals 0.3%
Akzo Nobel NV	1,399	117,560
CF Industries Holdings, Inc.	17,000	717,230
DowDuPont, Inc.	29,273	1,693,443
PPG Industries, Inc.	900	98,397
Construction materials 0.1%
Vulcan Materials Company	3,950	417,555
Containers and packaging 0.1%
International Paper Company	16,684	770,634
Metals and mining 0.0%
Constellium NV, Class A (E)	10,350	86,837
Nucor Corp.	4,493	271,422
Real estate 0.3%		2,233,457
Equity real estate investment trusts 0.3%
Equity Residential	11,000	783,750
Rayonier, Inc.	14,185	448,672
SL Green Realty Corp.	5,306	511,605
Weyerhaeuser Company	18,532	489,430
Utilities 0.6%		4,736,257
Electric utilities 0.4%
Duke Energy Corp.	5,100	451,707
Edison International	9,337	516,523
Evergy, Inc.	7,200	427,464
PG&E Corp. (E)	11,823	311,891
The Southern Company	35,101	1,661,330
Multi-utilities 0.2%
NiSource, Inc.	43,734	1,155,452

Sempra Energy	1,839	211,890
Preferred securities 0.3%		$2,778,596
(Cost $2,450,208)
Health care 0.1%		688,679
Health care equipment and supplies 0.1%
Becton, Dickinson and Company, 6.125%	10,902	688,679
Utilities 0.2%		2,089,917
Electric utilities 0.1%
NextEra Energy, Inc., 6.123%	14,714	874,012
Independent power and renewable electricity producers 0.0%
Vistra Energy Corp., 7.000%	3,325	313,049
Multi-utilities 0.1%
DTE Energy Company, 6.500%	3,151	172,706
Sempra Energy, 6.000%	6,068	615,477
Sempra Energy, 6.750%	1,129	114,673

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	67

	Contracts/ Notional amount	Value
Purchased options 0.0%		$22,413
(Cost $39,541)
Calls 0.0%		10,099
Exchange Traded Option on 10 Year U.S. Treasury Futures (Expiration Date: 12-21-18; Strike Price: $118.50; Notional Amount: 7,000) (E)	7	7,438
Over the Counter Option on 5 Year Credit Default Swap on iTraxx Europe Crossover Series 29 (Expiration Date: 12-19-18; Strike Rate: 2.625%; Counterparty: Citibank N.A.) (E)(M)	1,000,000	5
Over the Counter Option on the USD vs. JPY (Expiration Date: 11-30-18; Strike Price: $112.68; Counterparty: Barclays Bank PLC) (E)(M)	600,000	1
Over the Counter Option on the USD vs. KRW (Expiration Date: 12-21-18; Strike Price: $1,135.00; Counterparty: Deutsche Bank AG) (E)(M)	590,000	2,655
Puts 0.0%		12,314
Over the Counter Option on the AUD vs. USD (Expiration Date: 1-4-19; Strike Price: $0.72; Counterparty: Citibank N.A.) (E)(M)	590,000	3,552
Over the Counter Option on the EUR vs. USD (Expiration Date: 12-13-18; Strike Price: $1.19; Counterparty: Citibank N.A.) (E)(M)	300,000	3
Over the Counter Option on the EUR vs. USD (Expiration Date: 1-4-19; Strike Price: $1.19; Counterparty: Barclays Capital) (E)(M)	930,000	109
Over the Counter Option on the USD vs. JPY (Expiration Date: 12-17-18; Strike Price: $111.30; Counterparty: Citibank N.A.) (E)(M)	600,000	558
Over the Counter Option on the USD vs. MXN (Expiration Date: 12-13-18; Strike Price: $19.60; Counterparty: BNP Paribas SA) (E)(M)	580,000	484
Over the Counter Option on the USD vs. ZAR (Expiration Date: 12-13-18; Strike Price: $14.05; Counterparty: Goldman Sachs International) (E)(M)	380,000	7,608

	Yield (%)	Shares	Value
Securities lending collateral 0.0%			$382,293
(Cost $382,300)
John Hancock Collateral Trust (N)	2.3749(O)	38,219	382,293

	Yield* (%)	Maturity date		Par value^	Value
Short-term investments 2.7%					$21,093,005
(Cost $21,095,734)
Commercial paper 0.0%					114,206
Ford Motor Credit Company LLC	2.780	02-19-19		115,000	114,206
U.S. Government 0.1%					467,166
U.S. Treasury Bill	2.250	01-17-19		15,000	14,957
U.S. Treasury Bill	2.253	01-17-19		12,500	12,464
U.S. Treasury Bill	2.255	01-17-19		6,000	5,983
U.S. Treasury Bill	2.260	01-17-19		435,000	433,762
Foreign government 0.1%					616,929
Egypt Treasury Bill	13.646	02-05-19	EGP	3,900,000	211,028
Egypt Treasury Bill	15.322	02-05-19	EGP	500,000	27,055
Egypt Treasury Bill	18.383	01-29-19	EGP	6,975,000	378,846

	Yield (%)	Shares	Value
Money market funds 2.5%			19,894,704
T. Rowe Price Government Reserve Fund	2.2493(O)	19,894,704	19,894,704

Total investments (Cost $798,636,919) 100.9%	$791,666,497
Other assets and liabilities, net (0.9%)	(7,147,835)
Total net assets 100.0%	$784,518,662

68	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (1.8%)				(14,484,442)
(Proceeds received $(14,365,089))
U.S. Government Agency (1.8%)				(14,484,442)
Federal National Mortgage Association
30 Yr Pass Thru (C)	3.000	TBA	(4,265,000)	(4,067,078)
30 Yr Pass Thru (C)	3.500	TBA	(2,115,000)	(2,074,518)
Government National Mortgage Association
30 Yr Pass Thru (C)	3.000	TBA	(510,000)	(491,174)
30 Yr Pass Thru (C)	3.500	TBA	(2,750,000)	(2,716,592)
30 Yr Pass Thru (C)	3.500	TBA	(1,090,000)	(1,078,334)
30 Yr Pass Thru (C)	3.500	TBA	(1,040,000)	(1,028,300)
30 Yr Pass Thru (C)	4.500	TBA	(1,335,000)	(1,376,821)
30 Yr Pass Thru (C)	4.500	TBA	(1,600,000)	(1,651,625)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
ZAR	South African Rand
Security Abbreviations and Legend
ADR	American Depositary Receipt
CDOR	Canadian Dollar Offered Rate
CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	69

TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $139,555,113 or 17.8% of the fund's net assets as of 11-30-18.
(E)	Non-income producing security.
(F)	Non-income producing - Issuer is in default.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $374,616.
(L)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(M)	For this type of option, notional amounts are equivalent to number of contracts.
(N)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(O)	The rate shown is the annualized seven-day yield as of 11-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 11-30-18:
United States	68.5%
Mexico	2.4%
United Kingdom	2.0%
Luxembourg	1.6%
Cayman Islands	1.5%
Brazil	1.4%
Indonesia	1.3%
South Africa	1.3%
Japan	1.3%
Netherlands	1.2%
Other countries	17.5%
TOTAL	100.0%
70	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	11	Long	Dec 2018	$1,044,367	$1,043,752	$(615)
10-Year Canada Government Bond Futures	21	Long	Mar 2019	2,092,524	2,106,717	14,193
10-Year U.S. Treasury Note Futures	33	Long	Mar 2019	3,931,344	3,941,953	10,609
10-Year Ultra U.S. Treasury Note Futures	16	Long	Mar 2019	2,016,515	2,024,000	7,485
2-Year U.S. Treasury Note Futures	148	Long	Mar 2019	31,216,961	31,225,688	8,727
3 Year South Korea Government Bond Futures	14	Long	Dec 2018	1,356,643	1,360,596	3,953
5-Year U.S. Treasury Note Futures	9	Long	Mar 2019	1,015,044	1,016,648	1,604
Euro-OAT Futures	5	Long	Dec 2018	859,880	866,566	6,686
German Euro BOBL Futures	5	Long	Dec 2018	739,012	747,016	8,004
German Euro BOBL Futures	2	Long	Mar 2019	299,294	299,373	79
German Euro BUND Futures	13	Long	Dec 2018	2,346,900	2,377,433	30,533
U.S. Treasury Long Bond Futures	56	Long	Mar 2019	7,824,189	7,834,750	10,561
Ultra U.S. Treasury Bond Futures	110	Long	Mar 2019	16,770,000	16,764,688	(5,312)
10-Year U.S. Treasury Note Futures	14	Short	Mar 2019	(1,667,512)	(1,672,344)	(4,832)
10-Year Ultra U.S. Treasury Note Futures	33	Short	Mar 2019	(4,166,827)	(4,174,500)	(7,673)
2-Year U.S. Treasury Note Futures	14	Short	Mar 2019	(2,952,679)	(2,953,781)	(1,102)
5-Year U.S. Treasury Note Futures	89	Short	Mar 2019	(10,033,085)	(10,053,523)	(20,438)
Euro SCHATZ Futures	9	Short	Dec 2018	(1,139,976)	(1,141,208)	(1,232)
Euro SCHATZ Futures	5	Short	Mar 2019	(633,376)	(633,410)	(34)
German Euro BOBL Futures	1	Short	Dec 2018	(148,643)	(149,403)	(760)
German Euro BUND Futures	4	Short	Dec 2018	(717,000)	(731,518)	(14,518)
U.K. Long Gilt Bond Futures	11	Short	Mar 2019	(1,709,194)	(1,719,015)	(9,821)
U.S. Treasury Long Bond Futures	3	Short	Mar 2019	(417,488)	(419,719)	(2,231)
Ultra U.S. Treasury Bond Futures	21	Short	Mar 2019	(3,196,271)	(3,200,531)	(4,260)
						$29,606
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	17,452,000	USD	435,428	BNP Paribas SA	2/8/2019	—	$(11,615)
ARS	619,000	USD	14,880	State Street Bank London	2/8/2019	$152	—
AUD	290,000	USD	210,891	Citibank N.A.	1/25/2019	1,260	—
AUD	1,665,518	USD	1,188,205	Citibank N.A.	2/22/2019	30,796	—
BRL	1,637,000	USD	423,842	Barclays Bank PLC Wholesale	1/3/2019	—	(1,154)
BRL	1,385,434	USD	367,667	Deutsche Bank AG London	1/3/2019	—	(9,935)
BRL	2,664,374	USD	663,241	Goldman Sachs International	1/3/2019	24,725	—
BRL	1,651,000	USD	404,904	State Street Bank London	1/3/2019	21,400	—
CAD	275,000	USD	207,635	Bank of America, N.A.	1/25/2019	—	(377)
CAD	2,448,347	USD	1,881,194	State Street Bank London	1/25/2019	—	(35,962)
CHF	180,000	USD	182,290	JPMorgan Chase Bank N.A. London	1/25/2019	—	(1,091)
CHF	651,000	USD	652,468	Bank of America, N.A.	2/22/2019	4,578	—
CLP	130,414,000	USD	192,706	Barclays Bank PLC Wholesale	12/7/2018	1,472	—
CLP	195,618,067	USD	290,588	BNP Paribas SA	12/7/2018	675	—
CLP	65,207,000	USD	97,617	JPMorgan Chase Bank N.A. London	12/7/2018	—	(528)
CLP	208,261,000	USD	313,224	Barclays Bank PLC Wholesale	1/11/2019	—	(3,069)
CLP	133,001,000	USD	202,922	HSBC Bank USA	1/11/2019	—	(4,849)
CLP	127,356,896	USD	188,216	State Street Bank London	1/11/2019	1,453	—
CNH	3,983,000	USD	573,944	Barclays Bank PLC Wholesale	1/3/2019	—	(1,435)
COP	342,401,000	USD	106,072	BNP Paribas SA	2/8/2019	—	(513)
COP	2,552,684,143	USD	798,525	HSBC Bank USA	2/8/2019	—	(11,554)
COP	75,465,000	USD	23,583	State Street Bank London	2/8/2019	—	(318)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	71

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CZK	23,694,000	USD	1,117,441	Bank of America, N.A.	12/18/2018	—	$(83,902)
CZK	944,000	USD	42,900	State Street Bank London	12/18/2018	—	(1,722)
CZK	42,795,542	USD	1,919,167	JPMorgan Chase Bank N.A. London	1/18/2019	—	(46,431)
DKK	1,850,000	USD	287,214	Citibank N.A.	1/18/2019	—	(5,285)
EGP	2,793,495	USD	152,943	State Street Bank London	1/10/2019	$1,323	—
EUR	87,000	USD	109,714	Bank of America, N.A.	12/18/2018	—	(11,090)
EUR	74,000	USD	85,111	JPMorgan Chase Bank N.A. London	12/18/2018	—	(1,225)
EUR	2,148,037	USD	2,502,908	State Street Bank London	12/18/2018	—	(67,894)
EUR	201,000	USD	230,787	Bank of America, N.A.	1/25/2019	—	(2,097)
EUR	203,000	USD	232,615	Goldman Sachs International	1/25/2019	—	(1,650)
EUR	159,000	USD	182,931	Goldman Sachs International	1/31/2019	—	(1,937)
EUR	205,000	USD	235,744	Citibank N.A.	2/22/2019	—	(1,957)
EUR	93,574	USD	107,531	JPMorgan Chase Bank N.A. London	2/22/2019	—	(817)
EUR	578,329	USD	661,245	State Street Bank London	2/22/2019	—	(1,708)
GBP	152,000	USD	194,974	Citibank N.A.	1/25/2019	—	(705)
GBP	22,803	USD	29,324	State Street Bank London	1/25/2019	—	(179)
GBP	1,302,940	USD	1,683,249	Goldman Sachs International	2/22/2019	—	(15,761)
GBP	8,000	USD	10,253	State Street Bank London	2/22/2019	—	(15)
HUF	386,735,334	USD	1,375,408	Citibank N.A.	1/18/2019	—	(16,944)
HUF	22,844,100	USD	81,353	State Street Bank London	1/18/2019	—	(1,109)
IDR	2,475,128,000	USD	164,079	BNP Paribas SA	2/8/2019	7,334	—
IDR	5,210,088,996	USD	336,591	Goldman Sachs International	2/8/2019	24,229	—
IDR	2,761,007,000	USD	180,352	HSBC Bank USA	2/8/2019	10,859	—
IDR	199,800,000	USD	12,910	State Street Bank London	2/8/2019	927	—
ILS	117,000	USD	31,581	Citibank N.A.	12/12/2018	—	(100)
INR	21,439,000	USD	292,523	Bank of America, N.A.	2/8/2019	12,727	—
INR	24,838,000	USD	338,408	HSBC Bank USA	2/8/2019	15,237	—
JPY	1,117,779,828	USD	10,073,008	Citibank N.A.	1/25/2019	—	(176,864)
JPY	32,685,000	USD	293,216	Goldman Sachs International	1/25/2019	—	(3,843)
JPY	21,842,000	USD	194,340	JPMorgan Chase Bank N.A. London	1/25/2019	—	(964)
JPY	12,445,409	USD	110,656	State Street Bank London	1/25/2019	—	(471)
KRW	230,883,836	USD	204,253	Barclays Bank PLC Wholesale	12/7/2018	1,828	—
KRW	152,658,000	USD	134,976	BNP Paribas SA	12/7/2018	1,282	—
KRW	7,588,000	USD	6,804	Goldman Sachs International	12/7/2018	—	(32)
KRW	191,477,432	USD	170,812	HSBC Bank USA	12/7/2018	94	—
KRW	76,328,000	USD	67,607	JPMorgan Chase Bank N.A. London	12/7/2018	521	—
KRW	195,090,000	USD	171,659	State Street Bank London	12/7/2018	2,472	—
KRW	23,724,000	USD	21,006	Barclays Bank PLC Wholesale	2/8/2019	219	—
KRW	15,816,000	USD	13,948	Citibank N.A.	2/8/2019	200	—
KRW	15,816,000	USD	14,034	HSBC Bank USA	2/8/2019	114	—
KRW	29,163,000	USD	25,901	Barclays Bank PLC Wholesale	3/8/2019	220	—
KRW	19,442,000	USD	17,258	BNP Paribas SA	3/8/2019	156	—
KRW	9,721,000	USD	8,646	HSBC Bank USA	3/8/2019	61	—
KRW	9,720,268	USD	8,641	JPMorgan Chase Bank N.A. London	3/8/2019	66	—
MXN	1,756,283	USD	85,174	Citibank N.A.	2/22/2019	53	—
MXN	2,105,232	USD	102,208	Goldman Sachs International	2/22/2019	—	(47)
MXN	8,158,836	USD	396,301	State Street Bank London	2/22/2019	—	(375)
MYR	127,239	USD	30,672	HSBC Bank USA	1/11/2019	—	(252)
MYR	2,642,444	USD	633,781	HSBC Bank USA	2/8/2019	—	(2,103)
NOK	1,526,000	USD	179,826	Bank of America, N.A.	2/22/2019	—	(1,607)
NOK	149,399	USD	17,673	Goldman Sachs International	2/22/2019	—	(225)
NZD	269,000	USD	184,044	JPMorgan Chase Bank N.A. London	1/25/2019	1,026	—
NZD	173,000	USD	117,374	Bank of America, N.A.	2/22/2019	1,706	—
PEN	595,000	USD	179,444	HSBC Bank USA	12/7/2018	—	(3,500)
72	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
PEN	60,000	USD	17,996	State Street Bank London	12/7/2018	—	$(254)
PHP	12,894,000	USD	235,614	Goldman Sachs International	1/11/2019	$9,634	—
PHP	3,836,000	USD	70,211	JPMorgan Chase Bank N.A. London	1/11/2019	2,751	—
PLN	6,072,693	USD	1,595,574	Citibank N.A.	2/22/2019	9,726	—
PLN	186,920	USD	49,253	State Street Bank London	2/22/2019	159	—
RON	244,000	USD	60,526	Bank of America, N.A.	1/18/2019	—	(1,139)
RON	836,000	USD	203,743	Citibank N.A.	1/18/2019	—	(269)
RON	97,029	USD	23,788	Goldman Sachs International	1/18/2019	—	(172)
RON	179,000	USD	43,565	State Street Bank London	1/18/2019	2	—
RUB	33,796,681	USD	510,336	State Street Bank London	1/18/2019	—	(9,382)
SEK	1,895,000	USD	211,224	Bank of America, N.A.	1/25/2019	—	(1,995)
SEK	1,594,836	USD	178,803	Citibank N.A.	2/22/2019	—	(2,314)
SEK	1,804,000	USD	202,091	State Street Bank London	2/22/2019	—	(2,455)
SGD	829,000	USD	602,473	Barclays Bank PLC Wholesale	2/8/2019	2,659	—
SGD	400,000	USD	292,681	JPMorgan Chase Bank N.A. London	2/8/2019	—	(699)
THB	12,142,961	USD	373,432	Citibank N.A.	2/8/2019	—	(3,236)
THB	16,192,000	USD	498,292	JPMorgan Chase Bank N.A. London	2/8/2019	—	(4,656)
THB	1,275,000	USD	38,535	State Street Bank London	2/8/2019	335	—
TRY	1,707,000	USD	291,226	Barclays Bank PLC Wholesale	1/18/2019	27,827	—
TRY	2,697,868	USD	386,763	Citibank N.A.	1/18/2019	117,492	—
TRY	430,829	USD	66,590	HSBC Bank USA	1/18/2019	13,935	—
TRY	1,231,014	USD	205,123	State Street Bank London	1/18/2019	24,965	—
TWD	29,723,000	USD	965,503	JPMorgan Chase Bank N.A. London	12/7/2018	—	(1,101)
USD	208,936	AUD	290,000	Citibank N.A.	1/25/2019	—	(3,214)
USD	607,353	AUD	830,000	Barclays Bank PLC Wholesale	2/22/2019	—	(128)
USD	29,790	AUD	42,000	Citibank N.A.	2/22/2019	—	(950)
USD	631,375	BRL	2,378,570	Deutsche Bank AG London	1/3/2019	17,206	—
USD	290,033	BRL	1,193,545	Goldman Sachs International	1/3/2019	—	(18,151)
USD	539,119	BRL	2,164,733	State Street Bank London	1/3/2019	—	(19,833)
USD	770,766	BRL	2,870,212	State Street Bank London	2/4/2019	31,174	—
USD	189,979	CAD	249,000	Barclays Bank PLC Wholesale	1/25/2019	2,316	—
USD	209,741	CAD	275,000	Goldman Sachs International	1/25/2019	2,483	—
USD	1,319,500	CAD	1,727,754	Royal Bank of Canada (UK)	1/25/2019	17,353	—
USD	463,085	CAD	603,000	State Street Bank London	1/25/2019	8,626	—
USD	179,989	CHF	180,000	BNP Paribas SA	1/25/2019	—	(1,210)
USD	384,866	CHF	384,000	Bank of America, N.A.	2/22/2019	—	(2,700)
USD	16,138	CHF	16,000	State Street Bank London	2/22/2019	—	(11)
USD	296,270	CLP	195,618,067	Barclays Bank PLC Wholesale	12/7/2018	5,007	—
USD	196,112	CLP	130,414,000	BNP Paribas SA	12/7/2018	1,934	—
USD	99,412	CLP	65,207,000	HSBC Bank USA	12/7/2018	2,323	—
USD	69,377	CLP	46,359,689	Barclays Bank PLC Wholesale	1/11/2019	335	—
USD	266,567	CLP	178,556,376	BNP Paribas SA	1/11/2019	650	—
USD	69,745	CLP	46,358,000	Citibank N.A.	1/11/2019	706	—
USD	276,758	CLP	185,432,000	State Street Bank London	1/11/2019	602	—
USD	533,400	CLP	364,183,000	Barclays Bank PLC Wholesale	2/8/2019	—	(9,174)
USD	521,777	CLP	351,464,067	BNP Paribas SA	2/8/2019	—	(1,844)
USD	212,583	CLP	143,130,000	JPMorgan Chase Bank N.A. London	2/8/2019	—	(657)
USD	113,008	CLP	77,924,962	State Street Bank London	2/8/2019	—	(3,087)
USD	191,409	COP	611,359,000	Barclays Bank PLC Wholesale	2/8/2019	2,932	—
USD	136,397	COP	437,869,000	Goldman Sachs International	2/8/2019	1,405	—
USD	165,487	COP	529,020,000	HSBC Bank USA	2/8/2019	2,394	—
USD	1,089,693	COP	3,498,266,070	State Street Bank London	2/8/2019	11,206	—
USD	124,039	CZK	2,513,000	Bank of America, N.A.	12/18/2018	14,421	—
USD	33,572	CZK	685,000	JPMorgan Chase Bank N.A. London	12/18/2018	3,692	—
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	73

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	33,402	CZK	677,000	State Street Bank London	12/18/2018	$3,871	—
USD	201,713	CZK	4,571,000	JPMorgan Chase Bank N.A. London	1/18/2019	1,686	—
USD	46,290	CZK	1,058,000	State Street Bank London	1/18/2019	—	$(8)
USD	22,247	DKK	146,000	State Street Bank London	1/18/2019	—	(2)
USD	152,279	EGP	2,793,495	Citibank N.A.	1/10/2019	—	(1,987)
USD	1,110,642	EUR	918,000	Bank of America, N.A.	12/18/2018	69,998	—
USD	182,875	EUR	159,600	BNP Paribas SA	12/18/2018	1,953	—
USD	211,106	EUR	184,745	Citibank N.A.	12/18/2018	1,679	—
USD	158,751	EUR	139,069	State Street Bank London	12/18/2018	1,102	—
USD	236,092	EUR	207,000	Bank of America, N.A.	1/25/2019	575	—
USD	237,407	EUR	207,000	BNP Paribas SA	1/25/2019	1,891	—
USD	236,473	EUR	207,000	Citibank N.A.	1/25/2019	956	—
USD	239,139	EUR	208,068	HSBC Bank USA	1/25/2019	2,408	—
USD	192,154	EUR	168,000	Deutsche Bank AG London	1/31/2019	916	—
USD	191,213	EUR	167,000	JPMorgan Chase Bank N.A. London	1/31/2019	1,113	—
USD	430,018	EUR	367,634	State Street Bank London	1/31/2019	11,532	—
USD	655,095	EUR	573,000	Bank of America, N.A.	2/22/2019	1,634	—
USD	658,715	EUR	573,000	BNP Paribas SA	2/22/2019	5,254	—
USD	1,073,139	EUR	937,500	Citibank N.A.	2/22/2019	3,993	—
USD	772,947	EUR	671,292	State Street Bank London	2/22/2019	7,392	—
USD	195,931	GBP	152,000	BNP Paribas SA	1/25/2019	1,662	—
USD	1,341,322	GBP	1,009,632	State Street Bank London	1/25/2019	50,925	—
USD	49,077	HUF	13,989,000	State Street Bank London	1/18/2019	—	(62)
USD	190,733	IDR	2,794,235,000	Bank of America, N.A.	2/8/2019	—	(2,780)
USD	43,740	IDR	643,508,000	Barclays Bank PLC Wholesale	2/8/2019	—	(825)
USD	57,097	IDR	834,365,015	State Street Bank London	2/8/2019	—	(686)
USD	56,940	ILS	208,000	Bank of America, N.A.	12/12/2018	974	—
USD	57,261	ILS	209,000	Barclays Bank PLC Wholesale	12/12/2018	1,026	—
USD	56,994	ILS	208,000	BNP Paribas SA	12/12/2018	1,028	—
USD	56,863	ILS	208,000	Citibank N.A.	12/12/2018	898	—
USD	56,943	ILS	208,000	HSBC Bank USA	12/12/2018	977	—
USD	269,561	ILS	958,053	Citibank N.A.	1/16/2019	11,096	—
USD	304,236	ILS	1,095,000	Citibank N.A.	1/24/2019	8,634	—
USD	305,040	ILS	1,096,252	Goldman Sachs International	1/24/2019	9,098	—
USD	1,198,088	INR	89,411,842	Barclays Bank PLC Wholesale	2/8/2019	—	(74,963)
USD	1,111,927	INR	82,946,000	Citibank N.A.	2/8/2019	—	(69,063)
USD	1,784,853	INR	132,076,774	HSBC Bank USA	2/8/2019	—	(95,663)
USD	37,093	INR	2,606,000	JPMorgan Chase Bank N.A. London	2/8/2019	—	(11)
USD	223,134	JPY	24,775,618	Citibank N.A.	1/25/2019	3,786	—
USD	55,125	JPY	6,154,000	State Street Bank London	1/25/2019	641	—
USD	76,811	KRW	86,032,000	Barclays Bank PLC Wholesale	12/7/2018	21	—
USD	17,190	KRW	19,442,000	BNP Paribas SA	12/7/2018	—	(164)
USD	203,980	KRW	227,468,000	Goldman Sachs International	12/7/2018	950	—
USD	161,699	KRW	180,322,000	HSBC Bank USA	12/7/2018	748	—
USD	300,225	KRW	340,761,268	JPMorgan Chase Bank N.A. London	12/7/2018	—	(3,928)
USD	87,798	KRW	99,162,000	Barclays Bank PLC Wholesale	2/8/2019	—	(915)
USD	58,305	KRW	66,111,000	Citibank N.A.	2/8/2019	—	(838)
USD	58,664	KRW	66,108,000	HSBC Bank USA	2/8/2019	—	(478)
USD	203,379	KRW	228,987,000	Barclays Bank PLC Wholesale	3/8/2019	—	(1,724)
USD	135,516	KRW	152,658,000	BNP Paribas SA	3/8/2019	—	(1,220)
USD	67,890	KRW	76,329,000	HSBC Bank USA	3/8/2019	—	(477)
USD	67,850	KRW	76,328,000	JPMorgan Chase Bank N.A. London	3/8/2019	—	(516)
USD	189,384	MXN	3,912,000	Barclays Bank PLC Wholesale	2/22/2019	—	(455)
USD	147,048	MXN	3,067,000	BNP Paribas SA	2/22/2019	—	(1,785)
74	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	244,393	MXN	5,063,179	Citibank N.A.	2/22/2019	—	$(1,310)
USD	243,508	MXN	5,064,000	HSBC Bank USA	2/22/2019	—	(2,234)
USD	723,317	MXN	14,780,000	JPMorgan Chase Bank N.A. London	2/22/2019	$6,084	—
USD	14,818	MXN	301,431	State Street Bank London	2/22/2019	190	—
USD	264,204	MYR	1,096,183	BNP Paribas SA	1/11/2019	2,124	—
USD	265,296	MYR	1,100,000	HSBC Bank USA	1/11/2019	2,304	—
USD	29,598	MYR	124,000	BNP Paribas SA	2/8/2019	—	(44)
USD	288,164	MYR	1,210,000	Deutsche Bank AG London	2/8/2019	—	(1,087)
USD	106,705	MYR	445,012	HSBC Bank USA	2/8/2019	324	—
USD	180,522	NOK	1,526,000	Goldman Sachs International	2/22/2019	2,303	—
USD	182,377	NZD	269,000	State Street Bank London	1/25/2019	—	(2,693)
USD	198,170	PEN	655,000	BNP Paribas SA	12/7/2018	4,483	—
USD	89,968	PHP	4,717,000	HSBC Bank USA	1/11/2019	249	—
USD	956,251	RON	3,878,770	BNP Paribas SA	1/18/2019	12,197	—
USD	61,466	RON	251,475	Goldman Sachs International	1/18/2019	260	—
USD	129,224	RON	523,837	JPMorgan Chase Bank N.A. London	1/18/2019	1,727	—
USD	774,876	RON	3,155,788	State Street Bank London	1/18/2019	6,789	—
USD	422,261	RUB	28,267,000	State Street Bank London	1/18/2019	3,272	—
USD	105,993	SEK	947,000	Citibank N.A.	1/25/2019	1,433	—
USD	106,065	SEK	948,000	State Street Bank London	1/25/2019	1,395	—
USD	113,883	SEK	1,028,466	Citibank N.A.	2/22/2019	70	—
USD	331,588	SGD	457,000	BNP Paribas SA	2/8/2019	—	(2,001)
USD	995,783	SGD	1,369,886	Citibank N.A.	2/8/2019	—	(4,172)
USD	287,601	THB	9,566,000	JPMorgan Chase Bank N.A. London	2/8/2019	—	(4,033)
USD	76,207	TRY	424,655	Barclays Bank PLC Wholesale	1/18/2019	—	(3,165)
USD	108,007	TRY	724,635	BNP Paribas SA	1/18/2019	—	(27,434)
USD	92,111	TRY	528,000	State Street Bank London	1/18/2019	—	(6,577)
USD	738,600	TWD	22,483,000	Barclays Bank PLC Wholesale	12/7/2018	9,110	—
USD	212,402	TWD	6,522,000	HSBC Bank USA	12/7/2018	787	—
USD	23,673	TWD	718,000	State Street Bank London	12/7/2018	376	—
USD	346,776	TWD	10,638,000	Citibank N.A.	2/11/2019	—	(114)
USD	346,703	TWD	10,640,000	Goldman Sachs International	2/11/2019	—	(250)
USD	1,005,473	TWD	30,677,000	JPMorgan Chase Bank N.A. London	3/8/2019	2,841	—
USD	480,431	ZAR	7,156,015	Bank of America, N.A.	2/8/2019	—	(31,843)
USD	390,707	ZAR	5,698,000	Barclays Bank PLC Wholesale	2/8/2019	—	(17,193)
USD	84,548	ZAR	1,181,000	Citibank N.A.	2/8/2019	4	—
USD	856,753	ZAR	12,571,442	Goldman Sachs International	2/8/2019	—	(43,192)
USD	20,328	ZAR	304,000	State Street Bank London	2/8/2019	—	(1,434)
ZAR	1,529,000	USD	110,824	Citibank N.A.	2/8/2019	—	(1,368)
ZAR	568,580	USD	40,637	State Street Bank London	2/8/2019	66	—
						$774,220	$(1,032,536)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Citibank N.A.	20,300,000	INR	Fixed 6.175%	INR MIFOR	Semi-Annual	Semi-Annual	Oct 2021	$2	$5,801	$5,803
Goldman Sachs and Company	1,350,000	BRL	Fixed 9.945%	BRL CDI	At Maturity	At Maturity	Jul 2021	—	(21,171)	(21,171)
Goldman Sachs and Company	550,000	BRL	BRL CDI	Fixed 10.210%	At Maturity	At Maturity	Jul 2021	—	9,797	9,797
								$2	$(5,573)	$(5,571)
Centrally cleared	1,320,000	USD	USD LIBOR BBA	Fixed 2.983%	Semi-Annual	Quarterly	Dec 2020	—	167	167
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	75

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	2,900,000	PLN	Fixed 2.427%	PLN WIBOR WIBO	Annual	Semi-Annual	Oct 2022	—	$(9,305)	$(9,305)
Centrally cleared	2,600,000	CZK	CZK PRIBOR PRBO	Fixed 1.385%	Annual	Semi-Annual	Oct 2022	—	(4,322)	(4,322)
Centrally cleared	750,000	PLN	Fixed 2.580%	PLN WIBOR WIBO	Annual	Semi-Annual	Nov 2022	—	(3,481)	(3,481)
Centrally cleared	1,150,000	PLN	Fixed 2.555%	PLN WIBOR WIBO	Annual	Semi-Annual	Nov 2022	—	(5,049)	(5,049)
Centrally cleared	8,300,000	CZK	CZK PRIBOR PRBO	Fixed 1.740%	Annual	Semi-Annual	Feb 2023	—	(6,085)	(6,085)
Centrally cleared	33,291,133	HUF	Fixed 1.415%	HUF BUBOR Reuters	Annual	Semi-Annual	May 2023	—	680	680
Centrally cleared	42,126,600	HUF	Fixed 1.450%	HUF BUBOR Reuters	Annual	Semi-Annual	May 2023	—	1,653	1,653
Centrally cleared	66,582,267	HUF	Fixed 1.515%	HUF BUBOR Reuters	Annual	Semi-Annual	May 2023	—	119	119
Centrally cleared	500,000	PLN	Fixed 2.575%	PLN WIBOR WIBO	Annual	Semi-Annual	Jun 2023	—	(2,657)	(2,657)
Centrally cleared	3,100,000	CZK	CZK PRIBOR PRBO	Fixed 1.968%	Annual	Semi-Annual	Jul 2023	—	(2,147)	(2,147)
Centrally cleared	10,000,000	CZK	CZK PRIBOR PRBO	Fixed 2.010%	Annual	Semi-Annual	Jul 2023	—	(6,112)	(6,112)
Centrally cleared	5,750,000	MXN	MXN TIIE Banxico	Fixed 7.910%	Monthly	Monthly	Sep 2023	—	(11,156)	(11,156)
Centrally cleared	1,730,000	PLN	PLN WIBOR WIBO	Fixed 2.536%	Annual	Semi-Annual	Sep 2023	—	6,884	6,884
Centrally cleared	2,000,000	PLN	Fixed 2.587%	PLN WIBOR WIBO	Annual	Semi-Annual	Oct 2023	—	(9,071)	(9,071)
Centrally cleared	3,000,000	PLN	Fixed 2.610%	PLN WIBOR WIBO	Annual	Semi-Annual	Oct 2023	—	(14,134)	(14,134)
Centrally cleared	12,500,000	CZK	CZK PRIBOR PRBO	Fixed 2.542%	Annual	Semi-Annual	Oct 2023	—	4,037	4,037
Centrally cleared	1,600,000	PLN	Fixed 2.570%	PLN WIBOR WIBO	Annual	Semi-Annual	Nov 2023	—	(6,475)	(6,475)
Centrally cleared	628,859	PLN	Fixed 3.149%	PLN WIBOR WIBO	Annual	Semi-Annual	Feb 2028	—	(10,986)	(10,986)
Centrally cleared	476,136	PLN	Fixed 3.158%	PLN WIBOR WIBO	Annual	Semi-Annual	Feb 2028	—	(8,420)	(8,420)
Centrally cleared	2,150,000	USD	Fixed 3.078%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2028	—	(5,407)	(5,407)
Centrally cleared	1,100,000	USD	Fixed 3.010%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2048	—	26,396	26,396
								—	$(64,871)	$(64,871)
								$2	$(70,444)	$(70,442)

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Barclays Bank PLC	Russian Federation	105,000	USD	$ 105,000	1.000%	Quarterly	Dec 2022	$ (1,189)	$ 1,067	$ (122)
Barclays Bank PLC	Russian Federation	150,000	USD	150,000	1.000%	Quarterly	Dec 2028	13,907	(1,303)	12,604
Citibank N.A	Anadarko Petroleum Corp.	55,000	USD	55,000	1.000%	Quarterly	Dec 2022	(581)	517	(64)
Citibank N.A	Republic of Korea	300,000	USD	300,000	1.000%	Quarterly	Dec 2023	(7,972)	(962)	(8,934)
Goldman Sachs and Company	CenturyLink, Inc.	279,606	USD	279,606	1.000%	Quarterly	Jun 2023	34,425	(6,354)	28,071
Goldman Sachs and Company	Murphy Oil Corp.	290,000	USD	290,000	1.000%	Quarterly	Jun 2023	14,156	(2,544)	11,612
Goldman Sachs and Company	China Government International Bond	600,000	USD	600,000	1.000%	Quarterly	Dec 2023	(9,942)	201	(9,741)
Goldman Sachs and Company	Federative Republic of Brazil	195,000	USD	195,000	1.000%	Quarterly	Dec 2023	12,831	(3,703)	9,128
Goldman Sachs and Company	Republic of South Africa	200,000	USD	200,000	1.000%	Quarterly	Dec 2023	10,549	645	11,194
HSBC Bank USA, N.A.	Republic of South Africa	190,000	USD	190,000	1.000%	Quarterly	Jun 2023	15,311	(6,408)	8,903
JPMorgan Chase Bank, N.A.	The Kroger Company	75,000	USD	75,000	1.000%	Quarterly	Dec 2022	140	(1,288)	(1,148)
JPMorgan Chase Bank, N.A.	The Kroger Company	75,000	USD	75,000	1.000%	Quarterly	Dec 2022	140	(1,288)	(1,148)
JPMorgan Chase Bank, N.A.	The Kroger Company	100,000	USD	100,000	1.000%	Quarterly	Dec 2022	—	(1,531)	(1,531)
JPMorgan Chase Bank, N.A.	The Kroger Company	143,000	USD	143,000	1.000%	Quarterly	Dec 2022	(483)	(1,707)	(2,190)
JPMorgan Chase Bank, N.A.	The Kroger Company	100,000	USD	100,000	1.000%	Quarterly	Dec 2022	(1,206)	(325)	(1,531)
JPMorgan Chase Bank, N.A.	Russian Federation	300,000	USD	300,000	1.000%	Quarterly	Jun 2023	4,930	1,663	6,593
JPMorgan Chase Bank, N.A.	Calpine Corp.	25,000	USD	25,000	5.000%	Quarterly	Dec 2023	(950)	(760)	(1,710)
JPMorgan Chase Bank, N.A.	Calpine Corp.	60,000	USD	60,000	5.000%	Quarterly	Dec 2023	(2,108)	(1,996)	(4,104)
Merrill Lynch	Anadarko Petroleum Corp.	25,000	USD	25,000	1.000%	Quarterly	Dec 2022	(274)	245	(29)
Merrill Lynch	Anadarko Petroleum Corp.	55,000	USD	55,000	1.000%	Quarterly	Dec 2022	(580)	516	(64)
Merrill Lynch	Anadarko Petroleum Corp.	60,000	USD	60,000	1.000%	Quarterly	Dec 2022	(634)	564	(70)
				$ 3,382,606				$ 80,470	$(24,751)	$ 55,719
76	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.31	1,200,000	USD	$ 1,200,000	5.000%	Quarterly	Dec 2023	$ (82,634)	$ 17,230	$ (65,404)
Centrally cleared	CDX.NA.IG.31	2,000,000	USD	2,000,000	1.000%	Quarterly	Dec 2023	(35,780)	9,007	(26,773)
Centrally cleared	iTraxx Europe Crossover Series 30 Version 1	800,000	EUR	926,240	5.000%	Quarterly	Dec 2023	(85,217)	6,148	(79,069)
Centrally cleared	iTraxx Europe Crossover Series 30 Version 1	800,000	EUR	920,480	5.000%	Quarterly	Dec 2023	(88,451)	9,382	(79,069)
Centrally cleared	iTraxx Europe Crossover Series 30 Version 1	530,000	EUR	604,703	5.000%	Quarterly	Dec 2023	(52,824)	441	(52,383)
Centrally cleared	iTraxx Europe Senior Financials Series 30 Version 1	1,580,000	EUR	1,825,138	1.000%	Quarterly	Dec 2023	(9,814)	9,961	147
				$ 7,476,561				$(354,720)	$ 52,169	$(302,551)
				$10,859,167				$(274,250)	$ 27,418	$(246,832)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America N.A.	JPMorgan Chase & Co.	0.137%	360,000	USD	$ 360,000	1.000%	Quarterly	Dec 2018	$ 174	$ 717	$ 891
Bank of America N.A.	Government of Malaysia	1.114%	410,000	USD	410,000	1.000%	Quarterly	Dec 2023	(836)	(491)	(1,327)
Barclays Bank PLC	Republic of Argentina	6.571%	150,000	USD	150,000	5.000%	Quarterly	Dec 2023	(3,844)	(3,806)	(7,650)
Barclays Bank PLC	Republic of Indonesia	1.423%	290,000	USD	290,000	1.000%	Quarterly	Dec 2023	(6,067)	1,068	(4,999)
Barclays Bank PLC	Republic of Indonesia	1.423%	220,000	USD	220,000	1.000%	Quarterly	Dec 2023	(2,910)	(882)	(3,792)
BNP Paribas SA	CVS Health Corp.	0.580%	405,000	USD	405,000	1.000%	Quarterly	Jun 2023	5,257	2,780	8,037
BNP Paribas SA	Humana, Inc.	1.397%	330,000	USD	330,000	1.000%	Quarterly	Dec 2023	(2,777)	(2,576)	(5,353)
Citibank N.A	Federative Republic of Brazil	2.085%	250,000	USD	250,000	1.000%	Quarterly	Dec 2023	(17,349)	5,632	(11,717)
Citibank N.A	Republic of Argentina	6.571%	302,000	USD	302,000	5.000%	Quarterly	Dec 2023	(15,196)	(289)	(15,485)
Citibank N.A	Republic of Argentina	6.571%	200,000	USD	200,000	5.000%	Quarterly	Dec 2023	(1,987)	(8,213)	(10,200)
Citibank N.A	Republic of Colombia	1.397%	570,000	USD	570,000	1.000%	Quarterly	Dec 2023	(3,919)	(5,359)	(9,278)
Citibank N.A	Republic of Colombia	1.397%	575,000	USD	575,000	1.000%	Quarterly	Dec 2023	(2,639)	(6,688)	(9,327)
Citibank N.A	Republic of Indonesia	1.423%	480,000	USD	480,000	1.000%	Quarterly	Dec 2023	(6,455)	(1,818)	(8,273)
Citibank N.A	Sun Hung Kai Properties, Ltd.	0.982%	525,000	USD	525,000	1.000%	Quarterly	Dec 2023	2,873	(1,379)	1,494
Goldman Sachs International	CVS Health Corp.	0.580%	260,000	USD	260,000	1.000%	Quarterly	Jun 2023	2,932	2,228	5,160
Goldman Sachs International	CDX.EM.30	2.074%	290,000	USD	290,000	1.000%	Quarterly	Dec 2023	(12,739)	(487)	(13,226)
Goldman Sachs International	CVS Health Corp.	0.686%	255,000	USD	255,000	1.000%	Quarterly	Dec 2023	4,051	186	4,237
Goldman Sachs International	Federative Republic of Brazil	2.085%	575,000	USD	575,000	1.000%	Quarterly	Dec 2023	(47,945)	20,965	(26,980)
JPMorgan Chase Bank, N.A.	Humana, Inc.	0.087%	180,000	USD	180,000	1.000%	Quarterly	Dec 2018	12	439	451
JPMorgan Chase Bank, N.A.	American Airlines Group, Inc.	0.726%	245,000	USD	245,000	5.000%	Quarterly	Jun 2020	14,383	4,060	18,443
JPMorgan Chase Bank, N.A.	International Paper Company	0.726%	370,000	USD	370,000	1.000%	Quarterly	Jun 2023	3,391	1,650	5,041
JPMorgan Chase Bank, N.A.	International Paper Company	0.726%	520,000	USD	520,000	1.000%	Quarterly	Jun 2023	4,320	2,765	7,085
JPMorgan Chase Bank, N.A.	Lincoln National Corp.	1.030%	385,000	USD	385,000	1.000%	Quarterly	Dec 2023	3,522	(3,294)	228
JPMorgan Chase Bank, N.A.	Republic of Indonesia	1.423%	70,000	USD	70,000	1.000%	Quarterly	Dec 2023	(1,388)	181	(1,207)
JPMorgan Chase Bank, N.A.	Republic of Indonesia	1.423%	335,000	USD	335,000	1.000%	Quarterly	Dec 2023	(6,254)	480	(5,774)
JPMorgan Chase Bank, N.A.	Republic of South Africa	2.296%	588,000	USD	588,000	1.000%	Quarterly	Dec 2023	(33,285)	341	(32,944)
JPMorgan Chase Bank, N.A.	Republic of South Africa	2.296%	260,000	USD	260,000	1.000%	Quarterly	Dec 2023	(13,177)	(1,376)	(14,553)
					$9,400,000				$(137,852)	$ 6,834	$(131,018)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	77

Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.IG.30	0.753%	2,450,000	USD	$ 2,450,000	1.000%	Quarterly	Dec 2023	$ 27,258	$ 5,539	$ 32,797
					$ 2,450,000				$ 27,258	$ 5,539	$ 32,797
					$11,850,000				$(110,594)	$12,373	$(98,221)

Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BBA	The British Banker's Association
BUBOR	Budapest Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MIFOR	Mumbai Interbank Forward Offer Rate
PRIBOR	Prague Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
WIBOR	Warsaw Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
78	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2018, by major security category or type:

	Total value at 11-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$208,961,487	—	$208,961,487	—
Foreign government obligations	115,707,682	—	115,707,682	—
Corporate bonds	247,329,340	—	247,329,340	—
Convertible bonds	558,473	—	558,473	—
Municipal bonds	2,120,763	—	2,120,763	—
Term loans	54,282,631	—	54,282,631	—
Collateralized mortgage obligations	26,517,267	—	26,517,267	—
Asset backed securities	31,466,498	—	31,466,498	—
Common stocks	80,446,049	$77,702,298	2,743,751	—
Preferred securities	2,778,596	2,778,596	—	—
Purchased options	22,413	7,438	14,975	—
Securities lending collateral	382,293	382,293	—	—
Short-term investments	21,093,005	19,894,704	1,198,301	—
Total investments in securities	$791,666,497	$100,765,329	$690,901,168	—
Liabilities
Sale commitments outstanding	$(14,484,442)	—	$(14,484,442)	—
Derivatives:

       79

	Total value at 11-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Assets
Futures	$102,434	$102,434	—	—
Forward foreign currency contracts	774,220	—	$774,220	—
Swap contracts	227,652	—	227,652	—
Liabilities
Futures	(72,828)	(72,828)	—	—
Forward foreign currency contracts	(1,032,536)	—	(1,032,536)	—
Swap contracts	(643,147)	—	(643,147)	—

When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a "To Be Announced" (TBA) or "forward commitment" transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund's NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer's failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying

       80

financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended November 30, 2018, the fund used futures contracts to gain exposure to treasuries markets and foreign bond markets, manage against anticipated interest rate changes, manage duration of the fund, maintain diversity of the fund and as a substitute for securities purchased.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and manage currency exposure.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended November 30, 2018, the fund used purchased options to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency or a credit index, take a long position in the exposure of the benchmark, manage against potential credit events and as a substitute for securities purchased.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended November 30, 2018, the fund used interest rate swaps to the fund used interest rate swaps to manage duration of the fund and manage against anticipated interest rate changes.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended November 30, 2018, the fund used CDS as a Buyer of protection to manage against potential credit events.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event

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occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended November 30, 2018, to take a long position in the exposure of the benchmark credit.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	70,427	399,849	(432,057)	38,219	—	—	($212)	($28)	$382,293

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	459Q1	11/18
This report is for the information of the shareholders of John Hancock Spectrum Income Fund.		1/19

John Hancock

Strategic Income Opportunities Fund

Quarterly portfolio holdings 11/30/18

Fund’s investments
As of 11-30-18 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 19.8%					$1,285,609,336
(Cost $1,447,585,670)
Australia 1.3%					83,462,468
Commonwealth of Australia	5.750	07-15-22	AUD	9,955,000	8,198,219
New South Wales Treasury Corp.	6.000	03-01-22	AUD	21,290,000	17,364,041
Queensland Treasury Corp.	5.500	06-21-21	AUD	34,370,000	27,130,142
Queensland Treasury Corp.	6.000	07-21-22	AUD	25,670,000	21,107,238
Queensland Treasury Corp.	6.250	02-21-20	AUD	12,600,000	9,662,828
Austria 0.3%					22,351,128
Republic of Austria (A)	0.000	07-15-23	EUR	19,625,000	22,351,128
Brazil 1.7%					113,159,144
Federative Republic of Brazil	10.000	01-01-21	BRL	156,620,000	43,695,765
Federative Republic of Brazil	10.000	01-01-23	BRL	250,320,000	69,463,379
Canada 0.2%					11,340,514
Export Development Canada	2.400	06-07-21	AUD	4,145,000	3,031,159
Province of British Columbia (A)	6.600	01-09-20	INR	584,515,000	8,309,355
Colombia 1.3%					83,658,752
Republic of Colombia	4.000	02-26-24		11,000,000	10,829,500
Republic of Colombia	4.500	01-28-26		17,170,000	17,084,150
Republic of Colombia	7.000	09-11-19	COP	42,310,300,000	13,293,990
Republic of Colombia	7.000	05-04-22	COP	81,417,000,000	26,086,445
Republic of Colombia	11.000	07-24-20	COP	48,653,100,000	16,364,667
Finland 0.3%					21,812,938
Republic of Finland (A)	1.500	04-15-23	EUR	17,950,000	21,812,938
Hungary 0.9%					57,402,590
Republic of Hungary	6.250	01-29-20		27,880,000	28,659,971
Republic of Hungary	6.375	03-29-21		27,290,000	28,742,619
Indonesia 3.4%					220,896,678
Perusahaan Penerbit SBSN Indonesia III (A)	4.150	03-29-27		10,060,000	9,531,850
Republic of Indonesia (A)	2.150	07-18-24	EUR	8,895,000	10,092,276
Republic of Indonesia (A)	2.625	06-14-23	EUR	11,010,000	12,879,938
Republic of Indonesia	5.625	05-15-23	IDR	97,644,000,000	6,253,585
Republic of Indonesia (A)	5.875	01-15-24		5,125,000	5,406,409
Republic of Indonesia	6.125	05-15-28	IDR	361,248,000,000	22,353,049
Republic of Indonesia	6.625	05-15-33	IDR	279,712,000,000	17,092,696
Republic of Indonesia	7.000	05-15-22	IDR	249,790,000,000	17,056,225
Republic of Indonesia	7.000	05-15-27	IDR	235,055,000,000	15,464,902
Republic of Indonesia	7.500	08-15-32	IDR	78,553,000,000	5,187,436
Republic of Indonesia	7.500	05-15-38	IDR	196,870,000,000	12,911,313
Republic of Indonesia	8.250	07-15-21	IDR	290,855,000,000	20,670,400
Republic of Indonesia	8.375	03-15-24	IDR	303,817,000,000	21,656,454
Republic of Indonesia	8.375	09-15-26	IDR	345,018,000,000	24,781,568
Republic of Indonesia	8.750	05-15-31	IDR	174,458,000,000	12,803,869
Republic of Indonesia	9.000	03-15-29	IDR	90,490,000,000	6,754,708
Ireland 2.0%					126,406,946
Republic of Ireland	3.400	03-18-24	EUR	45,135,000	59,658,501
Republic of Ireland	3.900	03-20-23	EUR	50,460,000	66,748,445
Malaysia 1.5%					98,705,242
Government of Malaysia	3.620	11-30-21	MYR	37,200,000	8,869,122
2	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Malaysia (continued)
Government of Malaysia	3.733	06-15-28	MYR	24,975,000	$5,778,348
Government of Malaysia	3.844	04-15-33	MYR	80,566,000	17,699,144
Government of Malaysia	3.882	03-14-25	MYR	36,535,000	8,644,306
Government of Malaysia	3.899	11-16-27	MYR	43,417,000	10,124,550
Government of Malaysia	4.059	09-30-24	MYR	107,440,000	25,676,478
Government of Malaysia	4.160	07-15-21	MYR	90,688,000	21,913,294
Mexico 1.8%					113,590,889
Government of Mexico	4.600	01-23-46		14,931,000	12,840,660
Government of Mexico	6.500	06-10-21	MXN	662,100,000	30,935,680
Government of Mexico	7.750	05-29-31	MXN	224,356,000	9,714,313
Government of Mexico	8.000	06-11-20	MXN	289,660,000	14,124,265
Government of Mexico	8.000	12-07-23	MXN	418,147,500	19,783,464
Government of Mexico	10.000	12-05-24	MXN	509,276,500	26,192,507
New Zealand 0.7%					47,191,471
Dominion of New Zealand	3.000	04-15-20	NZD	24,860,000	17,374,933
Dominion of New Zealand	6.000	05-15-21	NZD	29,455,000	22,269,250
New Zealand Local Government Funding Agency	5.500	04-15-23	NZD	9,850,000	7,547,288
Norway 1.4%					88,367,524
Government of Norway (A)	2.000	05-24-23	NOK	196,500,000	23,444,174
Government of Norway (A)	3.750	05-25-21	NOK	308,515,000	38,149,165
Government of Norway (A)	4.500	05-22-19	NOK	226,338,000	26,774,185
Philippines 1.4%					92,806,937
Republic of Philippines	3.500	03-20-21	PHP	315,580,000	5,613,363
Republic of Philippines	3.500	04-21-23	PHP	788,770,000	13,098,728
Republic of Philippines	4.625	09-09-40	PHP	45,902,000	573,144
Republic of Philippines	4.950	01-15-21	PHP	681,320,000	12,792,387
Republic of Philippines	5.875	12-16-20	PHP	321,278,240	6,033,424
Republic of Philippines	6.250	01-14-36	PHP	520,000,000	9,636,368
Republic of Philippines	6.500	04-28-21	PHP	583,470,000	11,096,026
Republic of Philippines	7.375	03-03-21	PHP	313,800,000	6,077,909
Republic of Philippines	8.000	07-19-31	PHP	959,560,000	19,610,188
Republic of Philippines	8.125	12-16-35	PHP	419,020,160	8,275,400
Portugal 0.9%					59,556,904
Republic of Portugal (A)	3.850	04-15-21	EUR	24,730,000	30,594,386
Republic of Portugal (A)	5.125	10-15-24		27,975,000	28,962,518
Singapore 0.3%					16,003,692
Republic of Singapore	3.250	09-01-20	SGD	21,505,000	16,003,692
Sweden 0.4%					28,895,519
Kingdom of Sweden (A)	0.125	04-24-23	EUR	25,340,000	28,895,519

Corporate bonds 41.4%					$2,686,370,951
(Cost $2,822,547,311)
Communication services 5.3%					342,933,037
Diversified telecommunication services 0.2%
Radiate Holdco LLC (A)(B)	6.625	02-15-25		13,075,000	11,767,500
Entertainment 0.9%
Lions Gate Capital Holdings LLC (A)	5.875	11-01-24		6,292,000	6,339,190
Netflix, Inc.	3.625	05-15-27	EUR	15,705,000	17,243,756
Netflix, Inc. (A)	5.875	11-15-28		18,835,000	18,646,650
Netflix, Inc. (A)	6.375	05-15-29		13,700,000	13,871,250
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	3

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Interactive media and services 0.5%
Cimpress NV (A)	7.000	06-15-26		10,760,000	$10,464,100
Rackspace Hosting, Inc. (A)(B)	8.625	11-15-24		8,530,000	7,229,175
Uber Technologies, Inc. (A)	8.000	11-01-26		17,455,000	17,105,900
Media 3.6%
AMC Entertainment Holdings, Inc.	6.375	11-15-24	GBP	15,960,000	19,536,289
Cablevision Systems Corp.	5.875	09-15-22		4,900,000	4,900,000
CCO Holdings LLC (A)	5.000	02-01-28		16,005,000	14,904,656
CCO Holdings LLC (A)	5.125	05-01-27		15,760,000	14,932,600
CCO Holdings LLC	5.750	01-15-24		16,627,000	16,710,135
CSC Holdings LLC (A)	5.375	02-01-28		8,700,000	8,178,000
CSC Holdings LLC (A)	5.500	04-15-27		12,580,000	12,076,800
CSC Holdings LLC (A)	7.500	04-01-28		8,610,000	8,868,128
Lamar Media Corp.	5.000	05-01-23		2,062,000	2,056,845
Meredith Corp. (A)(B)	6.875	02-01-26		21,070,000	21,544,075
Nexstar Broadcasting, Inc. (A)	5.625	08-01-24		14,958,000	14,434,470
Nexstar Broadcasting, Inc.	5.875	11-15-22		6,452,000	6,516,520
Sinclair Television Group, Inc. (A)(B)	5.625	08-01-24		11,905,000	11,339,513
Sirius XM Radio, Inc. (A)	4.625	05-15-23		15,995,000	15,539,143
Sirius XM Radio, Inc. (A)	5.000	08-01-27		3,932,000	3,696,080
Sirius XM Radio, Inc. (A)	5.375	07-15-26		12,890,000	12,551,638
Tribune Media Company	5.875	07-15-22		7,860,000	7,958,250
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57		20,200,000	19,352,693
WMG Acquisition Corp. (A)	5.000	08-01-23		2,600,000	2,564,250
WMG Acquisition Corp. (A)	5.500	04-15-26		14,469,000	14,034,930
Wireless telecommunication services 0.1%
America Movil SAB de CV	7.125	12-09-24	MXN	202,160,000	8,570,501
Consumer discretionary 2.0%					130,734,061
Diversified consumer services 0.2%
Graham Holdings Company (A)	5.750	06-01-26		11,385,000	11,527,313
Hotels, restaurants and leisure 1.6%
ESH Hospitality, Inc. (A)	5.250	05-01-25		11,765,000	11,250,281
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.000	06-01-24		19,478,000	19,210,178
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.250	06-01-26		19,077,000	18,707,288
New Red Finance, Inc. (A)	4.250	05-15-24		20,920,000	19,795,550
New Red Finance, Inc. (A)	4.625	01-15-22		19,500,000	19,402,500
New Red Finance, Inc. (A)	5.000	10-15-25		19,605,000	18,477,713
Internet and direct marketing retail 0.2%
Expedia Group, Inc.	5.000	02-15-26		12,320,000	12,363,238
Consumer staples 1.4%					91,349,568
Beverages 0.2%
Molson Coors Brewing Company	1.250	07-15-24	EUR	10,170,000	11,371,533
Food and staples retailing 0.2%
Aramark Services, Inc. (A)	5.000	04-01-25		14,990,000	14,918,348
Food products 0.7%
Darling Global Finance BV (A)	3.625	05-15-26	EUR	8,350,000	9,476,670
Darling Ingredients, Inc.	5.375	01-15-22		8,425,000	8,435,531
Post Holdings, Inc. (A)	5.000	08-15-26		20,625,000	18,923,438
Post Holdings, Inc. (A)	5.750	03-01-27		12,040,000	11,287,500
4	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Personal products 0.3%
Natura Cosmeticos SA (A)	5.375	02-01-23		17,260,000	$16,936,548
Energy 8.1%					524,017,475
Energy equipment and services 0.4%
Antero Midstream Partners LP	5.375	09-15-24		23,545,000	22,961,084
Oil, gas and consumable fuels 7.7%
Antero Resources Corp.	5.000	03-01-25		13,590,000	12,910,500
Antero Resources Corp.	5.625	06-01-23		19,510,000	19,363,675
Blue Racer Midstream LLC (A)	6.125	11-15-22		10,635,000	10,528,650
Chesapeake Energy Corp. (B)	7.000	10-01-24		26,800,000	24,924,000
Concho Resources, Inc.	4.375	01-15-25		12,720,000	12,438,532
DCP Midstream Operating LP	3.875	03-15-23		1,015,000	971,863
DCP Midstream Operating LP	5.375	07-15-25		22,175,000	22,202,719
Denbury Resources, Inc. (A)	7.500	02-15-24		15,560,000	13,751,150
Diamondback Energy, Inc. (A)	4.750	11-01-24		10,490,000	10,175,300
Diamondback Energy, Inc.	5.375	05-31-25		26,585,000	26,285,919
Enbridge, Inc.	4.250	12-01-26		14,120,000	13,774,652
Enbridge, Inc. (6.000% to 1-15-27, then 3 month LIBOR + 3.890%)	6.000	01-15-77		12,055,000	10,709,669
FTS International, Inc.	6.250	05-01-22		8,405,000	7,900,700
Indika Energy Capital III Pte, Ltd. (A)	5.875	11-09-24		13,160,000	11,628,097
Marathon Petroleum Corp. (A)	4.750	12-15-23		18,355,000	18,785,138
Murphy Oil Corp.	6.875	08-15-24		30,130,000	30,697,490
Newfield Exploration Company	5.375	01-01-26		12,780,000	12,732,075
Newfield Exploration Company	5.625	07-01-24		23,285,000	23,808,913
Occidental Petroleum Corp.	3.500	06-15-25		22,120,000	21,593,443
Parsley Energy LLC (A)	5.375	01-15-25		21,840,000	20,911,800
Parsley Energy LLC (A)	5.625	10-15-27		21,315,000	20,249,250
Parsley Energy LLC (A)	6.250	06-01-24		7,300,000	7,263,500
Pertamina Persero PT (A)	4.300	05-20-23		9,830,000	9,576,406
Petroleos del Peru SA (A)	5.625	06-19-47		8,126,000	7,668,506
Petroleos Mexicanos	4.625	09-21-23		20,165,000	18,723,404
Petroleos Mexicanos (A)	7.190	09-12-24	MXN	169,460,000	6,660,374
Petroleos Mexicanos (A)	7.650	11-24-21	MXN	198,639,000	8,966,084
SM Energy Company (B)	6.625	01-15-27		23,555,000	22,495,025
Targa Resources Partners LP (A)	5.875	04-15-26		10,745,000	10,691,275
Teekay Offshore Partners LP (A)	8.500	07-15-23		10,580,000	10,315,500
The Williams Companies, Inc.	3.700	01-15-23		13,805,000	13,420,014
The Williams Companies, Inc.	3.750	06-15-27		16,215,000	14,996,585
The Williams Companies, Inc.	4.550	06-24-24		9,400,000	9,411,363
WPX Energy, Inc.	5.750	06-01-26		13,340,000	12,806,400
WPX Energy, Inc.	6.000	01-15-22		1,712,000	1,718,420
Financials 12.3%					797,546,496
Banks 8.2%
Asian Development Bank	4.625	03-06-19	NZD	16,505,000	11,417,763
Asian Development Bank	5.000	03-09-22	AUD	11,300,000	8,905,006
Banc of California, Inc.	5.250	04-15-25		3,227,000	3,194,367
Banco Nacional de Comercio Exterior SNC (A)	4.375	10-14-25		11,995,000	11,305,407
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (A)	3.800	08-11-26		2,465,000	2,326,368
Bank of America Corp. (3 month LIBOR + 0.760%) (C)	3.094	09-15-26		22,415,000	21,042,185
Bank of Ireland Group PLC (A)	4.500	11-25-23		7,820,000	7,616,766
BankUnited, Inc.	4.875	11-17-25		16,775,000	16,984,454
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	5

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
BNG Bank NV	0.250	02-22-23	EUR	10,805,000	$12,352,355
BNG Bank NV	0.250	06-07-24	EUR	10,700,000	12,114,926
Citigroup, Inc. (3 month BBSW + 1.550%) (C)	3.480	05-04-21	AUD	13,996,000	10,352,905
ConnectOne Bancorp, Inc. (5.200% to 2-1-23, then 3 month LIBOR + 2.840%)	5.200	02-01-28		4,405,000	4,366,445
European Bank for Reconstruction & Development	7.375	04-15-19	IDR	103,120,000,000	7,182,531
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (D)	5.100	06-30-23		17,333,000	15,946,360
Freedom Mortgage Corp. (A)	8.250	04-15-25		18,620,000	16,595,075
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (D)	5.700	04-15-23		10,240,000	9,753,600
Inter-American Development Bank	6.500	08-20-19	AUD	18,255,000	13,746,809
International Bank for Reconstruction & Development	2.500	03-12-20	AUD	8,500,000	6,232,295
International Bank for Reconstruction & Development	2.800	01-13-21	AUD	10,970,000	8,091,467
International Bank for Reconstruction & Development	3.375	01-25-22	NZD	27,298,000	19,237,234
International Bank for Reconstruction & Development	3.500	01-22-21	NZD	38,030,000	26,752,470
International Bank for Reconstruction & Development	3.625	06-22-20	NOK	65,640,000	7,900,185
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	25,130,000	18,285,967
International Bank for Reconstruction & Development	7.450	08-20-21	IDR	213,155,000,000	14,686,286
International Finance Corp.	2.800	08-15-22	AUD	24,695,000	18,211,790
International Finance Corp.	3.625	05-20-20	NZD	18,878,000	13,239,075
JPMorgan Chase & Co. (3 month LIBOR + 1.000%) (C)	3.616	05-15-77		18,876,000	15,855,840
JPMorgan Chase & Co. (6.100% to 10-1-24, then 3 month LIBOR + 3.330%) (D)	6.100	10-01-24		3,579,000	3,623,738
KfW	0.000	09-15-23	EUR	5,350,000	6,045,362
KfW	0.375	03-15-23	EUR	10,960,000	12,625,030
KfW	2.125	08-15-23	EUR	19,615,000	24,407,109
KfW	3.750	05-29-20	NZD	11,170,000	7,841,160
KfW	6.000	08-20-20	AUD	22,610,000	17,548,408
Nordic Investment Bank	1.375	07-15-20	NOK	80,590,000	9,391,126
Nordic Investment Bank	4.125	03-19-20	NZD	18,050,000	12,708,913
Old Second Bancorp, Inc. (5.750% to 12-31-21, then 3 month LIBOR + 3.850%)	5.750	12-31-26		1,277,000	1,311,882
Popular, Inc.	6.125	09-14-23		20,595,000	20,569,256
SunTrust Banks, Inc. (5.050% to 6-15-22, then 3 month LIBOR + 3.102%) (D)	5.050	06-15-22		17,450,000	16,403,000
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750	12-15-25		21,575,000	21,601,969
U.S. Bancorp	0.850	06-07-24	EUR	7,805,000	8,761,475
Wells Fargo & Company	3.250	04-27-22	AUD	12,300,000	8,993,667
Wells Fargo & Company (3 month BBSW + 1.320%) (C)	3.235	07-27-21	AUD	9,035,000	6,656,882
Westpac Banking Corp.	5.000	10-21-19	GBP	3,165,000	4,159,329
Westpac Banking Corp.	7.250	02-11-20	AUD	5,300,000	4,087,250
Zions Bancorp NA (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (D)	5.800	06-15-23		8,290,000	8,144,925
Capital markets 0.5%
E*TRADE Financial Corp. (5.875% to 9-15-26, then 3 month LIBOR + 4.435%) (D)	5.875	09-15-26		4,445,000	4,267,200
Temasek Financial I, Ltd.	3.265	02-19-20	SGD	5,250,000	3,873,833
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	12,713,000	14,297,214
The Goldman Sachs Group, Inc. (3 month LIBOR + 0.750%) (C)	3.427	02-23-23		9,850,000	9,637,082
Consumer finance 0.2%
Trust F/1401 (A)	5.250	12-15-24		11,970,000	11,476,238
6	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Diversified financial services 2.2%
Citibank NA	2.125	10-20-20		20,890,000	$20,368,170
European Financial Stability Facility	0.125	10-17-23	EUR	19,615,000	22,165,731
European Financial Stability Facility	0.500	01-20-23	EUR	9,300,000	10,747,463
European Financial Stability Facility	1.875	05-23-23	EUR	13,155,000	16,088,118
Refinitiv US Holdings, Inc. (A)	8.250	11-15-26		16,645,000	15,854,363
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	229,130,000	58,713,452
Insurance 1.0%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		29,595,000	35,218,050
DB Insurance Company, Ltd.	3.492	05-25-24	KRW	10,000,000,000	9,014,461
DB Insurance Company, Ltd.	3.865	05-25-27	KRW	10,000,000,000	8,938,802
Nationstar Mortgage Holdings, Inc. (A)	8.125	07-15-23		12,415,000	12,539,150
Thrifts and mortgage finance 0.2%
Dime Community Bancshares, Inc. (4.500% to 6-15-22, then 3 month LIBOR + 2.660%)	4.500	06-15-27		7,560,000	7,661,282
MGIC Investment Corp.	5.750	08-15-23		7,970,000	8,109,475
Health care 1.8%					114,446,168
Biotechnology 0.2%
AbbVie, Inc.	1.375	05-17-24	EUR	12,370,000	14,068,933
Health care providers and services 1.0%
CVS Health Corp.	4.100	03-25-25		9,250,000	9,110,703
HCA Healthcare, Inc.	6.250	02-15-21		17,463,000	18,030,548
HCA, Inc.	4.500	02-15-27		12,375,000	11,872,266
HCA, Inc.	5.000	03-15-24		12,345,000	12,375,863
HCA, Inc.	7.500	02-15-22		13,785,000	14,887,800
Life sciences tools and services 0.3%
IQVIA, Inc. (A)	4.875	05-15-23		5,350,000	5,316,563
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	3,288,000	3,594,688
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	4,947,000	5,481,904
Pharmaceuticals 0.3%
Allergan Funding SCS	1.250	06-01-24	EUR	6,760,000	7,465,384
Teva Pharmaceutical Finance Netherlands II BV	4.500	03-01-25	EUR	10,640,000	12,241,516
Industrials 3.7%					239,925,220
Air freight and logistics 2.0%
Mexico City Airport Trust (A)(B)	3.875	04-30-28		42,335,000	33,042,468
Mexico City Airport Trust (A)	4.250	10-31-26		32,774,000	26,832,074
Mexico City Airport Trust (A)	5.500	10-31-46		25,565,000	19,053,595
Mexico City Airport Trust (A)	5.500	07-31-47		70,115,000	52,410,963
Construction and engineering 0.9%
AECOM	5.125	03-15-27		35,255,000	32,064,423
AECOM	5.875	10-15-24		15,445,000	15,502,919
HC2 Holdings, Inc. (A)	11.500	12-01-21		8,930,000	8,405,363
Marine 0.1%
Pelabuhan Indonesia II PT (A)	4.250	05-05-25		10,110,000	9,402,300
Professional services 0.2%
IHS Markit, Ltd.	4.750	08-01-28		11,230,000	10,953,181
Trading companies and distributors 0.4%
BOC Aviation, Ltd. (A)	2.750	09-18-22		11,775,000	11,208,740
BOC Aviation, Ltd. (3 month LIBOR + 1.050%) (A)(C)	3.609	05-02-21		3,715,000	3,733,947
United Rentals North America, Inc.	5.500	05-15-27		10,370,000	9,786,688
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	7

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Transportation infrastructure 0.1%
Jasa Marga Persero Tbk PT (A)	7.500	12-11-20	IDR	114,350,000,000	$7,528,559
Information technology 1.3%					83,841,244
Communications equipment 0.0%
Motorola Solutions, Inc.	4.600	02-23-28		2,841,000	2,737,183
IT services 0.7%
Banff Merger Sub, Inc. (A)	9.750	09-01-26		11,650,000	10,965,563
IBM Corp.	2.750	12-21-20	GBP	15,015,000	19,582,897
Travelport Corporate Finance PLC (A)	6.000	03-15-26		11,546,000	11,401,675
Semiconductors and semiconductor equipment 0.2%
NXP BV (A)	4.625	06-01-23		14,155,000	13,880,676
Software 0.2%
CDK Global, Inc.	5.875	06-15-26		14,080,000	14,009,600
Technology hardware, storage and peripherals 0.2%
Western Digital Corp.	4.750	02-15-26		12,310,000	11,263,650
Materials 2.7%					175,086,353
Chemicals 0.1%
Ecolab, Inc.	1.000	01-15-24	EUR	4,270,000	4,843,949
Construction materials 0.2%
Cemex SAB de CV (A)	6.125	05-05-25		12,700,000	12,188,190
Containers and packaging 2.1%
Ball Corp.	4.000	11-15-23		20,160,000	19,656,000
Ball Corp.	4.375	12-15-20		11,810,000	11,886,765
Ball Corp.	4.875	03-15-26		14,415,000	14,162,738
Ball Corp.	5.250	07-01-25		18,545,000	18,823,175
Crown Americas LLC	4.500	01-15-23		18,265,000	17,945,363
Crown Cork & Seal Company, Inc.	7.375	12-15-26		11,568,000	12,377,760
Sealed Air Corp. (A)	4.875	12-01-22		10,150,000	10,111,938
Sealed Air Corp. (A)	5.125	12-01-24		16,620,000	16,204,500
Sealed Air Corp. (A)	6.500	12-01-20		18,465,000	19,203,600
Metals and mining 0.3%
Vedanta Resources PLC (A)	6.375	07-30-22		19,325,000	17,682,375
Real estate 0.9%					61,691,499
Equity real estate investment trusts 0.9%
Equinix, Inc.	2.875	03-15-24	EUR	9,030,000	10,262,274
Equinix, Inc.	5.375	05-15-27		29,225,000	28,786,625
Equinix, Inc.	5.875	01-15-26		10,935,000	11,099,025
SBA Communications Corp.	4.875	09-01-24		11,870,000	11,543,575
Utilities 1.9%					124,799,830
Electric utilities 0.9%
Emera US Finance LP	3.550	06-15-26		25,975,000	24,276,693
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%)	6.750	06-15-76		18,270,000	18,644,535
Perusahaan Listrik Negara PT (A)	4.125	05-15-27		16,960,000	15,357,280
Gas utilities 0.2%
AmeriGas Partners LP	5.750	05-20-27		16,875,000	15,245,719
Southern Gas Networks PLC	4.875	12-21-20	GBP	805,000	1,092,145
Independent power and renewable electricity producers 0.8%
Greenko Dutch BV (A)	5.250	07-24-24		10,740,000	9,598,338
NextEra Energy Operating Partners LP (A)	4.250	09-15-24		11,665,000	10,994,263
8	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
NextEra Energy Operating Partners LP (A)	4.500	09-15-27		14,937,000	$13,704,698

NRG Energy, Inc.	6.625	01-15-27		15,595,000	15,886,159
Convertible bonds 2.9%					$191,618,620
(Cost $185,485,225)
Communication services 0.3%					19,434,789
Media 0.3%
DISH Network Corp.	3.375	08-15-26		5,520,000	4,846,008
GCI Liberty, Inc. (A)	1.750	09-30-46		13,845,000	14,588,781
Consumer discretionary 0.5%					34,868,429
Household durables 0.3%
Sony Corp.	0.000	09-30-22	JPY	1,850,000,000	21,114,479
Internet and direct marketing retail 0.2%
Liberty Expedia Holdings, Inc. (A)(B)	1.000	06-30-47		14,230,000	13,753,950
Energy 0.6%					37,350,069
Oil, gas and consumable fuels 0.6%
Chesapeake Energy Corp.	5.500	09-15-26		17,815,000	15,418,063
Oasis Petroleum, Inc. (B)	2.625	09-15-23		12,170,000	11,701,102
SM Energy Company (B)	1.500	07-01-21		10,505,000	10,230,904
Financials 0.1%					8,322,399
Mortgage real estate investment trusts 0.1%
Redwood Trust, Inc.	5.625	07-15-24		8,495,000	8,322,399
Health care 0.8%					50,162,714
Health care equipment and supplies 0.3%
Danaher Corp. (B)	0.000	01-22-21		3,695,000	15,459,998
Health care providers and services 0.3%
Anthem, Inc.	2.750	10-15-42		4,944,000	19,764,456
Pharmaceuticals 0.2%
Bayer Capital Corp. BV (A)	5.625	11-22-19	EUR	16,600,000	14,938,260
Information technology 0.3%					21,408,863
Semiconductors and semiconductor equipment 0.1%
Novellus Systems, Inc.	2.625	05-15-41		1,960,000	9,253,144
Software 0.2%
Avaya Holdings Corp. (A)	2.250	06-15-23		14,020,000	12,155,719
Utilities 0.3%					20,071,357
Independent power and renewable electricity producers 0.3%
NextEra Energy Partners LP (A)	1.500	09-15-20		5,807,000	5,705,929

NRG Energy, Inc. (A)	2.750	06-01-48		13,405,000	14,365,428
Capital preferred securities 2.2%					$141,207,295
(Cost $152,231,509)
Financials 2.2%					141,207,295
Banks 2.0%
BAC Capital Trust XIII (Greater of 3 month LIBOR + 0.400% or 4.000%) (C)(D)	4.000	12-17-18		19,345,000	14,895,650
BAC Capital Trust XIV, Series G (Greater of 3 month LIBOR + 0.400% or 4.000%) (C)(D)	4.000	12-17-18		18,683,000	14,642,801
First Maryland Capital I (3 month LIBOR + 1.000%) (C)	3.436	01-15-27		13,280,000	12,284,000
First Maryland Capital II (3 month LIBOR + 0.850%) (C)	3.391	02-01-27		17,524,000	15,727,790
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Mellon Capital IV (Greater of 3 month LIBOR + 0.565% or 4.000%) (C)(D)	4.000	12-31-18	19,575,000	$15,172,583
SunTrust Preferred Capital I (Greater of 3 month LIBOR + 0.645% or 4.000%) (C)(D)	4.000	12-31-18	9,340,000	7,612,100
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.500	12-31-18	23,552,000	18,873,395
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (C)(D)	5.570	12-31-18	28,442,000	27,482,083
Diversified financial services 0.2%

ILFC E-Capital Trust I (1.550% + highest of 3 month LIBOR, 10 Year CMT, and 30 Year CMT) (A)(C)	4.780	12-21-65	17,215,000	14,516,893
Term loans (E) 13.0%				$843,464,238
(Cost $861,349,475)
Communication services 2.6%				171,202,692
Diversified telecommunication services 0.6%
CenturyLink, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%)	5.095	01-31-25	10,163,200	9,864,707
Sable International Finance, Ltd., Term Loan B4 (1 month LIBOR + 3.250%)	5.595	01-30-26	18,290,000	18,180,260
West Corp., 2017 Term Loan (1 and 3 month LIBOR + 4.000%)	6.526	10-10-24	10,039,339	9,637,766
Entertainment 0.2%
Metro-Goldwyn-Mayer, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 4.500%)	6.850	07-03-26	13,560,000	13,356,600
Interactive media and services 0.1%
Uber Technologies, Inc., 2018 Term Loan (1 month LIBOR + 4.000%)	6.315	04-04-25	9,295,125	9,178,936
Media 1.3%
Cengage Learning, Inc., 2016 Term Loan B (1 month LIBOR + 4.250%)	6.556	06-07-23	16,905,000	15,069,624
Charter Communications Operating LLC, 2017 Term Loan B (1 month LIBOR + 2.000%)	4.350	04-30-25	21,684,440	21,437,888
Cinemark USA, Inc., 2018 Term Loan B (1 month LIBOR + 1.750%)	4.100	03-29-25	11,064,009	10,967,198
Houghton Mifflin Harcourt Publishers, Inc., 2015 Term Loan B (1 month LIBOR + 3.000%)	5.349	05-31-21	17,150,683	15,795,779
Meredith Corp., 2018 Term Loan B (1 month LIBOR + 2.750%)	5.095	01-31-25	9,477,771	9,421,947
Virgin Media Bristol LLC, USD Term Loan K (1 month LIBOR + 2.500%)	4.807	01-15-26	14,145,000	13,954,891
Wireless telecommunication services 0.4%
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 2.000%)	4.350	04-11-25	16,749,340	16,547,845
Sprint Communications, Inc., 1st Lien Term Loan B (1 month LIBOR + 2.500%)	4.875	02-02-24	7,899,849	7,789,251
Consumer discretionary 2.2%				145,573,297
Auto components 0.6%
American Axle & Manufacturing, Inc., Term Loan B (1 and 3 month LIBOR + 2.250%)	4.639	04-06-24	12,202,125	11,663,157
American Tire Distributors, Inc., 2015 Term Loan (F)	0.000	09-01-21	25,199,940	21,597,609
American Tire Distributors, Inc., FILO DIP Term Loan (3 month LIBOR + 8.750%)	11.250	10-05-19	3,453,321	3,436,055
Diversified consumer services 0.1%
The ServiceMaster Company LLC, 2016 Term Loan B (1 month LIBOR + 2.500%)	4.845	11-08-23	8,940,049	8,913,944
Hotels, restaurants and leisure 1.2%
Four Seasons Hotels, Ltd., New 1st Lien Term Loan (1 month LIBOR + 2.000%)	4.345	11-30-23	21,149,945	20,889,377
Hilton Worldwide Finance LLC, Term Loan B2 (1 month LIBOR + 1.750%)	4.065	10-25-23	16,335,669	16,165,451
Marriott Ownership Resorts, Inc., 2018 Term Loan B (1 month LIBOR + 2.250%)	4.595	08-29-25	14,805,000	14,740,302
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
New Red Finance, Inc., Term Loan B3 (1 month LIBOR + 2.250%)	4.595	02-16-24	19,522,731	$19,117,634
Wyndham Hotels & Resorts, Inc., Term Loan B (1 month LIBOR + 1.750%)	4.095	05-30-25	8,445,000	8,354,216
Multiline retail 0.3%
Neiman Marcus Group, Ltd. LLC, 2020 Term Loan (1 month LIBOR + 3.250%)	5.568	10-25-20	23,917,751	20,695,552
Consumer staples 1.0%				67,071,496
Food and staples retailing 0.2%
Aramark Services, Inc., 2018 Term Loan B2 (1 month LIBOR + 1.750%)	4.095	03-28-24	8,460,584	8,397,130
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	4.095	03-11-25	4,929,121	4,890,625
Food products 0.2%
US Foods, Inc., 2016 Term Loan B (1 month LIBOR + 2.000%)	4.345	06-27-23	15,354,942	15,160,549
Household products 0.3%
Energizer Holdings, Inc. (G)	TBD	06-20-25	17,540,000	17,101,500
Personal products 0.3%
Revlon Consumer Products Corp., 2016 Term Loan B (3 month LIBOR + 3.500%)	6.206	09-07-23	29,248,185	21,521,692
Energy 0.6%				36,889,126
Oil, gas and consumable fuels 0.6%
Energy Transfer LP, USD 2017 Term Loan B (1 month LIBOR + 2.000%)	4.345	02-02-24	18,055,000	17,953,531
Grizzly Finco, 2018 Term Loan B (3 month LIBOR + 3.250%)	5.646	10-01-25	19,185,000	18,935,595
Financials 0.8%				51,730,870
Capital markets 0.3%
GGP Nimbus LP, 1st Lien Term Loan B (1 month LIBOR + 2.500%)	4.849	08-27-25	20,885,000	20,198,719
Diversified financial services 0.3%
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.750%)	6.095	10-01-25	21,280,000	20,706,291
Insurance 0.2%
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%)	5.386	05-16-24	11,117,700	10,825,860
Health care 0.7%				44,107,890
Biotechnology 0.3%
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan (1 week LIBOR + 2.250%)	4.475	01-31-25	17,291,675	17,140,373
Health care providers and services 0.4%
Catalent Pharma Solutions, Inc., USD Term Loan B (1 month LIBOR + 2.250%)	4.595	05-20-24	948,953	941,494
Gentiva Health Services, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.125	07-02-25	13,859,118	13,824,470
HCA, Inc., Term Loan B11 (1 month LIBOR + 1.750%)	4.095	03-18-23	12,274,464	12,201,553
Industrials 1.6%				101,378,637
Aerospace and defense 0.9%
Space Exploration Technologies Corp. (G)	TBD	11-21-25	13,600,000	13,498,000
StandardAero Aviation Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.090	07-07-22	4,270,969	4,255,722
TransDigm, Inc., 2018 Term Loan F (1 month LIBOR + 2.500%)	4.845	06-09-23	18,064,612	17,590,415
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	6.280	04-30-25	19,840,000	19,666,400
Air freight and logistics 0.2%
XPO Logistics, Inc., 2018 Term Loan B (3 month LIBOR + 2.000%)	4.509	02-24-25	14,030,000	13,876,091
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	11

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Airlines 0.3%
American Airlines, Inc., Term Loan B (1 month LIBOR + 2.000%)	4.349	04-28-23		13,846,311	$13,552,077
United Airlines, Inc., 2018 Term Loan B (1 month LIBOR + 1.750%)	4.095	04-01-24		4,772,325	4,727,608
Construction and engineering 0.2%
AECOM, Term Loan B (1 month LIBOR + 1.750%)	4.095	03-13-25		14,404,333	14,212,324
Information technology 2.4%					158,103,904
Electronic equipment, instruments and components 0.3%
Dell International LLC, 2017 Term Loan B (1 month LIBOR + 2.000%)	4.350	09-07-23		15,177,845	14,980,988
Zebra Technologies Corp., 2018 Term Loan B (3 month LIBOR + 1.750%)	4.095	10-27-21		5,716,573	5,693,535
IT services 0.8%
Altran Technologies SA, EUR 1st Lien Term Loan (3 month EURIBOR + 2.750%)	2.750	03-20-25	EUR	5,429,628	6,131,516
First Data Corp., 2017 USD Term Loan (1 month LIBOR + 2.000%)	4.315	07-08-22		20,799,930	20,485,435
Project Deep Blue Holdings LLC, 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.553	02-12-25		9,850,500	9,735,545
Vantiv LLC, 2018 1st Lien Term Loan B4 (1 month LIBOR + 1.750%)	4.057	08-09-24		18,440,430	18,259,345
Semiconductors and semiconductor equipment 0.4%
Microchip Technology, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.350	05-29-25		11,471,468	11,338,858
Micron Technology, Inc., Term Loan (1 month LIBOR + 1.750%)	4.100	04-26-22		13,936,355	13,866,673
Software 0.9%
Avaya, Inc., 2018 Term Loan B (1 and 2 month LIBOR + 4.250%)	6.608	12-15-24		13,130,775	12,940,379
RP Crown Parent LLC, 2016 Term Loan B (1 month LIBOR + 2.750%)	5.095	10-12-23		20,694,370	20,293,520
SS&C European Holdings Sarl, 2018 Term Loan B4 (1 month LIBOR + 2.250%)	4.595	04-16-25		3,340,889	3,257,968
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 2.250%)	4.595	04-16-25		8,764,098	8,546,573
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month LIBOR + 2.250%)	4.595	04-16-25		12,925,000	12,573,569
Materials 0.8%					51,538,951
Containers and packaging 0.8%
Berry Global, Inc., 2018 Term Loan S (1 month LIBOR + 1.750%)	4.068	02-08-20		10,732,151	10,656,167
Berry Global, Inc., Term Loan Q (1 month LIBOR + 2.000%)	4.318	10-01-22		6,828,295	6,742,941
Berry Global, Inc., Term Loan R (1 month LIBOR + 2.000%)	4.318	01-19-24		15,097,741	14,921,550
BWAY Holding Company, 2017 Term Loan B (3 month LIBOR + 3.250%)	5.658	04-03-24		12,937,247	12,562,973
CROWN Americas LLC, 2018 Term Loan B (1 month LIBOR + 2.000%)	4.315	04-03-25		2,985,116	2,977,176
Crown European Holdings SA, 2018 EUR Term Loan (1 month EURIBOR + 2.375%)	2.375	04-03-25	EUR	3,251,850	3,678,144
Real estate 0.3%					15,867,375
Real estate management and development 0.3%

Dawn Acquisition LLC (G)	TBD	10-25-25		16,150,000	15,867,375
Collateralized mortgage obligations 5.0%					$324,114,707
(Cost $331,876,379)
Commercial and residential 4.8%					311,633,642
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1 (H)	4.223	04-25-35		1,405,654	1,421,027
Alternative Loan Trust Series 2004-J5, Class M1 (1 month LIBOR + 0.900%) (C)	3.215	08-25-34		9,232,365	9,015,826
Americold LLC Series 2010-ARTA, Class D (A)	7.443	01-14-29		5,435,000	5,777,684
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Arroyo Mortgage Trust Series 2018-1, Class A1 (A)(H)	3.763	04-25-48	15,217,512	$15,150,722
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(C)	4.744	03-15-37	10,580,000	10,550,094
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10, Class 12A3 (H)	4.082	01-25-35	1,231,435	1,234,828
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (1 month LIBOR + 0.700%) (C)	3.015	01-25-35	625,404	623,650
Series 2004-13, Class A1 (1 month LIBOR + 0.740%) (C)	3.055	11-25-34	612,813	609,575
Series 2004-8, Class 1A (1 month LIBOR + 0.700%) (C)	3.015	09-25-34	622,061	618,073
BHMS Mortgage Trust
Series 2018-ATLS, Class C (1 month LIBOR + 1.900%) (A)(C)	4.207	07-15-35	8,770,000	8,747,984
Series 2018-ATLS, Class D (1 month LIBOR + 2.250%) (A)(C)	4.557	07-15-35	5,245,000	5,231,832
BX Commercial Mortgage Trust Series 2018-BIOA, Class E (1 month LIBOR + 1.951%) (A)(C)	4.258	03-15-37	13,569,000	13,547,667
BXP Trust
Series 2017-CC, Class C (A)(H)	3.670	08-13-37	6,835,000	6,408,947
Series 2017-GM, Class D (A)(H)	3.539	06-13-39	14,495,000	13,447,907
CGDBB Commercial Mortgage Trust Series 2017-BIO, Class D (1 month LIBOR + 1.600%) (A)(C)	3.907	07-15-32	2,330,000	2,321,965
Chase Mortgage Finance Trust Series 2007-A1, Class 2A1 (H)	4.453	02-25-37	1,091,264	1,116,900
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (A)(C)	3.418	06-11-32	8,070,000	8,049,685
Cold Storage Trust Series 2017-E3, Class C (1 month LIBOR + 1.350%) (A)(C)	3.657	04-15-36	9,365,000	9,383,932
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank AG) Series 2013-WWP, Class D (A)	3.898	03-10-31	2,710,000	2,775,407
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (A)(C)	4.565	02-13-32	11,010,000	11,020,345
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley) Series 2014-PAT, Class E (1 month LIBOR + 3.150%) (A)(C)	5.465	08-13-27	3,230,000	3,260,701
Core Industrial Trust Series 2015-CALW, Class F (A)(H)	3.979	02-10-34	6,270,000	6,185,645
Credit Suisse Commercial Mortgage Trust Series 2015-GLPB, Class A (A)	3.639	11-15-34	11,100,000	11,150,012
DBGS Mortgage Trust Series 2018-BIOD, Class B (1 month LIBOR + 0.888%) (A)(C)	3.194	05-15-35	9,012,114	8,981,595
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	0.810	09-19-44	11,194,398	378,818
Series 2005-AR2, Class X2 IO	1.194	03-19-45	22,668,918	624,740
GAHR Commercial Mortgage Trust Series 2015-NRF, Class EFX (A)(H)	3.495	12-15-34	7,160,000	7,068,318
GRACE Mortgage Trust Series 2014-GRCE, Class F (A)(H)	3.710	06-10-28	5,350,000	5,255,979
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (H)	5.856	07-10-38	1,574,695	1,574,270
GS Mortgage Securities Corp. Trust
Series 2018-CHLL, Class F (1 month LIBOR + 3.300%) (A)(C)	4.888	02-15-37	4,020,000	4,007,846
Series 2018-TWR, Class A (1 month LIBOR + 0.900%) (A)(C)	3.207	07-15-31	8,430,000	8,423,908
GSR Mortgage Loan Trust Series 2004-5, Class 2A1 (H)	4.276	05-25-34	2,592,629	2,605,570
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6 (H)	3.864	06-19-34	1,576,405	1,577,319
Series 2004-7, Class 4A (H)	4.592	11-19-34	2,123,581	2,163,113
Series 2005-2, Class X IO	0.959	05-19-35	5,731,685	206,125
Series 2005-9, Class 2A1A (1 month LIBOR + 0.340%) (C)	2.641	06-20-35	2,275,936	2,240,052
Series 2005-9, Class 2A1C (1 month LIBOR + 0.450%) (C)	2.751	06-20-35	1,568,193	1,570,199
Series 2007-3, Class ES IO (A)	0.350	05-19-47	6,915,335	75,515
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2007-4, Class ES IO	0.350	07-19-47	7,140,704	$107,400
Series 2007-6, Class ES IO (A)	0.353	08-19-37	6,008,139	106,368
IMT Trust Series 2017-A3, Class EFL (1 month LIBOR + 2.150%) (A)(C)	4.457	06-15-34	3,820,000	3,812,810
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.054	10-25-36	13,677,599	464,949
Series 2005-AR18, Class 2X IO	0.665	10-25-36	11,087,015	45,385
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A (A)(H)	2.949	10-06-38	570,000	531,726
Series 2018-AON, Class D (A)(H)	4.767	07-05-31	3,635,000	3,713,555
Series 2018-PHH, Class C (1 month LIBOR + 1.360%) (A)(C)	3.667	06-15-35	3,580,000	3,569,857
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (H)	4.139	12-25-34	787,456	786,365
Series 2005-A2, Class A2 (H)	3.536	02-25-35	1,751,031	1,809,535
Series 2005-A8, Class A2A (1 month LIBOR + 0.270%) (C)	2.585	08-25-36	8,326,196	8,210,950
Series 2006-3, Class 2A1 (H)	4.341	10-25-36	1,017,408	1,004,447
Series 2007-1, Class 2A1 (H)	4.407	01-25-37	3,205,190	3,269,653
Morgan Stanley Capital I Trust
Series 2014-150E, Class F (A)(H)	4.438	09-09-32	6,185,000	5,907,624
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (A)(C)	3.707	11-15-34	4,655,000	4,646,297
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (H)	4.356	10-25-34	664,743	673,523
Series 2004-9, Class 1A (H)	5.368	11-25-34	1,646,970	1,722,909
MSCG Trust Series 2016-SNR, Class D (A)	6.550	11-15-34	3,438,250	3,408,101
MSDB Trust Series 2017-712F, Class B (A)(H)	3.568	07-11-39	12,485,000	11,849,030
Olympic Tower Mortgage Trust Series 2017-OT, Class A (A)	3.566	05-10-39	7,045,000	6,856,951
One Market Plaza Trust Series 2017-1MKT, Class D (A)	4.145	02-10-32	2,905,000	2,830,599
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (1 month LIBOR + 0.310%) (C)	2.625	11-25-35	946,511	934,686
Queens Center Mortgage Trust Series 2013-QCA, Class D (A)(H)	3.590	01-11-37	4,830,000	4,572,102
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (A)(H)	4.534	01-05-43	5,655,000	4,540,872
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (H)	4.332	12-25-33	1,280,023	1,266,062
Thornburg Mortgage Securities Trust Series 2007-4, Class 1A1 (H)	4.251	09-25-37	3,327,040	3,344,827
Verus Securitization Trust Series 2018-1, Class A1 (A)(H)	2.929	02-25-48	6,041,915	5,951,183
VNDO Trust Series 2016-350P, Class D (A)(H)	4.033	01-10-35	9,985,000	9,532,278
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1 (H)	3.516	01-25-35	2,208,931	2,254,793
Series 2005-AR2, Class 2A1B (1 month LIBOR + 0.370%) (C)	2.685	01-25-45	2,989,646	2,978,189
Series 2005-AR2, Class 2A2B (1 month LIBOR + 0.380%) (C)	2.695	01-25-45	2,077,216	2,071,133
Series 2005-AR3, Class A2 (H)	3.666	03-25-35	2,117,528	2,134,668
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.840%) (C)	3.155	07-25-45	2,194,484	2,196,408
Series 2005-AR8, Class 2AB3 (1 month LIBOR + 0.720%) (C)	3.035	07-25-45	1,996,569	1,990,594
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (H)	4.879	12-25-34	812,320	826,358
Worldwide Plaza Trust Series 2017-WWP, Class D (A)(H)	3.715	11-10-36	7,935,000	7,307,680
U.S. Government Agency 0.2%				12,481,065
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (1 month LIBOR + 1.650%) (C)	3.965	04-25-24	1,351,431	1,362,716
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2015-DNA1, Class M2 (1 month LIBOR + 1.850%) (C)	4.165	10-25-27	3,053,762	$3,096,566
Series 2015-DNA1, Class M3 (1 month LIBOR + 3.300%) (C)	5.615	10-25-27	2,700,000	2,965,867
Series 2016-A3, Class M1 (1 month LIBOR + 0.800%) (C)	3.115	03-25-29	835,687	835,929
Series 292, Class IO	3.500	11-15-27	3,833,272	399,313
Series 296, Class IO	3.000	12-15-27	2,858,648	267,879
Series 304, Class C42 IO	4.000	12-15-27	5,081,693	476,471
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11-25-37	5,207,070	555,113
Series 2013-39, Class KI IO	4.000	05-25-28	7,590,257	746,482
Series 402, Class 3 IO	4.000	11-25-39	389,181	83,412
Series 402, Class 7 IO	4.500	11-25-39	802,785	172,078
Series 406, Class 3 IO	4.000	01-25-41	2,224,434	488,122
Series 407, Class 4 IO	4.500	03-25-41	3,193,770	760,478

Series 407, Class 8 IO	5.000	03-25-41	1,144,184	270,639
Asset backed securities 4.3%				$277,945,159
(Cost $277,003,229)
Asset backed securities 4.3%				277,945,159
Aames Mortgage Investment Trust Series 2005-4, Class M2 (1 month LIBOR + 0.735%) (C)	3.050	10-25-35	3,953,484	3,957,219
Accredited Mortgage Loan Trust Series 2005-2ACCR, Class M2 (1 month LIBOR + 0.660%) (C)	2.975	07-25-35	895,090	895,707
Aegis Asset Backed Securities Trust Series 2005-2, Class M2 (1 month LIBOR + 0.440%) (C)	2.755	06-25-35	1,957,726	1,936,647
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (A)(C)	2.555	07-25-36	4,694,542	4,670,351
Coinstar Funding LLC Series 2017-1A, Class A2 (A)	5.216	04-25-47	19,473,450	19,610,596
DB Master Finance LLC
Series 2015-1A, Class A2II (A)	3.980	02-20-45	22,209,687	22,291,196
Series 2017-1A, Class A2I (A)	3.629	11-20-47	6,237,000	6,066,044
Discover Card Execution Note Trust Series 2016-A4, Class A4	1.390	03-15-22	30,000	29,609
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	14,157,000	14,365,249
Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) (A)(C)	3.740	07-25-47	14,348,375	14,337,470
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	5,859,770	6,018,980
First Franklin Mortgage Loan Trust Series 2005-FF7, Class M2 (1 month LIBOR + 0.470%) (C)	2.785	07-25-35	1,289,241	1,290,319
FOCUS Brands Funding LLC Series 2017-1A, Class A2II (A)	5.093	04-30-47	8,397,125	8,342,712
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) (C)	2.685	10-25-35	4,336,225	4,276,189
Home Equity Asset Trust Series 2003-1, Class M1 (1 month LIBOR + 1.500%) (C)	3.815	06-25-33	971,569	989,003
Home Partners of America Trust Series 2018-1, Class D (1 month LIBOR + 1.450%) (A)(C)	3.753	07-17-37	7,715,000	7,647,967
METAL LLC Series 2017-1, Class A (A)	4.581	10-15-42	8,186,182	8,144,338
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (A)(H)	3.500	08-25-58	24,959,102	24,691,151
MVW Owner Trust Series 2018-1A, Class A (A)	3.450	01-21-36	9,009,132	8,995,038
NextGear Floorplan Master Owner Trust Series 2018-2A, Class A2 (A)	3.690	10-16-23	11,700,000	11,775,257
Option One Mortgage Loan Trust Series 2005-2, Class M1 (1 month LIBOR + 0.660%) (C)	2.975	05-25-35	4,592,567	4,580,264
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	15

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Saxon Asset Securities Trust Series 2006-2, Class A3C (1 month LIBOR + 0.150%) (C)	2.465	09-25-36	5,119,838	$5,090,944
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (1 month LIBOR + 0.720%) (A)(C)	3.035	02-25-35	32,452	32,497
Series 2005-2, Class M2 (1 month LIBOR + 0.735%) (C)	3.050	03-25-35	6,096,689	6,082,574
Taco Bell Funding LLC Series 2016-1A, Class A23 (A)	4.970	05-25-46	19,739,400	20,128,266
Textainer Marine Containers VII, Ltd. Series 2018-1A, Class A (A)	4.110	07-20-43	11,648,560	11,505,071
Towd Point Mortgage Trust
Series 2015-6, Class M2 (A)(H)	3.750	04-25-55	8,070,000	7,745,464
Series 2018-3, Class A1 (A)(H)	3.750	05-25-58	9,299,335	9,273,998
Series 2018-4, Class A1 (A)(H)	3.000	06-25-58	7,892,913	7,598,302
Verizon Owner Trust Series 2017-1A, Class A (A)	2.060	09-20-21	7,823,000	7,755,556
Wendy's Funding LLC
Series 2015-1A, Class A2II (A)	4.080	06-15-45	21,241,060	21,273,134
Series 2018-1A, Class A2I (A)	3.573	03-15-48	6,758,925	6,548,047

	Shares	Value
Common stocks 3.5%		$228,475,288
(Cost $240,149,089)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (I)(J)	110,794	0
Consumer discretionary 0.1%		5,745,049
Household durables 0.1%
Lennar Corp., A Shares	134,450	5,745,049
Financials 3.3%		212,071,440
Banks 3.1%
Ameris Bancorp	222,731	9,539,569
BankUnited, Inc.	248,604	8,586,782
BOK Financial Corp.	157,986	13,318,220
Citigroup, Inc.	206,820	13,399,868
Citizens Financial Group, Inc.	190,315	6,919,853
Columbia Banking System, Inc.	557,882	22,694,640
Comerica, Inc.	190,049	15,048,080
Cullen/Frost Bankers, Inc. (B)	32,262	3,236,524
German American Bancorp, Inc.	97,243	3,067,044
JPMorgan Chase & Co.	243,990	27,129,248
KeyCorp	536,321	9,836,127
M&T Bank Corp.	91,691	15,496,696
Pinnacle Financial Partners, Inc.	56,193	3,222,669
Renasant Corp.	317,305	11,597,498
Stock Yards Bancorp, Inc.	94,204	2,953,295
The PNC Financial Services Group, Inc.	54,420	7,389,148
U.S. Bancorp	311,606	16,970,063
Washington Trust Bancorp, Inc.	128,640	6,766,464
Zions Bancorp NA	67,974	3,307,615
Consumer finance 0.2%
Capital One Financial Corp.	129,260	11,592,037
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials 0.0%		$2,867,059
Construction and engineering 0.0%
HC2 Holdings, Inc. (B)(J)	907,297	2,867,059
Information technology 0.0%		8,252
Software 0.0%
Avaya Holdings Corp. (J)	530	8,252
Real estate 0.1%		7,783,488
Equity real estate investment trusts 0.1%

STORE Capital Corp.	259,796	7,783,488
Preferred securities 4.7%		$301,416,816
(Cost $300,571,355)
Energy 0.3%		20,549,575
Oil, gas and consumable fuels 0.3%
Hess Corp., 8.000%	342,550	20,549,575
Financials 2.4%		153,125,831
Banks 2.2%
First Republic Bank, 5.125% (B)	340,100	7,587,631
First Republic Bank, 5.500%	224,961	5,174,103
First Tennessee Bank NA (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(C)	22,722	17,498,303
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.401% (C)	1,315	33,533
IBERIABANK Corp. (6.600% to 5-1-26, then 3 month LIBOR + 4.920%)	108,143	2,772,787
M&T Bank Corp., Series A, 6.375%	14,520	14,520,000
People's United Financial, Inc. (5.625% to 12-15-26, then 3 month LIBOR + 4.020%)	470,825	11,280,967
SunTrust Banks, Inc. (Greater of 3 month LIBOR + 0.530% or 4.000%), 4.000% (C)	309,575	6,222,458
U.S. Bancorp, 5.500% (B)	546,850	13,310,329
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	429,175	11,308,761
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (C)	28,325	25,492,500
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	272,325	6,508,568
Valley National Bancorp (6.250% to 6-30-25, then 3 month LIBOR + 3.850%)	248,942	6,206,124
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	5,665,041
Zions Bancorp NA (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	189,290	5,300,120
Capital markets 0.2%
Stifel Financial Corp., 5.200%	677,025	14,244,606
Health care 0.4%		22,039,381
Health care equipment and supplies 0.4%
Becton, Dickinson and Company, 6.125%	348,890	22,039,381
Industrials 0.4%		25,495,684
Machinery 0.4%
Fortive Corp., 5.000%	22,175	21,770,306
Stanley Black & Decker, Inc., 5.375%	38,215	3,725,378
Real estate 0.2%		14,220,320
Equity real estate investment trusts 0.2%
Crown Castle International Corp., 6.875%	13,140	14,220,320
Utilities 1.0%		65,986,025
Electric utilities 0.3%
NextEra Energy, Inc., 6.123%	340,470	20,223,918
Gas utilities 0.1%
South Jersey Industries, Inc., 7.250%	128,700	6,573,996
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	17

	Shares	Value
Utilities (continued)
Multi-utilities 0.6%
CenterPoint Energy, Inc., 7.000%	407,150	$20,438,930
Dominion Energy, Inc., 6.750%	386,980	18,749,181

	Contracts/ Notional amount	Value
Purchased options 0.0%		$1,237,550
(Cost $39,010,539)
Calls 0.0%		306,157
Over the Counter Option on the EUR vs. USD (Expiration Date: 1-11-19; Strike Price: EUR 1.28; Counterparty: Citibank N.A.) (J)(K)	348,670,000	395
Over the Counter Option on the EUR vs. USD (Expiration Date: 12-31-18; Strike Price: EUR 1.28; Counterparty: U.S. Bank N.A.) (J)(K)	178,095,000	202
Over the Counter Option on the EUR vs. USD (Expiration Date: 1-23-19; Strike Price: EUR 1.28; Counterparty: Citibank N.A.) (J)(K)	174,210,000	197
Over the Counter Option on the EUR vs. USD (Expiration Date: 1-25-19; Strike Price: EUR 1.34; Counterparty: Goldman Sachs International) (J)(K)	173,940,000	197
Over the Counter Option on the EUR vs. USD (Expiration Date: 2-1-19; Strike Price: EUR 1.36; Counterparty: Goldman Sachs International) (J)(K)	217,085,760	246
Over the Counter Option on the GBP vs. USD (Expiration Date: 1-18-19; Strike Price: GBP 1.38; Counterparty: Goldman Sachs Bank USA) (J)(K)	215,580,000	304,920
Puts 0.0%		931,393
Over the Counter Option on the AUD vs. JPY (Expiration Date: 6-6-19; Strike Price: AUD 74.50; Counterparty: Citibank N.A.) (J)(K)	103,700,000	582,555
Over the Counter Option on the USD vs. CAD (Expiration Date: 2-13-19; Strike Price: $1.19; Counterparty: Goldman Sachs International) (J)(K)	434,265,000	2,172
Over the Counter Option on the USD vs. CAD (Expiration Date: 3-20-19; Strike Price: $1.23; Counterparty: U.S. Bank N.A.) (J)(K)	260,563,230	120,380
Over the Counter Option on the USD vs. CAD (Expiration Date: 3-6-19; Strike Price: $1.22; Counterparty: Australia and New Zealand Banking Group) (J)(K)	260,435,000	33,596
Over the Counter Option on the USD vs. CAD (Expiration Date: 5-24-19; Strike Price: $1.23; Counterparty: Citigroup Global Markets, Ltd.) (J)(K)	129,845,000	192,690

	Yield (%)	Shares	Value
Securities lending collateral 0.8%			$52,363,944
(Cost $52,367,017)
John Hancock Collateral Trust (L)	2.3749(M)	5,235,033	52,363,944

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.3%				$151,583,000
(Cost $151,578,910)
U.S. Government Agency 0.5%				36,462,000
Federal Agricultural Mortgage Corp. Discount Note	2.050	12-03-18	8,874,000	8,874,000
Federal Home Loan Bank Discount Note	2.050	12-03-18	27,588,000	27,588,000

	Par value^	Value
Repurchase agreement 1.8%		115,121,000
Barclays Tri-Party Repurchase Agreement dated 11-30-18 at 2.260% to be repurchased at $107,988,334 on 12-3-18, collateralized by $112,439,700 U.S. Treasury Inflation Indexed Notes, 0.125% - 0.750% due 4-15-20 to 7-15-28 (valued at $110,148,153, including interest)	107,968,000	107,968,000
Repurchase Agreement with State Street Corp. dated 11-30-18 at 1.050% to be repurchased at $7,153,626 on 12-3-18, collateralized by $7,445,000 U.S. Treasury Notes, 2.125% due 12-31-22 (valued at $7,298,795, including interest)	7,153,000	7,153,000

18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total investments (Cost $6,861,755,708) 99.9%	$6,485,406,904
Other assets and liabilities, net 0.1%	4,133,923
Total net assets 100.0%	$6,489,540,827

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,941,331,403 or 29.9% of the fund's net assets as of 11-30-18.
(B)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $50,989,436.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	Non-income producing - Issuer is in default.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	Non-income producing security.
(K)	For this type of option, notional amounts are equivalent to number of contracts.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(M)	The rate shown is the annualized seven-day yield as of 11-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 11-30-18:
United States	63.1%
Mexico	5.0%
Indonesia	4.0%
Supranational	3.8%
Canada	2.6%
Ireland	2.1%
Brazil	2.0%
Malaysia	1.5%
Netherlands	1.5%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	19

Philippines	1.4%
Other countries	13.0%
TOTAL	100.0%
20	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	2,193	Long	Mar 2019	$462,448,406	$462,688,737	$240,331
10-Year U.S. Treasury Note Futures	299	Short	Mar 2019	(35,580,246)	(35,716,484)	(136,238)
10-Year Ultra U.S. Treasury Note Futures	912	Short	Mar 2019	(114,795,702)	(115,368,000)	(572,298)
German Euro BUND Futures	2,750	Short	Dec 2018	(495,486,194)	(502,918,554)	(7,432,360)
						$(7,900,565)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	39,315,000	NZD	41,949,498	HSBC Bank USA	2/13/2019	—	$(99,893)
AUD	78,625,000	NZD	83,963,559	Royal Bank of Canada	2/13/2019	—	(247,879)
AUD	132,594,635	USD	95,497,260	Australia and New Zealand Banking Group	2/13/2019	$1,534,510	—
AUD	61,960,439	USD	45,082,679	Citibank N.A.	2/13/2019	259,511	—
AUD	22,404,291	USD	16,252,230	JPMorgan Chase Bank N.A.	2/13/2019	143,064	—
AUD	44,700,985	USD	32,461,369	UBS AG	2/13/2019	250,481	—
BRL	221,919,645	USD	55,135,073	Citibank N.A.	2/13/2019	2,012,696	—
BRL	44,128,682	USD	10,449,605	State Street Bank and Trust Company	2/13/2019	914,219	—
CAD	37,513,555	AUD	39,565,000	Royal Bank of Canada	2/13/2019	—	(670,607)
CAD	208,311,966	GBP	122,365,499	HSBC Bank USA	2/13/2019	518,791	—
CAD	73,360,401	GBP	42,909,501	State Street Bank and Trust Company	2/13/2019	417,405	—
CAD	101,951,882	USD	79,880,000	Bank of Nova Scotia	2/13/2019	—	(3,014,949)
CAD	322,585,769	USD	246,375,000	Canadian Imperial Bank of Commerce	2/13/2019	—	(3,166,429)
CAD	52,872,096	USD	40,757,500	Citibank N.A.	2/13/2019	—	(895,397)
CAD	559,687,213	USD	427,206,790	Goldman Sachs Bank USA	2/13/2019	—	(5,239,237)
CAD	5,569,664	USD	4,233,631	JPMorgan Chase Bank N.A.	2/13/2019	—	(34,469)
CAD	496,112,940	USD	382,475,000	Morgan Stanley Capital Services, Inc.	2/13/2019	—	(8,438,291)
CAD	742,892,142	USD	571,903,000	Royal Bank of Canada	2/13/2019	—	(11,810,913)
CAD	373,878,704	USD	286,735,000	State Street Bank and Trust Company	2/13/2019	—	(4,854,910)
CAD	163,873,023	USD	125,820,000	Toronto Dominion Bank	2/13/2019	—	(2,270,459)
CNY	149,401,892	USD	21,410,000	Citibank N.A.	2/13/2019	29,913	—
DKK	122,500,000	USD	19,251,465	UBS AG	2/13/2019	—	(539,693)
EUR	108,268,592	NOK	1,032,139,524	Citibank N.A.	2/13/2019	2,886,189	—
EUR	65,232,579	NOK	619,999,759	HSBC Bank USA	2/13/2019	1,957,423	—
EUR	40,665,000	NOK	385,164,993	JPMorgan Chase Bank N.A.	2/13/2019	1,375,897	—
EUR	7,715,690	NOK	73,335,400	State Street Bank and Trust Company	2/13/2019	231,288	—
EUR	6,132,870	NOK	58,250,251	UBS AG	2/13/2019	188,616	—
EUR	101,805,000	SEK	1,067,928,892	Citibank N.A.	2/13/2019	—	(2,080,196)
EUR	48,144,883	SEK	505,335,028	JPMorgan Chase Bank N.A.	2/13/2019	—	(1,016,687)
EUR	21,405,000	SEK	224,056,838	U.S. Bank	2/13/2019	—	(384,244)
EUR	20,515,000	SEK	215,311,490	UBS AG	2/13/2019	—	(431,379)
EUR	40,752,500	USD	47,605,848	Australia and New Zealand Banking Group	2/13/2019	—	(1,165,917)
EUR	40,880,000	USD	48,457,803	Bank of America, N.A.	2/13/2019	—	(1,872,578)
EUR	258,627,500	USD	305,920,320	Citibank N.A.	2/13/2019	—	(11,198,687)
EUR	289,345,625	USD	337,321,641	Goldman Sachs Bank USA	2/13/2019	—	(7,594,853)
EUR	61,231,667	USD	71,676,147	JPMorgan Chase Bank N.A.	2/13/2019	—	(1,898,970)
EUR	85,495,000	USD	100,861,207	Morgan Stanley Capital Services, Inc.	2/13/2019	—	(3,434,499)
EUR	81,270,000	USD	95,518,825	Standard Chartered Bank	2/13/2019	—	(2,906,759)
EUR	129,245,000	USD	154,416,368	U.S. Bank	2/13/2019	—	(7,133,897)
EUR	40,635,000	USD	47,752,627	UBS AG	2/13/2019	—	(1,446,594)
GBP	81,700,000	CAD	139,436,943	JPMorgan Chase Bank N.A.	2/13/2019	—	(612,449)
GBP	42,735,000	CAD	72,606,765	Morgan Stanley Capital Services, Inc.	2/13/2019	—	(72,442)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	21

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	40,840,000	CAD	69,269,337	Standard Chartered Bank	2/13/2019	$19,601	—
GBP	20,140,000	USD	26,736,454	Australia and New Zealand Banking Group	2/13/2019	—	$(972,566)
GBP	159,940,000	USD	209,577,675	Citibank N.A.	2/13/2019	—	(4,976,073)
GBP	102,105,000	USD	135,260,930	HSBC Bank USA	2/13/2019	—	(4,644,158)
GBP	19,720,000	USD	25,281,513	JPMorgan Chase Bank N.A.	2/13/2019	—	(54,906)
GBP	19,720,000	USD	25,318,508	Morgan Stanley Capital Services, Inc.	2/13/2019	—	(91,901)
GBP	81,725,000	USD	108,192,246	Standard Chartered Bank	2/13/2019	—	(3,646,379)
GBP	142,807,500	USD	188,752,137	State Street Bank and Trust Company	2/13/2019	—	(6,067,110)
GBP	30,161,431	USD	39,917,447	Toronto Dominion Bank	2/13/2019	—	(1,333,747)
JPY	4,754,125,850	USD	42,370,000	Citibank N.A.	2/13/2019	—	(216,618)
JPY	22,557,867,500	USD	203,000,000	Goldman Sachs Bank USA	2/13/2019	—	(2,986,279)
JPY	4,600,446,037	USD	40,785,000	HSBC Bank USA	2/13/2019	5,750	—
JPY	4,606,766,650	USD	40,730,000	Standard Chartered Bank	2/13/2019	116,793	—
JPY	8,886,747,127	USD	79,175,000	State Street Bank and Trust Company	2/13/2019	—	(378,928)
MXN	533,339,262	USD	26,939,182	Citibank N.A.	2/13/2019	—	(1,020,913)
MXN	1,132,022,693	USD	57,449,085	Goldman Sachs Bank USA	2/13/2019	—	(2,437,069)
MXN	381,552,517	USD	19,604,404	HSBC Bank USA	2/13/2019	—	(1,062,396)
MXN	481,756,202	USD	24,605,743	JPMorgan Chase Bank N.A.	2/13/2019	—	(1,194,216)
MXN	1,608,970,246	USD	82,350,026	State Street Bank and Trust Company	2/13/2019	—	(4,160,165)
NOK	988,810,014	EUR	102,082,500	Citibank N.A.	2/13/2019	—	(895,065)
NOK	386,495,165	EUR	40,665,000	Goldman Sachs Bank USA	2/13/2019	—	(1,220,610)
NOK	190,419,366	EUR	19,535,000	UBS AG	2/13/2019	—	(31,673)
NOK	122,280,000	SEK	132,815,033	Citibank N.A.	2/13/2019	—	(411,861)
NOK	59,332,267	USD	7,065,170	Citibank N.A.	2/13/2019	—	(138,696)
NOK	26,949,548	USD	3,247,299	HSBC Bank USA	2/13/2019	—	(101,198)
NZD	162,561,900	USD	107,968,186	Australia and New Zealand Banking Group	2/13/2019	3,909,524	—
NZD	39,580,000	USD	26,961,975	Citibank N.A.	2/13/2019	277,617	—
NZD	22,075,914	USD	14,667,553	JPMorgan Chase Bank N.A.	2/13/2019	525,446	—
NZD	2,670,000	USD	1,800,389	State Street Bank and Trust Company	2/13/2019	37,148	—
NZD	43,465,565	USD	28,901,993	UBS AG	2/13/2019	1,011,707	—
SEK	2,020,990,294	EUR	191,868,487	Citibank N.A.	2/13/2019	4,838,340	—
SEK	132,832,764	NOK	122,280,000	U.S. Bank	2/13/2019	413,822	—
SGD	30,160,251	USD	21,989,935	Citibank N.A.	2/13/2019	28,917	—
SGD	2,540,000	USD	1,851,191	JPMorgan Chase Bank N.A.	2/13/2019	3,167	—
SGD	8,701,401	USD	6,356,492	Royal Bank of Canada	2/13/2019	—	(3,930)
SGD	1,525,000	USD	1,108,997	Standard Chartered Bank	2/13/2019	4,348	—
USD	178,329,096	AUD	247,647,960	Australia and New Zealand Banking Group	2/13/2019	—	(2,897,844)
USD	45,708,272	AUD	63,002,356	Goldman Sachs Bank USA	2/13/2019	—	(396,384)
USD	44,983,379	AUD	62,450,027	Morgan Stanley Capital Services, Inc.	2/13/2019	—	(717,088)
USD	80,011,599	BRL	327,127,801	Citibank N.A.	2/13/2019	—	(4,228,911)
USD	15,721,397	BRL	58,577,926	Goldman Sachs Bank USA	2/13/2019	636,668	—
USD	62,841,176	BRL	257,868,998	State Street Bank and Trust Company	2/13/2019	—	(3,564,112)
USD	84,025,000	CAD	108,257,810	Canadian Imperial Bank of Commerce	2/13/2019	2,405,692	—
USD	238,255,500	CAD	311,633,789	Citibank N.A.	2/13/2019	3,304,005	—
USD	88,588,000	CAD	114,974,564	HSBC Bank USA	2/13/2019	1,904,698	—
USD	399,260,570	CAD	517,718,172	JPMorgan Chase Bank N.A.	2/13/2019	8,934,930	—
USD	100,320,000	CAD	131,453,128	Morgan Stanley Capital Services, Inc.	2/13/2019	1,212,939	—
USD	591,545,000	CAD	769,474,656	Royal Bank of Canada	2/13/2019	11,411,436	—
USD	232,713,050	CAD	301,643,789	State Street Bank and Trust Company	2/13/2019	5,293,362	—
USD	465,095,000	CAD	602,973,842	Toronto Dominion Bank	2/13/2019	10,492,160	—
USD	21,555,463	CNY	149,401,892	Citibank N.A.	2/13/2019	115,550	—
USD	19,359,334	DKK	122,500,000	UBS AG	2/13/2019	647,558	—
USD	94,513,492	EUR	81,611,667	Australia and New Zealand Banking Group	2/13/2019	1,512,076	—
USD	194,118,467	EUR	165,010,000	Citibank N.A.	2/13/2019	6,079,621	—
22	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	97,142,198	EUR	81,720,000	Goldman Sachs Bank USA	2/13/2019	$4,017,330	—
USD	210,829,903	EUR	179,306,811	HSBC Bank USA	2/13/2019	6,498,978	—
USD	47,742,307	EUR	40,795,000	JPMorgan Chase Bank N.A.	2/13/2019	1,253,944	—
USD	382,164,967	EUR	325,672,457	Standard Chartered Bank	2/13/2019	11,041,562	—
USD	261,518,275	EUR	224,335,000	State Street Bank and Trust Company	2/13/2019	5,875,014	—
USD	51,119,055	EUR	43,360,000	U.S. Bank	2/13/2019	1,707,720	—
USD	174,876,620	GBP	132,690,000	Citibank N.A.	2/13/2019	5,134,300	—
USD	105,513,503	GBP	80,003,333	Goldman Sachs Bank USA	2/13/2019	3,170,060	—
USD	187,246,633	GBP	142,709,167	HSBC Bank USA	2/13/2019	4,687,398	—
USD	53,917,196	GBP	40,870,000	JPMorgan Chase Bank N.A.	2/13/2019	1,634,668	—
USD	25,423,876	GBP	19,720,000	Morgan Stanley Capital Services, Inc.	2/13/2019	197,269	—
USD	51,235,870	GBP	39,465,000	Royal Bank of Canada	2/13/2019	750,675	—
USD	26,790,609	GBP	20,315,000	Standard Chartered Bank	2/13/2019	802,854	—
USD	133,052,444	GBP	100,601,259	State Street Bank and Trust Company	2/13/2019	4,359,316	—
USD	283,372,500	JPY	31,515,953,445	Citibank N.A.	2/13/2019	3,930,167	—
USD	83,890,283	JPY	9,382,650,950	Goldman Sachs Bank USA	2/13/2019	697,182	—
USD	39,587,500	JPY	4,428,716,965	JPMorgan Chase Bank N.A.	2/13/2019	319,419	—
USD	22,090,000	JPY	2,471,727,415	State Street Bank and Trust Company	2/13/2019	173,948	—
USD	20,624,705	MXN	394,511,244	Citibank N.A.	2/13/2019	1,452,952	—
USD	62,367,389	MXN	1,234,035,201	Goldman Sachs Bank USA	2/13/2019	2,397,952	—
USD	142,675,019	MXN	2,839,184,599	JPMorgan Chase Bank N.A.	2/13/2019	4,701,400	—
USD	114,025,600	MXN	2,236,642,632	State Street Bank and Trust Company	2/13/2019	5,333,239	—
USD	287,135,623	NZD	429,439,433	Australia and New Zealand Banking Group	2/13/2019	—	$(8,411,492)
USD	27,507,219	NZD	40,152,568	Bank of Montreal	2/13/2019	—	(126,423)
USD	13,751,351	NZD	20,076,284	Canadian Imperial Bank of Commerce	2/13/2019	—	(65,470)
USD	32,496,851	NZD	47,730,105	Citibank N.A.	2/13/2019	—	(351,774)
USD	26,836,625	NZD	39,580,000	Goldman Sachs Bank USA	2/13/2019	—	(402,966)
USD	33,996,208	NZD	49,483,025	HSBC Bank USA	2/13/2019	—	(58,805)
USD	25,773,311	NZD	37,625,875	JPMorgan Chase Bank N.A.	2/13/2019	—	(121,421)
USD	40,163,782	NZD	59,199,500	UBS AG	2/13/2019	—	(578,264)
USD	962,130	SEK	8,358,046	Citibank N.A.	2/13/2019	37,885	—
USD	31,478,978	SGD	43,176,566	JPMorgan Chase Bank N.A.	2/13/2019	—	(42,590)
						$148,038,110	$(144,543,278)
WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Puts
U.S. Dollar versus Canadian Dollar	U.S. Bank N.A.	USD	1.20	Mar 2019	173,715,000	$2,087,707	$(12,334)
						$2,087,707	$(12,334)
* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	23

NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
24	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2018, by major security category or type:

	Total value at 11-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$1,285,609,336	—	$1,285,609,336	—
Corporate bonds	2,686,370,951	—	2,686,370,951	—
Convertible bonds	191,618,620	—	191,618,620	—
Capital preferred securities	141,207,295	—	141,207,295	—
Term loans	843,464,238	—	843,464,238	—
Collateralized mortgage obligations	324,114,707	—	324,114,707	—
Asset backed securities	277,945,159	—	277,945,159	—
Common stocks	228,475,288	$228,475,288	—	—
Preferred securities	301,416,816	244,202,509	57,214,307	—
Purchased options	1,237,550	—	1,237,550	—
Securities lending collateral	52,363,944	52,363,944	—	—
Short-term investments	151,583,000	—	151,583,000	—
Total investments in securities	$6,485,406,904	$525,041,741	$5,960,365,163	—
Derivatives:
Assets
Futures	$240,331	$240,331	—	—
Forward foreign currency contracts	148,038,110	—	$148,038,110	—
Liabilities

       25

	Total value at 11-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Futures	(8,140,896)	(8,140,896)	—	—
Forward foreign currency contracts	(144,543,278)	—	(144,543,278)	—
Written options	(12,334)	—	(12,334)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans).The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended November 30, 2018, the fund used futures contracts to manage duration of the fund and as a substitute for securities purchased.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

       26

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2018, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended November 30, 2018, the fund used purchased options to manage against anticipated currency exchange rate changes.

During the period ended November 30, 2018, the fund wrote option contracts to manage against anticipated currency exchange rate changes.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	7,934,847	9,000,312	(11,700,126)	5,235,033	—	—	($7,894)	($8,978)	$52,363,944

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       27

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	356Q1	11/18
This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.		1/19

John Hancock

U.S. Growth Fund

Quarterly portfolio holdings 11/30/18

Fund’s investments
As of 11-30-18 (unaudited)
	Shares	Value
Common stocks 99.6%		$257,064,461
(Cost $220,072,064)
Communication services 6.3%		16,237,508
Interactive media and services 6.3%
Alphabet, Inc., Class A (A)	14,633	16,237,508
Consumer discretionary 16.7%		43,055,558
Hotels, restaurants and leisure 1.2%
Domino's Pizza, Inc.	11,302	3,134,271
Internet and direct marketing retail 8.3%
Amazon.com, Inc. (A)	9,849	16,646,484
Booking Holdings, Inc. (A)	2,541	4,807,267
Specialty retail 5.3%
Ross Stores, Inc.	35,364	3,097,886
The Home Depot, Inc.	38,420	6,927,894
The TJX Companies, Inc.	75,612	3,693,646
Textiles, apparel and luxury goods 1.9%
NIKE, Inc., Class B	63,207	4,748,110
Consumer staples 1.3%		3,302,196
Food and staples retailing 1.3%
Sysco Corp.	48,994	3,302,196
Financials 8.1%		20,952,148
Capital markets 5.2%
Intercontinental Exchange, Inc.	42,744	3,493,040
Northern Trust Corp.	30,801	3,056,383
S&P Global, Inc.	20,151	3,684,812
TD Ameritrade Holding Corp.	59,762	3,215,793
Consumer finance 1.6%
American Express Company	36,072	4,049,803
Insurance 1.3%
The Progressive Corp.	52,079	3,452,317
Health care 20.3%		52,522,813
Health care equipment and supplies 9.1%
Abbott Laboratories	39,510	2,925,716
Baxter International, Inc.	45,713	3,133,626
Boston Scientific Corp. (A)	96,405	3,631,576
Danaher Corp.	27,389	3,000,191
Edwards Lifesciences Corp. (A)	22,715	3,680,057
Medtronic PLC	30,334	2,958,475
Stryker Corp.	23,560	4,133,838
Health care providers and services 7.0%
Anthem, Inc.	10,173	2,950,882
Humana, Inc.	11,180	3,683,475
UnitedHealth Group, Inc.	30,568	8,600,612
WellCare Health Plans, Inc. (A)	10,668	2,719,060
Life sciences tools and services 2.3%
Agilent Technologies, Inc.	42,062	3,043,186
Thermo Fisher Scientific, Inc.	12,178	3,039,020
Pharmaceuticals 1.9%
Eli Lilly & Company	42,339	5,023,099
2	JOHN HANCOCK U.S. GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials 15.7%		$40,415,676
Aerospace and defense 5.5%
Harris Corp.	21,217	3,032,970
Lockheed Martin Corp.	14,966	4,496,235
The Boeing Company	19,050	6,605,778
Commercial services and supplies 2.5%
Republic Services, Inc.	35,759	2,765,601
Waste Management, Inc.	39,144	3,669,750
Professional services 3.3%
Equifax, Inc.	27,344	2,807,408
IHS Markit, Ltd. (A)	53,126	2,835,335
TransUnion	44,617	2,880,920
Road and rail 4.4%
CSX Corp.	47,706	3,464,887
Norfolk Southern Corp.	16,449	2,808,502
Union Pacific Corp.	32,828	5,048,290
Information technology 29.3%		75,571,322
Electronic equipment, instruments and components 1.3%
CDW Corp.	37,085	3,437,038
IT services 16.0%
Accenture PLC, Class A	30,917	5,086,465
Automatic Data Processing, Inc.	28,712	4,232,723
FleetCor Technologies, Inc. (A)	15,796	3,054,946
Global Payments, Inc.	28,939	3,235,670
Mastercard, Inc., Class A	32,558	6,546,437
PayPal Holdings, Inc. (A)	59,961	5,145,253
Total System Services, Inc.	34,191	2,987,268
VeriSign, Inc. (A)	18,407	2,872,596
Visa, Inc., Class A	56,668	8,030,422
Software 12.0%
Adobe, Inc. (A)	21,194	5,317,363
Intuit, Inc.	18,459	3,960,009
Microsoft Corp.	169,884	18,838,438
SS&C Technologies Holdings, Inc.	58,706	2,826,694
Real estate 1.9%		5,007,240
Equity real estate investment trusts 1.9%
American Tower Corp.	30,441	5,007,240

	Yield (%)	Shares	Value
Short-term investments 0.1%			$302,127
(Cost $302,127)
Money market funds 0.0%			2,127
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.1426(B)	2,127	2,127

	Par value^	Value
Repurchase agreement 0.1%		300,000
Bank of America Tri-Party Repurchase Agreement dated 11-30-18 at 2.290% to be repurchased at $300,057 on 12-3-18, collateralized by $299,629 Government National Mortgage Association, 3.563% due 9-20-68 (valued at $306,001 including interest)	300,000	300,000

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK U.S. GROWTH FUND	3

Total investments (Cost $220,374,191) 99.7%	$257,366,588
Other assets and liabilities, net 0.3%	664,346
Total net assets 100.0%	$258,030,934

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 11-30-18.
4	JOHN HANCOCK U.S. GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2018, all investments are categorized as Level 1 under the hierarchy described above, except for repurchase agreements, which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	390Q1	11/18
This report is for the information of the shareholders of John Hancock U.S. Growth Fund.		1/19

John Hancock

Multimanager Lifetime Portfolios

Quarterly portfolio holdings 11/30/18

Portfolios' investments
Subadvisors of Affiliated Underlying Funds
Allianz Global Investors	(Allianz)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Redwood Investment Management, LLC	(Redwood)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.7%
Equity - 87.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	49,128	$1,982,299
Capital Appreciation, Class NAV, JHF II (Jennison)	75,118	1,290,521
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	212,395	2,555,113
Disciplined Value, Class NAV, JHF III (Boston Partners)	58,748	1,299,510
Disciplined Value International, Class NAV, JHIT (Boston Partners)	98,937	1,227,809
Emerging Markets, Class NAV, JHF II (DFA)	167,067	1,745,847
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	166,930	1,764,447
Equity Income, Class NAV, JHF II (T. Rowe Price)	82,631	1,669,966
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	49,181	956,575
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	49,369	591,446
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	21,343	1,040,256
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	91,471	1,042,769
Global Shareholder Yield, Class NAV, JHF III (Epoch)	55,436	616,452
International Growth, Class NAV, JHF III (Wellington)	41,026	1,065,863
International Growth Stock, Class NAV, JHF II (Invesco)	64,535	815,727
International Small Cap, Class NAV, JHF II (Franklin Templeton)	53,628	1,053,252
International Small Company, Class NAV, JHF II (DFA)	99,948	1,111,421
International Value, Class NAV, JHF II (Templeton)	51,995	799,161
Mid Cap Stock, Class NAV, JHF II (Wellington)	86,622	2,086,725
Mid Value, Class NAV, JHF II (T. Rowe Price)	144,808	2,331,407
Small Cap Growth, Class NAV, JHF II (Redwood)	26,709	453,247
Small Cap Stock, Class NAV, JHF II (Wellington)	42,245	453,286
Small Cap Value, Class NAV, JHF II (Wellington)	34,810	725,783
Small Company Value, Class NAV, JHF II (T. Rowe Price)	17,188	483,836
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	1,652,612	20,905,544
Value Equity, Class NAV, JHIT (Barrow Hanley)	59,013	720,543
Fixed income - 6.0%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	9,944	94,862
Bond, Class NAV, JHSB (JHAM) (B)(C)	53,322	805,168
Core Bond, Class NAV, JHF II (Wells Capital)	14,607	181,566
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	32,345	281,727
2	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	23,021	$190,618
Global Bond, Class NAV, JHF II (PIMCO)	3,502	43,490
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	9,085	78,129
High Yield, Class NAV, JHBT (JHAM) (B)(C)	22,358	73,782
High Yield, Class NAV, JHF II (WAMCO)	4,475	34,545
Real Return Bond, Class NAV, JHF II (PIMCO)	26,803	282,503
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	15,942	147,623
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	31,581	292,756
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	18,254	186,378
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	35,972	362,954
Total Return, Class NAV, JHF II (PIMCO)	28,358	370,072
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	4,953	53,892
Alternative and specialty - 6.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (D)	41,758	388,354
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(D)(E)	202,442	1,945,468
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (D)	8,938	89,555
Health Sciences, Class NAV, JHF II (T. Rowe Price)	144,274	702,615
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	114,503	604,573

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $59,451,254)		$57,999,435
SHORT-TERM INVESTMENTS - 0.3%
U.S. Government - 0.2%
U.S. Treasury Bill, 2.100%, 12/13/2018 *	8,000	7,995
U.S. Treasury Bill, 2.288%, 01/24/2019 *	129,000	128,577
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (F)	51,149	51,149

TOTAL SHORT-TERM INVESTMENTS (Cost $187,700)		$187,721
Total investments (Cost $59,638,954) - 100.0%		$58,187,156
Other assets and liabilities, net - 0.0%		61
TOTAL NET ASSETS - 100.0%		$58,187,217
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.7%
Equity - 87.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	148,945	$6,009,911
Capital Appreciation, Class NAV, JHF II (Jennison)	227,741	3,912,587
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	652,362	7,847,918
Disciplined Value, Class NAV, JHF III (Boston Partners)	178,643	3,951,575
Disciplined Value International, Class NAV, JHIT (Boston Partners)	299,222	3,713,340
Emerging Markets, Class NAV, JHF II (DFA)	505,270	5,280,075
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	512,679	5,419,012
Equity Income, Class NAV, JHF II (T. Rowe Price)	250,182	5,056,176
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	152,969	2,975,251
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	149,311	1,788,748
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	65,292	3,182,335
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	281,972	3,214,477
Global Shareholder Yield, Class NAV, JHF III (Epoch)	172,424	1,917,360
International Growth, Class NAV, JHF III (Wellington)	124,078	3,223,557
International Growth Stock, Class NAV, JHF II (Invesco)	244,548	3,091,083
International Small Cap, Class NAV, JHF II (Franklin Templeton)	166,264	3,265,423
International Small Company, Class NAV, JHF II (DFA)	302,730	3,366,361
International Value, Class NAV, JHF II (Templeton)	161,705	2,485,402
Mid Cap Stock, Class NAV, JHF II (Wellington)	266,877	6,429,062
Mid Value, Class NAV, JHF II (T. Rowe Price)	440,761	7,096,256
Small Cap Growth, Class NAV, JHF II (Redwood)	81,914	1,390,083
Small Cap Stock, Class NAV, JHF II (Wellington)	129,188	1,386,188
Small Cap Value, Class NAV, JHF II (Wellington)	106,606	2,222,745
Small Company Value, Class NAV, JHF II (T. Rowe Price)	51,982	1,463,295
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	4,998,098	63,225,943
Value Equity, Class NAV, JHIT (Barrow Hanley)	183,273	2,237,766
Fixed income - 6.0%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	30,109	287,244
Bond, Class NAV, JHSB (JHAM) (B)(C)	161,461	2,438,055
Core Bond, Class NAV, JHF II (Wells Capital)	44,230	549,784
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	100,788	877,858
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	3

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	69,709	$577,192
Global Bond, Class NAV, JHF II (PIMCO)	10,922	135,645
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	27,509	236,575
High Yield, Class NAV, JHBT (JHAM) (B)(C)	67,701	223,412
High Yield, Class NAV, JHF II (WAMCO)	13,957	107,747
Real Return Bond, Class NAV, JHF II (PIMCO)	81,159	855,420
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	48,273	447,004
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	98,502	913,115
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	56,936	581,317
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	108,922	1,099,027
Total Return, Class NAV, JHF II (PIMCO)	88,450	1,154,266
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	14,999	163,186
Alternative and specialty - 6.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (D)	158,716	1,476,057
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(D)(E)	612,258	5,883,802
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (D)	53,285	533,914
Health Sciences, Class NAV, JHF II (T. Rowe Price)	440,631	2,145,871
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	347,147	1,832,939

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $175,085,519)		$177,671,359
SHORT-TERM INVESTMENTS - 0.3%
U.S. Government - 0.3%
U.S. Treasury Bill, 2.100%, 12/13/2018 *	34,000	33,980
U.S. Treasury Bill, 2.288%, 01/24/2019 *	460,000	458,490
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (F)	11,616	11,616

TOTAL SHORT-TERM INVESTMENTS (Cost $504,014)		$504,086
Total investments (Cost $175,589,533) - 100.0%		$178,175,445
Other assets and liabilities, net - 0.0%		7,296
TOTAL NET ASSETS - 100.0%		$178,182,741
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.7%
Equity - 87.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	322,017	$12,993,385
Capital Appreciation, Class NAV, JHF II (Jennison)	492,588	8,462,661
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,388,936	16,708,906
Disciplined Value, Class NAV, JHF III (Boston Partners)	378,390	8,369,994
Disciplined Value International, Class NAV, JHIT (Boston Partners)	632,413	7,848,250
Emerging Markets, Class NAV, JHF II (DFA)	1,054,109	11,015,437
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	1,100,672	11,634,106
Equity Income, Class NAV, JHF II (T. Rowe Price)	533,733	10,786,746
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	325,992	6,340,540
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	316,092	3,786,778
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	138,292	6,740,366
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	597,512	6,811,632
Global Shareholder Yield, Class NAV, JHF III (Epoch)	370,569	4,120,725
International Growth, Class NAV, JHF III (Wellington)	262,152	6,810,705
International Growth Stock, Class NAV, JHF II (Invesco)	561,109	7,092,422
International Small Cap, Class NAV, JHF II (Franklin Templeton)	355,647	6,984,900
International Small Company, Class NAV, JHF II (DFA)	635,859	7,070,755
International Value, Class NAV, JHF II (Templeton)	343,453	5,278,869
Mid Cap Stock, Class NAV, JHF II (Wellington)	568,523	13,695,715
Mid Value, Class NAV, JHF II (T. Rowe Price)	957,154	15,410,181
Small Cap Growth, Class NAV, JHF II (Redwood)	173,530	2,944,812
Small Cap Stock, Class NAV, JHF II (Wellington)	275,955	2,960,994
Small Cap Value, Class NAV, JHF II (Wellington)	229,201	4,778,833
Small Company Value, Class NAV, JHF II (T. Rowe Price)	108,446	3,052,766
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	10,604,417	134,145,875
Value Equity, Class NAV, JHIT (Barrow Hanley)	389,903	4,760,716
Fixed income - 5.9%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	63,384	604,682
Bond, Class NAV, JHSB (JHAM) (B)(C)	339,218	5,122,195
Core Bond, Class NAV, JHF II (Wells Capital)	92,990	1,155,864
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	218,928	1,906,862
4	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	146,105	$1,209,752
Global Bond, Class NAV, JHF II (PIMCO)	23,449	291,236
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	57,797	497,052
High Yield, Class NAV, JHBT (JHAM) (B)(C)	142,243	469,401
High Yield, Class NAV, JHF II (WAMCO)	29,966	231,337
Real Return Bond, Class NAV, JHF II (PIMCO)	170,654	1,798,692
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	101,419	939,138
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	211,488	1,960,493
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	122,244	1,248,112
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	229,065	2,311,267
Total Return, Class NAV, JHF II (PIMCO)	189,905	2,478,256
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	31,508	342,806
Alternative and specialty - 6.8%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (D)	350,331	3,258,081
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(D)(E)	1,296,792	12,462,174
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (D)	135,352	1,356,228
Health Sciences, Class NAV, JHF II (T. Rowe Price)	939,618	4,575,942
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	750,132	3,960,698

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $356,628,711)		$378,787,337
SHORT-TERM INVESTMENTS - 0.3%
U.S. Government - 0.3%
U.S. Treasury Bill, 2.100%, 12/13/2018 *	79,000	78,953
U.S. Treasury Bill, 2.288%, 01/24/2019 *	1,027,000	1,023,629
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (F)	1,716	1,716

TOTAL SHORT-TERM INVESTMENTS (Cost $1,104,137)		$1,104,298
Total investments (Cost $357,732,848) - 100.0%		$379,891,635
Other assets and liabilities, net - (0.0%)		(152)
TOTAL NET ASSETS - 100.0%		$379,891,483
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.7%
Equity - 87.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	613,743	$24,764,533
Capital Appreciation, Class NAV, JHF II (Jennison)	939,012	16,132,218
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,677,887	32,214,981
Disciplined Value, Class NAV, JHF III (Boston Partners)	732,774	16,208,972
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,226,427	15,219,955
Emerging Markets, Class NAV, JHF II (DFA)	2,070,597	21,637,741
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	2,122,808	22,438,080
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,031,754	20,851,757
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	620,242	12,063,708
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	613,051	7,344,354
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	266,696	12,998,773
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	1,153,613	13,151,193
Global Shareholder Yield, Class NAV, JHF III (Epoch)	707,400	7,866,293
International Growth, Class NAV, JHF III (Wellington)	508,473	13,210,134
International Growth Stock, Class NAV, JHF II (Invesco)	1,110,598	14,037,955
International Small Cap, Class NAV, JHF II (Franklin Templeton)	680,032	13,355,825
International Small Company, Class NAV, JHF II (DFA)	1,222,211	13,590,985
International Value, Class NAV, JHF II (Templeton)	657,156	10,100,487
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,122,418	27,039,046
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,901,509	30,614,303
Small Cap Growth, Class NAV, JHF II (Redwood)	343,094	5,822,306
Small Cap Stock, Class NAV, JHF II (Wellington)	540,701	5,801,723
Small Cap Value, Class NAV, JHF II (Wellington)	446,729	9,314,309
Small Company Value, Class NAV, JHF II (T. Rowe Price)	213,022	5,996,581
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	20,563,719	260,131,045
Value Equity, Class NAV, JHIT (Barrow Hanley)	745,832	9,106,604
Fixed income - 6.0%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	122,967	1,173,102
Bond, Class NAV, JHSB (JHAM) (B)(C)	659,843	9,963,632
Core Bond, Class NAV, JHF II (Wells Capital)	180,104	2,238,688
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	430,715	3,751,532
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	5

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	284,603	$2,356,513
Global Bond, Class NAV, JHF II (PIMCO)	45,629	566,709
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	112,260	965,434
High Yield, Class NAV, JHBT (JHAM) (B)(C)	276,265	911,676
High Yield, Class NAV, JHF II (WAMCO)	58,057	448,198
Real Return Bond, Class NAV, JHF II (PIMCO)	331,664	3,495,740
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	197,145	1,825,561
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	411,903	3,818,339
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	237,304	2,422,876
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	445,495	4,495,049
Total Return, Class NAV, JHF II (PIMCO)	369,484	4,821,767
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	61,255	666,451
Alternative and specialty - 6.7%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (D)	683,744	6,358,820
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(D)(E)	2,516,363	24,182,252
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (D)	261,062	2,615,839
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,795,798	8,745,535
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,429,832	7,549,511

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $605,134,396)		$734,387,085
SHORT-TERM INVESTMENTS - 0.3%
U.S. Government - 0.3%
U.S. Treasury Bill, 2.100%, 12/13/2018 *	158,000	157,906
U.S. Treasury Bill, 2.288%, 01/24/2019 *	2,013,000	2,006,392
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (F)	1,653	1,653

TOTAL SHORT-TERM INVESTMENTS (Cost $2,165,635)		$2,165,951
Total investments (Cost $607,300,031) - 100.0%		$736,553,036
Other assets and liabilities, net - (0.0%)		(77,932)
TOTAL NET ASSETS - 100.0%		$736,475,104
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.5%
Equity - 85.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	671,444	$27,092,757
Capital Appreciation, Class NAV, JHF II (Jennison)	1,043,520	17,927,669
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,933,265	35,287,175
Disciplined Value, Class NAV, JHF III (Boston Partners)	804,159	17,787,988
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,345,138	16,693,162
Emerging Markets, Class NAV, JHF II (DFA)	2,255,076	23,565,544
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	2,311,761	24,435,317
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,131,711	22,871,875
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	685,427	13,331,554
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	672,411	8,055,479
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	292,540	14,258,380
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	1,266,747	14,440,915
Global Shareholder Yield, Class NAV, JHF III (Epoch)	776,739	8,637,343
International Growth, Class NAV, JHF III (Wellington)	557,611	14,486,744
International Growth Stock, Class NAV, JHF II (Invesco)	1,197,095	15,131,277
International Small Cap, Class NAV, JHF II (Franklin Templeton)	745,537	14,642,344
International Small Company, Class NAV, JHF II (DFA)	1,344,528	14,951,149
International Value, Class NAV, JHF II (Templeton)	722,079	11,098,352
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,202,459	28,967,235
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,051,470	33,028,662
Small Cap Growth, Class NAV, JHF II (Redwood)	368,828	6,259,005
Small Cap Stock, Class NAV, JHF II (Wellington)	571,544	6,132,663
Small Cap Value, Class NAV, JHF II (Wellington)	489,828	10,212,908
Small Company Value, Class NAV, JHF II (T. Rowe Price)	232,015	6,531,217
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	21,915,278	277,228,262
Value Equity, Class NAV, JHIT (Barrow Hanley)	817,214	9,978,187
Fixed income - 7.8%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	159,918	1,525,614
Bond, Class NAV, JHSB (JHAM) (B)(C)	852,154	12,867,528
Core Bond, Class NAV, JHF II (Wells Capital)	292,159	3,631,536
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	565,882	4,928,828
6	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	368,670	$3,052,585
Global Bond, Class NAV, JHF II (PIMCO)	58,829	730,651
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	145,579	1,251,979
High Yield, Class NAV, JHBT (JHAM) (B)(C)	358,824	1,184,119
High Yield, Class NAV, JHF II (WAMCO)	75,127	579,978
Real Return Bond, Class NAV, JHF II (PIMCO)	430,631	4,538,848
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	255,649	2,367,310
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	985,045	9,131,363
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	306,511	3,129,473
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	577,994	5,831,964
Total Return, Class NAV, JHF II (PIMCO)	592,948	7,737,968
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	79,508	865,046
Alternative and specialty - 6.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (D)	751,297	6,987,058
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(D)(E)	2,764,715	26,568,910
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (D)	289,941	2,905,207
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,937,804	9,437,104
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,530,012	8,078,465

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $676,547,594)		$810,364,697
SHORT-TERM INVESTMENTS - 0.5%
U.S. Government - 0.5%
U.S. Treasury Bill, 2.100%, 12/13/2018 *	199,000	198,881
U.S. Treasury Bill, 2.288%, 01/24/2019 *	2,203,000	2,195,769
U.S. Treasury Bill, 2.306%, 02/07/2019 *	1,315,000	1,309,455
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (F)	1,011	1,011

TOTAL SHORT-TERM INVESTMENTS (Cost $3,704,586)		$3,705,116
Total investments (Cost $680,252,180) - 100.0%		$814,069,813
Other assets and liabilities, net - 0.0%		64,098
TOTAL NET ASSETS - 100.0%		$814,133,911
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.3%
Equity - 79.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	799,586	$32,263,296
Capital Appreciation, Class NAV, JHF II (Jennison)	1,227,624	21,090,572
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,575,405	43,012,127
Disciplined Value, Class NAV, JHF III (Boston Partners)	933,278	20,644,101
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,487,344	18,457,935
Emerging Markets, Class NAV, JHF II (DFA)	2,508,521	26,214,047
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	2,629,946	27,798,525
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,312,857	26,532,836
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	815,607	15,863,563
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	800,215	9,586,570
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	337,994	16,473,813
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	1,537,778	17,530,669
Global Shareholder Yield, Class NAV, JHF III (Epoch)	944,673	10,504,759
International Growth, Class NAV, JHF III (Wellington)	649,525	16,874,648
International Growth Stock, Class NAV, JHF II (Invesco)	1,364,225	17,243,800
International Small Cap, Class NAV, JHF II (Franklin Templeton)	863,061	16,950,522
International Small Company, Class NAV, JHF II (DFA)	1,532,473	17,041,098
International Value, Class NAV, JHF II (Templeton)	876,571	13,472,902
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,416,876	34,132,539
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,436,874	39,233,664
Small Cap Growth, Class NAV, JHF II (Redwood)	412,733	7,004,082
Small Cap Stock, Class NAV, JHF II (Wellington)	652,011	6,996,074
Small Cap Value, Class NAV, JHF II (Wellington)	557,398	11,621,757
Small Company Value, Class NAV, JHF II (T. Rowe Price)	264,546	7,446,979
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	25,157,757	318,245,624
Value Equity, Class NAV, JHIT (Barrow Hanley)	957,100	11,686,190
Fixed income - 13.6%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	420,169	4,008,408
Bond, Class NAV, JHSB (JHAM) (B)(C)	1,517,319	22,911,523
Core Bond, Class NAV, JHF II (Wells Capital)	578,142	7,186,308
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	1,420,505	12,372,598
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	7

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,259,750	$10,430,730
Global Bond, Class NAV, JHF II (PIMCO)	158,512	1,968,713
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	381,712	3,282,722
High Yield, Class NAV, JHBT (JHAM) (B)(C)	971,857	3,207,129
High Yield, Class NAV, JHF II (WAMCO)	207,703	1,603,470
Real Return Bond, Class NAV, JHF II (PIMCO)	1,070,341	11,281,395
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	729,256	6,752,912
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	1,245,897	11,549,464
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	822,343	8,396,121
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	1,514,843	15,284,763
Total Return, Class NAV, JHF II (PIMCO)	1,211,240	15,806,680
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	215,382	2,343,361
Alternative and specialty - 6.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (D)	1,153,526	10,727,796
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(D)(E)	3,254,218	31,273,039
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (D)	443,516	4,444,035
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,111,780	10,284,369
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,648,347	8,703,272

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $848,894,499)		$1,007,741,500
SHORT-TERM INVESTMENTS - 0.7%
U.S. Government - 0.7%
U.S. Treasury Bill, 2.100%, 12/13/2018 *	535,000	534,680
U.S. Treasury Bill, 2.288%, 01/24/2019 *	2,777,000	2,767,885
U.S. Treasury Bill, 2.306%, 02/07/2019 *	3,805,000	3,788,956
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (F)	1,008	1,008

TOTAL SHORT-TERM INVESTMENTS (Cost $7,091,534)		$7,092,529
Total investments (Cost $855,986,033) - 100.0%		$1,014,834,029
Other assets and liabilities, net - 0.0%		38,879
TOTAL NET ASSETS - 100.0%		$1,014,872,908
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.7%
Equity - 69.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	870,431	$35,121,874
Capital Appreciation, Class NAV, JHF II (Jennison)	1,312,541	22,549,451
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,180,568	50,292,239
Disciplined Value, Class NAV, JHF III (Boston Partners)	978,414	21,642,510
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,626,328	20,182,736
Emerging Markets, Class NAV, JHF II (DFA)	2,386,701	24,941,030
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	2,463,756	26,041,898
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,378,071	27,850,820
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	873,704	16,993,551
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	1,023,519	12,261,757
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	375,713	18,312,229
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	1,786,619	20,367,457
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,037,511	11,537,119
International Growth, Class NAV, JHF III (Wellington)	646,950	16,807,754
International Growth Stock, Class NAV, JHF II (Invesco)	1,526,346	19,293,010
International Small Cap, Class NAV, JHF II (Franklin Templeton)	878,525	17,254,237
International Small Company, Class NAV, JHF II (DFA)	1,554,372	17,284,620
International Value, Class NAV, JHF II (Templeton)	819,448	12,594,915
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,394,428	33,591,763
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,308,896	37,173,231
Small Cap Growth, Class NAV, JHF II (Redwood)	345,077	5,855,949
Small Cap Stock, Class NAV, JHF II (Wellington)	546,777	5,866,913
Small Cap Value, Class NAV, JHF II (Wellington)	463,380	9,661,465
Small Company Value, Class NAV, JHF II (T. Rowe Price)	219,977	6,192,354
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	26,061,640	329,679,747
Value Equity, Class NAV, JHIT (Barrow Hanley)	1,006,757	12,292,500
Fixed income - 23.1%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	877,988	8,376,005
Bond, Class NAV, JHSB (JHAM) (B)(C)	3,158,209	47,688,958
Core Bond, Class NAV, JHF II (Wells Capital)	1,210,601	15,047,770
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	2,893,251	25,200,221
8	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,987,831	$16,459,242
Global Bond, Class NAV, JHF II (PIMCO)	331,246	4,114,074
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	797,790	6,860,993
High Yield, Class NAV, JHBT (JHAM) (B)(C)	1,992,535	6,575,366
High Yield, Class NAV, JHF II (WAMCO)	427,074	3,297,014
Real Return Bond, Class NAV, JHF II (PIMCO)	2,349,172	24,760,270
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	1,612,305	14,929,949
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	1,759,008	16,306,002
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	1,723,968	17,601,709
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	3,172,726	32,012,809
Total Return, Class NAV, JHF II (PIMCO)	2,521,786	32,909,301
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	441,807	4,806,860
Alternative and specialty - 6.2%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (D)	1,621,714	15,081,937
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(D)(E)	3,479,920	33,442,028
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (D)	631,444	6,327,065
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,080,792	10,133,456
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,741,824	9,196,830

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,015,531,035)		$1,182,770,988
SHORT-TERM INVESTMENTS - 1.3%
U.S. Government - 1.3%
U.S. Treasury Bill, 2.100%, 12/13/2018 *	1,159,000	1,158,307
U.S. Treasury Bill, 2.288%, 01/24/2019 *	3,275,000	3,264,250
U.S. Treasury Bill, 2.306%, 02/07/2019 *	4,526,000	4,506,914
U.S. Treasury Bill, 2.328%, 02/28/2019 *	6,586,400	6,549,612
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (F)	947	947

TOTAL SHORT-TERM INVESTMENTS (Cost $15,477,688)		$15,480,030
Total investments (Cost $1,031,008,723) - 100.0%		$1,198,251,018
Other assets and liabilities, net - 0.0%		289,974
TOTAL NET ASSETS - 100.0%		$1,198,540,992
MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.4%
Equity - 58.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	753,018	$30,384,266
Capital Appreciation, Class NAV, JHF II (Jennison)	1,109,618	19,063,240
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,296,759	51,690,011
Disciplined Value, Class NAV, JHF III (Boston Partners)	875,009	19,355,193
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,340,982	16,641,583
Emerging Markets, Class NAV, JHF II (DFA)	1,860,259	19,439,710
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	1,932,807	20,429,766
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,227,159	24,800,882
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	806,382	15,684,124
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	1,065,983	12,770,474
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	319,677	15,581,070
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	1,834,388	20,912,027
Global Shareholder Yield, Class NAV, JHF III (Epoch)	856,455	9,523,778
International Growth, Class NAV, JHF III (Wellington)	553,052	14,368,281
International Growth Stock, Class NAV, JHF II (Invesco)	1,180,652	14,923,436
International Small Cap, Class NAV, JHF II (Franklin Templeton)	708,397	13,912,910
International Small Company, Class NAV, JHF II (DFA)	1,256,079	13,967,596
International Value, Class NAV, JHF II (Templeton)	664,064	10,206,667
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,177,606	28,368,537
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,963,951	31,619,614
Small Cap Growth, Class NAV, JHF II (Redwood)	301,091	5,109,521
Small Cap Stock, Class NAV, JHF II (Wellington)	472,959	5,074,851
Small Cap Value, Class NAV, JHF II (Wellington)	411,117	8,571,788
Small Company Value, Class NAV, JHF II (T. Rowe Price)	195,398	5,500,455
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	23,513,680	297,448,055
Value Equity, Class NAV, JHIT (Barrow Hanley)	898,254	10,967,681
Fixed income - 33.8%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	1,230,636	11,740,265
Bond, Class NAV, JHSB (JHAM) (B)(C)	4,689,763	70,815,420
Core Bond, Class NAV, JHF II (Wells Capital)	1,908,462	23,722,182
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	3,679,839	32,051,400
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	9

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	3,770,139	$31,216,751
Global Bond, Class NAV, JHF II (PIMCO)	452,675	5,622,219
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	1,224,518	10,530,852
High Yield, Class NAV, JHBT (JHAM) (B)(C)	3,055,414	10,082,867
High Yield, Class NAV, JHF II (WAMCO)	660,027	5,095,411
Real Return Bond, Class NAV, JHF II (PIMCO)	3,756,902	39,597,752
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	2,978,517	27,581,071
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	1,172,373	10,867,901
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	2,944,568	30,064,037
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	5,379,746	54,281,636
Total Return, Class NAV, JHF II (PIMCO)	4,032,304	52,621,563
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	677,224	7,368,202
Alternative and specialty - 5.7%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (D)	1,797,375	16,715,591
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(D)(E)	3,208,010	30,828,980
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (D)	696,885	6,982,787
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,819,244	8,859,717
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,525,562	8,054,970

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,087,937,527)		$1,231,017,090
SHORT-TERM INVESTMENTS - 1.6%
U.S. Government - 1.6%
U.S. Treasury Bill, 2.100%, 12/13/2018 *	1,715,000	1,713,975
U.S. Treasury Bill, 2.288%, 01/24/2019 *	3,405,000	3,393,823
U.S. Treasury Bill, 2.306%, 02/07/2019 *	7,905,000	7,871,667
U.S. Treasury Bill, 2.328%, 02/28/2019 *	6,796,600	6,758,637
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (F)	973	973

TOTAL SHORT-TERM INVESTMENTS (Cost $19,736,154)		$19,739,075
Total investments (Cost $1,107,673,681) - 100.0%		$1,250,756,165
Other assets and liabilities, net - (0.0%)		(4,849)
TOTAL NET ASSETS - 100.0%		$1,250,751,316
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.2%
Equity - 48.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	426,191	$17,196,820
Capital Appreciation, Class NAV, JHF II (Jennison)	602,324	10,347,920
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,042,982	36,607,070
Disciplined Value, Class NAV, JHF III (Boston Partners)	484,615	10,719,675
Disciplined Value International, Class NAV, JHIT (Boston Partners)	588,777	7,306,719
Emerging Markets, Class NAV, JHF II (DFA)	861,825	9,006,071
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	932,680	9,858,428
Equity Income, Class NAV, JHF II (T. Rowe Price)	681,205	13,767,146
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	429,258	8,349,069
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	829,462	9,936,957
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	168,858	8,230,159
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	1,283,980	14,637,366
Global Shareholder Yield, Class NAV, JHF III (Epoch)	664,206	7,385,969
International Growth, Class NAV, JHF III (Wellington)	267,618	6,952,725
International Growth Stock, Class NAV, JHF II (Invesco)	566,282	7,157,809
International Small Cap, Class NAV, JHF II (Franklin Templeton)	357,700	7,025,226
International Small Company, Class NAV, JHF II (DFA)	634,179	7,052,067
International Value, Class NAV, JHF II (Templeton)	436,650	6,711,308
Mid Cap Stock, Class NAV, JHF II (Wellington)	655,917	15,801,031
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,075,198	17,310,687
Small Cap Growth, Class NAV, JHF II (Redwood)	169,345	2,873,783
Small Cap Stock, Class NAV, JHF II (Wellington)	257,036	2,757,991
Small Cap Value, Class NAV, JHF II (Wellington)	222,627	4,641,764
Small Company Value, Class NAV, JHF II (T. Rowe Price)	100,537	2,830,103
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	13,199,293	166,971,057
Value Equity, Class NAV, JHIT (Barrow Hanley)	497,421	6,073,505
Fixed income - 44.3%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	1,098,858	10,483,102
Bond, Class NAV, JHSB (JHAM) (B)(C)	4,157,758	62,782,147
Core Bond, Class NAV, JHF II (Wells Capital)	2,318,817	28,822,899
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	3,070,475	26,743,836
10	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	3,269,929	$27,075,012
Global Bond, Class NAV, JHF II (PIMCO)	474,069	5,887,936
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	1,059,772	9,114,036
High Yield, Class NAV, JHBT (JHAM) (B)(C)	2,626,518	8,667,511
High Yield, Class NAV, JHF II (WAMCO)	568,824	4,391,319
Real Return Bond, Class NAV, JHF II (PIMCO)	3,344,344	35,249,385
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	2,731,503	25,293,722
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	828,562	7,680,770
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	2,618,311	26,732,956
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	4,765,320	48,082,075
Total Return, Class NAV, JHF II (PIMCO)	3,771,432	49,217,191
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	582,168	6,333,993
Alternative and specialty - 5.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (D)	1,598,046	14,861,831
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(D)(E)	1,956,956	18,806,350
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (D)	621,217	6,224,598
Health Sciences, Class NAV, JHF II (T. Rowe Price)	787,660	3,835,906
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	829,911	4,381,931

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $763,086,572)		$848,176,931
SHORT-TERM INVESTMENTS - 1.8%
U.S. Government - 1.8%
U.S. Treasury Bill, 2.100%, 12/13/2018 *	1,465,000	1,464,124
U.S. Treasury Bill, 2.288%, 01/24/2019 *	2,402,000	2,394,115
U.S. Treasury Bill, 2.306%, 02/07/2019 *	6,972,000	6,942,602
U.S. Treasury Bill, 2.328%, 02/28/2019 *	4,853,300	4,826,192
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (F)	949	949

TOTAL SHORT-TERM INVESTMENTS (Cost $15,625,692)		$15,627,982
Total investments (Cost $778,712,264) - 100.0%		$863,804,913
Other assets and liabilities, net - (0.0%)		(17,517)
TOTAL NET ASSETS - 100.0%		$863,787,396
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.0%
Equity - 39.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	107,237	$4,326,999
Capital Appreciation, Class NAV, JHF II (Jennison)	166,790	2,865,461
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,143,743	13,759,232
Disciplined Value, Class NAV, JHF III (Boston Partners)	135,667	3,000,946
Disciplined Value International, Class NAV, JHIT (Boston Partners)	181,243	2,249,230
Emerging Markets, Class NAV, JHF II (DFA)	204,104	2,132,884
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	241,670	2,554,450
Equity Income, Class NAV, JHF II (T. Rowe Price)	190,606	3,852,146
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	63,743	1,239,802
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	317,232	3,800,442
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	47,202	2,300,638
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	482,868	5,504,700
Global Shareholder Yield, Class NAV, JHF III (Epoch)	308,616	3,431,812
International Growth, Class NAV, JHF III (Wellington)	86,316	2,242,500
International Growth Stock, Class NAV, JHF II (Invesco)	165,684	2,094,241
International Small Cap, Class NAV, JHF II (Franklin Templeton)	103,397	2,030,710
International Small Company, Class NAV, JHF II (DFA)	185,691	2,064,886
International Value, Class NAV, JHF II (Templeton)	135,523	2,082,984
Mid Cap Stock, Class NAV, JHF II (Wellington)	195,687	4,714,105
Mid Value, Class NAV, JHF II (T. Rowe Price)	330,665	5,323,706
Small Cap Growth, Class NAV, JHF II (Redwood)	46,077	781,930
Small Cap Stock, Class NAV, JHF II (Wellington)	65,085	698,361
Small Cap Value, Class NAV, JHF II (Wellington)	65,330	1,362,128
Small Company Value, Class NAV, JHF II (T. Rowe Price)	26,553	747,456
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	4,299,932	54,394,140
Value Equity, Class NAV, JHIT (Barrow Hanley)	137,750	1,681,930
Fixed income - 53.5%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	569,519	5,433,216
Bond, Class NAV, JHSB (JHAM) (B)(C)	1,798,625	27,159,241
Core Bond, Class NAV, JHF II (Wells Capital)	1,725,529	21,448,322
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	1,388,121	12,090,535
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	11

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,531,274	$12,678,949
Global Bond, Class NAV, JHF II (PIMCO)	311,557	3,869,534
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	464,749	3,996,839
High Yield, Class NAV, JHBT (JHAM) (B)(C)	1,121,123	3,699,705
High Yield, Class NAV, JHF II (WAMCO)	239,217	1,846,759
Real Return Bond, Class NAV, JHF II (PIMCO)	1,498,580	15,795,034
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	1,152,643	10,673,472
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	132,586	1,229,069
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	1,088,639	11,115,003
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	1,991,028	20,089,474
Total Return, Class NAV, JHF II (PIMCO)	1,852,639	24,176,941
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	248,513	2,703,823
Alternative and specialty - 5.1%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (D)	659,007	6,128,769
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(D)(E)	669,025	6,429,329
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (D)	261,105	2,616,264
Health Sciences, Class NAV, JHF II (T. Rowe Price)	166,262	809,697
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	184,570	974,531

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $297,760,100)		$326,202,325
SHORT-TERM INVESTMENTS - 2.0%
U.S. Government - 2.0%
U.S. Treasury Bill, 2.100%, 12/13/2018 *	622,000	621,628
U.S. Treasury Bill, 2.288%, 01/24/2019 *	943,000	939,905
U.S. Treasury Bill, 2.306%, 02/07/2019 *	3,079,000	3,066,017
U.S. Treasury Bill, 2.328%, 02/28/2019 *	1,949,300	1,938,412
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (F)	1,674	1,674

TOTAL SHORT-TERM INVESTMENTS (Cost $6,566,677)		$6,567,636
Total investments (Cost $304,326,777) - 100.0%		$332,769,961
Other assets and liabilities, net - (0.0%)		(4,431)
TOTAL NET ASSETS - 100.0%		$332,765,530
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.9%
Equity - 33.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	52,434	$2,115,723
Capital Appreciation, Class NAV, JHF II (Jennison)	79,570	1,367,012
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	649,577	7,814,410
Disciplined Value, Class NAV, JHF III (Boston Partners)	61,973	1,370,848
Disciplined Value International, Class NAV, JHIT (Boston Partners)	83,605	1,037,533
Emerging Markets, Class NAV, JHF II (DFA)	82,056	857,488
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	103,026	1,088,980
Equity Income, Class NAV, JHF II (T. Rowe Price)	87,075	1,759,779
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	190,822	2,286,046
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	24,414	1,189,942
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	281,990	3,214,687
Global Shareholder Yield, Class NAV, JHF III (Epoch)	213,925	2,378,846
International Growth, Class NAV, JHF III (Wellington)	38,293	994,843
International Growth Stock, Class NAV, JHF II (Invesco)	88,926	1,124,026
International Small Cap, Class NAV, JHF II (Franklin Templeton)	47,213	927,259
International Small Company, Class NAV, JHF II (DFA)	84,322	937,663
International Value, Class NAV, JHF II (Templeton)	69,247	1,064,327
Mid Cap Stock, Class NAV, JHF II (Wellington)	91,618	2,207,080
Mid Value, Class NAV, JHF II (T. Rowe Price)	150,718	2,426,556
Small Cap Stock, Class NAV, JHF II (Wellington)	58,945	632,479
Small Cap Value, Class NAV, JHF II (Wellington)	45,304	944,582
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	2,098,110	26,541,089
Value Equity, Class NAV, JHIT (Barrow Hanley)	63,723	778,054
Fixed income - 59.7%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	380,798	3,632,809
Bond, Class NAV, JHSB (JHAM) (B)(C)	1,168,585	17,645,628
Core Bond, Class NAV, JHF II (Wells Capital)	1,299,057	16,147,283
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	875,520	7,625,781
Floating Rate Income, Class NAV, JHF II (Bain Capital)	936,220	7,751,904
Global Bond, Class NAV, JHF II (PIMCO)	228,366	2,836,310
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	281,373	2,419,808
High Yield, Class NAV, JHBT (JHAM) (B)(C)	759,321	2,505,760
12	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
High Yield, Class NAV, JHF II (WAMCO)	164,037	$1,266,367
Real Return Bond, Class NAV, JHF II (PIMCO)	972,588	10,251,081
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	680,870	6,304,858
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	133,797	1,240,297
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	651,628	6,653,117
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	1,186,891	11,975,727
Total Return, Class NAV, JHF II (PIMCO)	1,235,747	16,126,501
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	168,337	1,831,504
Alternative and specialty - 4.8%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (D)	445,501	4,143,164
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(D)(E)	358,436	3,444,571
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (D)	175,152	1,755,027

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $177,238,261)		$190,616,749
SHORT-TERM INVESTMENTS - 2.1%
U.S. Government - 2.1%
U.S. Treasury Bill, 2.100%, 12/13/2018 *	413,000	412,753
U.S. Treasury Bill, 2.288%, 01/24/2019 *	542,000	540,221
U.S. Treasury Bill, 2.306%, 02/07/2019 *	1,961,000	1,952,731
U.S. Treasury Bill, 2.328%, 02/28/2019 *	1,099,400	1,093,259
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (F)	1,805	1,805

TOTAL SHORT-TERM INVESTMENTS (Cost $4,000,190)		$4,000,769
Total investments (Cost $181,238,451) - 100.0%		$194,617,518
Other assets and liabilities, net - 0.0%		9,170
TOTAL NET ASSETS - 100.0%		$194,626,688
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Non-income producing.
(E)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
(F)	The rate shown is the annualized seven-day yield as of 11-30-18.
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	13

Notes to Portfolios' investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2018, all investments are categorized as Level 1 under the hierarchy described above, except for U.S. Treasury bills which are categorized as Level 2.

Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investments may represent a significant portion of each underlying funds' net assets.

Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, by the fund from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multimanager 2060 Lifetime Portfolio
Absolute Return Currency	41,758	—	—	41,758	—	—	—	$4,593	$388,354
Asia Pacific Total Return Bond	9,217	1,936	(1,209)	9,944	—	—	($493)	1,001	94,862
Blue Chip Growth	24,020	27,265	(2,157)	49,128	—	—	2,531	(114,551)	1,982,299
Bond	31,558	26,206	(4,442)	53,322	$5,263	—	(3,489)	(7,181)	805,168
Capital Appreciation	52,954	26,203	(4,039)	75,118	—	—	(2,662)	(104,118)	1,290,521
Capital Appreciation Value	198,195	25,158	(10,958)	212,395	—	—	(4,449)	(43,389)	2,555,113
Core Bond	13,244	3,231	(1,868)	14,607	1,432	—	(1,222)	(1,585)	181,566
Disciplined Value	53,298	8,086	(2,636)	58,748	—	—	3,233	(40,631)	1,299,510
Disciplined Value International	11,654	89,128	(1,845)	98,937	—	—	(2,347)	(46,678)	1,227,809
Diversified Real Assets	174,974	36,622	(9,154)	202,442	—	—	(5,425)	(140,843)	1,945,468
Emerging Markets	147,004	25,358	(5,295)	167,067	—	—	(8,508)	(93,797)	1,745,847
Emerging Markets Debt	27,075	5,270	—	32,345	3,087	—	—	(4,142)	281,727
Emerging Markets Equity	145,307	21,623	—	166,930	—	—	—	(100,135)	1,764,447
Equity Income	74,632	11,881	(3,882)	82,631	7,723	—	(1,362)	(55,243)	1,669,966
Financial Industries	44,391	7,757	(2,967)	49,181	—	—	(1,516)	(65,055)	956,575
Floating Rate Income	20,824	5,055	(2,858)	23,021	1,872	—	(393)	(3,053)	190,618

       14

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Fundamental Global Franchise	42,280	7,810	(721)	49,369	—	—	(246)	(50,051)	591,446
Fundamental Large Cap Core	17,748	4,002	(407)	21,343	—	—	1,168	(116,591)	1,040,256
Global Absolute Return Strategies	37,870	—	(28,932)	8,938	—	—	(11,798)	4,741	89,555
Global Bond	3,439	494	(431)	3,502	—	—	(100)	(925)	43,490
Global Equity	83,494	11,190	(3,213)	91,471	—	—	(2,324)	(43,408)	1,042,769
Global Shareholder Yield	53,314	3,853	(1,731)	55,436	3,888	—	(488)	(11,073)	616,452
Global Short Duration Credit	8,149	1,948	(1,012)	9,085	1,025	—	(465)	(1,551)	78,129
Health Sciences	129,397	22,955	(8,078)	144,274	—	—	(327)	(27,715)	702,615
High Yield (JHAM)	19,833	4,770	(2,245)	22,358	1,026	—	(384)	(2,311)	73,782
High Yield (WAMCO)	4,257	673	(455)	4,475	535	—	(173)	(1,526)	34,545
International Growth	34,987	6,901	(862)	41,026	—	—	573	(94,747)	1,065,863
International Growth Stock	64,535	—	—	64,535	—	—	—	(52,919)	815,727
International Small Cap	47,405	8,101	(1,878)	53,628	—	—	(3,714)	(98,538)	1,053,252
International Small Company	82,154	18,993	(1,199)	99,948	—	—	(476)	(121,440)	1,111,421
International Value	47,733	6,250	(1,988)	51,995	—	—	(2,998)	(48,701)	799,161
International Value Equity	118,951	7,211	(126,162)	—	7,229	—	(60,951)	7,228	—
Mid Cap Stock	73,737	12,885	—	86,622	—	—	—	(147,742)	2,086,725
Mid Value	127,923	16,885	—	144,808	—	—	—	(129,952)	2,331,407
Real Return Bond	23,875	6,023	(3,095)	26,803	3,105	—	(1,778)	(7,265)	282,503
Science & Technology	93,557	29,530	(8,584)	114,503	—	—	(54,834)	(13,420)	604,573
Short Duration Credit Opportunities	14,511	3,238	(1,807)	15,942	1,475	—	(638)	(1,168)	147,623
Short Term Government Income	31,584	4,654	(4,657)	31,581	1,467	—	(1,171)	555	292,756
Small Cap Growth	22,798	3,911	—	26,709	—	—	—	(54,445)	453,247
Small Cap Stock	36,094	6,332	(181)	42,245	—	—	23	(50,814)	453,286
Small Cap Value	29,420	5,390	—	34,810	—	—	—	(70,368)	725,783
Small Company Value	14,501	2,788	(101)	17,188	—	—	(411)	(47,616)	483,836
Spectrum Income	17,825	2,425	(1,996)	18,254	1,566	—	(1,251)	(2,824)	186,378
Strategic Equity Allocation	1,455,572	240,094	(43,054)	1,652,612	—	—	(48,542)	(1,161,095)	20,905,544
Strategic Income Opportunities	32,334	7,163	(3,525)	35,972	3,379	—	(2,641)	(6,105)	362,954
Total Return	27,877	4,468	(3,987)	28,358	4,152	—	(2,518)	(5,622)	370,072
U.S. High Yield Bond	4,437	1,076	(560)	4,953	694	—	(239)	(1,247)	53,892
U.S. Quality Growth	48,620	13,904	(62,524)	—	—	$195,015	(72,737)	(124,503)	—
Value Equity	54,380	7,301	(2,668)	59,013	—	—	406	(32,182)	720,543
					$48,918	$195,015	($295,136)	($3,330,147)	$57,999,435
Multimanager 2055 Lifetime Portfolio
Absolute Return Currency	158,716	—	—	158,716	—	—	—	$17,459	$1,476,057
Asia Pacific Total Return Bond	31,281	2,589	(3,761)	30,109	—	—	($1,245)	2,420	287,244
Blue Chip Growth	81,752	78,122	(10,929)	148,945	—	—	55,254	(431,417)	6,009,911
Bond	107,468	69,874	(15,881)	161,461	$17,114	—	(11,940)	(23,356)	2,438,055
Capital Appreciation	181,207	68,033	(21,499)	227,741	—	—	4,928	(355,916)	3,912,587
Capital Appreciation Value	671,879	14,535	(34,052)	652,362	—	—	(18,593)	(151,238)	7,847,918
Core Bond	45,128	5,138	(6,036)	44,230	4,792	—	(4,173)	(5,469)	549,784

       15

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Disciplined Value	179,694	7,779	(8,830)	178,643	—	—	12,769	(139,576)	3,951,575
Disciplined Value International	39,292	262,192	(2,262)	299,222	—	—	(1,978)	(155,596)	3,713,340
Diversified Real Assets	589,926	49,897	(27,565)	612,258	—	—	(12,068)	(460,432)	5,883,802
Emerging Markets	497,356	28,563	(20,649)	505,270	—	—	(30,629)	(318,734)	5,280,075
Emerging Markets Debt	91,663	9,125	—	100,788	10,286	—	—	(13,593)	877,858
Emerging Markets Equity	493,495	19,184	—	512,679	—	—	—	(344,753)	5,419,012
Equity Income	251,623	11,065	(12,506)	250,182	25,797	—	(3,936)	(188,633)	5,056,176
Financial Industries	149,792	12,203	(9,026)	152,969	—	—	(3,869)	(217,256)	2,975,251
Floating Rate Income	70,915	7,967	(9,173)	69,709	6,106	—	(1,643)	(9,284)	577,192
Fundamental Global Franchise	142,546	8,267	(1,502)	149,311	—	—	(2,205)	(161,999)	1,788,748
Fundamental Large Cap Core	60,089	5,990	(787)	65,292	—	—	1,563	(380,184)	3,182,335
Global Absolute Return Strategies	143,891	—	(90,606)	53,285	—	—	(12,205)	(13,690)	533,914
Global Bond	11,680	609	(1,367)	10,922	—	—	(226)	(3,149)	135,645
Global Equity	281,499	8,960	(8,487)	281,972	—	—	(8,631)	(143,953)	3,214,477
Global Shareholder Yield	179,748	2,452	(9,776)	172,424	13,001	—	(5,196)	(34,457)	1,917,360
Global Short Duration Credit	27,721	3,040	(3,252)	27,509	3,345	—	(1,483)	(4,965)	236,575
Health Sciences	442,787	38,045	(40,201)	440,631	—	—	(2,269)	(93,229)	2,145,871
High Yield (JHAM)	67,547	7,498	(7,344)	67,701	3,347	—	(1,203)	(7,445)	223,412
High Yield (WAMCO)	14,493	912	(1,448)	13,957	1,792	—	(557)	(4,969)	107,747
International Growth	117,960	10,554	(4,436)	124,078	—	—	2,437	(311,432)	3,223,557
International Growth Stock	244,548	—	—	244,548	—	—	—	(200,529)	3,091,083
International Small Cap	159,827	12,490	(6,053)	166,264	—	—	(9,218)	(324,257)	3,265,423
International Small Company	276,982	35,120	(9,372)	302,730	—	—	(5,481)	(387,879)	3,366,361
International Value	160,931	7,977	(7,203)	161,705	—	—	(7,325)	(158,799)	2,485,402
International Value Equity	401,044	8,967	(410,011)	—	23,361	—	11,246	(185,508)	—
Mid Cap Stock	256,088	10,789	—	266,877	—	—	—	(513,988)	6,429,062
Mid Value	431,383	9,378	—	440,761	—	—	—	(430,925)	7,096,256
Real Return Bond	81,211	9,902	(9,954)	81,159	10,393	—	(5,821)	(24,593)	855,420
Science & Technology	321,789	64,103	(38,745)	347,147	—	—	(206,099)	(20,063)	1,832,939
Short Duration Credit Opportunities	49,311	4,965	(6,003)	48,273	4,813	—	(2,418)	(3,244)	447,004
Short Term Government Income	107,650	5,944	(15,092)	98,502	4,912	—	(3,820)	1,363	913,115
Small Cap Growth	79,178	2,736	—	81,914	—	—	—	(183,096)	1,390,083
Small Cap Stock	125,354	4,321	(487)	129,188	—	—	329	(173,357)	1,386,188
Small Cap Value	101,775	4,831	—	106,606	—	—	—	(232,843)	2,222,745
Small Company Value	50,483	1,935	(436)	51,982	—	—	(2,864)	(156,041)	1,463,295
Spectrum Income	60,524	2,973	(6,561)	56,936	5,116	—	(3,961)	(9,492)	581,317
Strategic Equity Allocation	4,907,468	194,551	(103,921)	4,998,098	—	—	(126,921)	(3,846,886)	63,225,943
Strategic Income Opportunities	109,686	10,258	(11,022)	108,922	11,025	—	(8,283)	(20,158)	1,099,027
Total Return	94,983	6,428	(12,961)	88,450	13,899	—	(8,867)	(18,688)	1,154,266
U.S. High Yield Bond	15,105	1,625	(1,731)	14,999	2,323	—	(670)	(4,140)	163,186
U.S. Quality Growth	165,619	41,795	(207,414)	—	—	$649,773	23,108	(681,581)	—
Value Equity	183,342	7,716	(7,785)	183,273	—	—	2,488	(107,128)	2,237,766

       16

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
					$161,422	$649,773	($401,675)	($11,636,678)	$177,671,359
Multimanager 2050 Lifetime Portfolio
Absolute Return Currency	365,239	—	(14,908)	350,331	—	—	($8,693)	$48,367	$3,258,081
Asia Pacific Total Return Bond	68,377	3,386	(8,379)	63,384	—	—	(1,246)	3,555	604,682
Blue Chip Growth	177,687	160,717	(16,387)	322,017	—	—	140,191	(945,611)	12,993,385
Bond	234,916	142,375	(38,073)	339,218	$36,716	—	(26,973)	(49,083)	5,122,195
Capital Appreciation	391,596	131,069	(30,077)	492,588	—	—	49,724	(800,893)	8,462,661
Capital Appreciation Value	1,462,680	14,400	(88,144)	1,388,936	—	—	(4,468)	(356,218)	16,708,906
Core Bond	98,647	8,524	(14,181)	92,990	10,300	—	(9,392)	(11,536)	1,155,864
Disciplined Value	390,561	8,364	(20,535)	378,390	—	—	38,587	(311,050)	8,369,994
Disciplined Value International	85,182	549,479	(2,248)	632,413	—	—	1,289	(336,184)	7,848,250
Diversified Real Assets	1,279,470	60,520	(43,198)	1,296,792	—	—	(6,919)	(1,005,122)	12,462,174
Emerging Markets	1,085,214	50,343	(81,448)	1,054,109	—	—	(83,118)	(684,476)	11,015,437
Emerging Markets Debt	200,201	18,727	—	218,928	22,382	—	—	(29,464)	1,906,862
Emerging Markets Equity	1,078,137	22,535	—	1,100,672	—	—	—	(748,265)	11,634,106
Equity Income	547,106	6,106	(19,479)	533,733	55,481	—	360	(413,169)	10,786,746
Financial Industries	326,351	21,337	(21,696)	325,992	—	—	(1,562)	(470,292)	6,340,540
Floating Rate Income	155,014	12,464	(21,373)	146,105	13,117	—	(2,720)	(20,580)	1,209,752
Fundamental Global Franchise	308,646	10,808	(3,362)	316,092	—	—	(4,674)	(345,815)	3,786,778
Fundamental Large Cap Core	130,915	9,927	(2,550)	138,292	—	—	17,931	(828,611)	6,740,366
Global Absolute Return Strategies	333,963	—	(198,611)	135,352	—	—	(47,037)	(12,560)	1,356,228
Global Bond	25,531	1,099	(3,181)	23,449	—	—	132	(7,406)	291,236
Global Equity	611,695	1,353	(15,536)	597,512	—	—	(11,511)	(312,736)	6,811,632
Global Shareholder Yield	389,169	3,191	(21,791)	370,569	27,823	—	(1,614)	(82,490)	4,120,725
Global Short Duration Credit	60,596	4,719	(7,518)	57,797	7,189	—	(2,971)	(10,868)	497,052
Health Sciences	948,754	49,379	(58,515)	939,618	—	—	1,028	(207,999)	4,575,942
High Yield (JHAM)	147,653	11,571	(16,981)	142,243	7,194	—	(1,938)	(16,540)	469,401
High Yield (WAMCO)	31,681	1,679	(3,394)	29,966	3,851	—	(912)	(10,928)	231,337
International Growth	256,048	15,227	(9,123)	262,152	—	—	13,586	(675,532)	6,810,705
International Growth Stock	561,109	—	—	561,109	—	—	—	(460,110)	7,092,422
International Small Cap	347,668	17,393	(9,414)	355,647	—	—	(3,584)	(707,204)	6,984,900
International Small Company	601,991	52,819	(18,951)	635,859	—	—	396	(840,312)	7,070,755
International Value	348,246	9,789	(14,582)	343,453	—	—	(9,544)	(343,483)	5,278,869
International Value Equity	867,416	14,851	(882,267)	—	49,877	—	188,217	(560,606)	—
Mid Cap Stock	564,527	3,996	—	568,523	—	—	—	(1,155,222)	13,695,715
Mid Value	957,154	—	—	957,154	—	—	—	(938,011)	15,410,181
Real Return Bond	177,521	16,616	(23,483)	170,654	22,335	—	(12,455)	(53,246)	1,798,692
Science & Technology	691,863	110,375	(52,106)	750,132	—	—	(247,057)	(239,124)	3,960,698
Short Duration Credit Opportunities	107,790	7,572	(13,943)	101,419	10,347	—	(5,045)	(7,069)	939,138
Short Term Government Income	235,314	11,386	(35,212)	211,488	10,556	—	(8,781)	3,408	1,960,493
Small Cap Growth	173,530	—	—	173,530	—	—	—	(404,326)	2,944,812

       17

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Small Cap Stock	274,730	1,225	—	275,955	—	—	—	(381,153)	2,960,994
Small Cap Value	226,330	2,871	—	229,201	—	—	—	(512,797)	4,778,833
Small Company Value	112,313	981	(4,848)	108,446	—	—	(19,523)	(335,451)	3,052,766
Spectrum Income	132,301	5,438	(15,495)	122,244	11,009	—	(6,687)	(22,279)	1,248,112
Strategic Equity Allocation	10,673,571	200,008	(269,162)	10,604,417	—	—	(17,950)	(8,484,220)	134,145,875
Strategic Income Opportunities	239,764	15,142	(25,841)	229,065	23,707	—	(16,564)	(44,576)	2,311,267
Total Return	207,625	12,017	(29,737)	189,905	29,870	—	(19,377)	(40,319)	2,478,256
U.S. High Yield Bond	33,019	2,554	(4,065)	31,508	4,993	—	(1,008)	(9,270)	342,806
U.S. Quality Growth	359,551	85,586	(445,137)	—	—	$1,390,635	868,152	(2,278,089)	—
Value Equity	399,090	10,832	(20,019)	389,903	—	—	10,740	(234,131)	4,760,716
					$346,747	$1,390,635	$747,010	($26,689,096)	$378,787,337
Multimanager 2045 Lifetime Portfolio
Absolute Return Currency	725,939	—	(42,195)	683,744	—	—	$4,620	$73,543	$6,358,820
Asia Pacific Total Return Bond	133,093	4,119	(14,245)	122,967	—	—	(1,954)	6,178	1,173,102
Blue Chip Growth	348,224	295,191	(29,672)	613,743	—	—	29,940	(1,597,856)	24,764,533
Bond	457,772	265,940	(63,869)	659,843	$71,117	—	(45,074)	(102,094)	9,963,632
Capital Appreciation	767,473	230,432	(58,893)	939,012	—	—	(20,078)	(1,436,308)	16,132,218
Capital Appreciation Value	2,854,828	7,404	(184,345)	2,677,887	—	—	76,357	(775,183)	32,214,981
Core Bond	191,446	12,819	(24,161)	180,104	19,849	—	(15,436)	(25,230)	2,238,688
Disciplined Value	764,702	16,915	(48,843)	732,774	—	—	131,742	(663,854)	16,208,972
Disciplined Value International	166,988	1,063,334	(3,895)	1,226,427	—	—	(810)	(642,660)	15,219,955
Diversified Real Assets	2,507,197	103,724	(94,558)	2,516,363	—	—	(29,027)	(1,937,049)	24,182,252
Emerging Markets	2,112,669	107,058	(149,130)	2,070,597	—	—	(268,874)	(1,223,304)	21,637,741
Emerging Markets Debt	394,538	36,177	—	430,715	44,095	—	—	(58,013)	3,751,532
Emerging Markets Equity	2,100,881	21,927	—	2,122,808	—	—	—	(1,456,405)	22,438,080
Equity Income	1,066,690	26,781	(61,717)	1,031,754	108,235	—	24,561	(828,348)	20,851,757
Financial Industries	636,286	22,760	(38,804)	620,242	—	—	6,115	(928,104)	12,063,708
Floating Rate Income	301,635	20,769	(37,801)	284,603	25,357	—	(1,692)	(43,034)	2,356,513
Fundamental Global Franchise	606,537	13,014	(6,500)	613,051	—	—	1,180	(683,196)	7,344,354
Fundamental Large Cap Core	257,226	15,391	(5,921)	266,696	—	—	18,471	(1,589,478)	12,998,773
Global Absolute Return Strategies	666,259	—	(405,197)	261,062	—	—	(103,366)	(16,394)	2,615,839
Global Bond	49,696	1,241	(5,308)	45,629	—	—	153	(14,268)	566,709
Global Equity	1,202,767	—	(49,154)	1,153,613	—	—	(4,219)	(626,423)	13,151,193
Global Shareholder Yield	758,762	4,761	(56,123)	707,400	54,290	—	53,893	(219,581)	7,866,293
Global Short Duration Credit	117,859	8,255	(13,854)	112,260	13,890	—	(6,666)	(19,732)	965,434
Health Sciences	1,859,423	40,857	(104,482)	1,795,798	—	—	3,854	(405,458)	8,745,535
High Yield (JHAM)	287,169	21,343	(32,247)	276,265	13,902	—	(2,385)	(32,955)	911,676
High Yield (WAMCO)	61,667	2,749	(6,359)	58,057	7,447	—	1,561	(24,279)	448,198
International Growth	501,634	25,906	(19,067)	508,473	—	—	(1,954)	(1,283,074)	13,210,134
International Growth Stock	1,114,576	—	(3,978)	1,110,598	—	—	(5,853)	(907,821)	14,037,955
International Small Cap	678,791	17,362	(16,121)	680,032	—	—	(25,867)	(1,354,006)	13,355,825
International Small Company	1,180,007	71,135	(28,931)	1,222,211	—	—	(15,151)	(1,610,827)	13,590,985

       18

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
International Value	681,569	1,338	(25,751)	657,156	—	—	(16,519)	(668,664)	10,100,487
International Value Equity	1,694,235	12,872	(1,707,107)	—	96,780	—	749,112	(1,473,305)	—
Mid Cap Stock	1,122,418	—	—	1,122,418	—	—	—	(2,312,181)	27,039,046
Mid Value	1,901,509	—	—	1,901,509	—	—	—	(1,863,479)	30,614,303
Real Return Bond	345,758	25,776	(39,870)	331,664	43,199	—	(21,137)	(106,721)	3,495,740
Science & Technology	1,355,954	160,206	(86,328)	1,429,832	—	—	(386,325)	(560,881)	7,549,511
Short Duration Credit Opportunities	209,809	13,077	(25,741)	197,145	20,010	—	(5,870)	(17,110)	1,825,561
Short Term Government Income	458,030	14,794	(60,921)	411,903	20,404	—	(15,816)	4,975	3,818,339
Small Cap Growth	343,094	—	—	343,094	—	—	—	(799,409)	5,822,306
Small Cap Stock	542,847	—	(2,146)	540,701	—	—	3,589	(759,063)	5,801,723
Small Cap Value	446,729	—	—	446,729	—	—	—	(1,014,076)	9,314,309
Small Company Value	223,119	10,251	(20,348)	213,022	—	—	(79,508)	(635,749)	5,996,581
Spectrum Income	257,519	6,484	(26,699)	237,304	21,282	—	(4,791)	(50,942)	2,422,876
Strategic Equity Allocation	21,054,186	402,754	(893,221)	20,563,719	—	—	295,119	(16,838,751)	260,131,045
Strategic Income Opportunities	467,786	25,661	(47,952)	445,495	45,927	—	(24,738)	(92,777)	4,495,049
Total Return	403,717	16,485	(50,718)	369,484	57,676	—	(21,654)	(94,321)	4,821,767
U.S. High Yield Bond	64,270	4,499	(7,514)	61,255	9,654	—	(2,607)	(17,082)	666,451
U.S. Quality Growth	704,669	163,680	(868,349)	—	—	$2,708,897	3,961,124	(6,708,217)	—
Value Equity	782,833	8,046	(45,047)	745,832	—	—	70,140	(503,765)	9,106,604
					$673,114	$2,708,897	$4,304,160	($54,936,731)	$734,387,085
Multimanager 2040 Lifetime Portfolio
Absolute Return Currency	792,566	—	(41,269)	751,297	—	—	$854	$84,503	$6,987,058
Asia Pacific Total Return Bond	170,749	7,248	(18,079)	159,918	—	—	(4,298)	10,066	1,525,614
Blue Chip Growth	378,883	322,608	(30,047)	671,444	—	—	1,784	(1,706,749)	27,092,757
Bond	728,205	214,851	(90,902)	852,154	$108,242	—	(68,482)	(163,264)	12,867,528
Capital Appreciation	833,807	269,500	(59,787)	1,043,520	—	—	(28,952)	(1,583,174)	17,927,669
Capital Appreciation Value	3,094,794	25,488	(187,017)	2,933,265	—	—	55,155	(814,171)	35,287,175
Core Bond	305,607	23,773	(37,221)	292,159	31,912	—	(23,420)	(41,839)	3,631,536
Disciplined Value	827,180	18,035	(41,056)	804,159	—	—	90,250	(667,301)	17,787,988
Disciplined Value International	180,847	1,168,778	(4,487)	1,345,138	—	—	(1,553)	(698,237)	16,693,162
Diversified Real Assets	2,725,370	132,599	(93,254)	2,764,715	—	—	(16,697)	(2,122,197)	26,568,910
Emerging Markets	2,300,355	136,088	(181,367)	2,255,076	—	—	(314,408)	(1,295,057)	23,565,544
Emerging Markets Debt	503,561	62,321	—	565,882	56,577	—	—	(75,172)	4,928,828
Emerging Markets Equity	2,289,803	21,958	—	2,311,761	—	—	—	(1,583,300)	24,435,317
Equity Income	1,158,298	31,061	(57,648)	1,131,711	116,632	—	(3,737)	(863,942)	22,871,875
Financial Industries	688,957	33,430	(36,960)	685,427	—	—	(7,041)	(988,047)	13,331,554
Floating Rate Income	386,387	29,141	(46,858)	368,670	32,610	—	(2,078)	(55,740)	3,052,585
Fundamental Global Franchise	656,214	19,362	(3,165)	672,411	—	—	(603)	(739,619)	8,055,479
Fundamental Large Cap Core	277,100	19,382	(3,942)	292,540	—	—	4,307	(1,714,282)	14,258,380
Global Absolute Return Strategies	723,762	—	(433,821)	289,941	—	—	(103,930)	(25,532)	2,905,207
Global Bond	63,745	1,550	(6,466)	58,829	—	—	(1,391)	(16,738)	730,651
Global Equity	1,295,796	5,456	(34,505)	1,266,747	—	—	(7,128)	(676,923)	14,440,915
Global Shareholder Yield	827,468	5,131	(55,860)	776,739	58,491	—	12,780	(190,711)	8,637,343

       19

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Global Short Duration Credit	150,783	11,044	(16,248)	145,579	17,835	—	(7,905)	(26,254)	1,251,979
Health Sciences	1,971,426	69,711	(103,333)	1,937,804	—	—	5,303	(431,115)	9,437,104
High Yield (JHAM)	367,972	29,015	(38,163)	358,824	17,882	—	(3,030)	(42,707)	1,184,119
High Yield (WAMCO)	78,936	3,702	(7,511)	75,127	9,581	—	(1,422)	(27,888)	579,978
International Growth	542,982	31,112	(16,483)	557,611	—	—	(4,514)	(1,384,501)	14,486,744
International Growth Stock	1,197,095	—	—	1,197,095	—	—	—	(981,618)	15,131,277
International Small Cap	736,124	21,123	(11,710)	745,537	—	—	(22,517)	(1,473,252)	14,642,344
International Small Company	1,275,027	93,969	(24,468)	1,344,528	—	—	(12,401)	(1,756,244)	14,951,149
International Value	740,821	8,274	(27,016)	722,079	—	—	(14,368)	(732,173)	11,098,352
International Value Equity	1,846,001	11,951	(1,857,952)	—	105,160	—	779,136	(1,568,237)	—
Mid Cap Stock	1,202,459	—	—	1,202,459	—	—	—	(2,477,065)	28,967,235
Mid Value	2,051,470	—	—	2,051,470	—	—	—	(2,010,440)	33,028,662
Real Return Bond	442,384	36,988	(48,741)	430,631	55,583	—	(26,869)	(137,214)	4,538,848
Science & Technology	1,432,490	198,831	(101,309)	1,530,012	—	—	(456,889)	(546,420)	8,078,465
Short Duration Credit Opportunities	268,590	17,507	(30,448)	255,649	25,689	—	(8,536)	(21,330)	2,367,310
Short Term Government Income	1,088,074	37,911	(140,940)	985,045	48,792	—	(36,093)	10,509	9,131,363
Small Cap Growth	368,828	—	—	368,828	—	—	—	(859,368)	6,259,005
Small Cap Stock	581,911	—	(10,367)	571,544	—	—	14,510	(824,714)	6,132,663
Small Cap Value	481,925	7,903	—	489,828	—	—	—	(1,092,942)	10,212,908
Small Company Value	240,724	5,635	(14,344)	232,015	—	—	(56,034)	(708,510)	6,531,217
Spectrum Income	330,245	8,428	(32,162)	306,511	27,361	—	(12,769)	(58,975)	3,129,473
Strategic Equity Allocation	21,994,217	530,517	(609,456)	21,915,278	—	—	211,620	(17,677,906)	277,228,262
Strategic Income Opportunities	599,086	35,025	(56,117)	577,994	58,947	—	(31,978)	(119,318)	5,831,964
Total Return	643,163	27,623	(77,838)	592,948	92,554	—	(38,654)	(147,229)	7,737,968
U.S. High Yield Bond	82,288	6,264	(9,044)	79,508	12,424	—	(3,602)	(21,857)	865,046
U.S. Quality Growth	764,864	178,226	(943,090)	—	—	$2,949,633	4,217,998	(7,210,103)	—
Value Equity	844,022	11,098	(37,906)	817,214	—	—	46,990	(518,831)	9,978,187
					$876,272	$2,949,633	$4,119,388	($58,773,128)	$810,364,697
Multimanager 2035 Lifetime Portfolio
Absolute Return Currency	1,228,505	—	(74,979)	1,153,526	—	—	($13,907)	$144,528	$10,727,796
Asia Pacific Total Return Bond	454,542	8,580	(42,953)	420,169	—	—	(9,808)	25,488	4,008,408
Blue Chip Growth	454,062	376,603	(31,079)	799,586	—	—	22,140	(2,108,774)	32,263,296
Bond	1,480,002	173,703	(136,386)	1,517,319	$216,883	—	(103,411)	(365,990)	22,911,523
Capital Appreciation	1,002,026	288,355	(62,757)	1,227,624	—	—	(17,330)	(1,920,930)	21,090,572
Capital Appreciation Value	3,780,417	7,352	(212,364)	3,575,405	—	—	104,844	(1,021,281)	43,012,127
Core Bond	613,114	23,961	(58,933)	578,142	64,260	—	(38,859)	(93,000)	7,186,308
Disciplined Value	973,793	12,031	(52,546)	933,278	—	—	128,042	(803,551)	20,644,101
Disciplined Value International	157,557	1,334,328	(4,541)	1,487,344	—	—	(1,276)	(748,129)	18,457,935
Diversified Real Assets	3,246,614	122,645	(115,041)	3,254,218	—	—	(19,114)	(2,523,141)	31,273,039
Emerging Markets	2,592,947	127,617	(212,043)	2,508,521	—	—	(377,603)	(1,460,168)	26,214,047
Emerging Markets Debt	1,320,379	100,126	—	1,420,505	147,187	—	—	(192,687)	12,372,598
Emerging Markets Equity	2,581,052	48,894	—	2,629,946	—	—	—	(1,787,884)	27,798,525
Equity Income	1,353,760	13,136	(54,039)	1,312,857	137,482	—	7,737	(1,024,711)	26,532,836

       20

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Financial Industries	821,887	38,770	(45,050)	815,607	—	—	(2,496)	(1,188,236)	15,863,563
Floating Rate Income	1,332,920	53,380	(126,550)	1,259,750	113,035	—	(25,062)	(174,709)	10,430,730
Fundamental Global Franchise	791,596	16,009	(7,390)	800,215	—	—	1,760	(892,265)	9,586,570
Fundamental Large Cap Core	324,764	16,649	(3,419)	337,994	—	—	8,395	(2,003,917)	16,473,813
Global Absolute Return Strategies	1,120,738	—	(677,222)	443,516	—	—	(156,371)	(44,787)	4,444,035
Global Bond	169,693	1,616	(12,797)	158,512	—	—	(2,435)	(45,922)	1,968,713
Global Equity	1,587,526	723	(50,471)	1,537,778	—	—	(1,644)	(828,952)	17,530,669
Global Shareholder Yield	995,382	6,269	(56,978)	944,673	71,455	—	27,109	(243,229)	10,504,759
Global Short Duration Credit	400,072	15,574	(33,934)	381,712	47,543	—	(13,137)	(77,540)	3,282,722
Health Sciences	2,163,513	42,221	(93,954)	2,111,780	—	—	8,543	(479,878)	10,284,369
High Yield (JHAM)	1,008,491	46,101	(82,735)	971,857	49,257	—	(7,790)	(117,703)	3,207,129
High Yield (WAMCO)	216,492	7,579	(16,368)	207,703	26,390	—	(3,509)	(77,027)	1,603,470
International Growth	643,291	34,129	(27,895)	649,525	—	—	(4,986)	(1,640,641)	16,874,648
International Growth Stock	1,364,225	—	—	1,364,225	—	—	—	(1,118,664)	17,243,800
International Small Cap	857,507	26,693	(21,139)	863,061	—	—	(27,198)	(1,710,072)	16,950,522
International Small Company	1,489,569	77,021	(34,117)	1,532,473	—	—	(10,288)	(2,040,326)	17,041,098
International Value	906,488	13,687	(43,604)	876,571	—	—	(17,483)	(894,045)	13,472,902
International Value Equity	2,140,269	25,571	(2,165,840)	—	122,147	—	922,243	(1,836,524)	—
Mid Cap Stock	1,416,876	—	—	1,416,876	—	—	—	(2,918,764)	34,132,539
Mid Value	2,436,874	—	—	2,436,874	—	—	—	(2,388,136)	39,233,664
Real Return Bond	1,114,097	49,304	(93,060)	1,070,341	140,600	—	(49,966)	(365,854)	11,281,395
Science & Technology	1,555,327	181,574	(88,554)	1,648,347	—	—	(391,534)	(700,875)	8,703,272
Short Duration Credit Opportunities	775,637	23,606	(69,987)	729,256	74,489	—	(14,969)	(70,968)	6,752,912
Short Term Government Income	1,361,287	22,333	(137,723)	1,245,897	61,318	—	(36,723)	4,244	11,549,464
Small Cap Growth	412,733	—	—	412,733	—	—	—	(961,668)	7,004,082
Small Cap Stock	652,011	—	—	652,011	—	—	—	(906,295)	6,996,074
Small Cap Value	557,398	—	—	557,398	—	—	—	(1,265,294)	11,621,757
Small Company Value	278,202	5,326	(18,982)	264,546	—	—	(74,336)	(811,496)	7,446,979
Spectrum Income	877,112	10,628	(65,397)	822,343	72,965	—	(26,643)	(163,847)	8,396,121
Strategic Equity Allocation	25,707,212	392,123	(941,578)	25,157,757	—	—	331,790	(20,587,140)	318,245,624
Strategic Income Opportunities	1,589,684	41,113	(115,954)	1,514,843	157,224	—	(68,152)	(333,880)	15,284,763
Total Return	1,301,699	36,737	(127,196)	1,211,240	187,837	—	(67,621)	(310,749)	15,806,680
U.S. High Yield Bond	225,634	9,469	(19,721)	215,382	34,220	—	(4,617)	(65,353)	2,343,361
U.S. Quality Growth	920,029	214,306	(1,134,335)	—	—	$3,546,771	5,150,567	(8,747,333)	—
Value Equity	995,996	16,527	(55,423)	957,100	—	—	64,901	(613,792)	11,686,190
					$1,724,292	$3,546,771	$5,189,803	($70,501,867)	$1,007,741,500
Multimanager 2030 Lifetime Portfolio
Absolute Return Currency	1,738,651	—	(116,937)	1,621,714	—	—	($5,561)	$187,401	$15,081,937
Asia Pacific Total Return Bond	955,659	6,804	(84,475)	877,988	—	—	(52,028)	85,389	8,376,005
Blue Chip Growth	492,435	427,537	(49,541)	870,431	—	—	36,429	(2,263,658)	35,121,874
Bond	3,085,745	346,571	(274,107)	3,158,209	$450,428	—	(219,496)	(750,992)	47,688,958
Capital Appreciation	1,086,599	312,306	(86,364)	1,312,541	—	—	(25,263)	(2,012,543)	22,549,451

       21

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Capital Appreciation Value	4,448,579	—	(268,011)	4,180,568	—	—	150,181	(1,215,177)	50,292,239
Core Bond	1,290,026	38,018	(117,443)	1,210,601	134,199	—	(78,963)	(195,153)	15,047,770
Disciplined Value	1,028,651	20,259	(70,496)	978,414	—	—	159,646	(859,352)	21,642,510
Disciplined Value International	208,619	1,424,290	(6,581)	1,626,328	—	—	(1,432)	(845,007)	20,182,736
Diversified Real Assets	3,493,655	124,630	(138,365)	3,479,920	—	—	(23,161)	(2,697,558)	33,442,028
Emerging Markets	2,461,735	105,581	(180,615)	2,386,701	—	—	(293,166)	(1,409,041)	24,941,030
Emerging Markets Debt	2,801,648	91,603	—	2,893,251	310,090	—	—	(400,413)	25,200,221
Emerging Markets Equity	2,434,403	29,353	—	2,463,756	—	—	—	(1,682,275)	26,041,898
Equity Income	1,433,648	23,931	(79,508)	1,378,071	144,493	—	32,560	(1,093,407)	27,850,820
Financial Industries	882,874	43,356	(52,526)	873,704	—	—	9,885	(1,272,858)	16,993,551
Floating Rate Income	2,122,380	73,685	(208,234)	1,987,831	178,528	—	(49,737)	(265,611)	16,459,242
Fundamental Global Franchise	1,019,282	17,530	(13,293)	1,023,519	—	—	152	(1,140,618)	12,261,757
Fundamental Large Cap Core	364,295	17,431	(6,013)	375,713	—	—	29,371	(2,249,974)	18,312,229
Global Absolute Return Strategies	1,582,943	—	(951,499)	631,444	—	—	(136,364)	(147,441)	6,327,065
Global Bond	357,059	669	(26,482)	331,246	—	—	(5,028)	(95,554)	4,114,074
Global Equity	1,847,656	3,690	(64,727)	1,786,619	—	—	(815)	(962,859)	20,367,457
Global Shareholder Yield	1,102,684	7,747	(72,920)	1,037,511	78,609	—	48,720	(281,740)	11,537,119
Global Short Duration Credit	844,023	31,292	(77,525)	797,790	99,501	—	(54,234)	(134,872)	6,860,993
Health Sciences	2,135,920	90,184	(145,312)	2,080,792	—	—	6,180	(457,398)	10,133,456
High Yield (JHAM)	2,084,533	87,063	(179,061)	1,992,535	101,076	—	(14,630)	(242,451)	6,575,366
High Yield (WAMCO)	448,082	13,901	(34,909)	427,074	54,047	—	(5,634)	(159,239)	3,297,014
International Growth	644,698	28,877	(26,625)	646,950	—	—	3,808	(1,633,596)	16,807,754
International Growth Stock	1,526,346	—	—	1,526,346	—	—	—	(1,251,604)	19,293,010
International Small Cap	874,371	32,378	(28,224)	878,525	—	—	(37,014)	(1,718,833)	17,254,237
International Small Company	1,515,699	84,171	(45,498)	1,554,372	—	—	(17,555)	(2,061,716)	17,284,620
International Value	844,966	15,723	(41,241)	819,448	—	—	(19,417)	(823,541)	12,594,915
International Value Equity	2,290,550	26,339	(2,316,889)	—	130,193	—	1,015,733	(1,987,948)	—
Mid Cap Stock	1,373,498	20,930	—	1,394,428	—	—	—	(2,783,489)	33,591,763
Mid Value	2,308,896	—	—	2,308,896	—	—	—	(2,262,718)	37,173,231
Real Return Bond	2,456,089	89,780	(196,697)	2,349,172	307,765	—	(112,087)	(796,481)	24,760,270
Science & Technology	1,658,891	189,470	(106,537)	1,741,824	—	—	(481,605)	(670,835)	9,196,830
Short Duration Credit Opportunities	1,722,881	50,232	(160,808)	1,612,305	164,840	—	(43,732)	(145,299)	14,929,949
Short Term Government Income	1,933,458	15,810	(190,260)	1,759,008	86,403	—	(50,559)	5,246	16,306,002
Small Cap Growth	344,731	346	—	345,077	—	—	—	(802,993)	5,855,949
Small Cap Stock	546,921	7,476	(7,620)	546,777	—	—	2,308	(758,692)	5,866,913
Small Cap Value	463,217	163	—	463,380	—	—	—	(1,051,372)	9,661,465
Small Company Value	228,639	13,728	(22,390)	219,977	—	—	(67,478)	(661,151)	6,192,354
Spectrum Income	1,846,200	17,918	(140,150)	1,723,968	153,005	—	(68,981)	(327,939)	17,601,709
Strategic Equity Allocation	26,803,140	485,725	(1,227,225)	26,061,640	—	—	384,005	(21,350,506)	329,679,747
Strategic Income Opportunities	3,355,596	78,377	(261,247)	3,172,726	329,769	—	(156,819)	(681,778)	32,012,809
Total Return	2,721,393	55,539	(255,146)	2,521,786	390,018	—	(156,892)	(626,812)	32,909,301

       22

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
U.S. High Yield Bond	466,589	17,673	(42,455)	441,807	70,049	—	(46,108)	(97,010)	4,806,860
U.S. Quality Growth	997,681	231,428	(1,229,109)	—	—	$3,830,135	5,731,922	(9,615,348)	—
Value Equity	1,048,849	28,374	(70,466)	1,006,757	—	—	105,868	(677,668)	12,292,500
					$3,183,013	$3,830,135	$5,493,009	($75,344,484)	$1,182,770,988
Multimanager 2025 Lifetime Portfolio
Absolute Return Currency	1,915,002	—	(117,627)	1,797,375	—	—	($8,823)	$209,219	$16,715,591
Asia Pacific Total Return Bond	1,328,748	10,413	(108,525)	1,230,636	—	—	(68,093)	116,764	11,740,265
Blue Chip Growth	418,767	373,304	(39,053)	753,018	—	—	97,677	(2,020,971)	30,384,266
Bond	4,894,159	203,496	(407,892)	4,689,763	$705,532	—	(319,325)	(1,213,692)	70,815,420
Capital Appreciation	922,514	253,556	(66,452)	1,109,618	—	—	4,545	(1,724,498)	19,063,240
Capital Appreciation Value	4,525,625	1,923	(230,789)	4,296,759	—	—	208,960	(1,277,360)	51,690,011
Core Bond	2,022,622	64,557	(178,717)	1,908,462	209,470	—	(117,662)	(309,249)	23,722,182
Disciplined Value	912,763	30,101	(67,855)	875,009	—	—	133,186	(760,014)	19,355,193
Disciplined Value International	193,576	1,154,031	(6,625)	1,340,982	—	—	(824)	(700,964)	16,641,583
Diversified Real Assets	3,206,346	142,784	(141,120)	3,208,010	—	—	(43,838)	(2,456,166)	30,828,980
Emerging Markets	1,925,761	96,114	(161,616)	1,860,259	—	—	(253,828)	(1,078,249)	19,439,710
Emerging Markets Debt	3,513,061	166,778	—	3,679,839	389,783	—	—	(505,715)	32,051,400
Emerging Markets Equity	1,916,927	15,880	—	1,932,807	—	—	—	(1,320,461)	20,429,766
Equity Income	1,269,737	33,707	(76,285)	1,227,159	127,184	—	41,881	(989,006)	24,800,882
Financial Industries	806,235	56,036	(55,889)	806,382	—	—	6,130	(1,164,565)	15,684,124
Floating Rate Income	3,996,459	134,543	(360,863)	3,770,139	338,135	—	(292,859)	(307,272)	31,216,751
Fundamental Global Franchise	1,053,103	25,273	(12,393)	1,065,983	—	—	4,565	(1,186,176)	12,770,474
Fundamental Large Cap Core	307,069	17,743	(5,135)	319,677	—	—	28,907	(1,905,943)	15,581,070
Global Absolute Return Strategies	1,740,929	—	(1,044,044)	696,885	—	—	(426,665)	114,446	6,982,787
Global Bond	480,701	6,891	(34,917)	452,675	—	—	(6,345)	(129,391)	5,622,219
Global Equity	1,887,088	21,532	(74,232)	1,834,388	—	—	6,759	(983,617)	20,912,027
Global Shareholder Yield	907,290	6,351	(57,186)	856,455	64,362	—	52,790	(246,248)	9,523,778
Global Short Duration Credit	1,283,726	45,652	(104,860)	1,224,518	152,248	—	(109,759)	(180,947)	10,530,852
Health Sciences	1,850,013	101,610	(132,379)	1,819,244	—	—	2,044	(391,539)	8,859,717
High Yield (JHAM)	3,170,592	123,588	(238,766)	3,055,414	154,560	—	(20,771)	(373,959)	10,082,867
High Yield (WAMCO)	682,185	24,613	(46,771)	660,027	82,034	—	(12,245)	(240,129)	5,095,411
International Growth	547,401	35,152	(29,501)	553,052	—	—	(49,557)	(1,341,311)	14,368,281
International Growth Stock	1,180,652	—	—	1,180,652	—	—	—	(968,134)	14,923,436
International Small Cap	705,106	41,396	(38,105)	708,397	—	—	(56,245)	(1,360,328)	13,912,910
International Small Company	1,223,763	89,295	(56,979)	1,256,079	—	—	(28,412)	(1,644,591)	13,967,596
International Value	683,263	26,367	(45,566)	664,064	—	—	(36,760)	(644,446)	10,206,667
International Value Equity	1,844,015	10,539	(1,854,554)	—	104,272	—	847,907	(1,630,092)	—
Mid Cap Stock	1,152,560	25,046	—	1,177,606	—	—	—	(2,325,187)	28,368,537
Mid Value	1,963,951	—	—	1,963,951	—	—	—	(1,924,672)	31,619,614
Real Return Bond	3,907,441	141,677	(292,216)	3,756,902	487,261	—	(162,307)	(1,279,166)	39,597,752
Science & Technology	1,439,536	174,435	(88,409)	1,525,562	—	—	(391,287)	(611,965)	8,054,970
Short Duration Credit Opportunities	3,168,102	88,623	(278,208)	2,978,517	303,738	—	(142,271)	(209,384)	27,581,071

       23

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Short Term Government Income	1,270,302	23,300	(121,229)	1,172,373	56,562	—	(31,806)	2,927	10,867,901
Small Cap Growth	299,609	1,482	—	301,091	—	—	—	(697,062)	5,109,521
Small Cap Stock	475,215	8,097	(10,353)	472,959	—	—	(1,871)	(654,720)	5,074,851
Small Cap Value	408,346	2,771	—	411,117	—	—	—	(924,351)	8,571,788
Small Company Value	201,540	4,917	(11,059)	195,398	—	—	(39,052)	(595,719)	5,500,455
Spectrum Income	3,112,394	47,594	(215,420)	2,944,568	258,505	—	(112,750)	(558,247)	30,064,037
Strategic Equity Allocation	24,028,666	967,650	(1,482,636)	23,513,680	—	—	258,625	(19,026,840)	297,448,055
Strategic Income Opportunities	5,640,304	124,955	(385,513)	5,379,746	556,961	—	(241,310)	(1,179,360)	54,281,636
Total Return	4,297,783	121,756	(387,235)	4,032,304	612,851	—	(244,661)	(989,854)	52,621,563
U.S. High Yield Bond	709,578	25,433	(57,787)	677,224	106,337	—	(51,496)	(167,458)	7,368,202
U.S. Quality Growth	847,023	195,673	(1,042,696)	—	—	$3,238,384	5,088,279	(8,370,005)	—
Value Equity	928,903	39,401	(70,050)	898,254	—	—	94,467	(603,630)	10,967,681
					$4,709,795	$3,238,384	$3,605,900	($68,729,297)	$1,231,017,090
Multimanager 2020 Lifetime Portfolio
Absolute Return Currency	1,760,102	—	(162,056)	1,598,046	—	—	($27,604)	$204,737	$14,861,831
Asia Pacific Total Return Bond	1,190,057	5,678	(96,877)	1,098,858	—	—	(59,127)	103,975	10,483,102
Blue Chip Growth	234,629	220,351	(28,789)	426,191	—	—	86,343	(1,174,771)	17,196,820
Bond	4,374,801	107,629	(324,672)	4,157,758	$630,165	—	(220,691)	(1,149,340)	62,782,147
Capital Appreciation	518,726	131,817	(48,219)	602,324	—	—	67,287	(1,014,302)	10,347,920
Capital Appreciation Value	3,217,190	10,327	(184,535)	3,042,982	—	—	319,363	(1,075,247)	36,607,070
Core Bond	2,475,986	31,214	(188,383)	2,318,817	256,377	—	(121,318)	(402,109)	28,822,899
Disciplined Value	510,042	20,728	(46,155)	484,615	—	—	102,550	(443,601)	10,719,675
Disciplined Value International	35,474	554,511	(1,208)	588,777	—	—	1,373	(270,853)	7,306,719
Diversified Real Assets	1,961,470	103,033	(107,547)	1,956,956	—	—	(39,851)	(1,488,438)	18,806,350
Emerging Markets	929,442	43,784	(111,401)	861,825	—	—	(146,024)	(498,832)	9,006,071
Emerging Markets Debt	2,918,179	152,296	—	3,070,475	324,032	—	—	(421,041)	26,743,836
Emerging Markets Equity	917,931	14,749	—	932,680	—	—	—	(629,708)	9,858,428
Equity Income	709,975	22,186	(50,956)	681,205	70,710	—	154,624	(675,564)	13,767,146
Financial Industries	434,154	32,896	(37,792)	429,258	—	—	50,547	(664,408)	8,349,069
Floating Rate Income	3,500,729	77,936	(308,736)	3,269,929	296,045	—	(211,396)	(313,060)	27,075,012
Fundamental Global Franchise	824,783	22,041	(17,362)	829,462	—	—	6,676	(924,713)	9,936,957
Fundamental Large Cap Core	162,682	9,330	(3,154)	168,858	—	—	19,101	(1,015,484)	8,230,159
Global Absolute Return Strategies	1,580,319	—	(959,102)	621,217	—	—	(415,970)	137,611	6,224,598
Global Bond	507,379	1,562	(34,872)	474,069	—	—	24,060	(166,819)	5,887,936
Global Equity	1,326,453	31,837	(74,310)	1,283,980	—	—	51,687	(730,875)	14,637,366
Global Shareholder Yield	706,454	8,120	(50,368)	664,206	49,895	—	78,985	(225,849)	7,385,969
Global Short Duration Credit	1,121,299	28,782	(90,309)	1,059,772	132,848	—	(107,804)	(145,634)	9,114,036
Health Sciences	802,264	41,406	(56,010)	787,660	—	—	1,003	(169,746)	3,835,906
High Yield (JHAM)	2,750,744	86,880	(211,106)	2,626,518	133,948	—	(12,954)	(328,793)	8,667,511
High Yield (WAMCO)	593,172	18,405	(42,753)	568,824	71,257	—	(3,923)	(214,736)	4,391,319
International Growth	265,796	20,249	(18,427)	267,618	—	—	31,266	(701,089)	6,952,725
International Growth Stock	581,071	—	(14,789)	566,282	—	—	16,672	(478,782)	7,157,809

       24

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
International Small Cap	355,853	23,553	(21,706)	357,700	—	—	(19,756)	(691,137)	7,025,226
International Small Company	618,151	44,307	(28,279)	634,179	—	—	14,002	(855,245)	7,052,067
International Value	450,918	18,149	(32,417)	436,650	—	—	49,071	(494,578)	6,711,308
International Value Equity	889,207	7,325	(896,532)	—	50,155	—	471,596	(846,689)	—
Mid Cap Stock	651,812	4,105	—	655,917	—	—	—	(1,333,587)	15,801,031
Mid Value	1,075,198	—	—	1,075,198	—	—	—	(1,053,694)	17,310,687
Real Return Bond	3,506,760	69,213	(231,629)	3,344,344	437,748	—	(112,848)	(1,181,433)	35,249,385
Science & Technology	788,318	100,894	(59,301)	829,911	—	—	(166,732)	(382,742)	4,381,931
Short Duration Credit Opportunities	2,929,094	54,468	(252,059)	2,731,503	280,806	—	(150,473)	(173,747)	25,293,722
Short Term Government Income	898,209	7,816	(77,463)	828,562	40,087	—	(19,839)	(701)	7,680,770
Small Cap Growth	169,152	193	—	169,345	—	—	—	(393,989)	2,873,783
Small Cap Stock	269,827	2,571	(15,362)	257,036	—	—	25,133	(402,000)	2,757,991
Small Cap Value	221,989	638	—	222,627	—	—	—	(503,291)	4,641,764
Small Company Value	109,561	10,669	(19,693)	100,537	—	—	(26,929)	(326,492)	2,830,103
Spectrum Income	2,779,506	27,692	(188,887)	2,618,311	230,928	—	(55,818)	(542,249)	26,732,956
Strategic Equity Allocation	13,523,558	622,469	(946,734)	13,199,293	—	—	720,545	(11,227,505)	166,971,057
Strategic Income Opportunities	5,038,695	86,603	(359,978)	4,765,320	497,391	—	(210,909)	(1,053,690)	48,082,075
Total Return	4,033,999	59,691	(322,258)	3,771,432	575,569	—	(197,094)	(963,591)	49,217,191
U.S. High Yield Bond	615,738	16,525	(50,095)	582,168	92,346	—	(16,822)	(172,969)	6,333,993
U.S. Quality Growth	476,278	111,042	(587,320)	—	—	$1,818,522	3,095,705	(4,937,543)	—
Value Equity	519,859	24,296	(46,734)	497,421	—	—	45,604	(324,937)	6,073,505
					$4,170,307	$1,818,522	$3,089,311	($42,739,280)	$848,176,931
Multimanager 2015 Lifetime Portfolio
Absolute Return Currency	739,282	—	(80,275)	659,007	—	—	($3,253)	$75,255	$6,128,769
Asia Pacific Total Return Bond	629,077	5,251	(64,809)	569,519	—	—	(37,418)	59,639	5,433,216
Blue Chip Growth	62,090	54,890	(9,743)	107,237	—	—	28,432	(302,368)	4,326,999
Bond	1,935,378	44,684	(181,437)	1,798,625	$274,015	—	(113,863)	(481,874)	27,159,241
Capital Appreciation	137,192	46,037	(16,439)	166,790	—	—	29,611	(288,983)	2,865,461
Capital Appreciation Value	1,238,134	21,872	(116,263)	1,143,743	—	—	208,813	(497,770)	13,759,232
Core Bond	1,866,901	35,662	(177,034)	1,725,529	190,435	—	(108,554)	(280,645)	21,448,322
Disciplined Value	143,646	8,326	(16,305)	135,667	—	—	36,573	(131,481)	3,000,946
Disciplined Value International	8,719	175,681	(3,157)	181,243	—	—	(833)	(80,828)	2,249,230
Diversified Real Assets	674,793	43,485	(49,253)	669,025	—	—	(16,746)	(503,438)	6,429,329
Emerging Markets	246,302	3,501	(45,699)	204,104	—	—	123,932	(298,759)	2,132,884
Emerging Markets Debt	1,321,588	66,533	—	1,388,121	146,703	—	—	(190,511)	12,090,535
Emerging Markets Equity	240,822	848	—	241,670	—	—	—	(165,608)	2,554,450
Equity Income	200,235	10,986	(20,615)	190,606	19,573	—	102,260	(246,802)	3,852,146
Financial Industries	65,727	4,547	(6,531)	63,743	—	—	8,348	(100,372)	1,239,802
Floating Rate Income	1,661,916	41,666	(172,308)	1,531,274	138,131	—	(39,877)	(204,472)	12,678,949
Fundamental Global Franchise	316,908	10,391	(10,067)	317,232	—	—	3,293	(354,310)	3,800,442
Fundamental Large Cap Core	45,794	3,554	(2,146)	47,202	—	—	9,509	(286,258)	2,300,638
Global Absolute Return Strategies	664,989	—	(403,884)	261,105	—	—	(98,328)	(16,196)	2,616,264

       25

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Global Bond	338,486	1,693	(28,622)	311,557	—	—	23,019	(116,821)	3,869,534
Global Equity	506,763	17,491	(41,386)	482,868	—	—	27,447	(287,172)	5,504,700
Global Shareholder Yield	335,438	5,669	(32,491)	308,616	23,254	—	54,040	(122,798)	3,431,812
Global Short Duration Credit	498,515	13,665	(47,431)	464,749	58,036	—	(55,798)	(54,574)	3,996,839
Health Sciences	175,201	11,910	(20,849)	166,262	—	—	(343)	(36,171)	809,697
High Yield (JHAM)	1,189,396	39,414	(107,687)	1,121,123	56,916	—	(5,187)	(139,738)	3,699,705
High Yield (WAMCO)	255,934	5,522	(22,239)	239,217	30,279	—	35,101	(127,847)	1,846,759
International Growth	85,861	6,720	(6,265)	86,316	—	—	13,892	(229,982)	2,242,500
International Growth Stock	173,205	—	(7,521)	165,684	—	—	12,721	(148,532)	2,094,241
International Small Cap	104,620	6,943	(8,166)	103,397	—	—	8,738	(216,865)	2,030,710
International Small Company	181,712	17,237	(13,258)	185,691	—	—	31,294	(277,089)	2,064,886
International Value	142,171	4,912	(11,560)	135,523	—	—	27,716	(167,711)	2,082,984
International Value Equity	280,476	1,159	(281,635)	—	15,663	—	152,211	(269,907)	—
Mid Cap Stock	195,430	257	—	195,687	—	—	—	(401,985)	4,714,105
Mid Value	330,665	—	—	330,665	—	—	—	(324,052)	5,323,706
Real Return Bond	1,592,605	35,838	(129,863)	1,498,580	195,398	—	(48,771)	(529,852)	15,795,034
Science & Technology	177,376	22,702	(15,508)	184,570	—	—	(11,858)	(109,615)	974,531
Short Duration Credit Opportunities	1,252,779	24,359	(124,495)	1,152,643	118,105	—	(73,754)	(62,130)	10,673,472
Short Term Government Income	146,730	1,472	(15,616)	132,586	6,431	—	(3,113)	(209)	1,229,069
Small Cap Growth	46,077	—	—	46,077	—	—	—	(107,360)	781,930
Small Cap Stock	73,427	142	(8,484)	65,085	—	—	34,099	(138,442)	698,361
Small Cap Value	65,330	—	—	65,330	—	—	—	(148,299)	1,362,128
Small Company Value	32,282	6,606	(12,335)	26,553	—	—	67,953	(175,558)	747,456
Spectrum Income	1,176,967	13,430	(101,758)	1,088,639	96,200	—	6,472	(254,867)	11,115,003
Strategic Equity Allocation	4,428,504	228,456	(357,028)	4,299,932	—	—	696,736	(4,115,587)	54,394,140
Strategic Income Opportunities	2,134,894	43,285	(187,151)	1,991,028	207,205	—	(60,497)	(464,699)	20,089,474
Total Return	2,011,633	30,869	(189,863)	1,852,639	282,846	—	(111,197)	(459,682)	24,176,941
U.S. High Yield Bond	266,150	8,144	(25,781)	248,513	39,229	—	25,557	(105,896)	2,703,823
U.S. Quality Growth	125,842	28,773	(154,615)	—	—	$476,200	841,907	(1,325,115)	—
Value Equity	146,265	7,546	(16,061)	137,750	—	—	25,370	(103,652)	1,681,930
					$1,898,419	$476,200	$1,845,654	($15,317,988)	$326,202,325
Multimanager 2010 Lifetime Portfolio
Absolute Return Currency	492,833	—	(47,332)	445,501	—	—	($7,396)	$56,226	$4,143,164
Asia Pacific Total Return Bond	420,352	12,160	(51,714)	380,798	—	—	(30,041)	45,534	3,632,809
Blue Chip Growth	30,826	31,007	(9,399)	52,434	—	—	(5,276)	(130,617)	2,115,723
Bond	1,237,786	67,368	(136,569)	1,168,585	$177,524	—	(93,288)	(293,561)	17,645,628
Capital Appreciation	66,857	26,530	(13,817)	79,570	—	—	(489)	(126,475)	1,367,012
Capital Appreciation Value	693,302	16,165	(59,890)	649,577	—	—	87,297	(255,155)	7,814,410
Core Bond	1,402,682	58,483	(162,108)	1,299,057	144,280	—	(106,799)	(189,720)	16,147,283
Disciplined Value	66,225	5,062	(9,314)	61,973	—	—	22,486	(66,160)	1,370,848
Disciplined Value International	3,817	81,828	(2,040)	83,605	—	—	(1,200)	(37,834)	1,037,533
Diversified Real Assets	363,214	31,846	(36,624)	358,436	—	—	(12,552)	(271,206)	3,444,571
Emerging Markets	102,793	1,782	(22,519)	82,056	—	—	53,998	(127,804)	857,488

       26

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Emerging Markets Debt	841,424	34,096	—	875,520	93,251	—	—	(120,717)	7,625,781
Emerging Markets Equity	102,148	878	—	103,026	—	—	—	(70,410)	1,088,980
Equity Income	92,517	5,936	(11,378)	87,075	9,174	—	45,542	(112,487)	1,759,779
Floating Rate Income	1,009,390	37,434	(110,604)	936,220	84,926	—	(23,102)	(127,263)	7,751,904
Fundamental Global Franchise	188,097	9,385	(6,660)	190,822	—	—	658	(212,539)	2,286,046
Fundamental Large Cap Core	23,082	2,174	(842)	24,414	—	—	1,624	(143,798)	1,189,942
Global Absolute Return Strategies	442,866	—	(267,714)	175,152	—	—	(33,355)	(44,042)	1,755,027
Global Bond	245,639	6,019	(23,292)	228,366	—	—	12,716	(81,586)	2,836,310
Global Equity	294,147	9,409	(21,566)	281,990	—	—	9,870	(164,164)	3,214,687
Global Shareholder Yield	230,666	5,453	(22,194)	213,925	16,208	—	37,308	(84,954)	2,378,846
Global Short Duration Credit	300,831	12,044	(31,502)	281,373	35,422	—	(38,081)	(29,465)	2,419,808
High Yield (JHAM)	802,858	35,393	(78,930)	759,321	38,880	—	(4,942)	(94,270)	2,505,760
High Yield (WAMCO)	172,352	7,473	(15,788)	164,037	20,605	—	19,654	(82,916)	1,266,367
International Growth	37,819	4,034	(3,560)	38,293	—	—	1,677	(98,990)	994,843
International Growth Stock	90,785	—	(1,859)	88,926	—	—	3,290	(75,968)	1,124,026
International Small Cap	47,075	3,743	(3,605)	47,213	—	—	(3,482)	(92,426)	927,259
International Small Company	81,704	8,889	(6,271)	84,322	—	—	(1,788)	(111,078)	937,663
International Value	71,340	4,516	(6,609)	69,247	—	—	5,327	(77,228)	1,064,327
International Value Equity	130,010	4,842	(134,852)	—	7,525	—	69,759	(125,837)	—
Mid Cap Stock	90,984	634	—	91,618	—	—	—	(186,025)	2,207,080
Mid Value	150,718	—	—	150,718	—	—	—	(147,703)	2,426,556
Real Return Bond	1,030,022	51,493	(108,927)	972,588	127,662	—	(51,191)	(327,462)	10,251,081
Short Duration Credit Opportunities	737,178	24,508	(80,816)	680,870	70,322	—	(49,929)	(31,288)	6,304,858
Short Term Government Income	146,642	4,377	(17,222)	133,797	6,480	—	(4,740)	1,364	1,240,297
Small Cap Stock	60,999	361	(2,415)	58,945	—	—	884	(86,226)	632,479
Small Cap Value	45,165	139	—	45,304	—	—	—	(102,409)	944,582
Spectrum Income	699,669	21,558	(69,599)	651,628	57,827	—	7,471	(156,987)	6,653,117
Strategic Equity Allocation	2,176,676	167,581	(246,147)	2,098,110	—	—	271,833	(1,971,307)	26,541,089
Strategic Income Opportunities	1,270,750	43,263	(127,122)	1,186,891	124,553	—	(1,997)	(313,704)	11,975,727
Total Return	1,329,023	54,159	(147,435)	1,235,747	188,363	—	(92,595)	(289,518)	16,126,501
U.S. High Yield Bond	179,715	6,985	(18,363)	168,337	26,725	—	13,707	(68,772)	1,831,504
U.S. Quality Growth	61,386	14,391	(75,777)	—	—	$236,079	406,996	(646,398)	—
Value Equity	67,152	4,509	(7,938)	63,723	—	—	9,828	(46,527)	778,054
					$1,229,727	$236,079	$519,682	($7,719,872)	$190,616,749

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

       27

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	LCQ1	11/18
This report is for the information of the shareholders of John Hancock Multimanager Lifetime Portfolios.		1/19

John Hancock

Multi-Index Lifetime Portfolios

Quarterly portfolio holdings 11/30/18

Portfolios' investments
MULTI-INDEX 2060 LIFETIME PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.9%
Equity - 59.9%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	889,217	$11,248,599

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $11,785,352)		$11,248,599
UNAFFILIATED INVESTMENT COMPANIES - 39.8%
Exchange-traded funds - 39.8%
Financial Select Sector SPDR Fund	11,675	314,875
Invesco Senior Loan ETF (D)	5,048	114,388
iShares Edge MSCI Min Vol USA ETF	16,511	932,872
iShares Global Infrastructure ETF	1,278	52,807
iShares JP Morgan USD Emerging Markets Bond ETF	767	79,530
iShares TIPS Bond ETF	286	31,251
SPDR Bloomberg Barclays High Yield Bond ETF (D)	1,300	45,149
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,467	39,330
Vanguard Dividend Appreciation ETF	5,788	624,815
Vanguard Energy ETF	2,742	246,122
Vanguard FTSE All World ex-US Small-Cap ETF	3,393	345,950
Vanguard FTSE Developed Markets ETF	11,270	447,983
Vanguard FTSE Emerging Markets ETF	17,522	695,448
Vanguard Global ex-U.S. Real Estate ETF	955	52,582
Vanguard Health Care ETF	1,269	225,121
Vanguard Information Technology ETF	1,053	192,352
Vanguard Intermediate-Term Corporate Bond ETF	4,490	368,674
Vanguard Materials ETF	877	106,161
Vanguard Mid-Cap ETF	7,058	1,086,861
Vanguard Real Estate ETF	1,950	159,861
Vanguard S&P 500 ETF	120	30,418
Vanguard Short-Term Bond ETF	3,271	255,400
Vanguard Short-Term Corporate Bond ETF	2,547	197,851
Vanguard Short-Term Inflation-Protected Securities ETF	1,294	62,345
Vanguard Small-Cap ETF	2,874	429,174
Vanguard Total Bond Market ETF	3,802	297,088
Xtrackers USD High Yield Corporate Bond ETF	963	46,503
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $7,463,010)		$7,480,911

SECURITIES LENDING COLLATERAL - 0.8%
John Hancock Collateral Trust, 2.3749% (E)(F)	14,783	147,871

TOTAL SECURITIES LENDING COLLATERAL (Cost $147,879)		$147,871
SHORT-TERM INVESTMENTS - 0.5%
Money market funds - 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (E)	96,709	96,709
MULTI-INDEX 2060 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $96,709)	$96,709
Total investments (Cost $19,492,950) - 101.0%	$18,974,090
Other assets and liabilities, net - (1.0%)	(192,164)
TOTAL NET ASSETS - 100.0%	$18,781,926
MULTI-INDEX 2055 LIFETIME PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.9%
Equity - 59.9%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	3,387,954	$42,857,619

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $43,688,899)		$42,857,619
UNAFFILIATED INVESTMENT COMPANIES - 39.9%
Exchange-traded funds - 39.9%
Financial Select Sector SPDR Fund	44,449	1,198,790
Invesco Senior Loan ETF (D)	19,219	435,503
iShares Edge MSCI Min Vol USA ETF	62,963	3,557,410
iShares Global Infrastructure ETF	4,868	201,146
iShares JP Morgan USD Emerging Markets Bond ETF	2,923	303,086
iShares TIPS Bond ETF	1,091	119,214
SPDR Bloomberg Barclays High Yield Bond ETF (D)	4,949	171,879
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	5,587	149,787
Vanguard Dividend Appreciation ETF	22,121	2,387,962
Vanguard Energy ETF	10,469	939,697
Vanguard FTSE All World ex-US Small-Cap ETF	12,920	1,317,323
Vanguard FTSE Developed Markets ETF	42,905	1,705,474
Vanguard FTSE Emerging Markets ETF	66,795	2,651,094
Vanguard Global ex-U.S. Real Estate ETF	3,636	200,198
Vanguard Health Care ETF	4,853	860,922
Vanguard Information Technology ETF	4,028	735,795
Vanguard Intermediate-Term Corporate Bond ETF	17,093	1,403,506
Vanguard Materials ETF	3,354	406,002
Vanguard Mid-Cap ETF	26,930	4,146,951
Vanguard Real Estate ETF	7,424	608,620
Vanguard S&P 500 ETF	459	116,347
Vanguard Short-Term Bond ETF	12,454	972,408
Vanguard Short-Term Corporate Bond ETF	9,699	753,418
Vanguard Short-Term Inflation-Protected Securities ETF	4,927	237,383
Vanguard Small-Cap ETF	10,986	1,640,539
Vanguard Total Bond Market ETF	14,476	1,131,155
Xtrackers USD High Yield Corporate Bond ETF	3,668	177,128
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $26,653,540)		$28,528,737
2	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SECURITIES LENDING COLLATERAL - 0.8%
John Hancock Collateral Trust, 2.3749% (E)(F)	58,809	$588,239

TOTAL SECURITIES LENDING COLLATERAL (Cost $588,257)		$588,239
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (E)	152,523	152,523

TOTAL SHORT-TERM INVESTMENTS (Cost $152,523)		$152,523
Total investments (Cost $71,083,219) - 100.8%		$72,127,118
Other assets and liabilities, net - (0.8%)		(581,701)
TOTAL NET ASSETS - 100.0%		$71,545,417
MULTI-INDEX 2050 LIFETIME PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.9%
Equity - 59.9%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	4,992,617	$63,156,599

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $64,880,430)		$63,156,599
UNAFFILIATED INVESTMENT COMPANIES - 39.9%
Exchange-traded funds - 39.9%
Financial Select Sector SPDR Fund	65,432	1,764,701
Invesco Senior Loan ETF	28,097	636,678
iShares Edge MSCI Min Vol USA ETF	93,053	5,257,495
iShares Global Infrastructure ETF	7,139	294,983
iShares JP Morgan USD Emerging Markets Bond ETF	4,303	446,178
iShares TIPS Bond ETF	1,606	175,488
SPDR Bloomberg Barclays High Yield Bond ETF (D)	7,290	253,182
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	8,204	219,949
Vanguard Dividend Appreciation ETF	32,693	3,529,209
Vanguard Energy ETF	15,449	1,386,702
Vanguard FTSE All World ex-US Small-Cap ETF	19,095	1,946,926
Vanguard FTSE Developed Markets ETF	63,129	2,509,378
Vanguard FTSE Emerging Markets ETF	99,120	3,934,073
Vanguard Global ex-U.S. Real Estate ETF	5,407	297,709
Vanguard Health Care ETF	7,114	1,262,024
Vanguard Information Technology ETF	5,916	1,080,676
Vanguard Intermediate-Term Corporate Bond ETF	25,049	2,056,773
Vanguard Materials ETF	4,957	600,045
Vanguard Mid-Cap ETF	39,799	6,128,648
Vanguard Real Estate ETF	11,047	905,633
Vanguard S&P 500 ETF	678	171,859
Vanguard Short-Term Bond ETF	18,301	1,428,942
Vanguard Short-Term Corporate Bond ETF	14,264	1,108,028
MULTI-INDEX 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Short-Term Inflation-Protected Securities ETF	7,251	$349,353
Vanguard Small-Cap ETF	16,210	2,420,639
Vanguard Total Bond Market ETF	21,286	1,663,288
Xtrackers USD High Yield Corporate Bond ETF	5,402	260,863
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $39,497,397)		$42,089,422

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral Trust, 2.3749% (E)(F)	24,827	248,333

TOTAL SECURITIES LENDING COLLATERAL (Cost $248,338)		$248,333
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (E)	1,022	1,022

TOTAL SHORT-TERM INVESTMENTS (Cost $1,022)		$1,022
Total investments (Cost $104,627,187) - 100.1%		$105,495,376
Other assets and liabilities, net - (0.1%)		(65,877)
TOTAL NET ASSETS - 100.0%		$105,429,499
MULTI-INDEX 2045 LIFETIME PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.9%
Equity - 59.9%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	7,031,530	$88,948,852

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $91,252,818)		$88,948,852
UNAFFILIATED INVESTMENT COMPANIES - 40.0%
Exchange-traded funds - 40.0%
Financial Select Sector SPDR Fund	92,172	2,485,879
Invesco Senior Loan ETF (D)	39,845	902,888
iShares Edge MSCI Min Vol USA ETF	131,026	7,402,969
iShares Global Infrastructure ETF	10,110	417,745
iShares JP Morgan USD Emerging Markets Bond ETF	6,054	627,739
iShares TIPS Bond ETF	2,269	247,934
SPDR Bloomberg Barclays High Yield Bond ETF (D)	10,286	357,233
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	11,584	310,567
Vanguard Dividend Appreciation ETF	46,013	4,967,103
Vanguard Energy ETF	21,814	1,958,025
Vanguard FTSE All World ex-US Small-Cap ETF	26,875	2,740,175
Vanguard FTSE Developed Markets ETF	88,924	3,534,729
Vanguard FTSE Emerging Markets ETF	140,970	5,595,099
Vanguard Global ex-U.S. Real Estate ETF	7,628	419,998
Vanguard Health Care ETF (D)	10,163	1,802,916
Vanguard Information Technology ETF	8,391	1,532,784
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	3

MULTI-INDEX 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Intermediate-Term Corporate Bond ETF	35,397	$2,906,448
Vanguard Materials ETF	6,991	846,261
Vanguard Mid-Cap ETF	56,019	8,626,366
Vanguard Real Estate ETF	15,595	1,278,478
Vanguard S&P 500 ETF	954	241,820
Vanguard Short-Term Bond ETF	25,840	2,017,587
Vanguard Short-Term Corporate Bond ETF	20,140	1,564,475
Vanguard Short-Term Inflation-Protected Securities ETF	10,247	493,700
Vanguard Small-Cap ETF	22,853	3,412,638
Vanguard Total Bond Market ETF	30,056	2,348,576
Xtrackers USD High Yield Corporate Bond ETF	7,631	368,501
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $55,553,633)		$59,408,633

SECURITIES LENDING COLLATERAL - 1.0%
John Hancock Collateral Trust, 2.3749% (E)(F)	154,702	1,547,419

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,547,481)		$1,547,419
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (E)	97,512	97,512

TOTAL SHORT-TERM INVESTMENTS (Cost $97,512)		$97,512
Total investments (Cost $148,451,444) - 101.0%		$150,002,416
Other assets and liabilities, net - (1.0%)		(1,435,189)
TOTAL NET ASSETS - 100.0%		$148,567,227
MULTI-INDEX 2040 LIFETIME PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.2%
Equity - 58.2%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	8,095,149	$102,403,638

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $104,373,323)		$102,403,638
UNAFFILIATED INVESTMENT COMPANIES - 41.7%
Exchange-traded funds - 41.7%
Financial Select Sector SPDR Fund	108,355	2,922,334
Invesco Senior Loan ETF	52,873	1,198,102
iShares Edge MSCI Min Vol USA ETF	154,937	8,753,941
iShares Global Infrastructure ETF	11,884	491,047
iShares JP Morgan USD Emerging Markets Bond ETF	7,978	827,239
iShares TIPS Bond ETF	2,954	322,784
SPDR Bloomberg Barclays High Yield Bond ETF (D)	14,671	509,524
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	15,072	404,080
MULTI-INDEX 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Dividend Appreciation ETF	53,962	$5,825,198
Vanguard Energy ETF	25,607	2,298,484
Vanguard FTSE All World ex-US Small-Cap ETF	31,504	3,212,148
Vanguard FTSE Developed Markets ETF	104,388	4,149,423
Vanguard FTSE Emerging Markets ETF	165,490	6,568,298
Vanguard Global ex-U.S. Real Estate ETF	8,937	492,071
Vanguard Health Care ETF	11,719	2,078,951
Vanguard Information Technology ETF	9,655	1,763,679
Vanguard Intermediate-Term Corporate Bond ETF	50,740	4,166,261
Vanguard Materials ETF	8,205	993,215
Vanguard Mid-Cap ETF	65,642	10,108,212
Vanguard Real Estate ETF	18,245	1,495,725
Vanguard S&P 500 ETF	1,429	362,223
Vanguard Short-Term Bond ETF	46,527	3,632,828
Vanguard Short-Term Corporate Bond ETF	29,406	2,284,258
Vanguard Short-Term Inflation-Protected Securities ETF	13,377	644,504
Vanguard Small-Cap ETF	26,780	3,999,057
Vanguard Total Bond Market ETF	42,952	3,356,269
Xtrackers USD High Yield Corporate Bond ETF	9,042	436,638
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $68,291,788)		$73,296,493

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral Trust, 2.3749% (E)(F)	50,226	502,388

TOTAL SECURITIES LENDING COLLATERAL (Cost $502,398)		$502,388
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (E)	62,439	62,439

TOTAL SHORT-TERM INVESTMENTS (Cost $62,439)		$62,439
Total investments (Cost $173,229,948) - 100.2%		$176,264,958
Other assets and liabilities, net - (0.2%)		(340,512)
TOTAL NET ASSETS - 100.0%		$175,924,446
MULTI-INDEX 2035 LIFETIME PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 54.2%
Equity - 54.2%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	8,973,010	$113,508,573

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $115,118,656)		$113,508,573
UNAFFILIATED INVESTMENT COMPANIES - 45.7%
Exchange-traded funds - 45.7%
Financial Select Sector SPDR Fund	123,280	3,324,862
Invesco Senior Loan ETF	153,204	3,471,603
4	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
iShares Edge MSCI Min Vol USA ETF	177,871	$10,049,712
iShares Global Infrastructure ETF	13,427	554,804
iShares JP Morgan USD Emerging Markets Bond ETF	19,660	2,038,545
iShares TIPS Bond ETF	7,146	780,843
SPDR Bloomberg Barclays High Yield Bond ETF (D)	42,098	1,462,064
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	39,872	1,068,968
Vanguard Dividend Appreciation ETF	62,401	6,736,188
Vanguard Energy ETF	28,871	2,591,461
Vanguard FTSE All World ex-US Small-Cap ETF (D)	34,746	3,542,702
Vanguard FTSE Developed Markets ETF	114,250	4,541,438
Vanguard FTSE Emerging Markets ETF	168,651	6,693,758
Vanguard Global ex-U.S. Real Estate ETF	10,031	552,307
Vanguard Health Care ETF	11,996	2,128,090
Vanguard Information Technology ETF	9,834	1,796,377
Vanguard Intermediate-Term Corporate Bond ETF	91,635	7,524,150
Vanguard Materials ETF	9,263	1,121,286
Vanguard Mid-Cap ETF	73,191	11,270,682
Vanguard Real Estate ETF	20,603	1,689,034
Vanguard S&P 500 ETF	2,649	671,469
Vanguard Short-Term Bond ETF	68,876	5,377,838
Vanguard Short-Term Corporate Bond ETF	51,269	3,982,576
Vanguard Short-Term Inflation-Protected Securities ETF	32,285	1,555,491
Vanguard Small-Cap ETF	28,120	4,199,159
Vanguard Total Bond Market ETF	77,655	6,067,962
Xtrackers USD High Yield Corporate Bond ETF	21,470	1,036,786
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $90,234,438)		$95,830,155

SECURITIES LENDING COLLATERAL - 0.7%
John Hancock Collateral Trust, 2.3749% (E)(F)	149,635	1,496,739

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,496,768)		$1,496,739
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (E)	1,022	1,022

TOTAL SHORT-TERM INVESTMENTS (Cost $1,022)		$1,022
Total investments (Cost $206,850,884) - 100.6%		$210,836,489
Other assets and liabilities, net - (0.6%)		(1,223,191)
TOTAL NET ASSETS - 100.0%		$209,613,298
MULTI-INDEX 2030 LIFETIME PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 47.5%
Equity - 47.5%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	8,622,023	$109,068,587

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $109,966,147)		$109,068,587
UNAFFILIATED INVESTMENT COMPANIES - 52.4%
Exchange-traded funds - 52.4%
Financial Select Sector SPDR Fund	121,936	3,288,614
Invesco Senior Loan ETF (D)	254,393	5,764,545
iShares Edge MSCI Min Vol USA ETF	193,460	10,930,490
iShares Global Infrastructure ETF	13,408	554,019
iShares JP Morgan USD Emerging Markets Bond ETF	38,571	3,999,427
iShares TIPS Bond ETF	14,487	1,582,994
SPDR Bloomberg Barclays High Yield Bond ETF (D)	89,434	3,106,043
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	77,014	2,064,745
Vanguard Dividend Appreciation ETF	67,679	7,305,948
Vanguard Energy ETF	28,731	2,578,895
Vanguard FTSE All World ex-US Small-Cap ETF	32,620	3,325,935
Vanguard FTSE Developed Markets ETF	112,608	4,476,168
Vanguard FTSE Emerging Markets ETF	139,037	5,518,379
Vanguard Global ex-U.S. Real Estate ETF	10,086	555,335
Vanguard Health Care ETF	11,098	1,968,785
Vanguard Information Technology ETF	9,721	1,775,735
Vanguard Intermediate-Term Corporate Bond ETF	160,200	13,154,022
Vanguard Materials ETF	9,204	1,114,144
Vanguard Mid-Cap ETF	68,704	10,579,729
Vanguard Real Estate ETF	20,591	1,688,050
Vanguard S&P 500 ETF	4,086	1,035,719
Vanguard Short-Term Bond ETF	107,739	8,412,261
Vanguard Short-Term Corporate Bond ETF	87,305	6,781,852
Vanguard Short-Term Inflation-Protected Securities ETF	65,670	3,163,981
Vanguard Small-Cap ETF	20,899	3,120,849
Vanguard Total Bond Market ETF	136,128	10,637,042
Xtrackers USD High Yield Corporate Bond ETF	35,556	1,716,999
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $114,889,665)		$120,200,705

SECURITIES LENDING COLLATERAL - 2.5%
John Hancock Collateral Trust, 2.3749% (E)(F)	566,109	5,662,563

TOTAL SECURITIES LENDING COLLATERAL (Cost $5,662,651)		$5,662,563
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (E)	212,710	212,710
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	5

MULTI-INDEX 2030 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $212,710)	$212,710
Total investments (Cost $230,731,173) - 102.5%	$235,144,565
Other assets and liabilities, net - (2.5%)	(5,759,274)
TOTAL NET ASSETS - 100.0%	$229,385,291
MULTI-INDEX 2025 LIFETIME PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 40.5%
Equity - 40.5%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	6,631,018	$83,882,379

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $84,276,389)		$83,882,379
UNAFFILIATED INVESTMENT COMPANIES - 59.4%
Exchange-traded funds - 59.4%
Financial Select Sector SPDR Fund	97,652	2,633,674
Invesco Senior Loan ETF (D)	398,746	9,035,584
iShares Edge MSCI Min Vol USA ETF	167,847	9,483,356
iShares Global Infrastructure ETF (D)	10,639	439,603
iShares JP Morgan USD Emerging Markets Bond ETF	41,279	4,280,220
iShares TIPS Bond ETF	19,971	2,182,231
SPDR Bloomberg Barclays High Yield Bond ETF (D)	125,447	4,356,774
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	103,691	2,779,956
Vanguard Dividend Appreciation ETF	58,716	6,338,392
Vanguard Energy ETF	22,884	2,054,068
Vanguard FTSE All World ex-US Small-Cap ETF	22,760	2,320,610
Vanguard FTSE Developed Markets ETF	68,542	2,724,545
Vanguard FTSE Emerging Markets ETF	83,245	3,303,994
Vanguard Global ex-U.S. Real Estate ETF	8,023	441,746
Vanguard Health Care ETF	8,424	1,494,418
Vanguard Information Technology ETF	7,328	1,338,606
Vanguard Intermediate-Term Corporate Bond ETF	207,693	17,053,672
Vanguard Materials ETF	7,333	887,660
Vanguard Mid-Cap ETF (D)	50,587	7,789,892
Vanguard Real Estate ETF	16,261	1,333,077
Vanguard S&P 500 ETF	2,168	549,545
Vanguard Short-Term Bond ETF	111,007	8,667,427
Vanguard Short-Term Corporate Bond ETF	109,162	8,479,704
Vanguard Short-Term Inflation-Protected Securities ETF	90,258	4,348,630
Vanguard Small-Cap ETF	16,035	2,394,506
Vanguard Total Bond Market ETF	177,305	13,854,613
Xtrackers USD High Yield Corporate Bond ETF	47,292	2,283,731
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $119,062,052)		$122,850,234
MULTI-INDEX 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SECURITIES LENDING COLLATERAL - 4.0%
John Hancock Collateral Trust, 2.3749% (E)(F)	835,199	$8,354,165

TOTAL SECURITIES LENDING COLLATERAL (Cost $8,354,239)		$8,354,165
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (E)	161,014	161,014

TOTAL SHORT-TERM INVESTMENTS (Cost $161,014)		$161,014
Total investments (Cost $211,853,694) - 104.0%		$215,247,792
Other assets and liabilities, net - (4.0%)		(8,278,405)
TOTAL NET ASSETS - 100.0%		$206,969,387
MULTI-INDEX 2020 LIFETIME PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 33.2%
Equity - 33.2%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	3,647,053	$46,135,224

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $46,037,935)		$46,135,224
UNAFFILIATED INVESTMENT COMPANIES - 67.1%
Exchange-traded funds - 67.1%
Financial Select Sector SPDR Fund	50,520	1,362,524
Invesco Senior Loan ETF (D)	335,835	7,610,021
iShares Edge MSCI Min Vol USA ETF (D)	118,988	6,722,822
iShares Global Infrastructure ETF	6,372	263,291
iShares JP Morgan USD Emerging Markets Bond ETF	32,296	3,348,772
iShares TIPS Bond ETF	17,533	1,915,831
SPDR Bloomberg Barclays High Yield Bond ETF (D)	112,125	3,894,101
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	90,448	2,424,911
Vanguard Dividend Appreciation ETF	41,398	4,468,914
Vanguard Energy ETF	13,581	1,219,031
Vanguard FTSE All World ex-US Small-Cap ETF	11,303	1,152,454
Vanguard FTSE Developed Markets ETF	27,509	1,093,483
Vanguard FTSE Emerging Markets ETF	30,848	1,224,357
Vanguard Global ex-U.S. Real Estate ETF	4,811	264,894
Vanguard Health Care ETF	3,554	630,480
Vanguard Information Technology ETF	3,944	720,450
Vanguard Intermediate-Term Bond ETF	10,875	870,979
Vanguard Intermediate-Term Corporate Bond ETF	184,989	15,189,447
Vanguard Materials ETF	4,340	525,357
Vanguard Mid-Cap ETF	25,224	3,884,244
Vanguard Real Estate ETF	9,781	801,846
Vanguard S&P 500 ETF	27	6,844
Vanguard Short-Term Bond ETF	86,277	6,736,508
6	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Short-Term Corporate Bond ETF	99,221	$7,707,487
Vanguard Short-Term Inflation-Protected Securities ETF	79,098	3,810,942
Vanguard Small-Cap ETF	8,227	1,228,537
Vanguard Total Bond Market ETF	158,346	12,373,156
Xtrackers USD High Yield Corporate Bond ETF	40,085	1,935,705
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $91,775,004)		$93,387,388

SECURITIES LENDING COLLATERAL - 10.9%
John Hancock Collateral Trust, 2.3749% (E)(F)	1,522,190	15,225,860

TOTAL SECURITIES LENDING COLLATERAL (Cost $15,226,846)		$15,225,860
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (E)	27,820	27,820

TOTAL SHORT-TERM INVESTMENTS (Cost $27,820)		$27,820
Total investments (Cost $153,067,605) - 111.2%		$154,776,292
Other assets and liabilities, net - (11.2%)		(15,625,910)
TOTAL NET ASSETS - 100.0%		$139,150,382
MULTI-INDEX 2015 LIFETIME PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 27.3%
Equity - 27.3%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	915,610	$11,582,467

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $11,425,982)		$11,582,467
UNAFFILIATED INVESTMENT COMPANIES - 72.7%
Exchange-traded funds - 72.7%
Financial Select Sector SPDR Fund	5,982	161,335
Invesco Senior Loan ETF (D)	117,363	2,659,446
iShares Edge MSCI Min Vol USA ETF	36,325	2,052,363
iShares Global Infrastructure ETF	1,707	70,533
iShares JP Morgan USD Emerging Markets Bond ETF	11,252	1,166,720
iShares TIPS Bond ETF	6,150	672,011
SPDR Bloomberg Barclays High Yield Bond ETF (D)	38,188	1,326,269
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	31,323	839,770
Vanguard Dividend Appreciation ETF	12,711	1,372,152
Vanguard Energy ETF	3,636	326,367
Vanguard FTSE Developed Markets ETF	5,068	201,453
Vanguard FTSE Emerging Markets ETF	6,539	259,533
Vanguard Global ex-U.S. Real Estate ETF	1,285	70,752
Vanguard Health Care ETF	602	106,795
Vanguard Information Technology ETF	679	124,033
MULTI-INDEX 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Intermediate-Term Bond ETF	9,898	$792,731
Vanguard Intermediate-Term Corporate Bond ETF	69,317	5,691,619
Vanguard Materials ETF	1,166	141,144
Vanguard Mid-Cap ETF	6,082	936,567
Vanguard Real Estate ETF	2,600	213,148
Vanguard S&P 500 ETF	8	2,028
Vanguard Short-Term Bond ETF	23,570	1,840,346
Vanguard Short-Term Corporate Bond ETF	37,992	2,951,219
Vanguard Short-Term Inflation-Protected Securities ETF	27,881	1,343,307
Vanguard Small-Cap ETF	1,687	251,917
Vanguard Total Bond Market ETF	58,812	4,595,570
Xtrackers USD High Yield Corporate Bond ETF	14,286	689,871
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $30,477,606)		$30,858,999

SECURITIES LENDING COLLATERAL - 9.4%
John Hancock Collateral Trust, 2.3749% (E)(F)	398,272	3,983,751

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,983,909)		$3,983,751
SHORT-TERM INVESTMENTS - 0.4%
Money market funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (E)	191,492	191,492

TOTAL SHORT-TERM INVESTMENTS (Cost $191,492)		$191,492
Total investments (Cost $46,078,989) - 109.8%		$46,616,709
Other assets and liabilities, net - (9.8%)		(4,152,119)
TOTAL NET ASSETS - 100.0%		$42,464,590
MULTI-INDEX 2010 LIFETIME PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 22.7%
Equity - 22.7%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	459,847	$5,817,059

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,797,629)		$5,817,059
UNAFFILIATED INVESTMENT COMPANIES - 78.3%
Exchange-traded funds - 78.3%
Invesco Senior Loan ETF (D)	73,716	1,670,405
iShares Edge MSCI Min Vol USA ETF	22,354	1,263,001
iShares Global Infrastructure ETF	968	39,998
iShares JP Morgan USD Emerging Markets Bond ETF	7,663	794,576
iShares TIPS Bond ETF	4,181	456,858
SPDR Bloomberg Barclays High Yield Bond ETF (D)	24,536	852,135
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	21,074	564,994
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	7

MULTI-INDEX 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Dividend Appreciation ETF	7,838	$846,112
Vanguard Energy ETF	2,063	185,175
Vanguard FTSE Developed Markets ETF	2,173	86,377
Vanguard FTSE Emerging Markets ETF	2,267	89,977
Vanguard Global ex-U.S. Real Estate ETF	723	39,808
Vanguard Intermediate-Term Bond ETF	8,992	720,169
Vanguard Intermediate-Term Corporate Bond ETF	47,739	3,919,849
Vanguard Materials ETF	663	80,256
Vanguard Mid-Cap ETF	2,889	444,877
Vanguard Real Estate ETF	1,476	121,002
Vanguard S&P 500 ETF	5	1,267
Vanguard Short-Term Bond ETF	14,949	1,167,218
Vanguard Short-Term Corporate Bond ETF	26,389	2,049,898
Vanguard Short-Term Inflation-Protected Securities ETF	18,950	913,011
Vanguard Small-Cap ETF	644	96,171
Vanguard Total Bond Market ETF	40,470	3,162,326
Xtrackers USD High Yield Corporate Bond ETF	9,612	464,163
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $20,051,910)		$20,029,623

SECURITIES LENDING COLLATERAL - 10.0%
John Hancock Collateral Trust, 2.3749% (E)(F)	256,390	2,564,571

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,564,707)		$2,564,571
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (E)	1,022	1,022

TOTAL SHORT-TERM INVESTMENTS (Cost $1,022)		$1,022
Total investments (Cost $28,415,268) - 111.0%		$28,412,275
Other assets and liabilities, net - (11.0%)		(2,819,006)
TOTAL NET ASSETS - 100.0%		$25,593,269
Percentages are based upon net assets.
Security Abbreviations and Legend
JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	All or a portion of this security is on loan as of 11-30-18.
(E)	The rate shown is the annualized seven-day yield as of 11-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
8	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

Notes to Portfolios' investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Except for investments in exchange-traded funds (ETFs), investments by the portfolios in underlying affiliated funds, including John Hancock Collateral Trust, and other open-end management investment companies are valued at their respective NAVs each business day. ETFs held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2018, all investments are categorized as Level 1 under the hierarchy described above.

Investments in affiliated underlying funds. The portfolios invest in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investments may represent a significant portion of each underlying funds' net assets.

Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, by the portfolios from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multi-Index 2060 Lifetime Portfolio
John Hancock Collateral Trust	3,668	39,384	(28,269)	14,783	—	—	($16)	($8)	$147,871
Strategic Equity Allocation	719,451	178,893	(9,127)	889,217	—	—	(15,207)	(594,630)	11,248,599
					—	—	($15,223)	($594,638)	$11,396,470
Multi-Index 2055 Lifetime Portfolio
John Hancock Collateral Trust	17,238	615,861	(574,290)	58,809	—	—	($188)	($18)	$588,239
Strategic Equity Allocation	3,155,665	269,001	(36,712)	3,387,954	—	—	(30,408)	(2,527,068)	42,857,619
					—	—	($30,596)	($2,527,086)	$43,445,858
Multi-Index 2050 Lifetime Portfolio
John Hancock Collateral Trust	49,917	2,060,378	(2,085,468)	24,827	—	—	($517)	($65)	$248,333
Strategic Equity Allocation	4,771,059	299,600	(78,042)	4,992,617	—	—	(46,163)	(3,781,971)	63,156,599
					—	—	($46,680)	($3,782,036)	$63,404,932
Multi-Index 2045 Lifetime Portfolio
John Hancock Collateral Trust	37,044	1,726,396	(1,608,738)	154,702	—	—	($919)	($62)	$1,547,419
Strategic Equity Allocation	6,842,445	396,277	(207,192)	7,031,530	—	—	(121,033)	(5,306,794)	88,948,852
					—	—	($121,952)	($5,306,856)	$90,496,271
Multi-Index 2040 Lifetime Portfolio
John Hancock Collateral Trust	52,449	3,064,270	(3,066,493)	50,226	—	—	($887)	($10)	$502,388
Strategic Equity Allocation	7,729,740	433,294	(67,885)	8,095,149	—	—	(52,714)	(6,232,210)	102,403,638
					—	—	($53,601)	($6,232,220)	$102,906,026
Multi-Index 2035 Lifetime Portfolio

       9

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	174,014	2,162,775	(2,187,154)	149,635	—	—	($599)	($142)	$1,496,739
Strategic Equity Allocation	8,674,471	563,085	(264,546)	8,973,010	—	—	(121,464)	(6,760,584)	113,508,573
					—	—	($122,063)	($6,760,726)	$115,005,312
Multi-Index 2030 Lifetime Portfolio
John Hancock Collateral Trust	493,092	2,895,438	(2,822,421)	566,109	—	—	($1,726)	($635)	$5,662,563
Strategic Equity Allocation	8,346,865	427,877	(152,719)	8,622,023	—	—	(53,435)	(6,618,254)	109,068,587
					—	—	($55,161)	($6,618,889)	$114,731,150
Multi-Index 2025 Lifetime Portfolio
John Hancock Collateral Trust	477,476	5,150,037	(4,792,314)	835,199	—	—	($3,527)	($633)	$8,354,165
Strategic Equity Allocation	6,628,764	278,499	(276,245)	6,631,018	—	—	(157,334)	(5,114,420)	83,882,379
					—	—	($160,861)	($5,115,053)	$92,236,544
Multi-Index 2020 Lifetime Portfolio
John Hancock Collateral Trust	407,863	2,366,739	(1,252,412)	1,522,190	—	—	($1,488)	($1,068)	$15,225,860
Strategic Equity Allocation	3,553,643	243,568	(150,158)	3,647,053	—	—	(74,110)	(2,712,966)	46,135,224
					—	—	($75,598)	($2,714,034)	$61,361,084
Multi-Index 2015 Lifetime Portfolio
John Hancock Collateral Trust	135,707	693,405	(430,840)	398,272	—	—	($451)	($158)	$3,983,751
Strategic Equity Allocation	873,149	49,634	(7,173)	915,610	—	—	(14,119)	(694,157)	11,582,467
					—	—	($14,570)	($694,315)	$15,566,218
Multi-Index 2010 Lifetime Portfolio
John Hancock Collateral Trust	107,465	440,449	(291,524)	256,390	—	—	($308)	($136)	$2,564,571
Strategic Equity Allocation	501,867	50,224	(92,244)	459,847	—	—	49,577	(416,526)	5,817,059
					—	—	$49,269	($416,662)	$8,381,630

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

       10

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	RL2Q1	11/18
This report is for the information of the shareholders of John Hancock Multi-Index Lifetime Portfolios.		1/19

John Hancock

Multi-Index Preservation Portfolios

Quarterly portfolio holdings 11/30/18

Portfolios' investments
MULTI-INDEX 2060 PRESERVATION PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 71.5%
Equity - 70.6%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	3,586,711	$45,371,892
Fixed income - 0.9%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	60,555	561,343

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $47,958,436)		$45,933,235
UNAFFILIATED INVESTMENT COMPANIES - 28.2%
Exchange-traded funds - 28.2%
Financial Select Sector SPDR Fund	17,081	460,675
Invesco Senior Loan ETF (D)	56,227	1,274,104
iShares Edge MSCI Min Vol USA ETF	28,860	1,630,590
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,853	317,995
SPDR Bloomberg Barclays High Yield Bond ETF (D)	64,403	2,236,716
Vanguard Dividend Appreciation ETF	10,132	1,093,749
Vanguard Energy ETF	4,549	408,318
Vanguard FTSE Emerging Markets ETF	41,016	1,627,925
Vanguard Health Care ETF	3,154	559,520
Vanguard Information Technology ETF	5,026	918,099
Vanguard Intermediate-Term Corporate Bond ETF	16,654	1,367,460
Vanguard Materials ETF	1,135	137,392
Vanguard Real Estate ETF	4,937	404,735
Vanguard Total Bond Market ETF	56,838	4,441,321
Xtrackers USD High Yield Corporate Bond ETF	26,039	1,257,423
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $18,070,642)		$18,136,022

SECURITIES LENDING COLLATERAL - 5.5%
John Hancock Collateral Trust, 2.3749% (E)(F)	349,109	3,491,996

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,492,410)		$3,491,996
SHORT-TERM INVESTMENTS - 0.4%
Money market funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (E)	257,580	257,580

TOTAL SHORT-TERM INVESTMENTS (Cost $257,580)		$257,580
Total investments (Cost $69,779,068) - 105.6%		$67,818,833
Other assets and liabilities, net - (5.6%)		(3,574,864)
TOTAL NET ASSETS - 100.0%		$64,243,969
MULTI-INDEX 2055 PRESERVATION PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 71.6%
Equity - 70.7%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	13,424,099	$169,814,851
MULTI-INDEX 2055 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 0.9%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	225,315	$2,088,671

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $174,194,530)		$171,903,522
UNAFFILIATED INVESTMENT COMPANIES - 28.2%
Exchange-traded funds - 28.2%
Financial Select Sector SPDR Fund	64,068	1,727,914
Invesco Senior Loan ETF (D)	207,210	4,695,379
iShares Edge MSCI Min Vol USA ETF	108,827	6,148,726
iShares iBoxx $ Investment Grade Corporate Bond ETF	10,569	1,178,021
SPDR Bloomberg Barclays High Yield Bond ETF (D)	240,815	8,363,505
Vanguard Dividend Appreciation ETF	38,159	4,119,264
Vanguard Energy ETF	17,054	1,530,767
Vanguard FTSE Emerging Markets ETF	154,007	6,112,538
Vanguard Health Care ETF	11,686	2,073,096
Vanguard Information Technology ETF	18,777	3,429,995
Vanguard Intermediate-Term Corporate Bond ETF	61,792	5,073,741
Vanguard Materials ETF	4,260	515,673
Vanguard Real Estate ETF	18,560	1,521,549
Vanguard Total Bond Market ETF	211,213	16,504,184
Xtrackers USD High Yield Corporate Bond ETF	97,180	4,692,822
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $64,388,440)		$67,687,174

SECURITIES LENDING COLLATERAL - 4.3%
John Hancock Collateral Trust, 2.3749% (E)(F)	1,038,312	10,385,818

TOTAL SECURITIES LENDING COLLATERAL (Cost $10,386,093)		$10,385,818
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (E)	1,024	1,024

TOTAL SHORT-TERM INVESTMENTS (Cost $1,024)		$1,024
Total investments (Cost $248,970,087) - 104.1%		$249,977,538
Other assets and liabilities, net - (4.1%)		(9,954,972)
TOTAL NET ASSETS - 100.0%		$240,022,566
MULTI-INDEX 2050 PRESERVATION PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 71.6%
Equity - 70.7%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	32,087,253	$405,903,757
Fixed income - 0.9%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	540,702	5,012,307
2	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2050 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $384,970,059)		$410,916,064
UNAFFILIATED INVESTMENT COMPANIES - 28.3%
Exchange-traded funds - 28.3%
Financial Select Sector SPDR Fund	152,908	$4,123,929
Invesco Senior Loan ETF (D)	503,356	11,406,047
iShares Edge MSCI Min Vol USA ETF	260,084	14,694,745
iShares iBoxx $ Investment Grade Corporate Bond ETF	25,545	2,847,246
SPDR Bloomberg Barclays High Yield Bond ETF (D)	577,673	20,062,583
Vanguard Dividend Appreciation ETF	90,988	9,822,155
Vanguard Energy ETF	40,920	3,672,979
Vanguard FTSE Emerging Markets ETF	365,750	14,516,618
Vanguard Health Care ETF	28,029	4,972,345
Vanguard Information Technology ETF	44,574	8,142,333
Vanguard Intermediate-Term Corporate Bond ETF	149,092	12,241,944
Vanguard Materials ETF	10,208	1,235,678
Vanguard Real Estate ETF	44,535	3,650,979
Vanguard Total Bond Market ETF	508,820	39,759,195
Xtrackers USD High Yield Corporate Bond ETF	232,517	11,228,246
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $150,237,126)		$162,377,022

SECURITIES LENDING COLLATERAL - 5.5%
John Hancock Collateral Trust, 2.3749% (E)(F)	3,177,801	31,786,277

TOTAL SECURITIES LENDING COLLATERAL (Cost $31,786,874)		$31,786,277
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (E)	1,024	1,024

TOTAL SHORT-TERM INVESTMENTS (Cost $1,024)		$1,024
Total investments (Cost $566,995,083) - 105.4%		$605,080,387
Other assets and liabilities, net - (5.4%)		(31,099,998)
TOTAL NET ASSETS - 100.0%		$573,980,389
MULTI-INDEX 2045 PRESERVATION PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.6%
Equity - 69.9%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	41,035,995	$519,105,342
Fixed income - 0.7%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	550,207	5,100,422

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $479,362,829)		$524,205,764
MULTI-INDEX 2045 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 29.3%
Exchange-traded funds - 29.3%
Financial Select Sector SPDR Fund	195,343	$5,268,401
Invesco Senior Loan ETF (D)	683,654	15,491,600
iShares Edge MSCI Min Vol USA ETF	332,723	18,798,850
iShares iBoxx $ Investment Grade Corporate Bond ETF	52,130	5,810,410
SPDR Bloomberg Barclays High Yield Bond ETF (D)	786,616	27,319,174
SPDR Portfolio Short Term Corporate Bond ETF	128,732	3,872,259
Vanguard Dividend Appreciation ETF	116,402	12,565,593
Vanguard Energy ETF	52,221	4,687,357
Vanguard FTSE Emerging Markets ETF	466,067	18,498,199
Vanguard Health Care ETF	35,854	6,360,500
Vanguard Information Technology ETF	57,174	10,443,975
Vanguard Intermediate-Term Bond ETF	63,451	5,081,791
Vanguard Intermediate-Term Corporate Bond ETF	193,078	15,853,635
Vanguard Materials ETF	12,853	1,555,856
Vanguard Real Estate ETF	56,540	4,635,149
Vanguard Total Bond Market ETF	583,207	45,571,795
Xtrackers USD High Yield Corporate Bond ETF	318,032	15,357,765
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $197,886,553)		$217,172,309

SECURITIES LENDING COLLATERAL - 5.8%
John Hancock Collateral Trust, 2.3749% (E)(F)	4,314,922	43,160,442

TOTAL SECURITIES LENDING COLLATERAL (Cost $43,164,431)		$43,160,442
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (E)	167,271	167,271

TOTAL SHORT-TERM INVESTMENTS (Cost $167,271)		$167,271
Total investments (Cost $720,581,084) - 105.8%		$784,705,786
Other assets and liabilities, net - (5.8%)		(42,739,626)
TOTAL NET ASSETS - 100.0%		$741,966,160
MULTI-INDEX 2040 PRESERVATION PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 67.6%
Equity - 67.0%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	48,590,390	$614,668,432
Fixed income - 0.6%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	637,105	5,905,965

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $558,855,825)		$620,574,397
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	3

MULTI-INDEX 2040 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 32.3%
Exchange-traded funds - 32.3%
Financial Select Sector SPDR Fund	233,353	$6,293,530
Invesco Senior Loan ETF (D)	880,960	19,962,554
iShares Edge MSCI Min Vol USA ETF	397,448	22,455,812
iShares iBoxx $ Investment Grade Corporate Bond ETF	76,218	8,495,258
SPDR Bloomberg Barclays High Yield Bond ETF (D)	864,941	30,039,401
SPDR Portfolio Short Term Corporate Bond ETF	449,799	13,529,954
Vanguard Dividend Appreciation ETF	139,042	15,009,584
Vanguard Energy ETF	61,815	5,548,514
Vanguard FTSE Emerging Markets ETF	590,735	23,446,272
Vanguard Health Care ETF	42,827	7,597,510
Vanguard Information Technology ETF	67,745	12,374,979
Vanguard Intermediate-Term Bond ETF	244,605	19,590,414
Vanguard Intermediate-Term Corporate Bond ETF	250,083	20,534,315
Vanguard Materials ETF	15,388	1,862,718
Vanguard Real Estate ETF	67,834	5,561,031
Vanguard Total Bond Market ETF	864,169	67,526,166
Xtrackers USD High Yield Corporate Bond ETF	350,311	16,916,518
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $274,988,633)		$296,744,530

SECURITIES LENDING COLLATERAL - 5.5%
John Hancock Collateral Trust, 2.3749% (E)(F)	5,033,681	50,349,899

TOTAL SECURITIES LENDING COLLATERAL (Cost $50,352,576)		$50,349,899
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (E)	1,024	1,024

TOTAL SHORT-TERM INVESTMENTS (Cost $1,024)		$1,024
Total investments (Cost $884,198,058) - 105.4%		$967,669,850
Other assets and liabilities, net - (5.4%)		(49,807,832)
TOTAL NET ASSETS - 100.0%		$917,862,018
MULTI-INDEX 2035 PRESERVATION PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.4%
Equity - 60.2%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	55,385,961	$700,632,413
Fixed income - 1.2%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	1,574,933	14,599,627

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $628,987,079)		$715,232,040
MULTI-INDEX 2035 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 38.5%
Exchange-traded funds - 38.5%
Financial Select Sector SPDR Fund	262,505	$7,079,760
Invesco Senior Loan ETF (D)	1,175,699	26,641,339
iShares Edge MSCI Min Vol USA ETF	445,538	25,172,897
iShares iBoxx $ Investment Grade Corporate Bond ETF	125,502	13,988,453
SPDR Bloomberg Barclays High Yield Bond ETF (D)	1,028,794	35,730,016
SPDR Portfolio Short Term Corporate Bond ETF	1,418,740	42,675,699
Vanguard Dividend Appreciation ETF	155,875	16,826,706
Vanguard Energy ETF	69,297	6,220,099
Vanguard FTSE Emerging Markets ETF	675,825	26,823,494
Vanguard Health Care ETF	48,180	8,547,132
Vanguard Information Technology ETF	77,182	14,098,836
Vanguard Intermediate-Term Bond ETF	427,511	34,239,356
Vanguard Intermediate-Term Corporate Bond ETF	671,260	55,117,159
Vanguard Materials ETF	17,300	2,094,165
Vanguard Real Estate ETF	76,266	6,252,286
Vanguard Short-Term Corporate Bond ETF	47,294	3,673,798
Vanguard Total Bond Market ETF	1,313,015	102,598,992
Xtrackers USD High Yield Corporate Bond ETF	417,007	20,137,268
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $428,042,137)		$447,917,455

SECURITIES LENDING COLLATERAL - 5.4%
John Hancock Collateral Trust, 2.3749% (E)(F)	6,297,091	62,987,286

TOTAL SECURITIES LENDING COLLATERAL (Cost $62,989,273)		$62,987,286
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (E)	20,216	20,216

TOTAL SHORT-TERM INVESTMENTS (Cost $20,216)		$20,216
Total investments (Cost $1,120,038,705) - 105.3%		$1,226,156,997
Other assets and liabilities, net - (5.3%)		(61,936,482)
TOTAL NET ASSETS - 100.0%		$1,164,220,515
MULTI-INDEX 2030 PRESERVATION PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 49.2%
Equity - 47.9%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	50,553,933	$639,507,255
Fixed income - 1.3%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	1,879,577	17,423,681

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $560,019,911)		$656,930,936
4	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2030 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 50.8%
Exchange-traded funds - 50.8%
Financial Select Sector SPDR Fund	234,903	$6,335,334
Invesco Senior Loan ETF (D)	1,400,996	31,746,569
iShares Edge MSCI Min Vol USA ETF (D)	450,197	25,436,131
iShares iBoxx $ Investment Grade Corporate Bond ETF	245,116	27,320,629
SPDR Bloomberg Barclays High Yield Bond ETF (D)	1,082,108	37,581,611
SPDR Portfolio Short Term Corporate Bond ETF	1,431,445	43,057,866
Vanguard Dividend Appreciation ETF (D)	158,101	17,067,003
Vanguard Energy ETF	62,756	5,632,979
Vanguard FTSE Emerging Markets ETF	750,466	29,785,996
Vanguard Health Care ETF (D)	43,123	7,650,020
Vanguard Information Technology ETF	68,753	12,559,111
Vanguard Intermediate-Term Bond ETF	849,288	68,019,476
Vanguard Intermediate-Term Corporate Bond ETF	1,032,735	84,797,871
Vanguard Materials ETF	15,549	1,882,206
Vanguard Real Estate ETF	68,167	5,588,330
Vanguard Short-Term Bond ETF	620,323	48,434,820
Vanguard Short-Term Corporate Bond ETF	553,972	43,032,545
Vanguard Total Bond Market ETF	2,065,270	161,380,198
Xtrackers USD High Yield Corporate Bond ETF	442,311	21,359,198
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $668,311,812)		$678,667,893

SECURITIES LENDING COLLATERAL - 6.5%
John Hancock Collateral Trust, 2.3749% (E)(F)	8,659,995	86,622,465

TOTAL SECURITIES LENDING COLLATERAL (Cost $86,623,795)		$86,622,465
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (E)	1,024	1,024

TOTAL SHORT-TERM INVESTMENTS (Cost $1,024)		$1,024
Total investments (Cost $1,314,956,542) - 106.5%		$1,422,222,318
Other assets and liabilities, net - (6.5%)		(86,754,582)
TOTAL NET ASSETS - 100.0%		$1,335,467,736
MULTI-INDEX 2025 PRESERVATION PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 33.3%
Equity - 31.3%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	31,372,807	$396,866,005
Fixed income - 2.0%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	2,776,000	25,733,518

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $344,682,732)		$422,599,523
MULTI-INDEX 2025 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 66.7%
Exchange-traded funds - 66.7%
Financial Select Sector SPDR Fund	154,429	$4,164,950
Invesco Senior Loan ETF (D)	1,260,323	28,558,919
iShares Edge MSCI Min Vol USA ETF	342,774	19,366,731
iShares iBoxx $ Investment Grade Corporate Bond ETF	299,864	33,422,841
SPDR Bloomberg Barclays High Yield Bond ETF (D)	850,099	29,523,938
SPDR Portfolio Short Term Corporate Bond ETF	2,128,972	64,039,478
Vanguard Dividend Appreciation ETF	119,927	12,946,120
Vanguard Energy ETF	41,416	3,717,500
Vanguard FTSE Emerging Markets ETF	472,537	18,754,994
Vanguard Health Care ETF (D)	28,350	5,029,290
Vanguard Information Technology ETF	44,913	8,204,258
Vanguard Intermediate-Term Bond ETF	857,741	68,696,477
Vanguard Intermediate-Term Corporate Bond ETF	1,712,161	140,585,540
Vanguard Materials ETF	10,331	1,250,568
Vanguard Real Estate ETF	45,002	3,689,262
Vanguard Short-Term Bond ETF (D)	1,228,413	95,914,487
Vanguard Short-Term Corporate Bond ETF	823,916	64,001,795
Vanguard Total Bond Market ETF	2,904,841	226,984,276
Xtrackers USD High Yield Corporate Bond ETF	347,134	16,763,101
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $851,788,882)		$845,614,525

SECURITIES LENDING COLLATERAL - 4.8%
John Hancock Collateral Trust, 2.3749% (E)(F)	6,107,193	61,087,812

TOTAL SECURITIES LENDING COLLATERAL (Cost $61,088,105)		$61,087,812
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (E)	1,024	1,024

TOTAL SHORT-TERM INVESTMENTS (Cost $1,024)		$1,024
Total investments (Cost $1,257,560,743) - 104.8%		$1,329,302,884
Other assets and liabilities, net - (4.8%)		(61,381,841)
TOTAL NET ASSETS - 100.0%		$1,267,921,043
MULTI-INDEX 2020 PRESERVATION PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 15.2%
Equity - 13.3%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	7,061,278	$89,325,161
Fixed income - 1.9%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	1,396,953	12,949,752

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $83,724,190)		$102,274,913
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	5

MULTI-INDEX 2020 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 84.8%
Exchange-traded funds - 84.8%
Financial Select Sector SPDR Fund	31,905	$860,478
Invesco Senior Loan ETF (D)	667,315	15,121,358
iShares Edge MSCI Min Vol USA ETF	93,396	5,276,874
iShares iBoxx $ Investment Grade Corporate Bond ETF	199,771	22,266,476
iShares TIPS Bond ETF	39,512	4,317,476
SPDR Bloomberg Barclays High Yield Bond ETF (D)	421,486	14,638,209
SPDR Portfolio Short Term Corporate Bond ETF (D)	1,815,462	54,609,097
Vanguard Dividend Appreciation ETF (D)	32,712	3,531,260
Vanguard Energy ETF	8,507	763,588
Vanguard FTSE Emerging Markets ETF	108,148	4,292,394
Vanguard Health Care ETF (D)	5,829	1,034,065
Vanguard Information Technology ETF	9,370	1,711,618
Vanguard Intermediate-Term Bond ETF	647,182	51,832,806
Vanguard Intermediate-Term Corporate Bond ETF	975,533	80,101,015
Vanguard Materials ETF	2,125	257,231
Vanguard Real Estate ETF	9,288	761,432
Vanguard Short-Term Bond ETF (D)	936,716	73,138,785
Vanguard Short-Term Corporate Bond ETF	811,509	63,038,019
Vanguard Short-Term Inflation-Protected Securities ETF	89,556	4,314,808
Vanguard Total Bond Market ETF	2,058,889	160,881,586
Xtrackers USD High Yield Corporate Bond ETF	170,317	8,224,608
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $584,170,298)		$570,973,183

SECURITIES LENDING COLLATERAL - 11.2%
John Hancock Collateral Trust, 2.3749% (E)(F)	7,543,059	75,450,197

TOTAL SECURITIES LENDING COLLATERAL (Cost $75,450,671)		$75,450,197
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (E)	1,024	1,024

TOTAL SHORT-TERM INVESTMENTS (Cost $1,024)		$1,024
Total investments (Cost $743,346,183) - 111.2%		$748,699,317
Other assets and liabilities, net - (11.2%)		(75,711,060)
TOTAL NET ASSETS - 100.0%		$672,988,257
MULTI-INDEX INCOME PRESERVATION PORTFOLIO

As of 11-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 7.1%
Equity - 5.1%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	1,508,444	$19,081,823
MULTI-INDEX INCOME PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 2.0%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	820,055	$7,601,912

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $22,657,011)		$26,683,735
UNAFFILIATED INVESTMENT COMPANIES - 93.0%
Exchange-traded funds - 93.0%
Financial Select Sector SPDR Fund	19,145	516,341
Invesco Senior Loan ETF (D)	335,023	7,591,621
iShares Edge MSCI Min Vol USA ETF	245,021	13,843,687
iShares iBoxx $ Investment Grade Corporate Bond ETF	85,202	9,496,615
iShares TIPS Bond ETF	43,485	4,751,606
SPDR Bloomberg Barclays High Yield Bond ETF (D)	209,574	7,278,505
SPDR Portfolio Short Term Corporate Bond ETF	2,086,315	62,756,355
Vanguard Dividend Appreciation ETF	56,378	6,086,005
Vanguard Energy ETF	3,623	325,200
Vanguard FTSE Emerging Markets ETF	18,151	720,413
Vanguard Health Care ETF	1,862	330,319
Vanguard Information Technology ETF	3,034	554,221
Vanguard Intermediate-Term Corporate Bond ETF	138,765	11,393,994
Vanguard Short-Term Bond ETF	827,646	64,622,600
Vanguard Short-Term Corporate Bond ETF	806,824	62,674,088
Vanguard Short-Term Inflation-Protected Securities ETF	98,570	4,749,103
Vanguard Total Bond Market ETF	1,119,195	87,453,897
Xtrackers USD High Yield Corporate Bond ETF	84,959	4,102,670
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $349,718,447)		$349,247,240

SECURITIES LENDING COLLATERAL - 4.0%
John Hancock Collateral Trust, 2.3749% (E)(F)	1,504,860	15,052,513

TOTAL SECURITIES LENDING COLLATERAL (Cost $15,055,290)		$15,052,513
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.1426% (E)	1,024	1,024

TOTAL SHORT-TERM INVESTMENTS (Cost $1,024)		$1,024
Total investments (Cost $387,431,772) - 104.1%		$390,984,512
Other assets and liabilities, net - (4.1%)		(15,378,788)
TOTAL NET ASSETS - 100.0%		$375,605,724
Percentages are based upon net assets.
Security Abbreviations and Legend
JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
6	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX INCOME PRESERVATION PORTFOLIO (continued)

(D)	All or a portion of this security is on loan as of 11-30-18.
(E)	The rate shown is the annualized seven-day yield as of 11-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	7

Notes to Portfolios' investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Except for investments in exchange-traded funds (ETFs), investments by the portfolios in underlying affiliated funds, including John Hancock Collateral Trust, and other open-end management investment companies are valued at their respective NAVs each business day. ETFs held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2018, all investments are categorized as Level 1 under the hierarchy described above.

Investments in affiliated underlying funds. The portfolios invest in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investments may represent a significant portion of each underlying funds' net assets.

Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, by the portfolios from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multi-Index 2060 Preservation Portfolio
John Hancock Collateral Trust	176,786	367,958	(195,635)	349,109	—	—	($580)	(414)	$3,491,996
Short Term Government Income	55,733	7,058	(2,236)	60,555	$2,641	—	(616)	($435)	561,343
Strategic Equity Allocation	3,109,157	515,904	(38,350)	3,586,711	—	—	(49,101)	(2,578,424)	45,371,892
					$2,641	—	($50,297)	($2,579,273)	$49,425,231
Multi-Index 2055 Preservation Portfolio
John Hancock Collateral Trust	733,698	2,440,365	(2,135,751)	1,038,312	—	—	($3,082)	($880)	$10,385,818
Short Term Government Income	236,791	9,284	(20,760)	225,315	$10,723	—	(9,164)	3,902	2,088,671
Strategic Equity Allocation	13,204,854	390,648	(171,403)	13,424,099	—	—	(98,407)	(10,506,520)	169,814,851
					$10,723	—	($110,653)	($10,503,498)	$182,289,340
Multi-Index 2050 Preservation Portfolio
John Hancock Collateral Trust	3,134,704	4,472,895	(4,429,798)	3,177,801	—	—	($4,665)	($5,329)	$31,786,277
Short Term Government Income	573,330	18,619	(51,247)	540,702	$25,584	—	(27,962)	15,344	5,012,307
Strategic Equity Allocation	32,003,493	476,122	(392,362)	32,087,253	—	—	6,669	(25,661,773)	405,903,757
					$25,584	—	($25,958)	($25,651,758)	$442,702,341
Multi-Index 2045 Preservation Portfolio
John Hancock Collateral Trust	4,157,668	4,743,290	(4,586,036)	4,314,922	—	—	($6,197)	($8,391)	$43,160,442
Short Term Government Income	591,887	13,068	(54,748)	550,207	$26,507	—	(30,451)	16,975	5,100,422

       8

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Strategic Equity Allocation	41,167,343	455,121	(586,469)	41,035,995	—	—	203,367	(33,112,597)	519,105,342
					$26,507	—	$166,719	($33,104,013)	$567,366,206
Multi-Index 2040 Preservation Portfolio
John Hancock Collateral Trust	4,642,521	9,556,354	(9,165,194)	5,033,681	—	—	($8,749)	($8,842)	$50,349,899
Short Term Government Income	685,818	10,982	(59,695)	637,105	$30,617	—	(34,238)	18,740	5,905,965
Strategic Equity Allocation	48,862,486	585,887	(857,983)	48,590,390	—	—	213,177	(39,319,222)	614,668,432
					$30,617	—	$170,190	($39,309,324)	$670,924,296
Multi-Index 2035 Preservation Portfolio
John Hancock Collateral Trust	6,273,819	7,270,141	(7,246,869)	6,297,091	—	—	($12,692)	($8,052)	$62,987,286
Short Term Government Income	1,691,817	22,115	(138,999)	1,574,933	$75,868	—	(104,009)	65,390	14,599,627
Strategic Equity Allocation	55,846,781	1,011,921	(1,472,741)	55,385,961	—	—	199,426	(44,655,428)	700,632,413
					$75,868	—	$82,725	($44,598,090)	$778,219,326
Multi-Index 2030 Preservation Portfolio
John Hancock Collateral Trust	6,210,874	17,597,119	(15,147,998)	8,659,995	—	—	($8,345)	($16,042)	$86,622,465
Short Term Government Income	2,000,410	17,633	(138,466)	1,879,577	$89,503	—	(109,514)	65,342	17,423,681
Strategic Equity Allocation	50,503,748	1,777,052	(1,726,867)	50,553,933	—	—	251,470	(40,142,040)	639,507,255
					$89,503	—	$133,611	($40,092,740)	$743,553,401
Multi-Index 2025 Preservation Portfolio
John Hancock Collateral Trust	4,942,688	34,254,928	(33,090,423)	6,107,193	—	—	($21,207)	($11,682)	$61,087,812
Short Term Government Income	2,952,222	16,358	(192,580)	2,776,000	$131,670	—	(153,336)	88,259	25,733,518
Strategic Equity Allocation	31,296,417	1,493,641	(1,417,251)	31,372,807	—	—	280,714	(24,751,724)	396,866,005
					$131,670	—	$106,171	($24,675,147)	$483,687,335
Multi-Index 2020 Preservation Portfolio
John Hancock Collateral Trust	3,170,548	18,543,882	(14,171,371)	7,543,059	—	—	($8,692)	($1,049)	$75,450,197
Short Term Government Income	1,492,753	7,182	(102,982)	1,396,953	$66,213	—	(78,390)	45,374	12,949,752
Strategic Equity Allocation	7,104,432	608,830	(651,984)	7,061,278	—	—	779,790	(6,278,866)	89,325,161
					$66,213	—	$692,708	($6,234,541)	$177,725,110
Multi-Index Income Preservation Portfolio
John Hancock Collateral Trust	978,579	3,542,608	(3,016,327)	1,504,860	—	—	($1,447)	($2,952)	$15,052,513
Short Term Government Income	881,374	8,639	(69,958)	820,055	$39,380	—	(33,332)	13,813	7,601,912
Strategic Equity Allocation	1,525,101	170,517	(187,174)	1,508,444	—	—	117,980	(1,315,189)	19,081,823
					$39,380	—	$83,201	($1,304,328)	$41,736,248

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

       9

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	RCPQ1	11/18
This report is for the information of the shareholders of John Hancock Multi-Index Preservation Portfolios.		1/19

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 2.4%
U.S. Government - 2.4%
U.S. Treasury Bond
2.875%, 11/15/2046		$8,300,000	$7,646,375
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $7,695,146)			$7,646,375

FOREIGN GOVERNMENT OBLIGATIONS - 51.6%
Canada - 0.5%
Province of British Columbia
6.600%, 01/09/2020 (A)	INR	106,000,000	1,506,876
China - 3.3%
The Export-Import Bank of China
2.875%, 04/26/2026		$4,000,000	3,663,524
3.650%, 05/14/2019	CNY	20,000,000	2,875,922
4.000%, 11/28/2047		$4,800,000	4,283,458
			10,822,904
India - 8.8%
Export-Import Bank of India
3.375%, 08/05/2026		4,000,000	3,648,044
Republic of India
7.170%, 01/08/2028	INR	500,000,000	6,911,995
7.590%, 01/11/2026		450,000,000	6,456,866
7.680%, 12/15/2023		85,000,000	1,227,786
8.120%, 12/10/2020		450,000,000	6,548,854
9.150%, 11/14/2024		250,000,000	3,855,750
			28,649,295
Indonesia - 12.6%
Republic of Indonesia
4.750%, 07/18/2047		$3,600,000	3,248,978
6.125%, 05/15/2028	IDR	120,000,000,000	7,425,275
6.625%, 05/15/2033		196,112,000,000	11,984,051
7.000%, 05/15/2027		24,000,000,000	1,579,025
8.250%, 05/15/2029 to 05/15/2036		147,000,000,000	10,462,198
8.375%, 03/15/2024 to 09/15/2026		87,516,000,000	6,270,724
			40,970,251
Malaysia - 5.1%
Government of Malaysia
3.418%, 08/15/2022	MYR	7,500,000	1,768,491
3.620%, 11/30/2021		36,500,000	8,702,230
4.181%, 07/15/2024		18,000,000	4,332,260
4.392%, 04/15/2026		8,000,000	1,942,579
			16,745,560
Philippines - 3.7%
Republic of Philippines
3.500%, 04/21/2023	PHP	247,000,000	4,101,811
3.625%, 09/09/2025		142,233,286	2,226,049
3.700%, 02/02/2042		$3,600,000	3,292,866
3.900%, 11/26/2022	PHP	131,000,000	2,333,452
			11,954,178
Singapore - 4.3%
Republic of Singapore
2.000%, 07/01/2020	SGD	6,500,000	4,737,978
2.750%, 07/01/2023		10,000,000	7,493,564
3.125%, 09/01/2022		2,500,000	1,890,677
			14,122,219
South Korea - 8.4%
Export-Import Bank of Korea
2.125%, 02/11/2021		$1,400,000	1,360,282
2.625%, 12/30/2020		3,600,000	3,544,535
Republic of Korea
1.750%, 06/10/2020	KRW	8,200,000,000	7,300,286
2.250%, 06/10/2021		7,900,000,000	7,106,328
2.375%, 03/10/2023		8,000,000,000	7,246,211
5.000%, 06/10/2020		1,000,000,000	933,606
			27,491,248
Thailand - 4.3%
Kingdom of Thailand
1.200%, 07/14/2021	THB	130,699,200	3,949,049
1.875%, 06/17/2022		210,000,000	6,325,874
2.400%, 12/17/2023		126,000,000	3,841,905
			14,116,828
Vietnam - 0.6%
Socialist Republic of Vietnam
6.750%, 01/29/2020		$2,000,000	2,063,546
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $176,858,795)			$168,442,905

CORPORATE BONDS - 42.6%
Australia - 1.7%
FMG Resources August 2006 Pty, Ltd.
4.750%, 05/15/2022 (A)		2,900,000	2,784,000
5.125%, 05/15/2024 (A)		600,000	558,750
Shandong Energy Australia Pty, Ltd.
4.550%, 07/26/2020		2,200,000	2,123,552
			5,466,302
Canada - 1.3%
Nexen Energy ULC
5.875%, 03/10/2035		3,700,000	4,145,876
China - 7.6%
Central China Real Estate, Ltd.
8.000%, 01/28/2020		2,000,000	1,983,132
China Cinda Finance 2015 I, Ltd.
4.250%, 04/23/2025		2,500,000	2,404,590
Chinalco Capital Holdings, Ltd.
4.000%, 08/25/2021		2,000,000	1,920,782
Country Garden Holdings Company, Ltd.
4.750%, 01/17/2023		3,500,000	3,012,167
Health & Happiness H&H International
Holdings, Ltd.
7.250%, 06/21/2021		1,000,000	1,010,119
7.250%, 06/21/2021 (A)		1,338,000	1,351,511
Hilong Holding, Ltd.
7.250%, 06/22/2020		2,000,000	1,773,284
Industrial & Commercial Bank of
China, Ltd.
4.875%, 09/21/2025		2,000,000	2,026,184
Times China Holdings, Ltd.
7.850%, 06/04/2021		2,000,000	1,899,320
West China Cement, Ltd.
6.500%, 09/11/2019		1,312,500	1,315,856
Yingde Gases Investment, Ltd.
6.250%, 01/19/2023 (A)		3,400,000	3,129,680
Yuzhou Properties Company, Ltd.
6.375%, 03/06/2021		3,200,000	3,014,928
			24,841,553
Hong Kong - 6.9%
Chong Hing Bank, Ltd. (3.876% to
7-26-22, then 5 Year CMT + 2.030%)
07/26/2027		3,000,000	2,874,342
CNAC HK Finbridge Company, Ltd.
3.500%, 07/19/2022		3,500,000	3,379,163
Concord New Energy Group, Ltd.
7.900%, 01/23/2021		3,000,000	2,752,407
Huarong Finance II Company, Ltd.
4.875%, 11/22/2026		3,000,000	2,825,310

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Hong Kong (continued)
Lenovo Perpetual Securities, Ltd.
(5.375% to 3-16-22, then 5 Year CMT
+ 6.257%)
03/16/2022 (B)		$2,000,000	$1,732,914
MCC Holding Hong Kong Corp., Ltd.
2.950%, 05/31/2020		3,200,000	3,142,614
Weichai International Hong Kong Energy
Group Company, Ltd. (3.750% to
9-14-22, then 5 Year CMT + 6.084%)
09/14/2022 (B)		3,100,000	2,806,805
Zoomlion HK SPV Company, Ltd.
6.125%, 12/20/2022		3,300,000	3,052,500
			22,566,055
India - 3.3%
Adani Ports & Special Economic
Zone, Ltd.
4.000%, 07/30/2027 (A)		2,200,000	1,963,260
HPCL-Mittal Energy, Ltd.
5.250%, 04/28/2027		2,000,000	1,763,352
NTPC, Ltd.
4.250%, 02/26/2026		1,500,000	1,423,241
Reliance Industries, Ltd.
4.875%, 02/10/2045 (A)		3,000,000	2,783,235
Vedanta Resources PLC
7.125%, 05/31/2023		3,000,000	2,741,250
			10,674,338
Indonesia - 4.2%
ABM Investama Tbk PT
7.125%, 08/01/2022 (A)		2,800,000	2,500,630
Jasa Marga Persero Tbk PT
7.500%, 12/11/2020 (A)	IDR	11,300,000,000	743,968
Pelabuhan Indonesia II PT
4.250%, 05/05/2025 (A)		$1,500,000	1,395,000
Pertamina Persero PT
6.450%, 05/30/2044		2,000,000	2,034,820
Perusahaan Listrik Negara PT
4.125%, 05/15/2027 (A)		3,400,000	3,078,700
5.500%, 11/22/2021		4,000,000	4,120,000
			13,873,118
Isle of Man - 0.8%
Gohl Capital, Ltd.
4.250%, 01/24/2027		2,700,000	2,510,787
Macau - 0.9%
Sands China, Ltd.
5.400%, 08/08/2028 (A)		3,200,000	3,057,088
Malaysia - 1.8%
Press Metal Labuan, Ltd.
4.800%, 10/30/2022		2,000,000	1,858,394
SSG Resources, Ltd.
4.250%, 10/04/2022		4,000,000	3,985,388
			5,843,782
Mauritius - 1.2%
Greenko Investment Company
4.875%, 08/16/2023 (A)		1,100,000	980,733
HT Global IT Solutions Holdings, Ltd.
7.000%, 07/14/2021		2,900,000	2,930,566
			3,911,299
Singapore - 3.3%
Alam Synergy Pte, Ltd.
6.950%, 03/27/2020 (A)		800,000	752,996
Indika Energy Capital III Pte, Ltd.
5.875%, 11/09/2024 (A)		2,300,000	2,032,266
5.875%, 11/09/2024		800,000	706,875
ONGC Videsh Vankorneft Pte, Ltd.
3.750%, 07/27/2026		1,500,000	1,372,842
Singapore Post, Ltd. (4.250% to 3-2-22,
then 10 Year Singapore Swap Offered
Rate + 3.692%)
03/02/2022 (B)	SGD	5,000,000	3,689,846
TBLA International Pte, Ltd.
7.000%, 01/24/2023		$2,500,000	2,148,538
			10,703,363
South Korea - 5.0%
Busan Bank Company, Ltd.
3.625%, 07/25/2026		4,000,000	3,649,912
DB Insurance Company, Ltd.
3.865%, 05/25/2027	KRW	8,000,000,000	7,151,042
The Korea Development Bank
7.000%, 11/30/2022 (A)	IDR	52,000,000,000	3,412,858
Woori Bank (5.250% to 5-16-22, then 5
Year CMT + 3.347%)
05/16/2022 (A)(B)		$2,100,000	2,036,015
			16,249,827
Supranational - 1.7%
Asian Development Bank
2.850%, 10/21/2020	CNY	20,000,000	2,820,293
International Finance Corp.
3.100%, 09/24/2019		20,000,000	2,861,503
			5,681,796
Taiwan - 0.6%
WTT Investment, Ltd.
5.500%, 11/21/2022 (A)		$1,900,000	1,862,919
Thailand - 1.1%
PTTEP Canada International
Finance, Ltd.
6.350%, 06/12/2042		900,000	1,034,482
Thaioil Treasury Center Company, Ltd.
4.875%, 01/23/2043		2,700,000	2,559,265
			3,593,747
United States - 1.2%
Incitec Pivot Finance LLC
3.950%, 08/03/2027		2,225,000	2,019,437
Reliance Holding USA, Inc.
5.400%, 02/14/2022		2,000,000	2,065,255
			4,084,692
TOTAL CORPORATE BONDS (Cost $147,702,868)			$139,066,542
Total Investments (Asia Pacific Total Return Bond Fund)
(Cost $332,256,809) - 96.6%			$315,155,822
Other assets and liabilities, net - 3.4%			11,230,833
TOTAL NET ASSETS - 100.0%			$326,386,655

Currency Abbreviations

CNY	Chinese Yuan Renminbi
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Bhat

Security Abbreviations and Legend

CMT	Constant Maturity Treasury

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $35,930,485 or 11.0% of the fund’s net assets as of 11-30-18.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year U.S. Treasury Note Futures	225	Short	Mar 2019	$(26,832,528)	$(26,876,953)	$(44,425)
						$(44,425)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	4,800,000	INR	343,332,480	Citibank N.A.	12/26/2018	—	($113,045)
						—	($113,045)

Derivatives Currency Abbreviations

INR	Indian Rupee
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Capital Appreciation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.9%
Communication services – 15.6%
Entertainment – 4.4%
Activision Blizzard, Inc.	335,128	$16,716,185
Netflix, Inc. (A)	213,952	61,218,086
		77,934,271
Interactive media and services – 11.2%
Alphabet, Inc., Class A (A)	42,697	47,378,726
Alphabet, Inc., Class C (A)	43,275	47,361,458
Facebook, Inc., Class A (A)	343,416	48,287,724
Tencent Holdings, Ltd.	1,425,029	56,970,705
		199,998,613
		277,932,884
Consumer discretionary – 20.1%
Automobiles – 2.3%
Tesla, Inc. (A)(B)	119,057	41,727,097
Hotels, restaurants and leisure – 3.6%
Chipotle Mexican Grill, Inc. (A)	27,203	12,872,732
Marriott International, Inc., Class A	251,061	28,879,547
McDonald’s Corp.	116,712	22,001,379
		63,753,658
Internet and direct marketing retail – 10.2%
Alibaba Group Holding, Ltd., ADR (A)	328,591	52,857,148
Amazon.com, Inc. (A)	62,714	105,997,320
Booking Holdings, Inc. (A)	10,219	19,333,122
Farfetch Ltd., Class A (A)	129,716	2,951,039
		181,138,629
Specialty retail – 1.5%
The Home Depot, Inc.	152,761	27,545,864
Textiles, apparel and luxury goods – 2.5%
Kering SA	40,098	17,453,958
NIKE, Inc., Class B	352,330	26,467,030
		43,920,988
		358,086,236
Consumer staples – 3.4%
Food and staples retailing – 2.0%
Costco Wholesale Corp.	156,567	36,210,816
Personal products – 1.4%
The Estee Lauder Companies, Inc.,
Class A	169,293	24,151,339
		60,362,155
Energy – 1.0%
Oil, gas and consumable fuels – 1.0%
Concho Resources, Inc. (A)	131,913	17,193,540
Financials – 4.2%
Banks – 1.9%
JPMorgan Chase & Co.	300,286	33,388,800
Capital markets – 2.3%
S&P Global, Inc.	108,464	19,833,727
The Goldman Sachs Group, Inc.	108,803	20,747,644
		40,581,371
		73,970,171
Health care – 13.5%
Biotechnology – 4.3%
Alexion Pharmaceuticals, Inc. (A)	178,490	21,981,044
BioMarin Pharmaceutical, Inc. (A)	205,176	19,703,051
Celgene Corp. (A)	135,545	9,789,060

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (A)	139,019	$25,133,245
		76,606,400
Health care equipment and supplies – 1.6%
Edwards Lifesciences Corp. (A)	69,148	11,202,667
Intuitive Surgical, Inc. (A)	33,723	17,902,529
		29,105,196
Health care providers and services – 2.0%
UnitedHealth Group, Inc.	123,551	34,762,309
Life sciences tools and services – 1.9%
Illumina, Inc. (A)	101,775	34,349,063
Pharmaceuticals – 3.7%
AstraZeneca PLC, ADR	921,842	36,707,748
Bristol-Myers Squibb Company	172,331	9,212,815
Merck & Company, Inc.	237,164	18,816,592
		64,737,155
		239,560,123
Industrials – 5.3%
Aerospace and defense – 4.3%
Safran SA	141,356	17,693,336
The Boeing Company	167,986	58,250,825
		75,944,161
Road and rail – 1.0%
Union Pacific Corp.	118,761	18,263,067
		94,207,228
Information technology – 34.0%
IT services – 10.6%
Adyen NV (A)(C)	20,700	10,749,853
FleetCor Technologies, Inc. (A)	126,911	24,544,587
Mastercard, Inc., Class A	331,776	66,710,200
PayPal Holdings, Inc. (A)	164,222	14,091,890
Square, Inc., Class A (A)	169,500	11,837,880
Visa, Inc., Class A	427,781	60,620,846
		188,555,256
Semiconductors and semiconductor equipment – 3.6%
Broadcom, Inc.	90,403	21,462,576
NVIDIA Corp.	187,437	30,632,829
Texas Instruments, Inc.	109,749	10,958,438
		63,053,843
Software – 16.0%
Adobe, Inc. (A)	216,003	54,192,993
Microsoft Corp.	818,703	90,785,976
Red Hat, Inc. (A)	103,628	18,503,816
salesforce.com, Inc. (A)	457,650	65,334,114
ServiceNow, Inc. (A)	59,776	11,074,700
Splunk, Inc. (A)	174,273	19,471,522
Workday, Inc., Class A (A)	152,651	25,034,764
		284,397,885
Technology hardware, storage and peripherals – 3.8%
Apple, Inc.	381,479	68,124,520
		604,131,504
Materials – 1.0%
Chemicals – 1.0%
Albemarle Corp. (B)	187,169	18,028,118
Real estate – 0.8%
Equity real estate investment trusts – 0.8%
Crown Castle International Corp.	124,580	14,314,242
TOTAL COMMON STOCKS (Cost $902,413,604)		$1,757,786,201

SECURITIES LENDING COLLATERAL – 2.1%
John Hancock Collateral Trust,
2.3749% (D)(E)	3,799,549	$38,005,364
TOTAL SECURITIES LENDING COLLATERAL
(Cost $38,005,880)		$38,005,364

SHORT-TERM INVESTMENTS – 1.0%
Money market funds – 1.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
2.1426% (D)	17,783,363	17,783,363
TOTAL SHORT-TERM INVESTMENTS (Cost $17,783,363)		$17,783,363
Total Investments (Capital Appreciation Fund)
(Cost $958,202,847) – 102.0%		$1,813,574,928
Other assets and liabilities, net – (2.0%)		(35,814,011)
TOTAL NET ASSETS – 100.0%		$1,777,760,917

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $37,262,688.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 11-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Capital Appreciation Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 67.1%
Communication services – 3.7%
Interactive media and services – 3.7%
Alphabet, Inc., Class A (A)	6,638	$7,365,857
Alphabet, Inc., Class C (A)	28,602	31,302,887
Facebook, Inc., Class A (A)	162,200	22,806,942
		61,475,686
Consumer discretionary – 8.0%
Auto components – 2.4%
Aptiv PLC	210,580	15,140,702
Lear Corp.	91,395	12,452,569
Magna International, Inc.	251,029	12,518,816
		40,112,087
Hotels, restaurants and leisure – 2.0%
Aramark	261,451	9,950,825
McDonald’s Corp.	62,507	11,783,195
Yum! Brands, Inc.	109,739	10,120,131
		31,854,151
Internet and direct marketing retail – 3.6%
Amazon.com, Inc. (A)	26,964	45,573,744
Booking Holdings, Inc. (A)	7,500	14,189,100
		59,762,844
		131,729,082
Consumer staples – 0.3%
Beverages – 0.3%
Keurig Dr. Pepper, Inc.	188,690	5,094,630

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy – 1.0%
Oil, gas and consumable fuels – 1.0%
Concho Resources, Inc. (A)	41,500	$5,409,110
Enterprise Products Partners LP	410,408	10,773,210
		16,182,320
Financials – 7.0%
Banks – 1.7%
The PNC Financial Services Group, Inc.	203,941	27,691,109
Capital markets – 1.8%
Intercontinental Exchange, Inc.	200,264	16,365,574
S&P Global, Inc.	74,221	13,572,052
		29,937,626
Insurance – 3.5%
Marsh & McLennan Companies, Inc.	660,402	58,577,657
		116,206,392
Health care – 14.2%
Health care equipment and supplies – 6.2%
Abbott Laboratories	283,198	20,970,812
Becton, Dickinson and Company	143,511	36,272,405
Danaher Corp.	404,816	44,343,545
		101,586,762
Health care providers and services – 2.4%
Anthem, Inc.	50,800	14,735,556
UnitedHealth Group, Inc. (B)	90,400	25,434,944
		40,170,500
Life sciences tools and services – 5.6%
PerkinElmer, Inc.	642,671	55,950,937
Thermo Fisher Scientific, Inc. (B)	149,443	37,293,501
		93,244,438
		235,001,700
Industrials – 7.2%
Commercial services and supplies – 2.0%
Republic Services, Inc.	161,455	12,486,930
Waste Connections, Inc.	251,503	19,737,955
		32,224,885
Industrial conglomerates – 2.3%
General Electric Company	3,008,879	22,566,593
Roper Technologies, Inc.	54,056	16,086,525
		38,653,118
Machinery – 1.9%
Fortive Corp.	408,238	31,054,665
Professional services – 1.0%
Equifax, Inc.	157,065	16,125,864
		118,058,532
Information technology – 17.1%
Electronic equipment, instruments and components – 1.2%
TE Connectivity, Ltd.	253,999	19,540,143
IT services – 8.0%
Fidelity National Information
Services, Inc.	379,491	40,966,053
Fiserv, Inc. (A)	533,530	42,218,229
Mastercard, Inc., Class A (B)	34,915	7,020,359
Visa, Inc., Class A	304,040	43,085,508
		133,290,149
Semiconductors and semiconductor equipment – 3.1%
Maxim Integrated Products, Inc.	380,317	21,267,327
Texas Instruments, Inc. (B)	296,380	29,593,543
		50,860,870
Software – 4.3%
Intuit, Inc. (B)	67,870	14,560,151
Microsoft Corp.	508,700	56,409,743
		70,969,894
Technology hardware, storage and peripherals – 0.5%
Apple, Inc.	43,500	7,768,230
		282,429,286
Real estate – 1.3%
Equity real estate investment trusts – 1.3%
American Tower Corp.	126,991	20,888,750
Utilities – 7.3%
Electric utilities – 4.3%
American Electric Power Company, Inc.	251,100	19,520,514
Duke Energy Corp. (B)	84,325	7,468,665
Eversource Energy	177,891	12,157,071
NextEra Energy, Inc.	56,090	10,192,114
Xcel Energy, Inc.	411,581	21,587,423
		70,925,787
Multi-utilities – 3.0%
DTE Energy Company	205,170	24,567,056
NiSource, Inc.	962,336	25,424,917
		49,991,973
		120,917,760
TOTAL COMMON STOCKS (Cost $880,194,220)		$1,107,984,138

PREFERRED SECURITIES – 4.8%
Financials – 1.9%
Banks – 1.5%
U.S. Bancorp, 5.500%	100,000	2,434,000
U.S. Bancorp (6.500% to 1-15-22, then 3
month LIBOR + 4.468%)	27,000	711,450
Wells Fargo & Company, Series L,
7.500%	16,990	21,471,113
		24,616,563
Capital markets – 0.4%
JPMorgan Chase & Co., 5.750% (C)	150,000	3,709,500
State Street Corp., 6.000%	13,831	343,700
The Charles Schwab Corp., 5.950% (C)	8,000	201,440
The Charles Schwab Corp., 6.000%	72,000	1,817,280
		6,071,920
		30,688,483
Health care – 1.0%
Health care equipment and supplies – 1.0%
Becton, Dickinson and Company,
6.125%	270,692	17,099,614
Industrials – 0.3%
Machinery – 0.3%
Fortive Corp., 5.000%	4,052	3,978,051
Utilities – 1.6%
Electric utilities – 0.8%
Alabama Power Company, 5.000% (C)	50,000	1,227,500
Duke Energy Corp., 5.625%	140,000	3,371,200
NextEra Energy, Inc., 6.123% (C)	30,124	1,789,366
SCE Trust II, 5.100%	9,890	188,899
SCE Trust III (5.750% to 3-15-24, then 3
month LIBOR + 2.990%)	80,739	1,777,065
SCE Trust IV (5.375% to 9-15-25, then
3 month LIBOR + 3.132%)	180,000	3,729,600
SCE Trust V (5.450% to 3-15-26, then 3
month LIBOR + 3.790%) (C)	50,000	1,099,000
SCE Trust VI, 5.000%	50,000	928,500
		14,111,130

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value

PREFERRED
SECURITIES (continued)
Multi-utilities – 0.8%
CMS Energy Corp., 5.875%	225,000	$5,586,750
DTE Energy Company, 5.250%	165,000	3,522,750
NiSource, Inc. (6.500% to 3-15-24, then
5 Year CMT + 3.632%)	150,000	3,727,500
		12,837,000
		26,948,130
TOTAL PREFERRED SECURITIES (Cost $77,555,468)		$78,714,278

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 4.3%
U.S. Government – 4.3%
U.S. Treasury Note
2.250%, 11/15/2027	$75,425,000	71,026,191
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $73,825,602)		$71,026,191

CORPORATE BONDS - 21.6%
Communication services - 5.8%
CCO Holdings LLC
5.000%, 02/01/2028 (D)	10,651,000	9,918,744
5.125%, 05/01/2027 (D)	6,295,000	5,964,513
5.250%, 03/15/2021 to 09/30/2022	5,030,000	5,045,988
5.750%, 09/01/2023 to 01/15/2024	4,255,000	4,276,275
Charter Communications Operating LLC
3.579%, 07/23/2020	575,000	572,874
Comcast Corp.
3.300%, 10/01/2020	3,020,000	3,019,800
3.450%, 10/01/2021	1,375,000	1,376,551
Comcast Corp. (3 month LIBOR +
0.330%)
2.732%, 10/01/2020 (E)	1,490,000	1,489,255
Comcast Corp. (3 month LIBOR +
0.440%)
2.842%, 10/01/2021 (E)	1,175,000	1,175,047
Level 3 Financing, Inc.
5.375%, 08/15/2022	1,682,000	1,677,795
5.625%, 02/01/2023	1,750,000	1,749,125
Netflix, Inc.
4.375%, 11/15/2026	6,035,000	5,552,924
4.875%, 04/15/2028	13,555,000	12,504,488
5.875%, 02/15/2025	3,638,000	3,710,760
5.875%, 11/15/2028 (D)	13,180,000	13,048,200
6.375%, 05/15/2029 (D)	8,090,000	8,191,125
Sirius XM Radio, Inc.
6.000%, 07/15/2024 (D)	1,560,000	1,597,050
Unitymedia GmbH
6.125%, 01/15/2025 (D)	3,675,000	3,747,361
Verizon Communications, Inc.
3.125%, 03/16/2022	2,350,000	2,318,239
Verizon Communications, Inc. (3 month
LIBOR + 1.000%)
3.145%, 03/16/2022 (E)	2,350,000	2,373,634
Zayo Group LLC
5.750%, 01/15/2027 (D)	6,503,000	6,210,355
		95,520,103
Consumer discretionary - 2.7%
Amazon.com, Inc.
2.600%, 12/05/2019	1,568,000	1,560,839
AutoZone, Inc.
1.625%, 04/21/2019	215,000	213,666
2.500%, 04/15/2021	900,000	876,649
Cedar Fair LP
5.375%, 06/01/2024 to 04/15/2027	4,733,000	4,643,585
Dollar Tree, Inc. (3 month LIBOR +
0.700%)
3.055%, 04/17/2020 (E)	610,000	610,012
Hilton Domestic Operating
Company, Inc.
4.250%, 09/01/2024	1,050,000	1,001,333
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of
America LLC
4.750%, 06/01/2027 (D)	7,645,000	7,165,582
5.000%, 06/01/2024 (D)	1,910,000	1,883,738
5.250%, 06/01/2026 (D)	2,458,000	2,410,364
McDonald’s Corp.
2.100%, 12/07/2018	255,000	254,969
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	465,000	445,238
5.500%, 04/15/2027 (D)	175,000	167,563
Tesla, Inc.
5.300%, 08/15/2025 (D)	4,835,000	4,176,231
The Home Depot, Inc.
3.250%, 03/01/2022	875,000	873,848
The Home Depot, Inc. (3 month LIBOR
+ 0.310%)
2.982%, 03/01/2022 (E)	1,065,000	1,065,000
Yum! Brands, Inc.
3.750%, 11/01/2021	6,270,000	6,128,925
3.875%, 11/01/2020 to 11/01/2023	5,270,000	5,182,900
5.300%, 09/15/2019	1,040,000	1,047,800
5.350%, 11/01/2043	2,844,000	2,452,950
6.875%, 11/15/2037	1,725,000	1,729,313
		43,890,505
Consumer staples - 1.7%
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021	925,000	906,398
3.300%, 02/01/2023	1,175,000	1,137,682
Anheuser-Busch InBev Finance, Inc. (3
month LIBOR + 1.260%)
3.623%, 02/01/2021 (E)	1,750,000	1,779,680
Aramark Services, Inc.
5.000%, 04/01/2025 to 02/01/2028 (D)	3,770,000	3,704,272
B&G Foods, Inc.
4.625%, 06/01/2021	975,000	957,938
Conagra Brands, Inc.
3.800%, 10/22/2021	1,630,000	1,626,570
Conagra Brands, Inc. (3 month LIBOR +
0.750%)
3.219%, 10/22/2020 (E)	745,000	743,494
Nestle Holdings, Inc.
3.100%, 09/24/2021 (D)	6,300,000	6,291,755
Philip Morris International, Inc.
2.000%, 02/21/2020	1,920,000	1,890,151
2.625%, 02/18/2022	2,380,000	2,297,391
Philip Morris International, Inc. (3 month
LIBOR + 0.420%)
2.751%, 02/21/2020 (E)	1,275,000	1,278,879
Reckitt Benckiser Treasury Services PLC
(3 month LIBOR + 0.560%)
2.846%, 06/24/2022 (D)(E)	2,110,000	2,092,409
Spectrum Brands, Inc.
6.125%, 12/15/2024	725,000	699,625
6.625%, 11/15/2022	1,570,000	1,602,185
The Kroger Company
2.000%, 01/15/2019	645,000	644,021

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Unilever Capital Corp.
3.000%, 03/07/2022	$1,035,000	$1,018,389
		28,670,839
Energy - 0.4%
Enterprise Products Operating LLC
3.500%, 02/01/2022	1,500,000	1,489,172
EQT Corp.
8.125%, 06/01/2019	941,000	963,053
NGL Energy Partners LP
5.125%, 07/15/2019	470,000	468,825
NuStar Logistics LP
4.800%, 09/01/2020	725,000	713,821
Shell International Finance BV (3 month
LIBOR + 0.450%)
2.806%, 05/11/2020 (E)	3,385,000	3,399,642
		7,034,513
Financials - 3.4%
KFW
2.875%, 04/03/2028	36,675,000	35,939,000
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	810,000	799,751
2.750%, 01/30/2022	865,000	840,526
3.300%, 03/14/2023	315,000	310,092
Refinitiv US Holdings, Inc.
6.250%, 05/15/2026 (D)	1,160,000	1,144,775
8.250%, 11/15/2026 (D)	3,235,000	3,081,338
State Street Corp. (5.250% to 9-15-20,
then 3 month LIBOR + 3.597%)
09/15/2020 (F)	1,550,000	1,565,810
State Street Corp. (5.625% to 12-15-23,
then 3 month LIBOR + 2.539%)
12/15/2023 (F)	3,960,000	3,890,700
The Bank of New York Mellon Corp.
(4.625% to 9-20-26, then 3 month
LIBOR + 3.131%)
09/20/2026 (F)	1,900,000	1,776,500
The Bank of New York Mellon Corp.
(4.950% to 6-20-20, then 3 month
LIBOR + 3.420%)
06/20/2020 (F)	2,450,000	2,457,105
The PNC Financial Services Group, Inc.
(5.000% to 11-1-26, then 3 month
LIBOR + 3.300%)
11/01/2026 (F)	2,965,000	2,816,750
U.S. Bancorp (5.300% to 4-15-27, then 3
month LIBOR + 2.914%)
04/15/2027 (F)	1,155,000	1,117,463
		55,739,810
Health care - 1.7%
Becton, Dickinson and Company
2.675%, 12/15/2019	1,307,000	1,296,076
3.363%, 06/06/2024	2,905,000	2,771,966
Becton, Dickinson and Company (3
month LIBOR + 1.030%)
3.055%, 06/06/2022 (E)	1,895,000	1,890,608
Elanco Animal Health, Inc.
3.912%, 08/27/2021 (D)	400,000	399,749
4.272%, 08/28/2023 (D)	750,000	744,620
4.900%, 08/28/2028 (D)	1,785,000	1,796,501
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (D)	575,000	594,378
HCA, Inc.
4.250%, 10/15/2019	1,830,000	1,834,575
6.500%, 02/15/2020	7,245,000	7,444,238
Hologic, Inc.
4.375%, 10/15/2025 (D)	2,245,000	2,132,750
Medtronic Global Holdings SCA
1.700%, 03/28/2019	2,350,000	2,341,506
Medtronic, Inc.
2.500%, 03/15/2020	995,000	986,660
Teleflex, Inc.
4.625%, 11/15/2027	1,622,000	1,524,680
4.875%, 06/01/2026	1,611,000	1,560,189
		27,318,496
Industrials - 1.1%
3M Company
3.000%, 09/14/2021	1,085,000	1,082,944
Caterpillar Financial Services Corp.
2.250%, 12/01/2019	810,000	803,051
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 05/10/2021	235,419	241,941
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 10/11/2025	969,965	972,196
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 10/11/2021	192,514	196,787
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	57,341	57,639
Fortive Corp.
1.800%, 06/15/2019	24,000	23,805
Lennox International, Inc.
3.000%, 11/15/2023	510,000	479,548
Northrop Grumman Corp.
2.550%, 10/15/2022	2,940,000	2,810,104
Roper Technologies, Inc.
3.650%, 09/15/2023	1,850,000	1,822,923
4.200%, 09/15/2028	1,650,000	1,610,533
Sensata Technologies BV
5.000%, 10/01/2025 (D)	1,475,000	1,419,688
5.625%, 11/01/2024 (D)	415,000	416,038
Sensata Technologies UK Financing
Company PLC
6.250%, 02/15/2026 (D)	1,000,000	1,018,140
Trinity Acquisition PLC
4.400%, 03/15/2026	1,035,000	1,019,106
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	51,581	54,794
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 12/03/2026	198,838	200,389
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 12/03/2022	265,375	278,060
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 05/15/2027	466,926	464,545
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 05/15/2023	349,666	354,771
Waste Connections, Inc.
4.250%, 12/01/2028	710,000	716,041
Welbilt, Inc.
9.500%, 02/15/2024	1,545,000	1,658,944
Xylem, Inc.
3.250%, 11/01/2026	400,000	374,532

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Xylem, Inc. (continued)
4.875%, 10/01/2021	$100,000	$103,035
		18,179,554
Information technology - 1.1%
Amphenol Corp.
2.200%, 04/01/2020	1,400,000	1,376,404
3.200%, 04/01/2024	700,000	668,951
Apple, Inc.
1.500%, 09/12/2019	5,420,000	5,360,162
Fiserv, Inc.
2.700%, 06/01/2020	1,590,000	1,568,004
3.800%, 10/01/2023	1,080,000	1,078,370
4.200%, 10/01/2028	1,080,000	1,067,720
Solera LLC
10.500%, 03/01/2024 (D)	6,701,000	7,220,328
		18,339,939
Materials - 0.9%
Ecolab, Inc.
2.000%, 01/14/2019	1,260,000	1,258,396
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (D)	1,975,000	1,928,094
5.750%, 10/15/2020	8,251,952	8,241,637
6.875%, 02/15/2021	1,405,209	1,412,235
Reynolds Group Issuer, Inc. (3 month
LIBOR + 3.500%)
5.848%, 07/15/2021 (D)(E)	2,660,000	2,679,684
		15,520,046
Real estate - 1.0%
American Tower Corp.
3.300%, 02/15/2021	965,000	957,525
Camden Property Trust
4.100%, 10/15/2028	225,000	223,472
Crown Castle International Corp.
4.875%, 04/15/2022	2,950,000	3,026,990
5.250%, 01/15/2023	6,725,000	6,961,753
SBA Communications Corp.
4.875%, 07/15/2022	5,680,000	5,651,600
		16,821,340
Utilities - 1.8%
American Electric Power Company, Inc.
3.650%, 12/01/2021	340,000	339,801
4.300%, 12/01/2028	1,225,000	1,221,578
Berkshire Hathaway Energy Company
2.400%, 02/01/2020	980,000	969,959
Dominion Energy, Inc.
2.962%, 07/01/2019	255,000	254,590
DTE Energy Company
3.700%, 08/01/2023	935,000	929,568
3.800%, 03/15/2027	3,775,000	3,635,708
Edison International
2.125%, 04/15/2020	2,350,000	2,280,262
Eversource Energy
2.750%, 03/15/2022	1,275,000	1,238,686
2.900%, 10/01/2024	850,000	808,360
3.300%, 01/15/2028	2,015,000	1,889,499
NiSource, Inc.
3.490%, 05/15/2027	3,805,000	3,579,277
4.375%, 05/15/2047	2,100,000	1,905,781
NiSource, Inc. (5.650% to 6-15-23, then
5 Year CMT + 2.843%)
06/15/2023 (D)(F)	2,650,000	2,534,063
NSTAR Electric Company
3.200%, 05/15/2027	1,735,000	1,644,763
The Southern Company
1.850%, 07/01/2019	1,080,000	1,071,153
Virginia Electric & Power Company
3.150%, 01/15/2026	690,000	661,202
3.500%, 03/15/2027	1,645,000	1,586,930
Wisconsin Public Service Corp.
3.350%, 11/21/2021	885,000	884,323
Xcel Energy, Inc.
4.000%, 06/15/2028	1,560,000	1,540,935
		28,976,438
TOTAL CORPORATE BONDS (Cost $363,608,531)		$356,011,583

TERM LOANS (G) – 2.6%
Communication services – 0.2%
Crown Subsea Communications
Holding, Inc., Term Loan B (3 month
LIBOR + 6.000%)
8.307%, 10/26/2025	430,000	427,313
Formula One Management, Ltd., 2018
USD Term Loan (1 month LIBOR +
2.500%)
4.845%, 02/01/2024	2,025,000	1,953,619
Zayo Group LLC, 2017 Incremental
Term Loan (1 month LIBOR +
2.250%)
4.595%, 01/19/2024	2,025,000	2,004,750
		4,385,682
Consumer staples – 0.0%
Prestige Brands, Inc., Term Loan B4 (1
month LIBOR + 2.000%)
4.345%, 01/26/2024	120,338	119,010
Energy – 0.2%
BCP Raptor LLC, Term Loan B (2
month LIBOR + 4.250%)
6.641%, 06/24/2024	2,966,102	2,857,839
Financials – 1.1%
HUB International, Ltd., 2018 Term
Loan B (3 month LIBOR + 3.000%)
5.490%, 04/25/2025	11,614,438	11,396,667
Refinitiv US Holdings, Inc., 2018 USD
Term Loan (1 month LIBOR +
3.750%)
6.095%, 10/01/2025	6,150,000	5,984,196
Vantiv LLC, 2018 Term Loan A5 (1
month LIBOR + 1.500%)
3.807%, 01/16/2023	1,223,625	1,216,552
		18,597,415
Health care – 0.3%
Change Healthcare Holdings LLC, 2017
Term Loan B (1 month LIBOR +
2.750%)
5.095%, 03/01/2024	3,286,815	3,244,546
NVA Holdings, Inc., Term Loan B3 (1
month LIBOR + 2.750%)
5.095%, 02/02/2025	1,504,436	1,465,577
		4,710,123
Industrials – 0.4%
Institutional Shareholder Services, Inc.,
2017 1st Lien Term Loan (3 month
LIBOR + 3.750%)
6.136%, 10/16/2024	377,564	372,844

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (G)(continued)
Industrials (continued)
Institutional Shareholder Services, Inc.,
2017 Delayed Draw Term Loan (3
month LIBOR + 3.750%)
6.077%, 10/16/2024	$34,410	$33,980
Trans Union LLC, 2018 Term Loan B4
(1 month LIBOR + 2.000%)
4.345%, 06/19/2025	2,718,188	2,691,984
Trans Union LLC, Term Loan A2 (1
month LIBOR + 1.750%)
4.095%, 08/09/2022	3,857,127	3,828,198
		6,927,006
Information technology – 0.3%
Cypress Intermediate Holdings III, Inc.,
2017 1st Lien Term Loan (1 month
LIBOR + 3.000%)
5.350%, 04/26/2024	2,014,373	1,987,179
Kronos, Inc., 2017 Term Loan B (2 and
3 month LIBOR + 3.000%)
5.541%, 11/01/2023	3,150,441	3,100,381
		5,087,560
Materials – 0.1%
HB Fuller Company, 2017 Term Loan B
(1 month LIBOR + 2.000%)
4.301%, 10/20/2024	1,100,894	1,083,466
TOTAL TERM LOANS (Cost $44,517,986)		$43,768,101

SECURITIES LENDING COLLATERAL – 0.1%
John Hancock Collateral Trust,
2.3749% (H)(I)	139,024	1,390,599
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,390,602)		$1,390,599

SHORT-TERM INVESTMENTS – 0.0%
Money market funds – 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
2.1426% (H)	239,922	239,922
T. Rowe Price Government Reserve Fund,
2.2493% (H)	1,000	1,000
		240,922
TOTAL SHORT-TERM INVESTMENTS (Cost $240,922)		$240,922
Total Investments (Capital Appreciation Value Fund)
(Cost $1,441,333,331) – 100.5%		$1,659,135,812
Other assets and liabilities, net – (0.5%)		(7,462,344)
TOTAL NET ASSETS – 100.0%		$1,651,673,468

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $1,363,662.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	The rate shown is the annualized seven-day yield as of 11-30-18.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

WRITTEN OPTIONS

Options on securities
Counterparty (OTC)/			Exercise	Expiration	Number of	Notional
Exchange-traded	Name of issuer		price	date	contracts	amount	Premium	Value
Calls
Citigroup Global
Markets, Inc.	Abbott Laboratories	USD	65.00	Jan 2019	723	72,300	$171,166	$(669,835)
Citigroup Global
Markets, Inc.	Abbott Laboratories	USD	67.50	Jan 2019	574	57,400	75,150	(401,011)
Deutsche Bank
Securities, Inc.	Abbott Laboratories	USD	67.50	Jan 2019	302	30,200	55,369	(210,985)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class A	USD	1,200.00	Jan 2019	53	5,300	316,509	(44,456)
Credit Suisse Securities
(USA) LLC	Alphabet, Inc., Class A	USD	1,200.00	Jan 2019	36	3,600	175,752	(30,196)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class A	USD	1,260.00	Jan 2019	8	800	42,954	(3,265)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class A	USD	1,340.00	Jan 2020	21	2,100	166,211	(103,810)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class A	USD	1,400.00	Jan 2020	21	2,100	129,491	(77,741)

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

Options on securities (continued)

Counterparty (OTC)/		Exercise		Expiration	Number of	Notional
Exchange-traded	Name of issuer	price		date	contracts	amount	Premium	Value
Calls (continued)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class A	USD	1,500.00	Jan 2020	21	2,100	$85,759	$(47,008)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	1,200.00	Jan 2019	11	1,100	45,662	(9,227)
Credit Suisse Securities
(USA) LLC	Alphabet, Inc., Class C	USD	1,200.00	Jan 2019	18	1,800	89,406	(15,098)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	1,260.00	Jan 2019	29	2,900	148,113	(11,834)
Citigroup Global
Markets, Inc.	Amazon.com, Inc.	USD	2,000.00	Jan 2019	24	2,400	218,489	(26,438)
Citigroup Global
Markets, Inc.	Amazon.com, Inc.	USD	2,300.00	Jan 2020	26	2,600	277,727	(217,078)
Credit Suisse Securities
(USA) LLC	Amazon.com, Inc.	USD	2,500.00	Jan 2020	10	1,000	123,525	(55,340)
Credit Suisse Securities
(USA) LLC	Amazon.com, Inc.	USD	2,600.00	Jan 2020	11	1,100	112,904	(49,475)
Credit Suisse Securities
(USA) LLC	Amazon.com, Inc.	USD	2,700.00	Jan 2020	11	1,100	94,001	(40,178)
Credit Suisse Securities
(USA) LLC	American Tower Corp.	USD	155.00	Jan 2019	142	14,200	52,010	(151,973)
JPMorgan Clearing Corp.	American Tower Corp.	USD	155.00	Jan 2019	154	15,400	55,073	(164,816)
JPMorgan Clearing Corp.	American Tower Corp.	USD	160.00	Jan 2019	156	15,600	80,226	(107,977)
JPMorgan Clearing Corp.	American Tower Corp.	USD	165.00	Jan 2019	156	15,600	59,763	(61,483)
Citigroup Global
Markets, Inc.	Anthem, Inc.	USD	260.00	Jan 2019	100	10,000	81,579	(319,602)
Citigroup Global
Markets, Inc.	Anthem, Inc.	USD	270.00	Jan 2019	120	12,000	116,534	(278,424)
Citigroup Global
Markets, Inc.	Anthem, Inc.	USD	270.00	Jan 2019	98	9,800	51,351	(227,380)
Citigroup Global
Markets, Inc.	Anthem, Inc.	USD	300.00	Jan 2020	60	6,000	109,020	(162,471)
Citigroup Global
Markets, Inc.	Anthem, Inc.	USD	310.00	Jan 2020	60	6,000	85,020	(135,497)
Credit Suisse Securities
(USA) LLC	Apple, Inc.	USD	200.00	Jan 2019	435	43,500	290,223	(59,235)
Citigroup Global
Markets, Inc.	Booking Holdings, Inc.	USD	2,300.00	Jan 2019	20	2,000	140,428	(2,722)
Goldman Sachs &
Company	Duke Energy Corp.	USD	85.00	Jan 2020	413	41,300	104,840	(326,899)
Goldman Sachs &
Company	Duke Energy Corp.	USD	90.00	Jan 2020	413	41,300	53,702	(219,176)
Citigroup Global
Markets, Inc.	Enterprise Products Partners LP	USD	30.00	Jan 2019	1,604	160,400	130,671	(5,458)
Citigroup Global
Markets, Inc.	Facebook, Inc., Class A	USD	180.00	Jan 2019	294	29,400	318,484	(3,142)
Citigroup Global
Markets, Inc.	Facebook, Inc., Class A	USD	200.00	Jan 2019	94	9,400	60,329	(252)
Citigroup Global
Markets, Inc.	Intercontinental Exchange, Inc.	USD	80.00	Jan 2019	623	62,300	167,506	(199,783)
JPMorgan Clearing Corp.	Intuit, Inc.	USD	190.00	Jan 2019	262	26,200	237,003	(706,485)
Goldman Sachs &
Company	Intuit, Inc.	USD	260.00	Jan 2020	19	1,900	25,161	(23,599)
Goldman Sachs &
Company	Intuit, Inc.	USD	270.00	Jan 2020	19	1,900	20,541	(19,031)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	180.00	Jan 2019	134	13,400	166,711	(311,271)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	180.00	Jan 2019	40	4,000	51,400	(92,917)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	185.00	Jan 2019	135	13,500	140,801	(256,362)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	185.00	Jan 2019	40	4,000	43,628	(75,959)

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

Options on securities (continued)

Counterparty (OTC)/		Exercise		Expiration	Number of	Notional
Exchange-traded	Name of issuer	price		date	contracts	amount	Premium	Value
Calls (continued)
Credit Suisse Securities
(USA) LLC	McDonald’s Corp.	USD	195.00	Jan 2020	47	4,700	$35,593	$(63,240)
Credit Suisse Securities
(USA) LLC	McDonald’s Corp.	USD	200.00	Jan 2020	47	4,700	28,933	(53,255)
JPMorgan Clearing Corp.	Microsoft Corp.	USD	100.00	Jan 2019	515	51,500	224,679	(625,676)
JPMorgan Clearing Corp.	Microsoft Corp.	USD	105.00	Jan 2019	198	19,800	89,985	(158,924)
RBC Capital Markets LLC	Microsoft Corp.	USD	105.00	Jan 2019	241	24,100	79,289	(193,437)
Deutsche Bank
Securities, Inc.	Microsoft Corp.	USD	110.00	Jan 2019	914	91,400	270,310	(424,390)
JPMorgan Clearing Corp.	Microsoft Corp.	USD	110.00	Jan 2019	198	19,800	62,766	(91,936)
RBC Capital Markets LLC	Microsoft Corp.	USD	110.00	Jan 2019	241	24,100	51,333	(111,901)
Citigroup Global
Markets, Inc.	Microsoft Corp.	USD	125.00	Jan 2020	181	18,100	132,765	(130,356)
Citigroup Global
Markets, Inc.	Microsoft Corp.	USD	130.00	Jan 2020	181	18,100	106,520	(103,432)
Citigroup Global
Markets, Inc.	Microsoft Corp.	USD	135.00	Jan 2020	181	18,100	82,990	(81,297)
Goldman Sachs &
Company	Texas Instruments, Inc.	USD	125.00	Jan 2019	300	30,000	132,086	(1,510)
Goldman Sachs &
Company	Texas Instruments, Inc.	USD	130.00	Jan 2019	301	30,100	97,248	(753)
Goldman Sachs &
Company	Texas Instruments, Inc.	USD	130.00	Jan 2020	37	3,700	26,852	(9,641)
Citigroup Global
Markets, Inc.	The PNC Financial Services Group, Inc.	USD	130.00	Jan 2019	389	38,900	118,252	(307,664)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	165.00	Jan 2019	402	40,200	143,514	(1,811)
Citigroup Global
Markets, Inc.	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2019	40	4,000	20,440	(18)
Merrill Lynch, Pierce,
Fenner & Smith, Inc.	Thermo Fisher Scientific, Inc.	USD	230.00	Jan 2019	156	15,600	154,639	(344,692)
Merrill Lynch, Pierce,
Fenner & Smith, Inc.	Thermo Fisher Scientific, Inc.	USD	240.00	Jan 2019	156	15,600	106,723	(220,194)
Goldman Sachs &
Company	UnitedHealth Group, Inc.	USD	260.00	Jan 2019	112	11,200	92,188	(275,104)
Goldman Sachs &
Company	UnitedHealth Group, Inc.	USD	270.00	Jan 2019	356	35,600	173,180	(583,561)
Citigroup Global
Markets, Inc.	UnitedHealth Group, Inc.	USD	290.00	Jan 2020	92	9,200	167,124	(235,820)
Goldman Sachs &
Company	UnitedHealth Group, Inc.	USD	290.00	Jan 2020	40	4,000	73,203	(102,531)
Citigroup Global
Markets, Inc.	UnitedHealth Group, Inc.	USD	300.00	Jan 2020	127	12,700	186,659	(267,113)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	105.00	Jan 2019	100	10,000	61,709	(372,042)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	110.00	Jan 2019	100	10,000	45,616	(322,805)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	115.00	Jan 2019	100	10,000	32,809	(273,897)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	120.00	Jan 2019	106	10,600	41,546	(239,250)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	120.00	Jan 2019	165	16,500	64,481	(372,417)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	125.00	Jan 2019	133	13,300	47,481	(237,547)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	135.00	Jan 2019	393	39,300	167,677	(374,322)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	140.00	Jan 2019	201	20,100	86,832	(116,737)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	140.00	Jan 2019	177	17,700	82,659	(102,799)

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

Options on securities (continued)

Counterparty (OTC)/		Exercise		Expiration	Number of	Notional
Exchange-traded	Name of issuer	price		date	contracts	amount	Premium	Value
Calls (continued)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	150.00	Jan 2019	606	60,600	$318,654	$(96,703)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	150.00	Jan 2020	157	15,700	145,445	(190,406)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	155.00	Jan 2020	157	15,700	118,158	(157,187)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	160.00	Jan 2020	248	24,800	170,966	(202,602)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	165.00	Jan 2020	91	9,100	60,806	(59,977)
Citigroup Global
Markets, Inc.	Yum! Brands, Inc.	USD	95.00	Jan 2019	431	43,100	76,158	(54,911)
							$9,148,460	$(13,486,747)
Exchange-traded	Booking Holdings, Inc.	USD	1,900.00	Jan 2019	11	1,100	155,971	(67,485)
Exchange-traded	Booking Holdings, Inc.	USD	2,000.00	Jan 2019	11	1,100	119,932	(24,805)
Exchange-traded	Visa, Inc., Class A	USD	125.00	Jan 2019	130	13,000	47,805	(232,050)
							$323,708	$(324,340)
							$9,472,168	$(13,811,087)

Derivatives Currency Abbreviations

USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Core Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 52.5%
U.S. Government – 23.7%
U.S. Treasury Bonds
2.500%, 02/15/2046 to 05/15/2046	$16,257,000	$13,887,935
2.750%, 08/15/2047 to 11/15/2047	30,906,000	27,689,041
3.000%, 09/30/2025 to 08/15/2048	12,041,000	11,641,331
3.125%, 05/15/2048	21,459,000	20,715,479
3.375%, 11/15/2048	10,311,000	10,450,360
3.750%, 11/15/2043	3,182,000	3,424,628
U.S. Treasury Notes
1.500%, 08/15/2026	21,725,000	19,566,927
1.625%, 08/31/2022	7,042,000	6,738,589
1.875%, 01/31/2022	66,706,000	64,780,405
2.000%, 10/31/2021 to 11/15/2026	34,811,000	33,703,395
2.375%, 01/31/2023	1,162,000	1,140,712
2.625%, 06/15/2021	718,000	714,578
2.750%, 04/30/2023 to 08/31/2023	2,991,000	2,979,531
2.875%, 10/31/2020 to 08/15/2028	63,030,000	63,007,869
2.875%, 10/31/2023 (A)	53,173,000	53,245,698
3.000%, 10/31/2025	3,136,000	3,152,782
3.125%, 11/15/2028	46,406,000	46,875,498
		383,714,758
U.S. Government Agency – 28.8%
Federal Home Loan Mortgage Corp.
2.801%, (12 month LIBOR +
1.640%), 01/01/2047 (B)	1,559,267	1,534,380
3.500%, 12/01/2047 to 03/01/2048	7,793,154	7,657,358
3.859%, (12 month LIBOR +
1.640%), 07/01/2048 (B)	918,900	927,421
4.000%, 04/01/2034 to 11/01/2048	58,605,435	59,103,322
4.500%, 06/01/2039 to 11/01/2048	12,823,326	13,196,453
5.000%, 06/01/2044 to 06/01/2048	5,027,855	5,332,167
Federal National Mortgage Association
2.947%, (12 month LIBOR +
1.599%), 08/01/2047 (B)	1,293,415	1,279,551
3.000%, 11/01/2046	2,524,518	2,435,667
3.136%, (12 month LIBOR +
1.620%), 03/01/2047 (B)	1,734,390	1,730,275
3.500%, TBA (C)	3,400,000	3,334,922
3.500%, 09/01/2033 to 09/01/2052	73,542,846	72,768,502
3.729%, (12 month LIBOR +
1.620%), 08/01/2048 (B)	1,762,037	1,781,872
3.742%, (12 month LIBOR +
1.620%), 07/01/2048 (B)	1,649,901	1,668,314
3.751%, (12 month LIBOR +
1.620%), 08/01/2048 (B)	878,062	887,304
3.850%, (12 month LIBOR +
1.620%), 10/01/2048 (B)	1,473,594	1,500,465
4.000%, TBA (C)	7,800,000	7,846,313
4.000%, 07/01/2033 to 10/01/2048	113,459,531	114,803,315
4.500%, 05/01/2034 to 11/01/2048	21,127,088	21,803,923
5.000%, 07/01/2044 to 08/01/2056	18,702,109	19,807,128
Government National
Mortgage Association
3.500%, 09/20/2045 to 01/20/2048	25,297,091	25,074,746
4.000%, 03/20/2048 to 04/20/2048	3,526,768	3,577,479
4.500%, TBA (C)	200,000	205,953
4.500%, 10/20/2048 to 12/20/2048	25,796,710	26,640,138
5.000%, TBA (C)	41,900,000	43,596,432
5.000%, 12/20/2039 to 12/20/2048	25,764,137	26,929,924
		465,423,324
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $857,378,802)		$849,138,082

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Colombia – 0.1%
Republic of Colombia
4.500%, 03/15/2029	$1,115,000	$1,090,481
5.000%, 06/15/2045	595,000	555,730
		1,646,211
Indonesia – 0.1%
Republic of Indonesia
2.950%, 01/11/2023	2,071,000	1,964,099
Mexico – 0.2%
Government of Mexico
3.750%, 01/11/2028	687,000	635,475
4.600%, 02/10/2048	3,474,000	2,992,886
		3,628,361
Panama – 0.1%
Republic of Panama
4.500%, 04/16/2050	873,000	814,073
Paraguay – 0.1%
Republic of Paraguay
6.100%, 08/11/2044 (D)	1,445,000	1,441,388
South Korea – 0.2%
Export-Import Bank of Korea
3.000%, 11/01/2022	1,602,000	1,565,901
Republic of Korea
3.500%, 09/20/2028 (A)	1,020,000	1,002,231
3.875%, 09/20/2048	615,000	585,433
		3,153,565
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $12,942,956)		$12,647,697

CORPORATE BONDS – 23.9%
Communication services – 2.1%
21st Century Fox America, Inc.
4.950%, 10/15/2045	610,000	646,476
AT&T, Inc.
3.400%, 05/15/2025	1,211,000	1,127,249
4.750%, 05/15/2046	595,000	513,361
5.150%, 02/15/2050	1,890,000	1,696,733
5.250%, 03/01/2037	1,132,000	1,077,648
5.450%, 03/01/2047	1,638,000	1,551,830
Charter Communications Operating LLC
4.464%, 07/23/2022	582,000	582,930
5.375%, 04/01/2038 to 05/01/2047	923,000	833,651
5.750%, 04/01/2048	1,553,000	1,447,674
Comcast Corp.
3.300%, 10/01/2020	3,379,000	3,378,776
3.450%, 10/01/2021	2,715,000	2,718,063
3.700%, 04/15/2024	2,354,000	2,346,657
3.950%, 10/15/2025	1,660,000	1,654,212
4.000%, 03/01/2048	904,000	795,111
4.150%, 10/15/2028	1,358,000	1,346,602
4.600%, 10/15/2038	1,266,000	1,239,971
4.950%, 10/15/2058	1,330,000	1,306,260
Telefonica Emisiones SAU
5.213%, 03/08/2047	550,000	499,282
The Walt Disney Company
4.125%, 06/01/2044 (A)	302,000	292,774
Time Warner Cable LLC
6.550%, 05/01/2037	421,000	427,288
Verizon Communications, Inc.
4.125%, 08/15/2046	1,754,000	1,512,700
4.150%, 03/15/2024	595,000	601,140
4.272%, 01/15/2036	570,000	522,966
4.329%, 09/21/2028	1,610,000	1,600,193
4.400%, 11/01/2034	1,291,000	1,224,824
4.672%, 03/15/2055	302,000	271,685
5.500%, 03/16/2047	879,000	918,045
Vodafone Group PLC
3.750%, 01/16/2024	1,150,000	1,120,902
Warner Media LLC
3.800%, 02/15/2027	483,000	450,103
5.350%, 12/15/2043	297,000	278,599
5.375%, 10/15/2041	476,000	452,305
		34,436,010
Consumer discretionary – 0.8%
Amazon.com, Inc.
2.800%, 08/22/2024	1,129,000	1,079,746
Ford Motor Company
5.291%, 12/08/2046	812,000	653,038
Ford Motor Credit Company LLC
3.815%, 11/02/2027	240,000	202,337
4.140%, 02/15/2023	346,000	327,927
General Motors Company
5.000%, 10/01/2028	302,000	283,388
5.150%, 04/01/2038	572,000	486,953
5.950%, 04/01/2049	1,884,000	1,699,843
GLP Capital LP
5.300%, 01/15/2029	1,189,000	1,147,385
Starbucks Corp.
3.800%, 08/15/2025	3,280,000	3,226,814
4.000%, 11/15/2028	1,385,000	1,357,927
Volkswagen Group of America
Finance LLC
4.750%, 11/13/2028 (D)	3,365,000	3,213,331
		13,678,689
Consumer staples – 2.4%
Alimentation Couche-Tard, Inc.
4.500%, 07/26/2047 (D)	107,000	97,984
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 01/12/2024	2,111,000	2,035,900
BAT Capital Corp.
2.297%, 08/14/2020	914,000	889,138
2.764%, 08/15/2022	549,000	519,991
3.557%, 08/15/2027	580,000	516,671
4.540%, 08/15/2047	668,000	542,495
Church & Dwight Company, Inc.
2.450%, 08/01/2022	458,000	436,854
3.150%, 08/01/2027	756,000	696,455
3.950%, 08/01/2047	225,000	196,144
Constellation Brands, Inc.
3.200%, 02/15/2023	2,113,000	2,042,913
3.600%, 02/15/2028	1,712,000	1,577,224
3.700%, 12/06/2026	483,000	453,853
4.400%, 11/15/2025	696,000	693,374
4.500%, 05/09/2047	260,000	230,596
4.650%, 11/15/2028	1,635,000	1,633,961
5.250%, 11/15/2048	726,000	721,982
Costco Wholesale Corp.
2.750%, 05/18/2024	1,308,000	1,264,321
3.000%, 05/18/2027	2,039,000	1,927,525
Danone SA
2.947%, 11/02/2026 (D)	3,621,000	3,273,876
Kraft Heinz Foods Company
2.800%, 07/02/2020	1,804,000	1,781,673
4.375%, 06/01/2046	969,000	787,879
Nestle Holdings, Inc.
3.100%, 09/24/2021 (D)	2,008,000	2,005,372
3.350%, 09/24/2023 (D)	2,507,000	2,490,044
3.500%, 09/24/2025 (D)	1,002,000	994,100

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Nestle Holdings, Inc. (continued)
3.625%, 09/24/2028 (D)	$2,047,000	$2,020,129
3.900%, 09/24/2038 (D)	713,000	679,891
4.000%, 09/24/2048 (D)	820,000	774,717
Reynolds American, Inc.
5.850%, 08/15/2045	1,162,000	1,124,206
Walmart, Inc.
3.400%, 06/26/2023	1,605,000	1,601,997
3.700%, 06/26/2028	3,770,000	3,732,020
4.050%, 06/29/2048	304,000	291,999
		38,035,284
Energy – 3.0%
Anadarko Petroleum Corp.
3.450%, 07/15/2024 (A)	979,000	933,283
4.850%, 03/15/2021	676,000	689,983
Andeavor Logistics LP
3.500%, 12/01/2022	689,000	665,832
BP Capital Markets America, Inc.
3.796%, 09/21/2025	1,809,000	1,790,551
3.937%, 09/21/2028	4,498,000	4,423,784
Cimarex Energy Company
4.375%, 06/01/2024	2,076,000	2,028,421
Ecopetrol SA
5.875%, 05/28/2045	409,000	373,928
Enbridge Energy Partners LP
7.375%, 10/15/2045	334,000	408,355
Enbridge, Inc.
2.900%, 07/15/2022	1,429,000	1,374,479
Encana Corp.
6.500%, 02/01/2038	929,000	1,029,999
6.625%, 08/15/2037	557,000	602,070
Energy Transfer LP
5.500%, 06/01/2027	1,412,000	1,408,470
Energy Transfer Partners LP
6.000%, 06/15/2048	845,000	813,630
6.125%, 12/15/2045	1,028,000	986,657
6.500%, 02/01/2042	325,000	327,612
Enterprise Products Operating LLC
3.500%, 02/01/2022	1,992,000	1,977,621
4.150%, 10/16/2028	1,328,000	1,296,123
Hess Corp.
5.600%, 02/15/2041	240,000	212,766
5.800%, 04/01/2047	832,000	744,542
HollyFrontier Corp.
5.875%, 04/01/2026	783,000	802,662
Kinder Morgan Energy Partners LP
4.250%, 09/01/2024	458,000	452,160
Kinder Morgan, Inc.
5.000%, 02/15/2021 (D)	1,838,000	1,872,218
5.550%, 06/01/2045	726,000	708,852
Marathon Petroleum Corp.
4.750%, 09/15/2044	652,000	580,356
MPLX LP
4.125%, 03/01/2027	601,000	563,481
4.700%, 04/15/2048	277,000	236,436
4.800%, 02/15/2029	330,000	324,730
5.200%, 03/01/2047	595,000	536,688
5.500%, 02/15/2049	801,000	765,338
Newfield Exploration Company
5.625%, 07/01/2024	2,259,000	2,309,828
5.750%, 01/30/2022	412,000	420,240
Northwest Pipeline LLC
4.000%, 04/01/2027 (D)	1,578,000	1,514,856
Petroleos Mexicanos
2.378%, 04/15/2025	568,750	555,050
2.460%, 12/15/2025	2,055,000	2,009,843
6.350%, 02/12/2048 (D)	595,000	474,751
6.500%, 03/13/2027	966,000	903,693
6.500%, 01/23/2029 (A)(D)	907,000	835,256
6.750%, 09/21/2047	694,000	574,285
Schlumberger Finance Canada, Ltd.
2.650%, 11/20/2022 (D)	2,393,000	2,300,928
Schlumberger Holdings Corp.
4.000%, 12/21/2025 (D)	1,656,000	1,623,737
Shell International Finance BV
3.500%, 11/13/2023	2,511,000	2,501,791
The Williams Companies, Inc.
4.550%, 06/24/2024	738,000	738,892
5.400%, 03/04/2044	600,000	564,730
5.750%, 06/24/2044	785,000	772,437
Transcanada Pipelines, Ltd.
5.100%, 03/15/2049	1,992,000	1,942,287
Western Gas Partners LP
5.500%, 08/15/2048	86,000	76,308
		49,049,939
Financials – 5.6%
AIB Group PLC
4.750%, 10/12/2023 (D)	2,632,000	2,587,699
American International Group, Inc.
4.200%, 04/01/2028	924,000	881,345
4.375%, 01/15/2055	464,000	376,049
6.250%, 05/01/2036	548,000	583,276
Aon PLC
3.875%, 12/15/2025	1,016,000	990,956
Banco Santander SA
3.800%, 02/23/2028	1,200,000	1,058,695
4.379%, 04/12/2028	1,600,000	1,475,647
Bank of America Corp.
3.248%, 10/21/2027	1,443,000	1,326,227
3.300%, 01/11/2023	1,657,000	1,615,887
4.000%, 04/01/2024	1,501,000	1,496,034
4.450%, 03/03/2026	934,000	917,426
Bank of America Corp. (3.593% to
7-21-27, then 3 month LIBOR +
1.370%) 3.593%, 07/21/2028	580,000	546,543
Bank of America Corp. (3.705% to
4-24-27, then 3 month LIBOR +
1.512%) 3.705%, 04/24/2028	2,234,000	2,109,295
Bank of America Corp. (3.864% to
7-23-23, then 3 month LIBOR +
0.940%) 3.864%, 07/23/2024	5,354,000	5,302,563
Bank of America Corp. (4.244% to
4-24-37, then 3 month LIBOR +
1.814%) 4.244%, 04/24/2038	91,000	84,939
Bank of Ireland Group PLC
4.500%, 11/25/2023 (D)	1,670,000	1,626,598
Banque Federative du Credit Mutuel SA
3.750%, 07/20/2023 (D)	2,007,000	1,982,620
Barclays PLC (4.610% to 2-15-22, then
3 month LIBOR + 1.400%) 4.610%,
02/15/2023	2,328,000	2,301,156
BNP Paribas SA
3.500%, 03/01/2023 (D)	3,015,000	2,906,130
Brighthouse Financial, Inc.
3.700%, 06/22/2027	619,000	527,208
Capital One Financial Corp.
2.400%, 10/30/2020	1,127,000	1,100,515
3.200%, 01/30/2023	840,000	811,674
4.250%, 04/30/2025	1,397,000	1,376,055

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Capital One NA
2.650%, 08/08/2022	$924,000	$881,865
Citigroup, Inc.
3.200%, 10/21/2026	1,940,000	1,772,371
4.450%, 09/29/2027	2,467,000	2,382,718
Citigroup, Inc. (3.668% to 7-24-27, then
3 month LIBOR + 1.390%) 3.668%,
07/24/2028	661,000	618,328
Citigroup, Inc. (4.044% to 6-1-23, then 3
month LIBOR + 1.023%) 4.044%,
06/01/2024	2,126,000	2,112,156
Citigroup, Inc. (4.075% to 4-23-28, then
3 month LIBOR + 1.192%) 4.075%,
04/23/2029	585,000	562,130
Comerica, Inc.
3.700%, 07/31/2023	2,789,000	2,763,663
Danske Bank A/S
3.875%, 09/12/2023 (D)	1,465,000	1,400,110
4.375%, 06/12/2028 (D)	535,000	502,378
DNB Bank ASA
2.125%, 10/02/2020 (D)	1,590,000	1,553,222
Enel Finance International NV
4.250%, 09/14/2023 (D)	1,677,000	1,605,914
4.875%, 06/14/2029 (D)	883,000	814,378
Intesa Sanpaolo SpA
3.875%, 07/14/2027 to 01/12/2028 (D)	4,043,000	3,284,157
4.375%, 01/12/2048 (D)	620,000	440,212
JPMorgan Chase & Co. (3.514% to
6-18-21, then 3 month LIBOR +
0.610%) 3.514%, 06/18/2022	604,000	601,706
JPMorgan Chase & Co. (3.882% to
7-24-37, then 3 month LIBOR +
1.360%) 3.882%, 07/24/2038	1,553,000	1,384,768
JPMorgan Chase & Co. (4.023% to
12-5-23, then 3 month LIBOR +
1.000%) 4.023%, 12/05/2024	1,802,000	1,797,841
JPMorgan Chase & Co. (4.260% to
2-22-47, then 3 month LIBOR +
1.580%) 4.260%, 02/22/2048	617,000	561,756
JPMorgan Chase & Co. (4.452% to
12-5-28, then 3 month LIBOR +
1.330%) 4.452%, 12/05/2029	1,201,000	1,201,708
Keycorp
4.150%, 10/29/2025	618,000	619,982
Lazard Group LLC
4.500%, 09/19/2028	1,437,000	1,402,830
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (D)	600,000	604,306
Lloyds Banking Group PLC
4.050%, 08/16/2023	1,766,000	1,723,082
4.344%, 01/09/2048	573,000	448,010
4.375%, 03/22/2028	1,322,000	1,242,243
MetLife, Inc.
4.600%, 05/13/2046	743,000	729,649
Morgan Stanley
2.625%, 11/17/2021	1,643,000	1,588,481
2.750%, 05/19/2022	8,000	7,706
PNC Bank NA
4.050%, 07/26/2028	1,390,000	1,369,540
Prudential Financial, Inc.
4.600%, 05/15/2044	297,000	285,526
Santander Holdings USA, Inc.
4.450%, 12/03/2021	3,952,000	3,959,258
Santander UK Holdings PLC (4.796% to
11-15-23, then 3 month LIBOR +
1.570%) 4.796%, 11/15/2024	1,698,000	1,682,016
Svenska Handelsbanken AB
3.900%, 11/20/2023	256,000	256,053
Temasek Financial I, Ltd.
3.625%, 08/01/2028 (D)	403,000	401,062
The Goldman Sachs Group, Inc.
3.500%, 11/16/2026	855,000	787,973
The Goldman Sachs Group, Inc. (4.017%
to 10-31-37, then 3 month LIBOR +
1.373%) 4.017%, 10/31/2038	603,000	527,119
The Goldman Sachs Group, Inc. (4.223%
to 5-1-28, then 3 month LIBOR +
1.301%) 4.223%, 05/01/2029	1,771,000	1,693,714
The Goldman Sachs Group, Inc. (4.411%
to 4-23-38, then 3 month LIBOR +
1.430%) 4.411%, 04/23/2039	1,623,000	1,490,742
The Royal Bank of Scotland Group PLC
(4.892% to 5-18-28, then 3 month
LIBOR + 1.754%) 4.892%,
05/18/2029	1,129,000	1,067,779
The Royal Bank of Scotland Group PLC
(5.076% to 1-27-29, then 3 month
LIBOR + 1.905%) 5.076%,
01/27/2030	1,568,000	1,498,609
Torchmark Corp.
4.550%, 09/15/2028	1,809,000	1,809,208
UBS Group Funding Switzerland AG
2.650%, 02/01/2022 (D)	1,548,000	1,488,678
Voya Financial, Inc.
3.125%, 07/15/2024	1,734,000	1,632,464
4.800%, 06/15/2046	285,000	266,934
Willis North America, Inc.
4.500%, 09/15/2028	1,873,000	1,836,546
		90,645,428
Health care – 3.0%
Abbott Laboratories
3.750%, 11/30/2026	1,093,000	1,069,148
4.900%, 11/30/2046	901,000	930,648
AbbVie, Inc.
2.500%, 05/14/2020	2,292,000	2,258,276
3.750%, 11/14/2023	1,313,000	1,292,093
4.250%, 11/14/2028	2,864,000	2,746,114
4.875%, 11/14/2048	1,390,000	1,267,361
Anthem, Inc.
2.950%, 12/01/2022	664,000	640,614
Becton, Dickinson and Company
2.404%, 06/05/2020	2,007,000	1,969,853
3.700%, 06/06/2027	1,003,000	935,056
3.734%, 12/15/2024	1,598,000	1,542,885
4.669%, 06/06/2047	416,000	386,700
4.685%, 12/15/2044	1,454,000	1,335,184
Boston Scientific Corp.
4.000%, 03/01/2028	302,000	287,886
Celgene Corp.
2.750%, 02/15/2023	2,145,000	2,034,978
2.875%, 02/19/2021	595,000	584,084
4.350%, 11/15/2047	374,000	312,856
4.550%, 02/20/2048	1,260,000	1,092,447
CVS Health Corp.
3.700%, 03/09/2023	3,015,000	2,967,008
4.000%, 12/05/2023	897,000	890,469
4.300%, 03/25/2028	3,630,000	3,535,898
4.780%, 03/25/2038	1,836,000	1,754,224

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
CVS Health Corp. (continued)
5.050%, 03/25/2048	$1,239,000	$1,200,193
Edwards Lifesciences Corp.
4.300%, 06/15/2028	1,995,000	1,987,778
GlaxoSmithKline Capital, Inc.
3.375%, 05/15/2023	2,965,000	2,934,906
Halfmoon Parent, Inc.
3.400%, 09/17/2021 (D)	1,355,000	1,343,394
3.750%, 07/15/2023 (D)	2,302,000	2,271,077
4.375%, 10/15/2028 (D)	1,409,000	1,383,552
4.800%, 08/15/2038 (D)	131,000	126,811
4.900%, 12/15/2048 (D)	1,128,000	1,077,128
Pfizer, Inc.
4.200%, 09/15/2048	485,000	472,998
Sanofi
3.375%, 06/19/2023	2,641,000	2,623,616
3.625%, 06/19/2028	2,933,000	2,902,296
		48,157,531
Industrials – 1.7%
Air Lease Corp.
3.500%, 01/15/2022	773,000	759,993
3.625%, 04/01/2027 to 12/01/2027	3,183,000	2,810,017
4.625%, 10/01/2028	89,000	85,390
Burlington Northern Santa Fe LLC
4.050%, 06/15/2048	904,000	832,665
Crowley Conro LLC
4.181%, 08/15/2043	860,000	867,595
CSX Corp.
4.250%, 03/15/2029	607,000	607,102
4.750%, 11/15/2048	729,000	718,857
Delta Air Lines, Inc.
3.800%, 04/19/2023	1,085,000	1,059,559
4.375%, 04/19/2028	412,000	393,391
ERAC USA Finance LLC
4.500%, 02/15/2045 (D)	109,000	99,779
Fedex Corp.
4.950%, 10/17/2048	1,127,000	1,096,291
FedEx Corp.
4.400%, 01/15/2047	359,000	318,640
4.550%, 04/01/2046	966,000	878,907
General Electric Company
5.875%, 01/14/2038	743,000	690,273
Northrop Grumman Corp.
2.080%, 10/15/2020	1,387,000	1,355,053
2.550%, 10/15/2022	1,947,000	1,860,977
2.930%, 01/15/2025	87,000	82,112
3.250%, 08/01/2023 to 01/15/2028	2,621,000	2,517,252
4.030%, 10/15/2047	565,000	505,698
The Boeing Company
3.550%, 03/01/2038	255,000	234,205
United Technologies Corp.
3.650%, 08/16/2023	2,306,000	2,272,834
4.125%, 11/16/2028	2,339,000	2,297,306
4.450%, 11/16/2038	1,122,000	1,083,559
4.625%, 11/16/2048	661,000	633,793
Valmont Industries, Inc.
5.000%, 10/01/2044	582,000	508,933
5.250%, 10/01/2054	577,000	501,641
Wabtec Corp.
4.150%, 03/15/2024	991,000	956,735
4.700%, 09/15/2028	1,313,000	1,242,940
		27,271,497
Information technology – 1.5%
Apple, Inc.
2.850%, 05/11/2024	1,130,000	1,088,862
3.200%, 05/13/2025 to 05/11/2027	3,524,000	3,357,959
3.750%, 11/13/2047	211,000	188,462
4.250%, 02/09/2047	1,182,000	1,148,750
4.375%, 05/13/2045	557,000	550,738
4.500%, 02/23/2036	601,000	622,407
Fiserv, Inc.
3.800%, 10/01/2023	997,000	995,495
4.200%, 10/01/2028	1,700,000	1,680,671
Hewlett Packard Enterprise Company
6.350%, 10/15/2045	1,197,000	1,109,931
Microsoft Corp.
2.000%, 08/08/2023	1,499,000	1,409,818
3.300%, 02/06/2027	1,207,000	1,174,903
4.000%, 02/12/2055	480,000	452,265
4.100%, 02/06/2037	988,000	990,669
4.250%, 02/06/2047	1,340,000	1,355,545
4.500%, 02/06/2057	724,000	744,574
NXP BV
3.875%, 09/01/2022 (D)	1,236,000	1,197,375
4.625%, 06/01/2023 (D)	3,937,000	3,860,701
Oracle Corp.
2.625%, 02/15/2023	815,000	786,965
2.950%, 11/15/2024	436,000	417,030
3.800%, 11/15/2037	446,000	408,554
		23,541,674
Materials – 0.9%
Avery Dennison Corp.
4.875%, 12/06/2028	1,285,000	1,280,979
Barrick North America Finance LLC
5.700%, 05/30/2041	718,000	747,473
CF Industries, Inc.
3.400%, 12/01/2021 (D)	1,826,000	1,794,746
4.500%, 12/01/2026 (D)	1,229,000	1,205,291
Eastman Chemical Company
4.650%, 10/15/2044	681,000	596,668
Goldcorp, Inc.
5.450%, 06/09/2044	463,000	459,435
International Paper Company
4.350%, 08/15/2048	527,000	438,464
4.400%, 08/15/2047	181,000	152,733
5.150%, 05/15/2046	1,568,000	1,457,686
Nucor Corp.
3.950%, 05/01/2028	393,000	386,422
4.400%, 05/01/2048	301,000	279,560
Southern Copper Corp.
3.875%, 04/23/2025	686,000	643,515
5.875%, 04/23/2045	731,000	722,004
7.500%, 07/27/2035	235,000	267,900
Suzano Austria GmbH
7.000%, 03/16/2047 (D)	446,000	453,136
Syngenta Finance NV
5.676%, 04/24/2048 (D)	735,000	592,478
The Dow Chemical Company
4.800%, 11/30/2028 (D)	790,000	792,105
5.550%, 11/30/2048 (D)	481,000	486,830
The Sherwin-Williams Company
2.750%, 06/01/2022	860,000	824,792
Vulcan Materials Company
4.500%, 06/15/2047	218,000	177,998
Westlake Chemical Corp.
3.600%, 08/15/2026	607,000	555,671
Westrock Company
4.000%, 03/15/2028 (D)	548,000	518,096

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Westrock Company (continued)
4.900%, 03/15/2029 (D)	$421,000	$423,271
		15,257,253
Real estate – 0.9%
Boston Properties Lp
4.500%, 12/01/2028	1,086,000	1,086,768
DDR Corp.
4.625%, 07/15/2022	1,672,000	1,712,822
ERP Operating LP
4.150%, 12/01/2028	461,000	460,891
Mid-America Apartments LP
3.600%, 06/01/2027	592,000	557,454
3.750%, 06/15/2024	1,474,000	1,438,378
4.000%, 11/15/2025	756,000	739,979
4.300%, 10/15/2023	632,000	637,144
Public Storage
2.370%, 09/15/2022	1,640,000	1,574,122
3.094%, 09/15/2027	1,301,000	1,209,209
Regency Centers LP
3.600%, 02/01/2027	600,000	565,306
4.125%, 03/15/2028	407,000	393,807
SITE Centers Corp.
4.250%, 02/01/2026	269,000	259,571
Store Capital Corp.
4.500%, 03/15/2028	2,321,000	2,249,106
Tanger Properties LP
3.750%, 12/01/2024	731,000	700,827
3.875%, 12/01/2023	805,000	784,638
Washington Prime Group LP
5.950%, 08/15/2024 (A)	570,000	529,298
		14,899,320
Utilities – 2.0%
Alliant Energy Finance LLC
4.250%, 06/15/2028 (D)	990,000	973,179
Ameren Illinois Company
4.500%, 03/15/2049	912,000	920,659
American Electric Power Company, Inc.
4.300%, 12/01/2028	1,321,000	1,317,310
American Transmission Systems, Inc.
5.000%, 09/01/2044 (D)	327,000	336,025
Appalachian Power Company
3.300%, 06/01/2027	396,000	372,281
Cms Energy Corp.
3.450%, 08/15/2027	302,000	285,914
Consumers Energy Company
3.800%, 11/15/2028	304,000	303,342
Dominion Energy, Inc.
1.600%, 08/15/2019	1,140,000	1,126,727
2.000%, 08/15/2021	867,000	825,677
4.250%, 06/01/2028	1,122,000	1,108,259
Dominion Gas Holdings LLC
4.800%, 11/01/2043	84,000	81,994
Duke Energy Corp.
1.800%, 09/01/2021	1,301,000	1,237,438
Duquesne Light Holdings, Inc.
3.616%, 08/01/2027 (D)	1,873,000	1,738,838
Electricite de France SA
5.000%, 09/21/2048 (D)	620,000	552,841
Electricite De France SA
4.875%, 09/21/2038 (D)	1,035,000	937,173
6.000%, 01/22/2114 (D)	379,000	367,664
Emera US Finance LP
3.550%, 06/15/2026	603,000	563,574
4.750%, 06/15/2046	740,000	690,435
FirstEnergy Corp.
4.850%, 07/15/2047	304,000	292,605
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (D)	250,000	263,658
Indiana Michigan Power Company
4.550%, 03/15/2046	607,000	602,802
IPALCO Enterprises, Inc.
3.700%, 09/01/2024	1,630,000	1,557,049
Mid-Atlantic Interstate
Transmission LLC
4.100%, 05/15/2028 (D)	1,182,000	1,144,202
Mississippi Power Company
3.950%, 03/30/2028	1,510,000	1,463,126
Pacific Gas & Electric Company
2.950%, 03/01/2026	905,000	746,782
3.300%, 03/15/2027 to 12/01/2027	1,986,000	1,636,515
4.000%, 12/01/2046	304,000	232,250
4.250%, 03/15/2046	304,000	235,473
4.750%, 02/15/2044	213,000	178,136
5.800%, 03/01/2037	94,000	86,868
6.050%, 03/01/2034	550,000	527,261
PPL Capital Funding, Inc.
3.100%, 05/15/2026	892,000	824,324
Sempra Energy
2.900%, 02/01/2023	664,000	634,016
4.000%, 02/01/2048	1,837,000	1,517,219
South Carolina Electric & Gas Company
4.250%, 08/15/2028	986,000	987,001
Southern California Edison Company
3.400%, 06/01/2023	802,000	783,322
3.500%, 10/01/2023	497,000	483,611
3.700%, 08/01/2025	713,000	696,687
4.125%, 03/01/2048	2,227,000	1,987,283
Southwestern Electric Power Company
2.750%, 10/01/2026	282,000	258,443
3.850%, 02/01/2048	456,000	389,123
3.900%, 04/01/2045	396,000	345,837
Virginia Electric & Power Company
4.600%, 12/01/2048	527,000	525,669
		32,138,592
TOTAL CORPORATE BONDS
(Cost $400,292,938)		$387,111,217

MUNICIPAL BONDS – 0.6%
County of Clark (Nevada)
6.820%, 07/01/2045	1,115,000	1,529,055
Los Angeles Community College District
(California)
6.750%, 08/01/2049	1,530,000	2,134,702
North Texas Tollway Authority
6.718%, 01/01/2049	1,495,000	2,031,197
Port Authority of New York & New
Jersey
4.458%, 10/01/2062	2,210,000	2,189,668
State of California
7.600%, 11/01/2040	490,000	703,101
State of Illinois, GO
5.100%, 06/01/2033	315,000	298,633
The Ohio State University
4.800%, 06/01/2111	600,000	611,586
TOTAL MUNICIPAL BONDS (Cost $9,339,153)		$9,497,942

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS – 12.2%
Commercial and residential – 4.2%
Benchmark Mortgage Trust
Series 2018-B1, Class ASB
3.602%, 01/15/2051 (E)	$532,000	$527,735
CD Mortgage Trust
Series 2016-CD1, Class A1,
1.443%, 08/10/2049	323,353	315,006
Series 2016-CD1, Class ASB,
2.622%, 08/10/2049	1,295,000	1,238,432
Series 2017-CD4, Class ASB,
3.317%, 05/10/2050	702,000	691,698
Series 2017-CD6, Class ASB,
3.332%, 11/13/2050	1,764,000	1,719,503
Series 2018-CD7, Class A4,
4.279%, 08/15/2051	276,000	282,589
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A1,
1.793%, 01/10/2048	486,023	478,532
Series 2016-C4, Class A4,
3.283%, 05/10/2058	863,000	825,913
Series 2016-C4, Class ASB,
3.091%, 05/10/2058	945,000	923,375
Series 2016-C7, Class A2,
3.585%, 12/10/2054	934,000	911,931
Series 2016-C7, Class A3,
3.839%, 12/10/2054	1,178,000	1,168,209
Series 2017-C8, Class A1,
1.965%, 06/15/2050	453,103	443,158
Series 2017-C8, Class ASB,
3.367%, 06/15/2050	733,000	722,009
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class AS
3.457%, 04/10/2048	421,000	411,476
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3,
2.822%, 10/15/2045	726,336	708,886
Series 2012-CR4, Class A2,
1.801%, 10/15/2045	105,675	100,779
Series 2013-CR10, Class A2,
2.972%, 08/10/2046	21,186	20,899
Series 2013-CR11, Class A1,
1.468%, 08/10/2050	23,883	23,853
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	758,000	773,648
Series 2014-CR16, Class ASB,
3.653%, 04/10/2047	940,000	945,340
Series 2014-UBS4, Class AM,
3.968%, 08/10/2047	969,000	963,896
Series 2014-UBS6, Class A5,
3.644%, 12/10/2047	1,326,000	1,318,716
Series 2016-COR1, Class ASB,
2.972%, 10/10/2049	562,000	545,881
Commercial Mortgage Trust
(Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class A3
4.228%, 05/10/2051	687,000	698,863
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2015-DC1, Class A5
3.350%, 02/10/2048	1,012,000	987,488
Commercial Mortgage Trust (Deutsche
Bank AG/Jefferies & Company)
Series 2014-UBS5, Class ASB
3.548%, 09/10/2047	195,000	195,418
Commercial Mortgage Trust (Deutsche
Bank AG/UBS)
Series 2014-UBS2, Class A5
3.961%, 03/10/2047	248,000	251,167
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4,
3.718%, 08/15/2048	986,000	981,804
Series 2015-C4, Class A4,
3.808%, 11/15/2048	1,802,000	1,797,170
Series 2016-C5, Class ASB,
3.533%, 11/15/2048	279,000	278,448
Series 2016-C7, Class A5,
3.502%, 11/15/2049	1,501,000	1,455,586
CSMC Trust
Series 2016-NXSR, Class A4
3.795%, 12/15/2049 (E)	2,115,000	2,090,609
DBGS Mortgage Trust
Series 2018, Class C1, A4
4.466%, 10/15/2051	1,837,000	1,905,504
DBJPM Mortgage Trust
Series 2017-C6, Class ASB
3.121%, 06/10/2050	416,000	402,496
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AAB,
2.935%, 05/10/2045	116,887	116,445
Series 2014-GC18, Class A3,
3.801%, 01/10/2047	623,000	627,066
Series 2015-GC35, Class A4,
3.506%, 10/10/2048	885,000	870,329
Series 2016-GS3, Class A4,
2.850%, 10/10/2049	572,000	534,717
Series 2016-GS3, Class AAB,
2.777%, 10/10/2049	857,000	828,660
Impact Funding Affordable Multifamily
Housing Mortgage Loan Trust
Series 2010-1, Class A1
5.314%, 01/25/2051 (D)	1,629,179	1,718,283
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C23, Class A4,
3.670%, 09/15/2047	793,000	792,134
Series 2015-C28, Class A2,
2.773%, 10/15/2048	472,599	469,216
Series 2015-C28, Class A3,
2.912%, 10/15/2048	3,160,000	3,029,820
JPMCC Commercial Mortgage
Securities Trust
Series 2017-JP5, Class ASB,
3.548%, 03/15/2050	2,500,000	2,476,197
Series 2017-JP6, Class ASB,
3.282%, 07/15/2050	781,000	762,175
JPMDB Commercial Mortgage
Securities Trust
Series 2017-C5, Class ASB,
3.491%, 03/15/2050	281,000	277,492
Series 2018-C8, Class ASB,
4.145%, 06/15/2051	841,000	859,655
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2012-CBX, Class A4,
3.483%, 06/15/2045	1,197,000	1,194,754
Series 2013-C13, Class A2,
2.665%, 01/15/2046	499,452	497,904

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust (continued)
Series 2014-C20, Class A2,
2.872%, 07/15/2047	$514,883	$513,910
Series 2015-JP1, Class ASB,
3.733%, 01/15/2049	843,000	848,495
Series 2016-JP2, Class A1,
1.324%, 08/15/2049	805,101	788,690
Series 2016-JP2, Class ASB,
2.713%, 08/15/2049	770,000	739,173
Series 2016-JP3, Class A4,
2.627%, 08/15/2049	1,411,000	1,301,561
JPMorgan Mortgage Trust
Series 2016-5, Class A1,
2.639%, 12/25/2046 (D)(E)	955,333	939,352
Series 2017-5, Class A1,
3.173%, 10/26/2048 (D)(E)	9,289,284	9,160,500
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2015-C25, Class A5,
3.635%, 10/15/2048	913,000	905,046
Series 2015-C25, Class ASB,
3.383%, 10/15/2048	2,640,000	2,619,739
Series 2015-C27, Class A4,
3.753%, 12/15/2047	226,000	225,581
Series 2016-C28, Class A4,
3.544%, 01/15/2049	479,000	470,720
Series 2016-C30, Class A4,
2.600%, 09/15/2049	1,586,000	1,458,001
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A1,
1.445%, 08/15/2049	819,773	802,517
Series 2016-UB11, Class ASB,
2.606%, 08/15/2049	646,000	616,011
Series 2016-UBS9, Class A1,
1.711%, 03/15/2049	426,297	418,316
UBS Commercial Mortgage Trust
Series 2017-C7, Class A4,
3.679%, 12/15/2050	194,000	189,225
Series 2018-C, Class A4,
4.117%, 03/15/2051 (E)	1,387,000	1,398,300
Series 2018-C10, Class A4,
4.313%, 05/15/2051	598,000	611,961
Series 2018-C13, Class A4,
4.334%, 10/15/2051	1,022,000	1,047,711
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C2, Class A4
3.525%, 05/10/2063	1,137,000	1,135,406
		68,351,079
U.S. Government Agency – 8.0%
Federal Home Loan Mortgage Corp.
Series 264, Class 30,
3.000%, 07/15/2042	5,445,426	5,261,239
Series 326, Class 300,
3.000%, 03/15/2044	4,381,149	4,234,633
Series 356, Class 300,
3.000%, 09/15/2047	1,477,911	1,420,617
Series 360, Class 300,
3.000%, 11/15/2047	3,420,682	3,303,607
Series 3838, Class QE,
3.500%, 01/15/2029	17,403	17,384
Series 4640, Class LD,
4.000%, 09/15/2043	3,677,117	3,769,352
Series 4700, Class QJ,
4.000%, 07/15/2044	3,518,695	3,611,198
Series 4705, Class A,
4.500%, 09/15/2042	2,414,312	2,513,889
Series 4742, Class PA,
3.000%, 10/15/2047	11,427,971	11,086,310
Series 4763, Class CA,
3.000%, 09/15/2038	635,938	627,955
Series 4767 KA, Class KA,
3.000%, 03/15/2048	3,115,226	3,073,724
Series 4786, Class DP,
4.500%, 07/15/2042	1,797,250	1,856,319
Series 4787, Class AK,
3.000%, 05/15/2048	4,715,196	4,521,713
Series 4796, Class AK,
3.000%, 05/15/2048	6,175,086	5,921,698
Series 4802, Class A,
3.000%, 06/15/2048	5,809,300	5,577,117
Federal National Mortgage Association
Series 1998-61, Class PL,
6.000%, 11/25/2028	593	637
Series 2013-30, Class CA,
1.500%, 04/25/2043	642,047	588,263
Series 2014-40, Class EP,
3.500%, 10/25/2042	858,139	864,366
Series 2017-13, Class PA,
3.000%, 08/25/2046	1,911,363	1,877,635
Series 2017-M7, Class A2,
2.961%, 02/25/2027 (E)	633,000	602,502
Series 2018-12, Class P,
3.000%, 03/25/2046	2,094,748	2,046,020
Series 2018-14, Class KC,
3.000%, 03/25/2048	2,913,888	2,906,603
Series 2018-15, Class AB,
3.000%, 03/25/2048	800,191	789,781
Series 2018-15, Class CA,
3.000%, 03/25/2048	769,340	756,538
Series 2018-38, Class LA,
3.000%, 06/25/2048	6,091,909	5,779,196
Series 2018-4, Class HC,
2.500%, 12/25/2047	1,687,059	1,603,757
Series 2018-43, Class CT,
3.000%, 06/25/2048	5,810,400	5,598,536
Series 2018-45, Class GA,
3.000%, 06/25/2048	12,602,975	12,143,435
Series 2018-50, Class BA,
3.000%, 07/25/2048	12,376,664	11,838,119
Series 2018-56, Class CH,
3.000%, 08/25/2048	2,837,930	2,737,241
Series 2018-57, Class PT,
3.000%, 08/25/2048	6,107,858	5,860,693
Series 2018-59, Class DA,
3.000%, 08/25/2048	6,212,556	5,960,093
Series 2018-63, Class DA,
3.500%, 09/25/2048	1,705,924	1,698,103
Series 2018-8, Class KL,
2.500%, 03/25/2047	2,214,000	2,104,265
Series 414, Class A35,
3.500%, 10/25/2042	2,782,983	2,764,921

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association
Series 2012-141, Class WA,
4.531%, 11/16/2041 (E)	$586,743	$617,451
Series 2017-167, Class BQ,
2.500%, 08/20/2044	2,698,535	2,597,217
		128,532,127
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $199,902,590)		$196,883,206

ASSET BACKED SECURITIES – 11.9%
Ally Auto Receivables Trust
Series 2015-1, Class A4
1.750%, 05/15/2020	469,034	468,482
Series 2015-2, Class A4
1.840%, 06/15/2020	526,748	525,504
American Express Credit Account Master
Trust
Series 2018-9, Class A (1 month
LIBOR + 0.380%)
2.687%, 04/15/2026 (B)	861,000	861,371
Americredit Automobile Receivables
Trust
Series 2018-1, Class A3
3.070%, 12/19/2022	788,000	785,890
Avis Budget Rental Car Funding
AESOP LLC
Series 2017-1A, Class A
3.070%, 09/20/2023 (D)	939,000	917,331
Barclays Dryrock Issuance Trust
Series 2018-1, Class A (1 month
LIBOR + 0.330%)
2.637%, 07/15/2024 (B)	1,795,000	1,798,146
Capital Auto Receivables Asset Trust
Series 2015-3, Class A4
2.130%, 05/20/2020	448,087	447,693
Series 2015-4, Class A4
2.010%, 07/20/2020	1,133,030	1,130,736
Series 2016-2, Class A4
1.630%, 01/20/2021	57,000	56,617
Series 2016-2, Class A4
1.980%, 10/20/2020	765,000	762,723
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month
LIBOR + 1.650%)
3.965%, 11/26/2046 (B)(D)	1,375,586	1,403,304
Series 2018-A, Class A2
4.130%, 12/26/2047 (D)	925,149	927,351
Discover Card Execution Note Trust
Series 2014-A4, Class A4
2.120%, 12/15/2021	1,287,000	1,281,078
Ford Credit Auto Owner Trust
Series 2015-A, Class A4
1.640%, 06/15/2020	320,147	319,711
Series 2017-1, Class A
2.620%, 08/15/2028 (D)	746,000	727,795
Series 2017-2, Class A
2.360%, 03/15/2029 (D)	1,526,000	1,466,419
Series 2017-A, Class A4
1.920%, 04/15/2022	1,180,000	1,157,366
Series 2018-1, Class A
3.190%, 07/15/2031 (D)	2,763,000	2,682,543
Series 2018-2, Class A
3.470%, 01/15/2030 (D)	1,745,000	1,737,763
Hertz Vehicle Financing II LP
Series 2015-3A, Class A
2.670%, 09/25/2021 (D)	2,840,000	2,793,190
Series 2016-2A, Class A
2.950%, 03/25/2022 (D)	1,214,000	1,198,562
Series 2016-3A, Class B
3.110%, 07/25/2020 (D)	711,000	708,489
Series 2016-4A, Class A
2.650%, 07/25/2022 (D)	1,002,000	973,979
Series 2017-1A, Class A
2.960%, 10/25/2021 (D)	1,483,000	1,461,498
Series 2017-2A, Class A
3.290%, 10/25/2023 (D)	2,366,000	2,306,129
Hertz Vehicle Financing LLC
Series 2018-2A, Class A
3.650%, 06/27/2022 (D)	1,641,000	1,640,577
Series 2018-3A, Class A
4.030%, 07/25/2024 (D)	2,563,000	2,562,997
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month
LIBOR + 1.600%)
3.907%, 10/15/2031 (B)(D)	2,054,000	2,119,494
Series 2014-CTA, Class A (1 month
LIBOR + 0.700%)
3.007%, 09/16/2024 (B)(D)	471,946	472,845
Series 2015-CA, Class B
3.250%, 05/15/2040 (D)	915,000	914,385
Series 2016-AA, Class A2B (1 month
LIBOR + 2.150%)
4.457%, 12/15/2045 (B)(D)	1,014,599	1,058,529
Series 2017-A, Class A2B (1 month
LIBOR + 0.900%)
3.207%, 12/16/2058 (B)(D)	2,627,000	2,625,000
Series 2018-BA, Class A2B (1 month
LIBOR + 0.720%)
3.027%, 12/15/2059 (B)(D)	1,191,000	1,186,675
Navient Private Education Refi
Loan Trust
Series 2018-A, Class A2
3.190%, 02/18/2042 (D)	719,000	704,160
Series 2018-CA, Class A2
3.520%, 06/16/2042 (D)	750,000	747,693
Series 2018-DA, Class A2A
4.000%, 12/15/2059 (D)	3,797,000	3,824,863
Navient Student Loan Trust
Series 2014-1, Class A3 (1 month
LIBOR + 0.510%)
2.791%, 06/25/2031 (B)	1,572,620	1,575,659
Series 2015-1, Class A2 (1 month
LIBOR + 0.600%)
2.915%, 04/25/2040 (B)	1,487,755	1,486,421
Series 2016-3A, Class A2 (1 month
LIBOR + 0.850%)
3.165%, 06/25/2065 (B)(D)	925,378	929,990
Series 2017-4A, Class A2 (1 month
LIBOR + 0.500%)
2.815%, 09/27/2066 (B)(D)	1,245,000	1,248,788
Series 2018-EA, Class A2
4.000%, 12/15/2059 (D)	1,964,000	1,983,696
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month
LIBOR + 0.180%)
2.670%, 10/27/2036 (B)	729,589	721,449
Series 2004-4, Class A5 (3 month
LIBOR + 0.160%)
2.650%, 01/25/2037 (B)	1,276,838	1,269,117

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2005-1, Class A5 (3 month
LIBOR + 0.110%)
2.600%, 10/25/2033 (B)	$5,193,294	$5,160,769
Series 2005-2, Class A5 (3 month
LIBOR + 0.100%)
2.466%, 03/23/2037 (B)	6,331,784	6,269,580
Series 2005-3, Class A5 (3 month
LIBOR + 0.120%)
2.486%, 12/24/2035 (B)	6,615,266	6,565,854
Series 2005-4, Class A4 (3 month
LIBOR + 0.180%)
2.546%, 03/22/2032 (B)	797,988	780,057
Series 2010-2A, Class A (3 month
LIBOR + 0.850%)
3.223%, 09/25/2048 (B)(D)	5,522,487	5,593,174
Series 2010-4A, Class A (1 month
LIBOR + 0.800%)
3.081%, 04/25/2046 (B)(D)	540,095	544,072
Series 2012-4A, Class A (1 month
LIBOR + 0.700%)
3.015%, 09/27/2038 (B)(D)	5,189,163	5,226,866
Series 2014-1A, Class A (1 month
LIBOR + 0.570%)
2.851%, 09/25/2041 (B)(D)	759,553	760,818
Series 2016-1A, Class A (1 month
LIBOR + 0.800%)
3.115%, 09/25/2065 (B)(D)	2,664,280	2,687,928
Series 2017-2A, Class A (1 month
LIBOR + 0.770%)
3.076%, 09/25/2065 (B)(D)	2,889,975	2,907,385
Series 2017-3A, Class A (1 month
LIBOR + 0.850%)
3.156%, 02/25/2066 (B)(D)	3,055,196	3,082,414
Series 2018-3A, Class A2 (1 month
LIBOR + 0.440%)
2.721%, 09/27/2066 (B)(D)	829,000	830,053
SLM Private Education Loan Trust
Series 2013-B, Class A2B (1 month
LIBOR + 1.100%)
3.407%, 06/17/2030 (B)(D)	325,159	326,196
Series 2013-C, Class A2A
2.940%, 10/15/2031 (D)	281,041	280,990
SLM Student Loan Trust
Series 2003-1, Class ASC (3 month
LIBOR + 0.750%)
3.084%, 12/15/2032 (B)(D)	1,065,776	1,044,294
Series 2004-10, Class A7A (3 month
LIBOR + 0.600%)
3.090%, 10/25/2029 (B)(D)	3,601,000	3,613,938
Series 2005-10, ClassA5 (3 month
LIBOR + 0.130%)
2.620%, 07/26/2021 (B)	879,605	871,053
Series 2006-1, Class A5 (3 month
LIBOR + 0.110%)
2.600%, 07/26/2021 (B)	4,062,898	4,004,538
Series 2006-10, Class A6 (3 month
LIBOR + 0.150%)
2.640%, 03/25/2044 (B)	6,157,000	5,958,845
Series 2006-3, Class A5 (3 month
LIBOR + 0.100%)
2.590%, 01/25/2021 (B)	1,975,002	1,955,689
Series 2007-1, Class A5 (3 month
LIBOR + 0.090%)
2.580%, 01/26/2026 (B)	425,071	424,111
Series 2007-2, Class A4 (3 month
LIBOR + 0.060%)
2.550%, 07/25/2022 (B)	2,873,000	2,806,922
Series 2010-1, Class A (1 month
LIBOR + 0.400%)
2.715%, 03/25/2025 (B)	443,332	433,440
Series 2012-1, Class A3 (1 month
LIBOR + 0.950%)
3.265%, 09/25/2028 (B)	3,980,673	3,987,059
Series 2012-2, Class A (1 month
LIBOR + 0.700%)
3.015%, 01/25/2029 (B)	3,362,839	3,342,049
Series 2012-6, Class A3 (1 month
LIBOR + 0.750%)
3.065%, 05/26/2026 (B)	734,720	734,720
Series 2013-4, Class4 A (1 month
LIBOR + 0.550%)
2.865%, 06/25/2043 (B)	566,741	567,604
SMB Private Education Loan Trust
Series 2015-A, Class A2B (1 month
LIBOR + 1.000%)
3.307%, 06/15/2027 (B)(D)	1,708,068	1,723,100
Series 2015-B, Class A2A
2.980%, 07/15/2027 (D)	572,278	568,037
Series 2015-C, Class A2B (1 month
LIBOR + 1.400%)
3.707%, 07/15/2027 (B)(D)	648,122	657,308
Series 2016-A, Class A2A
2.700%, 05/15/2031 (D)	2,963,668	2,919,259
Series 2016-A, Class A2B (1 month
LIBOR + 1.500%)
3.807%, 05/15/2031 (B)(D)	8,310,723	8,497,473
Series 2016-B, Class A2B (1 month
LIBOR + 1.450%)
3.757%, 02/17/2032 (B)(D)	4,141,159	4,227,839
Series 2016-C, Class A2A
2.340%, 09/15/2034 (D)	3,658,734	3,556,793
Series 2016-C, Class A2B (1 month
LIBOR + 1.100%)
3.407%, 09/15/2034 (B)(D)	2,782,978	2,816,492
Series 2017-A, Class A2B (1 month
LIBOR + 0.900%)
3.207%, 09/15/2034 (B)(D)	1,084,000	1,090,030
Series 2017-B, Class A2B (1 month
LIBOR + 0.750%)
3.057%, 10/15/2035 (B)(D)	2,628,000	2,627,996
Series 2018-A, Class A2B (1 month
LIBOR + 0.800%)
3.107%, 02/15/2036 (B)(D)	1,067,000	1,070,082
Series 2018-B, Class A2B (1 month
LIBOR + 0.720%)
3.027%, 01/15/2037 (B)(D)	2,107,000	2,102,037
Series 2018-C, Class A2A
3.630%, 11/15/2035 (D)	1,932,000	1,932,130
Series 2018-C, Class A2B (1 month
LIBOR + 0.750%)
3.057%, 11/15/2035 (B)(D)	2,306,000	2,309,608
SoFi Professional Loan Program LLC
Series 2016-A, Class A2
2.760%, 12/26/2036 (D)	1,201,360	1,182,539
Series 2016-D, Class A1 (1 month
LIBOR + 0.950%)
3.265%, 01/25/2039 (B)(D)	204,147	205,453
Series 2016-E, Class A1 (1 month
LIBOR + 0.850%)
3.165%, 07/25/2039 (B)(D)	588,767	591,444

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SoFi Professional Loan
Program LLC (continued)
Series 2017-A, Class A1 (1 month
LIBOR + 0.700%)
3.015%, 03/26/2040 (B)(D)	$450,799	$452,023
Series 2017-D, Class A2FX
2.650%, 09/25/2040 (D)	206,000	199,920
Series 2017-E, Class A1 (1 month
LIBOR + 0.500%)
2.815%, 11/26/2040 (B)(D)	517,372	518,799
Series 2017-E, Class A2B
2.720%, 11/26/2040 (D)	3,269,000	3,193,215
Series 2018-B, Class A2FX
3.340%, 08/25/2047 (D)	2,835,000	2,793,551
Series 2018-C, Class A2FX
3.590%, 01/25/2048 (D)	3,390,000	3,398,496
Series 2018-D, Class A2FX
3.600%, 02/25/2048 (D)	3,450,000	3,459,716
Synchrony Credit Card Master
Note Trust
Series 2018-2, Class A
3.470%, 05/15/2026	667,000	667,846
World Financial Network Credit Card
Master Trust
Series 2015-B, Class A
2.550%, 06/17/2024	146,000	143,913
Series 2016-A, Class A
2.030%, 04/15/2025	2,620,000	2,535,541
Series 2016-C, Class A
1.720%, 08/15/2023	1,138,000	1,124,170
Series 2017-A, Class A
2.120%, 03/15/2024	2,337,000	2,299,893
Series 2017-C, Class A
2.310%, 08/15/2024	4,240,000	4,162,617
World Omni Auto Receivables Trust
Series 2014-B, Class A4
1.680%, 12/15/2020	479,424	479,270
Series 2016-A, Class A4
1.950%, 05/16/2022	1,812,000	1,787,820
TOTAL ASSET BACKED SECURITIES
(Cost $192,035,958)		$192,026,836

SECURITIES LENDING COLLATERAL – 0.0%
John Hancock Collateral Trust,
2.3749% (F)(G)	57,393	574,078
TOTAL SECURITIES LENDING COLLATERAL
(Cost $574,123)		$574,078

SHORT-TERM INVESTMENTS – 1.5%
Money market funds – 1.5%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 2.1426% (F)	24,577,755	24,577,755
TOTAL SHORT-TERM INVESTMENTS (Cost $24,577,755)		$24,577,755
Total Investments (Core Bond Fund)
(Cost $1,697,044,275) – 103.4%		$1,672,456,813
Other assets and liabilities, net – (3.4%)		(55,185,381)
TOTAL NET ASSETS – 100.0%		$1,617,271,432
SALE COMMITMENTS
OUTSTANDING - (0.1)%
U.S. Government Agency – (0.1%)
Government National Mortgage
Association
5.000%, TBA (C)	(1,800,000)	(1,877,158)
TOTAL SALE COMMITMENTS OUTSTANDING
(Cost $(1,871,789))		$(1,877,158)

Security Abbreviations and Legend

GO	General Obligation
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $22,659,528.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $202,883,040 or 12.5% of the fund’s net assets as of 11-30-18.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 11-30-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Global Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 35.7%
U.S. Government - 9.5%
U.S. Treasury Bonds
2.750%, 11/15/2042	$4,300,000	$3,909,305
3.000%, 05/15/2045 (A)	600,000	568,195
U.S. Treasury Inflation
Protected Securities
0.125%, 04/15/2022 (A)	1,453,158	1,404,341
0.125%, 07/15/2024	1,382,030	1,319,298
0.500%, 01/15/2028	3,172,447	3,014,981
1.000%, 02/15/2048	1,023,650	957,753
1.375%, 02/15/2044	324,933	332,375
2.500%, 01/15/2029	5,525,931	6,265,024
3.875%, 04/15/2029 (A)	307,104	389,614
U.S. Treasury Notes
2.000%, 08/15/2025 to 11/15/2026 (A)	500,000	470,836
2.625%, 06/15/2021	200,000	199,047
2.875%, 04/30/2025	5,500,000	5,489,902
		24,320,671
U.S. Government Agency - 26.2%
Federal National Mortgage Association
3.146%, (12 month Treasury Average
Index + 1.200%), 11/01/2042 to
10/01/2044 (B)	717,827	724,346
3.500%, TBA (C)	36,300,000	35,605,196

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
(continued)
3.783%, (12 month Treasury Average
Index + 1.786%), 11/01/2035 (B)		$60,734	$62,486
4.000%, TBA (C)		30,500,000	30,648,925
4.500%, 05/01/2029 to 11/01/2044		267,771	277,909
4.510%, (12 month LIBOR +
1.760%), 09/01/2035 (B)		31,004	32,424
4.662%, (12 month LIBOR +
1.912%), 07/01/2035 (B)		15,792	16,583
			67,367,869
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $91,819,184)			$91,688,540

FOREIGN GOVERNMENT OBLIGATIONS - 20.5%
Canada - 3.0%
Government of Canada
1.500%, 12/01/2044	CAD	349,062	301,946
Province of Alberta
2.350%, 06/01/2025		2,200,000	1,605,148
3.350%, 11/01/2023		$600,000	602,165
Province of British Columbia
2.300%, 06/18/2026	CAD	1,200,000	871,191
Province of Ontario
2.400%, 06/02/2026		200,000	145,495
2.450%, 06/29/2022		$500,000	487,188
3.500%, 06/02/2024	CAD	3,100,000	2,421,647
Province of Quebec
3.000%, 09/01/2023		1,500,000	1,145,685
			7,580,465
France - 1.6%
Government of France
2.000%, 05/25/2048 (D)	EUR	3,300,000	4,054,535
Israel - 0.2%
Government of Israel
3.250%, 01/17/2028		$300,000	287,572
4.125%, 01/17/2048		200,000	186,958
			474,530
Italy - 1.1%
Republic of Italy
2.450%, 10/01/2023	EUR	1,050,000	1,195,837
2.500%, 11/15/2025		900,000	998,184
2.950%, 09/01/2038 (D)		300,000	304,526
6.000%, 08/04/2028	GBP	300,000	432,634
			2,931,181
Japan - 3.3%
Development Bank of Japan, Inc.
1.625%, 09/01/2021 (D)		$1,100,000	1,053,576
Government of Japan
0.500%, 09/20/2046	JPY	330,000,000	2,701,270
1.600%, 03/20/2033		90,000,000	934,938
Japan Bank for International Cooperation
3.250%, 07/20/2023		$200,000	199,908
3.375%, 10/31/2023		300,000	301,480
Japan Finance Organization
for Municipalities
2.625%, 04/20/2022 (D)		1,300,000	1,268,918
3.375%, 09/27/2023 (D)		400,000	400,435
Tokyo Metropolitan Government
2.000%, 05/17/2021 (D)		600,000	580,699
2.500%, 06/08/2022 (D)		1,200,000	1,164,725
			8,605,949
Kuwait - 0.8%
State of Kuwait
2.750%, 03/20/2022 (D)		200,000	195,225
3.500%, 03/20/2027 (D)		2,000,000	1,938,988
			2,134,213
Norway - 0.4%
Kommunalbanken AS
6.500%, 04/12/2021	AUD	1,300,000	1,038,644
Poland - 0.4%
Republic of Poland
2.250%, 04/25/2022	PLN	3,900,000	1,035,985
3.250%, 07/25/2025		100,000	27,262
			1,063,247
Qatar - 1.2%
Government of Qatar
3.875%, 04/23/2023 (D)		$1,400,000	1,403,220
4.500%, 01/20/2022		600,000	613,153
4.500%, 04/23/2028 (D)		1,000,000	1,020,541
			3,036,914
Saudi Arabia - 2.2%
Kingdom of Saudi Arabia
2.375%, 10/26/2021		2,400,000	2,307,950
3.625%, 03/04/2028 (D)		900,000	843,608
4.000%, 04/17/2025 (D)		1,000,000	983,312
4.500%, 04/17/2030 (D)		1,600,000	1,570,706
			5,705,576
Slovenia - 1.6%
Republic of Slovenia
4.125%, 02/18/2019 (D)		1,900,000	1,902,056
4.125%, 02/18/2019		1,200,000	1,200,456
5.250%, 02/18/2024		924,000	987,676
			4,090,188
Spain - 2.3%
Autonomous Community of Andalusia
4.850%, 03/17/2020	EUR	900,000	1,082,433
Autonomous Community of Catalonia
4.220%, 04/26/2035		100,000	115,509
4.900%, 09/15/2021		600,000	729,877
4.950%, 02/11/2020		900,000	1,063,357
Kingdom of Spain
1.400%, 07/30/2028		2,500,000	2,804,447
			5,795,623
United Arab Emirates - 0.3%
Abu Dhabi Government
2.500%, 10/11/2022 (D)		$300,000	288,152
3.125%, 10/11/2027 (D)		600,000	559,388
			847,540
United Kingdom - 2.1%
Government of United Kingdom
3.250%, 01/22/2044	GBP	1,900,000	2,982,282
4.250%, 12/07/2040		1,300,000	2,321,556
			5,303,838
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $54,646,992)			$52,662,443

CORPORATE BONDS - 51.3%
Australia - 0.2%
Volkswagen Financial Services Australia
Pty, Ltd.
2.950%, 06/22/2020	AUD	700,000	511,941
Brazil - 0.8%
Petrobras Global Finance BV
5.999%, 01/27/2028		$1,849,000	1,739,909

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Brazil (continued)
Petrobras Global Finance BV (continued)
7.250%, 03/17/2044		$400,000	$386,400
			2,126,309
Canada - 2.8%
Air Canada Pass Through Trust
3.300%, 07/15/2031 (D)		200,000	188,660
Bank of Montreal
1.750%, 06/15/2021 (D)		2,500,000	2,409,783
Canadian Imperial Bank of Commerce
3.150%, 06/27/2021 (D)		300,000	299,543
Enbridge, Inc.
2.900%, 07/15/2022		400,000	384,739
Enbridge, Inc. (3 month LIBOR +
0.400%)
2.814%, 01/10/2020 (B)		100,000	99,619
Enbridge, Inc. (3 month LIBOR +
0.700%)
3.034%, 06/15/2020 (B)		400,000	399,998
Fairfax Financial Holdings, Ltd.
2.750%, 03/29/2028 (D)	EUR	300,000	335,324
HSBC Bank Canada
3.300%, 11/28/2021 (D)		$200,000	199,963
Royal Bank of Canada
2.300%, 03/22/2021		1,200,000	1,175,869
The Bank of Nova Scotia
1.875%, 04/26/2021		1,700,000	1,647,446
			7,140,944
Cayman Islands - 0.1%
Ambac LSNI LLC (3 month LIBOR +
5.000%)
7.396%, 02/12/2023 (B)(D)		47,158	47,511
Tencent Holdings, Ltd.
3.595%, 01/19/2028		200,000	184,798
			232,309
Denmark - 3.7%
AP Moller - Maersk A/S
2.875%, 09/28/2020 (D)		400,000	398,613
Jyske Realkredit A/S
2.000%, 10/01/2047	DKK	5,070,089	774,651
3.000%, 10/01/2047		37,589	6,105
Nordea Kredit Realkreditaktieselskab
2.000%, 10/01/2047		17,733,137	2,700,003
2.500%, 10/01/2037 to 10/01/2047		935,755	150,140
Nykredit Realkredit A/S
2.000%, 10/01/2047		5,554,851	847,664
2.500%, 10/01/2036 to 10/01/2047		10,415,162	1,673,774
Realkredit Danmark A/S
2.000%, 10/01/2047		19,710,123	3,010,731
2.500%, 07/01/2047		79,323	12,520
			9,574,201
France - 2.5%
Dexia Credit Local SA
0.750%, 01/25/2023	EUR	600,000	695,895
1.875%, 09/15/2021 (D)		$2,500,000	2,415,580
2.000%, 01/22/2021	EUR	800,000	948,150
2.250%, 02/18/2020 (D)		$2,400,000	2,377,221
			6,436,846
Germany - 1.3%
Deutsche Bank AG
4.250%, 10/14/2021		2,200,000	2,146,490
KfW
5.000%, 03/19/2024	AUD	100,000	81,288
Landwirtschaftliche Rentenbank
5.375%, 04/23/2024	NZD	1,500,000	1,153,346
			3,381,124
Guernsey, Channel Islands - 0.6%
Credit Suisse Group Funding
Guernsey, Ltd.
3.800%, 06/09/2023		$250,000	243,570
4.550%, 04/17/2026		1,250,000	1,230,083
			1,473,653
Hong Kong - 0.1%
AIA Group, Ltd.
3.900%, 04/06/2028 (D)		200,000	197,494
India - 0.3%
ICICI Bank, Ltd.
3.500%, 03/18/2020		300,000	297,914
ICICI Bank, Ltd. (3 month LIBOR +
1.120%)
3.441%, 12/04/2018 (B)		200,000	199,996
Indian Railway Finance Corp., Ltd.
3.835%, 12/13/2027		200,000	182,979
			680,889
Indonesia - 0.1%
Indonesia Asahan Aluminium Persero PT
5.710%, 11/15/2023 (D)		200,000	203,200
Ireland - 0.1%
Shire Acquisitions Investments Ireland
DAC
1.900%, 09/23/2019		400,000	393,846
Italy - 0.2%
UniCredit SpA
7.830%, 12/04/2023 (D)		600,000	612,258
Japan - 2.2%
Central Nippon Expressway
Company, Ltd. (3 month LIBOR +
0.540%)
3.122%, 08/04/2020 (B)		1,600,000	1,602,496
Mizuho Financial Group, Inc.
2.953%, 02/28/2022		1,500,000	1,460,445
ORIX Corp.
3.250%, 12/04/2024		100,000	94,933
Sumitomo Mitsui Financial Group, Inc.
(3 month LIBOR + 1.680%)
4.007%, 03/09/2021 (B)		2,400,000	2,458,387
			5,616,261
Jersey, Channel Islands - 0.1%
AA Bond Company, Ltd.
2.750%, 07/31/2043	GBP	100,000	114,594
2.875%, 07/31/2043		200,000	240,798
			355,392
Luxembourg - 0.1%
Allergan Funding SCS
3.450%, 03/15/2022		$100,000	97,807
Emerald Bay SA
3.049%, 10/08/2020 (D)(E)	EUR	236,000	252,481
			350,288
Macau - 0.1%
Sands China, Ltd.
5.125%, 08/08/2025 (D)		$200,000	195,648
5.400%, 08/08/2028 (D)		200,000	191,068
			386,716

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Netherlands - 1.0%
Cooperatieve Rabobank UA
6.875%, 03/19/2020	EUR	900,000	$1,097,846
Mylan NV
3.150%, 06/15/2021		$700,000	683,454
Schaeffler Finance BV
4.750%, 05/15/2023 (D)		300,000	292,500
Stichting AK Rabobank Certificaten
6.500%, 12/29/2018 (F)	EUR	100,000	123,617
Teva Pharmaceutical Finance
Netherlands III BV
2.200%, 07/21/2021		$500,000	464,256
			2,661,673
Norway - 0.5%
DNB Boligkreditt AS
2.500%, 03/28/2022 (D)		1,200,000	1,169,597
Qatar - 0.2%
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
6.750%, 09/30/2019		400,000	410,521
Russia - 0.1%
Sberbank of Russia
3.080%, 03/07/2019	EUR	300,000	340,390
Singapore - 0.5%
BOC Aviation, Ltd.
3.500%, 09/18/2027 (D)		$200,000	183,069
Clifford Capital Pte, Ltd.
3.380%, 03/07/2028		300,000	291,354
DBS Bank, Ltd.
3.300%, 11/27/2021 (D)		200,000	200,165
Oversea-Chinese Banking Corp., Ltd. (3
month LIBOR + 0.450%)
3.090%, 05/17/2021 (B)(D)		400,000	399,909
PSA Treasury Pte, Ltd.
2.500%, 04/12/2026		200,000	182,234
			1,256,731
South Korea - 0.2%
Kookmin Bank
2.125%, 10/21/2020		500,000	486,631
Spain - 0.1%
Banco Bilbao Vizcaya Argentaria SA
(6.750% to 2-18-20, then 5 Year Euro
Swap Rate + 6.604%)
02/18/2020 (F)	EUR	200,000	226,597
Supranational - 1.0%
African Development Bank
5.250%, 03/23/2022	AUD	3,200,000	2,540,288
Sweden - 5.7%
Lansforsakringar Hypotek AB
1.250%, 09/20/2023	SEK	23,800,000	2,672,986
2.250%, 09/21/2022		23,300,000	2,727,078
Nordea Hypotek AB
1.000%, 04/08/2022		23,900,000	2,682,994
Stadshypotek AB
4.500%, 09/21/2022		12,000,000	1,516,749
Sveriges Sakerstallda Obligationer AB
1.250%, 06/15/2022		15,000,000	1,697,988
2.000%, 06/17/2026		4,000,000	460,951
Swedbank Hypotek AB
1.000%, 06/15/2022		24,900,000	2,791,992
			14,550,738
Switzerland - 3.3%
Credit Suisse AG
6.500%, 08/08/2023		$1,200,000	1,257,851
Credit Suisse Group AG (2.997% to
12-14-22, then 3 month LIBOR +
1.200%)
12/14/2023 (D)		800,000	759,412
Credit Suisse Group AG (3 month
LIBOR + 1.200%)
3.532%, 12/14/2023 (B)(D)		1,400,000	1,403,725
UBS AG
2.200%, 06/08/2020 (D)		1,000,000	980,883
5.125%, 05/15/2024		1,100,000	1,084,119
7.625%, 08/17/2022		950,000	1,017,688
UBS AG (3 month LIBOR + 0.580%)
2.907%, 06/08/2020 (B)(D)		1,500,000	1,502,217
UBS Group Funding Switzerland AG (3
month LIBOR + 0.950%)
3.566%, 08/15/2023 (B)(D)		500,000	495,671
			8,501,566
United Arab Emirates - 0.2%
First Abu Dhabi Bank PJSC
2.250%, 02/11/2020		600,000	589,642
United Kingdom - 8.5%
Barclays Bank PLC
7.625%, 11/21/2022		1,000,000	1,048,750
Barclays PLC
3.250%, 02/12/2027	GBP	200,000	241,956
Barclays PLC (4.610% to 2-15-22, then
3 month LIBOR + 1.400%)
02/15/2023		$600,000	593,082
Barclays PLC (7.000% to 9-15-19, then
5 Year British Pound Swap Rate +
5.084%)
09/15/2019 (F)	GBP	400,000	498,676
Barclays PLC (8.250% to 12-15-18, then
5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (F)		$600,000	600,445
BAT International Finance PLC
2.750%, 06/15/2020 (D)		400,000	392,846
FCE Bank PLC
0.869%, 09/13/2021	EUR	200,000	219,961
FCE Bank PLC (3 month EURIBOR +
0.500%)
0.181%, 08/26/2020 (B)		300,000	333,642
HSBC Holdings PLC (3 month LIBOR +
0.600%)
3.240%, 05/18/2021 (B)		$300,000	298,260
HSBC Holdings PLC (3 month LIBOR +
1.000%)
3.640%, 05/18/2024 (B)		200,000	196,887
HSBC Holdings PLC (3.950% to
5-18-23, then 3 month LIBOR +
0.987%)
05/18/2024		400,000	394,426
HSBC Holdings PLC (5.875% to
9-28-26, then 5 Year British Pound
Swap Rate + 4.276%)
09/28/2026 (F)	GBP	500,000	613,233
HSBC Holdings PLC (6.500% to
3-23-28, then 5 Year U.S. ISDAFIX +
3.606%)
03/23/2028 (F)		$300,000	275,439
Imperial Brands Finance PLC
2.950%, 07/21/2020 (D)		200,000	196,463
Lloyds Bank PLC
4.875%, 03/30/2027	GBP	1,000,000	1,553,915

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
Lloyds Banking Group PLC (7.000% to
6-27-19, then 5 Year British Pound
Swap Rate + 5.060%)
06/27/2019 (F)		1,000,000	$1,265,965
Lloyds Banking Group PLC (7.625% to
6-27-23, then 5 Year British Pound
Swap Rate + 5.010%)
06/27/2023 (F)		1,000,000	1,307,544
Nationwide Building Society (3.766% to
3-8-23, then 3 month LIBOR +
1.064%)
03/08/2024 (D)		$500,000	478,891
RAC Bond Company PLC
4.870%, 05/06/2046	GBP	200,000	245,535
Reckitt Benckiser Treasury Services PLC
2.375%, 06/24/2022 (D)		$600,000	572,647
Santander UK Group Holdings PLC
2.875%, 08/05/2021		1,600,000	1,538,302
Santander UK PLC (3 month LIBOR +
1.480%)
3.812%, 03/14/2019 (B)		2,400,000	2,407,934
Tesco PLC
6.125%, 02/24/2022	GBP	50,000	70,888
Tesco Property Finance 6 PLC
5.411%, 07/13/2044		193,219	266,710
The Royal Bank of Scotland Group PLC
4.800%, 04/05/2026		$1,300,000	1,259,264
The Royal Bank of Scotland Group PLC
(3 month LIBOR + 1.470%)
4.086%, 05/15/2023 (B)		1,300,000	1,270,598
The Royal Bank of Scotland Group PLC
(3.498% to 5-15-22, then 3 month
LIBOR + 1.480%)
05/15/2023		1,200,000	1,143,570
The Royal Bank of Scotland Group PLC
(7.500% to 8-10-20, then 5 Year
U.S. Swap Rate + 5.800%)
08/10/2020 (F)		200,000	198,000
Virgin Media Secured Finance PLC
4.875%, 01/15/2027	GBP	700,000	851,740
Virgin Money PLC
2.250%, 04/21/2020		1,100,000	1,402,005
			21,737,574
United States - 14.5%
Ally Financial, Inc.
8.000%, 11/01/2031		$100,000	116,770
Ambac Assurance Corp.
5.100%, 06/07/2020 (D)		10,734	14,384
American Honda Finance Corp. (3
month LIBOR + 0.350%)
2.932%, 11/05/2021 (B)		100,000	100,055
American International Group, Inc.
4.200%, 04/01/2028		200,000	190,767
American Tower Corp.
1.950%, 05/22/2026	EUR	200,000	227,085
Anheuser-Busch InBev Finance, Inc.
3.300%, 02/01/2023		$600,000	580,944
AT&T, Inc.
1.800%, 09/05/2026 (D)	EUR	1,100,000	1,227,982
AT&T, Inc. (3 month LIBOR + 0.750%)
3.071%, 06/01/2021 (B)		$1,400,000	1,405,689
AT&T, Inc. (3 month LIBOR + 1.180%)
3.514%, 06/12/2024 (B)		800,000	788,831
AutoNation, Inc.
5.500%, 02/01/2020		800,000	815,836
Bank of America Corp. (5.875% to
3-15-28, then 3 month LIBOR +
2.931%)
03/15/2028 (F)		400,000	382,000
BAT Capital Corp.
3.557%, 08/15/2027		200,000	178,162
4.390%, 08/15/2037		300,000	253,984
BAT Capital Corp. (3 month LIBOR +
0.590%)
3.204%, 08/14/2020 (B)		1,100,000	1,098,130
Bayer US Finance II LLC
4.250%, 12/15/2025 (D)		800,000	779,300
Bayer US Finance II LLC (3 month
LIBOR + 1.010%)
3.344%, 12/15/2023 (B)(D)		400,000	387,638
Campbell Soup Company
3.300%, 03/15/2021		100,000	98,943
3.650%, 03/15/2023		200,000	193,178
CenterPoint Energy Resources Corp.
3.550%, 04/01/2023		100,000	99,332
CH Robinson Worldwide, Inc.
4.200%, 04/15/2028		100,000	98,054
Charter Communications Operating LLC
4.464%, 07/23/2022		1,500,000	1,502,397
6.384%, 10/23/2035		300,000	306,317
Charter Communications Operating LLC
(3 month LIBOR + 1.650%)
4.191%, 02/01/2024 (B)		100,000	100,070
CIT Group, Inc.
5.375%, 05/15/2020		65,163	67,117
Citigroup, Inc. (2.876% to 7-24-22, then
3 month LIBOR + 0.950%)
07/24/2023		100,000	95,889
Citigroup, Inc. (3.142% to 1-24-22, then
3 month LIBOR + 0.722%)
01/24/2023		200,000	195,279
Conagra Brands, Inc. (3 month LIBOR +
0.500%)
2.908%, 10/09/2020 (B)		300,000	298,293
Consolidated Edison Company of New
York, Inc. (3 month LIBOR +
0.400%)
2.773%, 06/25/2021 (B)		100,000	99,934
Continental Resources, Inc.
4.375%, 01/15/2028		200,000	188,499
CVS Health Corp.
3.350%, 03/09/2021		100,000	99,062
3.700%, 03/09/2023		200,000	196,816
4.100%, 03/25/2025		100,000	98,494
4.300%, 03/25/2028		100,000	97,408
4.780%, 03/25/2038		100,000	95,546
Dell International LLC
4.420%, 06/15/2021 (D)		100,000	100,108
Discover Financial Services
4.100%, 02/09/2027		400,000	371,897
Discovery Communications LLC (3
month LIBOR + 0.710%)
3.048%, 09/20/2019 (B)		300,000	300,436
Duke Energy Corp. (3 month LIBOR +
0.500%)
3.114%, 05/14/2021 (B)(D)		500,000	500,784
EMC Corp.
2.650%, 06/01/2020		1,300,000	1,265,937
Enable Midstream Partners LP
4.950%, 05/15/2028		200,000	188,365

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Energy Transfer Operating LP
4.150%, 10/01/2020		$200,000	$200,249
Energy Transfer Partners LP
5.750%, 09/01/2020		100,000	102,581
EPR Properties
4.500%, 06/01/2027		200,000	189,087
EQT Corp.
2.500%, 10/01/2020		200,000	194,367
3.000%, 10/01/2022		300,000	284,850
4.875%, 11/15/2021		400,000	404,384
Equifax, Inc. (3 month LIBOR +
0.870%)
3.486%, 08/15/2021 (B)		100,000	100,379
Equinix, Inc.
2.875%, 03/15/2024	EUR	200,000	227,293
Fidelity National Information
Services, Inc.
0.400%, 01/15/2021		200,000	226,661
1.700%, 06/30/2022	GBP	200,000	250,689
Ford Motor Credit Company LLC (3
month EURIBOR + 0.370%)
0.051%, 12/01/2021 (B)	EUR	200,000	215,971
Ford Motor Credit Company LLC (3
month EURIBOR + 0.430%)
0.114%, 05/14/2021 (B)		100,000	109,736
GATX Corp.
2.500%, 07/30/2019		$200,000	199,243
GATX Corp. (3 month LIBOR +
0.720%)
3.302%, 11/05/2021 (B)		700,000	699,412
General Mills, Inc.
3.200%, 04/16/2021		100,000	99,050
General Motors Financial Company, Inc.
3.200%, 07/13/2020		300,000	296,773
General Motors Financial Company, Inc.
(3 month LIBOR + 0.850%)
3.258%, 04/09/2021 (B)		100,000	99,322
Harley-Davidson Financial Services, Inc.
(3 month LIBOR + 0.940%)
3.655%, 03/02/2021 (B)(D)		200,000	199,999
Harris Corp. (3 month LIBOR +
0.475%)
2.786%, 02/27/2019 (B)		200,000	199,922
Harris Corp. (3 month LIBOR +
0.480%)
3.000%, 04/30/2020 (B)		400,000	399,060
JPMorgan Chase & Co. (3.220% to
3-1-24, then 3 month LIBOR +
1.155%)
03/01/2025		700,000	668,233
JPMorgan Chase & Co. (3.797% to
7-23-23, then 3 month LIBOR +
0.890%)
07/23/2024		1,400,000	1,384,643
JPMorgan Chase Bank N.A. (3 month
LIBOR + 0.340%)
2.848%, 04/26/2021 (B)		700,000	693,462
JPMorgan Chase Bank N.A. (3.086% to
4-26-20, then 3 month LIBOR +
0.350%)
04/26/2021		500,000	496,918
Kilroy Realty LP
3.450%, 12/15/2024		100,000	95,563
Kimco Realty Corp.
3.300%, 02/01/2025		200,000	187,497
Kraft Heinz Foods Company (3 month
LIBOR + 0.570%)
3.188%, 02/10/2021 (B)		500,000	498,380
Masco Corp.
3.500%, 04/01/2021		200,000	198,122
McDonald’s Corp. (3 month LIBOR +
0.430%)
2.939%, 10/28/2021 (B)		200,000	199,610
Morgan Stanley (3 month LIBOR +
0.550%)
3.168%, 02/10/2021 (B)		800,000	795,062
Morgan Stanley (3.737% to 4-24-23,
then 3 month LIBOR + 0.847%)
04/24/2024		200,000	196,926
MUFG Americas Holdings Corp.
3.000%, 02/10/2025		560,000	530,863
National Rural Utilities Cooperative
Finance Corp. (3 month LIBOR +
0.375%)
2.771%, 06/30/2021 (B)		500,000	500,234
Navient Corp.
5.500%, 01/15/2019		600,000	600,300
NextEra Energy Capital Holdings, Inc. (3
month LIBOR + 0.315%)
2.636%, 09/03/2019 (B)		700,000	699,299
Nissan Motor Acceptance Corp.
1.550%, 09/13/2019 (D)		600,000	591,819
Penske Truck Leasing Company LP
3.950%, 03/10/2025 (D)		800,000	778,761
QVC, Inc.
3.125%, 04/01/2019		400,000	399,310
S&P Global, Inc.
3.300%, 08/14/2020		200,000	199,691
Sempra Energy (3 month LIBOR +
0.450%)
2.784%, 03/15/2021 (B)		300,000	298,823
Southern Power Company (3 month
LIBOR + 0.550%)
2.888%, 12/20/2020 (B)(D)		300,000	298,215
Spectra Energy Partners LP (3 month
LIBOR + 0.700%)
3.016%, 06/05/2020 (B)		200,000	200,200
Spirit AeroSystems, Inc. (3 month
LIBOR + 0.800%)
3.134%, 06/15/2021 (B)		100,000	99,881
Sprint Corp.
7.250%, 09/15/2021		200,000	208,500
Sprint Spectrum Company LLC
4.738%, 03/20/2025 (D)		200,000	198,750
The Goldman Sachs Group, Inc. (4.223%
to 5-1-28, then 3 month LIBOR +
1.301%)
05/01/2029		700,000	669,452
The Southern Company
2.350%, 07/01/2021		300,000	288,957
Toyota Motor Credit Corp. (3 month
LIBOR + 0.400%)
3.040%, 05/17/2022 (B)		300,000	297,810
Tyson Foods, Inc.
2.250%, 08/23/2021		100,000	96,097
United Technologies Corp.
3.350%, 08/16/2021		200,000	199,430
Verizon Communications, Inc.
2.625%, 08/15/2026		200,000	179,177
4.125%, 03/16/2027		400,000	395,492

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Verizon
Communications, Inc. (continued)
4.329%, 09/21/2028		$595,000	$591,376
Viacom, Inc.
2.750%, 12/15/2019		513,000	510,253
Volkswagen Group of America
Finance LLC
3.875%, 11/13/2020 (D)		200,000	200,121
4.000%, 11/12/2021 (D)		300,000	299,180
Volkswagen Group of America
Finance LLC (3 month LIBOR +
0.770%)
3.388%, 11/13/2020 (B)(D)		400,000	399,046
Volkswagen Group of America
Finance LLC (3 month LIBOR +
0.940%)
3.558%, 11/12/2021 (B)(D)		300,000	298,256
WEA Finance LLC
3.750%, 09/17/2024 (D)		300,000	293,648
Wells Fargo & Company
2.625%, 07/22/2022		500,000	479,068
3.000%, 02/19/2025		300,000	281,116
WRKCo, Inc.
3.750%, 03/15/2025 (D)		100,000	95,859
Zimmer Biomet Holdings, Inc.
2.700%, 04/01/2020		600,000	591,979
			37,090,119
Virgin Islands, British - 0.2%
CNPC General Capital, Ltd.
2.750%, 05/14/2019		400,000	398,560
TOTAL CORPORATE BONDS (Cost $133,995,204)			$131,634,298

MUNICIPAL BONDS - 1.6%
United States - 1.6%
American Municipal Power, Inc. (Ohio)
7.334%, 02/15/2028		600,000	734,976
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049		400,000	510,804
City of Los Angeles Wastewater System
Revenue
5.713%, 06/01/2039		200,000	235,602
State of California (1 month LIBOR +
0.780%)
3.087%, 04/01/2047 (B)		2,500,000	2,513,850
TOTAL MUNICIPAL BONDS (Cost $4,025,864)			$3,995,232

TERM LOANS (G) - 0.1%
United States - 0.1%
CenturyLink, Inc., 2017 Term Loan B (1
month LIBOR + 2.750%), 5.095%,
01/31/2025		297,750	289,005
TOTAL TERM LOANS (Cost $296,521)			$289,005

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.3%
Commercial and residential - 15.7%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1,
4.163%, 09/25/2035 (H)		29,786	27,695
Alba PLC, Series 2005-1, Class A3 (3
month GBP LIBOR + 0.190%),
0.996%, 11/25/2042 (B)	GBP	702,700	845,447
American Home Mortgage Investment
Trust, Series 2004-3, Class 5A (12
month LIBOR + 1.500%),
4.149%, 10/25/2034 (B)		$18,154	18,060
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
4.434%, 02/20/2036 (H)		191,540	188,878
Series 2006-J, Class 4A1,
4.028%, 01/20/2047 (H)		45,135	42,761
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2003-5, Class 1A2,
4.114%, 08/25/2033 (H)		13,653	13,460
Series 2003-7, Class 6A,
4.510%, 10/25/2033 (H)		24,151	24,306
Series 2003-9, Class 2A1,
3.969%, 02/25/2034 (H)		4,785	4,865
Series 2004-2, Class 22A,
4.252%, 05/25/2034 (H)		47,769	46,484
Series 2004-2, Class 23A,
3.123%, 05/25/2034 (H)		23,256	21,142
Series 2005-4, Class 3A1,
4.135%, 08/25/2035 (H)		130,642	120,165
Bear Stearns ALT-A Trust
Series 2005-7, Class 22A1,
4.187%, 09/25/2035 (H)		542,574	438,885
Series 2005-9, Class 24A1,
3.998%, 11/25/2035 (H)		293,840	253,321
Series 2006-8, Class 3A1 (1 month
LIBOR + 0.160%),
2.475%, 02/25/2034 (B)		28,814	28,609
Bear Stearns Structured Products, Inc.
Trust, Series 2007-R6, Class 1A1,
3.546%, 01/26/2036 (H)		322,545	289,079
BellaVista Mortgage Trust,
Series 2005-2, Class 2A1 (1 month
LIBOR + 0.250%),
2.553%, 05/20/2045 (B)		235,742	172,791
Business Mortgage Finance PLC,
Series 7X, Class A1 (3 month GBP
LIBOR + 2.000%),
2.887%, 02/15/2041 (B)	GBP	422,158	535,394
Casa d’Este Finance SRL, Series 1,
Class A2 (3 month EURIBOR +
0.350%),
0.031%, 09/15/2040 (B)	EUR	45,461	51,440
Chase Mortgage Finance Trust,
Series 2007-A2, Class 7A1,
3.557%, 07/25/2037 (H)		$32,952	29,185
Citigroup Mortgage Loan Trust
Series 2005-11, Class A1A (1 Year
CMT + 2.400%),
4.490%, 05/25/2035 (B)		56,871	57,011
Series 2005-11, Class A2A (1 Year
CMT + 2.400%),
4.820%, 10/25/2035 (B)		218,893	221,172
Series 2005-6, Class A1R (1 Year
CMT + 2.100%),
4.680%, 09/25/2035 (B)		90,076	91,120
Citigroup Mortgage Loan Trust, Inc.
Series 2005-5, Class 1A4,
4.007%, 08/25/2035 (H)		2,875,520	2,513,691

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Citigroup Mortgage Loan
Trust, Inc. (continued)
Series 2005-7, Class 1A2,
4.233%, 09/25/2035 (H)		$775,377	$705,393
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		47,228	43,346
Series 2005-45, Class 2A1 (12 month
Treasury Average Index + 2.050%),
4.103%, 10/20/2035 (B)		914,424	694,910
Series 2005-56, Class 2A2 (12 month
Treasury Average Index + 2.040%),
3.394%, 11/25/2035 (B)		36,429	34,255
Series 2005-56, Class 2A3 (12 month
Treasury Average Index + 1.500%),
2.854%, 11/25/2035 (B)		36,405	33,078
Series 2006-OA19, Class A1 (1 month
LIBOR + 0.180%),
2.481%, 02/20/2047 (B)		921,669	747,277
Series 2006-OA2, Class A5 (1 month
LIBOR + 0.230%),
2.531%, 05/20/2046 (B)		2,403,345	1,934,270
Series 2007-11T1, Class A12 (1
month LIBOR + 0.350%),
2.665%, 05/25/2037 (B)		156,104	90,593
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		79,314	66,039
Series 2006-OA1, Class 2A1 (1 month
LIBOR + 0.210%),
2.511%, 03/20/2046 (B)		544,727	492,015
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-12, Class 11A1,
3.911%, 08/25/2034 (H)		14,318	13,438
Series 2004-22, Class A3,
4.300%, 11/25/2034 (H)		63,920	63,451
Series 2005-R2, Class 1AF1 (1 month
LIBOR + 0.340%),
2.655%, 06/25/2035 (B)(D)		115,053	111,041
Series 2004-12, Class 12A1,
4.141%, 08/25/2034 (H)		84,571	82,224
Series 2004-25, Class 1A1 (1 month
LIBOR + 0.660%),
2.975%, 02/25/2035 (B)		79,708	80,207
Series 2004-25, Class 2A1 (1 month
LIBOR + 0.680%),
2.995%, 02/25/2035 (B)		95,362	93,501
Series 2005-HYB9, Class 5A1 (12
month LIBOR + 1.750%),
4.667%, 02/20/2036 (B)		198,947	179,861
Series 2005-HYB9, Class 3A2A (12
month LIBOR + 1.750%),
4.592%, 02/20/2036 (B)		108,152	93,630
Credit Suisse First Boston Mortgage
Securities Corp., Series 2003-AR18,
Class 2A3,
3.672%, 07/25/2033 (H)		3,533	3,533
Deutsche ALT-A Securities Mortgage
Loan Trust, Series 2007-OA4,
Class 3A1 (1 month LIBOR +
0.190%),
2.505%, 08/25/2047 (B)		1,253,674	1,126,625
Eurosail PLC, Series 2006-1X,
Class A2C (3 month GBP LIBOR +
0.160%),
0.962%, 06/10/2044 (B)	GBP	543,768	686,710
Eurosail-UK PLC
Series 2007-3A, Class A3C (3 month
GBP LIBOR + 0.950%),
1.750%, 06/13/2045 (B)(D)		853,167	1,069,781
Series 2007-3X, Class A3C (3 month
GBP LIBOR + 0.950%),
1.750%, 06/13/2045 (B)		792,227	993,368
First Flexible PLC, Series 7, Class A (3
month GBP LIBOR + 0.240%),
1.037%, 09/15/2033 (B)		52,948	67,004
First Horizon Mortgage Pass Through
Trust, Series 2005-AR3, Class 2A1,
4.276%, 08/25/2035 (H)		$20,095	16,504
GMACM Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A1,
4.202%, 06/25/2034 (H)		5,082	4,988
Great Hall Mortgages PLC
Series 2006-1, Class A2B (3 month
EURIBOR + 0.150%),
0.000%, 06/18/2038 (B)	EUR	707,380	779,274
Series 2007-1, Class A2A (3 month
GBP LIBOR + 0.130%),
0.930%, 03/18/2039 (B)	GBP	699,651	867,307
Series 2007-1, Class A2B (3 month
EURIBOR + 0.130%),
0.000%, 03/18/2039 (B)	EUR	813,548	898,452
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1,
4.861%, 10/25/2033 (H)		$2,943	2,925
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA IO,
2.120%, 11/10/2045		2,551,467	160,707
GSR Mortgage Loan Trust,
Series 2003-1, Class A2 (1 Year CMT
+ 1.750%),
3.830%, 03/25/2033 (B)		19,156	19,003
HarborView Mortgage Loan Trust,
Series 2005-4, Class 3A1,
4.064%, 07/19/2035 (H)		13,190	12,421
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A,
4.196%, 12/25/2034 (H)		19,314	19,244
Series 2006-AR4, Class A1A (1 month
LIBOR + 0.210%),
2.525%, 05/25/2046 (B)		1,167,100	1,106,293
JPMorgan Alternative Loan Trust
Series 2005-A2, Class 2A1,
3.946%, 12/25/2035 (H)		862,526	750,828
Series 2006-A6, Class 2A1,
5.500%, 11/25/2036 (H)		1,850	1,480
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
3.998%, 11/25/2033 (H)		26,332	26,543
Series 2006-A1, Class 3A2,
3.725%, 02/25/2036 (H)		252,372	209,462
Series 2007-A1, Class 5A6,
4.182%, 07/25/2035 (H)		85,186	84,521

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Ludgate Funding PLC
Series 2006-1X, Class A2A (3 month
GBP LIBOR + 0.190%),
0.990%, 12/01/2060 (B)	GBP	784,436	$940,279
Series 2008-W1X, Class A1 (3 month
GBP LIBOR + 0.600%),
1.399%, 01/01/2061 (B)		1,207,295	1,472,905
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
4.101%, 02/25/2033 (H)		$43,084	42,098
Series 2003-C, Class A1 (1 month
LIBOR + 0.660%),
2.941%, 06/25/2028 (B)		125,351	123,597
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 4A,
6.000%, 02/25/2036		581,568	588,891
MRFC Mortgage Pass Through Trust,
Series 200-TBC3, Class A1 (1 month
LIBOR + 0.440%),
2.747%, 12/15/2030 (B)		145,806	140,635
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A (1 month
LIBOR + 0.450%),
2.729%, 10/07/2020 (B)		744,143	745,093
Series 2010-R2, Class 2A (1 month
LIBOR + 0.470%),
2.788%, 11/05/2020 (B)		6,920,421	6,946,799
Real Estate Asset Liquidity Trust,
Series 2018-1A, Class A1,
3.129%, 08/12/2053 (D)	CAD	289,194	216,674
Residential Accredit Loans Trust
Series 2007-QO2, Class A1 (1 month
LIBOR + 0.150%),
2.431%, 02/25/2047 (B)		$221,552	133,163
Series 2007-QS1, Class 1A1,
6.000%, 01/25/2037		627,910	580,463
Series 2006-QO3, Class A1 (1 month
LIBOR + 0.210%),
2.491%, 04/25/2046 (B)		682,605	315,572
Residential Asset Securitization Trust,
Series 2006-R1, Class A2 (1 month
LIBOR + 0.400%),
2.715%, 01/25/2046 (B)		242,585	120,291
Residential Funding Mortgage Securities
Trust, Series 2005-SA4, Class 1A21,
4.451%, 09/25/2035 (H)		64,801	53,917
Ripon Mortgages PLC, Series 1A,
Class A1 (3 month GBP LIBOR +
0.800%),
1.689%, 08/20/2056 (B)(D)	GBP	1,665,301	2,113,977
RMAC Securities PLC,
Series 2006-NS1X, Class A2A (3
month GBP LIBOR + 0.150%),
0.951%, 06/12/2044 (B)		560,975	671,568
Sequoia Mortgage Trust, Series 5,
Class A (1 month LIBOR + 0.700%),
3.010%, 10/19/2026 (B)		$28,779	28,855
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-1, Class 4A1,
4.225%, 02/25/2034 (H)		38,475	38,103
Series 2004-1, Class 4A2,
4.225%, 02/25/2034 (H)		211,612	211,681
Series 2004-12, Class 7A1,
4.383%, 09/25/2034 (H)		54,993	55,781
Series 2004-19, Class 2A1 (12 month
Treasury Average Index + 1.400%),
3.346%, 01/25/2035 (B)		283,408	266,499
Series 2004-4, Class 3A2,
4.376%, 04/25/2034 (H)		64,882	65,470
Structured Asset Mortgage Investments II
Trust, Series 2006-AR3, Class 12A1
(1 month LIBOR + 0.220%),
2.501%, 05/25/2036 (B)		777,210	697,607
Structured Asset Securities Corp.
Mortgage Loan Trust,
Series 2006-RF4, Class 1A1 (1 month
LIBOR + 0.290%),
2.571%, 10/25/2036 (B)(D)		298,220	265,443
SWAN Trust, Series 2010-1, Class A (1
month BBSW + 1.300%),
3.163%, 04/25/2041 (B)	AUD	313,769	229,621
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1 (12 month
LIBOR + 1.250%),
4.284%, 06/25/2047 (B)		$92,631	86,034
Series 2007-3, Class 3A1 (12 month
LIBOR + 1.250%),
4.284%, 06/25/2047 (B)		208,347	188,384
Series 2007-3, Class 4A1 (12 month
LIBOR + 1.250%),
4.284%, 06/25/2047 (B)		82,905	74,068
Uropa Securities PLC
Series 2008-1, Class A (3 month GBP
LIBOR + 0.200%),
1.002%, 06/10/2059 (B)	GBP	257,489	312,869
Series 2008-1, Class B (3 month GBP
LIBOR + 0.750%),
1.552%, 06/10/2059 (B)		49,218	57,777
Series 2008-1, Class M1 (3 month
GBP LIBOR + 0.350%),
1.152%, 06/10/2059 (B)		59,374	70,475
Series 2008-1, Class M2 (3 month
GBP LIBOR + 0.550%),
1.352%, 06/10/2059 (B)		46,874	55,643
WaMu Mortgage
Pass-Through Certificates
Series 2002-AR17, Class 1A (12
month Treasury Average Index +
1.200%),
3.253%, 11/25/2042 (B)		$120,137	114,633
Series 2003-AR5, Class A7,
4.080%, 06/25/2033 (H)		19,116	19,277
Series 2005-AR13, Class A1A1 (1
month LIBOR + 0.290%),
2.571%, 10/25/2045 (B)		54,620	54,046
Series 2005-AR2, Class 2A1A (1
month LIBOR + 0.310%),
2.591%, 01/25/2045 (B)		86,461	86,215
Series 2006-AR10, Class 2A1,
3.992%, 09/25/2036 (H)		87,081	86,352
Series 2006-AR13, Class 2A (COFI +
1.500%),
2.518%, 10/25/2046 (B)		1,052,486	999,975

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
WaMu Mortgage
Pass-Through Certificates (continued)
Series 2006-AR17, Class 1A1A (12
month Treasury Average Index +
0.810%),
2.756%, 12/25/2046 (B)		$174,905	$171,530
Washington Mutual Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A (12 month
Treasury Average Index + 0.940%),
2.993%, 07/25/2046 (B)		145,339	104,772
Wells Fargo Alternative Loan Trust,
Series 2007-PA3, Class 1A1,
5.750%, 07/25/2037		104,204	96,746
Wells Fargo Mortgage Backed Securities
Trust, Series 2004-S, Class A1,
4.602%, 09/25/2034 (H)		30,512	31,206
			40,175,447
U.S. Government Agency - 0.6%
Federal Home Loan Mortgage Corp.
Series 4579, Class FD (1 month
LIBOR + 0.350%),
2.606%, 01/15/2038 (B)		564,525	561,738
Series 4579, Class SD IO,
1.521%, 01/15/2038		564,525	29,171
Series T-63, Class 1A1 (12 month
Treasury Average Index + 1.200%),
2.970%, 02/25/2045 (B)		83,928	83,554
Federal National Mortgage Association
Series 2003-W6, Class F (1 month
LIBOR + 0.350%),
2.631%, 09/25/2042 (B)		170,079	169,224
Series 2004-W2, Class 5AF (1 month
LIBOR + 0.350%),
2.665%, 03/25/2044 (B)		67,968	67,904
Series 2006-15, Class FC (1 month
LIBOR + 0.130%),
2.445%, 03/25/2036 (B)		77,223	76,594
Series 2006-48, Class TF (1 month
LIBOR + 0.400%),
2.715%, 06/25/2036 (B)		36,529	36,648
Series 2006-5, Class 3A2,
3.967%, 05/25/2035 (H)		91,129	95,452
Series 2009-104, Class FA (1 month
LIBOR + 0.800%),
3.115%, 12/25/2039 (B)		266,679	270,428
Series 2010-46, Class WF (1 month
LIBOR + 0.750%),
3.065%, 05/25/2040 (B)		140,618	143,721
			1,534,434
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $42,999,421)			$41,709,881

ASSET BACKED SECURITIES - 6.6%
Argent Securities Trust,
Series 2006-M1, Class A1 (1 month
LIBOR + 0.150%)
2.465%, 07/25/2036 (B)		1,734,888	1,448,000
Bavarian Sky Europe SA,
Series CH2, Class A (1 month
EURIBOR + 0.400%)
0.031%, 07/15/2026 (B)	EUR	400,000	452,656
CVC Cordatus Loan Fund IV, Ltd.,
Series 4A, Class AR (6 month
EURIBOR + 0.780%)
0.780%, 01/24/2028 (B)(D)		900,000	1,018,244
Driver Multi-Compartment SA,
Series 14, Class A (1 month
EURIBOR + 0.400%)
0.031%, 02/21/2026 (B)		265,018	300,109
Evans Grove CLO, Ltd.,
Series 2018-1A, Class A1 (3 month
LIBOR + 0.920%)
3.231%, 05/28/2028 (B)(D)		$200,000	198,681
Flagship VII, Ltd.,
Series 2013-7A, Class A1R (3 month
LIBOR + 1.120%)
3.589%, 01/20/2026 (B)(D)		1,130,395	1,130,438
Holland Park CLO DAC,
Series 1A, Class A1R (3 month
EURIBOR + 0.930%)
0.614%, 05/14/2027 (B)(D)	EUR	1,004,819	1,137,812
LCM XX LP,
Series 2020-A, Class AR (3 month
LIBOR + 1.040%)
3.379%, 10/20/2027 (B)(D)		$700,000	697,519
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1 (1 month
LIBOR + 0.560%)
2.875%, 10/25/2034 (B)		134,514	130,584
New Century Home Equity Loan Trust,
Series 2001-NC1, Class M3
3.788%, 06/20/2031 (H)		1,976,386	1,815,460
Oak Hill Credit Partners X, Ltd.,
Series 2014-10A, Class AR (3 month
LIBOR + 1.130%)
3.599%, 07/20/2026 (B)(D)		2,312,232	2,312,625
Palmer Square Loan Funding, Ltd.,
Series 2018-4A, Class A1 (3 month
LIBOR + 0.900%)
3.150%, 11/15/2026 (B)(D)		700,000	698,336
RAMP Trust,
Series 2005-NC1, Class AI4 (1 month
LIBOR + 0.340%)
2.655%, 12/25/2035 (B)		927,923	780,794
Red & Black Auto Germany 4 UG
haftungsbeschrankt,
Series 4, Class A (1 month EURIBOR
+ 0.500%)
0.131%, 09/15/2025 (B)	EUR	202,236	229,229
SACO I Trust,
Series 2005-10, Class 1A (1 month
LIBOR + 0.520%)
2.801%, 06/25/2036 (B)		$52,203	48,542
SC Germany Auto UG
haftungsbeschraenkt,
Series 2017-1, Class A (1 month
EURIBOR + 0.400%)
0.031%, 12/13/2026 (B)	EUR	222,933	252,499
Sudbury Mill CLO, Ltd.,
Series 2013-1A, Class A1R (3 month
LIBOR + 1.150%)
3.599%, 01/17/2026 (B)(D)		$2,034,008	2,034,236
Terwin Mortgage Trust,
Series 2003-6HE, Class A1 (1 month
LIBOR + 0.940%)
3.255%, 11/25/2033 (B)		14,892	14,529

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continue)
Toro European CLO DAC,
Series 2A, Class AR (3 month
EURIBOR + 0.900%)
0.900%, 10/15/2030 (B)(D)	EUR	700,000	$792,625
Tralee CLO V, Ltd.,
Series 2018-5A, Class A1 (3 month
LIBOR + 1.110%)
3.869%, 10/20/2028 (B)(D)		$700,000	699,017
Venture XVII CLO, Ltd.,
Series 2014-17A, Class ARR (3 month
LIBOR + 0.880%)
3.316%, 04/15/2027 (B)(D)		100,000	99,373
Zais CLO 1, Ltd.,
Series 2014-1A, Class A1AR (3
month LIBOR + 1.150%)
3.586%, 04/15/2028 (B)(D)		700,000	699,985
TOTAL ASSET BACKED SECURITIES (Cost $17,031,266)			$16,991,293

COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)		3,662	10,620
TOTAL COMMON STOCKS (Cost $579,879)			$10,620

PREFERRED SECURITIES - 0.1%
United Kingdom - 0.1%
Nationwide Building Society,
10.250% (B)		1,020	183,245
TOTAL PREFERRED SECURITIES (Cost $215,658)			$183,245

ESCROW SHARES - 0.1%
United States - 0.1%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2013 (I)		3,600,000	72,720
6.875%, 05/02/2018 (I)		4,200,000	86,100
TOTAL ESCROW SHARES (Cost $0)			$158,820

PURCHASED OPTIONS - 0.0%
Calls - 0.0%
Exchange Traded Option on Euro BTP
Futures (Expiration Date: 2-22-19;
Strike Price: $159.50; Notional
Amount: 5,100,000) (I)		51	578
Exchange Traded Option on Euro
OAT-Futures (Expiration
Date: 2-22-19; Strike Price: $165.00;
Notional Amount: 20,200,000) (I)		202	2,290
Exchange Traded Option on Euro
OAT-Futures (Expiration
Date: 2-22-19; Strike Price: $166.00;
Notional Amount: 2,600,000) (I)		26	293
Over the Counter Option on the EUR vs.
USD (Expiration Date: 6-24-21; Strike
Price: EUR 1.29;
Counterparty: Morgan Stanley Bank
N.A.) (I)(J)		230,000	8,361
Over the Counter Option on the EUR vs.
USD (Expiration Date: 9-22-21; Strike
Price: EUR 1.31;
Counterparty: Barclays Bank
PLC) (I)(J)		200,000	7,449
Over the Counter Option on the USD vs.
CNY (Expiration Date: 2-11-19; Strike
Price: $7.11; Counterparty: Goldman
Sachs Bank) (I)(J)		1,500,000	8,106
			27,077
Puts - 0.0%
Exchange Traded Option on 10-Year
U.S. Treasury Note Futures
(Expiration Date: 12-21-18; Strike
Price: $105.50; Notional
Amount: 12,000) (I)		12	12
Exchange Traded Option on 10-Year
U.S. Treasury Note Futures
(Expiration Date: 2-22-19; Strike
Price: $106.50; Notional
Amount: 70,000) (I)		70	70
Exchange Traded Option on 10-Year
U.S. Treasury Note Futures
(Expiration Date: 2-22-19; Strike
Price: $107.00; Notional
Amount: 2,000) (I)		2	2
Exchange Traded Option on 5-Year
U.S. Treasury Note Futures
(Expiration Date: 2-22-19; Strike
Price: $104.00; Notional
Amount: 263,000) (I)		263	2,055
Exchange Traded Option on Euro BOBL
Futures (Expiration Date: 2-22-19;
Strike Price: $127.25; Notional
Amount: 9,900,000) (I)		99	561
Exchange Traded Option on Euro BUND
10 Year Futures (Expiration
Date: 2-22-19; Strike Price: $144.00;
Notional Amount: 2,400,000) (I)		24	272
Exchange Traded Option on Euro BUND
10 Year Futures (Expiration
Date: 2-22-19; Strike Price: $149.50;
Notional Amount: 1,300,000) (I)		13	148
Exchange Traded Option on U.S. Ultra
Bond Futures (Expiration
Date: 2-22-19; Strike Price: $100.00;
Notional Amount: 28,000) (I)		28	28
Over the Counter Option on the EUR vs.
USD (Expiration Date: 6-24-21; Strike
Price: EUR 1.29;
Counterparty: Morgan Stanley Bank
N.A.) (I)(J)		230,000	21,306
Over the Counter Option on the EUR vs.
USD (Expiration Date: 9-22-21; Strike
Price: EUR 1.31;
Counterparty: Barclays Bank
PLC) (I)(J)		200,000	20,140
			44,594
TOTAL PURCHASED OPTIONS (Cost $73,288)			$71,671

SHORT-TERM INVESTMENTS - 2.5%
U.S. Government - 0.0%
U.S. Treasury Bill
2.307%, 02/07/2019 (A)*		$7,000	6,970
Foreign government - 1.5%
Argentina Treasury Bill
2.966%, 12/14/2018 *		1,200,000	1,198,585
France Treasury Bill
(0.579%), 02/13/2019 *	EUR	2,400,000	2,720,652
			3,919,237

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 1.0%
BNP Paribas SA Tri-Party Repurchase
Agreement dated 10-18-18 at -0.600%
to be repurchased at $1,575,526 on
10-17-20, collateralized by EUR
1,400,000 Kingdom of Spain, 1.450%
due 10-31-27 (valued at $1,595,648,
including interest)		1,408,825	$1,594,931
Repurchase Agreement with State Street
Corp. dated 11-30-18 at 1.050% to be
repurchased at $880,077 on 12-3-18,
collateralized by $920,000
U.S. Treasury Notes, 2.125% due
12-31-22 (valued at $901,933,
including interest)		$880,000	880,000
			2,474,931
TOTAL SHORT-TERM INVESTMENTS (Cost $6,527,918)			$6,401,138
Total Investments (Global Bond Fund)
(Cost $352,211,195) - 134.8%			$345,796,186
Other assets and liabilities, net - (34.8%)			(89,198,970)
TOTAL NET ASSETS - 100.0%			$256,597,216

SALE COMMITMENTS
OUTSTANDING - (0.1%)
U.S. Government Agency - (0.1)%
Federal National Mortgage Association
4.500%, TBA (C)		$(300,000)	$(308,074)
TOTAL SALE COMMITMENTS OUTSTANDING
(Cost $(306,762))			$(308,074)

SECURITIES SOLD SHORT - (0.7%)
Foreign government - (0.7)%
Government of Canada
2.750%, 12/01/2048	CAD	(200,000)	(161,819)
Kingdom of Spain
1.450%, 10/31/2027	EUR	(1,400,000)	(1,595,648)
TOTAL SECURITIES SOLD SHORT (Cost $(1,770,996))			$(1,757,467)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

Security Abbreviations and Legend

BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $60,844,609 or 23.7% of the fund’s net assets as of 11-30-18.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year Japan Government Bond Futures	2	Long	Dec 2018	$2,646,441	$2,663,437	$16,996
10-Year U.S. Treasury Note Futures	57	Long	Mar 2019	6,786,325	6,808,828	22,503
3-Month Sterling Futures	290	Long	Sep 2019	45,662,015	45,692,714	30,699
3-Year Australian Treasury Bond Futures	79	Long	Dec 2018	6,424,677	6,429,990	5,313
5-Year U.S. Treasury Note Futures	263	Long	Mar 2019	29,669,001	29,708,727	39,726
Euro SCHATZ Futures	6	Long	Mar 2019	760,116	760,092	(24)
Euro-Buxl Futures	10	Long	Mar 2019	1,998,621	2,004,723	6,102
Eurodollar Futures	612	Long	Mar 2019	148,945,246	148,647,150	(298,096)
German Euro BOBL Futures	55	Long	Mar 2019	8,232,489	8,232,746	257
German Euro BUND Futures	37	Long	Mar 2019	6,771,457	6,803,402	31,945
Ultra U.S. Treasury Bond Futures	28	Long	Mar 2019	4,263,897	4,267,375	3,478
3-Month Sterling Futures	290	Short	Sep 2020	(45,540,718)	(45,604,950)	(64,232)
Euro-BTP Italian Government Bond Futures	66	Short	Mar 2019	(9,110,003)	(9,156,019)	(46,016)

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

FUTURES (continued)

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Eurodollar Futures	612	Short	Dec 2020	(148,064,344)	(148,410,000)	$(345,656)
Euro-OAT Futures	228	Short	Mar 2019	(38,741,740)	(38,983,691)	(241,951)
U.K. Long Gilt Bond Futures	72	Short	Mar 2019	(11,216,262)	(11,251,735)	(35,473)
						$(874,429)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	1,067,000	USD	772,973	Barclays Bank PLC Wholesale	12/5/2018	$6,911	—
AUD	724,000	USD	528,134	BNP Paribas SA	12/5/2018	1,047	—
AUD	1,000,000	USD	794,700	HSBC Bank USA	12/6/2018	—	($63,774)
AUD	530,000	USD	421,350	HSBC Bank USA	2/7/2019	—	(33,540)
AUD	361,000	USD	264,035	Citibank N.A.	2/15/2019	151	—
AUD	535,000	USD	389,265	HSBC Bank USA	2/15/2019	2,257	—
BRL	1,250,820	USD	323,770	Barclays Bank PLC Wholesale	12/4/2018	—	(310)
BRL	2,144,789	USD	578,813	BNP Paribas SA	12/4/2018	—	(24,174)
BRL	1,219,228	USD	315,592	Citibank N.A.	12/4/2018	—	(302)
BRL	2,055,225	USD	546,994	Deutsche Bank AG London	12/4/2018	—	(15,516)
BRL	5,407,387	USD	1,394,555	HSBC Bank USA	12/4/2018	3,787	—
CAD	1,717,000	USD	1,309,502	Bank of America, N.A.	12/4/2018	—	(17,187)
CAD	11,295,000	USD	8,551,172	Citibank N.A.	12/4/2018	—	(49,889)
CAD	4,254,000	USD	3,239,907	HSBC Bank USA	12/4/2018	—	(38,095)
CAD	3,246,000	USD	2,473,286	JPMorgan Chase Bank N.A.	12/4/2018	—	(30,154)
CAD	683,000	USD	518,148	BNP Paribas SA	12/5/2018	—	(4,072)
CAD	341,000	USD	257,127	Citibank N.A.	12/5/2018	—	(465)
CAD	9,017,000	USD	6,771,756	Bank of America, N.A.	1/11/2019	22,246	—
CHF	267,000	USD	266,386	Citibank N.A.	12/5/2018	891	—
CHF	781,000	USD	776,024	JPMorgan Chase Bank N.A.	12/5/2018	5,786	—
CHF	768,000	USD	769,592	Standard Chartered Bank	12/5/2018	—	(796)
CHF	1,525,000	USD	1,528,361	Citibank N.A.	2/15/2019	9,793	—
CLP	476,868,400	USD	695,904	HSBC Bank USA	12/17/2018	14,151	—
CNY	4,961,586	USD	714,000	Goldman Sachs Bank USA	2/13/2019	—	(1,811)
CNY	3,059,000	USD	446,524	BNP Paribas SA	7/12/2019	—	(8,615)
CNY	3,059,000	USD	446,068	Citibank N.A.	7/12/2019	—	(8,159)
CNY	22,033,802	USD	3,210,423	HSBC Bank USA	7/12/2019	—	(56,189)
COP	413,960,000	USD	131,000	BNP Paribas SA	12/17/2018	—	(3,095)
COP	8,133,836,430	USD	2,641,238	Citibank N.A.	12/17/2018	—	(128,054)
CZK	5,746,991	USD	255,410	Citibank N.A.	2/19/2019	—	(3,687)
DKK	1,970,000	USD	308,898	Goldman Sachs Bank USA	1/2/2019	—	(9,120)
EUR	207,171	RON	969,539	Goldman Sachs Bank USA	12/14/2018	—	(1,201)
EUR	1,009,397	RON	4,723,744	JPMorgan Chase Bank	12/14/2018	—	(5,822)
EUR	113,000	SEK	1,163,769	Deutsche Bank AG London	4/23/2019	115	—
EUR	155,000	SEK	1,610,528	NatWest Markets PLC	4/23/2019	—	(1,422)
EUR	1,131,000	USD	1,283,626	BNP Paribas SA	12/5/2018	—	(3,123)
EUR	460,000	USD	519,885	Citibank N.A.	12/5/2018	921	—
EUR	390,000	USD	491,478	Deutsche Bank AG London	12/14/2018	—	(49,575)
EUR	13,808,504	USD	15,724,945	Bank of America, N.A.	12/19/2018	—	(69,852)
EUR	22,170,991	USD	25,241,407	Citibank N.A.	12/19/2018	—	(105,525)
EUR	22,294,505	USD	25,364,012	UBS AG	12/19/2018	—	(88,099)
EUR	700,000	USD	880,411	Deutsche Bank AG London	1/24/2019	—	(84,045)
EUR	3,956,000	USD	4,522,956	Barclays Bank PLC Wholesale	2/15/2019	—	(14,099)
EUR	2,153,000	USD	2,469,844	Goldman Sachs Bank USA	2/15/2019	—	(15,958)
EUR	3,572,000	USD	4,076,491	HSBC Bank USA	2/15/2019	—	(5,298)
EUR	19,353,500	USD	21,928,870	Royal Bank of Canada	2/15/2019	129,312	—
EUR	580,000	USD	700,234	HSBC Bank USA	5/28/2019	—	(33,199)
EUR	12,274,000	USD	14,312,561	Citibank N.A.	6/19/2019	—	(168,589)
EUR	16,000	USD	20,456	Morgan Stanley Bank, N.A.	6/28/2021	—	(828)
GBP	2,445,000	USD	3,200,664	Citibank N.A.	12/4/2018	—	(85,121)
GBP	8,938,000	USD	11,404,695	Goldman Sachs Bank USA	12/4/2018	—	(15,443)
GBP	202,000	USD	259,965	BNP Paribas SA	12/5/2018	—	(2,555)
GBP	204,703	USD	264,870	Citibank N.A.	12/5/2018	—	(4,016)
HUF	69,912,000	USD	248,536	Goldman Sachs Bank USA	3/8/2019	—	(2,222)

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
IDR	6,961,477,420	USD	461,698	BNP Paribas SA	12/19/2018	$23,299	—
IDR	24,397,494,640	USD	1,641,271	Standard Chartered Bank London	12/19/2018	58,468	—
IDR	10,578,416,840	USD	719,620	Goldman Sachs Bank USA	3/20/2019	8,914	—
ILS	1,430,321	USD	389,925	Citibank N.A.	2/7/2019	—	($3,355)
INR	262,090,623	USD	3,683,609	BNP Paribas SA	12/19/2018	69,478	—
JPY	58,340,000	USD	513,681	Citibank N.A.	12/5/2018	295	—
JPY	119,091,000	USD	1,054,298	Goldman Sachs Bank USA	12/5/2018	—	(5,105)
JPY	4,566,300,000	USD	40,352,598	Citibank N.A.	2/15/2019	141,780	—
KRW	828,833,611	USD	741,951	BNP Paribas SA	12/19/2018	—	(1,562)
KRW	415,803,200	USD	368,000	HSBC Bank USA	12/19/2018	3,433	—
KRW	267,708,090	USD	237,000	Nomura Global Financial Products, Inc.	12/19/2018	2,141	—
KRW	126,557,951	USD	112,923	Citibank N.A.	3/20/2019	495	—
MXN	95,402,763	USD	4,962,071	Citibank N.A.	1/25/2019	—	(311,977)
MXN	6,736,399	USD	314,000	Deutsche Bank AG London	3/14/2019	11,836	—
MXN	2,757,300	USD	140,000	HSBC Bank USA	3/14/2019	—	(6,631)
MYR	3,433,335	USD	830,914	Goldman Sachs Bank USA	12/19/2018	—	(10,033)
MYR	3,433,335	USD	819,803	Goldman Sachs Bank USA	3/20/2019	277	—
NOK	55,000	USD	6,496	Citibank N.A.	12/5/2018	—	(96)
NOK	4,400,000	USD	526,856	Standard Chartered Bank	12/5/2018	—	(14,902)
NOK	6,430,000	USD	770,866	UBS AG	12/5/2018	—	(22,715)
NOK	2,355,000	USD	278,269	Citibank N.A.	2/15/2019	—	(3,320)
NZD	764,000	USD	522,327	BNP Paribas SA	12/5/2018	2,856	—
NZD	402,000	USD	267,141	HSBC Bank USA	12/5/2018	9,199	—
PEN	5,849	USD	1,755	BNP Paribas SA	12/17/2018	—	(26)
SEK	2,277,032	EUR	222,000	Credit Suisse International	4/23/2019	—	(1,262)
SEK	4,800,000	USD	531,700	Citibank N.A.	12/5/2018	—	(4,399)
SGD	686,952	USD	502,314	Nomura Global Financial Products, Inc.	12/19/2018	—	(1,469)
THB	27,802,734	USD	854,548	HSBC Bank USA	12/19/2018	—	(8,737)
THB	27,802,734	USD	844,760	HSBC Bank USA	3/20/2019	4,331	—
TWD	21,147,148	USD	685,483	BNP Paribas SA	12/19/2018	630	—
TWD	21,151,184	USD	688,000	Nomura Global Financial Products, Inc.	12/19/2018	—	(1,756)
TWD	5,921,074	USD	194,000	Standard Chartered Bank London	12/19/2018	—	(1,892)
USD	768,617	AUD	1,067,000	Citibank N.A.	12/5/2018	—	(11,267)
USD	5,065	AUD	7,000	HSBC Bank USA	12/5/2018	—	(52)
USD	517,669	AUD	719,000	JPMorgan Chase Bank N.A.	12/5/2018	—	(7,858)
USD	55,041	AUD	74,000	Citibank N.A.	12/6/2018	953	—
USD	3,977,138	AUD	5,519,954	Citibank N.A.	2/15/2019	—	(62,461)
USD	108,243	AUD	149,000	Royal Bank of Canada	2/15/2019	—	(798)
USD	338,023	BRL	1,250,820	Barclays Bank PLC Wholesale	12/4/2018	14,563	—
USD	555,170	BRL	2,144,789	BNP Paribas SA	12/4/2018	531	—
USD	323,000	BRL	1,219,228	Citibank N.A.	12/4/2018	7,710	—
USD	553,000	BRL	2,055,224	Deutsche Bank AG London	12/4/2018	21,522	—
USD	1,439,016	BRL	5,407,387	HSBC Bank USA	12/4/2018	40,674	—
USD	1,392,078	BRL	5,407,387	HSBC Bank USA	1/3/2019	—	(4,160)
USD	368,000	BRL	1,408,226	Deutsche Bank AG London	3/14/2019	6,130	—
USD	140,000	BRL	472,500	HSBC Bank USA	3/14/2019	18,582	—
USD	6,764,441	CAD	9,017,000	Bank of America, N.A.	12/4/2018	—	(22,285)
USD	92,544	CAD	123,000	BNP Paribas SA	12/4/2018	—	(33)
USD	2,646,981	CAD	3,466,000	Citibank N.A.	12/4/2018	38,265	—
USD	6,067,932	CAD	8,029,000	Standard Chartered Bank	12/4/2018	24,832	—
USD	1,027,961	CAD	1,360,000	Citibank N.A.	12/5/2018	4,324	—
USD	263,286	CAD	344,179	HSBC Bank USA	12/5/2018	4,231	—
USD	783,722	CHF	778,000	Goldman Sachs Bank USA	12/5/2018	4,915	—
USD	524,558	CHF	525,000	JPMorgan Chase Bank N.A.	12/5/2018	—	(986)
USD	108,000	CLP	73,386,000	BNP Paribas SA	12/17/2018	—	(1,271)
USD	43,000	CLP	28,917,500	Citibank N.A.	12/17/2018	—	(58)
USD	234,000	CLP	159,447,600	Credit Suisse International	12/17/2018	—	(3,417)
USD	287,000	CLP	193,107,950	HSBC Bank USA	12/17/2018	—	(537)
USD	714,000	CNY	4,964,442	Citibank N.A.	2/13/2019	1,401	—
USD	358,054	CNY	2,481,134	BNP Paribas SA	4/15/2019	2,333	—
USD	358,080	CNY	2,481,134	Nomura Global Financial Products, Inc.	4/15/2019	2,359	—
USD	733,451	CNY	5,095,654	Standard Chartered Bank London	4/15/2019	2,887	—
USD	382,111	CNY	2,611,838	Bank of America, N.A.	7/12/2019	8,215	—
USD	466,044	CNY	3,141,137	Citibank N.A.	7/12/2019	16,377	—
USD	3,120,406	CNY	21,290,827	HSBC Bank USA	7/12/2019	72,532	—
USD	162,828	CNY	1,108,000	JPMorgan Chase Bank	7/12/2019	4,213	—

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	531,000	COP	1,607,721,000	Citibank N.A.	12/17/2018	$34,248	—
USD	243,000	COP	734,710,500	Goldman Sachs Bank USA	12/17/2018	15,990	—
USD	1,000	COP	3,029,000	JPMorgan Chase Bank	12/17/2018	64	—
USD	9,142,817	DKK	57,523,859	Bank of America, N.A.	1/2/2019	389,325	—
USD	67,337	DKK	440,000	HSBC Bank USA	1/2/2019	382	—
USD	1,559,427	EUR	1,360,000	Barclays Bank PLC Wholesale	12/5/2018	19,654	—
USD	505,104	EUR	442,000	Citibank N.A.	12/5/2018	4,678	—
USD	792,656	EUR	694,452	Standard Chartered Bank	12/5/2018	6,407	—
USD	491,366	EUR	390,000	Standard Chartered Bank	12/14/2018	49,462	—
USD	701,503	EUR	564,000	UBS AG London	12/14/2018	62,443	—
USD	14,071,178	EUR	12,274,000	Citibank N.A.	12/19/2018	155,795	—
USD	15,763,995	EUR	13,808,504	Bank of America, N.A.	1/11/2019	71,376	—
USD	25,305,215	EUR	22,170,991	Citibank N.A.	1/11/2019	109,080	—
USD	25,428,667	EUR	22,294,505	UBS AG	1/11/2019	92,164	—
USD	877,489	EUR	730,000	HSBC Bank USA	1/24/2019	46,993	—
USD	1,394,863	EUR	1,102,000	Citibank N.A.	2/7/2019	139,700	—
USD	2,737,573	EUR	2,400,000	Citibank N.A.	2/13/2019	2,628	—
USD	680,448	EUR	583,000	Citibank N.A.	5/28/2019	9,964	—
USD	5,522,291	GBP	4,295,000	Citibank N.A.	12/4/2018	49,383	—
USD	9,063,566	GBP	7,088,000	Standard Chartered Bank	12/4/2018	31,679	—
USD	523,930	GBP	407,000	Citibank N.A.	12/5/2018	5,288	—
USD	769,759	GBP	600,000	JPMorgan Chase Bank N.A.	12/5/2018	5,176	—
USD	11,429,637	GBP	8,938,000	Goldman Sachs Bank USA	1/11/2019	13,645	—
USD	411,441	GBP	307,000	Citibank N.A.	6/18/2019	16,259	—
USD	93,000	IDR	1,410,066,000	Bank of America, N.A.	12/19/2018	—	($5,237)
USD	728,541	IDR	10,578,416,840	Goldman Sachs Bank USA	12/19/2018	—	(8,442)
USD	632,809	IDR	9,702,028,700	HSBC Bank USA	12/19/2018	—	(43,119)
USD	176,000	IDR	2,661,120,000	JPMorgan Chase Bank	12/19/2018	—	(9,397)
USD	178,000	IDR	2,713,076,000	Nomura Global Financial Products, Inc.	12/19/2018	—	(11,016)
USD	275,432	IDR	4,294,264,520	UBS AG	12/19/2018	—	(23,743)
USD	476,426	INR	35,017,285	Bank of America N.A.	12/19/2018	—	(25,015)
USD	309,000	INR	22,467,390	Barclays Bank PLC Wholesale	12/19/2018	—	(12,729)
USD	181,557	INR	13,170,121	BNP Paribas SA	12/19/2018	—	(7,037)
USD	945,998	INR	69,672,951	Goldman Sachs Bank USA	12/19/2018	—	(51,705)
USD	1,644,000	INR	122,542,927	Nomura Global Financial Products, Inc.	12/19/2018	—	(110,792)
USD	260,206	JPY	29,244,000	Citibank N.A.	12/5/2018	2,566	—
USD	1,576,566	JPY	177,386,305	JPMorgan Chase Bank N.A.	12/5/2018	13,790	—
USD	290,966	JPY	32,600,000	HSBC Bank USA	2/15/2019	1,865	—
USD	485,436	KRW	540,923,651	Citibank N.A.	12/19/2018	2,234	—
USD	139,000	KRW	155,561,850	Goldman Sachs Bank USA	12/19/2018	38	—
USD	731,000	KRW	815,859,400	HSBC Bank USA	12/19/2018	2,200	—
USD	553,000	KRW	618,959,600	HSBC Bank USA	1/4/2019	—	(32)
USD	585,739	MXN	11,775,000	HSBC Bank USA	1/25/2019	11,805	—
USD	819,803	MYR	3,433,335	Goldman Sachs Bank USA	12/19/2018	—	(1,078)
USD	754,527	NOK	6,445,000	Citibank N.A.	12/5/2018	4,630	—
USD	9,491	NZD	14,000	Citibank N.A.	12/4/2018	—	(133)
USD	74,739	NZD	110,000	JPMorgan Chase Bank N.A.	12/4/2018	—	(875)
USD	818,353	NZD	1,249,000	Standard Chartered Bank	12/4/2018	—	(40,210)
USD	528,796	NZD	785,000	Goldman Sachs Bank USA	12/5/2018	—	(10,822)
USD	257,207	NZD	379,000	HSBC Bank USA	12/5/2018	—	(3,322)
USD	457,418	PLN	1,679,982	HSBC Bank USA	1/15/2019	13,781	—
USD	790,052	SEK	7,131,000	Citibank N.A.	12/5/2018	6,682	—
USD	513,264	SEK	4,661,000	JPMorgan Chase Bank N.A.	12/5/2018	1,233	—
USD	13,510,417	SEK	122,110,394	Bank of America N.A.	2/15/2019	5,054	—
USD	842,252	THB	27,802,734	HSBC Bank USA	12/19/2018	—	(3,559)
USD	888,809	TWD	27,098,003	BNP Paribas SA	12/19/2018	9,622	—
USD	389,740	TWD	11,967,742	Credit Suisse International	12/19/2018	1,448	—
USD	296,532	TWD	9,153,661	Standard Chartered Bank London	12/19/2018	—	(455)
USD	691,354	TWD	21,147,148	BNP Paribas SA	3/20/2019	—	(730)
						$2,241,080	($2,136,864)

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
WRITTEN OPTIONS

Options on exchange-traded futures contracts

		Exercise	Expiration	Number of	Notional
Name of issuer		price	date	contracts	amount	Premium	Value
Calls
10-Year U.S. Treasury Note Futures	USD	119.00	Dec 2018	27	27,000	$11,358	$(18,563)
Euro BOBL Futures	EUR	132.50	Dec 2018	43	4,300,000	7,751	(6,332)
						$19,109	$(24,895)
Puts
10-Year U.S. Treasury Bond Futures	USD	117.00	Dec 2018	27	27,000	7,561	(422)
Euro BOBL Futures	EUR	130.75	Dec 2018	43	4,300,000	8,238	(247)
						$15,799	$(669)
						$34,908	$(25,564)

Foreign currency options

			Exercise	Expiration	Notional
Description	Counterparty (OTC)		price	date	amount*	Premium	Value
Calls
Australian Dollar versus U.S. Dollar	HSBC Bank USA	AUD	0.73	Dec 2018	900,000	$3,519	$(5,274)
British Pound versus U.S. Dollar	Citibank N.A.	GBP	1.44	Jun 2019	884,000	12,736	(4,134)
Euro versus Japanese Yen	Goldman Sachs Bank USA	EUR	135.00	Feb 2019	1,200,000	13,988	(2,187)
U.S. Dollar versus Norwegian Krone	Goldman Sachs Bank USA	USD	8.35	Dec 2018	400,000	3,360	(11,468)
U.S. Dollar versus Swedish Krona	Citibank N.A.	USD	9.00	Dec 2018	500,000	4,190	(6,912)
U.S. Dollar versus Swedish Krona	Goldman Sachs Bank USA	USD	9.04	Dec 2018	400,000	2,790	(4,532)
						$40,583	$(34,507)
Puts
British Pound versus U.S. Dollar	Citibank N.A.	GBP	1.32	Jun 2019	873,000	27,712	(51,280)
Euro versus British Pound	Citibank N.A.	EUR	0.88	Dec 2018	2,342,000	13,810	(581)
U.S. Dollar versus Chinese Yuan Renminbi	Goldman Sachs Bank USA	USD	6.84	Feb 2019	1,500,000	8,199	(7,368)
						$49,721	$(59,229)
						$90,304	$(93,736)

* For this type of option, notional amounts are equivalent to number of contracts.

Credit default swaptions

	Counterparty		Buy/sell	Exercise	Expiration		Notional
Description	(OTC)	Index	protection	rate	date		amount*	Premium	Value
Puts
5-Year Credit Default Swap	BNP Paribas SA	CDX.NA.IG.31	Sell	0.900%	Dec 2018	USD	500,000	$500	$(126)
5-Year Credit Default Swap	Goldman Sachs International	CDX.NA.IG.31	Sell	0.900%	Dec 2018	USD	200,000	158	(50)
	Merrill Lynch Pierce Fenner &
5-Year Credit Default Swap	Smith	CDX.NA.IG.31	Sell	0.900%	Dec 2018	USD	400,000	388	(101)
5-Year Credit Default Swap	Barclays Bank PLC	CDX.NA.IG.31	Sell	1.000%	Jan 2019	USD	600,000	504	(338)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.000%	Jan 2019	USD	3,100,000	2,496	(1,745)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	0.950%	Jan 2019	USD	600,000	766	(445)
5-Year Credit Default Swap	Goldman Sachs International	CDX.NA.IG.31	Sell	0.900%	Jan 2019	USD	500,000	455	(504)
	Merrill Lynch Pierce Fenner &
5-Year Credit Default Swap	Smith	CDX.NA.IG.31	Sell	0.900%	Jan 2019	USD	400,000	650	(403)
5-Year Credit Default Swap	Morgan Stanley & Company, Inc.	CDX.NA.IG.31	Sell	0.900%	Jan 2019	USD	500,000	750	(504)
5-Year Credit Default Swap	Barclays Bank PLC	CDX.NA.IG.31	Sell	1.050%	Feb 2019	USD	400,000	692	(431)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	0.950%	Feb 2019	USD	500,000	1,005	(977)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	0.950%	Feb 2019	USD	500,000	925	(777)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.050%	Feb 2019	USD	300,000	510	(323)
5-Year Credit Default Swap	JPMorgan Securities LLC	CDX.NA.IG.31	Sell	0.950%	Feb 2019	USD	500,000	906	(777)
	Merrill Lynch Pierce Fenner &
5-Year Credit Default Swap	Smith	CDX.NA.IG.31	Sell	0.950%	Feb 2019	USD	500,000	1,063	(777)
	Merrill Lynch Pierce Fenner &
5-Year Credit Default Swap	Smith	CDX.NA.IG.31	Sell	1.000%	Feb 2019	USD	600,000	1,290	(784)
5-Year Credit Default Swap	Barclays Bank PLC	CDX.NA.IG.31	Sell	1.100%	Mar 2019	USD	300,000	531	(431)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.200%	Mar 2019	USD	500,000	550	(569)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.100%	Mar 2019	USD	500,000	1,063	(719)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.050%	Mar 2019	USD	400,000	625	(625)
	Merrill Lynch Pierce Fenner &
5-Year Credit Default Swap	Smith	CDX.NA.IG.31	Sell	1.000%	Mar 2019	USD	600,000	1,095	(1,151)
								$16,922	$(12,557)

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

Credit default swaptions

	Counterparty		Buy/sell	Exercise	Expiration	Notional
Description	(OTC)	Index	protection	rate	date	amount*	Premium	Value

* For this type of option, notional amounts are equivalent to number of contracts.

Inflation floors

		Initial		Expiration		Notional
Description	Counterparty (OTC)	index	Exercise index	date		amount*	Premium	Value
Floor- CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] - (Final
			Index/Initial Index)) or $0	Sep 2020	USD	1,700,000	$21,930	—
							$21,930	—

* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Goldman Sachs International	6,580,600,000	KRW	Fixed 2.010%	KRW CD KSDA Bloomberg	Quarterly	Quarterly	Jul 2027	—	$(3,018)	$(3,018)
								—	$(3,018)	$(3,018)
Centrally cleared	365,000,000	USD	USD LIBOR BBA	Fixed 3.200%	At Maturity	Quarterly	Apr 2020	$22,770	230,686	253,456
Centrally cleared	34,600,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2020	525,347	(1,046)	524,301
Centrally cleared	17,000,000	CAD	CAD BA CDOR	Fixed 2.300%	Semi-Annual	Semi-Annual	Jul 2020	(22,025)	(1,532)	(23,557)
Centrally cleared	26,900,000	GBP	GBP LIBOR BBA	Fixed 1.250%	At Maturity	Quarterly	Sep 2020	(1,889)	28,286	26,397
Centrally cleared	7,100,000	USD	USD LIBOR BBA	Fixed 2.750%	Semi-Annual	Quarterly	Nov 2020	(19,378)	(13,767)	(33,145)
Centrally cleared	21,200,000	GBP	GBP LIBOR BBA	Fixed 1.500%	At Maturity	Quarterly	Dec 2020	60,099	14,868	74,967
Centrally cleared	500,000	BRL	BRL CDI	Fixed 8.880%	At Maturity	At Maturity	Jan 2021	(2,544)	6,008	3,464
Centrally cleared	10,000,000	EUR	EUR EURIBOR Reuters	Fixed 0.000%	Annual	Semi-Annual	Mar 2021	5,741	16,066	21,807
Centrally cleared	5,500,000	GBP	GBP LIBOR BBA	Fixed 1.000%	Semi-Annual	Semi-Annual	Mar 2021	(37,004)	4,967	(32,037)
Centrally cleared	365,000,000	USD	Fixed 3.200%	USD LIBOR BBA	At Maturity	Quarterly	Apr 2021	1,697	(319,576)	(317,879)
Centrally cleared	1,600,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2021	38,549	4,642	43,191
Centrally cleared	26,900,000	GBP	Fixed 1.500%	GBP LIBOR BBA	At Maturity	Quarterly	Sep 2021	(15,551)	(43,461)	(59,012)
Centrally cleared	510,000,000	JPY	Fixed 0.500%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2021	(21,208)	(41,305)	(62,513)
Centrally cleared	21,200,000	GBP	Fixed 1.500%	GBP LIBOR BBA	At Maturity	Quarterly	Dec 2021	(9,265)	(30,692)	(39,957)
Centrally cleared	5,900,000	USD	1 Month LIBOR + 0.084%	USD LIBOR BBA	Quarterly	Quarterly	Jun 2022	—	8,171	8,171
Centrally cleared	4,200,000	USD	1 Month LIBOR + 0.070%	USD LIBOR BBA	Quarterly	Quarterly	Jun 2022	—	7,921	7,921
Centrally cleared	21,600,000	USD	1 Month LIBOR + 0.085%	USD LIBOR BBA	Quarterly	Quarterly	Jun 2022	(1,150)	29,515	28,365
Centrally cleared	16,700,000	MXN	MXN TIIE Banxico	Fixed 5.825%	Monthly	Monthly	Jan 2023	(63,537)	(24,310)	(87,847)
Centrally cleared	2,000,000	USD	USD LIBOR BBA	Fixed 3.155%	Semi-Annual	Quarterly	Feb 2023	—	14,217	14,217
Centrally cleared	8,300,000	ZAR	ZAR JIBAR SAFEX	Fixed 7.250%	Quarterly	Quarterly	Jun 2023	(10,360)	(552)	(10,912)
Centrally cleared	2,400,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2023	104,821	(15,880)	88,941
Centrally cleared	24,800,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2023	(376,769)	1,722,650	1,345,881
Centrally cleared	2,160,000,000	JPY	JPY LIBOR BBA	Fixed 0.100%	Semi-Annual	Semi-Annual	Mar 2024	(64,021)	77,752	13,731
Centrally cleared	20,500,000	EUR	EUR EURIBOR Reuters	Fixed 0.500%	Annual	Semi-Annual	Mar 2024	56,530	120,336	176,866
Centrally cleared	4,300,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2024	(7,819)	(19,018)	(26,837)
				USD Federal Funds Rate
Centrally cleared	600,000	USD	Fixed 2.696%	Compounded OIS	Annual	Annual	Apr 2025	—	(3,514)	(3,514)
				USD Federal Funds Rate
Centrally cleared	1,900,000	USD	Fixed 2.683%	Compounded OIS	Annual	Annual	Apr 2025	683	(10,216)	(9,533)
				USD Federal Funds Rate
Centrally cleared	600,000	USD	Fixed 2.710%	Compounded OIS	Annual	Annual	Apr 2025	—	(4,055)	(4,055)
				USD Federal Funds Rate
Centrally cleared	1,200,000	USD	Fixed 2.714%	Compounded OIS	Annual	Annual	Apr 2025	(17)	(8,305)	(8,322)
				USD Federal Funds Rate
Centrally cleared	600,000	USD	Fixed 2.684%	Compounded OIS	Annual	Annual	Apr 2025	(18)	(2,951)	(2,969)
				USD Federal Funds Rate
Centrally cleared	600,000	USD	Fixed 2.673%	Compounded OIS	Annual	Annual	Apr 2025	—	(2,529)	(2,529)
Centrally cleared	2,100,000	CAD	Fixed 1.850%	CAD BA CDOR	Semi-Annual	Semi-Annual	Sep 2027	104,049	3,221	107,270
Centrally cleared	300,000	USD	USD LIBOR BBA	Fixed 2.500%	Semi-Annual	Quarterly	Dec 2027	(10,354)	(819)	(11,173)
Centrally cleared	1,800,000	USD	USD LIBOR BBA	Fixed 3.200%	Semi-Annual	Quarterly	Oct 2028	(6,234)	29,004	22,770
Centrally cleared	8,700,000	EUR	EUR EURIBOR Reuters	Fixed 1.250%	Annual	Semi-Annual	Dec 2028	92,243	258,907	351,150
Centrally cleared	600,000	USD	Fixed 3.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2028	13,446	(9,507)	3,939
Centrally cleared	1,400,000	GBP	GBP LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Dec 2028	(8,048)	(2,277)	(10,325)
Centrally cleared	1,500,000	USD	Fixed 3.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2028	35,164	(28,273)	6,891
Centrally cleared	955,000,000	JPY	Fixed 0.450%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2029	(149,461)	424	(149,037)
Centrally cleared	21,300,000	EUR	EUR EURIBOR Reuters	Fixed 1.000%	Annual	Semi-Annual	Mar 2029	(113,536)	255,469	141,933

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

Interest rate swaps (continued)

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	100,000	GBP	GBP LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Mar 2029	$(858)	$(166)	$(1,024)
Centrally cleared	360,000,000	JPY	JPY LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Jun 2033	38,730	459,426	498,156
Centrally cleared	351,781,000	JPY	Fixed 0.750%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2038	45,927	(97,673)	(51,746)
Centrally cleared	900,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	(35,365)	103,850	68,485
Centrally cleared	90,000,000	JPY	Fixed 1.000%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2048	(19,010)	(14,602)	(33,612)
Centrally cleared	1,400,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2048	146,513	32,323	178,836
Centrally cleared	200,000	CAD	CAD BA CDOR	Fixed 2.750%	Semi-Annual	Semi-Annual	Dec 2048	(4,205)	(247)	(4,452)
Centrally cleared	2,600,000	USD	Fixed 3.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2048	72,121	19,483	91,604
Centrally cleared	4,250,000	EUR	Fixed 1.500%	EUR EURIBOR Reuters	Annual	Semi-Annual	Mar 2049	92,025	(119,396)	(27,371)
Centrally cleared	400,000	GBP	GBP LIBOR BBA	Fixed 1.750%	Semi-Annual	Semi-Annual	Mar 2049	1,542	(8,680)	(7,138)
Centrally cleared	3,500,000	USD	Fixed 2.955%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	157,133	157,133
Centrally cleared	200,000	USD	Fixed 2.953%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	9,077	9,077
								$458,371	$2,790,053	$3,248,424
								$458,371	$2,787,035	$3,245,406

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Bank of America N.A.	Government of Japan	100,000	USD	$100,000	1.000%	Quarterly	Jun 2022	$(2,487)	$(720)	$(3,207)
Barclays Capital	Government of Japan	900,000	USD	900,000	1.000%	Quarterly	Jun 2022	(22,609)	(6,256)	(28,865)
	People’s Republic of
Barclays Capital	China	400,000	USD	400,000	1.000%	Quarterly	Jun 2023	(6,971)	(116)	(7,087)
Barclays Capital	Republic of Korea	1,000,000	USD	1,000,000	1.000%	Quarterly	Jun 2023	(23,757)	(5,034)	(28,791)
BNP Paribas SA	Government of Japan	1,800,000	USD	1,800,000	1.000%	Quarterly	Jun 2022	(45,577)	(12,152)	(57,729)
BNP Paribas SA	Republic of Korea	1,700,000	USD	1,700,000	1.000%	Quarterly	Jun 2023	(37,713)	(11,246)	(48,959)
Citibank N.A.	Government of Japan	200,000	USD	200,000	1.000%	Quarterly	Jun 2022	(4,994)	(1,420)	(6,414)
Goldman Sachs
International	Government of Japan	1,100,000	USD	1,100,000	1.000%	Quarterly	Jun 2022	(27,664)	(7,615)	(35,279)
Goldman Sachs	People’s Republic of
International	China	900,000	USD	900,000	1.000%	Quarterly	Jun 2023	(15,877)	(69)	(15,946)
HSBC Bank	Republic of Korea	400,000	USD	400,000	1.000%	Quarterly	Jun 2023	(9,117)	(2,407)	(11,524)
				$8,500,000				$(196,766)	$(47,035)	$(243,801)
Centrally cleared	BASF SE	400,000	EUR	425,980	1.000%	Quarterly	Dec 2020	(5,417)	(3,421)	(8,838)
Centrally cleared	Fortum OYJ	100,000	EUR	106,255	1.000%	Quarterly	Dec 2020	(840)	(1,259)	(2,099)
Centrally cleared	Reynolds American Inc.	1,400,000	USD	1,400,000	1.000%	Quarterly	Dec 2020	(20,944)	(3,933)	(24,877)
Centrally cleared	United Utilities PLC	200,000	EUR	216,950	1.000%	Quarterly	Dec 2020	(1,757)	(1,935)	(3,692)
	iTraxx Europe Series 28
Centrally cleared	Version 1	18,800,000	EUR	23,176,230	1.000%	Quarterly	Dec 2022	(1,121,720)	742,442	(379,278)
	iTraxx Europe Senior
	Financials Series 30
Centrally cleared	Version 1	5,500,000	EUR	6,257,882	1.000%	Quarterly	Dec 2023	11,243	(10,518)	725
	iTraxx Europe Series 30
Centrally cleared	Version 1	4,300,000	EUR	4,894,907	1.000%	Quarterly	Dec 2023	(51,034)	(4,964)	(55,998)
				$36,478,204				$(1,190,469)	$716,412	$(474,057)
				$44,978,204				$(1,387,235)	$669,377	$(717,858)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Bank of America N.A.	Republic of South Africa	2.195%	100,000	USD	$100,000	1.000%	Quarterly	Jun 2023	$(4,838)	$152	$(4,686)
Goldman Sachs International	Republic of South Africa	2.296%	100,000	USD	100,000	1.000%	Quarterly	Dec 2023	(4,996)	(601)	(5,597)
JPMorgan Chase Bank	A.P. Moller - Maersk A/S	0.744%	700,000	EUR	826,035	1.000%	Quarterly	Jun 2022	(2,843)	11,628	8,785
JPMorgan Chase Bank	Republic of South Africa	2.195%	100,000	USD	100,000	1.000%	Quarterly	Jun 2023	(4,787)	101	(4,686)
JPMorgan Chase Bank	Republic of South Africa	2.296%	200,000	USD	200,000	1.000%	Quarterly	Dec 2023	(10,593)	(603)	(11,196)
Nomura Global Financial
Products, Inc.	Republic of South Africa	2.296%	100,000	USD	100,000	1.000%	Quarterly	Dec 2023	(5,315)	(282)	(5,597)
					$1,426,035				$(33,372)	$10,395	$(22,977)

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

Credit default swaps - Seller (continued)

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Centrally cleared	Daimler AG	0.466%	100,000	EUR	$122,630	1.000%	Quarterly	Dec 2020	$1,237	$246	$1,483
Centrally cleared	Exelon Generation Company LLC	0.557%	1,200,000	USD	1,200,000	1.000%	Quarterly	Jun 2022	(22,437)	42,759	20,322
Centrally cleared	Ryder System, Inc.	0.632%	200,000	USD	200,000	1.000%	Quarterly	Jun 2022	2,694	184	2,878
Centrally cleared	CDX.EM.30	2.074%	1,500,000	USD	1,500,000	1.000%	Quarterly	Dec 2023	(65,850)	(2,561)	(68,411)
Centrally cleared	Tesco PLC	1.711%	200,000	EUR	244,660	1.000%	Quarterly	Jun 2025	(6,084)	(3,457)	(9,541)
Centrally cleared	Royal Dutch Shell PLC	0.832%	400,000	EUR	422,140	1.000%	Quarterly	Dec 2026	(9,238)	16,055	6,817
					$3,689,430				$(99,678)	$53,226	$(46,452)
					$5,115,465				$(133,050)	$63,621	$(69,429)

Currency swaps

						Notional		Notional	Unamortized
						amount of		amount of	upfront	Unrealized
			Payment	Maturity		currency		currency	payment	appreciation
Counterparty (OTC)	Receive	Pay	frequency	date		received		delivered	paid	(depreciation)	Value
	Floating rate equal	Floating rate equal
	to 3 Month	to 3 Month USD
	EURIBOR less	LIBOR based on
	0.270% based on	the notional amount
	the notional amount	of the currency
	of the currency	delivered
Citibank N.A.	received		Quarterly	Jun 2019	EUR	14,900,000	USD	17,135,000	—	$(277,753)	$(277,753)
	Floating rate equal	Floating rate equal
	to 3 Month GBP	to 3 Month USD
	LIBOR less 0.055%	LIBOR based on
	based on the	the notional amount
	notional amount of	of the currency
	the currency	delivered
Deutsche Bank AG	received		Quarterly	Oct 2026	GBP	800,000	USD	976,000	$3,639	26,171	29,810
	Floating rate equal	Floating rate equal
	to 3 Month	to 3 Month USD
	EURIBOR less	LIBOR based on
	0.299% based on	the notional amount
	the notional amount	of the currency
	of the currency	delivered
Goldman Sachs International	received		Quarterly	Jun 2019	EUR	8,600,000	USD	9,890,000	49,875	(211,619)	(161,744)
	Floating rate equal	Floating rate equal
	to 3 Month	to 3 Month USD
	EURIBOR less	LIBOR based on
	0.283% based on	the notional amount
	the notional amount	of the currency
	of the currency	delivered
Goldman Sachs International	received		Quarterly	Jun 2019	EUR	9,500,000	USD	10,925,000	5,697	(183,496)	(177,799)
	Floating rate equal	Floating rate equal
	to 3 Month	to 3 Month USD
	EURIBOR less	LIBOR based on
	0.270% based on	the notional amount
	the notional amount	of the currency
	of the currency	delivered
Morgan Stanley Capital Services LLC	received		Quarterly	Jun 2019	EUR	13,000,000	USD	14,950,000	22,452	(264,787)	(242,335)
	Floating rate equal	Floating rate equal
	to 3 Month GBP	to 3 Month USD
	LIBOR less 0.055%	LIBOR based on
	based on the	the notional amount
	notional amount of	of the currency
	the currency	delivered
Royal Bank of Scotland	received		Quarterly	Oct 2026	GBP	1,100,000	USD	1,342,220	32,285	8,484	40,769
									$113,948	$(903,000)	$ (789,052)

Derivatives Currency Abbreviations

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations

BBA	The British Banker’s Association
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
OIS	Overnight Index Swap
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Health Sciences Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.3%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
JAND, Inc., Class A (A)(B)(C)	16,938	$252,376
Financials – 0.0%
Insurance – 0.0%
Trupanion, Inc. (C)	4,100	122,713
Health care – 98.2%
Biotechnology – 32.2%
AbbVie, Inc.	14,944	1,408,771
Abcam PLC	24,110	349,790
Abeona Therapeutics, Inc. (C)	20,025	164,205
AC Immune SA (C)	6,846	76,128
ACADIA Pharmaceuticals, Inc. (C)	55,035	1,048,967
Acceleron Pharma, Inc. (C)	35,117	1,858,743
Acerta Pharma BV, Class B (A)(B)(C)	4,892,850	421,274
Achillion Pharmaceuticals, Inc. (C)	79,331	229,267
Agios Pharmaceuticals, Inc. (C)	13,038	857,900
Aimmune Therapeutics, Inc. (C)	27,187	645,691
Alder Biopharmaceuticals, Inc. (C)	59,694	798,706
Alexion Pharmaceuticals, Inc. (C)	51,528	6,345,673
Alkermes PLC (C)	13,604	495,730
Allakos, Inc. (C)	6,126	360,883
Allogene Therapeutics, Inc. (C)	7,330	229,282
Alnylam Pharmaceuticals, Inc. (C)	13,958	1,132,831
Amarin Corp. PLC, ADR (C)	83,452	1,502,136
Amgen, Inc.	11,260	2,344,895
AnaptysBio, Inc. (C)	4,510	336,356
Apellis Pharmaceuticals, Inc. (C)	7,441	114,145
Aptinyx, Inc. (C)	4,376	97,191
Arcus Biosciences, Inc. (C)	7,113	81,230
Argenx SE, ADR (C)	14,158	1,370,070
Array BioPharma, Inc. (C)	48,366	770,470
Ascendis Pharma A/S, ADR (C)	21,291	1,437,355
Atara Biotherapeutics, Inc. (C)	17,427	696,209
Audentes Therapeutics, Inc. (C)	11,382	278,290
Autolus Therapeutics PLC, ADR (C)	3,788	147,808
Avrobio, Inc. (C)	6,485	173,733
BeiGene, Ltd., ADR (C)	7,528	1,154,118

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Biogen, Inc. (C)	9,667	$3,226,071
BioMarin Pharmaceutical, Inc. (C)	27,000	2,592,810
Bluebird Bio, Inc. (C)	15,406	1,893,243
Blueprint Medicines Corp. (C)	17,443	1,000,705
Cara Therapeutics, Inc. (C)	13,574	246,775
CareDx, Inc. (C)	5,645	165,229
Celgene Corp. (C)	21,668	1,564,863
Corvus Pharmaceuticals, Inc. (C)	12,579	75,222
CRISPR Therapeutics AG (C)	5,500	210,815
CytomX Therapeutics, Inc. (C)	14,001	193,214
Denali Therapeutics, Inc. (C)	8,500	162,945
Dicerna Pharmaceuticals, Inc. (C)	5,900	87,969
Editas Medicine, Inc. (C)	8,038	250,464
Enanta Pharmaceuticals, Inc. (C)	11,224	888,267
Exact Sciences Corp. (C)	20,200	1,575,196
Exelixis, Inc. (C)	18,911	384,082
Fate Therapeutics, Inc. (C)	16,157	248,172
FibroGen, Inc. (C)	17,216	746,486
Five Prime Therapeutics, Inc. (C)	7,463	95,825
Forty Seven, Inc. (C)	5,256	97,656
G1 Therapeutics, Inc. (C)	18,397	703,317
Gilead Sciences, Inc.	27,048	1,945,833
Global Blood Therapeutics, Inc. (C)	13,115	413,647
GlycoMimetics, Inc. (C)	26,683	306,588
Homology Medicines, Inc. (C)	9,081	199,691
ImmunoGen, Inc. (C)	18,000	99,180
Immunomedics, Inc. (C)	100,510	2,019,246
Incyte Corp. (C)	40,853	2,624,805
Insmed, Inc. (C)	45,250	810,428
Ionis Pharmaceuticals, Inc. (C)	7,802	454,779
Iovance Biotherapeutics, Inc. (C)	36,927	357,084
Ironwood Pharmaceuticals, Inc. (C)	31,943	441,452
Krystal Biotech, Inc. (C)	2,814	71,419
Loxo Oncology, Inc. (C)	13,590	1,908,308
MacroGenics, Inc. (C)	13,776	237,085
Madrigal Pharmaceuticals, Inc. (C)	2,601	300,806
Merus NV (C)	5,282	65,550
Minerva Neurosciences, Inc. (C)	19,215	151,991
Mirati Therapeutics, Inc. (C)	5,600	216,104
Momenta Pharmaceuticals, Inc. (C)	10,100	119,584
Myovant Sciences, Ltd. (C)	14,123	260,711
Neurocrine Biosciences, Inc. (C)	46,215	4,079,398
Novavax, Inc. (C)	63,500	131,445
Orchard Therapeutics PLC, ADR (C)	11,838	178,280
PhaseBio Pharmaceuticals, Inc. (C)	12,145	34,613
Principia Biopharma, Inc. (C)	5,995	167,021
ProQR Therapeutics NV (C)	7,300	139,138
Proteostasis Therapeutics, Inc. (C)	18,220	92,375
Prothena Corp. PLC (C)	8,325	99,983
PTC Therapeutics, Inc. (C)	22,410	796,003
Regeneron Pharmaceuticals, Inc. (C)	7,097	2,595,018
REGENXBIO, Inc. (C)	7,400	443,334
Rhythm Pharmaceuticals, Inc. (C)	5,724	169,030
Rocket Pharmaceuticals, Inc. (C)	8,394	135,227
Sage Therapeutics, Inc. (C)	40,566	4,676,854
Sarepta Therapeutics, Inc. (C)	33,153	4,292,319
Scholar Rock Holding Corp. (C)	4,825	117,537
Seattle Genetics, Inc. (C)	25,221	1,578,330
Shire PLC, ADR	7,724	1,356,180
Spark Therapeutics, Inc. (C)	15,558	655,459
TESARO, Inc. (C)	8,674	402,300
Tocagen, Inc. (C)	12,665	163,379
Ultragenyx Pharmaceutical, Inc. (C)	19,015	1,020,535
Vertex Pharmaceuticals, Inc. (C)	57,142	10,330,702
Xencor, Inc. (C)	37,766	1,586,550
Y-mAbs Therapeutics, Inc. (C)	7,006	174,590
Zafgen, Inc. (C)	21,800	109,872
Zai Lab, Ltd., ADR (C)	8,350	164,662
Zeneca, Inc. (B)(C)	33,315	20,489
		92,052,087
Health care equipment and supplies – 20.8%
ABIOMED, Inc. (C)	2,546	847,003
Align Technology, Inc. (C)	6,049	1,390,605
AtriCure, Inc. (C)	14,200	475,558
Becton, Dickinson and Company	51,520	13,021,680
Danaher Corp.	38,269	4,191,986
DexCom, Inc. (C)	7,892	1,022,724
GenMark Diagnostics, Inc. (C)	64,687	337,019
Hologic, Inc. (C)	74,308	3,300,018
ICU Medical, Inc. (C)	6,305	1,516,289
Insulet Corp. (C)	5,100	428,043
Integer Holdings Corp. (C)	2,100	186,018
Intuitive Surgical, Inc. (C)	26,281	13,951,794
Lantheus Holdings, Inc. (C)	18,866	353,738
Neuronetics, Inc. (C)	2,163	38,588
Nevro Corp. (C)	8,900	369,439
Novocure, Ltd. (C)	20,200	693,264
NuVasive, Inc. (C)	7,500	477,675
Penumbra, Inc. (C)	6,034	840,053
Quidel Corp. (C)	18,773	1,141,774
SI-BONE, Inc. (C)	5,497	98,726
Stryker Corp.	39,186	6,875,576
Tandem Diabetes Care, Inc. (C)	3,400	125,188
Teleflex, Inc.	7,843	2,160,119
The Cooper Companies, Inc.	8,546	2,382,881
ViewRay, Inc. (C)	21,806	146,318
West Pharmaceutical Services, Inc.	16,100	1,763,916
Wright Medical Group NV (C)	44,411	1,241,732
		59,377,724
Health care providers and services – 23.2%
Acadia Healthcare Company, Inc. (C)	17,117	581,464
Anthem, Inc.	30,794	8,932,416
Centene Corp. (C)	42,419	6,034,103
Cigna Corp.	38,846	8,677,419
CVS Health Corp.	28,973	2,323,606
DaVita, Inc. (C)	9,510	628,231
Encompass Health Corp.	3,000	225,630
Express Scripts Holding Company (C)	5,400	547,938
Guardant Health, Inc. (C)	5,772	206,234
HCA Healthcare, Inc.	40,475	5,827,995
Humana, Inc.	13,827	4,555,582
Molina Healthcare, Inc. (C)	15,162	2,118,283
UnitedHealth Group, Inc.	77,951	21,932,293
Universal Health Services, Inc., Class B	4,559	629,096
WellCare Health Plans, Inc. (C)	11,939	3,043,012
		66,263,302
Health care technology – 0.5%
HTG Molecular Diagnostics, Inc. (C)	36,015	128,213
Teladoc Health, Inc. (C)	18,400	1,149,080
		1,277,293
Life sciences tools and services – 6.6%
Agilent Technologies, Inc.	73,049	5,285,095
Bruker Corp.	33,163	1,099,022
Illumina, Inc. (C)	6,633	2,238,638
Lonza Group AG (C)	1,170	379,498
Mettler-Toledo International, Inc. (C)	1,685	1,072,772
Quanterix Corp. (C)	17,729	332,241

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Thermo Fisher Scientific, Inc.	33,167	$8,276,825
		18,684,091
Pharmaceuticals – 14.9%
Allergan PLC	12,381	1,938,865
Amneal Pharmaceuticals, Inc. (C)	42,174	746,902
Astellas Pharma, Inc.	28,700	442,261
AstraZeneca PLC, ADR	86,860	3,458,765
Bristol-Myers Squibb Company	28,698	1,534,195
Catalent, Inc. (C)	4,900	194,285
Chugai Pharmaceutical Company, Ltd.	12,300	842,745
Cymabay Therapeutics, Inc. (C)	3,755	33,532
Daiichi Sankyo Company, Ltd.	32,400	1,191,570
Eisai Company, Ltd.	11,100	1,022,147
Elanco Animal Health, Inc. (C)	10,662	356,217
Eli Lilly & Company	45,300	5,374,392
GW Pharmaceuticals PLC, ADR (C)	5,091	626,295
Intra-Cellular Therapies, Inc. (C)	5,500	79,475
Kyowa Hakko Kirin Company, Ltd.	19,400	398,869
Marinus Pharmaceuticals, Inc. (C)	8,200	38,294
Menlo Therapeutics, Inc. (C)	11,000	66,110
Merck & Company, Inc.	68,416	5,428,125
Mylan NV (C)	20,400	690,744
MyoKardia, Inc. (C)	12,359	767,123
Nektar Therapeutics (C)	13,400	541,226
Novartis AG	47,601	4,346,039
Odonate Therapeutics, Inc. (C)	5,591	88,114
Perrigo Company PLC	19,400	1,208,232
Pfizer, Inc.	166,200	7,683,426
Reata Pharmaceuticals, Inc., Class A (C)	4,659	294,216
Roche Holding AG	5,086	1,320,244
TherapeuticsMD, Inc. (C)	47,583	239,342
Theravance Biopharma, Inc. (C)	12,471	344,324
Tricida, Inc. (C)	8,752	261,247
WaVe Life Sciences, Ltd. (C)	5,378	257,339
Zogenix, Inc. (C)	19,900	817,691
		42,632,351
		280,286,848
TOTAL COMMON STOCKS (Cost $234,381,531)		$280,661,937

PREFERRED SECURITIES – 0.7%
Consumer discretionary – 0.2%
Specialty retail – 0.2%
JAND, Inc., Series D (A)(B)(C)	37,822	563,548
Health care – 0.4%
Health care equipment and supplies – 0.4%
Becton, Dickinson and Company,
6.125%	10,563	667,265
Sartorius AG	4,233	539,992
		1,207,257
Information technology – 0.1%
Software – 0.1%
Doximity, Inc. (A)(B)(C)	63,738	298,931
TOTAL PREFERRED SECURITIES (Cost $1,939,293)		$2,069,736

CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Ironwood Pharmaceuticals, Inc.
2.250%, 06/15/2022	$368,000	394,322
TOTAL CONVERTIBLE BONDS (Cost $460,724)		$394,322

RIGHTS – 0.0%
Wright Medical Group NV (Expiration
Date: 1-2-24) (C)(D)	10,400	15,288
TOTAL RIGHTS (Cost $26,000)		$15,288

SHORT-TERM INVESTMENTS – 1.0%
Money market funds – 1.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
2.1426% (E)	2,351,812	2,351,812
T. Rowe Price Government Reserve Fund,
2.2493% (E)	392,619	392,619
		2,744,431
TOTAL SHORT-TERM INVESTMENTS (Cost $2,744,431)		$2,744,431
Total Investments (Health Sciences Fund)
(Cost $239,551,979) – 100.1%		$285,885,714
Other assets and liabilities, net – (0.1%)		(404,077)
TOTAL NET ASSETS – 100.0%		$285,481,637

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 11-30-18.

High Yield Fund

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 1.6%
Argentina – 0.8%
Provincia de Buenos Aires
7.875%, 06/15/2027		$1,370,000	$1,051,457
Republic of Argentina
5.625%, 01/26/2022		490,000	433,405
6.875%, 04/22/2021		230,000	217,005
6.875%, 01/26/2027		670,000	539,692
7.500%, 04/22/2026		680,000	577,327
7.625%, 04/22/2046		250,000	190,378
			3,009,264
Brazil – 0.4%
Federative Republic of Brazil
10.000%, 01/01/2021	BRL	239,000	66,679
10.000%, 01/01/2023		5,202,000	1,443,546
10.000%, 01/01/2027		206,000	56,109
			1,566,334
Ecuador – 0.2%
Republic of Ecuador
7.875%, 01/23/2028 (A)		$880,000	740,696
Indonesia – 0.0%
Republic of Indonesia
8.375%, 03/15/2034	IDR	543,000,000	38,564
Mexico – 0.2%
Government of Mexico
6.500%, 06/09/2022	MXN	17,886,000	817,411
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$7,890,364)			$6,172,269

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS – 84.6%
Communication services – 15.9%
Altice France SA
7.375%, 05/01/2026 (A)		$5,590,000	$5,366,400
Altice Luxembourg SA
7.750%, 05/15/2022 (A)		1,220,000	1,162,050
AMC Entertainment Holdings, Inc.
6.125%, 05/15/2027 (B)		840,000	743,400
Carmike Cinemas, Inc.
6.000%, 06/15/2023 (A)		1,060,000	1,065,300
CCO Holdings LLC
5.125%, 05/01/2023 to 05/01/2027 (A)		3,980,000	3,892,688
5.750%, 02/15/2026 (A)		215,000	215,002
CenturyLink, Inc.
5.625%, 04/01/2025 (B)		420,000	392,700
6.450%, 06/15/2021		990,000	1,012,275
Charter Communications Operating LLC
4.908%, 07/23/2025		1,220,000	1,214,566
6.484%, 10/23/2045		380,000	380,197
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (A)		2,240,000	2,242,800
CSC Holdings LLC
6.625%, 10/15/2025 (A)		1,430,000	1,487,028
10.125%, 01/15/2023 (A)		220,000	238,172
10.875%, 10/15/2025 (A)		1,008,000	1,161,720
DISH DBS Corp.
5.875%, 11/15/2024		1,040,000	886,600
7.750%, 07/01/2026		6,260,000	5,551,838
Intelsat Jackson Holdings SA
5.500%, 08/01/2023		1,480,000	1,306,100
8.000%, 02/15/2024 (A)		1,220,000	1,276,486
Level 3 Financing, Inc.
5.250%, 03/15/2026		880,000	849,640
5.625%, 02/01/2023		430,000	429,785
Lions Gate Capital Holdings LLC
5.875%, 11/01/2024 (A)		2,020,000	2,035,150
Match Group, Inc.
5.000%, 12/15/2027 (A)		730,000	678,900
6.375%, 06/01/2024		710,000	734,140
Meredith Corp.
6.875%, 02/01/2026 (A)		960,000	981,600
Netflix, Inc.
5.875%, 02/15/2025		520,000	530,400
6.375%, 05/15/2029 (A)		1,210,000	1,225,125
Sprint Capital Corp.
8.750%, 03/15/2032		3,040,000	3,302,200
Sprint Communications, Inc.
11.500%, 11/15/2021		1,811,000	2,092,611
Sprint Corp.
7.250%, 09/15/2021		1,000,000	1,042,500
7.625%, 02/15/2025 to 03/01/2026		300,000	307,950
7.875%, 09/15/2023		4,850,000	5,092,500
Telecom Italia SpA
5.303%, 05/30/2024 (A)		2,101,000	1,972,314
The EW Scripps Company
5.125%, 05/15/2025 (A)		590,000	553,125
Time Warner Cable LLC
7.300%, 07/01/2038		1,050,000	1,135,618
T-Mobile USA, Inc.
4.750%, 02/01/2028		1,480,000	1,370,554
6.000%, 04/15/2024		250,000	255,313
6.500%, 01/15/2026		1,730,000	1,794,875
UPC Holding BV
5.500%, 01/15/2028 (A)		1,500,000	1,365,000
UPCB Finance IV, Ltd.
5.375%, 01/15/2025 (A)		590,000	566,034
Virgin Media Secured Finance PLC
5.500%, 08/15/2026 (A)		2,110,000	1,986,671
Windstream Services LLC
10.500%, 06/30/2024 (A)		1,250,000	1,025,000
			60,922,327
Consumer discretionary – 12.7%
American Axle & Manufacturing, Inc.
6.250%, 04/01/2025 (B)		290,000	269,700
6.500%, 04/01/2027		980,000	889,350
Bossier Casino Venture Holdco, Inc.
(0.000% Cash or 14.000% PIK)
14.000%, 02/09/2023 (A)(C)		2,790,815	2,790,815
Boyne USA, Inc.
7.250%, 05/01/2025 (A)		520,000	540,800
Brinker International, Inc.
5.000%, 10/01/2024 (A)		610,000	577,975
Carriage Services, Inc.
6.625%, 06/01/2026 (A)		1,080,000	1,067,850
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022		1,700,000	1,744,625
Century Communities, Inc.
5.875%, 07/15/2025		2,040,000	1,838,550
Delphi Technologies PLC
5.000%, 10/01/2025 (A)		730,000	632,363
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 02/15/2023 (A)		810,000	818,100
ESH Hospitality, Inc.
5.250%, 05/01/2025 (A)		750,000	717,188
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (A)(D)		2,983,778	298
frontdoor, Inc.
6.750%, 08/15/2026 (A)		780,000	751,725
Golden Nugget, Inc.
8.750%, 10/01/2025 (A)		1,470,000	1,477,350
Hanesbrands, Inc.
4.625%, 05/15/2024 (A)		970,000	933,625
4.875%, 05/15/2026 (A)		800,000	752,000
Hilton Worldwide Finance LLC
4.625%, 04/01/2025		240,000	231,600
4.875%, 04/01/2027		1,020,000	972,825
IHO Verwaltungs GmbH (4.125% Cash
or 4.875% PIK) 4.125%,
09/15/2021 (A)		290,000	279,850
International Game Technology PLC
6.500%, 02/15/2025 (A)		700,000	714,210
Jaguar Land Rover Automotive PLC
4.500%, 10/01/2027 (A)(B)		750,000	553,125
JB Poindexter & Company, Inc.
7.125%, 04/15/2026 (A)		1,080,000	1,028,700
L Brands, Inc.
5.250%, 02/01/2028		1,580,000	1,393,860
Lennar Corp.
4.500%, 04/30/2024		600,000	574,500
4.750%, 11/29/2027		1,470,000	1,352,400
Levi Strauss & Company
5.000%, 05/01/2025		1,260,000	1,253,700
LGI Homes, Inc.
6.875%, 07/15/2026 (A)		610,000	551,288
Marston’s Issuer PLC (5.641% to
7-15-19, then 3 month GBP LIBOR +
2.550%) 07/15/2035	GBP	380,000	399,892
MGM Growth Properties Operating
Partnership LP
4.500%, 09/01/2026		$740,000	682,221

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
MGM Resorts International
4.625%, 09/01/2026	$1,380,000	$1,254,075
Monitronics International, Inc.
9.125%, 04/01/2020 (B)	110,000	68,750
Murphy Oil USA, Inc.
5.625%, 05/01/2027	980,000	952,438
NCL Corp., Ltd.
4.750%, 12/15/2021 (A)	1,259,000	1,262,148
New Red Finance, Inc.
4.250%, 05/15/2024 (A)	570,000	539,363
5.000%, 10/15/2025 (A)	840,000	791,700
Party City Holdings, Inc.
6.625%, 08/01/2026 (A)(B)	980,000	945,896
Scientific Games International, Inc.
5.000%, 10/15/2025 (A)	910,000	851,897
10.000%, 12/01/2022	2,250,000	2,335,500
Service Corp. International
4.625%, 12/15/2027	1,720,000	1,603,900
5.375%, 05/15/2024	440,000	442,200
Silversea Cruise Finance, Ltd.
7.250%, 02/01/2025 (A)	1,382,000	1,482,195
Speedway Motorsports, Inc.
5.125%, 02/01/2023	1,000,000	980,000
Sugarhouse HSP Gaming Prop Mezz LP
5.875%, 05/15/2025 (A)	530,000	495,550
Taylor Morrison Communities, Inc.
5.875%, 04/15/2023 (A)	970,000	949,388
The ServiceMaster Company LLC
5.125%, 11/15/2024 (A)	930,000	895,125
TopBuild Corp.
5.625%, 05/01/2026 (A)	1,400,000	1,298,500
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	1,590,000	1,494,600
VOC Escrow, Ltd.
5.000%, 02/15/2028 (A)	1,520,000	1,406,000
Weight Watchers International, Inc.
8.625%, 12/01/2025 (A)	960,000	998,400
William Lyon Homes, Inc.
5.875%, 01/31/2025	820,000	699,050
6.000%, 09/01/2023	890,000	816,575
		48,353,735
Consumer staples – 2.3%
Central Garden & Pet Company
5.125%, 02/01/2028	640,000	579,200
6.125%, 11/15/2023	450,000	456,930
Cott Holdings, Inc.
5.500%, 04/01/2025 (A)	1,000,000	965,000
Kraft Heinz Foods Company
7.125%, 08/01/2039 (A)	670,000	770,832
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (A)	170,000	164,050
4.875%, 11/01/2026 (A)	1,760,000	1,714,240
Pilgrim’s Pride Corp.
5.875%, 09/30/2027 (A)	700,000	661,500
Pyxus International, Inc.
8.500%, 04/15/2021 (A)	560,000	553,000
9.875%, 07/15/2021	170,000	143,650
Sally Holdings LLC
5.625%, 12/01/2025	1,140,000	1,094,400
Spectrum Brands, Inc.
5.750%, 07/15/2025	830,000	785,388
6.125%, 12/15/2024	770,000	743,050
		8,631,240
Energy – 15.2%
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)	1,340,000	1,326,600
6.625%, 07/15/2026 (A)	1,160,000	1,142,600
Carrizo Oil & Gas, Inc.
8.250%, 07/15/2025	1,710,000	1,739,925
Centennial Resource Production LLC
5.375%, 01/15/2026 (A)	730,000	684,375
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025	1,400,000	1,442,000
Chesapeake Energy Corp.
5.375%, 06/15/2021	460,000	439,300
8.000%, 01/15/2025	400,000	385,000
8.000%, 06/15/2027 (B)	1,450,000	1,377,500
Covey Park Energy LLC
7.500%, 05/15/2025 (A)	1,510,000	1,419,400
DCP Midstream Operating LP
6.750%, 09/15/2037 (A)	1,000,000	1,007,500
Diamondback Energy, Inc.
4.750%, 11/01/2024 (A)	990,000	960,300
5.375%, 05/31/2025	1,210,000	1,196,388
Endeavor Energy Resources LP
5.500%, 01/30/2026 (A)	850,000	873,375
5.750%, 01/30/2028 (A)	590,000	604,750
EP Energy LLC
6.375%, 06/15/2023 (B)	1,790,000	787,600
8.000%, 02/15/2025 (A)(B)	1,110,000	555,000
9.375%, 05/01/2024 (A)	1,210,000	665,500
Extraction Oil & Gas, Inc.
5.625%, 02/01/2026 (A)	2,180,000	1,700,400
7.375%, 05/15/2024 (A)	1,140,000	1,003,200
Genesis Energy LP
5.625%, 06/15/2024	1,760,000	1,548,800
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (A)	1,260,000	1,026,900
9.875%, 04/01/2022 (A)	450,000	369,000
MEG Energy Corp.
6.375%, 01/30/2023 (A)	1,140,000	1,063,050
6.500%, 01/15/2025 (A)	79,000	80,580
7.000%, 03/31/2024 (A)	2,011,000	1,882,799
Murray Energy Corp. (9.000% Cash and
3.000% PIK) 12.000%,
04/15/2024 (A)(B)	413,621	245,587
NGL Energy Partners LP
5.125%, 07/15/2019	540,000	538,650
7.500%, 11/01/2023	1,820,000	1,776,320
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)	700,000	689,500
4.875%, 08/15/2027 (A)	450,000	429,750
7.768%, 12/15/2037 (A)	1,060,000	1,219,000
Northern Oil and Gas, Inc. (8.500%
Cash and 1.000% PIK) 9.500%,
05/15/2023 (A)	2,110,000	2,078,350
Oasis Petroleum, Inc.
6.250%, 05/01/2026 (A)	1,680,000	1,554,000
6.875%, 03/15/2022	871,000	860,113
Petrobras Global Finance BV
6.850%, 06/05/2115	920,000	810,750
7.375%, 01/17/2027	480,000	496,368
Precision Drilling Corp.
7.125%, 01/15/2026 (A)	1,280,000	1,187,200
Range Resources Corp.
5.000%, 03/15/2023	600,000	565,875
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	1,600,000	1,704,000
7.500%, 07/15/2038 (A)	1,100,000	1,254,000

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
SemGroup Corp.
5.625%, 11/15/2023		$1,560,000	$1,450,800
Shelf Drilling Holdings, Ltd.
8.250%, 02/15/2025 (A)		1,720,000	1,612,500
Targa Resources Partners LP
4.250%, 11/15/2023		1,060,000	1,005,675
5.125%, 02/01/2025		10,000	9,650
5.875%, 04/15/2026 (A)		2,490,000	2,477,550
Teine Energy, Ltd.
6.875%, 09/30/2022 (A)		1,190,000	1,172,150
The Williams Companies, Inc.
7.500%, 01/15/2031		1,040,000	1,210,640
8.750%, 03/15/2032		70,000	89,734
Transocean Guardian, Ltd.
5.875%, 01/15/2024 (A)		770,000	750,750
Transocean Pontus, Ltd.
6.125%, 08/01/2025 (A)		1,060,000	1,033,500
Transocean, Inc.
6.800%, 03/15/2038		770,000	550,550
7.250%, 11/01/2025 (A)		870,000	804,750
7.500%, 01/15/2026 (A)		350,000	325,500
Trinidad Drilling, Ltd.
6.625%, 02/15/2025 (A)		1,870,000	1,889,635
Vesta Energy Corp.
8.125%, 07/24/2023 (A)	CAD	920,000	650,886
WPX Energy, Inc.
5.750%, 06/01/2026		$430,000	412,800
6.000%, 01/15/2022		210,000	210,788
8.250%, 08/01/2023		1,570,000	1,715,225
			58,064,388
Financials – 7.1%
Ally Financial, Inc.
3.500%, 01/27/2019		550,000	549,725
8.000%, 11/01/2031		480,000	560,496
ASP AMC Merger Sub, Inc.
8.000%, 05/15/2025 (A)		2,160,000	1,366,200
Banco Mercantil del Norte SA (6.875%
to 7-6-22, then 5 Year CMT +
5.035%) 07/06/2022 (A)(E)		200,000	187,424
Bank of America Corp. (5.875% to
3-15-28, then 3 month LIBOR +
2.931%) 03/15/2028 (E)		680,000	649,400
Bank of America Corp. (6.500% to
10-23-24, then 3 month LIBOR +
4.174%) 10/23/2024 (E)		570,000	595,650
Barclays Bank PLC
7.625%, 11/21/2022		200,000	209,750
Barclays PLC
4.836%, 05/09/2028		200,000	180,509
Barclays PLC (8.000% to 12-15-20, then
5 Year Euro Swap Rate + 6.750%)
12/15/2020 (E)	EUR	980,000	1,180,495
BNP Paribas SA (7.375% to 8-19-25,
then 5 Year U.S. Swap Rate +
5.150%) 08/19/2025 (A)(E)		$550,000	549,313
CIT Group, Inc.
5.250%, 03/07/2025		270,000	271,296
Citigroup, Inc. (5.950% to 5-15-25, then
3 month LIBOR + 3.905%)
05/15/2025 (E)		920,000	883,200
Citigroup, Inc. (6.300% to 5-15-24, then
3 month LIBOR + 3.423%)
05/15/2024 (E)		2,090,000	2,027,300
Cooperatieve Rabobank UA
5.250%, 08/04/2045		330,000	332,013
Credit Agricole SA (8.125% to 12-23-25,
then 5 Year U.S. Swap Rate +
6.185%) 12/23/2025 (A)(E)		1,000,000	1,040,105
Credit Suisse Group AG (7.250% to
9-12-25, then 5 Year U.S. Swap Rate
+ 4.332%) 09/12/2025 (A)(E)		200,000	190,000
Credit Suisse Group AG (7.500% to
7-17-23, then 5 Year U.S. Swap Rate
+ 4.600%) 07/17/2023 (A)(E)		210,000	206,588
DAE Funding LLC
4.500%, 08/01/2022 (A)		10,000	9,575
5.750%, 11/15/2023 (A)		2,240,000	2,200,800
Donnelley Financial Solutions, Inc.
8.250%, 10/15/2024		1,000,000	1,008,750
Fidelity & Guaranty Life Holdings, Inc.
5.500%, 05/01/2025 (A)		780,000	764,400
FirstCash, Inc.
5.375%, 06/01/2024 (A)		1,040,000	1,021,800
HSBC Holdings PLC (6.375% to
3-30-25, then 5 Year U.S. ISDAFIX +
4.368%) 03/30/2025 (E)		1,030,000	983,650
HSBC Holdings PLC (6.375% to
9-17-24, then 5 Year U.S. ISDAFIX +
3.705%) 09/17/2024 (E)		680,000	647,442
HSBC Holdings PLC (6.500% to
3-23-28, then 5 Year U.S. ISDAFIX +
3.606%) 03/23/2028 (E)		1,440,000	1,322,107
Intesa Sanpaolo SpA
5.017%, 06/26/2024 (A)		200,000	175,463
NatWest Markets NV
7.750%, 05/15/2023		820,000	900,519
Navient Corp.
5.875%, 10/25/2024		430,000	385,925
6.750%, 06/25/2025 to 06/15/2026		1,620,000	1,481,850
8.000%, 03/25/2020		1,000,000	1,032,500
Quicken Loans, Inc.
5.250%, 01/15/2028 (A)		2,630,000	2,340,700
5.750%, 05/01/2025 (A)		480,000	454,800
Radian Group, Inc.
4.500%, 10/01/2024		390,000	368,550
The Royal Bank of Scotland Group PLC
(8.625% to 8-15-21, then 5 Year
U.S. Swap Rate + 7.598%)
08/15/2021 (E)		870,000	896,100
			26,974,395
Health care – 8.9%
Air Medical Group Holdings, Inc.
6.375%, 05/15/2023 (A)		530,000	439,900
Bausch Health Companies, Inc.
5.500%, 03/01/2023 to 11/01/2025 (A)		2,300,000	2,233,750
5.625%, 12/01/2021 (A)		390,000	389,513
6.125%, 04/15/2025 (A)		1,180,000	1,107,666
7.000%, 03/15/2024 (A)		1,590,000	1,663,538
9.000%, 12/15/2025 (A)		690,000	727,950
BioScrip, Inc.
8.875%, 02/15/2021 (B)		1,601,000	1,512,945
Centene Corp.
5.375%, 06/01/2026 (A)		1,450,000	1,459,063
6.125%, 02/15/2024		330,000	343,167
DaVita, Inc.
5.000%, 05/01/2025		150,000	141,000
5.125%, 07/15/2024		1,550,000	1,491,875
Endo Finance LLC
5.375%, 01/15/2023 (A)		565,000	464,713
6.000%, 02/01/2025 (A)		630,000	496,717

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Endo Finance LLC (continued)
7.250%, 01/15/2022 (A)	$580,000	$543,025
HCA, Inc.
4.500%, 02/15/2027	1,440,000	1,381,500
5.500%, 06/15/2047	2,740,000	2,637,250
5.625%, 09/01/2028	3,870,000	3,807,113
HLF Financing Sarl LLC
7.250%, 08/15/2026 (A)	900,000	906,750
Immucor, Inc.
11.125%, 02/15/2022 (A)	230,000	234,600
Jaguar Holding Company II
6.375%, 08/01/2023 (A)	1,104,000	1,090,200
NVA Holdings, Inc.
6.875%, 04/01/2026 (A)	1,610,000	1,535,538
RegionalCare Hospital Partners
Holdings, Inc.
8.250%, 05/01/2023 (A)	1,160,000	1,213,650
Tenet Healthcare Corp.
4.375%, 10/01/2021	390,000	383,175
7.500%, 01/01/2022 (A)	1,820,000	1,888,250
8.125%, 04/01/2022	3,380,000	3,502,525
Teva Pharmaceutical Finance
Netherlands III BV
2.200%, 07/21/2021	1,080,000	1,002,793
2.800%, 07/21/2023	410,000	359,426
Valeant Pharmaceuticals International
8.500%, 01/31/2027 (A)	580,000	600,300
9.250%, 04/01/2026 (A)	600,000	638,814
		34,196,706
Industrials – 8.0%
Ahern Rentals, Inc.
7.375%, 05/15/2023 (A)	770,000	689,150
Allison Transmission, Inc.
4.750%, 10/01/2027 (A)	300,000	270,000
5.000%, 10/01/2024 (A)	1,600,000	1,538,000
Avolon Holdings Funding, Ltd.
5.125%, 10/01/2023 (A)	1,620,000	1,613,925
BBA US Holdings, Inc.
5.375%, 05/01/2026 (A)	1,190,000	1,151,325
Beacon Roofing Supply, Inc.
4.875%, 11/01/2025 (A)	1,450,000	1,315,875
BWX Technologies, Inc.
5.375%, 07/15/2026 (A)	800,000	776,000
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (A)	930,000	920,700
Continental Airlines 2000-1 Class B Pass
Through Trust
8.388%, 05/01/2022	143	152
Covanta Holding Corp.
5.875%, 07/01/2025	1,100,000	1,035,375
Flexi-Van Leasing, Inc.
10.000%, 02/15/2023 (A)	1,060,000	871,850
GFL Environmental, Inc.
5.375%, 03/01/2023 (A)	710,000	649,650
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (A)	2,180,000	1,711,300
Neovia Logistics Services LLC
8.875%, 08/01/2020 (A)	1,750,000	1,513,750
Park Aerospace Holdings, Ltd.
4.500%, 03/15/2023 (A)	1,350,000	1,312,875
5.250%, 08/15/2022 (A)	800,000	800,000
Park-Ohio Industries, Inc.
6.625%, 04/15/2027	828,000	817,391
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (A)	1,184,000	1,255,040
Resideo Funding, Inc.
6.125%, 11/01/2026 (A)	600,000	597,750
Standard Industries, Inc.
4.750%, 01/15/2028 (A)	1,350,000	1,181,250
5.375%, 11/15/2024 (A)	360,000	342,000
The ADT Security Corp.
4.125%, 06/15/2023	510,000	475,575
6.250%, 10/15/2021	660,000	682,275
The Brink’s Company
4.625%, 10/15/2027 (A)	990,000	910,800
The Hertz Corp.
5.875%, 10/15/2020	190,000	187,198
United Rentals North America, Inc.
4.625%, 10/15/2025	280,000	259,266
4.875%, 01/15/2028	1,310,000	1,181,456
5.500%, 07/15/2025 to 05/15/2027	1,840,000	1,772,438
6.500%, 12/15/2026	280,000	281,050
Waste Pro USA, Inc.
5.500%, 02/15/2026 (A)	880,000	809,600
XPO CNW, Inc.
6.700%, 05/01/2034	1,450,000	1,446,375
XPO Logistics, Inc.
6.125%, 09/01/2023 (A)	1,400,000	1,408,750
6.500%, 06/15/2022 (A)	635,000	646,113
		30,424,254
Information technology – 2.4%
Alliance Data Systems Corp.
5.375%, 08/01/2022 (A)	1,720,000	1,711,400
CDK Global, Inc.
4.875%, 06/01/2027	490,000	456,925
5.875%, 06/15/2026	1,230,000	1,223,850
CommScope Technologies LLC
5.000%, 03/15/2027 (A)	830,000	683,713
Dell International LLC
5.875%, 06/15/2021 (A)	500,000	507,018
7.125%, 06/15/2024 (A)	750,000	786,094
First Data Corp.
5.000%, 01/15/2024 (A)	1,000,000	986,200
7.000%, 12/01/2023 (A)	10,000	10,350
j2 Cloud Services LLC
6.000%, 07/15/2025 (A)	1,110,000	1,110,000
Travelport Corporate Finance PLC
6.000%, 03/15/2026 (A)	842,000	831,475
Vantiv LLC
4.375%, 11/15/2025 (A)	830,000	772,938
		9,079,963
Materials – 8.7%
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	1,190,000	1,160,250
6.750%, 09/30/2024 (A)	690,000	712,425
7.000%, 09/30/2026 (A)	1,530,000	1,587,375
ARD Securities Finance SARL (8.750%
Cash or 8.750% PIK) 8.750%,
01/31/2023 (A)	575,131	480,953
Ardagh Packaging Finance PLC
6.000%, 02/15/2025 (A)	1,670,000	1,555,188
7.250%, 05/15/2024 (A)	270,000	272,700
Berry Global, Inc.
4.500%, 02/15/2026 (A)	910,000	855,400
BHP Billiton Finance USA, Ltd.
(6.750% to 10-20-25, then 5 Year
U.S. Swap Rate + 5.093%)
10/19/2075 (A)	660,000	699,600
First Quantum Minerals, Ltd.
6.500%, 03/01/2024 (A)	400,000	351,500

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
First Quantum Minerals, Ltd. (continued)
6.875%, 03/01/2026 (A)	$650,000	$557,375
7.250%, 04/01/2023 (A)	1,400,000	1,296,750
7.500%, 04/01/2025 (A)	1,030,000	927,000
Flex Acquisition Company, Inc.
7.875%, 07/15/2026 (A)	1,190,000	1,121,575
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	1,090,000	1,036,863
4.550%, 11/14/2024	710,000	659,413
5.450%, 03/15/2043	4,000,000	3,270,000
FXI Holdings, Inc.
7.875%, 11/01/2024 (A)	1,130,000	1,009,938
Hudbay Minerals, Inc.
7.625%, 01/15/2025 (A)	2,520,000	2,501,100
Mercer International, Inc.
5.500%, 01/15/2026	750,000	682,500
6.500%, 02/01/2024	1,450,000	1,442,750
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (A)(D)	1,953,148	2,517
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)	660,000	653,400
Olin Corp.
5.000%, 02/01/2030	830,000	738,700
Pactiv LLC
7.950%, 12/15/2025	1,710,000	1,718,550
8.375%, 04/15/2027	1,360,000	1,387,200
Schweitzer-Mauduit International, Inc.
6.875%, 10/01/2026 (A)	840,000	825,300
Summit Materials LLC
5.125%, 06/01/2025 (A)	580,000	526,350
Teck Resources, Ltd.
4.750%, 01/15/2022	1,020,000	1,022,550
5.200%, 03/01/2042	1,440,000	1,269,158
U.S. Concrete, Inc.
6.375%, 06/01/2024	600,000	568,500
Valvoline, Inc.
4.375%, 08/15/2025	980,000	902,825
5.500%, 07/15/2024	1,300,000	1,290,250
		33,085,955
Real estate – 3.0%
CoreCivic, Inc.
4.625%, 05/01/2023	270,000	250,088
4.750%, 10/15/2027	1,170,000	988,650
5.000%, 10/15/2022	870,000	829,219
CTR Partnership LP
5.250%, 06/01/2025	660,000	638,550
Five Point Operating Company LP
7.875%, 11/15/2025 (A)	2,010,000	1,977,338
Hunt Companies, Inc.
6.250%, 02/15/2026 (A)	1,170,000	1,055,925
MPT Operating Partnership LP
5.000%, 10/15/2027	2,330,000	2,213,500
5.500%, 05/01/2024	160,000	160,800
Sabra Health Care LP
5.125%, 08/15/2026	580,000	550,517
The GEO Group, Inc.
5.125%, 04/01/2023	380,000	342,950
5.875%, 10/15/2024	1,170,000	1,053,000
Uniti Group LP
6.000%, 04/15/2023 (A)	350,000	333,375
WeWork Companies, Inc.
7.875%, 05/01/2025 (A)(B)	1,130,000	1,056,550
		11,450,462
Utilities – 0.4%
NRG Energy, Inc.
7.250%, 05/15/2026	70,000	74,025
Red Oak Power LLC
9.200%, 11/30/2029	720,000	813,600
Suburban Propane Partners LP
5.875%, 03/01/2027	920,000	832,600
		1,720,225
TOTAL CORPORATE BONDS (Cost
$341,288,827)		$322,903,650

CONVERTIBLE BONDS – 1.5%
Communication services – 1.1%
DISH Network Corp.
2.375%, 03/15/2024	830,000	689,894
3.375%, 08/15/2026	220,000	193,138
GCI Liberty, Inc.
1.750%, 09/30/2046 (A)	200,000	210,744
Liberty Interactive LLC
1.750%, 09/30/2046 (A)	330,000	366,985
Liberty Media Corp.
2.125%, 03/31/2048 (A)	1,050,000	1,006,066
2.250%, 12/01/2048 (A)	660,000	683,438
Live Nation Entertainment, Inc.
2.500%, 03/15/2023 (A)	50,000	53,382
Twitter, Inc.
1.000%, 09/15/2021	920,000	842,637
		4,046,284
Energy – 0.2%
Cheniere Energy, Inc.
4.250%, 03/15/2045	260,000	194,085
Chesapeake Energy Corp.
5.500%, 09/15/2026	530,000	458,691
		652,776
Health care – 0.1%
Jazz Investments I, Ltd.
1.500%, 08/15/2024	320,000	309,987
Industrials – 0.1%
FTI Consulting, Inc.
2.000%, 08/15/2023 (A)	530,000	507,051
Information technology – 0.0%
Western Digital Corp.
1.500%, 02/01/2024 (A)	230,000	191,067
TOTAL CONVERTIBLE BONDS (Cost
$6,048,907)		$5,707,165

TERM LOANS (F) – 3.2%
Communication services – 0.3%
American Media, Inc., Bridge Term Loan
(3 month LIBOR + 8.000%) 10.386%,
09/30/2019 (C)	1,140,000	1,117,913
Consumer discretionary – 0.8%
CWGS Group LLC, 2016 Term Loan (1
month LIBOR + 2.750%) 5.064%,
11/08/2023	1,282,138	1,182,772
PetSmart, Inc., Term Loan B2 (1 month
LIBOR + 3.000%) 5.320%,
03/11/2022	1,900,567	1,585,681
Spencer Gifts LLC, 2nd Lien Term Loan
(1 month LIBOR + 8.250%) 10.560%,
06/29/2022	260,000	203,450

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (F) (continued)
Consumer discretionary (continued)
TOMS Shoes LLC, Term Loan B (1
month LIBOR + 5.500%) 7.840%,
10/28/2020	$409,523	$319,428
		3,291,331
Energy – 0.8%
Eastern Power LLC, Term Loan B (1
month LIBOR + 3.750%) 6.095%,
10/02/2023	796,128	788,668
Murray Energy Corp., 2018 Term Loan
B2 (3 month LIBOR + 7.250%)
9.777%, 10/17/2022	813,375	706,823
Permian Production Partners LLC, Term
Loan (1 month LIBOR + 6.000%)
8.310%, 05/18/2024	839,375	828,883
Temple Generation I LLC, 2nd Lien
Term Loan (1 month LIBOR +
8.000%) 10.307%, 02/07/2023	585,784	586,270
		2,910,644
Health care – 1.0%
Immucor, Inc., Extended Term Loan B (3
month LIBOR + 5.000%) 7.386%,
06/15/2021	835,966	838,055
Lantheus Medical Imaging, Inc., 2017
1st Lien Term Loan (1 month LIBOR
+ 3.750%) 6.095%, 06/30/2022	1,024,400	1,020,559
Radnet Management, Inc., Reprice Term
Loan (Prime Rate + 2.750% and 3
month LIBOR + 3.750%) 6.215%,
06/30/2023	1,598,961	1,593,637
RegionalCare Hospital Partners
Holdings, Inc., 2018 Term Loan B
11/16/2025 TBD (G)	550,000	540,205
		3,992,456
Industrials – 0.3%
Pisces Midco, Inc., 2018 Term Loan (3
month LIBOR + 3.750%) 6.175%,
04/12/2025	1,117,200	1,092,063
TOTAL TERM LOANS (Cost $12,903,954)		$12,404,407

ASSET BACKED SECURITIES – 3.3%
BlueMountain CLO, Ltd.
Series 2012-2A, Class ER2 (3 month
LIBOR + 5.750%)
8.395%, 11/20/2028 (A)(H)	1,000,000	994,668
Bowman Park CLO, Ltd.
Series 2014-1A, Class D1R (3 month
LIBOR + 3.350%)
6.027%, 11/23/2025 (A)(H)	1,500,000	1,499,235
Cumberland Park CLO, Ltd.
Series 2015-2A, Class DR (3 month
LIBOR + 2.700%)
5.169%, 07/20/2028 (A)(H)	1,000,000	994,587
Greenwood Park CLO, Ltd.
Series 2018-1A, Class E (3 month
LIBOR + 4.950%)
7.386%, 04/15/2031 (A)(H)	1,000,000	918,706
LCM, Ltd. Partnership
Series 2022-A, Class DR (3 month
LIBOR + 5.500%)
8.002%, 10/20/2028 (A)(H)	1,200,000	1,181,912
Madison Park Funding, Ltd.
Series 2014-13A, Class DR2 (3 month
LIBOR + 2.850%)
5.300%, 04/19/2030 (A)(H)	1,000,000	999,722
OZLM, Ltd.
Series 2014-7RA, Class DR (3 month
LIBOR + 6.110%)
8.559%, 07/17/2029 (A)(H)	1,000,000	976,638
Series 2015-11A, Class CR (3 month
LIBOR + 3.600%)
6.120%, 10/30/2030 (A)(H)	1,000,000	1,001,738
Sound Point CLO, Ltd.
Series 2013-2RA, Class D (3 month
LIBOR + 2.950%)
5.386%, 04/15/2029 (A)(H)	1,260,000	1,245,317
TCI-Symphony CLO, Ltd.
Series 2016-1A, Class DR (3 month
LIBOR + 3.000%)
5.436%, 10/13/2029 (A)(H)	850,000	844,625
Series 2016-1A, Class ER (3 month
LIBOR + 5.500%)
7.936%, 10/13/2029 (A)(H)	800,000	778,856
Voya CLO, Ltd.
Series 2017-1A, Class C (3 month
LIBOR + 3.330%)
5.779%, 04/17/2030 (A)(H)	1,000,000	996,763
TOTAL ASSET BACKED SECURITIES (Cost
$12,555,028)		$12,432,767

COMMON STOCKS – 3.3%
Communication services – 0.2%
New Cotai, Inc., Class B (C)(I)(J)	11	583,828
Consumer discretionary – 0.6%
Bossier Casino Venture
Holdco, Inc. (A)(C)(J)	163,507	2,246,586
Energy – 2.5%
Berry Petroleum Corp.	416,915	5,051,426
Blue Ridge Mountain Resources, Inc. (J)	225,352	1,070,422
Hercules Offshore, Inc. (C)(J)	120,022	80,273
KCAD Holdings I, Ltd. (C)(J)	752,218,031	2,181,432
MWO Holdings LLC (C)(J)	1,134	66,883
Temple Generation I LLC (J)	40,418	909,405
		9,359,841
Industrials – 0.0%
Tricer Holdco SCA (C)(J)	79,355	122,207
TOTAL COMMON STOCKS (Cost $26,019,673)		$12,312,462

PREFERRED SECURITIES – 0.8%
Financials – 0.7%
B. Riley Financial, Inc., 6.875%	16,425	411,282
GMAC Capital Trust I (3 month LIBOR
+ 5.785%), 8.401% (H)	90,100	2,297,550
		2,708,832
Industrials – 0.1%
Tricer Holdco SCA (C)(J)	38,088,315	380,883
TOTAL PREFERRED SECURITIES (Cost $5,290,324)		$3,089,715

ESCROW CERTIFICATES – 0.0%
Magellan Health, Inc.
9.750%, 05/15/2020 (C)(J)	4,380,000	1,134
TOTAL ESCROW CERTIFICATES (Cost $0)		$1,134

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS – 0.0%
Puts – 0.0%
Over the Counter Option on SPDR S&P
Oil & Gas Exploration & Production
ETF (Expiration Date: 1-18-19; Strike
Price: $34.00; Counterparty: Citigroup
Global Markets, Inc.) (J)(K)	28,200	$70,656
TOTAL PURCHASED OPTIONS (Cost $50,196)		$70,656

SECURITIES LENDING COLLATERAL – 2.3%
John Hancock Collateral Trust,
2.3749% (L)(M)	871,541	8,717,675
TOTAL SECURITIES LENDING COLLATERAL (Cost
$8,719,779)		$8,717,675

SHORT-TERM INVESTMENTS – 0.3%
Money market funds – 0.3%
State Street Institutional Treasury Plus
Money Market Fund, Premier Class,
2.1578% (L)	1,304,101	1,304,101
TOTAL SHORT-TERM INVESTMENTS (Cost $1,304,101)		$1,304,101
Total Investments (High Yield Fund)
(Cost $422,071,153) – 100.9%		$385,116,001
Other assets and liabilities, net – (0.9%)		(3,307,845)
TOTAL NET ASSETS – 100.0%		$381,808,156

Currency Abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
MXN	Mexican Peso

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $198,151,810 or 51.9% of the fund’s net assets as of 11-30-18.
(B)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $8,327,382.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing - Issuer is in default.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(J)	Non-income producing security.
(K)	For this type of option, notional amounts are equivalent to number of contracts.
(L)	The rate shown is the annualized seven-day yield as of 11-30-18.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
5-Year U.S. Treasury Note Futures	177	Long	Mar 2019	$19,970,726	$19,994,086	$23,360
U.S. Treasury Long Bond Futures	16	Short	Mar 2019	(2,230,300)	(2,238,500)	(8,200)
						$15,160

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
EUR	947,468	USD	1,081,748	BNP Paribas SA	1/18/2019	—	($4,380)
GBP	2,100,000	USD	2,690,709	BNP Paribas SA	1/18/2019	—	(7,614)
MXN	3,526,523	USD	183,353	BNP Paribas SA	1/18/2019	—	(11,275)
USD	677,752	CAD	880,827	BNP Paribas SA	1/18/2019	$13,991	—
USD	2,360,322	EUR	2,047,211	JPMorgan Chase Bank N.A.	1/18/2019	32,434	—
USD	2,459,287	GBP	1,852,333	BNP Paribas SA	1/18/2019	92,627	—
						$139,052	($23,269)

Derivatives Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

International Growth Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.7%
Australia - 3.4%
Amcor, Ltd.	1,093,289	$10,753,610
Brambles, Ltd.	1,196,956	9,020,923
CSL, Ltd.	35,885	4,678,187
		24,452,720
Brazil - 4.0%
B3 SA - Brasil Bolsa Balcao	1,888,940	13,775,426
Banco Bradesco SA, ADR	1,228,493	12,235,790
Kroton Educacional SA	808,523	2,196,294
		28,207,510
Canada - 9.5%
Canadian National Railway Company	135,579	11,649,192
CGI Group, Inc., Class A (A)	366,166	23,425,364
Great-West Lifeco, Inc.	168,487	3,863,921
Nutrien, Ltd.	187,325	9,649,285
PrairieSky Royalty, Ltd.	628,071	8,584,480
Suncor Energy, Inc.	325,640	10,499,693
		67,671,935
China - 6.6%
Alibaba Group Holding, Ltd., ADR (A)	52,372	8,424,558
Baidu, Inc., ADR (A)	49,905	9,396,113
Henan Shuanghui Investment &
Development Company, Ltd., Class A	2,443,348	8,074,054
Kweichow Moutai Company, Ltd.,
Class A	130,723	10,684,842
Wuliangye Yibin Company, Ltd., Class A	667,606	5,075,346
Yum China Holdings, Inc.	153,761	5,509,257
		47,164,170
Denmark - 1.4%
Carlsberg A/S, Class B	89,184	9,890,056
France - 8.1%
EssilorLuxottica SA	67,247	8,502,458
Pernod Ricard SA	65,624	10,490,959
Schneider Electric SE	199,129	14,514,699
Vinci SA	164,360	14,342,091
Vivendi SA	381,616	9,518,403
		57,368,610
Germany - 8.0%
Allianz SE	71,747	15,214,159
Deutsche Boerse AG	114,477	14,663,658
Deutsche Post AG	203,614	6,508,140
GEA Group AG	183,482	4,970,728
SAP SE	152,549	15,800,597
		57,157,282
Hong Kong - 2.3%
CK Hutchison Holdings, Ltd.	447,372	4,692,622
Galaxy Entertainment Group, Ltd.	1,901,910	11,767,511
		16,460,133
Italy - 3.3%
FinecoBank Banca Fineco SpA	642,174	6,904,383
Intesa Sanpaolo SpA	3,231,162	7,505,892
Mediobanca Banca di Credito
Finanziario SpA	1,021,890	9,024,077
		23,434,352
Japan - 8.3%
Asahi Group Holdings, Ltd.	255,800	10,744,376
FANUC Corp.	64,488	11,091,411
Hoya Corp.	231,600	14,155,250
Japan Tobacco, Inc.	203,300	5,056,101
Kao Corp.	114,600	8,453,927
Keyence Corp.	18,046	9,830,474
		59,331,539
Mexico - 2.0%
Fomento Economico Mexicano SAB de
CV, ADR	168,042	14,577,644
Netherlands - 4.4%
ING Groep NV	765,777	9,274,913
Royal Dutch Shell PLC, B Shares	218,869	6,702,433
Wolters Kluwer NV	248,964	15,051,439
		31,028,785
Singapore - 2.0%
United Overseas Bank, Ltd.	758,934	13,935,117
South Korea - 2.7%
NAVER Corp.	86,426	9,773,381
Samsung Electronics Company, Ltd.	246,260	9,227,649
		19,001,030
Spain - 1.3%
Amadeus IT Group SA	130,191	9,343,873
Sweden - 3.3%
Investor AB, B Shares	530,214	23,287,345
Switzerland - 7.2%
Cie Financiere Richemont SA	165,338	10,743,769
Julius Baer Group, Ltd. (A)	199,811	8,059,359
Kuehne + Nagel International AG	63,610	8,955,615
Novartis AG	198,668	18,138,671
UBS Group AG (A)	389,570	5,280,733
		51,178,147
Taiwan - 2.0%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,945,000	14,364,405
Thailand - 0.5%
Kasikornbank PCL, NVDR	588,200	3,465,789
Turkey - 0.9%
Akbank TAS	4,556,123	6,705,524
United Kingdom - 10.0%
British American Tobacco PLC	233,051	8,159,490
Compass Group PLC	443,540	9,511,671
Informa PLC	1,159,795	10,244,663
Reckitt Benckiser Group PLC	152,157	12,665,721
RELX PLC	722,487	15,081,972
TechnipFMC PLC	295,955	6,850,031
Unilever NV	161,310	8,951,830
		71,465,378
United States - 4.5%
Broadcom, Inc.	80,443	19,097,973
Philip Morris International, Inc.	145,163	12,560,954
		31,658,927
TOTAL COMMON STOCKS (Cost $575,803,346)		$681,150,271

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 3.3%
Money market funds - 3.3%
JPMorgan U.S. Treasury Plus Money
Market Fund, Institutional Class,
2.0771% (B)	23,525,488	$23,525,488
TOTAL SHORT-TERM INVESTMENTS (Cost $23,525,488)		$23,525,488
Total Investments (International Growth Stock Fund)
(Cost $599,328,834) - 99.0%		$704,675,759
Other assets and liabilities, net - 1.0%		6,958,882
TOTAL NET ASSETS - 100.0%		$711,634,641

Security Abbreviations and Legend

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 11-30-18.

International Small Cap Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 92.0%
Belgium - 2.4%
Barco NV	63,331	$7,104,609
Ontex Group NV	259,719	5,481,533
		12,586,142
Brazil - 2.5%
Camil Alimentos SA	3,397,800	6,250,285
Grendene SA	1,744,300	3,502,104
M Dias Branco SA	350,000	3,658,712
		13,411,101
Canada - 8.3%
Alamos Gold, Inc., Class A	360,500	1,160,808
Badger Daylighting, Ltd. (A)	347,000	8,323,403
Canaccord Genuity Group, Inc.	1,144,406	5,607,258
Canada Goose Holdings, Inc. (A)(B)	62,100	4,176,612
Canadian Western Bank	284,520	6,175,860
Gran Tierra Energy, Inc. (B)	1,309,000	3,487,645
Mullen Group, Ltd. (A)	441,270	4,085,065
Russel Metals, Inc.	142,800	2,488,104
ShawCor, Ltd. (A)	239,700	3,523,382
The North West Company, Inc. (A)	221,100	4,899,096
		43,927,233
China - 5.4%
China ZhengTong Auto Services
Holdings, Ltd.	6,234,000	3,689,482
Goodbaby International
Holdings, Ltd. (A)	11,764,000	4,222,165
Greatview Aseptic Packaging
Company, Ltd.	6,838,000	3,882,507
Hollysys Automation Technologies, Ltd.	309,786	6,136,861
Shanghai Haohai Biological Technology
Company, Ltd., H Shares (C)	686,300	3,536,989
Xtep International Holdings, Ltd.	12,580,000	6,755,239
		28,223,243
Denmark - 1.4%
Nilfisk Holding A/S (B)	179,325	7,203,135
Finland - 4.3%
Amer Sports OYJ (B)	336,094	12,607,551
Huhtamaki OYJ	270,466	8,288,470
Outotec OYJ (B)	458,715	1,735,859
		22,631,880
France - 0.4%
Maisons du Monde SA (C)	100,118	2,285,561
Germany - 4.4%
Gerresheimer AG	116,174	8,297,786
Jenoptik AG	213,291	6,489,506
zooplus AG (B)	49,512	8,184,961
		22,972,253
Hong Kong - 3.8%
PAX Global Technology, Ltd.	9,749,500	4,451,407
Techtronic Industries Company, Ltd.	1,802,200	9,773,760
Value Partners Group, Ltd.	7,209,000	5,717,254
		19,942,421
India - 1.1%
DCB Bank, Ltd.	1,213,963	2,737,335
Dewan Housing Finance Corp., Ltd.	674,893	2,058,620
Welspun India, Ltd.	957,531	835,802
		5,631,757
Italy - 4.6%
Azimut Holding SpA	117,814	1,452,149
Interpump Group SpA	344,955	10,263,782
Technogym SpA (C)	894,374	9,992,039
Tod’s SpA (A)	51,276	2,438,242
		24,146,212
Japan - 21.0%
Anicom Holdings, Inc.	214,400	7,102,084
Asahi Company, Ltd.	231,400	2,979,275
Asics Corp.	527,000	7,618,957
Bunka Shutter Company, Ltd.	576,800	3,991,958
Daibiru Corp.	499,800	5,474,665
Descente, Ltd. (A)	176,360	3,458,776
Dowa Holdings Company, Ltd.	164,500	5,425,522
Fuji Oil Holdings, Inc.	288,400	9,236,305
Idec Corp.	284,800	6,341,257
IDOM, Inc. (A)	1,014,100	5,091,845
Kobayashi Pharmaceutical
Company, Ltd.	75,200	5,241,178
Meitec Corp.	193,511	8,740,799
Morita Holdings Corp.	248,900	4,915,778
N Field Company, Ltd. (A)	304,800	3,106,900
Nihon Parkerizing Company, Ltd.	324,000	4,254,659
Square Enix Holdings Company, Ltd.	72,200	2,361,808
Tadano, Ltd.	350,400	4,220,489
TechnoPro Holdings, Inc.	114,800	5,756,302
Tsumura & Company	323,100	10,030,551
Ushio, Inc.	126,700	1,422,377
Zojirushi Corp. (A)	349,300	3,614,073
		110,385,558
Luxembourg - 2.3%
Grand City Properties SA	287,197	6,786,830
Stabilus SA	75,243	5,430,111
		12,216,941
Netherlands - 4.7%
Aalberts Industries NV	71,241	2,506,658
Accell Group NV	156,998	3,302,001
Arcadis NV (A)	401,296	5,061,022
Intertrust NV (C)	404,673	6,511,044
PostNL NV	2,478,723	7,319,488
		24,700,213
Norway - 0.5%
XXL ASA (A)(C)	476,927	2,417,401
Philippines - 0.2%
Vista Land & Lifescapes, Inc.	9,334,200	945,162
Poland - 0.9%
CCC SA	80,722	4,471,058

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Singapore - 0.1%
Sakari Resources, Ltd. (B)(D)	1,380,000	$583,424
South Korea - 2.2%
BNK Financial Group, Inc.	663,573	4,551,852
DGB Financial Group, Inc.	913,124	7,185,447
		11,737,299
Spain - 1.3%
Construcciones y Auxiliar de
Ferrocarriles SA	179,333	7,030,236
Sweden - 4.4%
Cloetta AB, B Shares	1,296,555	3,713,315
Dometic Group AB (C)	372,276	2,668,745
Duni AB	206,375	2,429,188
Granges AB	351,210	3,567,314
Tethys Oil AB	265,898	2,357,464
Thule Group AB (C)	460,850	8,632,379
		23,368,405
Switzerland - 3.2%
Bucher Industries AG	27,877	7,614,525
Logitech International SA	116,540	3,940,217
Luxoft Holding, Inc. (B)	95,800	3,163,316
Tecan Group AG	11,409	2,349,873
		17,067,931
Taiwan - 5.5%
Chicony Electronics Company, Ltd.	2,553,611	5,010,353
Giant Manufacturing Company, Ltd.	1,258,746	5,863,857
King Yuan Electronics Company, Ltd.	10,115,000	6,926,137
Merida Industry Company, Ltd.	889,000	3,788,241
Tripod Technology Corp.	2,687,000	7,294,528
		28,883,116
United Kingdom - 7.1%
Bellway PLC	63,470	2,059,969
Bovis Homes Group PLC	199,875	2,195,049
Card Factory PLC	1,099,468	2,702,228
De La Rue PLC	467,270	2,773,306
Greggs PLC	487,547	8,666,885
Man Group PLC	4,465,752	8,303,400
Oxford Instruments PLC	567,631	6,847,263
SIG PLC	2,901,019	3,983,215
		37,531,315
TOTAL COMMON STOCKS (Cost $424,405,930)		$484,298,997

PREFERRED SECURITIES - 0.6%
Brazil - 0.6%
Alpargatas SA	785,200	3,310,296
TOTAL PREFERRED SECURITIES (Cost $1,911,760)		$3,310,296

EXCHANGE-TRADED FUNDS - 1.5%
iShares MSCI EAFE Small-Cap ETF	138,200	7,770,986
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,249,426)		$7,770,986

SECURITIES LENDING COLLATERAL - 6.6%
John Hancock Collateral Trust,
2.3749% (E)(F)	3,469,846	34,707,486
TOTAL SECURITIES LENDING COLLATERAL (Cost
$34,707,200)		$34,707,486

SHORT-TERM INVESTMENTS - 5.5%
U.S. Government Agency - 5.5%
Federal Home Loan Bank Discount Note
2.050%, 12/03/2018 *	28,800,000	28,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $28,796,720)		$28,800,000
Total Investments (International Small Cap Fund)
(Cost $498,071,036) - 106.2%		$558,887,765
Other assets and liabilities, net - (6.2%)		(32,402,659)
TOTAL NET ASSETS - 100.0%		$526,485,106
Security Abbreviations and Legend

(A)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $32,904,903.
(B)	Non-income producing security.
(C)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 11-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

International Strategic Equity Allocation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 91.8%
Australia - 5.2%
AGL Energy, Ltd.	62,744	$865,662
Alumina, Ltd.	233,189	382,074
Amcor, Ltd.	109,958	1,081,549
AMP, Ltd.	280,620	499,716
APA Group	111,918	722,130
Aristocrat Leisure, Ltd.	54,738	951,490
ASX, Ltd.	18,318	809,690
Aurizon Holdings, Ltd.	189,249	584,386
AusNet Services	169,829	192,257
Australia & New Zealand Banking
Group, Ltd.	275,858	5,446,991
Bank of Queensland, Ltd.	37,474	272,930
Bendigo & Adelaide Bank, Ltd.	46,356	363,131
BHP Billiton, Ltd.	306,090	6,801,116
BHP Group PLC	184,386	3,550,381
BlueScope Steel, Ltd.	52,742	436,160
Boral, Ltd.	112,124	420,362
Brambles, Ltd.	151,492	1,141,728
Caltex Australia, Ltd.	24,647	497,350
Challenger, Ltd.	52,522	366,796
CIMIC Group, Ltd.	9,484	282,533
Coca-Cola Amatil, Ltd.	48,757	307,948
Cochlear, Ltd.	5,459	678,510
Coles Group, Ltd. (A)	112,860	965,948
Commonwealth Bank of Australia	167,703	8,755,462
Computershare, Ltd.	43,787	582,059
Crown Resorts, Ltd.	36,636	314,593
CSL, Ltd.	43,102	5,619,039
Dexus	96,534	740,447
Domino’s Pizza Enterprises, Ltd.	5,436	183,396
Flight Centre Travel Group, Ltd.	5,371	192,445
Fortescue Metals Group, Ltd.	149,623	439,373

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Goodman Group	153,900	$1,156,507
Harvey Norman Holdings, Ltd.	54,181	125,435
Healthscope, Ltd.	167,927	278,067
Incitec Pivot, Ltd.	155,832	430,022
Insurance Australia Group, Ltd.	225,325	1,202,710
LendLease Group	55,053	511,346
Macquarie Group, Ltd.	30,845	2,595,657
Medibank Pvt., Ltd.	275,879	489,637
Mirvac Group	352,262	565,795
MMG, Ltd. (A)	184,000	92,088
National Australia Bank, Ltd.	259,489	4,692,059
Newcrest Mining, Ltd.	72,510	1,100,136
Oil Search, Ltd.	129,474	694,495
Orica, Ltd.	35,966	461,611
Origin Energy, Ltd. (A)	167,589	797,766
QBE Insurance Group, Ltd.	132,283	1,098,224
Ramsay Health Care, Ltd.	13,429	533,198
REA Group, Ltd.	4,960	277,048
Santos, Ltd.	167,907	680,535
Scentre Group	506,832	1,448,906
SEEK, Ltd.	31,652	429,486
Sonic Healthcare, Ltd.	38,106	637,186
South32, Ltd.	488,778	1,104,516
Stockland	232,513	620,082
Suncorp Group, Ltd.	127,087	1,240,229
Sydney Airport	104,641	521,433
Tabcorp Holdings, Ltd.	182,477	574,215
Telstra Corp., Ltd.	398,306	853,333
The GPT Group	170,490	658,654
TPG Telecom, Ltd.	35,653	187,871
Transurban Group	248,732	2,075,316
Treasury Wine Estates, Ltd.	68,457	710,590
Vicinity Centres	311,583	609,793
Wesfarmers, Ltd.	108,095	2,503,350
Westpac Banking Corp.	326,263	6,213,746
Woodside Petroleum, Ltd.	88,964	2,027,721
Woolworths Group, Ltd.	125,007	2,650,116
		87,296,531
Austria - 0.2%
ANDRITZ AG	6,842	330,408
Erste Group Bank AG (A)	28,640	1,133,608
OMV AG	14,040	711,119
Raiffeisen Bank International AG	14,155	417,828
voestalpine AG	11,084	369,540
		2,962,503
Belgium - 0.8%
Ageas	18,353	886,785
Anheuser-Busch InBev SA	73,808	5,670,702
Colruyt SA	5,710	364,808
Groupe Bruxelles Lambert SA	7,767	700,443
KBC Group NV	24,254	1,744,605
Proximus SADP	14,740	408,803
Solvay SA	7,193	779,228
Telenet Group Holding NV	5,169	256,193
UCB SA (B)	12,191	1,027,392
Umicore SA	20,226	876,619
		12,715,578
Brazil - 0.8%
Ambev SA	281,900	1,234,792
Atacadao Distribuicao Comercio e
Industria, Ltd.	21,800	95,293
B3 SA - Brasil Bolsa Balcao	122,720	894,957
Banco Bradesco SA	60,606	526,620
Banco do Brasil SA	51,400	593,848
Banco Santander Brasil SA	24,600	271,997
BB Seguridade Participacoes SA	43,500	318,440
BR Malls Participacoes SA	50,335	169,340
BRF SA (A)	32,200	184,613
CCR SA	72,800	244,636
Centrais Eletricas Brasileiras SA (A)	14,200	89,808
Cia de Saneamento Basico do Estado de
Sao Paulo	21,400	156,307
Cia Siderurgica Nacional SA (A)	34,700	79,666
Cielo SA	73,560	181,076
Cosan SA	8,800	78,435
EDP - Energias do Brasil SA	16,100	57,008
Embraer SA	39,500	222,746
Engie Brasil Energia SA	8,900	99,027
Equatorial Energia SA	10,000	187,914
Fibria Celulose SA	14,800	280,212
Hypera SA	21,300	176,787
IRB Brasil Resseguros SA	6,400	123,933
JBS SA	58,600	178,493
Klabin SA	42,200	182,776
Kroton Educacional SA	83,800	227,637
Localiza Rent a Car SA	29,715	206,965
Lojas Renner SA	42,490	430,064
M Dias Branco SA	5,600	58,539
Magazine Luiza SA	4,600	196,080
Multiplan Empreendimentos
Imobiliarios SA	15,000	90,037
Natura Cosmeticos SA	10,700	113,217
Odontoprev SA	17,200	61,837
Petrobras Distribuidora SA	21,800	137,880
Petroleo Brasileiro SA	177,400	1,291,645
Porto Seguro SA	6,100	81,769
Raia Drogasil SA	13,800	221,813
Rumo SA (A)	64,800	292,432
Sul America SA	12,996	90,439
Suzano Papel e Celulose SA	26,300	278,052
TIM Participacoes SA	51,600	158,363
Ultrapar Participacoes SA	21,500	262,752
Vale SA	189,170	2,586,280
WEG SA	49,620	228,717
		13,643,242
Canada - 6.6%
Agnico Eagle Mines, Ltd.	20,468	719,881
Alimentation Couche-Tard, Inc., Class B	37,762	1,981,819
AltaGas, Ltd. (B)	24,935	271,186
ARC Resources, Ltd.	31,950	218,827
Atco, Ltd., Class I	7,333	224,242
Aurora Cannabis, Inc. (A)(B)	56,921	325,593
Australis Capital, Inc. (A)	1,830	1,488
Bank of Montreal	56,131	4,187,910
Barrick Gold Corp.	101,797	1,297,124
BCE, Inc.	14,367	615,814
BlackBerry, Ltd. (A)	45,130	396,732
Bombardier, Inc., Class B (A)	185,700	310,280
Brookfield Asset Management, Inc.,
Class A	73,987	3,243,144
CAE, Inc.	24,394	495,353
Cameco Corp.	34,838	413,499
Canadian Imperial Bank of Commerce	39,051	3,277,151
Canadian National Railway Company	64,132	5,510,337
Canadian Natural Resources, Ltd.	107,041	2,690,023
Canadian Pacific Railway, Ltd.	12,533	2,650,734

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Canadian Tire Corp., Ltd., Class A	5,563	$621,135
Canadian Utilities, Ltd., Class A	12,289	289,686
Canopy Growth Corp. (A)	17,549	596,348
CCL Industries, Inc., Class B	13,252	549,669
Cenovus Energy, Inc.	91,609	677,079
CGI Group, Inc., Class A (A)	22,765	1,456,384
CI Financial Corp.	25,817	390,952
Constellation Software, Inc.	1,773	1,216,033
Crescent Point Energy Corp.	51,223	151,898
Dollarama, Inc. (B)	27,361	723,229
ECN Capital Corp.	6,400	17,004
Emera, Inc. (B)	5,895	197,883
Empire Company, Ltd., Class A (B)	15,473	293,121
Enbridge, Inc.	158,818	5,218,827
Encana Corp.	85,197	573,901
Fairfax Financial Holdings, Ltd.	2,541	1,201,374
Finning International, Inc.	15,354	319,064
First Capital Realty, Inc.	17,377	258,173
First Quantum Minerals, Ltd.	60,891	559,117
Fortis, Inc.	37,739	1,310,845
Franco-Nevada Corp.	16,272	1,126,726
George Weston, Ltd. (B)	7,042	509,182
Gildan Activewear, Inc.	18,972	623,285
Goldcorp, Inc.	76,370	708,146
Great-West Lifeco, Inc. (B)	29,988	687,716
H&R Real Estate Investment Trust	14,712	232,974
Husky Energy, Inc.	31,919	396,390
Hydro One, Ltd. (C)	31,014	458,913
IGM Financial, Inc.	8,774	225,054
Imperial Oil, Ltd. (B)	25,847	769,778
Industrial Alliance Insurance & Financial
Services, Inc.	11,134	407,013
Intact Financial Corp.	13,085	1,047,568
Inter Pipeline, Ltd.	34,470	554,156
Keyera Corp.	18,678	409,084
Kinross Gold Corp. (A)	110,716	299,987
Linamar Corp.	4,319	156,585
Loblaw Companies, Ltd.	17,110	789,276
Lundin Mining Corp.	60,279	262,684
Magna International, Inc.	29,606	1,477,570
Methanex Corp.	5,975	331,073
Metro, Inc.	21,731	749,091
National Bank of Canada (B)	30,288	1,381,442
Nutrien, Ltd.	55,385	2,852,933
Onex Corp.	7,835	485,910
Open Text Corp.	23,712	812,560
Pembina Pipeline Corp.	44,289	1,493,356
Power Corp. of Canada	35,223	702,525
Power Financial Corp.	26,320	556,847
PrairieSky Royalty, Ltd. (B)	19,070	260,649
Restaurant Brands International, Inc.	20,887	1,218,808
RioCan Real Estate Investment Trust	15,536	289,170
Rogers Communications, Inc., Class B	31,944	1,703,888
Royal Bank of Canada	125,544	9,205,206
Saputo, Inc.	21,000	652,610
Seven Generations Energy, Ltd.,
Class A (A)	24,186	184,401
Shaw Communications, Inc., Class B	40,601	764,258
Shopify, Inc., Class A (A)	7,701	1,172,205
SmartCentres Real Estate
Investment Trust	7,368	174,294
SNC-Lavalin Group, Inc.	15,796	576,605
Sun Life Financial, Inc.	55,381	2,042,426
Suncor Energy, Inc.	142,481	4,594,051
Teck Resources, Ltd., Class B	44,792	907,201
TELUS Corp.	18,224	654,125
The Bank of Nova Scotia	104,751	5,700,145
The Toronto-Dominion Bank	160,652	8,894,412
Thomson Reuters Corp.	20,653	1,043,492
Tourmaline Oil Corp.	23,104	319,959
TransCanada Corp. (B)	77,913	3,192,988
Turquoise Hill Resources, Ltd. (A)	95,226	170,578
Vermilion Energy, Inc. (B)	12,985	323,098
West Fraser Timber Company, Ltd.	5,435	283,684
Wheaton Precious Metals Corp. (B)	39,093	613,766
WSP Global, Inc.	9,382	461,950
		111,364,652
Chile - 0.3%
Aguas Andinas SA, Class A	225,787	132,491
Antofagasta PLC	34,381	352,813
Banco de Chile	2,128,659	306,449
Banco de Credito e Inversiones SA	4,215	273,147
Banco Santander Chile	5,695,584	439,593
Cencosud SA	128,668	238,334
Cia Cervecerias Unidas SA	12,303	161,253
Colbun SA	737,989	152,692
Empresa Nacional de
Telecomunicaciones SA	12,409	102,483
Empresas CMPC SA	108,848	376,172
Empresas COPEC SA	33,698	455,130
Enel Americas SA	2,512,964	434,890
Enel Chile SA	2,492,292	242,339
Itau CorpBanca	13,094,664	124,075
Latam Airlines Group SA	26,807	274,128
SACI Falabella	63,480	474,700
		4,540,689
China - 5.5%
3SBio, Inc. (C)	95,600	141,257
51job, Inc., ADR (A)	1,700	115,736
58.com, Inc., ADR (A)	6,700	399,253
AAC Technologies Holdings, Inc. (B)	53,600	384,337
Agile Group Holdings, Ltd.	117,900	161,099
Agricultural Bank of China, Ltd.,
H Shares	2,122,200	964,703
Air China, Ltd., H Shares	129,300	126,119
Alibaba Group Holding, Ltd., ADR (A)	84,100	13,528,325
Aluminum Corp. of China, Ltd., H
Shares (A)	304,600	110,019
Angang Steel Company, Ltd., H Shares	64,000	52,636
Anhui Conch Cement Company, Ltd.,
H Shares	88,600	466,427
ANTA Sports Products, Ltd.	77,500	355,138
Autohome, Inc., ADR (B)	4,300	354,062
AviChina Industry & Technology
Company, Ltd., H Shares	158,000	111,375
BAIC Motor Corp., Ltd., H Shares (C)	140,500	86,527
Baidu, Inc., ADR (A)	20,100	3,784,428
Bank of China, Ltd., H Shares	5,770,600	2,530,023
Bank of Communications
Company, Ltd., H Shares	621,900	474,304
Baozun, Inc., ADR (A)(B)	2,900	102,283
BBMG Corp., H Shares (B)	178,000	57,665
Beijing Capital International Airport
Company, Ltd., H Shares	126,900	141,675
BYD Company, Ltd., H Shares	46,000	347,902
BYD Electronic International
Company, Ltd.	51,400	72,691

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
CAR, Inc. (A)	57,000	$50,246
CGN Power Company, Ltd., H
Shares (C)	768,900	190,996
China Cinda Asset Management
Company, Ltd., H Shares	665,200	179,128
China CITIC Bank Corp., Ltd., H Shares	634,000	403,821
China Coal Energy Company, Ltd.,
H Shares	153,000	61,489
China Communications
Construction Company, Ltd., H Shares	322,500	314,871
China Communications Services Corp.,
Ltd., H Shares	179,200	150,089
China Conch Venture Holdings, Ltd.	117,300	364,649
China Construction Bank Corp.,
H Shares	6,989,500	5,967,670
China Eastern Airlines Corp., Ltd.,
H Shares	106,000	66,355
China Everbright Bank Company, Ltd.,
H Shares	156,000	69,438
China Evergrande Group	191,900	610,021
China Galaxy Securities Company, Ltd.,
H Shares	241,000	129,802
China Huarong Asset Management
Company, Ltd., H Shares (C)	769,600	158,879
China Huishan Dairy Holdings
Company, Ltd. (A)(D)	175,000	0
China International Capital Corp., Ltd.,
H Shares (C)	78,400	150,008
China International Marine Containers
Group Company, Ltd., H Shares	32,700	35,237
China Life Insurance Company, Ltd.,
H Shares	545,200	1,169,888
China Literature, Ltd. (A)(C)	14,000	73,708
China Longyuan Power Group Corp.,
Ltd., H Shares	232,700	183,702
China Medical System Holdings, Ltd.	92,300	100,988
China Merchants Bank Company, Ltd.,
H Shares	283,200	1,179,434
China Minsheng Banking Corp., Ltd.,
H Shares	440,520	326,240
China Molybdenum Company, Ltd.,
H Shares	285,100	117,413
China National Building Material
Company, Ltd., H Shares	283,700	222,802
China Oilfield Services, Ltd., H Shares	135,700	127,122
China Pacific Insurance Group
Company, Ltd., H Shares	193,800	690,446
China Petroleum & Chemical Corp.,
H Shares	1,849,300	1,583,005
China Railway Construction Corp., Ltd.,
H Shares	144,000	184,969
China Railway Group, Ltd., H Shares	271,600	250,281
China Railway Signal & Communication
Corp., Ltd., H Shares (C)	112,000	79,355
China Reinsurance Group Corp.,
H Shares	477,000	99,622
China Resources Pharmaceutical
Group, Ltd. (C)	116,100	171,160
China Shenhua Energy Company, Ltd.,
H Shares	245,000	548,808
China Southern Airlines Company, Ltd.,
H Shares (B)	118,800	81,355
China Telecom Corp., Ltd., H Shares	999,100	541,765
China Tower Corp., Ltd., H
Shares (A)(C)	2,534,000	376,674
China Vanke Company, Ltd., H Shares	90,100	311,553
China Zhongwang Holdings, Ltd.	124,000	57,428
Chongqing Changan Automobile
Company, Ltd., B Shares	55,100	25,855
Chongqing Rural Commercial Bank
Company, Ltd., H Shares	191,700	112,512
CIFI Holdings Group Company, Ltd.	270,000	136,380
CITIC Securities Company, Ltd.,
H Shares	165,200	309,977
CNOOC, Ltd.	1,295,500	2,188,556
COSCO SHIPPING Development
Company, Ltd., H Shares (A)	286,000	32,308
COSCO SHIPPING Energy
Transportation Company, Ltd.,
H Shares	94,000	50,994
COSCO SHIPPING Holdings
Company, Ltd., H Shares (A)	197,000	80,463
Country Garden Holdings Company, Ltd.	555,300	688,915
Country Garden Services Holdings
Company, Ltd. (A)	68,000	113,580
CRRC Corp., Ltd., H Shares	294,500	275,853
CSPC Pharmaceutical Group, Ltd.	340,300	692,066
Ctrip.com International, Ltd., ADR (A)	29,700	856,845
Dali Foods Group Company, Ltd. (C)	155,000	114,423
Datang International Power Generation
Company, Ltd., H Shares	234,000	57,673
Dongfeng Motor Group Company, Ltd.,
H Shares	199,300	192,787
ENN Energy Holdings, Ltd.	54,900	494,010
Fang Holdings, Ltd., ADR (A)(B)	15,900	29,256
Fosun International, Ltd.	187,500	300,197
Future Land Development Holdings, Ltd.	138,000	93,957
Fuyao Glass Industry Group
Company, Ltd., H Shares (C)	37,700	116,687
GDS Holdings, Ltd., ADR (A)(B)	4,500	132,705
Geely Automobile Holdings, Ltd.	359,300	713,953
Genscript Biotech Corp. (A)	62,000	108,700
GF Securities Company, Ltd., H Shares	107,400	159,689
GOME Retail Holdings, Ltd. (A)(B)	650,200	58,418
Great Wall Motor Company, Ltd.,
H Shares	230,400	147,849
Greentown China Holdings, Ltd.	66,000	54,153
Greentown Service Group Company, Ltd.	64,000	55,345
Guangzhou Automobile Group
Company, Ltd., H Shares (B)	215,080	224,515
Guangzhou R&F Properties
Company, Ltd., H Shares	75,600	117,886
Guotai Junan Securities Company, Ltd.,
H Shares (C)	45,200	94,332
Haitian International Holdings, Ltd.	47,400	102,007
Haitong Securities Company, Ltd.,
H Shares	234,900	244,914
Hengan International Group
Company, Ltd.	52,100	427,595
HengTen Networks Group, Ltd. (A)	1,696,000	58,946
Hua Hong Semiconductor, Ltd. (C)	36,000	76,914
Huadian Power International Corp., Ltd.,
H Shares	124,000	53,324
Huaneng Power International, Inc., H
Shares (B)	285,700	178,746
Huaneng Renewables Corp., Ltd.,
H Shares	359,700	113,682

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Huatai Securities Company, Ltd., H
Shares (C)	120,300	$199,337
Huazhu Group, Ltd., ADR	9,500	299,630
Industrial & Commercial Bank of
China, Ltd., H Shares	5,045,800	3,603,812
Inner Mongolia Yitai Coal
Company, Ltd., Class B	66,200	80,948
JD.com, Inc., ADR (A)	52,600	1,116,698
Jiangsu Expressway Company, Ltd.,
H Shares	90,900	122,597
Jiangxi Copper Company, Ltd., H Shares	94,400	114,451
Kaisa Group Holdings, Ltd. (A)	162,000	52,331
Kingdee International Software Group
Company, Ltd.	165,000	165,997
Kingsoft Corp., Ltd.	63,200	106,470
KWG Group Holdings, Ltd. (A)	99,500	89,344
Legend Holdings Corp., H Shares (C)	25,400	75,024
Lenovo Group, Ltd.	520,000	377,337
Logan Property Holdings Company, Ltd.	104,000	122,543
Longfor Group Holdings, Ltd.	107,900	305,801
Luye Pharma Group, Ltd. (C)	88,500	71,014
Meitu, Inc. (A)(C)	127,200	53,072
Metallurgical Corp. of China, Ltd.,
H Shares	218,000	55,660
Minth Group, Ltd.	64,600	217,323
Momo, Inc., ADR (A)	10,500	329,175
NetEase, Inc., ADR	5,700	1,294,299
New China Life Insurance
Company, Ltd., H Shares	60,800	267,930
New Oriental Education & Technology
Group, Inc., ADR (A)	10,400	594,464
Noah Holdings, Ltd., ADR (A)	2,200	107,096
PetroChina Company, Ltd., H Shares	1,528,700	1,067,735
PICC Property & Casualty
Company, Ltd., H Shares	508,950	524,998
Ping An Insurance Group Company of
China, Ltd., H Shares	379,800	3,701,330
Postal Savings Bank of China
Company, Ltd., H Shares (C)	183,000	111,047
Semiconductor Manufacturing
International Corp. (A)(B)	214,800	199,159
Shandong Weigao Group Medical
Polymer Company, Ltd., H Shares	144,000	135,760
Shanghai Electric Group Company, Ltd.,
H Shares	204,000	69,618
Shanghai Fosun Pharmaceutical Group
Company, Ltd., H Shares	40,600	140,949
Shanghai Lujiazui Finance & Trade Zone
Development Company, Ltd.,
B Shares	57,200	77,405
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	63,200	156,440
Shenzhou International Group
Holdings, Ltd.	54,400	663,707
Shui On Land, Ltd.	277,000	65,752
Sihuan Pharmaceutical Holdings
Group, Ltd.	289,400	64,600
SINA Corp. (A)	4,700	304,419
Sino-Ocean Group Holding, Ltd.	232,500	104,532
Sinopec Engineering Group
Company, Ltd., H Shares	83,500	77,616
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	225,700	102,914
Sinopharm Group Company, Ltd.,
H Shares	85,900	423,818
Sinotrans, Ltd., H Shares	155,000	62,362
Sinotruk Hong Kong, Ltd.	51,000	84,088
SOHO China, Ltd. (A)	158,700	59,438
Sunac China Holdings, Ltd.	176,300	591,710
Sunny Optical Technology Group
Company, Ltd.	51,900	507,884
TAL Education Group, ADR (A)	25,800	724,206
Tencent Holdings, Ltd.	414,700	16,579,144
The People’s Insurance Company Group
of China, Ltd., H Shares	573,200	248,445
Tingyi Cayman Islands Holding Corp.	142,700	185,079
Tong Ren Tang Technologies
Company, Ltd., H Shares	43,000	61,676
TravelSky Technology, Ltd., H Shares	68,500	184,932
Tsingtao Brewery Company, Ltd.,
H Shares	25,000	102,191
Uni-President China Holdings, Ltd.	100,000	91,384
Vipshop Holdings, Ltd., ADR (A)	32,000	184,640
Want Want China Holdings, Ltd.	359,500	266,958
Weibo Corp., ADR (A)(B)	3,980	253,446
Weichai Power Company, Ltd., H Shares	141,000	152,485
Wuxi Biologics Cayman, Inc. (A)(C)	35,500	299,601
Xinjiang Goldwind Science &
Technology Company, Ltd., H Shares	47,200	46,957
Xinyi Solar Holdings, Ltd.	226,000	84,804
Yangzijiang Shipbuilding Holdings, Ltd.	89,100	81,146
Yanzhou Coal Mining Company, Ltd.,
H Shares	142,700	129,128
Yum China Holdings, Inc.	26,684	956,088
Yuzhou Properties Company, Ltd.	128,000	56,478
YY, Inc., ADR (A)	3,400	231,438
Zhaojin Mining Industry Company, Ltd.,
H Shares	57,000	54,477
Zhejiang Expressway Company, Ltd.,
H Shares	105,800	89,083
ZhongAn Online P&C Insurance
Company, Ltd., H Shares (A)(C)	12,500	51,562
Zhongsheng Group Holdings, Ltd.	43,000	87,823
Zhuzhou CRRC Times Electric
Company, Ltd., H Shares	39,600	213,175
Zijin Mining Group Company, Ltd.,
H Shares	409,200	155,519
ZTE Corp., H Shares (A)	55,900	110,576
		93,137,443
Colombia - 0.1%
Bancolombia SA	23,589	234,723
Cementos Argos SA	43,348	93,827
Ecopetrol SA	506,954	486,732
Grupo Argos SA	30,905	154,621
Grupo de Inversiones Suramericana SA	24,360	243,299
Interconexion Electrica SA ESP	44,958	179,888
		1,393,090
Czech Republic - 0.0%
CEZ AS	9,459	225,661
Komercni banka AS	4,579	180,035
Moneta Money Bank AS (C)	28,114	96,868
O2 Czech Republic AS	3,215	34,541
		537,105
Denmark - 1.5%
A.P. Moller - Maersk A/S, Series A	423	560,925
A.P. Moller - Maersk A/S, Series B	737	1,058,858

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Carlsberg A/S, Class B	11,963	$1,326,636
Chr. Hansen Holding A/S	11,071	1,000,400
Coloplast A/S, B Shares	13,304	1,270,201
Danske Bank A/S	80,662	1,608,635
DSV A/S	21,061	1,612,961
Genmab A/S (A)	6,903	1,054,436
H Lundbeck A/S	7,661	314,894
ISS A/S	18,590	603,762
Novo Nordisk A/S, B Shares	204,404	9,507,126
Novozymes A/S, B Shares	24,556	1,144,574
Orsted A/S (C)	21,191	1,381,598
Pandora A/S	12,374	668,604
Tryg A/S	14,006	348,721
Vestas Wind Systems A/S	21,914	1,638,104
William Demant Holding A/S (A)(B)	11,541	337,441
		25,437,876
Finland - 0.8%
Elisa OYJ	12,514	502,442
Fortum OYJ	39,533	825,515
Kone OYJ, B Shares	30,142	1,495,131
Metso OYJ	9,056	259,189
Neste OYJ	11,363	889,597
Nokia OYJ	501,731	2,760,453
Nokian Renkaat OYJ	10,490	336,638
Nordea Bank ABP	278,333	2,471,926
Orion OYJ, Class B	9,519	318,612
Sampo OYJ, A Shares	40,445	1,808,229
Stora Enso OYJ, R Shares	49,338	630,704
UPM-Kymmene OYJ	47,608	1,271,590
Wartsila OYJ ABP	39,488	644,264
		14,214,290
France - 8.4%
Accor SA	18,985	843,318
Aeroports de Paris	2,982	580,103
Air Liquide SA	43,552	5,270,867
Airbus SE	59,159	6,344,491
Alstom SA	15,642	686,793
Amundi SA (C)	6,124	351,974
Arkema SA	6,959	660,542
Atos SE	9,689	824,348
AXA SA	199,033	4,846,916
BioMerieux	4,207	297,046
BNP Paribas SA	114,335	5,750,869
Bollore SA	89,261	391,694
Bouygues SA	22,322	859,158
Bureau Veritas SA	26,614	589,167
Capgemini SE	16,260	1,898,550
Carrefour SA	58,969	1,062,974
Casino Guichard Perrachon SA (B)	5,640	255,468
Cie de Saint-Gobain	50,762	1,886,677
Cie Generale des Etablissements
Michelin SCA	17,315	1,814,465
CNP Assurances	19,001	435,307
Covivio	3,711	361,834
Credit Agricole SA	115,936	1,440,846
Danone SA	62,544	4,669,901
Dassault Aviation SA	252	385,302
Dassault Systemes SE	13,187	1,585,551
Edenred	23,776	908,616
Eiffage SA	8,018	763,650
Electricite de France SA (B)	59,529	982,183
Engie SA	185,609	2,616,302
EssilorLuxottica SA	21,076	2,664,770
Eurazeo SE	4,589	344,363
Eutelsat Communications SA (B)	17,609	376,380
Faurecia SA	7,713	301,453
Gecina SA	4,512	631,733
Getlink	46,654	606,389
Hermes International	3,212	1,739,030
ICADE	3,298	261,475
Iliad SA	2,705	365,491
Imerys SA	3,610	194,323
Ingenico Group SA	6,037	436,660
Ipsen SA	3,812	491,287
JCDecaux SA	7,503	254,751
Kering SA	7,703	3,352,997
Klepierre SA	20,694	678,466
Legrand SA	26,954	1,653,406
L’Oreal SA	25,687	6,061,255
LVMH Moet Hennessy Louis Vuitton
SE (B)	28,277	8,093,961
Natixis SA	96,066	531,635
Orange SA (B)	202,397	3,479,256
Pernod Ricard SA (B)	21,521	3,440,447
Peugeot SA	59,740	1,314,404
Publicis Groupe SA	21,067	1,251,358
Remy Cointreau SA	2,276	263,657
Renault SA	19,575	1,377,885
Rexel SA	30,868	370,794
Safran SA	33,878	4,240,483
Sanofi	114,221	10,355,360
Schneider Electric SE	55,529	4,047,561
SCOR SE	16,940	813,956
SEB SA	2,287	328,343
Societe BIC SA	2,561	274,724
Societe Generale SA	78,096	2,868,066
Sodexo SA (B)	9,153	947,247
Suez	38,002	566,180
Teleperformance	5,843	968,576
Thales SA	10,751	1,319,482
TOTAL SA	242,996	13,515,442
Ubisoft Entertainment SA (A)	7,880	642,628
Unibail-Rodamco-Westfield	11,478	1,976,980
Unibail-Rodamco-Westfield, Chess
Depositary Interest (A)	51,867	451,128
Valeo SA	24,366	695,345
Veolia Environnement SA	54,187	1,154,668
Vinci SA	51,480	4,492,157
Vivendi SA	105,558	2,632,865
Wendel SA	2,801	340,737
		142,534,466
Germany - 4.8%
1&1 Drillisch AG	3,876	195,709
adidas AG	14,040	3,109,414
Allianz SE	33,067	7,011,953
Axel Springer SE	3,424	218,907
BASF SE	68,636	5,019,171
Bayer AG	69,627	5,109,303
Bayerische Motoren Werke AG	24,758	2,032,971
Beiersdorf AG	7,429	797,497
Brenntag AG	11,446	530,909
Commerzbank AG (A)	74,956	649,410
Continental AG	8,216	1,241,527
Covestro AG (C)	14,514	840,698
Daimler AG	67,853	3,836,386
Delivery Hero SE (A)(C)	6,909	252,595

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Deutsche Bank AG	146,963	$1,349,037
Deutsche Boerse AG	14,351	1,838,257
Deutsche Lufthansa AG	17,991	440,154
Deutsche Post AG	73,727	2,356,545
Deutsche Telekom AG	248,376	4,367,329
Deutsche Wohnen SE	26,174	1,257,743
E.ON SE	163,930	1,675,706
Evonik Industries AG	12,376	334,243
Fraport AG Frankfurt Airport
Services Worldwide	2,966	219,001
Fresenius Medical Care AG &
Company KGaA	16,073	1,310,736
Fresenius SE & Company KGaA	31,028	1,763,601
GEA Group AG	13,158	356,465
Hannover Rueck SE	4,799	668,769
HeidelbergCement AG	11,110	740,193
Henkel AG & Company KGaA	7,726	800,717
HOCHTIEF AG	1,546	220,395
HUGO BOSS AG	4,786	331,641
Infineon Technologies AG	84,635	1,787,907
Innogy SE (C)	10,279	470,645
K+S AG	13,903	245,072
KION Group AG	5,411	306,207
LANXESS AG	6,572	362,195
Merck KGaA	9,665	1,069,901
METRO AG	12,985	200,014
MTU Aero Engines AG	3,827	798,934
Muenchener
Rueckversicherungs-Gesellschaft AG	11,340	2,470,585
OSRAM Licht AG	7,593	349,758
ProSiebenSat.1 Media SE	17,620	357,931
Puma SE	630	315,407
RWE AG	38,234	829,026
SAP SE	73,289	7,591,069
Siemens AG	57,083	6,643,076
Siemens Healthineers AG (A)(C)	11,015	478,206
Symrise AG	9,054	733,986
Telefonica Deutschland Holding AG	53,131	215,610
thyssenkrupp AG	32,457	609,794
TUI AG	38,418	548,812
Uniper SE	15,018	386,452
United Internet AG	9,208	416,606
Volkswagen AG	2,434	404,799
Vonovia SE	35,977	1,749,142
Wirecard AG	8,753	1,333,071
Zalando SE (A)(C)	8,553	266,400
		81,817,587
Hong Kong - 3.3%
AIA Group, Ltd.	1,021,000	8,387,906
Alibaba Health Information
Technology, Ltd. (A)	249,100	224,263
Alibaba Pictures Group, Ltd. (A)	1,015,600	158,940
ASM Pacific Technology, Ltd.	26,200	268,927
Beijing Enterprises Holdings, Ltd.	37,000	217,930
Beijing Enterprises Water
Group, Ltd. (A)	408,500	237,453
BOC Hong Kong Holdings, Ltd.	312,000	1,221,616
Brilliance China Automotive
Holdings, Ltd.	221,500	197,397
China Agri-Industries Holdings, Ltd.	160,000	60,641
China Everbright International, Ltd.	246,200	216,006
China Everbright, Ltd.	69,100	129,405
China First Capital Group, Ltd. (A)	210,000	102,124
China Gas Holdings, Ltd.	125,800	432,992
China Jinmao Holdings Group, Ltd.	386,900	186,735
China Mengniu Dairy Company, Ltd. (A)	199,900	620,024
China Merchants Port Holdings
Company, Ltd.	96,300	175,818
China Mobile, Ltd.	446,400	4,449,829
China Overseas Land & Investment, Ltd.	279,500	980,146
China Power International
Development, Ltd.	336,000	78,774
China Resources Beer Holdings
Company, Ltd.	105,200	358,193
China Resources Cement Holdings, Ltd.	182,000	179,253
China Resources Gas Group, Ltd.	63,100	255,712
China Resources Land, Ltd.	201,700	750,832
China Resources Power Holdings
Company, Ltd.	137,100	260,496
China State Construction International
Holdings, Ltd.	155,500	136,073
China Taiping Insurance Holdings
Company, Ltd.	120,000	400,189
China Traditional Chinese Medicine
Holdings Company, Ltd.	174,000	116,121
China Travel International Investment
Hong Kong, Ltd.	166,000	46,269
China Unicom Hong Kong, Ltd.	443,300	517,698
Chong Sing Holdings FinTech
Group, Ltd. (A)	1,328,000	38,562
CITIC, Ltd.	419,600	675,464
CK Asset Holdings, Ltd.	218,500	1,578,215
CK Hutchison Holdings, Ltd.	227,500	2,386,317
CK Infrastructure Holdings, Ltd.	55,000	418,720
CLP Holdings, Ltd.	138,000	1,523,398
COSCO SHIPPING Ports, Ltd.	125,700	127,846
Dairy Farm International Holdings, Ltd.	28,900	254,881
Far East Horizon, Ltd.	161,800	161,323
Fullshare Holdings, Ltd. (A)(B)	508,300	192,766
Galaxy Entertainment Group, Ltd.	201,000	1,243,629
GCL-Poly Energy Holdings, Ltd. (A)	993,300	68,905
Guangdong Investment, Ltd.	210,900	407,668
Haier Electronics Group
Company, Ltd. (A)	91,700	214,788
Hang Lung Group, Ltd.	77,000	213,863
Hang Lung Properties, Ltd.	174,000	353,271
Hang Seng Bank, Ltd.	64,200	1,486,762
Henderson Land Development
Company, Ltd.	111,310	574,104
HK Electric Investments & HK Electric
Investments, Ltd.	204,000	195,730
HKT Trust & HKT, Ltd.	312,000	451,929
Hong Kong & China Gas Company, Ltd.	773,860	1,562,524
Hong Kong Exchanges & Clearing, Ltd.	99,400	2,916,218
Hongkong Land Holdings, Ltd.	98,100	640,128
Hysan Development Company, Ltd.	51,000	244,399
Jardine Matheson Holdings, Ltd.	18,500	1,223,913
Jardine Strategic Holdings, Ltd.	18,600	717,954
Jiayuan International Group, Ltd.	74,000	132,757
Kerry Properties, Ltd.	56,500	194,748
Kingboard Holdings, Ltd.	52,700	151,457
Kingboard Laminates Holdings, Ltd.	82,500	79,027
Kunlun Energy Company, Ltd.	230,900	280,521
Lee & Man Paper Manufacturing, Ltd.	119,500	108,921
Li & Fung, Ltd.	512,000	105,056
Link REIT	180,500	1,722,819

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Melco Resorts &
Entertainment, Ltd., ADR	21,300	$384,891
MTR Corp., Ltd.	126,000	654,912
New World Development Company, Ltd.	516,000	697,125
Nine Dragons Paper Holdings, Ltd.	126,900	129,577
NWS Holdings, Ltd.	127,000	267,757
PCCW, Ltd.	330,000	193,925
Power Assets Holdings, Ltd.	116,000	787,133
Shanghai Industrial Holdings, Ltd.	30,900	67,604
Shangri-La Asia, Ltd.	109,000	155,377
Shenzhen International Holdings, Ltd.	60,500	121,920
Shenzhen Investment, Ltd. (B)	246,000	80,468
Shimao Property Holdings, Ltd.	86,900	216,400
Sino Biopharmaceutical, Ltd.	504,900	463,606
Sino Land Company, Ltd.	277,000	478,193
SJM Holdings, Ltd.	171,000	155,122
Skyworth Digital Holdings, Ltd.	140,000	34,507
SSY Group, Ltd.	112,000	115,491
Sun Art Retail Group, Ltd.	173,700	194,914
Sun Hung Kai Properties, Ltd.	134,500	1,922,847
Swire Pacific, Ltd., Class A	41,500	460,174
Swire Properties, Ltd.	96,400	336,646
Techtronic Industries Company, Ltd.	116,000	629,096
The Bank of East Asia, Ltd.	105,400	356,165
The Wharf Holdings, Ltd.	105,000	281,844
Towngas China Company, Ltd. (A)	76,000	59,354
WH Group, Ltd. (C)	742,500	542,109
Wharf Real Estate Investment
Company, Ltd.	102,000	615,189
Wheelock & Company, Ltd.	69,000	397,054
Yue Yuen Industrial Holdings, Ltd.	64,000	186,501
Yuexiu Property Company, Ltd.	436,000	81,154
		55,083,400
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	32,225	357,148
OTP Bank NYRT	19,625	787,022
Richter Gedeon NYRT	12,288	242,074
		1,386,244
Indonesia - 0.1%
Adaro Energy Tbk PT	203,600	18,341
Astra International Tbk PT	235,200	140,863
Bank Central Asia Tbk PT	113,200	206,510
Bank Danamon Indonesia Tbk PT	38,300	19,915
Bank Mandiri Persero Tbk PT	215,000	111,568
Bank Negara Indonesia Persero Tbk PT	81,500	48,683
Bank Rakyat Indonesia Persero Tbk PT	653,900	165,947
Bank Tabungan Negara Persero Tbk PT	60,400	11,306
Bumi Serpong Damai Tbk PT (A)	132,800	12,569
Charoen Pokphand Indonesia Tbk PT	107,400	44,772
Gudang Garam Tbk PT	4,100	23,570
Hanjaya Mandala Sampoerna Tbk PT	141,500	36,533
Indah Kiat Pulp & Paper Corp. Tbk PT	39,800	29,332
Indocement Tunggal Prakarsa Tbk PT	15,500	20,772
Indofood CBP Sukses Makmur Tbk PT	30,700	21,187
Indofood Sukses Makmur Tbk PT	65,500	30,257
Jasa Marga Persero Tbk PT	30,800	8,894
Kalbe Farma Tbk PT	309,000	32,990
Matahari Department Store Tbk PT	37,900	12,629
Pakuwon Jati Tbk PT	244,300	10,093
Perusahaan Gas Negara Persero Tbk PT	162,100	22,279
Semen Indonesia Persero Tbk PT	44,900	37,821
Surya Citra Media Tbk PT	81,600	10,967
Telekomunikasi Indonesia Persero
Tbk PT	597,400	154,593
Tower Bersama Infrastructure Tbk PT	23,200	6,500
Unilever Indonesia Tbk PT	16,300	48,234
United Tractors Tbk PT	15,500	29,865
Waskita Karya Persero Tbk PT	78,100	8,557
		1,325,547
Ireland - 0.8%
AerCap Holdings NV (A)	20,800	1,099,696
AIB Group PLC	79,344	348,973
Bank of Ireland Group PLC	94,480	599,885
CRH PLC	82,720	2,275,424
DCC PLC	8,535	644,876
James Hardie Industries PLC	41,810	491,196
Kerry Group PLC, Class A	15,581	1,612,010
Paddy Power Betfair PLC	8,246	740,723
Ryanair Holdings PLC, ADR (A)	2,353	193,722
Shire PLC	79,853	4,663,536
Smurfit Kappa Group PLC	21,952	593,406
		13,263,447
Isle of Man - 0.0%
GVC Holdings PLC	47,864	451,435
Israel - 0.3%
Azrieli Group, Ltd.	3,490	175,471
Bank Hapoalim BM	85,886	590,030
Bank Leumi Le-Israel BM	121,102	796,922
Bezeq The Israeli Telecommunication
Corp., Ltd.	171,702	198,234
Check Point Software
Technologies, Ltd. (A)	10,200	1,140,462
Elbit Systems, Ltd.	1,949	239,391
Israel Chemicals, Ltd.	56,141	329,426
Mizrahi Tefahot Bank, Ltd.	11,426	207,933
Nice, Ltd. (A)	4,904	568,847
Teva Pharmaceutical Industries, Ltd. (A)	14,634	314,711
Teva Pharmaceutical Industries, Ltd.,
ADR (A)	63,700	1,372,098
		5,933,525
Italy - 0.4%
Assicurazioni Generali SpA	36,222	611,339
Atlantia SpA	14,759	303,204
Davide Campari-Milano SpA	16,319	136,512
Enel SpA	236,146	1,284,654
Eni SpA	73,149	1,180,289
Ferrari NV	3,454	379,153
Intesa Sanpaolo SpA	433,165	1,006,229
Leonardo SpA	12,051	119,185
Luxottica Group SpA (B)	4,631	270,629
Mediobanca Banca di Credito
Finanziario SpA	17,538	154,874
Moncler SpA	5,216	170,850
Pirelli & C. SpA (A)(C)	11,082	78,139
Poste Italiane SpA (C)	17,274	131,309
Prysmian SpA	7,014	128,615
Recordati SpA	3,048	98,259
Snam SpA	62,840	275,732
Telecom Italia SpA (A)	332,177	216,445
Telecom Italia SpA	185,454	104,532
Terna Rete Elettrica Nazionale SpA (B)	38,610	216,397
UniCredit SpA (B)	58,333	752,944
		7,619,290

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan - 17.0%
ABC-Mart, Inc.	2,700	$151,933
Acom Company, Ltd.	36,500	134,160
Aeon Company, Ltd.	53,500	1,285,265
AEON Financial Service Company, Ltd.	9,600	186,070
Aeon Mall Company, Ltd.	8,500	153,078
AGC, Inc.	16,200	550,501
Air Water, Inc.	12,800	207,373
Aisin Seiki Company, Ltd.	14,100	558,620
Ajinomoto Company, Inc.	39,800	690,441
Alfresa Holdings Corp.	16,800	447,332
Alps Electric Company, Ltd.	16,800	390,563
Amada Holdings Company, Ltd.	29,900	325,810
ANA Holdings, Inc.	10,300	367,996
Aozora Bank, Ltd.	10,100	332,678
Asahi Group Holdings, Ltd.	31,900	1,339,897
Asahi Kasei Corp.	111,600	1,224,944
Asics Corp.	13,500	195,173
Astellas Pharma, Inc.	165,400	2,548,780
Bandai Namco Holdings, Inc.	17,400	732,160
Benesse Holdings, Inc.	6,000	178,226
Bridgestone Corp.	53,600	2,179,352
Brother Industries, Ltd.	19,900	332,998
Calbee, Inc.	6,800	226,128
Canon, Inc.	88,200	2,502,945
Casio Computer Company, Ltd.	16,900	236,236
Central Japan Railway Company	12,700	2,615,097
Chubu Electric Power Company, Inc.	53,100	797,307
Chugai Pharmaceutical Company, Ltd.	19,700	1,349,763
Coca-Cola Bottlers Japan Holdings, Inc.	11,900	342,071
Concordia Financial Group, Ltd.	96,300	453,290
Credit Saison Company, Ltd.	13,400	172,343
CyberAgent, Inc.	9,000	409,448
CYBERDYNE, Inc. (A)	8,800	62,684
Dai Nippon Printing Company, Ltd.	21,000	486,063
Daicel Corp.	23,000	257,796
Daifuku Company, Ltd.	9,000	462,717
Dai-ichi Life Holdings, Inc.	96,400	1,679,934
Daiichi Sankyo Company, Ltd.	49,900	1,835,166
Daikin Industries, Ltd.	21,900	2,441,959
Daito Trust Construction Company, Ltd.	6,300	823,938
Daiwa House Industry Company, Ltd.	50,100	1,582,495
Daiwa House REIT Investment Corp.	150	340,437
Daiwa Securities Group, Inc.	141,800	784,795
DeNA Company, Ltd.	9,500	176,573
Denso Corp.	38,400	1,780,291
Dentsu, Inc.	19,000	846,075
Disco Corp.	2,500	365,841
Don Quijote Holdings Company, Ltd.	10,300	623,289
East Japan Railway Company	27,200	2,474,529
Eisai Company, Ltd.	22,200	2,044,295
Electric Power Development
Company, Ltd.	13,000	334,909
FamilyMart UNY Holdings
Company, Ltd.	5,600	794,883
FANUC Corp.	17,100	2,941,061
Fast Retailing Company, Ltd.	5,100	2,658,717
Fuji Electric Company, Ltd.	10,600	334,199
FUJIFILM Holdings Corp.	33,900	1,349,192
Fujitsu, Ltd.	17,300	1,068,609
Fukuoka Financial Group, Inc.	12,900	295,067
Hakuhodo DY Holdings, Inc.	20,600	315,539
Hamamatsu Photonics KK	12,400	432,430
Hankyu Hanshin Holdings, Inc.	19,900	676,480
Hikari Tsushin, Inc.	1,900	303,532
Hino Motors, Ltd.	22,400	229,305
Hirose Electric Company, Ltd.	2,800	296,250
Hisamitsu Pharmaceutical Company, Inc.	5,000	319,947
Hitachi Chemical Company, Ltd.	9,800	155,310
Hitachi Construction Machinery
Company, Ltd.	9,400	261,535
Hitachi High-Technologies Corp.	5,900	210,652
Hitachi Metals, Ltd.	18,500	208,669
Hitachi, Ltd.	85,300	2,484,063
Honda Motor Company, Ltd.	143,700	4,053,919
Hoshizaki Corp.	4,800	372,085
Hoya Corp.	33,500	2,047,499
Hulic Company, Ltd.	25,100	229,726
Idemitsu Kosan Company, Ltd.	12,100	441,288
IHI Corp.	13,100	399,820
Iida Group Holdings Company, Ltd.	12,900	228,167
Inpex Corp.	89,400	951,032
Isetan Mitsukoshi Holdings, Ltd.	29,400	340,913
Isuzu Motors, Ltd.	48,200	687,029
ITOCHU Corp.	124,500	2,216,067
J Front Retailing Company, Ltd.	19,900	272,417
Japan Airlines Company, Ltd.	10,300	371,913
Japan Airport Terminal Company, Ltd.	3,900	151,942
Japan Exchange Group, Inc.	44,700	806,497
Japan Post Bank Company, Ltd.	36,000	420,875
Japan Post Holdings Company, Ltd.	142,300	1,732,700
Japan Prime Realty Investment Corp.	69	269,597
Japan Real Estate Investment Corp.	113	624,777
Japan Retail Fund Investment Corp.	227	435,721
Japan Tobacco, Inc.	97,000	2,412,404
JFE Holdings, Inc.	43,300	762,752
JGC Corp.	18,400	269,027
JSR Corp.	16,800	269,697
JTEKT Corp.	18,000	229,582
JXTG Holdings, Inc.	286,700	1,738,654
Kajima Corp.	39,300	544,627
Kakaku.com, Inc.	11,600	234,010
Kamigumi Company, Ltd.	9,100	204,901
Kaneka Corp.	4,500	168,728
Kansai Paint Company, Ltd.	15,300	287,251
Kao Corp.	43,500	3,208,951
Kawasaki Heavy Industries, Ltd.	12,500	291,483
KDDI Corp.	156,100	3,667,836
Keihan Holdings Company, Ltd.	8,300	346,819
Keikyu Corp.	19,200	306,617
Keio Corp.	9,100	504,086
Keisei Electric Railway Company, Ltd.	11,400	369,896
Keyence Corp.	8,600	4,684,810
Kikkoman Corp.	12,700	743,436
Kintetsu Group Holdings Company, Ltd.	14,700	613,328
Kirin Holdings Company, Ltd.	72,400	1,706,454
Kobayashi Pharmaceutical
Company, Ltd.	4,300	299,695
Kobe Steel, Ltd.	27,000	222,750
Koito Manufacturing Company, Ltd.	9,300	501,265
Komatsu, Ltd.	81,500	2,213,716
Konami Holdings Corp.	8,200	367,570
Konica Minolta, Inc.	40,300	363,809
Kose Corp.	2,700	403,908
Kubota Corp.	87,000	1,488,670
Kuraray Company, Ltd.	28,700	446,657
Kurita Water Industries, Ltd.	8,400	225,804
Kyocera Corp.	28,300	1,532,822
Kyowa Hakko Kirin Company, Ltd.	23,200	476,998

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kyushu Electric Power Company, Inc.	33,500	$393,465
Kyushu Railway Company	14,100	466,599
Lawson, Inc.	4,300	281,837
LINE Corp. (A)	6,100	216,269
Lion Corp.	19,800	391,206
LIXIL Group Corp.	23,900	309,750
M3, Inc.	36,600	594,870
Mabuchi Motor Company, Ltd.	4,000	139,749
Makita Corp.	19,700	775,864
Marubeni Corp.	138,100	1,031,996
Marui Group Company, Ltd.	16,600	358,749
Maruichi Steel Tube, Ltd.	4,800	142,557
Mazda Motor Corp.	50,600	541,619
McDonald’s Holdings Company
Japan, Ltd.	5,600	251,257
Mebuki Financial Group, Inc.	71,100	215,186
Medipal Holdings Corp.	15,100	346,435
MEIJI Holdings Company, Ltd.	10,700	843,536
MINEBEA MITSUMI, Inc.	34,500	563,118
MISUMI Group, Inc.	25,300	576,739
Mitsubishi Chemical Holdings Corp.	113,500	931,083
Mitsubishi Corp.	119,100	3,218,844
Mitsubishi Electric Corp.	161,300	2,135,427
Mitsubishi Estate Company, Ltd.	104,200	1,672,582
Mitsubishi Gas Chemical Company, Inc.	14,400	237,151
Mitsubishi Heavy Industries, Ltd.	26,700	1,016,379
Mitsubishi Materials Corp.	9,000	253,064
Mitsubishi Motors Corp.	59,300	365,082
Mitsubishi Tanabe Pharma Corp.	22,400	344,478
Mitsubishi UFJ Financial Group, Inc.	1,040,400	5,692,454
Mitsubishi UFJ Lease & Finance
Company, Ltd.	35,000	191,370
Mitsui & Company, Ltd.	145,900	2,286,288
Mitsui Chemicals, Inc.	16,600	422,550
Mitsui Fudosan Company, Ltd.	78,600	1,884,115
Mitsui OSK Lines, Ltd.	10,000	235,347
Mizuho Financial Group, Inc.	2,121,400	3,518,684
MS&AD Insurance Group Holdings, Inc.	43,000	1,305,025
Murata Manufacturing Company, Ltd.	15,900	2,436,673
Nabtesco Corp.	9,900	274,699
Nagoya Railroad Company, Ltd.	15,800	396,221
NEC Corp.	22,600	701,749
Nexon Company, Ltd. (A)	39,800	473,198
NGK Insulators, Ltd.	23,400	347,857
NGK Spark Plug Company, Ltd.	14,000	288,179
NH Foods, Ltd.	8,000	297,332
Nidec Corp.	19,700	2,636,240
Nikon Corp.	28,700	451,116
Nintendo Company, Ltd.	10,000	3,041,427
Nippon Building Fund, Inc.	115	716,724
Nippon Electric Glass Company, Ltd.	7,300	196,613
Nippon Express Company, Ltd.	6,600	398,338
Nippon Paint Holdings Company, Ltd.	13,100	466,506
Nippon Prologis REIT, Inc.	148	306,321
Nippon Steel & Sumitomo Metal Corp.	67,300	1,233,155
Nippon Telegraph & Telephone Corp.	61,000	2,516,314
Nippon Yusen KK	13,200	224,419
Nissan Chemical Industries, Ltd.	11,100	603,208
Nissan Motor Company, Ltd.	203,700	1,786,150
Nisshin Seifun Group, Inc.	17,400	366,838
Nissin Foods Holdings Company, Ltd.	5,500	356,477
Nitori Holdings Company, Ltd.	7,000	938,661
Nitto Denko Corp.	14,500	794,341
NOK Corp.	6,900	104,334
Nomura Holdings, Inc.	305,700	1,376,106
Nomura Real Estate Holdings, Inc.	10,700	211,416
Nomura Real Estate Master Fund, Inc.	326	435,613
Nomura Research Institute, Ltd.	10,000	440,243
NSK, Ltd.	32,100	302,552
NTT Data Corp.	55,100	640,803
NTT DOCOMO, Inc.	116,400	2,700,431
Obayashi Corp.	57,000	569,490
Obic Company, Ltd.	5,600	485,603
Odakyu Electric Railway Company, Ltd.	25,300	567,712
Oji Holdings Corp.	74,500	435,547
Olympus Corp.	25,500	717,595
Omron Corp.	16,900	745,929
Ono Pharmaceutical Company, Ltd.	33,200	804,175
Oracle Corp. Japan	3,300	214,540
Oriental Land Company, Ltd.	17,600	1,755,573
ORIX Corp.	117,000	1,899,777
Osaka Gas Company, Ltd.	32,300	589,593
Otsuka Corp.	9,100	307,506
Otsuka Holdings Company, Ltd.	34,300	1,676,550
Panasonic Corp.	194,800	2,010,122
Park24 Company, Ltd.	10,000	270,262
Persol Holdings Company, Ltd.	15,500	291,043
Pola Orbis Holdings, Inc.	7,900	223,342
Rakuten, Inc.	75,000	604,574
Recruit Holdings Company, Ltd.	97,100	2,679,077
Renesas Electronics Corp. (A)	74,600	352,592
Resona Holdings, Inc.	184,300	979,956
Ricoh Company, Ltd.	58,200	566,483
Rinnai Corp.	2,900	208,106
Rohm Company, Ltd.	8,300	581,692
Ryohin Keikaku Company, Ltd.	2,100	566,946
Sankyo Company, Ltd.	3,700	148,209
Santen Pharmaceutical Company, Ltd.	31,800	546,301
SBI Holdings, Inc.	20,100	456,984
Secom Company, Ltd.	18,400	1,558,232
Sega Sammy Holdings, Inc.	15,500	219,074
Seibu Holdings, Inc.	19,600	362,603
Seiko Epson Corp.	25,100	399,329
Sekisui Chemical Company, Ltd.	32,200	523,890
Sekisui House, Ltd.	54,800	827,110
Seven & i Holdings Company, Ltd.	66,200	2,888,713
Seven Bank, Ltd.	53,200	165,206
SG Holdings Company, Ltd.	8,200	201,273
Sharp Corp.	15,300	228,301
Shimadzu Corp.	19,800	463,420
Shimamura Company, Ltd.	2,000	170,228
Shimano, Inc.	6,500	951,946
Shimizu Corp.	49,600	424,854
Shin-Etsu Chemical Company, Ltd.	32,100	2,866,565
Shinsei Bank, Ltd.	13,100	180,269
Shionogi & Company, Ltd.	24,200	1,605,033
Shiseido Company, Ltd.	33,400	2,127,743
Showa Denko KK	12,100	485,558
Showa Shell Sekiyu KK	16,400	254,491
SMC Corp.	5,100	1,741,830
SoftBank Group Corp.	72,700	6,137,309
Sohgo Security Services Company, Ltd.	6,200	292,290
Sompo Holdings, Inc.	30,000	1,158,866
Sony Corp.	111,600	5,897,487
Sony Financial Holdings, Inc.	16,400	343,296
Stanley Electric Company, Ltd.	11,600	338,621
Subaru Corp.	54,100	1,204,683
SUMCO Corp.	20,700	319,538

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Chemical Company, Ltd.	131,500	$715,847
Sumitomo Corp.	99,200	1,526,225
Sumitomo Dainippon Pharma
Company, Ltd.	14,100	461,142
Sumitomo Electric Industries, Ltd.	66,300	933,120
Sumitomo Heavy Industries, Ltd.	9,800	326,667
Sumitomo Metal Mining Company, Ltd.	20,200	589,071
Sumitomo Mitsui Financial Group, Inc.	118,300	4,355,193
Sumitomo Mitsui Trust Holdings, Inc.	29,200	1,173,089
Sumitomo Realty & Development
Company, Ltd.	31,400	1,165,568
Sumitomo Rubber Industries, Ltd.	14,600	195,335
Sundrug Company, Ltd.	6,300	213,087
Suntory Beverage & Food, Ltd.	12,400	521,459
Suzuken Company, Ltd.	6,200	333,869
Suzuki Motor Corp.	30,200	1,506,768
Sysmex Corp.	14,600	780,596
T&D Holdings, Inc.	50,300	713,956
Taiheiyo Cement Corp.	10,700	362,491
Taisei Corp.	18,700	823,160
Taisho Pharmaceutical Holdings
Company, Ltd.	3,200	370,726
Taiyo Nippon Sanso Corp.	11,200	189,303
Takashimaya Company, Ltd.	11,900	173,217
Takeda Pharmaceutical Company, Ltd.	63,000	2,371,671
TDK Corp.	11,400	904,643
Teijin, Ltd.	15,700	271,408
Terumo Corp.	26,700	1,574,433
The Bank of Kyoto, Ltd.	4,500	216,873
The Chiba Bank, Ltd.	53,700	353,040
The Chugoku Electric Power
Company, Inc.	24,000	303,294
The Kansai Electric Power
Company, Inc.	61,900	929,326
The Shizuoka Bank, Ltd.	38,000	341,848
The Yokohama Rubber Company, Ltd.	10,100	211,810
THK Company, Ltd.	10,600	244,305
Tobu Railway Company, Ltd.	16,900	484,653
Toho Company, Ltd.	9,900	344,956
Toho Gas Company, Ltd.	6,400	259,419
Tohoku Electric Power Company, Inc.	36,800	481,711
Tokio Marine Holdings, Inc.	60,000	2,963,912
Tokyo Century Corp.	3,700	177,215
Tokyo Electric Power Company
Holdings, Inc. (A)	127,100	772,756
Tokyo Electron, Ltd.	13,800	1,948,133
Tokyo Gas Company, Ltd.	34,000	876,744
Tokyo Tatemono Company, Ltd.	16,600	189,340
Tokyu Corp.	43,700	761,583
Tokyu Fudosan Holdings Corp.	53,500	300,515
Toppan Printing Company, Ltd.	21,700	349,463
Toray Industries, Inc.	122,400	961,548
Toshiba Corp. (A)	57,400	1,781,171
Tosoh Corp.	23,300	328,581
TOTO, Ltd.	12,700	492,223
Toyo Seikan Group Holdings, Ltd.	13,200	300,737
Toyo Suisan Kaisha, Ltd.	7,700	264,668
Toyoda Gosei Company, Ltd.	5,900	114,132
Toyota Industries Corp.	12,800	659,127
Toyota Motor Corp.	200,900	12,144,685
Toyota Tsusho Corp.	18,700	646,509
Trend Micro, Inc.	10,400	597,578
Tsuruha Holdings, Inc.	3,200	316,675
Unicharm Corp.	35,500	1,111,723
United Urban Investment Corp.	251	399,734
USS Company, Ltd.	19,200	340,933
West Japan Railway Company	14,400	1,005,129
Yahoo Japan Corp.	248,500	712,587
Yakult Honsha Company, Ltd.	9,700	733,608
Yamada Denki Company, Ltd.	53,900	260,738
Yamaguchi Financial Group, Inc.	17,200	178,246
Yamaha Corp.	12,000	517,394
Yamaha Motor Company, Ltd.	25,000	515,553
Yamato Holdings Company, Ltd.	27,000	714,506
Yamazaki Baking Company, Ltd.	10,400	219,188
Yaskawa Electric Corp.	20,900	657,073
Yokogawa Electric Corp.	20,300	374,462
ZOZO, Inc.	18,100	403,339
		287,539,003
Jersey, Channel Islands - 0.0%
Randgold Resources, Ltd.	8,136	650,575
Luxembourg - 0.2%
ArcelorMittal	68,013	1,555,508
Eurofins Scientific SE	1,156	502,854
Millicom International Cellular SA	6,100	360,315
Reinet Investments SCA	14,952	218,226
RTL Group SA	2,750	164,607
SES SA	36,887	798,751
Tenaris SA	13,552	164,142
		3,764,403
Macau - 0.1%
MGM China Holdings, Ltd.	82,000	141,037
Sands China, Ltd.	204,800	893,074
Wynn Macau, Ltd.	135,600	310,889
		1,345,000
Malaysia - 0.1%
AirAsia Group BHD	25,000	18,450
Alliance Bank Malaysia BHD	11,400	11,189
AMMB Holdings BHD	24,400	24,897
Astro Malaysia Holdings BHD	26,400	7,583
Axiata Group BHD	43,900	38,195
British American Tobacco
Malaysia BHD	2,000	18,036
CIMB Group Holdings BHD	69,500	95,933
Dialog Group BHD	46,100	35,061
DiGi.Com BHD	45,000	45,670
FGV Holdings BHD	27,700	5,863
Fraser & Neave Holdings BHD	1,400	11,161
Gamuda BHD	32,600	18,432
Genting BHD	32,700	49,157
Genting Malaysia BHD	46,500	31,892
Genting Plantations BHD	1,400	3,177
HAP Seng Consolidated BHD	7,100	16,728
Hartalega Holdings BHD	18,100	27,719
Hong Leong Bank BHD	8,300	40,519
Hong Leong Financial Group BHD	2,700	12,472
IHH Healthcare BHD	35,200	45,226
IJM Corp. BHD	46,400	18,116
IOI Corp. BHD	24,500	24,904
IOI Properties Group BHD	31,900	12,447
Kuala Lumpur Kepong BHD	5,200	30,459
Malayan Banking BHD	54,400	122,317
Malaysia Airports Holdings BHD	11,900	21,845
Maxis BHD	33,400	43,389
MISC BHD	17,800	26,216
My EG Services BHD	29,000	7,749

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Nestle Malaysia BHD	800	$28,562
Petronas Chemicals Group BHD	34,700	76,393
Petronas Dagangan BHD	1,800	11,111
Petronas Gas BHD	10,500	47,663
PPB Group BHD	6,800	28,572
Press Metal Aluminium Holdings BHD	16,400	18,710
Public Bank BHD	40,400	240,992
RHB Bank BHD	14,500	18,230
Sime Darby BHD	36,700	20,158
Sime Darby Plantation BHD	32,900	36,916
Sime Darby Property BHD	51,500	12,289
SP Setia BHD Group	24,600	12,663
Telekom Malaysia BHD	23,300	13,021
Tenaga Nasional BHD	45,700	155,949
Top Glove Corp. BHD	19,000	27,194
UMW Holdings BHD	5,300	6,410
Westports Holdings BHD	12,300	11,087
YTL Corp. BHD	51,078	13,698
		1,644,420
Mexico - 1.1%
Alfa SAB de CV, Class A	438,600	439,381
Alsea SAB de CV	71,800	179,943
America Movil SAB de CV, Series L	4,866,800	3,266,253
Arca Continental SAB de CV	63,900	330,492
Banco Santander Mexico SA, B Shares	265,880	326,835
Cemex SAB de CV (A)	2,111,048	1,084,889
Coca-Cola Femsa SAB de CV, Series L	76,200	461,496
El Puerto de Liverpool SAB de CV,
Series C1	27,100	161,452
Fibra Uno Administracion SA de CV	488,700	492,212
Fomento Economico Mexicano SAB de
CV (B)	281,100	2,435,797
Fresnillo PLC	18,815	181,120
Gruma SAB de CV, Class B	30,885	338,383
Grupo Aeroportuario del Pacifico SAB
de CV, B Shares	51,800	360,599
Grupo Aeroportuario del Sureste SAB de
CV, B Shares	30,225	404,896
Grupo Bimbo SAB de CV, Series A	237,800	454,599
Grupo Carso SAB de CV, Series A1	66,200	211,606
Grupo Financiero Banorte SAB de CV,
Series O	374,500	1,716,679
Grupo Financiero Inbursa SAB de CV,
Series O	336,300	449,584
Grupo Mexico SAB de CV, Series B	507,200	1,045,362
Grupo Televisa SAB	353,400	964,161
Industrias Penoles SAB de CV	19,840	226,339
Infraestructura Energetica Nova SAB de
CV (B)	77,400	293,686
Kimberly-Clark de Mexico SAB de CV,
Class A (B)	219,500	325,037
Mexichem SAB de CV	152,635	356,208
Promotora y Operadora de
Infraestructura SAB de CV	32,555	287,583
Wal-Mart de Mexico SAB de CV	756,200	1,873,247
		18,667,839
Netherlands - 4.9%
ABN AMRO Group NV (C)	70,656	1,802,555
Aegon NV	304,530	1,695,617
Akzo Nobel NV	42,135	3,540,684
ASML Holding NV	68,409	11,693,087
EXOR NV	3,250	191,671
Heineken Holding NV	19,225	1,702,034
Heineken NV	43,307	3,970,563
ING Groep NV	650,457	7,878,184
Koninklijke Ahold Delhaize NV	208,060	5,361,775
Koninklijke DSM NV	30,343	2,694,500
Koninklijke KPN NV	561,007	1,664,230
Koninklijke Philips NV	157,147	5,959,024
Koninklijke Vopak NV	11,633	510,160
NN Group NV	51,374	2,191,204
NXP Semiconductors NV	57,300	4,777,101
QIAGEN NV (A)	16,807	594,774
Randstad NV	19,997	976,635
Royal Dutch Shell PLC, A Shares	401,486	12,164,179
Royal Dutch Shell PLC, B Shares	327,381	10,025,400
Wolters Kluwer NV	48,411	2,926,749
		82,320,126
New Zealand - 0.1%
a2 Milk Company, Ltd. (A)	43,615	312,018
Auckland International Airport, Ltd.	57,313	284,292
Fisher & Paykel Healthcare Corp., Ltd.	33,744	309,647
Fletcher Building, Ltd. (A)	49,378	161,836
Meridian Energy, Ltd.	77,176	175,595
Ryman Healthcare, Ltd.	23,900	190,603
Spark New Zealand, Ltd.	109,642	319,325
		1,753,316
Norway - 0.6%
Aker BP ASA	11,844	337,348
DNB ASA	108,327	1,861,069
Equinor ASA	129,443	3,032,187
Gjensidige Forsikring ASA	23,621	369,605
Marine Harvest ASA	46,144	1,083,304
Norsk Hydro ASA	149,162	704,857
Orkla ASA	90,114	746,326
Schibsted ASA, B Shares	10,844	363,105
Telenor ASA	83,352	1,616,837
Yara International ASA	19,758	795,923
		10,910,561
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	10,200	144,228
Credicorp, Ltd.	3,953	866,853
Southern Copper Corp.	5,300	177,444
		1,188,525
Philippines - 0.4%
Aboitiz Equity Ventures, Inc.	250,250	249,297
Aboitiz Power Corp.	179,500	108,708
Alliance Global Group, Inc. (A)	491,400	107,114
Ayala Corp.	31,590	573,901
Ayala Land, Inc.	937,000	746,038
Bank of the Philippine Islands	119,060	213,775
BDO Unibank, Inc.	249,620	621,058
DMCI Holdings, Inc.	496,900	117,117
Globe Telecom, Inc.	4,325	162,755
GT Capital Holdings, Inc.	11,099	188,221
International Container Terminal
Services, Inc.	56,310	100,405
JG Summit Holdings, Inc.	367,160	337,277
Jollibee Foods Corp.	54,990	292,495
Manila Electric Company	27,550	202,385
Megaworld Corp.	1,397,600	120,341
Metro Pacific Investments Corp.	1,872,000	167,992
Metropolitan Bank & Trust Company	99,450	141,767
PLDT, Inc.	10,830	238,280
Robinsons Land Corp.	248,200	96,786

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Security Bank Corp.	31,030	$95,478
SM Investments Corp.	30,530	530,461
SM Prime Holdings, Inc.	1,285,600	852,582
Universal Robina Corp.	111,660	272,406
		6,536,639
Poland - 0.6%
Alior Bank SA (A)	13,814	198,888
Bank Handlowy w Warszawie SA	4,712	85,630
Bank Millennium SA (A)	91,040	221,494
Bank Polska Kasa Opieki SA	25,957	752,164
CCC SA	4,402	243,820
CD Projekt SA (A)	10,243	386,498
Cyfrowy Polsat SA (A)	38,496	228,231
Dino Polska SA (A)(C)	7,393	190,415
Grupa Azoty SA	7,222	62,561
Grupa Lotos SA	13,935	301,338
Jastrzebska Spolka Weglowa SA (A)	8,054	139,618
KGHM Polska Miedz SA (A)	21,303	505,170
LPP SA	197	407,478
mBank SA	2,235	240,617
Orange Polska SA (A)	98,260	124,009
PGE Polska Grupa Energetyczna SA (A)	128,962	398,729
PLAY Communications SA (C)	17,796	75,926
Polski Koncern Naftowy ORLEN SA	45,560	1,324,651
Polskie Gornictwo Naftowe i
Gazownictwo SA	261,986	445,772
Powszechna Kasa Oszczednosci Bank
Polski SA	133,017	1,435,671
Powszechny Zaklad Ubezpieczen SA	93,406	1,057,534
Santander Bank Polska SA	5,278	495,950
		9,322,164
Portugal - 0.1%
EDP - Energias de Portugal SA	233,921	818,357
Galp Energia SGPS SA	45,304	745,713
Jeronimo Martins SGPS SA	22,440	268,001
		1,832,071
Romania - 0.0%
NEPI Rockcastle PLC	38,238	303,298
Singapore - 0.4%
Ascendas Real Estate Investment Trust	86,800	162,960
BOC Aviation, Ltd. (C)	13,500	104,299
CapitaLand Commercial Trust	86,500	110,002
CapitaLand Mall Trust	84,700	139,164
CapitaLand, Ltd.	91,100	207,848
City Developments, Ltd.	14,700	90,673
ComfortDelGro Corp., Ltd.	76,500	117,499
DBS Group Holdings, Ltd.	62,500	1,116,113
Genting Singapore, Ltd.	215,400	152,948
Golden Agri-Resources, Ltd.	231,900	41,386
Jardine Cycle & Carriage, Ltd.	3,500	90,090
Keppel Corp., Ltd.	51,500	228,571
Oversea-Chinese Banking Corp., Ltd.	109,700	904,585
SATS, Ltd.	23,500	82,269
Sembcorp Industries, Ltd.	34,000	64,992
Singapore Airlines, Ltd.	19,600	136,250
Singapore Exchange, Ltd.	27,600	147,807
Singapore Press Holdings, Ltd.	55,200	106,545
Singapore Technologies
Engineering, Ltd.	54,700	141,948
Singapore Telecommunications, Ltd.	281,960	634,080
Suntec Real Estate Investment Trust	72,900	93,791
United Overseas Bank, Ltd.	46,600	855,643
UOL Group, Ltd.	18,300	81,833
Venture Corp., Ltd.	9,700	106,209
Wilmar International, Ltd.	69,900	155,139
		6,072,644
South Africa - 1.8%
Absa Group, Ltd.	73,515	817,072
Anglo American Platinum, Ltd.	5,398	173,648
AngloGold Ashanti, Ltd.	41,449	418,854
Aspen Pharmacare Holdings, Ltd.	39,750	422,131
Bid Corp., Ltd.	34,257	635,147
Capitec Bank Holdings, Ltd.	4,087	324,074
Clicks Group, Ltd.	25,788	349,351
Coronation Fund Managers, Ltd.	23,259	75,047
Discovery, Ltd.	37,471	415,446
Exxaro Resources, Ltd.	25,429	238,435
FirstRand, Ltd.	344,457	1,657,015
Fortress REIT, Ltd., Class A	102,517	125,735
Fortress REIT, Ltd., Class B	78,683	80,508
Gold Fields, Ltd.	82,618	239,608
Growthpoint Properties, Ltd.	301,568	514,208
Hyprop Investments, Ltd.	25,562	164,520
Investec PLC	58,418	356,141
Investec, Ltd.	28,154	170,369
Kumba Iron Ore, Ltd.	6,587	117,872
Liberty Holdings, Ltd.	14,560	112,358
Life Healthcare Group Holdings, Ltd.	135,064	253,476
Mediclinic International PLC	32,384	146,320
MMI Holdings, Ltd. (A)	104,195	130,394
Motus Holdings, Ltd. (A)	11,490	72,130
Mr. Price Group, Ltd.	26,171	454,853
MTN Group, Ltd.	173,891	1,094,602
Naspers, Ltd., N Shares	44,910	8,952,954
Nedbank Group, Ltd.	40,848	781,809
Netcare, Ltd.	118,884	220,519
Old Mutual, Ltd.	385,476	643,363
Old Mutual, Ltd. (London
Stock Exchange)	126,997	207,998
Pick n Pay Stores, Ltd.	36,680	194,024
Pioneer Foods Group, Ltd.	13,074	80,247
PSG Group, Ltd.	15,291	259,278
Rand Merchant Investment
Holdings, Ltd.	76,927	199,494
Redefine Properties, Ltd.	549,199	379,766
Remgro, Ltd.	54,065	787,192
Resilient REIT, Ltd.	28,108	121,674
RMB Holdings, Ltd.	71,942	405,418
Sanlam, Ltd.	185,437	1,030,640
Sappi, Ltd.	53,827	295,145
Sasol, Ltd.	56,249	1,653,962
Shoprite Holdings, Ltd.	45,332	645,808
Standard Bank Group, Ltd.	132,529	1,674,285
Steinhoff International Holdings NV (A)	75,434	9,722
Telkom SA SOC, Ltd.	28,181	115,360
The Bidvest Group, Ltd.	34,454	509,772
The Foschini Group, Ltd.	22,887	288,756
The SPAR Group, Ltd.	19,482	275,111
Tiger Brands, Ltd.	16,507	318,575
Truworths International, Ltd.	45,021	285,734
Vodacom Group, Ltd. (B)	61,742	559,284
Woolworths Holdings, Ltd.	100,961	408,602
		30,863,806
South Korea - 2.8%
Amorepacific Corp.	2,318	356,998

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
AMOREPACIFIC Group	2,170	$125,801
BGF Company, Ltd.	46	336
BGF retail Company, Ltd.	569	98,780
BNK Financial Group, Inc.	19,085	130,916
Celltrion Healthcare Company, Ltd. (A)	2,531	178,417
Celltrion Pharm, Inc. (A)	1,119	66,472
Celltrion, Inc. (A)	5,845	1,254,726
Cheil Worldwide, Inc.	5,075	106,356
CJ CheilJedang Corp.	597	179,104
CJ Corp.	1,078	125,779
CJ ENM Company, Ltd.	787	163,664
CJ Logistics Corp. (A)	592	84,111
Coway Company, Ltd.	3,743	262,055
Daelim Industrial Company, Ltd.	2,027	171,525
Daewoo Engineering & Construction
Company, Ltd. (A)	12,537	55,663
DB Insurance Company, Ltd.	3,737	225,688
DGB Financial Group, Inc.	12,672	99,717
Dongsuh Companies, Inc.	2,578	41,109
Doosan Bobcat, Inc.	3,376	99,077
Doosan Heavy Industries & Construction
Company, Ltd. (A)	4,697	47,919
E-MART, Inc.	1,506	262,474
GS Engineering & Construction Corp.	3,766	146,702
GS Holdings Corp.	3,675	169,080
GS Retail Company, Ltd.	1,981	67,168
Hana Financial Group, Inc.	21,592	725,944
Hankook Tire Company, Ltd.	5,309	202,863
Hanmi Pharm Company, Ltd.	452	179,023
Hanmi Science Company, Ltd.	949	63,072
Hanon Systems	13,792	129,616
Hanssem Company, Ltd.	790	41,480
Hanwha Life Insurance Company, Ltd.	12,752	50,540
HDC Hyundai Development
Co-Engineering & Construction (A)	2,048	76,873
HLB, Inc. (A)	2,230	169,112
Hotel Shilla Company, Ltd.	2,264	174,670
Hyundai Department Store
Company, Ltd.	1,039	87,189
Hyundai Engineering & Construction
Company, Ltd.	5,621	275,979
Hyundai Glovis Company, Ltd.	1,365	150,778
Hyundai Heavy Industries
Company, Ltd. (A)	2,736	323,208
Hyundai Heavy Industries Holdings
Company, Ltd. (A)	707	249,791
Hyundai Marine & Fire Insurance
Company, Ltd.	4,770	170,360
Hyundai Mobis Company, Ltd.	4,889	787,822
Hyundai Motor Company	10,997	1,051,094
Hyundai Steel Company	5,815	223,696
Industrial Bank of Korea	18,110	239,898
Kakao Corp.	3,605	363,071
Kangwon Land, Inc.	8,498	244,670
KB Financial Group, Inc.	28,563	1,203,899
KCC Corp.	431	107,374
KEPCO Plant Service & Engineering
Company, Ltd.	1,687	46,500
Kia Motors Corp.	18,896	514,452
Korea Aerospace Industries, Ltd. (A)	5,318	150,981
Korea Electric Power Corp.	18,546	491,486
Korea Gas Corp. (A)	2,085	95,033
Korea Investment Holdings
Company, Ltd.	3,040	184,376
Korea Zinc Company, Ltd.	606	230,319
Korean Air Lines Company, Ltd.	3,432	97,926
KT&G Corp.	8,389	778,392
Kumho Petrochemical Company, Ltd.	1,349	111,187
LG Chem, Ltd.	3,295	1,018,476
LG Corp.	6,881	443,986
LG Display Company, Ltd.	16,837	263,965
LG Electronics, Inc.	7,676	498,267
LG Household & Health Care, Ltd.	672	695,697
LG Innotek Company, Ltd.	1,075	96,173
LG Uplus Corp.	15,402	243,536
Lotte Chemical Corp.	1,242	302,891
Lotte Corp. (A)	2,131	105,323
Lotte Shopping Company, Ltd.	812	156,573
Medy-Tox, Inc.	305	153,878
Mirae Asset Daewoo Company, Ltd.	29,235	186,585
NAVER Corp.	10,064	1,138,075
NCSoft Corp.	1,259	577,418
Netmarble Corp. (C)	1,856	216,668
NH Investment & Securities
Company, Ltd.	10,288	127,765
OCI Company, Ltd.	1,300	121,474
Orange Life Insurance, Ltd. (C)	2,693	72,394
Orion Corp.	1,571	156,499
Ottogi Corp.	90	59,524
Pan Ocean Company, Ltd. (A)	18,105	74,257
Pearl Abyss Corp. (A)	424	72,789
POSCO	5,656	1,249,276
Posco Daewoo Corp.	3,730	64,288
S-1 Corp.	1,255	107,907
Samsung Biologics
Company, Ltd. (A)(C)(D)	1,065	270,133
Samsung C&T Corp.	5,491	503,156
Samsung Card Company, Ltd.	2,171	62,650
Samsung Electro-Mechanics
Company, Ltd.	4,034	435,667
Samsung Electronics Company, Ltd.	345,109	12,931,636
Samsung Engineering Company, Ltd. (A)	11,324	197,182
Samsung Fire & Marine
Insurance Company, Ltd.	2,270	551,652
Samsung Heavy Industries
Company, Ltd. (A)	31,733	210,744
Samsung Life Insurance Company, Ltd.	5,259	406,412
Samsung SDI Company, Ltd.	3,955	730,390
Samsung SDS Company, Ltd.	2,510	440,640
Samsung Securities Company, Ltd.	4,678	130,308
Shinhan Financial Group Company, Ltd.	30,674	1,131,743
Shinsegae, Inc.	538	140,004
SillaJen, Inc. (A)	4,238	268,794
SK Holdings Company, Ltd.	2,285	575,409
SK Hynix, Inc.	41,781	2,609,646
SK Innovation Company, Ltd.	4,642	815,580
SK Telecom Company, Ltd.	1,459	377,635
S-Oil Corp.	3,220	318,075
ViroMed Company, Ltd. (A)	975	172,625
Woori Bank	34,004	476,255
Yuhan Corp.	617	125,335
		46,597,666
Spain - 0.5%
ACS Actividades de Construccion y
Servicios SA	5,334	205,041
Aena SME SA (C)	1,501	238,794
Amadeus IT Group SA	9,391	673,997

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Banco Bilbao Vizcaya Argentaria SA (B)	144,601	$821,519
Banco de Sabadell SA	124,417	159,246
Banco Santander SA	352,306	1,673,613
Bankia SA	27,285	90,314
Bankinter SA	13,481	112,875
CaixaBank SA	75,965	313,800
Enagas SA	4,378	120,468
Endesa SA	6,895	154,046
Ferrovial SA	10,455	215,584
Grifols SA	6,593	185,436
Iberdrola SA	128,486	961,187
Industria de Diseno Textil SA	23,503	722,366
Mapfre SA	33,934	97,165
Naturgy Energy Group SA	7,614	188,628
Red Electrica Corp. SA	9,280	200,311
Repsol SA	28,848	496,948
Siemens Gamesa Renewable Energy
SA (A)	5,126	72,478
Telefonica SA	100,998	908,623
		8,612,439
Sweden - 1.7%
Alfa Laval AB	26,682	575,636
Assa Abloy AB, B Shares	91,821	1,709,581
Atlas Copco AB, A Shares	61,693	1,518,023
Atlas Copco AB, B Shares	35,733	811,001
Boliden AB	24,733	555,229
Electrolux AB, Series B	22,383	509,441
Epiroc AB, Class A (A)	60,843	498,508
Epiroc AB, Class B (A)	36,287	291,713
Essity AB, B Shares	55,621	1,427,578
Hennes & Mauritz AB, B Shares (B)	80,543	1,484,395
Hexagon AB, B Shares	23,759	1,185,784
Husqvarna AB, B Shares	38,943	307,210
ICA Gruppen AB (B)	7,429	269,861
Industrivarden AB, C Shares	15,639	321,484
Investor AB, B Shares	41,894	1,840,012
Kinnevik AB, B Shares	21,459	545,770
L E Lundbergforetagen AB, B Shares	7,235	216,809
Lundin Petroleum AB	16,739	441,468
Sandvik AB	103,889	1,542,866
Securitas AB, B Shares	27,990	472,440
Skandinaviska Enskilda Banken AB,
Series A	149,046	1,554,712
Skanska AB, B Shares	30,777	484,915
SKF AB, B Shares	34,539	546,550
Svenska Handelsbanken AB, A Shares	139,808	1,541,560
Swedbank AB, A Shares	82,738	1,924,781
Swedish Match AB	15,932	622,664
Tele2 AB, B Shares	45,576	570,820
Telefonaktiebolaget LM Ericsson,
B Shares	281,081	2,359,112
Telia Company AB	255,911	1,183,538
Volvo AB, B Shares	143,823	2,006,817
		29,320,278
Switzerland - 5.9%
ABB, Ltd.	150,223	3,045,746
Adecco Group AG	13,315	660,520
Baloise Holding AG	4,212	619,796
Barry Callebaut AG	174	295,376
Chocoladefabriken Lindt &
Spruengli AG	8	643,364
Chocoladefabriken Lindt & Spruengli
AG, Participation Certificates	86	586,794
Cie Financiere Richemont SA	42,488	2,760,897
Clariant AG (A)	16,068	318,515
Coca-Cola HBC AG (A)	17,641	527,679
Credit Suisse Group AG (A)	208,814	2,468,966
Dufry AG (A)(B)	2,531	269,387
EMS-Chemie Holding AG	652	351,014
Ferguson PLC	20,277	1,302,682
Geberit AG	2,991	1,166,008
Givaudan SA	747	1,844,301
Glencore PLC (A)	1,009,499	3,763,124
Julius Baer Group, Ltd. (A)	18,200	734,095
Kuehne + Nagel International AG	4,345	611,730
LafargeHolcim, Ltd. (A)	39,535	1,776,177
Lonza Group AG (A)	6,056	1,964,308
Nestle SA	253,420	21,620,020
Novartis AG	176,583	16,122,279
Pargesa Holding SA, Bearer Shares	3,159	219,008
Partners Group Holding AG	1,396	917,615
Roche Holding AG	57,216	14,852,368
Schindler Holding AG	1,577	299,710
Schindler Holding AG,
Participation Certificates	3,348	671,563
SGS SA	430	1,020,099
Sika AG	10,523	1,305,807
Sonova Holding AG	4,491	727,432
STMicroelectronics NV	69,396	1,027,893
Straumann Holding AG	834	511,557
Swiss Life Holding AG (A)	2,883	1,132,758
Swiss Prime Site AG (A)	5,990	494,984
Swiss Re AG	26,064	2,384,345
Swisscom AG	2,090	1,003,898
Temenos AG (A)	4,896	608,732
The Swatch Group AG	4,517	264,770
The Swatch Group AG, Bearer Shares	2,518	748,494
UBS Group AG (A)	314,467	4,262,690
Vifor Pharma AG	3,691	455,728
Zurich Insurance Group AG	12,465	3,918,070
		100,280,299
Taiwan - 2.1%
Acer, Inc. (A)	184,000	119,648
Advantech Company, Ltd.	21,699	165,085
Airtac International Group	7,000	74,315
ASE Technology Holding
Company, Ltd. (A)	218,000	439,260
Asia Cement Corp.	139,000	152,549
Asustek Computer, Inc.	45,000	319,557
AU Optronics Corp.	545,000	223,478
Catcher Technology Company, Ltd.	42,000	363,223
Cathay Financial Holding Company, Ltd.	542,000	857,703
Chailease Holding Company, Ltd.	73,480	230,808
Chang Hwa Commercial Bank, Ltd.	320,524	182,463
Cheng Shin Rubber Industry
Company, Ltd.	118,000	163,183
Chicony Electronics Company, Ltd.	35,526	69,704
China Airlines, Ltd.	160,000	57,282
China Development Financial
Holding Corp.	842,000	274,624
China Life Insurance Company, Ltd.	189,990	180,685
China Steel Corp.	787,000	613,987
Chunghwa Telecom Company, Ltd.	239,000	832,141
Compal Electronics, Inc.	262,000	150,175
CTBC Financial Holding Company, Ltd.	1,111,000	740,120
Delta Electronics, Inc.	132,000	559,242

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
E.Sun Financial Holding Company, Ltd.	602,864	$408,099
Eclat Textile Company, Ltd.	11,340	142,912
Eva Airways Corp.	123,687	64,800
Evergreen Marine Corp. Taiwan, Ltd.	131,900	50,086
Far Eastern New Century Corp.	204,000	189,123
Far EasTone Telecommunications
Company, Ltd.	98,000	231,014
Feng TAY Enterprise Company, Ltd.	21,000	134,129
First Financial Holding Company, Ltd.	608,658	394,917
Formosa Chemicals & Fibre Corp.	224,000	778,071
Formosa Petrochemical Corp.	78,000	283,519
Formosa Plastics Corp.	284,000	925,443
Formosa Taffeta Company, Ltd.	52,000	56,847
Foxconn Technology Company, Ltd.	59,000	119,614
Fubon Financial Holding Company, Ltd.	425,000	675,469
General Interface Solution Holding, Ltd.	11,000	37,122
Giant Manufacturing Company, Ltd.	20,000	93,170
Globalwafers Company, Ltd.	14,000	167,888
Highwealth Construction Corp.	48,000	73,287
Hiwin Technologies Corp.	14,152	111,455
Hon Hai Precision Industry
Company, Ltd.	836,800	1,964,466
Hotai Motor Company, Ltd.	18,000	139,001
HTC Corp. (A)	43,000	63,931
Hua Nan Financial Holdings
Company, Ltd.	453,054	258,637
Innolux Corp.	570,000	190,318
Inventec Corp.	157,000	113,046
Largan Precision Company, Ltd.	6,000	663,691
Lite-On Technology Corp.	135,000	180,045
Macronix International	119,641	80,370
MediaTek, Inc.	95,000	735,809
Mega Financial Holding Company, Ltd.	683,000	569,137
Micro-Star International Company, Ltd.	44,000	104,278
Nan Ya Plastics Corp.	329,000	796,101
Nanya Technology Corp.	68,000	135,861
Nien Made Enterprise Company, Ltd.	10,000	73,575
Novatek Microelectronics Corp.	36,000	152,518
Pegatron Corp.	126,000	214,925
Phison Electronics Corp.	9,000	73,604
Pou Chen Corp.	142,000	154,869
Powertech Technology, Inc.	46,000	108,555
President Chain Store Corp.	36,000	372,668
Quanta Computer, Inc.	171,000	278,226
Realtek Semiconductor Corp.	28,000	129,585
Ruentex Development Company, Ltd.	35,560	56,693
Ruentex Industries, Ltd.	23,000	68,213
Shin Kong Financial Holding
Company, Ltd.	707,988	241,383
SinoPac Financial Holdings
Company, Ltd.	657,601	228,136
Standard Foods Corp.	26,600	42,252
Synnex Technology International Corp.	90,000	106,253
TaiMed Biologics, Inc. (A)	11,000	57,877
Taishin Financial Holding Company, Ltd.	602,088	265,654
Taiwan Business Bank	214,349	73,586
Taiwan Cement Corp.	292,800	329,622
Taiwan Cooperative Financial Holding
Company, Ltd.	539,777	314,401
Taiwan High Speed Rail Corp.	123,000	123,617
Taiwan Mobile Company, Ltd.	99,000	350,703
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,558,816	11,512,321
Teco Electric & Machinery
Company, Ltd.	125,000	69,849
Uni-President Enterprises Corp.	305,000	717,540
United Microelectronics Corp.	755,000	282,109
Vanguard International
Semiconductor Corp.	57,000	120,609
Walsin Technology Corp.	20,000	123,282
Win Semiconductors Corp.	23,000	95,357
Winbond Electronics Corp.	192,000	94,389
Wistron Corp.	179,040	114,178
WPG Holdings, Ltd.	92,960	113,499
Yageo Corp.	16,556	201,317
Yuanta Financial Holding Company, Ltd.	636,000	325,279
Zhen Ding Technology Holding, Ltd.	28,000	71,538
		35,359,070
Thailand - 0.5%
Advanced Info Service PCL, Foreign
Quota Shares	72,400	394,208
Airports of Thailand PCL, Foreign
Quota Shares	295,200	573,325
Bangkok Bank PCL	18,200	117,647
Bangkok Dusit Medical Services PCL,
Foreign Quota Shares	279,700	227,922
Bangkok Expressway & Metro PCL	61,800	16,661
Bangkok Expressway & Metro PCL,
Foreign Quota Shares	409,000	110,267
Banpu PCL	32,000	16,509
Banpu PCL, Foreign Quota Shares	111,000	57,264
Berli Jucker PCL, Foreign Quota Shares	69,900	112,385
BTS Group Holdings PCL, Foreign
Quota Shares	393,600	113,270
Bumrungrad Hospital PCL, Foreign
Quota Shares	26,100	150,959
Central Pattana PCL, Foreign
Quota Shares	85,282	196,839
Charoen Pokphand Foods PCL	21,100	16,064
Charoen Pokphand Foods PCL, Foreign
Quota Shares	211,800	161,246
CP ALL PCL	10,500	21,827
CP ALL PCL, Foreign Quota Shares	345,000	717,166
Delta Electronics Thailand PCL	98,400	208,925
Electricity Generating PCL, Foreign
Quota Shares	10,300	75,246
Energy Absolute PCL, Foreign
Quota Shares	92,800	135,876
Glow Energy PCL, Foreign Quota Shares	36,300	96,098
Home Product Center PCL, Foreign
Quota Shares	282,100	130,571
Indorama Ventures PCL, Foreign
Quota Shares	115,600	190,592
IRPC PCL, Foreign Quota Shares	710,600	132,206
Kasikornbank PCL	40,800	240,402
Kasikornbank PCL, Foreign
Quota Shares	89,600	528,175
KCE Electronics PCL	200	170
Krung Thai Bank PCL	44,800	27,573
Krung Thai Bank PCL, Foreign
Quota Shares	201,800	124,202
Land & Houses PCL	227,200	70,006
Minor International PCL, Foreign
Quota Shares	137,200	151,701
PTT Exploration & Production PCL,
Foreign Quota Shares	96,300	387,962

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
PTT Global Chemical PCL, Foreign
Quota Shares	164,600	$394,732
PTT PCL, Foreign Quota Shares	753,200	1,132,660
Robinson PCL, Foreign Quota Shares	37,200	76,304
Thai Oil PCL, Foreign Quota Shares	60,900	141,349
Thai Union Group PCL, Foreign
Quota Shares	121,300	65,014
The Siam Cement PCL, Foreign
Quota Shares	26,800	360,771
The Siam Commercial Bank PCL,
Foreign Quota Shares	131,600	557,101
TMB Bank PCL, Foreign Quota Shares	631,200	44,680
True Corp. PCL	223,400	39,859
True Corp. PCL, Foreign Quota Shares	522,000	93,135
		8,408,869
Turkey - 0.2%
Akbank TAS	191,282	281,521
Anadolu Efes Biracilik Ve Malt
Sanayii AS	16,864	68,386
Arcelik AS	19,038	57,092
Aselsan Elektronik Sanayi Ve Ticaret AS	28,210	144,504
BIM Birlesik Magazalar AS	18,247	295,763
Coca-Cola Icecek AS	7,612	42,686
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	181,499	56,466
Eregli Demir ve Celik Fabrikalari TAS	120,261	175,202
Ford Otomotiv Sanayi AS	5,443	56,495
Haci Omer Sabanci Holding AS	83,835	132,443
KOC Holding AS	64,625	190,192
Petkim Petrokimya Holding AS	68,432	69,640
TAV Havalimanlari Holding AS	15,307	68,832
Tofas Turk Otomobil Fabrikasi AS	12,198	45,393
Tupras Turkiye Petrol Rafinerileri AS	10,684	255,899
Turk Hava Yollari AO (A)	45,700	149,020
Turkcell Iletisim Hizmetleri AS	95,027	231,491
Turkiye Garanti Bankasi AS	200,588	317,826
Turkiye Halk Bankasi AS	50,984	70,537
Turkiye Is Bankasi AS, Class C	141,668	115,866
Turkiye Sise ve Cam Fabrikalari AS	51,371	49,595
Turkiye Vakiflar Bankasi TAO, Class D	57,118	44,001
Ulker Biskuvi Sanayi AS (A)	15,721	47,106
Yapi ve Kredi Bankasi AS (A)	178,074	59,138
		3,025,094
United Arab Emirates - 0.0%
NMC Health PLC	9,060	382,375
United Kingdom - 10.5%
3i Group PLC	85,131	909,383
Admiral Group PLC	18,457	491,160
Anglo American PLC	92,054	1,854,391
Ashtead Group PLC	42,890	967,080
Associated British Foods PLC	31,103	963,041
AstraZeneca PLC	110,681	8,618,584
Auto Trader Group PLC (C)	81,783	458,274
Aviva PLC	358,459	1,863,404
Babcock International Group PLC	22,195	161,195
BAE Systems PLC	278,685	1,751,903
Barclays PLC	1,495,864	3,106,099
Barratt Developments PLC	88,325	522,238
Berkeley Group Holdings PLC	11,075	456,450
BP PLC	1,742,839	11,590,682
British American Tobacco PLC	200,556	7,021,788
BT Group PLC	737,102	2,466,633
Bunzl PLC	29,017	896,329
Burberry Group PLC	36,482	826,476
Centrica PLC	488,572	860,695
CNH Industrial NV	30,292	296,861
Coca-Cola European Partners PLC	6,168	297,354
Coca-Cola European Partners PLC (New
York Stock Exchange)	30,300	1,470,762
Compass Group PLC	138,072	2,960,940
ConvaTec Group PLC (C)	119,829	232,895
Croda International PLC	11,422	711,845
Diageo PLC	214,984	7,763,776
Direct Line Insurance Group PLC	126,692	530,829
easyJet PLC	13,839	196,833
Experian PLC	79,999	1,951,600
Fiat Chrysler Automobiles NV (A)	31,240	518,778
G4S PLC	134,823	334,041
GlaxoSmithKline PLC	433,339	8,983,037
Hammerson PLC	69,030	340,845
Hargreaves Lansdown PLC	24,796	604,206
HSBC Holdings PLC	1,752,426	14,905,215
Imperial Brands PLC	83,336	2,568,744
Informa PLC	108,627	959,520
InterContinental Hotels Group PLC	15,767	847,210
International Consolidated Airlines
Group SA	13,309	106,706
Intertek Group PLC	14,049	843,784
ITV PLC	315,779	586,039
J Sainsbury PLC	152,338	593,626
John Wood Group PLC	58,563	475,092
Johnson Matthey PLC	16,912	633,283
Kingfisher PLC	187,300	596,583
Land Securities Group PLC	64,068	666,185
Legal & General Group PLC	534,190	1,672,913
Lloyds Banking Group PLC	6,297,576	4,457,342
London Stock Exchange Group PLC	27,281	1,406,004
Marks & Spencer Group PLC	140,639	525,569
Meggitt PLC	67,307	446,220
Melrose Industries PLC	424,361	958,596
Merlin Entertainments PLC (C)	61,909	265,752
Micro Focus International PLC	38,118	748,578
Mondi PLC	32,018	701,123
Mondi, Ltd.	11,991	263,676
National Grid PLC	292,864	3,126,305
Next PLC	12,264	765,759
Pearson PLC	68,072	838,206
Persimmon PLC	27,136	659,555
Prudential PLC	228,626	4,507,074
Reckitt Benckiser Group PLC	58,467	4,866,859
RELX PLC	122,829	2,564,065
RELX PLC (Euronext
Amsterdam Exchange)	49,660	1,033,892
Rio Tinto PLC	103,737	4,740,975
Rio Tinto, Ltd.	35,331	1,902,803
Rolls Royce Holdings PLC, C Shares
Entitlement (A)	7,527,532	9,592
Rolls-Royce Holdings PLC (A)	146,157	1,586,396
Royal Mail PLC	78,638	321,720
RSA Insurance Group PLC	93,430	647,674
Schroders PLC	10,909	352,718
Segro PLC	87,270	673,308
Severn Trent PLC	20,424	477,818
Smith & Nephew PLC	75,885	1,384,932
Smiths Group PLC	34,446	613,063
SSE PLC	88,452	1,240,057
St. James’s Place PLC	45,947	591,057

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Standard Chartered PLC	245,806	$1,917,510
Standard Life Aberdeen PLC	205,584	698,414
Taylor Wimpey PLC	285,249	489,265
Tesco PLC	854,819	2,157,747
The British Land Company PLC	80,677	581,673
The Royal Bank of Scotland Group PLC	421,024	1,169,110
The Sage Group PLC	94,397	702,189
The Weir Group PLC	21,154	399,502
Travis Perkins PLC	21,949	309,394
Unilever NV	257,585	14,294,570
Unilever PLC	106,645	5,779,508
United Utilities Group PLC	58,941	573,215
Vodafone Group PLC	2,334,401	5,043,774
Whitbread PLC	16,006	939,413
Wm Morrison Supermarkets PLC	193,200	586,756
WPP PLC	110,624	1,221,120
		177,975,155
United States - 0.1%
Bausch Health Companies, Inc. (A)	27,421	666,409
Carnival PLC	15,717	917,379
International Flavors & Fragrances, Inc.	1	127
Nexteer Automotive Group, Ltd.	65,705	99,596
OneMarket, Ltd. (A)	8,279	4,778
		1,688,289
TOTAL COMMON STOCKS (Cost $1,639,096,761)		$1,553,021,864

PREFERRED SECURITIES - 1.0%
Brazil - 0.5%
Banco Bradesco SA	200,083	1,991,317
Braskem SA, A Shares	10,700	149,985
Centrais Eletricas Brasileiras SA, B
Shares (A)	13,000	95,325
Cia Brasileira de Distribuicao	9,400	202,898
Cia Energetica de Minas Gerais	53,700	176,655
Gerdau SA	61,600	246,800
Itau Unibanco Holding SA	289,000	2,692,449
Itausa - Investimentos Itau SA	263,560	841,043
Lojas Americanas SA	43,600	222,427
Petroleo Brasileiro SA	234,000	1,542,037
Telefonica Brasil SA	26,800	318,987
		8,479,923
Chile - 0.0%
Embotelladora Andina SA, B Shares	22,762	81,009
Sociedad Quimica y Minera de Chile
SA, B Shares	10,460	462,549
		543,558
Colombia - 0.1%
Bancolombia SA	46,216	460,445
Grupo Aval Acciones y Valores SA	398,944	127,677
Grupo de Inversiones Suramericana SA	12,302	116,325
		704,447
Germany - 0.3%
Bayerische Motoren Werke AG	4,016	292,870
FUCHS PETROLUB SE	4,961	205,695
Henkel AG & Company KGaA	13,305	1,542,108
Porsche Automobil Holding SE	11,421	733,959
Sartorius AG	2,693	343,540
Schaeffler AG	12,357	106,925
Volkswagen AG	13,853	2,351,240
		5,576,337
South Korea - 0.1%
Amorepacific Corp.	673	54,202
Hyundai Motor Company	1,815	106,556
Hyundai Motor Company, 2nd Preferred	2,759	172,158
LG Chem, Ltd.	572	100,020
LG Household & Health Care, Ltd.	156	93,346
Samsung Electronics Company, Ltd.	61,691	1,865,805
		2,392,087
TOTAL PREFERRED SECURITIES (Cost $17,868,762)		$17,696,352

EXCHANGE-TRADED FUNDS - 4.5%
iShares MSCI India ETF (B)	1,435,378	47,869,856
KraneShares Bosera MSCI China A ETF	96,009	2,522,156
VanEck Vectors Russia ETF	1,223,679	25,024,236
TOTAL EXCHANGE-TRADED FUNDS (Cost $77,005,894)		$75,416,248

WARRANTS - 0.0%
Australis Capital, Inc. (Expiration
Date: 9-19-19; Strike Price: CAD
0.25) (A)	1,849	1,141
BTS Group Holdings PCL (Expiration
Date: 12-31-19; Strike Price: THB
10.50) (A)	34,533	166
TOTAL WARRANTS (Cost $7,729)		$1,307

SECURITIES LENDING COLLATERAL - 2.2%
John Hancock Collateral Trust,
2.3749% (E)(F)	3,761,818	37,627,959
TOTAL SECURITIES LENDING COLLATERAL (Cost
$37,627,856)		$37,627,959

SHORT-TERM INVESTMENTS - 1.7%
U.S. Government Agency - 1.7%
Federal Home Loan Bank Discount Note
2.000%, 12/03/2018 *	$27,700,000	27,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $27,696,922)		$27,700,000
Total Investments (International Strategic Equity Allocation
Fund)
(Cost $1,799,303,924) - 101.2%		$1,711,463,730
Other assets and liabilities, net - (1.2%)		(20,397,638)
TOTAL NET ASSETS - 100.0%		$1,691,066,092

Currency Abbreviations

CAD	Canadian Dollar
THB	Thai Bhat

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $35,814,563.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 11-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Canadian Dollar Currency Futures	38	Long	Dec 2018	$2,896,911	$2,860,070	$(36,841)
Mini MSCI EAFE Index Futures	333	Long	Dec 2018	30,608,511	30,241,395	(367,116)
Mini MSCI Emerging Markets Index Futures	198	Long	Dec 2018	9,670,552	9,896,040	225,488
S&P/Toronto Stock Exchange 60 Index Futures	21	Long	Dec 2018	2,869,895	2,885,139	56,859
						$(121,610)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

International Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.8%
Canada - 5.2%
Alamos Gold, Inc., Class A	2,695,260	$8,678,740
Cenovus Energy, Inc.	978,400	7,231,316
Goldcorp, Inc.	801,900	7,435,674
Husky Energy, Inc.	846,100	10,507,395
Wheaton Precious Metals Corp.	1,222,000	19,185,579
		53,038,704
China - 9.4%
Baidu, Inc., ADR (A)	101,040	19,023,811
China Life Insurance Company, Ltd.,
H Shares	6,167,000	13,233,119
China Telecom Corp., Ltd., H Shares	38,565,589	20,912,315
NetEase, Inc., ADR	38,200	8,674,074
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	5,278,800	13,066,694
Sinopec Engineering Group
Company, Ltd., H Shares	9,878,200	9,182,154
Sinopharm Group Company, Ltd.,
H Shares	2,368,100	11,683,861
		95,776,028
Denmark - 2.4%
A.P. Moller - Maersk A/S, Series B	8,320	11,953,463
Vestas Wind Systems A/S	174,747	13,062,599
		25,016,062
France - 9.6%
AXA SA	563,307	13,717,834
BNP Paribas SA	469,346	23,607,360
Cie de Saint-Gobain	132,401	4,920,963
Cie Generale des Etablissements
Michelin SCA	76,815	8,049,561
Sanofi	287,297	26,046,558
TOTAL SA	186,882	10,394,380
Veolia Environnement SA	517,575	11,028,983
		97,765,639
Germany - 7.1%
Bayer AG	203,389	14,924,900
E.ON SE	1,148,304	11,738,062
Gerresheimer AG	93,509	6,678,927
Merck KGaA	117,956	13,057,552
MorphoSys AG (A)	26,993	3,095,825
Siemens AG	93,946	10,933,035
Telefonica Deutschland Holding AG	2,909,825	11,808,293
		72,236,594
Hong Kong - 4.1%
China Mobile, Ltd.	1,541,500	15,366,065
CK Hutchison Holdings, Ltd.	1,559,500	16,358,074
Kunlun Energy Company, Ltd.	4,503,400	5,471,187
Value Partners Group, Ltd.	5,403,400	4,285,284
		41,480,610
India - 1.0%
Hero MotoCorp, Ltd.	179,339	7,862,020
Jain Irrigation Systems, Ltd.	1,946,570	1,858,933
		9,720,953
Ireland - 3.1%
Bank of Ireland Group PLC	1,694,294	10,757,643
CRH PLC	225,273	6,196,707
Shire PLC	248,516	14,513,711
		31,468,061
Israel - 2.4%
Teva Pharmaceutical Industries, Ltd.,
ADR (A)	1,157,750	24,937,935
Italy - 2.0%
Eni SpA	1,247,867	20,134,847
Japan - 9.1%
Astellas Pharma, Inc.	692,500	10,671,281
Ezaki Glico Company, Ltd.	140,900	6,897,304
Mitsui Fudosan Company, Ltd.	196,300	4,705,494
Panasonic Corp.	1,283,800	13,247,404
Seven & i Holdings Company, Ltd.	245,900	10,730,129
SoftBank Group Corp.	100,600	8,492,618
Sumitomo Metal Mining Company, Ltd.	183,700	5,357,043
Sumitomo Rubber Industries, Ltd.	773,900	10,354,088
Suntory Beverage & Food, Ltd.	265,300	11,156,707
Taiheiyo Cement Corp.	341,000	11,552,290
		93,164,358
Luxembourg - 0.4%
SES SA	187,438	4,058,782
Netherlands - 9.2%
Aegon NV	543,788	3,027,801
Flow Traders (B)	187,903	5,846,943
ING Groep NV	1,468,143	17,781,807
NXP Semiconductors NV	164,100	13,681,017
QIAGEN NV (A)	286,188	10,127,750
Royal Dutch Shell PLC, B Shares	1,037,644	31,775,809
SBM Offshore NV	747,471	11,365,496
		93,606,623
Singapore - 1.5%
Singapore Telecommunications, Ltd.	6,762,400	15,207,481
Singapore Telecommunications, Ltd.,
ADR (C)	6,800	152,524
		15,360,005

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

International Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea - 8.2%
Hana Financial Group, Inc.	384,849	$12,938,989
KB Financial Group, Inc., ADR	347,683	14,640,931
Korea Electric Power Corp.	135,000	3,577,625
Lotte Chemical Corp.	41,217	10,051,748
Samsung Electronics Company, Ltd.,
GDR (B)	45,500	42,697,546
		83,906,839
Sweden - 0.0%
Getinge AB, B Shares	39,872	411,922
Switzerland - 4.8%
Landis+Gyr Group AG (A)(C)	93,107	5,799,406
Roche Holding AG	115,958	30,100,862
UBS Group AG (A)	1,004,872	13,621,327
		49,521,595
Taiwan - 2.1%
Quanta Computer, Inc.	4,145,000	6,744,143
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,027,000	14,970,000
		21,714,143
Thailand - 2.2%
Bangkok Bank PCL	607,800	3,928,895
Bangkok Bank PCL, NVDR	1,900,300	12,042,037
Kasikornbank PCL, Foreign
Quota Shares	191,400	1,128,266
Kasikornbank PCL, NVDR	862,300	5,080,839
		22,180,037
United Kingdom - 14.0%
Aviva PLC	1,238,515	6,438,264
BAE Systems PLC	1,333,413	8,382,262
Barclays PLC	6,378,926	13,245,572
BP PLC	5,398,390	35,901,780
Cobham PLC (A)	4,176,037	5,458,381
HSBC Holdings PLC	2,052,708	17,459,255
Johnson Matthey PLC	400,075	14,981,128
Kingfisher PLC	4,339,115	13,820,830
SIG PLC	79,196	108,739
Standard Chartered PLC	3,549,175	27,686,793
		143,483,004
TOTAL COMMON STOCKS (Cost $957,543,985)		$998,982,741

SECURITIES LENDING COLLATERAL - 0.6%
John Hancock Collateral Trust,
2.3749% (D)(E)	604,533	6,046,907
TOTAL SECURITIES LENDING COLLATERAL (Cost
$6,046,770)		$6,046,907

SHORT-TERM INVESTMENTS - 1.4%
U.S. Government Agency - 1.4%
Federal Home Loan Bank Discount Note
2.050%, 12/03/2018 *	$14,000,000	14,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,998,406)		$14,000,000
Total Investments (International Value Fund)
(Cost $977,589,161) - 99.8%		$1,019,029,648
Other assets and liabilities, net - 0.2%		2,490,735
TOTAL NET ASSETS - 100.0%		$1,021,520,383

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $5,754,371.
(D)	The rate shown is the annualized seven-day yield as of 11-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Mid Cap Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 90.2%
Communication services – 6.0%
Entertainment – 4.3%
Spotify Technology SA (A)	301,488	$41,116,933
Take-Two Interactive Software, Inc. (A)	244,338	26,796,548
		67,913,481
Interactive media and services – 1.7%
TripAdvisor, Inc. (A)	294,387	18,858,431
Zillow Group, Inc., Class C (A)	218,169	7,974,077
		26,832,508
		94,745,989
Consumer discretionary – 15.9%
Automobiles – 1.1%
Ferrari NV (B)	159,036	17,430,348
Diversified consumer services – 1.4%
Grand Canyon Education, Inc. (A)	180,759	22,117,671
Hotels, restaurants and leisure – 6.7%
Hilton Grand Vacations, Inc. (A)	430,018	13,786,377
Marriott Vacations Worldwide Corp.	214,013	17,377,856
Melco Resorts &
Entertainment, Ltd., ADR	758,874	13,712,853
Norwegian Cruise Line
Holdings, Ltd. (A)	310,420	15,930,754
Planet Fitness, Inc., Class A (A)	346,503	19,133,896
Vail Resorts, Inc.	90,327	25,217,492
		105,159,228
Internet and direct marketing retail – 2.7%
Wayfair, Inc., Class A (A)(B)	400,174	42,498,479
Leisure products – 1.1%
Polaris Industries, Inc.	175,801	17,052,697
Specialty retail – 1.5%
Floor & Decor Holdings, Inc.,
Class A (A)(B)	663,023	21,965,952
JAND, Inc., Class A (A)(C)(D)	57,523	857,093
		22,823,045
Textiles, apparel and luxury goods – 1.4%
Under Armour, Inc., Class A (A)(B)	208,088	4,969,141
Under Armour, Inc., Class C (A)(B)	795,191	17,756,615
		22,725,756
		249,807,224
Consumer staples – 4.7%
Beverages – 2.9%
Monster Beverage Corp. (A)	768,607	45,870,466
Food products – 1.8%
Lamb Weston Holdings, Inc.	372,309	28,556,100
		74,426,566

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy – 1.3%
Oil, gas and consumable fuels – 1.3%
Diamondback Energy, Inc.	63,067	$6,961,335
WPX Energy, Inc. (A)	975,278	13,605,128
		20,566,463
Financials – 2.5%
Capital markets – 2.5%
TD Ameritrade Holding Corp.	737,312	39,674,759
Health care – 23.6%
Biotechnology – 7.8%
Bluebird Bio, Inc. (A)(B)	27,416	3,369,152
Exact Sciences Corp. (A)	856,406	66,782,540
Galapagos NV (A)	123,449	12,461,031
Galapagos NV, ADR (A)	18,212	1,834,313
Ionis Pharmaceuticals, Inc. (A)	317,207	18,489,996
Sage Therapeutics, Inc. (A)	92,339	10,645,763
Seattle Genetics, Inc. (A)	145,363	9,096,817
		122,679,612
Health care equipment and supplies – 14.2%
Align Technology, Inc. (A)	202,879	46,639,853
Baxter International, Inc.	327,900	22,477,545
DexCom, Inc. (A)	288,170	37,343,950
Edwards Lifesciences Corp. (A)	228,692	37,050,391
Haemonetics Corp. (A)	361,392	38,770,134
Insulet Corp. (A)	313,388	26,302,655
Penumbra, Inc. (A)	116,284	16,189,058
		224,773,586
Health care technology – 1.5%
Veeva Systems, Inc., Class A (A)	248,803	23,924,896
Pharmaceuticals – 0.1%
Elanco Animal Health, Inc. (A)	30,600	1,022,346
		372,400,440
Industrials – 7.9%
Aerospace and defense – 1.8%
Harris Corp.	196,747	28,124,984
Commercial services and supplies – 1.0%
The Brink’s Company	219,309	15,531,463
Industrial conglomerates – 1.1%
Roper Technologies, Inc.	57,697	17,170,050
Machinery – 1.2%
IDEX Corp.	141,478	19,439,077
Professional services – 2.8%
CoStar Group, Inc. (A)	120,682	44,578,724
Upwork, Inc. (A)(B)	13,700	255,231
		44,833,955
		125,099,529
Information technology – 26.5%
Electronic equipment, instruments and components – 2.8%
II-VI, Inc. (A)	384,244	14,378,410
Zebra Technologies Corp., Class A (A)	166,999	30,026,420
		44,404,830
IT services – 2.3%
GoDaddy, Inc., Class A (A)	294,551	19,222,398
Shopify, Inc., Class A (A)(B)	112,441	17,165,243
		36,387,641
Semiconductors and semiconductor equipment – 4.2%
Advanced Micro Devices, Inc. (A)	1,595,435	33,982,766
Teradyne, Inc.	633,163	22,597,587
Universal Display Corp. (B)	97,682	8,971,115
		65,551,468
Software – 16.5%
2U, Inc. (A)(B)	344,453	20,112,611
Autodesk, Inc. (A)	165,915	23,974,718
Birst, Inc. (A)(D)	748,062	38,900
DraftKings, Inc. (A)(C)(D)	2,143,227	5,464,286
Fair Isaac Corp. (A)	90,596	17,995,083
Guidewire Software, Inc. (A)	530,372	49,303,381
Pivotal Software, Inc., Class A (A)	834,000	14,936,940
ServiceNow, Inc. (A)	254,952	47,234,957
Workday, Inc., Class A (A)	419,762	68,840,968
Zuora, Inc., Class A (A)	615,255	11,708,303
		259,610,147
Technology hardware, storage and peripherals – 0.7%
Logitech International SA	330,816	11,161,240
Logitech International SA	15,913	538,019
		11,699,259
		417,653,345
Materials – 1.7%
Construction materials – 1.7%
Vulcan Materials Company	250,951	26,528,030
Real estate – 0.1%
Real estate management and development – 0.1%
WeWork Companies, Inc.,
Class A (A)(C)(D)	15,058	1,656,380
TOTAL COMMON STOCKS (Cost $1,133,017,479)		$1,422,558,725

PREFERRED SECURITIES – 7.4%
Communication services – 2.8%
Interactive media and services – 2.4%
Lookout, Inc., Series F (A)(C)(D)	392,767	3,000,740
Uber Technologies, Inc. (A)(C)(D)	809,084	35,154,700
		38,155,440
Media – 0.4%
Pinterest, Inc., Series G (A)(C)(D)	960,835	6,091,694
		44,247,134
Consumer discretionary – 1.2%
Diversified consumer services – 0.3%
The Honest Company, Inc. (A)(C)(D)	142,030	4,456,901
Internet and direct marketing retail – 0.8%
Coupang LLC (A)(C)(D)	2,300,670	12,837,739
One Kings Lane, Inc. (A)(D)	529,764	84,762
		12,922,501
Specialty retail – 0.1%
JAND, Inc., Series D (A)(C)(D)	128,449	1,913,890
		19,293,292
Information technology – 0.8%
Software – 0.8%
Essence Group Holdings Corp. (A)(C)(D)	2,958,957	7,870,826
MarkLogic Corp., Series F (A)(C)(D)	507,686	5,071,783
		12,942,609
Real estate – 2.6%
Real estate management and development – 2.6%
WeWork Companies, Inc.,
Series D1 (A)(C)(D)	205,905	22,649,550
WeWork Companies, Inc.,
Series D2 (A)(C)(D)	161,782	17,796,020
		40,445,570
TOTAL PREFERRED SECURITIES (Cost $55,103,756)		$116,928,605

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL – 1.9%
John Hancock Collateral Trust,
2.3749% (E)(F)	2,889,944	$28,906,956
TOTAL SECURITIES LENDING COLLATERAL (Cost
$28,906,131)		$28,906,956

SHORT-TERM INVESTMENTS – 2.3%
Repurchase agreement – 2.3%
Societe Generale SA Tri-Party
Repurchase Agreement dated 11-30-18
at 2.270% to be repurchased at
$36,706,942 on 12-3-18, collateralized
by $135 Federal National Mortgage
Association, 5.000% due 4-1-40
(valued at $144, including interest),
$35,233,970 Government National
Mortgage Association, 3.500% -
6.000% due 11-20-36 to 12-20-64
(valued at $36,005,987, including
interest) and $1,493,800 U.S. Treasury
Notes, 1.125% - 2.500% due 12-31-20
to 3-31-23 (valued at $1,427,959,
including interest)	$36,700,000	36,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $36,700,000)		$36,700,000
Total Investments (Mid Cap Stock Fund)
(Cost $1,253,727,366) – 101.8%		$1,605,094,286
Other assets and liabilities, net – (1.8%)		(27,975,473)
TOTAL NET ASSETS – 100.0%		$1,577,118,813

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $28,340,329.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 11-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Mid Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 93.4%
Communication services – 3.4%
Entertainment – 1.4%
Viacom, Inc., Class B	599,963	$18,514,858
Media – 2.0%
CBS Corp., Class B	115,200	6,241,536
News Corp., Class A	1,311,240	17,019,895
Scholastic Corp.	82,883	3,830,023
		27,091,454
Wireless telecommunication services – 0.0%
Telephone & Data Systems, Inc.	5,462	195,157
		45,801,469
Consumer discretionary – 2.7%
Diversified consumer services – 0.9%
Strategic Education, Inc.	88,480	12,076,635
Leisure products – 0.0%
Mattel, Inc. (A)(B)	35,388	491,893
Specialty retail – 1.0%
The Gap, Inc.	85,200	2,325,108
Tiffany & Company	119,307	10,856,937
		13,182,045
Textiles, apparel and luxury goods – 0.8%
Ralph Lauren Corp.	94,714	10,551,140
		36,301,713
Consumer staples – 11.5%
Beverages – 1.5%
Carlsberg A/S, Class B	174,974	19,403,734
Molson Coors Brewing Company,
Class B	21,000	1,381,170
		20,784,904
Food and staples retailing – 2.5%
Sysco Corp.	101,783	6,860,174
The Kroger Company	905,232	26,849,181
		33,709,355
Food products – 5.5%
Archer-Daniels-Midland Company	260,263	11,977,303
Bunge, Ltd.	507,533	28,964,908
Campbell Soup Company (B)	212,300	8,322,160
Flowers Foods, Inc.	1,093,447	21,639,316
General Mills, Inc.	34,505	1,459,907
Hostess Brands, Inc. (A)	93,370	1,087,761
		73,451,355
Household products – 1.0%
Kimberly-Clark Corp.	116,300	13,417,531
Personal products – 1.0%
Edgewell Personal Care Company (A)	311,632	13,026,218
		154,389,363
Energy – 11.6%
Energy equipment and services – 1.0%
Frank’s International NV (A)(B)	555,933	4,086,108
SEACOR Holdings, Inc. (A)	53,315	2,214,705
SEACOR Marine Holdings, Inc. (A)	181,151	3,258,906
Tidewater, Inc. (A)(B)	172,500	4,102,050
		13,661,769
Oil, gas and consumable fuels – 10.6%
Apache Corp.	425,481	14,947,148
ARC Resources, Ltd.	582,301	3,988,213
Cameco Corp. (B)	1,062,078	12,617,487
Canadian Natural Resources, Ltd.	496,200	12,479,430
EQT Corp.	1,370,857	25,648,734
Equitrans Midstream Corp. (A)	854,625	19,075,230
Hess Corp.	352,093	18,974,292
Imperial Oil, Ltd.	640,326	19,107,328
Murphy Oil Corp.	366,151	11,680,217
NAC Kazatomprom JSC (A)(C)	290,197	3,691,306
		142,209,385
		155,871,154
Financials – 16.6%
Banks – 2.7%
Fifth Third Bancorp	674,262	18,832,138
Popular, Inc.	112,284	6,332,818
Westamerica Bancorporation (B)	179,214	11,326,325
		36,491,281
Capital markets – 3.2%
Franklin Resources, Inc.	476,059	16,133,640
Lazard, Ltd., Class A	99,065	3,974,488

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Northern Trust Corp.	226,542	$22,479,763
Waddell & Reed Financial, Inc.,
Class A (B)	38,500	783,860
		43,371,751
Consumer finance – 1.9%
Ally Financial, Inc.	340,149	9,075,175
Synchrony Financial	636,236	16,529,411
		25,604,586
Diversified financial services – 1.8%
Groupe Bruxelles Lambert SA	31,230	2,816,366
Jefferies Financial Group, Inc.	418,606	9,146,541
Pargesa Holding SA, Bearer Shares	90,523	6,275,799
Voya Financial, Inc.	134,301	6,036,830
		24,275,536
Insurance – 6.3%
Brighthouse Financial, Inc. (A)	157,062	6,323,316
Brown & Brown, Inc.	521,219	15,125,775
CNA Financial Corp.	320,245	15,025,895
Kemper Corp.	133,396	10,151,436
Loews Corp.	473,628	22,762,562
Marsh & McLennan Companies, Inc.	160,292	14,217,900
The Progressive Corp.	13,572	899,688
		84,506,572
Thrifts and mortgage finance – 0.7%
Capitol Federal Financial, Inc.	655,904	9,208,892
		223,458,618
Health care – 15.4%
Biotechnology – 2.0%
Alkermes PLC (A)	322,623	11,756,382
Incyte Corp. (A)	120,400	7,735,700
Seattle Genetics, Inc. (A)	123,693	7,740,708
		27,232,790
Health care equipment and supplies – 5.2%
Baxter International, Inc.	377,947	25,908,267
DENTSPLY SIRONA, Inc.	335,800	12,686,524
DexCom, Inc. (A)	12,412	1,608,471
Hologic, Inc. (A)	366,324	16,268,449
Zimmer Biomet Holdings, Inc.	113,442	13,274,983
		69,746,694
Health care providers and services – 5.2%
Cardinal Health, Inc.	237,056	12,997,780
Henry Schein, Inc. (A)	52,500	4,683,000
MEDNAX, Inc. (A)	210,851	8,476,210
Patterson Companies, Inc. (B)	849,108	21,541,870
Select Medical Holdings Corp. (A)	1,180,185	22,871,985
		70,570,845
Pharmaceuticals – 3.0%
Amneal Pharmaceuticals, Inc. (A)(B)	94,111	1,666,706
Elanco Animal Health, Inc. (A)	33,990	1,135,606
Perrigo Company PLC	408,125	25,418,025
Teva Pharmaceutical Industries, Ltd.,
ADR (A)	487,826	10,507,772
Zoetis, Inc.	10,169	954,564
		39,682,673
		207,233,002
Industrials – 8.0%
Aerospace and defense – 2.8%
Cobham PLC (A)	3,637,322	4,754,268
Textron, Inc.	594,526	33,376,690
		38,130,958
Air freight and logistics – 2.1%
C.H. Robinson Worldwide, Inc.	183,690	16,960,098
Expeditors International of
Washington, Inc.	146,825	11,171,914
		28,132,012
Commercial services and supplies – 0.6%
Cintas Corp.	41,341	7,746,477
Machinery – 2.0%
AGCO Corp.	106,739	6,370,184
Wabtec Corp. (B)	62,978	5,957,719
Xylem, Inc.	198,039	14,452,886
		26,780,789
Road and rail – 0.5%
Kansas City Southern	74,664	7,694,125
		108,484,361
Information technology – 1.5%
Electronic equipment, instruments and components – 0.8%
AVX Corp.	263,133	4,339,063
National Instruments Corp.	140,460	6,876,922
		11,215,985
Semiconductors and semiconductor equipment – 0.4%
Applied Materials, Inc.	145,300	5,416,784
Technology hardware, storage and peripherals – 0.3%
Western Digital Corp.	75,900	3,445,101
		20,077,870
Materials – 7.9%
Chemicals – 0.8%
CF Industries Holdings, Inc.	28,715	1,211,486
FMC Corp.	32,680	2,703,943
PPG Industries, Inc.	57,200	6,253,676
		10,169,105
Construction materials – 1.0%
Summit Materials, Inc., Class A (A)	225,600	3,271,200
Vulcan Materials Company	101,016	10,678,401
		13,949,601
Metals and mining – 6.1%
Barrick Gold Corp. (B)	1,377,307	17,560,664
Cia de Minas Buenaventura SAA, ADR	472,700	6,683,978
Franco-Nevada Corp.	252,479	17,482,458
Freeport-McMoRan, Inc.	343,700	4,103,778
Newmont Mining Corp.	813,656	26,313,635
Nucor Corp.	172,646	10,429,545
		82,574,058
		106,692,764
Real estate – 8.4%
Equity real estate investment trusts – 7.0%
Equity Commonwealth	644,484	20,475,257
Equity Residential	261,365	18,622,256
Forest City Realty Trust, Inc., Class A	307,231	7,772,944
Rayonier, Inc.	676,125	21,385,834
Regency Centers Corp.	143,502	9,135,337
Weyerhaeuser Company	661,655	17,474,309
		94,865,937
Real estate management and development – 1.4%
Realogy Holdings Corp. (B)	759,399	14,626,025
The St. Joe Company (A)	274,237	4,113,555
		18,739,580
		113,605,517

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Utilities – 6.4%
Electric utilities – 4.6%
Entergy Corp.	75,702	$6,590,616
FirstEnergy Corp.	1,040,291	39,354,207
PG&E Corp. (A)	611,765	16,138,361
		62,083,184
Independent power and renewable electricity producers – 1.0%
Vistra Energy Corp. (A)	539,159	12,659,453
Multi-utilities – 0.8%
SCANA Corp.	240,300	11,212,398
		85,955,035
TOTAL COMMON STOCKS (Cost $1,106,928,926)		$1,257,870,866

PREFERRED SECURITIES – 0.2%
Consumer staples – 0.2%
Food products – 0.2%
Bunge, Ltd., 4.875%	31,449	3,141,755
TOTAL PREFERRED SECURITIES (Cost $3,563,298)		$3,141,755

SECURITIES LENDING COLLATERAL – 4.3%
John Hancock Collateral Trust,
2.3749% (D)(E)	5,799,836	58,013,441
TOTAL SECURITIES LENDING COLLATERAL (Cost
$58,013,992)		$58,013,441

SHORT-TERM INVESTMENTS – 7.1%
Money market funds – 7.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
2.1426% (D)	2,000,000	2,000,000
T. Rowe Price Government Reserve Fund,
2.2493% (D)	93,346,944	93,346,944
		95,346,944
TOTAL SHORT-TERM INVESTMENTS (Cost $95,346,944)		$95,346,944
Total Investments (Mid Value Fund)
(Cost $1,263,853,160) – 105.0%		$1,414,373,006
Other assets and liabilities, net – (5.0%)		(67,703,692)
TOTAL NET ASSETS – 100.0%		$1,346,669,314

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $56,654,463.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 11-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Multi-Index Lifestyle Aggressive Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 66.5%
Equity - 66.5%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	16,443,520	$208,010,522
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $215,961,875)		$208,010,522

UNAFFILIATED INVESTMENT COMPANIES - 33.5%
Exchange-traded funds - 33.5%
Financial Select Sector SPDR Fund	202,332	5,456,894
iShares Edge MSCI Min Vol USA ETF	275,303	15,554,620
iShares Global Infrastructure ETF	21,676	895,652
Vanguard Dividend Appreciation ETF	96,571	10,424,839
Vanguard Energy ETF	46,411	4,165,851
Vanguard FTSE All World ex-US Small-Cap
ETF (D)	60,850	6,204,266
Vanguard FTSE Developed Markets ETF	28,804	1,144,959
Vanguard FTSE Emerging Markets ETF	329,664	13,084,364
Vanguard Global ex-U.S. Real Estate ETF	16,190	891,421
Vanguard Health Care ETF	23,876	4,235,602
Vanguard Information Technology ETF	19,982	3,650,112
Vanguard Materials ETF	14,827	1,794,808
Vanguard Mid-Cap ETF	138,399	21,312,064
Vanguard Real Estate ETF	33,052	2,709,603
Vanguard S&P 500 ETF	14,235	3,608,288
Vanguard Small-Cap ETF	64,037	9,562,645
TOTAL UNAFFILIATED
INVESTMENT COMPANIES (Cost
$96,483,328)		$104,695,988

SECURITIES LENDING COLLATERAL - 2.0%
John Hancock Collateral Trust, 2.3749% (E)(F)	622,193	6,223,544
TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,223,726)		$6,223,544

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
2.1426% (E)	27,478	27,478
TOTAL SHORT-TERM INVESTMENTS
(Cost $27,478)		$27,478
Total Investments (Multi-Index Lifestyle
Aggressive Portfolio) (Cost $318,696,407) - 102.0%		$318,957,532
Other assets and liabilities, net - (2.0%)		(6,141,516)
TOTAL NET ASSETS - 100.0%		$312,816,016

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $6,100,743.
(E)	The rate shown is the annualized seven-day yield as of 11-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Balanced Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 39.7%
Equity - 39.7%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	26,944,001	$340,841,613
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $351,064,876)		$340,841,613

UNAFFILIATED INVESTMENT COMPANIES - 60.3%
Exchange-traded funds - 60.3%
Financial Select Sector SPDR Fund	399,044	10,762,217
Invesco Senior Loan ETF (D)	1,822,206	41,291,188
iShares Edge MSCI Min Vol USA ETF	760,763	42,983,110
iShares Global Infrastructure ETF	42,144	1,741,390
iShares JP Morgan USD Emerging Markets
Bond ETF	187,744	19,467,175
iShares TIPS Bond ETF	93,101	10,173,146
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	562,162	19,523,886
SPDR Bloomberg Barclays Short Term High
Yield Bond ETF	484,424	12,987,407
Vanguard Dividend Appreciation ETF	266,755	28,796,202
Vanguard Energy ETF	89,844	8,064,397
Vanguard FTSE All World ex-US Small-Cap
ETF (D)	80,509	8,208,698
Vanguard FTSE Developed Markets ETF	1,076	42,771
Vanguard FTSE Emerging Markets ETF	187,082	7,425,285
Vanguard Global ex-U.S. Real Estate ETF	31,466	1,732,518
Vanguard Health Care ETF (D)	32,052	5,686,025
Vanguard Information Technology ETF	29,923	5,466,034
Vanguard Intermediate-Term Corporate
Bond ETF	928,270	76,220,252
Vanguard Materials ETF	28,742	3,479,219
Vanguard Mid-Cap ETF	195,280	30,071,167
Vanguard Real Estate ETF	64,237	5,266,149
Vanguard S&P 500 ETF	171	43,345
Vanguard Short-Term Bond ETF	453,294	35,393,196
Vanguard Short-Term Corporate Bond ETF	499,315	38,786,789
Vanguard Short-Term Inflation-Protected
Securities ETF	421,577	20,311,580
Vanguard Small-Cap ETF	81,804	12,215,791
Vanguard Total Bond Market ETF	790,760	61,789,986
Xtrackers USD High Yield Corporate
Bond ETF	222,232	10,731,583
TOTAL UNAFFILIATED
INVESTMENT COMPANIES (Cost
$512,145,533)		$518,660,506

SECURITIES LENDING COLLATERAL - 7.2%
John Hancock Collateral Trust, 2.3749% (E)(F)	6,199,295	62,009,065
TOTAL SECURITIES LENDING
COLLATERAL (Cost $62,012,284)		$62,009,065

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
2.1426% (E)	1,023	1,023
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,023)		$1,023
Total Investments (Multi-Index Lifestyle
Balanced Portfolio) (Cost $925,223,716) - 107.2%		$921,512,207
Other assets and liabilities, net - (7.2%)		(62,027,559)
TOTAL NET ASSETS - 100.0%		$859,484,648

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $60,670,500.
(E)	The rate shown is the annualized seven-day yield as of 11-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Multi-Index Lifestyle Conservative Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 12.1%
Equity - 12.1%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	1,488,855	$18,834,021
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $19,046,443)		$18,834,021

UNAFFILIATED INVESTMENT COMPANIES - 88.1%
Exchange-traded funds - 88.1%
Invesco Senior Loan ETF (D)	544,371	12,335,447
iShares Edge MSCI Min Vol USA ETF	84,745	4,788,093
iShares Global Infrastructure ETF	5,463	225,731
iShares JP Morgan USD Emerging Markets
Bond ETF	48,507	5,029,691
iShares TIPS Bond ETF	33,734	3,686,114
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	142,636	4,953,748
SPDR Bloomberg Barclays Short Term High
Yield Bond ETF	118,744	3,183,527
Vanguard Dividend Appreciation ETF	29,533	3,188,087
Vanguard Energy ETF	11,626	1,043,550
Vanguard FTSE Developed Markets ETF	196	7,791
Vanguard FTSE Emerging Markets ETF	6,804	270,051
Vanguard Global ex-U.S. Real Estate ETF	4,111	226,352
Vanguard Intermediate-Term Bond ETF	105,254	8,429,793
Vanguard Intermediate-Term Corporate
Bond ETF	339,222	27,853,518
Vanguard Materials ETF	3,719	450,185
Vanguard Mid-Cap ETF	7,524	1,158,621
Vanguard Real Estate ETF	8,310	681,254
Vanguard Short-Term Bond ETF (D)	147,695	11,532,026
Vanguard Short-Term Corporate Bond ETF	196,540	15,267,227
Vanguard Short-Term Inflation-Protected
Securities ETF (D)	152,545	7,349,618
Vanguard Small-Cap ETF	2,469	368,696
Vanguard Total Bond Market ETF	284,903	22,262,320
Xtrackers USD High Yield Corporate
Bond ETF	54,005	2,607,901
TOTAL UNAFFILIATED
INVESTMENT COMPANIES (Cost
$140,013,316)		$136,899,341

SECURITIES LENDING COLLATERAL - 8.5%
John Hancock Collateral Trust, 2.3749% (E)(F)	1,318,772	13,191,149
TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,191,470)		$13,191,149

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Conservative Portfolio (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
2.1426% (E)	435,707	$435,707
TOTAL SHORT-TERM INVESTMENTS
(Cost $435,707)		$435,707
Total Investments (Multi-Index Lifestyle
Conservative Portfolio) (Cost
$172,686,936) - 108.9%		$169,360,218
Other assets and liabilities, net - (8.9%)		(13,887,434)
TOTAL NET ASSETS - 100.0%		$155,472,784

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $12,915,182.
(E)	The rate shown is the annualized seven-day yield as of 11-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Multi-Index Lifestyle Growth Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 53.0%
Equity - 53.0%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	31,329,566	$396,319,009
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $410,360,934)		$396,319,009

UNAFFILIATED INVESTMENT COMPANIES - 46.9%
Exchange-traded funds - 46.9%
Financial Select Sector SPDR Fund	416,948	11,245,088
Invesco Senior Loan ETF (D)	724,340	16,413,544
iShares Edge MSCI Min Vol USA ETF	685,020	38,703,630
iShares Global Infrastructure ETF	43,991	1,817,708
iShares JP Morgan USD Emerging Markets
Bond ETF	101,844	10,560,204
iShares TIPS Bond ETF	38,811	4,240,878
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	236,078	8,198,989
SPDR Bloomberg Barclays Short Term High
Yield Bond ETF	208,282	5,584,040
Vanguard Dividend Appreciation ETF	240,802	25,994,576
Vanguard Energy ETF	94,836	8,512,479
Vanguard FTSE All World ex-US
Small-Cap ETF	111,739	11,392,908
Vanguard FTSE Developed Markets ETF	221,406	8,800,889
Vanguard FTSE Emerging Markets ETF	399,659	15,862,466
Vanguard Global ex-U.S. Real Estate ETF	32,846	1,808,501
Vanguard Health Care ETF (D)	38,910	6,902,634
Vanguard Information Technology ETF	34,040	6,218,087
Vanguard Intermediate-Term Corporate
Bond ETF	408,080	33,507,449
Vanguard Materials ETF	30,091	3,642,516
Vanguard Mid-Cap ETF	247,956	38,182,744
Vanguard Real Estate ETF	67,063	5,497,825
Vanguard S&P 500 ETF	149	37,769
Vanguard Short-Term Bond ETF (D)	202,452	15,807,452
Vanguard Short-Term Corporate Bond ETF	218,836	16,999,180
Vanguard Short-Term Inflation-Protected
Securities ETF	175,939	8,476,741
Vanguard Small-Cap ETF	92,862	13,867,082
Vanguard Total Bond Market ETF	347,761	27,174,045
Xtrackers USD High Yield Corporate
Bond ETF	99,636	4,811,422
TOTAL UNAFFILIATED
INVESTMENT COMPANIES (Cost
$337,499,148)		$350,260,846

SECURITIES LENDING COLLATERAL - 4.3%
John Hancock Collateral Trust, 2.3749% (E)(F)	3,252,887	32,537,324
TOTAL SECURITIES LENDING
COLLATERAL (Cost $32,537,838)		$32,537,324

SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
2.1426% (E)	1,354,906	1,354,906
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,354,906)		$1,354,906
Total Investments (Multi-Index Lifestyle
Growth Portfolio) (Cost $781,752,826) - 104.4%		$780,472,085
Other assets and liabilities, net - (4.4%)		(33,189,003)
TOTAL NET ASSETS - 100.0%		$747,283,082

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $31,833,911.
(E)	The rate shown is the annualized seven-day yield as of 11-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Multi-Index Lifestyle Moderate Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 26.0%
Equity - 26.0%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	4,904,979	$62,047,990
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $63,920,510)		$62,047,990

UNAFFILIATED INVESTMENT COMPANIES - 73.9%
Exchange-traded funds - 73.9%
Invesco Senior Loan ETF (D)	649,505	14,717,783
iShares Edge MSCI Min Vol USA ETF	220,677	12,468,251
iShares Global Infrastructure ETF	9,231	381,425
iShares JP Morgan USD Emerging Markets
Bond ETF	69,924	7,250,420

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Moderate Portfolio (continued)

	Shares or
	Principal
	Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
iShares TIPS Bond ETF	35,899	$3,922,684
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	212,794	7,390,336
SPDR Bloomberg Barclays Short Term High
Yield Bond ETF	182,579	4,894,943
Vanguard Dividend Appreciation ETF	77,378	8,352,955
Vanguard Energy ETF	19,355	1,737,305
Vanguard FTSE Developed Markets ETF	300	11,925
Vanguard FTSE Emerging Markets ETF	4,684	185,908
Vanguard Global ex-U.S. Real Estate ETF	6,907	380,299
Vanguard Intermediate-Term Bond ETF	69,535	5,569,058
Vanguard Intermediate-Term Corporate
Bond ETF	413,677	33,967,017
Vanguard Materials ETF	6,295	762,010
Vanguard Mid-Cap ETF	31,132	4,794,017
Vanguard Real Estate ETF	14,103	1,156,164
Vanguard S&P 500 ETF	47	11,914
Vanguard Short-Term Bond ETF	133,840	10,450,227
Vanguard Short-Term Corporate Bond ETF	231,203	17,959,849
Vanguard Short-Term Inflation-Protected
Securities ETF	162,558	7,832,044
Vanguard Small-Cap ETF	8,954	1,337,101
Vanguard Total Bond Market ETF	348,397	27,223,742
Xtrackers USD High Yield Corporate
Bond ETF	77,134	3,724,801
TOTAL UNAFFILIATED
INVESTMENT COMPANIES (Cost
$177,803,076)		$176,482,178

SECURITIES LENDING COLLATERAL - 8.4%
John Hancock Collateral Trust, 2.3749% (E)(F)	2,005,356	20,058,778
TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,059,496)		$20,058,778

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
2.1426% (E)	1,023	1,023
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,023)		$1,023
Total Investments (Multi-Index Lifestyle
Moderate Portfolio) (Cost $261,784,105) - 108.3%		$258,589,969
Other assets and liabilities, net - (8.3%)		(19,839,777)
TOTAL NET ASSETS - 100.0%		$238,750,192

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $19,608,341.
(E)	The rate shown is the annualized seven-day yield as of 11-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Real Estate Securities Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.4%
Information technology – 0.9%
IT services – 0.9%
IT consulting and other services – 0.9%
InterXion Holding NV (A)	61,933	$3,856,568
Real estate – 98.5%
Equity real estate investment trusts – 97.6%
Diversified REITs – 2.9%
STORE Capital Corp.	396,367	11,875,155
Health care REITs – 13.1%
HCP, Inc.	554,445	16,223,061
Omega Healthcare Investors, Inc.	130,233	4,941,040
Physicians Realty Trust	210,186	3,743,413
Ventas, Inc.	121,803	7,733,272
Welltower, Inc.	280,974	20,322,849
		52,963,635
Hotel and resort REITs – 6.0%
Host Hotels & Resorts, Inc.	538,160	10,225,040
Ryman Hospitality Properties, Inc.	132,082	9,788,597
Sunstone Hotel Investors, Inc.	260,702	3,978,313
		23,991,950
Industrial REITs – 11.4%
Americold Realty Trust	248,030	6,647,204
Prologis, Inc.	434,041	29,228,321
Rexford Industrial Realty, Inc.	301,521	9,841,645
		45,717,170
Office REITs – 12.2%
Alexandria Real Estate Equities, Inc.	116,988	14,565,006
Columbia Property Trust, Inc.	224,980	4,830,321
Douglas Emmett, Inc.	289,351	10,682,839
JBG SMITH Properties	129,634	5,194,434
Kilroy Realty Corp.	150,052	10,517,145
Paramount Group, Inc.	231,402	3,302,107
		49,091,852
Residential REITs – 17.7%
Camden Property Trust	133,810	12,733,360
Equity LifeStyle Properties, Inc.	148,001	14,730,540
Equity Residential	318,806	22,714,928
Essex Property Trust, Inc.	37,927	9,956,217
Mid-America Apartment
Communities, Inc.	105,863	10,963,172
		71,098,217
Retail REITs – 19.4%
Acadia Realty Trust	167,995	4,816,417
Agree Realty Corp.	77,267	4,602,795
Realty Income Corp.	244,478	15,668,595
Regency Centers Corp.	192,752	12,270,592
Retail Properties of America, Inc.,
Class A	463,770	5,838,864
Simon Property Group, Inc.	187,776	34,868,125
		78,065,388
Specialized REITs – 14.9%
American Tower Corp.	22,286	3,665,824
CoreSite Realty Corp.	49,761	4,849,707
CubeSmart	336,894	10,490,879
CyrusOne, Inc.	77,959	4,371,941
Equinix, Inc.	33,572	12,934,620
Extra Space Storage, Inc.	148,941	14,295,357
VICI Properties, Inc.	437,769	9,530,231
		60,138,559
		392,941,926

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Real Estate Securities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and
development – 0.9%
Real estate operating companies – 0.9%
Essential Properties Realty Trust, Inc.	244,769	$3,463,481
		396,405,407
TOTAL COMMON STOCKS (Cost $340,362,328)		$400,261,975

SHORT-TERM INVESTMENTS – 0.5%
Money market funds – 0.5%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 2.1426% (B)	1,968,406	1,968,406
TOTAL SHORT-TERM INVESTMENTS (Cost
$1,968,406)		$1,968,406
Total Investments (Real Estate
Securities Fund)
(Cost $342,330,734) – 99.9%		$402,230,381
Other assets and liabilities, net – 0.1%		352,716
TOTAL NET ASSETS – 100.0%		$402,583,097

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 11-30-18.

Real Return Bond Fund

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 123.0%
U.S. Government – 105.9%
U.S. Treasury Bonds
3.000%, 02/15/2048 (A)		$70,000	$65,939
U.S. Treasury Inflation
Protected Securities
0.125%, 04/15/2019 to 07/15/2026		169,503,639	164,658,903
0.125%, 04/15/2021 to 01/15/2022 (A)		60,298,975	58,676,629
0.250%, 01/15/2025		144,579,777	138,042,701
0.375%, 07/15/2023 to 07/15/2025		75,801,083	73,421,453
0.375%, 01/15/2027 (A)		6,520,800	6,172,175
0.500%, 01/15/2028		37,926,092	36,043,615
0.625%, 07/15/2021 to 02/15/2043		194,606,992	189,695,929
0.750%, 07/15/2028 to 02/15/2045		20,905,525	18,906,255
0.875%, 02/15/2047		39,080,648	35,452,966
1.000%, 02/15/2046 to 02/15/2048		47,961,600	44,924,120
1.125%, 01/15/2021 (A)		923,160	921,984
1.250%, 07/15/2020		22,442,380	22,484,971
1.375%, 01/15/2020 to 02/15/2044		33,674,310	34,293,156
1.750%, 01/15/2028		12,984,326	13,741,407
1.875%, 07/15/2019		22,817,232	22,852,290
2.000%, 01/15/2026		15,104,253	16,096,921
2.125%, 02/15/2040 to 02/15/2041		33,944,507	39,566,040
2.375%, 01/15/2025		126,327,834	136,522,275
2.375%, 01/15/2027 (A)		2,503,460	2,757,421
2.500%, 01/15/2029		48,170,643	54,613,467
3.375%, 04/15/2032		6,981,285	8,915,865
3.625%, 04/15/2028		55,605,681	68,053,244
3.875%, 04/15/2029		20,419,345	25,905,449
			1,212,785,175
U.S. Government Agency – 17.1%
Federal National Mortgage Association
3.146%, (12 month Treasury Average
Index + 1.200%), 10/01/2044 (B)		17,578	17,746
3.500%, TBA (C)		114,950,000	112,646,505
Federal National
Mortgage Association (continued)
4.000%, TBA (C)		83,100,000	83,534,238
			196,198,489
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $1,430,741,041)			$1,408,983,664

FOREIGN GOVERNMENT OBLIGATIONS – 4.5%
Argentina – 0.3%
Republic of Argentina
5.875%, 01/11/2028		1,170,000	875,757
6.875%, 01/26/2027		2,820,000	2,271,538
			3,147,295
Australia – 0.8%
Commonwealth of Australia
1.250%, 02/21/2022	AUD	4,100,000	3,475,142
3.000%, 09/20/2025		5,540,000	5,684,046
			9,159,188
Canada – 0.2%
Government of Canada
4.250%, 12/01/2026	CAD	2,892,788	2,772,169
Cyprus – 0.0%
Republic of Cyprus
3.750%, 07/26/2023	EUR	130,000	163,021
3.875%, 05/06/2022		110,000	136,980
			300,001
France – 0.2%
Government of France
1.850%, 07/25/2027		1,331,976	1,861,842
Italy – 0.6%
Republic of Italy
2.100%, 09/15/2021		2,699,880	3,160,977
2.350%, 09/15/2024 (D)		2,932,207	3,422,634
			6,583,611
Japan – 0.3%
Government of Japan, CPI Linked Bond
0.100%, 03/10/2028	JPY	321,801,600	2,953,947
New Zealand – 0.3%
Dominion of New Zealand, Inflation
Linked Bond
2.000%, 09/20/2025	NZD	3,600,000	2,793,943
3.000%, 09/20/2030		600,000	510,807
			3,304,750
Peru – 0.1%
Republic of Peru
5.940%, 02/12/2029 (D)	PEN	3,200,000	945,570
Qatar – 0.2%
Government of Qatar
3.875%, 04/23/2023 (D)		$1,200,000	1,202,760
5.103%, 04/23/2048 (D)		900,000	912,393
			2,115,153
Spain – 0.0%
Autonomous Community of Catalonia
4.950%, 02/11/2020	EUR	300,000	354,452
United Kingdom – 1.5%
Government of United Kingdom
1.750%, 09/07/2037	GBP	6,870,000	8,505,867
4.250%, 12/07/2027		900,000	1,444,071

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom (continued)
Government of United Kingdom,
Inflation Linked Bond
0.125%, 03/22/2026	GBP	1,477,488	$2,201,872
0.125%, 03/22/2046		145,473	278,512
0.125%, 08/10/2048		434,230	860,094
0.125%, 11/22/2056		529,845	1,172,717
0.125%, 11/22/2065		570,530	1,446,771
1.875%, 11/22/2022		1,270,925	1,900,854
			17,810,758
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$54,747,279)			$51,308,736

CORPORATE BONDS – 4.2%
Communication services – 0.5%
AT&T, Inc.
5.150%, 02/15/2050		$900,000	807,968
5.300%, 08/15/2058		300,000	268,419
AT&T, Inc. (3 month LIBOR + 0.750%)
3.071%, 06/01/2021 (B)		1,800,000	1,807,314
AT&T, Inc. (3 month LIBOR + 0.950%)
3.386%, 07/15/2021 (B)		2,400,000	2,413,068
Telefonica Emisiones SAU
5.877%, 07/15/2019		200,000	203,114
Time Warner Cable LLC
8.250%, 04/01/2019		100,000	101,549
			5,601,432
Consumer discretionary – 0.1%
eBay, Inc.
2.750%, 01/30/2023		700,000	665,353
Volkswagen Group of America
Finance LLC
2.125%, 05/23/2019 (D)		300,000	298,756
			964,109
Consumer staples – 0.1%
BAT Capital Corp. (3 month LIBOR +
0.590%) 3.204%, 08/14/2020 (B)		900,000	898,470
Energy – 0.5%
Enbridge, Inc. (3 month LIBOR +
0.400%) 2.814%, 01/10/2020 (B)		1,000,000	996,189
Petrobras Global Finance BV
4.375%, 05/20/2023		200,000	191,360
5.999%, 01/27/2028		2,838,000	2,670,558
6.125%, 01/17/2022		238,000	244,121
7.375%, 01/17/2027		1,500,000	1,551,150
			5,653,378
Financials – 2.6%
Bank of America Corp. (5.875% to
3-15-28, then 3 month LIBOR +
2.931%) 03/15/2028 (E)		770,000	735,350
Credit Suisse Group Funding
Guernsey, Ltd.
3.800%, 09/15/2022		500,000	494,052
Deutsche Bank AG
4.250%, 10/14/2021		4,200,000	4,097,845
General Motors Financial Company, Inc.
2.350%, 10/04/2019		100,000	99,253
HSBC Holdings PLC
6.000%, 03/29/2040	GBP	400,000	578,090
ING Bank NV
2.625%, 12/05/2022 (D)		$1,200,000	1,169,556
Intesa Sanpaolo SpA
6.500%, 02/24/2021 (D)		600,000	607,252
JPMorgan Chase & Co. (3 month
LIBOR + 3.470%) 5.990%,
01/30/2019 (B)(E)		1,076,000	1,080,035
Jyske Realkredit A/S
2.500%, 10/01/2047	DKK	7,804	1,234
Lehman Brothers Holdings, Inc.
5.316%, 04/05/2011 (F)	EUR	36,000	1,019
Lloyds Banking Group PLC (3 month
LIBOR + 0.800%) 3.153%,
06/21/2021 (B)		$900,000	897,909
National Rural Utilities Cooperative
Finance Corp. (3 month LIBOR +
0.375%) 2.771%, 06/30/2021 (B)		600,000	600,280
Navient Corp.
5.500%, 01/15/2019		900,000	900,450
Nordea Kredit Realkreditaktieselskab
2.500%, 10/01/2047	DKK	3,043	481
Nykredit Realkredit A/S
2.500%, 10/01/2047		17,897	2,830
Realkredit Danmark A/S
2.500%, 07/01/2047		79,265	12,511
The Goldman Sachs Group, Inc. (3
month LIBOR + 1.200%) 3.534%,
09/15/2020 (B)		$2,000,000	2,018,105
The Royal Bank of Scotland Group PLC
(3 month LIBOR + 1.550%) 3.923%,
06/25/2024 (B)		1,300,000	1,269,246
The Royal Bank of Scotland Group PLC
(4.519% to 6-25-23, then 3 month
LIBOR + 1.550%) 06/25/2024		800,000	779,081
The Toronto-Dominion Bank
2.250%, 03/15/2021 (D)		1,800,000	1,759,400
UBS AG (3 month LIBOR + 0.320%)
2.637%, 12/07/2018 (B)(D)		2,700,000	2,699,719
UBS AG (3 month LIBOR + 0.580%)
2.907%, 06/08/2020 (B)(D)		2,800,000	2,804,138
UniCredit SpA
7.830%, 12/04/2023 (D)		6,500,000	6,632,795
			29,240,631
Industrials – 0.1%
AerCap Ireland Capital DAC
3.750%, 05/15/2019		100,000	100,074
4.625%, 10/30/2020		300,000	301,738
International Lease Finance Corp.
5.875%, 04/01/2019		100,000	100,729
6.250%, 05/15/2019		400,000	404,246
8.250%, 12/15/2020		200,000	215,139
Ryder System, Inc.
2.450%, 09/03/2019		100,000	99,284
			1,221,210
Information technology – 0.0%
Dell International LLC
3.480%, 06/01/2019 (D)		200,000	199,571
VMware, Inc.
3.900%, 08/21/2027		100,000	89,427
			288,998
Real estate – 0.0%
American Tower Corp.
2.800%, 06/01/2020		100,000	98,819
Utilities – 0.3%
Consolidated Edison Company of New
York, Inc. (3 month LIBOR +
0.400%) 2.773%, 06/25/2021 (B)		400,000	399,738

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Dominion Energy Gas Holdings LLC (3
month LIBOR + 0.600%) 2.934%,
06/15/2021 (B)		$900,000	$896,031
NextEra Energy Capital Holdings, Inc. (3
month LIBOR + 0.315%) 2.636%,
09/03/2019 (B)		2,240,000	2,237,757
Sempra Energy (3 month LIBOR +
0.450%) 2.784%, 03/15/2021 (B)		500,000	498,038
			4,031,564
TOTAL CORPORATE BONDS (Cost
$48,881,619)			$47,998,611

MUNICIPAL BONDS – 0.1%
Tobacco Settlement Finance Authority
(West Virginia)
7.467%, 06/01/2047		590,000	572,300
TOTAL MUNICIPAL BONDS (Cost $564,952)			$572,300

COLLATERALIZED MORTGAGE
OBLIGATIONS – 1.5%
Commercial and residential – 1.4%
Banc of America Alternative Loan Trust
Series 2004-12, Class 1CB1
6.000%, 01/25/2035		1,913,890	1,917,638
Banc of America Mortgage Trust
Series 2005-A, Class 2A2
3.687%, 02/25/2035 (G)		155,971	154,071
Bear Stearns ALT-A Trust
Series 2003-3, Class 1A,
3.919%, 10/25/2033 (G)		1,699	1,762
Series 2004-9, Class 6A1,
4.662%, 09/25/2034 (G)		46,660	46,120
Bear Stearns ARM Trust
Series 2003-3, Class 3A2
4.047%, 05/25/2033 (G)		25,644	25,914
Bella Vista Mortgage Trust
Series 2005-1, Class 1A1 (1 month
LIBOR + 0.600%)
2.880%, 01/22/2045 (B)		470,557	453,517
Chevy Chase Funding LLC
Mortgage-Backed Certificates
Series 2004-A, Class A1 (1 month
LIBOR + 0.360%)
3.135%, 03/25/2035 (B)(D)		969,795	968,530
Citicorp Mortgage Securities Trust
Series 2007-3, Class 3A1
5.500%, 04/25/2037		114,794	113,181
Citigroup Mortgage Loan Trust
Series 2005-11, Class A1A (1 Year
CMT +2.400%)
4.490%, 05/25/2035 (B)		12,638	12,669
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A3 (1 Year CMT
+1.800%),
3.890%, 09/25/2035 (B)		14,623	14,244
Series 2015-2, Class 1A1 (1 month
LIBOR + 0.200%),
2.416%, 06/25/2047 (B)(D)		715,483	714,757
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 4A1
5.500%, 09/25/2034		639,374	649,202
CSMC Trust
Series 2010-16, Class B9,
4.195%, 06/25/2050 (D)(G)		2,142,096	1,580,026
Series 2015-12R, Class 2A2 (1 month
LIBOR + 0.500%),
2.716%, 11/30/2037 (B)(D)		1,500,000	1,303,603
GSR Mortgage Loan Trust
Series 2004-12, Class 3A6
4.479%, 12/25/2034 (G)		429,684	430,825
HarborView Mortgage Loan Trust
Series 2004-1, Class 2A,
4.203%, 04/19/2034 (G)		1,783,907	1,776,006
Series 2005-9, Class B1 (1 month
LIBOR + 0.600%),
2.901%, 06/20/2035 (B)		1,325,897	1,316,279
JPMorgan Mortgage Trust
Series 2007-A1, Class 4A2
4.571%, 07/25/2035 (G)		97,156	99,689
LMREC, Inc.
Series 2015-CRE1, Class AR (1
month LIBOR + 0.980%)
3.274%, 02/22/2032 (B)(D)		790,000	786,865
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1 (1 month
LIBOR + 0.400%)
2.715%, 03/25/2036 (B)		474,183	87,747
New York Mortgage Trust
Series 2006-1, Class 2A3
3.885%, 05/25/2036 (G)		465,774	452,067
Residential Accredit Loans Trust
Series 2006-QO6, Class A1 (1 month
LIBOR + 0.180%)
2.461%, 06/25/2046 (B)		708,344	287,122
Structured Adjustable Rate Mortgage
Loan Trust
Series 2005-19XS, Class 1A1 (1
month LIBOR + 0.320%)
2.601%, 10/25/2035 (B)		1,102,863	1,039,526
SWAN Trust
Series 2010-1, Class A (1 month
BBSW + 1.300%)
3.163%, 04/25/2041 (B)	AUD	313,769	229,621
Thornburg Mortgage Securities Trust
Series 2007-4, Class 2A1
4.291%, 09/25/2037 (G)		$1,272,548	1,268,518
WaMu Mortgage
Pass-Through Certificates
Series 2006-5, Class 3A6,
6.268%, 07/25/2036		544,545	211,015
Series 2007-HY3, Class 4A1,
3.847%, 03/25/2037 (G)		272,880	270,852
			16,211,366
U.S. Government Agency – 0.1%
Federal National Mortgage Association
Series 2003-34, Class A1,
6.000%, 04/25/2043		7,018	7,708
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		7,773	8,484
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		45,586	50,097

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National
Mortgage Association (continued)
Series 2007-63, Class FC (1 month
LIBOR + 0.350%),
2.665%, 07/25/2037 (B)		$198,643	$198,376
			264,665
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $40,087,257)			$16,476,031

ASSET BACKED SECURITIES – 4.9%
ABFC Trust
Series 2005-WF1, Class M2 (1 month
LIBOR + 0.600%)
2.881%, 10/25/2034 (B)		304,117	304,591
Ace Securities Corp. Home Equity Loan
Trust
Series 2004-OP1, Class M1 (1 month
LIBOR + 0.780%)
3.095%, 04/25/2034 (B)		541,178	530,009
Argent Securities, Inc. Asset-Backed
Pass-Through Certificates
Series 2004-W7, Class A2 (1 month
LIBOR + 1.040%)
3.355%, 05/25/2034 (B)		247,589	235,675
Aurium CLO, Ltd.
Series 2A, Class AR
0.680%, 10/13/2029 (D)	EUR	500,000	563,524
B&M CLO, Ltd.
Series 2014-1A, Class A1R (3 month
LIBOR + 0.730%)
3.166%, 04/16/2026 (B)(D)		$348,544	347,079
Barings Euro
Series 2016-1A, Class A1R
0.680%, 07/27/2030 (D)	EUR	400,000	450,260
Bayview Opportunity Master Fund IVb
Trust
Series 2018-SBR2, Class A1
3.844%, 04/28/2033 (D)		$220,629	220,792
CIFC Funding, Ltd.
Series 2015-5A, Class A1 R (3 month
LIBOR + 0.860%)
3.350%, 10/25/2027 (B)(D)		1,120,000	1,112,170
CIT Mortgage Loan Trust
Series 2007-1, Class 1A (1 month
LIBOR + 1.350%)
3.631%, 10/25/2037 (B)(D)		1,725,055	1,743,814
Citigroup Mortgage Loan Trust, Inc.
Series 2005-HE4, Class M3 (1 month
LIBOR + 0.460%)
2.775%, 10/25/2035 (B)		1,400,000	1,282,367
Series 2006-AMC1, Class A1 (1
month LIBOR + 0.145%)
2.460%, 09/25/2036 (B)(D)		2,109,882	2,020,204
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037		417,980	281,260
Countrywide Asset-Backed Certificates
Series 2005-8, Class M5 (1 month
LIBOR + 0.975%)
3.290%, 12/25/2035 (B)		500,000	508,123
Credit-Based Asset Servicing &
Securitization LLC
Series 2005-CB3, Class M4 (1 month
LIBOR + 1.050%)
3.365%, 05/25/2035 (B)		100,000	99,067
Crown Point CLO 5, Ltd.
Series 2018-5A, Class A (3 month
LIBOR + 0.940%)
3.389%, 07/17/2028 (B)(D)		4,900,000	4,873,305
CSMC Trust
Series 2017-1A, Class A
4.500%, 03/25/2021		754,022	753,933
CVP Cascade, Ltd.
Series 2013-CLO1, Class A1R (3
month LIBOR + 1.150%)
3.586%, 01/16/2026 (B)(D)		286,690	286,721
CWABS Asset-Backed Certificates Trust
Series 2005-11, Class MV3 (1 month
LIBOR + 0.530%)
2.845%, 02/25/2036 (B)		1,900,000	1,881,227
Elm Park CLO DAC
Series 1A, Class A1R (3 month
EURIBOR + 0.620%)
0.620%, 04/16/2029 (B)(D)	EUR	400,000	450,603
Evans Grove CLO, Ltd.
Series 2018-1A, Class A1 (3 month
LIBOR + 0.920%)
3.231%, 05/28/2028 (B)(D)		$1,600,000	1,589,448
First Franklin Mortgage Loan Trust
Series 2006-FF10, Class A5 (1 month
LIBOR + 0.310%)
2.625%, 07/25/2036 (B)		1,500,000	1,437,000
Halcyon Loan Advisors Funding, Ltd.
Series 2015-1A, Class AR (3 month
LIBOR + 0.920%)
3.389%, 04/20/2027 (B)(D)		500,000	498,104
Home Equity Asset Trust
Series 2004-3, Class M1 (1 month
LIBOR + 0.855%)
3.170%, 08/25/2034 (B)		411,673	406,018
ICG US CLO, Ltd.
Series 2015-2A, Class AR (3 month
LIBOR + 0.850%)
3.286%, 01/16/2028 (B)(D)		710,000	705,009
JMP Credit Advisors CLO IIIR, Ltd.
Series 2014-1RA, Class A (3 month
LIBOR + 0.850%)
3.299%, 01/17/2028 (B)(D)		900,000	893,170
Long Beach Mortgage Loan Trust
Series 2006-WL1, Class 1A1 (1
month LIBOR + 0.460%)
2.775%, 01/25/2046 (B)		11,650	11,649
Loomis Sayles CLO II, Ltd.
Series 2015-2A, Class A1R (3 month
LIBOR + 0.900%)
3.336%, 04/15/2028 (B)(D)		1,190,000	1,182,528
Monarch Grove CLO, Ltd
Series 2018-1A, Class A1 (3 month
LIBOR + 0.880%)
3.370%, 01/25/2028 (B)(D)		1,600,000	1,588,672
Morgan Stanley ABS Capital I, Inc.
Trust
Series 2004-NC7, Class M3 (1 month
LIBOR + 0.975%)
3.290%, 07/25/2034 (B)		87,772	86,812
Series 2005-HE2, Class M2 (1 month
LIBOR + 0.660%)
2.975%, 01/25/2035 (B)		1,003,645	983,607
Navient Student Loan Trust
Series 2016-7A, Class A (1 month
LIBOR + 1.150%)
3.431%, 03/25/2066 (B)(D)		1,290,376	1,312,140

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Neuberger Berman CLO XIX, Ltd.
Series 2015-19A, Class A1R2 (3
month LIBOR + 0.800%)
3.236%, 07/15/2027 (B)(D)		$950,000	$942,296
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class A1R (3 month
LIBOR + 0.850%)
3.286%, 07/15/2027 (B)(D)		340,000	337,482
Penta CLO 2 BV
Series 2015-2A, Class AR (3 month
EURIBOR + 0.790%)
0.790%, 08/04/2028 (B)(D)	EUR	1,000,000	1,131,240
RASC Series Trust
Series 2005-KS8, Class M4 (1 month
LIBOR + 0.590%)
2.905%, 08/25/2035 (B)		$3,000,000	3,002,153
RMAT LP
Series 2018-NPL1, Class A1
4.090%, 05/25/2048 (D)		883,620	878,321
SLM Student Loan Trust
Series 2008-9, Class A (3 month
LIBOR + 1.500%)
3.990%, 04/25/2023 (B)		4,060,366	4,105,784
Sound Point CLO IX, Ltd.
Series 2015-2A, Class AR (3 month
LIBOR + 0.880%)
3.349%, 07/20/2027 (B)(D)		300,000	298,362
Sound Point CLO VIII, Ltd.
Series 2015-1A, Class AR (3 month
LIBOR + 0.860%)
3.296%, 04/15/2027 (B)(D)		900,000	895,314
Structured Asset Investment Loan Trust
Series 2005-10, Class A1 (1 month
LIBOR + 0.440%)
2.535%, 12/25/2035 (B)		722,381	715,738
Symphony CLO XV, Ltd.
Series 2014-15A, Class AR (3 month
LIBOR + 1.180%)
3.629%, 10/17/2026 (B)(D)		357,101	357,208
Symphony CLO XVII, Ltd.
Series 2016-17A, Class AR (3 month
LIBOR + 0.880%)
3.316%, 04/15/2028 (B)(D)		320,000	317,961
Telos CLO, Ltd.
Series 2014-5A, Class A1R (3 month
LIBOR + 0.950%)
3.399%, 04/17/2028 (B)(D)		510,000	507,793
TICP CLO I, Ltd.
Series 2015-1A, Class AR (3 month
LIBOR + 0.800%)
3.269%, 07/20/2027 (B)(D)		350,000	347,261
TICP CLO III-2, Ltd.
Series 2018-3R, Class A (3 month
LIBOR + 0.840%)
3.309%, 04/20/2028 (B)(D)		560,000	554,691
Tralee CLO III, Ltd.
Series 2014-3A, Class AR (3 month
LIBOR + 1.030%)
3.499%, 10/20/2027 (B)(D)		700,000	698,520
Venture CDO, Ltd.
Series 2018-35A, Class AS (3 month
LIBOR + 1.150%)
3.650%, 10/22/2031 (B)(D)		1,700,000	1,699,956
Venture XII CLO, Ltd.
Series 2012-12A, Class ARR (3 month
LIBOR + 0.800%)
3.111%, 02/28/2026 (B)(D)		3,700,000	3,675,599
Venture XVI CLO, Ltd.
Series 2014-16A, Class ARR (3 month
LIBOR + 0.850%)
3.286%, 01/15/2028 (B)(D)		4,900,000	4,865,499
Venture XVII CLO, Ltd.
Series 2014-17A, Class ARR (3 month
LIBOR + 0.880%)
3.316%, 04/15/2027 (B)(D)		530,000	526,678
Venture XXI CLO, Ltd.
Series 2015-21A, Class AR (3 month
LIBOR + 0.880%)
3.316%, 07/15/2027 (B)(D)		600,000	596,919
VOLT LXII LLC
Series 2017-NPL9, Class A1
3.125%, 09/25/2047 (D)		1,308,837	1,295,612
TOTAL ASSET BACKED SECURITIES (Cost
$56,503,358)			$56,389,268

COMMON STOCKS – 0.0%
Financials – 0.0%
Rescap Liquidating Trust (H)		1,029	2,984
TOTAL COMMON STOCKS (Cost $242)			$2,984

SHORT-TERM INVESTMENTS – 3.3%
Banker’s acceptance – 1.3%
Bank of Montreal
1.947%, 12/06/2018 *	CAD	1,000,000	752,388
1.958%, 12/03/2018 *		600,000	451,509
2.006%, 01/03/2019 *		1,400,000	1,051,699
Bank of Nova Scotia
1.947%, 12/03/2018 *		4,600,000	3,461,572
HSBC Bank Canada
1.993%, 12/07/2018 *		1,400,000	1,053,290
2.044%, 12/27/2018 *		700,000	526,055
Royal Bank of Canada
1.949%, 12/05/2018 *		1,100,000	827,676
The Toronto-Dominion Bank
1.951%, 12/03/2018 *		4,000,000	3,010,063
1.954%, 12/05/2018 *		4,300,000	3,235,462
1.962%, 12/17/2018 *		500,000	375,964
			14,745,678
Foreign government – 1.8%
Japan Treasury Discount Bill
(0.317)%, 02/04/2019 *	JPY	2,410,000,000	21,239,761
Repurchase agreement – 0.2%
Repurchase Agreement with State Street
Corp. dated 11-30-18 at 1.050% to be
repurchased at $2,102,184 on 12-3-18,
collateralized by $2,190,000
U.S. Treasury Notes, 2.125% due
12-31-22 (valued at $2,146,993,
including interest)		$2,102,000	2,102,000
TOTAL SHORT-TERM INVESTMENTS (Cost $38,592,990)			$38,087,439
Total Investments (Real Return Bond Fund)
(Cost $1,670,118,738) – 141.5%			$1,619,819,033
Other assets and liabilities, net – (41.5%)			(474,699,466)
TOTAL NET ASSETS – 100.0%			$1,145,119,567

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
SALE COMMITMENTS
OUTSTANDING - (2.0)%
U.S. Government Agency – (2.0%)
Federal National Mortgage Association
3.000%, TBA (C)		$(15,000,000)	$(14,293,359)
3.000%, TBA (C)		(9,400,000)	(8,963,782)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost
$(23,169,773))			$(23,257,141)

SECURITIES SOLD SHORT - (0.2)%
Foreign Government – (0.2%)
Government of United Kingdom,
Inflation Linked Bond
0.125%, 03/22/2026	GBP	(1,477,488)	(2,201,872)
TOTAL SECURITIES SOLD SHORT (Cost $(2,223,739))			$(2,201,872)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol

Security Abbreviations and Legend

BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing - Issuer is in default.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
2-Year U.S. Treasury Note Futures	16	Long	Mar 2019	$3,373,767	$3,375,750	$1,983
5-Year U.S. Treasury Note Futures	603	Long	Mar 2019	68,024,434	68,115,446	91,012
Eurodollar Futures	8	Long	Dec 2018	1,954,010	1,944,050	(9,960)
Eurodollar Futures	8	Long	Mar 2019	1,952,610	1,943,100	(9,510)
Eurodollar Futures	272	Long	Jun 2019	65,963,323	66,017,800	54,477
Eurodollar Futures	8	Long	Sep 2019	1,950,410	1,940,600	(9,810)
Eurodollar Futures	8	Long	Dec 2019	1,949,510	1,939,500	(10,010)
German Euro BUND Futures	188	Long	Mar 2019	34,356,222	34,568,636	212,414
10-Year Australian Treasury Bond Futures	29	Short	Dec 2018	(2,751,658)	(2,751,711)	(53)
10-Year Japan Government Bond Futures	9	Short	Dec 2018	(11,916,987)	(11,985,464)	(68,477)
10-Year Ultra U.S. Treasury Note Futures	323	Short	Mar 2019	(40,667,348)	(40,859,500)	(192,152)
3-Year Australian Treasury Bond Futures	56	Short	Dec 2018	(4,560,396)	(4,557,968)	2,428
Euro-BTP Italian Government Bond Futures	31	Short	Mar 2019	(4,299,505)	(4,300,554)	(1,049)
Eurodollar Futures	264	Short	Jun 2020	(63,946,200)	(64,020,000)	(73,800)
Euro-OAT Futures	296	Short	Mar 2019	(50,296,266)	(50,610,406)	(314,140)
German Euro BOBL Futures	20	Short	Dec 2018	(2,974,687)	(2,988,065)	(13,378)
German Euro BUND Futures	33	Short	Dec 2018	(6,025,447)	(6,035,023)	(9,576)
U.K. Long Gilt Bond Futures	540	Short	Mar 2019	(84,050,642)	(84,388,009)	(337,367)
U.S. Treasury Long Bond Futures	378	Short	Mar 2019	(52,668,020)	(52,884,563)	(216,543)
Ultra U.S. Treasury Bond Futures	5	Short	Mar 2019	(761,047)	(762,031)	(984)
						$(904,495)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	22,006,000	USD	16,110,850	Citibank N.A.	12/4/2018	—	($26,662)

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
BRL	2,339,628	USD	605,604	Deutsche Bank AG London	12/4/2018	—	($579)
BRL	2,339,628	USD	598,217	Goldman Sachs Bank USA	12/4/2018	$6,807	—
CAD	9,059,000	USD	6,795,949	Bank of America, N.A.	12/4/2018	22,389	—
CNY	20,118,130	USD	2,879,778	Credit Suisse International	12/19/2018	13,494	—
COP	8,520,894,250	USD	2,732,369	Goldman Sachs Bank USA	12/17/2018	—	(99,593)
EUR	15,421,000	USD	17,541,388	Bank of America, N.A.	12/4/2018	—	(83,270)
EUR	502,000	USD	574,626	Goldman Sachs Bank USA	12/4/2018	—	(6,312)
GBP	841,000	USD	1,107,293	Barclays Bank PLC Wholesale	12/4/2018	—	(35,648)
GBP	1,151,000	USD	1,489,807	Citibank N.A.	12/4/2018	—	(23,145)
GBP	15,311,000	USD	19,536,505	Goldman Sachs Bank USA	12/4/2018	—	(26,455)
IDR	24,354,084,000	USD	1,638,351	Standard Chartered Bank London	12/19/2018	58,364	—
IDR	24,354,084,000	USD	1,656,740	Goldman Sachs Bank USA	3/20/2019	20,523	—
JPY	741,814,851	USD	6,625,595	Bank of America, N.A.	12/4/2018	—	(90,645)
JPY	1,205,000,000	USD	10,625,581	Citibank N.A.	12/5/2018	—	(9,513)
JPY	441,114,851	USD	3,894,067	UBS AG	1/11/2019	6,975	—
KRW	2,744,059,990	USD	2,437,864	Citibank N.A.	12/19/2018	13,378	—
MXN	18,237,000	USD	948,540	Citibank N.A.	1/25/2019	—	(59,637)
TWD	38,207,598	USD	1,238,496	BNP Paribas SA	12/19/2018	1,139	—
USD	15,611,994	AUD	22,006,000	HSBC Bank USA	12/4/2018	—	(472,194)
USD	16,121,052	AUD	22,006,000	Citibank N.A.	1/11/2019	26,345	—
USD	625,268	BRL	2,339,628	Deutsche Bank AG London	12/4/2018	20,244	—
USD	605,604	BRL	2,339,628	Goldman Sachs Bank USA	12/4/2018	579	—
USD	597,171	BRL	2,339,628	Goldman Sachs Bank USA	1/3/2019	—	(6,942)
USD	3,058,080	CAD	4,000,000	Citibank N.A.	12/3/2018	47,505	—
USD	3,511,306	CAD	4,600,000	HSBC Bank USA	12/3/2018	49,145	—
USD	456,021	CAD	600,000	JPMorgan Chase Bank N.A.	12/3/2018	4,434	—
USD	6,903,216	CAD	9,059,000	HSBC Bank USA	12/4/2018	84,877	—
USD	4,114,051	CAD	5,400,000	HSBC Bank USA	12/5/2018	49,610	—
USD	762,049	CAD	1,000,000	HSBC Bank USA	12/6/2018	9,360	—
USD	1,067,227	CAD	1,400,000	Citibank N.A.	12/7/2018	13,439	—
USD	380,747	CAD	500,000	Bank of America, N.A.	12/17/2018	4,284	—
USD	527,826	CAD	700,000	Morgan Stanley and Company International PLC	12/27/2018	602	—
USD	1,056,100	CAD	1,400,000	Citibank N.A.	1/3/2019	1,407	—
USD	6,803,298	CAD	9,059,000	Bank of America, N.A.	1/11/2019	—	(22,350)
USD	2,949,526	CNY	20,118,130	HSBC Bank USA	12/19/2018	56,254	—
USD	2,867,464	CNY	20,118,130	Credit Suisse International	4/15/2019	—	(16,873)
USD	1,619,129	EUR	1,424,000	Goldman Sachs Bank USA	12/4/2018	7,018	—
USD	16,545,635	EUR	14,499,000	Standard Chartered Bank	12/4/2018	131,314	—
USD	17,605,500	EUR	15,421,000	Bank of America, N.A.	1/11/2019	80,366	—
USD	1,679,743	GBP	1,311,000	Citibank N.A.	12/4/2018	9,201	—
USD	20,447,787	GBP	15,992,000	Standard Chartered Bank	12/4/2018	69,972	—
USD	19,579,232	GBP	15,311,000	Goldman Sachs Bank USA	1/11/2019	23,374	—
USD	1,677,279	IDR	24,354,084,000	Goldman Sachs Bank USA	12/19/2018	—	(19,437)
USD	2,661,585	JPY	300,700,000	Barclays Bank PLC Wholesale	12/4/2018	12,596	—
USD	3,878,813	JPY	441,114,851	UBS AG	12/4/2018	—	(7,148)
USD	10,596,882	JPY	1,205,000,000	Citibank N.A.	12/5/2018	—	(19,186)
USD	10,684,710	JPY	1,205,000,000	Citibank N.A.	2/4/2019	7,926	—
USD	10,726,825	JPY	1,205,000,000	HSBC Bank USA	2/4/2019	50,041	—
USD	2,456,414	KRW	2,744,059,990	BNP Paribas SA	12/19/2018	5,171	—
USD	2,448,414	KRW	2,744,059,990	Citibank N.A.	3/20/2019	—	(10,732)
USD	2,922,875	NZD	4,461,000	Standard Chartered Bank	12/4/2018	—	(143,616)
USD	1,254,890	SGD	1,716,156	Nomura Global Financial Products, Inc.	12/19/2018	3,670	—
USD	1,253,201	TWD	38,207,598	BNP Paribas SA	12/19/2018	13,567	—
USD	1,249,104	TWD	38,207,598	BNP Paribas SA	3/20/2019	—	(1,319)
						$925,370	($1,181,256)

WRITTEN OPTIONS

Options on exchange-traded futures contracts

		Exercise	Expiration	Number of	Notional
Name of issuer		price	date	contracts	amount	Premium	Value
Calls
10-Year U.S. Treasury Bond Futures	USD	119.50	Dec 2018	59	59,000	$21,112	$(23,047)
U.S. Treasury Bond Futures	USD	140.00	Dec 2018	29	29,000	17,984	(24,469)
						$39,096	$(47,516)

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

Options on exchange-traded futures contracts (continued)

	Exercise		Expiration	Number of	Notional
Name of issuer	price		date	contracts	amount	Premium	Value
Puts
10-Year U.S. Treasury Bond Futures	USD	117.00	Dec 2018	68	68,000	$19,043	$(1,063)
10-Year U.S. Treasury Bond Futures	USD	118.00	Dec 2018	60	60,000	26,178	(2,813)
U.S. Treasury Bond Futures	USD	139.00	Dec 2018	29	29,000	22,199	(14,953)
						$67,420	$(18,829)
						$106,516	$(66,345)

Foreign currency options

		Exercise		Expiration	Notional
Description	Counterparty (OTC)	price		date	amount*	Premium	Value
Puts
Euro versus U.S. Dollar	HSBC Bank USA	EUR	1.10	Feb 2019	4,072,000	$23,713	$(14,152)
						$23,713	$(14,152)

* For this type of option, notional amounts are equivalent to number of contracts.

Interest rate swaptions

		Floating	Pay/receive
		rate	floating	Exercise	Expiration	Notional
Description	Counterparty (OTC)	index	rate	rate	date	amount*		Premium	Value
Puts
5-Year Interest Rate Swap	Citibank N.A.	3 month USD LIBOR	Pay	3.250%	Dec 2018	USD	12,100,000	$68,365	$(803)
								$68,365	$(803)

* For this type of option, notional amounts are equivalent to number of contracts.

Credit default swaptions

	Counterparty		Buy/sell	Exercise	Expiration		Notional
Description	(OTC)	Index	protection	rate	date		amount*	Premium	Value
Puts
5-Year Credit Default Swap	Barclays Bank PLC	CDX.NA.IG.31	Sell	0.850%	Dec 2018	USD	2,900,000	$2,407	$(1,354)
5-Year Credit Default Swap	BNP Paribas	CDX.NA.IG.31	Sell	0.900%	Dec 2018	USD	2,200,000	2,200	(554)
5-Year Credit Default Swap	Goldman Sachs	CDX.NA.IG.31	Sell	0.900%	Dec 2018	USD	1,200,000	945	(302)
5-Year Credit Default Swap	Merrill Lynch	CDX.NA.IG.31	Sell	0.900%	Dec 2018	USD	2,600,000	2,522	(655)
5-Year Credit Default Swap	Barclays Bank PLC	CDX.NA.IG.31	Sell	1.000%	Jan 2019	USD	2,500,000	2,100	(1,407)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.000%	Jan 2019	USD	11,300,000	9,095	(6,360)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	0.950%	Jan 2019	USD	2,400,000	3,065	(1,779)
5-Year Credit Default Swap	Goldman Sachs	CDX.NA.IG.31	Sell	0.900%	Jan 2019	USD	4,500,000	4,979	(4,533)
5-Year Credit Default Swap	Merrill Lynch	CDX.NA.IG.31	Sell	0.900%	Jan 2019	USD	5,500,000	7,960	(5,540)
5-Year Credit Default Swap	Merrill Lynch	CDX.NA.IG.31	Sell	0.850%	Jan 2019	USD	3,100,000	4,534	(4,222)
5-Year Credit Default Swap	Morgan Stanley, Inc.	CDX.NA.IG.31	Sell	0.900%	Jan 2019	USD	2,400,000	3,600	(2,418)
5-Year Credit Default Swap	Barclays Bank PLC	CDX.NA.IG.31	Sell	1.050%	Feb 2019	USD	2,200,000	3,806	(2,371)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	0.950%	Feb 2019	USD	2,400,000	4,824	(4,688)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	0.950%	Feb 2019	USD	2,400,000	4,440	(3,727)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.050%	Feb 2019	USD	1,800,000	3,060	(1,940)
5-Year Credit Default Swap	JPMorgan Securities LLC	CDX.NA.IG.31	Sell	0.950%	Feb 2019	USD	2,500,000	4,531	(3,883)
5-Year Credit Default Swap	Merrill Lynch	CDX.NA.IG.31	Sell	0.950%	Feb 2019	USD	2,900,000	6,163	(4,504)
5-Year Credit Default Swap	Merrill Lynch	CDX.NA.IG.31	Sell	1.000%	Feb 2019	USD	3,800,000	8,170	(4,967)
5-Year Credit Default Swap	Barclays Bank PLC	CDX.NA.IG.31	Sell	1.100%	Mar 2019	USD	1,300,000	2,301	(1,870)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.200%	Mar 2019	USD	2,900,000	3,190	(3,303)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.100%	Mar 2019	USD	2,400,000	5,100	(3,452)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.050%	Mar 2019	USD	2,700,000	4,219	(4,219)
5-Year Credit Default Swap	Merrill Lynch	CDX.NA.IG.31	Sell	1.000%	Mar 2019	USD	2,900,000	5,293	(5,563)
								$98,504	$(73,611)

* For this type of option, notional amounts are equivalent to number of contracts.

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

Inflation floors

		Initial		Expiration		Notional
Description	Counterparty (OTC)	index	Exercise index	date		amount*	Premium	Value
Floor- CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10] -
			(Final Index/Initial Index)) or $0	Apr 2020	USD	23,900,000	$213,520	—
Floor- YOY CPURNSA Index	JPMorgan Chase Bank	238.812	Maximum of (0.0% - (Final
			Index/Initial Index - 1)) or $0	Mar 2020	USD	5,900,000	66,670	$(1,764)
Floor- YOY CPURNSA Index	JPMorgan Chase Bank	258.643	Maximum of (0.0% - (Final
			Index/Initial Index - 1)) or $0	Oct 2020	USD	3,000,000	55,371	(3,168)
							$335,561	$(4,932)

* For this type of option, notional amounts are equivalent to number of contracts.

Inflation caps

		Initial		Expiration	Notional
Description	Counterparty (OTC)	index	Exercise index	date	amount*		Premium	Value
Cap- CPURNSA Index			Maximum of ((Final Index/Initial
	JPMorgan Chase Bank	233.900	Index - 1) - 4.000%) or $0	Apr 2024	USD	5,700,000	$41,467	$(57)
Cap- CPURNSA Index			Maximum of ((Final Index/Initial
	JPMorgan Chase Bank	234.800	Index - 1) - 4.000%) or $0	May 2024	USD	500,000	3,475	(6)
Cap- Eurostat Eurozone HICP Ex			Maximum of ((Final Index/Initial
Tob	Goldman Sachs Bank USA	117.200	Index - 1) - 3.000%) or $0	Jun 2035	EUR	1,700,000	77,340	(5,553)
							$122,282	$(5,616)

* For this type of option, notional amounts are equivalent to number of contracts.

Interest rate floors

		Strike	Floating	Expiration	Notional
Description	Counterparty (OTC)	rate	rate index	date	amount*		Premium	Value
1 Year Interest Rate Floor	Morgan Stanley Capital
	Group, Inc.	0.000%	3 month USD LIBOR	Jan 2020	USD	102,300,000	$79,282	$(93,857)
							$79,282	$(93,857)

* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	43,920,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2020	$691,217	$(25,688)	$665,529
Centrally cleared	2,700,000	USD	USD LIBOR BBA	Fixed 2.250%	Semi-Annual	Quarterly	Dec 2022	2,756	(63,313)	(60,557)
Centrally cleared	9,300,000	USD	USD LIBOR BBA	Fixed 2.000%	Semi-Annual	Quarterly	Jun 2023	(327,015)	(20,567)	(347,582)
Centrally cleared	70,000,000	JPY	Fixed 1.000%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2023	(5,411)	(23,387)	(28,798)
Centrally cleared	8,000,000	USD	USD LIBOR BBA	Fixed 2.655%	Semi-Annual	Quarterly	Oct 2023	—	(114,252)	(114,252)
Centrally cleared	4,000,000	USD	USD LIBOR BBA	Fixed 2.670%	Semi-Annual	Quarterly	Nov 2023	—	(56,744)	(56,744)
Centrally cleared	4,000,000	USD	USD LIBOR BBA	Fixed 2.681%	Semi-Annual	Quarterly	Dec 2023	—	(56,378)	(56,378)
Centrally cleared	8,200,000	USD	USD LIBOR BBA	Fixed 2.500%	Semi-Annual	Quarterly	Dec 2023	(70,568)	(114,769)	(185,337)
Centrally cleared	3,600,000	USD	USD LIBOR BBA	Fixed 2.750%	Semi-Annual	Quarterly	Dec 2023	(24,331)	(13,779)	(38,110)
Centrally cleared	4,700,000	USD	Fixed 2.300%	USD LIBOR BBA	Semi-Annual	Quarterly	Apr 2026	(18,330)	167,376	149,046
Centrally cleared	4,800,000	USD	Fixed 1.850%	USD LIBOR BBA	Semi-Annual	Quarterly	Jul 2026	(7,560)	254,244	246,684
Centrally cleared	33,300,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jul 2026	545,591	949,497	1,495,088
Centrally cleared	39,900,000	USD	Fixed 2.400%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2026	247,484	870,055	1,117,539
Centrally cleared	11,550,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2026	(271,006)	1,282,323	1,011,317
Centrally cleared	728,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2027	(11,677)	(47,537)	(59,214)
Centrally cleared	290,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2028	(4,201)	(15,739)	(19,940)
Centrally cleared	1,800,000	NZD	Fixed 3.250%	NZD BBR FRA	Semi-Annual	Quarterly	Mar 2028	5,129	(49,521)	(44,392)
Centrally cleared	26,970,000	USD	Fixed 3.100%	USD LIBOR BBA	Semi-Annual	Quarterly	Apr 2028	(82,218)	120,265	38,047
Centrally cleared	1,300,000	USD	Fixed 2.250%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2028	68,511	10,322	78,833
Centrally cleared	7,850,000	USD	Fixed 2.765%	USD LIBOR BBA	Semi-Annual	Quarterly	Jul 2028	87,670	49,746	137,416
Centrally cleared	26,000,000	USD	Fixed 3.134%	GBP LIBOR BBA	Semi-Annual	Quarterly	Sep 2028	—	28,202	28,202
Centrally cleared	1,040,000,000	JPY	Fixed 0.450%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2029	(60,152)	(102,150)	(162,302)
Centrally cleared	5,180,000	GBP	Fixed 1.50%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2029	83,355	(30,312)	53,043
Centrally cleared	5,800,000	JPY	Fixed 1.500%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2045	(17,094)	7,903	(9,191)
				USD Federal Funds Rate
Centrally cleared	4,380,000	USD	Fixed 2.000%	Compounded OIS	Annual	Annual	Dec 2047	9,290	691,736	701,026
				USD Federal Funds Rate
Centrally cleared	2,856,000	USD	Fixed 2.478%	Compounded OIS	Annual	Annual	Dec 2047	8,575	176,975	185,550

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

Interest rate swaps (continued)

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
				USD Federal Funds Rate
Centrally cleared	670,000	USD	Fixed 2.499%	Compounded OIS	Annual	Annual	Dec 2047	—	$40,689	$40,689
				USD Federal Funds Rate
Centrally cleared	1,000,000	USD	Fixed 2.428%	Compounded OIS	Annual	Annual	Dec 2047	—	75,018	75,018
Centrally cleared	130,000	USD	Fixed 2.948%	USD LIBOR BBA	Semi-Annual	Quarterly	Oct 2048	—	5,796	5,796
Centrally cleared	300,000	USD	Fixed 2.951%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2048	—	13,347	13,347
Centrally cleared	5,400,000	USD	Fixed 3.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2048	$322,436	(132,182)	190,254
Centrally cleared	5,810,000	GBP	Fixed 1.75%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2049	(35,678)	139,356	103,678
								$1,136,773	$4,016,532	$5,153,305

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
	iTraxx Europe Series 26
Centrally cleared	Version 1	5,400,000	EUR	$6,028,831	1.000%	Quarterly	Dec 2021	$(62,688)	$(57,821)	$(120,509)
	iTraxx Europe Series 28
Centrally cleared	Version 1	14,900,000	EUR	18,061,144	1.000%	Quarterly	Dec 2022	(642,844)	342,246	(300,598)
				$24,089,975				$(705,532)	$284,425	$(421,107)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Deutsche Bank	Republic of Italy	0.448%	2,400,000	USD	$2,400,000	1.000%	Quarterly	Mar 2019	$(2,469)	$11,283	$8,814
Goldman Sachs International	CMBX.NA.AAA Indices	0.399%	5,100,000	USD	5,100,000	0.500%	Monthly	Oct 2057	(248,112)	275,631	27,519
HSBC Bank USA N.A.	Republic of Argentina	2.549%	300,000	USD	300,000	5.000%	Quarterly	Dec 2018	259	3,146	3,405
Merrill Lynch International	CMBX.NA.AAA Indices	0.399%	2,100,000	USD	2,100,000	0.500%	Monthly	Oct 2057	(136,072)	147,403	11,331
					$9,900,000				$(386,394)	$437,463	$51,069
Centrally cleared	Daimler AG	0.466%	450,000	EUR	551,835	1.000%	Quarterly	Dec 2020	5,567	1,107	6,674
Centrally cleared	General Electric Company	1.716%	200,000	USD	200,000	1.000%	Quarterly	Dec 2023	(4,631)	2,215	(2,416)
Centrally cleared	General Electric Company	2.103%	300,000	USD	300,000	1.000%	Quarterly	Dec 2023	(18,738)	4,784	(13,954)
					$1,051,835				$(17,802)	$8,106	$(9,696)
					$10,951,835				$(404,196)	$445,569	$41,373

Inflation swaps

									Unamortized
Counterparty						Fixed	Floating		upfront	Unrealized
(OTC)/	Notional		USD notional	Payments	Payments	payment	payment		payment paid	appreciation
Centrally cleared	amount	Currency	amount	made	received	frequency	frequency	Maturity date	(received)	(depreciation)	Value
Bank of America
NA	11,700,000	USD	$11,700,000	Fixed 1.570%	USA CPI U	At Maturity	At Maturity	Nov 2020	—	$211,410	$211,410
Deutsche Bank AG	1,100,000	USD	1,100,000	Fixed 2.500%	USA CPI U	At Maturity	At Maturity	Jul 2022	$3,540	(102,300)	(98,760)
Morgan Stanley
Capital
Services LLC	1,900,000	USD	1,900,000	USA CPI U	Fixed 1.800%	At Maturity	At Maturity	Jul 2026	—	(66,368)	(66,368)
Morgan Stanley
Capital
Services LLC	900,000	USD	900,000	USA CPI U	Fixed 1.805%	At Maturity	At Maturity	Sep 2026	—	(30,355)	(30,355)
			$15,600,000						$3,540	$12,387	$15,927
Centrally cleared	2,160,000	USD	2,160,000	Fixed 2.070%	USA CPI U	At Maturity	At Maturity	Mar 2019	38	(28,123)	(28,085)
Centrally cleared	3,740,000	USD	3,740,000	Fixed 1.925%	USA CPI U	At Maturity	At Maturity	May 2019	—	(19,793)	(19,793)
Centrally cleared	580,000	EUR	711,341	Fixed 1.000%	FRC EXT CPI	At Maturity	At Maturity	Apr 2020	—	(355)	(355)
Centrally cleared	6,700,000	USD	6,700,000	Fixed 2.168%	USA CPI U	At Maturity	At Maturity	Jul 2020	—	(21,483)	(21,483)
Centrally cleared	380,000	EUR	431,129	Fixed 1.160%	FRC EXT CPI	At Maturity	At Maturity	Aug 2020	111	(2,293)	(2,182)
Centrally cleared	4,400,000	USD	4,400,000	Fixed 2.027%	USA CPI U	At Maturity	At Maturity	Nov 2020	—	7,333	7,333
Centrally cleared	4,100,000	USD	4,100,000	Fixed 2.021%	USA CPI U	At Maturity	At Maturity	Nov 2020	—	7,477	7,477
Centrally cleared	2,400,000	EUR	2,793,000	Fixed 1.345%	FRC EXT CPI	At Maturity	At Maturity	Jun 2021	—	(12,813)	(12,813)
Centrally cleared	2,700,000	USD	2,700,000	Fixed 1.550%	USA CPI U	At Maturity	At Maturity	Jul 2021	56,059	15,476	71,535

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

Inflation swaps (continued)

									Unamortized
Counterparty						Fixed	Floating		upfront	Unrealized
(OTC)/	Notional		USD notional	Payments	Payments	payment	payment		payment paid	appreciation
Centrally cleared	amount	Currency	amount	made	received	frequency	frequency	Maturity date	(received)	(depreciation)	Value
Centrally cleared	2,160,000	USD	$2,160,000	Fixed 1.603%	USA CPI U	At Maturity	At Maturity	Sep 2021	$40,651	$8,173	$48,824
Centrally cleared	2,300,000	USD	2,300,000	Fixed 2.069%	USA CPI U	At Maturity	At Maturity	Jul 2022	—	5,524	5,524
Centrally cleared	3,790,000	EUR	4,702,360	FRC EXT CPI	Fixed 1.350%	At Maturity	At Maturity	Jan 2023	981	27,998	28,979
Centrally cleared	13,000,000	USD	13,000,000	Fixed 2.210%	USA CPI U	At Maturity	At Maturity	Feb 2023	—	(85,380)	(85,380)
Centrally cleared	8,120,000	USD	8,120,000	Fixed 2.263%	USA CPI U	At Maturity	At Maturity	Apr 2023	(731)	(96,928)	(97,659)
Centrally cleared	1,980,000	USD	1,980,000	Fixed 2.263%	USA CPI U	At Maturity	At Maturity	May 2023	—	(22,737)	(22,737)
Centrally cleared	3,030,000	USD	3,030,000	Fixed 2.281%	USA CPI U	At Maturity	At Maturity	May 2023	—	(45,055)	(45,055)
Centrally cleared	3,520,000	EUR	4,078,450	FRC EXT CPI	Fixed 1.535%	At Maturity	At Maturity	Jun 2023	—	39,190	39,190
Centrally cleared	2,700,000	USD	2,700,000	USA CPI U	Fixed 1.730%	At Maturity	At Maturity	Jul 2026	(118,793)	7,280	(111,513)
Centrally cleared	7,300,000	USD	7,300,000	USA CPI U	Fixed 1.762%	At Maturity	At Maturity	Aug 2026	(294,615)	29,502	(265,113)
Centrally cleared	2,160,000	USD	2,160,000	USA CPI U	Fixed 1.801%	At Maturity	At Maturity	Sep 2026	(82,139)	9,957	(72,182)
Centrally cleared	1,300,000	USD	1,300,000	USA CPI U	Fixed 1.780%	At Maturity	At Maturity	Sep 2026	(51,961)	5,575	(46,386)
Centrally cleared	4,200,000	USD	4,200,000	USA CPI U	Fixed 2.080%	At Maturity	At Maturity	Jul 2027	—	(47,563)	(47,563)
Centrally cleared	2,060,000	USD	2,060,000	USA CPI U	Fixed 2.180%	At Maturity	At Maturity	Sep 2027	—	(8,295)	(8,295)
Centrally cleared	2,000,000	USD	2,000,000	USA CPI U	Fixed 2.150%	At Maturity	At Maturity	Sep 2027	—	(14,347)	(14,347)
Centrally cleared	4,600,000	USD	4,600,000	USA CPI U	Fixed 2.156%	At Maturity	At Maturity	Oct 2027	—	(28,665)	(28,665)
Centrally cleared	1,590,000	EUR	1,974,064	FRC EXT CPI	Fixed 1.575%	At Maturity	At Maturity	Jan 2028	—	32,960	32,960
Centrally cleared	6,600,000	USD	6,600,000	USA CPI U	Fixed 2.335%	At Maturity	At Maturity	Feb 2028	13,148	70,587	83,735
Centrally cleared	6,660,000	EUR	8,304,243	FRC EXT CPI	Fixed 1.590%	At Maturity	At Maturity	Feb 2028	(170)	151,723	151,553
Centrally cleared	970,000	EUR	1,208,765	FRC EXT CPI	Fixed 1.606%	At Maturity	At Maturity	Feb 2028	—	23,982	23,982
				EUR EXT
Centrally cleared	1,600,000	EUR	1,981,601	CPI	Fixed 1.535%	At Maturity	At Maturity	Mar 2028	193	17,401	17,594
Centrally cleared	2,980,000	USD	2,980,000	USA CPI U	fixed 2.360%	At Maturity	At Maturity	May 2028	—	55,130	55,130
Centrally cleared	1,980,000	USD	1,980,000	USA CPI U	fixed 2.353%	At Maturity	At Maturity	May 2028	—	35,214	35,214
Centrally cleared	3,030,000	USD	3,030,000	USA CPI U	Fixed 2.364%	At Maturity	At Maturity	May 2028	—	56,971	56,971
				EUR EXT
Centrally cleared	3,030,000	EUR	3,542,223	CPI	Fixed 1.620%	At Maturity	At Maturity	May 2028	181	56,666	56,847
Centrally cleared	500,000	USD	500,000	USA CPI U	Fixed 2.370%	At Maturity	At Maturity	Jun 2028	(90)	8,925	8,835
Centrally cleared	4,800,000	EUR	5,602,319	FRC EXT CPI	Fixed 1.620%	At Maturity	At Maturity	Jul 2028	—	117,654	117,654
Centrally cleared	2,200,000	GBP	2,896,959	Fixed 3.513%	UK RPI	At Maturity	At Maturity	Sep 2028	109	(25,148)	(25,039)
Centrally cleared	2,070,000	GBP	2,645,459	UK RPI	Fixed 3.603%	At Maturity	At Maturity	Nov 2028	—	6,535	6,535
Centrally cleared	1,080,000	GBP	1,387,907	UK RPI	Fixed 3.595%	At Maturity	At Maturity	Nov 2028	—	2,078	2,078
Centrally cleared	1,900,000	GBP	2,335,004	UK RPI	Fixed 3.190%	At Maturity	At Maturity	Apr 2030	(89,700)	(7,106)	(96,806)
Centrally cleared	2,800,000	GBP	3,415,710	UK RPI	Fixed 3.350%	At Maturity	At Maturity	May 2030	(25,669)	(14,238)	(39,907)
Centrally cleared	4,400,000	GBP	5,524,970	UK RPI	Fixed 3.400%	At Maturity	At Maturity	Jun 2030	21,703	(52,251)	(30,548)
Centrally cleared	5,570,000	GBP	7,204,811	UK RPI	Fixed 3.325%	At Maturity	At Maturity	Aug 2030	(19,879)	(154,651)	(174,530)
Centrally cleared	600,000	GBP	740,060	UK RPI	Fixed 3.140%	At Maturity	At Maturity	Apr 2031	(52,622)	(9,646)	(62,268)
Centrally cleared	3,700,000	GBP	4,668,104	UK RPI	Fixed 3.100%	At Maturity	At Maturity	Jun 2031	(323,430)	(132,087)	(455,517)
Centrally cleared	3,410,000	GBP	4,414,660	UK RPI	Fixed 3.530%	At Maturity	At Maturity	Oct 2031	53,592	(103,226)	(49,634)
Centrally cleared	4,350,000	GBP	5,684,014	UK RPI	Fixed 3.470%	At Maturity	At Maturity	Sep 2032	(21,007)	(94,211)	(115,218)
					EUR EXT
Centrally cleared	1,100,000	EUR	1,353,235	Fixed 1.710%	CPI	At Maturity	At Maturity	Mar 2033	(1,528)	(21,899)	(23,427)
Centrally cleared	570,000	GBP	756,276	Fixed 3.500%	UK RPI	At Maturity	At Maturity	Sep 2033	439	(14,854)	(14,415)
Centrally cleared	1,640,000	GBP	2,162,832	UK RPI	Fixed 3.579%	At Maturity	At Maturity	Oct 2033	—	329	329
Centrally cleared	500,000	GBP	651,675	UK RPI	Fixed 3.358%	At Maturity	At Maturity	Apr 2035	(10,162)	(7,157)	(17,319)
Centrally cleared	1,220,000	EUR	1,513,655	FRC EXT CPI	Fixed 1.910%	At Maturity	At Maturity	Jan 2038	3,108	62,163	65,271
				EUR EXT
Centrally cleared	1,400,000	EUR	1,579,970	CPI	Fixed 1.808%	At Maturity	At Maturity	Nov 2038	—	29,041	29,041
				EUR EXT
Centrally cleared	1,710,000	EUR	1,938,028	CPI	Fixed 1.796%	At Maturity	At Maturity	Nov 2038	139	30,616	30,755
Centrally cleared	1,190,000	GBP	1,494,549	Fixed 3.585%	UK RPI	At Maturity	At Maturity	Oct 2046	(95,888)	81,062	(14,826)
Centrally cleared	3,160,000	GBP	4,322,786	Fixed 3.428%	UK RPI	At Maturity	At Maturity	Mar 2047	164,426	136,723	301,149
				EUR EXT
Centrally cleared	1,100,000	EUR	1,353,235	CPI	Fixed 1.946%	At Maturity	At Maturity	Mar 2048	2,987	29,891	32,878
				EUR EXT
Centrally cleared	590,000	EUR	668,057	CPI	Fixed 1.945%	At Maturity	At Maturity	Nov 2048	—	16,720	16,720
				EUR EXT
Centrally cleared	980,000	EUR	1,118,670	CPI	Fixed 1.950%	At Maturity	At Maturity	Nov 2048	3,339	26,359	29,698
			$190,960,121						$(827,180)	$141,911	$(685,269)
			$206,560,121						$(823,640)	$154,298	$(669,342)

Derivatives Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	U.S. Dollar

Derivatives Abbreviations

BBA	The British Banker’s Association
BBR	Bank Bill Rate
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
OIS	Overnight Index Swap
RPI	Retail Price Index

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Science & Technology Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 88.1%
Communication services – 16.1%
Entertainment – 1.2%
Netflix, Inc. (A)	2,015	$576,552
Take-Two Interactive Software, Inc. (A)	19,840	2,175,853
		2,752,405
Interactive media and services – 13.4%
Alphabet, Inc., Class A (A)	3,265	3,623,007
Alphabet, Inc., Class C (A)	6,738	7,374,269
Facebook, Inc., Class A (A)	72,831	10,240,767
Mail.Ru Group, Ltd., GDR (A)	98,828	2,483,580
NAVER Corp.	18,896	2,136,830
Tencent Holdings, Ltd.	119,275	4,768,451
Yandex NV, Class A (A)	3,130	92,335
		30,719,239
Media – 1.5%
Naspers, Ltd., N Shares	13,884	2,767,818
News Corp., Class A	48,140	624,857
		3,392,675
		36,864,319
Consumer discretionary – 15.4%
Automobiles – 0.9%
Tesla, Inc. (A)(B)	5,552	1,945,865
Internet and direct marketing retail – 14.5%
Alibaba Group Holding, Ltd., ADR (A)	36,630	5,892,302
Amazon.com, Inc. (A)	7,118	12,030,630
Booking Holdings, Inc. (A)	2,697	5,102,400
Ctrip.com International, Ltd., ADR (A)	269,734	7,781,826
GrubHub, Inc. (A)	3,145	246,222
Zalando SE (A)(C)	71,077	2,213,820
		33,267,200
		35,213,065
Health care – 0.7%
Biotechnology – 0.3%
Grifols SA, ADR	35,466	699,390
Health care equipment and supplies – 0.3%
Intuitive Surgical, Inc. (A)	1,502	797,367
Health care technology – 0.1%
Veeva Systems, Inc., Class A (A)	1,510	145,202
		1,641,959
Industrials – 0.4%
Electrical equipment – 0.4%
Bloom Energy Corp., Class A (A)(B)	14,885	244,858
Sensata Technologies Holding PLC (A)	12,256	566,963
		811,821
Information technology – 55.0%
Communications equipment – 1.6%
Arista Networks, Inc. (A)	3,030	722,594
Cisco Systems, Inc.	2,355	112,734
Lumentum Holdings, Inc. (A)	24,262	1,078,931
Palo Alto Networks, Inc. (A)	8,925	1,543,579
Viavi Solutions, Inc. (A)	9,220	93,491
		3,551,329
Electronic equipment, instruments and components – 1.6%
CDW Corp.	2,920	270,626
Cognex Corp.	1,455	64,049
Coherent, Inc. (A)	9,902	1,368,060
Largan Precision Company, Ltd.	14,000	1,548,611
Samsung SDI Company, Ltd.	1,610	297,327
		3,548,673
IT services – 9.6%
Capgemini SE	2,940	343,278
DXC Technology Company	30,170	1,901,917
Mastercard, Inc., Class A	11,840	2,380,669
MongoDB, Inc. (A)(B)	17,335	1,437,072
Okta, Inc. (A)	47,140	3,000,461
PayPal Holdings, Inc. (A)	28,765	2,468,325
Perspecta, Inc.	12,795	270,102
Square, Inc., Class A (A)	62,735	4,381,412
Twilio, Inc., Class A (A)(B)	38,275	3,616,605
Visa, Inc., Class A	15,825	2,242,561
		22,042,402
Semiconductors and semiconductor equipment – 14.6%
Applied Materials, Inc.	73,900	2,754,992
Broadcom, Inc.	5,950	1,412,590

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Cree, Inc. (A)	27,855	$1,229,520
Infineon Technologies AG	18,480	390,387
Intel Corp.	37,160	1,832,360
Lam Research Corp.	36,600	5,744,736
Marvell Technology Group, Ltd.	145,983	2,351,784
Maxim Integrated Products, Inc.	32,000	1,789,440
Microchip Technology, Inc. (B)	10,150	761,250
Micron Technology, Inc. (A)	135,753	5,234,636
NVIDIA Corp.	19,776	3,231,992
Qorvo, Inc. (A)	19,700	1,296,457
QUALCOMM, Inc.	12,545	730,872
Taiwan Semiconductor
Manufacturing Company, Ltd., ADR	35,995	1,353,052
Teradyne, Inc.	14,995	535,172
Texas Instruments, Inc.	28,939	2,889,559
		33,538,799
Software – 21.2%
Adobe, Inc. (A)	1,415	355,009
Atlassian Corp. PLC, Class A (A)	8,880	763,147
Autodesk, Inc. (A)	940	135,830
AVEVA Group PLC	13,500	442,288
Elastic NV (A)	7,256	518,441
Ellie Mae, Inc. (A)	12,504	841,144
FireEye, Inc. (A)	6,220	124,462
ForeScout Technologies, Inc. (A)	2,145	58,237
Fortinet, Inc. (A)	3,030	223,735
Guidewire Software, Inc. (A)	1,225	113,876
HubSpot, Inc. (A)	1,440	200,203
Intuit, Inc.	4,865	1,043,688
Microsoft Corp.	105,701	11,721,184
Mimecast, Ltd. (A)	1,860	69,248
New Relic, Inc. (A)	2,380	207,512
Nutanix, Inc., Class A (A)	28,075	1,255,233
Oracle Corp.	13,900	677,764
Paycom Software, Inc. (A)	32,975	4,378,091
Proofpoint, Inc. (A)	13,100	1,270,831
RealPage, Inc. (A)	3,735	192,651
Red Hat, Inc. (A)	8,154	1,455,978
RingCentral, Inc., Class A (A)	38,795	3,216,106
salesforce.com, Inc. (A)	23,759	3,391,835
ServiceNow, Inc. (A)	26,585	4,925,403
Sophos Group PLC (C)	49,970	232,357
Symantec Corp.	126,387	2,794,417
Synopsys, Inc. (A)	26,727	2,457,280
Tableau Software, Inc., Class A (A)	15,600	1,944,384
Temenos AG (A)	2,605	323,886
Workday, Inc., Class A (A)	15,635	2,564,140
Zendesk, Inc. (A)	3,995	237,423
Zscaler, Inc. (A)	13,485	529,421
		48,665,204
Technology hardware, storage and peripherals – 6.4%
Apple, Inc.	22,910	4,091,268
NetApp, Inc.	75,290	5,034,642
Pure Storage, Inc., Class A (A)	16,975	320,997
Samsung Electronics Company, Ltd.	139,406	5,223,705
		14,670,612
		126,017,019
Materials – 0.5%
Chemicals – 0.5%
DowDuPont, Inc.	21,273	1,230,643
TOTAL COMMON STOCKS (Cost $187,358,689)		$201,778,826

PREFERRED SECURITIES – 1.0%
Consumer discretionary – 0.7%
Internet and direct marketing retail – 0.7%
Airbnb, Inc., Series E (A)(D)(E)	16,398	$1,623,238
Information technology – 0.3%
Software – 0.3%
DiDi Chuxing, Inc. (A)(D)(E)	16,798	787,826
TOTAL PREFERRED SECURITIES (Cost $1,987,267)		$2,411,064

EXCHANGE-TRADED FUNDS – 2.5%
Altaba, Inc. (A)	85,814	5,628,540
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,846,760)		$5,628,540

SECURITIES LENDING COLLATERAL – 1.8%
John Hancock Collateral Trust,
2.3749% (F)(G)	425,325	4,254,359
TOTAL SECURITIES LENDING COLLATERAL (Cost
$4,254,388)		$4,254,359

SHORT-TERM INVESTMENTS – 8.0%
Money market funds – 1.6%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
2.1426% (F)	2,889,360	2,889,360
T. Rowe Price Government Reserve Fund,
2.2493% (F)	712,895	712,895
		3,602,255
Repurchase agreement – 6.4%
Repurchase Agreement with State Street
Corp. dated 11-30-18 at 1.050% to be
repurchased at $14,711,287 on
12-3-18, collateralized by $15,305,000
U.S. Treasury Notes, 2.125% due
12-31-22 (valued at $15,004,440,
including interest)	$14,710,000	14,710,000
TOTAL SHORT-TERM INVESTMENTS (Cost $18,312,255)		$18,312,255
Total Investments (Science & Technology Fund)
(Cost $215,759,359) – 101.4%		$232,385,044
Other assets and liabilities, net – (1.4%)		(3,307,966)
TOTAL NET ASSETS – 100.0%		$229,077,078

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $4,168,462.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 11-30-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Short Term Government Income Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 95.9%
U.S. Government – 33.9%
U.S. Treasury Notes
1.125%, 06/30/2021	$6,045,000	$5,794,463
1.250%, 03/31/2021	8,780,000	8,476,473
1.375%, 09/30/2020	2,855,000	2,782,510
1.500%, 05/15/2020	6,490,000	6,371,101
1.625%, 06/30/2020	30,450,000	29,898,094
1.750%, 11/30/2021	6,715,000	6,509,091
1.875%, 04/30/2022 to 07/31/2022	29,155,000	28,190,541
2.625%, 08/31/2020 to 06/30/2023	17,445,000	17,320,537
2.750%, 08/15/2021 to 07/31/2023	12,935,000	12,895,793
		118,238,603
U.S. Government Agency – 62.0%
Federal Agricultural Mortgage Corp.
0.970%, 07/26/2019	7,370,000	7,294,656
1.430%, 04/18/2019	5,250,000	5,230,591
1.640%, 04/17/2020	7,095,000	6,979,614
1.675%, 02/24/2020	3,760,000	3,705,634
1.750%, 06/15/2020	3,775,000	3,711,890
2.000%, 01/15/2021	10,055,000	9,857,791
Federal Farm Credit Bank
1.440%, 08/16/2021	4,680,000	4,500,222
1.680%, 04/05/2021	4,290,000	4,172,836
1.950%, 11/02/2021	5,700,000	5,544,550
2.090%, 11/15/2021	4,800,000	4,654,219
2.230%, 11/15/2022	8,880,000	8,636,617
3.000%, 06/29/2022	4,530,000	4,519,445
Federal Home Loan Bank
1.550%, 10/26/2020	4,075,000	3,974,771
1.700%, 04/26/2021	4,450,000	4,319,744
1.750%, 07/13/2020	9,745,000	9,574,628
1.875%, 11/29/2021	10,000,000	9,715,030
2.260%, 10/04/2022	5,690,000	5,527,374
3.000%, 05/28/2020	6,445,000	6,447,758
Federal Home Loan Mortgage Corp.
1.765%, 06/26/2020	8,195,000	8,055,300
2.000%, 11/20/2020 to 02/26/2021	14,045,000	13,791,080
2.461%, (12 month LIBOR +
1.618%), 05/01/2045 (A)	4,388,695	4,403,349
3.000%, 07/01/2030 to 09/01/2032	4,413,520	4,357,583
3.350%, 09/28/2023	9,000,000	9,000,297
3.500%, 06/01/2030 to 08/01/2032	15,885,742	15,972,668
5.500%, 07/01/2040	616,816	666,967
Federal National Mortgage Association
1.500%, 11/30/2020	9,430,000	9,184,009
1.900%, 11/24/2020	3,800,000	3,722,210
1.950%, 11/09/2020	5,740,000	5,634,895
2.500%, 10/01/2027	979,865	958,469
3.000%, 01/01/2027 to 03/01/2031	13,826,430	13,708,767
3.500%, 12/01/2025 to 03/01/2032	5,816,875	5,850,625
5.500%, 05/01/2034 to 08/01/2040	837,715	906,090
6.500%, 01/01/2039	482,373	541,113
Tennessee Valley Authority
3.875%, 02/15/2021	10,745,000	10,962,876
		216,083,668
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $341,638,919)		$334,322,271

COLLATERALIZED MORTGAGE
OBLIGATIONS – 2.6%
U.S. Government Agency – 2.6%
Federal Home Loan Mortgage Corp.
Series 4482, Class MA,
2.000%, 04/15/2031	415,518	407,136
Series K017, Class X1 IO,
1.451%, 12/25/2021	18,734,170	608,831
Series K018, Class X1 IO,
1.496%, 01/25/2022	2,414,242	80,269
Series K022, Class X1 IO,
1.361%, 07/25/2022	6,982,977	259,570
Series K026, Class X1 IO,
1.123%, 11/25/2022	2,981,758	95,971
Series K030, Class X1 IO,
0.199%, 04/25/2023	129,170,378	985,144
Series K038, Class X1 IO,
1.318%, 03/25/2024	4,729,442	237,613
Series K709, Class X1 IO,
1.630%, 03/25/2019	1,620,884	2,951
Series K710, Class X1 IO,
1.865%, 05/25/2019	2,487,824	9,743
Series K711, Class X1 IO,
1.799%, 07/25/2019	4,752,377	22,403
Series K715, Class X1 IO,
1.256%, 01/25/2021	14,755,480	286,931
Series K718, Class X1 IO,
0.758%, 01/25/2022	13,817,120	227,553
Federal National Mortgage Association
Series 2013-100, Class CA,
4.000%, 03/25/2039	667,236	674,787
Series 2014-28, Class BD,
3.500%, 08/25/2043	1,102,770	1,103,124
Government National
Mortgage Association
Series 2012-114, Class IO,
0.786%, 01/16/2053	901,276	45,240
Series 2017-109, Class IO,
0.611%, 04/16/2057	2,626,438	144,672
Series 2017-124, Class IO,
0.706%, 01/16/2059	3,246,552	208,426
Series 2017-135, Class IO,
0.839%, 10/16/2058	2,591,373	176,779
Series 2017-140, Class IO,
0.610%, 02/16/2059	1,893,771	113,672
Series 2017-159, Class IO,
0.545%, 06/16/2059	2,921,372	160,279
Series 2017-169, Class IO,
0.733%, 01/16/2060	5,643,453	367,853
Series 2017-20, Class IO,
0.748%, 12/16/2058	3,429,814	207,050
Series 2017-3, Class IO,
0.908%, 09/16/2058	3,178,104	235,100
Series 2017-41, Class IO,
0.791%, 07/16/2058	2,399,588	165,409
Series 2017-46, Class IO,
0.620%, 11/16/2057	2,593,614	151,841
Series 2017-61, Class IO,
0.768%, 05/16/2059	1,543,355	113,831
Series 2017-74, Class IO,
0.778%, 09/16/2058	3,384,280	206,081
Series 2017-89, Class IO,
0.766%, 07/16/2059	3,418,609	247,026
Series 2018-081, Class IO,
0.448%, 01/16/2060	6,297,260	329,173
Series 2018-114, Class IO,
0.540%, 04/16/2060	5,682,128	339,083

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association (continued)
Series 2018-68, Class IO,
0.478%, 01/16/2060	$7,125,208	$364,506
Series 2018-69, Class IO,
0.535%, 04/16/2060	6,304,525	382,303
Series 2018-9, Class IO,
0.558%, 01/16/2060	3,358,063	189,377
		9,149,727
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,669,019)		$9,149,727

SHORT-TERM INVESTMENTS – 2.3%
U.S. Government Agency – 0.6%
Federal Agricultural Mortgage Corp.
Discount Note
2.050%, 12/03/2018 *	485,000	485,000
Federal Home Loan Bank Discount Note
2.050%, 12/03/2018 *	1,509,000	1,509,000
		1,994,000
Repurchase agreement – 1.7%
Barclays Tri-Party Repurchase
Agreement dated 11-30-18 at 2.260%
to be repurchased at $5,905,112 on
12-3-18, collateralized by $400
U.S. Treasury Inflation Indexed
Bonds, 2.375% due 1-15-27 (valued at
$555, including interest) and
$5,696,600 U.S. Treasury Inflation
Indexed Notes, 0.125% due 4-15-20
(valued at $6,022,714, including
interest)	5,904,000	5,904,000
Repurchase Agreement with State Street
Corp. dated 11-30-18 at 1.050% to be
repurchased at $157,014 on 12-3-18,
collateralized by $165,000
U.S. Treasury Notes, 2.125% due
12-31-22 (valued at $161,760,
including interest)	157,000	157,000
		6,061,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,054,777)		$8,055,000
Total Investments (Short Term Government Income Fund)
(Cost $359,362,715) – 100.8%		$351,526,998
Other assets and liabilities, net – (0.8%)		(2,808,752)
TOTAL NET ASSETS – 100.0%		$348,718,246

Security Abbreviations and Legend

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Small Cap Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.1%
Communication services – 1.4%
Diversified telecommunication services – 0.7%
Vonage Holdings Corp. (A)	138,734	$1,469,193
Wireless telecommunication services – 0.7%
Boingo Wireless, Inc. (A)	58,583	1,466,918
		2,936,111
Consumer discretionary – 17.3%
Diversified consumer services – 1.1%
Grand Canyon Education, Inc. (A)	18,715	2,289,967
Hotels, restaurants and leisure – 4.7%
Boyd Gaming Corp.	79,356	1,969,616
Marriott Vacations Worldwide Corp.	38,278	3,108,174
Planet Fitness, Inc., Class A (A)	73,305	4,047,902
Wingstop, Inc.	14,180	930,492
		10,056,184
Household durables – 2.2%
iRobot Corp. (A)(B)	23,900	2,280,060
Skyline Champion Corp.	104,662	2,356,988
		4,637,048
Internet and direct marketing retail – 3.3%
Etsy, Inc. (A)	60,858	3,288,766
Stitch Fix, Inc., Class A (A)(B)	47,876	1,308,451
Wayfair, Inc., Class A (A)	22,288	2,366,986
		6,964,203
Specialty retail – 3.3%
Five Below, Inc. (A)	12,354	1,294,576
Floor & Decor Holdings, Inc.,
Class A (A)	41,827	1,385,729
MarineMax, Inc. (A)	36,744	780,075
RH (A)(B)	10,712	1,244,092
Sleep Number Corp. (A)	56,919	2,182,274
		6,886,746
Textiles, apparel and luxury goods – 2.7%
Carter’s, Inc.	25,024	2,314,720
Under Armour, Inc., Class A (A)(B)	32,666	780,064
Under Armour, Inc., Class C (A)	121,357	2,709,902
		5,804,686
		36,638,834
Consumer staples – 2.5%
Beverages – 1.2%
MGP Ingredients, Inc. (B)	36,404	2,475,108
Food and staples retailing – 1.3%
Performance Food Group Company (A)	81,834	2,820,000
		5,295,108
Energy – 1.6%
Oil, gas and consumable fuels – 1.6%
Centennial Resource Development, Inc.,
Class A (A)(B)	115,958	1,799,668
Viper Energy Partners LP	51,073	1,533,722
		3,333,390
Financials – 5.9%
Banks – 4.0%
BancorpSouth Bank	55,991	1,723,963
CenterState Bank Corp.	53,857	1,346,964
Sterling Bancorp	112,080	2,163,144
Texas Capital Bancshares, Inc. (A)	19,192	1,144,995
Union Bankshares Corp.	61,436	2,174,834
		8,553,900
Consumer finance – 1.0%
Green Dot Corp., Class A (A)	24,922	2,076,999

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance – 0.9%
MGIC Investment Corp. (A)	162,838	$1,906,833
		12,537,732
Health care – 30.9%
Biotechnology – 9.3%
Abeona Therapeutics, Inc. (A)(B)	72,035	590,687
Amicus Therapeutics, Inc. (A)(B)	85,017	938,588
Arena Pharmaceuticals, Inc. (A)	33,363	1,368,217
Blueprint Medicines Corp. (A)	21,003	1,204,942
CRISPR Therapeutics AG (A)(B)	16,800	643,946
Exact Sciences Corp. (A)	48,527	3,784,135
G1 Therapeutics, Inc. (A)	16,088	615,044
Galapagos NV, ADR (A)	8,195	825,400
Heron Therapeutics, Inc. (A)	40,904	1,175,172
Ironwood Pharmaceuticals, Inc. (A)	55,262	763,721
Karyopharm Therapeutics, Inc. (A)	62,576	650,790
Loxo Oncology, Inc. (A)	10,551	1,481,571
Nightstar Therapeutics PLC, ADR (A)	65,660	985,557
Portola Pharmaceuticals, Inc. (A)(B)	27,498	600,831
REGENXBIO, Inc. (A)	17,052	1,021,585
Rhythm Pharmaceuticals, Inc. (A)	26,100	770,733
Sage Therapeutics, Inc. (A)	6,622	763,450
Sangamo Therapeutics, Inc. (A)	65,500	810,235
Spark Therapeutics, Inc. (A)	17,322	729,776
		19,724,380
Health care equipment and supplies – 10.0%
DexCom, Inc. (A)	13,368	1,732,359
Globus Medical, Inc., Class A (A)	49,267	2,379,103
Haemonetics Corp. (A)	24,672	2,646,812
Hill-Rom Holdings, Inc.	31,185	3,023,698
Insulet Corp. (A)	62,499	5,245,541
Merit Medical Systems, Inc. (A)	58,364	3,679,850
Penumbra, Inc. (A)	18,016	2,508,188
		21,215,551
Health care providers and services – 2.1%
Amedisys, Inc. (A)	18,475	2,517,219
Molina Healthcare, Inc. (A)	13,904	1,942,528
		4,459,747
Health care technology – 4.9%
HMS Holdings Corp. (A)	88,434	3,160,631
Omnicell, Inc. (A)	49,903	3,854,009
Teladoc Health, Inc. (A)(B)	15,856	990,207
Veeva Systems, Inc., Class A (A)	25,026	2,406,500
		10,411,347
Life sciences tools and services – 2.8%
PRA Health Sciences, Inc. (A)	29,486	3,442,196
Syneos Health, Inc. (A)	49,247	2,547,055
		5,989,251
Pharmaceuticals – 1.8%
Aerie Pharmaceuticals, Inc. (A)	40,819	1,628,270
MyoKardia, Inc. (A)	26,290	1,631,820
Revance Therapeutics, Inc. (A)	21,503	439,521
		3,699,611
		65,499,887
Industrials – 12.1%
Aerospace and defense – 0.5%
Axon Enterprise, Inc. (A)	24,757	1,076,187
Airlines – 1.1%
JetBlue Airways Corp. (A)	124,431	2,428,893
Commercial services and supplies – 1.6%
The Brink’s Company	46,720	3,308,710
Construction and engineering – 0.7%
Argan, Inc.	32,907	1,430,467
Electrical equipment – 1.8%
EnerSys	43,602	3,809,507
Machinery – 4.6%
Actuant Corp., Class A	123,291	3,156,250
ITT, Inc.	69,624	3,860,651
Rexnord Corp. (A)	97,328	2,755,356
		9,772,257
Professional services – 1.8%
CoStar Group, Inc. (A)	4,732	1,747,953
TriNet Group, Inc. (A)	47,461	2,178,935
		3,926,888
		25,752,909
Information technology – 16.5%
Electronic equipment, instruments and components – 1.8%
II-VI, Inc. (A)	15,565	582,442
Zebra Technologies Corp., Class A (A)	17,938	3,225,252
		3,807,694
IT services – 3.5%
EPAM Systems, Inc. (A)	13,985	1,821,546
LiveRamp Holdings, Inc. (A)	39,582	1,872,229
ManTech International Corp., Class A	34,628	1,949,556
Wix.com, Ltd. (A)	18,309	1,724,342
		7,367,673
Semiconductors and semiconductor equipment – 1.0%
Entegris, Inc.	68,600	2,016,840
Tower Semiconductor, Ltd. (A)	4,700	74,072
		2,090,912
Software – 10.2%
2U, Inc. (A)	24,313	1,419,636
DraftKings, Inc. (A)(C)(D)	151,487	386,225
Everbridge, Inc. (A)	36,618	2,005,568
Fair Isaac Corp. (A)	11,212	2,227,040
Five9, Inc. (A)	57,582	2,469,116
Globant SA (A)	51,892	3,043,466
Guidewire Software, Inc. (A)	17,122	1,591,661
HubSpot, Inc. (A)	13,678	1,901,652
Mimecast, Ltd. (A)	71,396	2,658,073
Pivotal Software, Inc., Class A (A)	43,715	782,936
SendGrid, Inc. (A)	16,545	754,617
The Trade Desk, Inc., Class A (A)	10,839	1,544,016
Zendesk, Inc. (A)	16,649	989,450
		21,773,456
		35,039,735
Materials – 4.2%
Chemicals – 3.0%
Cabot Corp.	54,988	2,705,410
Ferro Corp. (A)	100,511	1,939,862
Ingevity Corp. (A)	17,233	1,689,006
		6,334,278
Metals and mining – 1.2%
Carpenter Technology Corp.	62,254	2,681,902
		9,016,180
Real estate – 5.7%
Equity real estate investment trusts – 4.7%
Agree Realty Corp.	43,509	2,591,831
Corporate Office Properties Trust	81,872	2,003,408
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	95,086	2,172,715
NexPoint Residential Trust, Inc.	41,300	1,507,037

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Xenia Hotels & Resorts, Inc.	84,916	$1,725,493
		10,000,484
Real estate management and development – 1.0%
Kennedy-Wilson Holdings, Inc.	105,694	2,070,545
		12,071,029
TOTAL COMMON STOCKS (Cost $174,393,075)		$208,120,915

PREFERRED SECURITIES – 0.6%
Consumer discretionary – 0.2%
Diversified consumer services – 0.2%
The Honest Company, Inc.,
Series D (A)(C)(D)	12,795	475,206
Information technology – 0.4%
Software – 0.4%
MarkLogic Corp., Series F (A)(C)(D)	72,325	722,527
TOTAL PREFERRED SECURITIES (Cost $1,425,432)		$1,197,733

SECURITIES LENDING COLLATERAL – 5.4%
John Hancock Collateral Trust,
2.3749% (E)(F)	1,142,005	11,423,018
TOTAL SECURITIES LENDING COLLATERAL (Cost
$11,422,934)		$11,423,018
Total Investments (Small Cap Stock Fund)
(Cost $187,241,441) – 104.1%		$220,741,666
Other assets and liabilities, net – (4.1%)		(8,596,347)
TOTAL NET ASSETS – 100.0%		$212,145,319

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $11,198,819.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 11-30-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Company Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 95.6%
Communication services – 1.7%
Entertainment – 0.4%
Rosetta Stone, Inc. (A)	51,972	$868,452
Media – 1.3%
Cable One, Inc.	2,604	2,341,751
Scholastic Corp.	19,800	914,958
		3,256,709
		4,125,161
Consumer discretionary – 9.4%
Auto components – 1.8%
Dorman Products, Inc. (A)	24,200	2,126,212
Garrett Motion, Inc. (A)(B)	52,300	601,450
LCI Industries	15,700	1,214,866
Visteon Corp. (A)	6,900	509,358
		4,451,886
Distributors – 1.0%
Pool Corp.	15,044	2,444,800
Diversified consumer services – 1.6%
American Public Education, Inc. (A)	37,412	1,183,716
Strategic Education, Inc.	19,862	2,710,964
		3,894,680
Hotels, restaurants and leisure – 0.5%
Marriott Vacations Worldwide Corp.	7,996	649,275
Red Robin Gourmet Burgers, Inc. (A)	14,700	509,943
		1,159,218
Household durables – 0.9%
Cavco Industries, Inc. (A)	12,100	1,991,176
CSS Industries, Inc.	29,489	319,661
		2,310,837
Specialty retail – 2.4%
Aaron’s, Inc.	55,400	2,592,720
Boot Barn Holdings, Inc. (A)	26,360	596,790
Express, Inc. (A)	63,700	397,488
Lumber Liquidators
Holdings, Inc. (A)(B)	66,504	839,946
Monro, Inc.	8,800	715,616
Party City Holdco, Inc. (A)(B)	67,635	808,238
		5,950,798
Textiles, apparel and luxury goods – 1.2%
Crocs, Inc. (A)	26,700	742,260
Culp, Inc.	32,611	668,199
Steven Madden, Ltd.	51,588	1,662,681
		3,073,140
		23,285,359
Consumer staples – 3.4%
Food and staples retailing – 0.9%
BJ’s Wholesale Club Holdings, Inc. (A)	20,186	471,545
PriceSmart, Inc.	15,300	1,023,417
SpartanNash Company	35,905	673,219
		2,168,181
Food products – 2.5%
Nomad Foods, Ltd. (A)	158,900	3,212,958
Post Holdings, Inc. (A)	17,830	1,725,053
The Simply Good Foods Company (A)	61,066	1,240,861
		6,178,872
		8,347,053
Energy – 5.5%
Energy equipment and services – 2.0%
Frank’s International NV (A)	246,000	1,808,100
Keane Group, Inc. (A)	124,629	1,385,874
Oceaneering International, Inc. (A)	57,200	960,388
TETRA Technologies, Inc. (A)	332,580	771,586
		4,925,948
Oil, gas and consumable fuels – 3.5%
Centennial Resource Development, Inc.,
Class A (A)(B)	131,860	2,046,467
International Seaways, Inc. (A)	62,720	1,209,242
Jagged Peak Energy, Inc. (A)(B)	76,176	871,453
Kosmos Energy, Ltd. (A)	103,200	555,216
Matador Resources Company (A)	85,600	1,951,680
WPX Energy, Inc. (A)	144,000	2,008,800
		8,642,858
		13,568,806

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financials – 25.3%
Banks – 15.4%
Atlantic Capital Bancshares, Inc. (A)	42,607	$784,395
BankUnited, Inc.	74,100	2,559,414
BOK Financial Corp.	15,088	1,271,918
Columbia Banking System, Inc.	62,400	2,538,432
East West Bancorp, Inc.	28,985	1,556,205
FB Financial Corp.	36,584	1,413,972
Glacier Bancorp, Inc.	53,240	2,513,993
Heritage Commerce Corp.	52,100	744,509
Heritage Financial Corp.	39,023	1,364,634
Home BancShares, Inc.	196,400	3,851,404
Hope Bancorp, Inc.	76,800	1,167,360
Howard Bancorp, Inc. (A)	40,478	643,600
Live Oak Bancshares, Inc.	30,231	541,437
National Bank Holdings Corp., Class A	58,650	2,183,540
Origin Bancorp, Inc.	19,500	728,910
Pinnacle Financial Partners, Inc.	18,980	1,088,503
Popular, Inc.	50,900	2,870,760
Prosperity Bancshares, Inc. (B)	28,500	1,977,615
SVB Financial Group (A)	3,186	811,825
Texas Capital Bancshares, Inc. (A)	22,100	1,318,486
Towne Bank	76,700	2,194,387
Webster Financial Corp.	32,880	1,978,390
Wintrust Financial Corp.	24,600	1,902,810
		38,006,499
Capital markets – 2.0%
Cboe Global Markets, Inc.	7,239	779,061
Focus Financial Partners, Inc.,
Class A (A)	6,780	209,638
Hercules Capital, Inc.	104,900	1,275,584
Houlihan Lokey, Inc.	24,326	1,028,990
Main Street Capital Corp. (B)	25,600	979,200
Virtus Investment Partners, Inc.	7,819	742,805
		5,015,278
Consumer finance – 1.6%
Green Dot Corp., Class A (A)	46,200	3,850,308
Insurance – 2.4%
Assured Guaranty, Ltd.	17,912	731,168
Employers Holdings, Inc.	26,100	1,173,195
ProAssurance Corp.	37,800	1,652,994
Safety Insurance Group, Inc.	11,400	1,001,148
State Auto Financial Corp.	35,700	1,249,500
		5,808,005
Mortgage real estate investment trusts – 0.3%
Redwood Trust, Inc.	49,730	829,994
Thrifts and mortgage finance – 3.6%
Beneficial Bancorp, Inc.	91,071	1,409,779
Meridian Bancorp, Inc.	73,700	1,204,995
PCSB Financial Corp.	45,022	895,037
PDL Community Bancorp (A)(B)	47,866	628,959
Radian Group, Inc.	90,700	1,668,880
Sterling Bancorp, Inc.	53,011	446,883
United Financial Bancorp, Inc.	87,800	1,438,164
WSFS Financial Corp.	29,404	1,237,026
		8,929,723
		62,439,807
Health care – 7.5%
Biotechnology – 0.1%
Momenta Pharmaceuticals, Inc. (A)	21,300	252,192
Health care equipment and supplies – 4.3%
Atrion Corp.	4,438	3,431,550
Avanos Medical, Inc. (A)	45,800	2,185,118
Haemonetics Corp. (A)	4,709	505,182
Quidel Corp. (A)	52,300	3,180,886
West Pharmaceutical Services, Inc.	12,613	1,381,880
		10,684,616
Health care providers and services – 3.1%
Molina Healthcare, Inc. (A)	17,622	2,461,970
Patterson Companies, Inc.	26,500	672,305
Select Medical Holdings Corp. (A)	91,428	1,771,875
The Ensign Group, Inc.	57,700	2,617,849
		7,523,999
		18,460,807
Industrials – 12.8%
Aerospace and defense – 1.6%
Cubic Corp.	32,812	2,007,766
Triumph Group, Inc. (B)	111,039	1,866,566
		3,874,332
Building products – 0.5%
Universal Forest Products, Inc.	45,900	1,269,594
Commercial services and supplies – 2.1%
Brady Corp., Class A	23,740	1,034,114
Matthews International Corp., Class A	13,434	565,974
McGrath RentCorp	27,667	1,478,248
MSA Safety, Inc.	11,900	1,296,981
Stericycle, Inc. (A)	10,600	509,542
The Brink’s Company	5,100	361,182
		5,246,041
Construction and engineering – 0.6%
Aegion Corp. (A)	79,700	1,522,270
Electrical equipment – 0.3%
Thermon Group Holdings, Inc. (A)	36,900	833,571
Machinery – 3.3%
Blue Bird Corp. (A)	36,120	690,976
CIRCOR International, Inc. (A)	35,271	1,167,470
ESCO Technologies, Inc.	29,250	2,055,690
Hillenbrand, Inc. (B)	21,160	937,600
Lydall, Inc. (A)	19,909	440,586
RBC Bearings, Inc. (A)	9,600	1,468,992
Sun Hydraulics Corp.	29,591	1,233,353
		7,994,667
Marine – 0.4%
Kirby Corp. (A)	12,636	964,632
Professional services – 1.5%
FTI Consulting, Inc. (A)	29,900	2,100,475
Huron Consulting Group, Inc. (A)	10,900	606,803
Navigant Consulting, Inc.	30,310	776,542
Upwork, Inc. (A)	5,437	101,291
		3,585,111
Road and rail – 2.3%
Genesee & Wyoming, Inc., Class A (A)	21,700	1,807,176
Landstar System, Inc.	27,337	2,981,920
Universal Logistics Holdings, Inc.	35,900	838,983
		5,628,079
Trading companies and distributors – 0.2%
Beacon Roofing Supply, Inc. (A)	16,865	587,914
		31,506,211
Information technology – 9.8%
Communications equipment – 0.7%
Harmonic, Inc. (A)	313,535	1,762,067
Electronic equipment, instruments and components – 4.4%
Belden, Inc.	65,000	3,625,700

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Knowles Corp. (A)	101,600	$1,548,384
Littelfuse, Inc.	19,774	3,783,755
Mesa Laboratories, Inc. (B)	5,700	1,261,638
Methode Electronics, Inc.	23,170	702,051
		10,921,528
IT services – 1.3%
Conduent, Inc. (A)	105,200	1,348,664
GTT Communications, Inc. (A)(B)	33,710	1,134,679
I3 Verticals, Inc., Class A (A)	30,900	696,177
		3,179,520
Semiconductors and semiconductor equipment – 1.4%
Cabot Microelectronics Corp.	17,576	1,889,068
MaxLinear, Inc. (A)	51,300	1,046,520
Rudolph Technologies, Inc. (A)	25,500	541,110
		3,476,698
Software – 2.0%
Ceridian HCM Holding, Inc. (A)(B)	25,727	1,032,167
Cision, Ltd. (A)	93,089	1,165,474
Q2 Holdings, Inc. (A)	17,770	964,733
RealPage, Inc. (A)	14,200	732,436
SVMK, Inc. (A)	4,780	68,258
Zendesk, Inc. (A)	15,600	927,108
		4,890,176
		24,229,989
Materials – 3.0%
Chemicals – 0.8%
American Vanguard Corp.	43,400	725,648
Minerals Technologies, Inc.	20,700	1,164,996
		1,890,644
Containers and packaging – 0.6%
Myers Industries, Inc.	98,058	1,617,957
Metals and mining – 1.4%
Carpenter Technology Corp.	37,600	1,619,808
Constellium NV, Class A (A)	78,500	658,615
New Gold, Inc. (A)	259,700	197,632
Reliance Steel & Aluminum Company	11,819	950,839
		3,426,894
Paper and forest products – 0.2%
Clearwater Paper Corp. (A)	18,078	556,983
		7,492,478
Real estate – 10.3%
Equity real estate investment trusts – 10.0%
Acadia Realty Trust	39,860	1,142,786
American Campus Communities, Inc.	31,490	1,380,207
Cedar Realty Trust, Inc.	368,531	1,323,026
Douglas Emmett, Inc.	29,300	1,081,756
EastGroup Properties, Inc.	23,700	2,370,474
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	60,600	1,384,710
Healthcare Realty Trust, Inc.	66,200	2,052,200
JBG SMITH Properties	42,707	1,711,269
Kilroy Realty Corp.	18,400	1,289,656
PotlatchDeltic Corp.	39,140	1,452,094
PS Business Parks, Inc.	12,900	1,819,158
Retail Opportunity Investments Corp.	45,930	831,333
Saul Centers, Inc.	25,300	1,332,045
Sunstone Hotel Investors, Inc.	124,000	1,892,240
Terreno Realty Corp.	57,100	2,227,471
Washington Real Estate Investment Trust	47,100	1,269,816
		24,560,241
Real estate management and development – 0.3%
The St. Joe Company (A)	57,100	856,500
		25,416,741
Utilities – 6.9%
Electric utilities – 1.9%
MGE Energy, Inc.	12,500	826,125
PNM Resources, Inc.	57,330	2,477,803
Portland General Electric Company	27,700	1,333,755
		4,637,683
Gas utilities – 3.3%
Atmos Energy Corp.	11,700	1,119,339
Chesapeake Utilities Corp.	32,100	2,761,884
ONE Gas, Inc.	35,500	3,020,695
RGC Resources, Inc.	10,695	295,075
South Jersey Industries, Inc. (B)	27,861	869,263
		8,066,256
Multi-utilities – 1.2%
NorthWestern Corp.	30,800	1,969,968
SCANA Corp.	23,825	1,111,675
		3,081,643
Water utilities – 0.5%
California Water Service Group	27,600	1,261,872
		17,047,454
TOTAL COMMON STOCKS (Cost $156,508,759)		$235,919,866

SECURITIES LENDING COLLATERAL – 4.2%
John Hancock Collateral Trust,
2.3749% (C)(D)	1,024,676	10,249,427
TOTAL SECURITIES LENDING COLLATERAL (Cost
$10,249,383)		$10,249,427

SHORT-TERM INVESTMENTS – 2.4%
Money market funds – 2.4%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
2.1426% (C)	500,000	500,000
T. Rowe Price Government Reserve Fund,
2.2493% (C)	5,488,089	5,488,089
		5,988,089
TOTAL SHORT-TERM INVESTMENTS (Cost $5,988,089)		$5,988,089
Total Investments (Small Company Value Fund)
(Cost $172,746,231) – 102.2%		$252,157,382
Other assets and liabilities, net – (2.2%)		(5,546,441)
TOTAL NET ASSETS – 100.0%		$246,610,941

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $9,934,766.
(C)	The rate shown is the annualized seven-day yield as of 11-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Strategic Equity Allocation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 94.4%
Communication services – 5.9%
Diversified telecommunication services – 1.6%
AT&T, Inc.	968,717	$30,262,719
ATN International, Inc.	1,252	105,869

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
BCE, Inc.	25,522	$1,093,951
Bezeq The Israeli Telecommunication
Corp., Ltd.	297,182	343,103
BT Group PLC	1,311,256	4,388,002
CenturyLink, Inc.	127,239	2,392,093
China Communications Services Corp.,
Ltd., H Shares	306,700	256,876
China Telecom Corp., Ltd., H Shares	1,784,996	967,919
China Tower Corp., Ltd., H
Shares (A)(B)	4,452,000	661,780
China Unicom Hong Kong, Ltd.	790,316	922,953
Chunghwa Telecom Company, Ltd.	424,479	1,477,934
Cincinnati Bell, Inc. (B)	5,606	69,627
Cogent Communications Holdings, Inc.	4,923	238,716
Consolidated Communications
Holdings, Inc. (C)	8,527	117,332
Deutsche Telekom AG	441,890	7,769,948
Elisa OYJ	22,255	893,542
Frontier Communications Corp. (C)	12,842	45,846
HKT Trust & HKT, Ltd.	557,322	807,276
Iliad SA	4,813	650,315
Intelsat SA (B)	5,476	136,188
Iridium Communications, Inc. (B)	11,487	274,310
Koninklijke KPN NV	997,681	2,959,611
LG Uplus Corp.	27,497	434,782
Nippon Telegraph & Telephone Corp.	108,400	4,471,612
O2 Czech Republic AS	5,505	59,143
Ooma, Inc. (B)	2,509	37,484
Orange Polska SA (B)	174,612	220,369
Orange SA	360,053	6,189,372
ORBCOMM, Inc. (B)	9,262	87,804
PCCW, Ltd.	614,000	360,817
pdvWireless, Inc. (B)	1,218	52,910
Proximus SADP	26,095	723,721
Singapore Telecommunications, Ltd.	175,950	395,681
Singapore Telecommunications, Ltd.	329,050	724,607
Spark New Zealand, Ltd.	193,123	562,458
Swisscom AG	3,714	1,783,960
Telecom Italia SpA (B)	578,849	377,173
Telecom Italia SpA	326,385	183,967
Telefonica Deutschland Holding AG	97,552	395,871
Telefonica SA	179,553	1,615,331
Telekom Malaysia BHD	40,218	22,475
Telekomunikasi Indonesia Persero
Tbk PT	1,076,160	278,484
Telenor ASA	148,214	2,875,011
Telia Company AB	458,456	2,120,268
Telkom SA SOC, Ltd. (C)	50,255	205,721
Telstra Corp., Ltd.	708,448	1,517,787
TELUS Corp.	32,411	1,163,347
Tower Bersama Infrastructure Tbk PT	38,800	10,870
TPG Telecom, Ltd.	63,311	333,614
True Corp. PCL	840,500	149,961
True Corp. PCL, Foreign Quota Shares	452,600	80,753
United Internet AG	16,370	740,639
Verizon Communications, Inc.	551,251	33,240,435
Vonage Holdings Corp. (B)	26,269	278,189
Windstream Holdings, Inc. (B)(C)	5,374	16,176
		118,546,702
Entertainment – 0.8%
Activision Blizzard, Inc.	57,280	2,857,126
Alibaba Pictures Group, Ltd. (B)	1,804,900	282,465
AMC Entertainment Holdings, Inc.,
Class A	6,194	84,548
CD Projekt SA (B)	18,232	687,946
Cinemark Holdings, Inc.	28,725	1,102,178
DeNA Company, Ltd.	16,300	302,963
Electronic Arts, Inc. (B)	22,901	1,925,287
Eros International PLC (B)(C)	4,439	40,528
Glu Mobile, Inc. (B)	13,543	100,354
IMAX Corp. (B)	6,377	118,357
Konami Holdings Corp.	14,500	649,971
Liberty Media Corp.-Liberty Braves,
Class A (B)	1,376	34,414
Liberty Media Corp.-Liberty Braves,
Class C (B)	4,264	106,600
Live Nation Entertainment, Inc. (B)	37,281	2,075,806
NCSoft Corp.	2,241	1,027,794
NetEase, Inc., ADR	10,204	2,317,022
Netflix, Inc. (B)	32,705	9,357,882
Netmarble Corp. (A)	3,302	385,473
Nexon Company, Ltd. (B)	69,500	826,312
Nintendo Company, Ltd.	17,739	5,395,187
Pandora Media, Inc. (B)	30,731	267,052
Pearl Abyss Corp. (B)	730	125,320
Reading International, Inc., Class A (B)	2,423	36,999
Rosetta Stone, Inc. (B)	2,597	43,396
SFX Entertainment, Inc. (B)(D)	8,025	0
Take-Two Interactive Software, Inc. (B)	8,711	955,335
The Marcus Corp.	2,328	98,847
The Walt Disney Company	111,663	12,895,960
Toho Company, Ltd.	17,500	609,771
Twenty-First Century Fox, Inc., Class A	80,046	3,959,876
Twenty-First Century Fox, Inc., Class B	35,761	1,753,362
Ubisoft Entertainment SA (B)	14,019	1,143,269
Viacom, Inc., Class B	27,142	837,602
Vivendi SA	187,808	4,684,353
World Wrestling Entertainment, Inc.,
Class A	16,855	1,246,596
		58,335,951
Interactive media and services – 1.7%
58.com, Inc., ADR (B)	11,900	709,121
Alphabet, Inc., Class A (B)	22,450	24,911,643
Alphabet, Inc., Class C (B)	23,121	25,304,316
Auto Trader Group PLC (A)	145,183	813,542
Autohome, Inc., ADR	7,600	625,784
Baidu, Inc., ADR (B)	35,800	6,740,424
Care.com, Inc. (B)	2,423	43,420
Cargurus, Inc. (B)	5,990	233,071
Cars.com, Inc. (B)	25,658	663,772
Facebook, Inc., Class A (B)	181,079	25,461,518
Fang Holdings, Ltd., ADR (B)	27,100	49,864
Kakaku.com, Inc.	21,000	423,639
Kakao Corp.	6,412	645,772
Liberty TripAdvisor Holdings, Inc.,
Class A (B)	8,789	167,255
LINE Corp. (B)(C)	11,200	397,084
Momo, Inc., ADR (B)	18,700	586,245
NAVER Corp.	17,900	2,024,199
QuinStreet, Inc. (B)	4,575	73,841
REA Group, Ltd.	8,782	490,532
SINA Corp. (B)	8,300	537,591
Tencent Holdings, Ltd.	737,912	29,500,710
The Meet Group, Inc. (B)	9,001	36,274
TripAdvisor, Inc. (B)	7,861	503,576
TrueCar, Inc. (B)	11,264	117,258
Twitter, Inc. (B)	54,026	1,699,118
Weibo Corp., ADR (B)(C)	7,100	452,128
XO Group, Inc. (B)	2,916	100,602
Yahoo Japan Corp.	444,207	1,273,787

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Yelp, Inc. (B)	9,720	$327,272
YY, Inc., ADR (B)	6,200	422,034
		125,335,392
Media – 1.0%
AMC Networks, Inc., Class A (B)	12,279	735,021
Astro Malaysia Holdings BHD	46,900	13,471
Axel Springer SE	6,279	401,434
Cable One, Inc.	1,341	1,205,948
CBS Corp., Class B	25,212	1,365,986
Central European Media
Enterprises, Ltd., Class A (B)(C)	10,394	34,092
Charter Communications, Inc.,
Class A (B)	13,390	4,407,988
Cheil Worldwide, Inc.	8,822	184,881
China Literature, Ltd. (A)(B)(C)	23,800	125,304
Clear Channel Outdoor Holdings, Inc.,
Class A	5,159	26,362
Comcast Corp., Class A	343,448	13,397,906
CyberAgent, Inc.	15,800	718,809
Cyfrowy Polsat SA (B)	68,598	406,696
Daily Journal Corp. (B)(C)	146	34,456
Dentsu, Inc.	33,844	1,507,081
Discovery, Inc., Series A (B)(C)	12,679	389,499
Discovery, Inc., Series C (B)	25,504	712,327
DISH Network Corp., Class A (B)	17,734	580,966
Emerald Expositions Events, Inc.	3,228	37,768
Entercom Communications Corp.,
Class A (C)	15,607	101,914
Entravision Communications Corp.,
Class A	8,341	26,941
Eutelsat Communications SA (C)	31,411	671,385
Gannett Company, Inc.	13,606	141,094
Gray Television, Inc. (B)	9,642	178,281
Grupo Televisa SAB	628,597	1,714,966
Hakuhodo DY Holdings, Inc.	36,200	554,491
Hemisphere Media Group, Inc. (B)	2,505	34,744
Informa PLC	193,280	1,707,285
ITV PLC	561,976	1,042,948
JCDecaux SA	13,342	453,002
John Wiley & Sons, Inc., Class A	12,293	679,680
Liberty Latin America, Ltd., Class A (B)	6,236	113,807
Liberty Latin America, Ltd., Class C (B)	12,532	231,717
Loral Space & Communications, Inc. (B)	1,565	66,528
MDC Partners, Inc., Class A (B)	7,906	20,872
Media General, Inc. (B)(D)	18,354	1,762
Meredith Corp. (C)	15,460	885,240
MSG Networks, Inc., Class A (B)	7,054	188,906
Naspers, Ltd., N Shares	79,903	15,928,909
National CineMedia, Inc.	9,397	64,933
New Media Investment Group, Inc.	7,231	95,449
News Corp., Class A	29,814	386,986
News Corp., Class B	9,396	125,906
Nexstar Media Group, Inc., Class A	5,350	442,124
Omnicom Group, Inc.	16,669	1,283,013
Pearson PLC	121,139	1,491,657
ProSiebenSat.1 Media SE	30,882	627,331
Publicis Groupe SA	37,484	2,226,499
RTL Group SA	5,060	302,875
Schibsted ASA, B Shares	19,301	646,282
Scholastic Corp.	3,361	155,312
SES SA	65,654	1,421,665
Shaw Communications, Inc., Class B	72,266	1,360,308
Sinclair Broadcast Group, Inc., Class A	8,635	271,571
Singapore Press Holdings, Ltd.	97,500	188,191
Surya Citra Media Tbk PT	129,300	17,378
TechTarget, Inc. (B)	2,538	36,522
TEGNA, Inc.	84,140	1,118,221
Telenet Group Holding NV	9,040	448,050
The EW Scripps Company, Class A	5,652	99,645
The Interpublic Group of
Companies, Inc.	29,413	691,206
The New York Times Company, Class A	53,768	1,442,595
Tribune Publishing Company (B)	2,247	32,784
WideOpenWest, Inc. (B)	3,724	34,782
WPP PLC	196,835	2,172,771
		68,214,523
Wireless telecommunication services – 0.8%
1&1 Drillisch AG	7,107	358,849
Advanced Info Service PCL	34,000	185,125
Advanced Info Service PCL, Foreign
Quota Shares	97,000	528,151
America Movil SAB de CV, Series L	8,657,200	5,810,101
Axiata Group BHD	77,253	67,214
Boingo Wireless, Inc. (B)	4,955	124,073
China Mobile, Ltd.	794,170	7,916,484
DiGi.Com BHD	79,020	80,197
Empresa Nacional de
Telecomunicaciones SA	23,342	192,776
Far EasTone Telecommunications
Company, Ltd.	173,595	409,213
Globe Telecom, Inc.	7,475	281,294
Gogo, Inc. (B)(C)	7,567	32,008
KDDI Corp.	277,567	6,521,911
Maxis BHD	58,860	76,464
Millicom International Cellular SA	10,716	632,973
MTN Group, Ltd.	309,335	1,947,187
NII Holdings, Inc. (B)(C)	10,797	58,412
NTT DOCOMO, Inc.	206,900	4,799,991
PLAY Communications SA (A)	31,667	135,106
PLDT, Inc.	19,385	426,506
Rogers Communications, Inc., Class B	56,830	3,031,304
Shenandoah
Telecommunications Company	5,605	280,026
SK Telecom Company, Ltd.	2,604	673,997
SoftBank Group Corp.	129,226	10,909,205
Spok Holdings, Inc.	2,635	38,392
Taiwan Mobile Company, Ltd.	176,000	623,472
Tele2 AB, B Shares	81,091	1,015,630
Telephone & Data Systems, Inc.	24,879	888,927
TIM Participacoes SA	89,289	274,032
Turkcell Iletisim Hizmetleri AS	168,957	411,588
Vodacom Group, Ltd. (C)	109,778	994,412
Vodafone Group PLC	4,152,611	8,972,296
		58,697,316
		429,129,884
Consumer discretionary – 9.8%
Auto components – 0.5%
Adient PLC	23,462	555,580
Aisin Seiki Company, Ltd.	25,400	1,006,307
American Axle & Manufacturing
Holdings, Inc. (B)	13,207	164,427
Aptiv PLC	45,430	3,266,417
BorgWarner, Inc.	35,906	1,421,159
Bridgestone Corp.	95,300	3,874,852
Cheng Shin Rubber Industry
Company, Ltd.	210,730	291,419
China First Capital Group, Ltd. (B)	406,000	197,440
Cie Generale des Etablissements
Michelin SCA	30,813	3,228,925

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Continental AG	14,619	$2,209,079
Cooper Tire & Rubber Company	6,063	207,355
Cooper-Standard Holdings, Inc. (B)	2,092	152,967
Dana, Inc.	56,585	821,048
Delphi Technologies PLC	23,989	409,972
Denso Corp.	68,316	3,167,248
Dorman Products, Inc. (B)	3,204	281,503
Faurecia SA	13,844	541,073
Fox Factory Holding Corp. (B)	4,340	276,501
Fuyao Glass Industry Group
Company, Ltd., H Shares (A)	64,800	200,566
Gentex Corp.	72,659	1,636,281
Gentherm, Inc. (B)	4,392	203,921
Hankook Tire Company, Ltd.	9,492	362,699
Hanon Systems	23,947	225,052
Hyundai Mobis Company, Ltd.	8,708	1,403,220
Koito Manufacturing Company, Ltd.	16,376	882,657
LCI Industries	2,937	227,265
Linamar Corp.	7,710	279,525
Magna International, Inc.	52,705	2,630,391
Minth Group, Ltd.	112,500	378,465
Modine Manufacturing Company (B)	6,073	79,253
Motorcar Parts of America, Inc. (B)	2,428	43,583
Nexteer Automotive Group, Ltd.	111,980	169,740
NGK Spark Plug Company, Ltd.	25,000	514,606
NOK Corp.	12,300	185,986
Nokian Renkaat OYJ	18,237	585,246
Pirelli & C. SpA (A)(B)	19,512	137,578
Standard Motor Products, Inc.	2,519	132,676
Stanley Electric Company, Ltd.	20,300	592,587
Stoneridge, Inc. (B)	3,298	88,222
Sumitomo Electric Industries, Ltd.	118,100	1,662,163
Sumitomo Rubber Industries, Ltd.	26,400	353,208
Superior Industries International, Inc.	3,172	23,346
Tenneco, Inc., Class A	6,079	205,166
The Goodyear Tire & Rubber Company	41,102	951,922
The Yokohama Rubber Company, Ltd.	18,400	385,871
Tower International, Inc.	2,416	67,938
Toyoda Gosei Company, Ltd.	9,900	191,509
Toyota Industries Corp.	23,029	1,185,861
Valeo SA	43,560	1,243,088
Visteon Corp. (B)	7,934	585,688
		39,888,551
Automobiles – 1.1%
Astra International Tbk PT	426,808	255,619
BAIC Motor Corp., Ltd., H Shares (A)	232,000	142,877
Bayerische Motoren Werke AG	44,000	3,612,986
Brilliance China Automotive
Holdings, Ltd.	393,300	350,502
BYD Company, Ltd., H Shares (C)	82,694	625,422
Chongqing Changan Automobile
Company, Ltd., B Shares	90,800	42,607
Daimler AG	120,785	6,829,110
Dongfeng Motor Group Company, Ltd.,
H Shares	347,580	336,221
Ferrari NV	6,291	690,572
Fiat Chrysler Automobiles NV (B)	56,118	931,902
Ford Motor Company	666,620	6,272,894
Ford Otomotiv Sanayi AS	10,532	109,315
Geely Automobile Holdings, Ltd.	639,300	1,270,331
General Motors Company	223,436	8,479,396
Great Wall Motor Company, Ltd., H
Shares (C)	402,250	258,126
Guangzhou Automobile Group
Company, Ltd., H Shares	382,046	398,806
Harley-Davidson, Inc.	27,973	1,182,978
Honda Motor Company, Ltd.	255,627	7,211,486
Hyundai Motor Company	19,598	1,873,178
Isuzu Motors, Ltd.	86,400	1,231,521
Kia Motors Corp.	33,703	917,578
Mazda Motor Corp.	88,580	948,155
Mitsubishi Motors Corp.	104,400	642,741
Nissan Motor Company, Ltd.	362,625	3,179,689
Peugeot SA	106,378	2,340,526
Renault SA	34,860	2,453,785
Subaru Corp.	96,200	2,142,153
Suzuki Motor Corp.	53,700	2,679,253
Thor Industries, Inc.	13,526	917,198
Tofas Turk Otomobil Fabrikasi AS	18,201	67,732
Toyota Motor Corp.	357,500	21,611,369
UMW Holdings BHD	9,700	11,731
Volkswagen AG	4,423	735,585
Winnebago Industries, Inc.	3,764	94,213
Yamaha Motor Company, Ltd.	43,700	901,187
		81,748,744
Distributors – 0.1%
Core-Mark Holding Company, Inc.	5,507	144,724
Funko, Inc., Class A (B)	1,421	21,358
Genuine Parts Company	28,004	2,904,295
Jardine Cycle & Carriage, Ltd.	6,354	163,553
LKQ Corp. (B)	61,979	1,725,495
Pool Corp.	10,909	1,772,822
Weyco Group, Inc.	867	28,715
		6,760,962
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (B)	23,342	1,347,767
American Public Education, Inc. (B)	2,013	63,691
Benesse Holdings, Inc.	11,100	329,717
Cambium Learning Group, Inc. (B)	1,783	25,818
Career Education Corp. (B)	8,242	111,185
Carriage Services, Inc.	2,328	39,669
Chegg, Inc. (B)	12,985	362,931
Graham Holdings Company, Class B	1,184	780,209
H&R Block, Inc.	27,319	737,886
Houghton Mifflin Harcourt Company (B)	12,894	128,295
K12, Inc. (B)	4,442	105,986
Kroton Educacional SA	149,180	405,236
Laureate Education, Inc., Class A (B)	9,961	146,925
New Oriental Education & Technology
Group, Inc., ADR (B)	18,500	1,057,460
Regis Corp. (B)	4,263	77,885
Service Corp. International	48,732	2,251,418
Sotheby’s (B)	14,353	573,976
Strategic Education, Inc.	2,493	340,270
TAL Education Group, ADR (B)	45,962	1,290,153
Weight Watchers International, Inc. (B)	15,058	753,201
		10,929,678
Hotels, restaurants and leisure – 1.6%
Accor SA	33,796	1,501,220
Alsea SAB de CV	127,900	320,539
Aristocrat Leisure, Ltd.	97,454	1,694,011
BBX Capital Corp.	8,489	57,046
Belmond, Ltd., Class A (B)	10,788	196,342
Biglari Holdings, Inc., Class B (B)	185	26,464
BJ’s Restaurants, Inc.	2,474	134,388
Bloomin’ Brands, Inc.	10,040	196,282
Bojangles’, Inc. (B)	2,318	37,297
Boyd Gaming Corp.	31,607	784,486
Brinker International, Inc. (C)	16,246	829,846

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Carnival Corp.	53,203	$3,207,609
Carnival PLC	27,980	1,633,162
Carrols Restaurant Group, Inc. (B)	4,272	47,077
Century Casinos, Inc. (B)	4,332	32,317
China Travel International Investment
Hong Kong, Ltd.	284,000	79,159
Chipotle Mexican Grill, Inc. (B)	3,265	1,545,031
Churchill Downs, Inc.	4,625	1,284,640
Chuy’s Holdings, Inc. (B)	2,137	45,732
Compass Group PLC	245,709	5,269,234
Cracker Barrel Old Country
Store, Inc. (C)	8,763	1,584,438
Crown Resorts, Ltd.	64,055	550,040
Darden Restaurants, Inc.	16,528	1,827,005
Dave & Buster’s Entertainment, Inc.	4,758	270,540
Del Frisco’s Restaurant Group, Inc. (B)	4,415	30,331
Del Taco Restaurants, Inc. (B)	3,969	42,508
Denny’s Corp. (B)	7,605	125,787
Dine Brands Global, Inc.	1,980	176,576
Domino’s Pizza Enterprises, Ltd.	10,037	338,623
Domino’s Pizza, Inc.	11,314	3,137,598
Drive Shack, Inc. (B)	7,994	37,332
Dunkin’ Brands Group, Inc.	22,636	1,675,064
El Pollo Loco Holdings, Inc. (B)	2,888	44,100
Eldorado Resorts, Inc. (B)	25,422	1,118,060
Fiesta Restaurant Group, Inc. (B)	2,891	54,495
Flight Centre Travel Group, Ltd.	9,456	338,813
Galaxy Entertainment Group, Ltd.	357,000	2,208,832
Genting BHD	59,000	88,694
Genting Malaysia BHD	83,660	57,378
Genting Singapore, Ltd.	383,200	272,097
Golden Entertainment, Inc. (B)	2,258	40,847
GVC Holdings PLC	85,216	803,730
Hilton Worldwide Holdings, Inc.	39,450	2,980,053
Huazhu Group, Ltd., ADR	17,000	536,180
InterContinental Hotels Group PLC	28,080	1,508,835
International Speedway Corp., Class A	9,516	402,907
Jack in the Box, Inc.	10,607	940,735
Jollibee Foods Corp.	97,670	519,512
Kangwon Land, Inc.	15,178	436,996
Lindblad Expeditions Holdings, Inc. (B)	3,030	39,026
Marriott International, Inc., Class A	38,101	4,382,758
Marriott Vacations Worldwide Corp.	15,691	1,274,109
McDonald’s Corp.	102,443	19,311,530
McDonald’s Holdings Company
Japan, Ltd. (C)	10,100	453,159
Melco Resorts &
Entertainment, Ltd., ADR	37,200	672,204
Merlin Entertainments PLC (A)	110,306	473,504
MGM China Holdings, Ltd.	144,400	248,363
MGM Resorts International	68,323	1,841,988
Minor International PCL	110,900	122,621
Minor International PCL, Foreign
Quota Shares	149,430	165,224
Monarch Casino & Resort, Inc. (B)	1,462	58,480
Nathan’s Famous, Inc.	381	27,954
Norwegian Cruise Line
Holdings, Ltd. (B)	27,221	1,396,982
Oriental Land Company, Ltd.	31,300	3,122,126
Paddy Power Betfair PLC	14,800	1,329,450
Papa John’s International, Inc.	8,750	419,913
Penn National Gaming, Inc. (B)	41,698	921,943
Planet Fitness, Inc., Class A (B)	10,531	581,522
PlayAGS, Inc. (B)	2,712	60,884
Potbelly Corp. (B)	3,127	31,833
RCI Hospitality Holdings, Inc.	1,211	30,299
Red Lion Hotels Corp. (B)	2,573	23,208
Red Robin Gourmet Burgers, Inc. (B)	1,636	56,753
Red Rock Resorts, Inc., Class A	8,373	219,038
Restaurant Brands International, Inc.	37,193	2,170,303
Royal Caribbean Cruises, Ltd.	22,540	2,548,598
Ruth’s Hospitality Group, Inc.	3,471	84,935
Sands China, Ltd.	364,852	1,591,014
Scientific Games Corp. (B)	21,494	418,703
SeaWorld Entertainment, Inc. (B)	6,528	185,917
Shake Shack, Inc., Class A (B)	2,962	164,539
Shangri-La Asia, Ltd.	190,500	271,554
Six Flags Entertainment Corp.	19,304	1,184,493
SJM Holdings, Ltd.	300,384	272,492
Sodexo SA	16,294	1,686,262
Sonic Corp.	4,153	180,448
Speedway Motorsports, Inc.	1,648	28,642
Starbucks Corp.	178,284	11,895,108
Tabcorp Holdings, Ltd.	324,997	1,022,697
Texas Roadhouse, Inc.	26,038	1,719,289
The Cheesecake Factory, Inc. (C)	16,459	776,700
The Habit Restaurants, Inc., Class A (B)	2,682	33,525
The Wendy’s Company	50,586	907,007
TUI AG	68,460	977,976
Whitbread PLC	28,492	1,672,244
Wingstop, Inc.	3,470	227,701
Wyndham Destinations, Inc.	26,862	1,113,967
Wyndham Hotels & Resorts, Inc.	27,007	1,353,861
Wynn Macau, Ltd.	235,550	540,043
Wynn Resorts, Ltd.	13,063	1,429,092
Yum China Holdings, Inc.	47,408	1,698,629
Yum! Brands, Inc.	41,843	3,858,761
		118,349,359
Household durables – 0.6%
Arcelik AS	35,915	107,703
Barratt Developments PLC	157,238	929,704
Bassett Furniture Industries, Inc.	1,570	33,017
Beazer Homes USA, Inc. (B)	4,142	46,639
Berkeley Group Holdings PLC	19,710	812,342
Casio Computer Company, Ltd.	30,300	423,546
Cavco Industries, Inc. (B)	1,019	167,687
Century Communities, Inc. (B)	3,089	63,541
Coway Company, Ltd.	6,679	467,611
D.R. Horton, Inc.	24,026	894,248
Electrolux AB, Series B	39,312	894,748
Ethan Allen Interiors, Inc.	3,035	63,067
Flexsteel Industries, Inc.	1,157	28,717
Garmin, Ltd.	8,477	565,077
GoPro, Inc., Class A (B)(C)	13,877	70,495
Green Brick Partners, Inc. (B)	3,178	26,377
Haier Electronics Group
Company, Ltd. (B)	163,300	382,496
Hamilton Beach Brands Holding
Company, Class B	765	17,327
Hanssem Company, Ltd.	1,435	75,347
Helen of Troy, Ltd. (B)	10,277	1,469,919
Hooker Furniture Corp.	1,493	44,984
Hovnanian Enterprises, Inc., Class A (B)	18,059	22,935
Husqvarna AB, B Shares	67,767	534,593
Iida Group Holdings Company, Ltd.	23,100	408,578
Installed Building Products, Inc. (B)	2,734	105,888
iRobot Corp. (B)(C)	3,198	305,089
KB Home	33,305	703,069
La-Z-Boy, Inc.	5,598	163,630
Leggett & Platt, Inc.	9,267	359,004

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Lennar Corp., A Shares	20,426	$872,803
LG Electronics, Inc.	13,672	887,481
LGI Homes, Inc. (B)(C)	2,198	101,460
M/I Homes, Inc. (B)	3,298	77,635
MDC Holdings, Inc.	5,373	158,235
Meritage Homes Corp. (B)	4,597	175,835
Mohawk Industries, Inc. (B)	4,478	573,453
Newell Brands, Inc.	30,385	711,009
Nien Made Enterprise Company, Ltd.	18,300	134,641
Nikon Corp.	50,200	789,059
NVR, Inc. (B)	921	2,256,450
Panasonic Corp.	346,320	3,573,640
Persimmon PLC	48,292	1,173,770
PulteGroup, Inc.	18,447	489,214
Rinnai Corp.	5,200	373,156
Roku, Inc. (B)(C)	5,196	211,737
SEB SA	4,071	584,468
Sekisui Chemical Company, Ltd.	58,100	945,279
Sekisui House, Ltd.	97,700	1,474,610
Sharp Corp. (C)	27,640	412,435
Skyline Champion Corp.	3,494	78,685
Skyworth Digital Holdings, Ltd.	252,000	62,113
Sonos, Inc. (B)	2,065	25,358
Sony Corp.	198,600	10,494,981
Steinhoff International Holdings NV (B)	11,715	1,510
Taylor Morrison Home Corp.,
Class A (B)	13,972	236,267
Taylor Wimpey PLC	507,660	870,754
Techtronic Industries Company, Ltd.	206,500	1,119,899
Tempur Sealy International, Inc. (B)(C)	12,356	629,909
Toll Brothers, Inc.	36,631	1,207,724
TopBuild Corp. (B)	4,226	215,315
TRI Pointe Group, Inc. (B)	59,208	738,916
Tupperware Brands Corp.	19,587	743,523
Turtle Beach Corp. (B)(C)	1,003	16,239
Universal Electronics, Inc. (B)	1,714	59,099
Vuzix Corp. (B)	3,446	19,091
Whirlpool Corp.	4,526	570,864
William Lyon Homes, Class A (B)	3,910	48,601
ZAGG, Inc. (B)	3,548	35,657
		43,338,253
Internet and direct marketing retail – 2.3%
1-800-Flowers.com, Inc., Class A (B)	3,383	42,321
Alibaba Group Holding, Ltd., ADR (B)	149,656	24,073,664
Amazon.com, Inc. (B)	66,091	111,705,025
Baozun, Inc., ADR (B)(C)	4,700	165,769
Booking Holdings, Inc. (B)	7,656	14,484,233
CJ ENM Company, Ltd.	1,388	288,647
Ctrip.com International, Ltd., ADR (B)	52,900	1,526,165
Delivery Hero SE (A)(B)	12,102	442,450
Duluth Holdings, Inc., Class B (B)	1,024	32,133
eBay, Inc. (B)	150,218	4,484,007
Etsy, Inc. (B)	14,287	772,069
Expedia Group, Inc.	19,186	2,317,477
Gaia, Inc. (B)	1,563	20,382
Groupon, Inc. (B)	53,281	163,573
JD.com, Inc., ADR (B)	93,600	1,987,128
Lands’ End, Inc. (B)	1,318	27,981
Leaf Group, Ltd. (B)	2,386	19,446
Liberty Expedia Holdings, Inc.,
Series A (B)	6,547	274,385
Liquidity Services, Inc. (B)	3,662	23,730
Nutrisystem, Inc.	3,595	133,698
Overstock.com, Inc. (B)(C)	2,568	50,230
PetMed Express, Inc. (C)	2,401	57,840
Quotient Technology, Inc. (B)	9,549	117,357
Rakuten, Inc.	134,742	1,086,153
Shutterfly, Inc. (B)	3,953	197,610
Shutterstock, Inc.	2,252	86,049
Stamps.com, Inc. (B)	2,094	359,037
Vipshop Holdings, Ltd., ADR (B)	56,300	324,851
Zalando SE (A)(B)	14,767	459,945
ZOZO, Inc.	31,700	706,401
		166,429,756
Leisure products – 0.1%
Acushnet Holdings Corp.	4,091	93,479
American Outdoor Brands Corp. (B)	6,531	79,548
Bandai Namco Holdings, Inc.	31,200	1,312,838
Brunswick Corp.	23,432	1,242,833
Callaway Golf Company	11,223	192,250
Clarus Corp.	3,126	35,386
Giant Manufacturing Company, Ltd.	35,661	166,126
Hasbro, Inc.	8,163	742,833
HLB, Inc. (B)	3,971	301,141
Johnson Outdoors, Inc., Class A	612	43,636
Malibu Boats, Inc., Class A (B)	2,488	120,469
Marine Products Corp.	1,144	24,871
MasterCraft Boat Holdings, Inc. (B)	2,304	59,697
Mattel, Inc. (B)(C)	24,485	340,342
Nautilus, Inc. (B)	3,817	49,277
Polaris Industries, Inc.	15,809	1,533,473
Sankyo Company, Ltd.	6,684	267,738
Sega Sammy Holdings, Inc.	26,700	377,372
Shimano, Inc.	11,600	1,698,857
Sturm Ruger & Company, Inc.	1,971	105,665
Vista Outdoor, Inc. (B)	6,953	79,264
Yamaha Corp.	21,600	931,308
		9,798,403
Multiline retail – 0.5%
Big Lots, Inc.	15,692	683,544
Canadian Tire Corp., Ltd., Class A	9,903	1,105,716
Dillard’s, Inc., Class A (C)	6,594	457,558
Dollar General Corp.	32,000	3,551,680
Dollar Tree, Inc. (B)	28,683	2,488,824
Dollarama, Inc.	48,682	1,286,804
Don Quijote Holdings Company, Ltd.	18,500	1,119,500
El Puerto de Liverpool SAB de CV,
Series C1	48,175	287,009
Harvey Norman Holdings, Ltd.	100,114	231,776
Hyundai Department Store
Company, Ltd.	1,827	153,315
Isetan Mitsukoshi Holdings, Ltd.	52,140	604,599
J Front Retailing Company, Ltd.	35,900	491,445
J.C. Penney Company, Inc. (B)(C)	39,374	56,305
Kohl’s Corp.	20,203	1,357,036
Lojas Renner SA	75,696	766,159
Lotte Shopping Company, Ltd.	1,449	279,402
Macy’s, Inc.	37,181	1,272,334
Magazine Luiza SA	8,100	345,271
Marks & Spencer Group PLC	250,334	935,507
Marui Group Company, Ltd.	29,500	637,536
Matahari Department Store Tbk PT	63,300	21,092
Next PLC	21,825	1,362,752
Nordstrom, Inc.	13,970	738,594
Ollie’s Bargain Outlet Holdings, Inc. (B)	19,820	1,758,034
Robinson PCL	21,900	44,921
Robinson PCL, Foreign Quota Shares	43,900	90,047
Ryohin Keikaku Company, Ltd.	3,700	998,904
SACI Falabella	112,839	843,804
Shinsegae, Inc.	954	248,260

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multiline retail (continued)
Takashimaya Company, Ltd.	21,800	$317,322
Target Corp.	63,519	4,507,308
Wesfarmers, Ltd.	192,326	4,454,047
Woolworths Holdings, Ltd.	179,620	726,944
		34,223,349
Specialty retail – 1.9%
Aaron’s, Inc.	26,926	1,260,137
ABC-Mart, Inc.	4,967	279,501
Abercrombie & Fitch Company, Class A	8,230	172,089
Advance Auto Parts, Inc.	14,299	2,541,075
American Eagle Outfitters, Inc.	64,827	1,356,829
America’s Car-Mart, Inc. (B)	733	54,396
Asbury Automotive Group, Inc. (B)	2,376	164,229
Ascena Retail Group, Inc. (B)	21,453	64,788
At Home Group, Inc. (B)	5,296	150,936
AutoNation, Inc. (B)	15,540	577,000
AutoZone, Inc. (B)	5,090	4,118,166
Barnes & Noble Education, Inc. (B)	5,156	34,391
Barnes & Noble, Inc.	7,659	57,979
Bed Bath & Beyond, Inc. (C)	54,002	695,546
Best Buy Company, Inc.	46,862	3,026,817
Boot Barn Holdings, Inc. (B)	3,371	76,319
Caleres, Inc.	5,090	153,871
Camping World Holdings, Inc.,
Class A (C)	3,957	74,669
CarMax, Inc. (B)	34,041	2,249,089
Carvana Company (B)(C)	3,860	167,099
Chico’s FAS, Inc.	15,547	83,954
Citi Trends, Inc.	1,694	34,727
Conn’s, Inc. (B)	2,368	66,091
Dick’s Sporting Goods, Inc.	20,677	743,958
DSW, Inc., Class A	8,249	228,827
Dufry AG (B)	4,638	493,645
Express, Inc. (B)	9,031	56,353
Fast Retailing Company, Ltd.	9,100	4,743,982
Five Below, Inc. (B)	21,584	2,261,787
Foot Locker, Inc.	22,613	1,275,373
GameStop Corp., Class A (C)	12,031	164,343
Genesco, Inc. (B)	2,367	98,846
GNC Holdings, Inc., Class A (B)(C)	10,872	30,985
GOME Retail Holdings, Ltd. (B)(C)	1,334,741	119,920
Group 1 Automotive, Inc.	2,297	129,091
Guess?, Inc.	6,912	164,506
Haverty Furniture Companies, Inc.	2,438	49,955
Hennes & Mauritz AB, B Shares (C)	142,913	2,633,864
Hibbett Sports, Inc. (B)	2,357	36,510
Hikari Tsushin, Inc.	3,300	527,186
Home Product Center PCL	201,900	93,450
Home Product Center PCL, Foreign
Quota Shares	288,373	133,475
Hotai Motor Company, Ltd.	31,000	239,391
Hotel Shilla Company, Ltd.	4,040	311,690
Hudson, Ltd., Class A (B)	4,778	99,144
Industria de Diseno Textil SA	41,787	1,284,319
Kingfisher PLC	333,214	1,061,350
Kirkland’s, Inc. (B)	2,141	23,230
L Brands, Inc.	43,991	1,456,542
Lithia Motors, Inc., Class A	2,747	227,616
Lowe’s Companies, Inc.	156,411	14,760,506
Lumber Liquidators Holdings, Inc. (B)	3,650	46,100
MarineMax, Inc. (B)	3,229	68,552
Monro, Inc.	3,813	310,073
Motus Holdings, Ltd. (B)	19,869	124,730
Mr. Price Group, Ltd.	46,566	809,317
Murphy USA, Inc. (B)	11,650	943,883
National Vision Holdings, Inc. (B)	5,802	213,340
Nitori Holdings Company, Ltd.	12,500	1,676,178
Office Depot, Inc.	66,951	216,252
O’Reilly Automotive, Inc. (B)	15,540	5,388,961
Party City Holdco, Inc. (B)(C)	6,858	81,953
Petrobras Distribuidora SA	36,700	232,118
Rent-A-Center, Inc. (B)	5,330	78,244
RH (B)(C)	2,310	268,283
Ross Stores, Inc.	72,665	6,365,454
Sally Beauty Holdings, Inc. (B)	46,846	988,919
Shimamura Company, Ltd.	3,400	289,387
Shoe Carnival, Inc.	1,326	50,295
Signet Jewelers, Ltd.	21,086	1,111,232
Sleep Number Corp. (B)	4,168	159,801
Sonic Automotive, Inc., Class A	2,909	45,933
Sportsman’s Warehouse
Holdings, Inc. (B)	4,883	21,974
Tailored Brands, Inc.	6,010	137,629
The Buckle, Inc. (C)	3,550	67,805
The Cato Corp., Class A	2,832	42,792
The Children’s Place, Inc.	1,934	250,724
The Container Store Group, Inc. (B)	2,057	11,170
The Foschini Group, Ltd.	40,742	514,025
The Gap, Inc.	41,834	1,141,650
The Home Depot, Inc.	220,613	39,780,936
The Michaels Companies, Inc. (B)	26,392	447,872
The TJX Companies, Inc.	241,777	11,810,806
Tiffany & Company	21,003	1,911,273
Tile Shop Holdings, Inc.	5,689	33,622
Tilly’s, Inc., Class A	1,878	21,616
Tractor Supply Company	23,516	2,237,077
Truworths International, Ltd.	80,130	508,560
Ulta Beauty, Inc. (B)	10,952	3,261,396
Urban Outfitters, Inc. (B)	20,606	784,883
USS Company, Ltd.	33,800	600,184
Williams-Sonoma, Inc. (C)	21,765	1,232,552
Winmark Corp.	301	44,641
Yamada Denki Company, Ltd.	96,500	466,812
Zhongsheng Group Holdings, Ltd.	73,500	150,116
Zumiez, Inc. (B)	2,340	46,145
		135,904,807
Textiles, apparel and luxury goods – 0.9%
adidas AG	24,979	5,532,026
ANTA Sports Products, Ltd.	139,200	637,873
Asics Corp.	24,900	359,985
Burberry Group PLC	64,888	1,470,005
Carter’s, Inc.	12,556	1,161,430
CCC SA	7,832	433,801
Cie Financiere Richemont SA	75,570	4,910,586
Crocs, Inc. (B)	8,119	225,708
Culp, Inc.	1,498	30,694
Deckers Outdoor Corp. (B)	11,716	1,561,040
Eclat Textile Company, Ltd.	19,957	251,506
Feng TAY Enterprise Company, Ltd.	37,998	242,698
Formosa Taffeta Company, Ltd.	93,000	101,669
Fossil Group, Inc. (B)	5,501	106,334
G-III Apparel Group, Ltd. (B)	5,174	207,374
Gildan Activewear, Inc.	33,757	1,109,015
Hanesbrands, Inc.	25,054	398,609
HengTen Networks Group, Ltd. (B)	2,916,000	101,348
Hermes International	5,714	3,093,638
HUGO BOSS AG	8,334	577,492
Kering SA	13,707	5,966,417
Li & Fung, Ltd.	899,200	184,504
LPP SA	350	723,946

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Luxottica Group SpA	8,528	$498,362
LVMH Moet Hennessy Louis Vuitton SE	50,310	14,400,583
Michael Kors Holdings, Ltd. (B)	10,414	455,613
Moncler SpA	9,155	299,870
Movado Group, Inc.	1,908	71,817
NIKE, Inc., Class B	87,950	6,606,804
Oxford Industries, Inc.	1,976	158,851
Pandora A/S	22,009	1,189,211
Pou Chen Corp.	253,971	276,988
Puma SE	1,094	547,704
PVH Corp.	5,330	589,018
Ralph Lauren Corp.	3,837	427,442
Rocky Brands, Inc.	943	24,414
Ruentex Industries, Ltd.	40,079	118,865
Shenzhou International Group
Holdings, Ltd.	97,400	1,188,327
Skechers U.S.A., Inc., Class A (B)	36,503	985,581
Steven Madden, Ltd.	10,381	334,580
Superior Group of Companies, Inc.	1,256	23,085
Tapestry, Inc.	20,028	779,690
The Swatch Group AG	8,191	480,127
The Swatch Group AG, Bearer Shares	4,453	1,323,686
Under Armour, Inc., Class A (B)	12,827	306,309
Under Armour, Inc., Class C (B)	13,579	303,219
Unifi, Inc. (B)	1,995	55,401
Vera Bradley, Inc. (B)	2,947	32,476
VF Corp.	22,172	1,802,362
Wolverine World Wide, Inc.	10,964	379,354
Yue Yuen Industrial Holdings, Ltd.	110,000	320,548
		63,367,985
		710,739,847
Consumer staples – 8.2%
Beverages – 1.8%
Ambev SA	501,505	2,196,715
Anadolu Efes Biracilik Ve Malt
Sanayii AS	31,658	128,377
Anheuser-Busch InBev SA	131,326	10,089,790
Arca Continental SAB de CV	113,842	588,793
Asahi Group Holdings, Ltd.	56,761	2,384,133
Brown-Forman Corp., Class B	24,990	1,192,523
Carlsberg A/S, Class B	21,291	2,361,065
China Resources Beer Holdings
Company, Ltd.	187,599	638,752
Cia Cervecerias Unidas SA	22,676	297,210
Coca-Cola Amatil, Ltd.	85,083	537,384
Coca-Cola Bottlers Japan Holdings, Inc.	21,100	606,529
Coca-Cola Bottling
Company Consolidated	571	121,349
Coca-Cola European Partners PLC	9,895	477,027
Coca-Cola European Partners PLC (New
York Stock Exchange)	54,900	2,664,846
Coca-Cola Femsa SAB de CV, Series L	135,558	820,990
Coca-Cola HBC AG (B)	31,397	939,156
Coca-Cola Icecek AS	11,421	64,045
Constellation Brands, Inc., Class A	24,459	4,788,094
Craft Brew Alliance, Inc. (B)	1,840	29,587
Davide Campari-Milano SpA	28,879	241,577
Diageo PLC	382,503	13,813,519
Fomento Economico Mexicano SAB
de CV	500,186	4,334,229
Fraser & Neave Holdings BHD	2,500	19,930
Heineken Holding NV	34,227	3,030,181
Heineken NV	77,052	7,064,407
Kirin Holdings Company, Ltd.	128,827	3,036,425
MGP Ingredients, Inc. (C)	1,585	107,764
Molson Coors Brewing Company,
Class B	27,448	1,805,255
Monster Beverage Corp. (B)	58,172	3,471,705
National Beverage Corp. (C)	1,408	122,876
PepsiCo, Inc.	206,436	25,172,806
Pernod Ricard SA (C)	38,296	6,122,148
Primo Water Corp. (B)	4,009	58,211
Remy Cointreau SA	4,018	465,451
Suntory Beverage & Food, Ltd.	21,700	912,554
The Boston Beer Company, Inc.,
Class A (B)	3,333	915,042
The Coca-Cola Company	558,665	28,156,716
Treasury Wine Estates, Ltd.	121,840	1,264,713
Tsingtao Brewery Company, Ltd.,
H Shares	45,900	187,622
		131,229,496
Food and staples retailing – 2.0%
Aeon Company, Ltd.	95,200	2,287,050
Alimentation Couche-Tard, Inc., Class B	67,184	3,525,940
Atacadao Distribuicao Comercio e
Industria, Ltd.	41,400	180,969
Berli Jucker PCL	43,800	70,421
Berli Jucker PCL, Foreign Quota Shares	92,200	148,239
BGF retail Company, Ltd.	997	173,082
Bid Corp., Ltd.	60,942	1,129,904
BIM Birlesik Magazalar AS	32,464	526,204
BJ’s Wholesale Club Holdings, Inc. (B)	8,500	198,560
Carrefour SA	104,896	1,890,845
Casey’s General Stores, Inc.	9,888	1,280,199
Casino Guichard Perrachon SA	10,022	453,951
Cencosud SA	223,877	414,691
Clicks Group, Ltd.	45,860	621,268
Coles Group, Ltd. (B)	196,016	1,677,670
Colruyt SA	10,108	645,790
Costco Wholesale Corp.	99,185	22,939,507
CP ALL PCL	170,900	355,257
CP ALL PCL, Foreign Quota Shares	461,100	958,508
Dairy Farm International Holdings, Ltd.	50,100	441,852
Dino Polska SA (A)(B)	13,176	339,363
Dongsuh Companies, Inc.	4,631	73,846
E-MART, Inc.	2,685	467,957
Empire Company, Ltd., Class A	27,530	521,529
FamilyMart UNY Holdings
Company, Ltd.	9,900	1,405,240
George Weston, Ltd.	12,534	906,289
GS Retail Company, Ltd.	3,452	117,044
ICA Gruppen AB (C)	13,002	472,302
Ingles Markets, Inc., Class A	1,803	52,449
J Sainsbury PLC	271,167	1,056,682
Jeronimo Martins SGPS SA	40,800	487,273
Koninklijke Ahold Delhaize NV	370,169	9,539,326
Lawson, Inc.	7,700	504,684
Loblaw Companies, Ltd.	30,444	1,404,367
METRO AG	23,752	365,861
Metro, Inc.	38,661	1,332,686
Natural Grocers by Vitamin
Cottage, Inc. (B)	1,200	22,716
Performance Food Group Company (B)	12,129	417,965
Pick n Pay Stores, Ltd.	65,249	345,144
President Chain Store Corp.	64,274	665,358
PriceSmart, Inc.	2,675	178,931
Raia Drogasil SA	24,486	393,573
Rite Aid Corp. (B)(C)	127,014	140,986
Seven & i Holdings Company, Ltd.	117,846	5,142,344
Shoprite Holdings, Ltd.	80,616	1,148,471

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
SpartanNash Company	4,366	$81,863
Sprouts Farmers Market, Inc. (B)	34,338	790,461
Sun Art Retail Group, Ltd.	306,600	344,045
Sundrug Company, Ltd.	11,400	385,587
Sysco Corp.	108,114	7,286,884
Tesco PLC	1,520,764	3,838,757
The Andersons, Inc.	3,283	108,536
The Chefs’ Warehouse, Inc. (B)	2,632	100,306
The Kroger Company	180,487	5,353,244
The SPAR Group, Ltd.	34,658	489,416
Tsuruha Holdings, Inc.	5,700	564,077
United Natural Foods, Inc. (B)	6,091	131,627
Village Super Market, Inc., Class A	1,249	34,085
Walgreens Boots Alliance, Inc.	190,709	16,147,331
Wal-Mart de Mexico SAB de CV	1,345,400	3,332,804
Walmart, Inc.	324,476	31,685,081
Weis Markets, Inc.	1,194	54,685
Wm Morrison Supermarkets PLC	343,659	1,043,711
Woolworths Group, Ltd.	222,375	4,714,305
		143,909,098
Food products – 1.7%
a2 Milk Company, Ltd. (B)	77,007	550,903
Ajinomoto Company, Inc.	71,300	1,236,894
Archer-Daniels-Midland Company	81,862	3,767,289
Associated British Foods PLC	55,322	1,712,943
B&G Foods, Inc. (C)	7,886	239,182
Barry Callebaut AG	310	526,245
BRF SA (B)	56,010	321,123
Calavo Growers, Inc. (C)	1,885	185,258
Calbee, Inc.	12,400	412,352
Cal-Maine Foods, Inc.	3,733	174,406
Campbell Soup Company	28,454	1,115,397
Charoen Pokphand Foods PCL	79,600	60,601
Charoen Pokphand Foods PCL, Foreign
Quota Shares	323,200	246,057
Charoen Pokphand Indonesia Tbk PT	159,803	66,617
China Agri-Industries Holdings, Ltd.	273,000	103,469
China Huishan Dairy Holdings
Company, Ltd. (B)(D)	280,500	0
China Mengniu Dairy Company, Ltd. (B)	356,153	1,104,669
Chocoladefabriken Lindt &
Spruengli AG	15	1,206,307
Chocoladefabriken Lindt & Spruengli
AG, Participation Certificates	153	1,043,948
CJ CheilJedang Corp.	1,069	320,707
Conagra Brands, Inc.	68,471	2,214,352
Dali Foods Group Company, Ltd. (A)	264,500	195,257
Danone SA	111,290	8,309,519
Darling Ingredients, Inc. (B)	19,589	428,607
Dean Foods Company	11,187	56,382
Farmer Brothers Company (B)	1,350	32,873
FGV Holdings BHD	49,700	10,520
Flowers Foods, Inc.	49,572	981,030
Fresh Del Monte Produce, Inc.	3,623	121,914
Freshpet, Inc. (B)	3,167	104,511
General Mills, Inc.	86,979	3,680,081
Genting Plantations BHD	2,500	5,672
Golden Agri-Resources, Ltd.	425,540	75,943
Gruma SAB de CV, Class B	54,998	602,570
Grupo Bimbo SAB de CV, Series A	423,200	809,026
Hormel Foods Corp. (C)	40,003	1,803,735
Hostess Brands, Inc. (B)	11,913	138,786
Indofood CBP Sukses Makmur Tbk PT	42,200	29,124
Indofood Sukses Makmur Tbk PT	97,717	45,140
Ingredion, Inc.	19,191	2,004,692
IOI Corp. BHD	43,900	44,624
J&J Snack Foods Corp.	1,783	279,699
JBS SA	101,381	308,802
John B. Sanfilippo & Son, Inc.	1,058	65,829
Kellogg Company	36,944	2,351,486
Kerry Group PLC, Class A	25,103	2,597,142
Kerry Group PLC, Class A (London
Stock Exchange)	2,564	265,092
Kikkoman Corp.	22,700	1,328,817
Kuala Lumpur Kepong BHD	9,300	54,475
Lancaster Colony Corp.	7,520	1,356,006
Landec Corp. (B)	3,629	55,923
Limoneira Company	1,938	46,783
M Dias Branco SA	10,802	112,918
Marine Harvest ASA	82,126	1,928,038
McCormick & Company, Inc.	17,704	2,655,600
MEIJI Holdings Company, Ltd.	19,100	1,505,751
Mondelez International, Inc., Class A	214,194	9,634,446
Nestle Malaysia BHD	1,400	49,984
Nestle SA	450,879	38,465,839
NH Foods, Ltd.	14,200	527,765
Nisshin Seifun Group, Inc.	30,600	645,129
Nissin Foods Holdings Company, Ltd.	9,817	636,279
Orion Corp.	2,804	279,326
Orkla ASA	160,256	1,327,243
Ottogi Corp.	156	103,174
Pioneer Foods Group, Ltd.	23,284	142,915
Post Holdings, Inc. (B)	18,001	1,741,597
PPB Group BHD	12,320	51,766
Sanderson Farms, Inc.	7,870	890,569
Saputo, Inc.	37,378	1,161,583
Seneca Foods Corp., Class A (B)	991	33,169
Sime Darby Plantation BHD	58,500	65,642
Standard Foods Corp.	46,402	73,705
Thai Union Group PCL	93,400	50,061
Thai Union Group PCL, Foreign
Quota Shares	145,600	78,039
The Hain Celestial Group, Inc. (B)	24,155	500,009
The Hershey Company	20,378	2,206,937
The J.M. Smucker Company	16,652	1,740,301
The Kraft Heinz Company	90,807	4,642,054
The Simply Good Foods Company (B)	7,196	146,223
Tiger Brands, Ltd.	29,364	566,708
Tingyi Cayman Islands Holding Corp.	254,600	330,210
Tootsie Roll Industries, Inc. (C)	6,966	243,880
Toyo Suisan Kaisha, Ltd.	13,600	467,466
TreeHouse Foods, Inc. (B)	15,197	799,362
Tyson Foods, Inc., Class A	43,220	2,547,819
Ulker Biskuvi Sanayi AS (B)	23,667	70,916
Uni-President China Holdings, Ltd.	165,000	150,784
Uni-President Enterprises Corp.	543,805	1,279,350
Universal Robina Corp.	199,340	486,310
Want Want China Holdings, Ltd.	642,612	477,191
WH Group, Ltd. (A)	1,324,770	967,232
Wilmar International, Ltd.	122,900	272,768
Yakult Honsha Company, Ltd.	17,400	1,315,956
Yamazaki Baking Company, Ltd.	18,900	398,333
		126,569,126
Household products – 0.9%
Central Garden & Pet Company (B)	1,817	61,505
Central Garden & Pet Company,
Class A (B)	4,186	130,185
Church & Dwight Company, Inc.	31,049	2,055,133
Colgate-Palmolive Company	108,911	6,918,027
Energizer Holdings, Inc.	16,149	723,960

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household products (continued)
Essity AB, B Shares	98,609	$2,530,914
Henkel AG & Company KGaA	13,764	1,426,484
Kimberly-Clark Corp.	43,638	5,034,516
Kimberly-Clark de Mexico SAB de CV,
Class A	390,235	577,863
Lion Corp.	34,900	689,549
Reckitt Benckiser Group PLC	104,013	8,658,215
The Clorox Company	16,159	2,676,254
The Procter & Gamble Company	312,676	29,551,009
Unicharm Corp.	63,088	1,975,671
Unilever Indonesia Tbk PT	31,545	93,346
WD-40 Company (C)	1,626	284,030
		63,386,661
Personal products – 1.0%
Amorepacific Corp.	4,126	635,450
AMOREPACIFIC Group	3,805	220,586
Beiersdorf AG	13,214	1,418,505
Coty, Inc., Class A	57,129	476,456
Edgewell Personal Care Company (B)	21,065	880,517
elf Beauty, Inc. (B)	3,032	38,688
Hengan International Group
Company, Ltd.	93,100	764,090
Inter Parfums, Inc.	2,096	129,470
Kao Corp.	77,400	5,709,715
Kobayashi Pharmaceutical
Company, Ltd.	7,700	536,663
Kose Corp.	4,700	703,099
LG Household & Health Care, Ltd.	1,198	1,240,245
L’Oreal SA	45,697	10,782,882
Medifast, Inc.	1,395	207,158
Natura Cosmeticos SA	20,340	215,218
Natural Health Trends Corp.	1,031	22,043
Nu Skin Enterprises, Inc., Class A	15,004	989,814
Pola Orbis Holdings, Inc.	14,400	407,103
Revlon, Inc., Class A (B)(C)	1,061	26,514
Shiseido Company, Ltd.	59,500	3,790,438
The Estee Lauder Companies, Inc.,
Class A	28,061	4,003,182
Unilever NV	458,267	25,431,194
Unilever PLC	189,718	10,281,618
USANA Health Sciences, Inc. (B)	1,529	187,119
		69,097,767
Tobacco – 0.8%
22nd Century Group, Inc. (B)	15,202	46,214
Altria Group, Inc.	275,233	15,091,025
British American Tobacco
Malaysia BHD	3,598	32,447
British American Tobacco PLC	356,825	12,493,094
Gudang Garam Tbk PT	10,382	59,684
Hanjaya Mandala Sampoerna Tbk PT	209,100	53,985
Imperial Brands PLC	148,291	4,570,942
Japan Tobacco, Inc.	172,500	4,290,098
KT&G Corp.	14,949	1,387,075
Philip Morris International, Inc.	226,834	19,627,946
Pyxus International, Inc. (B)(C)	1,115	15,933
Swedish Match AB	28,551	1,115,847
Turning Point Brands, Inc.	990	29,502
Universal Corp.	2,944	186,650
Vector Group, Ltd.	12,259	154,463
		59,154,905
		593,347,053
Energy – 5.5%
Energy equipment and services – 0.4%
Apergy Corp. (B)	20,897	716,349
Archrock, Inc.	15,496	158,059
Baker Hughes, a GE Company	74,697	1,704,586
Basic Energy Services, Inc. (B)	2,737	17,188
Bristow Group, Inc. (B)	4,055	15,896
C&J Energy Services, Inc. (B)	7,885	135,464
Cactus, Inc., Class A (B)	4,588	132,501
China Oilfield Services, Ltd., H Shares	229,500	214,992
Core Laboratories NV	11,946	992,832
Covia Holdings Corp. (B)	4,201	24,786
Dialog Group BHD	84,812	64,502
Diamond Offshore Drilling, Inc. (B)(C)	25,228	317,873
Dril-Quip, Inc. (B)	14,638	574,688
Ensco PLC, Class A (C)	118,103	669,644
Era Group, Inc. (B)	2,838	28,550
Exterran Corp. (B)	4,008	90,180
Forum Energy Technologies, Inc. (B)	10,029	67,094
Frank’s International NV (B)	9,309	68,421
FTS International, Inc. (B)	4,144	40,943
Halliburton Company	128,923	4,052,050
Helix Energy Solutions Group, Inc. (B)	17,060	139,892
Helmerich & Payne, Inc.	15,949	966,509
Independence Contract Drilling, Inc. (B)	5,131	17,343
John Wood Group PLC	104,520	847,923
Keane Group, Inc. (B)	6,658	74,037
KLX Energy Services Holdings, Inc. (B)	2,470	49,869
Liberty Oilfield Services, Inc.,
Class A (C)	5,464	94,636
Mammoth Energy Services, Inc.	1,527	38,419
Matrix Service Company (B)	3,287	67,186
McDermott International, Inc. (B)	70,275	612,095
Nabors Industries, Ltd.	87,943	284,056
National Oilwell Varco, Inc.	56,204	1,804,710
Natural Gas Services Group, Inc. (B)	1,850	36,501
Newpark Resources, Inc. (B)	10,989	84,505
Nine Energy Service, Inc. (B)	1,855	52,274
Noble Corp. PLC (B)	29,886	124,625
Ocean Rig UDW, Inc., Class A (B)	6,437	178,498
Oceaneering International, Inc. (B)	38,512	646,616
Oil States International, Inc. (B)	7,190	161,200
Patterson-UTI Energy, Inc.	59,450	825,166
Pioneer Energy Services Corp. (B)	10,738	27,167
ProPetro Holding Corp. (B)	8,571	139,022
RigNet, Inc. (B)	1,863	33,869
Rowan Companies PLC, Class A (B)	49,659	688,274
Schlumberger, Ltd.	202,795	9,146,055
SEACOR Holdings, Inc. (B)	2,066	85,822
SEACOR Marine Holdings, Inc. (B)	2,000	35,980
Select Energy Services, Inc., Class A (B)	5,621	54,411
Solaris Oilfield Infrastructure, Inc.,
Class A (B)	3,250	42,673
Superior Energy Services, Inc. (B)	18,707	101,953
TechnipFMC PLC	62,575	1,444,857
Tenaris SA	23,605	285,903
TETRA Technologies, Inc. (B)	15,386	35,696
Tidewater, Inc. (B)	3,619	86,060
Transocean, Ltd. (B)(C)	116,063	1,077,065
U.S. Silica Holdings, Inc. (C)	9,479	134,507
Unit Corp. (B)	6,345	131,976
		30,743,948
Oil, gas and consumable fuels – 5.1%
Abraxas Petroleum Corp. (B)	21,479	35,011
Adaro Energy Tbk PT	300,245	27,048
Aker BP ASA	21,090	600,697
Alta Mesa Resources, Inc.,
Class A (B)(C)	13,153	20,124

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Amyris, Inc. (B)	3,924	$19,385
Anadarko Petroleum Corp.	75,097	3,972,631
Apache Corp.	56,145	1,972,374
ARC Resources, Ltd.	56,747	388,663
Arch Coal, Inc., Class A (C)	2,133	173,349
Ardmore Shipping Corp. (B)	4,502	26,517
Banpu PCL	75,400	38,898
Banpu PCL, Foreign Quota Shares	176,900	91,262
Berry Petroleum Corp.	1,765	21,385
Bonanza Creek Energy, Inc. (B)	2,329	61,788
BP PLC	3,100,855	20,622,236
Cabot Oil & Gas Corp.	64,673	1,627,173
California Resources Corp. (B)	5,443	130,305
Callon Petroleum Company (B)	88,961	760,617
Caltex Australia, Ltd.	43,838	884,606
Cameco Corp. (C)	62,000	735,890
Canadian Natural Resources, Ltd.	190,424	4,785,502
Carrizo Oil & Gas, Inc. (B)	10,557	180,630
Cenovus Energy, Inc.	162,980	1,204,579
Chesapeake Energy Corp. (B)(C)	246,490	719,751
Chevron Corp.	280,876	33,407,391
China Coal Energy Company, Ltd.,
H Shares	256,000	102,883
China Petroleum & Chemical Corp.,
H Shares	3,299,839	2,824,666
China Shenhua Energy Company, Ltd.,
H Shares	439,400	984,271
Cimarex Energy Company	14,005	1,148,130
Clean Energy Fuels Corp. (B)	17,472	38,963
Cloud Peak Energy, Inc. (B)	10,960	9,179
CNOOC, Ltd.	2,306,116	3,895,840
CNX Resources Corp. (B)	57,567	796,727
Concho Resources, Inc. (B)	29,366	3,827,564
ConocoPhillips	170,483	11,282,565
CONSOL Energy, Inc. (B)	3,363	115,553
Cosan SA	16,994	151,468
Crescent Point Energy Corp.	91,104	270,161
CVR Energy, Inc.	1,888	71,253
Delek US Holdings, Inc.	10,005	398,099
Denbury Resources, Inc. (B)(C)	55,349	125,089
Devon Energy Corp.	68,737	1,857,961
DHT Holdings, Inc.	11,389	51,478
Diamondback Energy, Inc.	14,264	1,574,447
Dorian LPG, Ltd. (B)	3,883	27,297
Earthstone Energy, Inc., Class A (B)	2,802	19,250
Ecopetrol SA	907,454	871,257
Empresas COPEC SA	59,985	810,166
Enagas SA	7,800	214,629
Enbridge, Inc.	282,558	9,284,975
Encana Corp.	151,584	1,021,094
Energy Absolute PCL	38,700	56,664
Energy Absolute PCL, Foreign
Quota Shares	123,870	181,369
Energy Fuels, Inc. (B)	10,823	35,499
Eni SpA	130,289	2,102,257
EOG Resources, Inc.	84,936	8,774,738
EQT Corp.	70,836	1,325,342
Equinor ASA	230,320	5,395,217
Equitrans Midstream Corp. (B)	56,623	1,263,825
Evolution Petroleum Corp.	3,644	31,739
Exxaro Resources, Ltd.	45,337	425,102
Exxon Mobil Corp.	620,578	49,335,951
Formosa Petrochemical Corp.	138,900	504,882
Frontline, Ltd. (B)(C)	9,458	68,665
Galp Energia SGPS SA	80,545	1,325,781
GasLog, Ltd.	4,883	101,371
Golar LNG, Ltd.	11,293	300,846
Green Plains, Inc.	4,765	77,431
Grupa Lotos SA	24,834	537,025
GS Holdings Corp.	6,585	302,963
Gulfport Energy Corp. (B)	63,684	542,588
Halcon Resources Corp. (B)(C)	16,657	46,640
Hess Corp.	36,971	1,992,367
HighPoint Resources Corp. (B)	13,509	44,039
HollyFrontier Corp.	23,835	1,488,972
Husky Energy, Inc.	56,883	706,408
Idemitsu Kosan Company, Ltd.	21,100	769,518
Imperial Oil, Ltd.	45,993	1,369,769
Inner Mongolia Yitai Coal
Company, Ltd., Class B	131,300	160,550
Inpex Corp.	159,300	1,694,623
Inter Pipeline, Ltd.	61,329	985,954
International Seaways, Inc. (B)	2,614	50,398
IRPC PCL	407,200	75,759
IRPC PCL, Foreign Quota Shares	837,300	155,778
Jagged Peak Energy, Inc. (B)(C)	7,829	89,564
JXTG Holdings, Inc.	510,150	3,093,737
Keyera Corp.	33,221	727,604
Kinder Morgan, Inc.	278,114	4,747,406
Koninklijke Vopak NV	20,690	907,346
Kunlun Energy Company, Ltd.	413,090	501,863
Laredo Petroleum, Inc. (B)	18,978	82,934
Lilis Energy, Inc. (B)	6,104	12,574
Lundin Petroleum AB	30,092	793,635
Marathon Oil Corp.	125,522	2,094,962
Marathon Petroleum Corp.	98,314	6,406,140
Matador Resources Company (B)	40,630	926,364
MOL Hungarian Oil & Gas PLC	57,431	636,504
Murphy Oil Corp.	43,951	1,402,037
Neste OYJ	20,224	1,583,307
Newfield Exploration Company (B)	28,644	485,516
Noble Energy, Inc.	70,971	1,684,852
Nordic American Tankers, Ltd. (C)	18,797	55,451
Northern Oil and Gas, Inc. (B)	23,647	60,063
Oasis Petroleum, Inc. (B)	104,597	746,823
Occidental Petroleum Corp.	112,085	7,876,213
Oil Search, Ltd.	230,340	1,235,540
OMV AG	24,999	1,266,182
ONEOK, Inc.	60,200	3,698,086
Origin Energy, Ltd. (B)	298,224	1,419,625
Overseas Shipholding Group, Inc.,
Class A (B)	7,962	17,039
Panhandle Oil and Gas, Inc., Class A	2,244	37,026
Par Pacific Holdings, Inc. (B)	3,779	63,941
PBF Energy, Inc., Class A	32,382	1,252,536
PDC Energy, Inc. (B)	7,979	270,807
Peabody Energy Corp.	9,328	290,474
Pembina Pipeline Corp.	78,795	2,656,844
Penn Virginia Corp. (B)	1,486	86,411
PetroChina Company, Ltd., H Shares	2,728,139	1,905,492
Petroleo Brasileiro SA	315,909	2,300,124
Petronas Dagangan BHD	3,100	19,136
Phillips 66	62,676	5,861,460
Pioneer Natural Resources Company	25,001	3,693,898
Polski Koncern Naftowy ORLEN SA	81,073	2,357,185
Polskie Gornictwo Naftowe i
Gazownictwo SA	466,469	793,703
PrairieSky Royalty, Ltd. (C)	33,841	462,539
PTT Exploration & Production PCL	37,000	149,061

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
PTT Exploration & Production PCL,
Foreign Quota Shares	133,900	$539,441
PTT PCL	312,700	470,237
PTT PCL, Foreign Quota Shares	1,023,000	1,538,384
QEP Resources, Inc. (B)	64,029	514,153
Range Resources Corp.	55,943	813,971
Renewable Energy Group, Inc. (B)	4,420	119,119
Repsol SA	51,598	888,845
Resolute Energy Corp. (B)(C)	2,673	95,052
REX American Resources Corp. (B)	713	49,618
Ring Energy, Inc. (B)	7,190	50,258
Royal Dutch Shell PLC, A Shares	714,384	21,644,456
Royal Dutch Shell PLC, B Shares	582,424	17,835,690
Sanchez Energy Corp. (B)(C)	11,199	7,840
SandRidge Energy, Inc. (B)	3,904	38,259
Santos, Ltd.	298,867	1,211,324
Scorpio Tankers, Inc.	36,617	75,797
SemGroup Corp., Class A	9,588	155,613
Seven Generations Energy, Ltd.,
Class A (B)	42,990	327,768
Ship Finance International, Ltd. (C)	9,486	123,128
Showa Shell Sekiyu KK	29,200	453,119
SilverBow Resources, Inc. (B)	974	23,834
SK Innovation Company, Ltd.	8,268	1,452,653
SM Energy Company	27,875	568,650
Snam SpA	110,328	484,099
S-Oil Corp.	5,746	567,596
Southwestern Energy Company (B)	229,333	1,105,385
SRC Energy, Inc. (B)	29,204	168,507
Suncor Energy, Inc.	253,509	8,173,955
Talos Energy, Inc. (B)	2,502	48,339
Teekay Corp. (C)	8,669	38,230
Teekay Tankers, Ltd., Class A	27,566	31,150
Tellurian, Inc. (B)(C)	10,456	75,597
Thai Oil PCL	45,300	105,141
Thai Oil PCL, Foreign Quota Shares	73,500	170,593
The Williams Companies, Inc.	177,161	4,485,717
TOTAL SA	432,348	24,047,085
Tourmaline Oil Corp.	41,074	568,819
TransCanada Corp.	138,613	5,680,561
Tupras Turkiye Petrol Rafinerileri AS	19,025	455,680
Ultra Petroleum Corp. (B)(C)	22,125	28,099
Ultrapar Participacoes SA	38,251	467,465
United Tractors Tbk PT	33,937	65,389
Uranium Energy Corp. (B)(C)	21,661	28,593
Valero Energy Corp.	62,726	5,011,807
Vermilion Energy, Inc. (C)	23,065	573,913
W&T Offshore, Inc. (B)	11,368	66,048
WildHorse Resource Development
Corp. (B)	3,311	61,187
Woodside Petroleum, Ltd.	158,287	3,607,781
World Fuel Services Corp.	26,433	681,707
WPX Energy, Inc. (B)	106,676	1,488,130
Yanzhou Coal Mining Company, Ltd.,
H Shares	241,510	218,541
		368,767,134
		399,511,082
Financials – 16.0%
Banks – 8.3%
1st Source Corp.	1,722	83,276
ABN AMRO Group NV (A)	125,777	3,208,769
Absa Group, Ltd.	130,874	1,454,580
Access National Corp.	2,013	53,224
ACNB Corp.	1,208	43,597
Agricultural Bank of China, Ltd.,
H Shares	3,791,800	1,723,663
AIB Group PLC	142,029	624,673
Akbank TAS	340,210	500,707
Alior Bank SA (B)	24,599	354,166
Allegiance Bancshares, Inc. (B)	1,562	59,247
Alliance Bank Malaysia BHD	20,940	20,552
Amalgamated Bank, Class A	1,408	30,075
American National Bankshares, Inc.	1,350	48,641
Ameris Bancorp	5,081	217,619
Ames National Corp.	1,738	47,725
AMMB Holdings BHD	44,300	45,202
Aozora Bank, Ltd.	17,770	585,316
Arrow Financial Corp.	1,502	52,225
Associated Banc-Corp.	46,499	1,077,382
Atlantic Capital Bancshares, Inc. (B)	3,465	63,791
Australia & New Zealand Banking
Group, Ltd.	490,881	9,692,784
Banc of California, Inc.	5,027	86,464
BancFirst Corp.	2,105	117,501
Banco Bilbao Vizcaya Argentaria SA	257,424	1,462,491
Banco Bradesco SA	107,998	938,419
Banco de Chile	3,843,612	553,339
Banco de Credito e Inversiones SA	7,275	471,446
Banco de Sabadell SA	218,076	279,122
Banco do Brasil SA	91,394	1,055,917
Banco Espirito Santo SA (B)	322,715	97
Banco Santander Brasil SA	43,826	484,575
Banco Santander Chile	10,176,191	785,411
Banco Santander Mexico SA, B Shares	473,510	582,066
Banco Santander SA	626,954	2,978,299
Bancolombia SA	42,262	420,529
BancorpSouth Bank	35,276	1,086,148
Bangkok Bank PCL	31,657	204,635
Bank Central Asia Tbk PT	205,630	375,129
Bank Danamon Indonesia Tbk PT	54,601	28,391
Bank Handlowy w Warszawie SA	8,442	153,414
Bank Hapoalim BM	153,530	1,054,738
Bank Leumi Le-Israel BM	216,196	1,422,696
Bank Mandiri Persero Tbk PT	393,056	203,965
Bank Millennium SA (B)	162,336	394,951
Bank Negara Indonesia Persero Tbk PT	161,153	96,263
Bank of America Corp.	1,333,448	37,869,923
Bank of China, Ltd., H Shares	10,289,922	4,511,443
Bank of Commerce Holdings	2,989	36,167
Bank of Communications
Company, Ltd., H Shares	1,125,576	858,441
Bank of Hawaii Corp.	11,356	905,641
Bank of Ireland Group PLC	169,508	1,076,258
Bank of Marin Bancorp	1,632	69,670
Bank of Montreal	99,877	7,451,780
Bank of Queensland, Ltd.	66,655	485,462
Bank of the Philippine Islands	202,887	364,288
Bank OZK	32,662	885,140
Bank Polska Kasa Opieki SA	46,178	1,338,114
Bank Rakyat Indonesia Persero Tbk PT	1,189,010	301,747
Bank Tabungan Negara Persero Tbk PT	96,500	18,064
Bankia SA	47,976	158,801
Bankinter SA	23,895	200,069
Bankwell Financial Group, Inc.	1,119	33,201
Banner Corp.	3,777	226,620
Bar Harbor Bankshares	2,014	51,820
Barclays PLC	2,661,389	5,526,295
Baycom Corp. (B)	1,849	42,730
BB&T Corp.	111,125	5,678,488

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BCB Bancorp, Inc.	2,243	$26,266
BDO Unibank, Inc.	443,310	1,102,961
Bendigo & Adelaide Bank, Ltd.	81,713	640,103
Berkshire Hills Bancorp, Inc.	4,681	159,856
Blue Hills Bancorp, Inc.	2,748	65,238
BNK Financial Group, Inc.	33,629	230,682
BNP Paribas SA	203,449	10,233,116
BOC Hong Kong Holdings, Ltd.	555,500	2,175,023
BOK Financial Corp.	442	37,261
Boston Private Financial Holdings, Inc.	10,004	126,951
Bridge Bancorp, Inc.	2,108	62,228
Brookline Bancorp, Inc.	9,403	145,558
Bryn Mawr Bank Corp.	2,260	88,863
Business First Bancshares, Inc.	1,506	38,087
Byline Bancorp, Inc. (B)	1,879	38,970
C&F Financial Corp.	475	24,976
Cadence BanCorp	8,323	170,705
CaixaBank SA	137,459	567,820
Cambridge Bancorp	500	43,720
Camden National Corp.	1,794	74,182
Canadian Imperial Bank of Commerce	69,492	5,831,753
Capital City Bank Group, Inc.	1,648	44,364
Capitec Bank Holdings, Ltd.	7,274	576,783
Capstar Financial Holdings, Inc.	1,630	26,699
Carolina Financial Corp.	2,514	86,381
Cathay General Bancorp	29,840	1,180,769
CB Financial Services, Inc. (C)	967	25,287
CBTX, Inc.	2,272	78,361
CenterState Bank Corp.	10,851	271,384
Central Pacific Financial Corp.	3,473	97,383
Central Valley Community Bancorp	1,918	39,031
Century Bancorp, Inc., Class A	469	38,341
Chang Hwa Commercial Bank, Ltd.	571,163	325,143
Chemical Financial Corp.	27,628	1,304,042
Chemung Financial Corp.	613	26,482
China CITIC Bank Corp., Ltd., H Shares	1,154,700	735,476
China Construction Bank Corp.,
H Shares	12,452,496	10,631,995
China Development Financial
Holding Corp.	1,500,000	489,236
China Everbright Bank Company, Ltd.,
H Shares	326,295	145,238
China Merchants Bank Company, Ltd.,
H Shares	506,174	2,108,045
China Minsheng Banking Corp., Ltd.,
H Shares	801,300	593,426
Chongqing Rural Commercial Bank
Company, Ltd., H Shares	329,600	193,448
CIMB Group Holdings BHD	123,700	170,747
Citigroup, Inc.	361,180	23,400,852
Citizens & Northern Corp.	1,832	48,750
Citizens Financial Group, Inc.	68,966	2,507,604
City Holding Company	1,702	130,594
Civista Bancshares, Inc.	2,174	46,328
CNB Financial Corp.	1,861	49,614
Codorus Valley Bancorp, Inc.	1,371	32,925
Columbia Banking System, Inc.	8,676	352,940
Comerica, Inc.	23,086	1,827,949
Commerce Bancshares, Inc.	26,920	1,696,492
Commerzbank AG (B)	133,413	1,155,869
Commonwealth Bank of Australia	298,386	15,578,213
Community Bank System, Inc.	5,871	385,490
Community Bankers Trust Corp. (B)	3,302	27,308
Community Trust Bancorp, Inc.	1,698	78,465
Concordia Financial Group, Ltd.	168,700	794,080
ConnectOne Bancorp, Inc.	3,714	74,800
Credicorp, Ltd.	7,100	1,556,959
Credit Agricole SA	206,430	2,565,486
CTBC Financial Holding Company, Ltd.	1,977,090	1,317,086
Cullen/Frost Bankers, Inc.	17,268	1,732,326
Customers Bancorp, Inc. (B)	3,550	69,261
CVB Financial Corp.	13,288	308,813
Danske Bank A/S	143,521	2,862,224
DBS Group Holdings, Ltd.	111,472	1,990,645
DGB Financial Group, Inc.	21,860	172,018
DNB ASA	192,813	3,312,545
E.Sun Financial Holding Company, Ltd.	1,072,988	726,341
Eagle Bancorp, Inc. (B)	3,852	222,029
East West Bancorp, Inc.	39,155	2,102,232
Enterprise Bancorp, Inc.	1,285	43,921
Enterprise Financial Services Corp.	2,575	115,077
Equity Bancshares, Inc., Class A (B)	1,689	63,794
Erste Group Bank AG (B)	50,980	2,017,844
Esquire Financial Holdings, Inc. (B)	1,290	32,353
Evans Bancorp, Inc.	842	34,101
Farmers & Merchants Bancorp, Inc.	1,123	46,122
Farmers National Banc Corp.	3,498	49,042
FB Financial Corp.	1,925	74,401
FCB Financial Holdings, Inc.,
Class A (B)	5,032	199,468
Fidelity D&D Bancorp, Inc.	423	25,845
Fidelity Southern Corp.	2,735	64,902
Fifth Third Bancorp	96,918	2,706,920
Financial Institutions, Inc.	1,957	58,867
First Bancorp (NC)	3,405	136,268
First BanCorp (PR)	25,547	231,200
First Bancorp, Inc.	1,523	43,299
First Bank	2,711	32,424
First Busey Corp.	4,938	141,671
First Business Financial Services, Inc.	1,312	28,142
First Choice Bancorp	1,356	30,361
First Commonwealth Financial Corp.	11,471	159,906
First Community Bankshares, Inc.	1,946	67,662
First Community Corp.	1,293	30,360
First Financial Bancorp	11,225	313,402
First Financial Bankshares, Inc. (C)	7,680	503,194
First Financial Corp.	1,412	65,926
First Financial Holding Company, Ltd.	1,081,801	701,907
First Foundation, Inc. (B)	4,825	77,248
First Horizon National Corp.	87,813	1,448,036
First Internet Bancorp	1,494	37,126
First Interstate BancSystem, Inc.,
Class A	3,605	156,565
First Merchants Corp.	5,800	243,832
First Mid-Illinois Bancshares, Inc.	1,563	57,878
First Midwest Bancorp, Inc.	12,151	286,642
Flushing Financial Corp.	3,334	77,916
FNB Corp.	87,612	1,074,123
Franklin Financial Network, Inc. (B)	1,581	53,280
Fukuoka Financial Group, Inc.	22,900	523,800
Fulton Financial Corp.	67,897	1,182,087
German American Bancorp, Inc.	2,421	76,358
Glacier Bancorp, Inc.	10,056	474,844
Great Southern Bancorp, Inc.	1,283	69,641
Great Western Bancorp, Inc.	6,888	257,060
Green Bancorp, Inc.	3,372	68,586
Grupo Financiero Banorte SAB de CV,
Series O	666,450	3,054,955
Grupo Financiero Inbursa SAB de CV,
Series O	598,800	800,508

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Guaranty Bancorp	3,088	$79,084
Guaranty Bancshares, Inc.	1,301	39,694
Hana Financial Group, Inc.	38,480	1,293,733
Hancock Whitney Corp.	33,063	1,329,794
Hang Seng Bank, Ltd.	114,295	2,646,876
Hanmi Financial Corp.	3,898	87,471
HarborOne Bancorp, Inc. (B)	1,746	30,957
Heartland Financial USA, Inc.	3,421	187,129
Heritage Commerce Corp.	5,002	71,479
Heritage Financial Corp.	4,203	146,979
Hilltop Holdings, Inc.	8,669	169,392
Home BancShares, Inc.	62,287	1,221,448
HomeTrust Bancshares, Inc.	2,237	58,140
Hong Leong Bank BHD	14,800	72,250
Hong Leong Financial Group BHD	5,000	23,097
Hope Bancorp, Inc.	14,943	227,134
Horizon Bancorp, Inc.	4,449	77,413
Howard Bancorp, Inc. (B)	2,110	33,549
HSBC Holdings PLC	3,117,895	26,519,344
Hua Nan Financial Holdings
Company, Ltd.	805,305	459,727
Huntington Bancshares, Inc.	158,243	2,308,765
IBERIABANK Corp.	6,536	488,566
Independent Bank Corp. (MA)	3,232	259,756
Independent Bank Corp. (MI)	2,682	61,632
Independent Bank Group, Inc.	2,516	143,966
Industrial & Commercial Bank of
China, Ltd., H Shares	8,990,623	6,421,280
Industrial Bank of Korea	32,436	429,670
ING Groep NV	1,157,317	14,017,089
International Bancshares Corp.	21,302	817,784
Intesa Sanpaolo SpA	771,428	1,791,995
Investar Holding Corp.	1,572	39,504
Investors Bancorp, Inc.	28,215	346,480
Itau CorpBanca	22,258,497	210,903
Japan Post Bank Company, Ltd.	63,000	736,532
JPMorgan Chase & Co.	482,284	53,625,158
Kasikornbank PCL	81,200	478,446
Kasikornbank PCL, Foreign
Quota Shares	150,559	887,516
KB Financial Group, Inc.	50,884	2,144,703
KBC Group NV	43,182	3,106,093
KeyCorp	150,405	2,758,428
Komercni banka AS	7,901	310,648
Krung Thai Bank PCL	230,100	141,620
Krung Thai Bank PCL, Foreign
Quota Shares	208,900	128,572
Lakeland Bancorp, Inc.	5,489	90,733
Lakeland Financial Corp.	2,780	128,714
LCNB Corp.	2,070	33,203
LegacyTexas Financial Group, Inc.	5,724	222,148
Live Oak Bancshares, Inc.	3,092	55,378
Lloyds Banking Group PLC	11,206,188	7,931,629
M&T Bank Corp.	20,679	3,494,958
Macatawa Bank Corp.	3,711	37,630
Malayan Banking BHD	96,633	217,277
MB Financial, Inc.	32,539	1,492,889
mBank SA	3,988	429,343
MBT Financial Corp.	3,012	34,397
Mebuki Financial Group, Inc.	129,300	391,329
Mediobanca Banca di Credito
Finanziario SpA	30,952	273,329
Mega Financial Holding Company, Ltd.	1,214,275	1,011,841
Mercantile Bank Corp.	1,970	62,922
Metropolitan Bank & Trust Company	178,490	254,439
Metropolitan Bank Holding Corp. (B)	924	33,246
Middlefield Banc Corp.	592	26,954
Midland States Bancorp, Inc.	2,585	67,081
MidSouth Bancorp, Inc.	2,407	31,821
MidWestOne Financial Group, Inc.	1,620	46,559
Mitsubishi UFJ Financial Group, Inc.	1,850,800	10,126,475
Mizrahi Tefahot Bank, Ltd.	19,807	360,453
Mizuho Financial Group, Inc.	3,773,200	6,258,458
Moneta Money Bank AS (A)	48,826	168,233
MutualFirst Financial, Inc.	919	32,523
MVB Financial Corp.	1,430	26,884
National Australia Bank, Ltd.	461,771	8,349,723
National Bank Holdings Corp., Class A	3,309	123,194
National Bank of Canada	53,943	2,460,351
National Bankshares, Inc.	973	42,121
National Commerce Corp. (B)	2,201	90,989
NBT Bancorp, Inc.	4,800	187,056
Nedbank Group, Ltd.	72,717	1,391,764
Nicolet Bankshares, Inc. (B)	1,114	57,872
Nordea Bank ABP	495,502	4,400,643
Northrim BanCorp, Inc.	1,114	40,628
Norwood Financial Corp.	935	33,202
OFG Bancorp	5,201	94,554
Old Line Bancshares, Inc.	2,061	62,531
Old National Bancorp	17,739	332,251
Old Second Bancorp, Inc.	3,780	55,453
Opus Bank	2,394	51,710
Origin Bancorp, Inc.	2,144	80,143
Orrstown Financial Services, Inc.	1,302	26,847
OTP Bank NYRT	34,888	1,399,114
Oversea-Chinese Banking Corp., Ltd.	195,778	1,614,382
Pacific City Financial Corp.	2,018	32,490
Pacific Premier Bancorp, Inc. (B)	5,369	165,741
PacWest Bancorp	33,080	1,331,139
Park National Corp.	1,565	149,661
Peapack Gladstone Financial Corp.	2,352	67,291
Penns Woods Bancorp, Inc.	807	34,903
Peoples Bancorp, Inc.	2,176	75,942
Peoples Financial Services Corp.	1,001	42,553
People’s United Financial, Inc.	56,306	949,319
People’s Utah Bancorp	1,832	59,192
Pinnacle Financial Partners, Inc.	19,780	1,134,383
Postal Savings Bank of China
Company, Ltd., H Shares (A)	353,000	214,205
Powszechna Kasa Oszczednosci Bank
Polski SA	236,727	2,555,027
Preferred Bank	1,633	83,642
Premier Financial Bancorp, Inc.	1,917	35,675
Prosperity Bancshares, Inc.	17,926	1,243,885
Public Bank BHD	71,662	427,474
QCR Holdings, Inc.	1,625	59,881
Raiffeisen Bank International AG	25,230	744,737
RBB Bancorp	1,876	40,765
Regions Financial Corp.	148,900	2,449,405
Reliant Bancorp, Inc.	1,524	35,844
Renasant Corp.	5,742	209,870
Republic Bancorp, Inc., Class A	1,037	44,871
Republic First Bancorp, Inc. (B)	6,262	47,278
Resona Holdings, Inc.	328,000	1,744,032
RHB Bank BHD	26,541	33,368
Royal Bank of Canada	223,364	16,377,617
S&T Bancorp, Inc.	3,943	166,671
Sandy Spring Bancorp, Inc.	3,933	141,667
Santander Bank Polska SA	9,395	882,805
SB One Bancorp	1,370	33,181

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Seacoast Banking Corp. of Florida (B)	5,410	$156,890
Security Bank Corp.	50,810	156,341
Select Bancorp, Inc. (B)	2,592	32,763
ServisFirst Bancshares, Inc.	5,607	220,748
Seven Bank, Ltd.	89,600	278,241
Shinhan Financial Group Company, Ltd.	54,649	2,016,320
Shinsei Bank, Ltd.	24,300	334,391
Shore Bancshares, Inc.	2,181	34,896
Sierra Bancorp	1,932	54,869
Signature Bank	14,956	1,844,523
Simmons First National Corp., Class A	10,751	316,079
SinoPac Financial Holdings
Company, Ltd.	1,172,772	406,860
Skandinaviska Enskilda Banken AB,
Series A	264,735	2,761,474
SmartFinancial, Inc. (B)	1,778	36,716
Societe Generale SA	138,972	5,103,707
South State Corp.	4,260	309,106
Southern First Bancshares, Inc. (B)	997	37,627
Southern National Bancorp of
Virginia, Inc.	2,984	47,326
Southside Bancshares, Inc.	3,804	129,831
Standard Bank Group, Ltd.	235,808	2,979,042
Standard Chartered PLC	437,325	3,411,553
State Bank Financial Corp.	4,436	106,908
Sterling Bancorp	60,922	1,175,795
Stock Yards Bancorp, Inc.	2,438	76,431
Sumitomo Mitsui Financial Group, Inc.	210,479	7,748,747
Sumitomo Mitsui Trust Holdings, Inc.	51,838	2,082,553
Summit Financial Group, Inc.	1,585	33,348
SunTrust Banks, Inc.	66,310	4,156,974
SVB Financial Group (B)	7,651	1,949,551
Svenska Handelsbanken AB, A Shares	248,499	2,740,015
Swedbank AB, A Shares	147,301	3,426,744
Synovus Financial Corp.	31,707	1,198,842
Taishin Financial Holding Company, Ltd.	1,074,647	474,157
Taiwan Business Bank	386,769	132,777
Taiwan Cooperative Financial Holding
Company, Ltd.	961,524	560,054
TCF Financial Corp.	45,309	1,018,999
Texas Capital Bancshares, Inc. (B)	13,553	808,572
The Bancorp, Inc. (B)	6,478	64,456
The Bank of East Asia, Ltd.	187,893	634,922
The Bank of Kyoto, Ltd.	8,300	400,010
The Bank of Nova Scotia	186,368	10,141,427
The Bank of NT Butterfield & Son, Ltd.	6,214	246,572
The Bank of Princeton	968	28,459
The Chiba Bank, Ltd.	95,000	624,559
The Community Financial Corp.	910	27,409
The First Bancshares, Inc.	1,595	56,176
The First of Long Island Corp.	3,212	69,443
The PNC Financial Services Group, Inc.	66,632	9,047,293
The Royal Bank of Scotland Group PLC	749,319	2,080,740
The Shizuoka Bank, Ltd.	67,300	605,429
The Siam Commercial Bank PCL	84,700	358,560
The Siam Commercial Bank PCL,
Foreign Quota Shares	148,509	628,682
The Toronto-Dominion Bank	285,836	15,825,158
TMB Bank PCL	327,900	23,211
TMB Bank PCL, Foreign Quota Shares	877,000	62,079
Tompkins Financial Corp.	1,568	128,215
Towne Bank	7,287	208,481
TriCo Bancshares	2,940	113,043
TriState Capital Holdings, Inc. (B)	2,973	74,652
Triumph Bancorp, Inc. (B)	2,894	110,782
Trustmark Corp.	26,178	846,597
Turkiye Garanti Bankasi AS	356,760	565,276
Turkiye Halk Bankasi AS	96,383	133,348
Turkiye Is Bankasi AS, Class C	247,200	202,177
Turkiye Vakiflar Bankasi TAO, Class D	119,715	92,222
U.S. Bancorp	219,603	11,959,579
UMB Financial Corp.	17,498	1,184,090
Umpqua Holdings Corp.	59,498	1,144,742
UniCredit SpA	104,211	1,345,116
Union Bankshares Corp.	7,771	275,093
United Bankshares, Inc.	39,794	1,439,349
United Community Banks, Inc.	9,305	240,534
United Overseas Bank, Ltd.	83,257	1,528,717
Univest Corp. of Pennsylvania	3,503	89,327
Valley National Bancorp	127,851	1,383,348
Veritex Holdings, Inc. (B)	2,961	76,068
Washington Trust Bancorp, Inc.	1,780	93,628
Webster Financial Corp.	24,919	1,499,376
Wells Fargo & Company	622,006	33,762,486
WesBanco, Inc.	6,190	269,141
Westamerica Bancorporation (C)	2,994	189,221
Westpac Banking Corp.	580,536	11,056,455
Wintrust Financial Corp.	15,229	1,177,963
Woori Bank	60,694	850,071
Yamaguchi Financial Group, Inc.	29,800	308,822
Yapi ve Kredi Bankasi AS (B)	267,117	88,709
Zions Bancorp NA	28,031	1,363,988
		604,915,519
Capital markets – 2.4%
3i Group PLC	151,733	1,620,847
Affiliated Managers Group, Inc.	7,655	850,624
Ameriprise Financial, Inc.	20,216	2,623,026
Amundi SA (A)	11,011	632,850
Arlington Asset Investment Corp.,
Class A (C)	3,845	33,029
Artisan Partners Asset Management, Inc.,
Class A	5,843	159,105
ASX, Ltd.	32,613	1,441,560
B. Riley Financial, Inc.	2,410	43,790
B3 SA - Brasil Bolsa Balcao	218,376	1,592,544
BlackRock, Inc.	17,482	7,482,471
Blucora, Inc. (B)	5,699	176,441
BrightSphere Investment Group PLC	9,842	129,619
Brookfield Asset Management, Inc.,
Class A	131,700	5,772,933
Cboe Global Markets, Inc.	15,876	1,708,575
China Cinda Asset Management
Company, Ltd., H Shares	1,154,600	310,915
China Everbright, Ltd.	121,084	226,757
China Galaxy Securities Company, Ltd.,
H Shares	460,000	247,755
China Huarong Asset Management
Company, Ltd., H Shares (A)	1,320,300	272,568
China International Capital Corp., Ltd.,
H Shares (A)	133,600	255,626
CI Financial Corp.	45,968	696,102
CITIC Securities Company, Ltd.,
H Shares	296,900	557,096
CME Group, Inc.	50,483	9,595,809
Cohen & Steers, Inc.	2,706	101,096
Coronation Fund Managers, Ltd.	41,399	133,577
Cowen, Inc. (B)(C)	3,507	55,796
Credit Suisse Group AG (B)	371,657	4,394,377
Daiwa Securities Group, Inc.	252,918	1,399,780
Deutsche Bank AG	261,524	2,400,630

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Deutsche Boerse AG	25,542	$3,271,724
Diamond Hill Investment Group, Inc.	414	69,676
Donnelley Financial Solutions, Inc. (B)	4,136	68,906
E*TRADE Financial Corp.	37,088	1,939,332
Eaton Vance Corp.	31,894	1,299,043
Evercore, Inc., Class A	11,066	913,609
FactSet Research Systems, Inc.	10,364	2,430,254
Federated Investors, Inc., Class B	37,466	992,100
Focus Financial Partners, Inc.,
Class A (B)	2,292	70,869
Franklin Resources, Inc.	43,713	1,481,434
GAIN Capital Holdings, Inc.	3,803	27,952
GF Securities Company, Ltd., H Shares	189,300	281,462
Greenhill & Company, Inc. (C)	2,361	55,554
Guotai Junan Securities Company, Ltd.,
H Shares (A)	76,600	159,864
Haitong Securities Company, Ltd.,
H Shares	421,100	439,052
Hamilton Lane, Inc., Class A	1,800	68,076
Hargreaves Lansdown PLC	44,139	1,075,544
Hong Kong Exchanges & Clearing, Ltd.	176,877	5,189,250
Houlihan Lokey, Inc.	3,886	164,378
Huatai Securities Company, Ltd., H
Shares (A)	213,500	353,769
IGM Financial, Inc.	15,729	403,450
Interactive Brokers Group, Inc., Class A	20,287	1,173,603
Intercontinental Exchange, Inc.	81,569	6,665,819
INTL. FCStone, Inc. (B)	1,868	72,777
Invesco, Ltd.	58,596	1,192,429
Investec PLC	104,098	634,630
Investec, Ltd.	50,320	304,502
Investment Technology Group, Inc.	3,981	119,948
Janus Henderson Group PLC	45,485	1,064,349
Japan Exchange Group, Inc.	79,598	1,436,142
Julius Baer Group, Ltd. (B)	32,413	1,307,375
Korea Investment Holdings
Company, Ltd.	5,445	330,239
Ladenburg Thalmann Financial
Services, Inc.	13,739	39,294
Legg Mason, Inc.	23,088	668,859
London Stock Exchange Group PLC	48,537	2,501,508
Macquarie Group, Ltd.	54,913	4,621,031
MarketAxess Holdings, Inc.	10,151	2,210,177
Mirae Asset Daewoo Company, Ltd.	52,338	334,035
Moelis & Company, Class A	5,311	214,671
Moody’s Corp.	23,744	3,776,958
Morgan Stanley	189,492	8,411,550
MSCI, Inc.	12,677	1,991,430
Nasdaq, Inc.	16,430	1,500,388
Natixis SA	171,635	949,833
NH Investment & Securities
Company, Ltd.	18,451	229,139
Noah Holdings, Ltd., ADR (B)	3,700	180,116
Nomura Holdings, Inc.	543,800	2,447,911
Northern Trust Corp.	31,824	3,157,896
Oppenheimer Holdings, Inc., Class A	1,273	36,293
Partners Group Holding AG	2,485	1,633,433
Piper Jaffray Companies	1,747	124,683
PJT Partners, Inc., Class A	2,383	112,549
Pzena Investment Management, Inc.,
Class A	2,719	27,761
Raymond James Financial, Inc.	18,759	1,495,655
Reinet Investments SCA	26,671	389,265
S&P Global, Inc.	35,771	6,541,085
Safeguard Scientifics, Inc. (B)	3,273	29,326
Samsung Securities Company, Ltd.	8,307	231,395
SBI Holdings, Inc.	35,264	801,746
Schroders PLC	19,410	627,583
SEI Investments Company	35,594	1,911,398
Singapore Exchange, Ltd.	47,700	255,449
St. James’s Place PLC	81,703	1,051,025
State Street Corp.	54,084	3,949,214
Stifel Financial Corp.	27,539	1,329,308
T. Rowe Price Group, Inc.	34,637	3,441,532
The Bank of New York Mellon Corp.	131,009	6,722,072
The Charles Schwab Corp.	171,925	7,702,240
The Goldman Sachs Group, Inc.	50,126	9,558,527
Thomson Reuters Corp. (C)	32,624	1,648,327
UBS Group AG (B)	559,671	7,586,500
Virtus Investment Partners, Inc.	845	80,275
Waddell & Reed Financial, Inc.,
Class A (C)	9,339	190,142
Westwood Holdings Group, Inc.	1,099	43,103
WisdomTree Investments, Inc.	14,474	102,621
Yuanta Financial Holding Company, Ltd.	1,136,187	581,097
		171,410,809
Consumer finance – 0.4%
Acom Company, Ltd.	61,700	226,785
AEON Financial Service Company, Ltd.	17,600	341,128
American Express Company	100,653	11,300,312
Capital One Financial Corp.	68,173	6,113,755
Chong Sing Holdings FinTech
Group, Ltd. (B)	2,216,000	64,347
Credit Saison Company, Ltd.	24,800	318,963
Curo Group Holdings Corp. (B)	1,401	18,675
Discover Financial Services	48,812	3,480,296
Elevate Credit, Inc. (B)	2,871	13,896
Encore Capital Group, Inc. (B)(C)	3,139	87,829
Enova International, Inc. (B)	4,011	88,804
EZCORP, Inc., Class A (B)	6,191	58,938
FirstCash, Inc.	5,178	461,101
Green Dot Corp., Class A (B)	5,755	479,622
LendingClub Corp. (B)	38,389	131,674
Navient Corp.	63,635	731,803
Nelnet, Inc., Class A	2,190	119,246
PRA Group, Inc. (B)	5,400	164,808
Regional Management Corp. (B)	1,244	33,787
Samsung Card Company, Ltd.	3,759	108,475
SLM Corp. (B)	117,637	1,208,132
Synchrony Financial	97,108	2,522,866
World Acceptance Corp. (B)	745	81,160
		28,156,402
Diversified financial services – 1.2%
AMP, Ltd.	499,482	889,458
Ayala Corp.	56,125	1,019,632
Banco Latinoamericano de Comercio
Exterior SA	3,735	65,363
Berkshire Hathaway, Inc., Class B (B)	278,033	60,677,922
Cannae Holdings, Inc. (B)	8,242	143,658
Chailease Holding Company, Ltd.	132,160	415,128
Challenger, Ltd.	93,495	652,938
Eurazeo SE	8,305	623,212
EXOR NV	5,683	335,158
Far East Horizon, Ltd.	276,700	275,883
FGL Holdings (B)	17,107	137,027
FirstRand, Ltd.	612,983	2,948,761
Fubon Financial Holding Company, Ltd.	756,659	1,202,587
Groupe Bruxelles Lambert SA	13,853	1,249,283
Grupo de Inversiones Suramericana SA	42,326	422,736
GT Capital Holdings, Inc.	20,380	345,612

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Haci Omer Sabanci Holding AS	143,303	$226,390
Industrivarden AB, C Shares	27,337	561,954
Investor AB, B Shares	74,487	3,271,515
Jefferies Financial Group, Inc.	41,689	910,905
Kinnevik AB, B Shares	38,462	978,209
L E Lundbergforetagen AB, B Shares	12,594	377,401
Marlin Business Services Corp.	1,183	30,048
Metro Pacific Investments Corp.	3,193,700	286,600
Mitsubishi UFJ Lease & Finance
Company, Ltd.	64,600	353,215
NewStar Financial, Inc. (B)(D)	5,608	1,456
On Deck Capital, Inc. (B)	6,454	50,599
Onex Corp.	13,953	865,335
ORIX Corp.	208,100	3,379,006
Pargesa Holding SA, Bearer Shares	5,482	380,057
PSG Group, Ltd.	27,219	461,532
Remgro, Ltd.	96,215	1,400,900
RMB Holdings, Ltd.	128,164	722,249
Standard Life Aberdeen PLC	365,745	1,242,523
Tokyo Century Corp.	6,700	320,904
Wendel SA	4,952	602,399
		87,827,555
Insurance – 3.6%
Admiral Group PLC	32,796	872,741
Aegon NV	542,220	3,019,054
Aflac, Inc.	111,550	5,102,297
Ageas	32,709	1,580,435
AIA Group, Ltd.	1,816,509	14,923,317
Alleghany Corp.	4,036	2,546,837
Allianz SE	58,836	12,476,278
Ambac Financial Group, Inc. (B)	5,397	94,340
American Equity Investment Life
Holding Company	10,708	365,464
American Financial Group, Inc.	19,016	1,946,478
American International Group, Inc.	128,737	5,567,875
AMERISAFE, Inc.	2,293	148,105
Aon PLC	35,101	5,795,526
Argo Group International Holdings, Ltd.	3,869	268,199
Arthur J. Gallagher & Company	26,573	2,047,981
Aspen Insurance Holdings, Ltd.	16,129	675,160
Assicurazioni Generali SpA	64,596	1,090,217
Assurant, Inc.	7,575	736,593
Aviva PLC	637,780	3,315,437
AXA SA	354,124	8,623,696
Baloise Holding AG	7,498	1,103,332
BB Seguridade Participacoes SA	77,308	565,930
Brighthouse Financial, Inc. (B)	17,638	710,106
Brown & Brown, Inc.	62,630	1,817,523
Cathay Financial Holding Company, Ltd.	963,890	1,525,333
China Life Insurance Company, Ltd.	336,703	320,213
China Life Insurance Company, Ltd.,
H Shares	975,176	2,092,527
China Pacific Insurance Group
Company, Ltd., H Shares	346,379	1,234,035
China Reinsurance Group Corp.,
H Shares	845,000	176,479
China Taiping Insurance Holdings
Company, Ltd.	214,400	715,004
Chubb, Ltd.	66,960	8,955,230
Cincinnati Financial Corp.	22,173	1,812,199
Citizens, Inc. (B)(C)	6,643	52,480
CNO Financial Group, Inc.	63,990	1,171,017
CNP Assurances	33,908	776,818
Dai-ichi Life Holdings, Inc.	171,500	2,988,679
DB Insurance Company, Ltd.	6,676	403,182
Direct Line Insurance Group PLC	225,141	943,328
Discovery, Ltd.	66,652	738,979
eHealth, Inc. (B)	2,353	90,638
EMC Insurance Group, Inc.	1,254	40,103
Employers Holdings, Inc.	3,861	173,552
Enstar Group, Ltd. (B)	1,347	237,301
Everest Re Group, Ltd.	5,864	1,302,277
Fairfax Financial Holdings, Ltd.	4,521	2,137,509
FBL Financial Group, Inc., Class A	1,208	84,959
FedNat Holding Company	1,572	34,395
First American Financial Corp.	30,169	1,458,068
Genworth Financial, Inc., Class A (B)	195,949	913,122
Gjensidige Forsikring ASA	42,230	660,785
Global Indemnity, Ltd.	1,142	39,125
Goosehead Insurance, Inc., Class A (B)	1,278	32,487
Great-West Lifeco, Inc.	53,362	1,223,754
Greenlight Capital Re, Ltd., Class A (B)	4,185	44,319
Hannover Rueck SE	8,468	1,180,059
Hanwha Life Insurance Company, Ltd.	21,011	83,273
HCI Group, Inc.	1,011	54,948
Health Insurance Innovations, Inc.,
Class A (B)	1,551	57,108
Heritage Insurance Holdings, Inc. (C)	2,684	43,078
Horace Mann Educators Corp.	4,926	198,419
Hyundai Marine & Fire Insurance
Company, Ltd.	8,470	302,505
Independence Holding Company	692	26,635
Industrial Alliance Insurance & Financial
Services, Inc.	19,829	724,867
Insurance Australia Group, Ltd.	400,820	2,139,448
Intact Financial Corp.	23,274	1,863,286
Investors Title Company	206	38,332
IRB Brasil Resseguros SA	12,000	232,375
James River Group Holdings, Ltd.	3,115	118,557
Japan Post Holdings Company, Ltd.	253,000	3,080,624
Kemper Corp.	22,736	1,730,210
Kinsale Capital Group, Inc.	2,314	143,954
Legal & General Group PLC	950,275	2,975,975
Liberty Holdings, Ltd.	25,992	200,577
Lincoln National Corp.	31,890	2,008,113
Loews Corp.	40,854	1,963,443
Maiden Holdings, Ltd.	9,296	23,519
Mapfre SA	63,856	182,842
Marsh & McLennan Companies, Inc.	73,045	6,479,092
MBIA, Inc. (B)(C)	10,763	100,204
Medibank Pvt., Ltd.	490,333	870,256
Mercury General Corp.	7,326	415,018
MetLife, Inc.	144,265	6,438,547
MMI Holdings, Ltd. (B)	185,218	231,789
MS&AD Insurance Group Holdings, Inc.	76,368	2,317,724
Muenchener
Rueckversicherungs-Gesellschaft AG	20,175	4,395,397
National General Holdings Corp.	7,440	197,532
National Western Life Group, Inc.,
Class A	279	85,709
New China Life Insurance
Company, Ltd., H Shares	109,200	481,216
NN Group NV	91,448	3,900,422
Old Mutual, Ltd.	702,696	1,172,806
Old Mutual, Ltd. (London
Stock Exchange)	209,149	342,551
Old Republic International Corp.	76,819	1,732,268
Orange Life Insurance, Ltd. (A)	4,770	128,229
PICC Property & Casualty
Company, Ltd., H Shares	908,248	936,887

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Ping An Insurance Group Company of
China, Ltd., H Shares	677,310	$6,600,701
Porto Seguro SA	11,423	153,122
Poste Italiane SpA (A)	32,477	246,874
Power Corp. of Canada	62,752	1,251,592
Power Financial Corp.	46,896	992,170
Powszechny Zaklad Ubezpieczen SA	166,217	1,881,894
Primerica, Inc.	16,778	1,994,569
Principal Financial Group, Inc.	38,822	1,914,701
ProAssurance Corp.	6,379	278,954
Protective Insurance Corp., Class B	1,373	28,682
Prudential Financial, Inc.	60,410	5,664,042
Prudential PLC	406,686	8,017,353
QBE Insurance Group, Ltd.	235,345	1,953,858
Rand Merchant Investment
Holdings, Ltd.	136,952	355,157
Reinsurance Group of America, Inc.	17,199	2,569,187
RenaissanceRe Holdings, Ltd.	10,879	1,442,664
RLI Corp.	4,677	354,610
RSA Insurance Group PLC	165,991	1,150,686
Safety Insurance Group, Inc.	1,750	153,685
Sampo OYJ, A Shares	71,968	3,217,554
Samsung Fire & Marine
Insurance Company, Ltd.	4,045	983,009
Samsung Life Insurance Company, Ltd.	9,376	724,570
Sanlam, Ltd.	329,844	1,833,240
SCOR SE	30,148	1,448,583
Selective Insurance Group, Inc.	6,922	459,413
Shin Kong Financial Holding
Company, Ltd.	1,261,694	430,164
Sompo Holdings, Inc.	53,360	2,061,234
Sony Financial Holdings, Inc.	28,700	600,768
State Auto Financial Corp.	1,923	67,305
Stewart Information Services Corp.	2,737	115,118
Sul America SA	23,794	165,582
Sun Life Financial, Inc.	98,531	3,633,778
Suncorp Group, Ltd.	226,205	2,207,515
Swiss Life Holding AG (B)	5,132	2,016,411
Swiss Re AG	46,359	4,240,937
T&D Holdings, Inc.	89,700	1,273,197
The Allstate Corp.	50,105	4,468,865
The Hanover Insurance Group, Inc.	11,493	1,318,362
The Hartford Financial Services
Group, Inc.	52,188	2,306,188
The Navigators Group, Inc.	2,485	172,633
The People’s Insurance Company Group
of China, Ltd., H Shares	1,008,200	436,989
The Progressive Corp.	84,374	5,593,152
The Travelers Companies, Inc.	38,689	5,043,885
Third Point Reinsurance, Ltd. (B)	9,683	99,929
Tiptree, Inc.	4,486	24,583
Tokio Marine Holdings, Inc.	106,714	5,271,513
Torchmark Corp.	15,038	1,299,434
Trupanion, Inc. (B)(C)	3,096	92,663
Tryg A/S	25,179	626,906
United Fire Group, Inc.	2,526	136,076
United Insurance Holdings Corp.	2,677	51,934
Universal Insurance Holdings, Inc.	3,782	165,992
Unum Group	31,786	1,141,435
W.R. Berkley Corp.	26,000	2,048,280
Willis Towers Watson PLC	18,955	3,022,375
ZhongAn Online P&C Insurance
Company, Ltd., H Shares (A)(B)(C)	22,900	94,461
Zurich Insurance Group AG	22,175	6,970,170
		260,237,316
Mortgage real estate investment trusts – 0.0%
AG Mortgage Investment Trust, Inc.	3,376	61,308
Anworth Mortgage Asset Corp.	12,570	56,439
Apollo Commercial Real Estate
Finance, Inc.	14,169	268,361
Arbor Realty Trust, Inc.	7,522	89,136
Ares Commercial Real Estate Corp.	3,630	51,836
ARMOUR Residential REIT, Inc.	4,455	98,634
Blackstone Mortgage Trust, Inc., Class A	12,732	446,893
Capstead Mortgage Corp.	10,763	83,198
Cherry Hill Mortgage Investment Corp.	2,131	40,510
Colony Credit Real Estate, Inc.	9,978	169,327
Dynex Capital, Inc.	7,480	45,104
Exantas Capital Corp.	3,960	44,233
Granite Point Mortgage Trust, Inc.	4,991	94,629
Great Ajax Corp.	2,603	33,657
Invesco Mortgage Capital, Inc.	12,778	199,592
KKR Real Estate Finance Trust, Inc.	1,750	34,125
Ladder Capital Corp.	10,060	177,559
New York Mortgage Trust, Inc.	16,759	103,906
Orchid Island Capital, Inc.	6,755	45,731
PennyMac Mortgage Investment Trust	6,652	140,025
Ready Capital Corp.	2,238	33,346
Redwood Trust, Inc.	9,406	156,986
TPG RE Finance Trust, Inc.	3,679	72,513
Western Asset Mortgage Capital Corp.	4,819	48,624
		2,595,672
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (B)	6,997	218,306
BankFinancial Corp.	2,409	35,966
Beneficial Bancorp, Inc.	8,244	127,617
BSB Bancorp, Inc. (B)	1,288	42,285
Capitol Federal Financial, Inc.	14,926	209,561
Columbia Financial, Inc. (B)	5,990	94,402
Dime Community Bancshares, Inc.	4,136	75,482
Essent Group, Ltd. (B)	11,440	441,126
Federal Agricultural Mortgage Corp.,
Class C	1,085	71,675
First Defiance Financial Corp.	2,322	65,434
Flagstar Bancorp, Inc. (B)	3,425	111,141
FS Bancorp, Inc.	547	26,179
Hingham Institution for Savings	163	36,219
Home Bancorp, Inc.	1,050	39,879
HomeStreet, Inc. (B)	3,052	81,244
Kearny Financial Corp.	11,666	154,458
LendingTree, Inc. (B)(C)	2,968	772,689
Luther Burbank Corp.	2,857	29,713
Merchants Bancorp	1,981	47,326
Meridian Bancorp, Inc.	5,862	95,844
Meta Financial Group, Inc.	3,419	78,158
MGIC Investment Corp. (B)	43,324	507,324
Mr. Cooper Group, Inc. (B)	3,282	49,657
New York Community Bancorp, Inc.	132,492	1,408,390
NMI Holdings, Inc., Class A (B)	7,501	146,570
Northfield Bancorp, Inc.	5,339	75,227
Northwest Bancshares, Inc.	11,019	197,571
OceanFirst Financial Corp.	5,700	146,889
Ocwen Financial Corp. (B)	15,069	31,796
Oritani Financial Corp.	5,167	80,554
PCSB Financial Corp.	2,315	46,022
PennyMac Financial Services, Inc.	2,433	49,901
Provident Bancorp, Inc. (B)	806	21,907
Provident Financial Services, Inc.	7,189	184,614
Radian Group, Inc.	25,846	475,566
Riverview Bancorp, Inc.	3,176	25,853
SI Financial Group, Inc.	2,067	28,132

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Southern Missouri Bancorp, Inc.	949	$34,477
Sterling Bancorp, Inc.	3,284	27,684
Territorial Bancorp, Inc.	1,323	36,846
Timberland Bancorp, Inc.	1,013	28,668
TrustCo Bank Corp.	12,026	94,885
United Community Financial Corp.	6,285	60,147
United Financial Bancorp, Inc.	6,365	104,259
Walker & Dunlop, Inc.	3,307	156,190
Washington Federal, Inc.	32,320	931,139
Waterstone Financial, Inc.	3,129	52,442
Western New England Bancorp, Inc.	3,961	39,333
WSFS Financial Corp.	3,616	152,125
		8,048,872
		1,163,192,145
Health care – 12.4%
Biotechnology – 1.9%
3SBio, Inc. (A)	163,600	241,733
AbbVie, Inc.	236,573	22,301,737
Abeona Therapeutics, Inc. (B)	4,110	33,702
ACADIA Pharmaceuticals, Inc. (B)(C)	11,932	227,424
Acceleron Pharma, Inc. (B)	4,678	247,607
Achillion Pharmaceuticals, Inc. (B)	17,393	50,266
Acorda Therapeutics, Inc. (B)	5,369	109,689
Adamas Pharmaceuticals, Inc. (B)	2,827	28,948
Aduro Biotech, Inc. (B)	8,425	20,894
Adverum Biotechnologies, Inc. (B)	7,323	26,290
Aeglea BioTherapeutics, Inc. (B)	2,312	19,467
Agenus, Inc. (B)	12,271	29,573
AgeX Therapeutics, Inc. (B)	1,317	7,113
Aimmune Therapeutics, Inc. (B)	5,288	125,590
Akebia Therapeutics, Inc. (B)	6,659	53,805
Albireo Pharma, Inc. (B)	1,258	33,274
Alder Biopharmaceuticals, Inc. (B)	7,157	95,761
Aldeyra Therapeutics, Inc. (B)	2,451	21,985
Alexion Pharmaceuticals, Inc. (B)	34,862	4,293,255
Allakos, Inc. (B)	1,053	62,032
AMAG Pharmaceuticals, Inc. (B)	4,192	75,666
Amgen, Inc.	101,160	21,066,570
Amicus Therapeutics, Inc. (B)	22,920	253,037
AnaptysBio, Inc. (B)	2,291	170,863
Apellis Pharmaceuticals, Inc. (B)	4,542	69,674
Aptinyx, Inc. (B)	1,701	37,779
Arbutus Biopharma Corp. (B)	4,917	21,438
Ardelyx, Inc. (B)	6,465	17,585
Arena Pharmaceuticals, Inc. (B)	6,022	246,962
ArQule, Inc. (B)	13,414	49,766
Array BioPharma, Inc. (B)	24,575	391,480
Arrowhead Pharmaceuticals, Inc. (B)(C)	10,512	152,634
Atara Biotherapeutics, Inc. (B)	5,097	203,625
Athenex, Inc. (B)	5,510	72,842
Athersys, Inc. (B)(C)	15,874	30,478
Audentes Therapeutics, Inc. (B)	3,981	97,335
AVEO Pharmaceuticals, Inc. (B)(C)	13,815	28,597
Avid Bioservices, Inc. (B)	6,648	35,234
Avrobio, Inc. (B)	804	21,539
Bellicum Pharmaceuticals, Inc. (B)	5,924	27,073
BioCryst Pharmaceuticals, Inc. (B)	13,539	124,288
Biogen, Inc. (B)	31,491	10,509,177
Biohaven Pharmaceutical Holding
Company, Ltd. (B)	3,489	118,591
BioSpecifics Technologies Corp. (B)	768	47,132
BioTime, Inc. (B)(C)	13,173	18,837
Blueprint Medicines Corp. (B)	4,985	285,989
Calithera Biosciences, Inc. (B)	4,415	21,766
Cara Therapeutics, Inc. (B)	4,029	73,247
CareDx, Inc. (B)	4,029	117,929
CASI Pharmaceuticals, Inc. (B)	6,649	28,790
Catalyst Pharmaceuticals, Inc. (B)	12,508	31,708
Celcuity, Inc. (B)	806	21,681
Celgene Corp. (B)	109,967	7,941,817
Celltrion, Inc. (B)	10,406	2,233,820
Cellular Biomedicine Group, Inc. (B)	1,609	32,067
ChemoCentryx, Inc. (B)	2,960	29,748
Chimerix, Inc. (B)	6,836	22,490
Clovis Oncology, Inc. (B)(C)	5,836	100,438
Coherus Biosciences, Inc. (B)	6,425	71,061
Concert Pharmaceuticals, Inc. (B)	2,778	39,809
Corbus Pharmaceuticals
Holdings, Inc. (B)	6,447	44,484
Crinetics Pharmaceuticals, Inc. (B)	1,011	35,324
CSL, Ltd.	76,712	10,000,667
Cytokinetics, Inc. (B)	6,087	47,844
CytomX Therapeutics, Inc. (B)	5,486	75,707
Deciphera Pharmaceuticals, Inc. (B)	1,181	30,789
Denali Therapeutics, Inc. (B)(C)	5,607	107,486
Dicerna Pharmaceuticals, Inc. (B)	5,643	84,137
Dynavax Technologies Corp. (B)	7,679	86,773
Eagle Pharmaceuticals, Inc. (B)	1,295	65,268
Editas Medicine, Inc. (B)	5,612	174,870
Emergent BioSolutions, Inc. (B)	5,349	389,621
Enanta Pharmaceuticals, Inc. (B)	2,028	160,496
Epizyme, Inc. (B)	6,604	49,002
Esperion Therapeutics, Inc. (B)(C)	2,798	148,742
Exelixis, Inc. (B)	80,527	1,635,503
Fate Therapeutics, Inc. (B)	6,203	95,278
FibroGen, Inc. (B)	9,002	390,327
Five Prime Therapeutics, Inc. (B)	4,388	56,342
Flexion Therapeutics, Inc. (B)(C)	4,195	68,420
G1 Therapeutics, Inc. (B)	2,549	97,448
Genmab A/S (B)	12,285	1,876,538
Genomic Health, Inc. (B)	2,533	200,234
Geron Corp. (B)	21,899	35,257
Gilead Sciences, Inc.	202,563	14,572,382
Global Blood Therapeutics, Inc. (B)	6,062	191,195
GlycoMimetics, Inc. (B)	4,383	50,361
Grifols SA	11,365	319,652
Halozyme Therapeutics, Inc. (B)	15,161	250,308
Heron Therapeutics, Inc. (B)	8,328	239,263
Homology Medicines, Inc. (B)	1,387	30,500
Idera Pharmaceuticals, Inc. (B)	2,654	18,233
ImmunoGen, Inc. (B)	17,606	97,009
Immunomedics, Inc. (B)	17,082	343,177
Incyte Corp. (B)	27,531	1,768,867
Inovio Pharmaceuticals, Inc. (B)	10,832	57,951
Insmed, Inc. (B)	9,384	168,067
Insys Therapeutics, Inc. (B)(C)	3,675	22,087
Intellia Therapeutics, Inc. (B)	4,141	74,165
Intercept Pharmaceuticals, Inc. (B)	2,626	291,250
Intrexon Corp. (B)(C)	9,034	88,533
Invitae Corp. (B)	8,015	111,649
Iovance Biotherapeutics, Inc. (B)	10,083	97,503
Ironwood Pharmaceuticals, Inc. (B)	16,804	232,231
Kadmon Holdings, Inc. (B)	13,517	32,981
Karyopharm Therapeutics, Inc. (B)	6,052	62,941
Keryx Biopharmaceuticals, Inc. (B)	12,563	37,815
Kindred Biosciences, Inc. (B)	4,028	54,781
Kura Oncology, Inc. (B)	3,654	46,406
La Jolla Pharmaceutical Company (B)(C)	2,752	39,821
Lexicon Pharmaceuticals, Inc. (B)(C)	5,598	45,344
Ligand Pharmaceuticals, Inc. (B)	8,283	1,306,809

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Loxo Oncology, Inc. (B)	3,232	$453,837
MacroGenics, Inc. (B)	4,900	84,329
Madrigal Pharmaceuticals, Inc. (B)	835	96,568
MannKind Corp. (B)(C)	18,675	33,242
MediciNova, Inc. (B)(C)	5,033	50,129
Medy-Tox, Inc.	545	274,961
MiMedx Group, Inc. (B)(C)	12,963	39,019
Minerva Neurosciences, Inc. (B)	3,994	31,593
Mirati Therapeutics, Inc. (B)	2,463	95,047
Momenta Pharmaceuticals, Inc. (B)	9,387	111,142
Myriad Genetics, Inc. (B)	7,962	256,695
Natera, Inc. (B)	4,029	69,782
Novavax, Inc. (B)(C)	47,355	98,025
OPKO Health, Inc. (B)(C)	39,382	147,289
Palatin Technologies, Inc. (B)	27,059	21,902
PDL BioPharma, Inc. (B)	19,025	58,407
Pieris Pharmaceuticals, Inc. (B)	7,021	23,801
Portola Pharmaceuticals, Inc. (B)(C)	7,966	174,057
Progenics Pharmaceuticals, Inc. (B)	10,751	55,798
Proteostasis Therapeutics, Inc. (B)	3,604	18,272
Prothena Corp. PLC (B)	5,186	62,284
PTC Therapeutics, Inc. (B)	5,474	194,436
Puma Biotechnology, Inc. (B)	3,525	81,921
Ra Pharmaceuticals, Inc. (B)	1,993	31,430
Radius Health, Inc. (B)	5,002	83,383
Regeneron Pharmaceuticals, Inc. (B)	12,121	4,432,044
REGENXBIO, Inc. (B)	3,807	228,077
Repligen Corp. (B)	4,724	305,501
Retrophin, Inc. (B)	4,954	121,571
Rhythm Pharmaceuticals, Inc. (B)	1,931	57,022
Rigel Pharmaceuticals, Inc. (B)	21,278	60,217
Rocket Pharmaceuticals, Inc. (B)(C)	2,659	42,836
Rubius Therapeutics, Inc. (B)	1,676	35,833
Sangamo Therapeutics, Inc. (B)	12,343	152,683
Savara, Inc. (B)	3,976	35,665
Scholar Rock Holding Corp. (B)	871	21,218
Selecta Biosciences, Inc. (B)(C)	2,743	16,540
Seres Therapeutics, Inc. (B)	3,340	27,889
Shire PLC	142,117	8,299,899
SillaJen, Inc. (B)	7,548	478,729
Solid Biosciences, Inc. (B)	1,513	47,175
Sorrento Therapeutics, Inc. (B)(C)	13,897	48,084
Spark Therapeutics, Inc. (B)	3,830	161,358
Spectrum Pharmaceuticals, Inc. (B)	12,292	177,742
Spring Bank Pharmaceuticals, Inc. (B)	2,056	23,109
Stemline Therapeutics, Inc. (B)	3,625	39,839
Synergy Pharmaceuticals, Inc. (B)	32,729	12,646
Syros Pharmaceuticals, Inc. (B)	3,633	24,741
T2 Biosystems, Inc. (B)	4,527	20,100
TaiMed Biologics, Inc. (B)	20,000	105,232
TG Therapeutics, Inc. (B)	8,138	41,016
Tocagen, Inc. (B)	2,527	32,598
Ultragenyx Pharmaceutical, Inc. (B)	5,675	304,577
United Therapeutics Corp. (B)	11,770	1,390,037
Vanda Pharmaceuticals, Inc. (B)	6,232	156,049
Veracyte, Inc. (B)	3,674	44,970
Verastem, Inc. (B)(C)	8,663	44,181
Vericel Corp. (B)	5,314	93,420
Vertex Pharmaceuticals, Inc. (B)	39,961	7,224,549
Viking Therapeutics, Inc. (B)(C)	6,321	71,364
ViroMed Company, Ltd. (B)	1,740	308,069
Voyager Therapeutics, Inc. (B)	2,812	32,057
Xencor, Inc. (B)	5,615	235,886
Zafgen, Inc. (B)	3,873	19,520
ZIOPHARM Oncology, Inc. (B)(C)	17,462	58,498
		137,258,435
Health care equipment and supplies – 2.4%
Abbott Laboratories	252,557	18,701,846
ABIOMED, Inc. (B)	6,477	2,154,768
Accuray, Inc. (B)	10,995	45,080
Align Technology, Inc. (B)	10,543	2,423,730
AngioDynamics, Inc. (B)	4,423	95,050
Anika Therapeutics, Inc. (B)	1,768	60,908
Antares Pharma, Inc. (B)	18,535	66,911
AtriCure, Inc. (B)	4,039	135,266
Atrion Corp.	170	131,447
Avanos Medical, Inc. (B)	18,377	876,767
AxoGen, Inc. (B)	4,089	136,900
Baxter International, Inc.	71,531	4,903,450
Becton, Dickinson and Company	38,493	9,729,106
BioMerieux	7,432	524,753
Boston Scientific Corp. (B)	199,158	7,502,282
Cantel Medical Corp.	9,804	841,968
Cardiovascular Systems, Inc. (B)	3,926	121,196
Cerus Corp. (B)	16,153	84,803
Cochlear, Ltd.	9,727	1,208,991
Coloplast A/S, B Shares	23,692	2,261,996
CONMED Corp.	2,994	203,472
ConvaTec Group PLC (A)	213,571	415,090
CryoLife, Inc. (B)	4,254	128,981
CryoPort, Inc. (B)	3,327	35,998
Cutera, Inc. (B)	1,756	35,998
CYBERDYNE, Inc. (B)	17,200	122,519
CytoSorbents Corp. (B)	3,845	40,142
Danaher Corp.	88,644	9,710,064
DENTSPLY SIRONA, Inc.	32,087	1,212,247
Edwards Lifesciences Corp. (B)	30,167	4,887,356
EssilorLuxottica SA	37,525	4,744,496
Fisher & Paykel Healthcare Corp., Ltd.	60,108	551,573
FONAR Corp. (B)	881	19,408
GenMark Diagnostics, Inc. (B)	6,819	35,527
Glaukos Corp. (B)	3,969	261,478
Globus Medical, Inc., Class A (B)	28,442	1,373,464
Haemonetics Corp. (B)	20,155	2,162,228
Hartalega Holdings BHD	33,100	50,691
Helius Medical Technologies, Inc. (B)(C)	2,325	19,298
Heska Corp. (B)	802	83,392
Hill-Rom Holdings, Inc.	17,942	1,739,656
Hologic, Inc. (B)	39,209	1,741,272
Hoya Corp.	59,700	3,648,826
ICU Medical, Inc. (B)	4,480	1,077,395
IDEXX Laboratories, Inc. (B)	12,480	2,542,925
Inogen, Inc. (B)	6,837	1,007,500
Integer Holdings Corp. (B)	3,710	328,632
Integra LifeSciences Holdings Corp. (B)	19,092	1,023,904
IntriCon Corp. (B)	900	31,167
Intuitive Surgical, Inc. (B)	16,384	8,697,774
Invacare Corp.	4,102	22,561
iRhythm Technologies, Inc. (B)	2,894	214,388
Koninklijke Philips NV	279,677	10,605,321
Lantheus Holdings, Inc. (B)	4,554	85,388
LeMaitre Vascular, Inc.	1,965	54,804
LivaNova PLC (B)	18,934	1,915,931
Masimo Corp. (B)	12,968	1,431,927
Medtronic PLC	194,393	18,959,149
Meridian Bioscience, Inc.	5,205	98,583
Merit Medical Systems, Inc. (B)	6,369	401,565
Natus Medical, Inc. (B)	3,864	136,708
Neogen Corp. (B)	6,046	392,144

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Neuronetics, Inc. (B)	842	$15,021
Nevro Corp. (B)	3,505	145,493
Novocure, Ltd. (B)	8,823	302,805
NuVasive, Inc. (B)	20,026	1,275,456
Nuvectra Corp. (B)	1,747	34,888
NxStage Medical, Inc. (B)	7,728	218,239
Olympus Corp.	45,506	1,280,584
OraSure Technologies, Inc. (B)	7,324	93,015
Orthofix Medical, Inc. (B)	2,080	125,320
OrthoPediatrics Corp. (B)	897	28,049
Oxford Immunotec Global PLC (B)	3,359	50,587
Quidel Corp. (B)	4,110	249,970
ResMed, Inc.	20,567	2,299,185
Rockwell Medical, Inc. (B)(C)	6,848	22,667
RTI Surgical, Inc. (B)	8,023	33,456
SeaSpine Holdings Corp. (B)	1,739	34,189
Senseonics Holdings, Inc. (B)	10,622	36,115
Shandong Weigao Group Medical
Polymer Company, Ltd., H Shares	260,500	245,594
Siemens Healthineers AG (A)(B)	19,659	853,472
Sientra, Inc. (B)	2,823	47,991
Smith & Nephew PLC	135,164	2,466,812
Sonova Holding AG	8,004	1,296,452
STAAR Surgical Company (B)	5,281	200,731
STERIS PLC	22,845	2,720,383
Straumann Holding AG	1,487	912,092
Stryker Corp.	44,636	7,831,833
Surmodics, Inc. (B)	1,572	95,247
Sysmex Corp.	26,100	1,395,450
Tactile Systems Technology, Inc. (B)	2,103	118,273
Tandem Diabetes Care, Inc. (B)	6,111	225,007
Teleflex, Inc.	12,374	3,408,047
Terumo Corp.	47,473	2,799,365
The Cooper Companies, Inc.	7,067	1,970,492
Top Glove Corp. BHD	34,500	49,378
TransEnterix, Inc. (B)(C)	19,380	60,272
Utah Medical Products, Inc.	453	42,985
Varex Imaging Corp. (B)	4,647	122,448
Varian Medical Systems, Inc. (B)	13,175	1,625,663
ViewRay, Inc. (B)(C)	7,368	49,439
West Pharmaceutical Services, Inc.	19,869	2,176,848
William Demant Holding A/S (B)	20,083	587,196
Wright Medical Group NV (B)	14,930	417,443
Zimmer Biomet Holdings, Inc.	29,278	3,426,112
		175,648,224
Health care providers and services – 2.0%
Acadia Healthcare Company, Inc. (B)	23,851	810,218
Addus HomeCare Corp. (B)	1,134	84,165
Alfresa Holdings Corp.	29,400	782,831
Amedisys, Inc. (B)	3,200	436,000
American Renal Associates
Holdings, Inc. (B)	1,702	28,236
AmerisourceBergen Corp.	23,030	2,047,367
AMN Healthcare Services, Inc. (B)	5,635	358,950
Anthem, Inc.	37,436	10,859,061
Bangkok Dusit Medical Services PCL	278,200	226,700
Bangkok Dusit Medical Services PCL,
Foreign Quota Shares	207,012	168,690
BioScrip, Inc. (B)	17,294	68,311
BioTelemetry, Inc. (B)	3,915	277,730
Brookdale Senior Living, Inc. (B)	22,824	195,145
Bumrungrad Hospital PCL	19,200	111,050
Bumrungrad Hospital PCL, Foreign
Quota Shares	25,400	146,910
Capital Senior Living Corp. (B)	3,421	30,789
Cardinal Health, Inc.	44,466	2,438,071
Celltrion Healthcare Company, Ltd. (B)	4,510	317,922
Centene Corp. (B)	29,573	4,206,759
Chemed Corp.	4,347	1,377,043
Cigna Corp.	35,047	7,828,799
Civitas Solutions, Inc. (B)	2,223	30,855
Community Health Systems, Inc. (B)(C)	11,571	54,962
CorVel Corp. (B)	1,102	76,809
Cross Country Healthcare, Inc. (B)	4,730	42,901
CVS Health Corp.	186,038	14,920,239
DaVita, Inc. (B)	18,348	1,212,069
Diplomat Pharmacy, Inc. (B)	6,841	105,899
Encompass Health Corp.	26,712	2,009,010
Express Scripts Holding Company (B)	81,028	8,221,911
Fresenius Medical Care AG &
Company KGaA	28,627	2,334,490
Fresenius SE & Company KGaA	55,240	3,139,772
HCA Healthcare, Inc.	38,863	5,595,883
HealthEquity, Inc. (B)	21,105	1,871,802
Healthscope, Ltd.	294,517	487,686
Henry Schein, Inc. (B)	22,079	1,969,447
Humana, Inc.	19,842	6,537,344
IHH Healthcare BHD	63,009	80,957
Laboratory Corp. of America
Holdings (B)	14,695	2,140,180
LHC Group, Inc. (B)	3,529	370,086
Life Healthcare Group Holdings, Ltd.	240,822	451,953
Magellan Health, Inc. (B)	2,963	161,543
McKesson Corp.	28,799	3,585,476
Mediclinic International PLC	57,718	260,788
Medipal Holdings Corp.	26,700	612,570
MEDNAX, Inc. (B)	25,254	1,015,211
Molina Healthcare, Inc. (B)	16,688	2,331,480
National HealthCare Corp.	1,446	120,669
National Research Corp.	1,414	56,376
Netcare, Ltd.	212,049	393,332
NMC Health PLC	16,142	681,273
Odontoprev SA	26,800	96,351
Owens & Minor, Inc.	7,499	57,217
Patterson Companies, Inc.	32,165	816,026
PetIQ, Inc. (B)	1,403	43,774
Quest Diagnostics, Inc.	19,676	1,742,703
R1 RCM, Inc. (B)	12,311	112,769
RadNet, Inc. (B)	4,825	62,194
Ramsay Health Care, Ltd.	23,934	950,301
Ryman Healthcare, Ltd.	42,162	336,243
Select Medical Holdings Corp. (B)	13,060	253,103
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	111,800	276,740
Sinopharm Group Company, Ltd.,
H Shares	153,600	757,840
Sonic Healthcare, Ltd.	68,002	1,137,091
Surgery Partners, Inc. (B)	2,439	35,000
Suzuken Company, Ltd.	11,100	597,734
Tenet Healthcare Corp. (B)	32,460	846,232
The Ensign Group, Inc.	5,934	269,226
The Providence Service Corp. (B)	1,355	95,948
Tivity Health, Inc. (B)	4,848	198,574
Triple-S Management Corp., Class B (B)	2,746	52,394
UnitedHealth Group, Inc.	138,572	38,988,618
Universal Health Services, Inc., Class B	12,395	1,710,386
US Physical Therapy, Inc.	1,491	177,414
WellCare Health Plans, Inc. (B)	7,223	1,840,998
		145,128,596

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care technology – 0.1%
Alibaba Health Information
Technology, Ltd. (B)	445,400	$400,990
Allscripts Healthcare Solutions, Inc. (B)	68,174	696,057
Castlight Health, Inc., B Shares (B)	11,220	29,284
Cerner Corp. (B)	47,419	2,746,034
Computer Programs & Systems, Inc.	1,555	41,487
Evolent Health, Inc., Class A (B)(C)	8,213	211,074
HealthStream, Inc.	3,123	76,951
HMS Holdings Corp. (B)	9,953	355,720
Inovalon Holdings, Inc., Class A (B)(C)	8,517	113,276
Inspire Medical Systems, Inc. (B)	1,001	45,986
M3, Inc.	65,900	1,071,091
Medidata Solutions, Inc. (B)	23,060	1,780,463
NextGen Healthcare, Inc. (B)	6,423	112,724
Omnicell, Inc. (B)	4,653	359,351
Simulations Plus, Inc.	1,528	30,285
Tabula Rasa HealthCare, Inc. (B)	2,098	158,357
Teladoc Health, Inc. (B)	8,024	501,099
Vocera Communications, Inc. (B)	3,617	143,740
		8,873,969
Life sciences tools and services – 0.7%
Accelerate Diagnostics, Inc. (B)(C)	3,280	48,446
Agilent Technologies, Inc.	43,648	3,157,933
Bio-Rad Laboratories, Inc., Class A (B)	5,413	1,485,652
Bio-Techne Corp.	10,195	1,645,677
Cambrex Corp. (B)	3,983	190,507
Charles River Laboratories
International, Inc. (B)	12,978	1,750,083
Codexis, Inc. (B)	6,110	133,931
Enzo Biochem, Inc. (B)	6,371	19,623
Eurofins Scientific SE	2,062	896,955
Fluidigm Corp. (B)	3,656	29,979
Genscript Biotech Corp. (B)	102,000	178,828
Harvard Bioscience, Inc. (B)	4,907	19,383
Illumina, Inc. (B)	20,153	6,801,638
IQVIA Holdings, Inc. (B)	22,231	2,780,431
Lonza Group AG (B)	10,787	3,498,839
Luminex Corp.	4,970	145,969
Medpace Holdings, Inc. (B)	2,634	163,071
Mettler-Toledo International, Inc. (B)	3,446	2,193,930
NanoString Technologies, Inc. (B)	3,248	56,093
NeoGenomics, Inc. (B)	7,708	126,411
Pacific Biosciences of
California, Inc. (B)	15,171	118,637
PerkinElmer, Inc.	15,223	1,325,314
PRA Health Sciences, Inc. (B)	15,653	1,827,331
QIAGEN NV (B)	29,911	1,058,499
Quanterix Corp. (B)	1,208	22,638
Samsung Biologics
Company, Ltd. (A)(B)(D)	1,850	469,246
Syneos Health, Inc. (B)	23,849	1,233,470
Thermo Fisher Scientific, Inc.	55,167	13,766,925
Waters Corp. (B)	10,536	2,092,239
Wuxi Biologics Cayman, Inc. (A)(B)	63,500	535,905
		47,773,583
Pharmaceuticals – 5.3%
Aclaris Therapeutics, Inc. (B)	3,606	33,608
Aerie Pharmaceuticals, Inc. (B)	4,287	171,008
Akcea Therapeutics, Inc. (B)	1,618	54,834
Akorn, Inc. (B)	11,594	79,535
Allergan PLC	52,279	8,186,891
Amneal Pharmaceuticals, Inc. (B)	10,578	187,336
Amphastar Pharmaceuticals, Inc. (B)	4,448	96,611
ANI Pharmaceuticals, Inc. (B)	1,034	57,480
Aratana Therapeutics, Inc. (B)	6,120	39,780
Aspen Pharmacare Holdings, Ltd.	70,806	751,934
Assembly Biosciences, Inc. (B)	2,632	67,853
Assertio Therapeutics, Inc. (B)	7,536	37,567
Astellas Pharma, Inc.	294,300	4,535,099
AstraZeneca PLC	196,970	15,337,883
Aurora Cannabis, Inc. (B)(C)	101,321	579,565
Bausch Health Companies, Inc. (B)	48,833	1,186,782
Bayer AG	123,907	9,092,378
Bristol-Myers Squibb Company	267,356	14,292,852
Canopy Growth Corp. (B)	31,236	1,061,457
Catalent, Inc. (B)	39,144	1,552,060
Celltrion Pharm, Inc. (B)	1,967	116,846
China Medical System Holdings, Ltd.	179,000	195,848
China Resources Pharmaceutical
Group, Ltd. (A)	200,000	294,850
China Traditional Chinese Medicine
Holdings Company, Ltd.	296,000	197,539
Chugai Pharmaceutical Company, Ltd.	35,000	2,398,054
Clearside Biomedical, Inc. (B)	3,813	5,605
Collegium Pharmaceutical, Inc. (B)(C)	3,644	69,928
Corcept Therapeutics, Inc. (B)(C)	11,947	166,422
Corium International, Inc. (B)(D)	3,584	645
CSPC Pharmaceutical Group, Ltd.	605,300	1,230,994
Cymabay Therapeutics, Inc. (B)	7,319	65,359
Daiichi Sankyo Company, Ltd.	88,800	3,265,785
Dermira, Inc. (B)	4,577	53,139
Dova Pharmaceuticals, Inc. (B)(C)	1,525	22,723
Durect Corp. (B)	20,748	18,441
Eisai Company, Ltd.	39,454	3,633,135
Eli Lilly & Company	156,603	18,579,380
Eloxx Pharmaceuticals, Inc. (B)	2,775	43,207
Endo International PLC (B)	26,916	323,799
Endocyte, Inc. (B)	7,797	184,243
GlaxoSmithKline PLC	771,234	15,987,625
H Lundbeck A/S	13,929	572,531
Hanmi Pharm Company, Ltd.	808	320,023
Hanmi Science Company, Ltd.	1,674	111,256
Hisamitsu Pharmaceutical Company, Inc.	9,000	575,904
Horizon Pharma PLC (B)	19,905	397,702
Hypera SA	36,779	305,260
Innoviva, Inc. (B)	8,453	154,352
Intersect ENT, Inc. (B)	3,652	109,597
Intra-Cellular Therapies, Inc. (B)	5,509	79,605
Ipsen SA	6,809	877,533
Johnson & Johnson	439,135	64,508,932
Kalbe Farma Tbk PT	448,910	47,928
Kyowa Hakko Kirin Company, Ltd.	40,628	835,322
Luye Pharma Group, Ltd. (A)	148,000	118,759
Mallinckrodt PLC (B)	32,370	770,082
Marinus Pharmaceuticals, Inc. (B)	5,065	23,654
Merck & Company, Inc.	435,614	34,561,615
Merck KGaA	17,151	1,898,581
Mitsubishi Tanabe Pharma Corp.	39,500	607,450
Mylan NV (B)	84,707	2,868,179
MyoKardia, Inc. (B)	4,110	255,108
Nektar Therapeutics (B)	27,940	1,128,497
Novartis AG	314,249	28,691,381
Novo Nordisk A/S, B Shares	363,725	16,917,368
Ocular Therapeutix, Inc. (B)	4,723	31,455
Omeros Corp. (B)(C)	5,620	78,399
Ono Pharmaceutical Company, Ltd.	59,400	1,438,794
Optinose, Inc. (B)(C)	2,678	21,076
Orion OYJ, Class B	16,554	554,079
Otsuka Holdings Company, Ltd.	61,100	2,986,507
Pacira Pharmaceuticals, Inc. (B)	4,837	233,772

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Paratek Pharmaceuticals, Inc. (B)(C)	4,487	$33,967
Perrigo Company PLC	20,435	1,272,692
Pfizer, Inc.	960,201	44,390,092
Phibro Animal Health Corp., Class A	2,457	83,292
Prestige Consumer Healthcare, Inc. (B)	20,261	786,532
Reata Pharmaceuticals, Inc., Class A (B)	2,269	143,287
Recordati SpA	5,254	169,374
Revance Therapeutics, Inc. (B)	4,092	83,640
Richter Gedeon NYRT	21,956	432,533
Roche Holding AG	101,819	26,430,577
Sanofi	203,283	18,429,698
Santen Pharmaceutical Company, Ltd.	57,300	984,372
Shanghai Fosun Pharmaceutical Group
Company, Ltd., H Shares	71,800	249,264
Shionogi & Company, Ltd.	43,063	2,856,096
Sienna Biopharmaceuticals, Inc. (B)(C)	2,475	25,022
SIGA Technologies, Inc. (B)	6,819	42,551
Sihuan Pharmaceutical Holdings
Group, Ltd.	496,800	110,896
Sino Biopharmaceutical, Ltd.	900,750	827,081
SSY Group, Ltd.	196,000	202,110
Sumitomo Dainippon Pharma
Company, Ltd.	25,000	817,628
Supernus Pharmaceuticals, Inc. (B)	5,902	279,873
Taisho Pharmaceutical Holdings
Company, Ltd.	5,600	648,770
Takeda Pharmaceutical
Company, Ltd. (C)	112,092	4,219,765
Teligent, Inc. (B)(C)	6,020	12,401
Teva Pharmaceutical Industries, Ltd. (B)	6,100	131,183
Teva Pharmaceutical Industries, Ltd.,
ADR (B)	133,036	2,865,595
The Medicines Company (B)	8,355	184,896
TherapeuticsMD, Inc. (B)(C)	22,412	112,732
Theravance Biopharma, Inc. (B)(C)	5,296	146,223
Tong Ren Tang Technologies
Company, Ltd., H Shares	70,000	100,403
Tricida, Inc. (B)	1,503	44,865
UCB SA	21,745	1,832,543
Vifor Pharma AG	6,590	813,668
WaVe Life Sciences, Ltd. (B)	2,156	103,165
Xeris Pharmaceuticals, Inc. (B)	921	19,166
Yuhan Corp.	1,109	225,278
Zoetis, Inc.	79,003	7,416,012
Zogenix, Inc. (B)	5,073	208,450
		384,072,473
		898,755,280
Industrials – 11.1%
Aerospace and defense – 1.8%
AAR Corp.	3,851	168,250
Aerojet Rocketdyne Holdings, Inc. (B)	8,393	295,518
Aerovironment, Inc. (B)	2,544	194,870
Airbus SE	105,252	11,287,669
Arconic, Inc.	68,352	1,468,201
Aselsan Elektronik Sanayi Ve Ticaret AS	52,133	267,049
Astronics Corp. (B)	2,566	83,292
Astronics Corp., Class B (B)	366	11,719
AviChina Industry & Technology
Company, Ltd., H Shares	264,300	186,306
Axon Enterprise, Inc. (B)	6,878	298,987
BAE Systems PLC	495,696	3,116,121
Bombardier, Inc., Class B (B)	330,630	552,439
CAE, Inc.	43,410	881,498
Cubic Corp.	3,030	185,406
Curtiss-Wright Corp.	11,883	1,311,883
Dassault Aviation SA	444	678,863
Ducommun, Inc. (B)	1,349	52,921
Elbit Systems, Ltd.	3,370	413,928
Embraer SA	69,908	394,220
Engility Holdings, Inc. (B)	2,215	69,263
Esterline Technologies Corp. (B)	10,287	1,221,376
General Dynamics Corp.	44,169	8,166,406
Harris Corp.	19,021	2,719,052
Huntington Ingalls Industries, Inc.	7,200	1,551,600
Korea Aerospace Industries, Ltd. (B)	9,450	268,291
Kratos Defense & Security
Solutions, Inc. (B)	10,744	142,895
L3 Technologies, Inc.	12,938	2,371,406
Leonardo SpA	20,828	205,988
Lockheed Martin Corp.	39,458	11,854,367
Maxar Technologies, Ltd. (C)	6,828	113,072
Meggitt PLC	119,758	793,955
Mercury Systems, Inc. (B)	5,653	292,882
Moog, Inc., Class A	3,839	335,721
MTU Aero Engines AG	6,864	1,432,939
National Presto Industries, Inc. (C)	585	75,161
Northrop Grumman Corp.	27,734	7,207,512
Raytheon Company	45,564	7,989,192
Rolls Royce Holdings PLC, C Shares
Entitlement (B)	13,072,418	16,658
Rolls-Royce Holdings PLC (B)	259,957	2,821,603
Safran SA	60,276	7,544,664
Singapore Technologies
Engineering, Ltd.	94,900	246,268
Teledyne Technologies, Inc. (B)	9,703	2,179,100
Thales SA	19,122	2,346,851
The Boeing Company	84,249	29,214,183
The KeyW Holding Corp. (B)	6,256	61,121
TransDigm Group, Inc. (B)	7,858	2,842,003
Triumph Group, Inc.	5,997	100,810
United Technologies Corp.	127,747	15,564,719
Vectrus, Inc. (B)	1,481	35,885
Wesco Aircraft Holdings, Inc. (B)	6,573	62,575
		131,696,658
Air freight and logistics – 0.6%
Air Transport Services Group, Inc. (B)	7,114	131,822
Atlas Air Worldwide Holdings, Inc. (B)	2,821	150,218
Bollore SA	158,368	694,945
C.H. Robinson Worldwide, Inc.	30,653	2,830,191
Deutsche Post AG	131,173	4,192,676
Echo Global Logistics, Inc. (B)	3,398	86,207
Expeditors International of
Washington, Inc.	38,672	2,942,552
FedEx Corp.	53,788	12,317,452
Forward Air Corp.	3,510	229,133
Hub Group, Inc., Class A (B)	3,941	175,138
Hyundai Glovis Company, Ltd.	2,438	269,302
Radiant Logistics, Inc. (B)	5,419	29,479
Royal Mail PLC	139,954	572,577
SG Holdings Company, Ltd.	14,800	363,273
Sinotrans, Ltd., H Shares	267,000	107,423
United Parcel Service, Inc., Class B	153,596	17,708,083
Yamato Holdings Company, Ltd.	48,200	1,275,525
		44,075,996
Airlines – 0.5%
Air China, Ltd., H Shares	238,566	232,697
AirAsia Group BHD	46,746	34,499
Alaska Air Group, Inc.	27,281	1,998,606
Allegiant Travel Company	1,563	210,083
American Airlines Group, Inc.	90,887	3,650,022

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
ANA Holdings, Inc.	18,000	$643,099
China Airlines, Ltd.	288,000	103,108
China Eastern Airlines Corp., Ltd.,
H Shares	184,000	115,183
China Southern Airlines Company, Ltd.,
H Shares	242,800	166,271
Delta Air Lines, Inc.	139,270	8,455,082
Deutsche Lufthansa AG	31,553	771,947
easyJet PLC	24,719	351,581
Eva Airways Corp.	227,185	119,023
Hawaiian Holdings, Inc.	6,097	244,734
International Consolidated Airlines
Group SA (C)	24,518	196,574
Japan Airlines Company, Ltd.	18,000	649,946
JetBlue Airways Corp. (B)	84,529	1,650,006
Korean Air Lines Company, Ltd.	6,191	176,648
Latam Airlines Group SA	47,470	485,428
Ryanair Holdings PLC, ADR (B)	4,006	329,814
Singapore Airlines, Ltd.	34,440	239,410
SkyWest, Inc.	6,148	354,617
Southwest Airlines Company	114,176	6,235,151
Spirit Airlines, Inc. (B)	8,229	527,643
Turk Hava Yollari AO (B)	84,472	275,448
United Continental Holdings, Inc. (B)	50,731	4,905,688
		33,122,308
Building products – 0.4%
AAON, Inc.	4,976	188,839
Advanced Drainage Systems, Inc.	4,266	116,334
AGC, Inc.	29,184	991,718
Allegion PLC	14,070	1,288,671
American Woodmark Corp. (B)	1,719	114,984
AO Smith Corp.	21,971	1,040,986
Apogee Enterprises, Inc.	3,375	123,019
Armstrong Flooring, Inc. (B)	2,886	45,137
Assa Abloy AB, B Shares	163,062	3,035,990
Builders FirstSource, Inc. (B)	13,723	185,672
Caesarstone, Ltd. (C)	3,010	47,107
Cie de Saint-Gobain	90,279	3,355,393
Continental Building Products, Inc. (B)	4,362	124,666
CSW Industrials, Inc. (B)	1,888	100,007
Daikin Industries, Ltd.	39,000	4,348,695
Fortune Brands Home & Security, Inc.	21,597	945,949
Geberit AG	5,315	2,071,994
Gibraltar Industries, Inc. (B)	3,821	138,167
Griffon Corp.	4,268	51,899
Insteel Industries, Inc.	2,255	62,103
JELD-WEN Holding, Inc. (B)	8,378	159,685
Johnson Controls International PLC	137,871	4,795,153
KCC Corp.	766	190,831
Lennox International, Inc.	9,789	2,211,433
LIXIL Group Corp.	42,100	545,627
Masco Corp.	46,450	1,472,001
Masonite International Corp. (B)	3,278	175,930
NCI Building Systems, Inc. (B)	5,169	58,668
Patrick Industries, Inc. (B)	2,875	114,195
PGT Innovations, Inc. (B)	5,934	114,348
Quanex Building Products Corp.	4,367	68,955
Resideo Technologies, Inc. (B)	36,110	744,949
Simpson Manufacturing Company, Inc.	4,939	288,932
TOTO, Ltd.	22,300	864,296
Trex Company, Inc. (B)	7,073	450,762
Universal Forest Products, Inc.	7,190	198,875
		30,831,970
Commercial services and supplies – 0.4%
ABM Industries, Inc.	7,936	251,412
ACCO Brands Corp.	12,523	101,687
Advanced Disposal Services, Inc. (B)	8,580	231,231
Babcock International Group PLC	39,495	286,841
Brady Corp., Class A	5,613	244,502
Brambles, Ltd.	269,490	2,031,031
BrightView Holdings, Inc. (B)	3,087	38,896
Casella Waste Systems, Inc., Class A (B)	4,813	157,144
CECO Environmental Corp. (B)	4,063	33,764
China Everbright International, Ltd.	437,300	383,669
Cimpress NV (B)	2,611	315,043
Cintas Corp.	4,973	931,841
Clean Harbors, Inc. (B)	13,791	889,933
Copart, Inc. (B)	11,696	598,601
Country Garden Services Holdings
Company, Ltd. (B)	130,000	217,138
Covanta Holding Corp.	14,020	232,171
Dai Nippon Printing Company, Ltd.	37,700	872,599
Deluxe Corp.	18,537	933,338
Edenred	42,308	1,616,821
Ennis, Inc.	3,257	63,609
Essendant, Inc.	4,701	59,421
G4S PLC	239,763	594,046
Greentown Service Group Company, Ltd.	124,000	107,232
Healthcare Services Group, Inc. (C)	28,822	1,360,398
Heritage-Crystal Clean, Inc. (B)	1,970	55,180
Herman Miller, Inc.	23,213	785,992
HNI Corp.	17,044	657,046
Interface, Inc.	7,123	115,393
ISS A/S	33,057	1,073,617
KEPCO Plant Service & Engineering
Company, Ltd.	2,995	82,554
Kimball International, Inc., Class B	4,644	70,867
Knoll, Inc.	5,852	113,353
LSC Communications, Inc.	4,321	43,296
Matthews International Corp., Class A	3,782	159,336
McGrath RentCorp	2,876	153,665
Mobile Mini, Inc.	5,361	216,692
MSA Safety, Inc.	13,497	1,471,038
Multi-Color Corp.	1,692	75,125
Park24 Company, Ltd.	17,800	481,067
PICO Holdings, Inc. (B)	3,073	29,962
Pitney Bowes, Inc.	73,591	621,108
Quad/Graphics, Inc.	3,834	62,801
Republic Services, Inc.	12,365	956,309
Rollins, Inc.	5,787	367,822
RR Donnelley & Sons Company	9,544	60,414
S-1 Corp.	2,170	186,581
Secom Company, Ltd.	32,794	2,777,208
Securitas AB, B Shares	50,466	851,809
Societe BIC SA	4,559	489,051
Sohgo Security Services Company, Ltd.	11,100	523,293
SP Plus Corp. (B)	2,758	83,595
Steelcase, Inc., Class A	10,234	165,791
Stericycle, Inc. (B)	28,055	1,348,604
Team, Inc. (B)(C)	3,616	60,423
Tetra Tech, Inc.	6,596	402,092
The Brink’s Company	19,774	1,400,395
Toppan Printing Company, Ltd.	38,500	620,015
UniFirst Corp.	1,801	278,092
US Ecology, Inc.	2,636	183,650
Viad Corp.	2,404	121,041
VSE Corp.	1,179	34,344
Waste Management, Inc.	22,380	2,098,125
		31,829,114

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction and engineering – 0.5%
ACS Actividades de Construccion y
Servicios SA	9,887	$380,059
AECOM (B)	43,442	1,397,095
Aegion Corp. (B)	3,932	75,101
Ameresco, Inc., Class A (B)	2,562	40,275
Argan, Inc.	1,798	78,159
Bouygues SA	39,715	1,528,593
China Communications
Construction Company, Ltd., H Shares	571,265	557,751
China Railway Construction Corp., Ltd.,
H Shares	253,300	325,366
China Railway Group, Ltd., H Shares	486,900	448,681
China State Construction International
Holdings, Ltd.	264,100	231,105
CIMIC Group, Ltd.	16,479	490,919
Comfort Systems USA, Inc.	4,359	229,545
Daelim Industrial Company, Ltd.	3,600	304,632
Daewoo Engineering & Construction
Company, Ltd. (B)	22,358	99,268
Dycom Industries, Inc. (B)	12,038	797,638
Eiffage SA	14,276	1,359,666
EMCOR Group, Inc.	22,537	1,642,046
Ferrovial SA	18,355	378,482
Fluor Corp.	22,714	929,684
Gamuda BHD	57,700	32,623
Granite Construction, Inc.	17,615	891,847
Great Lakes Dredge & Dock Corp. (B)	7,962	58,998
GS Engineering & Construction Corp.	6,574	256,086
HC2 Holdings, Inc. (B)	5,933	18,748
HDC Hyundai Development
Co-Engineering & Construction (B)	3,487	130,887
HOCHTIEF AG	2,751	392,176
Hyundai Engineering & Construction
Company, Ltd.	10,014	491,665
IJM Corp. BHD	82,100	32,054
Infrastructure and Energy
Alternatives, Inc. (B)	2,484	21,660
Jacobs Engineering Group, Inc.	19,237	1,263,294
JGC Corp.	32,400	473,721
Kajima Corp.	70,900	982,545
KBR, Inc.	54,794	1,017,525
MasTec, Inc. (B)	25,575	1,153,177
Metallurgical Corp. of China, Ltd.,
H Shares	370,000	94,468
MYR Group, Inc. (B)	1,984	62,099
Northwest Pipe Company (B)	1,417	33,427
NV5 Global, Inc. (B)	1,131	83,004
Obayashi Corp.	102,200	1,021,086
Orion Group Holdings, Inc. (B)	4,022	17,536
Primoris Services Corp.	5,006	120,895
Quanta Services, Inc. (B)	24,046	844,015
Samsung Engineering Company, Ltd. (B)	20,196	351,668
Shimizu Corp.	86,900	744,351
Sinopec Engineering Group
Company, Ltd., H Shares	166,500	154,768
Skanska AB, B Shares	55,361	872,254
SNC-Lavalin Group, Inc.	28,088	1,025,302
Sterling Construction Company, Inc. (B)	3,502	45,071
Taisei Corp.	33,500	1,474,645
Tutor Perini Corp. (B)	4,624	86,053
Valmont Industries, Inc.	6,054	790,289
Vinci SA	91,580	7,991,252
Waskita Karya Persero Tbk PT	116,400	12,753
Willscot Corp. (B)	4,376	60,301
WSP Global, Inc.	16,704	822,471
		35,218,779
Electrical equipment – 0.8%
ABB, Ltd.	267,182	5,417,071
Acuity Brands, Inc.	10,857	1,411,627
Allied Motion Technologies, Inc.	945	44,708
AMETEK, Inc.	35,008	2,570,637
Atkore International Group, Inc. (B)	4,715	96,280
AZZ, Inc.	3,133	149,569
Doosan Heavy Industries & Construction
Company, Ltd. (B)	8,426	85,963
Eaton Corp. PLC	65,475	5,037,647
Emerson Electric Company	94,678	6,392,659
Encore Wire Corp.	2,510	125,400
Energous Corp. (B)(C)	3,206	26,193
EnerSys	16,374	1,430,596
Enphase Energy, Inc. (B)(C)	10,612	57,305
Fuji Electric Company, Ltd.	18,800	592,730
Fullshare Holdings, Ltd. (B)(C)	888,100	336,800
Generac Holdings, Inc. (B)	7,230	411,532
Hubbell, Inc.	14,799	1,630,258
Legrand SA	47,922	2,939,607
Mabuchi Motor Company, Ltd.	7,500	262,030
Melrose Industries PLC	754,576	1,704,534
Mitsubishi Electric Corp.	286,718	3,795,814
Neoplux Company, Ltd. (B)	255	1,297
Nidec Corp.	35,000	4,683,673
nVent Electric PLC	44,021	1,101,405
OSRAM Licht AG	13,212	608,583
Plug Power, Inc. (B)(C)	27,040	47,320
Powell Industries, Inc.	1,228	37,540
Preformed Line Products Company	435	27,910
Prysmian SpA	12,374	226,900
Regal Beloit Corp.	11,741	917,911
Rockwell Automation, Inc.	18,534	3,231,218
Schneider Electric SE	97,304	7,092,547
Schneider Electric SE (Euronext
London Exchange)	1,474	107,689
Shanghai Electric Group Company, Ltd.,
H Shares	333,436	113,790
Siemens Gamesa Renewable Energy
SA (B)	8,924	126,179
Sunrun, Inc. (B)	11,549	169,193
Teco Electric & Machinery
Company, Ltd.	221,600	123,827
Thermon Group Holdings, Inc. (B)	4,000	90,360
TPI Composites, Inc. (B)	1,807	49,132
Vestas Wind Systems A/S	38,980	2,913,811
Vicor Corp. (B)	2,120	75,896
Vivint Solar, Inc. (B)	4,168	22,799
Xinjiang Goldwind Science &
Technology Company, Ltd., H Shares	83,000	82,573
Zhuzhou CRRC Times Electric
Company, Ltd., H Shares	70,200	377,902
		56,748,415
Industrial conglomerates – 1.3%
3M Company	90,785	18,876,017
Aboitiz Equity Ventures, Inc.	447,460	445,755
Alfa SAB de CV, Class A	780,500	781,890
Alliance Global Group, Inc. (B)	924,600	201,542
Carlisle Companies, Inc.	16,141	1,703,198
CITIC, Ltd.	749,633	1,206,744
CJ Corp.	1,930	225,188
CK Hutchison Holdings, Ltd.	405,472	4,253,119
DCC PLC	15,167	1,145,974

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
DMCI Holdings, Inc.	893,800	$210,665
Far Eastern New Century Corp.	363,133	336,651
Fosun International, Ltd.	335,900	537,792
General Electric Company	1,347,519	10,106,393
Grupo Carso SAB de CV, Series A1	117,700	376,224
HAP Seng Consolidated BHD	12,500	29,451
Honeywell International, Inc.	115,544	16,956,082
Jardine Matheson Holdings, Ltd.	33,032	2,185,312
Jardine Strategic Holdings, Ltd.	33,100	1,277,649
JG Summit Holdings, Inc.	651,660	598,622
Keihan Holdings Company, Ltd.	14,600	610,068
Keppel Corp., Ltd.	90,931	403,576
KOC Holding AS	115,707	340,526
LG Corp.	12,271	791,767
Lotte Corp. (B)	3,813	188,454
NWS Holdings, Ltd.	231,230	487,508
Raven Industries, Inc.	4,302	173,586
Roper Technologies, Inc.	15,989	4,758,167
Samsung C&T Corp.	9,778	895,986
Seibu Holdings, Inc.	34,500	638,255
Sembcorp Industries, Ltd.	60,200	115,074
Shanghai Industrial Holdings, Ltd.	61,170	133,830
Siemens AG	101,557	11,818,708
Sime Darby BHD	64,600	35,483
SK Holdings Company, Ltd.	4,073	1,025,662
SM Investments Corp.	54,215	941,989
Smiths Group PLC	61,225	1,089,677
The Bidvest Group, Ltd.	61,280	906,682
Toshiba Corp. (B)	102,000	3,165,147
Turkiye Sise ve Cam Fabrikalari AS	102,787	99,233
		90,073,646
Machinery – 1.9%
Actuant Corp., Class A	7,327	187,571
AGCO Corp.	17,957	1,071,674
Airtac International Group	13,000	138,014
Alamo Group, Inc.	1,174	97,219
Albany International Corp., Class A	3,428	248,050
Alfa Laval AB	47,742	1,029,983
Alstom SA	27,816	1,221,310
Altra Industrial Motion Corp.	7,196	227,034
Amada Holdings Company, Ltd.	53,400	581,882
American Railcar Industries, Inc.	923	64,859
ANDRITZ AG	12,164	587,411
Astec Industries, Inc.	2,816	100,447
Atlas Copco AB, A Shares	109,476	2,693,775
Atlas Copco AB, B Shares	63,860	1,449,375
Barnes Group, Inc.	5,681	341,144
Blue Bird Corp. (B)(C)	1,874	35,850
Briggs & Stratton Corp.	5,019	74,883
Caterpillar, Inc.	86,357	11,716,054
Chart Industries, Inc. (B)	3,681	233,964
China Conch Venture Holdings, Ltd.	209,600	651,579
China International Marine Containers
Group Company, Ltd., H Shares	56,400	60,775
CIRCOR International, Inc. (B)	1,986	65,737
CNH Industrial NV	52,766	517,104
Columbus McKinnon Corp.	2,769	96,361
Commercial Vehicle Group, Inc. (B)	4,139	28,890
Crane Company	13,688	1,182,233
CRRC Corp., Ltd., H Shares	531,700	498,033
Cummins, Inc.	21,912	3,310,027
Daifuku Company, Ltd.	15,900	817,466
Deere & Company	46,783	7,245,751
DMC Global, Inc.	1,737	63,227
Donaldson Company, Inc.	34,849	1,952,938
Doosan Bobcat, Inc.	5,809	170,479
Douglas Dynamics, Inc.	2,705	100,815
Dover Corp.	21,447	1,820,636
Energy Recovery, Inc. (B)(C)	4,719	38,554
EnPro Industries, Inc.	2,472	173,979
Epiroc AB, Class A (B)	109,216	894,845
Epiroc AB, Class B (B)	64,255	516,548
ESCO Technologies, Inc.	3,044	213,932
Evoqua Water Technologies Corp. (B)	9,209	84,170
FANUC Corp.	30,400	5,228,552
Federal Signal Corp.	7,073	165,933
Flowserve Corp.	19,190	930,907
Fortive Corp.	44,667	3,397,819
Franklin Electric Company, Inc.	5,610	253,853
FreightCar America, Inc. (B)	1,832	17,477
GEA Group AG	23,014	623,471
Global Brass & Copper Holdings, Inc.	2,598	84,097
Graco, Inc.	45,163	1,989,430
Graham Corp.	1,455	36,259
Haitian International Holdings, Ltd.	82,700	177,975
Harsco Corp. (B)	9,698	259,422
Hillenbrand, Inc.	7,424	328,957
Hino Motors, Ltd.	40,600	415,615
Hitachi Construction Machinery
Company, Ltd.	17,000	472,988
Hiwin Technologies Corp.	26,145	205,907
Hoshizaki Corp.	8,400	651,149
Hurco Companies, Inc.	870	33,243
Hyster-Yale Materials Handling, Inc.	1,310	85,766
Hyundai Heavy Industries
Company, Ltd. (B)	4,872	575,537
Hyundai Heavy Industries Holdings
Company, Ltd. (B)	1,261	445,525
IDEX Corp.	20,718	2,846,653
IHI Corp.	22,900	698,922
Illinois Tool Works, Inc.	44,873	6,239,591
Ingersoll-Rand PLC	35,728	3,698,563
ITT, Inc.	23,669	1,312,446
John Bean Technologies Corp.	3,743	308,947
JTEKT Corp.	32,700	417,074
Kadant, Inc.	1,290	117,493
Kawasaki Heavy Industries, Ltd.	22,400	522,338
Kennametal, Inc.	31,779	1,328,998
KION Group AG	9,420	533,073
Komatsu, Ltd.	144,900	3,935,795
Kone OYJ, B Shares	53,612	2,659,299
Kubota Corp.	154,700	2,647,094
Kurita Water Industries, Ltd.	15,289	410,990
LB Foster Company, Class A (B)	1,333	25,794
Lincoln Electric Holdings, Inc.	17,609	1,513,494
Lindsay Corp.	1,286	130,092
Lydall, Inc. (B)	2,094	46,340
Makita Corp.	35,100	1,382,376
Meritor, Inc. (B)	9,952	164,208
Metso OYJ	16,569	474,213
Milacron Holdings Corp. (B)	8,255	117,634
Miller Industries, Inc.	1,452	40,743
MINEBEA MITSUMI, Inc.	60,500	987,496
MISUMI Group, Inc.	44,400	1,012,143
Mitsubishi Heavy Industries, Ltd.	47,440	1,805,880
Mueller Industries, Inc.	6,849	163,143
Mueller Water Products, Inc., Class A	18,625	196,121
Nabtesco Corp.	17,900	496,679
Navistar International Corp. (B)	5,933	190,093
NGK Insulators, Ltd.	41,200	612,465

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
NN, Inc.	3,537	$25,396
Nordson Corp.	14,140	1,702,597
NSK, Ltd.	57,100	538,185
Omega Flex, Inc.	380	21,052
Oshkosh Corp.	19,752	1,408,910
PACCAR, Inc.	51,413	3,198,917
Parker-Hannifin Corp.	19,358	3,330,350
Park-Ohio Holdings Corp.	1,219	43,957
Pentair PLC	23,810	1,016,687
Proto Labs, Inc. (B)	3,226	415,154
RBC Bearings, Inc. (B)	2,846	435,495
REV Group, Inc. (C)	3,929	47,934
Rexnord Corp. (B)	12,405	351,186
Samsung Heavy Industries
Company, Ltd. (B)	56,529	375,418
Sandvik AB	184,328	2,737,472
Schindler Holding AG	2,826	537,083
Schindler Holding AG,
Participation Certificates	5,931	1,189,676
Sinotruk Hong Kong, Ltd.	90,000	148,391
SKF AB, B Shares	62,118	982,964
SMC Corp.	8,996	3,072,451
Snap-on, Inc.	8,265	1,373,974
Spartan Motors, Inc.	4,243	34,156
SPX Corp. (B)	5,082	150,326
SPX FLOW, Inc. (B)	5,045	189,339
Standex International Corp.	1,518	120,985
Stanley Black & Decker, Inc.	22,291	2,916,777
Sumitomo Heavy Industries, Ltd.	17,400	580,000
Sun Hydraulics Corp.	3,494	145,630
Tennant Company	2,108	126,164
Terex Corp.	17,524	579,343
The Gorman-Rupp Company	2,152	72,049
The Greenbrier Companies, Inc.	3,767	184,244
The Manitowoc Company, Inc. (B)	4,379	86,485
The Timken Company	18,750	752,813
The Toro Company	28,423	1,761,942
The Weir Group PLC	37,593	709,964
THK Company, Ltd.	19,200	442,514
Titan International, Inc.	6,773	44,092
TriMas Corp. (B)	5,516	160,129
Trinity Industries, Inc.	39,912	951,103
Twin Disc, Inc. (B)	1,285	22,423
Volvo AB, B Shares	255,941	3,571,241
Wabash National Corp.	6,736	104,677
Wabtec Corp. (C)	23,178	2,192,639
Wartsila OYJ ABP	70,228	1,145,794
Watts Water Technologies, Inc., Class A	3,264	240,753
WEG SA	88,298	406,997
Weichai Power Company, Ltd., H Shares	251,680	272,180
Woodward, Inc.	21,385	1,789,497
Xylem, Inc.	26,197	1,911,857
Yangzijiang Shipbuilding Holdings, Ltd.	154,500	140,708
		140,780,720
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	755	1,001,178
A.P. Moller - Maersk A/S, Series B	1,309	1,880,658
COSCO SHIPPING Development
Company, Ltd., H Shares (B)	524,000	59,194
COSCO SHIPPING Energy
Transportation Company, Ltd.,
H Shares	150,000	81,374
COSCO SHIPPING Holdings
Company, Ltd., H Shares (B)	333,500	136,216
Costamare, Inc.	5,979	31,689
Eagle Bulk Shipping, Inc. (B)	6,414	30,018
Evergreen Marine Corp. Taiwan, Ltd.	253,748	96,355
Kirby Corp. (B)	14,560	1,111,510
Kuehne + Nagel International AG	7,723	1,087,317
Matson, Inc.	5,077	199,780
MISC BHD	31,500	46,393
Mitsui OSK Lines, Ltd.	18,100	425,978
Nippon Yusen KK	24,000	408,034
Pan Ocean Company, Ltd. (B)	31,531	129,323
Scorpio Bulkers, Inc.	7,395	45,183
		6,770,200
Professional services – 0.6%
51job, Inc., ADR (B)	3,200	217,856
Acacia Research Corp. (B)	7,161	22,772
Adecco Group AG	23,666	1,174,004
ASGN, Inc. (B)	20,212	1,399,681
Barrett Business Services, Inc.	904	63,596
BG Staffing, Inc.	1,087	26,936
Bureau Veritas SA	47,332	1,047,806
CBIZ, Inc. (B)	6,094	128,522
CRA International, Inc.	993	48,409
Equifax, Inc.	6,902	708,628
Experian PLC	142,281	3,471,009
Exponent, Inc.	6,150	309,468
Forrester Research, Inc.	1,257	58,752
Franklin Covey Company (B)	1,424	33,735
FTI Consulting, Inc. (B)	4,511	316,898
GP Strategies Corp. (B)	1,912	25,315
Heidrick & Struggles International, Inc.	2,292	84,025
Huron Consulting Group, Inc. (B)	2,615	145,577
ICF International, Inc.	2,152	150,705
IHS Markit, Ltd. (B)	20,318	1,084,372
InnerWorkings, Inc. (B)	5,853	24,700
Insperity, Inc.	15,832	1,583,833
Intertek Group PLC	24,977	1,500,129
Kelly Services, Inc., Class A	3,749	85,927
Kforce, Inc.	2,785	88,257
Korn/Ferry International	6,888	337,305
ManpowerGroup, Inc.	17,534	1,423,410
Mistras Group, Inc. (B)	2,261	38,867
Navigant Consulting, Inc.	5,371	137,605
Nielsen Holdings PLC	20,279	550,980
Persol Holdings Company, Ltd.	27,700	520,121
Randstad NV	35,557	1,736,564
Recruit Holdings Company, Ltd.	172,600	4,762,190
RELX PLC	220,009	4,592,731
RELX PLC (Euronext
Amsterdam Exchange)	86,797	1,807,055
Resources Connection, Inc.	3,873	65,221
Robert Half International, Inc.	7,110	439,611
SEEK, Ltd.	56,298	763,910
SGS SA	764	1,812,455
Teleperformance	10,396	1,723,305
The Dun & Bradstreet Corp.	10,031	1,439,850
TriNet Group, Inc. (B)	5,223	239,788
TrueBlue, Inc. (B)	4,857	122,639
Verisk Analytics, Inc. (B)	9,409	1,160,318
WageWorks, Inc. (B)	4,788	159,584
Willdan Group, Inc. (B)	1,044	39,348
Wolters Kluwer NV	86,130	5,207,075
		42,880,844
Road and rail – 1.4%
ArcBest Corp.	3,115	125,410
Aurizon Holdings, Ltd.	336,811	1,040,048
Avis Budget Group, Inc. (B)	25,984	761,071

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
BTS Group Holdings PCL	186,300	$53,613
BTS Group Holdings PCL, Foreign
Quota Shares	511,500	147,199
Canadian National Railway Company	114,106	9,804,193
Canadian Pacific Railway, Ltd.	22,301	4,716,670
CAR, Inc. (B)	92,000	81,099
Central Japan Railway Company	22,588	4,651,163
CJ Logistics Corp. (B)	1,032	146,625
ComfortDelGro Corp., Ltd.	134,600	206,737
Covenant Transportation Group, Inc.,
Class A (B)	1,607	36,607
CSX Corp.	180,994	13,145,594
Daseke, Inc. (B)	5,639	22,669
DSV A/S	37,474	2,869,952
East Japan Railway Company	48,300	4,394,106
Genesee & Wyoming, Inc., Class A (B)	16,058	1,337,310
Hankyu Hanshin Holdings, Inc.	35,700	1,213,583
Heartland Express, Inc.	5,739	119,084
Hertz Global Holdings, Inc. (B)	6,672	124,833
J.B. Hunt Transport Services, Inc.	19,365	2,059,661
Kansas City Southern	22,557	2,324,499
Keikyu Corp.	34,300	547,758
Keio Corp.	15,920	881,874
Keisei Electric Railway Company, Ltd.	20,035	650,075
Kintetsu Group Holdings Company, Ltd.	26,300	1,097,314
Knight-Swift Transportation
Holdings, Inc.	34,649	1,200,934
Kyushu Railway Company	24,800	820,684
Landstar System, Inc.	11,103	1,211,115
Localiza Rent a Car SA	52,896	368,421
Marten Transport, Ltd.	4,813	93,757
MTR Corp., Ltd.	224,868	1,168,799
Nagoya Railroad Company, Ltd.	27,700	694,641
Nippon Express Company, Ltd.	11,680	704,938
Norfolk Southern Corp.	61,927	10,573,416
Odakyu Electric Railway Company, Ltd.	45,600	1,023,228
Old Dominion Freight Line, Inc.	17,724	2,423,403
Rumo SA (B)	115,300	520,330
Ryder System, Inc.	14,346	811,553
Saia, Inc. (B)	3,063	184,730
Tobu Railway Company, Ltd.	29,500	845,991
Tokyu Corp.	77,793	1,355,739
U.S. Xpress Enterprises, Inc.,
Class A (B)	2,855	23,497
Union Pacific Corp.	163,738	25,179,630
Universal Logistics Holdings, Inc.	1,057	24,702
Werner Enterprises, Inc.	17,711	599,694
West Japan Railway Company	25,700	1,793,874
YRC Worldwide, Inc. (B)	4,546	25,730
		104,207,553
Trading companies and distributors – 0.6%
AerCap Holdings NV (B)	37,100	1,961,477
Aircastle, Ltd.	6,581	122,736
Applied Industrial Technologies, Inc.	4,531	295,557
Ashtead Group PLC	76,313	1,720,708
Beacon Roofing Supply, Inc. (B)	8,228	286,828
BlueLinx Holdings, Inc. (B)	1,212	32,845
BMC Stock Holdings, Inc. (B)	8,172	139,006
BOC Aviation, Ltd. (A)	26,000	200,871
Brenntag AG	20,221	937,922
Bunzl PLC	51,578	1,593,243
CAI International, Inc. (B)	2,174	53,285
DXP Enterprises, Inc. (B)	1,990	72,098
EnviroStar, Inc.	492	17,417
Fastenal Company	41,306	2,447,794
Ferguson PLC	36,066	2,317,049
Finning International, Inc. (C)	27,325	567,827
Foundation Building Materials, Inc. (B)	2,026	19,814
GATX Corp.	14,641	1,222,670
GMS, Inc. (B)	3,975	74,690
H&E Equipment Services, Inc.	3,842	85,100
Herc Holdings, Inc. (B)	2,923	104,263
ITOCHU Corp.	221,437	3,941,518
Kaman Corp.	3,269	185,581
Lawson Products, Inc. (B)	1,008	31,046
Marubeni Corp.	245,800	1,836,817
Mitsubishi Corp.	211,900	5,726,892
Mitsui & Company, Ltd.	259,600	4,067,993
MRC Global, Inc. (B)	10,102	158,904
MSC Industrial Direct Company, Inc.,
Class A	12,446	1,102,591
Nexeo Solutions, Inc. (B)	3,997	38,891
NOW, Inc. (B)	42,267	570,182
Posco Daewoo Corp.	6,539	112,701
Rexel SA	54,920	659,709
Rush Enterprises, Inc., Class A	3,093	117,843
Rush Enterprises, Inc., Class B	1,050	40,625
SiteOne Landscape Supply, Inc. (B)	4,780	294,639
Sumitomo Corp.	176,455	2,714,816
Systemax, Inc.	1,455	40,580
Textainer Group Holdings, Ltd. (B)	3,559	39,683
Titan Machinery, Inc. (B)	2,436	42,703
Toyota Tsusho Corp.	33,493	1,157,943
Travis Perkins PLC	39,002	549,778
Triton International, Ltd.	6,289	214,329
United Rentals, Inc. (B)	11,937	1,398,181
Veritiv Corp. (B)	1,447	43,916
W.W. Grainger, Inc.	6,545	2,055,392
Watsco, Inc.	8,660	1,331,042
		42,747,495
Transportation infrastructure – 0.2%
Aena SME SA (A)	2,586	411,405
Aeroports de Paris	5,313	1,033,558
Airports of Thailand PCL	149,300	289,964
Airports of Thailand PCL, Foreign
Quota Shares	379,500	737,049
Atlantia SpA	25,784	529,695
Auckland International Airport, Ltd.	102,551	508,689
Bangkok Expressway & Metro PCL	178,900	48,232
Bangkok Expressway & Metro PCL,
Foreign Quota Shares	654,500	176,454
Beijing Capital International Airport
Company, Ltd., H Shares	218,711	244,175
CCR SA	129,515	435,221
China Merchants Port Holdings
Company, Ltd.	170,231	310,796
COSCO SHIPPING Ports, Ltd. (C)	215,308	218,983
Fraport AG Frankfurt Airport
Services Worldwide	5,454	402,705
Getlink	83,019	1,079,041
Grupo Aeroportuario del Pacifico SAB
de CV, B Shares	92,200	641,838
Grupo Aeroportuario del Sureste SAB de
CV, B Shares	53,800	720,708
International Container Terminal
Services, Inc.	103,980	185,404
Japan Airport Terminal Company, Ltd.	7,200	280,508
Jasa Marga Persero Tbk PT	41,754	12,057
Jiangsu Expressway Company, Ltd.,
H Shares	155,155	209,257

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Transportation infrastructure (continued)
Kamigumi Company, Ltd.	16,500	$371,524
Malaysia Airports Holdings BHD	21,122	38,773
Promotora y Operadora de
Infraestructura SAB de CV	57,900	511,474
SATS, Ltd.	40,200	140,732
Shenzhen International Holdings, Ltd.	116,500	234,771
Sydney Airport	186,189	927,795
Taiwan High Speed Rail Corp.	219,632	220,733
TAV Havalimanlari Holding AS	27,964	125,747
Transurban Group	442,478	3,691,859
Westports Holdings BHD	21,900	19,740
Zhejiang Expressway Company, Ltd.,
H Shares	183,882	154,828
		14,913,715
		805,897,413
Information technology – 14.6%
Communications equipment – 0.8%
Acacia Communications, Inc. (B)	3,314	142,104
ADTRAN, Inc.	6,006	74,775
Applied Optoelectronics, Inc. (B)(C)	2,342	48,222
Arista Networks, Inc. (B)	7,898	1,883,515
ARRIS International PLC (B)	45,801	1,415,251
BYD Electronic International
Company, Ltd.	88,800	125,583
CalAmp Corp. (B)	4,239	75,030
Calix, Inc. (B)	5,957	57,485
Casa Systems, Inc. (B)	3,419	53,165
Ciena Corp. (B)	55,657	1,815,531
Cisco Systems, Inc.	699,993	33,508,665
Comtech Telecommunications Corp.	2,813	71,844
Digi International, Inc. (B)	3,540	41,914
Extreme Networks, Inc. (B)	14,280	93,962
F5 Networks, Inc. (B)	9,354	1,608,607
Finisar Corp. (B)	14,131	329,959
Harmonic, Inc. (B)	10,698	60,123
Infinera Corp. (B)	18,361	79,136
InterDigital, Inc.	13,518	1,017,365
Juniper Networks, Inc.	52,878	1,518,127
Lumentum Holdings, Inc. (B)	24,467	1,088,047
Motorola Solutions, Inc.	24,794	3,254,213
NETGEAR, Inc. (B)	3,775	209,135
NetScout Systems, Inc. (B)	28,964	775,656
Nokia OYJ	892,841	4,912,261
Oclaro, Inc. (B)	20,301	163,829
Plantronics, Inc.	12,884	589,701
Quantenna Communications, Inc. (B)	4,273	64,010
Ribbon Communications, Inc. (B)	6,779	36,200
Telefonaktiebolaget LM Ericsson,
B Shares	500,222	4,198,360
ViaSat, Inc. (B)(C)	21,760	1,504,486
Viavi Solutions, Inc. (B)	27,303	276,852
ZTE Corp., H Shares (B)	97,715	193,291
		61,286,404
Electronic equipment, instruments and components – 1.2%
AAC Technologies Holdings, Inc.	95,300	683,346
Alps Electric Company, Ltd.	29,500	685,810
Amphenol Corp., Class A	45,971	4,042,690
Anixter International, Inc. (B)	3,557	227,506
Arlo Technologies, Inc. (B)(C)	1,483	17,840
Arrow Electronics, Inc. (B)	23,612	1,817,416
AU Optronics Corp.	970,851	398,098
Avnet, Inc.	31,278	1,370,602
AVX Corp.	5,656	93,267
Badger Meter, Inc.	3,410	189,255
Bel Fuse, Inc., Class B	1,370	30,839
Belden, Inc.	15,837	883,388
Benchmark Electronics, Inc.	5,671	135,197
China Railway Signal & Communication
Corp., Ltd., H Shares (A)	184,000	130,369
Cognex Corp.	46,482	2,046,138
Coherent, Inc. (B)	6,565	907,020
Control4 Corp. (B)	3,157	68,728
Corning, Inc.	124,201	4,001,756
CTS Corp.	3,936	114,183
Daktronics, Inc.	4,981	44,580
Delta Electronics Thailand PCL	60,700	128,880
Delta Electronics, Inc.	234,898	995,189
Electro Scientific Industries, Inc. (B)	4,043	118,864
ePlus, Inc. (B)	1,620	132,435
Fabrinet (B)	4,291	226,264
FARO Technologies, Inc. (B)	2,044	101,628
Fitbit, Inc., Class A (B)(C)	25,728	141,761
FLIR Systems, Inc.	22,156	1,016,074
Foxconn Technology Company, Ltd.	105,180	213,236
General Interface Solution Holding, Ltd.	21,000	70,869
Hamamatsu Photonics KK	21,700	756,752
Hexagon AB, B Shares	42,071	2,099,715
Hirose Electric Company, Ltd.	5,030	532,192
Hitachi High-Technologies Corp.	10,800	385,600
Hitachi, Ltd.	151,700	4,417,730
Hon Hai Precision Industry
Company, Ltd.	1,488,172	3,493,623
II-VI, Inc. (B)	7,401	276,945
Ingenico Group SA	10,663	771,257
Innolux Corp.	1,013,300	338,332
Insight Enterprises, Inc. (B)	4,207	187,548
IPG Photonics Corp. (B)	5,544	788,080
Itron, Inc. (B)	4,094	221,731
Jabil, Inc.	41,416	1,034,158
KEMET Corp.	6,830	139,878
Keyence Corp.	15,203	8,281,758
Keysight Technologies, Inc. (B)	28,794	1,780,045
Kimball Electronics, Inc. (B)	3,092	54,543
Kingboard Holdings, Ltd.	91,200	262,105
Kingboard Laminates Holdings, Ltd.	143,500	137,459
Knowles Corp. (B)	10,573	161,133
Kyocera Corp.	50,300	2,724,415
Largan Precision Company, Ltd.	11,590	1,282,029
LG Display Company, Ltd.	29,994	470,237
LG Innotek Company, Ltd.	1,825	163,270
Littelfuse, Inc.	6,777	1,296,779
Mesa Laboratories, Inc.	410	90,749
Methode Electronics, Inc.	4,383	132,805
MTS Systems Corp.	2,175	111,904
Murata Manufacturing Company, Ltd.	28,199	4,321,492
Napco Security Technologies, Inc. (B)	1,724	28,515
National Instruments Corp.	30,363	1,486,572
Nippon Electric Glass Company, Ltd.	13,400	360,905
Novanta, Inc. (B)	3,917	254,331
Omron Corp.	30,267	1,335,919
OSI Systems, Inc. (B)	2,040	147,696
PAR Technology Corp. (B)	1,470	29,209
Park Electrochemical Corp.	2,536	45,166
PC Connection, Inc.	1,379	43,218
Plexus Corp. (B)	3,837	234,210
Rogers Corp. (B)	2,201	283,181
Samsung Electro-Mechanics
Company, Ltd.	7,186	776,079

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Samsung SDI Company, Ltd.	7,043	$1,300,666
Sanmina Corp. (B)	8,159	220,619
ScanSource, Inc. (B)	3,042	115,718
Shimadzu Corp.	34,700	812,156
Sunny Optical Technology Group
Company, Ltd.	92,450	904,697
SYNNEX Corp.	16,171	1,305,647
Synnex Technology International Corp.	159,544	188,356
TDK Corp.	20,300	1,610,899
TE Connectivity, Ltd.	53,396	4,107,754
Tech Data Corp. (B)	14,930	1,342,954
Trimble, Inc. (B)	67,536	2,568,394
TTM Technologies, Inc. (B)	11,357	135,035
Venture Corp., Ltd.	17,200	188,329
Vishay Intertechnology, Inc.	51,511	1,074,004
Vishay Precision Group, Inc. (B)	1,356	46,009
Walsin Technology Corp.	36,000	221,908
WPG Holdings, Ltd.	166,360	203,116
Yageo Corp.	28,726	349,301
Yaskawa Electric Corp.	37,700	1,185,247
Yokogawa Electric Corp.	35,600	656,693
Zebra Technologies Corp., Class A (B)	14,507	2,608,359
Zhen Ding Technology Holding, Ltd.	49,817	127,278
		84,045,632
IT services – 3.3%
Accenture PLC, Class A	115,442	18,992,518
Akamai Technologies, Inc. (B)	30,441	2,092,819
Alliance Data Systems Corp.	8,431	1,689,235
Amadeus IT Group SA	16,691	1,197,915
Atos SE	17,231	1,466,020
Automatic Data Processing, Inc.	78,991	11,644,853
Brightcove, Inc. (B)	4,847	34,801
Broadridge Financial Solutions, Inc.	20,859	2,208,342
CACI International, Inc., Class A (B)	9,767	1,610,676
Capgemini SE	28,913	3,375,922
Carbonite, Inc. (B)	3,772	106,861
Cardtronics PLC, Class A (B)	4,782	155,128
Cass Information Systems, Inc.	1,400	92,414
CGI Group, Inc., Class A (B)	40,469	2,588,993
Cielo SA	130,624	321,545
Cognizant Technology Solutions Corp.,
Class A	104,631	7,452,866
Computershare, Ltd.	77,880	1,035,259
ConvergeOne Holdings, Inc.	3,244	40,615
CoreLogic, Inc. (B)	21,870	884,860
CSG Systems International, Inc.	3,971	139,263
DXC Technology Company	50,714	3,197,011
Endurance International Group
Holdings, Inc. (B)	8,547	70,940
Everi Holdings, Inc. (B)	8,117	54,546
EVERTEC, Inc.	7,250	198,143
Evo Payments, Inc., Class A (B)	2,023	52,982
Exela Technologies, Inc. (B)	6,103	27,708
ExlService Holdings, Inc. (B)	3,992	231,376
Fidelity National Information
Services, Inc.	59,250	6,396,038
Fiserv, Inc. (B)	73,112	5,785,353
FleetCor Technologies, Inc. (B)	15,920	3,078,928
Fujitsu, Ltd.	30,800	1,902,494
Gartner, Inc. (B)	16,304	2,497,610
GDS Holdings, Ltd., ADR (B)(C)	7,600	224,124
Global Payments, Inc.	28,475	3,183,790
GTT Communications, Inc. (B)(C)	5,096	171,531
I3 Verticals, Inc., Class A (B)	1,104	24,873
IBM Corp.	164,438	20,434,710
Internap Corp. (B)(C)	2,797	16,698
Jack Henry & Associates, Inc.	14,112	1,971,446
Leidos Holdings, Inc.	40,660	2,561,580
Limelight Networks, Inc. (B)	13,880	45,665
LiveRamp Holdings, Inc. (B)	30,133	1,425,291
ManTech International Corp., Class A	3,134	176,444
Mastercard, Inc., Class A	164,411	33,058,120
MAXIMUS, Inc.	24,966	1,775,582
MoneyGram International, Inc. (B)	4,835	10,540
My EG Services BHD	51,500	13,761
NIC, Inc.	7,790	101,270
Nomura Research Institute, Ltd.	17,600	774,827
NTT Data Corp.	98,200	1,142,048
Obic Company, Ltd.	10,100	875,819
Otsuka Corp.	16,200	547,428
Paychex, Inc.	57,763	4,087,310
PayPal Holdings, Inc. (B)	213,385	18,310,567
Perficient, Inc. (B)	4,136	104,682
Perspecta, Inc.	55,711	1,176,059
Presidio, Inc.	3,965	55,827
PRGX Global, Inc. (B)	3,253	30,350
Sabre Corp.	67,646	1,729,708
Samsung SDS Company, Ltd.	4,469	784,550
Science Applications International Corp.	16,530	1,149,166
Shopify, Inc., Class A (B)	13,698	2,085,036
Sykes Enterprises, Inc. (B)	4,678	129,206
Teradata Corp. (B)	32,180	1,210,933
The Hackett Group, Inc.	3,003	53,003
The Western Union Company	81,081	1,518,647
Total System Services, Inc.	30,143	2,633,594
Travelport Worldwide, Ltd.	14,959	228,574
TravelSky Technology, Ltd., H Shares	119,800	323,429
TTEC Holdings, Inc.	1,850	54,113
Tucows, Inc., Class A (B)(C)	1,176	68,255
Unisys Corp. (B)(C)	6,073	82,107
VeriSign, Inc. (B)	19,307	3,013,050
Virtusa Corp. (B)	3,407	151,032
Visa, Inc., Class A	320,148	45,368,173
WEX, Inc. (B)	11,643	1,804,316
Wirecard AG	15,576	2,372,193
Worldpay, Inc., Class A (B)	208	17,658
		237,701,119
Semiconductors and semiconductor equipment – 2.1%
Advanced Energy Industries, Inc. (B)	4,742	223,064
Advanced Micro Devices, Inc. (B)	66,781	1,422,435
Alpha & Omega Semiconductor, Ltd. (B)	2,783	30,669
Ambarella, Inc. (B)	3,885	155,361
Amkor Technology, Inc. (B)	12,620	86,447
Analog Devices, Inc.	28,839	2,650,881
Applied Materials, Inc.	76,397	2,848,080
Aquantia Corp. (B)	2,796	27,261
ASE Technology Holding
Company, Ltd. (B)	388,422	782,652
ASM Pacific Technology, Ltd.	45,200	463,950
ASML Holding NV	121,719	20,805,211
Axcelis Technologies, Inc. (B)	3,932	78,325
AXT, Inc. (B)	5,365	29,561
Broadcom, Inc.	33,499	7,952,998
Brooks Automation, Inc.	8,350	253,506
Cabot Microelectronics Corp.	3,382	363,497
CEVA, Inc. (B)	2,798	72,720
Cirrus Logic, Inc. (B)	23,831	892,233
Cohu, Inc.	4,904	96,118
Cree, Inc. (B)	39,551	1,745,781

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Cypress Semiconductor Corp.	97,685	$1,357,822
Diodes, Inc. (B)	4,851	168,960
Disco Corp.	4,500	658,514
Entegris, Inc.	17,004	499,918
First Solar, Inc. (B)	20,388	906,247
FormFactor, Inc. (B)	9,017	148,690
GCL-Poly Energy Holdings, Ltd. (B)	1,685,500	116,923
Globalwafers Company, Ltd.	25,000	299,799
Hanergy Thin Film Power
Group, Ltd. (B)(D)	1,136,000	516,892
Hua Hong Semiconductor, Ltd. (A)	58,000	123,916
Ichor Holdings, Ltd. (B)(C)	3,026	55,073
Impinj, Inc. (B)(C)	2,069	43,946
Infineon Technologies AG	150,650	3,182,453
Inphi Corp. (B)	5,235	208,824
Integrated Device Technology, Inc. (B)	50,445	2,418,333
Intel Corp.	358,025	17,654,213
KLA-Tencor Corp.	12,109	1,193,463
Lam Research Corp.	12,221	1,918,208
Lattice Semiconductor Corp. (B)	14,174	83,060
MACOM Technology Solutions
Holdings, Inc. (B)	5,636	100,152
Macronix International	213,021	143,099
MaxLinear, Inc. (B)	7,540	153,816
MediaTek, Inc.	168,752	1,307,044
Microchip Technology, Inc. (C)	18,299	1,372,425
Micron Technology, Inc. (B)	90,169	3,476,917
MKS Instruments, Inc.	14,804	1,161,522
Monolithic Power Systems, Inc.	10,515	1,388,716
Nanometrics, Inc. (B)	2,775	89,133
Nanya Technology Corp.	122,196	244,142
NeoPhotonics Corp. (B)	4,554	35,066
Novatek Microelectronics Corp.	64,900	274,956
NVE Corp.	600	57,324
NVIDIA Corp.	47,228	7,718,472
NXP Semiconductors NV	102,000	8,503,740
PDF Solutions, Inc. (B)	3,901	36,084
Phison Electronics Corp.	16,884	138,080
Photronics, Inc. (B)	8,298	80,491
Power Integrations, Inc.	3,457	219,036
Powertech Technology, Inc.	82,199	193,981
Qorvo, Inc. (B)	9,535	627,498
QUALCOMM, Inc.	94,091	5,481,742
Rambus, Inc. (B)	12,807	111,677
Realtek Semiconductor Corp.	50,584	234,104
Renesas Electronics Corp. (B)	130,900	618,691
Rohm Company, Ltd.	14,800	1,037,234
Rudolph Technologies, Inc. (B)	3,828	81,230
Semiconductor Manufacturing
International Corp. (B)(C)	381,299	353,533
Semtech Corp. (B)	7,796	415,839
Silicon Laboratories, Inc. (B)	16,836	1,487,797
SK Hynix, Inc.	74,370	4,645,159
Skyworks Solutions, Inc.	13,821	1,005,754
SMART Global Holdings, Inc. (B)	1,162	39,845
STMicroelectronics NV	123,544	1,829,923
SUMCO Corp.	36,900	569,611
SunPower Corp. (B)(C)	7,641	52,341
Synaptics, Inc. (B)	13,788	530,286
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,773,915	20,486,174
Teradyne, Inc.	50,374	1,797,848
Texas Instruments, Inc.	75,470	7,535,680
Tokyo Electron, Ltd.	24,615	3,474,874
Ultra Clean Holdings, Inc. (B)	4,852	45,609
United Microelectronics Corp.	1,347,774	503,602
Vanguard International
Semiconductor Corp.	101,302	214,350
Veeco Instruments, Inc. (B)	6,177	54,111
Versum Materials, Inc.	29,437	1,019,698
Win Semiconductors Corp.	41,000	169,985
Winbond Electronics Corp.	342,000	168,130
Xilinx, Inc.	19,697	1,821,579
Xinyi Solar Holdings, Ltd.	376,000	141,089
Xperi Corp.	6,107	86,109
		155,871,302
Software – 4.7%
8x8, Inc. (B)	11,066	218,111
A10 Networks, Inc. (B)	6,626	41,744
ACI Worldwide, Inc. (B)	45,024	1,300,293
Adobe, Inc. (B)	98,278	24,656,967
Agilysys, Inc. (B)	2,116	34,893
Alarm.com Holdings, Inc. (B)	3,693	187,789
Altair Engineering, Inc., Class A (B)	3,647	117,835
Alteryx, Inc., Class A (B)	3,480	209,426
Amber Road, Inc. (B)	3,373	29,413
American Software, Inc., Class A	3,775	39,260
ANSYS, Inc. (B)	16,944	2,745,267
Appfolio, Inc., Class A (B)	1,832	112,283
Apptio, Inc., Class A (B)	4,101	156,494
Autodesk, Inc. (B)	43,880	6,340,660
Avalara, Inc. (B)	1,107	35,413
Avaya Holdings Corp. (B)	12,454	193,909
Benefitfocus, Inc. (B)	2,717	136,122
Blackbaud, Inc.	18,886	1,383,400
BlackBerry, Ltd. (B)	80,219	705,195
Blackline, Inc. (B)	4,268	182,969
Bottomline Technologies, Inc. (B)	4,815	265,162
Box, Inc., Class A (B)	14,805	278,186
Cadence Design Systems, Inc. (B)	56,905	2,563,001
Carbon Black, Inc. (B)	1,087	17,707
CDK Global, Inc.	34,974	1,762,690
ChannelAdvisor Corp. (B)	3,452	37,109
Check Point Software
Technologies, Ltd. (B)	18,200	2,034,942
Cision, Ltd. (B)	6,527	81,718
Citrix Systems, Inc. (B)	25,832	2,814,913
Cloudera, Inc. (B)	12,481	154,016
CommVault Systems, Inc. (B)	15,102	890,112
Constellation Software, Inc.	3,153	2,162,522
Cornerstone OnDemand, Inc. (B)	6,516	355,904
Coupa Software, Inc. (B)	6,365	410,097
Dassault Systemes SE	23,448	2,819,278
Digimarc Corp. (B)	1,442	29,013
Domo, Inc. (B)	1,072	17,109
Ebix, Inc. (C)	2,882	136,088
Ellie Mae, Inc. (B)	4,079	274,394
Envestnet, Inc. (B)	5,298	289,483
Everbridge, Inc. (B)	3,221	176,414
Fair Isaac Corp. (B)	7,874	1,564,013
Five9, Inc. (B)	6,873	294,714
ForeScout Technologies, Inc. (B)	3,645	98,962
Fortinet, Inc. (B)	28,927	2,135,970
Hortonworks, Inc. (B)	8,571	137,993
HubSpot, Inc. (B)	4,332	602,278
Imperva, Inc. (B)	4,221	234,308
Instructure, Inc. (B)	3,846	145,263
Intuit, Inc.	51,918	11,137,969
j2 Global, Inc.	18,207	1,343,859

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Kingdee International Software Group
Company, Ltd.	295,000	$296,782
Kingsoft Corp., Ltd.	108,400	182,616
LivePerson, Inc. (B)	6,946	131,071
LogMeIn, Inc.	14,015	1,292,603
Manhattan Associates, Inc. (B)	17,768	880,049
Micro Focus International PLC	67,813	1,331,750
Microsoft Corp.	1,538,961	170,655,385
MicroStrategy, Inc., Class A (B)	1,146	148,567
MINDBODY, Inc., Class A (B)	5,207	144,546
Mitek Systems, Inc. (B)	4,609	44,108
MobileIron, Inc. (B)	9,576	46,539
Model N, Inc. (B)	3,352	46,023
Monotype Imaging Holdings, Inc.	5,065	87,371
New Relic, Inc. (B)	5,307	462,717
Nice, Ltd. (B)	8,744	1,014,272
OneSpan, Inc. (B)	3,860	65,504
Open Text Corp. (C)	42,167	1,444,973
Oracle Corp.	567,059	27,649,797
Oracle Corp. Japan	5,900	383,571
Paylocity Holding Corp. (B)	3,490	234,109
Progress Software Corp.	5,490	193,028
PROS Holdings, Inc. (B)	3,770	121,281
PTC, Inc. (B)	28,653	2,478,198
Q2 Holdings, Inc. (B)	4,403	239,039
QAD, Inc., Class A	1,274	54,056
Qualys, Inc. (B)	4,042	318,348
Rapid7, Inc. (B)	4,409	140,206
Red Hat, Inc. (B)	35,612	6,358,879
SailPoint Technologies Holding, Inc. (B)	6,304	164,093
salesforce.com, Inc. (B)	151,845	21,677,392
SAP SE	130,375	13,503,806
SendGrid, Inc. (B)	3,461	157,856
ShotSpotter, Inc. (B)	905	34,471
SPS Commerce, Inc. (B)	2,010	171,312
Symantec Corp.	124,770	2,758,665
Synopsys, Inc. (B)	29,861	2,745,420
Temenos AG (B)	8,709	1,082,810
Tenable Holdings, Inc. (B)	1,554	44,258
The Sage Group PLC	167,666	1,247,221
The Trade Desk, Inc., Class A (B)	3,899	555,413
The Ultimate Software Group, Inc. (B)	8,430	2,224,846
TiVo Corp.	14,588	144,421
Trend Micro, Inc.	18,600	1,068,744
Tyler Technologies, Inc. (B)	10,443	2,012,993
Upland Software, Inc. (B)	1,937	54,391
Varonis Systems, Inc. (B)	3,401	196,952
Verint Systems, Inc. (B)	7,643	347,221
VirnetX Holding Corp. (B)(C)	7,332	23,242
Workiva, Inc. (B)	3,431	128,354
Yext, Inc. (B)	9,745	141,497
Zix Corp. (B)	7,222	48,099
Zscaler, Inc. (B)	1,694	66,506
		341,138,001
Technology hardware, storage and peripherals – 2.5%
3D Systems Corp. (B)(C)	13,153	162,834
Acer, Inc. (B)	328,008	213,291
Advantech Company, Ltd.	38,764	294,914
Apple, Inc.	702,528	125,457,450
Asustek Computer, Inc.	79,354	563,514
Avid Technology, Inc. (B)	4,164	26,816
Brother Industries, Ltd.	35,100	587,348
Canon, Inc.	156,796	4,449,563
Catcher Technology Company, Ltd.	74,475	644,072
Chicony Electronics Company, Ltd.	63,224	124,050
Compal Electronics, Inc.	468,148	268,336
Cray, Inc. (B)	4,925	129,084
Diebold Nixdorf, Inc. (C)	9,974	32,615
Electronics For Imaging, Inc. (B)	5,396	149,361
FUJIFILM Holdings Corp.	60,315	2,400,487
Hewlett Packard Enterprise Company	225,670	3,385,050
HP, Inc.	242,150	5,569,450
HTC Corp. (B)	75,900	112,845
Immersion Corp. (B)	3,341	31,706
Inventec Corp.	279,495	201,246
Konica Minolta, Inc.	70,600	637,342
Legend Holdings Corp., H Shares (A)	49,100	145,027
Lenovo Group, Ltd.	928,564	673,810
Lite-On Technology Corp.	239,018	318,771
Meitu, Inc. (A)(B)	224,300	93,586
Micro-Star International Company, Ltd.	77,300	183,197
NCR Corp. (B)	31,856	882,730
NEC Corp.	40,400	1,254,453
NetApp, Inc.	39,748	2,657,949
Pegatron Corp.	224,500	382,941
Quanta Computer, Inc.	304,000	494,625
Ricoh Company, Ltd.	104,700	1,019,085
Samsung Electronics Company, Ltd.	614,014	23,007,817
Seagate Technology PLC	40,059	1,726,142
Seiko Epson Corp.	43,869	697,934
Stratasys, Ltd. (B)	6,146	131,463
USA Technologies, Inc. (B)	7,233	35,948
Western Digital Corp.	44,655	2,026,890
Wistron Corp.	317,580	202,528
Xerox Corp.	31,750	854,710
		182,230,980
		1,062,273,438
Materials – 4.7%
Chemicals – 2.4%
A. Schulman, Inc. (B)(D)	3,214	6,139
Advanced Emissions Solutions, Inc.	2,626	28,282
AdvanSix, Inc. (B)	3,661	105,107
AgroFresh Solutions, Inc. (B)	4,531	19,076
Air Liquide SA	77,458	9,374,280
Air Products & Chemicals, Inc.	30,160	4,851,839
Air Water, Inc.	23,300	377,483
Akzo Nobel NV	74,924	6,295,975
Albemarle Corp.	15,016	1,446,341
American Vanguard Corp.	3,676	61,463
Arkema SA	12,411	1,178,036
Asahi Kasei Corp.	198,200	2,175,483
Ashland Global Holdings, Inc.	16,867	1,381,239
Balchem Corp.	3,854	334,142
BASF SE	122,080	8,927,349
Cabot Corp.	16,633	818,344
CF Industries Holdings, Inc.	32,423	1,367,926
Chase Corp.	854	96,220
Chr. Hansen Holding A/S	19,690	1,779,232
Clariant AG (B)	28,536	565,667
Covestro AG (A)	25,667	1,486,710
Croda International PLC	20,286	1,264,278
Daicel Corp.	41,300	462,912
DowDuPont, Inc.	317,633	18,375,069
Eastman Chemical Company	19,580	1,543,296
Ecolab, Inc.	34,926	5,605,274
EMS-Chemie Holding AG	1,153	620,736
Evonik Industries AG	21,535	581,601
Ferro Corp. (B)	10,153	195,953
FMC Corp.	18,668	1,544,590
Formosa Chemicals & Fibre Corp.	398,471	1,384,101

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Formosa Plastics Corp.	504,040	$1,642,464
FutureFuel Corp.	3,213	55,489
GCP Applied Technologies, Inc. (B)	8,674	236,800
Givaudan SA	1,327	3,276,288
Grupa Azoty SA	12,800	110,881
Hawkins, Inc.	1,294	54,012
HB Fuller Company	6,031	290,935
Hitachi Chemical Company, Ltd.	16,800	266,245
Incitec Pivot, Ltd.	280,540	774,159
Indorama Ventures PCL	51,100	84,249
Indorama Ventures PCL, Foreign
Quota Shares	157,300	259,344
Ingevity Corp. (B)	5,044	494,362
Innophos Holdings, Inc.	2,351	65,217
Innospec, Inc.	2,887	212,887
International Flavors & Fragrances, Inc.	13,907	1,969,648
Intrepid Potash, Inc. (B)	12,525	41,583
Israel Chemicals, Ltd.	101,832	597,532
Johnson Matthey PLC	30,053	1,125,365
JSR Corp.	30,200	484,812
K+S AG	25,532	450,057
Kaneka Corp.	7,600	284,962
Kansai Paint Company, Ltd.	27,900	523,811
Koninklijke DSM NV	53,956	4,791,344
Koppers Holdings, Inc. (B)	2,526	47,085
Kraton Corp. (B)	3,657	95,813
Kronos Worldwide, Inc.	2,827	34,970
Kumho Petrochemical Company, Ltd.	2,379	196,082
Kuraray Company, Ltd.	50,300	782,817
LANXESS AG	11,530	635,436
LG Chem, Ltd.	5,875	1,815,947
Linde PLC	75,727	12,044,379
Lotte Chemical Corp.	2,212	539,449
LSB Industries, Inc. (B)	2,868	21,998
LyondellBasell Industries NV, Class A	43,936	4,099,668
Methanex Corp.	10,638	589,448
Mexichem SAB de CV	271,180	632,859
Minerals Technologies, Inc.	13,778	775,426
Mitsubishi Chemical Holdings Corp.	202,150	1,658,311
Mitsubishi Gas Chemical Company, Inc.	26,100	429,836
Mitsui Chemicals, Inc.	29,200	743,280
Nan Ya Plastics Corp.	583,610	1,412,197
NewMarket Corp.	2,414	1,015,039
Nippon Paint Holdings Company, Ltd.	23,000	819,056
Nissan Chemical Industries, Ltd.	19,900	1,081,426
Nitto Denko Corp.	25,944	1,421,266
Novozymes A/S, B Shares	43,652	2,034,652
Nutrien, Ltd.	98,526	5,075,166
OCI Company, Ltd.	2,316	216,411
Olin Corp.	45,122	971,477
OMNOVA Solutions, Inc. (B)	5,719	46,610
Orica, Ltd.	63,890	820,007
Petkim Petrokimya Holding AS	126,056	128,282
Petronas Chemicals Group BHD	60,645	133,511
PolyOne Corp.	31,075	1,044,742
PPG Industries, Inc.	33,328	3,643,750
PQ Group Holdings, Inc. (B)	4,422	67,878
PTT Global Chemical PCL	84,200	201,922
PTT Global Chemical PCL, Foreign
Quota Shares	204,711	490,923
Quaker Chemical Corp.	1,554	320,497
Rayonier Advanced Materials, Inc.	6,097	89,931
RPM International, Inc.	36,055	2,377,827
Sasol, Ltd.	100,080	2,942,780
Sensient Technologies Corp.	16,458	1,057,591
Shin-Etsu Chemical Company, Ltd.	57,037	5,093,463
Showa Denko KK	21,300	854,743
Sika AG	18,706	2,321,242
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	435,999	198,805
Solvay SA	12,794	1,385,984
Stepan Company	2,420	195,584
Sumitomo Chemical Company, Ltd.	235,600	1,282,536
Symrise AG	16,200	1,313,289
Taiyo Nippon Sanso Corp.	20,400	344,801
Teijin, Ltd.	27,900	482,311
The Chemours Company	47,782	1,360,831
The Mosaic Company	49,234	1,772,424
The Scotts Miracle-Gro Company	10,634	807,971
The Sherwin-Williams Company	11,299	4,791,567
Toray Industries, Inc.	217,300	1,707,060
Tosoh Corp.	41,400	583,830
Trecora Resources (B)	2,761	25,677
Tredegar Corp.	3,197	53,262
Trinseo SA	5,069	256,137
Tronox, Ltd., Class A	11,341	119,988
Umicore SA	35,971	1,559,017
Valvoline, Inc.	51,538	1,086,936
Yara International ASA	35,110	1,414,356
		173,914,148
Construction materials – 0.3%
Anhui Conch Cement Company, Ltd.,
H Shares	159,110	837,620
Asia Cement Corp.	248,687	272,928
BBMG Corp., H Shares	307,000	99,456
Boral, Ltd.	199,432	747,689
Cementos Argos SA	82,809	179,240
Cemex SAB de CV (B)	3,754,488	1,929,470
China National Building Material
Company, Ltd., H Shares	503,900	395,734
China Resources Cement Holdings, Ltd.	316,000	311,230
CRH PLC	147,119	4,046,863
Eagle Materials, Inc.	12,911	942,503
Fletcher Building, Ltd. (B)	90,172	295,538
Grupo Argos SA	52,227	261,296
HeidelbergCement AG	19,758	1,316,351
Imerys SA	6,417	345,419
Indocement Tunggal Prakarsa Tbk PT	38,820	52,023
James Hardie Industries PLC	74,291	872,794
LafargeHolcim, Ltd. (B)	70,303	3,158,478
Martin Marietta Materials, Inc.	8,694	1,657,859
Semen Indonesia Persero Tbk PT	65,192	54,914
Summit Materials, Inc., Class A (B)	13,585	196,983
Taiheiyo Cement Corp.	18,900	640,288
Taiwan Cement Corp.	520,600	586,069
The Siam Cement PCL	14,700	197,885
The Siam Cement PCL, Foreign
Quota Shares	33,963	457,196
U.S. Concrete, Inc. (B)(C)	1,992	78,345
United States Lime & Minerals, Inc.	284	21,209
Vulcan Materials Company	18,224	1,926,459
		21,881,839
Containers and packaging – 0.3%
Amcor, Ltd.	195,494	1,922,887
AptarGroup, Inc.	16,801	1,748,144
Avery Dennison Corp.	12,219	1,177,912
Ball Corp.	47,623	2,338,766
Bemis Company, Inc.	24,592	1,199,106
CCL Industries, Inc., Class B	23,553	976,936
Greif, Inc., Class A	10,042	514,853

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Greif, Inc., Class B	699	$36,900
International Paper Company	56,438	2,606,871
Klabin SA	73,742	319,390
Myers Industries, Inc.	4,312	71,148
Owens-Illinois, Inc. (B)	43,027	791,267
Packaging Corp. of America	13,198	1,291,028
Sealed Air Corp.	21,600	789,048
Silgan Holdings, Inc.	20,922	538,742
Smurfit Kappa Group PLC	39,392	1,064,839
Sonoco Products Company	26,912	1,548,516
Toyo Seikan Group Holdings, Ltd.	23,500	535,402
UFP Technologies, Inc. (B)	899	32,625
WestRock Company	35,427	1,668,966
		21,173,346
Metals and mining – 1.5%
Agnico Eagle Mines, Ltd.	36,390	1,279,874
AK Steel Holding Corp. (B)(C)	37,943	116,864
Allegheny Technologies, Inc. (B)	48,988	1,286,425
Alumina, Ltd.	415,174	680,252
Aluminum Corp. of China, Ltd., H
Shares (B)	511,980	184,923
Angang Steel Company, Ltd., H Shares	138,000	113,495
Anglo American Platinum, Ltd.	9,620	309,465
Anglo American PLC	163,756	3,298,817
AngloGold Ashanti, Ltd.	73,794	745,710
Antofagasta PLC	61,073	626,727
ArcelorMittal	120,993	2,767,188
Barrick Gold Corp.	181,089	2,307,483
BHP Billiton, Ltd.	544,560	12,099,793
BHP Group PLC	327,985	6,315,438
BlueScope Steel, Ltd.	93,845	776,072
Boliden AB	44,676	1,002,927
Carpenter Technology Corp.	18,347	790,389
Century Aluminum Company (B)	6,135	55,092
China Molybdenum Company, Ltd.,
H Shares	484,900	199,697
China Steel Corp.	1,393,958	1,087,512
China Zhongwang Holdings, Ltd.	196,000	90,773
Cia de Minas Buenaventura SAA, ADR	18,000	254,520
Cia Siderurgica Nacional SA (B)	66,966	153,745
Cleveland-Cliffs, Inc.	35,678	331,092
Coeur Mining, Inc. (B)	22,429	88,595
Commercial Metals Company	45,467	876,149
Compass Minerals International, Inc.	13,188	660,719
Eregli Demir ve Celik Fabrikalari TAS	215,074	313,330
First Quantum Minerals, Ltd.	108,301	994,447
Fortescue Metals Group, Ltd.	265,886	780,786
Franco-Nevada Corp.	28,939	2,003,829
Freeport-McMoRan, Inc.	199,793	2,385,528
Fresnillo PLC	33,377	321,302
Glencore PLC (B)	1,795,745	6,694,063
Gold Fields, Ltd.	147,083	426,568
Gold Resource Corp.	6,810	26,014
Goldcorp, Inc.	135,847	1,259,651
Grupo Mexico SAB de CV, Series B	902,000	1,859,063
Havilah Mining Corp. (B)	2,060	462
Haynes International, Inc.	1,573	51,862
Hecla Mining Company	53,815	128,080
Hitachi Metals, Ltd.	33,400	376,731
Hyundai Steel Company	10,381	399,345
Industrias Penoles SAB de CV	35,325	402,995
Jastrzebska Spolka Weglowa SA (B)	14,293	247,773
JFE Holdings, Inc.	77,200	1,359,917
Jiangxi Copper Company, Ltd., H Shares	157,225	190,620
Kaiser Aluminum Corp.	1,940	189,596
KGHM Polska Miedz SA (B)	37,887	898,436
Kinross Gold Corp. (B)	196,999	533,772
Kobe Steel, Ltd.	48,700	401,775
Korea Zinc Company, Ltd.	1,081	410,850
Kumba Iron Ore, Ltd.	11,720	209,725
Lundin Mining Corp.	107,167	467,013
Maruichi Steel Tube, Ltd.	8,300	246,505
Materion Corp.	2,379	125,802
Mitsubishi Materials Corp.	16,100	452,703
MMG, Ltd. (B)	312,000	156,149
Newcrest Mining, Ltd.	129,000	1,957,217
Newmont Mining Corp.	73,104	2,364,183
Nippon Steel & Sumitomo Metal Corp.	119,478	2,189,225
Norsk Hydro ASA	265,127	1,252,843
Nucor Corp.	43,684	2,638,950
Olympic Steel, Inc.	1,247	22,895
POSCO	10,067	2,223,560
Press Metal Aluminium Holdings BHD	29,000	33,085
Randgold Resources, Ltd.	14,464	1,156,585
Reliance Steel & Aluminum Company	19,548	1,572,637
Rio Tinto PLC	184,519	8,432,912
Rio Tinto, Ltd.	62,849	3,384,834
Royal Gold, Inc.	17,699	1,294,682
Ryerson Holding Corp. (B)	2,107	17,256
Schnitzer Steel Industries, Inc., Class A	3,161	88,540
South32, Ltd.	869,699	1,965,308
Southern Copper Corp.	9,400	314,712
Steel Dynamics, Inc.	63,438	2,233,018
Sumitomo Metal Mining Company, Ltd.	36,400	1,061,494
SunCoke Energy, Inc. (B)	7,935	77,446
Synalloy Corp.	1,103	17,769
Tahoe Resources, Inc. (B)	37,406	131,295
Teck Resources, Ltd., Class B	79,697	1,614,154
thyssenkrupp AG	57,671	1,083,503
TimkenSteel Corp. (B)(C)	4,944	54,582
Turquoise Hill Resources, Ltd. (B)	169,053	302,823
United States Steel Corp.	47,884	1,104,205
Universal Stainless & Alloy
Products, Inc. (B)	1,124	21,997
Vale SA	336,671	4,602,871
voestalpine AG	19,702	656,860
Warrior Met Coal, Inc.	5,085	120,515
Wheaton Precious Metals Corp.	69,541	1,091,804
Worthington Industries, Inc.	15,931	659,862
Zhaojin Mining Industry Company, Ltd.,
H Shares	115,500	110,388
Zijin Mining Group Company, Ltd.,
H Shares	735,229	279,427
		108,947,865
Paper and forest products – 0.2%
Boise Cascade Company	4,669	124,102
Clearwater Paper Corp. (B)	2,092	64,455
Domtar Corp.	16,994	740,599
Empresas CMPC SA	194,392	671,807
Fibria Celulose SA	26,356	499,004
Indah Kiat Pulp & Paper Corp. Tbk PT	60,900	44,882
Lee & Man Paper Manufacturing, Ltd.	201,000	183,206
Louisiana-Pacific Corp.	55,627	1,271,633
Mondi PLC	56,923	1,246,495
Mondi, Ltd.	21,341	469,277
Neenah, Inc.	1,983	136,589
Nine Dragons Paper Holdings, Ltd.	213,900	218,413
Oji Holdings Corp.	134,400	785,738
PH Glatfelter Company	5,311	67,715
Sappi, Ltd.	95,815	525,373

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Schweitzer-Mauduit International, Inc.	3,728	$106,285
Stora Enso OYJ, R Shares	87,679	1,120,825
Suzano Papel e Celulose SA	46,909	495,936
UPM-Kymmene OYJ	84,728	2,263,040
Verso Corp., Class A (B)	4,105	103,528
West Fraser Timber Company, Ltd. (C)	9,669	504,682
		11,643,584
		337,560,782
Real estate – 3.4%
Equity real estate investment trusts – 2.6%
Acadia Realty Trust	9,568	274,315
Agree Realty Corp.	3,516	209,448
Alexander & Baldwin, Inc. (B)	26,620	551,833
Alexander’s, Inc.	257	79,816
Alexandria Real Estate Equities, Inc.	15,053	1,874,099
American Assets Trust, Inc.	4,618	192,201
American Campus Communities, Inc.	37,024	1,622,762
American Tower Corp.	63,276	10,408,269
Americold Realty Trust	10,304	276,147
Apartment Investment & Management
Company, Class A	22,608	1,064,611
Armada Hoffler Properties, Inc.	6,013	91,458
Ascendas Real Estate Investment Trust	159,700	299,823
Ashford Hospitality Trust, Inc.	11,061	54,752
AvalonBay Communities, Inc.	19,879	3,788,341
Bluerock Residential Growth REIT, Inc.	3,694	33,615
Boston Properties, Inc.	22,297	2,925,366
Braemar Hotels & Resorts, Inc.	3,899	37,041
Camden Property Trust	25,075	2,386,137
CapitaLand Commercial Trust	154,100	195,969
CapitaLand Mall Trust	147,100	241,688
CareTrust REIT, Inc.	9,722	194,634
CatchMark Timber Trust, Inc., Class A	6,430	53,305
CBL & Associates Properties, Inc.	21,141	55,178
Cedar Realty Trust, Inc.	12,356	44,358
Chatham Lodging Trust	5,466	109,265
Chesapeake Lodging Trust	7,081	209,385
City Office REIT, Inc.	4,889	53,486
Clipper Realty, Inc.	2,096	27,038
Community Healthcare Trust, Inc.	2,251	70,997
CoreCivic, Inc.	46,266	1,015,539
CorEnergy Infrastructure Trust, Inc.	1,564	56,695
CorePoint Lodging, Inc.	4,984	70,125
CoreSite Realty Corp.	9,917	966,511
Corporate Office Properties Trust	27,901	682,737
Cousins Properties, Inc.	163,583	1,382,276
Covivio	6,553	638,934
Crown Castle International Corp.	59,438	6,829,426
CyrusOne, Inc.	28,266	1,585,157
Daiwa House REIT Investment Corp.	260	590,091
Dexus	172,011	1,319,382
DiamondRock Hospitality Company	24,713	260,475
Digital Realty Trust, Inc.	29,660	3,412,086
Douglas Emmett, Inc.	43,615	1,610,266
Duke Realty Corp.	51,639	1,469,646
Easterly Government Properties, Inc.	7,124	129,799
EastGroup Properties, Inc.	4,142	414,283
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	271,284	84,399
EPR Properties	20,089	1,422,904
Equinix, Inc.	11,419	4,399,512
Equity Residential	53,100	3,783,375
Essex Property Trust, Inc.	9,509	2,496,208
Extra Space Storage, Inc.	17,986	1,726,296
Farmland Partners, Inc.	4,860	30,132
Federal Realty Investment Trust	10,463	1,382,058
Fibra Uno Administracion SA de CV	869,700	875,949
First Industrial Realty Trust, Inc.	48,780	1,563,887
Fortress REIT, Ltd., Class A	183,030	224,482
Fortress REIT, Ltd., Class B	140,094	143,343
Four Corners Property Trust, Inc.	7,944	220,367
Franklin Street Properties Corp.	12,950	99,715
Front Yard Residential Corp.	6,349	57,204
Gecina SA	8,080	1,131,289
Getty Realty Corp.	3,872	118,444
Gladstone Commercial Corp.	3,819	73,096
Gladstone Land Corp.	2,041	26,982
Global Medical REIT, Inc.	2,723	25,787
Global Net Lease, Inc.	8,691	175,471
Goodman Group	273,956	2,058,692
Government Properties Income Trust	12,137	106,806
Growthpoint Properties, Ltd.	536,785	915,280
H&R Real Estate Investment Trust	26,286	416,255
Hammerson PLC	122,766	606,177
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	6,252	142,858
HCP, Inc.	67,223	1,966,945
Healthcare Realty Trust, Inc.	48,509	1,503,779
Hersha Hospitality Trust	4,197	80,163
Highwoods Properties, Inc.	27,954	1,212,365
Hospitality Properties Trust	44,410	1,191,964
Host Hotels & Resorts, Inc.	106,281	2,019,339
Hyprop Investments, Ltd.	45,569	293,287
ICADE	5,828	462,059
Independence Realty Trust, Inc.	10,701	108,080
Industrial Logistics Properties Trust	2,489	52,443
InfraREIT, Inc.	5,068	116,057
Innovative Industrial Properties, Inc.	796	39,283
Investors Real Estate Trust	15,196	80,995
Iron Mountain, Inc.	40,683	1,382,002
iStar, Inc.	7,679	82,012
Japan Prime Realty Investment Corp.	123	480,586
Japan Real Estate Investment Corp.	202	1,116,857
Japan Retail Fund Investment Corp.	396	760,113
JBG SMITH Properties	29,261	1,172,488
Jernigan Capital, Inc.	2,381	50,906
Kilroy Realty Corp.	27,195	1,906,098
Kimco Realty Corp.	60,429	988,014
Kite Realty Group Trust	10,092	166,619
Klepierre SA	36,844	1,207,949
Lamar Advertising Company, Class A	22,863	1,733,930
Land Securities Group PLC	113,919	1,184,547
LaSalle Hotel Properties	42,851	1,373,803
Lexington Realty Trust	26,249	230,466
Liberty Property Trust	39,938	1,808,792
Life Storage, Inc.	12,591	1,229,385
Link REIT	321,425	3,067,906
LTC Properties, Inc.	4,695	218,036
Mack-Cali Realty Corp.	35,352	765,724
MedEquities Realty Trust, Inc.	4,406	30,137
Medical Properties Trust, Inc.	98,582	1,702,511
Mid-America Apartment
Communities, Inc.	16,209	1,678,604
Mirvac Group	627,809	1,008,374
Monmouth Real Estate Investment Corp.	9,251	128,866
National Health Investors, Inc.	4,816	375,552
National Retail Properties, Inc.	42,418	2,123,445
National Storage Affiliates Trust	6,727	188,154
New Senior Investment Group, Inc.	9,762	51,836
NexPoint Residential Trust, Inc.	2,070	75,534

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Nippon Building Fund, Inc.	206	$1,283,871
Nippon Prologis REIT, Inc.	261	540,201
Nomura Real Estate Master Fund, Inc.	590	788,379
NorthStar Realty Europe Corp.	5,574	91,191
Omega Healthcare Investors, Inc.	54,129	2,053,654
One Liberty Properties, Inc.	2,027	53,553
Pebblebrook Hotel Trust	19,206	670,674
Pennsylvania Real Estate
Investment Trust	8,517	69,754
Physicians Realty Trust	21,859	389,309
Piedmont Office Realty Trust, Inc.,
Class A	15,058	279,025
PotlatchDeltic Corp.	25,978	963,784
Preferred Apartment Communities, Inc.,
Class A	4,914	73,513
Prologis, Inc.	90,525	6,095,954
PS Business Parks, Inc.	2,325	327,872
Public Storage	21,501	4,585,303
QTS Realty Trust, Inc., Class A	6,137	249,101
Rayonier, Inc.	34,979	1,106,386
Realty Income Corp.	41,748	2,675,629
Redefine Properties, Ltd.	978,261	676,458
Regency Centers Corp.	24,162	1,538,153
Resilient REIT, Ltd.	50,068	216,734
Retail Opportunity Investments Corp.	13,449	243,427
Rexford Industrial Realty, Inc.	10,827	353,393
RioCan Real Estate Investment Trust	27,724	516,023
RLJ Lodging Trust	20,660	420,224
RPT Realty	9,421	134,626
Ryman Hospitality Properties, Inc.	5,230	387,595
Sabra Health Care REIT, Inc.	69,428	1,339,266
Safety Income & Growth, Inc.	1,280	25,267
Saul Centers, Inc.	1,448	76,237
SBA Communications Corp. (B)	16,580	2,832,030
Scentre Group	902,340	2,579,570
Segro PLC	155,264	1,197,905
Select Income REIT	10,701	206,529
Senior Housing Properties Trust	64,210	883,530
Seritage Growth Properties, Class A	3,903	148,080
Simon Property Group, Inc.	44,384	8,241,665
SL Green Realty Corp.	12,410	1,196,572
SmartCentres Real Estate
Investment Trust	13,197	312,183
Spirit MTA REIT	5,453	53,058
STAG Industrial, Inc.	12,597	337,474
Stockland	414,322	1,104,946
Summit Hotel Properties, Inc.	12,649	141,036
Sunstone Hotel Investors, Inc.	27,020	412,325
Suntec Real Estate Investment Trust	125,700	161,722
Tanger Factory Outlet Centers, Inc.	36,264	857,644
Taubman Centers, Inc.	16,480	872,451
Terreno Realty Corp.	6,854	267,375
The British Land Company PLC	143,489	1,034,547
The GEO Group, Inc.	47,303	1,099,322
The GPT Group	303,758	1,173,511
The Macerich Company	15,221	765,464
Tier REIT, Inc.	5,959	140,275
UDR, Inc.	38,401	1,636,651
UMH Properties, Inc.	4,489	58,492
Unibail-Rodamco-Westfield	10,455	1,800,769
Unibail-Rodamco-Westfield, Chess
Depositary Interest (B)	45,530	396,011
Unibail-Rodamco-Westfield, Stapled
Shares (B)	12,290	2,112,628
United Urban Investment Corp.	438	697,544
Uniti Group, Inc.	47,469	946,057
Universal Health Realty Income Trust	1,500	105,315
Urban Edge Properties	43,863	874,628
Urstadt Biddle Properties, Inc., Class A	3,770	77,587
Ventas, Inc.	51,308	3,257,545
Vicinity Centres	555,100	1,086,378
Vornado Realty Trust	24,766	1,782,161
Washington Prime Group, Inc.	22,723	142,019
Washington Real Estate Investment Trust	9,413	253,774
Weingarten Realty Investors	32,183	928,801
Welltower, Inc.	53,563	3,874,212
Weyerhaeuser Company	109,507	2,892,080
Whitestone REIT	4,871	68,584
Xenia Hotels & Resorts, Inc.	13,399	272,268
		189,089,012
Real estate management and development – 0.8%
Aeon Mall Company, Ltd.	15,800	284,545
Agile Group Holdings, Ltd.	206,400	282,026
Altisource Portfolio Solutions SA (B)	1,254	29,770
Ayala Land, Inc.	1,664,700	1,325,431
Azrieli Group, Ltd.	6,063	304,836
BR Malls Participacoes SA	86,619	291,408
Bumi Serpong Damai Tbk PT (B)	205,400	19,440
CapitaLand, Ltd.	161,500	368,468
CBRE Group, Inc., Class A (B)	45,431	1,984,426
Central Pattana PCL	70,600	162,951
Central Pattana PCL, Foreign
Quota Shares	86,100	198,727
China Evergrande Group	342,335	1,088,230
China Jinmao Holdings Group, Ltd.	680,300	328,343
China Overseas Land & Investment, Ltd.	496,997	1,742,859
China Resources Land, Ltd.	358,705	1,335,285
China Vanke Company, Ltd., H Shares	162,000	560,173
CIFI Holdings Group Company, Ltd.	460,000	232,350
City Developments, Ltd.	26,900	165,926
CK Asset Holdings, Ltd.	389,198	2,811,157
Consolidated-Tomoka Land Company	547	31,737
Country Garden Holdings Company, Ltd.	988,767	1,226,681
Cushman & Wakefield PLC (B)	5,424	100,995
Daito Trust Construction Company, Ltd.	11,200	1,464,778
Daiwa House Industry Company, Ltd.	89,100	2,814,378
Dalian Wanda Commercial Properties
Company, Ltd., H Shares (A)(B)	37,400	252,393
Deutsche Wohnen SE	46,598	2,239,169
Essential Properties Realty Trust, Inc.	4,592	64,977
First Capital Realty, Inc.	30,981	460,290
Forestar Group, Inc. (B)	1,353	21,702
FRP Holdings, Inc. (B)	939	43,964
Future Land Development Holdings, Ltd.	234,000	159,318
Greentown China Holdings, Ltd.	118,000	96,819
Guangzhou R&F Properties
Company, Ltd., H Shares	128,300	200,064
Hang Lung Group, Ltd.	134,000	372,177
Hang Lung Properties, Ltd.	304,000	617,209
Henderson Land Development
Company, Ltd.	198,706	1,024,867
HFF, Inc., Class A	4,516	182,446
Highwealth Construction Corp.	86,687	132,355
Hongkong Land Holdings, Ltd.	174,900	1,141,268
Hulic Company, Ltd.	46,000	421,011
Hysan Development Company, Ltd.	93,557	448,338
IOI Properties Group BHD	58,633	22,879
Jiayuan International Group, Ltd.	126,000	226,046
Jones Lang LaSalle, Inc.	12,304	1,761,933
Kaisa Group Holdings, Ltd. (B)	282,000	91,095

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Kennedy-Wilson Holdings, Inc.	15,003	$293,909
Kerry Properties, Ltd.	98,768	340,441
KWG Group Holdings, Ltd. (B)	168,000	150,853
Land & Houses PCL	378,100	116,502
LendLease Group	98,043	910,649
Logan Property Holdings Company, Ltd.	180,000	212,093
Longfor Group Holdings, Ltd.	192,900	546,700
Marcus & Millichap, Inc. (B)	2,336	85,241
Megaworld Corp.	2,526,300	217,528
Mitsubishi Estate Company, Ltd.	185,200	2,972,763
Mitsui Fudosan Company, Ltd.	139,704	3,348,835
Multiplan Empreendimentos
Imobiliarios SA	29,001	174,077
NEPI Rockcastle PLC	68,062	539,858
New World Development Company, Ltd.	920,257	1,243,283
Newmark Group, Inc., Class A	3,135	26,334
Nomura Real Estate Holdings, Inc.	19,600	387,267
Pakuwon Jati Tbk PT	385,600	15,931
RE/MAX Holdings, Inc., Class A	2,194	72,336
Realogy Holdings Corp. (C)	33,510	645,403
Redfin Corp. (B)(C)	9,640	163,494
Robinsons Land Corp.	463,300	180,664
Ruentex Development Company, Ltd.	64,080	102,162
Shanghai Lujiazui Finance & Trade Zone
Development Company, Ltd.,
B Shares	110,826	149,973
Shenzhen Investment, Ltd.	422,000	138,039
Shimao Property Holdings, Ltd.	155,200	386,482
Shui On Land, Ltd.	461,500	109,547
Sime Darby Property BHD	91,600	21,857
Sino Land Company, Ltd.	495,075	854,662
Sino-Ocean Group Holding, Ltd.	406,058	182,563
SM Prime Holdings, Inc.	2,284,600	1,515,096
SOHO China, Ltd. (B)	269,100	100,786
SP Setia BHD Group	44,100	22,700
Sumitomo Realty & Development
Company, Ltd.	55,883	2,074,375
Sun Hung Kai Properties, Ltd.	239,500	3,423,953
Sunac China Holdings, Ltd.	314,600	1,055,881
Swire Pacific, Ltd., Class A	74,000	820,551
Swire Properties, Ltd.	175,800	613,925
Swiss Prime Site AG (B)	10,665	881,302
Tejon Ranch Company (B)	2,749	49,674
The RMR Group, Inc., Class A	812	52,488
The St. Joe Company (B)	4,451	66,765
The Wharf Holdings, Ltd.	184,125	494,234
Tokyo Tatemono Company, Ltd.	30,800	351,305
Tokyu Fudosan Holdings Corp.	95,100	534,186
UOL Group, Ltd.	33,800	151,146
Vonovia SE	64,044	3,113,698
Wharf Real Estate Investment
Company, Ltd.	182,125	1,098,444
Wheelock & Company, Ltd.	124,000	713,545
Yuexiu Property Company, Ltd.	882,000	164,169
Yuzhou Properties Company, Ltd.	224,000	98,836
		61,121,745
		250,210,757
Utilities – 2.8%
Electric utilities – 1.4%
ALLETE, Inc.	19,996	1,627,274
Alliant Energy Corp.	29,922	1,358,160
American Electric Power Company, Inc.	62,585	4,865,358
AusNet Services	294,455	333,341
Centrais Eletricas Brasileiras SA (B)	24,000	151,787
CEZ AS	17,155	409,263
Chubu Electric Power Company, Inc.	94,900	1,424,941
CK Infrastructure Holdings, Ltd.	98,500	749,890
CLP Holdings, Ltd.	245,500	2,710,101
Duke Energy Corp.	90,384	8,005,311
Edison International	41,368	2,288,478
EDP - Energias de Portugal SA	416,589	1,457,402
EDP - Energias do Brasil SA	31,332	110,943
El Paso Electric Company	4,867	269,388
Electricite de France SA	106,030	1,749,407
Emera, Inc.	10,536	353,671
Endesa SA	12,104	270,423
Enel Americas SA	4,512,728	780,965
Enel Chile SA	4,444,758	432,188
Enel SpA	420,788	2,289,109
Entergy Corp.	22,844	1,988,799
Equatorial Energia SA	17,478	328,436
Evergy, Inc.	34,492	2,047,790
Eversource Energy	40,369	2,758,817
Exelon Corp.	122,815	5,697,388
FirstEnergy Corp.	61,517	2,327,188
Fortis, Inc.	67,188	2,333,742
Fortum OYJ	70,436	1,470,814
Hawaiian Electric Industries, Inc.	29,418	1,127,298
HK Electric Investments & HK Electric
Investments, Ltd.	378,000	362,676
Hydro One, Ltd. (A)	55,297	818,228
Iberdrola SA	228,781	1,711,471
IDACORP, Inc.	19,600	1,925,504
Interconexion Electrica SA ESP	81,312	325,349
Korea Electric Power Corp.	33,050	875,855
Kyushu Electric Power Company, Inc.	58,600	688,269
Manila Electric Company	50,270	369,289
MGE Energy, Inc.	4,076	269,383
NextEra Energy, Inc.	60,044	10,910,595
OGE Energy Corp.	53,966	2,138,133
Orsted A/S (A)	37,716	2,458,982
Otter Tail Corp.	4,586	224,347
PG&E Corp. (B)	66,460	1,753,215
PGE Polska Grupa Energetyczna SA (B)	229,699	710,190
Pinnacle West Capital Corp.	14,266	1,274,810
PNM Resources, Inc.	31,074	1,343,018
Portland General Electric Company	10,635	512,075
Power Assets Holdings, Ltd.	207,000	1,404,625
PPL Corp.	88,899	2,719,420
Red Electrica Corp. SA	16,007	345,513
SSE PLC	157,384	2,206,464
Tenaga Nasional BHD	81,436	277,896
Terna Rete Elettrica Nazionale SpA	67,774	379,851
The Chugoku Electric Power
Company, Inc.	42,300	534,555
The Kansai Electric Power
Company, Inc.	110,100	1,652,970
The Southern Company	128,418	6,078,024
Tohoku Electric Power Company, Inc.	66,500	870,482
Tokyo Electric Power Company
Holdings, Inc. (B)	227,200	1,381,354
Xcel Energy, Inc.	64,776	3,397,501
		101,637,716
Gas utilities – 0.4%
AltaGas, Ltd. (C)	44,407	482,957
APA Group	199,277	1,285,801
Atmos Energy Corp.	30,046	2,874,501
Beijing Enterprises Holdings, Ltd.	64,714	381,165
Chesapeake Utilities Corp.	1,917	164,939
China Gas Holdings, Ltd.	224,400	772,363

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
China Resources Gas Group, Ltd.	114,700	$464,821
ENN Energy Holdings, Ltd.	97,900	880,938
Hong Kong & China Gas Company, Ltd.	1,377,990	2,782,338
Infraestructura Energetica Nova SAB
de CV	138,035	523,758
Korea Gas Corp. (B)	3,622	165,088
National Fuel Gas Company	23,223	1,250,559
Naturgy Energy Group SA	13,262	328,549
New Jersey Resources Corp.	34,164	1,657,979
Northwest Natural Holding Company	3,440	228,175
ONE Gas, Inc.	20,316	1,728,688
Osaka Gas Company, Ltd.	58,100	1,060,536
Perusahaan Gas Negara Persero Tbk PT	244,169	33,558
Petronas Gas BHD	18,599	84,428
RGC Resources, Inc.	1,243	34,294
South Jersey Industries, Inc. (C)	10,261	320,143
Southwest Gas Holdings, Inc.	19,106	1,504,980
Spire, Inc.	5,802	457,836
Toho Gas Company, Ltd.	11,445	463,915
Tokyo Gas Company, Ltd.	60,600	1,562,667
Towngas China Company, Ltd. (B)	122,000	95,279
UGI Corp.	46,976	2,698,771
		24,289,026
Independent power and renewable electricity producers – 0.1%
Aboitiz Power Corp.	332,000	201,064
AES Corp.	84,768	1,313,056
Atlantic Power Corp. (B)	17,249	37,775
CGN Power Company, Ltd., H
Shares (A)	1,351,200	335,640
China Longyuan Power Group Corp.,
Ltd., H Shares	408,500	322,485
China Power International
Development, Ltd.	563,000	131,993
China Resources Power Holdings
Company, Ltd.	245,132	465,761
Clearway Energy, Inc., Class A	4,336	78,178
Clearway Energy, Inc., Class C	8,297	151,503
Colbun SA	1,249,432	258,510
Datang International Power Generation
Company, Ltd., H Shares	388,000	95,629
Electric Power Development
Company, Ltd.	22,900	589,955
Electricity Generating PCL	4,200	30,683
Electricity Generating PCL, Foreign
Quota Shares	12,900	94,241
Engie Brasil Energia SA	16,947	188,562
Glow Energy PCL	14,100	37,327
Glow Energy PCL, Foreign Quota Shares	49,600	131,307
Huadian Power International Corp., Ltd.,
H Shares	210,000	90,307
Huaneng Power International, Inc.,
H Shares	542,464	339,388
Huaneng Renewables Corp., Ltd.,
H Shares	616,400	194,810
Meridian Energy, Ltd.	138,459	315,030
NRG Energy, Inc.	38,514	1,480,093
Ormat Technologies, Inc.	4,857	272,429
Pattern Energy Group, Inc., Class A	9,990	206,693
TerraForm Power, Inc., Class A	8,865	101,948
Uniper SE	26,399	679,312
		8,143,679
Multi-utilities – 0.8%
AGL Energy, Ltd.	111,689	1,540,947
Ameren Corp.	31,090	2,133,396
Atco, Ltd., Class I	13,112	400,964
Avista Corp.	7,779	404,664
Black Hills Corp.	20,872	1,381,935
Canadian Utilities, Ltd., Class A	21,920	516,716
CenterPoint Energy, Inc.	62,192	1,741,998
Centrica PLC	869,515	1,531,792
CMS Energy Corp.	35,941	1,872,167
Consolidated Edison, Inc.	39,466	3,171,093
Dominion Energy, Inc.	82,914	6,177,093
DTE Energy Company	23,052	2,760,246
E.ON SE	291,791	2,982,698
Engie SA	330,304	4,655,865
Innogy SE (A)	18,116	829,475
MDU Resources Group, Inc.	52,963	1,401,931
National Grid PLC	521,026	5,561,953
NiSource, Inc.	46,459	1,227,447
NorthWestern Corp.	19,576	1,252,081
Public Service Enterprise Group, Inc.	64,289	3,593,755
RWE AG	68,734	1,490,348
SCANA Corp.	18,494	862,930
Sempra Energy	34,673	3,995,023
Suez	66,847	995,927
Unitil Corp.	1,789	90,702
Vectren Corp.	22,448	1,611,991
Veolia Environnement SA	96,431	2,054,834
WEC Energy Group, Inc.	39,975	2,897,388
YTL Corp. BHD	92,697	24,859
		59,162,218
Water utilities – 0.1%
Aguas Andinas SA, Class A	398,509	233,843
American States Water Company	4,304	288,712
American Water Works Company, Inc.	23,019	2,196,243
Aqua America, Inc.	48,071	1,648,355
AquaVenture Holdings, Ltd. (B)	1,688	31,701
Artesian Resources Corp., Class A	1,237	44,977
Beijing Enterprises Water
Group, Ltd. (B)	730,800	424,799
Cadiz, Inc. (B)(C)	3,114	33,725
California Water Service Group	5,762	263,439
Cia de Saneamento Basico do Estado de
Sao Paulo	36,498	266,584
Connecticut Water Service, Inc.	1,449	100,821
Consolidated Water Company, Ltd.	2,440	30,232
Guangdong Investment, Ltd.	377,280	729,279
Middlesex Water Company	1,924	99,740
Pure Cycle Corp. (B)	2,572	27,006
Severn Trent PLC	36,349	850,388
SJW Group	2,023	113,369
The York Water Company	1,799	59,583
United Utilities Group PLC	104,907	1,020,251
		8,463,047
		201,695,686
TOTAL COMMON STOCKS (Cost $6,727,182,736)		$6,852,313,367
PREFERRED SECURITIES – 0.4%
Communication services – 0.0%
Diversified telecommunication services – 0.0%
Telefonica Brasil SA	47,754	568,393
Media – 0.0%
GCI Liberty, Inc., 7.000% (C)	974	23,473
		591,866

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
PREFERRED
SECURITIES (continued)
Consumer discretionary – 0.1%
Auto components – 0.0%
Schaeffler AG	22,544	$195,073
Automobiles – 0.1%
Bayerische Motoren Werke AG	7,278	530,751
Hyundai Motor Company	3,172	186,223
Hyundai Motor Company, 2nd Preferred	4,936	308,001
Porsche Automobil Holding SE	20,439	1,313,485
Volkswagen AG	24,598	4,174,944
		6,513,404
Multiline retail – 0.0%
Lojas Americanas SA	77,626	396,012
		7,104,489
Consumer staples – 0.1%
Beverages – 0.0%
Embotelladora Andina SA, B Shares	43,357	154,305
Food and staples retailing – 0.0%
Cia Brasileira de Distribuicao	16,800	362,626
Household products – 0.1%
Henkel AG & Company KGaA	23,652	2,741,356
Personal products – 0.0%
Amorepacific Corp.	1,201	96,726
LG Household & Health Care, Ltd.	275	164,552
		261,278
		3,519,565
Energy – 0.0%
Oil, gas and consumable fuels – 0.0%
Petroleo Brasileiro SA	416,233	2,742,934
Financials – 0.2%
Banks – 0.2%
Banco Bradesco SA	355,839	3,541,469
Bancolombia SA	82,484	821,779
Grupo Aval Acciones y Valores SA	680,423	217,761
Itau Unibanco Holding SA	514,267	4,791,131
Itausa - Investimentos Itau SA	469,259	1,497,447
		10,869,587
Diversified financial services – 0.0%
Grupo de Inversiones Suramericana SA	21,778	205,928
		11,075,515
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG	4,703	599,949
Information technology – 0.0%
Technology hardware, storage and peripherals – 0.0%
Samsung Electronics Company, Ltd.	109,820	3,321,436
Materials – 0.0%
Chemicals – 0.0%
Braskem SA, A Shares	18,383	257,680
FUCHS PETROLUB SE	9,086	376,725
LG Chem, Ltd.	994	173,811
Sociedad Quimica y Minera de Chile
SA, B Shares	18,693	826,617
		1,634,833
Metals and mining – 0.0%
Gerdau SA	109,583	439,043
		2,073,876
Utilities – 0.0%
Electric utilities – 0.0%
Centrais Eletricas Brasileiras SA, B
Shares (B)	23,279	170,697
Cia Energetica de Minas Gerais	92,848	305,439
		476,136
TOTAL PREFERRED SECURITIES (Cost $31,909,989)		$31,505,766

EXCHANGE-TRADED FUNDS – 1.8%
iShares MSCI India ETF	2,525,585	84,228,260
iShares MSCI Russia ETF (C)	204,794	6,848,311
KraneShares Bosera MSCI China A ETF	168,538	4,427,493
VanEck Vectors Russia ETF (C)	1,791,095	36,627,893
TOTAL EXCHANGE-TRADED FUNDS (Cost $134,401,081)		$132,131,957

RIGHTS – 0.0%
Community Health Systems, Inc. (B)(E)	70,775	99
TOTAL RIGHTS (Cost $4,600)		$99

WARRANTS – 0.0%
BTS Group Holdings PCL (B)(E)	56,833	273
TOTAL WARRANTS (Cost $0)		$273

SECURITIES LENDING COLLATERAL – 1.0%
John Hancock Collateral Trust,
2.3749% (F)(G)	7,076,407	70,782,470
TOTAL SECURITIES LENDING COLLATERAL (Cost
$70,782,404)		$70,782,470

SHORT-TERM INVESTMENTS – 3.5%
U.S. Government Agency – 2.9%
Federal Home Loan Bank Discount Note
2.185%, 01/02/2019 *	$26,000,000	25,948,858
2.195%, 12/07/2018 *	28,000,000	27,992,944
2.195%, 12/17/2018 *	15,000,000	14,986,755
2.240%, 01/08/2019 *	74,000,000	73,825,360
2.280%, 01/09/2019 *	50,000,000	49,878,700
2.285%, 01/10/2019 *	15,000,000	14,962,635
2.315%, 01/17/2019 *	5,000,000	4,985,250
		212,580,502
Repurchase agreement – 0.6%
Repurchase Agreement with State Street
Corp. dated 11-30-18 at 1.050% to be
repurchased at $46,897,103 on
12-3-18, collateralized by $48,795,000
U.S. Treasury Notes, 2.125% due
12-31-22 (valued at $47,836,764,
including interest)	46,893,000	46,893,000
TOTAL SHORT-TERM INVESTMENTS (Cost $259,465,962)		$259,473,502
Total Investments (Strategic Equity Allocation Fund)
(Cost $7,223,746,772) – 101.1%		$7,346,207,434
Other assets and liabilities, net – (1.1%)		(82,772,560)
TOTAL NET ASSETS – 100.0%		$7,263,434,874

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $66,252,351.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 11-30-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	74	Long	Dec 2018	$5,635,338	$5,569,610	$(65,728)
E-Mini Russell 2000 Index Futures	133	Long	Dec 2018	10,168,615	10,205,090	36,475
MSCI EAFE Index Futures	641	Long	Dec 2018	57,901,007	58,212,415	311,408
MSCI Emerging Markets Index Futures	381	Long	Dec 2018	18,301,544	19,042,380	740,836
S&P 500 Index E-Mini Futures	1,003	Long	Dec 2018	142,702,884	138,328,745	(4,374,139)
S&P Mid 400 Index E-Mini Futures	82	Long	Dec 2018	15,217,381	15,411,900	194,519
S&P/TSX 60 Index Futures	41	Long	Dec 2018	5,493,009	5,632,891	139,882
						$(3,016,747)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
JPY	447,580,787	USD	3,950,582	Citibank N.A.	12/4/2018	—	($7,660)
JPY	12,014,971,191	USD	106,829,181	Toronto Dominion Bank	12/21/2018	—	(808,150)
SGD	81,232	USD	59,243	Citibank N.A.	12/4/2018	—	(32)
USD	40,464,094	CAD	53,746,028	Citibank N.A.	12/3/2018	$12,486	—
USD	107,901,781	JPY	12,014,971,191	Canadian Imperial Bank of Commerce	12/21/2018	1,880,750	—
USD	358,890	TRY	1,859,914	Citibank N.A.	12/3/2018	2,175	—
ZAR	251,500,357	USD	18,436,614	Citibank N.A.	12/4/2018	—	(289,208)
						$1,895,411	($1,105,050)

Derivatives Currency Abbreviations

CAD	Canadian Dollar
JPY	Japanese Yen
SGD	Singapore Dollar
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Total Return Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 80.6%
U.S. Government – 17.6%
U.S. Treasury Bonds
2.500%, 02/15/2045	$20,300,000	$17,423,902
2.875%, 05/15/2043 (A)	10,800,000	10,026,703
3.000%, 11/15/2044 to 02/15/2048	31,700,000	29,974,547
3.125%, 02/15/2043 (A)	7,600,000	7,378,828
3.125%, 08/15/2044	44,000,000	42,669,687
3.375%, 05/15/2044	13,700,000	13,874,996
3.625%, 08/15/2043 to 02/15/2044	12,300,000	12,975,539
3.750%, 11/15/2043	14,900,000	16,036,125
4.250%, 05/15/2039	1,500,000	1,735,313
4.375%, 05/15/2040 (A)	3,600,000	4,232,391
4.500%, 08/15/2039	2,400,000	2,866,313
4.625%, 02/15/2040	2,100,000	2,549,613
U.S. Treasury Notes
1.875%, 07/31/2022 to 08/31/2022 (A)	20,600,000	19,902,829
2.000%, 10/31/2022 (A)	800,000	775,094
2.125%, 09/30/2024 (A)	14,600,000	14,002,313
2.250%, 08/15/2027	32,400,000	30,574,969
2.375%, 05/15/2027	28,400,000	27,138,641
		254,137,803
U.S. Government Agency – 63.0%
Federal Home Loan Mortgage Corp.
3.000%, TBA (B)	17,000,000	16,207,773
3.500%, TBA (B)	10,000,000	9,808,594
4.000%, TBA (B)	24,000,000	24,143,438
4.000%, 05/01/2029 to 09/01/2035	407,394	416,179

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
4.375%, (1 Year CMT + 2.701%),
01/01/2029 (C)		$12,004	$12,460
4.418%, (12 month LIBOR +
1.792%), 06/01/2034 (C)		27,395	28,700
4.500%, TBA (B)		11,000,000	11,310,234
4.500%, 10/01/2025 to 10/01/2041		233,147	242,154
4.676%, (12 month LIBOR +
1.801%), 11/01/2035 (C)		21,817	22,817
5.500%, 04/01/2035 to 01/01/2040		700,813	757,786
6.000%, 08/01/2022 to 05/01/2040		9,142,880	10,074,931
Federal National Mortgage Association
2.310%, 08/01/2022		3,126,860	3,042,513
2.640%, 06/01/2022		3,601,581	3,549,064
2.870%, 09/01/2027		3,010,680	2,855,717
2.940%, 07/01/2022		1,441,603	1,433,976
3.000%, TBA (B)		161,000,000	154,321,486
3.000%, 04/01/2022 to 05/01/2022		84,861	84,723
3.146%, (12 month Treasury Average
Index + 1.200%), 06/01/2043 (C)		216,614	218,555
3.155%, 05/01/2022		4,967,800	4,973,690
3.330%, 11/01/2021		298,728	300,487
3.346%, (12 month Treasury Average
Index + 1.400%), 10/01/2040 (C)		21,338	21,596
3.383%, (12 month LIBOR +
1.564%), 01/01/2035 (C)		27,302	28,372
3.500%, TBA (B)		244,000,000	239,354,474
3.500%, 01/01/2021 to 10/01/2030		1,850,488	1,864,659
3.766%, (12 month LIBOR +
1.297%), 11/01/2034 (C)		35,165	35,849
3.783%, (12 month Treasury Average
Index + 1.786%), 11/01/2035 (C)		51,624	53,113
3.917%, (12 month LIBOR +
1.505%), 05/01/2035 (C)		73,758	76,388
4.000%, TBA (B)		297,500,000	299,167,851
4.000%, 02/01/2024 to 08/01/2041		4,615,053	4,709,032
4.035%, (COFI + 1.254%),
05/01/2036 (C)		183,135	185,590
4.050%, (1 Year CMT + 2.175%),
03/01/2035 (C)		4,597	4,838
4.207%, (1 Year CMT + 2.239%),
01/01/2036 (C)		2,818,078	2,966,789
4.303%, (12 month LIBOR +
1.678%), 05/01/2035 (C)		24,682	25,735
4.369%, (1 Year CMT + 2.181%),
09/01/2035 (C)		491,719	517,535
4.389%, (12 month LIBOR +
1.715%), 06/01/2035 (C)		111,963	117,429
4.500%, TBA (B)		14,000,000	14,395,937
4.500%, 03/01/2019 to 07/01/2042		5,355,960	5,546,091
4.515%, (12 month LIBOR +
1.777%), 07/01/2034 (C)		33,977	35,527
4.542%, (12 month LIBOR +
1.736%), 09/01/2035 (C)		35,524	37,127
5.000%, 03/01/2023 to 05/01/2041		1,404,366	1,479,862
5.500%, 03/01/2021 to 09/01/2041		24,368,104	26,305,485
6.000%, TBA (B)		1,000,000	1,076,320
6.000%, 03/01/2021 to 05/01/2041		7,958,460	8,781,239
6.500%, 03/01/2036 to 11/01/2037		4,060	4,545
Government National
Mortgage Association
3.000%, 12/15/2044		530,577	513,374
3.125%, (1 Year CMT + 1.500%),
10/20/2029 to 11/20/2029 (C)		75,650	77,222
3.375%, (1 Year CMT + 1.500%),
02/20/2024 to 02/20/2032 (C)		143,084	145,716
3.500%, TBA (B)		21,000,000	20,762,813
3.625%, (1 Year CMT + 1.500%),
05/20/2023 to 05/20/2030 (C)		59,077	59,754
3.750%, (1 Year CMT + 1.500%),
09/20/2021 (C)		4,575	4,593
4.000%, TBA (B)		14,500,000	14,661,993
4.000%, 10/20/2044		47,012	47,879
5.000%, TBA (B)		13,000,000	13,528,780
5.000%, 10/15/2033 to 09/15/2040		6,209,118	6,613,314
U.S. Small Business Administration
5.130%, 09/01/2023		10,136	10,416
5.520%, 06/01/2024		201,389	207,224
			907,229,738
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $1,176,665,629)			$1,161,367,541

FOREIGN GOVERNMENT OBLIGATIONS – 3.7%
Argentina – 0.5%
Republic of Argentina
6.250%, 04/22/2019		6,850,000	6,904,800
Canada – 0.8%
Province of Ontario
1.650%, 09/27/2019		5,500,000	5,447,295
3.150%, 06/02/2022	CAD	1,400,000	1,072,900
4.400%, 04/14/2020		$800,000	814,931
Province of Quebec
3.500%, 07/29/2020		1,000,000	1,008,523
3.500%, 12/01/2022	CAD	600,000	466,791
4.250%, 12/01/2021		2,800,000	2,212,372
			11,022,812
Greece – 0.3%
Republic of Greece
4.750%, 04/17/2019 (D)	EUR	3,700,000	4,246,107
Japan – 1.3%
Japan Bank for International Cooperation
2.875%, 07/21/2027		$6,600,000	6,295,588
Japan Finance Organization
for Municipalities
2.625%, 04/20/2022 (D)		7,000,000	6,832,637
3.375%, 09/27/2023 (D)		6,500,000	6,507,062
			19,635,287
Qatar – 0.8%
Government of Qatar
4.500%, 04/23/2028 (D)		6,000,000	6,123,246
5.103%, 04/23/2048 (D)		5,700,000	5,778,489
			11,901,735
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$55,931,972)			$53,710,741

CORPORATE BONDS – 49.3%
Communication services – 1.4%
AT&T, Inc. (3 month LIBOR + 0.950%)
3.386%, 07/15/2021 (C)		5,500,000	5,529,948
Charter Communications Operating LLC
3.579%, 07/23/2020		5,000,000	4,981,513
4.464%, 07/23/2022		4,600,000	4,607,351

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Discovery Communications LLC
5.625%, 08/15/2019		$300,000	$304,563
Verizon Communications, Inc.
3.376%, 02/15/2025		4,658,000	4,482,939
			19,906,314
Consumer discretionary – 6.0%
Amazon.com, Inc.
3.150%, 08/22/2027		3,900,000	3,705,135
Daimler Finance North America LLC
2.300%, 02/12/2021 (D)		4,000,000	3,879,393
3.100%, 05/04/2020 (D)		5,700,000	5,662,529
3.350%, 05/04/2021 (D)		5,700,000	5,629,291
Daimler Finance North America LLC (3
month LIBOR + 0.430%) 3.048%,
02/12/2021 (C)(D)		3,800,000	3,785,028
eBay, Inc.
2.750%, 01/30/2023		5,470,000	5,199,257
Ford Motor Credit Company LLC
2.343%, 11/02/2020		5,200,000	4,988,929
2.597%, 11/04/2019		4,100,000	4,051,116
Ford Motor Credit Company LLC (3
month LIBOR + 0.930%) 3.296%,
09/24/2020 (C)		6,500,000	6,401,330
General Motors Financial Company, Inc.
3.150%, 01/15/2020		4,300,000	4,270,690
3.200%, 07/13/2020		3,300,000	3,264,503
General Motors Financial Company, Inc.
(3 month LIBOR + 0.930%) 3.366%,
04/13/2020 (C)		4,600,000	4,596,242
McDonald’s Corp. (3 month LIBOR +
0.430%) 2.939%, 10/28/2021 (C)		5,600,000	5,589,075
Sands China, Ltd.
4.600%, 08/08/2023 (D)		5,800,000	5,706,191
5.125%, 08/08/2025 (D)		5,800,000	5,673,784
Volkswagen Group of America
Finance LLC
4.000%, 11/12/2021 (D)		4,300,000	4,288,244
Volkswagen Group of America
Finance LLC (3 month LIBOR +
0.770%) 3.388%, 11/13/2020 (C)(D)		3,600,000	3,591,417
Volkswagen Group of America
Finance LLC (3 month LIBOR +
0.940%) 3.558%, 11/12/2021 (C)(D)		4,300,000	4,274,996
Wynn Las Vegas LLC
5.500%, 03/01/2025 (D)		2,800,000	2,667,000
			87,224,150
Consumer staples – 1.2%
BAT Capital Corp.
2.764%, 08/15/2022		3,600,000	3,409,775
3.557%, 08/15/2027		5,500,000	4,899,464
Campbell Soup Company
4.250%, 04/15/2021		500,000	504,312
Keurig Dr. Pepper, Inc.
4.057%, 05/25/2023 (D)		5,700,000	5,620,782
Reckitt Benckiser Treasury Services PLC
2.375%, 06/24/2022 (D)		3,700,000	3,531,325
			17,965,658
Energy – 1.4%
Andeavor Logistics LP
5.500%, 10/15/2019		1,695,000	1,716,188
Enbridge, Inc. (3 month LIBOR +
0.700%) 3.034%, 06/15/2020 (C)		5,300,000	5,299,980
Kerr-McGee Corp.
6.950%, 07/01/2024		2,363,000	2,621,648
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 12/01/2021 (D)		2,115,000	2,051,571
Odebrecht Drilling Norbe VIII/IX, Ltd.
(7.350% Cash or 6.350% PIK)
7.350%, 12/01/2026 (D)		4,063,273	2,326,264
Odebrecht Offshore Drilling
Finance, Ltd.
6.720%, 12/01/2022 (D)		116,224	108,670
Odebrecht Offshore Drilling
Finance, Ltd. (1.000% Cash or
6.720% PIK) 7.720%, 12/01/2026 (D)		401,936	112,542
Odebrecht Oil & Gas Finance, Ltd.
0.000%, 12/31/2018 (D)(E)		2,223,425	26,192
ONEOK Partners LP
8.625%, 03/01/2019		2,900,000	2,935,843
Petrobras Global Finance BV
6.125%, 01/17/2022		2,409,000	2,470,959
			19,669,857
Financials – 27.7%
AIB Group PLC
4.750%, 10/12/2023 (D)		5,400,000	5,309,108
Ambac LSNI LLC (3 month LIBOR +
5.000%) 7.396%, 02/12/2023 (C)(D)		5,208,570	5,247,634
American Express Company
3.375%, 05/17/2021		5,600,000	5,564,873
American International Group, Inc.
6.400%, 12/15/2020		1,900,000	1,997,532
Banco do Brasil SA
6.000%, 01/22/2020 (D)		2,800,000	2,865,828
Bank of America Corp.
3.300%, 01/11/2023		3,400,000	3,315,641
Bank of America Corp. (3 month LIBOR
+ 0.790%) 3.106%, 03/05/2024 (C)		3,400,000	3,342,981
Bank of America Corp. (3 month LIBOR
+ 1.000%) 3.487%, 04/24/2023 (C)		4,400,000	4,394,723
Bank of America Corp. (3.864% to
7-23-23, then 3 month LIBOR +
0.940%) 07/23/2024		5,800,000	5,744,278
Barclays Bank PLC (14.000% to
6-15-19, then 3 month GBP LIBOR +
13.400%) 06/15/2019 (E)	GBP	600,000	806,387
Barclays PLC (3 month LIBOR +
1.625%) 4.039%, 01/10/2023 (C)		$4,600,000	4,569,556
Barclays PLC (5 Year U.S. Swap Rate +
4.842%) 3.200%, 08/10/2021		5,700,000	5,527,529
Barclays PLC (6.500% to 9-15-19, then
5 Year Euro Swap Rate + 5.875%)
09/15/2019 (E)	EUR	1,800,000	2,009,822
Barclays PLC (7.000% to 9-15-19, then
5 Year British Pound Swap Rate +
5.084%) 09/15/2019 (E)	GBP	1,800,000	2,244,044
Barclays PLC (7.750% to 9-15-23, then
5 Year U.S. Swap Rate + 4.842%)
09/15/2023 (E)		$5,500,000	5,119,840
Barclays PLC (7.875% to 9-15-22, then
5 Year British Pound Swap Rate +
6.099%) 09/15/2022 (E)	GBP	4,300,000	5,457,941
BBVA Bancomer SA
6.500%, 03/10/2021 (D)		$1,500,000	1,531,500
Blackstone CQP Holdco LP
6.000%, 08/18/2021 (D)		4,600,000	4,594,597
6.500%, 03/20/2021 (D)		11,800,000	11,448,776
BPCE SA
4.000%, 09/12/2023 (D)		4,600,000	4,508,285

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Capital One Financial Corp.
2.400%, 10/30/2020		$5,800,000	$5,663,696
4.250%, 04/30/2025		5,000,000	4,925,036
Capital One Financial Corp. (3 month
LIBOR + 0.450%) 2.970%,
10/30/2020 (C)		5,800,000	5,787,599
Carlyle Finance LLC
5.650%, 09/15/2048 (D)		2,460,000	2,380,678
Citibank N.A.
3.400%, 07/23/2021		5,800,000	5,763,698
Citigroup, Inc.
2.700%, 10/27/2022		200,000	190,994
2.750%, 04/25/2022		4,600,000	4,424,234
2.900%, 12/08/2021		5,000,000	4,861,214
Citigroup, Inc. (3 month LIBOR +
0.960%) 3.450%, 04/25/2022 (C)		4,600,000	4,594,856
Compass Bank
3.500%, 06/11/2021		5,600,000	5,524,097
Corp. Financiera de Desarrollo SA
3.250%, 07/15/2019 (D)		4,100,000	4,090,980
Credit Suisse Group Funding
Guernsey, Ltd.
3.450%, 04/16/2021		3,150,000	3,123,602
3.750%, 03/26/2025		5,800,000	5,499,818
3.800%, 09/15/2022 to 06/09/2023		7,900,000	7,742,427
Deutsche Bank AG
3.300%, 11/16/2022		4,600,000	4,289,147
3.950%, 02/27/2023		4,200,000	3,947,824
4.250%, 10/14/2021		4,600,000	4,488,116
Deutsche Bank AG (3 month LIBOR +
0.970%) 3.406%, 07/13/2020 (C)		3,700,000	3,640,060
Deutsche Bank AG (3 month LIBOR +
1.910%) 4.528%, 05/10/2019 (C)		4,600,000	4,599,998
Enel Finance International NV
4.250%, 09/14/2023 (D)		4,250,000	4,069,847
GE Capital European Funding Unlimited
Company (3 month EURIBOR +
0.380%) 0.063%, 01/21/2020 (C)	EUR	900,000	995,424
GE Capital International Funding
Company Unlimited Company
2.342%, 11/15/2020		$1,900,000	1,806,045
Goodman US Finance Three LLC
3.700%, 03/15/2028 (D)		5,000,000	4,661,993
HSBC Holdings PLC
3.400%, 03/08/2021		5,300,000	5,240,615
HSBC Holdings PLC (3 month LIBOR +
2.240%) 4.567%, 03/08/2021 (C)		4,100,000	4,228,798
Jefferies Finance LLC
7.375%, 04/01/2020 (D)		3,500,000	3,513,125
JPMorgan Chase & Co.
2.400%, 06/07/2021		4,400,000	4,274,267
2.750%, 06/23/2020		4,600,000	4,561,720
JPMorgan Chase Bank N.A. (3.086% to
4-26-20, then 3 month LIBOR +
0.350%) 04/26/2021		6,300,000	6,261,167
Lloyds Bank PLC
2.400%, 03/17/2020		1,500,000	1,477,328
Lloyds Bank PLC (12.000% to 12-16-24,
then 3 month LIBOR + 11.756%)
12/16/2024 (D)(E)		4,220,000	4,968,658
Lloyds Banking Group PLC
4.375%, 03/22/2028		5,800,000	5,450,082
Lloyds Banking Group PLC (3 month
LIBOR + 0.800%) 3.153%,
06/21/2021 (C)		4,600,000	4,589,314
Lloyds Banking Group PLC (7.000% to
6-27-19, then 5 Year British Pound
Swap Rate + 5.060%) 06/27/2019 (E)	GBP	3,100,000	3,924,493
LoanCore Capital Markets LLC
6.875%, 06/01/2020 (D)		$5,200,000	5,213,000
Mitsubishi UFJ Financial Group, Inc.
3.455%, 03/02/2023		3,600,000	3,560,417
Mitsubishi UFJ Financial Group, Inc. (3
month LIBOR + 1.880%) 4.201%,
03/01/2021 (C)		2,057,000	2,114,507
Morgan Stanley (3 month LIBOR +
1.180%) 3.649%, 01/20/2022 (C)		1,000,000	1,003,132
Morgan Stanley (3.737% to 4-24-23,
then 3 month LIBOR + 0.847%)
04/24/2024		700,000	689,242
National Australia Bank, Ltd.
2.250%, 03/16/2021 (D)		4,700,000	4,598,815
Nationwide Building Society (4.363% to
8-1-23, then 3 month LIBOR +
1.392%) 08/01/2024 (D)		5,100,000	4,984,967
Navient Corp.
4.875%, 06/17/2019		2,800,000	2,807,000
New York Life Global Funding
2.900%, 01/17/2024 (D)		4,500,000	4,340,601
Regions Bank (3.374% to 8-13-20, then
3 month LIBOR + 0.500%)
08/13/2021		5,600,000	5,561,000
Santander Holdings USA, Inc.
3.400%, 01/18/2023		3,900,000	3,695,279
Santander UK Group Holdings PLC
2.875%, 08/05/2021		4,200,000	4,038,044
Simon Property Group LP
2.750%, 06/01/2023		8,400,000	8,068,357
Skandinaviska Enskilda Banken AB
3.250%, 05/17/2021 (D)		4,600,000	4,569,778
Skandinaviska Enskilda Banken AB (3
month LIBOR + 0.430%) 3.070%,
05/17/2021 (C)(D)		5,600,000	5,584,734
Societe Generale SA
4.250%, 09/14/2023 (D)		5,400,000	5,309,508
Springleaf Finance Corp.
6.125%, 05/15/2022		2,300,000	2,300,000
6.875%, 03/15/2025		4,600,000	4,329,750
Sprint Spectrum Company LLC
4.738%, 03/20/2025 (D)		5,300,000	5,266,875
Standard Chartered PLC (4.247% to
1-20-22, then 3 month LIBOR +
1.150%) 01/20/2023 (D)		1,200,000	1,191,419
Sumitomo Mitsui Financial Group, Inc.
(3 month LIBOR + 1.680%) 4.007%,
03/09/2021 (C)		3,500,000	3,585,148
Sumitomo Mitsui Trust Bank, Ltd. (3
month LIBOR + 0.510%) 2.833%,
03/06/2019 (C)(D)		200,000	200,154
Svenska Handelsbanken AB
3.350%, 05/24/2021		4,600,000	4,573,266
Synchrony Bank
3.650%, 05/24/2021		5,800,000	5,676,032
The Charles Schwab Corp.
2.650%, 01/25/2023		4,600,000	4,436,488
The Goldman Sachs Group, Inc.
3.200%, 02/23/2023		4,600,000	4,450,247
3.500%, 01/23/2025		4,600,000	4,353,720

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Royal Bank of Scotland Group PLC
(4.519% to 6-25-23, then 3 month
LIBOR + 1.550%) 06/25/2024		$5,000,000	$4,869,259
The Royal Bank of Scotland Group PLC
(7.648% to 9-30-31, then 3 month
LIBOR + 2.500%) 09/30/2031 (E)		5,000,000	6,206,250
The Toronto-Dominion Bank
2.250%, 03/15/2021 (D)		1,000,000	977,444
2.500%, 01/18/2023 (D)		4,600,000	4,495,912
UBS AG (3 month LIBOR + 0.580%)
2.907%, 06/08/2020 (C)(D)		4,600,000	4,606,799
UBS AG (3 month LIBOR + 0.850%)
3.171%, 06/01/2020 (C)		300,000	301,771
UBS Group Funding Switzerland AG
3.000%, 04/15/2021 (D)		4,600,000	4,519,844
4.125%, 04/15/2026 (D)		4,900,000	4,772,469
UniCredit SpA
7.830%, 12/04/2023 (D)		7,900,000	8,061,397
Wells Fargo & Company (3 month
LIBOR + 1.230%) 3.757%,
10/31/2023 (C)		5,800,000	5,812,267
Wells Fargo & Company (3 month
LIBOR + 3.770%) 6.104%,
03/15/2019 (C)(E)		5,800,000	5,826,100
Wells Fargo Bank N.A.
3.550%, 08/14/2023		4,600,000	4,521,106
Wells Fargo Bank N.A. (3.325% to
7-23-20, then 3 month LIBOR +
0.490%) 07/23/2021		5,700,000	5,670,082
			398,304,005
Health care – 1.9%
AbbVie, Inc.
2.900%, 11/06/2022		4,200,000	4,047,080
3.375%, 11/14/2021		4,600,000	4,555,665
Allergan Funding SCS
3.450%, 03/15/2022		1,400,000	1,369,302
Allergan Sales LLC
5.000%, 12/15/2021 (D)		4,600,000	4,724,250
Baxalta, Inc.
2.875%, 06/23/2020		1,637,000	1,619,911
Becton, Dickinson and Company
2.133%, 06/06/2019		5,000,000	4,971,060
CVS Pass-Through Trust
6.943%, 01/10/2030		206,554	229,695
Endo Finance LLC
5.750%, 01/15/2022 (D)		1,750,000	1,557,500
Zimmer Biomet Holdings, Inc.
2.700%, 04/01/2020		3,800,000	3,749,203
			26,823,666
Industrials – 2.6%
AerCap Ireland Capital DAC
3.500%, 01/15/2025		5,800,000	5,317,503
4.125%, 07/03/2023		4,000,000	3,920,419
4.450%, 10/01/2025		5,800,000	5,648,177
Aviation Capital Group LLC
3.875%, 05/01/2023 (D)		5,600,000	5,498,466
ERAC USA Finance LLC
2.350%, 10/15/2019 (D)		600,000	594,534
General Electric Company (5.000% to
1-21-21, then 3 month LIBOR +
3.330%) 01/21/2021 (E)		1,000,000	795,000
International Lease Finance Corp.
8.250%, 12/15/2020		1,200,000	1,290,833
Park Aerospace Holdings, Ltd.
3.625%, 03/15/2021 (D)		2,930,000	2,856,750
Textron, Inc. (3 month LIBOR +
0.550%) 3.168%, 11/10/2020 (C)		5,700,000	5,693,117
United Technologies Corp.
3.650%, 08/16/2023		5,800,000	5,716,581
			37,331,380
Information technology – 1.2%
Broadcom Corp.
3.625%, 01/15/2024		4,600,000	4,350,527
Dell International LLC
4.420%, 06/15/2021 (D)		3,000,000	3,003,250
5.450%, 06/15/2023 (D)		4,200,000	4,294,039
DXC Technology Company (3 month
LIBOR + 0.950%) 3.271%,
03/01/2021 (C)		5,077,000	5,066,160
			16,713,976
Materials – 1.1%
Gerdau Holdings, Inc.
7.000%, 01/20/2020 (D)		1,500,000	1,556,625
Martin Marietta Materials, Inc. (3 month
LIBOR + 0.500%) 2.838%,
12/20/2019 (C)		4,000,000	3,987,525
Rio Oil Finance Trust
9.250%, 07/06/2024 (D)		520,276	555,400
9.750%, 01/06/2027 (D)		5,229,041	5,693,171
Syngenta Finance NV
4.441%, 04/24/2023 (D)		5,000,000	4,809,929
			16,602,650
Real estate – 3.1%
Alexandria Real Estate Equities, Inc.
3.950%, 01/15/2028		2,800,000	2,650,097
4.300%, 01/15/2026		3,999,000	3,949,050
Boston Properties LP
3.850%, 02/01/2023		5,200,000	5,143,666
Essex Portfolio LP
3.250%, 05/01/2023		1,600,000	1,547,561
National Retail Properties, Inc.
3.500%, 10/15/2027		5,900,000	5,515,250
Public Storage
3.094%, 09/15/2027		5,900,000	5,483,730
Realty Income Corp.
3.250%, 10/15/2022		4,600,000	4,508,973
Spirit Realty LP
4.450%, 09/15/2026		200,000	190,560
Tesco Property Finance 6 PLC
5.411%, 07/13/2044	GBP	3,280,860	4,528,739
Washington Prime Group LP
5.950%, 08/15/2024		$12,000,000	11,143,116
			44,660,742
Utilities – 1.7%
Duke Energy Corp.
3.050%, 08/15/2022		1,800,000	1,756,047
Eversource Energy
2.750%, 03/15/2022		1,300,000	1,262,974
FirstEnergy Corp.
3.900%, 07/15/2027		2,000,000	1,914,893
NextEra Energy Capital Holdings, Inc. (3
month LIBOR + 0.400%) 2.711%,
08/21/2020 (C)		6,600,000	6,591,529
Pacific Gas & Electric Company
4.250%, 08/01/2023 (D)		3,000,000	2,782,796
Southern Power Company (3 month
LIBOR + 0.550%) 2.888%,
12/20/2020 (C)(D)		3,200,000	3,180,962

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
The Chugoku Electric Power
Company, Inc.
2.701%, 03/16/2020	$1,000,000	$990,825
The Southern Company (3 month
LIBOR + 0.700%) 3.096%,
09/30/2020 (C)(D)	5,800,000	5,780,597
		24,260,623
TOTAL CORPORATE BONDS (Cost
$724,962,986)		$709,463,021

MUNICIPAL BONDS – 0.7%
Chicago Transit Authority, Series A
(Illinois)
6.300%, 12/01/2021	115,000	119,773
City of Chicago (Illinois)
5.633%, 01/01/2020	2,100,000	2,109,282
7.750%, 01/01/2042	1,600,000	1,695,616
Iowa Tobacco Settlement Authority
6.500%, 06/01/2023	485,000	491,678
University of California
6.270%, 05/15/2031	5,300,000	5,385,171
TOTAL MUNICIPAL BONDS (Cost $9,567,830)		$9,801,520

COLLATERALIZED MORTGAGE
OBLIGATIONS – 15.4%
Commercial and residential – 10.3%
Alliance Bancorp Trust
Series 2007-OA1, Class A1 (1 month
LIBOR + 0.240%)
2.521%, 07/25/2037 (C)	914,836	810,640
American Home Mortgage Investment
Trust
Series 2004-4, Class 4A (6 month
LIBOR + 2.000%)
4.796%, 02/25/2045 (C)	40,529	40,929
Banc of America Mortgage Trust
Series 2005-F, Class 2A2
4.249%, 07/25/2035 (F)	534,853	495,216
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (D)(F)	1,284,267	980,464
Series 2011-RR5, Class 12A1,
4.926%, 03/26/2037 (D)	318,056	316,140
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (D)(F)	1,385,533	1,411,613
Series 2012-RR10, Class 8A2,
4.000%, 03/26/2036 (D)(F)	361,977	360,708
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2004-8, Class 2A1,
4.188%, 11/25/2034 (F)	482,981	467,705
Series 2005-1, Class 2A1,
3.812%, 03/25/2035 (F)	1,136,978	1,103,451
Series 2003-8, Class 2A1,
3.851%, 01/25/2034 (F)	119,261	121,758
Bear Stearns ALT-A Trust
Series 2005-7, Class 22A1,
4.187%, 09/25/2035 (F)	290,214	234,752
Series 2005-8, Class 21A1,
4.259%, 10/25/2035 (F)	3,068,451	3,092,932
Bella Vista Mortgage Trust
Series 2005-1, Class 2A (1 month
LIBOR + 0.540%)
2.820%, 02/22/2035 (C)	697,346	659,330
CGMS Commercial Mortgage Trust
Series 2017-MDRA, Class A
3.656%, 07/10/2030 (D)	3,000,000	2,959,376
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class A (1 month
LIBOR + 0.850%)
3.157%, 07/15/2032 (C)(D)	5,600,000	5,597,858
Citigroup Mortgage Loan Trust
Series 2005-11, Class A1A (1 Year
CMT + 2.400%),
4.490%, 05/25/2035 (C)	132,698	133,026
Series 2005-11, Class A2A (1 Year
CMT + 2.400%),
4.820%, 10/25/2035 (C)	1,108,586	1,120,130
Series 2005-6, Class A1R (1 Year
CMT + 2.100%),
4.680%, 09/25/2035 (C)	1,285,631	1,300,534
Series 2005-6, Class A2 (1 Year CMT
+ 2.150%),
4.240%, 09/25/2035 (C)	3,785,421	3,824,613
Series 2007-10, Class 2A3A,
4.399%, 09/25/2037 (F)	1,821,821	1,746,131
Countrywide Alternative Loan Trust
Series 2004-27CB, Class A1,
6.000%, 12/25/2034	1,628,572	1,610,911
Series 2006-OC6, Class 2A2A (1
month LIBOR + 0.160%),
2.475%, 07/25/2036 (C)	205,074	195,731
Series 2006-OC7, Class 2A2A (1
month LIBOR + 0.170%),
2.485%, 07/25/2046 (C)	1,853,061	1,749,336
Series 2007-J1, Class 2A8,
6.000%, 03/25/2037	1,760,137	1,165,224
Series 2005-62, Class 2A1 (12 month
Treasury Average Index + 1.000%),
3.053%, 12/25/2035 (C)	2,200,001	1,932,105
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-22, Class A3,
4.300%, 11/25/2034 (F)	434,653	431,470
Series 2004-HYB9, Class 1A1,
3.890%, 02/20/2035 (F)	397,865	400,714
Series 2005-28, Class A4,
5.500%, 12/25/2035	881,729	762,373
Series 2005-HYB9, Class 3A2A (12
month LIBOR + 1.750%),
4.592%, 02/20/2036 (C)	88,488	76,606
Credit Suisse Commercial Mortgage
Trust
Series 2010-18, Class R
3.500%, 04/26/2038 (D)(F)	689,463	685,433
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2005-8, Class 2A1
6.000%, 09/25/2035	4,198,382	2,954,559
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class ASB
3.314%, 11/15/2049	3,000,000	2,967,741
First Horizon Mortgage Pass-Through
Trust
Series 2004-AR7, Class 4A1
4.150%, 02/25/2035 (F)	547,134	547,217

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
GS Mortgage Securities Trust
Series 2016-GS4, Class 225B,
2.994%, 11/10/2029 (D)		$3,305,000	$3,249,097
Series 2016-RENT, Class A,
3.203%, 02/10/2029 (D)		4,700,000	4,676,379
GSMPS Mortgage Loan Trust
Series 2006-RP1, Class 1AF2 (1
month LIBOR + 0.350%)
2.631%, 01/25/2036 (C)(D)		220,359	195,698
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
4.014%, 09/25/2035 (F)		3,316,025	3,371,841
Series 2005-AR7, Class 6A1,
4.440%, 11/25/2035 (F)		343,875	346,569
HarborView Mortgage Loan Trust
Series 2005-2, Class 2A1A (1 month
LIBOR + 0.440%)
2.743%, 05/19/2035 (C)		131,394	126,813
Hilton USA Trust
Series 2016-SFP, Class A
2.828%, 11/05/2035 (D)		5,800,000	5,586,956
IndyMac INDX Mortgage Loan Trust
Series 2006-R1, Class A3
3.708%, 12/25/2035 (F)		3,546,013	3,379,359
JPMorgan Alternative Loan Trust
Series 2006-S3, Class A6
6.120%, 08/25/2036		875,253	813,647
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2016-JP4, Class ASB,
3.474%, 12/15/2049 (F)		5,000,000	4,940,284
Series 2018-LAQ, Class A (1 month
LIBOR + 1.000%),
3.307%, 06/15/2032 (C)(D)		6,700,000	6,691,583
Series 2018-PHH, Class A (1 month
LIBOR + 0.910%),
3.217%, 06/15/2035 (C)(D)		5,600,000	5,585,890
JPMorgan Mortgage Trust
Series 2005-S3, Class 1A2
5.750%, 01/25/2036		55,860	43,157
Landmark Mortgage Securities No. 3
PLC
Series 3, Class A (3 month GBP
LIBOR + 0.280%)
1.090%, 04/17/2044 (C)	GBP	1,637,932	1,953,713
Merrill Lynch Alternative Note Asset
Trust
Series 2007-F1, Class 2A8
6.000%, 03/25/2037		$2,480,838	1,871,856
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A5,
4.108%, 04/25/2035 (F)		173,095	164,624
Series 2005-3, Class 4A (1 month
LIBOR + 0.250%),
2.531%, 11/25/2035 (C)		14,321	13,843
Series 2005-A6, Class 2A3 (1 month
LIBOR + 0.380%),
2.695%, 08/25/2035 (C)		557,679	555,612
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2016-C32, Class ASB
3.514%, 12/15/2049		2,500,000	2,482,557
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM,
3.516%, 07/13/2029 (D)(F)		4,800,000	4,776,269
Series 2016-UB12, Class ASB,
3.436%, 12/15/2049		3,000,000	2,970,201
Morgan Stanley Re-REMIC Trust
Series 2010-R4, Class 4B (1 month
LIBOR + 0.230%)
2.972%, 02/26/2037 (C)(D)		4,725,319	4,087,098
PHH Alternative Mortgage Trust
Series 2007-1, Class 1A1 (1 month
LIBOR + 0.160%)
2.441%, 02/25/2037 (C)		5,916,185	4,877,333
RBSGC Mortgage Loan Trust
Series 2005-A, Class 1A
5.500%, 04/25/2035		863,795	830,060
RBSSP Resecuritization Trust
Series 2011-4, Class 6A1 (1 month
LIBOR + 0.240%)
2.456%, 06/27/2036 (C)(D)		1,900,000	1,601,122
Residential Accredits Loans, Inc. Trust
Series 2005-QS13, Class 2A1 (1
month LIBOR + 0.700%)
2.981%, 09/25/2035 (C)		2,229,250	1,912,753
Residential Asset Securitization Trust
Series 2005-A1, Class A1
5.500%, 04/25/2035		2,462,055	2,492,639
Residential Funding Mortgage Securities
I Trust
Series 2004-S9, Class 1A23
5.500%, 12/25/2034		28,276	28,544
RESIMAC Bastille Trust Series
Series 2018-1NCA, Class A1 (1
month LIBOR + 0.850%)
3.164%, 12/16/2059 (C)(D)		5,144,000	5,137,256
Sequoia Mortgage Trust
Series 6, Class A (1 month LIBOR +
0.640%)
2.950%, 04/19/2027 (C)		1,214,050	1,144,907
Structured Adjustable Rate Mortgage
Loan Trust
Series 2005-1, Class 2A
4.271%, 02/25/2035 (F)		6,295,584	6,223,998
Structured Asset Mortgage Investments
II Trust
Series 2005-AR5, Class A3 (1 month
LIBOR + 0.250%),
2.553%, 07/19/2035 (C)		521,357	512,334
Series 2005-AR8, Class A1A (1 month
LIBOR + 0.280%),
2.561%, 02/25/2036 (C)		227,491	213,789
Series 2007-AR2, Class 2A1 (1 month
LIBOR + 0.260%),
2.541%, 03/25/2037 (C)		1,091,989	774,396
WaMu Mortgage
Pass-Through Certificates
Series 2004-CB1, Class 6A,
6.000%, 06/25/2034		1,398,040	1,511,725
Series 2004-CB4, Class 11A,
6.000%, 12/25/2034		3,810,112	3,951,197
Series 2005-AR13, Class A1A1 (1
month LIBOR + 0.290%),
2.571%, 10/25/2045 (C)		5,862,571	5,800,968

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
WaMu Mortgage
Pass-Through Certificates (continued)
Series 2005-AR19, Class A1A1 (1
month LIBOR + 0.270%),
2.821%, 12/25/2045 (C)	$822,619	$814,579
Series 2006-8, Class A6,
4.504%, 10/25/2036	3,027,749	1,761,648
Wells Fargo Mortgage Backed
Securities Trust
Series 2004-CC, Class A1,
4.068%, 01/25/2035 (F)	213,492	217,901
Series 2005-AR4, Class 1A3,
4.030%, 04/25/2035 (F)	2,652,451	2,695,568
Series 2006-AR10, Class 1A1,
4.283%, 07/25/2036 (F)	831,685	810,715
Series 2006-AR2, Class 2A1,
4.083%, 03/25/2036 (F)	575,576	584,313
Series 2006-AR2, Class 2A5,
4.083%, 03/25/2036 (F)	906,163	896,774
Series 2007-4, Class A14,
6.000%, 04/25/2037	2,998,831	2,988,436
		147,922,727
U.S. Government Agency – 5.1%
Federal Home Loan Mortgage Corp.
Series 2204, Class Z,
7.500%, 12/20/2029	115,297	127,935
Series 2362, Class ZA,
6.500%, 09/15/2031	62,822	70,580
Series 2503, Class PZ,
6.000%, 09/15/2032	190,467	209,402
Series 2906, Class GZ,
5.000%, 09/15/2034	81,469	86,337
Series 2935, Class HJ,
5.000%, 02/15/2035	81,408	86,484
Series 4611, Class BF (1 month
LIBOR + 0.400%),
2.707%, 06/15/2041 (C)	4,494,640	4,519,511
Series 4620, Class AF (1 month
LIBOR + 0.440%),
2.696%, 11/15/2042 (C)	4,385,482	4,388,260
Series T-63, Class 1A1 (12 month
Treasury Average Index + 1.200%),
2.970%, 02/25/2045 (C)	53,409	53,171
Federal National Mortgage Association
Series 2002-56, Class ZQ,
6.000%, 09/25/2032	783,704	863,506
Series 2003-23, Class KP,
5.000%, 04/25/2033	79,928	84,420
Series 2003-W1, Class 1A1,
5.389%, 12/25/2042 (F)	92,423	95,977
Series 2003-W6, Class F (1 month
LIBOR + 0.350%),
2.631%, 09/25/2042 (C)	460,212	457,900
Series 2005-9, Class ZA,
5.000%, 02/25/2035	185,048	196,269
Series 2006-5, Class 3A2,
3.967%, 05/25/2035 (F)	37,970	39,772
Series 2007-73, Class A1 (1 month
LIBOR + 0.060%),
2.268%, 07/25/2037 (C)	291,690	286,374
Series 2015-38, Class DF (1 month
LIBOR + 0.310%),
2.566%, 06/25/2055 (C)	3,596,441	3,592,476
Series 2016-62, Class AF (1 month
LIBOR + 0.450%),
2.706%, 09/25/2046 (C)	1,600,388	1,599,791
Government National
Mortgage Association
Series 2005-21, Class Z,
5.000%, 03/20/2035	299,254	317,057
Series 2015-H16, Class FM (1 month
LIBOR + 0.600%),
2.874%, 07/20/2065 (C)	7,376,875	7,406,814
Series 2015-H31, Class FT (1 month
LIBOR + 0.650%),
2.924%, 11/20/2065 (C)	4,130,068	4,143,053
Series 2016-154, Class WF (1 month
LIBOR + 0.400%),
2.699%, 11/20/2045 (C)	2,568,649	2,557,580
Series 2016-H07, Class FK (1 month
LIBOR + 1.000%),
3.274%, 03/20/2066 (C)	7,473,965	7,628,120
Series 2016-H20, Class PT (12 month
LIBOR),
5.100%, 09/20/2066 (C)	5,506,018	6,090,872
Series 2017-H01, Class FC (1 month
LIBOR + 0.950%),
3.224%, 12/20/2066 (C)	4,793,775	4,881,844
Series 2017-H07, Class FG (1 month
LIBOR + 0.460%),
2.734%, 02/20/2067 (C)	4,566,042	4,571,932
Series 2017-H15, Class FE (12 month
LIBOR + 0.800%),
3.524%, 07/20/2067 (C)	4,745,273	4,873,818
Series 2017-H18, Class FB (12 month
LIBOR + 0.800%),
3.628%, 09/20/2067 (C)	4,981,613	5,120,770
Series 2018-38, Class WF (1 month
LIBOR + 0.300%),
2.599%, 10/20/2043 (C)	9,935,254	9,926,388
		74,276,413
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $223,003,923)		$222,199,140

ASSET BACKED SECURITIES – 16.5%
Allegro CLO I, Ltd.
Series 2013-1A, Class A1R (3 month
LIBOR + 1.220%)
3.740%, 01/30/2026 (C)(D)	3,273,808	3,274,679
Apidos CLO XVI
Series 2013-16A, Class A1R (3 month
LIBOR + 0.980%)
3.430%, 01/19/2025 (C)(D)	1,495,124	1,494,372
Ares XXIX CLO, Ltd.
Series 2014-1A, Class A1R (3 month
LIBOR + 1.190%)
3.639%, 04/17/2026 (C)(D)	3,205,911	3,206,568
Bear Stearns Asset Backed Securities I
Trust
Series 2005-CL1, Class A1 (1 month
LIBOR + 0.500%)
2.208%, 09/25/2034 (C)	1,798,221	1,725,718

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Bear Stearns Asset Backed Securities
Trust
Series 2005-1, Class M2 (1 month
LIBOR + 2.100%)
4.381%, 03/25/2035 (C)	$1,625,506	$1,624,073
Capital Auto Receivables Asset Trust
Series 2018-1, Class A2B (1 month
LIBOR + 0.170%)
2.471%, 10/20/2020 (C)(D)	5,342,936	5,342,466
Chesapeake Funding II LLC
Series 2018-2A, Class A1
3.230%, 08/15/2030 (D)	5,000,000	4,990,317
CIFC Funding, Ltd.
Series 2015-5A, Class A1 R (3 month
LIBOR + 0.860%)
3.350%, 10/25/2027 (C)(D)	3,400,000	3,376,231
CIT Mortgage Loan Trust
Series 2007-1, Class 1A (1 month
LIBOR + 1.350%)
3.631%, 10/25/2037 (C)(D)	3,568,062	3,606,864
Citigroup Mortgage Loan Trust
Series 2004-OPT1, Class, M3 (1
month LIBOR + 0.945%)
3.260%, 10/25/2034 (C)	5,000,000	5,009,490
Series 2006-WF2, Class A2E
6.351%, 05/25/2036	5,703,934	3,253,344
Series 2007-AMC1, Class A1 (1
month LIBOR + 0.160%)
2.447%, 12/25/2036 (C)(D)	2,929,457	1,869,066
Countrywide Asset-Backed Certificates
Series 2005-1, Class MV6 (1 month
LIBOR + 0.730%)
3.045%, 07/25/2035 (C)	4,300,000	4,294,131
Series 2005-17, Class MV1 (1 month
LIBOR + 0.460%)
2.775%, 05/25/2036 (C)	5,300,000	5,190,649
Series 2005-BC4, Class M7 (1 month
LIBOR + 1.725%)
4.040%, 05/25/2035 (C)	2,000,000	2,024,700
Series 2006-11, Class 2AV (1 month
LIBOR + 0.150%)
2.465%, 09/25/2046 (C)	2,191,672	2,165,805
Series 2007-2, Class 2A3 (1 month
LIBOR + 0.140%)
2.455%, 08/25/2037 (C)	1,702,655	1,670,229
Credit-Based Asset Servicing &
Securitization LLC
Series 2007-CB6, Class A3 (1 month
LIBOR + 0.220%)
2.501%, 07/25/2037 (C)(D)	3,077,225	1,999,444
CSAB Mortgage-Backed Trust
Series 2006-3, Class A3B (1 month
LIBOR + 0.230%)
2.545%, 11/25/2036 (C)	9,546,118	2,657,188
CVP Cascade, Ltd.
Series 2013-CLO1, Class A1R (3
month LIBOR + 1.150%)
3.586%, 01/16/2026 (C)(D)	3,225,260	3,225,612
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR (3 month
LIBOR + 0.900%)
3.336%, 10/15/2027 (C)(D)	5,900,000	5,867,780
EMC Mortgage Loan Trust
Series 2001-A Class A (1 month
LIBOR + 0.740%)
3.021%, 05/25/2040 (C)(D)	209,719	207,496
Emerson Park CLO, Ltd.
Series 2013-1A, Class A1AR (3
month LIBOR + 0.980%)
3.416%, 07/15/2025 (C)(D)	607,339	607,293
Evans Grove CLO, Ltd.
Series 2018-1A, Class A1 (3 month
LIBOR + 0.920%)
3.231%, 05/28/2028 (C)(D)	4,700,000	4,669,004
Exeter Automobile Receivables Trust
Series 2017-1A, Class A
1.960%, 03/15/2021 (D)	348,347	347,889
Figueroa CLO, Ltd.
Series 2014-1A, Class AR (3 month
LIBOR + 0.900%)
3.336%, 01/15/2027 (C)(D)	5,600,000	5,585,625
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M2 (1 month
LIBOR + 0.930%)
3.245%, 10/25/2034 (C)	4,436,958	4,298,241
Series 2006-FF17, Class A5 (1 month
LIBOR + 0.150%)
2.431%, 12/25/2036 (C)	2,270,183	1,950,055
First Investors Auto Owner Trust
Series 2017-1A, Class A1
1.690%, 04/15/2021 (D)	699,174	697,731
Flagship VII, Ltd.
Series 2013-7A, Class A1R (3 month
LIBOR + 1.120%)
3.589%, 01/20/2026 (C)(D)	2,260,790	2,260,875
Gallatin CLO IX, Ltd.
Series 2018-1A, Class A (3 month
LIBOR + 1.050%)
3.485%, 01/21/2028 (C)(D)	5,600,000	5,590,928
GM Financial Consumer Automobile
Series 2017-1A, Class A2A
1.510%, 03/16/2020 (D)	498,202	497,757
GSAA Trust
Series 2005-7, Class AF4
5.058%, 05/25/2035	3,100,000	3,114,276
GSAMP Trust
Series 2007-FM1, Class A2A (1
month LIBOR + 0.070%)
2.385%, 12/25/2036 (C)	219,895	128,965
Home Equity Mortgage Loan
Asset-Backed Trust
Series 2007-A, Class 1A (1 month
LIBOR + 0.220%)
2.535%, 04/25/2037 (C)	1,713,541	1,361,330
HSI Asset Loan Obligation Trust
Series 2007-WF1, Class A1 (1 month
LIBOR + 0.060%)
2.341%, 12/25/2036 (C)	352,788	151,653
Jamestown CLO V, Ltd.
Series 2014-5A, Class AR (3 month
LIBOR + 1.220%)
3.669%, 01/17/2027 (C)(D)	2,210,156	2,210,313
KVK CLO, Ltd.
Series 2013-1A, Class AR (3 month
LIBOR + 0.900%)
3.336%, 01/14/2028 (C)(D)	6,000,000	5,960,544
LoanCore Issuer, Ltd.
Series 2018-CRE1, Class A (1 month
LIBOR + 1.130%)
3.437%, 05/15/2028 (C)(D)	5,600,000	5,587,766

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
LP Credit Card ABS Master Trust
Series 2018-1, Class A (1 month
LIBOR + 1.550%)
3.830%, 08/20/2024 (C)(D)	$5,242,027	$5,247,918
M360 LLC
Series 2018-CRE1, Class A
4.395%, 07/24/2028 (D)	5,600,000	5,601,968
Mastr Asset Backed Securities Trust
Series 2005-WF1, Class M2 (1 month
LIBOR + 0.645%)
2.926%, 06/25/2035 (C)	54,309	54,314
Series 2006-NC2, Class A3 (1 month
LIBOR + 0.110%)
2.425%, 08/25/2036 (C)	2,402,759	1,262,266
Series 2007-HE2, Class A1 (1 month
LIBOR + 1.150%)
3.465%, 08/25/2037 (C)	3,395,361	2,871,426
Merrill Lynch Mortgage Investors Trust
Series 2006-HE6, Class A2C (1 month
LIBOR + 0.230%)
2.511%, 11/25/2037 (C)	2,635,136	1,446,617
Morgan Stanley ABS Capital I, Inc.
Trust
Series 2006-HE6, Class A2D (1 month
LIBOR + 0.240%)
2.555%, 09/25/2036 (C)	5,659,602	2,785,595
Series 2006-WMC1, Class A2C (1
month LIBOR + 0.310%)
2.625%, 12/25/2035 (C)	2,002,644	1,968,103
Series 2007-NC2, Class A2FP (1
month LIBOR + 0.150%)
2.465%, 02/25/2037 (C)	1,681,999	1,061,499
Morgan Stanley Capital I, Inc. Trust
Series 2006-HE2, Class A2C (1 month
LIBOR + 0.180%)
2.461%, 03/25/2036 (C)	91,836	70,170
Morgan Stanley Mortgage Loan Trust
Series 2007-5AX, Class 2A3 (1 month
LIBOR + 0.230%)
2.545%, 02/25/2037 (C)	952,987	442,720
Mountain Hawk III CLO, Ltd.
Series 2014-3A, Class AR (3 month
LIBOR + 1.200%)
3.645%, 04/18/2025 (C)(D)	3,460,019	3,460,790
Navient Private Education Refi Loan
Trust
Series 2018-CA, Class A1
3.010%, 06/16/2042 (D)	5,095,799	5,076,786
Neuberger Berman CLO XIX, Ltd.
Series 2015-19A, Class A1R2 (3
month LIBOR + 0.800%)
3.236%, 07/15/2027 (C)(D)	5,000,000	4,959,450
New Century Home Equity Loan Trust
Series 2005-2, Class M4 (1 month
LIBOR + 0.945%)
3.260%, 06/25/2035 (C)	3,067,429	2,958,079
Series 2005-4, Class M2 (1 month
LIBOR + 0.510%)
2.825%, 09/25/2035 (C)	464,506	463,544
Series 2005-C, Class A2C (1 month
LIBOR + 0.250%)
2.565%, 12/25/2035 (C)	192,337	192,196
NovaStar Mortgage Funding Trust
Series 2007-1, Class A2A1 (1 month
LIBOR + 0.100%)
2.415%, 03/25/2037 (C)	572,141	262,199
Oak Hill Credit Partners X, Ltd.
Series 2014-10A, Class AR (3 month
LIBOR + 1.130%)
3.599%, 07/20/2026 (C)(D)	4,817,150	4,817,968
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR (3
month LIBOR + 1.220%)
3.689%, 10/20/2026 (C)(D)	5,200,000	5,201,186
Octagon Investment Partners XIX, Ltd.
Series 2014-1A, Class AR (3 month
LIBOR + 1.100%)
3.536%, 04/15/2026 (C)(D)	2,973,183	2,973,424
OHA Credit Partners IX, Ltd.
Series 2013-9A, Class A1R (3 month
LIBOR + 1.010%)
3.479%, 10/20/2025 (C)(D)	2,347,273	2,347,261
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class A
3.430%, 12/16/2024 (D)	5,600,000	5,588,066
Ownit Mortgage Loan Trust
Series 2006-1, Class AF2
3.387%, 10/25/2035	1,999,390	1,213,769
Park Place Securities, Inc.
Series 2005-WCW3, Class M1 (1
month LIBOR + 0.480%)
2.761%, 08/25/2035 (C)	397,602	396,787
Series 2005-WCW3, Class M2 (1
month LIBOR + 0.490%)
2.771%, 08/25/2035 (C)	2,000,000	1,920,953
RASC Trust
Series 2004-KS9, Class AI6
4.620%, 10/25/2034 (F)	30,603	29,535
Series 2005-KS4, Class M2 (1 month
LIBOR + 0.870%)
3.185%, 05/25/2035 (C)	475,267	476,250
Saratoga Investment Corp. CLO, Ltd.
Series 2013-1A, Class A1R (3 month
LIBOR + 1.550%)
4.019%, 10/20/2025 (C)(D)	4,500,000	4,500,212
Securitized Asset Backed
Receivables LLC Trust
Series 2006-FR3, Class A3 (1 month
LIBOR + 0.250%)
2.531%, 05/25/2036 (C)	2,043,613	1,283,594
Series 2007-HE1, Class A2A (1 month
LIBOR + 0.060%)
2.375%, 12/25/2036 (C)	398,128	136,108
Seneca Park CLO, Ltd.
Series 2014-1A, Class AR (3 month
LIBOR + 1.120%)
3.569%, 07/17/2026 (C)(D)	2,636,383	2,637,124
SLM Student Loan Trust
Series 2007-3, Class A3 (3 month
LIBOR + 0.040%)
2.530%, 04/25/2019 (C)	569,385	568,149
SoFi Consumer Loan Program LLC
Series 2016-3, Class A
3.050%, 12/26/2025 (D)	1,925,186	1,917,847
SoFi Professional Loan Program LLC
Series 2018-B, Class A1FX
2.640%, 08/25/2047 (D)	5,449,959	5,414,673
Specialty Underwriting & Residential
Finance Trust
Series 2004-BC2, Class M1 (1 month
LIBOR + 0.825%)
3.140%, 05/25/2035 (C)	311,112	308,567

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Specialty Underwriting & Residential
Finance Trust (continued)
Series 2005-BC2, Class M3 (1 month
LIBOR + 0.975%)
3.256%, 12/25/2035 (C)		$1,699,630	$1,686,739
SpringCastle America Funding LLC
Series 2016-AA, Class A
3.050%, 04/25/2029 (D)		2,442,764	2,419,634
Staniford Street CLO, Ltd.
Series 2014-1A, Class AR (3 month
LIBOR + 1.180%)
3.514%, 06/15/2025 (C)(D)		3,057,879	3,058,029
Structured Asset Investment Loan Trust
Series 2006-1, Class A4 (1 month
LIBOR + 0.310%)
2.625%, 01/25/2036 (C)		6,099,640	5,589,379
Sudbury Mill CLO, Ltd.
Series 2013-1A, Class A1R (3 month
LIBOR + 1.150%)
3.599%, 01/17/2026 (C)(D)		3,579,854	3,580,255
Series 2013-1A, Class A2R (3 month
LIBOR + 1.170%)
3.619%, 01/17/2026 (C)(D)		3,579,854	3,572,404
Symphony CLO XII, Ltd.
Series 2013-12A, Class AR (3 month
LIBOR + 1.030%)
3.466%, 10/15/2025 (C)(D)		2,144,245	2,144,283
TICP CLO III-2, Ltd.
Series 2018-3R, Class A (3 month
LIBOR + 0.840%)
3.309%, 04/20/2028 (C)(D)		4,500,000	4,457,336
Westlake Automobile Receivables Trust
Series 2018-3A, Class A2A
2.980%, 01/18/2022 (D)		3,600,000	3,595,271
WhiteHorse X, Ltd.
Series 2015-10A, Class A1R (3 month
LIBOR + 0.930%)
3.379%, 04/17/2027 (C)(D)		5,600,000	5,587,193
Z Capital Credit Partners CLO, Ltd.
Series 2015-1A, Class A1R (3 month
LIBOR + 0.950%)
3.386%, 07/16/2027 (C)(D)		6,000,000	5,969,124
TOTAL ASSET BACKED SECURITIES (Cost
$234,968,082)			$236,673,227

PREFERRED SECURITIES – 0.4%
Real estate – 0.4%
Sovereign Real Estate Investment Trust,
12.000% (D)		5,520	6,141,000
TOTAL PREFERRED SECURITIES (Cost $7,424,400)			$6,141,000

PURCHASED OPTIONS – 0.1%
Calls – 0.0%
Exchange Traded Option on Euro BTP
Futures (Expiration Date: 2-22-19;
Strike Price: $160.00; Notional
Amount 66,000,000) (G)		660	7,507
Exchange Traded Option on Euro-OAT
Futures (Expiration Date: 2-22-19;
Strike Price: $166.00; Notional
Amount 60,000,000) (G)		600	6,824
Exchange Traded Option on
U.S. Treasury Bond Futures
(Expiration Date: 12-22-18; Strike
Price: $166.00; Notional
Amount: 44,000) (G)		44	44
Exchange Traded Option on
U.S. Treasury Bond Futures
(Expiration Date: 2-22-19; Strike
Price: $169.00; Notional
Amount: 1,150,000) (G)		1,150	17,969
			32,344
Puts – 0.1%
Exchange Traded Option on 10-Year
U.S. Treasury Note Futures
(Expiration Date: 12-21-18; Strike
Price: $109.00; Notional
Amount: 155,000) (G)		155	155
Exchange Traded Option on 10-Year
U.S. Treasury Note Futures
(Expiration Date: 2-22-19; Strike
Price: $106.50; Notional
Amount: 1,513,000) (G)		1,513	1,513
Exchange Traded Option on 5-Year
U.S. Treasury Note Futures
(Expiration Date: 12-21-18; Strike
Price: $106.50; Notional
Amount: 211,000) (G)		211	211
Exchange Traded Option on 5-Year
U.S. Treasury Note Futures
(Expiration Date: 2-22-19; Strike
Price: $103.75; Notional
Amount: 4,386,000) (G)		4,386	34,268
Exchange Traded Option on Euro BUND
Futures (Expiration Date: 2-22-19;
Strike Price: $147.00; Notional
Amount 47,400,000) (G)		474	5,398
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 2.943% (Expiration
Date: 12-12-19; Strike Rate: 2.943%;
Counterparty: Goldman Sachs &
Company) (G)(H)		2,000,000	151,569
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 2.945% (Expiration
Date: 12-9-19; Strike Rate: 2.945%;
Counterparty: Merrill Lynch, Pierce,
Fenner & Smith, Inc.) (G)(H)		7,700,000	578,966
			772,080
TOTAL PURCHASED OPTIONS (Cost $550,791)			$804,424

SHORT-TERM INVESTMENTS – 4.0%
Certificate of deposit – 0.4%
Barclays Bank PLC
2.890%, 10/25/2019 *		$6,400,000	6,403,323
Foreign government – 3.2%
Argentina Treasury Bill
2.966%, 01/11/2019 *		3,200,000	3,186,730
Hellenic Republic Treasury Bill
1.186%, 03/15/2019 *	EUR	5,100,000	5,749,594
Japan Treasury Discount Bill
(0.281)%, 01/15/2019 *	JPY	4,190,000,000	36,921,055
			45,857,379
U.S. Government – 0.2%
U.S. Treasury Bill
2.117%, 12/13/2018 (A)*		$1,808,000	1,806,919
2.208%, 01/03/2019 (A)*		399,000	398,231

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
U.S. Treasury Bill (continued)
2.280%, 01/31/2019 (A)*	$179,000	$178,327
2.300%, 02/07/2019 (A)*	412,000	410,263
		2,793,740
Repurchase agreement – 0.2%
Repurchase Agreement with Citigroup
dated 11-20-18 at 1.900% to be
repurchased at $1,466,082 on 12-4-18,
collateralized by $1,900,000 Pacific
Gas & Electric Company, 3.950% due
12-1-47 (valued at $1,481,170,
including interest)	1,465,000	1,465,000
Repurchase Agreement with Citigroup
dated 12-4-18 at 1.900% to be
repurchased at $1,490,100 on
12-18-18, collateralized by $1,900,000
Pacific Gas & Electric Company,
3.950% due 12-1-47 (valued at
$1,449,014, including interest)	1,489,000	1,489,000
		2,954,000
TOTAL SHORT-TERM INVESTMENTS (Cost $58,534,816)		$58,008,442
Total Investments (Total Return Fund)
(Cost $2,491,610,429) – 170.7%		$2,458,169,056
Other assets and liabilities, net – (70.7%)		(1,018,299,796)
TOTAL NET ASSETS – 100.0%		$1,439,869,260

SECURITIES SOLD SHORT - (0.1)%
Utilities – (0.1%)
Pacific Gas & Electric Company
3.950%, 12/01/2047	$(1,900,000)	$(1,428,823)
TOTAL SECURITIES SOLD SHORT (Cost $(1,444,192))		$(1,428,823)

Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $489,840,516 or 34.0% of the fund’s net assets as of 11-30-18.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Non-income producing security.
(H)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year U.S. Treasury Note Futures	520	Long	Mar 2019	$61,930,238	$62,115,625	$185,387
5-Year U.S. Treasury Note Futures	1,773	Long	Mar 2019	200,013,005	200,279,743	266,738
German Euro BUND Futures	289	Long	Mar 2019	52,815,102	53,140,084	324,982
10-Year Australian Treasury Bond Futures	538	Short	Dec 2018	(51,078,200)	(51,048,976)	29,224
10-Year Canada Government Bond Futures	98	Short	Mar 2019	(9,776,622)	(9,831,348)	(54,726)
Euro-BTP Italian Government Bond Futures	945	Short	Mar 2019	(130,457,604)	(131,097,549)	(639,945)
Euro-Buxl Futures	92	Short	Mar 2019	(18,387,110)	(18,443,453)	(56,343)
Eurodollar Futures	45	Short	Jun 2020	(10,926,300)	(10,912,500)	13,800
Eurodollar Futures	79	Short	Dec 2020	(19,139,644)	(19,157,500)	(17,856)
Euro-OAT Futures	695	Short	Mar 2019	(118,394,425)	(118,831,865)	(437,440)
German Euro BUND Futures	120	Short	Dec 2018	(21,736,298)	(21,945,537)	(209,239)
U.S. Treasury Long Bond Futures	1,031	Short	Mar 2019	(143,651,075)	(144,243,344)	(592,269)
						$(1,187,687)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	2,036,000	USD	1,488,294	Goldman Sachs Bank USA	1/11/2019	$792	—
BRL	5,865,027	USD	1,505,011	Citibank N.A.	12/4/2018	11,676	—
BRL	5,865,027	USD	1,518,139	Deutsche Bank AG London	12/4/2018	—	($1,453)
BRL	93,300,000	USD	24,964,547	BNP Paribas SA	1/3/2019	—	(873,618)
BRL	11,300,000	USD	3,000,053	Goldman Sachs Bank USA	1/3/2019	—	(82,288)
CAD	6,248,000	USD	4,687,172	Bank of America, N.A.	12/4/2018	15,442	—
EUR	8,467,760	USD	9,663,044	Standard Chartered Bank	12/4/2018	—	(76,690)
EUR	8,467,760	USD	9,667,282	Bank of America, N.A.	1/11/2019	—	(44,129)
EUR	14,970,000	USD	17,082,521	Citibank N.A.	2/15/2019	—	(20,440)
EUR	10,459,000	USD	11,920,017	HSBC Bank USA	2/15/2019	645	—
GBP	25,332,000	USD	32,575,014	Societe Generale	12/4/2018	—	(295,698)
GBP	25,332,000	USD	32,388,583	Standard Chartered Bank	1/11/2019	—	(33,480)
GBP	3,241,000	USD	4,151,578	Barclays Bank PLC Wholesale	2/15/2019	—	(5,166)
GBP	3,776,000	USD	4,857,372	Citibank N.A.	2/15/2019	—	(26,502)
GBP	23,288,000	USD	29,921,615	Goldman Sachs Bank USA	2/15/2019	—	(127,837)
INR	900,589,258	USD	12,250,915	BNP Paribas SA	12/19/2018	645,351	—
INR	374,946,320	USD	5,107,565	Citibank N.A.	12/19/2018	261,595	—
JPY	5,077,000,000	USD	44,887,933	Citibank N.A.	2/15/2019	135,381	—
MXN	94,953,000	USD	4,642,543	Barclays Bank PLC Wholesale	12/7/2018	20,315	—
MXN	516,215,627	USD	25,300,284	Citibank N.A.	12/7/2018	49,521	—
MXN	40,845,000	USD	2,006,724	JPMorgan Chase Bank N.A.	1/11/2019	—	(11,482)
MXN	599,369,627	USD	29,032,193	HSBC Bank USA	1/25/2019	182,107	—
MXN	94,903,513	USD	4,964,871	JPMorgan Chase Bank N.A.	1/25/2019	—	(339,112)
THB	7,317,037	USD	221,661	HSBC Bank USA	12/19/2018	937	—
USD	720,794	AUD	1,016,000	HSBC Bank USA	12/4/2018	—	(21,801)
USD	1,518,139	BRL	5,865,027	Citibank N.A.	12/4/2018	1,453	—
USD	1,567,435	BRL	5,865,027	Deutsche Bank AG London	12/4/2018	50,748	—
USD	1,502,235	BRL	5,865,027	Citibank N.A.	1/3/2019	—	(12,169)
USD	28,327,691	BRL	104,600,000	JPMorgan Chase Bank	1/3/2019	1,318,998	—
USD	4,761,154	CAD	6,248,000	HSBC Bank USA	12/4/2018	58,540	—
USD	4,692,241	CAD	6,248,000	Bank of America, N.A.	1/11/2019	—	(15,415)
USD	9,632,077	EUR	8,467,760	Bank of America, N.A.	12/4/2018	45,724	—
USD	946,790	EUR	827,000	Barclays Bank PLC Wholesale	2/15/2019	4,216	—
USD	2,184,484	EUR	1,910,000	Goldman Sachs Bank USA	2/15/2019	7,558	—
USD	1,112,980	EUR	973,000	HSBC Bank USA	2/15/2019	4,001	—
USD	44,440,138	EUR	39,221,000	Royal Bank of Canada	2/15/2019	—	(262,059)
USD	6,540,893	EUR	5,100,000	HSBC Bank USA	3/15/2019	714,163	—
USD	32,320,060	GBP	25,332,000	Standard Chartered Bank	12/4/2018	40,744	—
USD	53,738,477	GBP	41,433,000	UBS AG	2/15/2019	730,678	—
USD	3,027,000	INR	226,147,170	Bank of America, N.A.	12/19/2018	—	(211,384)
USD	768,057	INR	57,264,802	Goldman Sachs Bank USA	12/19/2018	—	(51,964)
USD	4,609,434	INR	342,557,769	HSBC Bank USA	12/19/2018	—	(295,927)
USD	4,803,000	INR	361,043,610	JPMorgan Chase Bank	12/19/2018	—	(367,076)
USD	2,129,000	INR	159,954,538	Nomura Global Financial Products, Inc.	12/19/2018	—	(161,518)
USD	1,584,000	INR	118,743,452	Standard Chartered Bank London	12/19/2018	—	(116,384)
USD	37,053,676	JPY	4,190,000,000	BNP Paribas SA	1/15/2019	—	(12,715)
USD	9,944,462	JPY	1,114,100,000	HSBC Bank USA	2/15/2019	64,519	—
USD	575,335	MXN	11,799,000	Goldman Sachs Bank USA	12/7/2018	—	(4,079)
USD	29,258,952	MXN	599,369,627	HSBC Bank USA	12/7/2018	—	(174,296)
USD	14,910,205	MXN	299,737,000	HSBC Bank USA	1/25/2019	300,511	—
USD	224,897	THB	7,317,037	HSBC Bank USA	12/19/2018	2,299	—
USD	222,321	THB	7,317,037	HSBC Bank USA	3/20/2019	—	(1,140)
						$4,667,914	($3,645,822)

WRITTEN OPTIONS

Foreign currency options

			Exercise	Expiration	Notional
Description	Counterparty (OTC)		price	date	amount*	Premium	Value
Calls
U.S. Dollar versus Mexican Peso	Goldman Sachs Bank USA	USD	20.89	Dec 2018	6,600,000	$65,670	$(1,445)
U.S. Dollar versus Mexican Peso	HSBC Bank USA	USD	20.65	Dec 2018	3,700,000	40,330	(14,338)
U.S. Dollar versus Mexican Peso	Goldman Sachs Bank USA	USD	20.75	Dec 2018	5,800,000	58,465	(24,372)
U.S. Dollar versus Mexican Peso	Goldman Sachs Bank USA	USD	21.00	Dec 2018	5,800,000	68,730	(27,248)
						$233,195	$(67,403)

* For this type of option, notional amounts are equivalent to number of contracts.

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

Interest rate swaptions

		Floating	Pay/receive
		rate	floating	Exercise	Expiration		Notional
Description	Counterparty (OTC)	index	rate	rate	date		amount*	Premium	Value
Puts
	Merrill Lynch, Pierce, Fenner &
5-Year Interest Rate Swap	Smith, Inc.	3 month USD LIBOR	Pay	2.750%	Dec 2019	USD	33,900,000	$370,280	$(667,867)
5-Year Interest Rate Swap	Goldman Sachs & Company	3 month USD LIBOR	Pay	2.750%	Dec 2019	USD	8,600,000	93,818	(170,108)
								$464,098	$(837,975)

* For this type of option, notional amounts are equivalent to number of contracts.

Credit default swaptions

	Counterparty		Buy/sell	Exercise	Expiration		Notional
Description	(OTC)	Index	protection	rate	date		amount*	Premium	Value
Puts
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.050%	Mar 2019	USD	10,800,000	$16,875	$(16,875)
								$16,875	$(16,875)

* For this type of option, notional amounts are equivalent to number of contracts.

Inflation floors

		Initial		Expiration		Notional
Description	Counterparty (OTC)	index	Exercise index	date		amount*	Premium	Value
Floor- CPURNSA Index	Deutsche Bank AG	215.950	Maximum of ((1+0.0%)[10] - (Final
			Index/Initial Index)) or $0	Mar 2020	USD	1,600,000	$12,000	—
Floor- CPURNSA Index	Citibank N.A.	215.950	Maximum of ((1+0.0%)[10] - (Final
			Index/Initial Index)) or $0	Mar 2020	USD	4,500,000	38,060	—
Floor- CPURNSA Index	Citibank N.A.	216.670	Maximum of ((1+0.0%)[10] - (Final
			Index/Initial Index)) or $0	Apr 2020	USD	11,000,000	98,100	—
Floor- CPURNSA Index	Citibank N.A.	217.970	Maximum of ((1+0.0%)[10] - (Final
			Index/Initial Index)) or $0	Sep 2020	USD	4,100,000	52,890	—
							$201,050	—

* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	196,300,000	USD	USD LIBOR BBA	Fixed 1.963%	Semi-Annual	Quarterly	Dec 2019	$(1,076,002)	$34,765	$(1,041,237)
Centrally cleared	62,200,000	USD	USD LIBOR BBA	Fixed 2.800%	Semi-Annual	Quarterly	Aug 2023	(1,339,881)	1,297,175	(42,706)
Centrally cleared	20,900,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2024	(18,648)	(111,792)	(130,440)
Centrally cleared	5,870,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2026	(327,298)	(291,958)	(619,256)
Centrally cleared	5,130,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2026	(2,994,939)	2,453,726	(541,213)
Centrally cleared	2,380,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2027	(757,762)	564,177	(193,585)
Centrally cleared	49,500,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2027	(1,314,524)	3,158,149	1,843,625
Centrally cleared	1,260,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2028	(334,931)	248,293	(86,638)
Centrally cleared	870,000,000	JPY	Fixed 0.399%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2028	(340,143)	204,103	(136,040)
Centrally cleared	5,850,000,000	JPY	JPY LIBOR BBA	Fixed 0.380%	Semi-Annual	Semi-Annual	Jun 2028	221,776	594,855	816,631
Centrally cleared	46,300,000	USD	Fixed 2.250%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2028	2,439,020	368,649	2,807,669
Centrally cleared	29,500,000	EUR	EUR EURIBOR Reuters	Fixed 1.250%	Annual	Semi-Annual	Dec 2028	598,280	592,402	1,190,682
Centrally cleared	8,100,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2028	135,230	(75,491)	59,739
Centrally cleared	840,000,000	JPY	Fixed 0.450%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2029	(62,044)	(69,046)	(131,090)
Centrally cleared	16,400,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2029	282,112	(114,178)	167,934
Centrally cleared	60,900,000	EUR	EUR EURIBOR Reuters	Fixed 1.000%	Annual	Semi-Annual	Mar 2029	(250,231)	656,041	405,810
Centrally cleared	1,930,000,000	JPY	Fixed 0.750%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2038	(11,408)	(367,233)	(378,641)
Centrally cleared	240,000,000	JPY	Fixed 0.800%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Oct 2038	—	(60,025)	(60,025)
Centrally cleared	690,000,000	JPY	Fixed 0.700%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Oct 2038	43,954	(102,409)	(58,455)
Centrally cleared	350,000,000	JPY	Fixed 0.785%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Nov 2038	1,192	(77,570)	(76,378)
Centrally cleared	2,980,000,000	JPY	Fixed 0.750%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2038	179,924	(618,270)	(438,346)
Centrally cleared	15,100,000	EUR	EUR EURIBOR Reuters	Fixed 1.501%	Annual	Semi-Annual	Jul 2042	—	331,814	331,814
Centrally cleared	1,400,000	CAD	Fixed 1.750%	CAD BA CDOR	Semi-Annual	Semi-Annual	Dec 2046	106,075	137,712	243,787
Centrally cleared	160,000,000	JPY	Fixed 1.000%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2048	(4,941)	(54,754)	(59,695)
Centrally cleared	3,300,000	USD	Fixed 2.940%	USD LIBOR BBA	Semi-Annual	Quarterly	Aug 2048	319,765	(190,153)	129,612
Centrally cleared	3,800,000	USD	Fixed 2.930%	USD LIBOR BBA	Semi-Annual	Quarterly	Aug 2048	399,614	(242,668)	156,946
Centrally cleared	6,400,000	USD	Fixed 2.905%	USD LIBOR BBA	Semi-Annual	Quarterly	Aug 2048	625,321	(328,586)	296,735

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

Interest rate swaps (continued)

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	6,900,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2048	$32,478	$606,713	$639,191
Centrally cleared	7,800,000	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2049	(47,899)	187,088	139,189
Centrally cleared	7,700,000	EUR	EUR EURIBOR Reuters	Fixed 1.500%	Annual	Semi-Annual	Mar 2049	(154,110)	203,699	49,589
								$(3,650,020)	$8,935,228	$5,285,208

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Bank of America N.A.	Republic of Colombia	0.829%	3,700,000	USD	$3,700,000	1.000%	Quarterly	Jun 2021	$19,038	$3,953	$22,991
BNP Paribas SA	Petroleo Brasileiro SA	1.216%	300,000	USD	300,000	1.000%	Quarterly	Mar 2020	(14,483)	14,254	(229)
Citibank N.A.	Republic of Colombia	0.829%	100,000	USD	100,000	1.000%	Quarterly	Jun 2021	539	82	621
Goldman Sachs International	Petroleo Brasileiro SA	1.111%	300,000	USD	300,000	1.000%	Quarterly	Dec 2019	(6,899)	7,152	253
HSBC Bank USA	Republic of Argentina	2.549%	4,600,000	USD	4,600,000	5.000%	Quarterly	Dec 2018	4,266	47,688	51,954
HSBC Bank USA	Petroleo Brasileiro SA	1.216%	100,000	USD	100,000	1.000%	Quarterly	Mar 2020	(4,577)	4,501	(76)
HSBC Bank USA	Republic of Colombia	0.829%	1,900,000	USD	1,900,000	1.000%	Quarterly	Jun 2021	10,712	1,094	11,806
JPMorgan Chase Bank N.A.	Republic of South Africa	2.296%	5,400,000	USD	5,400,000	1.000%	Quarterly	Dec 2023	(283,562)	(18,738)	(302,300)
Merrill Lynch International, Ltd.	CMBX.NA.AAA.9	0.482%	8,000,000	USD	8,000,000	0.500%	Monthly	Sep 2058	(306,358)	315,559	9,201
					$24,400,000				$(581,324)	$375,545	$(205,779)
Centrally cleared	Daimler AG	0.466%	4,500,000	EUR	5,528,697	1.000%	Quarterly	Dec 2020	45,321	21,417	66,738
Centrally cleared	CDX.NA.IG.28	0.571%	10,900,000	USD	10,900,000	1.000%	Quarterly	Jun 2022	148,710	29,823	178,533
Centrally cleared	Simon Property Group LP	0.428%	3,500,000	USD	3,500,000	1.000%	Quarterly	Jun 2022	(8,065)	82,821	74,756
Centrally cleared	Tesco PLC	0.907%	3,000,000	EUR	3,685,798	1.000%	Quarterly	Jun 2022	(542,828)	560,829	18,001
Centrally cleared	Ford Motor Credit Company LLC	1.642%	2,100,000	USD	2,100,000	5.000%	Quarterly	Dec 2022	311,171	(29,879)	281,292
Centrally cleared	CDX.NA.IG.30	0.689%	23,900,000	USD	23,900,000	1.000%	Quarterly	Jun 2020	(388,739)	28,564	(360,175)
Centrally cleared	The Royal Bank of Scotland PLC	1.415%	5,800,000	EUR	6,613,447	1.000%	Quarterly	Jun 2020	(8,788)	(98,881)	(107,669)
Centrally cleared	CDX.NA.IG.31	0.753%	12,800,000	USD	12,800,000	1.000%	Quarterly	Dec 2023	221,204	(49,995)	171,209
Centrally cleared	CDX.NA.IG.31	1.654%	22,100,000	USD	22,100,000	1.000%	Quarterly	Dec 2023	(555,807)	(56,491)	(612,298)
Centrally cleared	General Electric Company	2.103%	2,300,000	USD	2,300,000	1.000%	Quarterly	Dec 2023	(96,137)	(10,873)	(107,010)
					$93,427,942				$(873,958)	$477,335	$(396,623)
					$117,827,942				$(1,455,282)	$852,880	$(602,402)

Derivatives Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
THB	Thai Bhat
USD	U.S. Dollar

Derivatives Abbreviations

BBA	The British Banker’s Association
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

U.S. High Yield Bond Fund

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS – 93.2%
Communication services – 17.2%
CCO Holdings LLC
4.000%, 03/01/2023 (A)	$50,000	$47,610
5.000%, 02/01/2028 (A)	125,000	116,406
5.125%, 02/15/2023	20,000	19,850
5.125%, 05/01/2023 to 05/01/2027 (A)	1,250,000	1,230,625

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
CCO Holdings LLC (continued)
5.250%, 09/30/2022	$310,000	$311,163
5.375%, 05/01/2025 (A)	2,395,000	2,353,088
5.750%, 02/15/2026 (A)	2,700,000	2,700,027
5.875%, 04/01/2024 (A)	470,000	474,113
Cinemark USA, Inc.
5.125%, 12/15/2022	700,000	694,750
CSC Holdings LLC
5.375%, 07/15/2023 to 02/01/2028 (A)	1,005,000	977,775
5.500%, 05/15/2026 (A)	875,000	847,383
7.750%, 07/15/2025 (A)	1,125,000	1,178,415
DISH DBS Corp.
7.750%, 07/01/2026	300,000	266,063
EMI Music Publishing Group North
America Holdings, Inc.
7.625%, 06/15/2024 (A)	1,125,000	1,203,750
GCI LLC
6.750%, 06/01/2021	500,000	500,000
Gray Escrow, Inc.
7.000%, 05/15/2027 (A)	200,000	203,000
Gray Television, Inc.
5.125%, 10/15/2024 (A)	975,000	933,563
5.875%, 07/15/2026 (A)	2,000,000	1,945,000
Intelsat Connect Finance SA
9.500%, 02/15/2023 (A)	275,000	257,125
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	3,400,000	3,000,500
8.500%, 10/15/2024 (A)	1,100,000	1,089,110
Lamar Media Corp.
5.375%, 01/15/2024	250,000	251,875
Level 3 Financing, Inc.
5.125%, 05/01/2023	665,000	657,519
5.375%, 08/15/2022 to 01/15/2024	925,000	915,883
5.625%, 02/01/2023	285,000	284,858
6.125%, 01/15/2021	500,000	501,705
Live Nation Entertainment, Inc.
4.875%, 11/01/2024 (A)	925,000	894,938
5.375%, 06/15/2022 (A)	250,000	251,563
5.625%, 03/15/2026 (A)	150,000	149,204
National CineMedia LLC
6.000%, 04/15/2022	2,075,000	2,082,781
Nexstar Broadcasting, Inc.
6.125%, 02/15/2022 (A)	1,300,000	1,316,250
Nielsen Finance LLC
5.000%, 04/15/2022 (A)	2,900,000	2,835,910
Outfront Media Capital LLC
5.250%, 02/15/2022	230,000	230,863
5.625%, 02/15/2024	375,000	375,000
Salem Media Group, Inc.
6.750%, 06/01/2024 (A)	2,075,000	1,862,313
Sprint Capital Corp.
6.875%, 11/15/2028	190,000	183,588
6.900%, 05/01/2019	1,375,000	1,390,469
8.750%, 03/15/2032	1,350,000	1,466,438
The EW Scripps Company
5.125%, 05/15/2025 (A)	2,000,000	1,875,000
The Nielsen Company Luxembourg
SARL
5.000%, 02/01/2025 (A)(B)	400,000	390,000
T-Mobile USA, Inc.
4.000%, 04/15/2022	375,000	368,906
4.500%, 02/01/2026	75,000	70,384
4.750%, 02/01/2028	75,000	69,454
5.125%, 04/15/2025	250,000	248,125
5.375%, 04/15/2027	825,000	802,313
6.375%, 03/01/2025	1,550,000	1,594,563
Zayo Group LLC
5.750%, 01/15/2027 (A)	675,000	644,625
6.375%, 05/15/2025	1,814,000	1,779,988
		43,843,831
Consumer discretionary – 11.5%
Asbury Automotive Group, Inc.
6.000%, 12/15/2024	2,390,000	2,333,238
Carriage Services, Inc.
6.625%, 06/01/2026 (A)	375,000	370,781
CCM Merger, Inc.
6.000%, 03/15/2022 (A)	2,775,000	2,809,688
Cooper Tire & Rubber Company
7.625%, 03/15/2027	2,410,000	2,572,675
ESH Hospitality, Inc.
5.250%, 05/01/2025 (A)	2,975,000	2,844,844
GLP Capital LP
4.375%, 04/15/2021	75,000	74,663
4.875%, 11/01/2020	25,000	25,125
5.375%, 11/01/2023	625,000	633,394
Group 1 Automotive, Inc.
5.000%, 06/01/2022	925,000	901,875
5.250%, 12/15/2023 (A)	500,000	483,750
Hilton Domestic Operating
Company, Inc.
5.125%, 05/01/2026 (A)	225,000	220,500
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of
America LLC
5.000%, 06/01/2024 (A)	650,000	641,063
5.250%, 06/01/2026 (A)	650,000	637,403
Levi Strauss & Company
5.000%, 05/01/2025	175,000	174,125
Lithia Motors, Inc.
5.250%, 08/01/2025 (A)	1,025,000	960,938
LKQ Corp.
4.750%, 05/15/2023	2,750,000	2,619,375
MGM Growth Properties Operating
Partnership LP
4.500%, 01/15/2028	275,000	242,688
Penske Automotive Group, Inc.
3.750%, 08/15/2020	415,000	413,444
5.375%, 12/01/2024	1,113,000	1,055,959
5.750%, 10/01/2022	2,000,000	2,010,000
Service Corp. International
4.625%, 12/15/2027	425,000	396,313
7.500%, 04/01/2027	450,000	489,375
8.000%, 11/15/2021	2,145,000	2,348,775
Sonic Automotive, Inc.
5.000%, 05/15/2023	1,450,000	1,324,938
6.125%, 03/15/2027	350,000	310,625
The William Carter Company
5.250%, 08/15/2021	300,000	300,375
Wolverine World Wide, Inc.
5.000%, 09/01/2026 (A)	1,200,000	1,122,000
Wyndham Hotels & Resorts, Inc.
5.375%, 04/15/2026 (A)	1,000,000	962,500
		29,280,429
Consumer staples – 1.9%
Aramark Services, Inc.
5.000%, 02/01/2028 (A)	150,000	142,500
5.125%, 01/15/2024	370,000	371,850
B&G Foods, Inc.
4.625%, 06/01/2021	1,000,000	982,500

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
B&G Foods, Inc. (continued)
5.250%, 04/01/2025 (B)	$600,000	$567,060
Central Garden & Pet Company
5.125%, 02/01/2028	150,000	135,750
Cott Holdings, Inc.
5.500%, 04/01/2025 (A)	375,000	361,875
Darling Ingredients, Inc.
5.375%, 01/15/2022	150,000	150,188
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (A)	25,000	24,125
4.875%, 11/01/2026 (A)	25,000	24,350
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (A)	940,000	914,150
5.875%, 09/30/2027 (A)	125,000	118,125
Prestige Brands, Inc.
6.375%, 03/01/2024 (A)(B)	705,000	698,391
Spectrum Brands, Inc.
5.750%, 07/15/2025	275,000	260,219
		4,751,083
Energy – 20.2%
Andeavor Logistics LP
5.250%, 01/15/2025	425,000	431,587
6.375%, 05/01/2024	275,000	287,719
Archrock Partners LP
6.000%, 04/01/2021 to 10/01/2022	2,000,000	1,958,500
Baytex Energy Corp.
5.125%, 06/01/2021 (A)	950,000	902,500
5.625%, 06/01/2024 (A)	1,160,000	997,600
Bristow Group, Inc.
6.250%, 10/15/2022	2,450,000	1,234,188
8.750%, 03/01/2023 (A)(B)	500,000	417,500
Carrizo Oil & Gas, Inc.
8.250%, 07/15/2025	525,000	534,188
Cheniere Energy Partners LP
5.250%, 10/01/2025	2,975,000	2,896,906
5.625%, 10/01/2026 (A)	400,000	389,000
Continental Resources, Inc.
3.800%, 06/01/2024	325,000	306,891
4.375%, 01/15/2028	175,000	164,937
DCP Midstream Operating LP
2.700%, 04/01/2019	475,000	472,625
Denbury Resources, Inc.
6.375%, 08/15/2021	2,125,000	1,827,500
9.250%, 03/31/2022 (A)	451,000	449,873
Diamond Offshore Drilling, Inc.
4.875%, 11/01/2043	1,000,000	590,000
Enable Midstream Partners LP
2.400%, 05/15/2019	1,875,000	1,863,462
EnLink Midstream Partners LP
4.150%, 06/01/2025	75,000	67,906
4.400%, 04/01/2024	1,904,000	1,817,226
4.850%, 07/15/2026	725,000	662,599
Ensco PLC
5.750%, 10/01/2044	2,575,000	1,583,625
Era Group, Inc.
7.750%, 12/15/2022	1,600,000	1,584,000
Gulfport Energy Corp.
6.000%, 10/15/2024 (B)	625,000	571,875
Hilcorp Energy I LP
5.000%, 12/01/2024 (A)	1,250,000	1,134,375
5.750%, 10/01/2025 (A)	1,250,000	1,156,250
6.250%, 11/01/2028 (A)	225,000	210,938
Hornbeck Offshore Services, Inc.
5.000%, 03/01/2021	550,000	327,250
5.875%, 04/01/2020	585,000	393,413
Murphy Oil Corp.
4.450%, 12/01/2022	1,175,000	1,128,482
5.750%, 08/15/2025	125,000	120,595
6.875%, 08/15/2024	585,000	596,018
Nabors Industries, Inc.
5.750%, 02/01/2025	800,000	652,474
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)	225,000	221,625
4.875%, 08/15/2027 (A)	350,000	334,250
7.768%, 12/15/2037 (A)	3,675,000	4,226,250
Oceaneering International, Inc.
6.000%, 02/01/2028	550,000	496,421
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (A)	3,000,000	3,030,000
6.875%, 04/15/2040 (A)	1,357,000	1,445,205
7.500%, 07/15/2038 (A)	201,000	229,140
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022	1,050,000	1,105,798
SemGroup Corp.
5.625%, 07/15/2022 to 11/15/2023	1,625,000	1,536,250
6.375%, 03/15/2025	1,925,000	1,809,500
7.250%, 03/15/2026 (B)	910,000	873,600
Southwestern Energy Company
6.200%, 01/23/2025	15,000	14,381
7.500%, 04/01/2026	250,000	251,875
7.750%, 10/01/2027	250,000	252,800
Summit Midstream Holdings LLC
5.750%, 04/15/2025	125,000	118,125
Tallgrass Energy Partners LP
4.750%, 10/01/2023 (A)	400,000	395,500
5.500%, 09/15/2024 (A)	4,425,000	4,436,063
Teekay Corp.
8.500%, 01/15/2020	1,300,000	1,296,750
Trinidad Drilling, Ltd.
6.625%, 02/15/2025 (A)	50,000	50,525
Ultra Resources, Inc.
7.125%, 04/15/2025 (A)(B)	2,675,000	1,096,750
USA Compression Partners LP
6.875%, 04/01/2026 (A)	500,000	488,125
		51,440,935
Financials – 4.0%
Ally Financial, Inc.
8.000%, 03/15/2020	200,000	209,918
AmWINS Group, Inc.
7.750%, 07/01/2026 (A)	700,000	696,500
CIT Group, Inc.
4.125%, 03/09/2021	40,000	39,900
5.375%, 05/15/2020	32,581	33,559
6.125%, 03/09/2028	50,000	51,375
FirstCash, Inc.
5.375%, 06/01/2024 (A)	450,000	442,125
HUB International, Ltd.
7.000%, 05/01/2026 (A)	425,000	404,813
LPL Holdings, Inc.
5.750%, 09/15/2025 (A)	5,075,000	4,808,535
MSCI, Inc.
5.375%, 05/15/2027 (A)	200,000	198,174
Springleaf Finance Corp.
6.000%, 06/01/2020	1,475,000	1,495,281
7.125%, 03/15/2026	600,000	564,000
8.250%, 10/01/2023	225,000	236,250
USIS Merger Sub, Inc.
6.875%, 05/01/2025 (A)	875,000	831,250
		10,011,680

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care – 9.8%
Bausch Health Companies, Inc.
5.500%, 03/01/2023 to 11/01/2025 (A)	$2,075,000	$2,009,844
5.875%, 05/15/2023 (A)	1,025,000	995,531
6.125%, 04/15/2025 (A)(B)	1,265,000	1,187,456
6.500%, 03/15/2022 (A)	175,000	180,906
7.000%, 03/15/2024 (A)	325,000	340,031
Centene Corp.
5.375%, 06/01/2026 (A)	450,000	452,813
6.125%, 02/15/2024	200,000	207,980
Change Healthcare Holdings LLC
5.750%, 03/01/2025 (A)	1,825,000	1,763,406
Charles River Laboratories
International, Inc.
5.500%, 04/01/2026 (A)	250,000	250,000
Community Health Systems, Inc.
5.125%, 08/01/2021 (B)	1,575,000	1,491,328
DaVita, Inc.
5.000%, 05/01/2025	675,000	634,500
Encompass Health Corp.
5.125%, 03/15/2023	195,000	194,756
HCA, Inc.
4.250%, 10/15/2019	135,000	135,338
5.875%, 03/15/2022	1,500,000	1,558,875
Hill-Rom Holdings, Inc.
5.000%, 02/15/2025 (A)	25,000	24,375
5.750%, 09/01/2023 (A)	325,000	330,281
Hologic, Inc.
4.375%, 10/15/2025 (A)	1,250,000	1,187,500
4.625%, 02/01/2028 (A)	150,000	140,343
IQVIA, Inc.
4.875%, 05/15/2023 (A)	250,000	248,438
5.000%, 10/15/2026 (A)	200,000	192,500
Kinetic Concepts, Inc.
7.875%, 02/15/2021 (A)	1,600,000	1,628,000
MEDNAX, Inc.
5.250%, 12/01/2023 (A)	175,000	172,813
6.250%, 01/15/2027 (A)	225,000	224,156
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (A)	2,225,000	2,216,656
NVA Holdings, Inc.
6.875%, 04/01/2026 (A)	150,000	143,063
Polaris Intermediate Corp. (8.500% Cash
or 9.250% PIK) 8.500%,
12/01/2022 (A)	400,000	398,000
Select Medical Corp.
6.375%, 06/01/2021	1,975,000	1,989,220
Surgery Center Holdings, Inc.
6.750%, 07/01/2025 (A)(B)	325,000	301,031
8.875%, 04/15/2021 (A)(B)	750,000	761,250
Tenet Healthcare Corp.
4.625%, 07/15/2024	775,000	743,543
Valeant Pharmaceuticals International
8.500%, 01/31/2027 (A)	250,000	258,750
Vizient, Inc.
10.375%, 03/01/2024 (A)	2,350,000	2,555,625
WellCare Health Plans, Inc.
5.375%, 08/15/2026 (A)	100,000	99,268
		25,017,576
Industrials – 7.7%
ACCO Brands Corp.
5.250%, 12/15/2024 (A)	25,000	23,063
Advanced Disposal Services, Inc.
5.625%, 11/15/2024 (A)	1,925,000	1,891,313
Allison Transmission, Inc.
4.750%, 10/01/2027 (A)	575,000	517,500
5.000%, 10/01/2024 (A)	2,625,000	2,523,281
Avolon Holdings Funding, Ltd.
5.125%, 10/01/2023 (A)	375,000	373,594
BBA US Holdings, Inc.
5.375%, 05/01/2026 (A)	975,000	943,313
Covanta Holding Corp.
5.875%, 03/01/2024 to 07/01/2025	1,000,000	952,500
6.000%, 01/01/2027	750,000	697,500
IHS Markit, Ltd.
4.750%, 02/15/2025 (A)	1,000,000	993,050
5.000%, 11/01/2022 (A)	1,275,000	1,298,078
KAR Auction Services, Inc.
5.125%, 06/01/2025 (A)	3,250,000	3,038,750
RBS Global, Inc.
4.875%, 12/15/2025 (A)	650,000	616,688
Resideo Funding, Inc.
6.125%, 11/01/2026 (A)	225,000	224,156
Ritchie Bros Auctioneers, Inc.
5.375%, 01/15/2025 (A)	2,650,000	2,600,313
Sensata Technologies BV
5.625%, 11/01/2024 (A)	1,600,000	1,604,000
Sensata Technologies UK Financing
Company PLC
6.250%, 02/15/2026 (A)	250,000	254,535
Stevens Holding Company, Inc.
6.125%, 10/01/2026 (A)	850,000	839,375
Waste Pro USA, Inc.
5.500%, 02/15/2026 (A)	250,000	230,000
		19,621,009
Information technology – 6.5%
Cardtronics, Inc.
5.125%, 08/01/2022	852,000	874,195
5.500%, 05/01/2025 (A)	1,400,000	1,305,500
CDK Global, Inc.
4.875%, 06/01/2027	150,000	139,875
5.000%, 10/15/2024	600,000	595,500
5.875%, 06/15/2026	125,000	124,375
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	525,000	486,308
Dell International LLC
5.875%, 06/15/2021 (A)	1,825,000	1,850,616
7.125%, 06/15/2024 (A)	2,200,000	2,305,875
Fair Isaac Corp.
5.250%, 05/15/2026 (A)	100,000	98,625
First Data Corp.
5.000%, 01/15/2024 (A)	1,550,000	1,528,610
5.375%, 08/15/2023 (A)	200,000	201,250
5.750%, 01/15/2024 (A)	625,000	627,344
7.000%, 12/01/2023 (A)	1,100,000	1,138,500
Gartner, Inc.
5.125%, 04/01/2025 (A)	465,000	458,606
Infor Software Parent LLC (7.125%
Cash or 7.875% PIK) 7.125%,
05/01/2021 (A)	475,000	473,813
Infor US, Inc.
6.500%, 05/15/2022	355,000	353,225
NCR Corp.
4.625%, 02/15/2021	475,000	467,875
5.000%, 07/15/2022	1,510,000	1,434,500
5.875%, 12/15/2021	900,000	886,500
6.375%, 12/15/2023	750,000	740,625
Symantec Corp.
5.000%, 04/15/2025 (A)	125,000	121,011

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Vantiv LLC
4.375%, 11/15/2025 (A)	$325,000	$302,656
		16,515,384
Materials – 4.0%
Ardagh Packaging Finance PLC
4.250%, 09/15/2022 (A)	200,000	193,260
4.625%, 05/15/2023 (A)	150,000	145,875
7.250%, 05/15/2024 (A)	475,000	479,750
Ball Corp.
4.375%, 12/15/2020	750,000	754,875
4.875%, 03/15/2026	250,000	245,625
5.000%, 03/15/2022	175,000	178,938
5.250%, 07/01/2025	75,000	76,125
Berry Global, Inc.
5.125%, 07/15/2023	250,000	247,656
6.000%, 10/15/2022	640,000	648,000
Crown Americas LLC
4.750%, 02/01/2026 (A)(B)	550,000	530,090
Flex Acquisition Company, Inc.
6.875%, 01/15/2025 (A)	875,000	808,281
7.875%, 07/15/2026 (A)	250,000	235,625
Novelis Corp.
6.250%, 08/15/2024 (A)	125,000	123,750
OI European Group BV
4.000%, 03/15/2023 (A)(B)	350,000	327,250
Owens-Brockway Glass Container, Inc.
5.000%, 01/15/2022 (A)	175,000	174,125
5.375%, 01/15/2025 (A)	850,000	813,875
5.875%, 08/15/2023 (A)	913,000	913,000
6.375%, 08/15/2025 (A)	1,700,000	1,700,000
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (A)	150,000	146,438
Sealed Air Corp.
5.125%, 12/01/2024 (A)	1,165,000	1,135,875
Silgan Holdings, Inc.
5.500%, 02/01/2022	75,000	75,758
The Scotts Miracle-Gro Company
6.000%, 10/15/2023	50,000	50,625
Valvoline, Inc.
5.500%, 07/15/2024	250,000	248,125
		10,252,921
Real estate – 4.5%
CoreCivic, Inc.
4.625%, 05/01/2023	300,000	277,875
5.000%, 10/15/2022	800,000	762,500
Equinix, Inc.
5.375%, 01/01/2022	100,000	101,344
5.750%, 01/01/2025	650,000	661,245
5.875%, 01/15/2026	625,000	634,375
Iron Mountain, Inc.
4.375%, 06/01/2021 (A)	975,000	965,250
5.250%, 03/15/2028 (A)	450,000	407,268
6.000%, 08/15/2023	250,000	255,313
MPT Operating Partnership LP
5.000%, 10/15/2027	725,000	688,750
5.250%, 08/01/2026	800,000	782,000
5.500%, 05/01/2024	715,000	718,575
6.375%, 03/01/2024	60,000	62,100
Sabra Health Care LP
5.375%, 06/01/2023	500,000	499,375
5.500%, 02/01/2021	1,350,000	1,366,875
SBA Communications Corp.
4.000%, 10/01/2022	525,000	506,625
4.875%, 07/15/2022	100,000	99,500
The GEO Group, Inc.
5.125%, 04/01/2023	210,000	189,525
5.875%, 01/15/2022 to 10/15/2024	1,665,000	1,586,528
6.000%, 04/15/2026	975,000	865,313
		11,430,336
Utilities – 5.9%
AmeriGas Partners LP
5.750%, 05/20/2027	100,000	90,345
NextEra Energy Operating Partners LP
4.250%, 09/15/2024 (A)	125,000	117,813
NSG Holdings LLC
7.750%, 12/15/2025 (A)	2,790,452	2,985,784
Pattern Energy Group, Inc.
5.875%, 02/01/2024 (A)	3,775,000	3,671,188
Rockpoint Gas Storage Canada, Ltd.
7.000%, 03/31/2023 (A)	987,000	957,390
Southern Star Central Corp.
5.125%, 07/15/2022 (A)	1,900,000	1,866,750
TerraForm Power Operating LLC
4.250%, 01/31/2023 (A)	2,250,000	2,137,500
5.000%, 01/31/2028 (A)	1,625,000	1,454,863
6.125%, 03/01/2026 (A)	950,000	890,055
6.625%, 06/15/2025 (A)	850,000	875,500
		15,047,188
TOTAL CORPORATE BONDS (Cost
$242,865,509)		$237,212,372

CONVERTIBLE BONDS – 1.4%
Communication services – 0.2%
DISH Network Corp.
3.375%, 08/15/2026	575,000	504,793
Energy – 1.2%
Hornbeck Offshore Services, Inc.
1.500%, 09/01/2019 (B)	2,625,000	2,377,297
Nabors Industries, Inc.
0.750%, 01/15/2024	950,000	631,750
		3,009,047
TOTAL CONVERTIBLE BONDS (Cost
$3,654,478)		$3,513,840

TERM LOANS (C) – 2.6%
Communication services – 1.8%
Advantage Sales & Marketing, Inc.,
2014 1st Lien Term Loan (1 month
LIBOR + 3.250%) 5.595%,
07/23/2021	928,244	837,453
Ancestry.com Operations, Inc., 2017 1st
Lien Term Loan (1 month LIBOR +
3.250%) 5.600%, 10/19/2023	3,737,160	3,690,446
		4,527,899
Consumer discretionary – 0.1%
CCM Merger, Inc., New Term Loan B (1
month LIBOR + 2.250%) 4.595%,
08/08/2021	342,633	341,091
Energy – 0.2%
Ultra Resources, Inc., 1st Lien Term
Loan
04/12/2024 TBD (D)	675,000	621,844
Financials – 0.2%
Capital Automotive LP, 2017 2nd Lien
Term Loan (1 month LIBOR +
6.000%) 8.350%, 03/24/2025	428,659	429,195

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (C) (continued)
Health care – 0.3%
Press Ganey Holdings, Inc., 2018 1st
Lien Term Loan (1 month LIBOR +
2.750%) 5.095%, 10/23/2023	$643,827	$636,185
TOTAL TERM LOANS (Cost $6,712,484)		$6,556,214

RIGHTS – 0.1%
Texas Competitive Electric Holdings
Company LLC (E)(F)	215,025	165,569
TOTAL RIGHTS (Cost $1,079,996)		$165,569

ESCROW CERTIFICATES – 0.0%
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (E)(G)	13,200,000	19,800
TOTAL ESCROW CERTIFICATES (Cost $6,477)		$19,800

SECURITIES LENDING COLLATERAL – 3.6%
John Hancock Collateral Trust,
2.3749% (H)(I)	934,076	9,343,186
TOTAL SECURITIES LENDING COLLATERAL (Cost
$9,343,237)		$9,343,186

SHORT-TERM INVESTMENTS – 1.2%
Money market funds – 1.2%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 2.1426% (H)	2,998,800	2,998,800
TOTAL SHORT-TERM INVESTMENTS (Cost $2,998,800)		$2,998,800
Total Investments (U.S. High Yield Bond Fund)
(Cost $266,660,981) – 102.1%		$259,809,781
Other assets and liabilities, net – (2.1%)		(5,401,762)
TOTAL NET ASSETS – 100.0%		$254,408,019

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $139,094,956 or 54.7% of the fund’s net assets as of 11-30-18.
(B)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $9,143,393.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(E)	Non-income producing security.
(F)	Strike price and/or expiration date not available.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	The rate shown is the annualized seven-day yield as of 11-30-18.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

U.S. Strategic Equity Allocation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.9%
Communication services – 5.2%
Diversified telecommunication services – 1.6%
AT&T, Inc.	359,336	$11,225,657
ATN International, Inc.	455	38,475
CenturyLink, Inc.	47,198	887,322
Cincinnati Bell, Inc. (A)	2,045	25,399
Cogent Communications Holdings, Inc.	1,805	87,524
Consolidated Communications
Holdings, Inc. (B)	3,123	42,972
Frontier Communications Corp. (B)	4,679	16,704
Intelsat SA (A)	2,003	49,815
Iridium Communications, Inc. (A)	4,215	100,654
Ooma, Inc. (A)	898	13,416
ORBCOMM, Inc. (A)	3,356	31,815
pdvWireless, Inc. (A)	435	18,896
Verizon Communications, Inc.	204,481	12,330,204
Vonage Holdings Corp. (A)	9,612	101,791
Windstream Holdings, Inc. (A)(B)	1,872	5,635
		24,976,279
Entertainment – 0.9%
Activision Blizzard, Inc.	21,248	1,059,850
AMC Entertainment Holdings, Inc.,
Class A	2,274	31,040
Cinemark Holdings, Inc.	10,611	407,144
Electronic Arts, Inc. (A)	8,495	714,175
Eros International PLC (A)(B)	1,576	14,389
Glu Mobile, Inc. (A)	4,939	36,598
IMAX Corp. (A)	2,345	43,523
Liberty Media Corp.-Liberty Braves,
Class A (A)	528	13,205
Liberty Media Corp.-Liberty Braves,
Class C (A)	1,570	39,250
Live Nation Entertainment, Inc. (A)	13,772	766,825
Netflix, Inc. (A)	12,131	3,471,043
Pandora Media, Inc. (A)	11,232	97,606
Reading International, Inc., Class A (A)	868	13,254
Rosetta Stone, Inc. (A)	920	15,373
SFX Entertainment, Inc. (A)(C)	1,600	0
Take-Two Interactive Software, Inc. (A)	3,231	354,344
The Marcus Corp.	855	36,303
The Walt Disney Company	41,420	4,783,596
Twenty-First Century Fox, Inc., Class A	29,692	1,468,863
Twenty-First Century Fox, Inc., Class B	13,265	650,383
Viacom, Inc., Class B	10,068	310,698
World Wrestling Entertainment, Inc.,
Class A	6,211	459,366
		14,786,828
Interactive media and services – 1.9%
Alphabet, Inc., Class A (A)	8,328	9,241,165
Alphabet, Inc., Class C (A)	8,577	9,386,926
Care.com, Inc. (A)	869	15,572
Cargurus, Inc. (A)	2,194	85,369
Cars.com, Inc. (A)	9,462	244,782
Facebook, Inc., Class A (A)	67,170	9,444,774
Liberty TripAdvisor Holdings, Inc.,
Class A (A)	3,213	61,143
QuinStreet, Inc. (A)	1,665	26,873
The Meet Group, Inc. (A)	3,183	12,827
TripAdvisor, Inc. (A)	2,916	186,799
TrueCar, Inc. (A)	4,112	42,806
Twitter, Inc. (A)	20,040	630,258
XO Group, Inc. (A)	1,060	36,570
Yelp, Inc. (A)	3,551	119,562
		29,535,426

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media – 0.8%
AMC Networks, Inc., Class A (A)	4,536	$271,525
Cable One, Inc.	495	445,149
CBS Corp., Class B	9,353	506,746
Central European Media
Enterprises, Ltd., Class A (A)(B)	3,982	13,061
Charter Communications, Inc.,
Class A (A)	4,967	1,635,136
Clear Channel Outdoor Holdings, Inc.,
Class A	1,816	9,280
Comcast Corp., Class A	127,399	4,969,835
Daily Journal Corp. (A)(B)	55	12,980
Discovery, Inc., Series A (A)(B)	4,703	144,476
Discovery, Inc., Series C (A)	9,461	264,246
DISH Network Corp., Class A (A)	6,578	215,495
Emerald Expositions Events, Inc.	1,171	13,701
Entercom Communications Corp.,
Class A (B)	5,686	37,130
Entravision Communications Corp.,
Class A	2,953	9,538
Gannett Company, Inc.	4,950	51,332
Gray Television, Inc. (A)	3,516	65,011
Hemisphere Media Group, Inc. (A)	955	13,246
John Wiley & Sons, Inc., Class A	4,541	251,072
Liberty Latin America, Ltd., Class A (A)	2,203	40,205
Liberty Latin America, Ltd., Class C (A)	4,710	87,088
Loral Space & Communications, Inc. (A)	575	24,443
MDC Partners, Inc., Class A (A)	2,719	7,178
Media General, Inc. (A)(C)	7,175	689
Meredith Corp. (B)	5,688	325,695
MSG Networks, Inc., Class A (A)	2,565	68,691
National CineMedia, Inc.	3,440	23,770
New Media Investment Group, Inc.	2,682	35,402
News Corp., Class A	11,059	143,546
News Corp., Class B	3,485	46,699
Nexstar Media Group, Inc., Class A	1,956	161,644
Omnicom Group, Inc.	6,183	475,906
Scholastic Corp.	1,236	57,116
Sinclair Broadcast Group, Inc., Class A	3,148	99,005
TechTarget, Inc. (A)	903	12,994
TEGNA, Inc.	30,926	411,007
The EW Scripps Company, Class A	2,059	36,300
The Interpublic Group of
Companies, Inc.	10,911	256,409
The New York Times Company, Class A	19,798	531,180
Tribune Publishing Company (A)	800	11,672
WideOpenWest, Inc. (A)	1,325	12,376
		11,797,974
Wireless telecommunication services – 0.0%
Boingo Wireless, Inc. (A)	1,819	45,548
Gogo, Inc. (A)(B)	2,700	11,421
NII Holdings, Inc. (A)	3,957	21,407
Shenandoah
Telecommunications Company	2,053	102,568
Spok Holdings, Inc.	936	13,638
Telephone & Data Systems, Inc.	9,190	328,359
		522,941
		81,619,448
Consumer discretionary – 10.3%
Auto components – 0.3%
Adient PLC	8,667	205,235
American Axle & Manufacturing
Holdings, Inc. (A)	4,824	60,059
Aptiv PLC	16,852	1,211,659
BorgWarner, Inc.	13,320	527,206
Cooper Tire & Rubber Company	2,211	75,616
Cooper-Standard Holdings, Inc. (A)	773	56,522
Dana, Inc.	20,829	302,229
Delphi Technologies PLC	8,862	151,452
Dorman Products, Inc. (A)	1,171	102,884
Fox Factory Holding Corp. (A)	1,588	101,171
Gentex Corp.	26,840	604,437
Gentherm, Inc. (A)	1,602	74,381
LCI Industries	1,074	83,106
Modine Manufacturing Company (A)	2,222	28,997
Motorcar Parts of America, Inc. (A)	868	15,581
Standard Motor Products, Inc.	922	48,562
Stoneridge, Inc. (A)	1,212	32,421
Superior Industries International, Inc.	1,182	8,700
Tenneco, Inc., Class A	2,220	74,925
The Goodyear Tire & Rubber Company	15,246	353,097
Tower International, Inc.	882	24,802
Visteon Corp. (A)	2,931	216,366
		4,359,408
Automobiles – 0.4%
Ford Motor Company	247,278	2,326,886
General Motors Company	82,882	3,145,372
Harley-Davidson, Inc.	10,377	438,843
Thor Industries, Inc.	4,996	338,779
Winnebago Industries, Inc.	1,373	34,366
		6,284,246
Distributors – 0.2%
Core-Mark Holding Company, Inc.	2,010	52,823
Funko, Inc., Class A (A)	478	7,184
Genuine Parts Company	10,388	1,077,339
LKQ Corp. (A)	22,990	640,042
Pool Corp.	4,030	654,915
Weyco Group, Inc.	324	10,731
		2,443,034
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	8,591	496,044
American Public Education, Inc. (A)	727	23,002
Cambium Learning Group, Inc. (A)	618	8,949
Career Education Corp. (A)	3,016	40,686
Carriage Services, Inc.	806	13,734
Chegg, Inc. (A)	4,750	132,763
Graham Holdings Company, Class B	437	287,966
H&R Block, Inc.	10,134	273,719
Houghton Mifflin Harcourt Company (A)	4,699	46,755
K12, Inc. (A)	1,622	38,701
Laureate Education, Inc., Class A (A)	3,631	53,557
Regis Corp. (A)	1,566	28,611
Service Corp. International	18,001	831,646
Sotheby’s (A)	5,291	211,587
Strategic Education, Inc.	914	124,752
Weight Watchers International, Inc. (A)	5,545	277,361
		2,889,833
Hotels, restaurants and leisure – 1.9%
BBX Capital Corp.	3,029	20,355
Belmond, Ltd., Class A (A)	3,930	71,526
Biglari Holdings, Inc., Class B (A)	66	9,441
BJ’s Restaurants, Inc.	907	49,268
Bloomin’ Brands, Inc.	3,653	71,416
Bojangles’, Inc. (A)	813	13,081
Boyd Gaming Corp.	11,669	289,625
Brinker International, Inc.	5,973	305,101
Carnival Corp.	19,736	1,189,883
Carrols Restaurant Group, Inc. (A)	1,597	17,599
Century Casinos, Inc. (A)	1,502	11,205

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Chipotle Mexican Grill, Inc. (A)	1,211	$573,057
Churchill Downs, Inc.	1,703	473,025
Chuy’s Holdings, Inc. (A)	753	16,114
Cracker Barrel Old Country
Store, Inc. (B)	3,225	583,112
Darden Restaurants, Inc.	6,131	677,721
Dave & Buster’s Entertainment, Inc.	1,738	98,823
Del Frisco’s Restaurant Group, Inc. (A)	1,580	10,855
Del Taco Restaurants, Inc. (A)	1,412	15,123
Denny’s Corp. (A)	2,761	45,667
Dine Brands Global, Inc.	725	64,656
Domino’s Pizza, Inc.	4,179	1,158,920
Drive Shack, Inc. (A)	2,958	13,814
Dunkin’ Brands Group, Inc.	8,362	618,788
El Pollo Loco Holdings, Inc. (A)	1,014	15,484
Eldorado Resorts, Inc. (A)	9,365	411,873
Fiesta Restaurant Group, Inc. (A)	1,056	19,906
Golden Entertainment, Inc. (A)	840	15,196
Hilton Worldwide Holdings, Inc.	14,634	1,105,452
International Speedway Corp., Class A	3,517	148,910
J Alexander’s Holdings, Inc. (A)	680	6,950
Jack in the Box, Inc.	3,905	346,334
Lindblad Expeditions Holdings, Inc. (A)	1,058	13,627
Marriott International, Inc., Class A	14,133	1,625,719
Marriott Vacations Worldwide Corp.	5,784	469,661
McDonald’s Corp.	38,000	7,163,380
MGM Resorts International	25,344	683,274
Monarch Casino & Resort, Inc. (A)	532	21,280
Nathan’s Famous, Inc.	135	9,905
Norwegian Cruise Line
Holdings, Ltd. (A)	10,097	518,178
Papa John’s International, Inc. (B)	3,215	154,288
Penn National Gaming, Inc. (A)	15,371	339,853
Planet Fitness, Inc., Class A (A)	3,854	212,818
PlayAGS, Inc. (A)	990	22,226
Potbelly Corp. (A)	1,109	11,290
RCI Hospitality Holdings, Inc.	453	11,334
Red Lion Hotels Corp. (A)	871	7,856
Red Robin Gourmet Burgers, Inc. (A)	578	20,051
Red Rock Resorts, Inc., Class A	3,059	80,023
Royal Caribbean Cruises, Ltd.	8,360	945,265
Ruth’s Hospitality Group, Inc.	1,272	31,126
Scientific Games Corp. (A)	7,915	154,184
SeaWorld Entertainment, Inc. (A)	2,392	68,124
Shake Shack, Inc., Class A (A)	1,085	60,272
Six Flags Entertainment Corp.	7,131	437,558
Sonic Corp.	1,512	65,696
Speedway Motorsports, Inc.	579	10,063
Starbucks Corp.	66,133	4,412,394
Texas Roadhouse, Inc.	9,589	633,162
The Cheesecake Factory, Inc. (B)	6,062	286,066
The Habit Restaurants, Inc., Class A (A)	928	11,600
The Wendy’s Company	18,687	335,058
Wingstop, Inc.	1,271	83,403
Wyndham Destinations, Inc.	9,923	411,507
Wyndham Hotels & Resorts, Inc.	9,976	500,097
Wynn Resorts, Ltd.	4,845	530,043
Yum! Brands, Inc.	15,521	1,431,347
		30,240,008
Household durables – 0.4%
Bassett Furniture Industries, Inc.	537	11,293
Beazer Homes USA, Inc. (A)	1,427	16,068
Cavco Industries, Inc. (A)	376	61,875
Century Communities, Inc. (A)	1,125	23,141
D.R. Horton, Inc.	8,912	331,705
Ethan Allen Interiors, Inc.	1,106	22,983
Flexsteel Industries, Inc.	418	10,375
Garmin, Ltd.	3,145	209,646
GoPro, Inc., Class A (A)	5,037	25,588
Green Brick Partners, Inc. (A)	1,111	9,221
Hamilton Beach Brands Holding
Company, Class B	294	6,659
Helen of Troy, Ltd. (A)	3,780	540,653
Hooker Furniture Corp.	545	16,421
Hovnanian Enterprises, Inc., Class A (A)	6,257	7,946
Installed Building Products, Inc. (A)	992	38,420
iRobot Corp. (A)(B)	1,171	111,713
KB Home	12,281	259,252
La-Z-Boy, Inc.	2,060	60,214
Leggett & Platt, Inc.	3,438	133,188
Lennar Corp., A Shares	7,577	323,765
LGI Homes, Inc. (A)	804	37,113
M/I Homes, Inc. (A)	1,194	28,107
MDC Holdings, Inc.	1,953	57,516
Meritage Homes Corp. (A)	1,674	64,031
Mohawk Industries, Inc. (A)	1,661	212,708
Newell Brands, Inc.	11,271	263,741
NVR, Inc. (A)	340	833,000
PulteGroup, Inc.	6,843	181,476
Roku, Inc. (A)(B)	1,899	77,384
Skyline Champion Corp.	1,283	28,893
Sonos, Inc. (A)	776	9,529
Taylor Morrison Home Corp.,
Class A (A)	5,101	86,258
Tempur Sealy International, Inc. (A)(B)	4,564	232,673
Toll Brothers, Inc.	13,531	446,117
TopBuild Corp. (A)	1,554	79,176
TRI Pointe Group, Inc. (A)	21,784	271,864
Tupperware Brands Corp.	7,192	273,008
Turtle Beach Corp. (A)	375	6,071
Universal Electronics, Inc. (A)	622	21,447
Vuzix Corp. (A)	1,291	7,152
Whirlpool Corp.	1,679	211,772
William Lyon Homes, Class A (A)	1,409	17,514
ZAGG, Inc. (A)	1,248	12,542
		5,679,218
Internet and direct marketing retail – 3.2%
1-800-Flowers.com, Inc., Class A (A)	1,231	15,400
Amazon.com, Inc. (A)	24,516	41,436,208
Booking Holdings, Inc. (A)	2,840	5,372,939
Duluth Holdings, Inc., Class B (A)	357	11,203
eBay, Inc. (A)	55,722	1,663,302
Etsy, Inc. (A)	5,228	282,521
Expedia Group, Inc.	7,117	859,662
Gaia, Inc. (A)	603	7,863
Groupon, Inc. (A)	19,449	59,708
Lands’ End, Inc. (A)	453	9,617
Leaf Group, Ltd. (A)	894	7,286
Liberty Expedia Holdings, Inc.,
Series A (A)	2,402	100,668
Liquidity Services, Inc. (A)	1,371	8,884
Nutrisystem, Inc.	1,309	48,682
Overstock.com, Inc. (A)	935	18,289
PetMed Express, Inc. (B)	878	21,151
Quotient Technology, Inc. (A)	3,511	43,150
Shutterfly, Inc. (A)	1,448	72,386
Shutterstock, Inc.	830	31,714
Stamps.com, Inc. (A)	766	131,338
		50,201,971

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Leisure products – 0.1%
Acushnet Holdings Corp.	1,513	$34,572
American Outdoor Brands Corp. (A)	2,382	29,013
Brunswick Corp.	8,656	459,114
Callaway Golf Company	4,106	70,336
Clarus Corp.	1,100	12,452
Hasbro, Inc.	3,028	275,548
Johnson Outdoors, Inc., Class A	221	15,757
Malibu Boats, Inc., Class A (A)	911	44,111
Marine Products Corp.	375	8,153
MasterCraft Boat Holdings, Inc. (A)	834	21,609
Mattel, Inc. (A)(B)	9,082	126,240
Nautilus, Inc. (A)	1,379	17,803
Polaris Industries, Inc.	5,840	566,480
Sturm Ruger & Company, Inc.	724	38,814
Vista Outdoor, Inc. (A)	2,568	29,275
		1,749,277
Multiline retail – 0.4%
Big Lots, Inc.	5,775	251,559
Dillard’s, Inc., Class A (B)	2,427	168,410
Dollar General Corp.	11,870	1,317,451
Dollar Tree, Inc. (A)	10,640	923,233
J.C. Penney Company, Inc. (A)(B)	14,340	20,506
Kohl’s Corp.	7,494	503,372
Macy’s, Inc.	13,792	471,962
Nordstrom, Inc.	5,182	273,972
Ollie’s Bargain Outlet Holdings, Inc. (A)	7,302	647,687
Target Corp.	23,562	1,671,960
		6,250,112
Specialty retail – 2.8%
Aaron’s, Inc.	9,921	464,303
Abercrombie & Fitch Company, Class A	3,010	62,939
Advance Auto Parts, Inc.	5,304	942,574
American Eagle Outfitters, Inc.	23,866	499,515
America’s Car-Mart, Inc. (A)	267	19,814
Asbury Automotive Group, Inc. (A)	868	59,996
Ascena Retail Group, Inc. (A)	7,888	23,822
At Home Group, Inc. (A)	1,938	55,233
AutoNation, Inc. (A)	5,740	213,126
AutoZone, Inc. (A)	1,888	1,527,524
Barnes & Noble Education, Inc. (A)	1,898	12,660
Barnes & Noble, Inc.	2,729	20,659
Bed Bath & Beyond, Inc. (B)	19,859	255,784
Best Buy Company, Inc.	17,383	1,122,768
Boot Barn Holdings, Inc. (A)	1,238	28,028
Caleres, Inc.	1,862	56,288
Camping World Holdings, Inc.,
Class A (B)	1,449	27,343
CarMax, Inc. (A)	12,627	834,266
Carvana Company (A)(B)	1,423	61,602
Chico’s FAS, Inc.	5,701	30,785
Citi Trends, Inc.	623	12,772
Conn’s, Inc. (A)	864	24,114
Dick’s Sporting Goods, Inc.	7,638	274,815
DSW, Inc., Class A	3,025	83,914
Express, Inc. (A)	3,310	20,654
Five Below, Inc. (A)	7,951	833,185
Foot Locker, Inc.	8,388	473,083
GameStop Corp., Class A (B)	4,384	59,885
Genesco, Inc. (A)	869	36,289
GNC Holdings, Inc., Class A (A)(B)	3,877	11,049
Group 1 Automotive, Inc.	840	47,208
Guess?, Inc.	2,536	60,357
Haverty Furniture Companies, Inc.	872	17,867
Hibbett Sports, Inc. (A)	845	13,089
Hudson, Ltd., Class A (A)	1,755	36,416
Kirkland’s, Inc. (A)	795	8,626
L Brands, Inc.	16,318	540,289
Lithia Motors, Inc., Class A	1,002	83,026
Lowe’s Companies, Inc.	58,019	5,475,253
Lumber Liquidators Holdings, Inc. (A)	1,288	16,267
MarineMax, Inc. (A)	1,150	24,415
Monro, Inc.	1,392	113,197
Murphy USA, Inc. (A)	4,292	347,738
National Vision Holdings, Inc. (A)	2,127	78,210
Office Depot, Inc.	24,374	78,728
O’Reilly Automotive, Inc. (A)	5,764	1,998,840
Party City Holdco, Inc. (A)	2,506	29,947
Rent-A-Center, Inc. (A)	1,954	28,685
RH (A)(B)	845	98,138
Ross Stores, Inc.	26,954	2,361,170
Sally Beauty Holdings, Inc. (A)	17,242	363,979
Shoe Carnival, Inc.	476	18,055
Signet Jewelers, Ltd.	7,764	409,163
Sleep Number Corp. (A)	1,524	58,430
Sonic Automotive, Inc., Class A	1,053	16,627
Sportsman’s Warehouse
Holdings, Inc. (A)	1,858	8,361
Tailored Brands, Inc.	2,198	50,334
The Buckle, Inc. (B)	1,303	24,887
The Cato Corp., Class A	1,019	15,397
The Children’s Place, Inc.	705	91,396
The Gap, Inc.	15,518	423,486
The Home Depot, Inc.	81,834	14,756,307
The Michaels Companies, Inc. (A)	9,749	165,441
The TJX Companies, Inc.	89,685	4,381,112
Tiffany & Company	7,791	708,981
Tile Shop Holdings, Inc.	2,018	11,926
Tilly’s, Inc., Class A	649	7,470
Tractor Supply Company	8,723	829,819
Ulta Beauty, Inc. (A)	4,063	1,209,921
Urban Outfitters, Inc. (A)	7,612	289,941
Williams-Sonoma, Inc. (B)	8,040	455,305
Winmark Corp.	111	16,462
Zumiez, Inc. (A)	850	16,762
		43,935,817
Textiles, apparel and luxury goods – 0.4%
Carter’s, Inc.	4,638	429,015
Crocs, Inc. (A)	2,969	82,538
Culp, Inc.	533	10,921
Deckers Outdoor Corp. (A)	4,314	574,797
Fossil Group, Inc. (A)	2,008	38,815
G-III Apparel Group, Ltd. (A)	1,898	76,072
Hanesbrands, Inc.	9,294	147,868
Michael Kors Holdings, Ltd. (A)	3,863	169,006
Movado Group, Inc.	700	26,348
NIKE, Inc., Class B	32,624	2,450,715
Oxford Industries, Inc.	723	58,122
PVH Corp.	1,977	218,478
Ralph Lauren Corp.	1,423	158,522
Rocky Brands, Inc.	344	8,906
Skechers U.S.A., Inc., Class A (A)	13,484	364,068
Steven Madden, Ltd.	3,794	122,281
Superior Group of Companies, Inc.	477	8,767
Tapestry, Inc.	7,429	289,211
Under Armour, Inc., Class A (A)	4,758	113,621
Under Armour, Inc., Class C (A)	5,037	112,476
Unifi, Inc. (A)	720	19,994
Vera Bradley, Inc. (A)	1,053	11,604
VF Corp.	8,225	668,610

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Wolverine World Wide, Inc.	4,012	$138,815
		6,299,570
		160,332,494
Consumer staples – 6.9%
Beverages – 1.6%
Brown-Forman Corp., Class B	9,270	442,364
Coca-Cola Bottling
Company Consolidated	209	44,417
Constellation Brands, Inc., Class A	9,073	1,776,130
Craft Brew Alliance, Inc. (A)	645	10,372
MGP Ingredients, Inc. (B)	581	39,502
Molson Coors Brewing Company,
Class B	10,182	669,670
Monster Beverage Corp. (A)	21,578	1,287,775
National Beverage Corp. (B)	515	44,944
PepsiCo, Inc.	76,575	9,337,556
Primo Water Corp. (A)	1,466	21,286
The Boston Beer Company, Inc.,
Class A (A)	1,226	336,586
The Coca-Cola Company	207,231	10,444,442
		24,455,044
Food and staples retailing – 2.1%
BJ’s Wholesale Club Holdings, Inc. (A)	3,108	72,603
Casey’s General Stores, Inc.	3,653	472,954
Costco Wholesale Corp.	36,792	8,509,254
Ingles Markets, Inc., Class A	646	18,792
Natural Grocers by Vitamin
Cottage, Inc. (A)	443	8,386
Performance Food Group Company (A)	4,445	153,175
PriceSmart, Inc.	981	65,619
Rite Aid Corp. (A)(B)	46,457	51,567
SpartanNash Company	1,598	29,963
Sprouts Farmers Market, Inc. (A)	12,684	291,986
Sysco Corp.	40,104	2,703,010
The Andersons, Inc.	1,201	39,705
The Chefs’ Warehouse, Inc. (A)	962	36,662
The Kroger Company	66,950	1,985,737
United Natural Foods, Inc. (A)	2,224	48,061
Village Super Market, Inc., Class A	435	11,871
Walgreens Boots Alliance, Inc.	70,742	5,989,725
Walmart, Inc.	120,361	11,753,252
Weis Markets, Inc.	430	19,694
		32,262,016
Food products – 1.1%
Archer-Daniels-Midland Company	30,366	1,397,443
B&G Foods, Inc. (B)	2,877	87,259
Calavo Growers, Inc. (B)	695	68,305
Cal-Maine Foods, Inc.	1,363	63,679
Campbell Soup Company	10,555	413,756
Conagra Brands, Inc.	25,399	821,404
Darling Ingredients, Inc. (A)	7,155	156,551
Dean Foods Company	4,069	20,508
Farmer Brothers Company (A)	512	12,467
Flowers Foods, Inc.	18,312	362,394
Fresh Del Monte Produce, Inc.	1,322	44,485
Freshpet, Inc. (A)	1,161	38,313
General Mills, Inc.	32,264	1,365,090
Hormel Foods Corp. (B)	14,839	669,091
Hostess Brands, Inc. (A)	4,360	50,794
Ingredion, Inc.	7,089	740,517
J&J Snack Foods Corp.	653	102,436
John B. Sanfilippo & Son, Inc.	382	23,768
Kellogg Company	13,704	872,260
Lancaster Colony Corp.	2,769	499,306
Landec Corp. (A)	1,301	20,048
Limoneira Company	684	16,512
McCormick & Company, Inc.	6,567	985,050
Mondelez International, Inc., Class A	79,453	3,573,796
Post Holdings, Inc. (A)	6,649	643,291
Sanderson Farms, Inc.	2,897	327,825
Seneca Foods Corp., Class A (A)	374	12,518
The Hain Celestial Group, Inc. (A)	8,923	184,706
The Hershey Company	7,559	818,640
The J.M. Smucker Company	6,177	645,558
The Kraft Heinz Company	33,684	1,721,926
The Simply Good Foods Company (A)	2,626	53,360
Tootsie Roll Industries, Inc. (B)	2,548	89,205
TreeHouse Foods, Inc. (A)	5,614	295,296
Tyson Foods, Inc., Class A	16,032	945,086
		18,142,643
Household products – 1.1%
Central Garden & Pet Company (A)	728	24,643
Central Garden & Pet Company,
Class A (A)	1,484	46,152
Church & Dwight Company, Inc.	11,517	762,310
Colgate-Palmolive Company	40,399	2,566,144
Energizer Holdings, Inc.	5,966	267,456
Kimberly-Clark Corp.	16,187	1,867,494
Oil-Dri Corp. of America	276	8,112
The Clorox Company	5,994	992,726
The Procter & Gamble Company	115,984	10,961,648
WD-40 Company	592	103,411
		17,600,096
Personal products – 0.2%
Coty, Inc., Class A	21,192	176,741
Edgewell Personal Care Company (A)	7,741	323,574
elf Beauty, Inc. (A)	1,060	13,526
Inter Parfums, Inc.	766	47,316
Medifast, Inc.	510	75,735
Natural Health Trends Corp.	348	7,440
Nu Skin Enterprises, Inc., Class A	5,542	365,606
Revlon, Inc., Class A (A)	398	9,946
The Estee Lauder Companies, Inc.,
Class A	10,409	1,484,948
USANA Health Sciences, Inc. (A)	555	67,921
		2,572,753
Tobacco – 0.8%
22nd Century Group, Inc. (A)	5,380	16,355
Altria Group, Inc.	102,095	5,597,869
Philip Morris International, Inc.	84,142	7,280,807
Pyxus International, Inc. (A)(B)	398	5,687
Turning Point Brands, Inc.	351	10,460
Universal Corp.	1,073	68,028
Vector Group, Ltd.	4,479	56,435
		13,035,641
		108,068,193
Energy – 5.1%
Energy equipment and services – 0.7%
Apergy Corp. (A)	7,719	264,607
Archrock, Inc.	5,678	57,916
Baker Hughes, a GE Company	27,708	632,297
Basic Energy Services, Inc. (A)	999	6,274
Bristow Group, Inc. (A)	1,488	5,833
C&J Energy Services, Inc. (A)	2,888	49,616
Cactus, Inc., Class A (A)	1,680	48,518
Core Laboratories NV	4,413	366,764
Covia Holdings Corp. (A)	1,439	8,490

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Diamond Offshore Drilling, Inc. (A)	9,325	$117,495
Dril-Quip, Inc. (A)	5,410	212,397
Ensco PLC, Class A (B)	43,627	247,365
Era Group, Inc. (A)	1,077	10,835
Exterran Corp. (A)	1,493	33,593
Forum Energy Technologies, Inc. (A)	3,676	24,592
Frank’s International NV (A)	3,430	25,211
FTS International, Inc. (A)	1,457	14,395
Halliburton Company	47,823	1,503,077
Helix Energy Solutions Group, Inc. (A)	6,262	51,348
Helmerich & Payne, Inc.	5,916	358,510
Independence Contract Drilling, Inc. (A)	1,895	6,405
Keane Group, Inc. (A)	2,430	27,022
KLX Energy Services Holdings, Inc. (A)	910	18,373
Liberty Oilfield Services, Inc.,
Class A (B)	1,985	34,380
Mammoth Energy Services, Inc.	553	13,913
Matrix Service Company (A)	1,208	24,692
McDermott International, Inc. (A)	25,934	225,885
Nabors Industries, Ltd.	32,486	104,930
National Oilwell Varco, Inc.	20,848	669,429
Natural Gas Services Group, Inc. (A)	708	13,969
Newpark Resources, Inc. (A)	4,074	31,329
Nine Energy Service, Inc. (A)	672	18,937
Noble Corp. PLC (A)	11,025	45,974
Ocean Rig UDW, Inc., Class A (A)	2,388	66,219
Oceaneering International, Inc. (A)	14,213	238,636
Oil States International, Inc. (A)	2,656	59,548
Patterson-UTI Energy, Inc.	21,960	304,805
Pioneer Energy Services Corp. (A)	3,710	9,386
ProPetro Holding Corp. (A)	3,122	50,639
RigNet, Inc. (A)	652	11,853
Rowan Companies PLC, Class A (A)	18,312	253,804
Schlumberger, Ltd.	75,225	3,392,648
SEACOR Holdings, Inc. (A)	756	31,404
SEACOR Marine Holdings, Inc. (A)	756	13,600
Select Energy Services, Inc., Class A (A)	2,054	19,883
Solaris Oilfield Infrastructure, Inc.,
Class A (A)	1,171	15,375
Superior Energy Services, Inc. (A)	6,910	37,660
TechnipFMC PLC	23,212	535,965
TETRA Technologies, Inc. (A)	5,563	12,906
Tidewater, Inc. (A)	1,082	25,730
Transocean, Ltd. (A)	42,874	397,871
U.S. Silica Holdings, Inc. (B)	3,469	49,225
Unit Corp. (A)	2,329	48,443
		10,849,971
Oil, gas and consumable fuels – 4.4%
Abraxas Petroleum Corp. (A)	7,551	12,308
Alta Mesa Resources, Inc.,
Class A (A)(B)	4,604	7,044
Amyris, Inc. (A)	1,413	6,980
Anadarko Petroleum Corp.	27,857	1,473,635
Apache Corp.	20,827	731,653
Arch Coal, Inc., Class A (B)	779	63,309
Ardmore Shipping Corp. (A)	1,683	9,913
Berry Petroleum Corp.	639	7,742
Bonanza Creek Energy, Inc. (A)	841	22,312
Cabot Oil & Gas Corp.	23,990	603,588
California Resources Corp. (A)	1,994	47,736
Callon Petroleum Company (A)	32,782	280,286
Carrizo Oil & Gas, Inc. (A)	3,868	66,181
Chesapeake Energy Corp. (A)(B)	91,053	265,875
Chevron Corp.	104,188	12,392,121
Cimarex Energy Company	5,195	425,886
Clean Energy Fuels Corp. (A)	6,253	13,944
Cloud Peak Energy, Inc. (A)	3,647	3,054
CNX Resources Corp. (A)	21,265	294,308
Concho Resources, Inc. (A)	10,893	1,419,794
ConocoPhillips	63,239	4,185,157
CONSOL Energy, Inc. (A)	1,224	42,057
CVR Energy, Inc.	687	25,927
Delek US Holdings, Inc.	3,650	145,234
Denbury Resources, Inc. (A)(B)	20,251	45,767
Devon Energy Corp.	25,497	689,184
DHT Holdings, Inc.	4,054	18,324
Diamondback Energy, Inc.	5,269	581,583
Dorian LPG, Ltd. (A)	1,337	9,399
Earthstone Energy, Inc., Class A (A)	1,018	6,994
Energy Fuels, Inc. (A)	3,931	12,894
EOG Resources, Inc.	31,506	3,254,885
EQT Corp.	26,164	489,528
Equitrans Midstream Corp. (A)	20,914	466,800
Evolution Petroleum Corp.	1,344	11,706
Exxon Mobil Corp.	230,198	18,300,741
Frontline, Ltd. (A)(B)	3,426	24,873
GasLog, Ltd.	1,767	36,683
Golar LNG, Ltd.	4,126	109,917
Green Plains, Inc.	1,739	28,259
Gulfport Energy Corp. (A)	23,454	199,828
Halcon Resources Corp. (A)(B)	6,044	16,923
Hess Corp.	13,714	739,047
HighPoint Resources Corp. (A)	4,915	16,023
HollyFrontier Corp.	8,841	552,297
International Seaways, Inc. (A)	954	18,393
Jagged Peak Energy, Inc. (A)	2,898	33,153
Kinder Morgan, Inc.	103,164	1,761,009
Laredo Petroleum, Inc. (A)	6,951	30,376
Lilis Energy, Inc. (A)	2,182	4,495
Marathon Oil Corp.	46,561	777,103
Marathon Petroleum Corp.	36,469	2,376,320
Matador Resources Company (A)	14,974	341,407
Murphy Oil Corp.	16,235	517,897
Newfield Exploration Company (A)	10,625	180,094
Noble Energy, Inc.	26,326	624,979
Nordic American Tankers, Ltd.	6,625	19,544
Northern Oil and Gas, Inc. (A)	8,676	22,037
Oasis Petroleum, Inc. (A)	38,527	275,083
Occidental Petroleum Corp.	41,577	2,921,616
ONEOK, Inc.	22,331	1,371,793
Overseas Shipholding Group, Inc.,
Class A (A)	2,765	5,917
Panhandle Oil and Gas, Inc., Class A	783	12,920
Par Pacific Holdings, Inc. (A)	1,383	23,400
PBF Energy, Inc., Class A	11,962	462,690
PDC Energy, Inc. (A)	2,922	99,173
Peabody Energy Corp.	3,401	105,907
Penn Virginia Corp. (A)	549	31,924
Phillips 66	23,249	2,174,246
Pioneer Natural Resources Company	9,274	1,370,234
QEP Resources, Inc. (A)	23,652	189,926
Range Resources Corp.	20,665	300,676
Renewable Energy Group, Inc. (A)	1,614	43,497
Resolute Energy Corp. (A)	977	34,742
REX American Resources Corp. (A)	257	17,885
Ring Energy, Inc. (A)	2,610	18,244
Sanchez Energy Corp. (A)(B)	3,770	2,639
SandRidge Energy, Inc. (A)	1,481	14,514
Scorpio Tankers, Inc.	13,217	27,359
SemGroup Corp., Class A	3,512	57,000

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Ship Finance International, Ltd.	3,518	$45,664
SilverBow Resources, Inc. (A)	370	9,054
SM Energy Company	10,297	210,059
Southwestern Energy Company (A)	84,404	406,827
SRC Energy, Inc. (A)	10,685	61,652
Talos Energy, Inc. (A)	912	17,620
Teekay Corp. (B)	3,065	13,517
Teekay Tankers, Ltd., Class A	9,437	10,664
Tellurian, Inc. (A)(B)	3,846	27,807
The Williams Companies, Inc.	65,717	1,663,954
Ultra Petroleum Corp. (A)(B)	7,726	9,812
Uranium Energy Corp. (A)(B)	8,021	10,588
Valero Energy Corp.	23,268	1,859,113
W&T Offshore, Inc. (A)	4,167	24,210
WildHorse Resource Development
Corp. (A)	1,216	22,472
World Fuel Services Corp.	9,724	250,782
WPX Energy, Inc. (A)	39,406	549,714
		69,619,400
		80,469,371
Financials – 13.7%
Banks – 6.2%
1st Source Corp.	659	31,869
Access National Corp.	745	19,698
ACNB Corp.	381	13,750
Allegiance Bancshares, Inc. (A)	579	21,961
Amalgamated Bank, Class A	458	9,783
American National Bankshares, Inc.	516	18,591
Ameris Bancorp	1,855	79,450
Ames National Corp.	607	16,668
Arrow Financial Corp.	574	19,958
Associated Banc-Corp.	17,176	397,968
Atlantic Capital Bancshares, Inc. (A)	1,267	23,325
Banc of California, Inc.	1,865	32,078
BancFirst Corp.	760	42,423
BancorpSouth Bank	13,015	400,732
Bank of America Corp.	494,631	14,047,520
Bank of Commerce Holdings	1,155	13,976
Bank of Hawaii Corp.	4,195	334,551
Bank of Marin Bancorp	604	25,785
Bank OZK	12,065	326,962
Bankwell Financial Group, Inc.	432	12,817
Banner Corp.	1,390	83,400
Bar Harbor Bankshares	740	19,040
Baycom Corp. (A)	641	14,814
BB&T Corp.	41,221	2,106,393
BCB Bancorp, Inc.	914	10,703
Berkshire Hills Bancorp, Inc.	1,756	59,967
Blue Hills Bancorp, Inc.	1,003	23,811
Boston Private Financial Holdings, Inc.	3,639	46,179
Bridge Bancorp, Inc.	788	23,262
Brookline Bancorp, Inc.	3,450	53,406
Bryn Mawr Bank Corp.	878	34,523
Business First Bancshares, Inc.	558	14,112
Byline Bancorp, Inc. (A)	688	14,269
C&F Financial Corp.	181	9,517
Cadence BanCorp	3,112	63,827
Cambridge Bancorp	190	16,614
Camden National Corp.	684	28,283
Capital City Bank Group, Inc.	628	16,906
Capstar Financial Holdings, Inc.	609	9,975
Carolina Financial Corp.	936	32,161
Cathay General Bancorp	11,006	435,507
CB Financial Services, Inc. (B)	367	9,597
CBTX, Inc.	826	28,489
CenterState Bank Corp.	3,990	99,790
Central Pacific Financial Corp.	1,251	35,078
Central Valley Community Bancorp	744	15,140
Century Bancorp, Inc., Class A	169	13,816
Chemical Financial Corp.	10,202	481,534
Citigroup, Inc.	133,977	8,680,370
Citizens & Northern Corp.	662	17,616
Citizens Financial Group, Inc.	25,582	930,162
City Holding Company	608	46,652
Civista Bancshares, Inc.	766	16,323
CNB Financial Corp.	712	18,982
Codorus Valley Bancorp, Inc.	511	12,278
Columbia Banking System, Inc.	3,159	128,508
Comerica, Inc.	8,563	678,018
Commerce Bancshares, Inc.	9,945	626,706
Community Bank System, Inc.	2,128	139,724
Community Bankers Trust Corp. (A)	1,271	10,511
Community Trust Bancorp, Inc.	651	30,083
ConnectOne Bancorp, Inc.	1,375	27,693
Cullen/Frost Bankers, Inc.	6,379	639,941
Customers Bancorp, Inc. (A)	1,296	25,285
CVB Financial Corp.	4,800	111,552
Eagle Bancorp, Inc. (A)	1,392	80,235
East West Bancorp, Inc.	14,463	776,518
Enterprise Financial Services Corp.	984	43,975
Equity Bancshares, Inc., Class A (A)	621	23,455
Esquire Financial Holdings, Inc. (A)	434	10,885
Evans Bancorp, Inc.	323	13,082
Farmers & Merchants Bancorp, Inc.	425	17,455
Farmers National Banc Corp.	1,337	18,745
FB Financial Corp.	702	27,132
FCB Financial Holdings, Inc.,
Class A (A)	1,849	73,294
Fidelity D&D Bancorp, Inc.	147	8,982
Fidelity Southern Corp.	997	23,659
Fifth Third Bancorp	35,951	1,004,111
Financial Institutions, Inc.	732	22,019
First Bancorp (NC)	1,253	50,145
First BanCorp (PR)	9,303	84,192
First Bank	990	11,840
First Busey Corp.	1,840	52,790
First Business Financial Services, Inc.	503	10,789
First Choice Bancorp	495	11,083
First Commonwealth Financial Corp.	4,308	60,054
First Community Bankshares, Inc.	740	25,730
First Community Corp.	495	11,623
First Financial Bancorp	4,142	115,645
First Financial Bankshares, Inc. (B)	2,801	183,522
First Financial Corp.	517	24,139
First Foundation, Inc. (A)	1,726	27,633
First Horizon National Corp.	32,438	534,903
First Internet Bancorp	520	12,922
First Interstate BancSystem, Inc.,
Class A	1,330	57,762
First Merchants Corp.	2,108	88,620
First Mid-Illinois Bancshares, Inc.	587	21,737
First Midwest Bancorp, Inc.	4,424	104,362
Flushing Financial Corp.	1,256	29,353
FNB Corp.	32,364	396,783
Franklin Financial Network, Inc. (A)	581	19,580
Fulton Financial Corp.	24,914	433,753
German American Bancorp, Inc.	911	28,733
Glacier Bancorp, Inc.	3,651	172,400
Great Southern Bancorp, Inc.	474	25,729
Great Western Bancorp, Inc.	2,548	95,091

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Green Bancorp, Inc.	1,228	$24,978
Guaranty Bancorp	1,151	29,477
Guaranty Bancshares, Inc.	448	13,668
Hancock Whitney Corp.	12,181	489,920
Hanmi Financial Corp.	1,443	32,381
HarborOne Bancorp, Inc. (A)	688	12,198
Heartland Financial USA, Inc.	1,250	68,375
Heritage Commerce Corp.	1,860	26,579
Heritage Financial Corp.	1,564	54,693
Hilltop Holdings, Inc.	3,146	61,473
Home BancShares, Inc.	22,941	449,873
HomeTrust Bancshares, Inc.	815	21,182
Hope Bancorp, Inc.	5,433	82,582
Horizon Bancorp, Inc.	1,646	28,640
Howard Bancorp, Inc. (A)	748	11,893
Huntington Bancshares, Inc.	58,699	856,418
IBERIABANK Corp.	2,377	177,681
Independent Bank Corp. (MA)	1,173	94,274
Independent Bank Corp. (MI)	991	22,773
Independent Bank Group, Inc.	931	53,272
International Bancshares Corp.	7,856	301,592
Investar Holding Corp.	601	15,103
Investors Bancorp, Inc.	10,469	128,559
JPMorgan Chase & Co.	178,899	19,891,780
KeyCorp	55,791	1,023,207
Lakeland Bancorp, Inc.	2,033	33,605
Lakeland Financial Corp.	1,027	47,550
LCNB Corp.	714	11,453
LegacyTexas Financial Group, Inc.	2,090	81,113
Live Oak Bancshares, Inc.	1,169	20,937
M&T Bank Corp.	7,670	1,296,307
Macatawa Bank Corp.	1,419	14,389
MB Financial, Inc.	11,962	548,817
MBT Financial Corp.	1,084	12,379
Mercantile Bank Corp.	779	24,881
Metropolitan Bank Holding Corp. (A)	328	11,801
Middlefield Banc Corp.	227	10,335
Midland States Bancorp, Inc.	976	25,327
MidSouth Bancorp, Inc.	839	11,092
MidWestOne Financial Group, Inc.	599	17,215
MutualFirst Financial, Inc.	298	10,546
MVB Financial Corp.	541	10,171
National Bank Holdings Corp., Class A	1,224	45,570
National Bankshares, Inc.	371	16,061
National Commerce Corp. (A)	816	33,733
NBT Bancorp, Inc.	1,794	69,912
Nicolet Bankshares, Inc. (A)	395	20,520
Northeast Bancorp	488	9,087
Northrim BanCorp, Inc.	417	15,208
Norwood Financial Corp.	328	11,647
OFG Bancorp	1,883	34,233
Old Line Bancshares, Inc.	753	22,846
Old National Bancorp	6,502	121,782
Old Second Bancorp, Inc.	1,382	20,274
Opus Bank	919	19,850
Origin Bancorp, Inc.	781	29,194
Orrstown Financial Services, Inc.	539	11,114
Pacific City Financial Corp.	691	11,125
Pacific Premier Bancorp, Inc. (A)	2,007	61,956
PacWest Bancorp	12,219	491,693
Park National Corp.	600	57,378
Parke Bancorp, Inc.	455	8,640
Peapack Gladstone Financial Corp.	871	24,919
Penns Woods Bancorp, Inc.	307	13,278
Peoples Bancorp, Inc.	791	27,606
Peoples Financial Services Corp.	380	16,154
People’s United Financial, Inc.	19,911	335,699
People’s Utah Bancorp	700	22,617
Pinnacle Financial Partners, Inc.	7,306	418,999
Preferred Bank	609	31,193
Premier Financial Bancorp, Inc.	728	13,548
Prosperity Bancshares, Inc.	6,622	459,501
QCR Holdings, Inc.	601	22,147
RBB Bancorp	686	14,907
Regions Financial Corp.	55,235	908,616
Reliant Bancorp, Inc.	584	13,736
Renasant Corp.	2,111	77,157
Republic Bancorp, Inc., Class A	376	16,270
Republic First Bancorp, Inc. (A)	2,337	17,644
S&T Bancorp, Inc.	1,415	59,812
Sandy Spring Bancorp, Inc.	1,461	52,625
SB One Bancorp	465	11,262
Seacoast Banking Corp. of Florida (A)	1,979	57,391
ServisFirst Bancshares, Inc.	2,039	80,275
Shore Bancshares, Inc.	882	14,112
Sierra Bancorp	731	20,760
Signature Bank	5,525	681,398
Simmons First National Corp., Class A	3,915	115,101
SmartFinancial, Inc. (A)	661	13,650
South State Corp.	1,592	115,516
Southern First Bancshares, Inc. (A)	384	14,492
Southern National Bancorp of
Virginia, Inc.	1,081	17,145
Southside Bancshares, Inc.	1,420	48,465
State Bank Financial Corp.	1,661	40,030
Sterling Bancorp	22,504	434,327
Stock Yards Bancorp, Inc.	909	28,497
Summit Financial Group, Inc.	607	12,771
SunTrust Banks, Inc.	24,597	1,541,986
SVB Financial Group (A)	2,838	723,151
Synovus Financial Corp.	11,712	442,831
TCF Financial Corp.	16,737	376,415
Texas Capital Bancshares, Inc. (A)	5,006	298,658
The Bancorp, Inc. (A)	2,310	22,985
The Bank of NT Butterfield & Son, Ltd.	2,359	93,605
The Bank of Princeton	370	10,878
The Community Financial Corp.	351	10,572
The First Bancshares, Inc.	590	20,780
The First of Long Island Corp.	1,176	25,425
The PNC Financial Services Group, Inc.	24,717	3,356,074
Tompkins Financial Corp.	585	47,835
Towne Bank	2,713	77,619
TriCo Bancshares	1,094	42,064
TriState Capital Holdings, Inc. (A)	1,094	27,470
Triumph Bancorp, Inc. (A)	1,047	40,079
Trustmark Corp.	9,648	312,016
U.S. Bancorp	81,460	4,436,312
UMB Financial Corp.	6,449	436,404
Umpqua Holdings Corp.	21,978	422,857
Union Bankshares Corp.	2,841	100,571
United Bankshares, Inc.	14,625	528,986
United Community Banks, Inc.	3,398	87,838
Univest Corp. of Pennsylvania	1,297	33,074
Valley National Bancorp	47,063	509,222
Veritex Holdings, Inc. (A)	1,076	27,642
Washington Trust Bancorp, Inc.	651	34,243
Webster Financial Corp.	9,205	553,865
Wells Fargo & Company	230,728	12,523,916
WesBanco, Inc.	2,257	98,134
Westamerica Bancorporation (B)	1,077	68,066

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Wintrust Financial Corp.	5,626	$435,171
Zions Bancorp NA	10,398	505,967
		96,461,485
Capital markets – 2.6%
Affiliated Managers Group, Inc.	2,840	315,581
Ameriprise Financial, Inc.	7,499	972,995
Arlington Asset Investment Corp.,
Class A (B)	1,478	12,696
Artisan Partners Asset Management, Inc.,
Class A	2,137	58,191
B. Riley Financial, Inc.	928	16,862
BlackRock, Inc.	6,485	2,775,645
Blucora, Inc. (A)	2,097	64,923
BrightSphere Investment Group PLC	3,579	47,135
Cboe Global Markets, Inc.	5,889	633,774
CME Group, Inc.	18,726	3,559,438
Cohen & Steers, Inc.	996	37,211
Cowen, Inc. (A)(B)	1,256	19,983
Diamond Hill Investment Group, Inc.	151	25,413
Donnelley Financial Solutions, Inc. (A)	1,509	25,140
E*TRADE Financial Corp.	13,758	719,406
Eaton Vance Corp.	11,782	479,881
Evercore, Inc., Class A	4,088	337,505
FactSet Research Systems, Inc.	3,828	897,628
Federated Investors, Inc., Class B	13,777	364,815
Focus Financial Partners, Inc.,
Class A (A)	843	26,066
Franklin Resources, Inc.	16,215	549,526
GAIN Capital Holdings, Inc.	1,261	9,268
Greenhill & Company, Inc.	851	20,024
Hamilton Lane, Inc., Class A	667	25,226
Houlihan Lokey, Inc.	1,433	60,616
Interactive Brokers Group, Inc., Class A	7,494	433,528
Intercontinental Exchange, Inc.	30,257	2,472,602
INTL. FCStone, Inc. (A)	683	26,610
Invesco, Ltd.	21,736	442,328
Investment Technology Group, Inc.	1,444	43,508
Janus Henderson Group PLC	16,802	393,167
Ladenburg Thalmann Financial
Services, Inc.	4,978	14,237
Legg Mason, Inc.	8,529	247,085
MarketAxess Holdings, Inc.	3,750	816,488
Moelis & Company, Class A	1,961	79,264
Moody’s Corp.	8,807	1,400,929
Morgan Stanley	70,290	3,120,173
MSCI, Inc.	4,702	738,637
Nasdaq, Inc.	6,095	556,595
Northern Trust Corp.	11,805	1,171,410
Oppenheimer Holdings, Inc., Class A	459	13,086
Piper Jaffray Companies	642	45,820
PJT Partners, Inc., Class A	876	41,373
Pzena Investment Management, Inc.,
Class A	993	10,139
Raymond James Financial, Inc.	6,958	554,761
S&P Global, Inc.	13,269	2,426,369
Safeguard Scientifics, Inc. (A)	1,194	10,698
SEI Investments Company	13,148	706,048
State Street Corp.	20,062	1,464,927
Stifel Financial Corp.	10,138	489,361
T. Rowe Price Group, Inc.	12,848	1,276,577
The Bank of New York Mellon Corp.	48,596	2,493,461
The Charles Schwab Corp.	63,774	2,857,075
The Goldman Sachs Group, Inc.	18,593	3,545,499
Virtus Investment Partners, Inc.	310	29,450
Waddell & Reed Financial, Inc.,
Class A (B)	3,395	69,122
Westwood Holdings Group, Inc.	398	15,610
WisdomTree Investments, Inc.	5,270	37,364
		40,098,249
Consumer finance – 0.6%
American Express Company	37,336	4,191,713
Capital One Financial Corp.	25,288	2,267,828
Curo Group Holdings Corp. (A)	555	7,398
Discover Financial Services	18,106	1,290,958
Encore Capital Group, Inc. (A)(B)	1,152	32,233
Enova International, Inc. (A)	1,469	32,524
EZCORP, Inc., Class A (A)	2,254	21,458
FirstCash, Inc.	1,893	168,572
Green Dot Corp., Class A (A)	2,111	175,931
LendingClub Corp. (A)	14,022	48,095
Navient Corp.	23,507	270,331
Nelnet, Inc., Class A	802	43,669
PRA Group, Inc. (A)	1,977	60,338
Regional Management Corp. (A)	445	12,086
SLM Corp. (A)	43,455	446,283
Synchrony Financial	36,021	935,826
World Acceptance Corp. (A)	272	29,632
		10,034,875
Diversified financial services – 1.5%
Banco Latinoamericano de Comercio
Exterior SA	1,367	23,923
Berkshire Hathaway, Inc., Class B (A)	103,134	22,507,964
Cannae Holdings, Inc. (A)	3,019	52,621
FGL Holdings (A)	6,216	49,790
Jefferies Financial Group, Inc.	15,464	337,888
Marlin Business Services Corp.	450	11,430
NewStar Financial, Inc. (A)(C)	2,317	601
On Deck Capital, Inc. (A)	2,317	18,165
		23,002,382
Insurance – 2.6%
Aflac, Inc.	41,378	1,892,630
Alleghany Corp.	1,491	940,866
Ambac Financial Group, Inc. (A)	1,946	34,016
American Equity Investment Life
Holding Company	3,907	133,346
American Financial Group, Inc.	7,024	718,977
American International Group, Inc.	47,754	2,065,361
AMERISAFE, Inc.	832	53,739
Aon PLC	13,021	2,149,897
Argo Group International Holdings, Ltd.	1,405	97,395
Arthur J. Gallagher & Company	9,857	759,679
Aspen Insurance Holdings, Ltd.	5,958	249,402
Assurant, Inc.	2,810	273,244
Brighthouse Financial, Inc. (A)	6,543	263,421
Brown & Brown, Inc.	23,135	671,378
Chubb, Ltd.	24,838	3,321,834
Cincinnati Financial Corp.	8,225	672,229
Citizens, Inc. (A)(B)	2,494	19,703
CNO Financial Group, Inc.	23,578	431,477
eHealth, Inc. (A)	849	32,703
EMC Insurance Group, Inc.	484	15,478
Employers Holdings, Inc.	1,403	63,065
Enstar Group, Ltd. (A)	523	92,137
Everest Re Group, Ltd.	2,175	483,024
FBL Financial Group, Inc., Class A	444	31,227
FedNat Holding Company	559	12,231
First American Financial Corp.	11,145	538,638
Genworth Financial, Inc., Class A (A)	72,058	335,790

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Global Indemnity, Ltd.	438	$15,006
Goosehead Insurance, Inc., Class A (A)	458	11,642
Greenlight Capital Re, Ltd., Class A (A)	1,520	16,097
HCI Group, Inc.	353	19,186
Health Insurance Innovations, Inc.,
Class A (A)	561	20,656
Heritage Insurance Holdings, Inc.	970	15,569
Horace Mann Educators Corp.	1,816	73,148
Independence Holding Company	255	9,815
Investors Title Company	74	13,770
James River Group Holdings, Ltd.	1,143	43,503
Kemper Corp.	8,373	637,185
Kinsale Capital Group, Inc.	849	52,816
Lincoln National Corp.	11,829	744,872
Loews Corp.	15,155	728,349
Maiden Holdings, Ltd.	3,193	8,078
Marsh & McLennan Companies, Inc.	27,095	2,403,327
MBIA, Inc. (A)(B)	3,940	36,681
Mercury General Corp.	2,706	153,295
MetLife, Inc.	53,514	2,388,330
National General Holdings Corp.	2,706	71,844
National Western Life Group, Inc.,
Class A	103	31,642
Old Republic International Corp.	28,377	639,901
Primerica, Inc.	6,179	734,560
Principal Financial Group, Inc.	14,401	710,257
ProAssurance Corp.	2,329	101,847
Protective Insurance Corp., Class B	523	10,925
Prudential Financial, Inc.	22,408	2,100,974
Reinsurance Group of America, Inc.	6,353	949,011
RenaissanceRe Holdings, Ltd.	4,019	532,960
RLI Corp.	1,707	129,425
Safety Insurance Group, Inc.	639	56,117
Selective Insurance Group, Inc.	2,528	167,783
State Auto Financial Corp.	705	24,675
Stewart Information Services Corp.	1,014	42,649
The Allstate Corp.	18,586	1,657,685
The Hanover Insurance Group, Inc.	4,245	486,944
The Hartford Financial Services
Group, Inc.	19,359	855,474
The Navigators Group, Inc.	900	62,523
The Progressive Corp.	31,298	2,074,744
The Travelers Companies, Inc.	14,351	1,870,940
Third Point Reinsurance, Ltd. (A)	3,527	36,399
Tiptree, Inc.	1,588	8,702
Torchmark Corp.	5,578	481,995
Trupanion, Inc. (A)	1,134	33,941
United Fire Group, Inc.	915	49,291
United Insurance Holdings Corp.	941	18,255
Universal Insurance Holdings, Inc.	1,376	60,393
Unum Group	11,791	423,415
W.R. Berkley Corp.	9,604	756,603
Willis Towers Watson PLC	7,031	1,121,093
		40,047,179
Mortgage real estate investment trusts – 0.0%
AG Mortgage Investment Trust, Inc.	1,287	23,372
Anworth Mortgage Asset Corp.	4,661	20,928
Apollo Commercial Real Estate
Finance, Inc.	5,196	98,412
Arbor Realty Trust, Inc.	2,702	32,019
Ares Commercial Real Estate Corp.	1,284	18,336
ARMOUR Residential REIT, Inc.	1,726	38,214
Blackstone Mortgage Trust, Inc., Class A	4,679	164,233
Capstead Mortgage Corp.	4,058	31,368
Cherry Hill Mortgage Investment Corp.	826	15,702
Colony Credit Real Estate, Inc.	3,681	62,467
Dynex Capital, Inc.	2,666	16,076
Exantas Capital Corp.	1,450	16,197
Granite Point Mortgage Trust, Inc.	1,843	34,943
Great Ajax Corp.	934	12,077
Invesco Mortgage Capital, Inc.	4,725	73,805
Ladder Capital Corp.	3,646	64,352
New York Mortgage Trust, Inc.	6,064	37,597
Orchid Island Capital, Inc.	2,360	15,977
PennyMac Mortgage Investment Trust	2,395	50,415
Ready Capital Corp.	807	12,024
Redwood Trust, Inc.	3,393	56,629
TPG RE Finance Trust, Inc.	1,376	27,121
Western Asset Mortgage Capital Corp.	1,731	17,466
		939,730
Thrifts and mortgage finance – 0.2%
Axos Financial, Inc. (A)	2,557	79,778
BankFinancial Corp.	847	12,646
Beneficial Bancorp, Inc.	3,061	47,384
BSB Bancorp, Inc. (A)	524	17,203
Capitol Federal Financial, Inc.	5,383	75,577
Columbia Financial, Inc. (A)	2,234	35,208
Dime Community Bancshares, Inc.	1,519	27,722
Entegra Financial Corp. (A)	397	9,187
Essent Group, Ltd. (A)	4,171	160,834
Federal Agricultural Mortgage Corp.,
Class C	395	26,094
First Defiance Financial Corp.	891	25,108
Flagstar Bancorp, Inc. (A)	1,230	39,914
FS Bancorp, Inc.	191	9,141
Hingham Institution for Savings	63	13,999
Home Bancorp, Inc.	401	15,230
HomeStreet, Inc. (A)	1,124	29,921
Kearny Financial Corp.	4,279	56,654
LendingTree, Inc. (A)(B)	1,092	284,291
Luther Burbank Corp.	1,059	11,014
Merchants Bancorp	711	16,986
Meridian Bancorp, Inc.	2,173	35,529
Meta Financial Group, Inc.	1,256	28,712
MGIC Investment Corp. (A)	15,761	184,561
Mr. Cooper Group, Inc. (A)	1,156	17,490
New York Community Bancorp, Inc.	48,942	520,253
NMI Holdings, Inc., Class A (A)	2,746	53,657
Northfield Bancorp, Inc.	2,030	28,603
Northwest Bancshares, Inc.	4,062	72,832
OceanFirst Financial Corp.	2,083	53,679
Ocwen Financial Corp. (A)	5,359	11,307
Oritani Financial Corp.	1,946	30,338
PCSB Financial Corp.	935	18,588
PennyMac Financial Services, Inc.	919	18,849
Provident Bancorp, Inc. (A)	314	8,535
Provident Financial Services, Inc.	2,627	67,461
Radian Group, Inc.	9,418	173,291
Riverview Bancorp, Inc.	1,204	9,801
Southern Missouri Bancorp, Inc.	349	12,679
Sterling Bancorp, Inc.	1,151	9,703
Territorial Bancorp, Inc.	552	15,373
Timberland Bancorp, Inc.	383	10,839
TrustCo Bank Corp.	4,406	34,763
United Community Financial Corp.	2,293	21,944
United Financial Bancorp, Inc.	2,355	38,575
Walker & Dunlop, Inc.	1,218	57,526
Washington Federal, Inc.	11,905	342,983
Waterstone Financial, Inc.	1,125	18,855
Western New England Bancorp, Inc.	1,514	15,034

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
WSFS Financial Corp.	1,326	$55,785
		2,961,436
		213,545,336
Health care – 15.1%
Biotechnology – 2.7%
AbbVie, Inc.	87,755	8,272,664
Abeona Therapeutics, Inc. (A)	1,451	11,898
ACADIA Pharmaceuticals, Inc. (A)(B)	4,350	82,911
Acceleron Pharma, Inc. (A)	1,708	90,404
Achaogen, Inc. (A)	1,607	2,587
Achillion Pharmaceuticals, Inc. (A)	6,221	17,979
Acorda Therapeutics, Inc. (A)	1,955	39,941
Adamas Pharmaceuticals, Inc. (A)	1,023	10,476
Aduro Biotech, Inc. (A)	3,015	7,477
Adverum Biotechnologies, Inc. (A)	2,523	9,058
Aeglea BioTherapeutics, Inc. (A)	870	7,325
Agenus, Inc. (A)	4,372	10,537
AgeX Therapeutics, Inc. (A)	449	2,423
Aimmune Therapeutics, Inc. (A)	1,932	45,885
Akebia Therapeutics, Inc. (A)	2,412	19,489
Albireo Pharma, Inc. (A)	461	12,193
Alder Biopharmaceuticals, Inc. (A)	2,620	35,056
Aldeyra Therapeutics, Inc. (A)	825	7,400
Alexion Pharmaceuticals, Inc. (A)	12,932	1,592,576
Allakos, Inc. (A)	377	22,209
AMAG Pharmaceuticals, Inc. (A)	1,535	27,707
Amgen, Inc.	37,524	7,814,373
Amicus Therapeutics, Inc. (A)	8,367	92,372
AnaptysBio, Inc. (A)	839	62,573
Apellis Pharmaceuticals, Inc. (A)	1,655	25,388
Aptinyx, Inc. (A)	621	13,792
Arbutus Biopharma Corp. (A)	1,684	7,342
Ardelyx, Inc. (A)	2,262	6,153
Arena Pharmaceuticals, Inc. (A)	2,203	90,345
ArQule, Inc. (A)	4,867	18,057
Array BioPharma, Inc. (A)	8,967	142,844
Arrowhead Pharmaceuticals, Inc. (A)(B)	3,841	55,771
Atara Biotherapeutics, Inc. (A)	1,861	74,347
Athenex, Inc. (A)	2,024	26,757
Athersys, Inc. (A)(B)	5,885	11,299
Audentes Therapeutics, Inc. (A)	1,461	35,721
AVEO Pharmaceuticals, Inc. (A)(B)	4,902	10,147
Avid Bioservices, Inc. (A)	2,360	12,508
Avrobio, Inc. (A)	290	7,769
Bellicum Pharmaceuticals, Inc. (A)	2,046	9,350
BioCryst Pharmaceuticals, Inc. (A)	4,920	45,166
Biogen, Inc. (A)	11,681	3,898,183
Biohaven Pharmaceutical Holding
Company, Ltd. (A)	1,268	43,099
BioSpecifics Technologies Corp. (A)	277	16,999
BioTime, Inc. (A)(B)	4,487	6,416
Blueprint Medicines Corp. (A)	1,824	104,643
Calithera Biosciences, Inc. (A)	1,630	8,036
Cara Therapeutics, Inc. (A)	1,469	26,706
CareDx, Inc. (A)	1,473	43,115
CASI Pharmaceuticals, Inc. (A)	2,474	10,712
Catalyst Pharmaceuticals, Inc. (A)	4,471	11,334
Celcuity, Inc. (A)	297	7,989
Celgene Corp. (A)	40,791	2,945,926
Cellular Biomedicine Group, Inc. (A)	546	10,882
ChemoCentryx, Inc. (A)	1,099	11,045
Chimerix, Inc. (A)	2,354	7,745
Clovis Oncology, Inc. (A)	2,148	36,967
Coherus Biosciences, Inc. (A)	2,350	25,991
Concert Pharmaceuticals, Inc. (A)	997	14,287
Corbus Pharmaceuticals
Holdings, Inc. (A)	2,320	16,008
Crinetics Pharmaceuticals, Inc. (A)	341	11,915
Cytokinetics, Inc. (A)	2,177	17,111
CytomX Therapeutics, Inc. (A)	2,013	27,779
Deciphera Pharmaceuticals, Inc. (A)	428	11,158
Denali Therapeutics, Inc. (A)	2,043	39,164
Dicerna Pharmaceuticals, Inc. (A)	2,067	30,819
Dynavax Technologies Corp. (A)	2,829	31,968
Eagle Pharmaceuticals, Inc. (A)	472	23,789
Editas Medicine, Inc. (A)	2,049	63,847
Emergent BioSolutions, Inc. (A)	1,951	142,111
Enanta Pharmaceuticals, Inc. (A)	741	58,643
Epizyme, Inc. (A)	2,400	17,808
Esperion Therapeutics, Inc. (A)	1,018	54,117
Exelixis, Inc. (A)	29,746	604,141
Fate Therapeutics, Inc. (A)	2,260	34,714
FibroGen, Inc. (A)	3,293	142,784
Five Prime Therapeutics, Inc. (A)	1,576	20,236
Flexion Therapeutics, Inc. (A)	1,533	25,003
G1 Therapeutics, Inc. (A)	935	35,745
Genomic Health, Inc. (A)	924	73,042
Geron Corp. (A)	7,829	12,605
Gilead Sciences, Inc.	75,139	5,405,500
Global Blood Therapeutics, Inc. (A)	2,211	69,735
GlycoMimetics, Inc. (A)	1,573	18,074
Halozyme Therapeutics, Inc. (A)	5,534	91,366
Heron Therapeutics, Inc. (A)	3,041	87,368
Homology Medicines, Inc. (A)	504	11,083
Idera Pharmaceuticals, Inc. (A)	939	6,451
ImmunoGen, Inc. (A)	6,461	35,600
Immunomedics, Inc. (A)(B)	6,238	125,321
Incyte Corp. (A)	10,213	656,185
Inovio Pharmaceuticals, Inc. (A)	3,892	20,822
Insmed, Inc. (A)	3,425	61,342
Insys Therapeutics, Inc. (A)(B)	1,274	7,657
Intellia Therapeutics, Inc. (A)	1,517	27,169
Intercept Pharmaceuticals, Inc. (A)	962	106,695
Intrexon Corp. (A)(B)	3,294	32,281
Invitae Corp. (A)	2,923	40,717
Iovance Biotherapeutics, Inc. (A)	3,683	35,615
Ironwood Pharmaceuticals, Inc. (A)	6,153	85,034
Kadmon Holdings, Inc. (A)	4,672	11,400
Karyopharm Therapeutics, Inc. (A)	2,216	23,046
Keryx Biopharmaceuticals, Inc. (A)	4,458	13,419
Kindred Biosciences, Inc. (A)	1,458	19,829
Kura Oncology, Inc. (A)	1,308	16,612
La Jolla Pharmaceutical Company (A)(B)	993	14,369
Lexicon Pharmaceuticals, Inc. (A)(B)	2,021	16,370
Ligand Pharmaceuticals, Inc. (A)	3,050	481,199
Loxo Oncology, Inc. (A)	1,181	165,836
MacroGenics, Inc. (A)	1,804	31,047
Madrigal Pharmaceuticals, Inc. (A)	306	35,389
MannKind Corp. (A)(B)	6,476	11,527
MediciNova, Inc. (A)	1,826	18,187
MiMedx Group, Inc. (A)(B)	4,637	13,957
Minerva Neurosciences, Inc. (A)	1,455	11,509
Miragen Therapeutics, Inc. (A)	1,410	4,907
Mirati Therapeutics, Inc. (A)	899	34,692
Momenta Pharmaceuticals, Inc. (A)	3,440	40,730
Myriad Genetics, Inc. (A)	2,905	93,657
Natera, Inc. (A)	1,470	25,460
Novavax, Inc. (A)(B)	17,157	35,515
OPKO Health, Inc. (A)	14,308	53,512
Organovo Holdings, Inc. (A)(B)	6,188	5,997

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Palatin Technologies, Inc. (A)	9,261	$7,496
PDL BioPharma, Inc. (A)	6,799	20,873
Pieris Pharmaceuticals, Inc. (A)	2,623	8,892
PolarityTE, Inc. (A)(B)	504	7,459
Portola Pharmaceuticals, Inc. (A)(B)	2,914	63,671
Progenics Pharmaceuticals, Inc. (A)	3,910	20,293
Proteostasis Therapeutics, Inc. (A)	1,242	6,297
Prothena Corp. PLC (A)	1,904	22,867
PTC Therapeutics, Inc. (A)	1,998	70,969
Puma Biotechnology, Inc. (A)	1,293	30,049
Ra Pharmaceuticals, Inc. (A)	711	11,212
Radius Health, Inc. (A)	1,836	30,606
Regeneron Pharmaceuticals, Inc. (A)	4,496	1,643,962
REGENXBIO, Inc. (A)	1,392	83,395
Repligen Corp. (A)	1,722	111,362
Retrophin, Inc. (A)	1,809	44,393
Rhythm Pharmaceuticals, Inc. (A)	701	20,701
Rigel Pharmaceuticals, Inc. (A)	7,801	22,077
Rocket Pharmaceuticals, Inc. (A)	948	15,272
Rubius Therapeutics, Inc. (A)	576	12,315
Sangamo Therapeutics, Inc. (A)	4,509	55,776
Savara, Inc. (A)	1,385	12,423
Seres Therapeutics, Inc. (A)	1,157	9,661
Solid Biosciences, Inc. (A)	547	17,055
Sorrento Therapeutics, Inc. (A)(B)	4,979	17,227
Spark Therapeutics, Inc. (A)	1,398	58,898
Spectrum Pharmaceuticals, Inc. (A)	4,504	65,128
Spring Bank Pharmaceuticals, Inc. (A)	783	8,801
Stemline Therapeutics, Inc. (A)	1,325	14,562
Synergy Pharmaceuticals, Inc. (A)	14,330	5,537
Synlogic, Inc. (A)	825	7,021
Syros Pharmaceuticals, Inc. (A)	1,251	8,519
T2 Biosystems, Inc. (A)	1,637	7,268
TG Therapeutics, Inc. (A)	2,911	14,671
Tocagen, Inc. (A)	867	11,184
Ultragenyx Pharmaceutical, Inc. (A)	2,075	111,365
United Therapeutics Corp. (A)	4,348	513,499
Vanda Pharmaceuticals, Inc. (A)	2,279	57,066
Veracyte, Inc. (A)	1,295	15,851
Verastem, Inc. (A)(B)	3,104	15,830
Vericel Corp. (A)	1,937	34,052
Vertex Pharmaceuticals, Inc. (A)	14,823	2,679,850
Viking Therapeutics, Inc. (A)(B)	2,304	26,012
Voyager Therapeutics, Inc. (A)	1,003	11,434
Xencor, Inc. (A)	2,048	86,036
Zafgen, Inc. (A)	1,414	7,127
ZIOPHARM Oncology, Inc. (A)(B)	6,248	20,931
		41,863,977
Health care equipment and supplies – 3.3%
Abbott Laboratories	93,684	6,937,300
ABIOMED, Inc. (A)	2,403	799,430
Accuray, Inc. (A)	3,910	16,031
Align Technology, Inc. (A)	3,911	899,100
AngioDynamics, Inc. (A)	1,623	34,878
Anika Therapeutics, Inc. (A)	644	22,186
Antares Pharma, Inc. (A)	6,635	23,952
AtriCure, Inc. (A)	1,481	49,599
Atrion Corp.	62	47,940
Avanos Medical, Inc. (A)	6,772	323,092
AxoGen, Inc. (A)	1,494	50,019
Baxter International, Inc.	26,534	1,818,906
Becton, Dickinson and Company	14,279	3,609,017
Boston Scientific Corp. (A)	73,876	2,782,909
Cantel Medical Corp.	3,622	311,057
Cardiovascular Systems, Inc. (A)	1,444	44,576
Cerus Corp. (A)	5,926	31,112
CONMED Corp.	1,105	75,096
CryoLife, Inc. (A)	1,561	47,330
CryoPort, Inc. (A)(B)	1,187	12,843
Cutera, Inc. (A)	625	12,813
CytoSorbents Corp. (A)	1,351	14,104
Danaher Corp.	32,882	3,601,894
DENTSPLY SIRONA, Inc.	11,902	449,658
Edwards Lifesciences Corp. (A)	11,190	1,812,892
FONAR Corp. (A)	323	7,116
GenMark Diagnostics, Inc. (A)	2,534	13,202
Glaukos Corp. (A)	1,450	95,526
Globus Medical, Inc., Class A (A)	10,473	505,741
Haemonetics Corp. (A)	7,424	796,447
Helius Medical Technologies, Inc. (A)(B)	889	7,379
Heska Corp. (A)	295	30,674
Hill-Rom Holdings, Inc.	6,628	642,651
Hologic, Inc. (A)	14,544	645,899
ICU Medical, Inc. (A)	1,655	398,011
IDEXX Laboratories, Inc. (A)	4,629	943,205
Inogen, Inc. (A)	2,518	371,052
Integer Holdings Corp. (A)	1,358	120,292
Integra LifeSciences Holdings Corp. (A)	7,052	378,199
IntriCon Corp. (A)	314	10,874
Intuitive Surgical, Inc. (A)	6,078	3,226,628
Invacare Corp.	1,494	8,217
iRhythm Technologies, Inc. (A)	1,061	78,599
Lantheus Holdings, Inc. (A)	1,666	31,238
LeMaitre Vascular, Inc.	732	20,415
LivaNova PLC (A)	6,973	705,598
Masimo Corp. (A)	4,790	528,912
Medtronic PLC	72,108	7,032,693
Meridian Bioscience, Inc.	1,872	35,456
Merit Medical Systems, Inc. (A)	2,327	146,717
Natus Medical, Inc. (A)	1,420	50,240
Neogen Corp. (A)	2,206	143,081
Neuronetics, Inc. (A)	304	5,423
Nevro Corp. (A)	1,280	53,133
Novocure, Ltd. (A)	3,232	110,922
NuVasive, Inc. (A)	7,382	470,160
Nuvectra Corp. (A)	645	12,881
NxStage Medical, Inc. (A)	2,828	79,863
OraSure Technologies, Inc. (A)	2,685	34,100
Orthofix Medical, Inc. (A)	765	46,091
OrthoPediatrics Corp. (A)	333	10,413
Oxford Immunotec Global PLC (A)	1,205	18,147
Quidel Corp. (A)	1,499	91,169
ResMed, Inc.	7,629	852,846
Rockwell Medical, Inc. (A)(B)	2,320	7,679
RTI Surgical, Inc. (A)	2,840	11,843
SeaSpine Holdings Corp. (A)	622	12,229
Senseonics Holdings, Inc. (A)(B)	3,896	13,246
Sientra, Inc. (A)	1,032	17,544
STAAR Surgical Company (A)	1,933	73,473
STERIS PLC	8,439	1,004,916
Stryker Corp.	16,557	2,905,091
Surmodics, Inc. (A)	577	34,960
Tactile Systems Technology, Inc. (A)	770	43,305
Tandem Diabetes Care, Inc. (A)	2,237	82,366
Teleflex, Inc.	4,571	1,258,945
The Cooper Companies, Inc.	2,621	730,813
TransEnterix, Inc. (A)(B)	7,056	21,944
Utah Medical Products, Inc.	171	16,226
Varex Imaging Corp. (A)	1,695	44,663
Varian Medical Systems, Inc. (A)	4,887	603,007

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
ViewRay, Inc. (A)(B)	2,694	$18,077
West Pharmaceutical Services, Inc.	7,340	804,170
Wright Medical Group NV (A)	5,455	152,522
Zimmer Biomet Holdings, Inc.	10,860	1,270,837
		51,714,800
Health care providers and services – 3.1%
Acadia Healthcare Company, Inc. (A)	8,810	299,276
Addus HomeCare Corp. (A)	413	30,653
Amedisys, Inc. (A)	1,170	159,413
American Renal Associates
Holdings, Inc. (A)	612	10,153
AmerisourceBergen Corp.	8,543	759,473
AMN Healthcare Services, Inc. (A)	2,057	131,031
Anthem, Inc.	13,886	4,027,912
BioScrip, Inc. (A)	6,070	23,977
BioTelemetry, Inc. (A)	1,429	101,373
Brookdale Senior Living, Inc. (A)	8,334	71,256
Capital Senior Living Corp. (A)	1,218	10,962
Cardinal Health, Inc.	16,494	904,366
Centene Corp. (A)	10,970	1,560,483
Chemed Corp.	1,606	508,749
Cigna Corp.	13,000	2,903,940
Civitas Solutions, Inc. (A)	781	10,840
Community Health Systems, Inc. (A)(B)	4,098	19,466
CorVel Corp. (A)	404	28,159
Cross Country Healthcare, Inc. (A)	1,689	15,319
CVS Health Corp.	69,009	5,534,525
DaVita, Inc. (A)	6,806	449,604
Diplomat Pharmacy, Inc. (A)	2,501	38,715
Encompass Health Corp.	9,868	742,172
Express Scripts Holding Company (A)	30,057	3,049,884
HCA Healthcare, Inc.	14,416	2,075,760
HealthEquity, Inc. (A)	7,772	689,299
Henry Schein, Inc. (A)	8,190	730,548
Humana, Inc.	7,360	2,424,899
Laboratory Corp. of America
Holdings (A)	5,451	793,884
LHC Group, Inc. (A)	1,288	135,073
Magellan Health, Inc. (A)	1,082	58,991
McKesson Corp.	10,683	1,330,034
MEDNAX, Inc. (A)	9,329	375,026
Molina Healthcare, Inc. (A)	6,164	861,172
National HealthCare Corp.	518	43,227
National Research Corp.	504	20,094
Owens & Minor, Inc.	2,815	21,478
Patterson Companies, Inc.	11,830	300,127
PetIQ, Inc. (A)	496	15,475
Quest Diagnostics, Inc.	7,299	646,472
Quorum Health Corp. (A)	1,459	6,434
R1 RCM, Inc. (A)	4,555	41,724
RadNet, Inc. (A)	1,759	22,674
Select Medical Holdings Corp. (A)	4,750	92,055
Surgery Partners, Inc. (A)	859	12,327
Tenet Healthcare Corp. (A)	11,944	311,380
The Ensign Group, Inc.	2,159	97,954
The Providence Service Corp. (A)	492	34,839
Tivity Health, Inc. (A)	1,762	72,172
Triple-S Management Corp., Class B (A)	991	18,908
UnitedHealth Group, Inc.	51,402	14,462,467
Universal Health Services, Inc., Class B	4,598	634,478
US Physical Therapy, Inc.	542	64,493
WellCare Health Plans, Inc. (A)	2,679	682,824
		48,467,989
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (A)	25,117	256,445
Castlight Health, Inc., B Shares (A)	3,891	10,156
Cerner Corp. (A)	17,589	1,018,579
Computer Programs & Systems, Inc.	557	14,861
Evolent Health, Inc., Class A (A)(B)	2,993	76,920
HealthStream, Inc.	1,149	28,311
HMS Holdings Corp. (A)	3,643	130,201
Inovalon Holdings, Inc., Class A (A)	3,106	41,310
Inspire Medical Systems, Inc. (A)	357	16,401
Medidata Solutions, Inc. (A)	8,485	655,127
NextGen Healthcare, Inc. (A)	2,367	41,541
Omnicell, Inc. (A)	1,697	131,059
Simulations Plus, Inc.	572	11,337
Tabula Rasa HealthCare, Inc. (A)	767	57,893
Teladoc Health, Inc. (A)	2,934	183,228
Vocera Communications, Inc. (A)	1,327	52,735
		2,726,104
Life sciences tools and services – 1.0%
Accelerate Diagnostics, Inc. (A)(B)	1,183	17,473
Agilent Technologies, Inc.	16,191	1,171,419
Bio-Rad Laboratories, Inc., Class A (A)	2,000	548,920
Bio-Techne Corp.	3,766	607,908
Cambrex Corp. (A)	1,448	69,258
Charles River Laboratories
International, Inc. (A)	4,794	646,471
Codexis, Inc. (A)	2,266	49,671
Enzo Biochem, Inc. (A)	2,354	7,250
Fluidigm Corp. (A)	1,380	11,316
Harvard Bioscience, Inc. (A)	1,837	7,256
Illumina, Inc. (A)	7,476	2,523,150
IQVIA Holdings, Inc. (A)	8,246	1,031,327
Luminex Corp.	1,818	53,395
Medpace Holdings, Inc. (A)	965	59,743
Mettler-Toledo International, Inc. (A)	1,278	813,651
NanoString Technologies, Inc. (A)	1,148	19,826
NeoGenomics, Inc. (A)	2,795	45,838
Pacific Biosciences of
California, Inc. (A)	5,512	43,104
PerkinElmer, Inc.	5,647	491,628
PRA Health Sciences, Inc. (A)	5,782	674,991
Quanterix Corp. (A)	407	7,627
Syneos Health, Inc. (A)	8,775	453,843
Thermo Fisher Scientific, Inc.	20,464	5,106,791
Waters Corp. (A)	3,908	776,051
		15,237,907
Pharmaceuticals – 4.8%
Aclaris Therapeutics, Inc. (A)	1,292	12,041
Aerie Pharmaceuticals, Inc. (A)	1,570	62,627
Akcea Therapeutics, Inc. (A)	582	19,724
Akorn, Inc. (A)	4,210	28,881
Allergan PLC	19,392	3,036,787
Amneal Pharmaceuticals, Inc. (A)	3,839	67,989
Amphastar Pharmaceuticals, Inc. (A)	1,609	34,947
ANI Pharmaceuticals, Inc. (A)	368	20,457
Aratana Therapeutics, Inc. (A)	2,173	14,125
Assembly Biosciences, Inc. (A)	960	24,749
Assertio Therapeutics, Inc. (A)	2,707	13,494
Bristol-Myers Squibb Company	99,173	5,301,789
Catalent, Inc. (A)	14,460	573,339
Clearside Biomedical, Inc. (A)	1,387	2,039
Collegium Pharmaceutical, Inc. (A)	1,323	25,388
Corcept Therapeutics, Inc. (A)(B)	4,341	60,470
Corium International, Inc. (A)(C)	1,251	225
Cymabay Therapeutics, Inc. (A)	2,668	23,825
Dermira, Inc. (A)	1,634	18,971
Dova Pharmaceuticals, Inc. (A)	562	8,374

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Durect Corp. (A)	7,835	$6,964
Eli Lilly & Company	58,091	6,891,916
Eloxx Pharmaceuticals, Inc. (A)	1,048	16,317
Endo International PLC (A)	9,821	118,147
Endocyte, Inc. (A)	2,855	67,464
Evolus, Inc. (A)	453	6,777
Horizon Pharma PLC (A)	7,266	145,175
Innoviva, Inc. (A)	3,070	56,058
Intersect ENT, Inc. (A)	1,332	39,973
Intra-Cellular Therapies, Inc. (A)	2,012	29,073
Johnson & Johnson	162,893	23,928,982
Mallinckrodt PLC (A)	11,909	283,315
Marinus Pharmaceuticals, Inc. (A)	1,665	7,776
Melinta Therapeutics, Inc. (A)	1,931	4,094
Merck & Company, Inc.	161,587	12,820,313
Mylan NV (A)	31,421	1,063,915
MyoKardia, Inc. (A)	1,501	93,167
Nektar Therapeutics (A)	10,364	418,602
Ocular Therapeutix, Inc. (A)	1,699	11,315
Omeros Corp. (A)(B)	2,054	28,653
Optinose, Inc. (A)	913	7,185
Pacira Pharmaceuticals, Inc. (A)	1,758	84,964
Paratek Pharmaceuticals, Inc. (A)(B)	1,585	11,998
Perrigo Company PLC	7,580	472,082
Pfizer, Inc.	356,177	16,466,063
Phibro Animal Health Corp., Class A	891	30,205
Prestige Consumer Healthcare, Inc. (A)	7,449	289,170
Reata Pharmaceuticals, Inc., Class A (A)	829	52,351
Revance Therapeutics, Inc. (A)	1,503	30,721
Sienna Biopharmaceuticals, Inc. (A)(B)	820	8,290
SIGA Technologies, Inc. (A)	2,390	14,914
Supernus Pharmaceuticals, Inc. (A)	2,152	102,048
Teligent, Inc. (A)(B)	2,026	4,174
Tetraphase Pharmaceuticals, Inc. (A)	2,893	5,178
The Medicines Company (A)	3,053	67,563
TherapeuticsMD, Inc. (A)	8,182	41,155
Theravance Biopharma, Inc. (A)(B)	1,932	53,343
Tricida, Inc. (A)	534	15,940
WaVe Life Sciences, Ltd. (A)	786	37,589
Xeris Pharmaceuticals, Inc. (A)	312	6,493
Zoetis, Inc.	29,305	2,750,860
Zogenix, Inc. (A)	1,851	76,058
		76,016,581
		236,027,358
Industrials – 10.9%
Aerospace and defense – 2.3%
AAR Corp.	1,414	61,778
Aerojet Rocketdyne Holdings, Inc. (A)	3,058	107,672
Aerovironment, Inc. (A)	930	71,238
Arconic, Inc.	25,354	544,604
Astronics Corp. (A)	939	30,480
Axon Enterprise, Inc. (A)	2,514	109,284
Cubic Corp.	1,111	67,982
Curtiss-Wright Corp.	4,390	484,656
Ducommun, Inc. (A)	482	18,909
Engility Holdings, Inc. (A)	807	25,235
Esterline Technologies Corp. (A)	3,785	449,393
General Dynamics Corp.	16,384	3,029,238
Harris Corp.	7,055	1,008,512
Huntington Ingalls Industries, Inc.	2,671	575,601
Kratos Defense & Security
Solutions, Inc. (A)	3,932	52,296
L3 Technologies, Inc.	4,799	879,609
Lockheed Martin Corp.	14,637	4,397,394
Maxar Technologies, Ltd.	2,511	41,582
Mercury Systems, Inc. (A)	2,068	107,143
Moog, Inc., Class A	1,405	122,867
National Presto Industries, Inc. (B)	214	27,495
Northrop Grumman Corp.	10,287	2,673,386
Raytheon Company	16,901	2,963,421
Teledyne Technologies, Inc. (A)	3,584	804,895
The Boeing Company	31,252	10,836,944
The KeyW Holding Corp. (A)	2,256	22,041
TransDigm Group, Inc. (A)	2,915	1,054,268
Triumph Group, Inc.	2,194	36,881
United Technologies Corp.	47,386	5,773,549
Vectrus, Inc. (A)	513	12,430
Wesco Aircraft Holdings, Inc. (A)	2,399	22,838
		36,413,621
Air freight and logistics – 0.9%
Air Transport Services Group, Inc. (A)	2,597	48,122
Atlas Air Worldwide Holdings, Inc. (A)	1,037	55,220
C.H. Robinson Worldwide, Inc.	11,371	1,049,884
Echo Global Logistics, Inc. (A)	1,244	31,560
Expeditors International of
Washington, Inc.	14,345	1,091,511
FedEx Corp.	19,952	4,569,008
Forward Air Corp.	1,286	83,950
Hub Group, Inc., Class A (A)	1,433	63,683
Radiant Logistics, Inc. (A)	1,922	10,456
United Parcel Service, Inc., Class B	56,975	6,568,648
		13,572,042
Airlines – 0.7%
Alaska Air Group, Inc.	10,119	741,318
Allegiant Travel Company	570	76,614
American Airlines Group, Inc.	33,714	1,353,954
Delta Air Lines, Inc.	51,661	3,136,339
Hawaiian Holdings, Inc.	2,216	88,950
JetBlue Airways Corp. (A)	31,225	609,512
SkyWest, Inc.	2,239	129,146
Southwest Airlines Company	42,352	2,312,843
Spirit Airlines, Inc. (A)	2,997	192,168
United Continental Holdings, Inc. (A)	18,818	1,819,701
		10,460,545
Building products – 0.4%
AAON, Inc.	1,814	68,841
Advanced Drainage Systems, Inc.	1,565	42,678
Allegion PLC	5,219	478,008
American Woodmark Corp. (A)	631	42,208
AO Smith Corp.	8,150	386,147
Apogee Enterprises, Inc.	1,235	45,016
Armstrong Flooring, Inc. (A)	1,009	15,781
Builders FirstSource, Inc. (A)	5,001	67,664
Caesarstone, Ltd. (B)	1,075	16,824
Continental Building Products, Inc. (A)	1,623	46,385
CSW Industrials, Inc. (A)	698	36,973
Fortune Brands Home & Security, Inc.	8,011	350,882
Gibraltar Industries, Inc. (A)	1,408	50,913
Griffon Corp.	1,550	18,848
Insteel Industries, Inc.	823	22,665
JELD-WEN Holding, Inc. (A)	3,076	58,629
Johnson Controls International PLC	51,142	1,778,719
Lennox International, Inc.	3,616	816,891
Masco Corp.	17,230	546,019
Masonite International Corp. (A)	1,203	64,565
NCI Building Systems, Inc. (A)	1,885	21,395
Patrick Industries, Inc. (A)	1,058	42,024
PGT Innovations, Inc. (A)	2,153	41,488
Quanex Building Products Corp.	1,601	25,280

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Resideo Technologies, Inc. (A)	12,356	$254,904
Simpson Manufacturing Company, Inc.	1,809	105,827
Trex Company, Inc. (A)	2,586	164,806
Universal Forest Products, Inc.	2,638	72,967
		5,683,347
Commercial services and supplies – 0.4%
ABM Industries, Inc.	2,896	91,745
ACCO Brands Corp.	4,593	37,295
Advanced Disposal Services, Inc. (A)	3,126	84,246
Brady Corp., Class A	2,045	89,080
BrightView Holdings, Inc. (A)	1,088	13,709
Casella Waste Systems, Inc., Class A (A)	1,758	57,399
CECO Environmental Corp. (A)	1,489	12,374
Cimpress NV (A)	959	115,713
Cintas Corp.	1,845	345,716
Clean Harbors, Inc. (A)	5,094	328,716
Copart, Inc. (A)	4,339	222,070
Covanta Holding Corp.	5,144	85,185
Deluxe Corp.	6,836	344,193
Ennis, Inc.	1,180	23,045
Essendant, Inc.	1,701	21,501
Healthcare Services Group, Inc. (B)	10,605	500,556
Heritage-Crystal Clean, Inc. (A)	693	19,411
Herman Miller, Inc.	8,556	289,706
HNI Corp.	6,275	241,901
Interface, Inc.	2,634	42,671
Kimball International, Inc., Class B	1,713	26,140
Knoll, Inc.	2,168	41,994
LSC Communications, Inc.	1,538	15,411
Matthews International Corp., Class A	1,380	58,139
McGrath RentCorp	1,054	56,315
Mobile Mini, Inc.	1,958	79,142
MSA Safety, Inc.	4,974	542,116
Multi-Color Corp.	621	27,572
PICO Holdings, Inc. (A)	1,164	11,349
Pitney Bowes, Inc.	27,045	228,260
Quad/Graphics, Inc.	1,403	22,981
Republic Services, Inc.	4,587	354,759
Rollins, Inc.	2,147	136,463
RR Donnelley & Sons Company	3,244	20,535
SP Plus Corp. (A)	1,018	30,856
Steelcase, Inc., Class A	3,732	60,458
Stericycle, Inc. (A)	10,369	498,438
Team, Inc. (A)	1,331	22,241
Tetra Tech, Inc.	2,407	146,731
The Brink’s Company	7,282	515,711
UniFirst Corp.	664	102,528
US Ecology, Inc.	959	66,814
Viad Corp.	893	44,963
VSE Corp.	420	12,235
Waste Management, Inc.	8,302	778,313
		6,866,696
Construction and engineering – 0.3%
AECOM (A)	16,047	516,072
Aegion Corp. (A)	1,456	27,810
Ameresco, Inc., Class A (A)	908	14,274
Argan, Inc.	647	28,125
Comfort Systems USA, Inc.	1,597	84,098
Dycom Industries, Inc. (A)	4,440	294,194
EMCOR Group, Inc.	8,313	605,685
Fluor Corp.	8,426	344,876
Granite Construction, Inc.	6,485	328,336
Great Lakes Dredge & Dock Corp. (A)	2,831	20,978
HC2 Holdings, Inc. (A)	2,270	7,173
Infrastructure and Energy
Alternatives, Inc. (A)	861	7,508
Jacobs Engineering Group, Inc.	7,136	468,621
KBR, Inc.	20,194	375,003
MasTec, Inc. (A)	9,409	424,252
MYR Group, Inc. (A)	725	22,693
Northwest Pipe Company (A)	525	12,385
NV5 Global, Inc. (A)	415	30,457
Orion Group Holdings, Inc. (A)	1,370	5,973
Primoris Services Corp.	1,851	44,702
Quanta Services, Inc. (A)	8,920	313,092
Sterling Construction Company, Inc. (A)	1,265	16,281
Tutor Perini Corp. (A)	1,680	31,265
Valmont Industries, Inc.	2,237	292,018
Willscot Corp. (A)	1,593	21,952
		4,337,823
Electrical equipment – 0.6%
Acuity Brands, Inc.	4,010	521,380
Allied Motion Technologies, Inc.	336	15,896
AMETEK, Inc.	12,986	953,562
Atkore International Group, Inc. (A)	1,727	35,265
AZZ, Inc.	1,145	54,662
Eaton Corp. PLC	24,287	1,868,642
Emerson Electric Company	35,120	2,371,302
Encore Wire Corp.	914	45,663
Energous Corp. (A)	1,114	9,101
EnerSys	6,031	526,928
Enphase Energy, Inc. (A)(B)	3,840	20,736
Generac Holdings, Inc. (A)	2,642	150,383
Hubbell, Inc.	5,467	602,245
nVent Electric PLC	16,261	406,850
Plug Power, Inc. (A)(B)	9,815	17,176
Powell Industries, Inc.	461	14,093
Preformed Line Products Company	151	9,688
Regal Beloit Corp.	4,337	339,067
Rockwell Automation, Inc.	6,875	1,198,588
Sunrun, Inc. (A)	4,233	62,013
Thermon Group Holdings, Inc. (A)	1,477	33,365
TPI Composites, Inc. (A)	652	17,728
Vicor Corp. (A)	772	27,638
Vivint Solar, Inc. (A)	1,535	8,396
		9,310,367
Industrial conglomerates – 1.2%
3M Company	33,676	7,001,914
Carlisle Companies, Inc.	5,962	629,110
General Electric Company	499,850	3,748,875
Honeywell International, Inc.	42,860	6,289,705
Raven Industries, Inc.	1,570	63,350
Roper Technologies, Inc.	5,931	1,765,006
		19,497,960
Machinery – 2.0%
Actuant Corp., Class A	2,696	69,018
AGCO Corp.	6,633	395,857
Alamo Group, Inc.	427	35,360
Albany International Corp., Class A	1,256	90,884
Altra Industrial Motion Corp.	2,631	83,008
American Railcar Industries, Inc.	326	22,908
Astec Industries, Inc.	1,030	36,740
Barnes Group, Inc.	2,081	124,964
Blue Bird Corp. (A)	667	12,760
Briggs & Stratton Corp.	1,844	27,512
Caterpillar, Inc.	32,033	4,345,917
Chart Industries, Inc. (A)	1,350	85,806
CIRCOR International, Inc. (A)	723	23,931

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Columbus McKinnon Corp.	1,007	$35,044
Commercial Vehicle Group, Inc. (A)	1,418	9,898
Crane Company	5,056	436,687
Cummins, Inc.	8,128	1,227,816
Deere & Company	17,354	2,687,788
DMC Global, Inc.	637	23,187
Donaldson Company, Inc.	12,873	721,403
Douglas Dynamics, Inc.	983	36,636
Dover Corp.	7,955	675,300
Energy Recovery, Inc. (A)(B)	1,658	13,546
EnPro Industries, Inc.	906	63,764
ESCO Technologies, Inc.	1,115	78,362
Evoqua Water Technologies Corp. (A)	3,472	31,734
Federal Signal Corp.	2,599	60,973
Flowserve Corp.	7,118	345,294
Fortive Corp.	16,569	1,260,404
Franklin Electric Company, Inc.	2,041	92,355
FreightCar America, Inc. (A)	735	7,012
Global Brass & Copper Holdings, Inc.	958	31,010
Graco, Inc.	16,683	734,886
Graham Corp.	524	13,058
Harsco Corp. (A)	3,541	94,722
Hillenbrand, Inc.	2,708	119,991
Hurco Companies, Inc.	311	11,883
Hyster-Yale Materials Handling, Inc.	473	30,967
IDEX Corp.	7,653	1,051,522
Illinois Tool Works, Inc.	16,645	2,314,487
Ingersoll-Rand PLC	13,253	1,371,951
ITT, Inc.	8,743	484,799
John Bean Technologies Corp.	1,365	112,667
Kadant, Inc.	473	43,081
Kennametal, Inc.	11,707	489,587
LB Foster Company, Class A (A)	560	10,836
Lincoln Electric Holdings, Inc.	6,505	559,105
Lindsay Corp.	470	47,545
Lydall, Inc. (A)	764	16,907
Meritor, Inc. (A)	3,608	59,532
Milacron Holdings Corp. (A)	3,061	43,619
Miller Industries, Inc.	549	15,405
Mueller Industries, Inc.	2,507	59,717
Mueller Water Products, Inc., Class A	6,792	71,520
Navistar International Corp. (A)	2,164	69,335
NN, Inc.	1,272	9,133
Nordson Corp.	5,223	628,901
Omega Flex, Inc.	140	7,756
Oshkosh Corp.	7,296	520,424
PACCAR, Inc.	19,071	1,186,598
Parker-Hannifin Corp.	7,181	1,235,419
Park-Ohio Holdings Corp.	429	15,470
Pentair PLC	8,832	377,126
Proto Labs, Inc. (A)	1,185	152,498
RBC Bearings, Inc. (A)	1,039	158,988
REV Group, Inc. (B)	1,411	17,214
Rexnord Corp. (A)	4,558	129,037
Snap-on, Inc.	3,066	509,692
Spartan Motors, Inc.	1,659	13,355
SPX Corp. (A)	1,880	55,610
SPX FLOW, Inc. (A)	1,861	69,843
Standex International Corp.	562	44,791
Stanley Black & Decker, Inc.	8,269	1,081,999
Sun Hydraulics Corp.	1,272	53,017
Tennant Company	783	46,863
Terex Corp.	6,473	213,997
The Gorman-Rupp Company	788	26,382
The Greenbrier Companies, Inc.	1,379	67,447
The Manitowoc Company, Inc. (A)	1,589	31,383
The Timken Company	6,926	278,079
The Toro Company	10,499	650,833
Titan International, Inc.	2,377	15,474
TriMas Corp. (A)	2,004	58,176
Trinity Industries, Inc.	14,743	351,326
Twin Disc, Inc. (A)	441	7,695
Wabash National Corp.	2,484	38,601
Wabtec Corp.	8,562	809,965
Watts Water Technologies, Inc., Class A	1,207	89,028
Woodward, Inc.	7,872	658,729
Xylem, Inc.	9,718	709,220
		31,340,069
Marine – 0.0%
Costamare, Inc.	2,226	11,798
Eagle Bulk Shipping, Inc. (A)	2,239	10,479
Kirby Corp. (A)	5,378	410,557
Matson, Inc.	1,855	72,994
Scorpio Bulkers, Inc.	2,671	16,320
		522,148
Professional services – 0.3%
Acacia Research Corp. (A)	2,767	8,799
ASGN, Inc. (A)	7,444	515,497
Barrett Business Services, Inc.	322	22,653
BG Staffing, Inc.	406	10,061
CBIZ, Inc. (A)	2,234	47,115
CRA International, Inc.	373	18,184
Equifax, Inc.	2,560	262,835
Exponent, Inc.	2,253	113,371
Forrester Research, Inc.	475	22,202
Franklin Covey Company (A)	501	11,869
FTI Consulting, Inc. (A)	1,651	115,983
GP Strategies Corp. (A)	668	8,844
Heidrick & Struggles International, Inc.	836	30,648
Huron Consulting Group, Inc. (A)	962	53,555
ICF International, Inc.	781	54,693
IHS Markit, Ltd. (A)	7,537	402,250
InnerWorkings, Inc. (A)	2,095	8,841
Insperity, Inc.	5,830	583,233
Kelly Services, Inc., Class A	1,370	31,400
Kforce, Inc.	1,025	32,482
Korn/Ferry International	2,512	123,013
ManpowerGroup, Inc.	6,477	525,803
Mistras Group, Inc. (A)	812	13,958
Navigant Consulting, Inc.	1,965	50,343
Nielsen Holdings PLC	7,522	204,373
Resources Connection, Inc.	1,392	23,441
Robert Half International, Inc.	2,638	163,108
The Dun & Bradstreet Corp.	3,706	531,959
TriNet Group, Inc. (A)	1,906	87,504
TrueBlue, Inc. (A)	1,775	44,819
Verisk Analytics, Inc. (A)	3,490	430,387
WageWorks, Inc. (A)	1,745	58,161
Willdan Group, Inc. (A)	370	13,945
		4,625,329
Road and rail – 1.5%
ArcBest Corp.	1,140	45,896
Avis Budget Group, Inc. (A)	9,568	280,247
Covenant Transportation Group, Inc.,
Class A (A)	559	12,734
CSX Corp.	67,138	4,876,233
Daseke, Inc. (A)	2,044	8,217
Genesee & Wyoming, Inc., Class A (A)	5,932	494,017
Heartland Express, Inc.	2,062	42,787

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Hertz Global Holdings, Inc. (A)	2,433	$45,521
J.B. Hunt Transport Services, Inc.	7,183	763,984
Kansas City Southern	8,367	862,219
Knight-Swift Transportation
Holdings, Inc.	12,799	443,613
Landstar System, Inc.	4,101	447,337
Marten Transport, Ltd.	1,755	34,187
Norfolk Southern Corp.	22,971	3,922,069
Old Dominion Freight Line, Inc.	6,547	895,171
Ryder System, Inc.	5,299	299,764
Saia, Inc. (A)	1,125	67,849
U.S. Xpress Enterprises, Inc.,
Class A (A)	966	7,950
Union Pacific Corp.	60,737	9,340,136
Universal Logistics Holdings, Inc.	385	8,997
USA Truck, Inc. (A)	405	8,307
Werner Enterprises, Inc.	6,498	220,022
YRC Worldwide, Inc. (A)	1,584	8,965
		23,136,222
Trading companies and distributors – 0.3%
Aircastle, Ltd.	2,410	44,947
Applied Industrial Technologies, Inc.	1,666	108,673
Beacon Roofing Supply, Inc. (A)	3,004	104,719
BlueLinx Holdings, Inc. (A)	423	11,463
BMC Stock Holdings, Inc. (A)	2,993	50,911
CAI International, Inc. (A)	772	18,922
DXP Enterprises, Inc. (A)	727	26,339
EnviroStar, Inc.	181	6,407
Fastenal Company	15,322	907,982
Foundation Building Materials, Inc. (A)	775	7,580
GATX Corp.	5,396	450,620
GMS, Inc. (A)	1,456	27,358
H&E Equipment Services, Inc.	1,415	31,342
Herc Holdings, Inc. (A)	1,080	38,524
Kaman Corp.	1,194	67,783
Lawson Products, Inc. (A)	343	10,564
MRC Global, Inc. (A)	3,707	58,311
MSC Industrial Direct Company, Inc.,
Class A	4,598	407,337
Nexeo Solutions, Inc. (A)	1,459	14,196
NOW, Inc. (A)	15,576	210,120
Rush Enterprises, Inc., Class A	1,157	44,082
Rush Enterprises, Inc., Class B	375	14,509
SiteOne Landscape Supply, Inc. (A)	1,743	107,439
Systemax, Inc.	543	15,144
Textainer Group Holdings, Ltd. (A)	1,225	13,659
Titan Machinery, Inc. (A)	854	14,971
Triton International, Ltd.	2,292	78,111
United Rentals, Inc. (A)	4,428	518,652
Veritiv Corp. (A)	519	15,752
W.W. Grainger, Inc.	2,428	762,489
Watsco, Inc.	3,199	491,686
		4,680,592
		170,446,761
Information technology – 20.1%
Communications equipment – 1.2%
Acacia Communications, Inc. (A)	1,213	52,013
ADTRAN, Inc.	2,191	27,278
Applied Optoelectronics, Inc. (A)(B)	840	17,296
Arista Networks, Inc. (A)	2,930	698,746
ARRIS International PLC (A)	16,919	522,797
CalAmp Corp. (A)	1,547	27,382
Calix, Inc. (A)	2,142	20,670
Casa Systems, Inc. (A)	1,223	19,018
Ciena Corp. (A)	20,479	668,025
Cisco Systems, Inc.	259,656	12,429,733
Comtech Telecommunications Corp.	1,030	26,306
Digi International, Inc. (A)	1,327	15,712
Extreme Networks, Inc. (A)	5,152	33,900
F5 Networks, Inc. (A)	3,470	596,736
Finisar Corp. (A)	5,159	120,463
Harmonic, Inc. (A)	3,866	21,727
Infinera Corp. (A)	6,715	28,942
InterDigital, Inc.	4,985	375,171
Juniper Networks, Inc.	19,615	563,147
KVH Industries, Inc. (A)	830	9,354
Lumentum Holdings, Inc. (A)	9,009	400,630
Motorola Solutions, Inc.	9,197	1,207,106
NETGEAR, Inc. (A)	1,376	76,230
NetScout Systems, Inc. (A)	10,649	285,180
Oclaro, Inc. (A)	7,410	59,799
Plantronics, Inc.	4,739	216,904
Quantenna Communications, Inc. (A)	1,537	23,024
Ribbon Communications, Inc. (A)	2,436	13,008
ViaSat, Inc. (A)(B)	8,012	553,950
Viavi Solutions, Inc. (A)	9,964	101,035
		19,211,282
Electronic equipment, instruments and components – 1.0%
Amphenol Corp., Class A	17,052	1,499,553
Anixter International, Inc. (A)	1,290	82,508
Arlo Technologies, Inc. (A)(B)	553	6,653
Arrow Electronics, Inc. (A)	8,722	671,332
Avnet, Inc.	11,554	506,296
AVX Corp.	2,045	33,722
Badger Meter, Inc.	1,240	68,820
Bel Fuse, Inc., Class B	487	10,962
Belden, Inc.	5,830	325,197
Benchmark Electronics, Inc.	2,060	49,110
Cognex Corp.	17,170	755,823
Coherent, Inc. (A)	2,425	335,038
Control4 Corp. (A)	1,158	25,210
Corning, Inc.	46,071	1,484,408
CTS Corp.	1,452	42,123
Daktronics, Inc.	1,770	15,842
Electro Scientific Industries, Inc. (A)	1,419	41,719
ePlus, Inc. (A)	592	48,396
Fabrinet (A)	1,566	82,575
FARO Technologies, Inc. (A)	753	37,439
Fitbit, Inc., Class A (A)	9,359	51,568
FLIR Systems, Inc.	8,218	376,877
II-VI, Inc. (A)	2,712	101,483
Insight Enterprises, Inc. (A)	1,541	68,698
IPG Photonics Corp. (A)	2,057	292,403
Itron, Inc. (A)	1,499	81,186
Jabil, Inc.	15,299	382,016
KEMET Corp.	2,478	50,749
Keysight Technologies, Inc. (A)	10,681	660,299
Kimball Electronics, Inc. (A)	1,174	20,709
Knowles Corp. (A)	3,857	58,781
Littelfuse, Inc.	2,503	478,949
Mesa Laboratories, Inc.	149	32,980
Methode Electronics, Inc.	1,600	48,480
MTS Systems Corp.	798	41,057
Napco Security Technologies, Inc. (A)	641	10,602
National Instruments Corp.	11,216	549,135
Novanta, Inc. (A)	1,432	92,980
OSI Systems, Inc. (A)	745	53,938
PAR Technology Corp. (A)	543	10,789
Park Electrochemical Corp.	908	16,171

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
PC Connection, Inc.	501	$15,701
Plexus Corp. (A)	1,398	85,334
Rogers Corp. (A)	805	103,571
Sanmina Corp. (A)	2,967	80,228
ScanSource, Inc. (A)	1,104	41,996
SYNNEX Corp.	5,947	480,161
TE Connectivity, Ltd.	19,807	1,523,753
Tech Data Corp. (A)	5,493	494,095
Trimble, Inc. (A)	24,948	948,772
TTM Technologies, Inc. (A)	4,147	49,308
Vishay Intertechnology, Inc.	18,965	395,420
Vishay Precision Group, Inc. (A)	472	16,015
Zebra Technologies Corp., Class A (A)	5,359	963,548
		14,800,478
IT services – 5.1%
Accenture PLC, Class A	42,822	7,045,075
Akamai Technologies, Inc. (A)	11,292	776,325
Alliance Data Systems Corp.	3,127	626,526
Automatic Data Processing, Inc.	29,301	4,319,553
Brightcove, Inc. (A)	1,727	12,400
Broadridge Financial Solutions, Inc.	7,738	819,222
CACI International, Inc., Class A (A)	3,594	592,687
Carbonite, Inc. (A)	1,379	39,067
Cardtronics PLC, Class A (A)	1,751	56,802
Cass Information Systems, Inc.	536	35,381
Cognizant Technology Solutions Corp.,
Class A	38,812	2,764,579
ConvergeOne Holdings, Inc.	1,248	15,625
CoreLogic, Inc. (A)	8,079	326,876
CSG Systems International, Inc.	1,455	51,027
DXC Technology Company	18,812	1,185,908
Endurance International Group
Holdings, Inc. (A)	3,104	25,763
Everi Holdings, Inc. (A)	2,961	19,898
EVERTEC, Inc.	2,648	72,370
Evo Payments, Inc., Class A (A)	746	19,538
Exela Technologies, Inc. (A)	2,175	9,875
ExlService Holdings, Inc. (A)	1,461	84,680
Fidelity National Information
Services, Inc.	21,978	2,372,525
Fiserv, Inc. (A)	27,120	2,146,006
FleetCor Technologies, Inc. (A)	5,906	1,142,220
Gartner, Inc. (A)	6,047	926,340
Global Payments, Inc.	10,562	1,180,937
GTT Communications, Inc. (A)(B)	1,872	63,012
I3 Verticals, Inc., Class A (A)	402	9,057
IBM Corp.	60,997	7,580,097
Information Services Group, Inc. (A)	1,902	7,893
Internap Corp. (A)	1,066	6,364
Jack Henry & Associates, Inc.	5,235	731,330
Leidos Holdings, Inc.	15,020	946,260
Limelight Networks, Inc. (A)	5,042	16,588
LiveRamp Holdings, Inc. (A)	11,095	524,794
ManTech International Corp., Class A	1,148	64,632
Mastercard, Inc., Class A	60,987	12,262,656
MAXIMUS, Inc.	9,190	653,593
MoneyGram International, Inc. (A)	1,669	3,638
NIC, Inc.	2,849	37,037
Paychex, Inc.	21,427	1,516,175
PayPal Holdings, Inc. (A)	79,153	6,792,119
Perficient, Inc. (A)	1,513	38,294
Perspecta, Inc.	20,507	432,903
Presidio, Inc.	1,435	20,205
PRGX Global, Inc. (A)	1,134	10,580
Sabre Corp.	24,988	638,943
Science Applications International Corp.	6,086	423,099
Sykes Enterprises, Inc. (A)	1,707	47,147
Teradata Corp. (A)	11,887	447,308
The Hackett Group, Inc.	1,091	19,256
The Western Union Company	30,076	563,323
Total System Services, Inc.	11,182	976,971
Travelport Worldwide, Ltd.	5,469	83,566
TTEC Holdings, Inc.	665	19,451
Tucows, Inc., Class A (A)(B)	420	24,377
Unisys Corp. (A)	2,214	29,933
VeriSign, Inc. (A)	7,162	1,117,702
Virtusa Corp. (A)	1,243	55,102
Visa, Inc., Class A	118,756	16,828,913
WEX, Inc. (A)	4,301	666,526
		80,326,049
Semiconductors and semiconductor equipment – 2.0%
Advanced Energy Industries, Inc. (A)	1,728	81,285
Advanced Micro Devices, Inc. (A)	24,772	527,644
Alpha & Omega Semiconductor, Ltd. (A)	975	10,745
Ambarella, Inc. (A)	1,423	56,906
Amkor Technology, Inc. (A)	4,580	31,373
Analog Devices, Inc.	10,697	983,268
Applied Materials, Inc.	28,339	1,056,478
Aquantia Corp. (A)	1,056	10,296
Axcelis Technologies, Inc. (A)	1,441	28,705
AXT, Inc. (A)	2,025	11,158
Broadcom, Inc.	12,426	2,950,057
Brooks Automation, Inc.	3,055	92,750
Cabot Microelectronics Corp.	1,237	132,953
CEVA, Inc. (A)	1,021	26,536
Cirrus Logic, Inc. (A)	8,766	328,199
Cohu, Inc.	1,768	34,653
Cree, Inc. (A)	14,563	642,811
Cypress Semiconductor Corp.	36,085	501,582
Diodes, Inc. (A)	1,776	61,858
Entegris, Inc.	6,214	182,692
First Solar, Inc. (A)	7,531	334,753
FormFactor, Inc. (A)	3,286	54,186
Ichor Holdings, Ltd. (A)(B)	1,088	19,802
Impinj, Inc. (A)(B)	750	15,930
Inphi Corp. (A)	1,917	76,469
Integrated Device Technology, Inc. (A)	18,571	890,294
Intel Corp.	132,806	6,548,664
KLA-Tencor Corp.	4,492	442,732
Lam Research Corp.	4,533	711,500
Lattice Semiconductor Corp. (A)	5,229	30,642
MACOM Technology Solutions
Holdings, Inc. (A)	2,046	36,357
MaxLinear, Inc. (A)	2,756	56,222
Microchip Technology, Inc. (B)	6,788	509,100
Micron Technology, Inc. (A)	33,448	1,289,755
MKS Instruments, Inc.	5,469	429,098
Monolithic Power Systems, Inc.	3,884	512,960
Nanometrics, Inc. (A)	1,012	32,505
NeoPhotonics Corp. (A)	1,594	12,274
NVE Corp.	223	21,305
NVIDIA Corp.	17,519	2,863,130
PDF Solutions, Inc. (A)	1,376	12,728
Photronics, Inc. (A)	3,031	29,401
Power Integrations, Inc.	1,268	80,340
Qorvo, Inc. (A)	3,537	232,770
QUALCOMM, Inc.	34,902	2,033,391
Rambus, Inc. (A)	4,732	41,263
Rudolph Technologies, Inc. (A)	1,400	29,708

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Semtech Corp. (A)	2,856	$152,339
Silicon Laboratories, Inc. (A)	6,205	548,336
Skyworks Solutions, Inc.	5,127	373,092
SMART Global Holdings, Inc. (A)	432	14,813
SunPower Corp. (A)(B)	2,832	19,399
Synaptics, Inc. (A)	5,082	195,454
Teradyne, Inc.	18,608	664,120
Texas Instruments, Inc.	27,995	2,795,301
Ultra Clean Holdings, Inc. (A)	1,738	16,337
Veeco Instruments, Inc. (A)	2,228	19,517
Versum Materials, Inc.	10,874	376,675
Xilinx, Inc.	7,306	675,659
Xperi Corp.	2,224	31,358
		30,981,628
Software – 7.4%
8x8, Inc. (A)	4,064	80,101
A10 Networks, Inc. (A)	2,377	14,975
ACI Worldwide, Inc. (A)	16,589	479,090
Adobe, Inc. (A)	36,455	9,146,195
Agilysys, Inc. (A)	760	12,532
Alarm.com Holdings, Inc. (A)	1,356	68,953
Altair Engineering, Inc., Class A (A)	1,332	43,037
Alteryx, Inc., Class A (A)	1,280	77,030
Amber Road, Inc. (A)	1,176	10,255
American Software, Inc., Class A	1,386	14,414
ANSYS, Inc. (A)	6,285	1,018,296
Appfolio, Inc., Class A (A)	674	41,309
Apptio, Inc., Class A (A)	1,516	57,851
Autodesk, Inc. (A)	16,277	2,352,027
Avalara, Inc. (A)	387	12,380
Avaya Holdings Corp. (A)	4,549	70,828
Benefitfocus, Inc. (A)	994	49,799
Blackbaud, Inc.	6,969	510,479
Blackline, Inc. (A)	1,584	67,906
Bottomline Technologies, Inc. (A)	1,763	97,088
Box, Inc., Class A (A)	5,435	102,124
Cadence Design Systems, Inc. (A)	21,108	950,704
Carbon Black, Inc. (A)	413	6,728
CDK Global, Inc.	12,919	651,118
ChannelAdvisor Corp. (A)	1,233	13,255
Cision, Ltd. (A)	2,399	30,035
Citrix Systems, Inc. (A)	9,582	1,044,151
Cloudera, Inc. (A)	4,574	56,443
CommVault Systems, Inc. (A)	5,563	327,883
Cornerstone OnDemand, Inc. (A)	2,385	130,269
Coupa Software, Inc. (A)	2,334	150,380
Digimarc Corp. (A)	555	11,167
Ebix, Inc. (B)	1,062	50,148
Ellie Mae, Inc. (A)	1,500	100,905
Envestnet, Inc. (A)	1,939	105,947
Everbridge, Inc. (A)	1,181	64,683
Fair Isaac Corp. (A)	2,909	577,815
Five9, Inc. (A)	2,517	107,929
ForeScout Technologies, Inc. (A)	1,339	36,354
Fortinet, Inc. (A)	10,730	792,303
Hortonworks, Inc. (A)	3,138	50,522
HubSpot, Inc. (A)	1,585	220,363
Imperva, Inc. (A)	1,534	85,152
Instructure, Inc. (A)	1,399	52,840
Intuit, Inc.	19,258	4,131,419
j2 Global, Inc.	6,707	495,044
LivePerson, Inc. (A)	2,551	48,137
LogMeIn, Inc.	5,177	477,475
Manhattan Associates, Inc. (A)	6,563	325,065
Microsoft Corp.	570,863	63,302,998
MicroStrategy, Inc., Class A (A)	421	54,578
MINDBODY, Inc., Class A (A)	1,920	53,299
Mitek Systems, Inc. (A)	1,569	15,015
MobileIron, Inc. (A)	3,471	16,869
Model N, Inc. (A)	1,194	16,394
Monotype Imaging Holdings, Inc.	1,870	32,258
New Relic, Inc. (A)	1,938	168,974
OneSpan, Inc. (A)	1,404	23,826
Oracle Corp.	210,345	10,256,422
Paylocity Holding Corp. (A)	1,277	85,661
Progress Software Corp.	2,006	70,531
PROS Holdings, Inc. (A)	1,377	44,298
PTC, Inc. (A)	10,584	915,410
Q2 Holdings, Inc. (A)	1,613	87,570
QAD, Inc., Class A	472	20,027
Qualys, Inc. (A)	1,480	116,565
Rapid7, Inc. (A)	1,622	51,580
Red Hat, Inc. (A)	13,210	2,358,778
SailPoint Technologies Holding, Inc. (A)	2,308	60,077
salesforce.com, Inc. (A)	56,326	8,041,100
SendGrid, Inc. (A)	1,271	57,970
ShotSpotter, Inc. (A)	335	12,760
SPS Commerce, Inc. (A)	736	62,729
Symantec Corp.	46,283	1,023,317
Synopsys, Inc. (A)	11,077	1,018,419
Tenable Holdings, Inc. (A)	557	15,863
The Trade Desk, Inc., Class A (A)	1,425	202,991
The Ultimate Software Group, Inc. (A)	3,114	821,847
TiVo Corp.	5,333	52,797
Tyler Technologies, Inc. (A)	3,858	743,668
Upland Software, Inc. (A)	704	19,768
Varonis Systems, Inc. (A)	1,246	72,156
Verint Systems, Inc. (A)	2,789	126,704
VirnetX Holding Corp. (A)(B)	2,660	8,432
Workiva, Inc. (A)	1,260	47,137
Yext, Inc. (A)	3,569	51,822
Zix Corp. (A)	2,569	17,110
Zscaler, Inc. (A)	616	24,184
		115,592,807
Technology hardware, storage and peripherals – 3.4%
3D Systems Corp. (A)(B)	4,826	59,746
Apple, Inc.	260,596	46,537,234
Avid Technology, Inc. (A)	1,445	9,306
Cray, Inc. (A)	1,796	47,073
Diebold Nixdorf, Inc. (B)	3,577	11,697
Electronics For Imaging, Inc. (A)	1,966	54,419
Hewlett Packard Enterprise Company	83,710	1,255,650
HP, Inc.	89,823	2,065,929
Immersion Corp. (A)	1,217	11,549
NCR Corp. (A)	11,767	326,064
NetApp, Inc.	14,744	985,931
Seagate Technology PLC	14,859	640,274
Stratasys, Ltd. (A)	2,247	48,063
USA Technologies, Inc. (A)	2,592	12,882
Western Digital Corp.	16,564	751,840
Xerox Corp.	11,777	317,037
		53,134,694
		314,046,938
Materials – 2.9%
Chemicals – 1.9%
A. Schulman, Inc. (A)(C)	1,188	2,269
Advanced Emissions Solutions, Inc.	952	10,253
AdvanSix, Inc. (A)	1,354	38,873
AgroFresh Solutions, Inc. (A)	1,565	6,589

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Air Products & Chemicals, Inc.	11,188	$1,799,814
Albemarle Corp.	5,570	536,502
American Vanguard Corp.	1,329	22,221
Ashland Global Holdings, Inc.	6,231	510,257
Balchem Corp.	1,408	122,074
Cabot Corp.	6,144	302,285
CF Industries Holdings, Inc.	12,027	507,419
Chase Corp.	315	35,491
DowDuPont, Inc.	117,823	6,816,061
Eastman Chemical Company	7,263	572,470
Ecolab, Inc.	12,956	2,079,308
Ferro Corp. (A)	3,721	71,815
FMC Corp.	6,925	572,975
FutureFuel Corp.	1,159	20,016
GCP Applied Technologies, Inc. (A)	3,153	86,077
Hawkins, Inc.	460	19,200
HB Fuller Company	2,209	106,562
Ingevity Corp. (A)	1,849	181,220
Innophos Holdings, Inc.	885	24,550
Innospec, Inc.	1,060	78,164
International Flavors & Fragrances, Inc.	5,159	730,669
Intrepid Potash, Inc. (A)	4,403	14,618
Koppers Holdings, Inc. (A)	924	17,223
Kraton Corp. (A)	1,378	36,104
Kronos Worldwide, Inc.	1,011	12,506
Linde PLC	28,090	4,467,715
LSB Industries, Inc. (A)	1,029	7,892
LyondellBasell Industries NV, Class A	16,298	1,520,766
Minerals Technologies, Inc.	5,078	285,790
NewMarket Corp.	892	375,068
Olin Corp.	16,668	358,862
OMNOVA Solutions, Inc. (A)	2,066	16,838
PolyOne Corp.	11,480	385,958
PPG Industries, Inc.	12,363	1,351,647
PQ Group Holdings, Inc. (A)	1,615	24,790
Quaker Chemical Corp.	569	117,351
Rayonier Advanced Materials, Inc.	2,226	32,834
RPM International, Inc.	13,319	878,388
Sensient Technologies Corp.	6,072	390,187
Stepan Company	881	71,202
The Chemours Company	17,651	502,700
The Mosaic Company	18,263	657,468
The Scotts Miracle-Gro Company	3,928	298,449
The Sherwin-Williams Company	4,191	1,777,277
Trecora Resources (A)	974	9,058
Tredegar Corp.	1,171	19,509
Trinseo SA	1,874	94,693
Tronox, Ltd., Class A	4,150	43,907
Valvoline, Inc.	19,038	401,511
		29,423,445
Construction materials – 0.1%
Eagle Materials, Inc.	4,769	348,137
Martin Marietta Materials, Inc.	3,225	614,975
Summit Materials, Inc., Class A (A)	4,964	71,978
U.S. Concrete, Inc. (A)	729	28,672
United States Lime & Minerals, Inc.	106	7,916
Vulcan Materials Company	6,759	714,494
		1,786,172
Containers and packaging – 0.4%
AptarGroup, Inc.	6,206	645,734
Avery Dennison Corp.	4,533	436,981
Ball Corp.	17,665	867,528
Bemis Company, Inc.	9,084	442,936
Greif, Inc., Class A	3,717	190,571
Greif, Inc., Class B	235	12,406
International Paper Company	20,935	966,988
Myers Industries, Inc.	1,580	26,070
Owens-Illinois, Inc. (A)	15,894	292,291
Packaging Corp. of America	4,895	478,829
Sealed Air Corp.	8,012	292,678
Silgan Holdings, Inc.	7,729	199,022
Sonoco Products Company	9,941	572,005
UFP Technologies, Inc. (A)	341	12,375
WestRock Company	13,141	619,073
		6,055,487
Metals and mining – 0.4%
AK Steel Holding Corp. (A)(B)	13,887	42,772
Allegheny Technologies, Inc. (A)	18,036	473,625
Carpenter Technology Corp.	6,766	291,479
Century Aluminum Company (A)	2,223	19,963
Cleveland-Cliffs, Inc.	13,020	120,826
Coeur Mining, Inc. (A)	8,113	32,046
Commercial Metals Company	16,748	322,734
Compass Minerals International, Inc.	4,877	244,338
Freeport-McMoRan, Inc.	74,112	884,897
Gold Resource Corp.	2,590	9,894
Havilah Mining Corp. (A)	781	175
Haynes International, Inc.	568	18,727
Hecla Mining Company	19,872	47,295
Kaiser Aluminum Corp.	718	70,170
Materion Corp.	879	46,482
Newmont Mining Corp.	27,117	876,964
Nucor Corp.	16,204	978,884
Olympic Steel, Inc.	468	8,592
Reliance Steel & Aluminum Company	7,221	580,929
Royal Gold, Inc.	6,538	478,255
Ryerson Holding Corp. (A)	783	6,413
Schnitzer Steel Industries, Inc., Class A	1,156	32,380
Steel Dynamics, Inc.	23,434	824,877
SunCoke Energy, Inc. (A)	2,909	28,392
Tahoe Resources, Inc. (A)	13,800	48,438
TimkenSteel Corp. (A)	1,805	19,927
United States Steel Corp.	17,688	407,885
Universal Stainless & Alloy
Products, Inc. (A)	410	8,024
Warrior Met Coal, Inc.	1,863	44,153
Worthington Industries, Inc.	5,857	242,597
		7,212,133
Paper and forest products – 0.1%
Boise Cascade Company	1,707	45,372
Clearwater Paper Corp. (A)	741	22,830
Domtar Corp.	6,277	273,552
Louisiana-Pacific Corp.	20,492	468,447
Neenah, Inc.	726	50,007
PH Glatfelter Company	1,941	24,748
Schweitzer-Mauduit International, Inc.	1,364	38,888
Verso Corp., Class A (A)	1,506	37,981
		961,825
		45,439,062
Real estate – 3.7%
Equity real estate investment trusts – 3.6%
Acadia Realty Trust	3,499	100,316
Agree Realty Corp.	1,300	77,441
Alexander & Baldwin, Inc. (A)	9,803	203,216
Alexander’s, Inc.	97	30,125
Alexandria Real Estate Equities, Inc.	5,584	695,208
American Assets Trust, Inc.	1,692	70,421
American Campus Communities, Inc.	13,677	599,463
American Tower Corp.	23,472	3,860,909

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Americold Realty Trust	3,757	$100,688
Apartment Investment & Management
Company, Class A	8,386	394,897
Armada Hoffler Properties, Inc.	2,220	33,766
Ashford Hospitality Trust, Inc.	4,059	20,092
AvalonBay Communities, Inc.	7,374	1,405,263
Bluerock Residential Growth REIT, Inc.	1,435	13,059
Boston Properties, Inc.	8,270	1,085,024
Braemar Hotels & Resorts, Inc.	1,414	13,433
Camden Property Trust	9,263	881,467
CareTrust REIT, Inc.	3,537	70,811
CatchMark Timber Trust, Inc., Class A	2,368	19,631
CBL & Associates Properties, Inc.	7,735	20,188
Cedar Realty Trust, Inc.	4,515	16,209
Chatham Lodging Trust	2,008	40,140
Chesapeake Lodging Trust	2,611	77,207
City Office REIT, Inc.	1,837	20,097
Clipper Realty, Inc.	790	10,191
Community Healthcare Trust, Inc.	824	25,989
CoreCivic, Inc.	17,019	373,567
CorEnergy Infrastructure Trust, Inc.	567	20,554
CorePoint Lodging, Inc.	1,834	25,804
CoreSite Realty Corp.	3,663	356,996
Corporate Office Properties Trust	10,307	252,212
Cousins Properties, Inc.	60,209	508,766
Crown Castle International Corp.	22,048	2,533,315
CyrusOne, Inc.	10,441	585,531
DiamondRock Hospitality Company	9,031	95,187
Digital Realty Trust, Inc.	11,002	1,265,670
Douglas Emmett, Inc.	16,111	594,818
Duke Realty Corp.	19,155	545,151
Easterly Government Properties, Inc.	2,643	48,155
EastGroup Properties, Inc.	1,510	151,030
EPR Properties	7,421	525,629
Equinix, Inc.	4,236	1,632,046
Equity Residential	19,697	1,403,411
Essex Property Trust, Inc.	3,527	925,873
Extra Space Storage, Inc.	6,672	640,379
Farmland Partners, Inc.	1,695	10,509
Federal Realty Investment Trust	3,881	512,641
First Industrial Realty Trust, Inc.	17,955	575,637
Four Corners Property Trust, Inc.	2,961	82,138
Franklin Street Properties Corp.	4,793	36,906
Front Yard Residential Corp.	2,313	20,840
Getty Realty Corp.	1,431	43,774
Gladstone Commercial Corp.	1,419	27,160
Gladstone Land Corp.	827	10,933
Global Medical REIT, Inc.	1,022	9,678
Global Net Lease, Inc.	3,206	64,729
Government Properties Income Trust	4,465	39,292
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	2,271	51,892
HCP, Inc.	24,936	729,627
Healthcare Realty Trust, Inc.	17,872	554,032
Hersha Hospitality Trust	1,617	30,885
Highwoods Properties, Inc.	10,326	447,839
Hospitality Properties Trust	16,405	440,310
Host Hotels & Resorts, Inc.	39,424	749,056
Independence Realty Trust, Inc.	3,918	39,572
Industrial Logistics Properties Trust	880	18,542
InfraREIT, Inc.	1,880	43,052
Innovative Industrial Properties, Inc.	285	14,065
Investors Real Estate Trust	5,610	29,901
Iron Mountain, Inc.	15,091	512,641
iStar, Inc.	2,905	31,025
JBG SMITH Properties	10,809	433,117
Jernigan Capital, Inc.	858	18,344
Kilroy Realty Corp.	10,046	704,124
Kimco Realty Corp.	22,415	366,485
Kite Realty Group Trust	3,723	61,467
Lamar Advertising Company, Class A	8,446	640,545
LaSalle Hotel Properties	15,787	506,131
Lexington Realty Trust	9,580	84,112
Liberty Property Trust	14,753	668,163
Life Storage, Inc.	4,651	454,124
LTC Properties, Inc.	1,711	79,459
Mack-Cali Realty Corp.	13,017	281,948
MedEquities Realty Trust, Inc.	1,539	10,527
Medical Properties Trust, Inc.	36,416	628,904
Mid-America Apartment
Communities, Inc.	6,013	622,706
Monmouth Real Estate Investment Corp.	3,374	47,000
National Health Investors, Inc.	1,746	136,153
National Retail Properties, Inc.	15,669	784,390
National Storage Affiliates Trust	2,441	68,275
New Senior Investment Group, Inc.	3,724	19,774
NexPoint Residential Trust, Inc.	749	27,331
NorthStar Realty Europe Corp.	2,046	33,473
Omega Healthcare Investors, Inc.	19,995	758,610
One Liberty Properties, Inc.	773	20,423
Pebblebrook Hotel Trust	7,063	246,640
Pennsylvania Real Estate
Investment Trust	3,149	25,790
Physicians Realty Trust	7,957	141,714
Piedmont Office Realty Trust, Inc.,
Class A	5,498	101,878
PotlatchDeltic Corp.	9,576	355,270
Preferred Apartment Communities, Inc.,
Class A	1,812	27,108
Prologis, Inc.	33,579	2,261,210
PS Business Parks, Inc.	847	119,444
Public Storage	7,976	1,700,962
QTS Realty Trust, Inc., Class A	2,250	91,328
Rayonier, Inc.	12,921	408,691
Realty Income Corp.	15,486	992,498
Regency Centers Corp.	8,962	570,521
Retail Opportunity Investments Corp.	4,893	88,563
Rexford Industrial Realty, Inc.	3,961	129,287
RLJ Lodging Trust	7,573	154,035
RPT Realty	3,448	49,272
Ryman Hospitality Properties, Inc.	1,932	143,181
Sabra Health Care REIT, Inc.	25,538	492,628
Safety Income & Growth, Inc.	473	9,337
Saul Centers, Inc.	532	28,010
SBA Communications Corp. (A)	6,150	1,050,482
Select Income REIT	3,906	75,386
Senior Housing Properties Trust	23,719	326,373
Seritage Growth Properties, Class A	1,434	54,406
Simon Property Group, Inc.	16,464	3,057,200
SL Green Realty Corp.	4,603	443,821
Spirit MTA REIT	1,988	19,343
STAG Industrial, Inc.	4,597	123,154
Summit Hotel Properties, Inc.	4,649	51,836
Sunstone Hotel Investors, Inc.	9,910	151,227
Tanger Factory Outlet Centers, Inc.	13,340	315,491
Taubman Centers, Inc.	6,088	322,299
Terreno Realty Corp.	2,510	97,915
The GEO Group, Inc.	17,415	404,725
The Macerich Company	5,646	283,937
Tier REIT, Inc.	2,228	52,447

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
UDR, Inc.	14,245	$607,122
UMH Properties, Inc.	1,632	21,265
Uniti Group, Inc.	17,535	349,473
Universal Health Realty Income Trust	575	40,371
Urban Edge Properties	16,175	322,530
Urstadt Biddle Properties, Inc., Class A	1,392	28,647
Ventas, Inc.	19,032	1,208,342
Vornado Realty Trust	9,187	661,097
Washington Prime Group, Inc.	8,337	52,106
Washington Real Estate Investment Trust	3,470	93,551
Weingarten Realty Investors	11,888	343,088
Welltower, Inc.	19,869	1,437,125
Weyerhaeuser Company	40,620	1,072,774
Whitestone REIT	1,791	25,217
Xenia Hotels & Resorts, Inc.	4,936	100,300
		56,282,023
Real estate management and development – 0.1%
Altisource Portfolio Solutions SA (A)	441	10,469
CBRE Group, Inc., Class A (A)	16,852	736,095
Consolidated-Tomoka Land Company	212	12,300
Cushman & Wakefield PLC (A)	1,979	36,849
Essential Properties Realty Trust, Inc.	1,637	23,164
Forestar Group, Inc. (A)	507	8,132
FRP Holdings, Inc. (A)	345	16,153
HFF, Inc., Class A	1,659	67,024
Jones Lang LaSalle, Inc.	4,545	650,844
Kennedy-Wilson Holdings, Inc.	5,515	108,039
Marcus & Millichap, Inc. (A)	847	30,907
Newmark Group, Inc., Class A	1,054	8,854
RE/MAX Holdings, Inc., Class A	806	26,574
Realogy Holdings Corp. (B)	12,378	238,400
Redfin Corp. (A)(B)	3,537	59,988
Tejon Ranch Company (A)	1,014	18,323
The RMR Group, Inc., Class A	306	19,780
The St. Joe Company (A)	1,630	24,450
		2,096,345
		58,378,368
Utilities – 3.0%
Electric utilities – 1.6%
ALLETE, Inc.	7,365	599,364
Alliant Energy Corp.	11,099	503,784
American Electric Power Company, Inc.	23,215	1,804,734
Duke Energy Corp.	33,527	2,969,486
Edison International	15,345	848,885
El Paso Electric Company	1,778	98,412
Entergy Corp.	8,474	737,746
Evergy, Inc.	12,795	759,639
Eversource Energy	14,975	1,023,392
Exelon Corp.	45,557	2,113,389
FirstEnergy Corp.	22,819	863,243
Hawaiian Electric Industries, Inc.	10,867	416,423
IDACORP, Inc.	7,228	710,079
MGE Energy, Inc.	1,514	100,060
NextEra Energy, Inc.	22,273	4,047,227
OGE Energy Corp.	19,935	789,825
Otter Tail Corp.	1,704	83,360
PG&E Corp. (A)	24,653	650,346
Pinnacle West Capital Corp.	5,292	472,893
PNM Resources, Inc.	11,448	494,783
Portland General Electric Company	3,877	186,678
PPL Corp.	32,976	1,008,736
The Southern Company	47,636	2,254,612
Xcel Energy, Inc.	24,028	1,260,269
		24,797,365
Gas utilities – 0.3%
Atmos Energy Corp.	11,099	1,061,841
Chesapeake Utilities Corp.	718	61,777
National Fuel Gas Company	8,579	461,979
New Jersey Resources Corp.	12,608	611,866
Northwest Natural Holding Company	1,289	85,499
ONE Gas, Inc.	7,511	639,111
South Jersey Industries, Inc.	3,793	118,342
Southwest Gas Holdings, Inc.	7,051	555,407
Spire, Inc.	2,145	169,262
UGI Corp.	17,353	996,930
		4,762,014
Independent power and renewable electricity producers –
0.1%
AES Corp.	31,444	487,068
Atlantic Power Corp. (A)	6,180	13,534
Clearway Energy, Inc., Class A	1,770	31,913
Clearway Energy, Inc., Class C	2,836	51,785
NRG Energy, Inc.	14,286	549,011
Ormat Technologies, Inc.	1,772	99,391
Pattern Energy Group, Inc., Class A	3,665	75,829
TerraForm Power, Inc., Class A	3,228	37,122
		1,345,653
Multi-utilities – 0.9%
Ameren Corp.	11,533	791,394
Avista Corp.	2,836	147,529
Black Hills Corp.	7,678	508,360
CenterPoint Energy, Inc.	23,070	646,191
CMS Energy Corp.	13,332	694,464
Consolidated Edison, Inc.	14,640	1,176,324
Dominion Energy, Inc.	30,756	2,291,322
DTE Energy Company	8,551	1,023,897
MDU Resources Group, Inc.	19,564	517,859
NiSource, Inc.	17,233	455,296
NorthWestern Corp.	7,211	461,216
Public Service Enterprise Group, Inc.	23,848	1,333,103
SCANA Corp.	6,860	320,088
Sempra Energy	12,861	1,481,844
Unitil Corp.	689	34,932
Vectren Corp.	8,292	595,449
WEC Energy Group, Inc.	14,828	1,074,733
		13,554,001
Water utilities – 0.1%
American States Water Company	1,616	108,401
American Water Works Company, Inc.	8,539	814,706
Aqua America, Inc.	17,757	608,888
AquaVenture Holdings, Ltd. (A)	647	12,151
Cadiz, Inc. (A)	1,163	12,595
California Water Service Group	2,142	97,932
Connecticut Water Service, Inc.	558	38,826
Consolidated Water Company, Ltd.	932	11,547
Middlesex Water Company	707	36,651
Pure Cycle Corp. (A)	975	10,238
SJW Group	755	42,310
The York Water Company	652	21,594
		1,815,839
		46,274,872
TOTAL COMMON STOCKS (Cost $1,436,043,818)		$1,514,648,201

PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Media – 0.0%
GCI Liberty, Inc., 7.000%	361	8,700
TOTAL PREFERRED SECURITIES (Cost $2,897)		$8,700

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL – 0.5%
John Hancock Collateral Trust,
2.3749% (D)(E)	812,408	$8,126,188
TOTAL SECURITIES LENDING COLLATERAL (Cost
$8,126,186)		$8,126,188

SHORT-TERM INVESTMENTS – 2.7%
U.S. Government Agency – 1.7%
Federal Home Loan Bank Discount Note
2.185%, 01/02/2019 *	$12,000,000	11,976,396
2.285%, 01/10/2019 *	15,000,000	14,962,635
		26,939,031
Repurchase agreement – 1.0%
Repurchase Agreement with State Street
Corp. dated 11-30-18 at 1.050% to be
repurchased at $15,455,352 on
12-3-18, collateralized by $16,085,000
U.S. Treasury Notes, 2.125% due
12-31-22 (valued at $15,769,123,
including interest)	15,454,000	15,454,000
TOTAL SHORT-TERM INVESTMENTS (Cost $42,392,610)		$42,393,031
Total Investments (U.S. Strategic Equity Allocation Fund)
(Cost $1,486,565,511) – 100.1%		$1,565,176,120
Other assets and liabilities, net – (0.1%)		(1,757,739)
TOTAL NET ASSETS – 100.0%		$1,563,418,381

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-18. The value of securities on loan amounted to $7,952,536.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 11-30-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
E-Mini Russell 2000 Index Futures	55	Long	Dec 2018	$4,265,611	$4,220,150	$(45,461)
S&P 500 Index E-Mini Futures	292	Long	Dec 2018	40,611,673	40,271,180	(340,493)
S&P Mid 400 Index E-Mini Futures	26	Long	Dec 2018	4,787,812	4,886,700	98,888
						$(287,066)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

John Hancock Funds II
Portfolio of Investments — November 30, 2018 (unaudited) (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets on 11-30-18:

Capital Appreciation Fund
United States	89.0%
China	6.2%
United Kingdom	2.2%
France	2.0%
Other countries	0.6%
TOTAL	100.0%
High Yield Fund
United States	75.7%
Canada	5.4%
Cayman Islands	5.0%
United Kingdom	3.6%
Netherlands	1.8%
France	1.8%
Luxembourg	1.1%
Other countries	5.6%
TOTAL	100.0%
Mid Value Fund
United States	86.3%
Canada	6.2%
Ireland	2.7%
Denmark	1.4%
Other countries	3.4%
TOTAL	100.0%
Science & Technology Fund
United States	82.3%
China	8.4%
South Korea	3.4%
Taiwan	1.3%
South Africa	1.2%
Germany	1.1%
Russia	1.1%
Other countries	1.2%
TOTAL	100.0%
Strategic Equity Allocation Fund
United States	60.2%
Japan	7.0%
United Kingdom	4.8%
France	3.5%
Canada	2.7%
Switzerland	2.7%
China	2.3%
Germany	2.1%
Australia	2.1%
Netherlands	2.0%
Other countries	10.6%
TOTAL	100.0%
Total Return Fund (as a percentage of total investments)
United States	79.9%
Cayman Islands	5.1%
United Kingdom	3.5%
Japan	2.7%
Other countries	8.8%
TOTAL	100.0%

The following funds had the following sector composition as a percentage of net assets on 11-30-18:

International Growth Stock Fund
Financials	21.5%
Consumer staples	17.6%
Industrials	16.3%
Information technology	14.2%
Consumer discretionary	6.7%
Health care	6.4%
Communication services	5.4%
Energy	4.7%
Materials	2.9%
Short-term investments and other	4.3%
TOTAL	100.0%
International Small Cap Fund
Consumer discretionary	27.4%
Industrials	21.6%
Financials	11.1%
Information technology	11.0%
Consumer staples	7.3%
Health care	5.2%
Materials	5.0%
Energy	2.6%
Real estate	2.5%
Communication services	0.4%
Short-term investments and other	5.9%
TOTAL	100.0%
International Strategic Equity Allocation Fund
Financials	25.7%
Consumer staples	10.5%
Industrials	10.4%
Consumer discretionary	9.4%
Health care	8.1%
Information technology	7.4%
Communication services	7.1%
Materials	6.8%
Energy	6.4%
Real estate	2.9%
Utilities	2.6%
Short-term investments and other	2.7%
TOTAL	100.0%
International Value Fund
Financials	21.6%
Health care	17.4%
Energy	13.0%
Communication services	10.2%
Materials	8.2%
Information technology	8.2%
Industrials	8.0%
Consumer discretionary	5.3%
Consumer staples	2.9%
Utilities	2.5%
Real estate	0.5%
Short-term investments and other	2.2%
TOTAL	100.0%

John Hancock Funds II
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds’ Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded funds, held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 P.M ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds’ Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2018, all investments of Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio, Multi-Index Lifestyle Moderate Portfolio, Real Estate Securities Fund and Small Company Value Fund are categorized as Level 1 under the hierarchy described above.

All investments of Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above.

All investments of Core Bond Fund are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and money market funds which are categorized as Level 1.

All investments of Asia Pacific Total Return Bond Fund are categorized as Level 2 under the hierarchy described above, except for futures which are categorized as Level 1.

The following is a summary of the values by input classification of the funds’ investments as of November 30, 2018, by major security category or type:

	Total Value at 11-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Communication services	$277,932,884	$220,962,179	$56,970,705	—
Consumer discretionary	358,086,236	340,632,278	17,453,958	—
Consumer staples	60,362,155	60,362,155	—	—
Energy	17,193,540	17,193,540	—	—
Financials	73,970,171	73,970,171	—	—
Health care	239,560,123	239,560,123	—	—
Industrials	94,207,228	76,513,892	17,693,336	—
Information technology	604,131,504	593,381,651	10,749,853	—
Materials	18,028,118	18,028,118	—	—
Real estate	14,314,242	14,314,242	—	—
Securities lending collateral	38,005,364	38,005,364	—	—
Short-term investments	17,783,363	17,783,363	—	—
Total investments in securities	$1,813,574,928	$1,710,707,076	$102,867,852	—

Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks	$1,107,984,138	$1,107,984,138	—	—
Preferred securities
Financials	30,688,483	30,688,483	—	—
Health care	17,099,614	17,099,614	—	—
Industrials	3,978,051	—	$3,978,051	—
Utilities	26,948,130	26,948,130	—	—
U.S. Government and Agency obligations	71,026,191	—	71,026,191	—
Corporate bonds	356,011,583	—	356,011,583	—
Term loans	43,768,101	—	43,768,101	—
Securities lending collateral	1,390,599	1,390,599	—	—
Short-term investments	240,922	240,922	—	—
Total investments in securities	$1,659,135,812	$1,184,351,886	$474,783,926	—
Derivatives:
Liabilities
Written options	($13,811,087)	($324,340)	($13,486,747)	—

	Total Value at 11-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$91,688,540	—	$91,688,540	—
Foreign government obligations	52,662,443	—	52,662,443	—
Corporate bonds	131,634,298	—	131,634,298	—
Municipal bonds	3,995,232	—	3,995,232	—
Term loans	289,005	—	289,005	—
Collateralized mortgage obligations	41,709,881	—	41,709,881	—
Asset backed securities	16,991,293	—	16,991,293	—
Common stocks	10,620	$10,620	—	—
Preferred securities	183,245	—	183,245	—
Escrow shares	158,820	—	158,820	—
Purchased options	71,671	6,309	65,362	—
Short-term investments	6,401,138	—	6,401,138	—
Total investments in securities	$345,796,186	$16,929	$345,779,257	—
Liabilities
Sale commitments outstanding	($308,074)	—	($308,074)	—
Securities sold short	(1,757,467)	—	(1,757,467)	—
Derivatives:
Assets
Futures	$157,019	$157,019	—	—
Forward foreign currency contracts	2,241,080	—	$2,241,080	—
Swap contracts	4,380,509	—	4,380,509	—
Liabilities
Futures	(1,031,448)	(1,031,448)	—	—
Forward foreign currency contracts	(2,136,864)	—	(2,136,864)	—
Written options	(131,857)	(25,564)	(106,293)	—
Swap contracts	(2,711,442)	—	(2,711,442)	—

Health Sciences Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$252,376	—	—	$252,376
Financials	122,713	$122,713	—	—
Health care	280,286,848	269,551,922	$10,293,163	441,763
Preferred securities
Consumer discretionary	563,548	—	—	563,548
Health care	1,207,257	667,265	539,992	—
Information technology	298,931	—	—	298,931
Convertible bonds	394,322	—	394,322	—
Rights	15,288	15,288	—	—
Short-term investments	2,744,431	2,744,431	—	—
Total investments in securities	$285,885,714	$273,101,619	$11,227,477	$1,556,618

	Total Value at 11-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$6,172,269	—	$6,172,269	—
Corporate bonds	322,903,650	—	320,112,835	$2,790,815
Convertible bonds	5,707,165	—	5,707,165	—
Term loans	12,404,407	—	11,286,494	1,117,913
Asset backed securities	12,432,767	—	12,432,767	—
Common stocks	12,312,462	—	7,031,253	5,281,209
Preferred securities	3,089,715	$2,708,832	—	380,883
Escrow certificates	1,134	—	—	1,134
Purchased options	70,656	—	70,656	—
Securities lending collateral	8,717,675	8,717,675	—	—
Short-term investments	1,304,101	1,304,101	—	—
Total investments in securities	$385,116,001	$12,730,608	$362,813,439	$9,571,954
Derivatives:
Assets
Futures	$23,360	$23,360	—	—
Forward foreign currency contracts	139,052	—	$139,052	—
Liabilities
Futures	(8,200)	(8,200)	—	—
Forward foreign currency contracts	(23,269)	—	(23,269)	—

	Total Value at 11-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Stock Fund
Investments in securities:
Assets
Common stocks
Australia	$24,452,720	—	$24,452,720	—
Brazil	28,207,510	$12,235,790	15,971,720	—
Canada	67,671,935	67,671,935	—	—
China	47,164,170	23,329,928	23,834,242	—
Denmark	9,890,056	—	9,890,056	—
France	57,368,610	—	57,368,610	—
Germany	57,157,282	—	57,157,282	—
Hong Kong	16,460,133	—	16,460,133	—
Italy	23,434,352	—	23,434,352	—
Japan	59,331,539	—	59,331,539	—
Mexico	14,577,644	14,577,644	—	—
Netherlands	31,028,785	—	31,028,785	—
Singapore	13,935,117	—	13,935,117	—
South Korea	19,001,030	—	19,001,030	—
Spain	9,343,873	—	9,343,873	—
Sweden	23,287,345	—	23,287,345	—
Switzerland	51,178,147	—	51,178,147	—
Taiwan	14,364,405	—	14,364,405	—
Thailand	3,465,789	—	3,465,789	—
Turkey	6,705,524	—	6,705,524	—
United Kingdom	71,465,378	—	71,465,378	—
United States	31,658,927	31,658,927	—	—
Short-term investments	23,525,488	23,525,488	—	—
Total investments in securities	$704,675,759	$172,999,712	$531,676,047	—

International Small Cap Fund
Investments in securities:
Assets
Common stocks
Belgium	$12,586,142	—	$12,586,142	—
Brazil	13,411,101	—	13,411,101	—
Canada	43,927,233	$43,927,233	—	—
China	28,223,243	6,136,861	22,086,382	—
Denmark	7,203,135	—	7,203,135	—
Finland	22,631,880	—	22,631,880	—
France	2,285,561	—	2,285,561	—
Germany	22,972,253	—	22,972,253	—
Hong Kong	19,942,421	—	19,942,421	—
India	5,631,757	—	5,631,757	—
Italy	24,146,212	—	24,146,212	—
Japan	110,385,558	—	110,385,558	—
Luxembourg	12,216,941	—	12,216,941	—
Netherlands	24,700,213	—	24,700,213	—
Norway	2,417,401	—	2,417,401	—
Philippines	945,162	—	945,162	—

	Total Value at 11-30-18	Level 1 Quoted Price	Level 2 Significant Observable inputs	Level 3 Significant Unobservable inputs
Poland	4,471,058	—	4,471,058	—
Singapore	583,424	—	—	$583,424
South Korea	11,737,299	—	11,737,299	—
Spain	7,030,236	—	7,030,236	—
Sweden	23,368,405	—	23,368,405	—
Switzerland	17,067,931	7,103,533	9,964,398	—
Taiwan	28,883,116	—	28,883,116	—
United Kingdom	37,531,315	—	37,531,315	—
Preferred securities	3,310,296	—	3,310,296	—
Exchange-traded funds	7,770,986	7,770,986	—	—
Securities lending collateral	34,707,486	34,707,486	—	—
Short-term investments	28,800,000	—	28,800,000	—
Total investments in securities	$558,887,765	$99,646,099	$458,658,242	$583,424

	Total Value at 11-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Strategic Equity Allocation
Investments in securities:
Assets
Common stocks
Australia	$87,296,531	—	$87,296,531	—
Austria	2,962,503	—	2,962,503	—
Belgium	12,715,578	—	12,715,578	—
Brazil	13,643,242	—	13,643,242	—
Canada	111,364,652	$111,364,652	—	—
Chile	4,540,689	—	4,540,689	—
China	93,137,443	25,698,492	67,438,951	—
Colombia	1,393,090	1,393,090	—	—
Czech Republic	537,105	—	537,105	—
Denmark	25,437,876	—	25,437,876	—
Finland	14,214,290	—	14,214,290	—
France	142,534,466	—	142,534,466	—
Germany	81,817,587	—	81,817,587	—
Hong Kong	55,083,400	384,891	54,698,509	—
Hungary	1,386,244	—	1,386,244	—
Indonesia	1,325,547	—	1,325,547	—
Ireland	13,263,447	1,293,418	11,970,029	—
Isle of Man	451,435	—	451,435	—
Israel	5,933,525	2,512,560	3,420,965	—
Italy	7,619,290	—	7,619,290	—
Japan	287,539,003	—	287,539,003	—
Jersey, Channel Islands	650,575	—	650,575	—
Luxembourg	3,764,403	—	3,764,403	—
Macau	1,345,000	—	1,345,000	—
Malaysia	1,644,420	—	1,644,420	—
Mexico	18,667,839	18,486,719	181,120	—
Netherlands	82,320,126	4,777,101	77,543,025	—
New Zealand	1,753,316	—	1,753,316	—
Norway	10,910,561	—	10,910,561	—
Peru	1,188,525	1,188,525	—	—
Philippines	6,536,639	—	6,536,639	—
Poland	9,322,164	—	9,322,164	—
Portugal	1,832,071	—	1,832,071	—
Romania	303,298	—	303,298	—
Singapore	6,072,644	—	6,072,644	—
South Africa	30,863,806	—	30,863,806	—
South Korea	46,597,666	—	46,327,533	$270,133
Spain	8,612,439	—	8,612,439	—
Sweden	29,320,278	—	29,320,278	—
Switzerland	100,280,299	—	100,280,299	—
Taiwan	35,359,070	—	35,359,070	—
Thailand	8,408,869	—	8,408,869	—
Turkey	3,025,094	—	3,025,094	—
United Arab Emirates	382,375	—	382,375	—
United Kingdom	177,975,155	1,470,762	176,504,393	—
United States	1,688,289	666,536	1,021,753	—
Preferred securities
Brazil	8,479,923	—	8,479,923	—
Chile	543,558	—	543,558	—
Colombia	704,447	704,447	—	—
Germany	5,576,337	—	5,576,337	—
South Korea	2,392,087	—	2,392,087	—
Exchange-traded funds	75,416,248	75,416,248	—	—
Warrants	1,307	1,141	166	—
Securities lending collateral	37,627,959	37,627,959	—	—
Short-term investments	27,700,000	—	27,700,000	—
Total investments in securities	$1,711,463,730	$282,986,541	$1,428,207,056	$270,133
Derivatives:
Assets
Futures	$282,347	$282,347	—	—
Liabilities
Futures	(403,957)	(403,957)	—	—

	Total Value at 11-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Value Fund
Investments in securities:
Assets
Common stocks
Canada	$53,038,704	$53,038,704	—	—
China	95,776,028	27,697,885	$68,078,143	—
Denmark	25,016,062	—	25,016,062	—
France	97,765,639	—	97,765,639	—
Germany	72,236,594	—	72,236,594	—
Hong Kong	41,480,610	—	41,480,610	—
India	9,720,953	—	9,720,953	—
Ireland	31,468,061	—	31,468,061	—
Israel	24,937,935	24,937,935	—	—
Italy	20,134,847	—	20,134,847	—
Japan	93,164,358	—	93,164,358	—
Luxembourg	4,058,782	—	4,058,782	—
Netherlands	93,606,623	13,681,017	79,925,606	—
Singapore	15,360,005	152,524	15,207,481	—
South Korea	83,906,839	14,640,931	69,265,908	—
Sweden	411,922	—	411,922	—
Switzerland	49,521,595	—	49,521,595	—
Taiwan	21,714,143	—	21,714,143	—
Thailand	22,180,037	—	22,180,037	—
United Kingdom	143,483,004	—	143,483,004	—
Securities lending collateral	6,046,907	6,046,907	—	—
Short-term investments	14,000,000	—	14,000,000	—
Total investments in securities	$1,019,029,648	$140,195,903	$878,833,745	—

	Total Value at 11-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Cap Stock Fund
Investments in securities:
Assets
Common stocks
Communication services	$94,745,989	$94,745,989	—	—
Consumer discretionary	249,807,224	248,950,131	—	$857,093
Consumer staples	74,426,566	74,426,566	—	—
Energy	20,566,463	20,566,463	—	—
Financials	39,674,759	39,674,759	—	—
Health care	372,400,440	359,939,409	$12,461,031	—
Industrials	125,099,529	125,099,529	—	—
Information technology	417,653,345	400,988,919	11,161,240	5,503,186
Materials	26,528,030	26,528,030	—	—
Real estate	1,656,380	—	—	1,656,380
Preferred securities	116,928,605	—	—	116,928,605
Securities lending collateral	28,906,956	28,906,956	—	—
Short-term investments	36,700,000	—	36,700,000	—
Total investments in securities	$1,605,094,286	$1,419,826,751	$60,322,271	$124,945,264

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$45,801,469	45,801,469	—	—
Consumer discretionary	36,301,713	36,301,713	—	—
Consumer staples	154,389,363	134,985,629	$19,403,734	—
Energy	155,871,154	152,179,848	3,691,306	—
Financials	223,458,618	214,366,453	9,092,165	—
Health care	207,233,002	207,233,002	—	—
Industrials	108,484,361	103,730,093	4,754,268	—
Information technology	20,077,870	20,077,870	—	—
Materials	106,692,764	106,692,764	—	—
Real estate	113,605,517	113,605,517	—	—
Utilities	85,955,035	85,955,035	—	—
Preferred securities	3,141,755	3,141,755	—	—
Securities lending collateral	58,013,441	58,013,441	—	—
Short-term investments	95,346,944	95,346,944	—	—
Total investments in securities	$1,414,373,006	$1,377,431,533	$36,941,473	—

	Total Value at 11-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Real Return Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,408,983,664	—	$1,408,983,664	—
Foreign government obligations	51,308,736	—	51,308,736	—
Corporate bonds	47,998,611	—	47,998,611	—
Municipal bonds	572,300	—	572,300	—
Collateralized mortgage obligations	16,476,031	—	16,476,031	—
Asset backed securities	56,389,268	—	56,389,268	—
Common stocks	2,984	$2,984	—	—
Short-term investments	38,087,439	—	38,087,439	—
Total investments in securities	$1,619,819,033	$2,984	$1,619,816,049	—
Liabilities
Sale commitments outstanding	($23,257,141)	—	($23,257,141)	—
Securities sold short	(2,201,872)	—	(2,201,872)	—
Derivatives:
Assets
Futures	$362,314	$362,314	—	—
Forward foreign currency contracts	925,370	—	$925,370	—
Swap contracts	7,969,046	—	7,969,046	—
Liabilities
Futures	(1,266,809)	(1,266,809)	—	—
Forward foreign currency contracts	(1,181,256)	—	(1,181,256)	—
Written options	(259,316)	(66,345)	(192,971)	—
Swap contracts	(3,864,817)	—	(3,864,817)	—

Science & Technology Fund
Investments in securities:
Assets
Common stocks
Communication services	$36,864,319	$24,707,640	$12,156,679	—
Consumer discretionary	35,213,065	32,999,245	2,213,820	—
Health care	1,641,959	1,641,959	—	—
Industrials	811,821	811,821	—	—
Information technology	126,017,019	117,215,180	8,801,839	—
Materials	1,230,643	1,230,643	—	—
Preferred securities	2,411,064	—	—	$2,411,064
Exchange-traded funds	5,628,540	5,628,540	—	—
Securities lending collateral	4,254,359	4,254,359	—	—
Short-term investments	18,312,255	3,602,255	14,710,000	—
Total investments in securities	$232,385,044	$192,091,642	$37,882,338	$2,411,064

	Total Value at 11-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Stock Fund
Investments in securities:
Assets
Common stocks
Communication services	$2,936,111	$2,936,111	—	—
Consumer discretionary	36,638,834	36,638,834	—	—
Consumer staples	5,295,108	5,295,108	—	—
Energy	3,333,390	3,333,390	—	—
Financials	12,537,732	12,537,732	—	—
Health care	65,499,887	65,499,887	—	—
Industrials	25,752,909	25,752,909	—	—
Information technology	35,039,735	34,653,510	—	$386,225
Materials	9,016,180	9,016,180	—	—
Real estate	12,071,029	12,071,029	—	—
Preferred securities	1,197,733	—	—	1,197,733
Securities lending collateral	11,423,018	11,423,018	—	—
Total investments in securities	$220,741,666	$219,157,708	—	$1,583,958

Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Communication services	$429,129,884	$246,811,859	$182,316,263	$1,762
Consumer discretionary	710,739,847	475,425,431	235,314,416	—
Consumer staples	593,347,053	314,064,359	279,282,694	—
Energy	399,511,082	257,954,260	141,556,822	—
Financials	1,163,192,145	663,001,651	500,189,038	1,456
Health care	898,755,280	642,757,222	255,528,167	469,891
Industrials	805,897,413	484,293,415	321,603,998	—
Information technology	1,062,273,438	867,128,060	194,628,486	516,892
Materials	337,560,782	147,580,046	189,974,597	6,139
Real estate	250,210,757	160,344,495	89,866,262	—
Utilities	201,695,686	130,738,942	70,956,744	—
Preferred securities
Communication services	591,866	23,473	568,393	—
Consumer discretionary	7,104,489	—	7,104,489	—
Consumer staples	3,519,565	—	3,519,565	—
Energy	2,742,934	—	2,742,934	—
Financials	11,075,515	1,245,468	9,830,047	—
Health care	599,949	—	599,949	—
Information technology	3,321,436	—	3,321,436	—
Materials	2,073,876	—	2,073,876	—
Utilities	476,136	—	476,136	—
Exchange-traded funds	132,131,957	132,131,957	—	—
Rights	99	99	—	—
Warrants	273	—	273	—
Securities lending collateral	70,782,470	70,782,470	—	—
Short-term investments	259,473,502	—	259,473,502	—
Total investments in securities	$7,346,207,434	$4,594,283,207	$2,750,928,087	$996,140
Derivatives:
Assets
Futures	$1,423,120	$1,423,120	—	—
Forward foreign currency contracts	1,895,411	—	$1,895,411	—
Liabilities
Futures	(4,439,867)	(4,439,867)	—	—
Forward foreign currency contracts	(1,105,050)	—	(1,105,050)	—

	Total Value at 11-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,161,367,541	—	$1,161,367,541	—
Foreign government obligations	53,710,741	—	53,710,741	—
Corporate bonds	709,463,021	—	709,463,021	—
Municipal bonds	9,801,520	—	9,801,520	—
Collateralized mortgage obligations	222,199,140	—	222,199,140	—
Asset backed securities	236,673,227	—	236,673,227	—
Preferred securities	6,141,000	—	6,141,000	—
Purchased options	804,424	$73,889	730,535	—
Short-term investments	58,008,442	—	58,008,442	—
Total investments in securities	$2,458,169,056	$73,889	$2,458,095,167	—
Liabilities
Securities sold short	($1,428,823)	—	($1,428,823)	—
Derivatives:
Assets
Futures	$820,131	$820,131	—	—
Forward foreign currency contracts	4,667,914	—	$4,667,914	—
Swap contracts	10,166,308	—	10,166,308	—
Liabilities
Futures	(2,007,818)	(2,007,818)	—	—
Forward foreign currency contracts	(3,645,822)	—	(3,645,822)	—
Written options	(922,253)	—	(922,253)	—
Swap contracts	(5,483,502)	—	(5,483,502)	—

	Total Value at 11-30-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. High Yield Bond Fund
Investments in securities:
Assets
Corporate bonds	$237,212,372	—	$237,212,372	—
Convertible bonds	3,513,840	—	3,513,840	—
Term loans	6,556,214	—	6,556,214	—
Rights	165,569	—	165,569	—
Escrow certificates	19,800	—	—	$19,800
Securities lending collateral	9,343,186	$9,343,186	—	—
Short-term investments	2,998,800	2,998,800	—	—
Total investments in securities	$259,809,781	$12,341,986	$247,447,995	$19,800

U.S. Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Communication services	$81,619,448	$81,618,759	—	$689
Consumer discretionary	160,332,494	160,325,835	$6,659	—
Consumer staples	108,068,193	108,068,193	—	—
Energy	80,469,371	80,461,629	7,742	—
Financials	213,545,336	213,544,735	—	601
Health care	236,027,358	236,027,133	—	225
Industrials	170,446,761	170,446,761	—	—
Information technology	314,046,938	314,046,938	—	—
Materials	45,439,062	45,436,793	—	2,269
Real estate	58,378,368	58,378,368	—	—
Utilities	46,274,872	46,274,872	—	—
Preferred securities	8,700	8,700	—	—
Securities lending collateral	8,126,188	8,126,188	—	—
Short-term investments	42,393,031	—	42,393,031	—
Total investments in securities	$1,565,176,120	$1,522,764,904	$42,407,432	$3,784
Derivatives:
Assets
Futures	$98,888	$98,888	—	—
Liabilities
Futures	(385,954)	(385,954)	—	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

High Yield Fund	Corporate bonds	Term loans	Common stocks	Preferred securities	Escrow certificates	Total
Balance as of 8-31-18	$2,694,415	$1,117,913	$8,102,567	$380,883	$1,134	$12,296,912
Realized gain (loss)	-	-	(118,278)	-	-	(118,278)
Change in unrealized appreciation (depreciation)	-	-	(2,703,080)	-	-	(2,703,080)
Purchases	96,400	-	-	-	-	96,400
Sales	-	-	-	-	-	-
Transfers into Level 3	-	-	-	-	-	-
Transfers out of Level 3	-	-	-	-	-	-
Balance as of 11-30-18	$2,790,815	$1,117,913	$5,281,209	$380,883	$1,134	$9,571,954
Change in unrealized at period end*	-	-	($2,821,358)	-	-	($2,821,358)

Mid Cap Stock Fund	Common stocks	Preferred securities	Total
Balance as of 8-31-18	$7,487,414	$98,980,340	$106,467,754
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	529,245	17,948,265	18,477,510
Purchases	-	-	-
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 11-30-18	$8,016,659	$116,928,605	$124,945,264
Change in unrealized at period end*	$529,245	$17,948,265	$18,477,510

Science & Technology Fund	Preferred securities	Total
Balance as of 8-31-18	$2,499,129	$2,499,129
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(88,065)	(88,065)
Purchases	-	-
Sales	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Balance as of 11-30-18	$2,411,064	$2,411,064
Change in unrealized at period end*	($88,065)	($88,065)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds’ Level 3 securities are outlined in the table below:

High Yield Fund
	Fair Value at 11-30-18	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Corporate bonds	$2,790,815	Market Approach	Pending transaction value	$100.00
Term loans	$1,117,913	Market Approach	Prior / recent transactions	$98.06
Common stocks	$2,954,350	Market Approach	EV/EBITDA multiple Discount	6.47x - 11.11x (weighted average 7.45x) 17.5% - 25% (weighted average 17.98%)
	$2,246,586	Market Approach	Pending transaction value	$13.74
	$80,273	Market Approach	Estimated liquidation value	$0.67
	$5,281,209
Preferred securities	$380,883	Market Approach	Estimated liquidation value	$0.01
Escrow certificates	$1,134	Market Approach	Estimated liquidation value	$0.03

Total	$9,571,954

Mid Cap Stock Fund
	Fair Value at 11-30-18	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common stocks	$7,120,666	Market Approach	Prior / recent transactions	$2.55 - $110.00 (weighted average $27.54)
	$857,093	Market Approach	EV to revenue multiple Discount	4.89x 17.5%
	$38,900	Market Approach	Expected future value Discount	$0.10 50%
	$8,016,659

Preferred securities	$40,445,570	Market Approach	Prior / recent transactions	$110.00
	$35,154,700	Market Approach	Average bids	$43.45
	$15,876,410	Market Approach	EV to revenue multiple Discount	1.19x - 6.14x (weighted average 3.54x) 10% - 17.5% (weighted average 14.62%)
	$12,837,739	Market Approach	Pending transaction value Discount	$5.70 2.12%
	$12,529,424	Market Approach	EV to revenue multiple Discount OPM - Volatility	2.95x - 6.16x (weighted average 3.78x) 17.5% - 25% (weighted average 21.96%) 20% - 40% (weighted average 32.89%)
	$84,762	Market Approach	Expected future value Discount	$0.36 54.92%
	$116,928,605

Total	$124,945,264

Science & Technology Fund
	Fair Value at 11-30-18	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Preferred securities	$1,623,238	Market Approach	EV to revenue multiple Discount	3.75x 12.5%
	$787,826	Market Approach	Prior / recent transactions	$46.90
Total	$2,411,064

A change to unobservable inputs of a fund's Level 3 securities as of November 30, 2018, could have resulted in changes to the fair value measurement, as follows :

Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Average bids	Increase	Decrease
Discount	Decrease	Increase
Enterprise value to earnings before interest, taxes, depreciation and amortization ("EV/EBITDA") multiple	Increase	Decrease
Enterprise value ("EV") to revenue multiple	Increase	Decrease
Estimated liquidation value	Increase	Decrease
Expected future value	Increase	Decrease
Options Pricing Method (OPM) - Volatility	Variable	Variable
Pending transaction value	Increase	Decrease
Prior/recent transactions	Increase	Decrease

Repurchase agreements. The funds may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a fund for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding) . At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund’s NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Securities sold short. Certain funds may make short sales of securities or maintain a short position, provided that at all times when a short position is open a fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale “against-the-box”).

In addition, certain funds may also sell a security they do not own in anticipation of a decline in the market value of that security (a short sale “not against-the-box”). To complete such a transaction, a fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a fund replaces a borrowed security, it will maintain cash or other liquid assets at such a level that will equal the current value of the security sold short; and will not be less than the market value of the security at the time it was sold short. A fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaced the borrowed security. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.

Interest or short dividend expense relates to a funds liability with respect to short sale transactions by the funds. Interest or short dividend expense is recorded as incurred.

Term loans (Floating rate loans). The funds may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the funds may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities also have the risk that the funds may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Mortgage and asset backed securities. The funds may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the funds having to reinvest the proceeds in lower yielding securities, effectively reducing the funds’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the funds’ cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The funds are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Derivative instruments. Certain funds may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

The following table details how the funds used futures contracts during the period ended November 30, 2018:

Fund	Reason
Asia Pacific Total Return Bond Fund	To manage against anticipated interest rate changes and manage duration of the fund
Global Bond Fund	To gain exposure to foreign bond markets, gain exposure to treasury markets, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund
High Yield Fund	To manage against anticipated interest rate changes
International Strategic Equity Allocation Fund	To maintain diversity of the fund
Real Return Bond Fund	To gain exposure to foreign bond markets, gain exposure to treasury markets, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund
Strategic Equity Allocation Fund	To gain exposure to foreign bond markets, gain exposure to treasury markets, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund
Total Return Fund	To gain exposure to foreign bond markets, gain exposure to treasury markets, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund
U.S. Strategic Equity Allocation Fund	To gain exposure to foreign bond markets, gain exposure to treasury markets, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor a fund thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the funds used forward foreign currency contracts during the period ended November 30, 2018:

Fund	Reason
Asia Pacific Total Return Bond Fund	To manage against anticipated changes in currency exchange rates
Global Bond Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity of the fund
High Yield Fund	To manage against anticipated changes in currency exchange rates
Real Return Bond Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity of the fund

Strategic Equity Allocation Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity of the fund
Total Return Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity of the fund

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a fund purchases an option, the premium paid by the fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

An interest rate swaption is an option to enter into an interest rate swap. A credit default swaption is an option to enter into a credit default swap. Inflation floors (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “floor.” Inflation caps (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “cap.” An interest rate cap or floor is an over-the-counter investment instrument designed to protect lenders of adjustable or floating-rate securities from losses due to changing interest rates. An interest rate cap seller pays a buyer when the indexed interest rate rises above the cap’s strike rate, thus hedging against losses on rising rates. An interest rate floor seller pays a buyer when the indexed interest rate falls below the floors’ strike rate, thus hedging against losses on falling rates. Fundamentally, interest rate floors and caps are put options placed on a floating-rate index.

The following table details how the funds used purchased options during the period ended November 30, 2018:

Fund	Reason
Global Bond Fund	To manage duration of the fund, manage against anticipated changes in interest rates and currency exchange rates, maintain diversity of the fund, and gain exposure to foreign currencies
High Yield Fund	To manage against anticipated changes in securities markets
Total Return Fund	To maintain diversity of the fund

The following table details how the funds used written option contracts during the period ended November 30, 2018:

Fund	Reason
Capital Appreciation Value Fund	To manage against anticipated changes in securities markets
Global Bond Fund	To manage against anticipated changes in currency exchange rates, manage against anticipated interest rate changes, gain exposure to foreign currencies, manage duration of the fund, and maintain diversity of the fund
Real Return Bond Fund	To manage against anticipated changes in currency exchange rates, manage against anticipated interest rate changes, gain exposure to foreign currencies, manage duration of the fund, gain exposure to treasury markets, and maintain diversity of the fund

Total Return Fund	To manage against anticipated changes in currency exchange rates, manage against anticipated interest rate changes, gain exposure to foreign currencies, manage duration of the fund, and maintain diversity of the fund

Swaps. Swap agreements are agreements between a fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the funds are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or a fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table details how the funds used interest rate swap contracts during the period ended November 30, 2018:

Fund	Reason
Global Bond Fund	To manage against anticipated interest rate changes, manage duration of the fund, and as a substitute for securities purchased
Real Return Bond Fund	To manage against anticipated interest rate changes, manage duration of the fund, and as a substitute for securities purchased
Total Return Fund	To manage against anticipated interest rate changes, manage duration of the fund, and as a substitute for securities purchased

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The funds may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the funds may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps — Buyer

The following table details how the funds used credit default swap contracts as Buyer of protection during the period ended November 30, 2018:

Fund	Reason
Global Bond Fund	To manage against potential credit events, gain exposure to a credit index, and as a substitute for securities purchased
Real Return Bond Fund	To manage against potential credit events, gain exposure to a credit index, and as a substitute for securities purchased

Credit default swaps – Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which a fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following table details how the funds used credit default swap contracts as Seller of protection during the period ended November 30, 2018:

Fund	Reason
Global Bond Fund	To take a long position in the exposure of the benchmark credit, gain exposure to a credit index, and as a substitute for securities purchased
Real Return Bond Fund	To take a long position in the exposure of the benchmark credit, gain exposure to a credit index, and as a substitute for securities purchased
Total Return Fund	To take a long position in the exposure of the benchmark credit, gain exposure to a credit index, and as a substitute for securities purchased

Currency swaps. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

The following table details how the funds used currency swap contracts during the period ended November 30, 2018:

Fund	Reason
Global Bond Fund	To manage against anticipated currency exchange rate changes, maintain diversity of the fund, and as a substitute for securities purchased

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following table details how the funds used inflation swap contracts during the period ended November 30, 2018:

Fund	Reason
Real Return Bond Fund	To take a position on current versus future inflation expectations

Investment in affiliated underlying funds. Multi-Index Lifestyle Portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The funds do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the funds’ investments may represent a significant portion of each underlying funds’ net assets.

Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
								Change in
					Income	Capital gain		unrealized
	Beginning	Shares		Ending share	distributions	distributions	Realized gain	appreciation
Fund	share amount	purchased	Shares sold	amount	received	received	(loss)	(depreciation)	Ending value
Capital Appreciation Fund
John Hancock Collateral Trust	3,072,318	16,411,014	(15,683,783)	3,799,549	-	-	($4,133)	($6,810)	$38,005,364

Capital Appreciation Value Fund
John Hancock Collateral Trust	3,134,913	4,131,059	(7,126,948)	139,024	-	-	($3,743)	($494)	$1,390,599

Core Bond Fund
John Hancock Collateral Trust	122,515	4,428,691	(4,493,813)	57,393	-	-	($1,232)	($264)	$574,078

High Yield Fund
John Hancock Collateral Trust	815,185	1,829,996	(1,773,640)	871,541	-	-	($344)	($2,583)	$8,717,675

International Small Cap Fund
John Hancock Collateral Trust	2,110,894	6,066,540	(4,707,588)	3,469,846	-	-	($3,632)	($6,159)	$34,707,486

International Strategic Equity Allocation
Fund
John Hancock Collateral Trust	5,510,937	18,035,701	(19,784,820)	3,761,818	-	-	($5,452)	$10,708	$37,627,959

International Value Fund
John Hancock Collateral Trust	1,356,003	11,239,956	(11,991,426)	604,533	-	-	($2,618)	($2,606)	$6,046,907

Mid Cap Stock Fund
John Hancock Collateral Trust	8,076,355	15,928,343	(21,114,754)	2,889,944	-	-	($4,601)	($20,454)	$28,906,956

Mid Value Fund
John Hancock Collateral Trust	9,486,141	9,593,836	(13,280,141)	5,799,836	-	-	$2,064	($16,496)	$58,013,441

					Dividends and distributions
								Change in
					Income	Capital gain		unrealized
	Beginning	Shares		Ending share	distributions	distributions	Realized gain	appreciation
Fund	share amount	purchased	Shares sold	amount	received	received	(loss)	(depreciation)	Ending value
Multi-Index Lifestyle Aggressive
Portfolio
John Hancock Collateral Trust	-	1,692,082	(1,069,889)	622,193	-	-	$1	($182)	$6,223,544
Strategic Equity Allocation	16,193,308	410,121	(159,909)	16,443,520	-	-	(122,088)	(12,903,777)	208,010,522
					-	-	($122,087)	($12,903,959)	$214,234,066

Multi-Index Lifestyle Balanced Portfolio
John Hancock Collateral Trust	2,520,301	9,156,328	(5,477,334)	6,199,295	-	-	($9,694)	($6,020)	$62,009,065
Strategic Equity Allocation	25,613,800	1,525,013	(194,812)	26,944,001	-	-	(145,994)	(20,363,724)	340,841,613
					-	-	($155,688)	($20,369,744)	$402,850,678

Multi-Index Lifestyle Conservative
Portfolio
John Hancock Collateral Trust	515,277	5,329,866	(4,526,371)	1,318,772	-	-	($3,609)	($653)	$13,191,149
Strategic Equity Allocation	1,404,814	141,935	(57,894)	1,488,855	-	-	(77,934)	(1,052,833)	18,834,021
					-	-	($81,543)	($1,053,486)	$32,025,170

Multi-Index Lifestyle Growth Portfolio
John Hancock Collateral Trust	1,412,330	11,895,751	(10,055,194)	3,252,887	-	-	($6,007)	($759)	$32,537,324
Strategic Equity Allocation	29,901,875	1,674,768	(247,077)	31,329,566	-	-	(196,044)	(23,884,231)	396,319,009
					-	-	($202,051)	($23,884,990)	$428,856,333

Multi-Index Lifestyle Moderate Portfolio
John Hancock Collateral Trust	792,912	5,311,463	(4,099,019)	2,005,356	-	-	($5,350)	($1,457)	$20,058,778
Strategic Equity Allocation	4,624,884	353,644	(73,549)	4,904,979	-	-	(53,657)	(3,648,389)	62,047,990
					-	-	($59,007)	($3,649,846)	$82,106,768

Science & Technology Fund
John Hancock Collateral Trust	834,886	2,485,101	2,894,662	425,325	-	-	($1,335)	($915)	$4,254,359

					Dividends and distributions
								Change in
					Income	Capital gain		unrealized
	Beginning	Shares		Ending share	distributions	distributions	Realized gain	appreciation
Fund	share amount	purchased	Shares sold	amount	received	received	(loss)	(depreciation)	Ending value
Small Cap Stock Fund
John Hancock Collateral Trust	1,060,068	3,458,002	3,376,065	1,142,005	-	-	($780)	($3,072)	$11,423,018
Small Company Value Fund
John Hancock Collateral Trust	1,501,334	2,130,882	(2,607,540)	1,024,676	-	-	($1,606)	($2,478)	$10,249,427
Strategic Equity Allocation Fund
John Hancock Collateral Trust	8,329,959	31,240,599	(32,494,151)	7,076,407	-	-	($10,635)	($19,510)	$70,782,470
U.S. High Yield Bond Fund
John Hancock Collateral Trust	932,792	1,563,846	(1,562,562)	934,076	-	-	($759)	($2,829)	$9,343,186
U.S. Strategic Equity Allocation Fund
John Hancock Collateral Trust	1,585,967	2,026,183	(2,799,742)	812,408	-	-	$963	($4,737)	$8,126,188

Direct placement securities. The funds may hold private placement securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at November 30, 2018:

				Beginning		Value as a
		Original	Acquisition	share	Ending share	percentage of
Fund	Issuer, Description	acquisition date	cost	amount	amount	fund's net assets	Value as of 11-30-18
Health Sciences Fund	Acerta Pharma BV, Class B	2/8/2016	$146,475	4,892,850	4,892,850	0.1%	$421,274
Health Sciences Fund	Doximity, Inc.	4/10/2014	307,268	63,738	63,738	0.1%	298,931
Health Sciences Fund	JAND, Inc., Class A	4/23/2015	194,538	16,938	16,938	0.1%	252,376
Health Sciences Fund	JAND, Inc., Series D	4/23/2015	434,397	37,822	37,822	0.2%	563,548
							$1,536,129

High Yield Fund	New Cotai, Inc., Class B	4/12/2013	$0	11	11	0.2%	$583,828

Mid Cap Stock Fund	Coupang LLC	11/20/2014	7,607,320	2,300,670	2,300,670	0.8%	$12,837,739
Mid Cap Stock Fund	DraftKings, Inc.	12/4/2014	3,259,192	2,143,227	2,143,227	0.3%	5,464,286
Mid Cap Stock Fund	Essence Group Holdings Corp.	5/1/2014	5,083,384	2,958,957	2,958,957	0.5%	7,870,826
Mid Cap Stock Fund	JAND, Inc., Class A	4/23/2015	635,744	57,523	57,523	0.1%	857,093
Mid Cap Stock Fund	JAND, Inc., Series D	4/23/2015	1,419,614	128,449	128,449	0.1%	1,913,890

				Beginning		Value as a
		Original	Acquisition	share	Ending share	percentage of
Fund	Issuer, Description	acquisition date	cost	amount	amount	fund's net assets	Value as of 11-30-18
Mid Cap Stock Fund	Lookout, Inc., Series F	7/31/2014	4,276,874	392,767	392,767	0.2%	3,000,740
Mid Cap Stock Fund	MarkLogic Corp., Series F	4/27/2015	5,713,656	507,686	507,686	0.3%	5,071,783
Mid Cap Stock Fund	Pinterest, Inc., Series G	3/16/2015	6,593,991	960,835	960,835	0.4%	6,091,694
Mid Cap Stock Fund	The Honest Company, Inc.	8/20/2014	3,966,620	142,030	142,030	0.3%	4,456,901
Mid Cap Stock Fund	Uber Technologies, Inc.	6/5/2014	12,551,361	809,084	809,084	2.2%	35,154,700
Mid Cap Stock Fund	WeWork Companies, Inc., Class A	12/8/2014	250,733	15,058	15,058	0.1%	1,656,380
Mid Cap Stock Fund	WeWork Companies, Inc., Series D1	12/8/2014	4,418,925	205,905	205,905	1.4%	22,649,550
Mid Cap Stock Fund	WeWork Companies, Inc., Series D2	12/8/2014	3,472,011	161,782	161,782	1.1%	17,796,020
							$124,821,602

Science & Technology Fund	Airbnb, Inc., Series E	7/14/2015	$1,526,562	16,398	16,398	0.7%	$1,623,238
Science & Technology Fund	DiDi Chuxing, Inc.	10/19/2015	460,705	16,798	16,798	0.3%	787,826
							$2,411,064

Small Cap Stock Fund	DraftKings, Inc.	7/13/2015	$571,817	151,487	151,487	0.2%	$386,225
Small Cap Stock Fund	MarkLogic Corp., Series F	4/27/2015	839,997	72,325	72,325	0.3%	722,527
Small Cap Stock Fund	The Honest Company, Inc., Series D	8/3/2015	585,435	12,795	12,795	0.2%	475,206
							$1,583,958

For additional information on the funds’ significant accounting policies, please refer to the funds’ most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Andrew Arnott
Andrew Arnott
President

Date: January 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: January 17, 2019

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: January 17, 2019